UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last Day of February

Date of reporting period: March 1, 2020 through February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Annual Report

J.P. Morgan Money Market Funds

February 28, 2021

JPMorgan Prime Money Market Fund

JPMorgan Institutional Tax Free Money Market Fund

JPMorgan Securities Lending Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

The following disclosure applies to the JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund.

You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

APRIL 10, 2021 (Unaudited)

Dear Shareholders,

Financial markets recovered from the initial shock of the pandemic in 2020 and entered 2021 bolstered by continued central bank support, increasing amounts of government stimulus spending and investor optimism over the rollout of multiple vaccines against the novel corona virus.

“Throughout the past year of unprecedented challenges — and opportunities — JPMorgan Global Liquidity has continued to commit JPMorgan’s global resources and expertise to seeking to deliver effective short-term fixed income strategies.”
— John T. Donohue

The investment environment at the end of February 2021 looked entirely different from twelve months earlier when the World Health Organization first declared a pandemic. The emergence of COVID-19 caused the deepest downturn in economic activity since World War II. At the height of financial market uncertainty in early March 2020, demand for liquidity strained short-term credit markets and spread into broader financial markets.

In response to an accelerating sell-off in financial markets, the U.S. Federal Reserve (the “Fed”) unveiled an array of facilities designed to restore liquidity and maintain the flow of credit to the public and private sectors, in addition to cutting interest rates. The central bank created the Commercial Paper Funding Facility and the Money Market Mutual Fund Liquidity Facility and reinstated its Term Asset-Backed Securities Lending Facility. These actions — plus a $2.3 trillion stimulus package from the U.S. Congress — resulted in improved liquidity for front-end fixed income markets.

In the second quarter of 2020, the return of investor confidence was evident as a rotation of assets from government money market funds and other sources found their way back to prime money market funds. The prime money market funds’ combined total assets under management rebounded to pre-pandemic levels. Additionally, as interest rates continued to drift lower, the yield spread between prime money market funds and government money market funds became a larger consideration for investors.

Over the second half of 2020 and into the first months of 2021, financial markets largely recovered, led by rising equity prices, particularly in emerging markets and the U.S. Within fixed income markets, high yield bonds (also known as “junk bonds”) generally outperformed investment grade bonds for the twelve months ended February 28, 2021.

Subsequent to the end of the twelve month period, the federal government enacted the $1.9 trillion American Rescue Plan and shortly afterward, the Biden administration proposed a $2 trillion American Jobs Act. The potential economic impacts of massive government spending along with an expanded vaccination effort have bolstered investor expectations for a surge of economic activity that is generally expected by economists to lift corporate profits and job growth this year. This investor optimism has helped push the Standard & Poor’s 500 Index above 4,000 points for the first time. However, the path to a fully re-opened economy contains a range of uncertainties, including the threat of new strains of the corona virus, potential supply chain imbalances, inflationary pressures and the direction of long-term interest rates.

Throughout the past year of unprecedented challenges — and opportunities — JPMorgan Global Liquidity has continued to employ JPMorgan’s global resources and expertise to seeking to deliver effective short-term fixed income strategies.

On behalf of JPMorgan Global Liquidity, we thank you for your continued partnership and trust in our company and our product.

Sincerely yours,

John T. Donohue

CEO Asset Management Americas & Head of Global Liquidity

J.P. Morgan Asset Management

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Class C, Empower^, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of February 28, 2021	$74.6 Billion
Weighted Average Maturity^^	54 calendar days
Weighted Average Life^^^	84 calendar days

MATURITY SCHEDULE*^^
2–7 calendar days	43.9%
8–30 calendar days	6.4
31–60 calendar days	13.0
61–90 calendar days	15.0
91–180 calendar days	17.9
181+ calendar days	3.8

7-DAY SEC YIELD AS OF FEBRUARY 28, 2021(1)
Academy Shares	0.10%
Agency Shares	0.01
Capital Shares	0.10
Class C Shares	0.01
Empower Shares	0.06
IM Shares	0.10
Institutional Class Shares	0.09
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	Commenced operations on February 23, 2021.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 26, 2021, the last business day of the reporting period.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.02%, (0.09)%, 0.01%, (3.72)%, 0.00%, 0.07%, (0.04)%, (0.31)%, (0.24)% and (4.15)% for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

JPMorgan Institutional Tax Free Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Objective†	Aims to provide current income, while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, IM and Institutional Class
Net Assets as of February 28, 2021	$1.2 Billion
Weighted Average Maturity^	40 calendar days
Weighted Average Life^^	46 calendar days

MATURITY SCHEDULE*^
2–7 calendar days	65.1%
8–30 calendar days	5.1
31–60 calendar days	3.0
61–90 calendar days	11.6
91–180 calendar days	9.1
181+ calendar days	6.1

7-DAY SEC YIELD AS OF FEBRUARY 28, 2021(1)
Agency Shares	0.01%
Capital Shares	0.03
IM Shares	0.03
Institutional Class Shares	0.03

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 26, 2021, the last business day of the reporting period.
(1)

The yields for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.21)%, (0.10)%, 0.02% and (0.09)% for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Institutional Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan Securities Lending Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Agency SL
Net Assets as of February 28, 2021	$2.2 Billion
Weighted Average Maturity^	44 calendar days
Weighted Average Life^^	57 calendar days

MATURITY SCHEDULE*^
2–7 calendar days	48.9%
8–30 calendar days	10.8
31–60 calendar days	8.1
61–90 calendar days	9.8
91–180 calendar days	22.4

7-DAY SEC YIELD AS OF FEBRUARY 28, 2021(1)
Agency SL Shares	0.15%

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 26, 2021, the last business day of the reporting period.
(1)	The yield for Agency SL Shares reflects the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yield would have been 0.05% for Agency SL Shares.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Securities Lending Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Class C, E*Trade^, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2021	$12.1 Billion
Weighted Average Maturity^^	51 calendar days
Weighted Average Life^^^	84 calendar days

MATURITY SCHEDULE*^^
2–7 calendar days	42.9%
8–30 calendar days	8.8
31–60 calendar days	12.4
61–90 calendar days	17.1
91–180 calendar days	15.8
181+ calendar days	3.0

7-DAY SEC YIELD AS OF FEBRUARY 28, 2021(1)
Agency Shares	0.04%
Capital Shares	0.04
Class C Shares	0.04
Institutional Class Shares	0.04
Investor Shares	0.04
Morgan Shares	0.04
Premier Shares	0.04
Reserve Shares	0.04

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on October 19, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 26, 2021, the last business day of the reporting period.
(1)

The yields for Agency Shares, Capital Shares, Class C Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.08)%, 0.02%, (0.92)%, (0.03)%, (0.27)%, (0.39)%, (0.23)% and (0.47)% for Agency Shares, Capital Shares, Class C Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan U.S. Government Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Objective†	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, E*Trade, Empower^, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 28, 2021	$219.1 Billion
Weighted Average Maturity^^	51 calendar days
Weighted Average Life^^^	84 calendar days

MATURITY SCHEDULE*^^
2–7 calendar days	44.6%
8–30 calendar days	11.9
31–60 calendar days	13.1
61–90 calendar days	12.5
91–180 calendar days	10.7
181+ calendar days	7.2

7-DAY SEC YIELD AS OF FEBRUARY 28, 2021(1)
Academy Shares	0.04%
Agency Shares	0.01
Capital Shares	0.04
E*Trade Shares	0.01
Empower Shares	0.02
IM Shares	0.04
Institutional Class Shares	0.03
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	Commenced operations on February 23, 2021.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 26, 2021, the last business day of the reporting period.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.09)%, (0.19)%, (0.09)%, (0.94)%, 0.00%, (0.04)%, (0.14)%, (0.39)%, (0.49)%, (0.34)%, (0.59)% and (0.94)% for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Academy^, Agency, Capital, Class C, Empower^^, IM, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2021	$30.0 Billion
Weighted Average Maturity^^^	52 calendar days
Weighted Average Life^^^^	91 calendar days

MATURITY SCHEDULE*^^^
2–7 calendar days	28.7%
8–30 calendar days	24.3
31–60 calendar days	16.1
61–90 calendar days	12.4
91–180 calendar days	13.8
181+ calendar days	4.7

7-DAY SEC YIELD AS OF FEBRUARY 28, 2021(1)
Academy Shares	0.03%
Agency Shares	0.01
Capital Shares	0.03
Class C Shares	0.01
Empower Shares	0.02
IM Shares	0.03
Institutional Class Shares	0.02
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	Commenced operations on September 30, 2020.
^^	Commenced operations on February 23, 2021.
^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 26, 2021, the last business day of the reporting period.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.14)%, (0.21)%, (0.11)%, (1.05)%, 0.00%, (0.05)%, (0.16)%, (0.40)%, (0.51)%, (0.36)% and (0.60)% for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Federal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Objective†	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan and Premier Shares
Net Assets as of February 28, 2021	$2.9 Billion
Weighted Average Maturity^	49 calendar days
Weighted Average Life^^	93 calendar days

MATURITY SCHEDULE*^
2-7 calendar days	20.8%
8–30 calendar days	15.7
31–60 calendar days	22.6
61–90 calendar days	30.3
91–180 calendar days	9.7
181+ calendar days	0.9

7-DAY SEC YIELD AS OF FEBRUARY 28, 2021(1)
Agency Shares	0.01%
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 26, 2021, the last business day of the reporting period.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.21)%, (0.16)%, (0.54)% and (0.36)% for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Objective†	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Academy^ Agency, Capital, Empower^^, IM, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2021	$93.8 Billion
Weighted Average Maturity^^^	50 calendar days
Weighted Average Life^^^^	83 calendar days

MATURITY SCHEDULE*^^^
2–7 calendar days	20.3%
8–30 calendar days	23.2
31–60 calendar days	23.0
61–90 calendar days	19.5
91–180 calendar days	13.0
181+ calendar days	1.0

7-DAY SEC YIELD AS OF FEBRUARY 28, 2021(1)
Academy Shares	0.01%
Agency Shares	0.01
Capital Shares	0.01
Empower Shares	0.01
IM Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	Commenced operations on September 30, 2020.
^^	Commenced operations on February 23, 2021.
^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 26, 2021, the last business day of the reporting period.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.14)%, (0.20)%, (0.10)%, 0.00%, (0.06)%, (0.15)%, (0.50)%, (0.35) and (0.60)% for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Tax Free Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2021	$9.3 Billion
Weighted Average Maturity^	32 calendar days
Weighted Average Life^^	31 calendar days

MATURITY SCHEDULE**^
2-7 calendar days	75.0%
8–30 calendar days	2.6
31–60 calendar days	3.8
61–90 calendar days	5.3
91–180 calendar days	10.6
181+ calendar days	2.7

7-DAY SEC YIELD AS OF FEBRUARY 28, 2021(1)
Agency Shares	0.01%
Institutional Class Shares	0.03
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 26, 2021, the last business day of the reporting period.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.14)%, (0.09)%, (0.44)%, (0.29)% and (0.55)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

JPMorgan Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Objective†	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier and Service Shares
Net Assets as of February 28, 2021	$1.0 Billion
Weighted Average Maturity^^	31 calendar days
Weighted Average Life^^^	32 calendar days

MATURITY SCHEDULE**^^
2–7 calendar days	77.9%
8–30 calendar days	1.4
31–60 calendar days	1.8
61–90 calendar days	4.9
91–180 calendar days	9.7
181+ calendar days	4.3

7-DAY SEC YIELD AS OF FEBRUARY 28, 2021(1)
Agency Shares	0.01%
Institutional Class Shares	0.03
Morgan Shares	0.01
Premier Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 26, 2021, the last business day of the reporting period.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.13)%, (0.08)%, (0.43)%, (0.28)% and (0.88)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan California Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier and Service
Net Assets as of February 28, 2021	$299.6 Million
Weighted Average Maturity^^	31 calendar days
Weighted Average Life^^^	31 calendar days

MATURITY SCHEDULE**^^
2–7 calendar days	70.9%
8–30 calendar days	3.4
31–60 calendar days	3.3
61–90 calendar days	9.6
91–180 calendar days	9.4
181+ calendar days	3.4

7-DAY SEC YIELD AS OF FEBRUARY 28, 2021(1)
Agency Shares	0.01%
Institutional Class Shares	0.03
Morgan Shares	0.01
Premier Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 26, 2021, the last business day of the reporting period.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.22)%, (0.17)%, (0.52)%, (0.37)% and (0.97)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

JPMorgan New York Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier, Reserve and Service
Net Assets as of February 28, 2021	$762.5 Million
Weighted Average Maturity^^	29 calendar days
Weighted Average Life^^^	29 calendar days

MATURITY SCHEDULE**^^
2–7 calendar days	76.4%
8–30 calendar days	0.3
61–90 calendar days	8.9
91–180 calendar days	13.3
181+ calendar days	1.1

7-DAY SEC YIELD AS OF FEBRUARY 28, 2021(1)
Agency Shares	0.01%
Institutional Class Shares	0.03
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 26, 2021, the last business day of the reporting period.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.10)%, (0.05)%, (0.43)%, (0.25)%, (0.50)% and (0.85)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 13.8%

Barclays Capital, Inc., 0.28%, dated 2/26/2021, due 4/2/2021, repurchase price $400,110, collateralized by Collateralized Mortgage Obligations, 0.00% - 48.02%, due 10/25/2021 -1/18/2063 and FNMA Connecticut Avenue Securities, 1.84% - 11.88%, due 2/26/2024 - 1/25/2051, with a value of $432,000.	400,000	400,000

Barclays Capital, Inc., 0.29%, dated 2/26/2021, due 4/2/2021, repurchase price $175,050, collateralized by Collateralized Mortgage Obligations, 0.63% - 7.03%, due 5/15/2028 -3/25/2061 and FNMA Connecticut Avenue Securities, 2.13% - 5.23%, due 8/27/2029 -6/27/2050, with a value of $189,000.	175,000	175,000

BMO Capital Markets Corp., 0.17%, dated 2/26/2021, due 3/1/2021, repurchase price $100,001, collateralized by Asset-Backed Securities, 0.00% - 3.33%, due 11/15/2024 - 1/25/2047, Collateralized Mortgage Obligations, 1.15%, due 12/15/2036 and Corporate Notes and Bonds, 0.40% - 9.63%, due 1/15/2022 - 1/1/2999, with a value of $105,198.	100,000	100,000

BMO Capital Markets Corp., 0.17%, dated 2/26/2021, due 3/1/2021, repurchase price $110,002, collateralized by Asset-Backed Securities, 0.00% - 3.63%, due 1/19/2024 - 6/25/2038, Collateralized Mortgage Obligations, 1.15%, due 12/15/2036, Corporate Notes and Bonds, 0.84% - 12.00%, due 3/22/2022 -2/1/2061 and Sovereign Government Securities, 1.25% - 1.75%, due 7/18/2022 - 1/28/2031, with a value of $116,616.	110,000	110,000

BMO Capital Markets Corp., 0.17%, dated 2/26/2021, due 3/1/2021, repurchase price $150,002, collateralized by Asset-Backed Securities, 0.00% - 2.68%, due 8/25/2034 - 1/25/2047 and Corporate Notes and Bonds, 0.38% - 13.00%, due 4/8/2021 - 1/1/2999, with a value of $159,213.	150,000	150,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 0.21%, dated 2/26/2021, due 3/5/2021, repurchase price $175,007, collateralized by Asset-Backed Securities, 0.00% - 5.25%, due 4/20/2022 - 1/25/2043, Collateralized Mortgage Obligations, 0.00% - 3.50%, due 2/18/2030 - 12/12/2049, Corporate Notes and Bonds, 0.57% - 15.50%, due 2/8/2022 - 10/1/2049, FHLMC, 0.00%, due 7/15/2032 and Sovereign Government Securities, 1.25% - 2.75%, due 7/22/2021 - 1/28/2031, with a value of $186,809.	175,000	175,000

BMO Capital Markets Corp., 0.22%, dated 2/26/2021, due 3/5/2021, repurchase price $105,004, collateralized by Asset-Backed Securities, 0.00% - 6.13%, due 9/15/2022 - 1/25/2047, Corporate Notes and Bonds, 0.46% - 6.00%, due 9/10/2021 - 11/15/2050 and Sovereign Government Securities, 1.38% - 2.00%, due 5/17/2022 - 2/24/2023, with a value of $110,446.	105,000	105,000

BMO Capital Markets Corp., 0.30%, dated 2/26/2021, due 3/5/2021, repurchase price $40,002, collateralized by Asset-Backed Securities, 0.00% - 2.60%, due 1/25/2035 - 6/25/2038, Corporate Notes and Bonds, 0.84% - 8.00%, due 3/22/2022 - 12/1/2057, GNMA, 2.17% - 5.00%, due 4/20/2035 - 3/20/2070 and Sovereign Government Securities, 1.63% -1.75%, due 7/18/2022 - 1/22/2025, with a value of $42,302.	40,000	40,000

BMO Capital Markets Corp., 0.32%, dated 2/26/2021, due 3/5/2021, repurchase price $40,002, collateralized by Asset-Backed Securities, 0.00% - 6.13%, due 10/25/2032 - 1/25/2047, Collateralized Mortgage Obligations, 0.00% - 5.25%, due 4/25/2032 - 10/19/2048, Corporate Notes and Bonds, 0.40% - 5.75%, due 7/13/2021 - 2/15/2041, FHLMC, 4.50%, due 7/1/2045, FNMA, 1.50% - 6.10%, due 11/1/2030 - 3/25/2048, GNMA, 2.60% - 5.50%, due 9/20/2033 - 4/20/2069 and Sovereign Government Securities, 1.75%, due 7/18/2022, with a value of $42,090.	40,000	40,000

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

BNP Paribas SA, 0.24%, dated 2/26/2021, due 3/2/2021, repurchase price $200,005, collateralized by Asset-Backed Securities, 0.50% - 6.07%, due 10/15/2022 - 1/28/2070, Corporate Notes and Bonds, 0.00% - 9.50%, due 4/15/2021 - 1/1/2999, Sovereign Government Securities, 1.86% - 7.63%, due 11/14/2024 - 12/1/2032 and U.S. Treasury Securities, 0.00%, due 5/15/2021 - 8/15/2050, with a value of $213,104.	200,000	200,000

Bofa Securities, Inc., 0.17%, dated 2/26/2021, due 3/1/2021, repurchase price $200,003, collateralized by Common Stocks, 0.00%, due 1/1/2999, with a value of $216,000.	200,000	200,000

Bofa Securities, Inc., 0.17%, dated 2/26/2021, due 3/1/2021, repurchase price $250,004, collateralized by Common Stocks, 0.00%, due 1/1/2999, with a value of $270,000.	250,000	250,000

Bofa Securities, Inc., 0.17%, dated 2/26/2021, due 3/1/2021, repurchase price $250,004, collateralized by Common Stocks, 0.00%, due 1/1/2999, with a value of $270,000.	250,000	250,000

Bofa Securities, Inc., 0.35%, dated 2/26/2021, due 4/2/2021, repurchase price $250,085, collateralized by Common Stocks, 0.00%, due 1/1/2999, with a value of $270,000.	250,000	250,000

Bofa Securities, Inc., 0.40%, dated 2/26/2021, due 3/1/2021, repurchase price $200,007, collateralized by Asset-Backed Securities, 0.42% - 6.36%, due 9/25/2021 - 5/28/2069 and Collateralized Mortgage Obligations, 2.31% - 4.88%, due 10/7/2031 - 8/16/2047, with a value of $215,712.	200,000	200,000

Bofa Securities, Inc., 0.47%, dated 2/26/2021, due 4/15/2021, repurchase price $345,216, collateralized by Corporate Notes and Bonds, 0.00% -9.75%, due 6/1/2021 - 1/1/2999, with a value of $372,600.	345,000	345,000

Bofa Securities, Inc., 0.45%, dated 2/26/2021, due 4/26/2021, repurchase price $300,221, collateralized by Common Stocks, 0.00%, due 1/1/2049 - 1/1/2999 and Preferred Stocks, 4.75% - 6.50%, due 3/15/2021 - 7/1/2023, with a value of $324,000.	300,000	300,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Suisse Securities USA LLC, 0.25%, dated 2/26/2021, due 3/2/2021, repurchase price $100,003, collateralized by Asset-Backed Securities, 0.00% - 9.35%, due 3/20/2023 - 2/25/2060 and Collateralized Mortgage Obligations, 0.00% - 6.56%, due 10/12/2032 -11/25/2054, with a value of $109,410.	100,000	100,000

Credit Suisse Securities USA LLC, 0.47%, dated 2/26/2021, due 4/2/2021, repurchase price $150,068, collateralized by Asset-Backed Securities, 0.00% - 5.47%, due 8/25/2025 - 3/25/2059 and Collateralized Mortgage Obligations, 0.00% - 45.63%, due 9/25/2034 -5/25/2065, with a value of $162,802.	150,000	150,000

Goldman Sachs & Co. LLC, 0.44%, dated 2/26/2021, due 5/24/2021, repurchase price $500,532, collateralized by Asset-Backed Securities, 0.00% - 8.94%, due 1/2/2024 - 10/25/2066 and Corporate Notes and Bonds, 0.00% - 10.00%, due 6/28/2021 - 8/19/2035, with a value of $535,020.	500,000	500,000

HSBC Securities USA, Inc., 0.17%, dated 2/26/2021, due 3/1/2021, repurchase price $20,000, collateralized by Asset-Backed Securities, 0.55%, due 6/15/2039 and Municipal Debt Securities, 0.00%, due 8/1/2031, with a value of $21,200.	20,000	20,000

HSBC Securities USA, Inc., 0.17%, dated 2/26/2021, due 3/1/2021, repurchase price $25,000, collateralized by Corporate Notes and Bonds, 2.95% - 6.63%, due 4/1/2022 - 4/15/2050, with a value of $26,250.	25,000	25,000

ING Financial Markets LLC, 0.20%, dated 2/26/2021, due 3/1/2021, repurchase price $43,001, collateralized by Corporate Notes and Bonds, 5.75% - 7.63%, due 11/30/2025 - 2/1/2029 and Sovereign Government Securities, 6.49% - 6.63%, due 1/23/2027 - 2/17/2045, with a value of $46,441.	43,000	43,000

ING Financial Markets LLC, 0.20%, dated 2/26/2021, due 3/1/2021, repurchase price $50,001, collateralized by Common Stocks, 0.00%, due 1/1/2999, with a value of $54,001.	50,000	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

ING Financial Markets LLC, 0.20%, dated 2/26/2021, due 3/1/2021, repurchase price $79,001, collateralized by Corporate Notes and Bonds, 5.50% - 9.25%, due 8/1/2024 - 2/1/2029 and Sovereign Government Securities, 6.50% - 6.63%, due 3/13/2027 - 2/17/2045, with a value of $85,322.	79,000	79,000

ING Financial Markets LLC, 0.23%, dated 2/26/2021, due 3/1/2021, repurchase price $100,002, collateralized by Corporate Notes and Bonds, 5.75% -7.63%, due 1/20/2026 - 2/1/2029 and Sovereign Government Securities, 6.00% - 7.69%, due 3/13/2027 - 1/23/2050, with a value of $108,023.	100,000	100,000

ING Financial Markets LLC, 0.29%, dated 2/26/2021, due 5/3/2021, repurchase price $25,013, collateralized by Corporate Notes and Bonds, 5.75%, due 1/20/2026 and Sovereign Government Securities, 6.49%, due 1/23/2027, with a value of $27,019.	25,000	25,000

ING Financial Markets LLC, 0.29%, dated 2/26/2021, due 5/10/2021, repurchase price $20,012, collateralized by Corporate Notes and Bonds, 5.38% - 8.63%, due 1/20/2026 - 2/1/2029 and Sovereign Government Securities, 6.49%, due 1/23/2027, with a value of $21,615.	20,000	20,000

Mitsubishi UFJ Trust & Banking Corp., 0.20%, dated 2/26/2021, due 3/4/2021, repurchase price $1,000,033, collateralized by Corporate Notes and Bonds, 0.00% - 4.15%, due 5/13/2022 -5/1/2030, with a value of $1,043,060.	1,000,000	1,000,000

Societe Generale SA, 0.18%, dated 2/26/2021, due 3/1/2021, repurchase price $736,011, collateralized by Asset-Backed Securities, 2.70% - 8.00%, due 2/15/2027 - 5/15/2034, Collateralized Mortgage Obligations, 2.90% - 3.00%, due 10/17/2050 - 1/18/2052, Corporate Notes and Bonds, 0.40% - 8.63%, due 3/9/2021 - 1/1/2999, FNMA Connecticut Avenue Securities, 3.13%, due 10/25/2029, Sovereign Government Securities, 0.78% - 8.75%, due 2/7/2022 - 4/1/2056 and U.S. Treasury Securities, 0.63%, due 4/15/2023 -8/15/2030, with a value of $773,248.	736,000	736,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 0.27%, dated 2/26/2021, due 3/1/2021, repurchase price $610,014, collateralized by Asset-Backed Securities, 0.23% - 2.15%, due 12/25/2035 - 11/25/2046, Collateralized Mortgage Obligations, 0.29% - 5.97%, due 1/12/2034 - 8/17/2049, Corporate Notes and Bonds, 2.98% - 11.13%, due 12/1/2021 - 2/15/2031, FNMA Connecticut Avenue Securities, 0.78% -3.78%, due 9/25/2029 - 3/25/2050 and Sovereign Government Securities, 2.63% -11.88%, due 7/26/2022 - 1/1/2999, with a value of $658,815.	610,000	610,000

Societe Generale SA, 0.30%, dated 2/26/2021, due 3/2/2021, repurchase price $200,007, collateralized by Asset-Backed Securities, 0.29% - 0.67%, due 12/25/2035 - 2/25/2037, Collateralized Mortgage Obligations, 0.29% - 4.93%, due 1/12/2034 - 6/25/2047, Corporate Notes and Bonds, 3.10% - 11.13%, due 1/31/2023 - 1/1/2999, FNMA Connecticut Avenue Securities, 2.07% - 3.13%, due 10/25/2029 - 10/25/2049 and Sovereign Government Securities, 4.25% - 11.88%, due 4/18/2023 - 1/1/2999, with a value of $216,013.	200,000	200,000

Societe Generale SA, 0.30%, dated 2/26/2021, due 3/3/2021, repurchase price $365,015, collateralized by Asset-Backed Securities, 0.29% - 6.94%, due 11/18/2028 - 4/25/2037, Collateralized Mortgage Obligations, 0.29% - 4.93%, due 1/12/2034 - 8/17/2049, Corporate Notes and Bonds, 2.30% - 11.50%, due 6/1/2021 - 1/1/2999, FNMA Connecticut Avenue Securities, 2.03% - 3.88%, due 7/25/2024 - 8/25/2050 and Sovereign Government Securities, 2.63% - 11.88%, due 7/26/2022 - 3/11/2061, with a value of $394,208.	365,000	365,000

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Societe Generale SA, 0.32%, dated 2/26/2021, due 4/1/2021, repurchase price $486,147, collateralized by Asset-Backed Securities, 0.29% - 5.02%, due 4/1/2028 - 10/25/2037, Collateralized Mortgage Obligations, 0.29% - 6.27%, due 7/25/2036 - 8/17/2049, Corporate Notes and Bonds, 0.58% - 12.00%, due 3/9/2021 - 1/1/2999, FNMA Connecticut Avenue Securities, 1.98% - 3.13%, due 7/25/2024 - 2/25/2050 and Sovereign Government Securities, 4.63% - 11.88%, due 9/26/2022 - 3/11/2061, with a value of $523,753.	486,000	486,000

Societe Generale SA, 0.41%, dated 2/26/2021, due 4/30/2021, repurchase price $165,117, collateralized by Asset-Backed Securities, 0.36% - 1.13%, due 12/25/2035 - 10/25/2037, Collateralized Mortgage Obligations, 0.29% - 4.83%, due 12/25/2036 - 10/13/2048, Corporate Notes and Bonds, 0.40% - 11.50%, due 3/9/2021 - 1/1/2999, FNMA Connecticut Avenue Securities, 2.07% - 3.78%, due 7/25/2024 - 3/25/2050 and Sovereign Government Securities, 2.63% - 11.88%, due 7/26/2022 - 1/1/2999, with a value of $177,328.	165,000	165,000

TD Securities (USA) LLC, 0.23%, dated 2/26/2021, due 3/1/2021, repurchase price $50,001, collateralized by Corporate Notes and Bonds, 2.20% - 4.50%, due 2/13/2022 - 7/1/2040, with a value of $52,501.	50,000	50,000

TD Securities (USA) LLC, 0.17%, dated 2/26/2021, due 3/2/2021, repurchase price $1,150,022, collateralized by Asset-Backed Securities, 1.94% - 3.19%, due 4/20/2024 - 7/15/2031, Corporate Notes and Bonds, 0.37% - 7.80%, due 8/15/2021 - 8/15/2060 and Municipal Debt Securities, 2.97% - 7.62%, due 7/1/2039 - 10/1/2046, with a value of $1,208,502.	1,150,000	1,150,000

TD Securities (USA) LLC, 0.22%, dated 2/26/2021, due 3/4/2021, repurchase price $500,018, collateralized by Corporate Notes and Bonds, 0.65% -6.35%, due 5/19/2022 - 8/15/2052, with a value of $525,022.	500,000	500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

UBS Securities LLC, 0.24%, dated 2/26/2021, due 3/5/2021, repurchase price $300,014, collateralized by Asset-Backed Securities, 0.14%, due 1/1/2049, Certificates of Deposit, 0.00% - 0.46%, due 2/11/2022 - 12/2/2022, Commercial Paper, 0.00%, due 9/17/2021, Corporate Notes and Bonds, 0.75% - 12.00%, due 4/15/2021 - 1/1/2999, FFCB, 1.32%, due 9/9/2030, FHLMC, 0.00%, due 3/15/2022 - 3/15/2031, Tennessee Valley Authority, 0.00% - 7.13%, due 7/15/2026 - 5/1/2030 and U.S. Treasury Securities, 0.00% - 4.38%, due 3/2/2021 - 8/15/2047, with a value of $322,401.	300,000	300,000

Wells Fargo Securities LLC, 0.22%, dated 2/26/2021, due 3/4/2021, repurchase price $104,004, collateralized by Commercial Paper, 0.00%, due 3/5/2021 -11/24/2021, with a value of $109,205.	104,000	104,000

Wells Fargo Securities LLC, 0.44%, dated 2/26/2021, due 3/18/2021, repurchase price $250,061, collateralized by Commercial Paper, 0.00%, due 3/3/2021 -12/14/2021 and Corporate Notes and Bonds, 0.21% - 6.50%, due 4/22/2021 - 2/25/2060, with a value of $262,789.	250,000	250,000

Total Repurchase Agreements (Cost $10,318,000)		10,318,000

Corporate Notes — 1.1%

Banks — 1.1%

Bank of America NA 0.23%, 7/6/2021	115,000	115,028

Barclays Bank plc (United Kingdom)

(OBFR + 0.10%), 0.17%, 3/5/2021 (b) (c)	200,000	200,000

(OBFR + 0.10%), 0.17%, 3/5/2021 (b) (c)	255,000	255,000

(OBFR + 0.22%), 0.29%, 3/5/2021 (b) (c)	235,000	235,000

Total Corporate Notes (Cost $805,000)		805,028

Municipal Bonds — 0.3%

Alaska — 0.1%

Alaska Housing Finance Corp., State Capital Project Series 2018A, Rev., VRDO, 0.11%, 3/5/2021 (d)	65,000	65,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — 0.2%

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021	110,000	110,449

Total Municipal Bonds (Cost $175,402)		175,449

Short-Term Investments — 84.3%

Certificates of Deposit — 39.8%

Banco Del Estado De Chile (Chile) 0.27%, 4/26/2021	100,000	100,018

Bank of Montreal (Canada)

(ICE LIBOR USD 3 Month + 0.03%), 0.22%, 3/1/2021 (b)	100,000	100,020

(ICE LIBOR USD 3 Month + 0.05%), 0.29%, 4/7/2021 (b)	161,000	161,055

(ICE LIBOR USD 3 Month + 0.04%), 0.26%, 4/12/2021 (b)	200,000	200,052

0.26%, 4/21/2021	250,000	250,050

(ICE LIBOR USD 3 Month + 0.00%), 0.22%, 4/26/2021 (b)	50,000	50,003

(ICE LIBOR USD 3 Month + 0.01%), 0.22%, 5/4/2021 (b)	125,000	124,989

(ICE LIBOR USD 3 Month + 0.01%), 0.22%, 5/4/2021 (b)	115,000	114,989

(ICE LIBOR USD 3 Month + 0.02%), 0.22%, 5/11/2021 (b)	320,000	320,000

0.23%, 5/26/2021	200,000	200,044

0.24%, 6/14/2021	50,000	50,014

0.24%, 7/14/2021	25,000	25,008

0.24%, 7/20/2021	100,000	100,033

Bank of Nova Scotia (The) (Canada)

(ICE LIBOR USD 1 Month + 0.17%), 0.29%, 3/24/2021 (b)	165,000	165,089

(ICE LIBOR USD 3 Month + 0.08%), 0.30%, 4/23/2021 (b)	70,000	70,028

(ICE LIBOR USD 3 Month + 0.08%), 0.29%, 4/29/2021 (b)	25,000	25,010

(ICE LIBOR USD 3 Month + 0.10%), 0.29%, 5/14/2021 (b)	200,000	200,053

0.20%, 2/18/2022	140,000	139,972

BNP Paribas SA (France)

0.40%, 3/3/2021	553,000	553,025

(ICE LIBOR USD 3 Month + 0.03%), 0.27%, 4/7/2021 (b)	94,000	94,011

0.24%, 4/26/2021	300,000	300,055

0.24%, 5/24/2021	100,000	100,024

0.24%, 5/25/2021	75,000	75,019

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

0.25%, 6/14/2021	101,000	101,031

0.25%, 7/6/2021	150,000	150,052

Canadian Imperial Bank of Commerce (Canada)

0.07%, 3/2/2021	300,000	299,999

(ICE LIBOR USD 3 Month + 0.11%), 0.34%, 3/10/2021 (b)	260,000	260,092

(ICE LIBOR USD 3 Month + 0.05%), 0.27%, 3/31/2021 (b)	330,000	330,137

0.42%, 7/7/2021	330,000	330,354

0.20%, 2/18/2022	250,000	249,980

China Construction Bank Corp. (China)

0.19%, 3/16/2021	40,000	40,001

0.18%, 3/25/2021	50,000	49,999

Cooperatieve Rabobank UA (Netherlands)

(ICE LIBOR USD 1 Month + 0.10%), 0.21%, 3/1/2021 (b)	50,000	50,004

(ICE LIBOR USD 3 Month + 0.09%), 0.32%, 3/2/2021 (b)	200,000	200,042

(ICE LIBOR USD 3 Month + 0.04%), 0.24%, 3/31/2021 (b)	175,000	175,000

(ICE LIBOR USD 3 Month + 0.04%), 0.27%, 4/8/2021 (b)	50,000	50,015

(ICE LIBOR USD 3 Month + 0.04%), 0.26%, 4/12/2021 (b)	50,000	50,013

(ICE LIBOR USD 3 Month + 0.00%), 0.22%, 4/28/2021 (b)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.08%), 0.29%, 4/30/2021 (b)	170,000	170,051

(ICE LIBOR USD 3 Month + 0.15%), 0.34%, 5/6/2021 (b)	45,000	45,015

(ICE LIBOR USD 3 Month + 0.32%), 0.51%, 5/6/2021 (b)	133,000	133,078

(ICE LIBOR USD 3 Month + 0.01%), 0.21%, 5/10/2021 (b)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.04%), 0.23%, 5/17/2021 (b)	430,000	430,061

0.25%, 7/30/2021 (e)	250,000	249,817

Credit Agricole Corporate and Investment Bank (France)

0.39%, 3/16/2021	102,000	102,015

(ICE LIBOR USD 3 Month + 0.11%), 0.34%, 4/8/2021 (b)	162,000	162,023

Credit Industriel et Commercial (France)

(ICE LIBOR USD 3 Month + 0.04%), 0.28%, 4/6/2021 (b)	100,000	100,024

(ICE LIBOR USD 3 Month + 0.05%), 0.29%, 4/6/2021 (b)	75,000	75,022

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.01%), 0.23%, 4/26/2021 (b)	161,000	161,011

(ICE LIBOR USD 3 Month + 0.00%), 0.22%, 4/28/2021 (b)	132,000	132,000

0.26%, 6/2/2021	125,000	125,043

0.26%, 6/4/2021	140,000	140,048

0.24%, 6/11/2021	125,000	125,038

0.25%, 7/6/2021	200,000	200,074

0.27%, 7/23/2021	506,000	506,231

0.24%, 10/12/2021 (e)	360,000	359,449

0.24%, 10/18/2021 (e)	225,000	224,647

0.23%, 10/28/2021 (e)	175,000	174,713

Credit Suisse AG (Switzerland)

0.39%, 4/8/2021	100,000	100,031

0.39%, 4/9/2021	75,000	75,024

0.38%, 4/12/2021	300,000	300,099

0.29%, 5/11/2021	200,000	200,066

0.29%, 5/17/2021	300,000	300,105

0.28%, 6/4/2021	190,000	190,071

0.28%, 6/25/2021	275,000	275,118

0.27%, 7/14/2021	300,000	300,117

0.24%, 2/22/2022	395,000	394,965

DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.15%), 0.34%, 5/6/2021 (b)	100,000	100,033

DZ Bank AG (Germany) 0.22%, 5/28/2021 (e)	100,000	99,957

ING Bank NV 0.25%, 10/8/2021	178,000	178,000

KBC Bank NV (Belgium)

0.21%, 4/8/2021 (e)	320,000	319,945

0.21%, 6/14/2021 (e)	280,000	279,824

0.21%, 7/27/2021 (e)	190,000	189,833

Korea Development Bank (South Korea)

0.24%, 7/7/2021	25,000	25,008

0.22%, 7/15/2021	25,000	25,005

0.20%, 7/22/2021	30,000	30,004

Landesbank Hessen-Thueringen Girozentrale (Germany) 0.23%, 4/1/2021	100,000	100,012

Mitsubishi UFJ Trust & Banking Corp. (Japan)

0.25%, 7/7/2021	75,000	75,021

0.24%, 7/8/2021	55,000	55,013

0.21%, 8/3/2021	100,000	100,012

0.20%, 8/4/2021	50,000	50,004

Mizuho Bank Ltd. (Japan)

0.24%, 3/15/2021	50,000	50,003

0.23%, 4/27/2021 (e)	100,000	99,966

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

0.28%, 5/17/2021	105,000	105,031

0.23%, 7/8/2021	20,000	20,004

0.20%, 7/19/2021	100,000	100,009

0.20%, 8/6/2021	360,000	360,014

0.20%, 8/10/2021	250,000	250,006

0.20%, 8/25/2021	400,000	399,980

MUFG Bank Ltd. (Japan)

0.23%, 7/7/2021	78,000	78,018

0.20%, 7/22/2021	150,000	150,014

0.21%, 7/27/2021	280,000	280,035

0.19%, 8/9/2021	50,000	50,002

0.19%, 8/11/2021	150,000	150,007

National Australia Bank Ltd. (Australia)

0.37%, 3/8/2021 (e)	220,000	219,994

0.38%, 3/23/2021 (e)	435,000	434,973

0.19%, 4/8/2021 (e)	220,000	219,970

0.40%, 4/30/2021 (e)	171,000	170,963

0.25%, 7/22/2021 (e)	250,000	249,829

Natixis SA (France)

(ICE LIBOR USD 1 Month + 0.17%), 0.28%, 3/19/2021 (b)	185,000	185,042

0.39%, 4/8/2021	50,000	50,016

0.29%, 5/3/2021	160,000	160,049

(ICE LIBOR USD 3 Month + 0.03%), 0.23%, 5/12/2021 (b)	400,000	400,028

0.26%, 6/3/2021	420,000	420,130

0.30%, 9/2/2021	30,000	30,018

0.23%, 10/7/2021	155,000	155,038

Nordea Bank Abp (Finland)

0.07%, 3/1/2021	400,000	400,000

(ICE LIBOR USD 3 Month + 0.10%), 0.33%, 3/1/2021 (b)	350,000	350,124

(ICE LIBOR USD 3 Month + 0.10%), 0.33%, 3/8/2021 (b)	300,000	300,113

(ICE LIBOR USD 3 Month + 0.12%), 0.35%, 3/17/2021 (b)	234,000	234,109

(ICE LIBOR USD 3 Month + 0.10%), 0.32%, 4/13/2021 (b)	50,000	50,026

(ICE LIBOR USD 3 Month + 0.00%), 0.22%, 4/30/2021 (b)	163,000	162,970

(ICE LIBOR USD 3 Month + 0.00%), 0.20%, 5/4/2021 (b)	51,900	51,890

(ICE LIBOR USD 3 Month + 0.10%), 0.29%, 5/14/2021 (b)	287,000	287,076

(ICE LIBOR USD 3 Month + 0.10%), 0.28%, 5/21/2021 (b)	146,000	146,042

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

Norinchukin Bank (The) (Japan)

0.07%, 3/5/2021	300,000	299,999

0.23%, 4/9/2021	199,000	199,026

Oversea-Chinese Banking Corp. Ltd. (Singapore)

0.20%, 3/1/2021	100,000	100,001

(SOFR + 0.17%), 0.20%, 3/1/2021 (b)	50,000	50,010

(ICE LIBOR USD 1 Month + 0.14%), 0.25%, 3/24/2021 (b)	125,000	125,025

Royal Bank of Canada (Canada)

(ICE LIBOR USD 3 Month + 0.12%), 0.34%, 3/16/2021 (b)	70,000	70,028

(ICE LIBOR USD 3 Month + 0.12%), 0.36%, 3/24/2021 (b)	103,000	103,045

(ICE LIBOR USD 3 Month + 0.11%), 0.33%, 4/11/2021 (b)	100,000	100,046

(ICE LIBOR USD 3 Month + 0.01%), 0.22%, 4/27/2021 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.07%), 0.28%, 4/29/2021 (b)	132,000	132,049

(ICE LIBOR USD 3 Month + 0.30%), 0.49%, 5/4/2021 (b)	100,000	100,056

(ICE LIBOR USD 3 Month + 0.21%), 0.41%, 5/5/2021 (b)	83,000	83,034

Skandinaviska Enskilda Banken AB (Sweden)

0.20%, 3/9/2021	150,000	150,005

0.23%, 3/18/2021	135,000	135,011

0.22%, 5/10/2021	100,000	100,022

0.22%, 5/10/2021	86,000	86,019

0.25%, 5/11/2021	325,000	325,091

0.24%, 5/20/2021	100,000	100,027

0.22%, 5/27/2021	120,000	120,027

0.24%, 6/14/2021	200,000	200,062

0.20%, 2/18/2022	50,000	50,000

Societe Generale SA (France) 0.23%, 4/5/2021	172,000	172,021

Standard Chartered Bank (United Kingdom)

0.23%, 7/6/2021	78,000	78,017

0.21%, 7/19/2021	190,000	190,030

Sumitomo Mitsui Banking Corp. (Japan)

0.24%, 3/9/2021	100,000	100,005

(ICE LIBOR USD 3 Month + 0.04%), 0.28%, 4/7/2021 (b)	80,000	80,014

(ICE LIBOR USD 3 Month + 0.00%), 0.24%, 4/15/2021 (b)	60,000	60,000

(ICE LIBOR USD 3 Month + 0.00%), 0.20%, 5/4/2021 (b)	300,000	300,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.00%), 0.20%, 5/5/2021 (b)	300,000	300,000

0.25%, 7/6/2021	155,000	155,043

0.26%, 7/6/2021	140,000	140,044

0.23%, 7/7/2021	65,000	65,013

0.20%, 7/14/2021	93,150	93,159

0.20%, 7/28/2021	200,000	200,016

0.19%, 8/18/2021	400,000	400,004

0.19%, 8/19/2021	53,000	53,000

Sumitomo Mitsui Trust Bank Ltd. (Luxembourg)

0.26%, 3/11/2021 (e)	150,000	149,994

0.27%, 4/21/2021 (e)	200,000	199,960

0.21%, 7/12/2021	200,000	200,026

0.23%, 7/12/2021 (e)	250,000	249,797

0.22%, 7/15/2021 (e)	60,000	59,950

0.22%, 7/22/2021 (e)	100,000	99,911

0.22%, 7/27/2021 (e)	100,000	99,908

0.22%, 8/9/2021 (e)	200,000	199,800

Sumitomo Trust and Banking Co. (United Kingdom)

0.27%, 4/22/2021 (e)	95,000	94,980

0.21%, 8/24/2021 (e)	250,000	249,727

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 3 Month + 0.11%), 0.33%, 3/16/2021 (b)	100,000	100,043

(ICE LIBOR USD 3 Month + 0.12%), 0.34%, 3/16/2021 (b)	51,000	51,022

(ICE LIBOR USD 3 Month + 0.12%), 0.36%, 3/18/2021 (b)	175,000	175,082

(ICE LIBOR USD 3 Month + 0.10%), 0.34%, 4/15/2021 (b)	125,000	125,061

(ICE LIBOR USD 3 Month + 0.09%), 0.31%, 4/20/2021 (b)	215,000	215,100

(ICE LIBOR USD 3 Month + 0.01%), 0.23%, 4/26/2021 (b)	95,000	95,000

(ICE LIBOR USD 3 Month + 0.05%), 0.26%, 4/30/2021 (b)	185,000	185,061

(ICE LIBOR USD 3 Month + 0.13%), 0.32%, 5/7/2021 (b)	140,000	140,041

0.39%, 7/7/2021	100,000	100,089

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.35%), 0.42%, 3/1/2021 (b)	120,000	120,079

(ICE LIBOR USD 3 Month + 0.11%), 0.34%, 3/10/2021 (b)	140,000	140,049

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

(ICE LIBOR USD 1 Month + 0.18%), 0.29%, 3/21/2021 (b)	50,000	50,033

(ICE LIBOR USD 3 Month + 0.07%), 0.29%, 4/28/2021 (b)	170,000	170,055

(ICE LIBOR USD 3 Month + 0.02%), 0.22%, 5/12/2021 (b)	250,000	250,000

(ICE LIBOR USD 3 Month + 0.09%), 0.27%, 5/19/2021 (b)	156,000	156,039

0.24%, 6/14/2021	200,000	200,077

0.41%, 7/6/2021	170,000	170,172

Westpac Banking Corp. (Australia)

(ICE LIBOR USD 3 Month + 0.01%), 0.23%, 4/26/2021 (b)	49,000	48,996

(ICE LIBOR USD 3 Month + 0.01%), 0.21%, 5/10/2021 (b)	150,000	149,986

(ICE LIBOR USD 3 Month + 0.01%), 0.21%, 5/11/2021 (b)	60,000	59,994

Woori Bank (South Korea)

0.20%, 6/1/2021	100,000	100,001

0.20%, 6/1/2021	57,000	57,001

Total Certificates of Deposit (Cost $29,727,622)		29,733,379

Time Deposits — 23.8%

Agricultural Bank of China Ltd. 0.09%, 3/1/2021	200,000	200,000

Australia and New Zealand Banking Group Ltd.

0.09%, 3/2/2021	800,000	800,000

0.09%, 3/3/2021	750,000	750,000

Canadian Imperial Bank of Commerce

0.06%, 3/1/2021	125,000	125,000

0.07%, 3/1/2021	500,000	500,000

Cooperatieve Rabobank UA 0.06%, 3/1/2021	500,000	500,000

Credit Agricole Corporate and Investment Bank

0.07%, 3/1/2021	600,000	600,000

0.07%, 3/1/2021	455,000	455,000

0.07%, 3/1/2021	225,877	225,877

0.09%, 3/1/2021	350,000	350,000

0.13%, 3/4/2021	150,000	150,000

0.13%, 3/5/2021	500,000	500,000

DBS Bank Ltd. 0.11%, 3/3/2021	100,000	100,000

DNB Bank ASA

0.07%, 3/1/2021	1,000,000	1,000,000

0.07%, 3/2/2021	500,000	500,000

Erste Group Bank AG 0.07%, 3/1/2021	900,000	900,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued

ING Bank NV (Netherlands)

0.08%, 3/3/2021	800,000	800,000

0.08%, 3/4/2021	825,000	825,000

KBC Bank NV 0.07%, 3/1/2021	2,300,000	2,300,000

Landesbank Hessen-Thueringen Girozentrale 0.08%, 3/1/2021	400,000	400,000

Mizuho Bank Ltd. 0.07%, 3/1/2021	1,000,000	1,000,000

National Bank of Canada

0.08%, 3/1/2021	500,000	500,000

0.08%, 3/5/2021	500,000	500,000

Natixis SA 0.05%, 3/1/2021	500,000	500,000

Nordea Bank Abp 0.05%, 3/1/2021	500,000	500,000

Royal Bank of Canada 0.07%, 3/1/2021	750,000	750,000

Skandinaviska Enskilda Banken AB 0.07%, 3/1/2021	1,000,000	1,000,000

Societe Generale SA 0.07%, 3/1/2021	250,000	250,000

Svenska Handelsbanken AB 0.07%, 3/1/2021	800,000	800,000

Total Time Deposits (Cost $17,780,877)		17,780,877

Commercial Paper — 19.7%

Alpine Securitization Ltd. (Switzerland)

0.40%, 4/6/2021 (c) (e)	75,000	74,986

0.31%, 5/5/2021 (c) (e)	125,000	124,959

0.21%, 10/12/2021 (c)	50,000	50,005

Atlantic Asset Securitization LLC

0.21%, 3/16/2021 (c) (e)	150,000	149,990

0.21%, 7/20/2021 (e)	25,000	24,983

Autobahn Funding Co., LLC 0.07%, 3/1/2021 (c) (e)	25,000	25,000

Bank of Nova Scotia (The) (Canada)

(ICE LIBOR USD 3 Month + 0.00%), 0.22%, 4/28/2021 (b) (c)	125,000	125,000

0.21%, 2/23/2022 (c) (e)	175,000	174,630

Bedford Row Funding Corp.

(ICE LIBOR USD 1 Month + 0.22%), 0.29%, 3/1/2021 (b) (c)	110,000	110,057

(ICE LIBOR USD 3 Month + 0.10%), 0.34%, 3/3/2021 (b) (c)	175,000	175,049

(ICE LIBOR USD 3 Month + 0.02%), 0.23%, 4/27/2021 (b) (c)	25,000	24,996

0.22%, 5/6/2021 (c) (e)	125,000	124,966

(ICE LIBOR USD 3 Month + 0.04%), 0.22%, 5/19/2021 (b) (c)	115,000	115,021

(ICE LIBOR USD 3 Month + 0.10%), 0.29%, 5/25/2021 (b) (c)	50,000	50,014

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

0.25%, 6/7/2021 (c) (e)	65,000	64,972

0.25%, 6/14/2021 (c) (e)	43,000	42,980

BNP Paribas SA (France)

0.23%, 4/9/2021 (e)	110,000	109,986

0.25%, 6/8/2021 (e)	300,000	299,886

0.23%, 10/7/2021 (e)	108,000	107,877

BNZ International Funding Ltd. (New Zealand)

0.22%, 3/15/2021 (c) (e)	40,000	39,999

0.20%, 7/21/2021 (c) (e)	90,000	89,950

BPCE SA (France)

0.46%, 3/19/2021 (c) (e)	315,000	314,982

0.27%, 7/15/2021 (c) (e)	176,000	175,894

Concord Minutemen Capital Co., LLC Series A, 0.08%, 3/1/2021 (c) (e)	200,000	199,999

Cooperatieve Rabobank UA (Netherlands) 0.07%, 3/1/2021 (e)	1,005,000	1,004,994

DBS Bank Ltd. (Singapore)

0.22%, 4/23/2021 (c) (e)	200,000	199,961

0.20%, 7/20/2021 (c) (e)	100,000	99,932

Dexia Credit Local SA (France)

0.24%, 3/30/2021 (c) (e)	100,000	99,991

0.23%, 4/26/2021 (c) (e)	325,000	324,937

DNB Bank ASA (Norway)

(ICE LIBOR USD 1 Month + 0.18%), 0.30%, 3/21/2021 (b) (c)	60,000	60,056

(ICE LIBOR USD 3 Month + 0.03%), 0.28%, 4/14/2021 (b) (c)	260,000	260,045

(ICE LIBOR USD 3 Month + 0.07%), 0.29%, 4/22/2021 (b) (c)	155,000	155,052

(ICE LIBOR USD 3 Month + 0.01%), 0.23%, 4/27/2021 (b) (c)	250,000	250,000

(ICE LIBOR USD 3 Month + 0.01%), 0.23%, 4/28/2021 (b) (c)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.01%), 0.22%, 4/28/2021 (b) (c)	405,000	405,000

0.35%, 5/5/2021 (c)	70,000	70,022

(ICE LIBOR USD 3 Month + 0.04%), 0.24%, 5/6/2021 (b) (c)	90,000	90,023

0.22%, 5/24/2021 (c) (e)	330,000	329,914

Exxon Mobil Corp. 0.21%, 4/28/2021 (e)	150,000	149,982

Federation des Caisses Desjardins du Quebec (Canada) 0.20%, 7/12/2021 (c) (e)	75,000	74,957

First Abu Dhabi Bank PJSC (United Arab Emirates)

0.26%, 5/24/2021 (c) (e)	150,000	149,953

0.24%, 7/8/2021 (c) (e)	260,000	259,856

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

0.23%, 7/13/2021 (c) (e)	305,000	304,822

0.23%, 7/20/2021 (c) (e)	235,000	234,853

0.22%, 7/26/2021 (c) (e)	300,000	299,800

FMS Wertmanagement (Germany)

0.21%, 4/8/2021 (c) (e)	80,000	79,992

0.21%, 4/9/2021 (c) (e)	125,000	124,987

0.22%, 4/16/2021 (c) (e)	75,000	74,990

0.18%, 4/27/2021 (c) (e)	150,000	149,970

HSBC Bank plc (United Kingdom) 0.24%, 4/7/2021 (c) (e)	344,000	343,926

Industrial & Commercial Bank of China Ltd. (China) 0.07%, 3/1/2021 (c) (e)	99,518	99,517

ING US Funding LLC (Netherlands) 0.22%, 10/12/2021 (c) (e)	170,000	169,848

LMA-Americas LLC

0.23%, 4/1/2021 (c) (e)	103,500	103,486

0.23%, 7/8/2021 (c) (e)	55,000	54,966

0.21%, 8/19/2021 (c) (e)	100,800	100,717

0.20%, 9/7/2021 (c) (e)	50,000	49,954

LVMH Moet Hennessy Louis Vuitton SE (France) 0.25%, 4/23/2021 (c) (e)	43,000	42,993

Macquarie Bank Ltd. (Australia)

0.23%, 3/10/2021 (c) (e)	140,000	139,995

0.24%, 4/28/2021 (c) (e)	200,000	199,949

(ICE LIBOR USD 3 Month + 0.00%), 0.20%, 5/12/2021 (b) (c)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.00%), 0.20%, 5/12/2021 (b) (c)	150,000	150,000

Matchpoint Finance plc (Ireland) Series A, 0.26%, 4/22/2021 (c) (e)	50,000	49,989

Mitsubishi UFJ Trust & Banking Corp. (Japan) 0.20%, 8/2/2021 (c) (e)	100,000	99,925

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 1 Month + 0.22%), 0.35%, 3/1/2021 (b) (c)	50,000	50,025

(ICE LIBOR USD 1 Month + 0.22%), 0.34%, 3/10/2021 (b) (c)	125,000	125,082

(ICE LIBOR USD 3 Month + 0.00%), 0.20%, 5/4/2021 (b) (c)	79,000	79,000

(ICE LIBOR USD 3 Month + 0.00%), 0.20%, 5/10/2021 (b) (c)	350,000	350,000

(ICE LIBOR USD 3 Month + 0.02%), 0.21%, 5/18/2021 (b) (c)	100,000	100,000

Nieuw Amsterdam Receivables Corp. 0.19%, 4/9/2021 (c) (e)	50,000	49,991

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Old Line Funding LLC

0.08%, 3/2/2021 (c) (e)	200,000	199,998

0.24%, 5/3/2021 (c) (e)	200,000	199,948

Oversea-Chinese Banking Corp. Ltd. (Singapore) 0.18%, 9/20/2021 (c) (e)	100,000	99,888

Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.04%), 0.28%, 4/6/2021 (b)	270,000	270,046

Sheffield Receivables Co. LLC (United Kingdom) 0.25%, 3/26/2021 (c) (e)	100,000	99,989

Skandinaviska Enskilda Banken AB (Sweden) 0.20%, 8/11/2021 (c) (e)	89,850	89,777

Societe Generale SA (France)

0.30%, 6/2/2021 (c) (e)	200,000	199,934

0.25%, 7/6/2021 (c) (e)	70,000	69,963

0.19%, 8/23/2021 (c) (e)	65,000	64,942

State of Netherlands (Netherlands) 0.09%, 3/1/2021 (c) (e)	140,000	139,999

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 3 Month + 0.00%), 0.22%, 4/26/2021 (b) (c)	94,000	94,000

0.30%, 4/27/2021 (c)	165,000	165,074

(ICE LIBOR USD 3 Month + 0.00%), 0.21%, 5/4/2021 (b) (c)	62,000	62,004

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.35%), 0.43%, 3/1/2021 (b) (c)	50,000	50,033

(ICE LIBOR USD 3 Month + 0.23%), 0.44%, 5/1/2021 (b) (c)	80,000	80,034

(ICE LIBOR USD 3 Month + 0.18%), 0.38%, 5/5/2021 (b) (c)	100,000	100,036

(ICE LIBOR USD 3 Month + 0.01%), 0.21%, 5/10/2021 (b) (c)	400,000	400,000

Total Capital Canada Ltd. (France) 0.20%, 8/4/2021 (c) (e)	150,000	149,872

Toyota Finance Australia Ltd. (Australia) 0.17%, 5/7/2021 (e)	80,000	79,971

UBS AG (Switzerland)

(ICE LIBOR USD 3 Month + 0.10%), 0.34%, 4/6/2021 (b) (c)	131,000	131,021

0.30%, 7/15/2021 (c) (e)	543,000	542,614

0.30%, 10/4/2021 (c) (e)	225,000	224,695

United Overseas Bank Ltd. (Singapore) 0.25%, 7/2/2021 (c) (e)	150,000	149,912

Versailles Commercial Paper LLC 0.20%, 4/21/2021 (e)	50,000	49,989

Victory Receivables Corp. 0.21%, 7/19/2021 (c) (e)	25,000	24,985

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Westpac Banking Corp. (Australia)

0.37%, 3/4/2021 (c) (e)	200,000	199,997

(ICE LIBOR USD 3 Month + 0.02%), 0.24%, 4/12/2021 (b) (c)	20,000	20,000

(ICE LIBOR USD 3 Month + 0.00%), 0.20%, 4/28/2021 (b) (c)	103,000	102,981

Total Commercial Paper (Cost $14,668,959)		14,671,335

U.S. Treasury Obligations — 1.0%

U.S. Treasury Bills

0.10%, 3/2/2021 (e)	350,000	350,000

0.09%, 4/6/2021 (e)	400,000	399,983

Total U.S. Treasury Obligations (Cost $749,963)		749,983

Total Short-Term Investments (Cost $62,927,421)		62,935,574

Total Investments — 99.5% (Cost $74,225,823)		74,234,051
Other Assets Less Liabilities — 0.5%		410,222

NET ASSETS — 100.0%		74,644,273

Percentages indicated are based on net assets.

Abbreviations

FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Right
PJSC	Public Joint Stock Company
RAN	Revenue Anticipation Note
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(e)	The rate shown is the effective yield as of February 28, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 61.1%

Alaska — 1.0%

Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ: FHLB, 0.03%, 3/5/2021 (b)	2,680	2,680

City of Valdez, Exxon Pipeline Co. Project

Series 1993-A, Rev., VRDO, 0.01%, 3/1/2021 (b)	4,750	4,750

Series 1993-B, Rev., VRDO, 0.01%, 3/1/2021 (b)	4,685	4,685

		12,115

Arizona — 0.3%

Tender Option Bond Trust Receipts/Certificates Series 2019-XG0231, Rev., VRDO, LOC: Bank of America NA, 0.11%, 3/5/2021 (b) (c)	4,065	4,065

California — 1.1%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-26, Rev., VRDO, LOC: Royal Bank of Canada, 0.18%, 3/5/2021 (b) (c)	5,000	5,000

Tender Option Bond Trust Receipts/Certificates

Series 2019-XM0741, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	5,215	5,215

Series 2020-XM0837, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	2,600	2,600

		12,815

Colorado — 1.0%

State of Colorado Rev., TRAN, 4.00%, 6/25/2021	2,035	2,060

Tender Option Bond Trust Receipts/Certificates

Series 2019-XF2849, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	4,000	4,000

Series 2020-XF1209, GO, VRDO, LIQ: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	2,000	2,000

Series 2018-XG0195, COP, VRDO, LIQ: Bank of America NA, 0.12%, 3/5/2021 (b) (c)	3,615	3,615

		11,675

Connecticut — 1.7%

Tender Option Bond Trust Receipts/Certificates Series 2019-G-110, Rev., VRDO, LOC: Royal Bank of Canada, 0.21%, 3/5/2021 (b) (c)	10,000	10,000

Town of Groton Series 2020B, GO, BAN, 2.00%, 4/29/2021	7,045	7,061

Town of North Haven GO, BAN, 1.50%, 11/4/2021	3,000	3,027

		20,088

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — 3.2%

Tender Option Bond Trust Receipts/Certificates

Series 2018-G-41, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/1/2021 (b) (c)	5,665	5,665

Series 2020-XF2882, Rev., VRDO, AGM-CR, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	2,800	2,800

Series 2020-XG0295, Rev., VRDO, LIQ: Bank of America NA, 0.07%, 3/5/2021 (b) (c)	6,000	6,000

Series 2020-XX1136, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	2,375	2,375

Series 2020-YX1128, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	3,870	3,870

Series 2019-G113, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/5/2021 (b) (c)	17,500	17,500

		38,210

Georgia — 0.8%

Tender Option Bond Trust Receipts/Certificates

Series 2020-ZF0871, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 3/5/2021 (b) (c)	4,765	4,765

Series 2020-ZF0872, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 3/5/2021 (b) (c)	2,000	2,000

Series 2020-ZF0873, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 3/5/2021 (b) (c)	3,000	3,000

		9,765

Illinois — 0.7%

Illinois Finance Authority, University of Chicago Medical Center (The) Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 3/5/2021 (b)	2,330	2,330

Tender Option Bond Trust Receipts/Certificates

Series 2020-XG0299, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	2,500	2,500

Series 2020-XL0145, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	3,425	3,425

		8,255

Iowa — 1.2%

Iowa Finance Authority, Single Family Mortgage Series 2018B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.03%, 3/5/2021 (b)	6,665	6,665

Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0582, Rev., VRDO, LIQ: Barclays Bank plc, 0.06%, 3/5/2021 (b) (c)	7,500	7,500

		14,165

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kentucky — 1.2%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-116, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/5/2021 (b) (c)	12,000	12,000

Tender Option Bond Trust Receipts/Certificates Series 2020-XM0881, Rev., VRDO, AGM, LIQ: Royal Bank of Canada, 0.07%, 3/5/2021 (b) (c)	2,800	2,800

		14,800

Louisiana — 0.7%

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF1202, Rev., VRDO, LOC: TD Bank NA, 0.06%, 3/5/2021 (b) (c)	5,740	5,740

Series 2019-XM0738, Rev., VRDO, LOC: Royal Bank of Canada, 0.07%, 3/5/2021 (b) (c)	3,245	3,245

		8,985

Maine — 0.7%

City of Auburn, Edward Little High School Project GO, BAN, 8.00%, 5/17/2021	8,000	8,132

Maryland — 2.1%

City of Baltimore Series 2015-ZF2095, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.10%, 3/5/2021 (b) (c)	6,665	6,665

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-28, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/5/2021 (b) (c)	10,115	10,115

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0621, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.08%, 3/5/2021 (b) (c)	4,000	4,000

Series 2018-G-42, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/5/2021 (b) (c)	5,000	5,000

		25,780

Massachusetts — 1.2%

City of Beverly GO, BAN, 2.00%, 3/26/2021	700	701

City of Somerville Series A, GO, BAN, 2.00%, 6/4/2021	550	553

City of Westfield GO, BAN, 1.75%, 6/11/2021	3,479	3,493

Tender Option Bond Trust Receipts/Certificates

Series 2020-XM0915, GO, VRDO, LIQ: Wells Fargo Bank NA, 0.06%, 3/5/2021 (b) (c)	6,750	6,750

Series 2020-ZF0968, Rev., VRDO, FHA, LIQ: TD Bank NA, 0.07%, 3/5/2021 (b) (c)	3,335	3,335

		14,832

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — 1.9%

Central Michigan University Series 2008A, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	4,430	4,430

L’Anse Creuse Public Schools GO, VRDO, Q-SBLF, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	18,040	18,040

		22,470

Mississippi — 1.0%

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project Series 2009E, Rev., VRDO, 0.01%, 3/1/2021 (b)	11,725	11,725

Missouri — 1.7%

Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.04%, 3/1/2021 (b)	4,345	4,345

Missouri Highway and Transportation Commission, Senior Lien Series 2010C, Rev., 5.00%, 2/1/2022	2,000	2,088

RBC Municipal Products, Inc. Trust, Floater Certificates Series C17, Rev., VRDO, LOC: Royal Bank of Canada, 0.08%, 3/5/2021 (b) (c)	4,000	4,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XG0184, Rev., VRDO, LOC: Citibank NA, 0.08%, 3/5/2021 (b) (c)	5,000	5,000

Series C-16, Rev., VRDO, LOC: Royal Bank of Canada, 0.09%, 3/5/2021 (b) (c)	4,950	4,950

		20,383

Nebraska — 0.2%

County of Washington Series 2010B, Rev., VRDO, 0.06%, 3/5/2021 (b)	2,800	2,800

Nevada — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2020-XM0866, Rev., VRDO, LOC: Royal Bank of Canada, 0.07%, 3/5/2021 (b) (c)	1,000	1,000

New Jersey — 8.1%

Borough of Beachwood, General Improvement Water Utility Series 2020A, GO, BAN, 2.00%, 3/4/2021	5,000	5,001

Borough of Roselle GO, BAN, 1.50%, 7/23/2021	8,034	8,074

City of Wildwood, Water and Sewer Utility GO, BAN, 2.00%, 10/15/2021	5,000	5,055

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

County of Cumberland GO, BAN, 2.00%, 10/7/2021	2,380	2,405

County of Mercer, Capital Improvement, Open Space Farmland Preservation Series 2020A, GO, BAN, 2.00%, 6/10/2021	965	970

Hudson County Improvement Authority, County Guaranteed Pooled Notes

Series 2020B-1, Rev., GTD, 2.50%, 5/11/2021	7,000	7,032

Series 2020C-1A, Rev., GTD, 1.50%, 9/2/2021	9,488	9,551

Township of Florence Series 2021A, GO, BAN, 1.50%, 1/13/2022	4,803	4,856

Township of Lacey Series 2020A, GO, BAN, 2.00%, 5/20/2021	8,051	8,072

Township of Lumberton Series 2020A, GO, BAN, 1.75%, 5/3/2021	5,237	5,249

Township of Readington GO, BAN, 1.50%, 4/29/2021	12,984	13,010

Township of Robbinsville Series 2020A, GO, BAN, 1.25%, 7/20/2021	2,375	2,382

Township of South Brunswick Series 2020A, GO, BAN, 2.00%, 9/28/2021	15,468	15,628

Township of Woodbridge, General Sewer Utility GO, BAN, 2.00%, 10/15/2021	10,145	10,259

		97,544

New York — 15.9%

Albany City School District Series 2020B, GO, BAN, 1.25%, 7/30/2021	4,272	4,288

City of New York, Fiscal Year 2012 Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.03%, 3/1/2021 (b)	3,910	3,910

City of New York, Fiscal Year 2017 Subseries 2017A-7, GO, VRDO, LOC: Bank of the West, 0.04%, 3/1/2021 (b)	6,200	6,200

County of Broome Series 2020A, GO, BAN, 2.00%, 4/30/2021	3,255	3,264

Evans-Brant Central School District Series 2020B, GO, BAN, 1.25%, 6/25/2021	4,000	4,009

Frontier Central School District GO, BAN, 1.25%, 7/22/2021	2,568	2,577

Geneva City School District GO, BAN, 1.25%, 6/25/2021	5,000	5,014

Gorham-Middlesex Central School District Series 2020A, GO, BAN, 1.25%, 6/24/2021	5,000	5,011

Metropolitan Transportation Authority Subseries E-3, Rev., VRDO, LOC: PNC Bank NA, 0.05%, 3/5/2021 (b)	784	784

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Metropolitan Transportation Authority, Dedicated Tax Fund Series 2008B-3C, Rev., VRDO, LOC: PNC Bank NA, 0.05%, 3/5/2021 (b)	11,490	11,490

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.04%, 3/5/2021 (b)	17,920	17,920

New York City Water and Sewer System, Fiscal Year 2003 Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 0.04%, 3/5/2021 (b)	13,795	13,795

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 3/1/2021 (b)	9,800	9,800

New York State Dormitory Authority Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.08%, 3/5/2021 (b)	12,465	12,465

Series 2016A, Rev., 5.00%, 3/15/2021	10,000	10,018

New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	2,755	2,755

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021	2,755	2,766

North Colonie Central School District GO, BAN, 1.25%, 7/16/2021	3,500	3,512

Orchard Park Central School District GO, BAN, 1.50%, 5/5/2021	5,000	5,011

Tender Option Bond Trust Receipts/Certificates

Series 2016-XF2282, Rev., VRDO, LIQ: Citibank NA, 0.05%, 3/5/2021 (b) (c)	7,400	7,400

Series 2018-XF2704, Rev., VRDO, LIQ: Barclays Bank plc, 0.06%, 3/5/2021 (b) (c)	4,000	4,000

Series 2018-XM0692, Rev., VRDO, LIQ: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	1,600	1,600

Series 2016-ZF0381, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 3/5/2021 (b) (c)	4,370	4,370

Series 2016-ZF0464, Rev., VRDO, LOC: Royal Bank of Canada, 0.07%, 3/5/2021 (b) (c)	8,000	8,000

Series 2020-XF2903, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	11,600	11,600

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2020-XF2909, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	4,000	4,000

Series 2020-XF2917, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	2,475	2,475

Series 2020-XX1127, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	5,220	5,220

Town of Vestal GO, BAN, 2.00%, 5/7/2021	8,418	8,443

Union Springs Central School District GO, BAN, 1.75%, 4/30/2021	9,900	9,923

		191,620

North Carolina — 0.5%

Tender Option Bond Trust Receipts/Certificates

Series 2018-XG0170, Rev., VRDO, LIQ: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	3,000	3,000

Series 2019-ZF2813, Rev., VRDO, LIQ: Barclays Bank plc, 0.08%, 3/5/2021 (b) (c)	3,415	3,415

		6,415

Ohio — 0.7%

Tender Option Bond Trust Receipts/Certificates Series 2019-E132, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	7,935	7,935

Oklahoma — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2020-XF2884, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	1,370	1,370

Pennsylvania — 1.5%

Pennsylvania Economic Development Financing Authority, Exempt Facilities, PPL Energy Supply, LLC Project Series 2009C, Rev., VRDO, LOC: MUFG Union Bank NA, 0.07%, 3/5/2021 (b)	5,000	5,000

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2018-G-43, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/5/2021 (b) (c)	5,000	5,000

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF2885, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	1,250	1,250

Series 2020-XM0876, Rev., VRDO, LIQ: Royal Bank of Canada, 0.07%, 3/5/2021 (b) (c)	1,875	1,875

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Series 2018-XF2654, Rev., VRDO, LIQ: Bank of America NA, 0.08%, 3/5/2021 (b) (c)	4,420	4,420

		17,545

Rhode Island — 1.7%

City of East Providence, Anticipation Notes Series 2021-1, GO, BAN, 2.00%, 6/17/2021	7,250	7,289

Tender Option Bond Trust Receipts/Certificates

Series 2019-ZF2826, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	3,570	3,570

Series 2018-ZM0631, Rev., VRDO, LIQ: Royal Bank of Canada, 0.09%, 3/5/2021 (b) (c)	6,035	6,035

Series 2018-ZM0632, Rev., VRDO, LIQ: Royal Bank of Canada, 0.09%, 3/5/2021 (b) (c)	4,050	4,050

		20,944

South Carolina — 1.4%

County Square Redevelopment Corp., Installment Purchase Rev., BAN, 2.00%, 3/24/2021 (d)	3,000	3,003

Greenville County School District Series 2020C, GO, SCSDE, 3.00%, 6/1/2021	825	831

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 0.08%, 3/5/2021 (b)	4,870	4,870

Tender Option Bond Trust Receipts/Certificates Series 2019-G-109, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/5/2021 (b) (c)	5,000	5,000

Town of Lexington Rev., RAN, 2.25%, 10/27/2021	2,450	2,483

		16,187

Tennessee — 0.5%

Tender Option Bond Trust Receipts/Certificates Series 2015-XF1023, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	5,905	5,905

Texas — 7.2%

Collin County Housing Finance Corp., Multi-Family Housing Rev., VRDO, LOC: Northern Trust Co., 0.11%, 3/5/2021 (b)	12,305	12,305

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project

Series 2001A-2, Rev., VRDO, 0.01%, 3/1/2021 (b)	2,500	2,500

Series 2002A, Rev., VRDO, 0.01%, 3/1/2021 (b)	11,300	11,300

Series A-3, Rev., VRDO, 0.01%, 3/1/2021 (b)	300	300

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

RBC Municipal Products, Inc. Trust, Floater Certificates Series E141, Rev., VRDO, LOC:

Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	3,000	3,000

Series 2019-G112, Rev., VRDO, LOC: Royal Bank of Canada, 0.23%, 3/5/2021 (b) (c)	9,000	9,000

State of Texas, Veterans Series 2015 A, GO, VRDO, LIQ: State Street Bank & Trust, 0.06%, 3/5/2021 (b)	5,780	5,780

State of Texas, Veterans Housing Assistance Program

GO, VRDO, LIQ: FHLB, 0.06%, 3/5/2021 (b)	10,000	10,000

Series 2008 B, GO, VRDO, LIQ: State Street Bank & Trust, 0.06%, 3/5/2021 (b)	18,945	18,945

State of Texas, Veterans Land Board Series 2013A, GO, VRDO, LIQ: State Street Bank & Trust, 0.06%, 3/5/2021 (b)	3,020	3,020

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF2662, GO, VRDO, PSF-GTD, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	3,840	3,840

Series 2018-ZF2721, GO, VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	3,335	3,335

Series 2018-XF0645, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 3/5/2021 (b) (c)	4,000	4,000

		87,325

Utah — 0.5%

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0652, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	3,425	3,425

Series 2018-XG0171, Rev., VRDO, LIQ: Royal Bank of Canada, 0.07%, 3/5/2021 (b) (c)	3,000	3,000

		6,425

Vermont — 0.3%

Vermont Educational and Health Buildings Financing Agency, Southwestern Vermont Medical Center Series 2008A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 3/1/2021 (b)	3,875	3,875

Virginia — 0.7%

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF0955, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 3/5/2021 (b) (c)	5,335	5,335

Series 2020-ZF0997, Rev., VRDO, LIQ: Bank of America NA, 0.07%, 3/5/2021 (b) (c)	1,840	1,840

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Series 2020-ZF0998, Rev., VRDO, LIQ: Bank of America NA, 0.07%, 3/5/2021 (b) (c)	1,660	1,660

		8,835

Wisconsin — 0.2%

Tender Option Bond Trust Receipts/Certificates Series 2020-XL0148, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	2,250	2,250

Total Municipal Bonds (Cost $736,140)		736,235

	SHARES (000)
Variable Rate Demand Preferred Shares — 7.5%

New York — 1.8%

Nuveen New York AMT-Free Quality Municipal Income Fund

Series 2, LIQ: Royal Bank of Canada, 0.08%, 3/5/2021 # (c)	6,600	6,600

Series 3, LIQ: Sumitomo Mitsui Banking Corp., 0.08%, 3/5/2021 # (c)	15,000	15,000

		21,600

Other — 5.7%

Nuveen AMT-Free Municipal Credit Income Fund

Series 6, LIQ: Sumitomo Mitsui Banking Corp., 0.08%, 3/5/2021 # (c)	19,000	19,000

Series 5, LIQ: Societe Generale, 0.08%, 3/5/2021 # (c)	20,000	20,000

Nuveen AMT-Free Quality Municipal Income Fund

Series 5-1000, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 3/5/2021 # (c)	5,000	5,000

Series 3, LIQ: TD Bank NA, 0.09%, 3/5/2021 # (c)	5,000	5,000

Series 4-4895, LIQ: Barclays Bank plc, 0.09%, 3/5/2021 # (c)	20,000	20,000

		69,000

Total Variable Rate Demand Preferred Shares (Cost $90,600)		90,600

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 27.8%

Commercial Paper — 27.8%

Alachua County Health Facilities Authority Series 08-A, 0.10%, 5/4/2021	5,000	5,000

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Board of Regents of the University of Texas System

Series A, 0.09%, 3/5/2021	1,000	1,000

Series A, 0.10%, 4/5/2021	5,000	5,000

0.12%, 4/22/2021	5,000	5,000

Series A, 0.09%, 5/10/2021	10,000	10,000

Series A, 0.10%, 5/20/2021	3,500	3,500

California Statewide Communities Development Authority

Series 9B-3, 0.24%, 3/10/2021	5,000	5,000

0.21%, 6/9/2021	15,000	15,003

Series D, 0.22%, 6/9/2021	3,000	3,001

Series B-5, 0.16%, 7/13/2021	5,000	5,001

Series B-6, 0.17%, 8/3/2021	1,000	1,000

Series D, 0.18%, 8/5/2021	6,000	6,001

Series 9B-1, 0.18%, 8/10/2021	5,000	5,001

Series 9B-4, 0.19%, 9/2/2021	5,000	5,000

Series 9B-1, 0.16%, 9/8/2021	10,000	10,001

City of Dallas Series D-1, 0.14%, 3/8/2021	6,400	6,400

City of Garland Series 2015, 0.10%, 3/26/2021	4,500	4,500

City of Houston

Series B-1, 0.09%, 3/2/2021	4,000	4,000

Series B-4, 0.18%, 3/2/2021	6,000	6,001

Series H-2, 0.08%, 3/4/2021	10,000	10,000

Series H-2, 0.09%, 3/4/2021	4,000	4,000

Series E-1, 0.08%, 3/9/2021	5,000	5,000

City of Jacksonville, Health Care Facilities, Tax Exempt Series 2016, 0.17%, 8/3/2021	11,000	11,000

County of Harris

Series A-1, 0.11%, 3/3/2021	4,226	4,226

Series D, 0.11%, 3/3/2021	5,536	5,536

0.11%, 3/4/2021	13,870	13,871

Series J-1, 0.11%, 3/23/2021	350	350

County of Hillsborough

Series A, 0.09%, 3/25/2021	2,200	2,200

Series A, 0.13%, 3/25/2021	10,000	10,000

County of Montgomery, Tax Exempt Series 10-A, 0.09%, 5/5/2021	8,000	8,000

County of York Series 2000, 0.09%, 3/1/2021	23,000	23,000

Health and Educational Facilities Authority of the State of Missouri Series 14-C, 0.20%, 4/7/2021	10,000	10,001

Indiana Finance Authority, Tax Exempt Series D-2, 0.13%, 7/6/2021	8,000	8,001

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Los Angeles County Metropolitan Transportation Authority Series R, 0.10%, 3/4/2021	5,682	5,682

Louisville And Jefferson County Metropolitan Sewer

Series A-1, 0.10%, 5/7/2021	15,000	15,001

Series A-1, 0.10%, 5/11/2021	8,000	8,000

Lower Colorado River Authority Series B, 0.13%, 6/4/2021	1,735	1,735

Maryland Health & Higher Educational Facilities Authority Series B, 0.09%, 5/21/2021	9,000	9,000

Municipal Improvement Corp. of Los Angeles Series A-1, 0.09%, 3/5/2021	13,750	13,750

Regents of the University of Michigan Series B, 0.09%, 5/21/2021	600	600

Salt River Project Agricultural Improvement and Power District Series C, 0.11%, 3/8/2021	10,000	10,000

San Francisco City and County Public Utilities Commission Series A-1, 0.12%, 4/7/2021	6,000	6,000

Southwestern Illinois Development Authority Series 17-B, 0.14%, 3/4/2021	5,000	5,000

Stafford County and Staunton Industrial Development Series 8-A1, 0.08%, 3/5/2021	9,000	9,000

State of California Series A-8, 0.12%, 4/1/2021	6,200	6,200

State of California Department of Water Resources

Series 1, 0.10%, 3/2/2021	6,478	6,478

Series 1, 0.10%, 3/3/2021	10,631	10,631

University of California

Series A, 0.10%, 3/10/2021	2,000	2,000

Series A, 0.12%, 4/6/2021	500	500

University of Houston Series A, 0.18%, 3/3/2021	488	488

University of Minnesota Series 07-C, 0.16%, 3/3/2021	4,500	4,500

Total Commercial Paper (Cost $335,146)		335,159

Total Short-Term Investments (Cost $335,146)		335,159

Total Investments — 96.4% (Cost $1,161,886)		1,161,994
Other Assets Less Liabilities — 3.6%		43,257

NET ASSETS — 100.0%		1,205,251

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CONS	Consolidated Bonds
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note

Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 2.9%

Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.02%, dated 2/26/2021, due 3/1/21, repurchase price $52,084. (b)	52,084	52,084

Societe Generale SA, 0.30%, dated 2/26/2021, due 3/3/2021, repurchase price $10,000, collateralized by Asset-Backed Securities, 0.29% - 5.02%, due 7/15/2030 - 10/25/2036, Collateralized Mortgage Obligations, 0.29% - 3.24%, due 12/15/2036 - 12/25/2036, Corporate Notes and Bonds, 4.25% - 8.20%, due 2/1/2025 - 1/1/2999, FNMA Connecticut Avenue Securities, 0.78% - 3.78%, due 9/25/2029 - 3/25/2050 and Sovereign Government Securities, 4.00% - 11.88%, due 7/26/2022 - 3/11/2061, with a value of $10,801.	10,000	10,000

Total Repurchase Agreements (Cost $62,084)		62,084

Municipal Bonds — 1.9%

Alaska — 0.5%

Alaska Housing Finance Corp., State Capital Project Series 2019A, Rev., VRDO, 0.10%, 3/5/2021 (c)	10,000	10,000

Colorado — 0.5%

Colorado Housing and Finance Authority, Single Family Mortgage Series 2021C2, Class I, Rev., VRDO, GNMA COLL, LIQ: FHLB, 0.09%, 3/5/2021 (c)	10,000	10,000

Michigan — 0.4%

Michigan Finance Authority, Federally Taxable Series 2019D, Rev., VRDO, LOC: PNC Bank NA, 0.09%, 3/5/2021 (c)	9,700	9,700

New York — 0.5%

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021	5,000	5,020

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2018E, Rev., VRDO, LOC: Bank of America NA, 0.09%, 3/5/2021 (c)	7,790	7,790

		12,810

Total Municipal Bonds (Cost $42,508)		42,510

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 95.2%

Commercial Paper — 53.4%

Alpine Securitization Ltd. 0.27%, 7/6/2021 (d) (e)	50,000	49,969

Australia & New Zealand Banking Group Ltd. (Australia) 0.25%, 6/23/2021 (d) (e)	50,000	49,974

Banco Del Estado De Chile (Chile) 0.28%, 4/19/2021 (d) (e)	14,000	13,997

Barclays Bank plc (United Kingdom) 0.09%, 3/1/2021 (d) (e)	97,000	96,999

Barton Capital LLC 0.25%, 7/9/2021 (d) (e)	50,000	49,973

Barton Capital SA 0.10%, 3/1/2021 (d) (e)	40,000	40,000

BPCE SA (France) 0.46%, 3/19/2021 (d) (e)	25,000	24,999

China Construction Bank Corp. (China) 0.09%, 3/1/2021 (d) (e)	100,000	99,999

Cooperatieve Rabobank UA (Netherlands) 0.07%, 3/1/2021 (e)	85,000	84,999

DBS Bank Ltd. (Singapore) 0.23%, 6/8/2021 (d) (e)	30,000	29,987

DNB Bank ASA (Norway)

(ICE LIBOR USD 1 Month + 0.18%), 0.30%, 3/21/2021 (d) (f)	25,000	25,023

(ICE LIBOR USD 3 Month + 0.07%), 0.29%, 4/22/2021 (d) (f)	20,000	20,007

0.35%, 5/5/2021 (d)	15,000	15,005

Federation des Caisses Desjardins du Quebec (Canada) 0.08%, 3/1/2021 (d) (e)	53,000	53,000

Industrial & Commercial Bank of China Ltd. (China) 0.07%, 3/1/2021 (d) (e)	95,000	94,999

KEB Hana Bank (South Korea) 0.25%, 6/1/2021 (d) (e)	10,000	9,997

Kookmin Bank (South Korea) 0.26%, 3/29/2021 (d) (e)	6,000	5,999

Landesbank Baden-Wurttemberg (Germany) 0.10%, 3/3/2021 (e)	67,000	66,999

National Australia Bank Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.22%), 0.34%, 3/24/2021 (d) (f)	80,000	80,049

Standard Chartered Bank (United Kingdom) 0.24%, 7/6/2021 (d) (e)	25,000	24,986

State of Netherlands (Netherlands) 0.09%, 3/1/2021 (d) (e)	75,000	74,999

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.22%, 7/6/2021 (d) (e)	10,000	9,994

Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 3 Month + 0.15%), 0.35%, 5/6/2021 (d) (f)	75,000	75,024

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.36%), 0.44%, 3/1/2021 (d) (f)	50,000	50,040

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

(ICE LIBOR USD 3 Month + 0.23%), 0.44%, 5/1/2021 (d) (f)	10,000	10,004

Total Commercial Paper (Cost $1,156,801)		1,157,021

Certificates of Deposit — 28.6%

Banco Del Estado De Chile (Chile) 0.28%, 4/19/2021	10,925	10,927

Bank of Montreal (Canada) 0.24%, 7/20/2021	85,000	85,028

Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 3 Month + 0.08%), 0.26%, 5/19/2021 (f)	35,000	35,008

Canadian Imperial Bank of Commerce (Canada)

(ICE LIBOR USD 3 Month + 0.11%), 0.34%, 3/10/2021 (f)	12,000	12,004

0.42%, 7/7/2021	35,000	35,038

Cooperatieve Rabobank UA (Netherlands) (ICE LIBOR USD 3 Month + 0.15%), 0.34%, 5/6/2021 (f)	15,000	15,005

Credit Suisse AG (Switzerland) 0.25%, 7/16/2021	40,000	40,012

Mitsubishi UFJ Trust & Banking Corp. (Japan) 0.24%, 7/8/2021	25,000	25,006

Mizuho Bank Ltd. (Japan) 0.24%, 4/20/2021	40,000	40,007

Natixis SA (France) (US Federal Funds Effective Rate (continuous series) + 0.21%), 0.28%, 3/1/2021 (f)	12,000	12,002

0.43%, 3/23/2021	16,500	16,504

Nordea Bank Abp (Finland) (ICE LIBOR USD 3 Month + 0.10%), 0.33%, 3/8/2021 (f)	75,000	75,028

Oversea-Chinese Banking Corp. Ltd. (Singapore) 0.25%, 6/28/2021	75,000	75,025

Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.30%), 0.49%, 5/4/2021 (f)	10,000	10,006

Skandinaviska Enskilda Banken AB (Sweden) (ICE LIBOR USD 3 Month + 0.04%), 0.24%, 5/12/2021 (f)	23,000	23,006

Sumitomo Mitsui Banking Corp. (Japan) 0.25%, 4/20/2021	80,000	80,016

Toronto-Dominion Bank (The) (Canada) (ICE LIBOR USD 3 Month + 0.09%), 0.27%, 5/19/2021 (f)	30,000	30,008

Total Certificates of Deposit (Cost $619,426)		619,630

Time Deposits — 13.2%

Credit Agricole Corporate and Investment Bank 0.07%, 3/1/2021	100,000	100,000

First Abu Dhabi Bank PJSC 0.07%, 3/1/2021	100,000	100,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued

ING Bank NV (Netherlands) 0.06%, 3/1/2021	27,000	27,000

Mizuho Bank Ltd. 0.07%, 3/1/2021	60,000	60,000

Total Time Deposits (Cost $287,000)		287,000

Total Short-Term Investments (Cost $2,063,227)		2,063,651

Total Investments — 100.0% (Cost $2,167,819)		2,168,245
Other Assets Less Liabilities — 0.0% (g)		342

NET ASSETS — 100.0%		2,168,587

Percentages indicated are based on net assets.

Abbreviations

COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PJSC	Public Joint Stock Company
RAN	Revenue Anticipation Note
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Agency Joint Trading Account II — At February 28, 2021, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of March 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan Securities Lending Money Market Fund	$52,084	$52,084	$53,129

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

Repurchase Agreements — At February 28, 2021, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan Securities Lending Money Market Fund
Bofa Securities, Inc.	0.02%	$38,340
Citibank NA	0.02%	6,510
Citigroup Global Markets Holdings, Inc.	0.02%	7,234

Total		$52,084

At February 28, 2021, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	1.50% - 5.00%	2/1/2026 - 1/1/2050
FNMA	2.01% - 6.10%	11/1/2022 - 1/1/2049
GNMA	2.00% - 5.00%	12/20/2035 - 2/20/2051
U.S. Treasury Securities	0.63% - 2.25%	11/15/2027 - 2/15/2050

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(d)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(e)	The rate shown is the effective yield as of February 28, 2021.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(g)	Amount rounds to less than 0.1% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 12.2%

Barclays Capital, Inc., 0.28%, dated 2/26/2021, due 4/2/2021, repurchase price $30,008, collateralized by Collateralized Mortgage Obligations, 1.18% - 3.42%, due 12/15/2037 - 8/17/2057, with a value of $32,400.	30,000	30,000

Barclays Capital, Inc., 0.29%, dated 2/26/2021, due 4/2/2021, repurchase price $25,007, collateralized by Collateralized Mortgage Obligations, 2.95% - 3.41%, due 10/17/2050 - 8/17/2057, with a value of $27,000.	25,000	25,000

BMO Capital Markets Corp., 0.17%, dated 2/26/2021, due 3/1/2021, repurchase price $50,001, collateralized by Corporate Notes and Bonds, 2.79% - 8.25%, due 9/6/2024 - 1/1/2999 and U.S. Treasury Securities, 0.00%, due 5/6/2021, with a value of $52,289.	50,000	50,000

BMO Capital Markets Corp., 0.17%, dated 2/26/2021, due 3/1/2021, repurchase price $50,001, collateralized by Asset-Backed Securities, 3.09% - 5.25%, due 12/15/2025 - 10/1/2030 and Corporate Notes and Bonds, 1.00% - 8.25%, due 10/17/2023 - 1/1/2999, with a value of $52,543.	50,000	50,000

BMO Capital Markets Corp., 0.21%, dated 2/26/2021, due 3/5/2021, repurchase price $50,002, collateralized by Asset-Backed Securities, 0.00% - 3.75%, due 9/14/2026 - 1/25/2047, Corporate Notes and Bonds, 0.25% - 11.50%, due 1/6/2023 - 12/15/2067, GNMA, 3.27%, due 11/15/2059 and Sovereign Government Securities, 1.75%, due 7/18/2022, with a value of $53,044.	50,000	50,000

BMO Capital Markets Corp., 0.22%, dated 2/26/2021, due 3/5/2021, repurchase price $25,001, collateralized by Asset-Backed Securities, 0.00% - 3.63%, due 1/19/2024 - 1/25/2047, Collateralized Mortgage Obligations, 3.50%, due 5/25/2058, Corporate Notes and Bonds, 0.55% - 11.50%, due 9/7/2021 -1/1/2999, FHLMC, 2.50% - 3.00%, due 3/15/2041 - 11/25/2050, FNMA, 3.50%, due 3/25/2045, GNMA, 5.50%, due 4/20/2036 and Sovereign Government Securities, 2.50%, due 1/24/2023, with a value of $26,511.	25,000	25,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 0.24%, dated 2/26/2021, due 3/2/2021, repurchase price $80,002, collateralized by Asset-Backed Securities, 0.47% - 1.87%, due 12/25/2035 -1/28/2070, with a value of $88,004.	80,000	80,000

BNP Paribas SA, 0.39%, dated 2/26/2021, due 4/2/2021, repurchase price $100,038, collateralized by Asset-Backed Securities, 0.42% - 8.14%, due 3/25/2023 - 1/28/2070 and Corporate Notes and Bonds, 10.75%, due 3/13/2025, with a value of $110,168.	100,000	100,000

Bofa Securities, Inc., 0.40%, dated 2/26/2021, due 3/1/2021, repurchase price $50,002, collateralized by Asset-Backed Securities, 0.00% - 4.75%, due 12/15/2026 - 5/28/2069, with a value of $53,000.	50,000	50,000

Bofa Securities, Inc., 0.47%, dated 2/26/2021, due 4/15/2021, repurchase price $100,063, collateralized by Corporate Notes and Bonds, 0.00% - 8.25%, due 9/26/2024 - 1/15/2030, with a value of $108,000.	100,000	100,000

Credit Suisse Securities USA LLC, 0.47%, dated 2/26/2021, due 4/2/2021, repurchase price $50,023, collateralized by Asset-Backed Securities, 0.00% - 5.98%, due 10/21/2030 - 1/25/2060 and Collateralized Mortgage Obligations, 0.00% - 4.72%, due 7/15/2022 - 1/25/2065, with a value of $54,333.	50,000	50,000

ING Financial Markets LLC, 0.20%, dated 2/26/2021, due 3/1/2021, repurchase price $25,000, collateralized by Corporate Notes and Bonds, 4.30% - 8.63%, due 2/1/2026 - 2/1/2061 and Sovereign Government Securities, 6.49%, due 1/23/2027, with a value of $27,000.	25,000	25,000

ING Financial Markets LLC, 0.20%, dated 2/26/2021, due 3/1/2021, repurchase price $37,001, collateralized by Corporate Notes and Bonds, 3.25% - 7.38%, due 1/20/2026 - 10/1/2040 and Sovereign Government Securities, 6.49%, due 1/23/2027, with a value of $39,961.	37,000	37,000

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Societe Generale SA, 0.18%, dated 2/26/2021, due 3/1/2021, repurchase price $64,001, collateralized by Asset-Backed Securities, 3.45% - 3.60%, due 3/22/2029 - 6/1/2029, Collateralized Mortgage Obligations, 2.90%, due 10/17/2050, Corporate Notes and Bonds, 0.40% - 7.50%, due 3/9/2021 -8/16/2077 and Sovereign Government Securities, 3.40% - 6.75%, due 2/7/2022 - 4/15/2070, with a value of $67,217.	64,000	64,000

Societe Generale SA, 0.27%, dated 2/26/2021, due 3/1/2021, repurchase price $160,004, collateralized by Asset-Backed Securities, 0.41% - 6.94%, due 1/2/2024 - 11/25/2046, Collateralized Mortgage Obligations, 0.29% - 4.83%, due 5/25/2035 - 4/15/2050, Corporate Notes and Bonds, 3.38% - 11.13%, due 11/10/2021 - 9/21/2050, FNMA Connecticut Avenue Securities, 0.78% - 3.13%, due 7/25/2024 - 10/25/2049 and Sovereign Government Securities, 2.63% -10.13%, due 6/27/2022 - 1/1/2999, with a value of $172,659.	160,000	160,000

Societe Generale SA, 0.30%, dated 2/26/2021, due 3/3/2021, repurchase price $75,003, collateralized by Asset-Backed Securities, 0.27% - 5.02%, due 7/15/2030 - 4/25/2037, Collateralized Mortgage Obligations, 0.29% - 3.24%, due 12/25/2035 - 12/25/2036, Corporate Notes and Bonds, 2.25% - 10.75%, due 7/15/2022 - 3/26/2079, FNMA Connecticut Avenue Securities, 2.07% -3.23%, due 7/25/2024 - 3/25/2050 and Sovereign Government Securities, 4.00% - 8.75%, due 7/26/2022 - 3/11/2061, with a value of $80,828.	75,000	75,000

Societe Generale SA, 0.32%, dated 2/26/2021, due 4/1/2021, repurchase price $90,027, collateralized by Asset-Backed Securities, 0.29% - 6.64%, due 1/2/2024 - 10/25/2037, Collateralized Mortgage Obligations, 0.29% - 6.27%, due 10/25/2035 - 6/25/2047, Corporate Notes and Bonds, 1.15% - 11.50%, due 3/9/2021 - 1/1/2999, FNMA Connecticut Avenue Securities, 2.07% - 3.23%, due 10/25/2029 - 3/25/2050 and Sovereign Government Securities, 2.63% - 10.13%, due 1/5/2023 - 1/1/2999, with a value of $96,719.	90,000	90,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 0.41%, dated 2/26/2021, due 4/30/2021, repurchase price $25,018, collateralized by Asset-Backed Securities, 0.36% - 0.45%, due 9/25/2036 - 4/25/2037, Corporate Notes and Bonds, 3.25% - 8.50%, due 10/1/2025 - 1/1/2999, FNMA Connecticut Avenue Securities, 2.07% - 3.28%, due 7/25/2024 - 9/26/2050 and Sovereign Government Securities, 4.00% - 8.75%, due 6/27/2022 - 3/11/2061, with a value of $27,028.	25,000	25,000

TD Securities (USA) LLC, 0.17%, dated 2/26/2021, due 3/2/2021, repurchase price $300,006, collateralized by Corporate Notes and Bonds, 0.41% -6.50%, due 2/13/2022 - 9/15/2059 and U.S. Treasury Securities, 0.00%, due 5/15/2034 - 11/15/2043, with a value of $313,649.	300,000	300,000

Wells Fargo Securities LLC, 0.22%, dated 2/26/2021, due 3/4/2021, repurchase price $46,002, collateralized by Sovereign Government Securities, 1.63% - 2.95%, due 2/15/2023 - 5/5/2045, with a value of $48,302.	46,000	46,000

Wells Fargo Securities LLC, 0.44%, dated 2/26/2021, due 3/18/2021, repurchase price $50,012, collateralized by Sovereign Government Securities, 1.63% - 7.69%, due 2/15/2023 - 1/23/2050, with a value of $52,573.	50,000	50,000

Total Repurchase Agreements (Cost $1,482,000)		1,482,000

Corporate Notes — 2.0%

Banks — 2.0%

Bank of America NA 0.23%, 7/6/2021	35,000	35,000

Barclays Bank plc (United Kingdom)

(OBFR + 0.10%), 0.17%, 3/5/2021 (b) (c)	100,000	100,000

(OBFR + 0.10%), 0.17%, 3/5/2021 (b) (c)	40,000	40,000

(OBFR + 0.22%), 0.29%, 3/5/2021 (b) (c)	65,000	65,000

Total Corporate Notes (Cost $240,000)		240,000

Municipal Bonds — 0.2%

New York — 0.2%

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021 (Cost $20,073)	20,000	20,073

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 85.5%

Certificates of Deposit — 36.8%

Banco Del Estado De Chile (Chile) 0.28%, 4/19/2021	75,000	75,000

Bank of Montreal (Canada)

(ICE LIBOR USD 3 Month + 0.05%), 0.29%, 4/7/2021 (b)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.01%), 0.22%, 5/4/2021 (b)	20,000	20,000

(ICE LIBOR USD 3 Month + 0.02%), 0.22%, 5/11/2021 (b)	125,000	125,000

0.25%, 5/18/2021	50,000	50,000

0.24%, 7/20/2021	25,000	25,000

Bank of Nova Scotia (The) (Canada)

(ICE LIBOR USD 1 Month + 0.17%), 0.29%, 3/24/2021 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.08%), 0.30%, 4/23/2021 (b)	10,000	10,000

(ICE LIBOR USD 3 Month + 0.10%), 0.29%, 5/14/2021 (b)	50,000	50,000

BNP Paribas SA (France)

0.40%, 3/3/2021	50,000	50,000

(ICE LIBOR USD 3 Month + 0.03%), 0.27%, 4/7/2021 (b)	18,000	18,000

0.24%, 4/26/2021	35,000	35,000

0.25%, 6/14/2021	15,000	15,000

0.25%, 7/6/2021	25,000	25,000

Canadian Imperial Bank of Commerce (Canada)

(ICE LIBOR USD 3 Month + 0.11%), 0.34%, 3/10/2021 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.05%), 0.27%, 3/31/2021 (b)	64,000	64,000

(ICE LIBOR USD 3 Month + 0.01%), 0.21%, 5/10/2021 (b)	100,000	100,000

0.42%, 7/7/2021	50,000	50,000

China Construction Bank Corp. (China) 0.19%, 3/16/2021	25,000	25,000

Cooperatieve Rabobank UA (Netherlands)

(ICE LIBOR USD 3 Month + 0.09%), 0.32%, 3/2/2021 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.04%), 0.24%, 3/31/2021 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.10%), 0.32%, 4/12/2021 (b)	10,000	10,000

(ICE LIBOR USD 3 Month + 0.08%), 0.29%, 4/30/2021 (b)	29,000	29,000

(ICE LIBOR USD 3 Month + 0.15%), 0.34%, 5/6/2021 (b)	8,000	8,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.32%), 0.51%, 5/6/2021 (b)	13,000	13,000

(ICE LIBOR USD 3 Month + 0.04%), 0.23%, 5/17/2021 (b)	70,000	70,000

0.25%, 7/30/2021 (d)	50,000	49,948

Credit Agricole Corporate and Investment Bank (France) 0.39%, 3/16/2021	17,000	17,000

Credit Industriel et Commercial (France)

(ICE LIBOR USD 3 Month + 0.05%), 0.29%, 4/6/2021 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.01%), 0.23%, 4/26/2021 (b)	26,000	26,000

(ICE LIBOR USD 3 Month + 0.00%), 0.22%, 4/28/2021 (b)	23,000	23,000

0.25%, 7/6/2021	50,000	50,000

0.27%, 7/23/2021	50,000	50,000

0.24%, 10/12/2021 (d)	70,000	69,895

Credit Suisse AG (Switzerland)

0.38%, 4/12/2021	50,000	50,000

0.29%, 5/17/2021	50,000	50,000

0.27%, 7/15/2021	40,000	40,000

0.35%, 12/2/2021	30,000	30,000

0.24%, 2/22/2022	75,000	75,000

DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.15%), 0.34%, 5/6/2021 (b)	16,000	16,000

ING Bank NV 0.25%, 10/8/2021	30,000	30,000

KBC Bank NV (Belgium) 0.21%, 4/8/2021 (d)	25,000	24,994

Landesbank Hessen-Thueringen Girozentrale (Germany) 0.10%, 3/2/2021	150,000	150,000

Mitsubishi UFJ Trust & Banking Corp. (Japan)

0.28%, 6/18/2021	70,000	70,000

0.24%, 7/8/2021	10,000	10,000

0.19%, 8/4/2021	50,000	50,000

0.20%, 8/4/2021	10,000	10,000

Mizuho Bank Ltd. (Japan)

0.28%, 5/17/2021	60,000	60,000

0.23%, 7/8/2021	60,000	60,000

0.20%, 7/19/2021	20,000	20,000

0.20%, 8/6/2021	40,000	40,000

0.20%, 8/10/2021	35,000	35,000

MUFG Bank Ltd. (Japan)

0.25%, 4/21/2021	25,000	25,000

0.23%, 7/7/2021	15,000	15,000

0.23%, 7/8/2021	90,000	90,000

0.20%, 7/22/2021	15,000	15,000

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

0.19%, 8/9/2021	50,000	50,000

0.19%, 8/11/2021	50,000	50,000

National Australia Bank Ltd. (Australia)

0.37%, 3/8/2021 (d)	200,000	199,986

0.38%, 3/23/2021 (d)	15,000	14,996

0.19%, 4/8/2021 (d)	15,000	14,997

0.40%, 4/30/2021 (d)	29,000	28,981

Natixis SA (France)

(ICE LIBOR USD 1 Month + 0.17%), 0.28%, 3/19/2021 (b)	50,000	50,000

0.39%, 4/8/2021	5,000	5,000

0.29%, 5/3/2021	30,000	30,000

(ICE LIBOR USD 3 Month + 0.03%), 0.23%, 5/12/2021 (b)	25,000	25,000

0.26%, 6/3/2021	30,000	30,000

0.30%, 8/13/2021	75,000	75,000

0.30%, 9/2/2021	50,000	50,000

0.23%, 10/7/2021	30,000	30,000

Nordea Bank Abp (Finland)

(ICE LIBOR USD 3 Month + 0.10%), 0.33%, 3/1/2021 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.10%), 0.33%, 3/8/2021 (b)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.12%), 0.35%, 3/17/2021 (b)	40,000	40,000

(ICE LIBOR USD 3 Month + 0.10%), 0.32%, 4/13/2021 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.00%), 0.22%, 4/30/2021 (b)	29,000	29,000

(ICE LIBOR USD 3 Month + 0.10%), 0.29%, 5/14/2021 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.10%), 0.28%, 5/21/2021 (b)	21,000	21,000

Norinchukin Bank (The) (Japan) 0.23%, 4/9/2021	17,000	17,000

Oversea-Chinese Banking Corp. Ltd. (Singapore) (ICE LIBOR USD 1 Month + 0.14%), 0.25%, 3/24/2021 (b)	25,000	25,000

Royal Bank of Canada (Canada)

(ICE LIBOR USD 3 Month + 0.12%), 0.36%, 3/24/2021 (b)	17,000	17,000

(ICE LIBOR USD 3 Month + 0.11%), 0.33%, 4/11/2021 (b)	15,000	15,000

(ICE LIBOR USD 3 Month + 0.07%), 0.28%, 4/29/2021 (b)	22,000	22,000

(ICE LIBOR USD 3 Month + 0.30%), 0.49%, 5/4/2021 (b)	15,000	15,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.21%), 0.41%, 5/5/2021 (b)	13,000	13,000

Skandinaviska Enskilda Banken AB (Sweden)

0.23%, 3/18/2021	25,000	25,000

0.22%, 5/10/2021	50,000	50,000

0.22%, 5/10/2021	13,000	13,000

0.25%, 5/11/2021	75,000	75,000

0.25%, 6/1/2021	25,000	25,000

0.24%, 6/16/2021	50,000	50,000

Societe Generale SA (France) 0.23%, 4/5/2021	26,000	26,000

Standard Chartered Bank (United Kingdom)

0.23%, 7/6/2021	15,000	15,000

0.21%, 7/19/2021	25,000	25,000

Sumitomo Mitsui Banking Corp. (Japan)

0.24%, 3/9/2021	35,000	35,000

(ICE LIBOR USD 3 Month + 0.04%), 0.28%, 4/7/2021 (b)	15,000	15,000

(ICE LIBOR USD 3 Month + 0.00%), 0.20%, 5/5/2021 (b)	100,000	100,000

0.25%, 7/6/2021	30,000	30,000

0.26%, 7/6/2021	50,000	50,000

0.23%, 7/7/2021	12,000	12,000

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.27%, 5/13/2021	25,000	25,000

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 3 Month + 0.11%), 0.33%, 3/16/2021 (b)	17,000	17,000

(ICE LIBOR USD 3 Month + 0.12%), 0.34%, 3/16/2021 (b)	9,000	9,000

(ICE LIBOR USD 3 Month + 0.12%), 0.36%, 3/18/2021 (b)	12,000	12,000

(ICE LIBOR USD 3 Month + 0.09%), 0.31%, 4/20/2021 (b)	35,000	35,000

(ICE LIBOR USD 3 Month + 0.01%), 0.23%, 4/26/2021 (b)	17,000	17,000

(ICE LIBOR USD 3 Month + 0.05%), 0.26%, 4/30/2021 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.13%), 0.32%, 5/7/2021 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.02%), 0.22%, 5/11/2021 (b)	50,000	50,000

Toronto-Dominion Bank (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.35%), 0.42%, 3/1/2021 (b)	20,000	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.11%), 0.34%, 3/10/2021 (b)	5,000	5,000

(ICE LIBOR USD 1 Month + 0.18%), 0.29%, 3/21/2021 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.07%), 0.29%, 4/28/2021 (b)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.09%), 0.27%, 5/19/2021 (b)	26,000	26,000

0.41%, 7/6/2021	29,000	29,000

Westpac Banking Corp. (Australia) (ICE LIBOR USD 3 Month + 0.01%), 0.21%, 5/10/2021 (b)	100,000	100,000

Total Certificates of Deposit (Cost $4,462,797)		4,462,797

Commercial Paper — 25.1%

Alpine Securitization Ltd. (Switzerland) 0.31%, 5/5/2021 (c) (d)	25,000	24,986

Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 3 Month + 0.00%), 0.22%, 4/28/2021 (b) (c)	50,000	50,000

Bedford Row Funding Corp.

(ICE LIBOR USD 3 Month + 0.10%), 0.34%, 3/3/2021 (b) (c)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.02%), 0.23%, 4/27/2021 (b) (c)	20,000	20,000

0.25%, 6/7/2021 (c) (d)	25,000	24,983

0.25%, 6/14/2021 (c) (d)	6,000	5,996

0.29%, 8/13/2021 (c) (d)	50,000	49,933

BNP Paribas SA (France) 0.23%, 4/9/2021 (d)	25,000	24,994

BNZ International Funding Ltd. (New Zealand) 0.22%, 3/15/2021 (c) (d)	25,000	24,998

BPCE SA (France)

0.46%, 3/19/2021 (c) (d)	10,000	9,998

0.27%, 7/15/2021 (c) (d)	26,000	25,973

Caisse d’Amortissement de la Dette Sociale (France) 0.40%, 3/25/2021 (c) (d)	75,000	74,980

Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.05%), 0.24%, 5/9/2021 (b) (c)	80,000	80,000

DBS Bank Ltd. (Singapore) 0.22%, 4/23/2021 (c) (d)	45,000	44,985

DBS Group Holdings Ltd. (Singapore) 0.24%, 4/23/2021 (d)	200,000	199,929

Dexia Credit Local SA (France) 0.23%, 4/26/2021 (c) (d)	50,000	49,982

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

DNB Bank ASA (Norway)

(ICE LIBOR USD 3 Month + 0.03%), 0.28%, 4/14/2021 (b) (c)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.07%), 0.29%, 4/22/2021 (b) (c)	21,000	21,000

(ICE LIBOR USD 3 Month + 0.01%), 0.23%, 4/26/2021 (b) (c)	17,000	17,000

(ICE LIBOR USD 3 Month + 0.01%), 0.22%, 4/28/2021 (b) (c)	71,000	71,001

First Abu Dhabi Bank PJSC (United Arab Emirates)

0.23%, 7/13/2021 (c) (d)	25,000	24,979

0.23%, 7/20/2021 (c) (d)	75,000	74,932

0.22%, 7/26/2021 (c) (d)	100,000	99,910

0.21%, 8/5/2021 (c) (d)	90,000	89,918

HSBC Bank plc (United Kingdom)

0.24%, 4/7/2021 (c) (d)	52,000	51,987

0.20%, 5/14/2021 (d)	15,000	14,994

ING US Funding LLC (Netherlands) 0.22%, 10/12/2021 (c) (d)	30,000	29,959

LMA-Americas LLC

0.23%, 3/1/2021 (c) (d)	120,550	120,550

0.27%, 6/3/2021 (c) (d)	40,000	39,972

0.23%, 7/8/2021 (c) (d)	50,000	49,959

Macquarie Bank Ltd. (Australia)

0.23%, 3/10/2021 (c) (d)	25,000	24,999

0.25%, 5/11/2021 (c) (d)	75,000	74,963

Matchpoint Finance plc (Ireland) Series A, 0.23%, 7/12/2021 (c) (d)	50,000	49,957

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 3 Month + 0.00%), 0.20%, 5/4/2021 (b) (c)	14,000	14,000

(ICE LIBOR USD 3 Month + 0.00%), 0.20%, 5/10/2021 (b) (c)	100,000	100,000

Nieuw Amsterdam Receivables Corp. 0.15%, 4/19/2021 (c) (d)	25,000	24,995

NRW Bank (Germany)

0.07%, 3/1/2021 (c) (d)	200,000	200,000

0.07%, 3/2/2021 (c) (d)	180,000	180,000

Royal Bank of Canada (Canada) (SOFR + 0.25%), 0.28%, 3/1/2021 (b) (c)	50,000	50,000

Shinhan Bank (South Korea) Series A, 0.21%, 7/21/2021 (c) (d)	18,200	18,185

Societe Generale SA (France) 0.19%, 8/23/2021 (c) (d)	25,000	24,977

State of Netherlands (Netherlands) 0.09%, 3/1/2021 (c) (d)	50,000	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 3 Month + 0.11%), 0.33%, 3/15/2021 (b) (c)	25,000	25,000

0.33%, 4/12/2021 (c)	25,000	25,000

0.30%, 4/27/2021 (c)	28,000	28,000

(ICE LIBOR USD 3 Month + 0.00%), 0.21%, 5/4/2021 (b) (c)	11,000	11,000

Toronto-Dominion Bank (The) (Canada)

(ICE LIBOR USD 3 Month + 0.23%), 0.44%, 5/1/2021 (b) (c)	13,000	13,000

(ICE LIBOR USD 3 Month + 0.18%), 0.38%, 5/5/2021 (b) (c)	16,000	16,000

(ICE LIBOR USD 3 Month + 0.01%), 0.21%, 5/10/2021 (b) (c)	100,000	100,000

(ICE LIBOR USD 3 Month + 0.02%), 0.22%, 5/10/2021 (b) (c)	50,000	50,000

Toyota Credit Canada, Inc. (Canada) 0.25%, 6/15/2021 (d)	50,000	49,963

Toyota Finance Australia Ltd. (Australia)

0.28%, 3/23/2021 (d)	120,000	119,979

0.17%, 5/7/2021 (d)	25,000	24,992

UBS AG (Switzerland)

(ICE LIBOR USD 3 Month + 0.10%), 0.34%, 4/6/2021 (b) (c)	24,000	24,000

0.30%, 7/15/2021 (c) (d)	85,000	84,904

0.30%, 10/4/2021 (c) (d)	50,000	49,909

Westpac Banking Corp. (Australia)

0.37%, 3/4/2021 (c) (d)	35,000	34,999

(ICE LIBOR USD 3 Month + 0.00%), 0.20%, 4/28/2021 (b) (c)	14,000	14,000

Total Commercial Paper (Cost $3,050,720)		3,050,720

Time Deposits — 22.8%

Australia and New Zealand Banking Group Ltd. 0.09%, 3/3/2021	300,000	300,000

Bank of Nova Scotia (The) 0.07%, 3/1/2021	450,000	450,000

Canadian Imperial Bank of Commerce 0.07%, 3/1/2021	250,000	250,000

Credit Agricole Corporate and Investment Bank

0.07%, 3/1/2021	216,774	216,774

0.13%, 3/4/2021	50,000	50,000

Erste Group Bank AG 0.07%, 3/1/2021	400,000	400,000

First Abu Dhabi Bank PJSC 0.07%, 3/1/2021	120,000	120,000

ING Bank NV (Netherlands) 0.08%, 3/4/2021	355,000	355,000

Mizuho Bank Ltd. 0.07%, 3/1/2021	330,000	330,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued

National Bank of Canada 0.08%, 3/4/2021	300,000	300,000

Total Time Deposits (Cost $2,771,774)		2,771,774

U.S. Treasury Obligations — 0.8%

U.S. Treasury Bills 0.09%, 4/6/2021 (d) (Cost $99,991)	100,000	99,991

Total Short-Term Investments (Cost $10,385,282)		10,385,282

Total Investments — 99.9% (Cost $12,127,355)*		12,127,355
Other Assets Less Liabilities — 0.1%		16,534

NET ASSETS — 100.0%		12,143,889

Percentages indicated are based on net assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Right
PJSC	Public Joint Stock Company
RAN	Revenue Anticipation Note
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	The rate shown is the effective yield as of February 28, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements - 33.0%

Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.02% - 0.03%, dated 2/26/2021, due 3/1/2021, repurchase price $2,650,005. (b)	2,650,000	2,650,000

Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.02%, dated 2/26/2021, due 3/1/2021, repurchase price $1,993,296. (c)	1,993,293	1,993,293

Agency Joint Trading Account III J.P. Morgan Investment Management Inc., as agent, 0.03%, dated 2/26/2021, due 3/1/2021, repurchase price $90,831. (d)	90,831	90,831

Bank of America NA, 0.02%, dated 2/26/2021, due 3/1/2021, repurchase price $750,001, collateralized by GNMA, 3.00%, due 9/20/2046, with a value of $765,000.	750,000	750,000

Bank of Montreal, 0.02%, dated 2/26/2021, due 3/1/2021, repurchase price $515,001, collateralized by FNMA, 1.50% - 4.50%, due 8/1/2032 - 2/1/2051, GNMA, 0.56% - 2.50%, due 1/20/2049 - 11/20/2069 and U.S. Treasury Securities, 0.00%, due 3/25/2021, with a value of $528,689.	515,000	515,000

Bank of Montreal, 0.12%, dated 2/26/2021, due 3/5/2021, repurchase price $400,009, collateralized by FHLB, 1.13% - 2.75%, due 3/12/2021 - 3/13/2026, FHLMC, 0.00%, due 7/15/2032 and FNMA, 0.00% - 4.00%, due 3/1/2030 - 3/1/2051, with a value of $408,143.	400,000	400,000

Bank of Nova Scotia (The), 0.02%, dated 2/26/2021, due 3/1/2021, repurchase price $1,500,003, collateralized by FHLMC, 2.00% - 7.00%, due 5/1/2021 - 2/1/2051, FNMA, 2.00% - 8.00%, due 6/1/2025 - 1/1/2051, GNMA, 1.63% - 5.00%, due 9/20/2039 - 2/20/2051 and U.S. Treasury Securities, 0.38%, due 4/30/2025, with a value of $1,530,000.	1,500,000	1,500,000

Bank of Nova Scotia (The), 0.04%, dated 2/26/2021, due 3/2/2021, repurchase price $1,000,004, collateralized by FHLMC, 1.89% - 4.50%, due 6/1/2030 - 10/1/2050, FNMA, 1.97% - 4.50%, due 7/1/2028 - 2/1/2051 and U.S. Treasury Securities, 0.13% - 3.13%, due 2/28/2021 - 11/15/2030, with a value of $1,020,000.	1,000,000	1,000,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Barclays Capital, Inc., 0.01%, dated 2/26/2021, due 3/1/2021, repurchase price $2,000,002, collateralized by U.S. Treasury Securities, 0.00%, due 5/15/2021 - 2/15/2051, with a value of $2,040,000.	2,000,000	2,000,000

BMO Capital Markets Corp., 0.10%, dated 2/26/2021, due 3/5/2021, repurchase price $300,006, collateralized by FFCB, 1.20% - 3.07%, due 2/26/2029 - 11/28/2033, FHLB, 1.13% - 1.88%, due 7/7/2021 - 7/14/2021, FHLMC, 0.75% - 3.50%, due 7/21/2032 - 3/25/2051, FNMA, 1.25% - 3.50%, due 8/17/2021 - 1/25/2051, GNMA, 0.00% - 6.50%, due 7/20/2029 - 1/20/2071 and U.S. Treasury Securities, 0.00% - 3.13%, due 2/28/2021 - 8/15/2042, with a value of $306,911.	300,000	300,000

BMO Capital Markets Corp., 0.10%, dated 2/26/2021, due 3/5/2021, repurchase price $500,010, collateralized by FFCB, 0.19%, due 7/13/2022, FHLMC, 0.00% - 7.25%, due 5/15/2023 - 3/25/2051, FNMA, 0.50% - 6.50%, due 5/6/2021 - 3/25/2051 and GNMA, 0.50% - 8.50%, due 11/15/2021 - 11/20/2070, with a value of $512,806.	500,000	500,000

BMO Capital Markets Corp., 0.13%, dated 2/26/2021, due 3/5/2021, repurchase price $500,013, collateralized by FFCB, 3.00%, due 12/6/2023, FHLB, 0.00% - 1.13%, due 4/21/2021 - 2/26/2027, FHLMC, 0.00% - 7.25%, due 8/15/2029 - 3/25/2051, FNMA, 0.50% - 6.50%, due 1/7/2025 - 3/25/2051, GNMA, 0.50% - 8.50%, due 11/15/2021 - 12/20/2070 and U.S. Treasury Securities, 0.00% - 4.38%, due 2/28/2021 - 2/15/2051, with a value of $512,559.	500,000	500,000

BMO Capital Markets Corp., 0.13%, dated 2/26/2021, due 3/5/2021, repurchase price $600,015, collateralized by FHLB, 1.88%, due 7/7/2021, FHLMC, 0.50% - 6.00%, due 6/16/2023 - 8/15/2054, FNMA, 1.25% - 6.30%, due 5/6/2021 - 1/25/2051, GNMA, 0.51% - 14.88%, due 11/15/2021 - 1/20/2071 and U.S. Treasury Securities, 0.08% - 2.50%, due 1/15/2022 - 1/31/2023, with a value of $615,031.	600,000	600,000

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

BNP Paribas SA, 0.12%, dated 2/26/2021, due 3/1/2021, repurchase price $1,000,010, collateralized by FFCB, 2.99% - 3.46%, due 7/18/2034 - 3/9/2038, FHLB, 3.93% - 5.37%, due 9/9/2024 - 5/25/2035, FHLMC, 0.38% - 7.50%, due 5/5/2023 - 10/1/2050, FNMA, 0.00% - 6.50%, due 6/22/2021 - 10/1/2050, GNMA, 0.77% - 6.50%, due 12/15/2034 - 1/20/2051 and U.S. Treasury Securities, 0.00% - 8.13%, due 4/30/2021 - 8/15/2050, with a value of $1,020,700.	1,000,000	1,000,000

BNP Paribas SA, 0.11%, dated 2/26/2021, due 3/4/2021, repurchase price $400,007, collateralized by FHLB, 5.50%, due 7/15/2036, FHLMC, 0.38% - 7.50%, due 5/5/2023 - 2/25/2051, FNMA, 2.50% - 4.50%, due 7/1/2036 - 2/1/2057, GNMA, 2.00% - 6.50%, due 4/15/2024 - 1/20/2051 and U.S. Treasury Securities, 0.00% - 3.38%, due 3/25/2021 - 2/15/2050, with a value of $408,142.	400,000	400,000

BNP Paribas SA, 0.06%, dated 2/26/2021, due 3/5/2021, repurchase price $1,000,012, collateralized by FFCB, 4.16%, due 10/25/2033, FHLMC, 0.00% - 7.00%, due 3/15/2029 - 1/1/2049, FNMA, 2.00% - 5.00%, due 2/1/2036 - 3/1/2051, GNMA, 1.63% - 5.50%, due 4/15/2038 - 2/20/2051 and U.S. Treasury Securities, 0.00% - 4.50%, due 2/28/2021 - 11/15/2048, with a value of $1,020,304.	1,000,000	1,000,000

BNP Paribas SA, 0.06%, dated 2/26/2021, due 3/5/2021, repurchase price $1,500,018, collateralized by FHLB, 3.94%, due 8/8/2033, FHLMC, 0.00% - 6.00%, due 8/1/2029 - 2/25/2051, FNMA, 2.50% - 6.63%, due 1/11/2022 - 1/1/2051, GNMA, 0.78% - 8.00%, due 6/15/2028 - 2/20/2051 and U.S. Treasury Securities, 0.00% - 8.13%, due 2/28/2021 - 5/15/2049, with a value of $1,530,466.	1,500,000	1,500,000

BNP Paribas SA, 0.09%, dated 2/26/2021, due 3/5/2021, repurchase price $500,009, collateralized by FFCB, 3.98%, due 4/5/2038, FHLMC, 2.00% - 6.25%, due 7/15/2032 - 2/25/2051, FNMA, 2.50% - 5.50%, due 6/1/2030 - 12/1/2050, GNMA, 0.77% - 6.50%, due 10/15/2031 - 8/20/2049 and U.S. Treasury Securities, 0.00% - 8.13%, due 4/15/2021 - 8/15/2050, with a value of $510,245.	500,000	500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 0.09%, dated 2/26/2021, due 3/5/2021, repurchase price $1,000,018, collateralized by FHLB, 3.54% - 3.75%, due 2/14/2034 - 5/28/2036, FHLMC, 1.96% - 4.50%, due 5/1/2032 - 2/25/2051, FNMA, 2.00% - 5.50%, due 6/22/2021 - 3/1/2051, GNMA, 2.00% - 5.00%, due 9/15/2027 - 2/20/2051 and U.S. Treasury Securities, 0.00% - 6.13%, due 4/15/2021 - 8/15/2046, with a value of $1,020,190.	1,000,000	1,000,000

BNP Paribas SA, 0.09%, dated 2/26/2021, due 3/5/2021, repurchase price $1,400,025, collateralized by FFCB, 3.65%, due 4/22/2039, FHLB, 4.13%, due 5/25/2035, FHLMC, 0.00% - 6.50%, due 4/1/2022 - 2/1/2051, FNMA, 0.00% - 6.63%, due 1/11/2022 - 2/1/2057, GNMA, 0.74% - 6.50%, due 2/15/2033 - 10/20/2067 and U.S. Treasury Securities, 0.00% - 8.00%, due 2/28/2021 - 2/15/2050, with a value of $1,428,469.	1,400,000	1,400,000

BNP Paribas SA, 0.09%, dated 2/26/2021, due 3/5/2021, repurchase price $1,500,026, collateralized by FFCB, 3.46%, due 3/9/2038, FHLB, 3.93%, due 7/11/2033, FHLMC, 0.00% - 4.50%, due 5/5/2023 - 2/1/2051, FNMA, 0.49% - 6.00%, due 1/11/2022 - 2/1/2051, GNMA, 0.82% - 6.50%, due 7/15/2032 - 2/20/2051 and U.S. Treasury Securities, 0.00% - 8.13%, due 3/25/2021 - 2/15/2050, with a value of $1,530,287.	1,500,000	1,500,000

BNP Paribas SA, 0.09%, dated 2/26/2021, due 3/5/2021, repurchase price $3,250,057, collateralized by FFCB, 3.65%, due 4/22/2039, FHLMC, 0.00% - 7.50%, due 7/1/2022 - 2/1/2051, FNMA, 0.88% - 7.00%, due 6/1/2023 - 11/1/2050, GNMA, 1.63% - 9.50%, due 3/15/2023 - 2/20/2051 and U.S. Treasury Securities, 0.00% - 8.13%, due 3/2/2021 - 2/15/2050, with a value of $3,315,530.	3,250,000	3,250,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

BNP Paribas SA, 0.10%, dated 2/26/2021, due 3/5/2021, repurchase price $500,010, collateralized by FHLB, 3.75% - 4.00%, due 10/24/2029 - 2/14/2034, FHLMC, 2.00% - 4.50%, due 8/1/2031 - 2/25/2051, FNMA, 2.50% - 6.03%, due 1/11/2022 - 2/1/2051, GNMA, 2.00% - 5.50%, due 8/15/2033 - 2/20/2051 and U.S. Treasury Securities, 0.00% - 8.13%, due 3/18/2021 - 8/15/2050, with a value of $510,383.	500,000	500,000

BNP Paribas SA, 0.11%, dated 2/26/2021, due 3/5/2021, repurchase price $750,016, collateralized by FFCB, 3.88% - 3.98%, due 3/8/2038 - 4/5/2038, FHLB, 3.54% - 5.25%, due 12/9/2022 - 5/28/2036, FHLMC, 0.38% - 5.00%, due 4/20/2023 - 2/25/2051, FNMA, 2.33% - 4.50%, due 1/11/2022 - 8/1/2050, GNMA, 1.63% - 7.50%, due 9/15/2023 - 11/20/2050 and U.S. Treasury Securities, 0.00% - 8.13%, due 2/28/2021 - 8/15/2050, with a value of $765,248.	750,000	750,000

BNP Paribas SA, 0.12%, dated 2/26/2021, due 3/5/2021, repurchase price $1,000,023, collateralized by FHLB, 0.68% - 4.00%, due 2/24/2026 - 9/1/2028, FHLMC, 0.00% - 4.50%, due 5/5/2023 - 2/25/2051, FNMA, 2.00% - 9.00%, due 1/11/2022 - 3/1/2051, GNMA, 0.41% - 6.50%, due 5/15/2023 - 10/20/2050 and U.S. Treasury Securities, 0.00% - 8.13%, due 5/15/2021 - 11/15/2049, with a value of $1,020,682.	1,000,000	1,000,000

BNP Paribas SA, 0.11%, dated 2/26/2021, due 3/19/2021, repurchase price $500,032, collateralized by FFCB, 2.99%, due 7/18/2034, FHLMC, 0.00% - 7.00%, due 7/1/2022 - 9/1/2050, FNMA, 0.88% - 8.00%, due 6/1/2023 - 8/1/2050, GNMA, 0.78% - 6.50%, due 9/15/2024 - 10/20/2067 and U.S. Treasury Securities, 0.00% - 3.38%, due 3/15/2021 - 8/15/2050, with a value of $510,148.	500,000	500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 0.07%, dated 2/26/2021, due 5/10/2021, repurchase price $750,106, collateralized by FHLMC, 2.00% - 4.50%, due 9/1/2032 - 2/25/2051, FNMA, 2.50% - 3.50%, due 6/22/2021 - 3/1/2051, GNMA, 2.25% - 6.50%, due 10/15/2031 - 2/20/2051 and U.S. Treasury Securities, 0.00% - 3.38%, due 3/25/2021 - 11/15/2049, with a value of $765,397.	750,000	750,000

BNP Paribas SA, 0.11%, dated 2/26/2021, due 5/19/2021, repurchase price $500,125, collateralized by FHLB, 3.54% - 4.00%, due 12/24/2030 - 5/28/2036, FHLMC, 2.00% - 4.00%, due 10/1/2043 - 2/25/2051, FNMA, 2.63% - 4.50%, due 1/11/2022 - 6/1/2050, GNMA, 0.41% - 5.50%, due 6/15/2029 - 5/20/2050 and U.S. Treasury Securities, 0.00% - 8.13%, due 3/25/2021 - 11/15/2048, with a value of $510,305.	500,000	500,000

BNP Paribas SA, 0.12%, dated 2/26/2021, due 6/1/2021, repurchase price $1,300,412, collateralized by FHLMC, 2.00% - 4.00%, due 12/1/2035 - 9/1/2050, FNMA, 2.50% - 5.00%, due 12/1/2035 - 3/1/2052, GNMA, 0.74% - 6.50%, due 5/15/2024 - 2/20/2051 and U.S. Treasury Securities, 0.00% - 3.63%, due 3/25/2021 - 11/15/2049, with a value of $1,327,712.	1,300,000	1,300,000

Canadian Imperial Bank of Commerce, 0.01%, dated 2/26/2021, due 3/1/2021, repurchase price $350,000, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 4/30/2022 - 2/15/2048, with a value of $357,000.	350,000	350,000

Canadian Imperial Bank of Commerce, 0.02%, dated 2/26/2021, due 3/1/2021, repurchase price $475,001, collateralized by FHLMC, 2.00% - 4.50%, due 6/1/2028 - 1/1/2051, FNMA, 0.00% - 5.50%, due 7/1/2021 - 2/1/2051 and GNMA, 2.25% - 4.70%, due 12/20/2047 - 1/20/2068, with a value of $484,501.	475,000	475,000

Credit Agricole Corporate and Investment Bank, 0.02%, dated 2/26/2021, due 3/1/2021, repurchase price $1,000,002, collateralized by U.S. Treasury Securities, 0.13% - 2.63%, due 10/31/2021 - 12/31/2025, with a value of $1,020,000.	1,000,000	1,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Daiwa Capital Markets America, Inc., 0.02%, dated 2/26/2021, due 3/1/2021, repurchase price $3,000,005, collateralized by FFCB, 0.09% - 1.20%, due 3/17/2021 - 2/26/2029, FHLMC, 0.38% - 5.50%, due 7/1/2024 - 2/1/2051, FNMA, 1.50% - 7.00%, due 3/1/2022 - 3/1/2052, GNMA, 2.00% - 5.00%, due 10/15/2033 - 2/20/2051 and U.S. Treasury Securities, 0.00% - 8.00%, due 3/9/2021 - 2/15/2051, with a value of $3,060,005.	3,000,000	3,000,000

Fixed Income Clearing Corp., 0.01%, dated 2/26/2021, due 3/1/2021, repurchase price $3,000,003, collateralized by U.S. Treasury Securities, 0.13% - 4.50%, due 4/15/2022 - 8/15/2039, with a value of $3,060,000.	3,000,000	3,000,000

Fixed Income Clearing Corp., 0.01%, dated 2/26/2021, due 3/1/2021, repurchase price $6,000,005, collateralized by U.S. Treasury Securities, 0.75% - 5.00%, due 5/15/2037 - 5/15/2050, with a value of $6,120,000.	6,000,000	6,000,000

Fixed Income Clearing Corp., 0.02%, dated 2/26/2021, due 3/1/2021, repurchase price $1,000,002, collateralized by U.S. Treasury Securities, 0.00% - 2.63%, due 5/31/2021 - 7/15/2021, with a value of $1,020,000.	1,000,000	1,000,000

Goldman Sachs & Co. LLC, 0.02%, dated 2/26/2021, due 3/1/2021, repurchase price $2,000,003, collateralized by FHLMC, 1.50% - 6.50%, due 6/1/2024 - 2/1/2051, FNMA, 2.00% - 6.00%, due 8/1/2025 - 8/1/2056 and GNMA, 1.72% - 6.50%, due 8/15/2023 - 1/15/2061, with a value of $2,040,000.	2,000,000	2,000,000

ING Financial Markets LLC, 0.12%, dated 2/26/2021, due 3/15/2021, repurchase price $300,017, collateralized by FHLMC, 2.00% - 4.50%, due 11/1/2029 - 1/1/2051, FNMA, 1.76% - 5.50%, due 5/1/2032 - 9/1/2057 and U.S. Treasury Securities, 0.00%, due 1/27/2022, with a value of $306,091.	300,000	300,000

ING Financial Markets LLC, 0.12%, dated 2/26/2021, due 3/15/2021, repurchase price $350,020, collateralized by FHLMC, 2.00% - 5.50%, due 11/1/2029 - 1/1/2051, FNMA, 1.50% - 5.00%, due 2/1/2035 - 9/1/2057 and U.S. Treasury Securities, 0.00%, due 1/27/2022, with a value of $357,106.	350,000	350,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

ING Financial Markets LLC, 0.08%, dated 2/26/2021, due 3/16/2021, repurchase price $300,012, collateralized by FHLMC, 2.00% - 4.50%, due 11/1/2040 - 1/1/2051, FNMA, 1.50% - 5.50%, due 4/1/2032 - 1/1/2057 and U.S. Treasury Securities, 0.00%, due 1/27/2022, with a value of $306,019.	300,000	300,000

ING Financial Markets LLC, 0.08%, dated 2/26/2021, due 3/24/2021, repurchase price $400,023, collateralized by FHLMC, 2.40% - 5.50%, due 5/1/2041 - 1/1/2051, FNMA, 1.50% - 5.00%, due 4/1/2032 - 7/1/2056 and U.S. Treasury Securities, 0.00%, due 1/27/2022, with a value of $408,032.	400,000	400,000

ING Financial Markets LLC, 0.08%, dated 2/26/2021, due 3/26/2021, repurchase price $200,012, collateralized by FHLMC, 2.00% - 5.50%, due 9/1/2029 - 1/1/2051, FNMA, 1.50% - 5.00%, due 10/1/2028 - 7/1/2056 and U.S. Treasury Securities, 0.00%, due 1/27/2022, with a value of $204,014.	200,000	200,000

Metropolitan Life Insurance Co., 0.02%, dated 2/26/2021, due 3/1/2021, repurchase price $1,000,002, collateralized by U.S. Treasury Securities, 0.00%, due 8/15/2027 - 11/15/2050, with a value of $1,020,002.	1,000,000	1,000,000

Mitsubishi UFJ Trust & Banking Corp., 0.03%, dated 2/26/2021, due 3/2/2021, repurchase price $1,300,004, collateralized by GNMA, 0.00% - 5.00%, due 8/15/2038 - 12/20/2050, with a value of $1,323,742.	1,300,000	1,300,000

Natixis SA, 0.10%, dated 2/26/2021, due 3/5/2021, repurchase price $1,500,029, collateralized by U.S. Treasury Securities, 0.00% - 7.63%, due 3/31/2021 - 11/15/2050, with a value of $1,530,404.	1,500,000	1,500,000

Natixis SA, 0.10%, dated 2/26/2021, due 3/5/2021, repurchase price $2,000,039, collateralized by FFCB, 2.00% - 3.98%, due 12/19/2033 - 1/26/2043, FHLB, 3.74% - 4.15%, due 4/9/2031 - 6/1/2038, FHLMC, 0.00% - 5.50%, due 12/11/2025 - 6/1/2050, FNMA, 0.00% - 5.50%, due 7/15/2028 - 10/25/2058, GNMA, 0.41% - 5.50%, due 9/16/2031 - 12/20/2050, Tennessee Valley Authority, 4.25%, due 9/15/2065 and U.S. Treasury Securities, 0.00% - 7.63%, due 3/31/2021 - 11/15/2050, with a value of $2,044,016.	2,000,000	2,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Nomura Securities International, Inc., 0.01%, dated 2/26/2021, due 3/1/2021, repurchase price $300,000, collateralized by U.S. Treasury Securities, 0.00% - 2.38%, due 4/30/2021 - 2/15/2041, with a value of $306,000.	300,000	300,000

Nomura Securities International, Inc., 0.02%, dated 2/26/2021, due 3/1/2021, repurchase price $7,500,013, collateralized by FHLB, 1.88%, due 6/11/2021, FHLMC, 0.25% - 8.00%, due 6/8/2022 - 3/25/2051, FNMA, 1.43% - 6.50%, due 5/1/2021 - 1/1/2059, GNMA, 2.00% - 5.00%, due 4/20/2031 - 5/20/2069, Tennessee Valley Authority, 0.00%, due 9/15/2024 and U.S. Treasury Securities, 0.00% - 5.38%, due 3/2/2021 - 2/15/2050, with a value of $7,650,013.	7,500,000	7,500,000

Norinchukin Bank (The), 0.09%, dated 2/26/2021, due 3/23/2021, repurchase price $500,031, collateralized by U.S. Treasury Securities, 0.38% - 6.75%, due 8/15/2026 - 1/15/2027, with a value of $509,778.	500,000	500,000

Norinchukin Bank (The), 0.09%, dated 2/26/2021, due 3/25/2021, repurchase price $500,034, collateralized by U.S. Treasury Securities, 0.38% - 6.75%, due 8/15/2026 - 1/15/2027, with a value of $509,778.	500,000	500,000

Norinchukin Bank (The), 0.10%, dated 2/26/2021, due 3/26/2021, repurchase price $500,039, collateralized by U.S. Treasury Securities, 0.38% - 6.75%, due 8/15/2026 - 1/15/2027, with a value of $509,778.	500,000	500,000

Norinchukin Bank (The), 0.11%, dated 2/26/2021, due 3/24/2021, repurchase price $200,016, collateralized by U.S. Treasury Securities, 0.38% - 6.75%, due 8/15/2026 - 1/15/2027, with a value of $203,911.	200,000	200,000

Norinchukin Bank (The), 0.09%, dated 2/26/2021, due 4/16/2021, repurchase price $300,037, collateralized by U.S. Treasury Securities, 0.38% - 6.75%, due 8/15/2026 - 1/15/2027, with a value of $305,867.	300,000	300,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

RBC Capital Markets LLC, 0.10%, dated 2/26/2021, due 3/5/2021, repurchase price $2,000,039, collateralized by FFCB, 1.13% - 3.00%, due 7/15/2023 - 6/1/2029, FHLB, 0.55% - 1.10%, due 11/25/2025 - 2/25/2028, FHLMC, 0.33% - 5.19%, due 12/1/2021 - 2/1/2051, FNMA, 1.50% - 6.60%, due 1/1/2026 - 2/1/2051, GNMA, 0.66% - 6.00%, due 2/15/2033 - 8/20/2065 and U.S. Treasury Securities, 0.00% - 3.88%, due 2/28/2021 - 2/15/2051, with a value of $2,053,847.	2,000,000	2,000,000

Royal Bank of Canada, 0.01%, dated 2/26/2021, due 3/1/2021, repurchase price $2,650,002, collateralized by GNMA, 1.00% - 6.56%, due 11/20/2026 - 2/20/2051, with a value of $2,703,015.	2,650,000	2,650,000

Sumitomo Mitsui Banking Corp., 0.01%, dated 2/26/2021, due 3/1/2021, repurchase price $1,150,001, collateralized by U.S. Treasury Securities, 0.63% - 2.88%, due 8/31/2023 - 5/15/2030, with a value of $1,173,001.	1,150,000	1,150,000

Sumitomo Mitsui Banking Corp., 0.02%, dated 2/26/2021, due 3/1/2021, repurchase price $2,000,003, collateralized by GNMA, 3.50% - 4.00%, due 2/20/2046 - 4/20/2048, with a value of $2,040,003.	2,000,000	2,000,000

Treasury Joint Trading Account III J.P. Morgan Investment Management Inc., as agent, 0.01%, dated 2/26/2021, due 3/1/2021, repurchase price $889,412.(e)	889,411	889,411

Total Repurchase Agreements (Cost $72,313,535)		72,313,535

U.S. Government Agency Securities — 28.1%

FFCB

DN, 0.01%, 3/1/2021 (f)	2,609	2,609

(SOFR + 0.07%), 0.10%, 3/1/2021 (g)	105,000	105,000

(SOFR + 0.08%), 0.11%, 3/1/2021 (g)	200,000	200,000

(SOFR + 0.09%), 0.12%, 3/1/2021 (g)	275,000	275,000

(US Treasury 3 Month Bill Money Market Yield + 0.09%), 0.12%, 3/1/2021 (g)	200,000	199,979

(US Federal Funds Effective Rate (continuous series) + 0.06%), 0.13%, 3/1/2021 (g)	475,000	475,000

(ICE LIBOR USD 1 Month + 0.04%), 0.16%, 3/1/2021 (g)	450,000	450,000

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued

(Federal Reserve Bank Prime Loan Rate US - 3.08%), 0.17%, 3/1/2021 (g)	250,000	250,000

(Federal Reserve Bank Prime Loan Rate US - 3.00%), 0.25%, 3/1/2021 (g)	175,000	175,000

(Federal Reserve Bank Prime Loan Rate US - 2.98%), 0.28%, 3/1/2021 (g)	255,000	255,012

(SOFR + 0.30%), 0.33%, 3/1/2021 (g)	1,000,000	1,000,000

(SOFR + 0.35%), 0.38%, 3/1/2021 (g)	1,500,000	1,500,000

(ICE LIBOR USD 1 Month + 0.03%), 0.14%, 3/3/2021 (g)	350,000	350,000

(ICE LIBOR USD 1 Month - 0.02%), 0.10%, 3/4/2021 (g)	300,000	300,000

(ICE LIBOR USD 1 Month + 0.04%), 0.16%, 3/7/2021 (g)	400,000	400,000

(ICE LIBOR USD 1 Month - 0.01%), 0.11%, 3/14/2021 (g)	250,000	249,998

(ICE LIBOR USD 1 Month + 0.05%), 0.15%, 3/16/2021 (g)	50,000	50,000

DN, 0.13%, 4/7/2021 (f)	10,000	9,999

DN, 0.09%, 6/4/2021 (f)	10,000	9,998

DN, 0.09%, 6/10/2021 (f)	14,000	13,997

DN, 0.09%, 7/9/2021 (f)	8,000	7,997

DN, 0.14%, 7/20/2021 (f)	5,000	4,997

DN, 0.14%, 7/28/2021 (f)	10,000	9,994

DN, 0.14%, 8/3/2021 (f)	4,000	3,998

DN, 0.13%, 8/11/2021 (f)	30,000	29,982

DN, 0.13%, 8/17/2021 (f)	33,000	32,980

DN, 0.10%, 8/19/2021 (f)	15,000	14,993

DN, 0.07%, 9/8/2021 (f)	35,000	34,987

DN, 0.13%, 9/9/2021 (f)	25,000	24,983

DN, 0.13%, 9/14/2021 (f)	199,000	198,858

DN, 0.13%, 9/28/2021 (f)	35,000	34,973

DN, 0.12%, 10/13/2021 (f)	30,000	29,977

DN, 0.13%, 10/21/2021 (f)	75,000	74,937

DN, 0.08%, 12/23/2021 (f)	154,000	153,898

DN, 0.09%, 1/27/2022 (f)	20,000	19,983

FHLB

DN, 0.00%, 3/1/2021	15,000	15,000

(SOFR + 0.02%), 0.05%, 3/1/2021 (g)	625,000	625,000

(ICE LIBOR USD 3 Month - 0.12%), 0.07%, 3/1/2021 (g)	400,000	400,000

(ICE LIBOR USD 1 Month - 0.03%), 0.08%, 3/1/2021 (g)	90,000	89,998

(ICE LIBOR USD 1 Month - 0.03%), 0.08%, 3/1/2021 (g)	250,000	250,000

(SOFR + 0.06%), 0.08%, 3/1/2021 (g)	500,000	500,000

(ICE LIBOR USD 1 Month - 0.03%), 0.08%, 3/1/2021 (g)	500,000	500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(ICE LIBOR USD 1 Month - 0.01%), 0.11%, 3/1/2021 (g)	279,900	279,896

(SOFR + 0.08%), 0.11%, 3/1/2021 (g)	1,135,000	1,135,000

(ICE LIBOR USD 1 Month - 0.02%), 0.11%, 3/1/2021 (g)	1,000,000	1,000,000

(SOFR + 0.08%), 0.11%, 3/1/2021 (g)	274,800	274,800

(ICE LIBOR USD 1 Month - 0.01%), 0.11%, 3/1/2021 (g)	1,000,000	1,000,000

(ICE LIBOR USD 1 Month + 0.04%), 0.16%, 3/1/2021 (g)	900,000	900,000

(SOFR + 0.20%), 0.23%, 3/1/2021 (g)	250,000	250,000

(SOFR + 0.24%), 0.27%, 3/1/2021 (g)	200,000	200,000

DN, 0.08%, 3/4/2021 (f)	250,000	249,998

DN, 0.08%, 3/5/2021 (f)	167,560	167,559

(ICE LIBOR USD 1 Month - 0.01%), 0.10%, 3/5/2021 (g)	62,750	62,749

DN, 0.08%, 3/8/2021 (f)	220,000	219,997

(ICE LIBOR USD 1 Month + 0.00%), 0.12%, 3/10/2021 (g)	225,000	225,000

(ICE LIBOR USD 1 Month + 0.00%), 0.11%, 3/12/2021 (g)	100,000	100,000

(ICE LIBOR USD 1 Month + 0.00%), 0.11%, 3/12/2021 (g)	850,000	850,000

(ICE LIBOR USD 1 Month + 0.00%), 0.11%, 3/14/2021 (g)	500,000	500,000

DN, 0.08%, 3/16/2021 (f)	221,000	220,993

(ICE LIBOR USD 1 Month - 0.04%), 0.07%, 3/17/2021 (g)	1,250,000	1,250,000

DN, 0.08%, 3/17/2021 (f)	193,000	192,993

(ICE LIBOR USD 1 Month + 0.02%), 0.13%, 3/19/2021 (g)	630,320	630,326

(ICE LIBOR USD 1 Month - 0.04%), 0.07%, 3/21/2021 (g)	350,000	350,000

(ICE LIBOR USD 1 Month - 0.03%), 0.08%, 3/24/2021 (g)	250,000	250,000

(ICE LIBOR USD 1 Month - 0.03%), 0.08%, 3/24/2021 (g)	898,000	897,994

(ICE LIBOR USD 3 Month - 0.14%), 0.10%, 4/14/2021 (g)	150,000	149,996

(ICE LIBOR USD 3 Month - 0.13%), 0.11%, 4/14/2021 (g)	125,000	124,999

(ICE LIBOR USD 3 Month - 0.13%), 0.11%, 4/14/2021 (g)	100,000	100,000

(SOFR + 0.02%), 0.05%, 5/3/2021 (g)	1,000,000	1,000,000

DN, 0.06%, 5/3/2021 (f)	250,000	249,983

DN, 0.06%, 5/4/2021 (f)	550,000	549,963

(SOFR + 0.02%), 0.05%, 5/5/2021 (g)	375,000	375,000

(ICE LIBOR USD 3 Month - 0.13%), 0.07%, 5/14/2021 (g)	250,000	250,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued

DN, 0.04%, 5/20/2021 (f)	1,800,000	1,799,840

(ICE LIBOR USD 3 Month - 0.13%), 0.06%, 5/20/2021 (g)	400,000	400,000

DN, 0.04%, 5/21/2021 (f)	200,000	199,982

DN, 0.04%, 5/24/2021 (f)	2,750,000	2,749,743

(ICE LIBOR USD 3 Month - 0.12%), 0.06%, 5/24/2021 (g)	350,000	350,000

0.14%, 5/24/2021	250,000	249,993

DN, 0.04%, 5/25/2021 (f)	1,000,000	999,906

DN, 0.09%, 5/26/2021 (f)	299,000	298,936

DN, 0.04%, 5/27/2021 (f)	1,250,000	1,249,879

DN, 0.04%, 6/1/2021 (f) (h)	1,125,000	1,124,886

DN, 0.06%, 6/3/2021 (f)	125,000	124,988

0.09%, 6/7/2021	250,000	249,999

DN, 0.06%, 6/8/2021 (f) (h)	1,000,000	999,899

DN, 0.09%, 6/9/2021 (f)	1,017,900	1,017,646

DN, 0.09%, 6/11/2021 (f)	1,000,000	999,745

0.14%, 6/15/2021	500,000	500,000

DN, 0.09%, 6/18/2021 (f)	444,000	443,879

0.14%, 6/18/2021	500,000	500,000

0.12%, 7/6/2021	500,000	499,998

1.13%, 7/14/2021	338,210	339,447

0.13%, 9/1/2021	34,850	34,847

0.13%, 9/10/2021	141,370	141,357

0.14%, 9/28/2021	300,000	299,979

0.13%, 10/13/2021	100,000	99,986

0.14%, 11/3/2021	120,000	120,000

0.14%, 11/3/2021	500,000	499,992

0.11%, 12/2/2021	500,000	499,967

FHLMC

(SOFR + 0.27%), 0.30%, 3/1/2021 (g)	1,250,000	1,250,000

(SOFR + 0.28%), 0.31%, 3/1/2021 (g)	1,000,000	1,000,000

(SOFR + 0.30%), 0.33%, 3/1/2021 (g)	2,500,000	2,500,168

0.04%, 5/25/2021	3,000,000	3,000,000

FNMA

(SOFR + 0.05%), 0.08%, 3/1/2021 (g)	349,800	349,800

(SOFR + 0.17%), 0.20%, 3/1/2021 (g)	249,750	249,750

(SOFR + 0.20%), 0.23%, 3/1/2021 (g)	1,950,000	1,950,000

(SOFR + 0.23%), 0.26%, 3/1/2021 (g)	840,000	840,000

(SOFR + 0.24%), 0.27%, 3/1/2021 (g)	1,000,000	1,000,000

(SOFR + 0.26%), 0.29%, 3/1/2021 (g)	1,000,000	1,000,000

(SOFR + 0.28%), 0.31%, 3/1/2021 (g)	1,000,000	1,000,000

(SOFR + 0.32%), 0.35%, 3/1/2021 (g)	2,450,000	2,450,000

(SOFR + 0.35%), 0.38%, 3/1/2021 (g)	2,500,000	2,500,000

(SOFR + 0.35%), 0.38%, 3/1/2021 (g)	750,000	750,000

1.25%, 5/6/2021	400,375	401,194

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA ACES (SOFR + 0.20%), 0.23%, 3/1/2021 (g)	1,200,000	1,200,000

Total U.S. Government Agency Securities (Cost $61,572,179)		61,572,179

U.S. Treasury Obligations — 3.6%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.09%, 3/1/2021 (g)	250,000	249,982

(US Treasury 3 Month Bill Money Market Yield + 0.14%), 0.17%, 3/1/2021 (g)	25,450	25,447

U.S. Treasury Notes

2.25%, 4/30/2021	2,550,000	2,559,220

1.13%, 7/31/2021	124,500	125,018

1.75%, 7/31/2021	300,000	302,127

2.13%, 8/15/2021	100,000	100,907

2.75%, 8/15/2021	275,000	278,278

1.13%, 8/31/2021	250,000	251,322

1.50%, 8/31/2021	750,000	755,372

2.88%, 11/15/2021	1,000,000	1,019,898

1.38%, 1/31/2022	130,000	131,534

1.88%, 1/31/2022	130,000	132,132

1.13%, 2/28/2022	1,362,000	1,376,034

1.75%, 2/28/2022	100,000	101,652

1.88%, 2/28/2022	500,000	508,887

Total U.S. Treasury Obligations (Cost $7,917,810)		7,917,810

Short-Term Investments — 37.6%

U.S. Treasury Obligations — 37.6%

U.S. Treasury Bills

0.11%, 3/4/2021 (f)	2,450,000	2,449,977

0.09%, 3/9/2021 (f)	27,200	27,199

0.11%, 3/11/2021 (f)	8,050,000	8,049,760

0.09%, 3/16/2021 (f)	800	800

0.10%, 3/18/2021 (f)	8,535,950	8,535,541

0.10%, 4/1/2021 (f)	8,740,800	8,740,085

0.10%, 4/6/2021 (f)	4,900,000	4,899,495

0.09%, 4/8/2021 (f)	771,000	770,927

0.09%, 4/13/2021 (f)	5,500,000	5,499,391

0.10%, 4/20/2021 (f)	1,500,000	1,499,792

0.10%, 4/22/2021 (f)	7,357,500	7,356,464

0.10%, 4/29/2021 (f)	2,756,000	2,755,571

0.09%, 5/4/2021 (f)	158,350	158,325

0.09%, 5/11/2021 (f)	3,200,000	3,199,432

0.11%, 5/13/2021 (f)	3,000,000	2,999,331

0.10%, 5/20/2021 (f)	900,000	899,800

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

U.S. Treasury Obligations — continued

0.09%, 6/3/2021 (f)	5,600,100	5,598,784

0.09%, 6/10/2021 (f)	5,500,000	5,498,611

0.09%, 6/17/2021 (f)	312,000	311,916

0.05%, 6/29/2021 (f)	2,000,000	1,999,669

0.10%, 7/22/2021 (f)	200,700	200,624

0.05%, 8/12/2021 (f)	1,400,000	1,399,681

0.05%, 8/26/2021 (f)	3,485,000	3,484,114

0.07%, 2/24/2022 (f)	5,998,500	5,994,196

Total U.S. Treasury Obligations (Cost $82,329,485)		82,329,485

Total Short-Term Investments (Cost $82,329,485)		82,329,485

Total Investments — 102.3% (Cost $224,133,009)*		224,133,009
Liabilities in Excess of Other Assets — (2.3)%		(5,003,133)

NET ASSETS — 100.0%		219,129,876

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Agency Joint Trading Account I — At February 28, 2021, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of March 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$2,650,000	$2,650,005	$2,703,053

Repurchase Agreements — At February 28, 2021, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	0.03%	$900,000
Credit Agricole Corporate and Investment Bank	0.02%	1,000,000
TD Securities (USA) LLC	0.02%	750,000

Total		$2,650,000

At February 28, 2021, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	0.00% - 7.00%	4/1/2022 - 2/1/2051
FNMA	1.38% - 4.50%	6/22/2021 - 2/1/2057
GNMA	1.63% - 6.50%	5/15/2025 - 2/20/2051
U.S. Treasury Securities	0.00% - 6.38%	3/15/2021 - 2/15/2050

(c) Agency Joint Trading Account II — At February 28, 2021, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of March 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$1,993,293	$1,993,296	$2,033,271

Repurchase Agreements — At February 28, 2021, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
Bofa Securities, Inc.	0.02%	$1,467,285
Citibank NA	0.02%	249,162
Citigroup Global Markets Holdings, Inc.	0.02%	276,846

Total		$1,993,293

At February 28, 2021, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	1.50% - 5.00%	2/1/2026 - 1/1/2050
FNMA	2.01% - 6.10%	11/1/2022 - 1/1/2049
GNMA	2.00% - 5.00%	12/20/2035 - 2/20/2051
U.S. Treasury Securities	0.63% - 2.25%	11/15/2027 - 2/15/2050

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

(d) Agency Joint Trading Account III — At February 28, 2021, certain Funds had undivided interests in the Agency Joint Trading Account III with a maturity date of March 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$90,831	$90,831	$92,670

Repurchase Agreements — At February 28, 2021, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	0.03%	$90,831

At February 28, 2021, the Agency Joint Trading Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	0.38% - 7.50%	4/1/2022 - 6/1/2050
FNMA	1.50% - 6.50%	9/1/2022 - 8/1/2058

(e) Treasury Joint Trading Account III — At February 28, 2021, certain Funds had undivided interests in the Treasury Joint Trading Account III with a maturity date of March 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$889,411	$889,412	$907,200

Repurchase Agreements — At February 28, 2021, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
Credit Agricole Corporate and Investment Bank	0.01%	$508,235
Societe Generale SA	0.01%	381,176

Total		$889,411

At February 28, 2021, the Treasury Joint Trading Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 7.50%	2/28/2021 - 2/15/2051

(f)	The rate shown is the effective yield as of February 28, 2021.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 19.7%

Bofa Securities, Inc., 0.01%, dated 2/26/2021, due 3/1/2021, repurchase price $587,192, collateralized by U.S. Treasury Securities, 0.00%, due 2/15/2039 - 8/15/2050, with a value of $598,936.	587,192	587,192

Deutsche Bank Securities, Inc., 0.01%, dated 2/26/2021, due 3/1/2021, repurchase price $250,664, collateralized by U.S. Treasury Securities, 0.00%, due 2/15/2031 - 8/15/2049, with a value of $255,677.	250,664	250,664

J.P. Morgan Securities LLC, 0.01%, dated 2/26/2021, due 3/1/2021, repurchase price $250,000, collateralized by U.S. Treasury Securities, 2.00%, due 2/15/2025, with a value of $255,000.	250,000	250,000

Natixis SA, 0.10%, dated 2/26/2021, due 3/5/2021, repurchase price $500,010, collateralized by U.S. Treasury Securities, 0.00% - 7.63%, due 5/15/2021 - 8/15/2050, with a value of $510,135.	500,000	500,000

Natwest Markets Securities, Inc., 0.01%, dated 2/26/2021, due 3/1/2021, repurchase price $500,000, collateralized by U.S. Treasury Securities, 0.13% - 2.88%, due 5/31/2022 - 11/30/2027, with a value of $510,000.	500,000	500,000

Nomura Securities International, Inc., 0.01%, dated 2/26/2021, due 3/1/2021, repurchase price $550,000, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 3/4/2021 - 2/15/2050, with a value of $561,001.	550,000	550,000

Norinchukin Bank (The), 0.13%, dated 2/26/2021, due 3/8/2021, repurchase price $250,009, collateralized by U.S. Treasury Securities, 2.00% - 2.38%, due 11/15/2026 - 5/15/2027, with a value of $253,609.	250,000	250,000

Norinchukin Bank (The), 0.13%, dated 2/26/2021, due 3/15/2021, repurchase price $250,015, collateralized by U.S. Treasury Securities, 2.00% - 2.38%, due 11/15/2026 - 5/15/2027, with a value of $253,609.	250,000	250,000

Norinchukin Bank (The), 0.09%, dated 2/26/2021, due 4/16/2021, repurchase price $200,025, collateralized by U.S. Treasury Securities, 2.00% - 2.38%, due 11/15/2026 - 5/15/2027, with a value of $202,888.	200,000	200,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 0.07%, dated 2/26/2021, due 5/5/2021, repurchase price $500,066, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 3/30/2021 - 2/15/2050, with a value of $510,000.	500,000	500,000

Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.01%, dated 2/26/2021, due 3/1/2021, repurchase price $1,550,001.(b)	1,550,000	1,550,000

Treasury Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 0.01%, dated 2/26/2021, due 3/1/21, repurchase price $531,260.(c)	531,260	531,260

Total Repurchase Agreements (Cost $5,919,116)		5,919,116

U.S. Treasury Obligations - 17.2%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.09%, 3/1/2021 (d)	800,000	799,943

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.09%, 3/1/2021 (d)	350,000	350,001

(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.14%, 3/1/2021 (d)	328,000	328,333

(US Treasury 3 Month Bill Money Market Yield + 0.14%), 0.17%, 3/1/2021 (d)	1,250,000	1,249,951

(US Treasury 3 Month Bill Money Market Yield + 0.15%), 0.18%, 3/1/2021 (d)	500,000	500,065

(US Treasury 3 Month Bill Money Market Yield + 0.22%), 0.25%, 3/1/2021 (d)	400,000	399,944

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.33%, 3/1/2021 (d)	300,000	300,106

U.S. Treasury Notes

1.25%, 3/31/2021	250,000	250,249

2.25%, 3/31/2021	124,000	124,224

2.63%, 5/15/2021	199,000	200,044

1.88%, 1/31/2022	20,000	20,327

2.50%, 2/15/2022	80,000	81,849

1.13%, 2/28/2022	219,675	221,933

1.75%, 2/28/2022	177,250	180,170

1.88%, 2/28/2022	168,500	171,492

Total U.S. Treasury Obligations (Cost $5,178,631)		5,178,631

Short-Term Investments – 63.4%

U.S. Treasury Obligations – 63.4%

U.S. Treasury Bills

0.09%, 3/9/2021 (e)	189,000	188,996

0.10%, 3/11/2021 (e)	1,964,200	1,964,144

0.08%, 3/16/2021 (e)	908,000	907,970

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

U.S. Treasury Obligations — continued

0.10%, 3/18/2021 (e)	2,750,000	2,749,865

0.09%, 3/25/2021 (e)	1,000,000	999,940

0.07%, 3/30/2021 (e)	633,200	633,167

0.09%, 4/1/2021 (e)	1,484,250	1,484,138

0.09%, 4/6/2021 (e)	99,250	99,241

0.10%, 4/13/2021 (e)	1,573,250	1,573,072

0.10%, 4/20/2021 (e)	484,000	483,933

0.09%, 5/4/2021 (e)	400,000	399,936

0.09%, 5/11/2021 (e)	633,600	633,488

0.04%, 5/13/2021 (e)	500,000	499,959

0.09%, 5/25/2021 (e)	522,670	522,559

0.06%, 5/27/2021 (e)	999,460	999,314

0.08%, 6/3/2021 (e)	1,433,800	1,433,521

0.09%, 6/10/2021 (e)	742,000	741,813

0.05%, 6/17/2021 (e)	200,000	199,970

0.05%, 6/29/2021 (e)	263,800	263,756

0.10%, 7/1/2021 (e)	199,250	199,183

0.06%, 7/20/2021 (e)	490,000	489,895

0.06%, 8/19/2021 (e)	829,000	828,764

0.05%, 8/26/2021 (e)	400,000	399,901

0.08%, 2/24/2022 (e)	340,000	339,762

Total U.S. Treasury Obligations (Cost $19,036,287)		19,036,287

Total Short-Term Investments (Cost $19,036,287)		19,036,287

Total Investments — 100.3% (Cost $30,134,034)*		30,134,034
Liabilities in Excess of Other Assets — (0.3)%		(86,693)

NET ASSETS — 100.0%		30,047,341

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Treasury Joint Trading Account I — At February 28, 2021, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of March 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$1,550,000	$1,550,001	$1,581,001
Repurchase Agreements — At February 28, 2021, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
BNP Paribas SA	0.01%	$673,913
Citibank NA	0.01%	112,319
Wells Fargo Securities LLC	0.01%	763,768

Total		$1,550,000

At February 28, 2021, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 8.00%	2/28/2021 - 8/15/2050

(c) Treasury Joint Trading Account III — At February 28, 2021, certain Funds had undivided interests in the Treasury Joint Trading Account III with a maturity date of March 1, 2021, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$531,260	$531,260	$541,886

Repurchase Agreements — At February 28, 2021, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
Credit Agricole Corporate and Investment Bank	0.01%	$303,577
Societe Generale SA	0.01%	227,683

Total		$531,260

At February 28, 2021, the Treasury Joint Trading Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 7.50%	2/28/2021 - 2/15/2051

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(e)	The rate shown is the effective yield as of February 28, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 28.2%

FFCB

(SOFR + 0.08%), 0.11%, 3/1/2021 (b)	20,000	20,000

(SOFR + 0.08%), 0.11%, 3/1/2021 (b)	12,000	12,000

(SOFR + 0.09%), 0.12%, 3/1/2021 (b)	20,000	20,000

(SOFR + 0.24%), 0.27%, 3/1/2021 (b)	25,000	24,999

(SOFR + 0.32%), 0.35%, 3/1/2021 (b)	25,000	25,000

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.33%, 3/5/2021 (b)	30,000	30,000

(ICE LIBOR USD 3 Month - 0.12%), 0.09%, 4/27/2021 (b)	25,000	25,000

DN, 0.11%, 6/11/2021 (c)	25,000	24,993

FHLB

(SOFR + 0.02%), 0.05%, 3/1/2021 (b)	25,000	25,000

(SOFR + 0.08%), 0.11%, 3/1/2021 (b)	25,000	25,000

(SOFR + 0.08%), 0.11%, 3/1/2021 (b)	25,000	25,000

(SOFR + 0.14%), 0.16%, 3/1/2021 (b)	72,000	72,000

(SOFR + 0.24%), 0.27%, 3/1/2021 (b)	50,000	50,000

DN, 0.05%, 3/12/2021 (c)	73,159	73,158

(ICE LIBOR USD 1 Month - 0.04%), 0.07%, 3/21/2021 (b)	50,000	50,000

DN, 0.08%, 4/8/2021 (c)	10,000	9,999

DN, 0.07%, 5/4/2021 (c)	75,000	74,991

(SOFR + 0.02%), 0.05%, 5/5/2021 (b)	25,000	25,000

DN, 0.07%, 5/11/2021 (c)	100,000	99,987

DN, 0.10%, 5/12/2021 (c)	60,000	59,988

DN, 0.10%, 5/14/2021 (c)	50,000	49,990

Total U.S. Government Agency Securities (Cost $822,105)		822,105

U.S. Treasury Obligations — 12.6%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.09%, 3/1/2021 (b)	25,000	24,998

(US Treasury 3 Month Bill Money Market Yield + 0.14%), 0.17%, 3/1/2021 (b)	100,000	100,005

(US Treasury 3 Month Bill Money Market Yield + 0.22%), 0.25%, 3/1/2021 (b)	90,000	90,005

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.33%, 3/1/2021 (b)	50,000	50,081

U.S. Treasury Notes

1.75%, 7/31/2021	75,000	75,532

1.38%, 1/31/2022	25,000	25,295

Total U.S. Treasury Obligations (Cost $365,916)		365,916

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 57.1%

U.S. Treasury Obligations — 57.1%

U.S. Treasury Bills

0.08%, 3/9/2021 (c)	50,000	49,999

0.09%, 3/18/2021 (c)	175,000	174,993

0.09%, 3/25/2021 (c)	100,000	99,994

0.10%, 3/30/2021 (c)	35,000	34,997

0.09%, 4/1/2021 (c)	100,000	99,992

0.08%, 4/6/2021 (c)	225,000	224,983

0.10%, 4/13/2021 (c)	100,000	99,989

0.09%, 4/15/2021 (c)	100,000	99,989

0.09%, 4/22/2021 (c)	50,000	49,994

0.09%, 5/4/2021 (c)	150,000	149,977

0.08%, 5/6/2021 (c)	130,441	130,422

0.04%, 5/13/2021 (c)	100,000	99,993

0.06%, 5/25/2021 (c)	75,000	74,990

0.04%, 5/27/2021 (c)	100,000	99,991

0.06%, 6/3/2021 (c)	100,000	99,984

0.06%, 6/15/2021 (c)	50,000	49,991

0.06%, 7/20/2021 (c)	25,000	24,995

Total U.S. Treasury Obligations (Cost $1,665,273)		1,665,273

Total Short-Term Investments (Cost $1,665,273)		1,665,273

Total Investments — 97.9% (Cost $2,853,294)*		2,853,294
Other Assets Less Liabilities — 2.1%		61,813

NET ASSETS — 100.0%		2,915,107

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(c)	The rate shown is the effective yield as of February 28, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 18.4%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.09%, 3/1/2021 (b)	1,856,190	1,856,008

(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.14%, 3/1/2021 (b)	150,000	149,954

(US Treasury 3 Month Bill Money Market Yield + 0.14%), 0.17%, 3/1/2021 (b)	4,863,000	4,863,050

(US Treasury 3 Month Bill Money Market Yield + 0.15%), 0.18%, 3/1/2021 (b)	2,629,000	2,629,311

(US Treasury 3 Month Bill Money Market Yield + 0.22%), 0.25%, 3/1/2021 (b)	2,461,000	2,461,402

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.33%, 3/1/2021 (b)	1,813,000	1,814,814

U.S. Treasury Notes

1.25%, 3/31/2021	250,000	250,249

1.38%, 4/30/2021	467,000	467,986

2.25%, 4/30/2021	888,848	892,064

1.75%, 7/31/2021	600,000	604,254

2.75%, 8/15/2021	400,000	404,964

1.13%, 8/31/2021	200,000	201,059

1.38%, 1/31/2022	275,000	278,252

2.00%, 2/15/2022	200,000	203,667

1.75%, 2/28/2022	119,550	121,520

2.38%, 3/15/2022	100,000	102,370

Total U.S. Treasury Obligations (Cost $17,300,924)		17,300,924

Short-Term Investments — 81.2%

U.S. Treasury Obligations — 81.2%

U.S. Treasury Bills

0.06%, 3/2/2021 (c)	282,000	282,000

0.09%, 3/4/2021 (c)	4,900,000	4,899,962

0.08%, 3/9/2021 (c)	1,901,000	1,900,968

0.09%, 3/11/2021 (c)	5,600,000	5,599,864

0.08%, 3/16/2021 (c)	3,775,000	3,774,876

0.08%, 3/18/2021 (c)	4,925,000	4,924,822

0.08%, 3/23/2021 (c)	2,000,000	1,999,908

0.09%, 3/25/2021 (c)	3,525,000	3,524,798

0.10%, 3/30/2021 (c)	465,000	464,964

0.05%, 4/1/2021 (c)	3,350,000	3,349,871

0.08%, 4/6/2021 (c)	4,125,000	4,124,674

0.09%, 4/13/2021 (c)	4,245,000	4,244,540

0.09%, 4/15/2021 (c)	1,375,000	1,374,849

0.08%, 4/20/2021 (c)	4,644,900	4,644,386

0.09%, 4/22/2021 (c)	2,575,000	2,574,667

0.09%, 4/27/2021 (c)	500,000	499,929

0.08%, 4/29/2021 (c)	950,000	949,871

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued

0.08%, 5/4/2021 (c)	2,700,000	2,699,620

0.09%, 5/6/2021 (c)	3,700,000	3,699,426

0.04%, 5/13/2021 (c)	940,000	939,933

0.08%, 5/18/2021 (c)	250,000	249,959

0.09%, 5/20/2021 (c)	4,900,000	4,899,010

0.05%, 5/25/2021 (c)	650,000	649,928

0.06%, 5/27/2021 (c)	2,750,000	2,749,616

0.04%, 6/1/2021 (c)	850,000	849,905

0.06%, 6/3/2021 (c)	1,980,000	1,979,690

0.08%, 6/22/2021 (c)	150,000	149,963

0.02%, 6/29/2021 (c)	1,335,000	1,334,785

0.08%, 7/6/2021 (c)	1,500,000	1,499,590

0.05%, 7/20/2021 (c)	2,050,000	2,049,585

0.09%, 7/29/2021 (c)	500,000	499,812

0.05%, 8/5/2021 (c)	1,250,000	1,249,755

0.05%, 8/12/2021 (c)	500,000	499,885

0.05%, 8/19/2021 (c)	1,000,000	999,747

Total U.S. Treasury Obligations (Cost $76,135,158)		76,135,158

Total Short-Term Investments (Cost $76,135,158)		76,135,158

Total Investments — 99.6% (Cost $93,436,082)*		93,436,082
Other Assets Less Liabilities — 0.4%		378,778

NET ASSETS — 100.0%		93,814,860

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(c)	The rate shown is the effective yield as of February 28, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 75.5%

Alabama — 0.1%

Mobile County IDA, PCR, ExxonMobil Project Rev., VRDO, 0.01%, 3/1/2021 (b)	1,325	1,325

Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project Series 2011A, Rev., VRDO, LOC: Bank of America NA, 0.04%, 3/5/2021 (b) (c)	6,970	6,970

		8,295

Alaska — 0.6%

Alaska Housing Finance Corp., Governmental Purpose Series 2009-A, Rev., VRDO, LIQ: FHLB, 0.02%, 3/5/2021 (b)	21,225	21,225

Alaska Housing Finance Corp., Home Mortgage

Series 2009B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 3/5/2021 (b)	14,875	14,875

Series 2007A, Rev., VRDO, LIQ: FHLB, 0.03%, 3/5/2021 (b)	13,720	13,720

City of Valdez, Exxon Pipeline Co. Project

Series 1993-A, Rev., VRDO, 0.01%, 3/1/2021 (b)	410	410

Series 1993-C, Rev., VRDO, 0.01%, 3/1/2021 (b)	6,290	6,290

		56,520

Arizona — 0.5%

Salt River Pima-Maricopa Indian Community Rev., VRDO, LOC: Bank of America NA, 0.04%, 3/5/2021 (b)	25,825	25,825

Tender Option Bond Trust Receipts/Certificates Series E-147, VRDO, 0.06%, 3/5/2021 (b)	21,000	21,000

		46,825

Arkansas — 0.9%

City of Osceola, Plum Point Energy Associates Rev., VRDO, LOC: Goldman Sachs & Co. LLC, 0.05%, 3/5/2021 (b)	80,000	80,000

California — 1.1%

Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.06%, 3/5/2021 (b)	500	500

California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Series 2011C, Rev., VRDO, LOC: Bank of Montreal, 0.02%, 3/5/2021 (b)	7,425	7,425

City of Vacaville, Multi-Family Housing, Sycamores Apartments Series 1999A, Rev., VRDO, FNMA, LIQ: FNMA, 0.03%, 3/5/2021 (b)	2,400	2,400

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project Rev., VRDO, LOC: Bank of America NA, 0.07%, 3/5/2021 (b)	7,075	7,075

Modesto Public Financing Authority Rev., VRDO, LOC: Bank of the West, 0.03%, 3/5/2021 (b)	6,555	6,555

San Francisco City and County Airport Commission International Airport Series 2010A-1, Rev., VRDO, AMT, LOC: Bank of America NA, 0.05%, 3/5/2021 (b)	14,655	14,655

Santa Clara County Housing Authority, Multi-Family Housing, Timberwood Apartments Series 2005B, Rev., VRDO, LOC: Union Bank of California, 0.14%, 3/5/2021 (b)	9,320	9,320

Tender Option Bond Trust Receipts/Certificates

Series 2017-XG0121, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 3/5/2021 (b) (c)	6,515	6,515

Series 2020-XF2867, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.05%, 3/5/2021 (b) (c)	8,000	8,000

Series 2018-XF2737, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	7,125	7,125

Series 2018-XM0647, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	8,970	8,970

Series 2018-ZF0679, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 3/5/2021 (b) (c)	2,350	2,350

University of California Series 2013AL-1, Rev., VRDO, 0.02%, 3/1/2021 (b)	19,420	19,420

		100,310

Colorado — 1.8%

City of Colorado Springs, Utilities System Improvement

Series 2008-A, Rev., VRDO, LIQ: U.S. Bank NA, 0.03%, 3/5/2021 (b)	11,035	11,035

Series 2009C, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.03%, 3/5/2021 (b)	17,020	17,020

Colorado Housing and Finance Authority, Single Family Mortgage Series 2019D, Class I, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.06%, 3/5/2021 (b)	47,500	47,500

County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Rev., VRDO, LOC: FHLMC, 0.07%, 3/5/2021 (b)	13,345	13,345

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF2905, GO, VRDO, AGM, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	5,200	5,200

Series 2020-XX1130, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	3,880	3,880

Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 0.10%, 3/5/2021 (b) (c)	17,700	17,700

University of Colorado Hospital Authority, Health System

Series 2018 B, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/5/2021 (b)	25,000	25,000

Series 2018 C, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/5/2021 (b)	30,000	30,000

		170,680

Connecticut — 1.5%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series 2016A, Subseries A-3, Rev., VRDO, LIQ: Royal Bank of Canada, 0.03%, 3/5/2021 (b)	10,000	10,000

Subseries B-3, Rev., VRDO, LIQ: Royal Bank of Canada, 0.03%, 3/5/2021 (b)	10,000	10,000

Series 2016E-3, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.03%, 3/5/2021 (b)	12,415	12,415

Subseries A-2, Rev., VRDO, AMT, LIQ: U.S. Bank NA, 0.05%, 3/5/2021 (b)	8,835	8,835

Series D, Subseries D-3, Rev., VRDO, AMT, LIQ: Sumitomo Mitsui Banking Corp., 0.06%, 3/5/2021 (b)	32,045	32,045

Connecticut Innovations, Inc., ISO New England Inc., Project Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	17,835	17,835

Tender Option Bond Trust Receipts/Certificates Series G-3, GO, VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	5,000	5,000

Town of Groton Series 2020A, GO, BAN, 2.00%, 4/29/2021	45,000	45,065

		141,195

District of Columbia — 2.7%

District of Columbia, Medlantic/Helix Issue, Tranche II Series 1998A, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	20,785	20,785

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued

Metropolitan Washington Airports Authority, Airport System

Series 2009D-2, Rev., VRDO, LOC: TD Bank NA, 0.02%, 3/1/2021 (b)	6,010	6,010

Series 2010D, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.06%, 3/5/2021 (b)	52,150	52,150

Subseries A-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.06%, 3/5/2021 (b)	54,580	54,580

Subseries A-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.06%, 3/5/2021 (b)	29,100	29,100

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	50,000	50,000

Tender Option Bond Trust Receipts/Certificates

Series 2019-XF0853, Rev., VRDO, LOC: TD Bank NA, 0.07%, 3/5/2021 (b) (c)	23,950	23,950

Series 2019-XG0267, Rev., VRDO, LOC: Bank of America NA, 0.08%, 3/5/2021 (b) (c)	18,545	18,545

		255,120

Florida — 5.0%

Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project Series 2008, Rev., VRDO, LOC: FNMA, 0.04%, 3/5/2021 (b)	1,350	1,350

City of Jacksonville, Florida Power and Light Co., Project Rev., VRDO, 0.04%, 3/1/2021 (b)	12,925	12,925

City of Jacksonville, Health Care Facilities, Baptist Health

Series 2019C, Rev., VRDO, 0.03%, 3/5/2021 (b)	46,225	46,225

Series 2019C, Rev., VRDO, 0.03%, 3/5/2021 (b)	45,315	45,315

County of Broward, Florida Power and Light Co., Project Series 2018A, Rev., VRDO, AMT, 0.06%, 3/1/2021 (b)	12,500	12,500

County of Escambia, Gulf Power Co., Project Rev., VRDO, 0.03%, 3/1/2021 (b)	11,100	11,100

County of Martin, Florida Power and Light Co., Project Rev., VRDO, 0.03%, 3/1/2021 (b)	39,600	39,600

County of St. Lucie Rev., VRDO, 0.04%, 3/1/2021 (b)	93,900	93,900

Florida Gulf Coast University Financing Corp., Housing Project Series A, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	14,850	14,850

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Florida Housing Finance Agency, Multi-Family, Sun Pointe Cove Apartments Rev., VRDO, FNMA, LIQ: FNMA, 0.05%, 3/5/2021 (b)	8,500	8,500

Florida Housing Finance Corp., Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ: FHLMC, 0.04%, 3/5/2021 (b)	12,000	12,000

Highlands County Health Facilities Authority, Adventist Health System

Series 2012I-2, Rev., VRDO, 0.02%, 3/5/2021 (b)	41,950	41,950

Series 2007A, Rev., VRDO, 0.03%, 3/5/2021 (b)	15,450	15,450

Hillsborough County Industrial Development Authority Series 2020B, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/1/2021 (b)	2,700	2,700

Lee County Industrial Development Authority, Florida Power and Light Co., Project Series 2016B, Rev., VRDO, AMT, 0.06%, 3/1/2021 (b)	19,120	19,120

Orange County Health Facilities Authority, Orlando Health, Inc. Series E, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	34,225	34,225

Orange County Housing Finance Authority Rev., VRDO, FNMA, LIQ: FNMA, 0.03%, 3/5/2021 (b)	8,900	8,900

Palm Beach County Multi-Family Housing Finance Authority, Renaissance Apartments Series A, Rev., VRDO, AMT, LOC: FNMA, 0.06%, 3/5/2021 (b)	8,090	8,090

Sunshine State Governmental Financing Commission Series 2010A, Rev., VRDO, LOC: MUFG Union Bank NA, 0.04%, 3/5/2021 (b)	14,905	14,905

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0615, Rev., VRDO, LIQ: Citibank NA, 0.06%, 3/5/2021 (b) (c)	7,500	7,500

Series 2019-XX1109, Rev., VRDO, LIQ: Barclays Bank plc, 0.06%, 3/5/2021 (b) (c)	4,375	4,375

Series 2019-XG0252, Rev., VRDO, AMBAC, LOC: Bank of America NA, 0.08%, 3/5/2021 (b) (c)	9,600	9,600

		465,080

Georgia — 0.2%

Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project Rev., VRDO, LOC: Bank of America NA, 0.10%, 3/5/2021 (b)	1,170	1,170

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF2614, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	6,500	6,500

Series 2017-ZF0589, Rev., VRDO, LIQ: Bank of America NA, 0.07%, 3/5/2021 (b) (c)	3,750	3,750

Series 2018-ZF0656, Rev., VRDO, LIQ: Bank of America NA, 0.07%, 3/5/2021 (b) (c)	7,500	7,500

		18,920

Hawaii — 0.2%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-13, GO, VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	20,000	20,000

Illinois — 3.7%

Chicago Midway International Airport, Second Lien Series 2004D, Rev., VRDO, LOC:

Bank of Montreal, 0.03%, 3/5/2021 (b)	1,815	1,815

Series 2004C-1, Rev., VRDO, AMT, LOC: Bank of Montreal, 0.05%, 3/5/2021 (b)	36,115	36,115

Series 2004C-2, Rev., VRDO, AMT, LOC: Bank of Montreal, 0.06%, 3/5/2021 (b)	21,300	21,300

City of Galesburg, Knox College Project Rev., VRDO, LOC: PNC Bank NA, 0.04%, 3/5/2021 (b)	4,300	4,300

County of Kane, Glenwood School for Boys Rev., VRDO, LOC: Northern Trust Co., 0.03%, 3/5/2021 (b)	3,450	3,450

County of Lake, A L Hansen Manufacturing Co. Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.07%, 3/5/2021 (b)	620	620

County of Lake, Multi-Family Housing, Whispering Oaks Apartments Project Rev., VRDO, LIQ: FHLMC, 0.03%, 3/5/2021 (b)	21,500	21,500

County of Will, ExxonMobil Project

Rev., VRDO, 0.02%, 3/1/2021 (b)	4,830	4,830

Rev., VRDO, 0.02%, 3/1/2021 (b)	1,725	1,725

Illinois Development Finance Authority, Fenwick High School Project Rev., VRDO, LOC: PNC Bank NA, 0.06%, 3/5/2021 (b)	8,700	8,700

Illinois Development Finance Authority, St. Ignatius College Prep, 1994 Rev., VRDO, LOC: PNC Bank NA, 0.05%, 3/5/2021 (b)	4,100	4,100

Illinois Educational Facilities Authority, Columbia College Chicago Rev., VRDO, LOC: BMO Harris Bank NA, 0.04%, 3/5/2021 (b)	3,990	3,990

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Educational Facilities Authority, The Adler Planetarium Rev., VRDO, LOC: PNC Bank NA, 0.06%, 3/5/2021 (b)	18,100	18,100

Illinois Finance Authority, Bradley University Series 2008A, Rev., VRDO, LOC: PNC Bank NA, 0.04%, 3/5/2021 (b)	17,660	17,660

Series 2008B, Rev., VRDO, LOC: PNC Bank NA, 0.04%, 3/5/2021 (b)	12,790	12,790

Illinois Finance Authority, Chicago Symphony Orchestra Rev., VRDO, LOC: PNC Bank NA, 0.04%, 3/5/2021 (b)	43,015	43,015

Illinois Finance Authority, College 2005 Rev., VRDO, LOC: U.S. Bank NA, 0.03%, 3/5/2021 (b)	3,975	3,975

Illinois Finance Authority, Hospital Sisters Services, Inc., Obligated Group Series 2012G, Rev., VRDO, LOC: Bank of Montreal, 0.04%, 3/5/2021 (b)	20,945	20,945

Illinois Finance Authority, Northwestern Memorial Hospital Series 2008A-1, Rev., VRDO, 0.03%, 3/5/2021 (b)	13,740	13,740

Illinois Finance Authority, University of Chicago Medical Center (The) Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 3/5/2021 (b)	38,820	38,820

Illinois Finance Authority, Wbez Alliance, Inc., Project (The) Rev., VRDO, LOC: BMO Harris Bank NA, 0.03%, 3/5/2021 (b)	15,000	15,000

Illinois Finance Authority, Youth Hostels Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.04%, 3/5/2021 (b)	3,205	3,205

Illinois Housing Development Authority Series 2020C, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: FHLMC, 0.04%, 3/5/2021 (b)	25,000	25,000

Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., VRDO, AMT, LIQ: FHLB, 0.06%, 3/5/2021 (b)	4,900	4,900

Southwestern Illinois Development Authority, Molinero Inc., Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.04%, 3/5/2021 (b)	4,995	4,995

Tender Option Bond Trust Receipts/Certificates Series 2020-XL0145, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	3,420	3,420

Village of Justice, Multi-Family Housing, Candlewood Apartments Project Rev., VRDO, LOC: FNMA, 0.10%, 3/5/2021 (b)	8,700	8,700

		346,710

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — 0.5%

Indiana Finance Authority, Duke Energy Indiana, Inc. Project Series 2009A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.01%, 3/1/2021 (b)	950	950

Indiana Finance Authority, Parkview Health System Obligated Group Series 2009-C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.06%, 3/5/2021 (b)	1,875	1,875

Indiana Finance Authority, Stadium Project Series 2005A-1, Rev., VRDO, LIQ: Bank of America NA, 0.04%, 3/5/2021 (b)	21,275	21,275

Indiana State Finance Authority, Lease Appropriation, Stadium Project Series 2008A, Rev., VRDO, 0.03%, 3/5/2021 (b)	16,785	16,785

		40,885

Iowa — 1.9%

County of Louisa, Pollution Control, Midwest Power System, Inc. Rev., VRDO, 0.06%, 3/5/2021 (b)	33,500	33,500

Iowa Finance Authority, Archer-Daniel’s-Midland Co., Project Rev., VRDO, 0.05%, 3/5/2021 (b)	20,145	20,145

Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 0.04%, 3/5/2021 (b)	71,525	71,525

Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project Rev., VRDO, LOC: Great Western Bank, 0.05%, 3/5/2021 (b)	5,410	5,410

Iowa Finance Authority, Multi-Family Housing Series A, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 0.06%, 3/5/2021 (b)	11,130	11,130

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program

Series 2019B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: U.S. Bank NA, 0.02%, 3/5/2021 (b)	10,000	10,000

Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.03%, 3/5/2021 (b)	4,100	4,100

Series 2019E, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.03%, 3/5/2021 (b)	7,660	7,660

Series 2020B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.03%, 3/5/2021 (b)	15,500	15,500

		178,970

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kansas — 0.7%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-23, GO, VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	12,500	12,500

Wyandotte County-Kansas City Unified Government Series 2020-I, GO, 1.20%, 4/1/2021	50,395	50,395

		62,895

Kentucky — 0.3%

City of Shelbyville, Nifco North America Project Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.08%, 3/5/2021 (b)	9,525	9,525

Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2013C, Rev., VRDO, LOC: PNC Bank NA, 0.06%, 3/5/2021 (b)	20,900	20,900

		30,425

Louisiana — 0.2%

Parish of East Baton Rouge, ExxonMobil Project Rev., VRDO, 0.02%, 3/1/2021 (b)	5,100	5,100

Parish of St. Bernard, Mobil Oil Rev., VRDO, 0.02%, 3/1/2021 (b)	8,000	8,000

		13,100

Maine — 0.5%

Maine State Housing Authority, Mortgage Purchase Series 2017D-2, Rev., VRDO, AMT, LIQ: TD Bank NA, 0.05%, 3/5/2021 (b)	20,000	20,000

Series G, Rev., VRDO, AMT, LIQ: Bank of America NA, 0.05%, 3/5/2021 (b)	10,055	10,055

Series 2015E-3, Rev., VRDO, AMT, LIQ: Citibank NA, 0.08%, 3/5/2021 (b)	18,765	18,765

		48,820

Maryland — 1.0%

County of Baltimore, Consolidated Public Improvement GO, BAN, 4.00%, 3/22/2021	30,000	30,056

Maryland Community Development Administration, Department of Housing and Community Development, Multi-Family, Monteverde Apartments Series 2008-E, Rev., VRDO, AMT, LOC: FHLMC, 0.03%, 3/5/2021 (b)	6,900	6,900

Maryland Community Development Administration, Department of Housing and Community Development, Residential Series 2006G, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 0.06%, 3/5/2021 (b)	17,495	17,495

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued

Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series 1994-D, Rev., VRDO, LOC: Bank of America NA, 0.05%, 3/5/2021 (b)	800	800

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2581, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	6,485	6,485

Series 2018-ZM0618, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	3,350	3,350

Series 2019-ZF2799, Rev., VRDO, LIQ: Barclays Bank plc, 0.06%, 3/5/2021 (b) (c)	13,485	13,485

Series 2018-XG0177, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	3,750	3,750

Series 2018-XF0605, Rev., VRDO, LIQ: Bank of America NA, 0.08%, 3/5/2021 (b) (c)	3,300	3,300

Series 2018-ZM0596, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.08%, 3/5/2021 (b) (c)	7,500	7,500

		93,121

Massachusetts — 0.8%

City of Somerville Series A, GO, BAN, 2.00%, 6/4/2021	10,000	10,041

Massachusetts Development Finance Agency, First Mortgage Brookhaven Series 2005B, Rev., VRDO, LOC: Bank of America NA, 0.04%, 3/5/2021 (b)	1,400	1,400

Massachusetts Health and Educational Facilities Authority, Capital Asset Program

Series M-2, Rev., VRDO, LOC: Bank of America NA, 0.04%, 3/5/2021 (b)	1,620	1,620

Series M-4A, Rev., VRDO, LOC: Bank of America NA, 0.04%, 3/5/2021 (b)	1,355	1,355

Massachusetts Housing Finance Agency, Single Family Housing Series 208, Rev., VRDO, LIQ: Royal Bank of Canada, 0.03%, 3/5/2021 (b)	3,400	3,400

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2692, Rev., VRDO, LIQ: Citibank NA, 0.04%, 3/5/2021 (b) (c)	4,190	4,190

Town of Acton GO, BAN, 1.25%, 3/16/2021	13,627	13,630

Town of Grafton, Unlimited Tax GO, BAN, 1.50%, 5/14/2021	17,015	17,037

Town of Seekonk GO, BAN, 1.25%, 9/10/2021	9,708	9,759

Town of Swampscott GO, BAN, 1.25%, 3/11/2022 (d)	6,455	6,524

		68,956

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — 2.2%

Michigan State Housing Development Authority, Rental Housing

Series 2016D, Rev., VRDO, AMT, LOC: Bank of America NA, 0.06%, 3/5/2021 (b)	18,940	18,940

Series 2018C, Rev., VRDO, AMT, LOC: Bank of America NA, 0.06%, 3/5/2021 (b)	20,540	20,540

Series 2016C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.07%, 3/5/2021 (b)	54,455	54,455

Michigan State Housing Development Authority, Single Family Mortgage Series 2007E, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.07%, 3/5/2021 (b)	31,920	31,920

Rib Floater Trust Various States Series 2018-009, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	40,950	40,950

Tender Option Bond Trust Receipts/Certificates

Series 2016-XF0394, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 3/5/2021 (b) (c)	11,580	11,580

Series 2017-XF0597, Rev., VRDO, LIQ: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	3,000	3,000

Series 2017-XG0158, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 3/5/2021 (b) (c)	4,075	4,075

Series 2018-XG0186, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 3/5/2021 (b) (c)	21,540	21,540

		207,000

Minnesota — 0.9%

City of Minneapolis, Health Care System, Fairview Health Services Series 2018C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.01%, 3/1/2021 (b)	8,605	8,605

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2017F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 0.03%, 3/5/2021 (b)	32,800	32,800

Series 2016F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: FHLB, 0.06%, 3/5/2021 (b)	37,535	37,535

Series 2017-C, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: FHLB, 0.06%, 3/5/2021 (b)	4,800	4,800

		83,740

Mississippi — 0.9%

County of Jackson, Chevron USA, Inc. Project Rev., VRDO, 0.02%, 3/1/2021 (b)	120	120

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2009E, Rev., VRDO, 0.01%, 3/1/2021 (b)	9,900	9,900

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued

Series 2010 H, Rev., VRDO, 0.01%, 3/1/2021 (b)	3,200	3,200

Series 2010 I, Rev., VRDO, 0.01%, 3/1/2021 (b)	6,200	6,200

Series 2010G, Rev., VRDO, 0.01%, 3/1/2021 (b)	20,755	20,755

Series 2011A, Rev., VRDO, 0.01%, 3/1/2021 (b)	10,435	10,435

Series 2011C, Rev., VRDO, 0.01%, 3/1/2021 (b)	12,670	12,670

Series 2011D, Rev., VRDO, 0.01%, 3/1/2021 (b)	15,925	15,925

		79,205

Missouri — 1.8%

Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ: BJC Health System, 0.02%, 3/5/2021 (b)	5,125	5,125

Series 2008A, Rev., VRDO, LIQ: U.S. Bank NA, 0.03%, 3/5/2021 (b)	51,600	51,600

Series 2008B, Rev., VRDO, LIQ: BJC Health System, 0.03%, 3/5/2021 (b)	42,675	42,675

Series D, Rev., VRDO, 0.03%, 3/5/2021 (b)	3,965	3,965

Missouri Development Finance Board, Cultural Facilities, Kauffman Center For The Performing Arts Project Series 2007A, Rev., VRDO, LIQ: PNC Bank NA, 0.01%, 3/1/2021 (b)	7,125	7,125

RBC Municipal Products, Inc. Trust, Floater Certificates Series C17, Rev., VRDO, LOC: Royal Bank of Canada, 0.08%, 3/5/2021 (b) (c)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates

Series 2020-XG0300, Rev., VRDO, LOC: Bank of America NA, 0.07%, 3/5/2021 (b) (c)	7,500	7,500

Series 2020-XG0303, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	12,605	12,605

Series C-16, Rev., VRDO, LOC: Royal Bank of Canada, 0.09%, 3/5/2021 (b) (c)	25,050	25,050

		165,645

Nebraska — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2558, Rev., VRDO, LIQ: TD Bank NA, 0.06%, 3/5/2021 (b) (c)	8,000	8,000

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Nevada — 0.6%

Clark County, Industrial Development, Southwest Gas Corp. Project Series 2009A, Rev., VRDO, LOC: Bank of America NA, 0.04%, 3/5/2021 (b)	16,555	16,555

County of Clark Series 2008A, GO, VRDO, AMT, LIQ: State Street Bank & Trust, 0.06%, 3/5/2021 (b)	20,000	20,000

Nevada Housing Division, Multi-Unit Housing Series A, Rev., VRDO, LOC: FNMA, 0.04%, 3/5/2021 (b)	7,250	7,250

Tender Option Bond Trust Receipts/Certificates Series 2019-G98, GO, VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	4,750	4,750

Series 2026-XM0866, Rev., VRDO, LOC: Royal Bank of Canada, 0.07%, 3/5/2021 (b) (c)	5,000	5,000

		53,555

New Jersey — 3.1%

Borough of Beachwood, General Improvement Water Utility

Series 2020A, GO, BAN, 2.00%, 3/4/2021	10,039	10,040

Series 2021A, GO, BAN, 1.00%, 3/3/2022	15,326	15,453

City of Clifton, Sewer Utility GO, BAN, 1.25%, 9/29/2021	38,334	38,547

City of North Wildwood GO, BAN, 1.25%, 8/20/2021	20,326	20,417

City of Vineland GO, BAN, 1.25%, 11/10/2021	16,400	16,508

City of Wildwood, Water and Sewer Utility GO, BAN, 2.00%, 10/15/2021	23,233	23,476

County of Middlesex GO, BAN, 2.00%, 6/3/2021	6,000	6,025

County of Sussex GO, BAN, 1.75%, 6/17/2021	7,428	7,457

Rib Floater Trust Various States Series 2018-020, Rev., VRDO, LIQ: Barclays Bank plc, 0.10%, 3/5/2021 (b) (c)	38,865	38,865

Tender Option Bond Trust Receipts/Certificates Series 2018-XX1093, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 3/5/2021 (b) (c)	3,600	3,600

Town of Dover Series 2020A, GO, BAN, 1.25%, 5/27/2021	21,090	21,133

Township of Maple Shade, General Capital, Water and Sewer System GO, BAN, 1.25%, 9/1/2021	12,000	12,058

Township of Monroe, Middlesex County, General Improvement, Water and Sewer System GO, BAN, 1.25%, 6/8/2021	12,830	12,858

Township of Toms River GO, BAN, 1.50%, 6/16/2021	10,294	10,324

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

Township of Union GO, BAN, 2.00%, 1/27/2022	25,123	25,545

Township of Woodbridge, General Sewer Utility GO, BAN, 2.00%, 10/15/2021	24,360	24,621

		286,927

New York — 18.4%

Albany City School District Series 2020B, GO, BAN, 1.25%, 7/30/2021	48,000	48,168

Amsterdam City School District GO, BAN, 1.25%, 6/25/2021	28,968	29,034

Berne-Knox-Westerlo Central School District GO, BAN, 1.25%, 7/9/2021	17,800	17,850

City of Buffalo GO, BAN, 1.50%, 4/28/2021	34,800	34,832

City of Geneva GO, BAN, 1.50%, 5/6/2021	15,213	15,223

City of New York Series 2008L, Subseries L-5, GO, VRDO, LIQ: Bank of America NA, 0.01%, 3/1/2021 (b)	5,650	5,650

City of New York, Fiscal Year 2012

Series 2012G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.01%, 3/1/2021 (b)	3,850	3,850

Series D, Subseries D-3A, GO, VRDO, LIQ: Bank of New York Mellon Corp. (The), 0.02%, 3/1/2021 (b)	2,725	2,725

Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.03%, 3/1/2021 (b)	8,990	8,990

City of New York, Fiscal Year 2013 Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.04%, 3/1/2021 (b)	13,660	13,660

City of New York, Fiscal Year 2014 Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.03%, 3/1/2021 (b)	2,350	2,350

Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 0.05%, 3/5/2021 (b)	26,550	26,550

City of New York, Fiscal Year 2017 Subseries A-6, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 0.04%, 3/1/2021 (b)	4,000	4,000

County of Broome Series 2020A, GO, BAN, 3.00%, 4/30/2021	29,720	29,807

County of Ulster GO, BAN, 1.25%, 11/18/2021	19,290	19,421

East Syracuse-Minoa Central School District GO, BAN, 2.00%, 7/15/2021	19,000	19,123

Evans-Brant Central School District Series 2020B, GO, BAN, 1.25%, 6/25/2021	21,425	21,463

Frontier Central School District GO, BAN, 1.25%, 7/22/2021	20,000	20,065

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Geneva City School District GO, BAN, 1.25%, 6/25/2021	20,130	20,176

Gorham-Middlesex Central School District Series 2020A, GO, BAN, 1.25%, 6/24/2021	22,900	22,941

Highland Falls-Fort Montgomery Central School District GO, BAN, 1.25%, 6/25/2021	17,615	17,647

Metropolitan Transportation Authority Subseries E-3, Rev., VRDO, LOC: Bank of America NA, 0.01%, 3/1/2021 (b)	7,455	7,455

Subseries E-1, Rev., VRDO, LOC: U.S. Bank NA, 0.02%, 3/1/2021 (b)	1,615	1,615

Subseries E-1, Rev., VRDO, LOC: PNC Bank NA, 0.05%, 3/5/2021 (b)	9,165	9,165

Subseries E-4, Rev., VRDO, LOC: PNC Bank NA, 0.05%, 3/5/2021 (b)	25,775	25,775

Metropolitan Transportation Authority, Dedicated Tax Fund Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.05%, 3/5/2021 (b)	74,555	74,555

Monticello Central School District GO, BAN, 1.00%, 6/30/2021	30,000	30,074

New York City Housing Development Corp., Multi-Family Mortgage, Susans Court Series 2007A, Rev., VRDO, LOC: Citibank NA, 0.07%, 3/5/2021 (b)	20,450	20,450

New York City Housing Development Corp., Multi-Family Mortgage, Susans Court, Murray Street Series 2005A, Rev., VRDO, LOC: FNMA, 0.07%, 3/5/2021 (b)	44,250	44,250

New York City Housing Development Corp., Multi-Family Mortgage, Susans Court, Westport Development Series 2004A, Rev., VRDO, LOC: FNMA, 0.07%, 3/5/2021 (b)	65,000	65,000

New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series A, Rev., VRDO, LOC: FNMA, 0.05%, 3/5/2021 (b)	3,830	3,830

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012

Series B, Subseries B-1, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 3/1/2021 (b)	11,100	11,100

Series B, Subseries B-2, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 3/1/2021 (b)	4,205	4,205

Series B, Subseries B-4, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 3/1/2021 (b)	5,240	5,240

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2001 Subseries F-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 3/1/2021 (b)	28,235	28,235

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2008 Series 2008BB-2, Rev., VRDO, LIQ: Bank of America NA, 0.01%, 3/1/2021 (b)	8,720	8,720

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014

Series 2014AA-4, Rev., VRDO, LIQ: Bank of Montreal, 0.03%, 3/1/2021 (b)	2,400	2,400

Series AA, Subseries AA1, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/1/2021 (b)	27,665	27,665

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series BB, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.02%, 3/1/2021 (b)	34,465	34,465

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2016 Series AA-2, Rev., VRDO, LIQ: PNC Bank NA, 0.05%, 3/5/2021 (b)	4,555	4,555

New York City Transitional Finance Authority, Future Tax Secured Subseries D-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.05%, 3/5/2021 (b)	2,625	2,625

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/1/2021 (b)	3,090	3,090

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries D-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 3/1/2021 (b)	1,635	1,635

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Subseries A-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 3/1/2021 (b)	14,370	14,370

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Subseries A-4, Rev., VRDO, LIQ: Bank of America NA, 0.01%, 3/1/2021 (b)	9,805	9,805

New York City Trust for Cultural Resources, Metropolitan Museum of Art Series 2006A-1, Rev., VRDO, 0.03%, 3/5/2021 (b)	17,175	17,175

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Water and Sewer System, Fiscal Year 2012 Subseries A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 3/1/2021 (b)	2,510	2,510

New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	17,080	17,080

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021	69,500	69,754

New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project

Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.03%, 3/5/2021 (b)	920	920

Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.06%, 3/5/2021 (b)	13,100	13,100

Subseries C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.06%, 3/5/2021 (b)	1,010	1,010

New York State Housing Finance Agency Series 2002A, Rev., VRDO, LOC: FNMA, 0.05%, 3/5/2021 (b)	7,000	7,000

Series A, Rev., VRDO, LOC: FNMA, 0.05%, 3/5/2021 (b)	1,600	1,600

New York State Housing Finance Agency, 250 West 93rd Street Housing Series 2005A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.07%, 3/5/2021 (b)	30,775	30,775

New York State Housing Finance Agency, 29 Flatbush Avenue Housing Series 2010A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.05%, 3/5/2021 (b)	12,255	12,255

New York State Housing Finance Agency, 330 Reverdale Avenue Apartments Series 2008A, Rev., VRDO, LOC: Bank of America NA, 0.05%, 3/5/2021 (b)	10,750	10,750

New York State Housing Finance Agency, 360 West 43rd Street Series A, Rev., VRDO, LOC: FNMA, 0.05%, 3/5/2021 (b)	2,400	2,400

New York State Housing Finance Agency, 455 West 37th Street Housing Series 2007A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 0.02%, 3/1/2021 (b)	4,510	4,510

New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 3/5/2021 (b)	9,200	9,200

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York State Housing Finance Agency, Tribeca Green Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.05%, 3/5/2021 (b)	36,500	36,500

New York State Housing Finance Agency, West 23rd Street Housing Series 2002A, Rev., VRDO, LOC: FNMA, 0.06%, 3/5/2021 (b)	31,700	31,700

New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC: FNMA, 0.05%, 3/5/2021 (b)	100	100

New York State Housing Finance Agency, Worth Street

Series A, Rev., VRDO, LOC: FNMA, 0.05%, 3/5/2021 (b)	3,400	3,400

Series A, Rev., VRDO, LOC: FNMA, 0.05%, 3/5/2021 (b)	2,100	2,100

North Colonie Central School District GO, BAN, 1.25%, 7/16/2021	97,710	98,002

North Rose-Wolcott Central School District GO, BAN, 1.25%, 6/29/2021	22,265	22,314

North Tonawanda City School District GO, BAN, 1.25%, 8/20/2021	14,940	15,006

Pearl River Union Free School District GO, BAN, 1.25%, 7/23/2021	28,345	28,440

Phoenix Central School District GO, BAN, 1.25%, 7/8/2021	32,667	32,761

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E-24, Rev., VRDO, LOC: Royal Bank of Canada, 0.04%, 3/1/2021 (b) (c)	17,605	17,605

Series E-137, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	12,800	12,800

Series E-146, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	41,225	41,225

Series E-86, GO, VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	19,165	19,165

Series E-87, GO, VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	14,600	14,600

Series E-88, GO, VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	25,835	25,835

Series E-99, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	27,000	27,000

Schalmont Central School District Series 2020A, GO, BAN, 1.00%, 9/2/2021	17,458	17,520

Schoharie Central School District GO, BAN, 1.25%, 6/25/2021	17,335	17,358

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	61

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Solvay Union Free School District GO, BAN, 1.25%, 6/30/2021	25,842	25,910

Tender Option Bond Trust Receipts/Certificates Series E-118, GO, VRDO, LOC: Royal Bank of Canada, 0.04%, 3/1/2021 (b) (c)	4,900	4,900

Series 2021-XL0164, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.05%, 3/5/2021 (b) (c)	9,335	9,335

Series 2018-E-129, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	35,000	35,000

Series 2020-XG0276, Rev., VRDO, LOC: Bank of America NA, 0.06%, 3/5/2021 (b) (c)	12,955	12,955

Series 2020-YX1158, Rev., VRDO, LIQ: Barclays Bank plc, 0.06%, 3/5/2021 (b) (c)	6,740	6,740

Series 2018-XF0685, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 3/5/2021 (b) (c)	12,875	12,875

Series 2020-XF2878, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	16,730	16,730

Series 2020-XF2888, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	9,560	9,560

Series 2020-XF2903, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	24,630	24,630

Series 2018-E-126, Rev., VRDO, LOC: Royal Bank of Canada, 0.08%, 3/5/2021 (b) (c)	35,000	35,000

Union Endicott Central School District GO, BAN, 1.25%, 6/25/2021	18,079	18,120

William Floyd Union Free School District of the Mastics-Moriches-Shirley GO, BAN, 1.50%, 5/13/2021	17,600	17,618

		1,716,647

North Carolina — 1.7%

City of Raleigh, Downtown Improvement Project Series 2005-B-1, COP, VRDO, LIQ: PNC Bank NA, 0.06%, 3/5/2021 (b)	23,300	23,300

City of Raleigh, Downtown Improvement Projects Series 2005-B-2, COP, VRDO, LIQ: PNC Bank NA, 0.06%, 3/5/2021 (b)	31,335	31,335

City of Raleigh, Enterprise System Series 2008A, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 3/5/2021 (b)	19,395	19,395

North Carolina Medical Care Commission, Moses Cone Health System Series 2001B, Rev., VRDO, LIQ: Bank of Montreal, 0.01%, 3/1/2021 (b)	9,900	9,900

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum, Inc. Rev., VRDO, LOC: Credit Industriel et Commercial, 0.05%, 3/5/2021 (b)	74,800	74,800

		158,730

Ohio — 1.5%

Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group Series 2018B, Rev., VRDO, LOC: BMO Harris Bank NA, 0.04%, 3/5/2021 (b)	7,800	7,800

City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project Rev., VRDO, LOC: PNC Bank NA, 0.05%, 3/5/2021 (b)	200	200

Columbus Regional Airport Authority, Flightsafety International Inc., Project Series B, Rev., VRDO, AMT, 0.07%, 3/5/2021 (b)	15,040	15,040

County of Hamilton, Hospital Facilities, The Elizabeth Gamble Deaconess Home Association

Series 2002A, Rev., VRDO, LOC: Northern Trust Co., 0.04%, 3/5/2021 (b)	11,750	11,750

Series 2002B, Rev., VRDO, LOC: PNC Bank NA, 0.06%, 3/5/2021 (b)	8,500	8,500

County of Montgomery, Hospital Facilities, Premier Health Partners Obligated Group Series 2019B, Rev., VRDO, LOC: PNC Bank NA, 0.04%, 3/5/2021 (b)	29,425	29,425

Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Series 2013-B-2, Rev., VRDO, LIQ: Bank of New York Mellon Corp. (The), 0.02%, 3/1/2021 (b)	2,750	2,750

State of Ohio, University Hospitals Health System, Inc. Series 2018 B, Rev., VRDO, LOC: PNC Bank NA, 0.04%, 3/5/2021 (b)	5,470	5,470

Tender Option Bond Trust Receipts/Certificates Series 2019-E132, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	40,000	40,000

Series 2019-E-134, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	12,365	12,365

Series G-30, GO, VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	3,905	3,905

Series 2020-XF2889, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	4,705	4,705

		141,910

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oklahoma — 0.1%

Oklahoma Development Finance Authority Series E-140, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	12,400	12,400

Oregon — 0.1%

Port of Portland, Special Obligation, Horizon Air Industries, Inc. Rev., VRDO, LOC: Bank of America NA, 0.06%, 3/1/2021 (b)	5,190	5,190

Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0637, Rev., VRDO, LIQ: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	7,500	7,500

		12,690

Other — 1.1%

FHLMC, Multi-Family VRD Certificates

Series M015, Class A, Rev., VRDO, LIQ: FHLMC, 0.07%, 3/5/2021 (b) (c)	1,380	1,380

Series M019, Class A, Rev., VRDO, LIQ: FHLMC, 0.07%, 3/5/2021 (b) (c)	31,568	31,568

Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.07%, 3/5/2021 (b) (c)	5,545	5,545

Series M021, Class A, Rev., VRDO, LIQ: FHLMC, 0.07%, 3/5/2021 (b) (c)	37,500	37,500

Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.50%, 3/5/2021 (b) (c)	18,835	18,835

Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.50%, 3/5/2021 (b) (c)	8,710	8,710

		103,538

Pennsylvania — 5.6%

Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2018A, Rev., VRDO, LIQ: Bank of New York Mellon Corp. (The), 0.01%, 3/1/2021 (b)	3,450	3,450

Bucks County Industrial Development Authority, Grand View Hospital Project Series A, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	385	385

Butler County Hospital Authority, Concordia Lutheran Obligated Group Series 2012A, Rev., VRDO, LOC: BMO Harris Bank NA, 0.04%, 3/5/2021 (b)	5,000	5,000

County of Allegheny Series C-50, GO, VRDO, LOC: PNC Bank NA, 0.04%, 3/5/2021 (b)	33,775	33,775

Series C-51, GO, VRDO, LOC: PNC Bank NA, 0.04%, 3/5/2021 (b)	12,000	12,000

Delaware Valley Regional Finance Authority, Local Government Bonds Series 2020A, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	10,000	10,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Series 2020D, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	13,275	13,275

Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC: FNMA, 0.04%, 3/5/2021 (b)	18,110	18,110

Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC: FNMA, 0.10%, 3/5/2021 (b)	17,080	17,080

Pennsylvania Economic Development Financing Authority, Exempt Facilities, PPL Energy Supply, LLC Project Series 2009C, Rev., VRDO, LOC: MUFG Union Bank NA, 0.07%, 3/5/2021 (b)	15,000	15,000

Pennsylvania Higher Educational Facilities Authority, Susquehanna University Project Series 2001 H9, Rev., VRDO, LOC: PNC Bank NA, 0.04%, 3/5/2021 (b)	3,300	3,300

Pennsylvania Housing Finance Agency Series 2004-86B, Rev., VRDO, AMT, LIQ: TD Bank NA, 0.04%, 3/5/2021 (b)	11,290	11,290

Pennsylvania Turnpike Commission Series 2019-2, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	25,050	25,050

Philadelphia Gas Works Co., 1998 General Ordinance Series B, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	18,115	18,115

Series D, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	3,560	3,560

Series E, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	24,770	24,770

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 0.04%, 3/1/2021 (b) (c)	96,265	96,265

Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 0.04%, 3/1/2021 (b) (c)	49,370	49,370

Series E-101, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	113,050	113,050

Series 2019-ZF2779, Rev., VRDO, LIQ: Barclays Bank plc, 0.06%, 3/5/2021 (b) (c)	5,070	5,070

Series 2018-XG0201, Rev., VRDO, GTD , LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	45,000	45,000

		522,915

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	63

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Rhode Island — 0.2%

Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island Rev., VRDO, LOC: Bank of America NA, 0.06%, 3/5/2021 (b)	1,300	1,300

Rhode Island Housing and Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project Rev., VRDO, AMT, LOC: FHLMC, 0.08%, 3/5/2021 (b)	7,000	7,000

Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 0.01%, 3/1/2021 (b)	400	400

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2559, Rev., VRDO, LIQ: Citibank NA, 0.06%, 3/5/2021 (b) (c)	9,000	9,000

		17,700

South Carolina — 1.9%

County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 0.15%, 3/3/2022	11,000	11,203

County Square Redevelopment Corp., Installment Purchase Rev., BAN, 2.00%, 3/24/2021 (e)	13,500	13,511

South Carolina Association of Governmental Organizations Series 2020A, COP, SCSDE, 1.50%, 3/1/2021	64,610	64,610

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 0.08%, 3/5/2021 (b)	39,350	39,350

Tender Option Bond Trust Receipts/Certificates Series 2019-BAML5004, Rev., VRDO, LOC: Bank of America NA, 0.08%, 3/5/2021 (b) (c)	47,735	47,735

		176,409

South Dakota — 0.1%

South Dakota Housing Development Authority Rev., VRDO, LIQ: FHLB, 0.02%, 3/5/2021 (b) (c)	8,400	8,400

Series 2020D, Rev., VRDO, LIQ: FHLB, 0.03%, 3/5/2021 (b)	3,850	3,850

		12,250

Tennessee — 0.9%

Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund Rev., VRDO, LOC: Bank of America NA, 0.02%, 3/1/2021 (b)	12,070	12,070

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Series 2006-XCII & 2006A, Rev., VRDO, LOC: U.S. Bank NA, 0.08%, 3/5/2021 (b)	10,000	10,000

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Arbor Crest Rev., VRDO, LOC: FNMA, 0.04%, 3/5/2021 (b)	12,750	12,750

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Arbor Knoll Series A, Rev., VRDO, LOC: FNMA, 0.04%, 3/5/2021 (b)	13,400	13,400

Montgomery County Public Building Authority, Pooled Financing Rev., VRDO, LOC: Bank of America NA, 0.02%, 3/1/2021 (b)	8,565	8,565

Rev., VRDO, LOC: Bank of America NA, 0.03%, 3/5/2021 (b)	8,055	8,055

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF0994, Rev., VRDO, LIQ: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	4,335	4,335

Series 2018-XF2576, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	15,390	15,390

		84,565

Texas — 4.3%

Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects Rev., VRDO, LOC: FNMA, 0.09%, 3/5/2021 (b)	9,200	9,200

Calhoun Port Authority

Series 2011A, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 3/5/2021 (b) (c)	32,300	32,300

Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 3/5/2021 (b) (c)	35,000	35,000

City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Subseries A, Rev., VRDO, LOC: Citibank NA, 0.03%, 3/5/2021 (b)	14,910	14,910

Series 2008B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.05%, 3/5/2021 (b)	12,610	12,610

Gulf Coast Authority, Gulf Coast Waste Disposal Authority, Environment Facilities, ExxonMobil Corp. Rev., VRDO, 0.02%, 3/1/2021 (b)	13,300	13,300

Series A, Rev., VRDO, 0.02%, 3/1/2021 (b)	5,000	5,000

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System

Series 2014D, Rev., VRDO, 0.04%, 3/5/2021 (b)	35,200	35,200

Series 2019F, Rev., VRDO, 0.04%, 3/5/2021 (b)	39,000	39,000

Harris County Industrial Development Corp., Exxon Corp. Project Series 1984B, Rev., VRDO, 0.02%, 3/1/2021 (b)	5,900	5,900

Rev., VRDO, 0.03%, 3/1/2021 (b)	8,000	8,000

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Subseries B-2, Rev., VRDO, 0.02%, 3/1/2021 (b)	10,550	10,550

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Series 2001A-2, Rev., VRDO, 0.01%, 3/1/2021 (b)	2,565	2,565

Series 2002A, Rev., VRDO, 0.01%, 3/1/2021 (b)	4,425	4,425

Series A-3, Rev., VRDO, 0.01%, 3/1/2021 (b)	100	100

Series 2002B, Rev., VRDO, 0.02%, 3/1/2021 (b)	4,040	4,040

Subseries B-4, Rev., VRDO, 0.02%, 3/1/2021 (b)	7,345	7,345

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E141, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	25,000	25,000

Series E-145, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	14,000	14,000

Series G-20, GO, VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	10,000	10,000

Series G-34, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	5,400	5,400

State of Texas Rev., TRAN, 4.00%, 8/26/2021	8,840	9,005

State of Texas, Veterans Housing Assistance Program GO, VRDO, LIQ: FHLB, 0.06%, 3/5/2021 (b)	25,000	25,000

Series 2001-C2, GO, VRDO, LIQ: State Street Bank & Trust, 0.06%, 3/5/2021 (b)	775	775

Series 2007A, GO, VRDO, AMT, LIQ: State Street Bank & Trust, 0.06%, 3/5/2021 (b)	225	225

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012 B, Rev., VRDO, 0.03%, 3/5/2021 (b)	36,275	36,275

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Tender Option Bond Trust Receipts/Certificates Series 2018-G-84, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	7,125	7,125

Series 2018-G-85, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	6,175	6,175

Series 2018-XG0193, Rev., VRDO, GNMA COLL, LIQ: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	4,000	4,000

Series 2018-ZF2570, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	5,995	5,995

Series G-21, GO, VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	5,000	5,000

Series G-31, GO, VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	3,000	3,000

Series 2020-YX1132, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	5,005	5,005

Texas Transportation Commission State Highway Fund Series 2014-B1, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.03%, 3/5/2021 (b)	2,425	2,425

		403,850

Utah — 0.6%

Central Utah Water Conservancy District, Limited Tax Series 2008A, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.07%, 3/5/2021 (b)	20,800	20,800

County of Utah Hospital, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 3/1/2021 (b)	2,430	2,430

County of Utah, IHC Health Services, Inc. Series 2002B, Rev., VRDO, LIQ: U.S. Bank NA, 0.03%, 3/5/2021 (b)	8,725	8,725

Utah Water Finance Agency Series B-2, Rev., VRDO, LIQ: Helaba, 0.07%, 3/5/2021 (b)	25,000	25,000

		56,955

Virginia — 1.9%

Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project

Series 2016C, Rev., VRDO, 0.03%, 3/5/2021 (b)	4,350	4,350

Series 2018C, Rev., VRDO, 0.03%, 3/5/2021 (b)	2,435	2,435

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	65

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Virginia — continued

Roanoke Economic Development Authority, Carilion Clinic Obligated Group

Rev., VRDO, LOC: Wells Fargo Bank NA, 0.03%, 3/5/2021 (b)	250	250

Series 2020B, Rev., VRDO, LIQ: PNC Bank NA, 0.04%, 3/5/2021 (b)	43,890	43,890

Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2005A, Rev., VRDO, LIQ: PNC Bank NA, 0.04%, 3/5/2021 (b)	79,470	79,470

Tender Option Bond Trust Receipts/Certificates Series 2018-XL0069, Rev., VRDO, LIQ: Barclays Bank plc, 0.06%, 3/5/2021 (b) (c)	12,400	12,400

Series 2018-ZF2713, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	5,000	5,000

Series 2018-ZF2714, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	7,000	7,000

Series 2020-XF2923, Rev., VRDO, LIQ: Barclays Bank plc, 0.06%, 3/5/2021 (b) (c)	8,600	8,600

Series 2018-XF0606, Rev., VRDO, LIQ: Bank of America NA, 0.07%, 3/5/2021 (b) (c)	8,500	8,500

Series 2018-ZM0583, Rev., VRDO, LIQ: Bank of America NA, 0.07%, 3/5/2021 (b) (c)	5,415	5,415

		177,310

Washington — 1.8%

Port of Seattle, Subordinate Lien Rev., VRDO, LOC: Bank of America NA, 0.08%, 3/5/2021 (b)	19,135	19,135

Port of Tacoma, Subordinate Lien Rev., VRDO, AMT, LOC: PNC Bank NA, 0.06%, 3/5/2021 (b)	29,700	29,700

Series 2019A, Rev., VRDO, AMT, LOC: PNC Bank NA, 0.06%, 3/5/2021 (b)	18,500	18,500

Port of Vancouver, United Grain Corp. of Oregon Project Rev., VRDO, LOC: Bank of America NA, 0.03%, 3/5/2021 (b)	22,000	22,000

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2718, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	8,800	8,800

Series 2018-ZF2682, Rev., VRDO, GTD, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	7,000	7,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Washington State Housing Finance Commission, Multi-Family Housing, Seasons Apartments Project Rev., VRDO, AMT, LOC: FNMA, 0.06%, 3/5/2021 (b)	32,635	32,635

Washington State Housing Finance Commission, Multi-family Merrill Gardens Queen Anne Project Series 2004A, Rev., VRDO, LOC: FNMA, 0.06%, 3/5/2021 (b)	27,180	27,180

		164,950

West Virginia — 0.1%

West Virginia Hospital Finance Authority, University Health System Series 2018 C, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	11,275	11,275

Wisconsin — 0.7%

Green Bay Redevelopment Authority Rev., VRDO, AMT, LOC: Wells Fargo Bank NA, 0.08%, 3/5/2021 (b) (c)	40,000	40,000

Tender Option Bond Trust Receipts/Certificates Series 2020-XL0147, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	5,320	5,320

Wisconsin Housing and Economic Development Authority Series 2007 F, Rev., VRDO, AMT, LOC: Bank of America NA, 0.05%, 3/5/2021 (b)	9,035	9,035

Wisconsin Housing and Economic Development Authority, Home Ownership Series 2019 B, Rev., VRDO, FNMA COLL, LIQ: FHLB, 0.03%, 3/5/2021 (b)	8,000	8,000

Wisconsin Housing and Economic Development Authority, Wisconsin Multifamily Housing Bonds Series 2007A, Rev., VRDO, LIQ: FHLB, 0.06%, 3/5/2021 (b)	6,270	6,270

		68,625

Wyoming — 0.7%

County of Lincoln, Wyoming Pollution Control, ExxonMobile Project Rev., VRDO, AMT, 0.03%, 3/1/2021 (b)	12,770	12,770

County of Sublette, Wyoming Pollution Control, ExxonMobile Project Rev., VRDO, 0.02%, 3/1/2021 (b)	5,200	5,200

Rev., VRDO, AMT, 0.03%, 3/1/2021 (b)	11,775	11,775

Wyoming Community Development Authority Series 2019-2, Rev., VRDO, LIQ: Royal Bank of Canada, 0.03%, 3/5/2021 (b)	9,000	9,000

Series 2019-4, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 3/5/2021 (b)	10,000	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wyoming — continued

Wyoming Community Development Authority, Composite Reoffering Housing

Series 2007-11, Rev., VRDO, AMT, LIQ: FHLB, 0.08%, 3/5/2021 (b)	5,695	5,695

Series 2007-6, Rev., VRDO, AMT, LIQ: FHLB, 0.08%, 3/5/2021 (b)	5,865	5,865

Series 2007-8, Rev., VRDO, AMT, LIQ: FHLB, 0.08%, 3/5/2021 (b)	5,965	5,965

		66,270

Total Municipal Bonds (Cost $7,039,888)		7,039,888

	SHARES (000)
Variable Rate Demand Preferred Shares — 9.3%

California — 1.8%

Nuveen California Quality Municipal Income Fund

Series 3, LIQ: TD Bank NA, 0.10%, 3/5/2021 # (c)	26,800	26,800

Series 4, LIQ: Royal Bank of Canada, 0.10%, 3/5/2021 # (c)	58,500	58,500

Series 7, LIQ: Royal Bank of Canada, 0.10%, 3/5/2021 # (c)	21,000	21,000

Series 1-1362, LIQ: Societe Generale, 0.12%, 3/5/2021 # (c)	59,200	59,200

		165,500

New York — 0.6%

Nuveen New York AMT-Free Quality Municipal Income Fund

Series 1, LIQ: Societe Generale, 0.08%, 3/5/2021 # (c)	18,600	18,600

Series 5, LIQ: TD Bank NA, 0.08%, 3/5/2021 # (c)	40,000	40,000

		58,600

Other — 6.9%

BlackRock MuniYield Investment Fund LIQ: TD Bank NA, 0.12%, 3/5/2021 # (c)	27,400	27,400

Nuveen AMT-Free Municipal Credit Income Fund Series 6, LIQ: Sumitomo Mitsui Banking Corp. 0.08%, 3/5/2021 # (c)	114,300	114,300

Series 5, LIQ: Societe Generale, 0.08%, 3/5/2021 # (c)	127,000	127,000

Nuveen AMT-Free Quality Municipal Income Fund Series 3, LIQ: TD Bank NA, 0.09%, 3/5/2021 # (c)	173,500	173,500

INVESTMENTS (a)	SHARES (000)	VALUE ($000)

Other — continued

Nuveen Quality Municipal Income Fund Series 1-2118, LIQ: Barclays Bank plc, 0.12%, 3/5/2021 # (c)	51,600	51,600

Series 2-2525, LIQ: Barclays Bank plc, 0.12%, 3/5/2021 # (c)	151,900	151,900

		645,700

Total Variable Rate Demand Preferred Shares (Cost $869,800)		869,800

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 15.4%

Commercial Paper — 15.4%

Alachua County Health Facilities Authority Series 08-A, 0.10%, 5/4/2021	26,240	26,240

Board of Regents of the University of Texas System

Series A, 0.23%, 3/9/2021	20,000	20,000

Series A, 0.10%, 4/5/2021	20,000	20,000

Series A, 0.09%, 4/12/2021	25,000	25,000

0.12%, 4/22/2021	20,000	20,000

Series A, 0.13%, 5/3/2021	25,000	25,000

Series A, 0.09%, 5/10/2021	15,000	15,000

Series A, 0.10%, 5/20/2021	19,600	19,600

Series A, 0.13%, 6/24/2021	25,000	25,000

California Statewide Communities Development Authority

Series 08-B, 0.24%, 3/9/2021	10,000	10,000

Series 9B-3, 0.24%, 3/10/2021	15,000	15,000

Series 9B-2, 0.24%, 3/11/2021	50,000	50,000

0.21%, 6/9/2021	9,800	9,800

Series 9B-3, 0.23%, 7/8/2021	19,000	19,000

Series B-5, 0.16%, 7/13/2021	15,400	15,400

Series 08-C, 0.18%, 8/4/2021	26,865	26,865

Series D, 0.18%, 8/5/2021	23,500	23,500

0.18%, 8/10/2021	30,000	30,000

Series 9B-4, 0.19%, 9/2/2021	20,000	20,000

City & County of Honolulu Series B-1, 0.16%, 7/7/2021	25,000	25,000

City of Houston Series H-2, 0.08%, 3/4/2021	15,000	15,000

City of Jacksonville, Health Care Facilities, Tax Exempt Series 2016, 0.17%, 8/3/2021	110,000	110,000

City of Rochester Series 2014, 0.14%, 3/5/2021	25,000	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	67

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

City of Rochester, Health Care Mayo Clinic

Series 08-C, 0.10%, 4/5/2021	88,000	88,000

Series 2011, 0.17%, 8/3/2021	50,000	50,000

City of San Antonio, Electric and Gas Systems

Series B, 0.09%, 3/24/2021	7,600	7,600

Series C, 0.09%, 3/24/2021	21,000	21,000

County of Harris, Tax Exempt 0.11%, 3/4/2021	35,000	35,000

County of Montgomery, Tax Exempt Series 10-A, 0.09%, 5/5/2021	22,000	22,000

County of York

Series 00B1, 0.09%, 3/1/2021	28,000	28,000

Series 00B3, 0.09%, 3/1/2021	25,200	25,200

Health and Educational Facilities Authority of the State of Missouri

Series 14-C, 0.20%, 4/7/2021	30,000	30,000

Series 14-D, 0.21%, 5/5/2021	50,000	50,000

Series 14-E, 0.21%, 5/5/2021	50,000	50,000

Series 14-B, 0.15%, 6/2/2021	50,000	50,000

Indiana Finance Authority, Tax Exempt

Series D-2, 0.14%, 5/4/2021	74,000	74,000

Series D-2, 0.13%, 7/6/2021	35,815	35,815

Los Angeles County Capital Asset Leasing Corp. Series C, 0.11%, 5/4/2021	4,000	4,000

Los Angeles County Metropolitan Transportation Authority Series R, 0.10%, 3/4/2021	10,000	10,000

Maryland Health & Higher Educational Facilities Authority Series B, 0.09%, 5/21/2021	13,260	13,260

Norfolk Va Industrial Development Authority 0.11%, 3/3/2021	20,000	20,000

Omaha Public Power District Series A, 0.13%, 5/7/2021	15,000	15,000

Salt River Project Agricultural Improvement and Power District Series C, 0.11%, 3/8/2021	18,000	18,000

Southwestern Illinois Development Authority

Series 17-B, 0.14%, 3/4/2021	10,000	10,000

Series 17-B, 0.10%, 4/5/2021	49,870	49,870

Stafford County and Staunton Industrial Development Series 8-A1, 0.08%, 3/5/2021	12,570	12,570

State Building Product, Inc. Series 8, 0.13%, 3/11/2021	48,500	48,500

State of Wisconsin

Series 06-A, 0.18%, 3/3/2021	19,574	19,574

Series 13-A, 0.18%, 3/3/2021	29,415	29,415

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 16-A, 0.18%, 3/3/2021	24,515	24,515

Total Commercial Paper (Cost $1,431,724)		1,431,724

Total Short-Term Investments (Cost $1,431,724)		1,431,724

Total Investments — 100.2% (Cost $9,341,412)*		9,341,412
Liabilities in Excess of Other Assets — (0.2)%		(14,471)

NET ASSETS — 100.0%		9,326,941

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
PCR	Pollution Control Revenue
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 80.1%

Alaska — 1.8%

Alaska Housing Finance Corp., Home Mortgage Series 2002A, Rev., VRDO, AMT, LIQ: FHLB, 0.03%, 3/1/2021 (b)	18,980	18,980

Arizona — 0.3%

Tender Option Bond Trust Receipts/Certificates Series 2020-YX1154, Rev., VRDO, LOC: Barclays Bank plc, 0.09%, 3/5/2021 (b) (c)	3,125	3,125

California — 2.1%

San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., VRDO, LOC: Citibank NA, 0.10%, 3/5/2021 (b)	1,050	1,050

Tender Option Bond Trust Receipts/Certificates Series 2019-XM0741, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	900	900

University of California Series 2013AL-3, Rev., VRDO, 0.03%, 3/1/2021 (b)	20,000	20,000

		21,950

Colorado — 5.6%

Colorado Housing and Finance Authority, Multi-Family, Greentree Village Apartments Project Rev., VRDO, LOC: U.S. Bank NA, 0.08%, 3/5/2021 (b)	2,595	2,595

County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Rev., VRDO, LOC: FHLMC, 0.07%, 3/5/2021 (b)	325	325

RBC Municipal Products, Inc. Trust, Floater Certificates Series 2019-G114, Rev., VRDO, LOC: Royal Bank of Canada, 0.28%, 3/5/2021 (b) (c)	3,000	3,000

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF1209, GO, VRDO, LIQ: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	5,330	5,330

Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 0.10%, 3/5/2021 (b) (c)	35,195	35,195

Series 2018-XG0197, Rev., VRDO, LOC: Bank of America NA, 0.11%, 3/5/2021 (b) (c)	3,250	3,250

Series 2019-XF0757, Rev., VRDO, LOC: Bank of America NA, 0.11%, 3/5/2021 (b) (c)	2,895	2,895

University of Colorado, Enterprise System Series 2020A-1, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/5/2021 (b)	5,160	5,160

		57,750

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — 9.8%

Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project Rev., VRDO, LOC: Citibank NA, 0.07%, 3/5/2021 (b)	3,030	3,030

City of Jacksonville, Florida Power and Light Co., Project Rev., VRDO, 0.04%, 3/1/2021 (b)	11,470	11,470

Collier County Housing Finance Authority, Multi-Family Housing-Sawgrass Pines Apartments Rev., VRDO, LOC: FNMA, 0.06%, 3/5/2021 (b)	5,700	5,700

County of Broward, Florida Power and Light Co., Project Rev., VRDO, 0.06%, 3/1/2021 (b)	9,200	9,200

Series 2018A, Rev., VRDO, AMT, 0.06%, 3/1/2021 (b)	7,950	7,950

County of St. Lucie, Florida Power and Light Co., Project Rev., VRDO, 0.06%, 3/1/2021 (b)	8,450	8,450

Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments Series I, Rev., VRDO, LOC: Citibank NA, 0.07%, 3/5/2021 (b)	13,730	13,730

Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments Rev., VRDO, LOC: Citibank NA, 0.07%, 3/5/2021 (b)	5,825	5,825

Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Florida Power and Light Co., Project Rev., VRDO, 0.06%, 3/1/2021 (b)	1,600	1,600

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-115, Rev., VRDO, LOC: Royal Bank of Canada, 0.28%, 3/5/2021 (b) (c)	8,000	8,000

Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project Series 2007, Rev., VRDO, LOC: Bank of America NA, 0.08%, 3/5/2021 (b)	15,900	15,900

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF0826, Rev., VRDO, LOC: Royal Bank of Canada, 0.12%, 3/5/2021 (b) (c)	2,800	2,800

Series G-25, Rev., VRDO, LOC: Royal Bank of Canada, 0.28%, 3/5/2021 (b) (c)	7,600	7,600

		101,255

Georgia — 0.7%

Development Authority of Douglas County, Pandosia LLC Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.06%, 3/5/2021 (b)	1,980	1,980

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	69

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Georgia — continued

Development Authority of Monroe County (The), Florida Power and Light Co., Project Rev., VRDO, AMT, 0.06%, 3/1/2021 (b)	3,575	3,575

Valdosta-Lowndes County Industrial Development Authority, Steeda Autosports Project Rev., VRDO, LOC: Bank of America NA, 0.10%, 3/5/2021 (b)	1,530	1,530

		7,085

Idaho — 0.7%

Idaho Housing and Finance Association, Single Family Mortgage Series 2016A-3, Class I, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.06%, 3/5/2021 (b)	6,805	6,805

Illinois — 1.3%

County of Will, ExxonMobil Project Rev., VRDO, 0.02%, 3/1/2021 (b)	1,945	1,945

Illinois Development Finance Authority, Jewish Council Youth Services Rev., VRDO, LOC: BMO Harris Bank NA, 0.04%, 3/5/2021 (b)	450	450

Illinois Development Finance Authority, Toyal America, Inc. Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.14%, 3/5/2021 (b)	6,000	6,000

Tender Option Bond Trust Receipts/Certificates Series 2018-XM0686, Rev., VRDO, LOC: Bank of America NA, 0.11%, 3/5/2021 (b) (c)	4,680	4,680

		13,075

Indiana — 3.1%

City of Indianapolis, Multi-Family Housing, Nora Commons Series 2004B, Rev., VRDO, LOC: U.S. Bank NA, 0.08%, 3/5/2021 (b)	610	610

Indiana Development Finance Authority, Archer-Daniel’s Midland Co. Rev., VRDO, 0.05%, 3/5/2021 (b)	22,690	22,690

Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Rev., VRDO, LOC: Bank of America NA, 0.09%, 3/5/2021 (b)	4,100	4,100

Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing Rev., VRDO, LOC: Bank of America NA, 0.09%, 3/5/2021 (b)	1,860	1,860

Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0280, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 3/5/2021 (b) (c)	2,500	2,500

		31,760

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — 1.4%

County of Louisa, Pollution Control, Midwest Power System, Inc. Rev., VRDO, 0.06%, 3/5/2021 (b)	500	500

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2019E, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.03%, 3/5/2021 (b)	115	115

Iowa Finance Authority, Solid Waste Facilities, Midamerican Energy Co. Project Rev., VRDO, AMT, 0.09%, 3/5/2021 (b)	14,240	14,240

		14,855

Kentucky — 0.2%

Tender Option Bond Trust Receipts/Certificates Series 2017-XG0113, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	1,870	1,870

Maine — 1.0%

Maine State Housing Authority, Mortgage Purchase Series 2017D-2, Rev., VRDO, AMT, LIQ: TD Bank NA, 0.05%, 3/5/2021 (b)	5,000	5,000

Series 2015E-3, Rev., VRDO, AMT, LIQ: Citibank NA, 0.08%, 3/5/2021 (b)	5,100	5,100

		10,100

Maryland — 4.6%

Maryland Community Development Administration, Department of Housing and Community Development, Residential Series 2006G, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 0.06%, 3/5/2021 (b)	2,935	2,935

Series 2006J, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 0.06%, 3/5/2021 (b)	44,735	44,735

		47,670

Massachusetts — 0.7%

Town of North Reading GO, BAN, 2.00%, 5/28/2021	6,913	6,935

Michigan — 0.4%

Michigan State Housing Development Authority, Jackson Project Rev., VRDO, LOC: FHLB, 0.07%, 3/1/2021 (b)	4,365	4,365

Minnesota — 0.2%

Minnesota Housing Finance Agency, Residential Housing Finance Series 2016F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: FHLB, 0.06%, 3/5/2021 (b)	2,345	2,345

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — 2.1%

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2007B, Rev., VRDO, 0.01%, 3/1/2021 (b)	13,875	13,875

Series 2009C, Rev., VRDO, 0.01%, 3/1/2021 (b)	1,485	1,485

Series 2011D, Rev., VRDO, 0.01%, 3/1/2021 (b)	6,155	6,155

		21,515

Missouri — 2.1%

Rib Floater Trust Various States Series 2017-010, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	21,845	21,845

Nebraska — 0.3%

Nebraska Investment Finance Authority, Multi-Family Housing, Irvington Heights Apartment Project Series A, Rev., VRDO, LOC: Citibank NA, 0.08%, 3/5/2021 (b)	3,450	3,450

Nevada — 1.4%

County of Clark, Southwest Gas Corp. Project, Southwest Gas Corp. Project Series 2008A, Rev., VRDO, AMT, LOC: MUFG Union Bank NA, 0.05%, 3/5/2021 (b)	15,000	15,000

New Jersey — 7.5%

Borough of Carteret GO, BAN, 1.00%, 6/4/2021	6,697	6,710

Borough of Harrington Park GO, BAN, 2.00%, 5/20/2021	2,930	2,940

Borough of Palisades Park GO, BAN, 1.50%, 3/19/2021	3,972	3,974

Borough of Tenafly GO, BAN, 1.25%, 5/28/2021	8,910	8,922

Burlington County Bridge Commission, Governmental Leasing Program Series 2020AB, Rev., 3.50%, 4/15/2021	6,545	6,554

Tender Option Bond Trust Receipts/Certificates Series 2020-XF0957, Rev., VRDO, LOC: Royal Bank of Canada, 0.10%, 3/5/2021 (b) (c)	2,500	2,500

Township of Cedar Grove GO, BAN, 2.00%, 7/14/2021	10,000	10,053

Township of Galloway GO, BAN, 1.25%, 8/11/2021	7,590	7,616

Township of Lyndhurst

GO, BAN, 2.00%, 5/6/2021	4,500	4,503

GO, BAN, 1.00%, 9/8/2021	9,000	9,028

GO, BAN, 1.00%, 10/8/2021	800	804

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

GO, BAN, 1.00%, 2/4/2022	4,000	4,025

GO, BAN, 1.00%, 3/11/2022 (d)	1,500	1,511

Township of Sparta GO, BAN, 1.25%, 10/1/2021	3,418	3,435

Township of Tewksbury GO, 2.00%, 5/20/2021	4,722	4,732

		77,307

New York — 14.4%

Alfred Almond Central School District GO, BAN, 1.25%, 9/15/2021	2,000	2,009

City of Middletown Series 2020B, GO, BAN, 1.25%, 8/26/2021	3,050	3,062

County of Broome GO, TAN, 1.50%, 4/30/2021	18,100	18,133

County of Westchester, Various Purpose Series 2020A, GO, BAN, 1.50%, 4/30/2021	6,500	6,507

Kenmore-Tonawanda Union Free School District GO, BAN, 1.25%, 8/13/2021	1,164	1,168

Malone Central School District GO, BAN, 1.25%, 8/13/2021	1,505	1,511

New York City Housing Development Corp. Series 199A, Rev., VRDO, FNMA, LOC: FNMA, 0.07%, 3/5/2021 (b)	19,200	19,200

New York City Housing Development Corp., Multi-Family Franklin AVE Apartments Series 2005A, Rev., VRDO, LOC: Citibank NA, 0.07%, 3/5/2021 (b)	1,265	1,265

New York City Housing Development Corp., Multi-Family Mortgage, Susans Court Series 2007A, Rev., VRDO, LOC: Citibank NA, 0.07%, 3/5/2021 (b)	1,150	1,150

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2001 Subseries F-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 3/1/2021 (b)	975	975

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2009 Series 2009BB-1, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.03%, 3/1/2021 (b)	10,000	10,000

New York State Housing Finance Agency, 23rd Chelsea Associates LLC Series 2001A, Rev., VRDO, LOC: FNMA, 0.06%, 3/5/2021 (b)	2,900	2,900

New York State Housing Finance Agency, 250 West 93rd Street Housing Series 2005A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.07%, 3/5/2021 (b)	1,610	1,610

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	71

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

New York State Housing Finance Agency, 455 West 37th Street Housing Series 2007A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 0.02%, 3/1/2021 (b)	22,370	22,370

New York State Housing Finance Agency, West 23rd Street Housing Series 2002A, Rev., VRDO, LOC: FNMA, 0.06%, 3/5/2021 (b)	10,000	10,000

Skaneateles Central School District GO, BAN, 1.25%, 8/18/2021	1,338	1,343

South Colonie Central School District GO, BAN, 1.25%, 8/13/2021	2,406	2,414

Southold Union Free School District GO, TAN, 1.25%, 6/25/2021	3,800	3,809

Springville-Griffith Institute Central School District GO, BAN, 1.25%, 8/20/2021	2,272	2,281

Tender Option Bond Trust Receipts/Certificates

Series 2020-XF0992, Rev., VRDO, LIQ: TD Bank NA, 0.05%, 3/5/2021 (b) (c)	3,085	3,085

Series 2015-ZF0264, Rev., VRDO, LIQ: TD Bank NA, 0.06%, 3/5/2021 (b) (c)	6,265	6,265

Series 2018-XF0634, Rev., VRDO, LIQ: TD Bank NA, 0.06%, 3/5/2021 (b) (c)	7,440	7,440

Village of Freeport Series 2020F, GO, BAN, 1.00%, 4/29/2021	3,171	3,174

Village of Pelham Series 2020A, GO, BAN, 1.25%, 9/17/2021	1,500	1,507

Voorheesville Central School District GO, BAN, 1.25%, 8/20/2021	5,604	5,627

Wantagh Union Free School District GO, TAN, 1.25%, 6/25/2021	6,500	6,518

West Genesee Central School District Series 2020C, GO, BAN, 1.00%, 7/23/2021	4,300	4,310

		149,633

North Carolina — 1.0%

Union County Industrial Facilities and Pollution Control Financing Authority, Darnel, Inc. Project Series 2007, Rev., VRDO, LOC: Truist Bank, 0.08%, 3/5/2021 (b)	10,000	10,000

Ohio — 1.9%

City of Brecksville, Various Purpose Improvement, Limited Tax GO, BAN, 2.00%, 6/3/2021	585	586

City of Strongsville, Various Purpose Improvement, Limited Tax GO, BAN, 2.00%, 6/10/2021	1,600	1,605

Fairborn City School District GO, BAN, 2.00%, 4/15/2021	9,800	9,821

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other — continued

Ohio Housing Finance Agency Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.04%, 3/5/2021 (b)	6,070	6,070

Tender Option Bond Trust Receipts/Certificates Series 2019-E132, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	2,065	2,065

		20,147

Oregon — 1.0%

Marion County Housing Authority, Residence At Marian Rev., VRDO, LOC: U.S. Bank NA, 0.07%, 3/5/2021 (b)	230	230

Port of Portland, Special Obligation, Horizon Air Industries, Inc. Rev., VRDO, LOC: Bank of America NA, 0.06%, 3/1/2021 (b)	9,685	9,685

		9,915

Other — 2.2%

FHLMC, Multi-Family VRD Certificates

Series M015, Class A, Rev., VRDO, LIQ: FHLMC, 0.07%, 3/5/2021 (b) (c)	3,620	3,620

Series M021, Class A, Rev., VRDO, LIQ: FHLMC, 0.07%, 3/5/2021 (b) (c)	9,745	9,745

Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.50%, 3/5/2021 (b) (c)	4,350	4,350

Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.50%, 3/5/2021 (b) (c)	4,675	4,675

		22,390

Pennsylvania — 2.4%

Delaware Valley Regional Finance Authority, Local Government Bonds Series 2020D, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	2,460	2,460

Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2004-83C, Rev., VRDO, AMT, LIQ: TD Bank NA, 0.04%, 3/5/2021 (b)	5,710	5,710

Series 2005-89, Rev., VRDO, AMT, LIQ: TD Bank NA, 0.04%, 3/5/2021 (b)	7,695	7,695

Series 2006-93B, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 0.06%, 3/5/2021 (b)	5,025	5,025

Tender Option Bond Trust Receipts/Certificates Series 2018-XL0061, Rev., VRDO, LOC: Citibank NA, 0.08%, 3/5/2021 (b) (c)	4,490	4,490

		25,380

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

South Carolina — 1.8%

Charleston County School District, Phase IV Projects, Sales Tax Series 2020B, GO, BAN, SCSDE, 5.00%, 5/12/2021	6,360	6,413

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 0.08%, 3/5/2021 (b)	5,020	5,020

South Carolina State Housing Finance and Development Authority, Multi-Family, Rental Housing, Rocky Creek Apartments Projects Rev., VRDO, LOC: Wells Fargo Bank NA, 0.06%, 3/5/2021 (b)	5,265	5,265

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF0824, Rev., VRDO, LOC: Bank of America NA, 0.11%, 3/5/2021 (b) (c)	2,325	2,325

		19,023

Tennessee — 1.1%

Tender Option Bond Trust Receipts/Certificates

Series 2018-XL0062, Rev., VRDO, LOC: Citibank NA, 0.08%, 3/5/2021 (b) (c)	4,420	4,420

Series 2020-YX1139, Rev., VRDO, LOC: Barclays Bank plc, 0.09%, 3/5/2021 (b) (c)	3,795	3,795

Series 2019-XG0268, Rev., VRDO, LOC: Bank of America NA, 0.10%, 3/5/2021 (b) (c)	3,475	3,475

		11,690

Texas — 4.6%

Calhoun Port Authority Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 3/5/2021 (b) (c)	10,000	10,000

City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Series 2008B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.05%, 3/5/2021 (b)	300	300

Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.13%, 3/5/2021 (b)	5,650	5,650

Gulf Coast Authority, Gulf Coast Waste Disposal Authority, Environment Facilities, ExxonMobil Corp. Rev., VRDO, 0.02%, 3/1/2021 (b)	3,900	3,900

Port of Port Arthur Navigation District, Fina Oil and Chemical Co. Project Rev., VRDO, 0.10%, 3/5/2021 (b)	18,425	18,425

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

State of Texas, Veterans Housing Assistance Program GO, VRDO, AMT, LIQ: State Street Bank & Trust, 0.06%, 3/5/2021 (b)	910	910

GO, VRDO, AMT, LIQ: State Street Bank & Trust, 0.06%, 3/5/2021 (b)	250	250

Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 0.06%, 3/5/2021 (b)	405	405

GO, VRDO, AMT, LIQ: State Street Bank & Trust, 0.09%, 3/5/2021 (b)	6,525	6,525

Texas Department of Housing and Community Affairs, Single Family Mortgage Series 2004 D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Texas Comptroller, 0.06%, 3/5/2021 (b)	1,825	1,825

		48,190

Virginia — 1.9%

Arlington County Industrial Development Authority, Multi-Family, Gates Ballston Apartments Rev., VRDO, LOC: PNC Bank NA, 0.08%, 3/5/2021 (b)	14,590	14,590

Prince William County Industrial Development Authority, Sewer Disposal Facilities, Dale Service Corp. Project Rev., VRDO, LOC: Wells Fargo Bank NA, 0.08%, 3/5/2021 (b)	650	650

Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0629, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	4,865	4,865

		20,105

Washington — 0.5%

King County Housing Authority, Overlake Tod Housing LP Series 2001B, Rev., VRDO, LOC: Bank of America NA, 0.07%, 3/5/2021 (b)	4,900	4,900

Total Municipal Bonds (Cost $830,415)		830,415

	SHARES (000)
Variable Rate Demand Preferred Shares — 10.1%

California — 1.0%

Nuveen California Quality Municipal Income Fund Series 4, LIQ: Royal Bank of Canada, 0.10%, 3/5/2021 # (c)	10,000	10,000

Other — 8.1%

BlackRock MuniYield Quality Fund III, Inc. LIQ: TD Bank NA, 0.12%, 3/5/2021 # (c)	30,000	30,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	73

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued

Other — continued

Nuveen AMT-Free Quality Municipal Income Fund Series 4-4895, LIQ: Barclays Bank plc, 0.09%, 3/5/2021 # (c)	10,000	10,000

Nuveen Quality Municipal Income Fund

Series 2-2525, LIQ: Barclays Bank plc, 0.12%, 3/5/2021 # (c)	20,000	20,000

Series 3-1277, LIQ: Barclays Bank plc, 0.12%, 3/5/2021 # (c)	24,200	24,200

		84,200

Pennsylvania — 1.0%

BlackRock MuniYield Pennsylvania Quality Fund LIQ: TD Bank NA, 0.11%, 3/5/2021 # (c)	10,000	10,000

Total Variable Rate Demand Preferred Shares (Cost $104,200)		104,200

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 9.8%

Commercial Paper — 9.8%

California Statewide Communities Development Authority

Series 08-B, 0.24%, 3/9/2021	3,000	3,000

Series 9B-3, 0.24%, 3/10/2021	7,500	7,500

Series 08-B, 0.27%, 4/1/2021	2,000	2,000

Series B-5, 0.16%, 7/13/2021	4,150	4,150

Series 9B-1, 0.18%, 8/10/2021	6,000	6,000

Series 9B-4, 0.19%, 9/2/2021	5,000	5,000

Series 9B-1, 0.16%, 9/8/2021	10,000	10,000

Series D, 0.16%, 9/8/2021	4,000	4,000

City of Atlanta, Airport Third Lien

Series K-2, 0.17%, 7/6/2021	1,000	1,000

Series K-2, 0.18%, 7/6/2021	1,773	1,773

Series K-2, 0.22%, 7/6/2021	5,650	5,650

Series K-4, 0.22%, 7/6/2021	2,500	2,500

Series K-2, 0.24%, 7/6/2021	3,207	3,207

Series J-2, 0.14%, 8/4/2021	4,454	4,454

City of Houston, Airport System

Series A, 0.10%, 3/5/2021	20,000	20,000

Series A, 0.12%, 5/13/2021	5,000	5,000

County of Harris, Tax Exempt

Series C, 0.11%, 3/3/2021	6,100	6,100

Series C, 0.09%, 3/4/2021	750	750

Series C, 0.11%, 3/4/2021	4,060	4,060

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Truckee Meadows Water Authority

Series 06-B, 0.11%, 3/3/2021	5,666	5,666

Total Commercial Paper (Cost $101,810)		101,810

Total Short-Term Investments (Cost $101,810)		101,810

Total Investments — 100.0% (Cost $1,036,425)*		1,036,425
Other Assets Less Liabilities — 0.0% (e)		344

NET ASSETS — 100.0%		1,036,769

Percentages indicated are based on net assets.

Abbreviations
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Amount rounds to less than 0.1% of net assets.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 76.4%

California — 76.4%

Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.06%, 3/5/2021 (b)	2,860	2,860

Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Series 2005A, Rev., VRDO, LOC: FNMA, 0.04%, 3/5/2021 (b)	600	600

California Educational Facilities Authority, Stanford University Series U-5, Rev., 5.00%, 5/1/2021	3,670	3,697

California Health Facilities Financing Authority, Stanford Hospital and Clinics Series 2008B-2, Rev., VRDO, 0.30%, 3/2/2021 (b)	7,000	7,000

California Housing Finance, Home Mortgage Series 2005A-R, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.08%, 3/5/2021 (b)	2,265	2,265

California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project Series 2006, Rev., VRDO, LOC: Bank of America NA, 0.09%, 3/5/2021 (b)	1,615	1,615

California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010A, Rev., VRDO, 0.01%, 3/1/2021 (b)	4,235	4,235

California Statewide Communities Development Authority, Rady Children’s Hospital Series 2008B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.01%, 3/1/2021 (b)	6,970	6,970

City of Los Angeles Rev., TRAN, 4.00%, 6/24/2021	7,200	7,284

City of Los Angeles, Multi-Family Housing Series I, Rev., VRDO, LOC: Citibank NA, 0.08%, 3/5/2021 (b)	1,300	1,300

City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments

Series 1997A, Rev., VRDO, LOC: FNMA, 0.12%, 3/5/2021 (b)	8,500	8,500

Series 2000A, Rev., VRDO, LOC: FNMA, 0.12%, 3/5/2021 (b)	2,000	2,000

County of Los Angeles Series 2020-21A, Rev., TRAN, 4.00%, 6/30/2021	4,530	4,586

County of Riverside Rev., TRAN, 4.00%, 6/30/2021	8,450	8,554

County of Riverside, Teeter Plan Obligation Notes, Tax-Exempt Series 2020A, Rev., 0.50%, 10/21/2021	2,000	2,003

County of Santa Cruz Rev., TRAN, 3.00%, 7/9/2021	300	303

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

County of Ventura Rev., TRAN, 4.00%, 6/30/2021	110	111

Daly City Housing Development Finance Agency, Multi-Family, Serramonte Del Rey Series A, Rev., VRDO, LOC: FNMA, 0.07%, 3/5/2021 (b)	7,200	7,200

Eastern Municipal Water District, Water and Wastewater System Series 2018A, Rev., VRDO, LIQ: Bank of America NA, 0.02%, 3/1/2021 (b)	2,620	2,620

Livermore Valley Joint Unified School District, Election of 2016 GO, 5.00%, 8/1/2021	500	510

Los Angeles Community College District Series I, GO, 4.00%, 8/1/2021	175	178

Los Angeles Department of Water and Power Series 2021A-2, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 3/1/2021 (b)	2,620	2,620

Los Angeles Department of Water and Power, Power System

Series 2021A-1, Rev., VRDO, LIQ: Royal Bank of Canada, 0.01%, 3/1/2021 (b)	5,000	5,000

Series B, Subseries B-4, Rev., VRDO, LIQ: Citibank NA, 0.02%, 3/1/2021 (b)	4,700	4,700

Metropolitan Water District of Southern California, Waterworks

Series 2017A, Rev., VRDO, LIQ: PNC Bank NA, 0.02%, 3/1/2021 (b)	2,290	2,290

Series 2018A-1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 3/1/2021 (b)	3,835	3,835

Series B-3, Rev., VRDO, LIQ: PNC Bank NA, 0.02%, 3/1/2021 (b)	1,700	1,700

Modesto Public Financing Authority Rev., VRDO, LOC: Bank of the West, 0.03%, 3/5/2021 (b)	2,950	2,950

Otay Water District Rev., 5.00%, 9/1/2021	100	102

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-11806, VRDO, LOC: Royal Bank of Canada, 0.18%, 4/1/2021 (b) (c)	2,000	2,000

San Diego County Water Authority Series 2005A, COP, NATL-RE, 5.25%, 5/1/2021 (d)	6,725	6,777

San Diego County Water Authority, Subordinate Lien Series 2016S-1, Rev., 3.00%, 5/1/2021	5,000	5,017

San Diego Housing Authority Series 2017A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.06%, 3/5/2021 (b)	2,150	2,150

San Diego Public Facilities Financing Authority Series 2016A, Rev., 5.00%, 5/15/2021	250	252

San Diego Unified School District Series 2020-21A, Rev., TRAN, 5.00%, 6/30/2021	965	980

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	75

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2021	5,770	5,821

Santa Rosa Rancheria Tachi-Yokut Tribe Enterprise Series A, Rev., VRDO, LOC: Citibank NA, 0.08%, 3/5/2021 (b)	1,640	1,640

Sequoia Union High School District Rev., TRAN, 1.50%, 6/30/2021	680	683

State of California Department of Water Resources, Power Supply Series 2011N, Rev., 5.00%, 5/1/2021 (d)	425	428

Tender Option Bond Trust Receipts/Certificates

Series 2018-G-92, GO, VRDO, LOC: Royal Bank of Canada, 0.04%, 3/5/2021 (b) (c)	1,500	1,500

Series 2016-XX1040, VRDO, LIQ: Barclays Bank plc, 0.05%, 3/5/2021 (b) (c)	4,160	4,160

Series 2017-XF2443, GO, VRDO, LIQ: Morgan Stanley Bank, 0.05%, 3/5/2021 (b) (c)	2,500	2,500

Series 2017-XG0121, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 3/5/2021 (b) (c)	2,000	2,000

Series 2018-XF2700, GO, VRDO, LIQ: Barclays Bank plc, 0.05%, 3/5/2021 (b) (c)	5,675	5,675

Series 2018-XM0696, Rev., VRDO, LIQ: Bank of America NA, 0.05%, 3/5/2021 (b) (c)	4,590	4,590

Series 2019-ZF2844, COP, VRDO, LIQ: Citibank NA, 0.05%, 3/5/2021 (b) (c)	5,435	5,435

Series 2016-XF2322, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.06%, 3/5/2021 (b) (c)	7,500	7,500

Series 2018-XM0712, GO, VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	2,230	2,230

Series 2018-ZF0679, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 3/5/2021 (b) (c)	5,265	5,265

Series 2018-ZF2744, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	6,900	6,900

Series 2018-ZF2771, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	4,750	4,750

Series 2018-ZM0585, GO, VRDO, LIQ: Wells Fargo Bank NA, 0.06%, 3/5/2021 (b) (c)	3,750	3,750

Series 2019-XM0741, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	1,670	1,670

Series 2020-XG0304, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	4,260	4,260

Series 2020-XM0837, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	4,800	4,800

Series 2020-YX1149, Rev., VRDO, LIQ: Barclays Bank plc, 0.06%, 3/5/2021 (b) (c)	5,775	5,775

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Series 2020-XL0155, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	4,250	4,250

Series 2020-YX1153, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	7,105	7,105

Series 2020-XF2876, Rev., VRDO, LOC: Barclays Bank plc, 0.08%, 3/5/2021 (b) (c)	9,195	9,195

Series 2020-YX1131, Rev., VRDO, LOC: Barclays Bank plc, 0.08%, 3/5/2021 (b) (c)	4,380	4,380

Series 2019-XM0750, Rev., VRDO, LIQ: Bank of America NA, 0.09%, 3/5/2021 (b) (c)	3,000	3,000

University of California Series 2013AL-3, Rev., VRDO, 0.03%, 3/1/2021 (b)	5,000	5,000

Total Municipal Bonds (Cost $229,026)		229,026

	SHARES (000)
Variable Rate Demand Preferred Shares — 5.3%

California — 5.3%

BlackRock MuniYield California Quality Fund, Inc. Series W-7-1665, LIQ: TD Bank NA, 0.10%, 3/5/2021 # (c)	5,000	5,000

Nuveen California Quality Municipal Income Fund Series 4, LIQ: Royal Bank of Canada, 0.10%, 3/5/2021 # (c)	4,000	4,000

Series 1-1362, LIQ: Societe Generale, 0.12%, 3/5/2021 # (c)	7,000	7,000

Total Variable Rate Demand Preferred Shares (Cost $16,000)		16,000

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 18.0%

Commercial Paper — 18.0%

California Statewide Communities Development Authority 0.21%, 6/9/2021	5,000	5,000

Series D, 0.16%, 9/8/2021	8,000	8,000

City and County of San Francisco Series B-4, 0.24%, 3/2/2021	3,190	3,190

City of Los Angeles, Wastewater System Series A-2, 0.11%, 3/18/2021	3,000	3,000

Los Angeles County Capital Asset Leasing Corp. Series B, 0.11%, 5/4/2021	5,750	5,750

Series C, 0.11%, 5/4/2021	1,000	1,000

Municipal Improvement Corp. of Los Angeles

Series A-3, 0.10%, 3/4/2021	3,000	3,000

Series A-1, 0.09%, 3/5/2021	5,600	5,600

Series A-1, 0.11%, 3/5/2021	3,750	3,750

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

San Francisco City and County Public Utilities Commission Series A-1, 0.12%, 4/7/2021	4,000	4,000

State of California Series A-4, 0.10%, 4/13/2021	4,000	4,000

State of California Department of Water Resources Series 1, 0.10%, 3/4/2021	500	500

West Basin Financing Corp. 0.09%, 3/24/2021	7,000	7,000

Total Commercial Paper (Cost $53,790)		53,790

Total Short-Term Investments (Cost $53,790)		53,790

Total Investments — 99.7% (Cost $298,816)*		298,816
Other Assets Less Liabilities — 0.3%		817

NET ASSETS — 100.0%		299,633

Percentages indicated are based on net assets.

Abbreviations

AMT	Alternative Minimum Tax
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	77

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 85.2%

New York — 85.2%

Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.05%, 3/5/2021 (b)	2,380	2,380

Alfred Almond Central School District GO, BAN, 1.25%, 9/15/2021	2,000	2,009

Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.09%, 3/5/2021 (b)	12,105	12,105

Baldwinsville Central School District GO, BAN, 1.25%, 6/29/2021	3,480	3,487

Bethlehem Central School District Series 2020B, GO, BAN, 1.25%, 7/16/2021	3,705	3,714

Build NYC Resource Corp., Natural Resources Defense Council, Inc. Series 2008A, Rev., VRDO, LOC: Bank of America NA, 0.02%, 3/5/2021 (b)	4,585	4,585

Canajoharie Central School District GO, BAN, 1.25%, 6/29/2021	1,687	1,691

Chenango Valley Central School District GO, BAN, 1.25%, 6/25/2021	12,720	12,746

City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.03%, 3/1/2021 (b)	2,700	2,700

City of New York, Fiscal Year 2012 Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.03%, 3/1/2021 (b)	11,035	11,035

City of New York, Fiscal Year 2013

Series 2013F-3, GO, VRDO, LIQ: Bank of America NA, 0.01%, 3/1/2021 (b)	1,500	1,500

Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.04%, 3/1/2021 (b)	125	125

City of New York, Fiscal Year 2017

Series A, Subseries A-5, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 0.02%, 3/1/2021 (b)	3,550	3,550

Subseries A-6, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 0.04%, 3/1/2021 (b)	1,475	1,475

County of Madison GO, BAN, 1.75%, 4/30/2021	16,000	16,018

County of Otsego GO, RAN, 1.50%, 5/28/2021	8,000	8,010

County of Westchester, Various Purpose

Series 2020A, GO, BAN, 1.50%, 4/30/2021	27,353	27,383

Series 2020B, GO, BAN, 1.50%, 4/30/2021	9,474	9,482

East Bloomfield Central School District Series 2020B, GO, BAN, 1.25%, 6/24/2021	5,000	5,012

Erie County Industrial Development Agency (The), Canisius High School Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.08%, 3/5/2021 (b)	10,450	10,450

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.06%, 3/5/2021 (b)	1,800	1,800

Franklin County Civic Development Corp., Alice Hyde Medical Center Project Series 2013A, Rev., VRDO, LOC:

HSBC Bank USA NA, 0.05%, 3/5/2021 (b)	11,230	11,230

Geneva City School District

GO, RAN, 1.25%, 6/23/2021	7,000	7,013

GO, BAN, 1.25%, 6/30/2021	4,900	4,911

Greenport Union Free School District GO, TAN, 1.25%, 6/25/2021	3,500	3,508

Lancaster Central School District Series 2020C, GO, BAN, 1.25%, 6/11/2021	6,000	6,012

Metropolitan Transportation Authority

Series 2012G-2, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/5/2021 (b)	150	150

Subseries E-1, Rev., VRDO, LOC: PNC Bank NA, 0.05%, 3/5/2021 (b)	1,910	1,910

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.05%, 3/5/2021 (b)	6,135	6,135

Series 2008B-3C, Rev., VRDO, LOC: PNC Bank NA, 0.05%, 3/5/2021 (b)	13,510	13,510

Monroe County Water Authority, Water System Rev., 5.00%, 3/1/2021	75	75

Moravia Central School District GO, BAN, 1.25%, 8/6/2021	9,500	9,529

Nassau County Industrial Development Agency, Clinton Plaza Senior Housing Project Rev., VRDO, LOC: FNMA, 0.06%, 3/5/2021 (b)	6,000	6,000

Nassau Health Care Corp., Nassau County Guaranteed Subseries 2009D-1, Rev., VRDO, GTD, LOC: Bank of America NA, 0.02%, 3/5/2021 (b)	700	700

New York City Housing Development Corp., Multi-Family Franklin AVE Apartments Series 2005A, Rev., VRDO, LOC: Citibank NA, 0.07%, 3/5/2021 (b)	1,055	1,055

New York City Housing Development Corp., Multi-Family Mortgage, 3462 Third AVE Realty LLC Series 2008A, Rev., VRDO, LOC: Bank of America NA, 0.06%, 3/5/2021 (b)	4,445	4,445

New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site Series C, Rev., VRDO, LOC: Citibank NA, 0.05%, 3/5/2021 (b)	6,665	6,665

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Housing Development Corp., Multi-Family Mortgage, Susans Court Series 2007A, Rev., VRDO, LOC: Citibank NA, 0.07%, 3/5/2021 (b)	2,400	2,400

New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series A, Rev., VRDO, LOC: FNMA, 0.05%, 3/5/2021 (b)	9,100	9,100

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2001 Subseries F-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 3/1/2021 (b)	4,760	4,760

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA1, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/1/2021 (b)	4,355	4,355

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2016 Series AA-2, Rev., VRDO, LIQ: PNC Bank NA, 0.05%, 3/5/2021 (b)	500	500

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017BB, Rev., VRDO, LIQ: Bank of Montreal, 0.03%, 3/1/2021 (b)	1,175	1,175

New York City Transitional Finance Authority, Future Tax Secured Subseries D-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.05%, 3/5/2021 (b)	465	465

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.04%, 3/5/2021 (b)	22,730	22,730

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Subseries A-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 3/1/2021 (b)	160	160

New York City Trust for Cultural Resources, Metropolitan Museum of Art Series 2006A-1, Rev., VRDO, 0.03%, 3/5/2021 (b)	14,820	14,820

New York City Water and Sewer System, Fiscal Year 2000 Series 2000C, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.03%, 3/5/2021 (b)	500	500

New York City Water and Sewer System, Fiscal Year 2003 Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 0.04%, 3/5/2021 (b)	6,695	6,695

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Water and Sewer System, Fiscal Year 2012 Subseries A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 3/1/2021 (b)	6,000	6,000

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2008 Series 2008-BB-5, Rev., VRDO, LIQ: Bank of America NA, 0.01%, 3/1/2021 (b)	225	225

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2013 Series AA, Subseries AA-1, Rev., VRDO, LIQ: PNC Bank NA, 0.05%, 3/5/2021 (b)	2,895	2,895

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.03%, 3/5/2021 (b)	3,245	3,245

New York State Dormitory Authority, Catholic Health System Series 2019B, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.08%, 3/5/2021 (b)	18,000	18,000

New York State Dormitory Authority, Cornell University Series 2019B, Rev., VRDO, LIQ: U.S. Bank NA, 0.01%, 3/1/2021 (b)	400	400

New York State Dormitory Authority, Highland Community Development Corp. Series 1994B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.04%, 3/5/2021 (b)	2,350	2,350

New York State Dormitory Authority, Remarketing Series A, Rev., VRDO, LOC: FNMA, 0.03%, 3/5/2021 (b)	3,980	3,980

New York State Housing Finance Agency, 250 West 93rd Street Housing Series 2005A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.07%, 3/5/2021 (b)	7,365	7,365

New York State Housing Finance Agency, 29 Flatbush Avenue Housing

Series 2010A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.05%, 3/5/2021 (b)	6,625	6,625

Series 2010A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.05%, 3/5/2021 (b)	800	800

New York State Housing Finance Agency, 350 West 43rd Street Housing Series 2001A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.02%, 3/1/2021 (b)	230	230

New York State Housing Finance Agency, 455 West 37th Street Housing Series 2007A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 0.02%, 3/1/2021 (b)	1,320	1,320

New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.04%, 3/5/2021 (b)	2,850	2,850

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	79

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York State Housing Finance Agency, Housing, 160 Madison Avenue Series 2014A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.01%, 3/1/2021 (b)	4,725	4,725

New York State Housing Finance Agency, Tribeca Green Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.05%, 3/5/2021 (b)	3,060	3,060

New York State Housing Finance Agency, Worth Street Series A, Rev., VRDO, LOC: FNMA, 0.05%, 3/5/2021 (b)	1,600	1,600

Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project Rev., VRDO, LOC: HSBC Bank USA NA, 0.07%, 3/5/2021 (b)	4,055	4,055

Orchard Park Central School District GO, BAN, 1.50%, 5/5/2021	5,700	5,705

Peru Central School District GO, BAN, 1.00%, 6/23/2021	4,000	4,007

RBC Municipal Products, Inc. Trust, Floater Certificates (Canada)

Series 2018-G5, GO, VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	6,000	6,000

Series E-137, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	10,000	10,000

Series E-146, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	2,500	2,500

Southwestern Central School District Series 2020A, GO, BAN, 1.25%, 7/21/2021	1,249	1,252

Sweet Home Central School District GO, BAN, 1.00%, 7/8/2021	5,000	5,013

Tender Option Bond Trust Receipts/Certificates

Series E-118, GO, VRDO, LOC: Royal Bank of Canada, 0.04%, 3/1/2021 (b) (c)	10,000	10,000

Series 2018-XF2646, Rev., VRDO, LIQ: Citibank NA, 0.05%, 3/5/2021 (b) (c)	4,540	4,540

Series 2019-ZF2777, Rev., VRDO, LIQ: Citibank NA, 0.05%, 3/5/2021 (b) (c)	6,000	6,000

Series 2019-ZF2778, Rev., VRDO, LIQ: Citibank NA, 0.05%, 3/5/2021 (b) (c)	5,000	5,000

Series 2020-ZF2918, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.05%, 3/5/2021 (b) (c)	2,430	2,430

Series 2020-ZF2919, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.05%, 3/5/2021 (b) (c)	2,500	2,500

Series 2016-ZM0129, Rev., VRDO, LIQ: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	4,240	4,240

Series 2017-ZM0544, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 3/5/2021 (b) (c)	2,220	2,220

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2018-XF0635, Rev., VRDO, LIQ: TD Bank NA, 0.06%, 3/5/2021 (b) (c)	6,185	6,185

Series 2018-XF2656, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 3/5/2021 (b) (c)	2,400	2,400

Series 2018-XM0692, Rev., VRDO, LIQ: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	8,000	8,000

Series 2018-ZF2740, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	2,600	2,600

Series 2018-ZM0661, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	5,000	5,000

Series 2018-ZM0682, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	5,000	5,000

Series 2019-XF0829, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	4,015	4,015

Series 2019-XF0838, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 3/5/2021 (b) (c)	1,600	1,600

Series 2019-XF0847, Rev., VRDO, LOC: Royal Bank of Canada, 0.06%, 3/5/2021 (b) (c)	5,075	5,075

Series 2019-ZF0832, Rev., VRDO, LOC: Bank of America NA, 0.06%, 3/5/2021 (b) (c)	945	945

Series 2020-XF0947, Rev., VRDO, LIQ: TD Bank NA, 0.06%, 3/5/2021 (b) (c)	7,750	7,750

Series 2020-XG0272, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 3/5/2021 (b) (c)	5,340	5,340

Series 2020-XG0277, Rev., VRDO, AGM, LOC: Bank of America NA, 0.06%, 3/5/2021 (b) (c)	13,260	13,260

Series 2020-XM0852, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	13,500	13,500

Series 2020-YX1145, Rev., VRDO, LIQ: Barclays Bank plc, 0.06%, 3/5/2021 (b) (c)	10,000	10,000

Series 2020-ZF0929, Rev., VRDO, LOC: Bank of America NA, 0.06%, 3/5/2021 (b) (c)	3,755	3,755

Series 2020-ZM0807, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/5/2021 (b) (c)	5,950	5,950

Series 2016-ZF0464, Rev., VRDO, LOC: Royal Bank of Canada, 0.07%, 3/5/2021 (b) (c)	15,000	15,000

Series 2017-XF0598, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 3/5/2021 (b) (c)	3,000	3,000

Series 2017-XF2481, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	2,160	2,160

Series 2018-XF0685, Rev., VRDO, LIQ: TD Bank NA, 0.07%, 3/5/2021 (b) (c)	7,125	7,125

Series 2019-XF0858, Rev., VRDO, LIQ: Bank of America NA, 0.07%, 3/5/2021 (b) (c)	2,800	2,800

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2020-XF2910, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	7,730	7,730

Series 2020-XL0153, Rev., VRDO, LOC: Barclays Bank plc, 0.07%, 3/5/2021 (b) (c)	2,500	2,500

Series 2020-XF2914, Rev., VRDO, LOC: Barclays Bank plc, 0.08%, 3/5/2021 (b) (c)	22,640	22,640

Town of Bedford Series 2020B, GO, BAN, 1.50%, 3/15/2021	700	700

Town of Big Flats GO, BAN, 1.75%, 3/19/2021	1,760	1,761

Triborough Bridge and Tunnel Authority

Series 2001C, Rev., VRDO, LOC: State Street Bank & Trust, 0.01%, 3/1/2021 (b)	680	680

Series 2002F, Rev., VRDO, LOC: Citibank NA, 0.02%, 3/1/2021 (b)	7,440	7,440

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2003 B-1, Rev., VRDO, LOC: Bank of America NA, 0.01%, 3/1/2021 (b)	7,065	7,065

Trust for Cultural Resources of The City of New York (The) Series 2006A-2, Rev., VRDO, 0.03%, 3/5/2021 (b)	125	125

Victor Central School District Series 2020B, GO, BAN, 1.25%, 9/17/2021	2,560	2,573

Village of Bronxville Series 2020A, GO, BAN, 1.50%, 4/30/2021	7,198	7,199

Village of Pelham Series 2020A, GO, BAN, 1.25%, 9/17/2021	1,506	1,513

Village of Springville GO, BAN, 1.25%, 11/23/2021	2,000	2,011

Wantagh Union Free School District GO, TAN, 1.50%, 6/25/2021	6,750	6,774

Waterloo Central School District GO, BAN, 1.25%, 6/25/2021	11,717	11,741

West Genesee Central School District

Series 2020A, GO, BAN, 2.00%, 6/30/2021	1,960	1,969

Series 2020B, GO, BAN, 2.00%, 7/23/2021	1,601	1,609

Total Municipal Bonds (Cost $649,387)		649,387

	SHARES (000)
Variable Rate Demand Preferred Shares — 11.6%

New York — 11.6%

BlackRock MuniYield New York Quality Fund, Inc. Series W7-2477, LIQ: TD Bank NA, 0.11%, 3/5/2021 # (c)	40,000	40,000

INVESTMENTS (a)	SHARES (000)	VALUE ($000)

New York — continued

Nuveen New York AMT-Free Quality Municipal Income Fund Series 3, LIQ: Sumitomo Mitsui Banking Corp., 0.08%, 3/5/2021 # (c)	28,200	28,200

Nuveen New York Quality Municipal Income Fund Series 1, LIQ: TD Bank NA, 0.11%, 3/5/2021 # (c)	20,500	20,500

Total Variable Rate Demand Preferred Shares (Cost $88,700)		88,700

Total Investments — 96.8% (Cost $738,087)*		738,087
Other Assets Less Liabilities — 3.2%		24,411

NET ASSETS — 100.0%		762,498

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
RAN	Revenue Anticipation Note
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2021.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2021

(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund		JPMorgan Securities Lending Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$63,916,051		$1,161,994		$2,106,161
Repurchase agreements, at value	10,318,000		—		62,084
Cash	400,002		—	(a)	1
Receivables:
Investment securities sold	—		41,180		—
Interest from non-affiliates	22,995		2,500		733
Interest from affiliates	3		—		—

Total Assets	74,657,051		1,205,674		2,168,979

LIABILITIES:
Payables:
Distributions	3,404		30		249
Investment securities purchased	—		140		—
Accrued liabilities:
Investment advisory fees	3,442		75		29
Administration fees	2,503		55		25
Distribution fees	—	(a)	—		—
Service fees	292		—		—
Custodian and accounting fees	516		37		43
Trustees’ and Chief Compliance Officer’s fees	15		—		—	(a)
Other	2,606		86		46

Total Liabilities	12,778		423		392

Net Assets	$74,644,273		$1,205,251		$2,168,587

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
NET ASSETS:
Paid-in-Capital	$74,641,130	$1,205,115	$2,168,130
Total distributable earnings (loss)	3,143	136	457

Total Net Assets	$74,644,273	$1,205,251	$2,168,587

Net Assets:
Academy	$1,011,973	$—	$—
Agency	1,492,906	23,163	—
Agency SL	—	—	2,168,587
Capital	42,867,638	37,889	—
Class C	734	—	—
Empower	25	—	—
IM	7,515,957	665,960	—
Institutional Class	19,063,596	478,239	—
Morgan	1,353,316	—	—
Premier	1,337,044	—	—
Reserve	1,084	—	—

Total	$74,644,273	$1,205,251	$2,168,587

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	1,011,360	—	—
Agency	1,491,652	23,151	—
Agency SL	—	—	2,168,369
Capital	42,845,400	37,868	—
Class C	734	—	—
Empower	25	—	—
IM	7,511,687	665,608	—
Institutional Class	19,053,190	477,993	—
Morgan	1,351,890	—	—
Premier	1,336,167	—	—
Reserve	1,083	—	—

Net Asset Value offering and redemption price per share
Academy	$1.0006	$—	$—
Agency	1.0008	1.0005	—
Agency SL	—	—	1.0001
Capital	1.0005	1.0006	—
Class C	1.0005	—	—
Empower	1.0005	—	—
IM	1.0006	1.0005	—
Institutional Class	1.0005	1.0005	—
Morgan	1.0011	—	—
Premier	1.0007	—	—
Reserve	1.0009	—	—

Cost of investments in non-affiliates	$63,907,823	$1,161,886	$2,105,735
Cost of repurchase agreements	10,318,000	—	62,084

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	83

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2021 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$10,645,355	$151,819,474	$24,214,918
Repurchase agreements, at value	1,482,000	72,313,535	5,919,116
Cash	15,001	1,586,455	650,962
Receivables:
Investment securities sold	—	—	49,965
Fund shares sold	—	147,139	—
Interest from non-affiliates	3,695	47,530	4,896
Interest from affiliates	—	9	4

Total Assets	12,146,051	225,914,142	30,839,861

LIABILITIES:
Payables:
Distributions	253	2,299	236
Investment securities purchased	—	5,506,308	790,208
Investment securities purchased—delayed delivery securities	—	1,124,887	—
Fund shares redeemed	—	134,310	—
Accrued liabilities:
Investment advisory fees	770	6,741	760
Administration fees	548	5,046	591
Service fees	275	642	130
Custodian and accounting fees	87	728	160
Trustees’ and Chief Compliance Officer’s fees	1	24	1
Other	228	3,281	434

Total Liabilities	2,162	6,784,266	792,520

Net Assets	$12,143,889	$219,129,876	$30,047,341

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$12,144,211	$219,133,360	$30,048,153
Total distributable earnings (loss)	(322)	(3,484)	(812)

Total Net Assets	$12,143,889	$219,129,876	$30,047,341

Net Assets:
Academy	$—	$3,689,489	$17,600
Agency	1,234,800	16,148,773	1,865,281
Capital	4,806,805	143,184,525	13,539,346
Class C	33,821	—	393,546
E*Trade	—	404,756	—
Empower	—	500,028	25
IM	—	7,317,310	24,276
Institutional Class	3,055,814	39,608,624	12,055,194
Investor	6,189	842,931	16,604
Morgan	627,541	1,870,723	436,183
Premier	2,373,258	5,020,827	1,694,724
Reserve	5,661	27,414	4,562
Service	—	514,476	—

Total	$12,143,889	$219,129,876	$30,047,341

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	3,689,474	17,600
Agency	1,234,818	16,148,833	1,865,334
Capital	4,806,827	143,186,414	13,539,527
Class C	33,822	—	393,553
E*Trade	—	404,758	—
Empower	—	500,028	25
IM	—	7,317,469	24,276
Institutional Class	3,055,866	39,609,891	12,055,697
Investor	6,189	842,960	16,605
Morgan	627,555	1,870,696	436,209
Premier	2,373,299	5,020,874	1,694,762
Reserve	5,662	27,414	4,562
Service	—	514,529	—
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$10,645,355	$151,819,474	$24,214,918
Cost of repurchase agreements	1,482,000	72,313,535	5,919,116

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	85

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2021 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$2,853,294		$93,436,082	$9,341,412
Cash	81,129		2,081,399	1
Receivables:
Investment securities sold	—		—	1,216
Investment securities sold—delayed delivery securities	—		—	4,635
Fund shares sold	81,134		—	—
Interest from non-affiliates	277		15,312	14,066
Interest from affiliates	—	(a)	11	—

Total Assets	3,015,834		95,532,804	9,361,330

LIABILITIES:
Payables:
Distributions	8		273	140
Investment securities purchased	25,323		1,707,235	26,656
Investment securities purchased—delayed delivery securities	—		—	6,524
Fund shares redeemed	75,041		—	—
Accrued liabilities:
Investment advisory fees	94		3,360	494
Administration fees	71		2,494	355
Service fees	—		25	35
Custodian and accounting fees	17		447	61
Trustees’ and Chief Compliance Officer’s fees	—	(a)	5	1
Other	173		4,105	123

Total Liabilities	100,727		1,717,944	34,389

Net Assets	$2,915,107		$93,814,860	$9,326,941

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$2,915,285	$93,815,320	$9,326,957
Total distributable earnings (loss)	(178)	(460)	(16)

Total Net Assets	$2,915,107	$93,814,860	$9,326,941

Net Assets:
Academy	$—	$17,600	$—
Agency	318,757	4,187,912	372,457
Capital	—	58,366,269	—
Empower	—	25	—
IM	—	227	—
Institutional Class	2,344,288	24,097,829	6,858,653
Morgan	53,546	2,251,619	22,830
Premier	198,516	1,999,999	498,856
Reserve	—	2,893,380	1,574,145

Total	$2,915,107	$93,814,860	$9,326,941

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	17,600	—
Agency	318,804	4,187,932	372,452
Capital	—	58,366,487	—
Empower	—	25	—
IM	—	227	—
Institutional Class	2,344,681	24,097,933	6,858,410
Morgan	53,554	2,251,628	22,830
Premier	198,540	2,000,007	498,787
Reserve	—	2,893,390	1,574,024
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$2,853,294	$93,436,082	$9,341,412

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	87

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2021 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,036,425	$298,816	$738,087
Cash	16	1	5
Receivables:
Investment securities sold	1,065	—	22,836
Interest from non-affiliates	1,711	952	1,750

Total Assets	1,039,217	299,769	762,678

LIABILITIES:
Payables:
Distributions	7	3	9
Investment securities purchased	352	—	—
Investment securities purchased—delayed delivery securities	1,510	—	—
Accrued liabilities:
Investment advisory fees	60	7	41
Administration fees	43	5	29
Service fees	8	2	25
Custodian and accounting fees	15	13	16
Other	453	106	60

Total Liabilities	2,448	136	180

Net Assets	$1,036,769	$299,633	$762,498

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$1,036,614	$299,655	$762,522
Total distributable earnings (loss)	155	(22)	(24)

Total Net Assets	$1,036,769	$299,633	$762,498

Net Assets:
Agency	$60,879	$21,715	$72,812
E*Trade	—	—	—
Institutional Class	834,116	156,740	532,580
Morgan	43,853	7,122	59,934
Premier	69,237	101,991	91,945
Reserve	—	—	1,498
Service	28,684	12,065	3,729

Total	$1,036,769	$299,633	$762,498

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	60,869	21,709	72,812
E*Trade	—	—	—
Institutional Class	833,986	156,701	532,583
Morgan	43,846	7,120	59,934
Premier	69,225	101,963	91,940
Reserve	—	—	1,498
Service	28,679	12,062	3,730
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$1,036,425	$298,816	$738,087

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	89

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2021

(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$351,318	$6,571	$16,646
Interest income from affiliates	470	—	—

Total investment income	351,788	6,571	16,646

EXPENSES:
Investment advisory fees	57,696	1,323	2,474
Administration fees	35,622	813	1,521
Distribution fees (See Note 4)	11	—	—
Service fees (See Note 4)	54,451	562	—
Custodian and accounting fees	1,891	151	190
Interest expense to affiliates	—	3	— (a)
Professional fees	772	65	78
Trustees’ and Chief Compliance Officer’s fees	251	30	35
Printing and mailing costs	36	11	11
Registration and filing fees	2,158	143	51
Transfer agency fees (See Note 2.F.)	2,058	134	95
Other	488	19	43

Total expenses	155,434	3,254	4,498

Less fees waived	(25,071)	(472)	(2,643)
Less expense reimbursements	(48)	(5)	—

Net expenses	130,315	2,777	1,855

Net investment income (loss)	221,473	3,794	14,791

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(4,387)	38	32
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(13,881)	27	(388)

Net realized/unrealized gains (losses)	(18,268)	65	(356)

Change in net assets resulting from operations	$203,205	$3,859	$14,435

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$60,557	$537,402	$90,106
Interest income from affiliates	18	6,408	1,035
Income from interfund lending (net)	112	—	—

Total investment income	60,687	543,810	91,141

EXPENSES:
Investment advisory fees	9,783	153,971	24,578
Administration fees	6,054	95,588	15,219
Distribution fees (See Note 4)	1,049	8,441	3,094
Service fees (See Note 4)	19,345	151,695	30,404
Custodian and accounting fees	361	2,579	521
Interest expense to affiliates	3	—	—
Professional fees	173	1,877	350
Trustees’ and Chief Compliance Officer’s fees	63	617	119
Printing and mailing costs	87	595	15
Registration and filing fees	622	803	331
Transfer agency fees (See Note 2.F.)	331	3,590	664
Other	1	1,084	277

Total expenses	37,872	420,840	75,572

Less fees waived	(7,167)	(104,389)	(22,157)
Less expense reimbursements	(4)	—	—	(a)

Net expenses	30,701	316,451	53,415

Net investment income (loss)	29,986	227,359	37,726

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(105)	2,189	147

Change in net assets resulting from operations	$29,881	$229,548	$37,873

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	91

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2021 (continued)

(Amounts in thousands)

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund		JPMorgan Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10,876	$295,179		$57,201
Interest income from affiliates	45	2,211		—

Total investment income	10,921	297,390		57,201

EXPENSES:
Investment advisory fees	2,813	84,928		8,713
Administration fees	1,749	52,344		5,406
Distribution fees (See Note 4)	53	8,543		3,420
Service fees (See Note 4)	4,224	93,200		15,441
Custodian and accounting fees	85	1,873		267
Interest expense to affiliates	1	—		11
Professional fees	75	1,055		166
Trustees’ and Chief Compliance Officer’s fees	36	347		60
Printing and mailing costs	92	336		28
Registration and filing fees	118	4,194		50
Transfer agency fees (See Note 2.F.)	87	2,106		200
Other	90	536		100

Total expenses	9,423	249,462		33,862

Less fees waived	(3,028)	(63,706)		(10,209)
Less expense reimbursements	—	—	(a)	—

Net expenses	6,395	185,756		23,653

Net investment income (loss)	4,526	111,634		33,548

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	103	349		326

Change in net assets resulting from operations	$4,629	$111,983		$33,874

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$7,257	$2,303	$8,409

Total investment income	7,257	2,303	8,409

EXPENSES:
Investment advisory fees	977	382	1,047
Administration fees	607	235	652
Distribution fees (See Note 4)	311	120	98
Service fees (See Note 4)	1,731	874	2,117
Custodian and accounting fees	71	57	79
Interest expense to affiliates	4	1	5
Professional fees	65	53	67
Trustees’ and Chief Compliance Officer’s fees	29	27	30
Printing and mailing costs	57	3	4
Registration and filing fees	137	67	91
Transfer agency fees (See Note 2.F.)	39	14	55
Other	21	10	18

Total expenses	4,049	1,843	4,263

Less fees waived	(1,156)	(741)	(1,023)

Net expenses	2,893	1,102	3,240

Net investment income (loss)	4,364	1,201	5,169

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	240	4	35

Change in net assets resulting from operations	$4,604	$1,205	$5,204

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	93

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$221,473	$1,144,375	$3,794	$11,832
Net realized gain (loss)	(4,387)	218	38	51
Change in net unrealized appreciation/depreciation	(13,881)	13,052	27	114

Change in net assets resulting from operations	203,205	1,157,645	3,859	11,997

DISTRIBUTIONS TO SHAREHOLDERS:
Academy (a)	(5,115)	(457)	—	—
Agency	(6,701)	(49,744)	(109)	(618)
Capital	(125,957)	(597,060)	(969)	(2,326)
Class C	— (b)	(13)	—	—
Empower (c)	— (b)	—	—	—
IM	(21,519)	(117,603)	(1,844)	(5,287)
Institutional Class	(54,268)	(289,111)	(885)	(3,653)
Morgan	(3,813)	(48,418)	—	—
Premier	(4,287)	(41,832)	—	—
Reserve	(7)	(183)	—	—

Total distributions to shareholders	(221,667)	(1,144,421)	(3,807)	(11,884)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	11,621,607	15,946,055	234,831	26,906

NET ASSETS:
Change in net assets	11,603,145	15,959,279	234,883	27,019
Beginning of period	63,041,128	47,081,849	970,368	943,349

End of period	$74,644,273	$63,041,128	$1,205,251	$970,368

(a)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan Prime Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,791	$75,333	$29,986	$154,259
Net realized gain (loss)	32	10	(105)	25
Change in net unrealized appreciation/depreciation	(388)	331	—	—

Change in net assets resulting from operations	14,435	75,674	29,881	154,284

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	—	—	(4,177)	(16,604)
Agency SL	(14,799)	(75,337)	—	—
Capital	—	—	(8,499)	(30,328)
Class C	—	—	(23)	(277)
Institutional Class	—	—	(10,443)	(62,194)
Investor	—	—	(5)	(127)
Morgan	—	—	(1,023)	(6,659)
Premier	—	—	(5,822)	(38,021)
Reserve	—	—	(5)	(65)

Total distributions to shareholders	(14,799)	(75,337)	(29,997)	(154,275)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,286,873)	589,948	1,377,345	5,465,305

NET ASSETS:
Change in net assets	(1,287,237)	590,285	1,377,229	5,465,314
Beginning of period	3,455,824	2,865,539	10,766,660	5,301,346

End of period	$2,168,587	$3,455,824	$12,143,889	$10,766,660

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	95

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$227,359	$2,820,670	$37,726	$552,404
Net realized gain (loss)	2,189	(82)	147	(198)

Change in net assets resulting from operations	229,548	2,820,588	37,873	552,206

DISTRIBUTIONS TO SHAREHOLDERS:
Academy (a) (b)	(943)	(216)	— (c)	—
Agency	(14,865)	(230,142)	(1,871)	(38,568)
Capital	(155,537)	(1,543,302)	(18,293)	(146,413)
Class C	—	—	(66)	(3,629)
E*Trade	(91)	(3,113)	—	—
Eagle Class (d)	—	(16,148)	—	—
Eagle Private Wealth Class (e)	—	— (c)	—	—
Empower (f)	(3)	—	— (c)	—
IM	(11,890)	(130,326)	(59)	(10,160)
Institutional Class	(40,132)	(768,011)	(16,365)	(322,365)
Investor	(408)	(15,053)	(14)	(518)
Morgan	(1,050)	(28,533)	(280)	(11,478)
Premier	(2,239)	(64,204)	(777)	(19,186)
Reserve	(9)	(268)	(2)	(88)
Service	(192)	(21,354)	—	—

Total distributions to shareholders	(227,359)	(2,820,670)	(37,727)	(552,405)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	59,925,595	13,842,318	(1,070,505)	1,434,312

NET ASSETS:
Change in net assets	59,927,784	13,842,236	(1,070,359)	1,434,113
Beginning of period	159,202,092	145,359,856	31,117,700	29,683,587

End of period	$219,129,876	$159,202,092	$30,047,341	$31,117,700

(a)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan U.S. Government Money Market Fund.
(b)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan U.S. Treasury Plus Money Market Fund.
(c)	Amount rounds to less than one thousand.
(d)	Liquidated on November 25, 2019 for JPMorgan U.S. Government Money Market Fund.
(e)	Liquidated on December 9, 2019 for JPMorgan U.S. Government Money Market Fund.
(f)	Commencement of offering of class of shares effective February 23, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,526	$51,909	$111,634	$1,071,524
Net realized gain (loss)	103	119	349	711

Change in net assets resulting from operations	4,629	52,028	111,983	1,072,235

DISTRIBUTIONS TO SHAREHOLDERS:
Academy (a)	—	—	— (b)	—
Agency	(416)	(3,685)	(4,948)	(66,255)
Capital	—	—	(68,689)	(546,192)
Empower (c)	—	—	— (b)	—
IM (d)	—	—	(139)	(25)
Institutional Class	(4,032)	(45,076)	(34,267)	(364,514)
Morgan	(26)	(515)	(1,042)	(29,187)
Premier	(165)	(2,733)	(1,692)	(38,642)
Reserve	—	—	(858)	(27,410)

Total distributions to shareholders	(4,639)	(52,009)	(111,635)	(1,072,225)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(153,564)	(681,168)	27,696,843	16,533,512

NET ASSETS:
Change in net assets	(153,574)	(681,149)	27,697,191	16,533,522
Beginning of period	3,068,681	3,749,830	66,117,669	49,584,147

End of period	$2,915,107	$3,068,681	$93,814,860	$66,117,669

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.
(d)	Commencement of offering of class of shares effective January 15, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	97

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$33,548	$159,638	$4,364	$30,385
Net realized gain (loss)	326	33	240	113

Change in net assets resulting from operations	33,874	159,671	4,604	30,498

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(2,119)	(9,975)	(392)	(1,494)
Eagle Class (a)	—	—	—	(1,387)
Institutional Class	(27,418)	(128,036)	(3,533)	(25,445)
Morgan	(38)	(91)	(97)	(185)
Premier	(1,861)	(9,288)	(326)	(1,279)
Reserve	(2,180)	(12,603)	—	—
Service	—	—	(93)	(749)

Total distributions to shareholders	(33,616)	(159,993)	(4,441)	(30,539)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(3,194,896)	(4,045,909)	(1,003,518)	(1,058,068)

NET ASSETS:
Change in net assets	(3,194,638)	(4,046,231)	(1,003,355)	(1,058,109)
Beginning of period	12,521,579	16,567,810	2,040,124	3,098,233

End of period	$9,326,941	$12,521,579	$1,036,769	$2,040,124

(a)	Liquidated on November 25, 2019 for JPMorgan Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,201	$4,781	$5,169	$21,721
Net realized gain (loss)	4	248	35	242

Change in net assets resulting from operations	1,205	5,029	5,204	21,963

DISTRIBUTIONS TO SHAREHOLDERS:
Agency (a)	(96)	(124)	(616)	(2,365)
Eagle Class (b)	—	(24)	—	(60)
Institutional Class (a)	(768)	(2,358)	(3,505)	(10,243)
Morgan	(14)	(18)	(148)	(1,002)
Premier	(315)	(2,220)	(1,128)	(7,987)
Reserve	—	—	(2)	(10)
Service	(29)	(270)	(12)	(91)

Total distributions to shareholders	(1,222)	(5,014)	(5,411)	(21,758)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(277,067)	187,235	(1,939,822)	1,727,911

NET ASSETS:
Change in net assets	(277,084)	187,250	(1,940,029)	1,728,116
Beginning of period	576,717	389,467	2,702,527	974,411

End of period	$299,633	$576,717	$762,498	$2,702,527

(a)	Commencement of offering of class of shares effective March 1, 2019.
(b)	Liquidated on November 25, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	99

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Academy (a)
Proceeds from shares issued	$10,812,924	$150,020	$—	$—
Distributions reinvested	4,954	457	—	—
Cost of shares redeemed	(9,958,527)	—	—	—

Change in net assets resulting from Academy capital transactions	859,351	150,477	—	—

Agency
Proceeds from shares issued	193,502,553	214,440,317	92,536	141,665
Distributions reinvested	905	6,895	—	— (b)
Cost of shares redeemed	(194,527,084)	(214,403,768)	(111,100)	(117,118)

Change in net assets resulting from Agency capital transactions	(1,023,626)	43,444	(18,564)	24,547

Capital
Proceeds from shares issued	209,438,972	203,523,806	910,083	1,037,579
Distributions reinvested	50,747	212,739	5	14
Cost of shares redeemed	(200,291,129)	(196,787,160)	(1,100,429)	(882,404)

Change in net assets resulting from Capital capital transactions	9,198,590	6,949,385	(190,341)	155,189

Class C
Proceeds from shares issued	144	—	—	—
Distributions reinvested	— (b)	13	—	—
Cost of shares redeemed	(216)	(425)	—	—

Change in net assets resulting from Class C capital transactions	(72)	(412)	—	—

Empower (c)
Proceeds from shares issued	25	—	—	—
Distributions reinvested	— (b)	—	—	—

Change in net assets resulting from Empower capital transactions	25	—	—	—

IM
Proceeds from shares issued	63,328,864	53,762,592	10,095,234	5,668,758
Distributions reinvested	424	2,352	1	— (b)
Cost of shares redeemed	(61,356,133)	(50,121,236)	(9,820,586)	(5,752,779)

Change in net assets resulting from IM capital transactions	1,973,155	3,643,708	274,649	(84,021)

Institutional Class
Proceeds from shares issued	109,426,840	85,497,068	3,710,832	2,757,931
Distributions reinvested	9,243	48,602	12	1
Cost of shares redeemed	(105,976,352)	(81,633,030)	(3,541,757)	(2,826,741)

Change in net assets resulting from Institutional Class capital transactions	3,459,731	3,912,640	169,087	(68,809)

Morgan
Proceeds from shares issued	361,658,306	613,721,690	—	—
Distributions reinvested	289	3,561	—	—
Cost of shares redeemed	(363,184,162)	(613,239,003)	—	—

Change in net assets resulting from Morgan capital transactions	(1,525,567)	486,248	—	—

Premier
Proceeds from shares issued	64,986,438	69,228,079	—	—
Distributions reinvested	156	1,244	—	—
Cost of shares redeemed	(66,295,646)	(68,467,754)	—	—

Change in net assets resulting from Premier capital transactions	(1,309,052)	761,569	—	—

Reserve
Proceeds from shares issued	223,787	2,424,770	—	—
Distributions reinvested	1	23	—	—
Cost of shares redeemed	(234,716)	(2,425,797)	—	—

Change in net assets resulting from Reserve capital transactions	(10,928)	(1,004)	—	—

Total change in net assets resulting from capital transactions	$11,621,607	$15,946,055	$234,831	$26,906

(a)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan Prime Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Academy (a)
Issued	10,806,224	149,975	—	—
Reinvested	4,950	457	—	—
Redeemed	(9,950,246)	—	—	—

Change in Academy Shares	860,928	150,432	—	—

Agency
Issued	193,317,779	214,348,639	92,498	141,661
Reinvested	904	6,892	—	— (b)
Redeemed	(194,342,963)	(214,312,930)	(111,041)	(117,115)

Change in Agency Shares	(1,024,280)	42,601	(18,543)	24,546

Capital
Issued	209,314,230	203,471,472	909,700	1,037,557
Reinvested	50,715	212,670	5	14
Redeemed	(200,185,491)	(196,736,156)	(1,099,996)	(882,346)

Change in Capital Shares	9,179,454	6,947,986	(190,291)	155,225

Class C
Issued	144	—	—	—
Reinvested	— (b)	13	—	—
Redeemed	(216)	(425)	—	—

Change in Class C Shares	(72)	(412)	—	—

Empower (c)
Issued	25	—	—	—
Reinvested	— (b)	—	—	—

Change in Empower Shares	25	—	—	—

IM
Issued	63,290,845	53,745,178	10,089,303	5,668,624
Reinvested	424	2,351	1	— (b)
Redeemed	(61,318,187)	(50,104,592)	(9,815,078)	(5,752,627)

Change in IM Shares	1,973,082	3,642,937	274,226	(84,003)

Institutional Class
Issued	109,359,201	85,474,302	3,708,890	2,757,820
Reinvested	9,237	48,585	12	1
Redeemed	(105,914,893)	(81,611,351)	(3,540,013)	(2,826,628)

Change in Institutional Class Shares	3,453,545	3,911,536	168,889	(68,807)

Morgan
Issued	361,242,207	613,432,479	—	—
Reinvested	288	3,560	—	—
Redeemed	(362,768,920)	(612,952,228)	—	—

Change in Morgan Shares	(1,526,425)	483,811	—	—

Premier
Issued	64,934,609	69,204,821	—	—
Reinvested	156	1,244	—	—
Redeemed	(66,243,682)	(68,444,952)	—	—

Change in Premier Shares	(1,308,917)	761,113	—	—

Reserve
Issued	223,644	2,423,689	—	—
Reinvested	1	23	—	—
Redeemed	(234,570)	(2,424,725)	—	—

Change in Reserve Shares	(10,925)	(1,013)	—	—

(a)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan Prime Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	101

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$—	$—	$2,558,142	$2,393,073
Distributions reinvested	—	—	1,694	2,765
Cost of shares redeemed	—	—	(2,777,765)	(1,485,097)

Change in net assets resulting from Agency capital transactions	—	—	(217,929)	910,741

Agency SL
Proceeds from shares issued	28,133,590	24,507,300	—	—
Distributions reinvested	—	1	—	—
Cost of shares redeemed	(29,420,463)	(23,917,353)	—	—

Change in net assets resulting from Agency SL capital transactions	(1,286,873)	589,948	—	—

Capital
Proceeds from shares issued	—	—	8,655,873	3,670,986
Distributions reinvested	—	—	3,477	12,365
Cost of shares redeemed	—	—	(6,148,396)	(1,945,970)

Change in net assets resulting from Capital capital transactions	—	—	2,510,954	1,737,381

Class C
Proceeds from shares issued	—	—	65,821	13,606
Distributions reinvested	—	—	23	275
Cost of shares redeemed	—	—	(50,447)	(17,530)

Change in net assets resulting from Class C capital transactions	—	—	15,397	(3,649)

Institutional Class
Proceeds from shares issued	—	—	4,789,318	4,691,517
Distributions reinvested	—	—	2,591	21,795
Cost of shares redeemed	—	—	(5,148,812)	(4,018,108)

Change in net assets resulting from Institutional Class capital transactions	—	—	(356,903)	695,204

Investor
Proceeds from shares issued	—	—	4,376	3,928
Distributions reinvested	—	—	5	127
Cost of shares redeemed	—	—	(6,096)	(4,298)

Change in net assets resulting from Investor capital transactions	—	—	(1,715)	(243)

Morgan
Proceeds from shares issued	—	—	774,116	622,663
Distributions reinvested	—	—	1,010	6,392
Cost of shares redeemed	—	—	(690,894)	(393,322)

Change in net assets resulting from Morgan capital transactions	—	—	84,232	235,733

Premier
Proceeds from shares issued	—	—	5,412,304	4,742,192
Distributions reinvested	—	—	2,611	11,491
Cost of shares redeemed	—	—	(6,073,471)	(2,862,793)

Change in net assets resulting from Premier capital transactions	—	—	(658,556)	1,890,890

Reserve
Proceeds from shares issued	—	—	3,931	410
Distributions reinvested	—	—	5	64
Cost of shares redeemed	—	—	(2,071)	(1,226)

Change in net assets resulting from Reserve capital transactions	—	—	1,865	(752)

Total change in net assets resulting from capital transactions	$(1,286,873)	$589,948	$1,377,345	$5,465,305

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Agency
Issued	—	—	2,558,142	2,393,073
Reinvested	—	—	1,694	2,765
Redeemed	—	—	(2,777,765)	(1,485,097)

Change in Agency Shares	—	—	(217,929)	910,741

Agency SL
Issued	28,129,071	24,504,701	—	—
Reinvested	—	1	—	—
Redeemed	(29,415,847)	(23,914,801)	—	—

Change in Agency SL Shares	(1,286,776)	589,901	—	—

Capital
Issued	—	—	8,655,873	3,670,986
Reinvested	—	—	3,477	12,365
Redeemed	—	—	(6,148,396)	(1,945,970)

Change in Capital Shares	—	—	2,510,954	1,737,381

Class C
Issued	—	—	65,821	13,606
Reinvested	—	—	23	275
Redeemed	—	—	(50,447)	(17,530)

Change in Class C Shares	—	—	15,397	(3,649)

Institutional Class
Issued	—	—	4,789,318	4,691,517
Reinvested	—	—	2,591	21,795
Redeemed	—	—	(5,148,812)	(4,018,108)

Change in Institutional Class Shares	—	—	(356,903)	695,204

Investor
Issued	—	—	4,376	3,928
Reinvested	—	—	5	127
Redeemed	—	—	(6,096)	(4,298)

Change in Investor Shares	—	—	(1,715)	(243)

Morgan
Issued	—	—	774,116	622,661
Reinvested	—	—	1,010	6,392
Redeemed	—	—	(690,894)	(393,322)

Change in Morgan Shares	—	—	84,232	235,731

Premier
Issued	—	—	5,412,304	4,742,192
Reinvested	—	—	2,611	11,491
Redeemed	—	—	(6,073,471)	(2,862,793)

Change in Premier Shares	—	—	(658,556)	1,890,890

Reserve
Issued	—	—	3,931	410
Reinvested	—	—	5	64
Redeemed	—	—	(2,071)	(1,226)

Change in Reserve Shares	—	—	1,865	(752)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	103

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Academy (a) (b)
Proceeds from shares issued	$12,944,824	$85,020	$17,600	$—
Distributions reinvested	681	6	— (c)	—
Cost of shares redeemed	(9,341,057)	—	—	—

Change in net assets resulting from Academy capital transactions	3,604,448	85,026	17,600	—

Agency
Proceeds from shares issued	1,600,808,292	1,276,267,711	152,635,506	170,809,933
Distributions reinvested	512	9,104	241	3,887
Cost of shares redeemed	(1,598,792,375)	(1,273,257,104)	(152,514,765)	(171,083,496)

Change in net assets resulting from Agency capital transactions	2,016,429	3,019,711	120,982	(269,676)

Capital
Proceeds from shares issued	1,460,504,688	1,239,463,988	165,049,187	76,540,607
Distributions reinvested	78,945	689,238	6,742	33,856
Cost of shares redeemed	(1,403,663,957)	(1,227,280,092)	(161,462,580)	(73,053,662)

Change in net assets resulting from Capital capital transactions	56,919,676	12,873,134	3,593,349	3,520,801

Class C
Proceeds from shares issued	—	—	368,506	222,137
Distributions reinvested	—	—	66	3,629
Cost of shares redeemed	—	—	(267,852)	(308,170)

Change in net assets resulting from Class C capital transactions	—	—	100,720	(82,404)

E*Trade
Proceeds from shares issued	347,481	228,719	—	—
Distributions reinvested	91	3,113	—	—
Cost of shares redeemed	(241,169)	(208,477)	—	—

Change in net assets resulting from E*Trade capital transactions	106,403	23,355	—	—

Eagle Class (d)
Proceeds from shares issued	—	543,448	—	—
Distributions reinvested	—	14,518	—	—
Cost of shares redeemed	—	(4,416,056)	—	—

Change in net assets resulting from Eagle Class capital transactions	—	(3,858,090)	—	—

Eagle Private Wealth Class (e)
Distributions reinvested	—	— (c)	—	—
Cost of shares redeemed	—	(21)	—	—

Change in net assets resulting from Eagle Private Wealth Class capital transactions	—	(21)	—	—

Empower (f)
Proceeds from shares issued	500,025	—	25	—
Distributions reinvested	3	—	— (c)	—

Change in net assets resulting from Empower capital transactions	500,028	—	25	—

IM
Proceeds from shares issued	55,334,290	53,182,765	162,293	1,226,373
Distributions reinvested	1,164	40,503	—	6,783
Cost of shares redeemed	(55,462,128)	(51,888,343)	(175,446)	(2,647,217)

Change in net assets resulting from IM capital transactions	(126,674)	1,334,925	(13,153)	(1,414,061)

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	499,546,688	358,725,290	111,052,658	89,228,169
Distributions reinvested	10,718	510,121	4,900	221,403
Cost of shares redeemed	(503,195,206)	(357,857,934)	(115,889,477)	(90,328,833)

Change in net assets resulting from Institutional Class capital transactions	(3,637,800)	1,377,477	(4,831,919)	(879,261)

Investor
Proceeds from shares issued	716,851	317,919	309,268	170,196
Distributions reinvested	408	15,053	— (c)	11
Cost of shares redeemed	(559,132)	(775,851)	(322,601)	(168,853)

Change in net assets resulting from Investor capital transactions	158,127	(442,879)	(13,333)	1,354

Morgan
Proceeds from shares issued	290,553,607	311,978,401	95,567,595	166,379,043
Distributions reinvested	384	7,869	27	855
Cost of shares redeemed	(290,747,454)	(311,582,589)	(95,866,297)	(166,279,543)

Change in net assets resulting from Morgan capital transactions	(193,463)	403,681	(298,675)	100,355

Premier
Proceeds from shares issued	161,795,078	163,482,618	28,900,319	27,622,521
Distributions reinvested	310	5,220	350	6,993
Cost of shares redeemed	(160,870,362)	(162,337,604)	(28,645,366)	(27,171,290)

Change in net assets resulting from Premier capital transactions	925,026	1,150,234	255,303	458,224

Reserve
Proceeds from shares issued	457,562	13,945	333,712	1,498
Distributions reinvested	9	268	2	87
Cost of shares redeemed	(450,986)	(12,851)	(335,118)	(2,605)

Change in net assets resulting from Reserve capital transactions	6,585	1,362	(1,404)	(1,020)

Service
Proceeds from shares issued	216,977	335,160	—	—
Distributions reinvested	192	21,353	—	—
Cost of shares redeemed	(570,359)	(2,482,110)	—	—

Change in net assets resulting from Service capital transactions	(353,190)	(2,125,597)	—	—

Total change in net assets resulting from capital transactions	$59,925,595	$13,842,318	$(1,070,505)	$1,434,312

(a)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan U.S. Government Money Market Fund.
(b)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan U.S. Treasury Plus Money Market Fund.
(c)	Amount rounds to less than one thousand.
(d)	Liquidated on November 25, 2019 for JPMorgan U.S. Government Money Market Fund.
(e)	Liquidated on December 9, 2019 for JPMorgan U.S. Government Money Market Fund.
(f)	Commencement of offering of class of shares effective February 23, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	105

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Academy (a) (b)
Issued	12,944,824	85,020	17,600	—
Reinvested	681	6	— (c)	—
Redeemed	(9,341,057)	—	—	—

Change in Academy Shares	3,604,448	85,026	17,600	—

Agency
Issued	1,600,808,292	1,276,267,274	152,635,506	170,809,890
Reinvested	512	9,104	241	3,887
Redeemed	(1,598,792,375)	(1,273,256,883)	(152,514,765)	(171,083,444)

Change in Agency Shares	2,016,429	3,019,495	120,982	(269,667)

Capital
Issued	1,460,504,688	1,239,463,766	165,049,187	76,540,547
Reinvested	78,945	689,238	6,742	33,856
Redeemed	(1,403,663,957)	(1,227,279,800)	(161,462,580)	(73,053,452)

Change in Capital Shares	56,919,676	12,873,204	3,593,349	3,520,951

Class C
Issued	—	—	368,506	222,129
Reinvested	—	—	66	3,629
Redeemed	—	—	(267,852)	(308,159)

Change in Class C Shares	—	—	100,720	(82,401)

E*Trade
Issued	347,481	228,715	—	—
Reinvested	91	3,114	—	—
Redeemed	(241,169)	(208,471)	—	—

Change in E*Trade Shares	106,403	23,358	—	—

Eagle Class (d)
Issued	—	543,315	—	—
Reinvested	—	14,518	—	—
Redeemed	—	(4,416,055)	—	—

Change in Eagle Class Shares	—	(3,858,222)	—	—

Eagle Private Wealth Class (e)
Reinvested	—	— (c)	—	—
Redeemed	—	(20)	—	—

Change in Eagle Private Wealth Class Shares	—	(20)	—	—

Empower (f)
Issued	500,025	—	25	—
Reinvested	3	—	— (c)	—

Change in Empower Shares	500,028	—	25	—

IM
Issued	55,334,290	53,182,729	162,293	1,226,280
Reinvested	1,164	40,503	—	6,783
Redeemed	(55,462,128)	(51,888,257)	(175,446)	(2,647,216)

Change in IM Shares	(126,674)	1,334,975	(13,153)	(1,414,153)

Institutional Class
Issued	499,546,688	358,725,178	111,052,658	89,227,998
Reinvested	10,718	510,121	4,900	221,403
Redeemed	(503,195,206)	(357,857,535)	(115,889,477)	(90,328,769)

Change in Institutional Class Shares	(3,637,800)	1,377,764	(4,831,919)	(879,368)

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS: (continued)
Investor
Issued	716,851	317,915	309,268	170,195
Reinvested	408	15,053	— (c)	11
Redeemed	(559,132)	(775,846)	(322,601)	(168,852)

Change in Investor Shares	158,127	(442,878)	(13,333)	1,354

Morgan
Issued	290,553,607	311,978,292	95,567,595	166,379,004
Reinvested	384	7,869	27	855
Redeemed	(290,747,454)	(311,582,523)	(95,866,297)	(166,279,491)

Change in Morgan Shares	(193,463)	403,638	(298,675)	100,368

Premier
Issued	161,795,078	163,482,569	28,900,319	27,622,517
Reinvested	310	5,220	350	6,993
Redeemed	(160,870,362)	(162,337,574)	(28,645,366)	(27,171,261)

Change in Premier Shares	925,026	1,150,215	255,303	458,249

Reserve
Issued	457,562	13,945	333,712	1,498
Reinvested	9	267	2	87
Redeemed	(450,986)	(12,851)	(335,118)	(2,605)

Change in Reserve Shares	6,585	1,361	(1,404)	(1,020)

Service
Issued	216,977	335,116	—	—
Reinvested	192	21,353	—	—
Redeemed	(570,359)	(2,482,066)	—	—

Change in Service Shares	(353,190)	(2,125,597)	—	—

(a)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan U.S. Government Money Market Fund.
(b)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan U.S. Treasury Plus Money Market Fund.
(c)	Amount rounds to less than one thousand.
(d)	Liquidated on November 25, 2019 for JPMorgan U.S. Government Money Market Fund.
(e)	Liquidated on December 9, 2019 for JPMorgan U.S. Government Money Market Fund.
(f)	Commencement of offering of class of shares effective February 23, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	107

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Academy (a)
Proceeds from shares issued	$—	$—	$49,400	$—
Distributions reinvested	—	—	— (b)	—
Cost of shares redeemed	—	—	(31,800)	—

Change in net assets resulting from Academy capital transactions	—	—	17,600	—

Agency
Proceeds from shares issued	2,560,354	2,960,215	463,009,206	388,303,998
Distributions reinvested	121	686	589	7,638
Cost of shares redeemed	(2,484,434)	(2,866,309)	(463,019,159)	(386,681,435)

Change in net assets resulting from Agency capital transactions	76,041	94,592	(9,364)	1,630,201

Capital
Proceeds from shares issued	—	—	382,146,647	298,441,950
Distributions reinvested	—	—	26,787	225,598
Cost of shares redeemed	—	—	(356,770,899)	(289,232,259)

Change in net assets resulting from Capital capital transactions	—	—	25,402,535	9,435,289

Empower (c)
Proceeds from shares issued	—	—	25	—
Distributions reinvested	—	—	— (b)	—

Change in net assets resulting from Empower capital transactions	—	—	25	—

IM
Proceeds from shares issued	—	—	431,773	18,801
Distributions reinvested	—	—	139	25
Cost of shares redeemed	—	—	(443,570)	(6,941)

Change in net assets resulting from IM capital transactions	—	—	(11,658)	11,885

Institutional Class
Proceeds from shares issued	12,654,908	9,696,291	113,569,290	71,922,177
Distributions reinvested	1,394	15,541	8,195	68,397
Cost of shares redeemed	(12,884,383)	(10,556,887)	(111,762,217)	(67,566,674)

Change in net assets resulting from Institutional Class capital transactions	(228,081)	(845,055)	1,815,268	4,423,900

Morgan
Proceeds from shares issued	88,923	50,871	75,789,478	84,584,237
Distributions reinvested	24	480	786	21,565
Cost of shares redeemed	(70,128)	(45,913)	(75,562,104)	(84,591,494)

Change in net assets resulting from Morgan capital transactions	18,819	5,438	228,160	14,308

Premier
Proceeds from shares issued	1,306,694	1,131,836	12,237,468	20,764,723
Distributions reinvested	60	765	244	7,211
Cost of shares redeemed	(1,327,097)	(1,068,744)	(12,774,776)	(20,294,193)

Change in net assets resulting from Premier capital transactions	(20,343)	63,857	(537,064)	477,741

Reserve
Proceeds from shares issued	—	—	16,083,935	18,891,281
Distributions reinvested	—	—	16	437
Cost of shares redeemed	—	—	(15,292,610)	(18,351,530)

Change in net assets resulting from Reserve capital transactions	—	—	791,341	540,188

Total change in net assets resulting from capital transactions	$(153,564)	$(681,168)	$27,696,843	$16,533,512

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.
(d)	Commencement of offering of class of shares effective January 15, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Academy (a)
Issued	—	—	49,400	—
Reinvested	—	—	— (b)	—
Redeemed	—	—	(31,800)	—

Change in Academy Shares	—	—	17,600	—

Agency
Issued	2,560,350	2,960,176	463,009,202	388,303,998
Reinvested	121	686	589	7,638
Redeemed	(2,484,420)	(2,866,254)	(463,019,159)	(386,681,435)

Change in Agency Shares	76,051	94,608	(9,368)	1,630,201

Capital
Issued	—	—	382,146,647	298,441,950
Reinvested	—	—	26,787	225,598
Redeemed	—	—	(356,770,851)	(289,232,259)

Change in Capital Shares	—	—	25,402,583	9,435,289

Empower (c)
Issued	—	—	25	—
Reinvested	—	—	— (b)	—

Change in Empower Shares	—	—	25	—

IM (d)
Issued	—	—	431,781	18,794
Reinvested	—	—	131	32
Redeemed	—	—	(443,570)	(6,941)

Change in IM Shares	—	—	(11,658)	11,885

Institutional Class
Issued	12,654,869	9,696,225	113,569,217	71,922,177
Reinvested	1,394	15,541	8,195	68,397
Redeemed	(12,884,348)	(10,556,853)	(111,762,217)	(67,566,674)

Change in Institutional Class Shares	(228,085)	(845,087)	1,815,195	4,423,900

Morgan
Issued	88,890	50,870	75,789,478	84,584,237
Reinvested	24	480	786	21,565
Redeemed	(70,095)	(45,908)	(75,562,098)	(84,591,494)

Change in Morgan Shares	18,819	5,442	228,166	14,308

Premier
Issued	1,306,688	1,131,835	12,237,468	20,764,723
Reinvested	60	765	244	7,211
Redeemed	(1,327,097)	(1,068,731)	(12,774,774)	(20,294,193)

Change in Premier Shares	(20,349)	63,869	(537,062)	477,741

Reserve
Issued	—	—	16,083,935	18,891,281
Reinvested	—	—	16	437
Redeemed	—	—	(15,292,590)	(18,351,530)

Change in Reserve Shares	—	—	791,361	540,188

(a)	Commencement of offering of class of shares effective September 30, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective February 23, 2021 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.
(d)	Commencement of offering of class of shares effective January 15, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	109

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$848,146	$871,757	$218,883	$212,906
Distributions reinvested	253	330	104	160
Cost of shares redeemed	(1,258,223)	(1,153,739)	(270,871)	(227,454)

Change in net assets resulting from Agency capital transactions	(409,824)	(281,652)	(51,884)	(14,388)

Eagle Class (a)
Proceeds from shares issued	—	—	—	142,010
Distributions reinvested	—	—	—	1,270
Cost of shares redeemed	—	—	—	(708,765)

Change in net assets resulting from Eagle Class capital transactions	—	—	—	(565,485)

Institutional Class
Proceeds from shares issued	29,765,334	33,994,016	6,326,892	10,468,155
Distributions reinvested	1,990	14,858	2,091	18,565
Cost of shares redeemed	(32,082,322)	(37,237,476)	(7,183,133)	(10,802,030)

Change in net assets resulting from Institutional Class capital transactions	(2,314,998)	(3,228,602)	(854,150)	(315,310)

Morgan
Proceeds from shares issued	67,584	8,331	86,688	34,138
Distributions reinvested	38	90	97	185
Cost of shares redeemed	(55,634)	(7,463)	(78,412)	(14,749)

Change in net assets resulting from Morgan capital transactions	11,988	958	8,373	19,574

Premier
Proceeds from shares issued	1,033,554	1,170,039	128,703	167,754
Distributions reinvested	71	189	49	95
Cost of shares redeemed	(1,382,269)	(1,385,434)	(194,794)	(161,846)

Change in net assets resulting from Premier capital transactions	(348,644)	(215,206)	(66,042)	6,003

Reserve
Proceeds from shares issued	8,608,499	10,411,802	—	—
Distributions reinvested	5	17	—	—
Cost of shares redeemed	(8,741,922)	(10,733,226)	—	—

Change in net assets resulting from Reserve capital transactions	(133,418)	(321,407)	—	—

Service
Proceeds from shares issued	—	—	—	36,138
Distributions reinvested	—	—	92	749
Cost of shares redeemed	—	—	(39,907)	(225,349)

Change in net assets resulting from Service capital transactions	—	—	(39,815)	(188,462)

Total change in net assets resulting from capital transactions	$(3,194,896)	$(4,045,909)	$(1,003,518)	$(1,058,068)

(a)	Liquidated on November 25, 2019 for JPMorgan Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Agency
Issued	848,146	871,757	218,883	212,902
Reinvested	253	330	104	160
Redeemed	(1,258,223)	(1,153,739)	(270,864)	(227,454)

Change in Agency Shares	(409,824)	(281,652)	(51,877)	(14,392)

Eagle Class (a)
Issued	—	—	—	142,010
Reinvested	—	—	—	1,270
Redeemed	—	—	—	(708,738)

Change in Eagle Class Shares	—	—	—	(565,458)

Institutional Class
Issued	29,765,334	33,994,016	6,326,873	10,468,118
Reinvested	1,990	14,858	2,091	18,565
Redeemed	(32,082,322)	(37,237,476)	(7,183,133)	(10,802,030)

Change in Institutional Class Shares	(2,314,998)	(3,228,602)	(854,169)	(315,347)

Morgan
Issued	67,584	8,331	86,688	34,138
Reinvested	38	90	97	185
Redeemed	(55,634)	(7,463)	(78,412)	(14,748)

Change in Morgan Shares	11,988	958	8,373	19,575

Premier
Issued	1,033,554	1,170,039	128,703	167,753
Reinvested	71	189	49	95
Redeemed	(1,382,269)	(1,385,434)	(194,788)	(161,846)

Change in Premier Shares	(348,644)	(215,206)	(66,036)	6,002

Reserve
Issued	8,608,499	10,411,802	—	—
Reinvested	5	17	—	—
Redeemed	(8,741,922)	(10,733,226)	—	—

Change in Reserve Shares	(133,418)	(321,407)	—	—

Service
Issued	—	—	—	36,138
Reinvested	—	—	92	749
Redeemed	—	—	(39,901)	(225,334)

Change in Service Shares	—	—	(39,809)	(188,447)

(a)	Liquidated on November 25, 2019 for JPMorgan Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	111

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Agency (a)
Proceeds from shares issued	$89,722	$66,539	$181,856	$715,020
Distributions reinvested	— (b)	— (b)	— (b)	— (b)
Cost of shares redeemed	(92,897)	(41,639)	(371,702)	(452,366)

Change in net assets resulting from Agency capital transactions	(3,175)	24,900	(189,846)	262,654

Eagle Class (c)
Proceeds from shares issued	—	8,563	—	18,662
Distributions reinvested	—	22	—	56
Cost of shares redeemed	—	(18,855)	—	(53,610)

Change in net assets resulting from Eagle Class capital transactions	—	(10,270)	—	(34,892)

Institutional Class (a)
Proceeds from shares issued	372,860	996,142	1,320,304	4,204,905
Distributions reinvested	4	— (b)	105	145
Cost of shares redeemed	(503,841)	(708,396)	(2,413,099)	(2,579,748)

Change in net assets resulting from Institutional Class capital transactions	(130,977)	287,746	(1,092,690)	1,625,302

Morgan
Proceeds from shares issued	33,813	2,313	27,493	32,103
Distributions reinvested	14	18	143	959
Cost of shares redeemed	(29,152)	(1,474)	(29,866)	(103,021)

Change in net assets resulting from Morgan capital transactions	4,675	857	(2,230)	(69,959)

Premier
Proceeds from shares issued	483,690	1,046,355	894,945	2,924,871
Distributions reinvested	78	996	325	4,126
Cost of shares redeemed	(615,018)	(1,073,578)	(1,546,070)	(2,955,568)

Change in net assets resulting from Premier capital transactions	(131,250)	(26,227)	(650,800)	(26,571)

Reserve
Proceeds from shares issued	—	—	4,281	3,749
Distributions reinvested	—	—	2	10
Cost of shares redeemed	—	—	(3,908)	(4,206)

Change in net assets resulting from Reserve capital transactions	—	—	375	(447)

Service
Proceeds from shares issued	2	23,376	1	21,226
Distributions reinvested	29	269	12	91
Cost of shares redeemed	(16,371)	(113,416)	(4,644)	(49,493)

Change in net assets resulting from Service capital transactions	(16,340)	(89,771)	(4,631)	(28,176)

Total change in net assets resulting from capital transactions	$(277,067)	$187,235	$(1,939,822)	$1,727,911

(a)	Commencement of offering of class of shares effective March 1, 2019.
(b)	Amount rounds to less than one thousand.
(c)	Liquidated on November 25, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Agency (a)
Issued	89,714	66,522	181,854	715,020
Reinvested	— (b)	— (b)	— (b)	— (b)
Redeemed	(92,894)	(41,633)	(371,696)	(452,366)

Change in Agency Shares	(3,180)	24,889	(189,842)	262,654

Eagle Class (c)
Issued	—	8,557	—	18,661
Reinvested	—	22	—	56
Redeemed	—	(18,844)	—	(53,610)

Change in Eagle Class Shares	—	(10,265)	—	(34,893)

Institutional Class (a)
Issued	372,851	995,953	1,320,271	4,204,902
Reinvested	4	— (b)	105	145
Redeemed	(503,824)	(708,283)	(2,413,093)	(2,579,747)

Change in Institutional Class Shares	(130,969)	287,670	(1,092,717)	1,625,300

Morgan
Issued	33,811	2,312	27,488	32,103
Reinvested	14	18	143	959
Redeemed	(29,152)	(1,473)	(29,866)	(103,008)

Change in Morgan Shares	4,673	857	(2,235)	(69,946)

Premier
Issued	483,680	1,046,255	894,939	2,924,859
Reinvested	78	996	325	4,126
Redeemed	(615,011)	(1,073,445)	(1,546,038)	(2,955,566)

Change in Premier Shares	(131,253)	(26,194)	(650,774)	(26,581)

Reserve
Issued	—	—	4,281	3,749
Reinvested	—	—	3	10
Redeemed	—	—	(3,908)	(4,206)

Change in Reserve Shares	—	—	376	(447)

Service
Issued	—	23,339	1	21,226
Reinvested	29	269	12	91
Redeemed	(16,367)	(113,330)	(4,644)	(49,493)

Change in Service Shares	(16,338)	(89,722)	(4,631)	(28,176)

(a)	Commencement of offering of class of shares effective March 1, 2019.
(b)	Amount rounds to less than one thousand.
(c)	Liquidated on November 25, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	113

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Prime Money Market Fund*
Academy
Year Ended February 28, 2021	$1.0006	$0.0036		$—	(d)	$0.0036		$(0.0036)	$—	(d)	$(0.0036)
May 15, 2019 (e) through February 29, 2020	1.0003	0.0162		0.0003		0.0165		(0.0162)	—		(0.0162)

Agency
Year Ended February 28, 2021	1.0007	0.0028		0.0001		0.0029		(0.0028)	—	(d)	(0.0028)
Year Ended February 29, 2020	1.0003	0.0205		0.0004		0.0209		(0.0205)	—	(d)	(0.0205)
Year Ended February 28, 2019	1.0001	0.0204		0.0002		0.0206		(0.0204)	—	(d)	(0.0204)
Year Ended February 28, 2018	1.0004	0.0114	(f)	(0.0004)		0.0110		(0.0113)	—	(d)	(0.0113)
Year Ended February 28, 2017	1.0000	0.0036	(f)	0.0016		0.0052		(0.0048)	—	(d)	(0.0048)

Capital
Year Ended February 28, 2021	1.0005	0.0036		—	(d)	0.0036		(0.0036)	—	(d)	(0.0036)
Year Ended February 29, 2020	1.0003	0.0213		0.0002		0.0215		(0.0213)	—	(d)	(0.0213)
Year Ended February 28, 2019	1.0001	0.0212		0.0002		0.0214		(0.0212)	—	(d)	(0.0212)
Year Ended February 28, 2018	1.0004	0.0122	(f)	(0.0004)		0.0118		(0.0121)	—	(d)	(0.0121)
Year Ended February 28, 2017	1.0000	0.0047	(f)	0.0014		0.0061		(0.0057)	—	(d)	(0.0057)

Class C
Year Ended February 28, 2021	1.0005	0.0006		—	(d)	0.0006		(0.0006)	—	(d)	(0.0006)
Year Ended February 29, 2020	1.0003	0.0134		0.0002		0.0136		(0.0134)	—	(d)	(0.0134)
Year Ended February 28, 2019	1.0001	0.0133		0.0002		0.0135		(0.0133)	—	(d)	(0.0133)
Year Ended February 28, 2018	1.0004	0.0039	(f)	—	(d)	0.0039		(0.0042)	—	(d)	(0.0042)
Year Ended February 28, 2017	1.0000	0.0001	(f)	0.0006		0.0007		(0.0003)	—	(d)	(0.0003)

Empower
February 23, 2021 (e) through February 28, 2021	1.0005	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)

IM
Year Ended February 28, 2021	1.0006	0.0039		—	(d)	0.0039		(0.0039)	—	(d)	(0.0039)
Year Ended February 29, 2020	1.0003	0.0216		0.0003		0.0219		(0.0216)	—	(d)	(0.0216)
Year Ended February 28, 2019	1.0001	0.0215		0.0002		0.0217		(0.0215)	—	(d)	(0.0215)
Year Ended February 28, 2018	1.0004	0.0124	(f)	(0.0004)		0.0120		(0.0123)	—	(d)	(0.0123)
Year Ended February 28, 2017	1.0000	0.0055	(f)	0.0007		0.0062		(0.0058)	—	(d)	(0.0058)

Institutional Class
Year Ended February 28, 2021	1.0005	0.0033		—	(d)	0.0033		(0.0033)	—	(d)	(0.0033)
Year Ended February 29, 2020	1.0003	0.0210		0.0002		0.0212		(0.0210)	—	(d)	(0.0210)
Year Ended February 28, 2019	1.0001	0.0209		0.0002		0.0211		(0.0209)	—	(d)	(0.0209)
Year Ended February 28, 2018	1.0004	0.0119	(f)	(0.0004)		0.0115		(0.0118)	—	(d)	(0.0118)
Year Ended February 28, 2017	1.0000	0.0044	(f)	0.0014		0.0058		(0.0054)	—	(d)	(0.0054)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Commencement of offering of class of shares.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than 0.005%.
*	The JPMorgan Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0006	0.36%		$1,011,973	0.17%	0.38%	0.19%
1.0006	1.66		150,519	0.18	1.69	0.26

1.0008	0.29		1,492,906	0.24	0.30	0.29
1.0007	2.11		2,517,667	0.26	2.05	0.30
1.0003	2.08		2,474,137	0.26	2.09	0.31
1.0001	1.10		1,494,001	0.26	1.14	0.31
1.0004	0.52		1,002,964	0.26	0.36	0.31

1.0005	0.36		42,867,638	0.16	0.31	0.19
1.0005	2.17		33,683,247	0.18	2.09	0.20
1.0003	2.16		26,725,832	0.18	2.13	0.21
1.0001	1.18		24,654,174	0.18	1.22	0.21
1.0004	0.61		20,091,103	0.17	0.47	0.21

1.0005	0.06		734	0.46	0.06	4.90
1.0005	1.37		806	0.97	1.38	3.88
1.0003	1.36		1,218	0.97	1.30	2.80
1.0001	0.39		2,012	0.97	0.39	2.27
1.0004	0.07		4,289	0.60	0.01	1.20

1.0005	0.00	(g)	25	0.12	0.10	0.19

1.0006	0.39		7,515,957	0.13	0.35	0.14
1.0006	2.21		5,541,728	0.15	2.12	0.15
1.0003	2.19		1,896,262	0.16	2.13	0.16
1.0001	1.21		2,032,079	0.16	1.24	0.16
1.0004	0.62		2,010,581	0.16	0.55	0.17

1.0005	0.33		19,063,596	0.19	0.30	0.24
1.0005	2.14		15,607,982	0.21	2.07	0.25
1.0003	2.13		11,691,618	0.21	2.12	0.26
1.0001	1.15		8,567,374	0.21	1.19	0.26
1.0004	0.58		6,081,787	0.20	0.44	0.26

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	115

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Prime Money Market Fund* (continued)
Morgan
Year Ended February 28, 2021	$1.0008	$0.0016		$0.0003	$0.0019	$(0.0016)	$—	(d)	$(0.0016)
Year Ended February 29, 2020	1.0003	0.0180		0.0005	0.0185	(0.0180)	—	(d)	(0.0180)
Year Ended February 28, 2019	1.0001	0.0179		0.0002	0.0181	(0.0179)	—	(d)	(0.0179)
Year Ended February 28, 2018	1.0004	0.0089	(f)	(0.0005)	0.0084	(0.0087)	—	(d)	(0.0087)
Year Ended February 28, 2017	1.0000	0.0014	(f)	0.0012	0.0026	(0.0022)	—	(d)	(0.0022)

Premier
Year Ended February 28, 2021	1.0006	0.0019		0.0001	0.0020	(0.0019)	—	(d)	(0.0019)
Year Ended February 29, 2020	1.0003	0.0186		0.0003	0.0189	(0.0186)	—	(d)	(0.0186)
Year Ended February 28, 2019	1.0001	0.0185		0.0002	0.0187	(0.0185)	—	(d)	(0.0185)
Year Ended February 28, 2018	1.0004	0.0096	(f)	(0.0005)	0.0091	(0.0094)	—	(d)	(0.0094)
Year Ended February 28, 2017	1.0000	0.0020	(f)	0.0013	0.0033	(0.0029)	—	(d)	(0.0029)

Reserve
Year Ended February 28, 2021	1.0007	0.0010		0.0002	0.0012	(0.0010)	—	(d)	(0.0010)
Year Ended February 29, 2020	1.0003	0.0161		0.0004	0.0165	(0.0161)	—	(d)	(0.0161)
Year Ended February 28, 2019	1.0001	0.0160		0.0002	0.0162	(0.0160)	—	(d)	(0.0160)
Year Ended February 28, 2018	1.0004	0.0062	(f)	0.0004	0.0066	(0.0069)	—	(d)	(0.0069)
Year Ended February 28, 2017	1.0000	0.0003	(f)	0.0013	0.0016	(0.0012)	—	(d)	(0.0012)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Commencement of offering of class of shares.
(f)	Calculated based upon average shares outstanding.
*	The JPMorgan Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0011	0.19%	$1,353,316	0.38%	0.22%	0.50%
1.0008	1.87	2,880,586	0.51	1.78	0.51
1.0003	1.82	2,395,205	0.52	1.88	0.53
1.0001	0.84	739,866	0.52	0.89	0.56
1.0004	0.26	534,288	0.52	0.14	0.54

1.0007	0.20	1,337,044	0.35	0.22	0.44
1.0006	1.91	2,646,576	0.45	1.83	0.45
1.0003	1.89	1,884,553	0.45	1.90	0.46
1.0001	0.91	1,093,169	0.45	0.96	0.46
1.0004	0.33	687,368	0.45	0.20	0.46

1.0009	0.12	1,084	0.53	0.33	2.00
1.0007	1.66	12,017	0.70	1.59	0.94
1.0003	1.64	13,024	0.70	1.57	0.85
1.0001	0.66	15,846	0.70	0.62	0.76
1.0004	0.16	99,446	0.58	0.03	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	117

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Year Ended February 28, 2021	$1.0001	$0.0023	$0.0004		$0.0027	$(0.0023)	$—	(d)	$(0.0023)
Year Ended February 29, 2020	1.0000	0.0117	0.0001	(e)	0.0118	(0.0117)	—	(d)	(0.0117)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0123	—	(d)	0.0123	(0.0123)	—	(d)	(0.0123)

Capital
Year Ended February 28, 2021	1.0000	0.0028	0.0006		0.0034	(0.0028)	—	(d)	(0.0028)
Year Ended February 29, 2020	1.0000	0.0125	—	(d)	0.0125	(0.0125)	—	(d)	(0.0125)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0131	—	(d)	0.0131	(0.0131)	—	(d)	(0.0131)

IM
Year Ended February 28, 2021	1.0000	0.0030	0.0005		0.0035	(0.0030)	—	(d)	(0.0030)
Year Ended February 29, 2020	1.0000	0.0127	—	(d)	0.0127	(0.0127)	—	(d)	(0.0127)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0133	—	(d)	0.0133	(0.0133)	—	(d)	(0.0133)

Institutional Class
Year Ended February 28, 2021	1.0000	0.0026	0.0005		0.0031	(0.0026)	—	(d)	(0.0026)
Year Ended February 29, 2020	1.0000	0.0122	—	(d)	0.0122	(0.0122)	—	(d)	(0.0122)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0128	—	(d)	0.0128	(0.0128)	—	(d)	(0.0128)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.0005	0.27%	$23,163	0.24%		0.25%		0.36%
1.0001	1.19	41,696	0.26		1.15		0.38
1.0000	1.24	17,148	0.26	(g)	1.36	(g)	2.96	(g)

1.0006	0.34	37,889	0.18		0.41		0.22
1.0000	1.26	228,168	0.18		1.18		0.24
1.0000	1.32	72,933	0.18	(g)	1.42	(g)	0.40	(g)

1.0005	0.35	665,960	0.15		0.18		0.16
1.0000	1.28	391,386	0.16		1.24		0.18
1.0000	1.34	475,368	0.16	(g)	1.32	(g)	0.23	(g)

1.0005	0.31	478,239	0.20		0.23		0.26
1.0000	1.23	309,118	0.21		1.20		0.28
1.0000	1.29	377,900	0.21	(g)	1.40	(g)	0.37	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Securities Lending Money Market Fund
Agency SL
Year Ended February 28, 2021	$1.0002	$0.0045	$(0.0001)	$0.0044	$(0.0045)	$—	(d)	$(0.0045)
Year Ended February 29, 2020	1.0001	0.0222	0.0001	0.0223	(0.0222)	—	(d)	(0.0222)
September 19, 2018 (e) through February 28, 2019	1.0000	0.0109	0.0001	0.0110	(0.0109)	—		(0.0109)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Commencement of operations.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.0001	0.44%	$2,168,587	0.06%		0.48%		0.15%
1.0002	2.25	3,455,824	0.06		2.20		0.16
1.0001	1.10	2,865,539	0.06	(f)	2.53	(f)	0.23	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Liquid Assets Money Market Fund
Agency
Year Ended February 28, 2021	$1.00	$—	(e)	$—	(e)	$—	(e)	$— (e)	$—	(e)	$— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Capital
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)

Class C
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

E*Trade (f)
For the Period Ended October 19, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Institutional Class
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Investor
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Morgan
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares had no assets from the close of business on October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.29%	$1,234,800	0.24%	0.27%	0.29%
1.00	2.07	1,452,745	0.26	1.94	0.31
1.00	2.06	542,003	0.26	2.13	0.33
1.00	1.11	158,527	0.26	1.16	0.34
1.00	0.45	36,107	0.26	0.39	0.35

1.00	0.35	4,806,805	0.18	0.25	0.19
1.00	2.15	2,295,874	0.18	2.01	0.21
1.00	2.14	558,492	0.18	2.16	0.23
1.00	1.19	98,814	0.18	1.36	0.24
1.00	0.53	105,366	0.18	0.38	0.22

1.00	0.07	33,821	0.48	0.05	1.15
1.00	1.34	18,423	0.97	1.35	1.18
1.00	1.34	22,073	0.97	1.34	1.19
1.00	0.40	22,267	0.97	0.38	1.20
1.00	0.04	33,104	0.55	0.01	1.18

1.00	0.01	—	0.54	0.01	1.08

1.00	0.32	3,055,814	0.21	0.30	0.24
1.00	2.12	3,412,753	0.21	2.07	0.26
1.00	2.11	2,717,544	0.21	2.17	0.28
1.00	1.16	988,333	0.21	1.21	0.29
1.00	0.50	286,502	0.21	0.37	0.28

1.00	0.17	6,189	0.34	0.16	0.58
1.00	1.81	7,904	0.51	1.78	0.52
1.00	1.81	8,147	0.51	1.79	0.54
1.00	0.86	8,616	0.51	0.89	0.55
1.00	0.21	3,933	0.51	0.07	0.53

1.00	0.14	627,541	0.40	0.14	0.60
1.00	1.73	543,317	0.59	1.69	0.63
1.00	1.73	307,584	0.59	1.76	0.68
1.00	0.78	156,049	0.59	0.78	0.70
1.00	0.16	144,168	0.54	0.04	0.64

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Liquid Assets Money Market Fund (continued)
Premier
Year Ended February 28, 2021	$1.00	$—	(e)	$—	(e)	$—	(e)	$— (e)	$—	(e)	$— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Reserve
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.19%	$2,373,258	0.35%	0.19%	0.44%
1.00	1.87	3,031,847	0.45	1.77	0.46
1.00	1.87	1,140,955	0.45	1.93	0.48
1.00	0.92	353,810	0.45	0.95	0.49
1.00	0.26	156,136	0.45	0.18	0.48

1.00	0.11	5,661	0.40	0.11	0.88
1.00	1.62	3,797	0.70	1.62	0.84
1.00	1.61	4,548	0.70	1.59	0.74
1.00	0.67	6,527	0.70	0.65	0.74
1.00	0.12	7,672	0.55	0.02	0.73

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund
Academy
Year Ended February 28, 2021	$1.00	$—	(e)	$—	(e)	$—	(e)	$— (e)	$—		$— (e)
May 15, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)	—		(0.01)

Agency
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Capital
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

E*Trade
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)	—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)	—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
March 9, 2016 (f) through February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Empower
February 23, 2021 (f) through February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)

IM
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Institutional Class
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Investor
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.14%		$3,689,489	0.14%	0.07%	0.18%
1.00	1.47		85,026	0.18	1.49	0.21

1.00	0.09		16,148,773	0.20	0.08	0.28
1.00	1.87		14,132,125	0.26	1.84	0.30
1.00	1.82		11,112,454	0.26	1.79	0.31
1.00	0.81		13,906,062	0.26	0.80	0.31
1.00	0.22		12,887,975	0.25	0.22	0.31

1.00	0.14		143,184,525	0.15	0.13	0.19
1.00	1.95		86,263,432	0.18	1.91	0.20
1.00	1.90		73,390,258	0.18	1.87	0.21
1.00	0.89		92,747,537	0.18	0.88	0.21
1.00	0.33		86,200,153	0.14	0.35	0.21

1.00	0.03		404,756	0.25	0.02	1.03
1.00	1.12		298,348	1.00	1.10	1.05
1.00	1.07		274,993	1.00	1.04	1.06
1.00	0.13		291,828	0.97	0.17	1.06
1.00	0.02		66,010	0.56	0.01	1.07

1.00	0.00	(g)	500,028	0.06	0.04	0.19

1.00	0.17		7,317,310	0.12	0.16	0.14
1.00	1.99		7,443,910	0.15	1.90	0.15
1.00	1.92		6,108,975	0.16	1.95	0.16
1.00	0.91		2,493,731	0.16	0.96	0.16
1.00	0.33		589,694	0.14	0.34	0.16

1.00	0.12		39,608,624	0.17	0.11	0.23
1.00	1.92		43,246,064	0.21	1.89	0.25
1.00	1.87		41,868,607	0.21	1.88	0.26
1.00	0.86		32,544,047	0.21	0.85	0.26
1.00	0.30		36,869,073	0.17	0.33	0.26

1.00	0.05		842,931	0.24	0.04	0.48
1.00	1.63		684,791	0.50	1.68	0.50
1.00	1.57		1,127,675	0.50	1.60	0.50
1.00	0.56		748,306	0.51	0.54	0.51
1.00	0.03		919,604	0.42	0.02	0.51

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund (continued)
Morgan
Year Ended February 28, 2021	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.05%	$1,870,723	0.25%	0.05%	0.59%
1.00	1.54	2,064,159	0.59	1.50	0.60
1.00	1.48	1,660,477	0.59	1.49	0.61
1.00	0.48	1,231,217	0.59	0.44	0.61
1.00	0.02	2,460,361	0.46	0.02	0.61

1.00	0.06	5,020,827	0.22	0.05	0.43
1.00	1.68	4,095,749	0.45	1.64	0.45
1.00	1.62	2,945,521	0.45	1.59	0.46
1.00	0.62	5,500,002	0.45	0.60	0.46
1.00	0.06	7,765,009	0.42	0.06	0.46

1.00	0.04	27,414	0.22	0.03	0.69
1.00	1.42	20,829	0.70	1.41	0.71
1.00	1.37	19,468	0.70	1.28	0.71
1.00	0.37	59,334	0.70	0.33	0.71
1.00	0.01	119,542	0.49	0.01	0.71

1.00	0.03	514,476	0.29	0.03	1.03
1.00	1.07	867,659	1.05	1.19	1.05
1.00	1.02	2,993,274	1.05	1.08	1.05
1.00	0.09	1,649,354	0.93	0.08	1.06
1.00	0.01	2,439,027	0.50	0.01	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
September 30, 2020 (e) through February 28, 2021	$1.00	$—	(f)	$—	(f)	$—	(f)	$— (f)	$—		$— (f)

Agency
Year Ended February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	— (f)	—		— (f)
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

Capital
Year Ended February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	— (f)	—		— (f)
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
September 22, 2017 (e) through February 28, 2018	1.00	0.01		(0.01)		—	(f)	— (f)	—	(f)	— (f)

Class C
Year Ended February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	— (f)	—		— (f)
Year Ended February 29, 2020	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

Empower
February 23, 2021 (e) through February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	— (f)	—		— (f)

IM
Year Ended February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	— (f)	—		— (f)
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

Institutional Class
Year Ended February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	— (f)	—		— (f)
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

Investor
Year Ended February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	— (f)	—		— (f)
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Amount rounds to less than $0.005.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$17,600	0.07%	0.03%		0.23%

1.00	0.09		1,865,281	0.20	0.09		0.29
1.00	1.85		1,744,289	0.26	1.85		0.30
1.00	1.83		2,013,982	0.26	1.90		0.30
1.00	0.81		930,654	0.26	0.82		0.31
1.00	0.18		837,723	0.26	0.17		0.31

1.00	0.14		13,539,346	0.16	0.13		0.19
1.00	1.94		9,945,933	0.18	1.89		0.20
1.00	1.91		6,425,187	0.18	1.92		0.20
1.00	0.47		3,501,095	0.18	1.17		0.21

1.00	0.02		393,546	0.27	0.02		1.14
1.00	1.13		292,824	0.97	1.16		1.15
1.00	1.11		375,230	0.97	1.09		1.16
1.00	0.15		417,056	0.90	0.13		1.16
1.00	0.00	(g)	578,579	0.48	0.00	(g)	1.16

1.00	0.00	(g)	25	0.06	0.02		0.18

1.00	0.17		24,276	0.12	0.19		0.14
1.00	1.97		37,429	0.15	2.26		0.15
1.00	1.93		1,451,488	0.15	1.87		0.15
1.00	0.90		3,051,574	0.16	0.81		0.16
1.00	0.28		7,449,646	0.16	0.29		0.16

1.00	0.12		12,055,194	0.17	0.13		0.24
1.00	1.90		16,887,054	0.21	1.88		0.25
1.00	1.88		17,766,429	0.21	1.89		0.25
1.00	0.86		13,500,900	0.21	0.84		0.26
1.00	0.23		14,813,061	0.21	0.24		0.26

1.00	0.04		16,604	0.27	0.05		0.54
1.00	1.61		29,937	0.50	1.60		0.50
1.00	1.58		28,583	0.51	1.57		0.51
1.00	0.55		48,818	0.51	0.52		0.51
1.00	0.02		71,303	0.42	0.02		0.51

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	131

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Morgan
Year Ended February 28, 2021	$1.00	$—	(f)	$—	(f)	$—	(f)	$—	(f)	$—		$—	(f)
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(f)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Premier
Year Ended February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Reserve
Year Ended February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)
Year Ended February 29, 2020	1.00	0.01		—	(f)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(f)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Amount rounds to less than $0.005.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.04%		$436,183	0.28%	0.05%		0.59%
1.00	1.52		734,856	0.59	1.49		0.60
1.00	1.49		634,508	0.59	1.55		0.61
1.00	0.47		283,619	0.59	0.48		0.62
1.00	0.00	(g)	244,830	0.43	0.00	(g)	0.61

1.00	0.05		1,694,724	0.25	0.04		0.44
1.00	1.66		1,439,412	0.45	1.60		0.45
1.00	1.63		981,194	0.45	1.68		0.45
1.00	0.61		611,645	0.45	0.61		0.46
1.00	0.03		640,584	0.41	0.04		0.46

1.00	0.03		4,562	0.34	0.03		0.74
1.00	1.41		5,966	0.70	1.41		0.73
1.00	1.38		6,986	0.70	1.34		0.71
1.00	0.37		12,246	0.70	0.28		0.71
1.00	0.00	(g)	109,454	0.40	0.00	(g)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	133

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Federal Money Market Fund
Agency
Year Ended February 28, 2021	$1.00	$—	(c)	$—	(c)	$—	(c)	$— (c)	$—	(c)	$— (c)
Year Ended February 29, 2020	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)

Institutional Class
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2020	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)

Morgan
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2020	1.00	0.01		0.01		0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)
Year Ended February 28, 2018	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)

Premier
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2020	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.11%	$318,757	0.20%	0.10%	0.30%
1.00	1.85	242,716	0.26	1.79	0.30
1.00	1.80	148,122	0.26	1.82	0.31
1.00	0.80	127,451	0.26	0.77	0.33
1.00	0.20	133,227	0.26	0.19	0.35

1.00	0.13	2,344,288	0.17	0.14	0.25
1.00	1.90	2,572,379	0.21	1.90	0.25
1.00	1.85	3,417,418	0.21	1.85	0.26
1.00	0.85	2,668,613	0.21	0.84	0.28
1.00	0.25	2,767,271	0.21	0.25	0.30

1.00	0.06	53,546	0.23	0.05	0.63
1.00	1.51	34,728	0.59	1.48	0.67
1.00	1.46	29,289	0.59	1.45	0.70
1.00	0.46	32,224	0.59	0.44	0.69
1.00	0.02	53,090	0.42	0.01	0.67

1.00	0.08	198,516	0.24	0.08	0.45
1.00	1.65	218,858	0.45	1.58	0.45
1.00	1.60	155,001	0.45	1.54	0.47
1.00	0.60	229,795	0.45	0.65	0.48
1.00	0.04	109,282	0.41	0.04	0.50

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	135

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
September 30, 2020 (e) through February 28, 2021	$1.00	$—	(f)	$—	(f)	$—	(f)	$—	(f)	$—		$—	(f)

Agency
Year Ended February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)		—	(f)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)		—	(f)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Capital
Year Ended February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)		—	(f)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)		—	(f)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Empower
February 23, 2021 (e) through February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)

IM
Year Ended February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)
January 15, 2020 (e) through February 29, 2020	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)

Institutional Class
Year Ended February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)		—	(f)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)		—	(f)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Morgan
Year Ended February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)
Year Ended February 29, 2020	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Premier
Year Ended February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)		—	(f)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)		—	(f)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Reserve
Year Ended February 28, 2021	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)
Year Ended February 29, 2020	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Amount rounds to less than $0.005.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(g)	$17,600	0.10%	0.01%		0.21%

1.00	0.10		4,187,912	0.20	0.09		0.29
1.00	1.82		4,197,262	0.26	1.76		0.30
1.00	1.79		2,567,061	0.26	1.81		0.31
1.00	0.79		1,981,066	0.26	0.80		0.31
1.00	0.15		1,848,739	0.26	0.15		0.31

1.00	0.13		58,366,269	0.16	0.11		0.19
1.00	1.90		32,963,549	0.18	1.85		0.20
1.00	1.88		23,528,259	0.18	1.88		0.21
1.00	0.87		19,208,530	0.18	0.89		0.21
1.00	0.23		11,630,048	0.18	0.23		0.21

1.00	0.00	(g)	25	0.07	0.01		0.20

1.00	0.16		227	0.13	0.11		0.14
1.00	0.18		11,885	0.15	1.46		0.15

1.00	0.12		24,097,829	0.18	0.11		0.24
1.00	1.87		22,282,460	0.21	1.83		0.25
1.00	1.84		17,858,556	0.21	1.87		0.26
1.00	0.84		11,098,506	0.21	0.83		0.26
1.00	0.20		9,414,776	0.21	0.21		0.26

1.00	0.05		2,251,619	0.24	0.05		0.59
1.00	1.49		2,023,440	0.59	1.47		0.60
1.00	1.46		2,009,129	0.59	1.45		0.61
1.00	0.45		1,617,985	0.59	0.46		0.61
1.00	0.00	(g)	1,148,892	0.40	0.00	(g)	0.61

1.00	0.06		1,999,999	0.25	0.06		0.44
1.00	1.63		2,537,050	0.45	1.62		0.45
1.00	1.60		2,059,307	0.45	1.65		0.46
1.00	0.59		848,906	0.45	0.59		0.46
1.00	0.02		857,883	0.38	0.02		0.46

1.00	0.04		2,893,380	0.25	0.03		0.69
1.00	1.38		2,102,023	0.70	1.34		0.70
1.00	1.35		1,561,835	0.70	1.42		0.71
1.00	0.35		258,002	0.70	0.41		0.71
1.00	0.00	(g)	75,190	0.41	0.00		0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	137

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Year Ended February 28, 2021	$1.00	$—	(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Institutional Class
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Morgan
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Premier
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Reserve
Year Ended February 28, 2021	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.26%	$372,457	0.23%	0.33%	0.29%
1.00	1.17	782,269	0.26	1.17	0.30
1.00	1.24	1,063,941	0.26	1.23	0.31
1.00	0.68	831,137	0.26	0.70	0.31
1.00	0.27	437,689	0.25	0.26	0.31

1.00	0.29	6,858,653	0.20	0.33	0.24
1.00	1.22	9,173,460	0.21	1.23	0.25
1.00	1.29	12,402,297	0.21	1.27	0.26
1.00	0.73	11,970,538	0.21	0.73	0.26
1.00	0.32	10,567,571	0.20	0.31	0.26

1.00	0.19	22,830	0.30	0.12	0.61
1.00	0.84	10,842	0.59	0.83	0.64
1.00	0.90	9,884	0.59	0.89	0.68
1.00	0.35	9,555	0.59	0.34	0.66
1.00	0.05	11,468	0.44	0.04	0.62

1.00	0.21	498,856	0.29	0.26	0.44
1.00	0.98	847,483	0.45	0.99	0.45
1.00	1.04	1,062,712	0.45	1.03	0.46
1.00	0.49	1,560,291	0.45	0.48	0.46
1.00	0.12	1,713,414	0.38	0.10	0.46

1.00	0.18	1,574,145	0.29	0.16	0.69
1.00	0.73	1,707,525	0.70	0.72	0.70
1.00	0.79	2,028,976	0.70	0.78	0.71
1.00	0.24	2,511,847	0.70	0.23	0.71
1.00	0.02	2,650,165	0.47	0.02	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	139

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Municipal Money Market Fund
Agency
Year Ended February 28, 2021	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (f)
For the Period Ended September 21, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Institutional Class
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.31%	$60,879	0.25%	0.38%	0.31%
1.00	1.20	112,747	0.26	1.20	0.34
1.00	1.26	127,136	0.26	1.25	0.33
1.00	0.73	140,809	0.26	0.76	0.35
1.00	0.33	35,608	0.23	0.20	0.33

1.00	0.01	—	0.41	0.01	1.07

1.00	0.35	834,116	0.20	0.38	0.26
1.00	1.25	1,688,150	0.21	1.24	0.29
1.00	1.31	2,003,502	0.21	1.30	0.28
1.00	0.78	1,575,116	0.21	0.83	0.31
1.00	0.37	303,233	0.21	0.39	0.30

1.00	0.22	43,853	0.35	0.16	0.62
1.00	0.87	35,473	0.59	0.84	0.66
1.00	0.93	15,899	0.59	0.92	0.65
1.00	0.40	13,794	0.59	0.28	0.63
1.00	0.08	312,787	0.49	0.07	0.64

1.00	0.23	69,237	0.35	0.28	0.47
1.00	1.01	135,261	0.45	1.00	0.50
1.00	1.07	129,260	0.45	1.06	0.48
1.00	0.54	116,319	0.45	0.57	0.51
1.00	0.16	31,528	0.41	0.12	0.49

1.00	0.16	28,684	0.44	0.21	1.06
1.00	0.41	68,493	1.05	0.48	1.09
1.00	0.47	256,953	1.05	0.46	1.08
1.00	0.07	282,024	0.91	0.05	1.09
1.00	0.03	363,754	0.54	0.01	1.09

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	141

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Year Ended February 28, 2021	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
March 1, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)

Institutional Class
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Morgan
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016 (f) through February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.23%	$21,715	0.22%	0.24%	0.33%
1.00	1.11	24,892	0.26	0.87	0.35

1.00	0.01	—	0.38	0.01	1.07

1.00	0.25	156,740	0.20	0.30	0.28
1.00	1.15	287,724	0.21	1.03	0.30

1.00	0.17	7,122	0.28	0.12	0.63
1.00	0.77	2,447	0.59	0.70	0.69
1.00	0.86	1,591	0.59	0.85	0.72
1.00	0.38	1,310	0.59	0.27	0.75
1.00	0.08	7,314	0.41	0.04	0.64

1.00	0.19	101,991	0.27	0.20	0.48
1.00	0.91	233,249	0.45	0.87	0.50
1.00	1.00	259,463	0.45	0.97	0.52
1.00	0.52	166,312	0.45	0.49	0.55
1.00	0.15	139,487	0.45	0.21	0.57

1.00	0.12	12,065	0.37	0.16	1.08
1.00	0.32	28,405	1.05	0.37	1.10
1.00	0.41	118,146	1.04	0.37	1.12
1.00	0.08	125,615	0.89	0.04	1.15
1.00	0.04	167,422	0.50	0.01	1.11

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	143

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Year Ended February 28, 2021	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
March 1, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)

Institutional Class
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2019 (f) through February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)

Morgan
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016 (f) through February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 28, 2021	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.30%	$72,812	0.25%	0.44%	0.30%
1.00	1.15	262,677	0.26	1.06	0.31

1.00	0.01	—	0.40	0.01	1.08

1.00	0.34	532,580	0.21	0.41	0.25
1.00	1.20	1,625,406	0.21	1.09	0.26

1.00	0.23	59,934	0.32	0.20	0.64
1.00	0.82	62,178	0.59	0.84	0.63
1.00	0.89	132,127	0.59	0.88	0.66
1.00	0.36	134,395	0.59	0.31	0.67
1.00	0.06	303,713	0.47	0.06	0.66

1.00	0.25	91,945	0.34	0.38	0.45
1.00	0.96	742,781	0.45	0.95	0.47
1.00	1.03	769,285	0.45	1.03	0.49
1.00	0.50	485,365	0.45	0.58	0.51
1.00	0.13	102,091	0.46	0.22	0.53

1.00	0.21	1,498	0.34	0.20	0.70
1.00	0.70	1,122	0.70	0.71	0.72
1.00	0.78	1,569	0.70	0.75	0.74
1.00	0.25	2,285	0.70	0.24	0.78
1.00	0.02	2,607	0.39	0.01	0.73

1.00	0.18	3,729	0.41	0.21	1.11
1.00	0.36	8,363	1.05	0.45	1.08
1.00	0.43	36,537	1.04	0.43	1.09
1.00	0.06	49,027	0.90	0.05	1.11
1.00	0.02	57,064	0.53	0.01	1.10

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	145

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 12 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy(1), Agency, Capital, Class C, Empower(2), IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, Class C, E*Trade(3), Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan U.S. Government Money Market Fund	Academy(1), Agency, Capital, E*Trade, Empower(2), IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy(4), Agency, Capital, Class C, Empower(2), IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy(4), Agency, Capital, Empower(2), IM(5), Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, E*Trade(6), Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency(7), E*Trade(6), Institutional Class(7), Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency(7), E*Trade(6), Institutional Class(7), Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	Commenced operations on May 15, 2019.
(2)	Commenced operations on February 23, 2021.
(3)	No assets from the close of business on October 19, 2016.
(4)	Commenced operations on September 30, 2020.
(5)	Commenced operations on January 15, 2020.
(6)	No assets from the close of business on September 21, 2016.
(7)	Commenced operations on March 1, 2019.

The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Securities Lending Money Market Fund (“Securities Lending Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.

The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to aim to provide current income, while seeking to maintain liquidity and a low volatility of principal.

The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.

The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.

The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to aim to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

146	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price. These Funds have adopted policies and procedures that allow the Boards of Trustees of the Trusts (the “Boards”) to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. The Funds have adopted policies and procedures that allow the Boards to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as Government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.

Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Academy, Agency, Agency SL, Capital, E*Trade, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. Effective October 1, 2020, Class C Shares automatically convert to Morgan Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This includes also monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	147

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Prime Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$74,234,051	$—	$74,234,051

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,161,994	$—	$1,161,994

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,168,245	$—	$2,168,245

The following is a summary of the inputs used as of February 28, 2021, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value:

Liquid Assets Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$12,127,355	$—	$12,127,355

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$224,133,009	$—	$224,133,009

148	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$30,134,034	$—	$30,134,034

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,853,294	$—	$2,853,294

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$93,436,082	$—	$93,436,082

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$9,341,412	$—	$9,341,412

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,036,425	$—	$1,036,425

California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$298,816	$—	$298,816

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$738,087	$—	$738,087

(a)	Please refer to the SOIs for specifics of portfolio holdings.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of February 28, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Repurchase Agreements — Prime Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	149

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Prime Money Market Fund, Liquid Assets Money Market Fund, Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Institutional Tax Free Money Market Fund, U.S. Government Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

U.S. Government Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2021, which are shown as a Receivable for Investment securities sold — delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2021 are detailed on the SOIs.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

F. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2021 are as follows:

	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Securities Lending Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund		Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund		New York Municipal Money Market Fund
Academy	$54	n/a	n/a	n/a	$23		$—	(a)	n/a	$—	(a)	n/a	n/a	n/a		n/a
Agency	80	$23	n/a	$33	313		37		$8	98		$11	$2	$1		$3
Agency SL	n/a	n/a	$95	n/a	n/a		n/a		n/a	n/a		n/a	n/a	n/a		n/a
Capital	979	31	n/a	57	2,244		274		n/a	1,198		n/a	n/a	n/a		n/a
Class C	26	n/a	n/a	4	n/a		10		n/a	n/a		n/a	n/a	n/a		n/a
E*Trade	n/a	n/a	n/a	n/a	7		n/a		n/a	n/a		n/a	n/a	n/a		n/a
Empower	n/a	n/a	n/a	n/a	—	(a)	n/a		n/a	n/a		n/a	n/a	n/a		n/a
IM	121	47	n/a	n/a	155		1		n/a	2		n/a	n/a	n/a		n/a
Institutional Class	431	33	n/a	75	635		255		50	629		143	19	7		18
Investor	n/a	n/a	n/a	3	15		18		n/a	n/a		n/a	n/a	n/a		n/a
Morgan	258	n/a	n/a	86	98		27		22	82		9	5	1		22
Premier	81	n/a	n/a	64	91		38		7	51		16	12	5		9
Reserve	28	n/a	n/a	9	3		4		n/a	46		21	n/a	n/a		—	(a)
Service	n/a	n/a	n/a	n/a	6		n/a		n/a	n/a		n/a	1	—	(a)	3

Total	$2,058	$134	$95	$331	$3,590		$664		$87	$2,106		$200	$39	$14		$55

(a)	Amount rounds to less than one thousand.

150	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income		Accumulated net realized gains (losses)
Institutional Tax Free Money Market Fund	—	$—	(a)	$—	(a)
Federal Money Market Fund	—	6		(6)
Tax Free Money Market Fund	—	—	(a)	—	(a)
Municipal Money Market Fund	—	(11)		11

(a)	Amount rounds to less than one thousand.

The reclassifications for the Funds relate primarily to callable bonds.

I. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the year ended February 28, 2021, the effective rate was 0.05% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class C, E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class C	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	n/a	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.75	0.60%	0.10%	0.25	n/a
U.S. Government Money Market Fund	n/a	0.60	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.75	n/a	0.10	0.25	n/a
Federal Money Market Fund	n/a	n/a	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.10	0.25	n/a
Tax Free Money Market Fund	n/a	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	0.60	0.10	n/a	0.60
California Municipal Money Market Fund	n/a	0.60	0.10	n/a	0.60
New York Municipal Money Market Fund	n/a	0.60	0.10	0.25	0.60

JPMDS waived distribution fees as outlined in Note 3.F.

In addition, JPMDS is entitled to receive the CDSC from redemptions of Class C Shares. For the year ended February 28, 2021, JPMDS retained the following:

CDSC
Liquid Assets Money Market Fund	$	—(a)
U.S. Treasury Plus Money Market Fund		—(a)

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Academy	Agency	Capital	Class C	E*Trade	Empower
Prime Money Market Fund	0.05%	0.15%	0.05%	0.25%	n/a	0.05%
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.15	0.05	0.25	0.30%	n/a
U.S. Government Money Market Fund	0.05	0.15	0.05	n/a	0.30	0.05
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	0.25	n/a	0.05
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	n/a	n/a	0.05
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a

152	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	0.10%	n/a	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	0.10	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.10	0.35%	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.10	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.10	0.35	0.35	0.30	0.30	n/a
Federal Money Market Fund	0.10	n/a	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	n/a	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.10	n/a	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	0.10	n/a	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	0.10	n/a	0.35	0.30	0.30	0.30
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and the 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Academy		Agency	Agency SL	Capital	Class C	E*Trade	Empower
Prime Money Market Fund	0.18%		0.26%	n/a	0.18%	0.97%	n/a	0.18	%(1)
Institutional Tax Free Money Market Fund	n/a		0.26	n/a	0.18	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a		n/a	0.06%	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a		0.26	n/a	0.18	0.97	1.00%	n/a
U.S. Government Money Market Fund	0.18		0.26	n/a	0.18	n/a	1.00	0.18	(1)
U.S. Treasury Plus Money Market Fund	0.18	(2)	0.26	n/a	0.18	0.97	n/a	0.18	(1)
Federal Money Market Fund	n/a		0.26	n/a	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	(2)	0.26	n/a	0.18	n/a	n/a	0.18	(1)
Tax Free Money Market Fund	n/a		0.26	n/a	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a		0.26	n/a	n/a	n/a	1.00	n/a
California Municipal Money Market Fund	n/a		0.26	n/a	n/a	n/a	1.00	n/a
New York Municipal Money Market Fund	n/a		0.26	n/a	n/a	n/a	1.00	n/a

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

	IM	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

(1)	The Share class commenced operations on February 23, 2021. The expense limitation agreements were in effect for the year ended February 28, 2021 and are in place until at least June 30, 2022.
(2)	The Share class commenced operations on September 30, 2020. The expense limitation agreements were in effect for the year ended February 28, 2021 and are in place until at least September 30, 2021.

Except as noted above, the expense limitation agreements were in effect for the year ended February 28, 2021 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2021. In addition, the Funds’ service providers have voluntarily waived fees during the year ended February 28, 2021. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$10	$—	$10,063	$10,073	$48
Institutional Tax Free Money Market Fund	38	25	300	363	5
Securities Lending Money Market Fund	1,586	1,057	—	2,643	—
Liquid Assets Money Market Fund	12	7	2,175	2,194	4
U.S. Government Money Market Fund	28	—	20,876	20,904	—
U.S. Treasury Plus Money Market Fund	5	—	5,418	5,423	—	(a)
Federal Money Market Fund	45	30	1,117	1,192	—
100% U.S. Treasury Securities Money Market Fund	15	—	16,387	16,402	—	(a)
Tax Free Money Market Fund	—	—	2,427	2,427	—
Municipal Money Market Fund	106	71	405	582	—
California Municipal Money Market Fund	77	51	122	250	—
New York Municipal Money Market Fund	52	34	390	476	—

(a)	Amount rounds to less than one thousand.

	Voluntary Waivers
	Investment Advisory Fees		Administration Fees		Distribution Fees	Service Fees	Transfer Agency Fees	Total
Prime Money Market Fund	$2,692		$1,795		$6	$10,027	$478	$14,998
Institutional Tax Free Money Market Fund	36		24		—	34	15	109
Liquid Assets Money Market Fund	—		—		663	4,308	2	4,973
U.S. Government Money Market Fund	12,245		8,163		7,907	54,201	969	83,485
U.S. Treasury Plus Money Market Fund	2,783		1,855		2,742	9,207	147	16,734
Federal Money Market Fund	173		115		48	1,477	23	1,836
100% U.S. Treasury Securities Money Market Fund	5,171		3,447		7,899	30,268	519	47,304
Tax Free Money Market Fund	91		61		3,022	4,605	3	7,782
Municipal Money Market Fund	—	(a)	—	(a)	261	313	—	574
California Municipal Money Market Fund	3		2		102	384	—	491
New York Municipal Money Market Fund	—		—		84	463	—	547

(a)	Amount rounds to less than one thousand.

154	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2021, Prime Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund,

Tax Free Money Market Fund and California Municipal Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 28, 2021, the Funds below engaged in such transactions in the following amounts:

	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$1,626,595	$2,173,951	$—
Tax Free Money Market Fund	2,641,458	1,090,795	—
Municipal Money Market Fund	428,392	1,063,010	—
California Municipal Money Market Fund	221,959	139,664	—
New York Municipal Money Market Fund	401,437	852,423	—

4. Class-Specific Expenses

The Funds’ class specific gross expenses for the year ended February 28, 2021 were as follows:

	Distribution	Service
Prime Money Market Fund
Academy	$—	$663
Agency	—	3,286
Capital	—	20,309
Class C	5	2
Empower	—	—	(a)
Institutional Class	—	18,248
Morgan	—	6,145
Premier	—	5,792
Reserve	6	6

	$11	$54,451

Institutional Tax Free Money Market Fund
Agency	$—	$64
Capital	—	117
Institutional Class	—	381

	$—	$562

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

	Distribution	Service
Liquid Assets Money Market Fund
Agency	$—	$2,322
Capital	—	1,688
Class C	326	109
Institutional Class	—	3,455
Investor	—	12
Morgan	712	2,490
Premier	—	9,255
Reserve	11	14

	$1,049	$19,345

U.S. Government Money Market Fund
Academy	$—	$709
Agency	—	27,356
Capital	—	60,934
E*Trade	2,262	1,131
Empower	—	4
Institutional Class	—	34,950
Investor	—	3,195
Morgan	2,255	7,893
Premier	—	13,510
Reserve	73	87
Service	3,851	1,926

	$8,441	$151,695

U.S. Treasury Plus Money Market Fund
Academy	$—	$—	(a)
Agency	—	3,041
Capital	—	6,771
Class C	2,566	855
Empower	—	—	(a)
Institutional Class	—	12,436
Investor	—	102
Morgan	511	1,787
Premier	—	5,391
Reserve	17	21

	$3,094	$30,404

Federal Money Market Fund
Agency	$—	$576
Institutional Class	—	2,888
Morgan	53	186
Premier	—	574

	$53	$4,224

100% U.S. Treasury Securities Money Market Fund
Academy	$—	$—	(a)
Agency	—	7,973
Capital	—	31,504
Empower	—	—	(a)
Institutional Class	—	30,269
Morgan	2,260	7,909
Premier	—	8,005
Reserve	6,283	7,540

	$8,543	$93,200

156	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Distribution	Service
Tax Free Money Market Fund
Agency	$—	$947
Institutional Class	—	8,150
Morgan	32	112
Premier	—	2,166
Reserve	3,388	4,066

	$3,420	$15,441

Municipal Money Market Fund
Agency	$—	$154
Institutional Class	—	904
Morgan	58	201
Premier	—	345
Service	253	127

	$311	$1,731

California Municipal Money Market Fund
Agency	$—	$58
Institutional Class	—	254
Morgan	12	42
Premier	—	466
Service	108	54

	$120	$874

New York Municipal Money Market Fund
Agency	$—	$204
Institutional Class	—	819
Morgan	64	226
Premier	—	849
Reserve	3	4
Service	31	15

	$98	$2,117

(a)	Amount rounds to less than one thousand.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$74,225,823	$8,547	$319	$8,228
Institutional Tax Free Money Market Fund	1,161,886	122	14	108
Securities Lending Money Market Fund	2,167,819	431	5	426
U.S. Government Money Market Fund	224,133,039	—	30	(30)
U.S. Treasury Plus Money Market Fund	30,134,166	—	132	(132)

Estimated tax cost and unrealized appreciation (depreciation) in value of investments for Funds not listed equals their books cost and unrealized appreciation (depreciation) in value of investments.

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

The tax character of distributions paid during the year ended February 28, 2021 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$221,667	$—	$—	$221,667
Institutional Tax Free Money Market Fund	29	1	3,777	3,807
Securities Lending Money Market Fund	14,799	—	—	14,799
Liquid Assets Money Market Fund	29,997	—	—	29,997
U.S. Government Money Market Fund	227,359	—	—	227,359
U.S. Treasury Plus Money Market Fund	37,727	—	—	37,727
Federal Money Market Fund	4,639	—	—	4,639
100% U.S. Treasury Securities Money Market Fund	111,635	—	—	111,635
Tax Free Money Market Fund	134	26	33,456	33,616
Municipal Money Market Fund	89	—	4,352	4,441
California Municipal Money Market Fund	16	6	1,200	1,222
New York Municipal Money Market Fund	221	55	5,135	5,411

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2020 was as follows:

	Ordinary Income*	Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$1,144,421	$—	$—	$1,144,421
Institutional Tax Free Money Market Fund	93	—	11,791	11,884
Securities Lending Money Market Fund	75,337	—	—	75,337
Liquid Assets Money Market Fund	154,275	—	—	154,275
U.S. Government Money Market Fund	2,820,670	—	—	2,820,670
U.S. Treasury Plus Money Market Fund	552,405	—	—	552,405
Federal Money Market Fund	52,009	—	—	52,009
100% U.S. Treasury Securities Money Market Fund	1,072,186	39	—	1,072,225
Tax Free Money Market Fund	246	356	159,391	159,993
Municipal Money Market Fund	77	79	30,383	30,539
California Municipal Money Market Fund	154	90	4,770	5,014
New York Municipal Money Market Fund	265	20	21,473	21,758

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2021, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Current Distributable Ordinary Income		Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$5,522		$(4,388)	$—	$8,228
Institutional Tax Free Money Market Fund	27		—	50	108
Securities Lending Money Market Fund	299		—	—	426
Liquid Assets Money Market Fund	391		(106)	—	—
U.S. Government Money Market Fund	2,340		(2,096)	—	(30)
U.S. Treasury Plus Money Market Fund	200		(154)	—	(132)
Federal Money Market Fund	14		—	—	—
100% U.S. Treasury Securities Money Market Fund	424		—	—	—
Tax Free Money Market Fund	85		178	419	—
Municipal Money Market Fund	164		—	93	—
California Municipal Money Market Fund	—	(a)	—	30	—
New York Municipal Money Market Fund	—		1	81	—

(a)	Amount rounds to less than one thousand.

158	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

The cumulative timing differences primarily consist of distributions payable.

As of February 28, 2021, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$4,388	$—
Liquid Assets Money Market Fund	106	—
U.S. Government Money Market Fund	223	1,873
U.S. Treasury Plus Money Market Fund	—	154

During the year ended February 28, 2021, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
U.S. Government Money Market Fund	$2,186	$—
U.S. Treasury Plus Money Market Fund	191	—

7. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

As of February 28, 2021, the Funds had no outstanding loans to another fund. Average loans made to another fund under the Facility for the year ended February 28, 2021, were as follows:

	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$23,939	130	$112

Interest earned as a result of lending money to another fund for the year ended February 28, 2021, if any, is included in Income from interfund lending (net) on the Statements of Operations.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2021.

8. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

As of February 28, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	1	51.6%	—	—
Institutional Tax Free Money Market Fund	1	95.6	—	—
Securities Lending Money Market Fund	—	—	1	100.0%
Liquid Assets Money Market Fund	1	63.3	—	—
U.S. Government Money Market Fund	1	26.8	—	—
U.S. Treasury Plus Money Market Fund	1	21.5	1	21.5
Federal Money Market Fund	1	50.0	1	24.5
100% U.S. Treasury Securities Money Market Fund	1	36.8	1	13.1
Tax Free Money Market Fund	1	33.2	1	58.8
Municipal Money Market Fund	2	88.6	—	—
California Municipal Money Market Fund	1	68.6	1	15.5
New York Municipal Money Market Fund	2	91.3	—	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund

and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund

and New York Municipal Money Market Fund invest in preferred securities. These securities are typically issued by corporations, generally in the form of interest bearing notes with preferred security characteristics and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have

160	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	161

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund, JPMorgan Securities Lending Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund (six of the funds constituting JPMorgan Trust I), JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan Municipal Money Market Fund (four of the funds constituting JPMorgan Trust II) and JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund (two of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the “Funds”) as of February 28, 2021, the related statements of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 26, 2021

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

162	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chair since 2020; Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	127	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Stephen P. Fisher (1959); Trustee of Trusts since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	127	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Kathleen M. Gallagher (1958); Trustee of the Trusts since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	127	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (financial services and insurance) (2017-present); Advisory Board Member, Fiduciary Solutions, State Street Global Advisors (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Dennis P. Harrington* (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (accounting firm) (serving in various roles 1984-2012).	127	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	127	None

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	163

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner** (1953); Trustee of Trusts since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	127	Advisory Board Member, Penso Advisors LLC (2020-present); Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Global Fiduciary Solutions Board (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Mary E. Martinez (1960); Vice Chair since 2021; Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	127	None

Marilyn McCoy (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President, Administration and Planning, Northwestern University (1985-present).	127	None

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	127	Trustee and Vice Chair, Trout Unlimited (2017-present); Trustee, American Museum of Fly Fishing (2013-present); Trustee, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American University in Cairo (1999-2014).

Marian U. Pardo*** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	127	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

164	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (127 funds).

*

Two family members of Mr. Harrington are employed as a partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**

A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	165

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014.

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary since 2010)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.). Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)***	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)***	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management Inc. since February 2020, formerly Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from August 2006 to January 2020.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

166	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2020, and continued to hold your shares at the end of the reporting period, February 28, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan Prime Money Market Fund
Academy
Actual*	$1,000.00	$1,000.40	$0.74	0.15%
Hypothetical*	1,000.00	1,024.05	0.75	0.15
Agency
Actual*	1,000.00	1,000.00	1.09	0.22
Hypothetical*	1,000.00	1,023.70	1.10	0.22
Capital
Actual*	1,000.00	1,000.30	0.74	0.15
Hypothetical*	1,000.00	1,024.05	0.75	0.15
Class C
Actual*	1,000.00	999.80	1.14	0.23
Hypothetical*	1,000.00	1,023.65	1.15	0.23
Empower
Actual**	1,000.00	1,000.00	0.02	0.12
Hypothetical**	1,000.00	1,024.20	0.60	0.12
IM
Actual*	1,000.00	1,000.50	0.60	0.12
Hypothetical*	1,000.00	1,024.20	0.60	0.12
Institutional Class
Actual*	1,000.00	1,000.20	0.84	0.17
Hypothetical*	1,000.00	1,023.95	0.85	0.17
Morgan
Actual*	1,000.00	999.90	1.19	0.24
Hypothetical*	1,000.00	1,023.60	1.20	0.24
Premier
Actual*	1,000.00	999.90	1.19	0.24
Hypothetical*	1,000.00	1,023.60	1.20	0.24

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	167

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan Prime Money Market Fund (continued)
Reserve
Actual*	$1,000.00	$999.90	$1.19	0.24%
Hypothetical*	1,000.00	1,023.60	1.20	0.24

JPMorgan Institutional Tax Free Money Market Fund
Agency
Actual*	1,000.00	999.90	3.77	0.76
Hypothetical*	1,000.00	1,021.03	3.81	0.76
Capital
Actual*	1,000.00	1,000.10	3.27	0.66
Hypothetical*	1,000.00	1,021.52	3.31	0.66
IM
Actual*	1,000.00	1,000.10	1.39	0.28
Hypothetical*	1,000.00	1,023.41	1.40	0.28
Institutional Class
Actual*	1,000.00	999.90	2.33	0.47
Hypothetical*	1,000.00	1,022.46	2.36	0.47

JPMorgan Securities Lending Money Market Fund
Agency SL
Actual*	1,000.00	1,000.80	0.30	0.06
Hypothetical*	1,000.00	1,024.50	0.30	0.06

JPMorgan Liquid Assets Money Market Fund
Agency
Actual*	1,000.00	1,000.30	1.09	0.22
Hypothetical*	1,000.00	1,023.70	1.10	0.22
Capital
Actual*	1,000.00	1,000.50	0.89	0.18
Hypothetical*	1,000.00	1,023.90	0.90	0.18
Class C
Actual*	1,000.00	1,000.20	1.19	0.24
Hypothetical*	1,000.00	1,023.60	1.20	0.24
Institutional Class
Actual*	1,000.00	1,000.40	0.99	0.20
Hypothetical*	1,000.00	1,023.80	1.00	0.20
Investor
Actual*	1,000.00	1,000.20	0.99	0.20
Hypothetical*	1,000.00	1,023.80	1.00	0.20
Morgan
Actual*	1,000.00	1,000.20	1.04	0.21
Hypothetical*	1,000.00	1,023.75	1.05	0.21
Premier
Actual*	1,000.00	1,000.20	1.09	0.22
Hypothetical*	1,000.00	1,023.70	1.10	0.22
Reserve
Actual*	1,000.00	1,000.20	1.09	0.22
Hypothetical*	1,000.00	1,023.70	1.10	0.22

JPMorgan U.S. Government Money Market Fund
Academy
Actual*	1,000.00	1,000.10	0.60	0.12
Hypothetical*	1,000.00	1,024.20	0.60	0.12
Agency
Actual*	1,000.00	1,000.10	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14

168	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan U.S. Government Money Market Fund (continued)
Capital
Actual*	$1,000.00	$1,000.10	$0.64	0.13%
Hypothetical*	1,000.00	1,024.15	0.65	0.13
E*Trade
Actual*	1,000.00	1,000.10	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14
Empower
Actual**	1,000.00	1,000.00	0.01	0.06
Hypothetical**	1,000.00	1,024.50	0.30	0.06
IM
Actual*	1,000.00	1,000.20	0.55	0.11
Hypothetical*	1,000.00	1,024.25	0.55	0.11
Institutional Class
Actual*	1,000.00	1,000.10	0.64	0.13
Hypothetical*	1,000.00	1,024.15	0.65	0.13
Investor
Actual*	1,000.00	1,000.10	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14
Morgan
Actual*	1,000.00	1,000.10	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14
Premier
Actual*	1,000.00	1,000.10	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14
Reserve
Actual*	1,000.00	1,000.10	0.64	0.13
Hypothetical*	1,000.00	1,024.15	0.65	0.13
Service
Actual*	1,000.00	1,000.10	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14

JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Actual***	1,000.00	1,000.10	0.29	0.07
Hypothetical***	1,000.00	1,024.45	0.35	0.07
Agency
Actual*	1,000.00	1,000.00	0.74	0.15
Hypothetical*	1,000.00	1,024.05	0.75	0.15
Capital
Actual*	1,000.00	1,000.10	0.64	0.13
Hypothetical*	1,000.00	1,024.15	0.65	0.13
Class C
Actual*	1,000.00	1,000.00	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14
Empower
Actual**	1,000.00	1,000.00	0.01	0.06
Hypothetical**	1,000.00	1,024.50	0.30	0.06
IM
Actual*	1,000.00	1,000.20	0.55	0.11
Hypothetical*	1,000.00	1,024.25	0.55	0.11
Institutional Class
Actual*	1,000.00	1,000.10	0.64	0.13
Hypothetical*	1,000.00	1,024.15	0.65	0.13

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	169

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Investor
Actual*	$1,000.00	$1,000.00	$0.79	0.16%
Hypothetical*	1,000.00	1,024.00	0.80	0.16
Morgan
Actual*	1,000.00	1,000.00	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14
Premier
Actual*	1,000.00	1,000.00	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14
Reserve
Actual*	1,000.00	1,000.00	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14

JPMorgan Federal Money Market Fund
Agency
Actual*	1,000.00	1,000.10	0.64	0.13
Hypothetical*	1,000.00	1,024.15	0.65	0.13
Institutional Class
Actual*	1,000.00	1,000.10	0.64	0.13
Hypothetical*	1,000.00	1,024.15	0.65	0.13
Morgan
Actual*	1,000.00	1,000.10	0.64	0.13
Hypothetical*	1,000.00	1,024.15	0.65	0.13
Premier
Actual*	1,000.00	1,000.10	0.64	0.13
Hypothetical*	1,000.00	1,024.15	0.65	0.13

JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Actual***	1,000.00	1,000.00	0.42	0.10
Hypothetical***	1,000.00	1,024.30	0.50	0.10
Agency
Actual*	1,000.00	1,000.00	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14
Capital
Actual*	1,000.00	1,000.00	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14
Empower
Actual**	1,000.00	1,000.00	0.01	0.07
Hypothetical**	1,000.00	1,024.45	0.35	0.07
IM
Actual*	1,000.00	1,000.10	0.64	0.13
Hypothetical*	1,000.00	1,024.15	0.65	0.13
Institutional Class
Actual*	1,000.00	1,000.00	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14
Morgan
Actual*	1,000.00	1,000.00	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14
Premier
Actual*	1,000.00	1,000.00	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14
Reserve
Actual*	1,000.00	1,000.00	0.69	0.14
Hypothetical*	1,000.00	1,024.10	0.70	0.14

170	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan Tax Free Money Market Fund
Agency
Actual*	$1,000.00	$1,000.00	$0.94	0.19%
Hypothetical*	1,000.00	1,023.85	0.95	0.19
Institutional Class
Actual*	1,000.00	1,000.10	0.89	0.18
Hypothetical*	1,000.00	1,023.90	0.90	0.18
Morgan
Actual*	1,000.00	1,000.00	0.94	0.19
Hypothetical*	1,000.00	1,023.85	0.95	0.19
Premier
Actual*	1,000.00	1,000.00	0.94	0.19
Hypothetical*	1,000.00	1,023.85	0.95	0.19
Reserve
Actual*	1,000.00	1,000.00	0.94	0.19
Hypothetical*	1,000.00	1,023.85	0.95	0.19

JPMorgan Municipal Money Market Fund
Agency
Actual*	1,000.00	1,000.10	1.14	0.23
Hypothetical*	1,000.00	1,023.65	1.15	0.23
Institutional Class
Actual*	1,000.00	1,000.30	0.99	0.20
Hypothetical*	1,000.00	1,023.80	1.00	0.20
Morgan
Actual*	1,000.00	1,000.10	1.14	0.23
Hypothetical*	1,000.00	1,023.65	1.15	0.23
Premier
Actual*	1,000.00	1,000.10	1.19	0.24
Hypothetical*	1,000.00	1,023.60	1.20	0.24
Service
Actual*	1,000.00	1,000.10	1.19	0.24
Hypothetical*	1,000.00	1,023.60	1.20	0.24

JPMorgan California Municipal Money Market Fund
Agency
Actual*	1,000.00	1,000.10	0.89	0.18
Hypothetical*	1,000.00	1,023.90	0.90	0.18
Institutional Class
Actual*	1,000.00	1,000.20	0.84	0.17
Hypothetical*	1,000.00	1,023.95	0.85	0.17
Morgan
Actual*	1,000.00	1,000.10	0.89	0.18
Hypothetical*	1,000.00	1,023.90	0.90	0.18
Premier
Actual*	1,000.00	1,000.10	0.89	0.18
Hypothetical*	1,000.00	1,023.90	0.90	0.18
Service
Actual*	1,000.00	1,000.10	0.89	0.18
Hypothetical*	1,000.00	1,023.90	0.90	0.18

JPMorgan New York Municipal Money Market Fund
Agency
Actual*	1,000.00	1,000.30	1.14	0.23
Hypothetical*	1,000.00	1,023.65	1.15	0.23

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	171

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan New York Municipal Money Market Fund (continued)
Institutional Class
Actual*	$1,000.00	$1,000.40	$1.04	0.21%
Hypothetical*	1,000.00	1,023.75	1.05	0.21
Morgan
Actual*	1,000.00	1,000.30	1.14	0.23
Hypothetical*	1,000.00	1,023.65	1.15	0.23
Premier
Actual*	1,000.00	1,000.30	1.19	0.24
Hypothetical*	1,000.00	1,023.60	1.20	0.24
Reserve
Actual*	1,000.00	1,000.30	1.14	0.23
Hypothetical*	1,000.00	1,023.65	1.15	0.23
Service
Actual*	1,000.00	1,000.30	1.14	0.23
Hypothetical*	1,000.00	1,023.65	1.15	0.23

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**

Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 6/365 (to reflect the actual period). Commencement of operations was February 23, 2021.

***

Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the actual period). Commencement of operations was September 30, 2020.

172	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2021

TAX LETTER

(Unaudited)

(Dollar values in thousands)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2021. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2021. The information necessary to complete your income tax returns for the calendar year ending December 31, 2021 will be provided under separate cover.

Long-Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2021:

Long-Term Capital Gain Distribution
JPMorgan Institutional Tax Free Money Market Fund	$1
JPMorgan Tax Free Money Market Fund	26
JPMorgan California Municipal Money Market Fund	6
JPMorgan New York Municipal Money Market Fund	55

Qualified Interest Income (QII) and Short-Term Capital Gain

Each fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2021:

	Qualified Interest Income	Short-Term Capital Gain
JPMorgan Prime Money Market Fund	$93,109	$194
JPMorgan Liquid Assets Money Market Fund	13,404	11
JPMorgan U.S. Government Money Market Fund	227,359	—
JPMorgan U.S. Treasury Plus Money Market Fund	37,727	—
JPMorgan Federal Money Market Fund	4,527	112
JPMorgan 100% U.S. Treasury Securities Money Market Fund	111,635	—

Tax-Exempt Income

Each fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2021:

Exempt Distributions Paid
JPMorgan Institutional Tax Free Money Market Fund	$3,777
JPMorgan Tax Free Money Market Fund	33,456
JPMorgan Municipal Money Market Fund	4,352
JPMorgan California Municipal Money Market Fund	1,200
JPMorgan New York Municipal Money Market Fund	5,135

Treasury Income

Each fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2021:

Income from U.S. Treasury Obligations
JPMorgan Prime Money Market Fund	1.9%
JPMorgan Securities Lending Money Market Fund	3.1
JPMorgan Liquid Assets Money Market Fund	1.3
JPMorgan U.S. Government Money Market Fund	19.1
JPMorgan U.S. Treasury Plus Money Market Fund	59.2
JPMorgan Federal Money Market Fund	33.5
JPMorgan 100% U.S. Treasury Securities Money Market Fund	98.9

FEBRUARY 28, 2021	J.P. MORGAN MONEY MARKET FUNDS	173

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings with the SEC each month on Form N-MFP. The Funds’ Form N-MFP reports are available on the SEC’s website at http://www.sec.gov. Each Fund can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. February 2021.	AN-MMKT-221

Annual Report

J.P. Morgan Income Funds

February 28, 2021

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Global Bond Opportunities Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

April 10, 2021 (Unaudited)

Dear Shareholders,

The dual advents of mass vaccinations and an exponential increase in U.S. government spending for pandemic relief and recovery have combined to accelerate an upward trend in financial markets that largely began in the second half of last year. The prospect of fully reopened economies and the expected surge in economic activity at the local, national and global scales has fueled broad investor demand for financial assets.

“It’s instructive that those who remained fully invested in the face of unprecedented uncertainty in 2020 were likely rewarded for their resilience and resolve in 2021.” — Andrea L. Lisher

Equity markets generally led the long rebound in financial markets from the initial sell-off at the declaration of the pandemic in March 2020. For the twelve months ended February 28, 2021, the S&P 500 Index returned 31.3% and the Bloomberg Barclays U.S. Aggregate returned 1.4%.

Subsequent to the end of the twelve month period, the $1.9 trillion American Rescue Plan was signed into law and early debate began on the proposed $2 trillion American Jobs Plan. Investors responded in early April by pushing the S&P 500 to close above 4,000 points for the first time.

While the uncertainty and turbulence of 2020 has receded and this year has begun with broad expectations for a robust economic recovery, investor concerns have evolved with the changing investment environment. The threat from new variants of COVID-19 and a late resurgence in infections across the globe serve as reminders that the pandemic remains a present danger. Additionally, the anticipated impact of unprecedented federal stimulus spending has led to more conventional investor worries about potential supply/demand imbalances in certain sectors of the economy as well as inflationary pressure and rising long-term interest rates.

It’s instructive that those who remained fully invested in the face of unprecedented uncertainty in 2020 were likely rewarded for their resilience and resolve in 2021. At the same time, J.P. Morgan Asset Management also has adapted to the challenges and opportunities presented over the past year to continually seek to deliver innovative and durable investment solutions grounded by our deep experience in risk management. We will continue to operate under the same fundamental practices and principles that have driven our success for more than a century and focus on the financial needs of our clients.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Financial markets largely recovered from a sharp sell-off in February and March of 2020, led by a sustained rally in equity markets. While bonds generally provided positive returns for the period, fixed income markets generally underperformed equity markets amid historically low interest rates.

Investors initially responded to the pandemic and the closure of large sectors of national economies by buying developed market government bonds as well as commodity gold. Yields on both the 10-year and 30-year U.S. Treasury bonds briefly fell to record lows in March 2020. By the end of the first quarter of 2020, leading developed market equity indexes had fallen by 20% or more and crude oil prices had plummeted by 60%.

Central banks around the world responded by cutting interest rates, initiating or extending asset purchasing programs and working to ensure liquidity in capital markets. Governments also responded with massive stimulus and relief spending. At the start of the second half of 2020, U.S. equity led a broad rebound in both developed markets and emerging markets equity, which was interrupted in September and October 2020 as re-closings across parts of Asia and Europe in response to resurgent infections dented investor optimism.

However, the approvals of the first vaccines against COVID-19 in late 2020 reignited investor demand for equity amid expectations that mass vaccinations would lead to the re-opening of businesses, schools and other parts of national economies. Within fixed income markets, high yield bonds (also known as “junk bonds”) and emerging markets debt outperformed U.S investment grade debt and U.S. Treasury bonds.

For the twelve months ended February 28, 2021, the Bloomberg Barclays U.S. Aggregate Index returned 1.38% and the Bloomberg Barclays Global Multiverse Index returned 4.50%.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Corporate Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.86%
Bloomberg Barclays U.S. Aggregate Index	1.38%
Bloomberg Barclays U.S. Corporate Bond Index	2.79%

Net Assets as of 2/28/2021 (In Thousands)	$2,651,789
Duration as of 2/28/2021	8.3 Years

INVESTMENT OBJECTIVE**

The JPMorgan Corporate Bond Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares outperformed both the Bloomberg Barclays U.S. Aggregate Index (the “Index”) and the Bloomberg Barclays U.S. Corporate Bond Index (the “Benchmark”).

Relative to the Index, the Fund’s overweight allocation to high yield bonds (also known as “junk bonds”), which are not held in the Index, was a leading contributor to performance. So-called risk assets tended to outperform over the majority of 2020 and were able to rebound from the sell-off in the first quarter of 2020. Within investment grade bonds, the Fund’s allocations to the financials and consumer non-cyclicals sectors contributed to relative performance.

Relative to the Benchmark, the Fund’s security selection and overweight position in the utilities sector were leading contributors to relative performance. The Fund’s overweight allocation to the basic industry sector, particularly within the chemicals subsector, was a leading detractor from performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers relied on a thorough research process with a particular emphasis on three key areas: macro credit strategy, which determined the credit bias of the portfolio; sector strategy, which helped determine the sector weightings of the portfolio; and individual security strategy. This approach was used to create an investable universe of securities to be included in the Fund’s portfolio. During the period, the portfolio managers increased the Fund’s allocation to the consumer non-cyclical and communications sectors, while reducing its allocation to the banking subsector and the utility sector. The Fund continued to invest in new issues that looked attractive in the opinion of the portfolio managers.

PORTFOLIO COMPOSITION***
Corporate Bonds	95.2%
Others (each less than 1.0%)	0.6
Short-Term Investments	4.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	3

JPMorgan Corporate Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
With Sales Charge*		(1.19)%	5.04%	3.81%
Without Sales Charge		2.62	5.85	4.31
CLASS C SHARES	March 1, 2013
With CDSC**		1.21	5.33	3.80
Without CDSC		2.21	5.33	3.80
CLASS I SHARES	March 1, 2013	2.86	6.12	4.58
CLASS R6 SHARES	March 1, 2013	3.06	6.25	4.70

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Corporate Bond Fund, the Bloomberg Barclays U.S. Aggregate Index and the Bloomberg Barclays U.S. Corporate Index from March 1, 2013 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index and the Bloomberg Barclays U.S. Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. Securities in the Index roll up to the U.S. Credit and U.S. Aggregate Indices. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.98%
J.P. Morgan Emerging Markets Bond Index Global Diversified	0.91%

Net Assets as of 2/28/2021 (In Thousands)	$1,206,800
Duration as of 2/28/2021	7.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Debt Fund’s (the “Fund”) goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “Benchmark”).

The Fund’s overweight allocation to Mexico through Petroleos Mexicanos, a state-owned oil and gas producer, was a leading contributor to relative performance as gradual re-opening of national economies continued to drive increased demand. The Fund’s allocations to Ghana, Nigeria and Ivory Coast also contributed to relative performance as global financial conditions remained supportive for emerging markets assets.

The Fund’s position in Angola was a leading detractor from relative performance. Early in the period, the Fund’s overweight allocation hurt performance as prices for oil – the nation’s leading export – fell in response to the pandemic. Following the sell-off in global financial markets in February and March 2020, the Fund moved to an underweight allocation in Angola, which hurt performance when oil prices rebounded in subsequent months. The Fund’s allocation to Lebanon also detracted from relative performance as the country defaulted for the first time on its sovereign debt and rating agencies warned of a high probability of significant losses for private creditors.

HOW WAS THE FUND POSITIONED?

The Fund was managed with a focus on weighted spread duration versus the Benchmark. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country and U.S. Treasury securities. Generally, the prices of bonds from a specific sector or country will increase when spreads tighten and decrease when spreads widen. Weighted spread duration refers to the Fund’s overweight positions in countries and sectors that the Fund’s portfolio managers believed were more likely to benefit from tightening spreads and underweight positions in countries and sectors that they believed were more likely to be negatively impacted by widening spreads. The Fund’s portfolio managers combined top-down macroeconomic research with bottom-up fundamental research to implement these overweight and underweight positions.

The Fund’s top five overweight and underweight positions based on the weighted spread duration versus the Benchmark as of February 28, 2021, are summarized in the table below:

Top 5 Overweights:

Country Weighted Spread Duration	Relative to Benchmark
Mexico	0.35
Paraguay	0.25
Nigeria	0.12
Egypt	0.12
Ivory Coast	0.10

Top 5 Underweights:

Country Weighted Spread Duration	Relative to Benchmark
Philippines	(0.27)
China	(0.20)
Malaysia	(0.20)
Uruguay	(0.14)
Qatar	(0.12)

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	5

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

PORTFOLIO COMPOSITION*
Foreign Government Securities	63.3%
Corporate Bonds	30.7
Others (each less than 1.0%)	0.4
Short-Term Investments	5.6

PORTFOLIO COMPOSITION BY COUNTRY*
Mexico	9.0%
Indonesia	4.2
Egypt	4.0
Dominican Republic	3.6
Ukraine	3.6
Brazil	3.6
Peru	2.9
Turkey	2.9
Paraguay	2.9
South Africa	2.8
Colombia	2.7
Nigeria	2.6
United Arab Emirates	2.6
Kazakhstan	2.4
Saudi Arabia	2.4
Russia	2.4
Panama	2.3
Oman	2.3
Chile	2.2
Bahrain	2.1
Ghana	2.0
Qatar	1.5
Romania	1.5
Kenya	1.4
El Salvador	1.4
Ivory Coast	1.4
Angola	1.4
Uruguay	1.2
Argentina	1.1
Belarus	1.0
Guatemala	1.0
Others (each less than 1.0%)	16.0
Short-Term Investments	5.6

*	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 30, 2006
With Sales Charge*		(2.16)%	4.21%	4.25%
Without Sales Charge		1.71	5.01	4.65
CLASS C SHARES	June 30, 2006
With CDSC**		0.09	4.46	4.22
Without CDSC		1.09	4.46	4.22
CLASS I SHARES	April 17, 1997	1.98	5.26	4.91
CLASS R5 SHARES	May 15, 2006	2.04	5.42	5.10
CLASS R6 SHARES	July 2, 2012	2.03	5.48	5.14

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Emerging Markets Debt Fund and the J.P. Morgan Emerging Markets Bond Index Global Diversified from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the J.P. Morgan Emerging Markets Bond Index Global Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The J.P. Morgan Emerging Markets Bond Index Global Diversified tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The performance of the Index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Index is administered by JPMorgan Securities Inc., an affiliate of the adviser. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of non-diversified “regional” fund investing.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	7

JPMorgan Global Bond Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	7.07%
Bloomberg Barclays Multiverse Index	4.50%

Net Assets as of 2/28/2021 (In Thousands)	$3,615,607
Duration as of 2/28/2021	3.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan Global Bond Opportunities Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund is flexible and opportunistic and is not managed to a benchmark. While the Fund is not managed to a benchmark, its performance is compared with the Bloomberg Barclays Multiverse Index (the “Index”). For the twelve months ended February 28, 2021, the Fund’s Class I shares outperformed the Index.

Relative to the Index, the Fund’s shorter overall duration contributed to performance as interest rates generally rose during the period. Generally, bonds with shorter duration will experience smaller price decline when interest rates rise, compared with bonds of longer duration.

In terms of absolute performance, the Fund’s allocations to corporate high yield debt (also known as “junk bonds”), along with investment grade credit and emerging markets debt (both sovereign debt and bonds denominated in local currencies) were leading contributors to performance. The Fund’s allocation to government interest rates obtained through investments in government bonds and interest rate futures also contributed to absolute performance. The Fund’s investments in securitized debt also contributed to absolute performance.

HOW WAS THE FUND POSITIONED?

At the start of March 2020, the Fund’s managers sharply reduced their exposure to emerging markets debt and high yield debt. When financial markets began to recover toward the end of the month, the managers subsequently removed some protection that had been obtained through credit default swaps. The managers also adjusted the Fund’s currency positioning and extended the Fund’s overall duration to 5.9 years at the end of March 2020. The managers also increased their allocation to U.S. investment grade debt through investments in new issuances and purchases of existing investment grade debt securities throughout the second quarter of 2020. In addition, the managers also began to increase the Fund’s allocations to emerging markets debt and high yield debt in the second quarter of 2020, while reducing the Fund’s overall duration.

The managers also reduced the Fund’s exposure to securitized debt and in the second half of 2020, trimmed the Fund’s exposure to peripheral Europe (Portugal, Ireland, Italy, Greece, Spain and Cyprus) and increased its allocation to high yield debt. During the period, the managers reduced the Fund’s overall duration by moving to a net short position in U.S. Treasury securities through interest rate futures.

The managers increased the length of the Fund’s overall duration through an increase in high quality government bonds, as well as longer duration investment grade debt in March 2020. As financial markets rebounded in subsequent months, the managers reduced the Fund’s duration to 3.45 years at February 28, 2021 from 5.48 years at February 29, 2020.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

PORTFOLIO COMPOSITION***
Corporate Bonds	50.5%
Foreign Government Securities	19.6
Loan Assignments	4.2
Asset-Backed Securities	3.8
Convertible Bonds	3.7
U.S. Treasury Obligations	3.4
Commercial Mortgage-Backed Securities	3.2
Collateralized Mortgage Obligations	3.0
Others (each less than 1.0%)	0.4
Short-Term Investments	8.2

PORTFOLIO COMPOSITION BY COUNTRY***
United States	45.9%
Italy	4.2
France	3.3
United Kingdom	3.3
China	2.5
Germany	2.5
Mexico	2.3
Spain	2.0
Indonesia	1.5
South Africa	1.4
Switzerland	1.3
Luxembourg	1.3
Cayman Islands	1.1
Netherlands	1.0
Belgium	1.0
Others (each less than 1.0%)	17.2
Short-Term Investments	8.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	9

JPMorgan Global Bond Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	September 4, 2012
With Sales Charge*		2.87%	5.11%	4.34%
Without Sales Charge		6.83	5.91	4.81
CLASS C SHARES	September 4, 2012
With CDSC**		5.32	5.49	4.41
Without CDSC		6.32	5.49	4.41
CLASS I SHARES	September 4, 2012	7.07	6.18	5.09
CLASS R6 SHARES	September 4, 2012	7.23	6.33	5.23

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/4/12 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 4, 2012.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Global Bond Opportunities Fund and the Bloomberg Barclays Multiverse Index from September 4, 2012 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays Multiverse Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund, if applicable. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the international fixed income bond market. The Bloomberg Barclays Multiverse Index represents the union of the Bloomberg Barclays Global Aggregate Index and the Bloomberg Barclays Global High Yield Index. The Bloomberg Barclays Global Aggregate Index is a measure of global investment grade debt from twenty-four different local currency markets. The Bloomberg Barclays Global High Yield Index provides a broad-based measure of the global high-yield fixed income markets. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on September 4, 2012 until May 31, 2013, the Fund did not experience any shareholder purchase and sale activity. If such activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.74%
Bloomberg Barclays U.S. Universal Index	2.13%
ICE BofAML 3-Month US Treasury Bill Index	0.40%

Net Assets as of 2/28/2021 (In Thousands)	$10,666,759
Duration as of 2/28/2021	0.7 Years

INVESTMENT OBJECTIVE**

The JPMorgan Strategic Income Opportunities Fund (the “Fund”) seeks to provide high total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to an index during the period. The Fund attempts to achieve a positive total return in diverse market environments over time and accordingly, is not required to meet target index weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to an index, its return was compared to the Bloomberg Barclays U.S. Universal Index (the “Index”) and the ICE BofAML 3-Month US Treasury Bill Index.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares underperformed the Index and outperformed the ICE BofAML 3-Month US Treasury Bill Index.

The Fund’s allocation to commercial real estate sector bonds was the leading detractor from both absolute performance and performance relative to the Index. The Fund’s allocations to high yield corporate bonds (also known as “junk bonds”), non-agency mortgage-backed securities and investment grade corporate bonds were leading contributors to absolute performance and performance relative to the Index as well as the Fund’s outperformance relative to the ICE BofAML 3-Month US Treasury Bill Index, which contains only Treasury Bills.

HOW WAS THE FUND POSITIONED?

At the end of the period, the Fund had long positions in the high yield corporate, investment grade corporate and non-agency mortgage-backed securities sectors. The Fund also established short positions in the emerging markets debt sector through credit default swaps. The Fund, which has the capability to be 100% invested in cash, held a cash position of approximately 52% of net assets at the end of the period. A portion of the Fund’s cash position (representing 1% of the total cash allocation) was held to support derivative positions that were used as substitutes for securities. The remaining cash position was held in a J.P. Morgan money market fund. As of the end of the period, the Fund used credit default swaps to establish select short positions in the investment grade corporate credit, high yield corporate credit and emerging markets debt sectors.

PORTFOLIO COMPOSITION***
Corporate Bonds	27.9%
Asset-Backed Securities	6.2
Collateralized Mortgage Obligations	4.7
Loan Assignments	4.6
Mortgage-Backed Securities	3.7
Others (each less than 1.0%)	1.7
Short-Term Investments	51.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	11

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 10, 2008
With Sales Charge*		(2.27)%	2.89%	1.91%
Without Sales Charge		1.49	3.69	2.31
CLASS C SHARES	October 10, 2008
With CDSC**		(0.08)	3.17	1.89
Without CDSC		0.92	3.17	1.89
CLASS I SHARES	October 10, 2008	1.74	3.96	2.57
CLASS R5 SHARES	October 10, 2008	1.80	4.14	2.75
CLASS R6 SHARES	November 1, 2017	1.91	4.20	2.78

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Strategic Income Opportunities Fund, the Bloomberg Barclays U.S. Universal Index and the ICE BofAML 3-Month US Treasury Bill Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Universal Index and the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate

Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Total Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.14%
Bloomberg Barclays U.S. Aggregate Index	1.38%

Net Assets as of 2/28/2021 (In Thousands)	$660,833
Duration as of 2/28/2021	6.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Total Return Fund (the “Fund”) seeks to provide high total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight position in investment grade corporate bonds was the leading detractor from performance, while the Fund’s security selection in agency mortgage-backed securities and its allocation to high yield corporate bonds (also known as “junk bonds”), which were not held in the Benchmark, were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

At the end of the period, the Fund had overweight positions in high yield corporate bonds and underweight positions in emerging markets debt. The Fund’s portfolio managers used credit default swaps to initiate short positions (underweights) in areas that they felt were not attractive from a valuation perspective. When such derivatives were used as a substitute for securities, the Fund kept cash invested in a J.P. Morgan money market fund to support those positions.

PORTFOLIO COMPOSITION***
Corporate Bonds	40.6%
Mortgage-Backed Securities	22.4
U.S. Treasury Obligations	5.8
Collateralized Mortgage Obligations	3.4
Asset-Backed Securities	1.2
U.S. Government Agency Securities	1.0
Others (each less than 1.0%)	0.8
Short-Term Investments	24.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	13

JPMorgan Total Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 16, 2008
With Sales Charge*		(2.72)%	3.34%	3.53%
Without Sales Charge		1.05	4.13	3.94
CLASS C SHARES	June 16, 2008
With CDSC**		(0.60)	3.48	3.39
Without CDSC		0.40	3.48	3.39
CLASS I SHARES	June 16, 2008	1.14	4.25	4.04
CLASS R2 SHARES	March 18, 2014	0.45	3.61	3.64
CLASS R5 SHARES	June 16, 2008	1.25	4.35	4.16
CLASS R6 SHARES	March 18, 2014	1.30	4.39	4.19

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The returns for Class R2 and Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns of Class R2 and Class R6 Shares would have been different than those shown because Class R2 and Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Total Return Fund and the Bloomberg Barclays U.S. Aggregate Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays

U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Unconstrained Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	5.37%
Bloomberg Barclays U.S. Aggregate Index	1.38%
ICE BofAML 3-Month US Treasury Bill Index	0.40%

Net Assets as of 2/28/2021 (In Thousands)	$1,006,318
Duration as of 2/28/2021	2.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Unconstrained Debt Fund (the “Fund”) seeks to provide long-term total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s investment approach is flexible and it is not managed to, or constrained by, a benchmark. However, the Fund’s performance is compared with the Bloomberg Barclays U.S. Aggregate Index (the “Index”) and the ICE BofAML 3-Month US Treasury Bill Index (the “Secondary Index”). For the twelve months ended February 28, 2021, the Fund’s Class I Shares outperformed both the Index and the Secondary Index.

Relative to the Index, the Fund’s shorter overall duration contributed to performance as interest rates fell during the period. Generally, bonds with shorter duration will experience smaller price decline when interest rates rise, compared with bonds of longer duration.

The Fund’s allocations to high yield corporate bonds (also known as “junk bonds”), investment grade corporate bonds, government interest rates (obtained through investments in bonds and interest rate futures) and securitized debt were the leading contributors to absolute performance. Investment grade bonds benefitted from investors seeking higher quality credit and from support from leading central banks. Securitized debt benefitted from lower volatility relative to other sectors of the bond market as well as purchases by the U.S. Federal Reserve.

The Fund’s allocation to emerging markets debt detracted slightly from absolute performance as a rebound in prices during the period was not enough to offset the impact of the sharp market sell-off in March 2020.

HOW WAS THE FUND POSITIONED?

During the period, the Fund invested opportunistically across different markets and sectors. The Fund’s portfolio managers applied a flexible investment approach and did not manage the Fund to a benchmark. This allowed the Fund to shift its allocations based on changing market conditions. The Fund had exposure to a broad range of asset classes during the period, including high yield bonds (also known as “junk bonds”), investment grade corporate bonds, agency and non-agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities, emerging markets debt, convertible bonds and foreign government securities.

In response to the market sell-off in March 2020, the Fund’s portfolio managers moved to a net short position in high yield debt for the first time and reduced the Fund’s net exposure to emerging markets. The managers also increased the Fund’s overall duration to 3.50 years, maintained a short position in emerging markets currencies and increased their allocation to investment grade credit by participating in new issues. In the second quarter of 2020, the managers continued to increase the Fund’s allocation to investment grade credit and began to increase its allocation to emerging markets debt, while shifting to a net long position in emerging markets currencies. In July and August 2020, the managers trimmed the Fund’s exposure to government interest rates and securitized products and increased its allocation to convertible bonds. They maintained this positioning through the end of the period.

The portfolio managers increased the Fund’s overall duration amid expectations for falling interest rates during most of the period. The Fund’s overall duration increased to 2.79 years at February 28, 2021 from 2.38 years at February 29, 2020.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	15

JPMorgan Unconstrained Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

PORTFOLIO COMPOSITION***
Corporate Bonds	33.0%
Foreign Government Securities	13.3
Mortgage-Backed Securities	12.2
Collateralized Mortgage Obligations	8.3
Asset-Backed Securities	7.6
Commercial Mortgage-Backed Securities	5.9
Convertible Bonds	3.3
Loan Assignments	3.1
Others (each less than 1.0%)	0.2
Short-Term Investments	13.1

PORTFOLIO COMPOSITION BY COUNTRY***
United States	57.5%
United Kingdom	3.3
Australia	3.1
France	1.9
Italy	1.4
Switzerland	1.3
Germany	1.3
Mexico	1.2
Spain	1.0
Others (each less than 1.0%)	14.9
Short-Term Investments	13.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 1, 2010
With Sales Charge*		1.13%	3.28%	2.74%
Without Sales Charge		5.11	4.07	3.13
CLASS C SHARES	December 1, 2010
With CDSC**		3.66	3.56	2.71
Without CDSC		4.66	3.56	2.71
CLASS I SHARES	December 1, 2010	5.37	4.35	3.39
CLASS R2 SHARES	December 1, 2010	4.78	3.73	2.83
CLASS R5 SHARES	December 1, 2010	5.42	4.45	3.54
CLASS R6 SHARES	November 1, 2011	5.53	4.50	3.59

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Unconstrained Debt Fund, the Bloomberg Barclays U.S. Aggregate Index and the ICE BofAML 3-Month US Treasury Bill Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index and the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	17

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 93.8%

Aerospace & Defense — 3.2%

BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	8,255	9,007

Boeing Co. (The)

4.88%, 5/1/2025	4,515	5,048

2.20%, 2/4/2026	6,920	6,934

2.25%, 6/15/2026	5,780	5,843

5.04%, 5/1/2027	6,619	7,629

3.63%, 2/1/2031	1,750	1,850

3.60%, 5/1/2034	1,453	1,492

3.25%, 2/1/2035	3,855	3,793

5.71%, 5/1/2040	2,245	2,829

3.38%, 6/15/2046	1,000	911

Howmet Aerospace, Inc.

5.13%, 10/1/2024	100	109

5.90%, 2/1/2027	200	228

L3Harris Technologies, Inc. 4.40%, 6/15/2028	940	1,095

Leidos, Inc.

4.38%, 5/15/2030 (a)	5,461	6,201

2.30%, 2/15/2031 (a)	3,020	2,939

Lockheed Martin Corp.

3.80%, 3/1/2045	1,750	2,005

2.80%, 6/15/2050	1,155	1,119

Northrop Grumman Corp. 3.25%, 1/15/2028	4,957	5,402

Raytheon Technologies Corp.

4.13%, 11/16/2028	13,570	15,646

4.45%, 11/16/2038	3,595	4,328

3.75%, 11/1/2046	855	936

4.35%, 4/15/2047	160	190

Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	85	90

		85,624

Air Freight & Logistics — 0.0% (b)

XPO Logistics, Inc. 6.75%, 8/15/2024 (a)	245	257

Auto Components — 0.1%

Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	900	972

American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	180	185

Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)	200	208

Icahn Enterprises LP 6.25%, 5/15/2026	230	242

		1,607

Automobiles — 0.8%

General Motors Co.

4.88%, 10/2/2023	4,565	5,027

6.13%, 10/1/2025	226	269

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — continued

5.00%, 4/1/2035	640	763

5.15%, 4/1/2038	1,065	1,273

Hyundai Capital America

1.25%, 9/18/2023 (a)	4,700	4,741

1.80%, 10/15/2025 (a)	1,675	1,681

1.30%, 1/8/2026 (a)	1,800	1,775

2.38%, 10/15/2027 (a)	2,500	2,554

Volkswagen Group of America Finance LLC (Germany)

3.20%, 9/26/2026 (a)	900	979

3.75%, 5/13/2030 (a)	3,000	3,332

		22,394

Banks — 17.4%

AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	4,085	4,489

(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (c)	920	1,006

Australia & New Zealand Banking Group Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (a) (c)	1,866	1,946

Banco Santander SA (Spain)

4.25%, 4/11/2027	5,600	6,374

3.31%, 6/27/2029	3,000	3,279

Bank of America Corp.

Series U, (ICE LIBOR USD 3 Month + 3.14%), 5.20%, 6/1/2023 (c) (d) (e)	4,089	4,246

Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.12%, 6/20/2024 (c) (d) (e)	2,500	2,654

Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (c) (d) (e)	1,301	1,448

4.00%, 1/22/2025	2,740	3,034

Series L, 3.95%, 4/21/2025	9,190	10,171

Series L, 4.18%, 11/25/2027	7,070	8,009

(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (c)	13,160	14,808

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	4,850	5,435

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	18,860	20,801

(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030 (c)	1,745	1,847

(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	3,460	3,353

(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (c)	75	88

(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	7,505	7,276

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Banks — continued

Barclays plc (United Kingdom)

(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (c) (d) (e)		400	434

4.84%, 5/9/2028		2,106	2,397

BNP Paribas SA (France) (SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)		2,120	2,197

CaixaBank SA (Spain)

(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (c) (d) (e) (f)	EUR	3,000	3,950

CIT Group, Inc. 6.13%, 3/9/2028		250	309

Citigroup, Inc.

Series Q, (ICE LIBOR USD 3 Month + 4.10%), 4.29%, 5/15/2021 (c) (d) (e)		1,357	1,350

(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (c) (d) (e)		838	874

(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023 (c) (d) (e)		85	88

Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (c) (d) (e)		2,580	2,725

Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (c) (d) (e)		2,851	2,880

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (c) (d) (e)		365	396

Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (c) (d) (e)		5,174	5,226

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (e)		7,605	7,567

4.30%, 11/20/2026		2,179	2,484

(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (c)		24,565	27,569

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)		2,045	2,276

(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)		7,670	8,472

(SOFR + 1.42%), 2.98%, 11/5/2030 (c)		5,000	5,305

(SOFR + 3.91%), 4.41%, 3/31/2031 (c)		3,050	3,548

5.30%, 5/6/2044		200	264

Citizens Financial Group, Inc. Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024 (c) (d) (e)		2,190	2,325

Commerzbank AG (Germany) (EUR Swap Annual 5 Year + 6.74%), 6.50%, 10/9/2029 (c) (d) (e) (f)		EUR 4,800	6,472

Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025 (a)		3,750	4,268

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Banks — continued

Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026		3,950	4,391

Credit Agricole SA (France)

(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (c) (d) (e)		1,930	2,332

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)		1,635	1,678

4.13%, 1/10/2027 (a)		525	598

Danske Bank A/S (Denmark)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.73%), 5.00%, 1/12/2023 (a) (c)		3,405	3,525

5.38%, 1/12/2024 (a)		500	562

(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (a) (c)		860	923

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (c)		6,635	6,637

Fifth Third Bancorp Series J, (ICE LIBOR USD 3 Month + 3.13%), 3.38%, 12/31/2164 (c) (d) (e)		2,750	2,702

HSBC Holdings plc (United Kingdom)

(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (c) (d) (e)		786	860

(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025 (c)		3,520	3,724

(SOFR + 1.54%), 1.64%, 4/18/2026 (c)		1,400	1,416

(SOFR + 1.93%), 2.10%, 6/4/2026 (c)		7,500	7,733

(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (c)		7,020	7,866

(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)		5,000	5,601

(SOFR + 1.73%), 2.01%, 9/22/2028 (c)		9,460	9,505

4.95%, 3/31/2030		3,815	4,587

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e)		1,164	1,170

(SOFR + 2.39%), 2.85%, 6/4/2031 (c)		3,779	3,906

Intesa Sanpaolo SpA (Italy) 3.93%, 9/15/2026 (f)	EUR	4,800	6,513

KBC Group NV (Belgium) (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (c) (d) (e) (f)		EUR 200	254

Lloyds Banking Group plc (United Kingdom) 4.58%, 12/10/2025		3,568	4,039

Mizuho Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)		3,000	3,115

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	19

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Banks — continued

National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)		850	925

Natwest Group plc (United Kingdom)

6.13%, 12/15/2022		4,005	4,369

6.00%, 12/19/2023		6,000	6,807

5.13%, 5/28/2024		5,000	5,595

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (e)		2,758	3,055

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.12%, 5/12/2027 (c) (d) (e)	GBP	3,053	4,455

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)		3,465	3,674

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 3.03%, 11/28/2035 (c)		3,500	3,430

Nordea Bank Abp (Finland) (USD Swap Semi 5 Year + 1.69%), 4.62%, 9/13/2033 (a) (c)		3,520	3,964

Societe Generale SA (France)

4.25%, 4/14/2025 (a)		6,870	7,507

4.75%, 11/24/2025 (a)		6,735	7,557

4.25%, 8/19/2026 (a)		3,350	3,698

4.00%, 1/12/2027 (a)		4,455	4,959

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (c) (d) (e)		6,525	6,672

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.65%, 7/8/2035 (a) (c)		2,125	2,198

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 5/21/2025 (a) (c)		3,220	3,492

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)		4,405	4,633

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)		2,030	2,003

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (c)		3,470	4,045

Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.69%), 6.25%, 3/1/2024 (c) (d) (e) (f)		400	437

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Banks — continued

Truist Financial Corp.

Series P, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.61%), 4.95%, 9/1/2025 (c) (d) (e)		1,427	1,535

Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (c) (d) (e)		1,797	1,962

UniCredit SpA (Italy) 6.57%, 1/14/2022 (a)		6,500	6,807

(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.87%, 6/3/2027 (c) (d) (e) (f)	EUR	4,600	5,011

(EUR Swap Annual 5 Year + 2.80%), 2.73%, 1/15/2032 (c) (f)	EUR	400	487

(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)		7,130	7,908

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (c)		2,450	2,648

Wells Fargo & Co.

Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (c) (d) (e)		3,665	3,894

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (d) (e)		12,357	12,310

4.10%, 6/3/2026		4,370	4,957

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)		4,255	4,631

4.30%, 7/22/2027		3,624	4,183

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (c)		20,855	23,093

(SOFR + 2.10%), 2.39%, 6/2/2028 (c)		8,840	9,181

(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031 (c)		7,910	8,188

(SOFR + 2.53%), 3.07%, 4/30/2041 (c)		4,015	4,121

4.40%, 6/14/2046		665	781

			462,449

Beverages — 2.3%

Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036		3,500	4,202

Anheuser-Busch InBev Finance, Inc. (Belgium)

4.70%, 2/1/2036		3,828	4,614

4.00%, 1/17/2043		1,820	1,982

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.00%, 4/13/2028		3,655	4,155

4.38%, 4/15/2038		2,820	3,280

4.35%, 6/1/2040		4,000	4,651

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Beverages — continued

4.60%, 4/15/2048	1,310	1,520

4.50%, 6/1/2050	9,180	10,586

Coca-Cola Co. (The) 2.50%, 6/1/2040	6,415	6,255

Constellation Brands, Inc. 3.15%, 8/1/2029	1,020	1,094

Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	2,330	2,372

Keurig Dr Pepper, Inc. 3.80%, 5/1/2050	5,799	6,326

Molson Coors Beverage Co. 4.20%, 7/15/2046	1,341	1,436

PepsiCo, Inc.

3.50%, 3/19/2040	1,520	1,707

3.60%, 8/13/2042	200	226

Pernod Ricard International Finance LLC 1.63%, 4/1/2031 (a)	5,920	5,620

		60,026

Biotechnology — 2.4%

AbbVie, Inc.

3.20%, 11/21/2029	7,805	8,438

4.05%, 11/21/2039	8,640	9,922

4.40%, 11/6/2042	4,405	5,255

4.25%, 11/21/2049	4,685	5,409

Amgen, Inc. 3.15%, 2/21/2040	6,170	6,370

Biogen, Inc. 2.25%, 5/1/2030	11,150	11,161

Gilead Sciences, Inc. 4.00%, 9/1/2036	2,120	2,444

2.60%, 10/1/2040	2,160	2,047

2.80%, 10/1/2050	7,405	6,837

Regeneron Pharmaceuticals, Inc.

1.75%, 9/15/2030	2,745	2,603

2.80%, 9/15/2050	1,983	1,767

		62,253

Building Products — 0.1%

American Woodmark Corp. 4.88%, 3/15/2026 (a)	105	107

Carrier Global Corp. 2.24%, 2/15/2025	845	882

JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	110	114

Standard Industries, Inc. 5.00%, 2/15/2027 (a)	2,000	2,065

		3,168

Capital Markets — 5.5%

Bank of New York Mellon Corp. (The) Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026 (c) (d) (e)	2,570	2,622

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Capital Markets — continued

Charles Schwab Corp. (The) Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (d) (e)		6,990	7,016

Credit Suisse Group AG (Switzerland)

(USD Swap Semi 5 Year + 5.11%), 7.13%, 7/29/2022 (c) (d) (e) (f)		3,510	3,694

(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (c) (d) (e)		2,310	2,541

(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)		6,941	7,301

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)		4,760	4,922

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026 (a) (c) (d) (e)		570	636

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (a) (c) (d) (e)		6,480	6,885

4.28%, 1/9/2028 (a)		5,455	6,199

(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (c)		1,795	2,046

Deutsche Bank AG (Germany) (SOFR + 2.16%), 2.22%, 9/18/2024 (c)		5,140	5,289

Goldman Sachs Group, Inc. (The)

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)		17,865	20,069

(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (c)		12,075	13,594

3.80%, 3/15/2030		640	727

(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)		4,030	4,661

(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (c)		2,500	3,016

Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (c)		1,940	1,926

Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (c)		215	238

Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 12/31/2164 (c) (d) (e)		1,075	1,067

Morgan Stanley

Series H, (ICE LIBOR USD 3 Month + 3.61%), 3.85%, 4/15/2021 (c) (d) (e)		2,914	2,907

Series J, (ICE LIBOR USD 3 Month + 3.81%), 4.05%, 4/15/2021 (c) (d) (e)		4,350	4,353

1.88%, 4/27/2027	EUR	200	263

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	21

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	20,190	22,563

(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	4,360	4,184

(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (c)	1,070	1,249

(SOFR + 1.43%), 2.80%, 1/25/2052 (c)	3,225	3,070

S&P Global, Inc. 2.30%, 8/15/2060	2,581	2,161

State Street Corp. Series F, (ICE LIBOR USD 3 Month + 3.60%), 3.81%, 6/15/2021 (c) (d) (e)	1,041	1,040

UBS Group AG (Switzerland)

(USD Swap Semi 5 Year + 5.50%), 6.87%, 3/22/2021 (c) (d) (e) (f)	260	261

(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (c) (d) (e) (f)	450	515

(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (c) (d) (e) (f)	978	1,105

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	4,370	4,355

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	3,000	3,233

		145,708

Chemicals — 0.5%

Air Products and Chemicals, Inc. 2.70%, 5/15/2040	3,300	3,310

CF Industries, Inc.

5.15%, 3/15/2034	1,616	1,953

4.95%, 6/1/2043	200	236

Chemours Co. (The) 7.00%, 5/15/2025	150	155

Dow Chemical Co. (The)

4.55%, 11/30/2025	2,000	2,295

2.10%, 11/15/2030	3,150	3,109

Mosaic Co. (The) 4.05%, 11/15/2027	581	658

NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	200	208

Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	550	583

W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)	725	752

		13,259

Commercial Services & Supplies — 0.3%

ACCO Brands Corp. 5.25%, 12/15/2024 (a)	170	174

ADT Security Corp. (The) 4.13%, 6/15/2023	200	208

Aramark Services, Inc. 4.75%, 6/1/2026	100	102

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Commercial Services & Supplies — continued

Brink’s Co. (The)

5.50%, 7/15/2025 (a)		550	579

4.63%, 10/15/2027 (a)		185	191

Nielsen Finance LLC 5.00%, 4/15/2022 (a)		37	37

Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)		1,177	1,268

Republic Services, Inc.

3.38%, 11/15/2027		3,560	3,969

3.05%, 3/1/2050		670	676

			7,204

Communications Equipment — 0.0% (b)

CommScope, Inc. 6.00%, 3/1/2026 (a)		165	173

Construction & Engineering — 0.5%

Heathrow Funding Ltd. (United Kingdom) 6.45%, 12/10/2031 (f)	GBP	5,700	10,779

Manchester Airport Group Funding plc (United Kingdom) 2.88%, 9/30/2044 (f)		GBP 1,600	2,134

			12,913

Consumer Finance — 2.5%

AerCap Ireland Capital DAC (Ireland)

4.45%, 12/16/2021		5,000	5,131

4.88%, 1/16/2024		1,700	1,856

1.75%, 1/30/2026		2,130	2,082

Ally Financial, Inc. 5.75%, 11/20/2025		300	344

Avolon Holdings Funding Ltd. (Ireland)

5.25%, 5/15/2024 (a)		1,600	1,742

3.95%, 7/1/2024 (a)		5,000	5,236

2.88%, 2/15/2025 (a)		2,546	2,561

2.13%, 2/21/2026 (a)		1,150	1,109

4.25%, 4/15/2026 (a)		2,070	2,188

4.38%, 5/1/2026 (a)		490	520

Ford Motor Credit Co. LLC

4.06%, 11/1/2024		2,000	2,095

3.38%, 11/13/2025		4,962	5,043

4.39%, 1/8/2026		1,135	1,198

General Motors Financial Co., Inc.

5.20%, 3/20/2023		6,000	6,542

4.15%, 6/19/2023		2,000	2,150

1.70%, 8/18/2023		4,250	4,346

3.95%, 4/13/2024		627	681

2.75%, 6/20/2025		4,306	4,532

5.25%, 3/1/2026		1,685	1,950

3.85%, 1/5/2028		155	170

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

Navient Corp. 7.25%, 1/25/2022		200	207

OneMain Finance Corp.

6.88%, 3/15/2025		650	733

7.13%, 3/15/2026		250	289

Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)		413	450

Volkswagen International Finance NV (Germany)

(EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026 (c) (d) (e) (f)	EUR	7,000	9,238

(EUR Swap Annual 10 Year + 3.98%), 4.62%, 6/27/2028 (c) (d) (e) (f)		EUR 2,400	3,214

			65,607

Containers & Packaging — 0.0% (b)

Berry Global, Inc. 4.88%, 7/15/2026 (a)		300	320

LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)		160	172

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)		250	251

			743

Diversified Consumer Services — 0.2%

Pepperdine University Series 2020, 3.30%, 12/1/2059		190	197

President and Fellows of Harvard College 2.52%, 10/15/2050		640	627

Service Corp. International

4.63%, 12/15/2027		23	24

5.13%, 6/1/2029		250	270

3.38%, 8/15/2030		1,205	1,183

Trustees of Boston University Series Ee, 3.17%, 10/1/2050		2,880	2,957

University of Chicago (The) Series 20B, 2.76%, 4/1/2045		770	772

William Marsh Rice University 2.60%, 5/15/2050		200	188

			6,218

Diversified Financial Services — 1.6%

CK Hutchison International 17 II Ltd. (United Kingdom) 2.75%, 3/29/2023 (a)		775	808

CK Hutchison International 19 Ltd. (United Kingdom) 3.25%, 4/11/2024 (a)		635	684

EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a)		200	217

Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (c) (d) (e)		1,057	1,134

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Financial Services — continued

GE Capital Funding LLC 4.40%, 5/15/2030 (a)	13,085	15,017

GE Capital International Funding Co. Unlimited Co.

3.37%, 11/15/2025	845	922

4.42%, 11/15/2035	5,710	6,521

Hutchison Whampoa International 14 Ltd. (United Kingdom) 3.63%, 10/31/2024 (a)	243	269

NTT Finance Corp. (Japan) 1.16%, 4/3/2026 (a)	5,310	5,286

Shell International Finance BV (Netherlands)

2.38%, 11/7/2029	3,750	3,860

2.75%, 4/6/2030	6,055	6,389

4.55%, 8/12/2043	785	952

		42,059

Diversified Telecommunication Services — 3.7%

Altice France SA (France) 7.38%, 5/1/2026 (a)	200	208

AT&T, Inc.

4.30%, 2/15/2030	5,000	5,734

2.75%, 6/1/2031	3,610	3,664

2.25%, 2/1/2032	3,265	3,135

2.55%, 12/1/2033 (a)	3,638	3,515

3.50%, 6/1/2041	4,250	4,270

4.30%, 12/15/2042	7,548	8,290

3.10%, 2/1/2043	1,305	1,225

4.80%, 6/15/2044	921	1,062

3.30%, 2/1/2052	2,180	1,973

3.50%, 9/15/2053 (a)	3,118	2,860

3.55%, 9/15/2055 (a)	4,890	4,490

3.65%, 9/15/2059 (a)	4,614	4,254

Bell Canada (Canada) 4.30%, 7/29/2049	500	588

CCO Holdings LLC

5.50%, 5/1/2026 (a)	1,400	1,448

5.13%, 5/1/2027 (a)	335	351

5.00%, 2/1/2028 (a)	55	58

4.75%, 3/1/2030 (a)	725	757

4.50%, 8/15/2030 (a)	395	409

Cincinnati Bell, Inc. 8.00%, 10/15/2025 (a)	250	266

Embarq Corp. 8.00%, 6/1/2036	100	119

Level 3 Financing, Inc. 5.38%, 5/1/2025	230	236

4.63%, 9/15/2027 (a)	119	123

4.25%, 7/1/2028 (a)	555	563

Lumen Technologies, Inc.

5.63%, 4/1/2025	130	139

5.13%, 12/15/2026 (a)	185	193

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	23

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

4.00%, 2/15/2027 (a)	560	573

Sprint Capital Corp. 8.75%, 3/15/2032	95	141

Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	300	345

Telefonica Emisiones SA (Spain)

4.67%, 3/6/2038	8,149	9,337

4.90%, 3/6/2048	530	617

Verizon Communications, Inc.

4.33%, 9/21/2028	10,310	11,997

4.40%, 11/1/2034	235	279

4.27%, 1/15/2036	10,120	11,780

2.65%, 11/20/2040	4,855	4,537

3.85%, 11/1/2042	55	61

4.13%, 8/15/2046	475	535

4.86%, 8/21/2046	2,500	3,084

2.99%, 10/30/2056 (a)	4,000	3,605

Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	200	214

Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	100	100

		97,135

Electric Utilities — 6.7%

Alabama Power Co. 3.85%, 12/1/2042	90	102

Alliant Energy Finance LLC

1.40%, 3/15/2026 (a)	850	844

4.25%, 6/15/2028 (a)	1,346	1,551

Appalachian Power Co. 6.38%, 4/1/2036	135	186

Baltimore Gas and Electric Co.

3.20%, 9/15/2049	1,085	1,111

2.90%, 6/15/2050	1,055	1,018

Cleveland Electric Illuminating Co. (The) 3.50%, 4/1/2028 (a)	11,360	11,864

Commonwealth Edison Co.

4.70%, 1/15/2044	600	755

3.70%, 3/1/2045	2,960	3,289

3.65%, 6/15/2046	1,060	1,178

Series 123, 3.75%, 8/15/2047	1,250	1,411

Duke Energy Carolinas LLC

4.25%, 12/15/2041	2,500	2,969

4.00%, 9/30/2042	2,350	2,723

3.20%, 8/15/2049	290	299

Duke Energy Florida LLC

3.80%, 7/15/2028	1,150	1,308

3.40%, 10/1/2046	5,160	5,453

Duke Energy Indiana LLC 3.75%, 5/15/2046	1,633	1,787

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Electric Utilities — continued

Duke Energy Ohio, Inc. 4.30%, 2/1/2049		310	372

Duke Energy Progress LLC

3.70%, 9/1/2028		2,630	2,990

3.70%, 10/15/2046		175	195

2.50%, 8/15/2050		475	430

Duquesne Light Holdings, Inc.

3.62%, 8/1/2027 (a)		1,313	1,447

2.53%, 10/1/2030 (a)		1,870	1,864

Edison International

2.40%, 9/15/2022		5,700	5,833

3.13%, 11/15/2022		2,130	2,210

2.95%, 3/15/2023		1,000	1,038

3.55%, 11/15/2024		597	646

4.95%, 4/15/2025		5,250	5,890

Emera US Finance LP (Canada) 4.75%, 6/15/2046		1,975	2,309

Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (c)		1,541	1,794

Enel Finance International NV (Italy)

4.25%, 9/14/2023 (a)		3,820	4,162

4.63%, 9/14/2025 (a)		1,243	1,422

3.63%, 5/25/2027 (a)		200	222

3.50%, 4/6/2028 (a)		256	282

6.00%, 10/7/2039 (a)		2,923	4,049

Entergy Arkansas LLC

4.00%, 6/1/2028		240	274

4.95%, 12/15/2044		912	1,011

Entergy Louisiana LLC 4.95%, 1/15/2045		3,014	3,302

Entergy Texas, Inc.

3.45%, 12/1/2027		432	471

4.00%, 3/30/2029		295	337

Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030		2,699	2,771

Evergy, Inc. 2.90%, 9/15/2029		3,306	3,506

Florida Power & Light Co.

4.95%, 6/1/2035		1,265	1,666

4.05%, 6/1/2042		250	296

Fortis, Inc. (Canada) 3.06%, 10/4/2026		3,381	3,660

Iberdrola International BV (Spain) Series NC5, (EUR Swap Annual 5 Year + 2.32%), 1.87%, 1/28/2026 (c) (d) (e) (f)	EUR	1,700	2,092

ITC Holdings Corp. 2.95%, 5/14/2030 (a)		10,020	10,573

Louisville Gas & Electric Co. 4.65%, 11/15/2043		235	289

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Metropolitan Edison Co. 4.00%, 4/15/2025 (a)	273	292

Mississippi Power Co. 3.95%, 3/30/2028	2,100	2,396

Narragansett Electric Co. (The) 3.40%, 4/9/2030 (a)	520	575

NextEra Energy Capital Holdings, Inc.

3.50%, 4/1/2029	120	132

2.25%, 6/1/2030	1,841	1,858

(ICE LIBOR USD 3 Month + 2.07%), 2.31%, 10/1/2066 (c)	479	441

(ICE LIBOR USD 3 Month + 2.13%), 2.34%, 6/15/2067 (c)	2,425	2,255

NextEra Energy Operating Partners LP 4.50%, 9/15/2027 (a)	500	557

NRG Energy, Inc.

7.25%, 5/15/2026	161	167

5.75%, 1/15/2028	700	744

Ohio Power Co. 4.00%, 6/1/2049	110	127

Pacific Gas and Electric Co.

3.25%, 6/15/2023	1,975	2,054

4.25%, 8/1/2023	3,332	3,570

3.85%, 11/15/2023	1,000	1,063

3.50%, 6/15/2025	1,226	1,315

2.95%, 3/1/2026	1,032	1,082

4.65%, 8/1/2028	2,370	2,649

4.55%, 7/1/2030	720	803

4.60%, 6/15/2043	4,338	4,543

4.75%, 2/15/2044	949	1,010

4.25%, 3/15/2046	1,748	1,755

4.00%, 12/1/2046	3,947	3,836

3.95%, 12/1/2047	1,930	1,870

PacifiCorp

4.13%, 1/15/2049	1,145	1,340

3.30%, 3/15/2051	4,232	4,378

Pennsylvania Electric Co.

3.25%, 3/15/2028 (a)	455	473

3.60%, 6/1/2029 (a)	420	446

PG&E Corp. 5.00%, 7/1/2028	130	137

PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 2.91%, 3/30/2067 (c)	5,665	5,321

Public Service Electric and Gas Co. 2.70%, 5/1/2050	1,920	1,836

Southern California Edison Co.

Series B, 3.65%, 3/1/2028	335	371

4.50%, 9/1/2040	170	194

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Electric Utilities — continued

Series 13-A, 3.90%, 3/15/2043		28	29

Series C, 3.60%, 2/1/2045		525	533

Series C, 4.13%, 3/1/2048		1,255	1,380

3.65%, 2/1/2050		3,340	3,432

Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045		550	600

Tucson Electric Power Co. 4.00%, 6/15/2050		729	830

Union Electric Co. 2.95%, 3/15/2030		4,507	4,892

Virginia Electric and Power Co. 2.45%, 12/15/2050		885	795

Vistra Operations Co. LLC

5.50%, 9/1/2026 (a)		2,000	2,075

3.70%, 1/30/2027 (a)		2,525	2,736

5.00%, 7/31/2027 (a)		227	237

4.30%, 7/15/2029 (a)		4,255	4,740

Xcel Energy, Inc. 3.50%, 12/1/2049		1,270	1,341

			178,461

Electrical Equipment — 0.0% (b)

Sensata Technologies BV 5.00%, 10/1/2025 (a)		215	236

Energy Equipment & Services — 0.2%

Baker Hughes a GE Co. LLC 3.34%, 12/15/2027		3,055	3,374

Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)		830	928

			4,302

Entertainment — 0.9%

Activision Blizzard, Inc. 2.50%, 9/15/2050		1,157	1,020

Electronic Arts, Inc. 1.85%, 2/15/2031		2,590	2,527

Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)		165	182

Netflix, Inc. 3.63%, 5/15/2027	EUR	2,000	2,754

4.88%, 4/15/2028		5,152	5,865

5.88%, 11/15/2028		245	294

4.88%, 6/15/2030 (a)		825	949

TWDC Enterprises 18 Corp. 3.00%, 7/30/2046		615	611

Walt Disney Co. (The)

2.65%, 1/13/2031		4,994	5,234

3.50%, 5/13/2040		1,500	1,638

2.75%, 9/1/2049		2,530	2,387

			23,461

Equity Real Estate Investment Trusts (REITs) — 2.7%

Alexandria Real Estate Equities, Inc. 4.90%, 12/15/2030		3,890	4,748

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	25

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

American Tower Corp.

2.75%, 1/15/2027	5,875	6,193

3.13%, 1/15/2027	1,827	1,972

3.10%, 6/15/2050	1,365	1,292

Crown Castle International Corp.

3.65%, 9/1/2027	2,500	2,777

3.10%, 11/15/2029	2,000	2,101

2.90%, 4/1/2041	6,135	5,766

ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	25	25

Essex Portfolio LP 2.65%, 9/1/2050	3,920	3,422

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	200	217

Healthcare Trust of America Holdings LP

3.10%, 2/15/2030	6,064	6,428

2.00%, 3/15/2031	1,450	1,400

Healthpeak Properties, Inc.

3.00%, 1/15/2030	5,960	6,329

2.88%, 1/15/2031	3,560	3,730

Iron Mountain, Inc. 4.88%, 9/15/2029 (a)	200	204

Life Storage LP 4.00%, 6/15/2029	2,725	3,067

MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027	185	209

Prologis LP 2.13%, 10/15/2050	1,000	844

Regency Centers LP

2.95%, 9/15/2029	3,020	3,172

3.70%, 6/15/2030	3,813	4,200

Scentre Group Trust 1 (Australia) 3.25%, 10/28/2025 (a)	945	1,007

Simon Property Group LP 3.38%, 6/15/2027	1,961	2,158

UDR, Inc.

3.20%, 1/15/2030	3,230	3,482

3.00%, 8/15/2031	50	53

Ventas Realty LP

3.85%, 4/1/2027	170	190

4.40%, 1/15/2029	155	177

5.70%, 9/30/2043	300	377

VICI Properties LP

4.25%, 12/1/2026 (a)	150	155

3.75%, 2/15/2027 (a)	1,345	1,365

4.13%, 8/15/2030 (a)	100	104

WEA Finance LLC (France) 2.88%, 1/15/2027 (a)	4,085	4,147

		71,311

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Food & Staples Retailing — 0.9%

7-Eleven, Inc.

2.50%, 2/10/2041 (a)		1,235	1,139

2.80%, 2/10/2051 (a)		2,360	2,181

Albertsons Cos., Inc.

5.75%, 3/15/2025		16	16

4.88%, 2/15/2030 (a)		330	342

Kroger Co. (The) 3.88%, 10/15/2046		6,178	6,789

Sysco Corp. 3.30%, 2/15/2050		8,966	8,856

Walmart, Inc.

3.95%, 6/28/2038		2,770	3,307

3.63%, 12/15/2047		1,000	1,152

			23,782

Food Products — 0.5%

Bunge Ltd. Finance Corp. 1.63%, 8/17/2025		3,940	3,987

Grupo Bimbo SAB de CV (Mexico) 4.00%, 9/6/2049 (a)		2,618	2,680

Kraft Heinz Foods Co.

3.95%, 7/15/2025		200	222

3.88%, 5/15/2027		1,310	1,432

4.63%, 1/30/2029		500	579

5.00%, 6/4/2042		100	118

Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)		1,730	1,793

Post Holdings, Inc. 4.63%, 4/15/2030 (a)		345	350

Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)		1,590	1,621

			12,782

Gas Utilities — 0.4%

Atmos Energy Corp. 3.00%, 6/15/2027		2,900	3,140

Boston Gas Co. 3.15%, 8/1/2027 (a)		7,560	8,302

Southern California Gas Co. 4.45%, 3/15/2044		160	186

			11,628

Health Care Equipment & Supplies — 0.7%

Becton Dickinson and Co.

3.36%, 6/6/2024		4,275	4,617

3.70%, 6/6/2027		3,135	3,515

1.96%, 2/11/2031		2,680	2,622

3.79%, 5/20/2050		1,585	1,753

Becton Dickinson Euro Finance SARL 1.21%, 2/12/2036	EUR	657	793

Stryker Corp. 4.10%, 4/1/2043		3,090	3,593

Zimmer Biomet Holdings, Inc. 4.45%, 8/15/2045		880	1,006

			17,899

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — 3.3%

Aetna, Inc.

4.13%, 11/15/2042	1,050	1,174

4.75%, 3/15/2044	1,420	1,717

3.88%, 8/15/2047	985	1,068

Anthem, Inc.

4.63%, 5/15/2042	200	248

4.65%, 1/15/2043	2,000	2,468

Centene Corp.

5.38%, 6/1/2026 (a)	230	240

5.38%, 8/15/2026 (a)	520	547

3.38%, 2/15/2030	420	432

Cigna Corp.

4.38%, 10/15/2028	5,840	6,812

3.20%, 3/15/2040	3,955	4,056

3.40%, 3/15/2050	340	347

Cigna Holding Co. 3.25%, 4/15/2025	1,058	1,132

Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	140	148

CVS Health Corp.

4.30%, 3/25/2028	3,946	4,542

4.78%, 3/25/2038	1,810	2,206

2.70%, 8/21/2040	16,230	15,410

Encompass Health Corp. 4.50%, 2/1/2028	350	364

HCA, Inc.

5.00%, 3/15/2024	2,320	2,598

5.25%, 4/15/2025	370	426

5.88%, 2/15/2026	50	58

4.50%, 2/15/2027	12,585	14,385

5.63%, 9/1/2028	400	465

5.88%, 2/1/2029	165	194

3.50%, 9/1/2030	1,450	1,509

5.50%, 6/15/2047	920	1,176

5.25%, 6/15/2049	869	1,090

Memorial Health Services 3.45%, 11/1/2049	260	277

New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	3,570	3,335

Tenet Healthcare Corp.

4.63%, 7/15/2024	300	305

4.88%, 1/1/2026 (a)	573	592

6.25%, 2/1/2027 (a)	55	58

Texas Health Resources Series 2019, 3.37%, 11/15/2051	135	142

UnitedHealth Group, Inc.

3.50%, 8/15/2039	1,486	1,643

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

2.75%, 5/15/2040	10,196	10,240

2.90%, 5/15/2050	285	280

Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	6,770	6,694

		88,378

Health Care Technology — 0.1%

IQVIA, Inc.

5.00%, 10/15/2026 (a)	1,100	1,138

5.00%, 5/15/2027 (a)	200	209

		1,347

Hotels, Restaurants & Leisure — 0.4%

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	14	15

International Game Technology plc 6.50%, 2/15/2025 (a)	1,050	1,160

Marriott International, Inc. Series EE, 5.75%, 5/1/2025	100	116

Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	30	31

McDonald’s Corp. 3.63%, 9/1/2049	6,250	6,698

MGM Resorts International

6.00%, 3/15/2023	250	266

4.63%, 9/1/2026	35	37

Six Flags Entertainment Corp.

4.88%, 7/31/2024 (a)	200	200

5.50%, 4/15/2027 (a)	30	31

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	15	16

Starbucks Corp. 3.75%, 12/1/2047	1,650	1,775

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	180	191

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	180	190

Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	155	170

		10,896

Household Durables — 0.8%

Lennar Corp. 4.75%, 11/15/2022 (g)	75	79

4.50%, 4/30/2024	100	109

5.88%, 11/15/2024	250	286

5.00%, 6/15/2027	3,585	4,194

4.75%, 11/29/2027	4,343	5,027

MDC Holdings, Inc. 2.50%, 1/15/2031	6,335	6,177

Newell Brands, Inc. 4.70%, 4/1/2026 (g)	1,498	1,661

PulteGroup, Inc.

5.50%, 3/1/2026	1,015	1,193

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	27

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Household Durables — continued

5.00%, 1/15/2027	1,871	2,192

Tempur Sealy International, Inc. 5.50%, 6/15/2026	230	238

		21,156

Household Products — 0.1%

Central Garden & Pet Co. 5.13%, 2/1/2028	250	265

Reckitt Benckiser Treasury Services plc (United Kingdom) 3.00%, 6/26/2027 (a)	800	873

Spectrum Brands, Inc.

5.75%, 7/15/2025	200	206

5.00%, 10/1/2029 (a)	200	213

		1,557

Independent Power and Renewable Electricity Producers — 0.8%

AES Corp. (The)

3.30%, 7/15/2025 (a)	4,110	4,407

1.38%, 1/15/2026 (a)	2,670	2,640

2.45%, 1/15/2031 (a)	2,290	2,249

Alexander Funding Trust 1.84%, 11/15/2023 (a)	8,612	8,755

Calpine Corp. 5.25%, 6/1/2026 (a)	111	114

Southern Power Co.

0.90%, 1/15/2026	422	416

5.15%, 9/15/2041	175	210

Series F, 4.95%, 12/15/2046	2,590	2,993

		21,784

Industrial Conglomerates — 0.7%

General Electric Co.

3.63%, 5/1/2030	6,120	6,678

4.13%, 10/9/2042	2,447	2,700

Honeywell International, Inc. 2.80%, 6/1/2050	1,540	1,538

Roper Technologies, Inc.

1.40%, 9/15/2027	4,450	4,403

2.95%, 9/15/2029	3,280	3,497

		18,816

Insurance — 1.3%

Aflac, Inc. 4.00%, 10/15/2046	3,597	4,136

American International Group, Inc.

3.40%, 6/30/2030	3,000	3,289

3.88%, 1/15/2035	2,865	3,274

4.80%, 7/10/2045	1,195	1,475

Berkshire Hathaway Finance Corp.

4.20%, 8/15/2048	6,120	7,371

2.85%, 10/15/2050	3,020	2,936

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

Guardian Life Insurance Co. of America (The)

4.88%, 6/19/2064 (a)	530	657

3.70%, 1/22/2070 (a)	565	583

Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (a) (c)	155	193

MetLife, Inc.

6.40%, 12/15/2036	750	955

4.13%, 8/13/2042	315	378

Series C, (ICE LIBOR USD 3 Month + 3.58%), 3.79%, 12/31/2164 (c) (d) (e)	245	244

Nationwide Mutual Insurance Co. 4.35%, 4/30/2050 (a)	1,390	1,522

New York Life Insurance Co.

3.75%, 5/15/2050 (a)	1,245	1,384

4.45%, 5/15/2069 (a)	845	1,050

Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047 (a)	280	315

Prudential Financial, Inc.

3.00%, 3/10/2040	1,805	1,853

3.91%, 12/7/2047	35	40

3.94%, 12/7/2049	170	194

3.70%, 3/13/2051	1,250	1,382

Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	200	229

Teachers Insurance & Annuity Association of America

4.27%, 5/15/2047 (a)	480	562

(ICE LIBOR USD 3 Month + 2.66%), 4.38%, 9/15/2054 (a) (c)	1,050	1,121

		35,143

Internet & Direct Marketing Retail — 0.5%

Amazon.com, Inc.

3.88%, 8/22/2037	7,705	9,111

2.50%, 6/3/2050	859	794

2.70%, 6/3/2060	1,945	1,794

Expedia Group, Inc. 7.00%, 5/1/2025 (a)	160	177

		11,876

IT Services — 0.7%

Fidelity National Information Services, Inc.

2.25%, 3/1/2031	1,920	1,909

3.10%, 3/1/2041	1,000	1,010

Fiserv, Inc. 3.50%, 7/1/2029	1,240	1,367

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

IT Services — continued

Global Payments, Inc.

3.20%, 8/15/2029		4,239	4,527

2.90%, 5/15/2030		2,110	2,203

VeriSign, Inc. 5.25%, 4/1/2025		150	168

Visa, Inc. 2.70%, 4/15/2040		7,055	7,182

			18,366

Leisure Products — 0.0% (b)

Mattel, Inc.

6.75%, 12/31/2025 (a)		240	252

5.88%, 12/15/2027 (a)		100	109

			361

Life Sciences Tools & Services — 0.0% (b)

Thermo Fisher Scientific, Inc. 1.88%, 10/1/2049	EUR	335	434

Machinery — 0.0% (b)

SPX FLOW, Inc. 5.88%, 8/15/2026 (a)		170	177

Media — 3.8%

Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (a)		200	209

Charter Communications Operating LLC

2.30%, 2/1/2032		2,360	2,261

6.38%, 10/23/2035		4,353	5,779

3.50%, 6/1/2041		2,600	2,514

5.13%, 7/1/2049		3,565	4,100

4.80%, 3/1/2050		3,370	3,706

3.70%, 4/1/2051		3,480	3,310

Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)		255	259

Comcast Corp.

2.35%, 1/15/2027		3,604	3,789

4.15%, 10/15/2028		4,820	5,606

3.40%, 4/1/2030		7,360	8,183

3.20%, 7/15/2036		3,775	4,065

3.75%, 4/1/2040		10,260	11,581

3.40%, 7/15/2046		3,235	3,405

2.45%, 8/15/2052		5,585	4,879

Cox Communications, Inc.

3.35%, 9/15/2026 (a)		450	492

3.50%, 8/15/2027 (a)		2,000	2,217

4.80%, 2/1/2035 (a)		1,070	1,307

4.60%, 8/15/2047 (a)		105	127

CSC Holdings LLC

5.50%, 5/15/2026 (a)		1,250	1,294

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

5.50%, 4/15/2027 (a)	200	211

5.38%, 2/1/2028 (a)	750	793

5.75%, 1/15/2030 (a)	200	213

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	25	18

Discovery Communications LLC

3.95%, 3/20/2028	10,060	11,233

4.13%, 5/15/2029	1,190	1,348

4.95%, 5/15/2042	265	310

5.20%, 9/20/2047	2,095	2,580

DISH DBS Corp.

5.00%, 3/15/2023	435	448

5.88%, 11/15/2024	70	73

Entercom Media Corp. 6.50%, 5/1/2027 (a)	195	199

Gray Television, Inc. 7.00%, 5/15/2027 (a)	75	82

iHeartCommunications, Inc. 5.25%, 8/15/2027 (a)	250	256

Lamar Media Corp. 4.00%, 2/15/2030	650	663

Midcontinent Communications 5.38%, 8/15/2027 (a)	170	179

Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	250	264

Sirius XM Radio, Inc. 5.00%, 8/1/2027 (a)	360	375

Time Warner Cable LLC

5.88%, 11/15/2040	2,140	2,725

4.50%, 9/15/2042	520	573

ViacomCBS, Inc.

3.38%, 2/15/2028	1,000	1,090

4.38%, 3/15/2043	80	90

4.60%, 1/15/2045	1,700	1,962

(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (c)	1,508	1,538

(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (c)	2,456	2,739

Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	327	341

		99,386

Metals & Mining — 1.1%

Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	200	217

Arconic Corp.

6.00%, 5/15/2025 (a)	500	531

6.13%, 2/15/2028 (a)	300	317

Freeport-McMoRan, Inc.

4.13%, 3/1/2028	1,139	1,196

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	29

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Metals & Mining — continued

4.38%, 8/1/2028	1,700	1,812

5.25%, 9/1/2029	1,963	2,185

5.45%, 3/15/2043	200	249

Glencore Finance Canada Ltd. (Switzerland) 5.55%, 10/25/2042 (a) (g)	310	374

Glencore Funding LLC (Australia)

4.63%, 4/29/2024 (a)	2,750	3,055

4.00%, 3/27/2027 (a)	4,010	4,500

2.50%, 9/1/2030 (a)	2,969	2,940

Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	450	470

Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	2,776	3,304

Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	8,672	9,184

		30,334

Multiline Retail — 0.0% (b)

Macy’s, Inc. 8.38%, 6/15/2025 (a)	170	188

Nordstrom, Inc. 8.75%, 5/15/2025 (a)	160	178

		366

Multi-Utilities — 1.7%

Ameren Corp.

1.75%, 3/15/2028	2,225	2,209

3.50%, 1/15/2031	5,407	6,009

Berkshire Hathaway Energy Co. 2.85%, 5/15/2051 (a)	1,840	1,726

CenterPoint Energy, Inc.

Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (c) (d) (e)	4,419	4,684

2.95%, 3/1/2030	517	542

CMS Energy Corp.

2.95%, 2/15/2027	8,086	8,667

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (c)	1,291	1,413

Dominion Energy, Inc.

Series C, 3.38%, 4/1/2030	2,928	3,200

Series C, 4.05%, 9/15/2042	160	179

NiSource, Inc.

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023 (c) (d) (e)	1,782	1,835

2.95%, 9/1/2029	3,330	3,526

San Diego Gas & Electric Co. 4.30%, 4/1/2042	315	370

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Multi-Utilities — continued

Sempra Energy

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (c) (d) (e)		2,587	2,758

Southern Co. Gas Capital Corp.

3.25%, 6/15/2026		6,000	6,580

Series 20-A, 1.75%, 1/15/2031		2,628	2,529

			46,227

Oil, Gas & Consumable Fuels — 8.8%

BP Capital Markets America, Inc.

3.54%, 4/6/2027		6,615	7,361

4.23%, 11/6/2028		1,965	2,282

2.77%, 11/10/2050		1,510	1,335

2.94%, 6/4/2051		225	205

BP Capital Markets plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (c) (d) (e)		1,350	1,423

(EUR Swap Annual 5 Year + 4.12%), 3.62%, 3/22/2029 (c) (d) (e) (f)	EUR	1,000	1,289

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (c) (d) (e)		3,078	3,304

Buckeye Partners LP 5.60%, 10/15/2044		115	113

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025		1,500	1,728

5.13%, 6/30/2027		5,385	6,287

Chevron Corp. 2.98%, 5/11/2040		940	966

Chevron USA, Inc.

3.85%, 1/15/2028		1,958	2,236

3.25%, 10/15/2029		1,745	1,944

4.95%, 8/15/2047		3,000	3,874

2.34%, 8/12/2050		547	473

Cimarex Energy Co. 3.90%, 5/15/2027		4,425	4,881

ConocoPhillips

3.75%, 10/1/2027 (a)		6,381	7,196

4.30%, 8/15/2028 (a)		2,780	3,232

Diamondback Energy, Inc.

2.88%, 12/1/2024		2,091	2,214

4.75%, 5/31/2025		1,310	1,476

3.25%, 12/1/2026		976	1,037

3.50%, 12/1/2029		6,392	6,718

Energy Transfer Operating LP

2.90%, 5/15/2025		2,160	2,265

4.75%, 1/15/2026		245	274

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

5.80%, 6/15/2038	1,700	1,962

6.05%, 6/1/2041	170	198

5.15%, 2/1/2043	280	296

5.00%, 5/15/2050	2,000	2,118

Eni SpA (Italy)

Series X-R, 4.00%, 9/12/2023 (a)	2,850	3,084

Series X-R, 4.75%, 9/12/2028 (a)	205	242

4.25%, 5/9/2029 (a)	400	456

Enterprise Products Operating LLC

4.45%, 2/15/2043	4,665	5,334

3.70%, 1/31/2051	1,425	1,440

Equinor ASA (Norway) 2.38%, 5/22/2030	1,230	1,258

Exxon Mobil Corp.

2.61%, 10/15/2030	9,185	9,617

3.00%, 8/16/2039	4,228	4,248

Gray Oak Pipeline LLC

2.00%, 9/15/2023 (a)	1,560	1,584

2.60%, 10/15/2025 (a)	1,630	1,667

3.45%, 10/15/2027 (a)	950	980

Hess Corp. 5.60%, 2/15/2041	1,865	2,238

Kinder Morgan Energy Partners LP 4.70%, 11/1/2042	2,655	2,918

Kinder Morgan, Inc.

5.30%, 12/1/2034	240	290

3.25%, 8/1/2050	3,500	3,179

Marathon Petroleum Corp.

4.50%, 5/1/2023	7,192	7,762

4.75%, 9/15/2044	143	162

MEG Energy Corp. (Canada) 6.50%, 1/15/2025 (a)	125	129

MPLX LP

4.88%, 12/1/2024	2,000	2,261

4.50%, 4/15/2038	2,402	2,655

4.70%, 4/15/2048	5,300	5,799

ONEOK, Inc. 3.40%, 9/1/2029	819	857

Phillips 66 2.15%, 12/15/2030	4,151	4,043

Phillips 66 Partners LP

3.15%, 12/15/2029	1,180	1,198

4.90%, 10/1/2046	120	133

Pioneer Natural Resources Co. 1.90%, 8/15/2030	3,140	3,020

Plains All American Pipeline LP

3.65%, 6/1/2022	2,500	2,567

4.65%, 10/15/2025	355	394

4.50%, 12/15/2026	3,030	3,364

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Oil, Gas & Consumable Fuels — continued

5.15%, 6/1/2042		1,405	1,437

4.30%, 1/31/2043		2,007	1,893

Repsol International Finance BV (Spain)

(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (c) (f)	EUR	3,000	3,945

Sabine Pass Liquefaction LLC

5.00%, 3/15/2027		4,000	4,651

4.20%, 3/15/2028		5,430	6,097

4.50%, 5/15/2030		4,485	5,130

Suncor Energy, Inc. (Canada) 3.10%, 5/15/2025		10,290	11,054

Sunoco Logistics Partners Operations LP

4.00%, 10/1/2027		5,744	6,257

5.30%, 4/1/2044		1,330	1,444

Targa Resources Partners LP

5.88%, 4/15/2026		200	208

5.00%, 1/15/2028		30	31

Total Capital International SA (France)

2.99%, 6/29/2041		4,150	4,180

3.13%, 5/29/2050		1,830	1,789

Total Capital SA (France) 3.88%, 10/11/2028		2,420	2,764

TOTAL SE (France) (EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024 (c) (d) (e) (f)		EUR 6,500	7,980

TransCanada PipeLines Ltd. (Canada)

4.25%, 5/15/2028		3,020	3,482

4.63%, 3/1/2034		4,913	5,714

Transcanada Trust (Canada)

Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (c)		1,826	2,016

(ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079 (c)		277	303

Transcontinental Gas Pipe Line Co. LLC 3.25%, 5/15/2030		3,830	4,103

Valero Energy Corp.

1.20%, 3/15/2024		1,809	1,825

2.15%, 9/15/2027		2,510	2,509

Williams Cos., Inc. (The)

5.40%, 3/4/2044		1,145	1,379

4.90%, 1/15/2045		1,382	1,579

WPX Energy, Inc.

5.88%, 6/15/2028		4,628	5,062

4.50%, 1/15/2030		3,709	3,942

			232,340

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	31

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Personal Products — 0.0% (b)

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)		165	175

Prestige Brands, Inc. 6.38%, 3/1/2024 (a)		45	46

			221

Pharmaceuticals — 2.4%

AstraZeneca plc (United Kingdom) 2.13%, 8/6/2050		4,296	3,444

Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)		450	499

Bausch Health Cos., Inc.

6.13%, 4/15/2025 (a)		1,155	1,182

5.50%, 11/1/2025 (a)		200	206

5.75%, 8/15/2027 (a)		525	566

Bayer Capital Corp. BV (Germany) 1.50%, 6/26/2026 (f)	EUR	10,000	12,739

Bristol-Myers Squibb Co.

2.35%, 11/13/2040		2,690	2,580

2.55%, 11/13/2050		3,165	2,911

Elanco Animal Health, Inc. 4.91%, 8/27/2021 (g)		75	76

Eli Lilly and Co. 2.25%, 5/15/2050		6,305	5,541

Johnson & Johnson 3.40%, 1/15/2038		570	640

Merck & Co., Inc. 2.35%, 6/24/2040		925	887

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)		100	107

Pfizer, Inc.

2.55%, 5/28/2040		4,245	4,194

2.70%, 5/28/2050		3,380	3,222

Royalty Pharma plc 1.20%, 9/2/2025 (a)		3,950	3,930

Takeda Pharmaceutical Co. Ltd. (Japan)

5.00%, 11/26/2028		7,650	9,271

2.05%, 3/31/2030		3,000	2,952

3.03%, 7/9/2040		2,500	2,511

3.18%, 7/9/2050		2,560	2,496

Viatris, Inc. 4.00%, 6/22/2050 (a)		1,455	1,511

Zoetis, Inc. 2.00%, 5/15/2030		3,000	2,961

			64,426

Professional Services — 0.3%

IHS Markit Ltd.

4.75%, 8/1/2028		3,035	3,568

4.25%, 5/1/2029		4,127	4,749

			8,317

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Road & Rail — 0.9%

Avis Budget Car Rental LLC 6.38%, 4/1/2024 (a)	35	36

Burlington Northern Santa Fe LLC

5.15%, 9/1/2043	1,260	1,689

3.90%, 8/1/2046	625	723

3.05%, 2/15/2051	1,240	1,256

CSX Corp.

3.80%, 11/1/2046	290	322

2.50%, 5/15/2051	7,090	6,291

Hertz Corp. (The) 5.50%, 10/15/2024 (a) (h)	35	26

Norfolk Southern Corp.

3.95%, 10/1/2042	575	663

3.05%, 5/15/2050	5,766	5,711

Union Pacific Corp.

3.60%, 9/15/2037	3,942	4,355

4.38%, 9/10/2038	265	319

3.55%, 8/15/2039	1,580	1,750

4.30%, 6/15/2042	255	294

		23,435

Semiconductors & Semiconductor Equipment — 1.4%

Broadcom Corp.

3.88%, 1/15/2027	6,508	7,135

3.50%, 1/15/2028	3,800	4,082

Broadcom, Inc.

3.15%, 11/15/2025	1,186	1,276

4.11%, 9/15/2028	2,315	2,568

4.15%, 11/15/2030	741	818

2.45%, 2/15/2031 (a)	6,226	6,046

3.50%, 2/15/2041 (a)	1,246	1,242

Entegris, Inc. 4.63%, 2/10/2026 (a)	750	774

Microchip Technology, Inc.

2.67%, 9/1/2023 (a)	2,775	2,904

0.97%, 2/15/2024 (a)	3,266	3,278

4.25%, 9/1/2025 (a)	370	388

NVIDIA Corp. 3.50%, 4/1/2050	1,756	1,905

NXP BV (Netherlands) 5.35%, 3/1/2026 (a)	4,740	5,583

		37,999

Software — 1.7%

CDK Global, Inc. 4.88%, 6/1/2027	750	785

Microsoft Corp.

4.20%, 11/3/2035	2,960	3,691

3.45%, 8/8/2036	9,005	10,452

3.70%, 8/8/2046	775	914

2.68%, 6/1/2060	1,025	960

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Software — continued

Nuance Communications, Inc. 5.63%, 12/15/2026	100	105

Oracle Corp.

2.80%, 4/1/2027	3,355	3,608

3.80%, 11/15/2037	3,135	3,525

3.60%, 4/1/2040	8,480	9,181

3.60%, 4/1/2050	6,255	6,554

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	30	32

VMware, Inc.

4.65%, 5/15/2027	431	493

3.90%, 8/21/2027	1,076	1,190

4.70%, 5/15/2030	1,996	2,338

		43,828

Specialty Retail — 0.7%

Home Depot, Inc. (The)

3.30%, 4/15/2040	9,900	10,724

2.38%, 3/15/2051	2,095	1,867

Lowe’s Cos., Inc.

3.70%, 4/15/2046	2,730	2,962

3.00%, 10/15/2050	3,650	3,479

Penske Automotive Group, Inc. 5.50%, 5/15/2026	100	103

PetSmart, Inc. 7.13%, 3/15/2023 (a)	175	175

Staples, Inc. 7.50%, 4/15/2026 (a)	350	351

		19,661

Technology Hardware, Storage & Peripherals — 1.4%

Apple, Inc.

2.38%, 2/8/2041	2,280	2,153

3.85%, 5/4/2043	1,030	1,202

3.45%, 2/9/2045	7,380	8,050

2.95%, 9/11/2049	3,225	3,199

2.65%, 5/11/2050	3,627	3,410

2.65%, 2/8/2051	895	833

2.80%, 2/8/2061	800	743

Dell International LLC

6.02%, 6/15/2026 (a)	6,687	8,015

4.90%, 10/1/2026 (a)	1,191	1,377

6.10%, 7/15/2027 (a)	2,661	3,263

5.30%, 10/1/2029 (a)	2,921	3,471

EMC Corp. 3.38%, 6/1/2023	174	180

NCR Corp.

5.75%, 9/1/2027 (a)	350	366

5.00%, 10/1/2028 (a)	200	203

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Technology Hardware, Storage & Peripherals — continued

Western Digital Corp. 4.75%, 2/15/2026		350	387

			36,852

Textiles, Apparel & Luxury Goods — 0.2%

NIKE, Inc. 3.25%, 3/27/2040		4,435	4,827

Thrifts & Mortgage Finance — 1.6%

BPCE SA (France)

5.70%, 10/22/2023 (a)		11,000	12,353

4.63%, 7/11/2024 (a)		1,550	1,726

5.15%, 7/21/2024 (a)		3,415	3,868

(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)		4,900	4,938

2.70%, 10/1/2029 (a)		315	329

Nationwide Building Society (United Kingdom)

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.87%, 12/20/2024 (c) (d) (e) (f)		GBP 200	305

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (c) (d) (e) (f)		GBP 3,400	5,257

(ICE LIBOR USD 3 Month + 1.45%), 4.30%, 3/8/2029 (a) (c)		4,715	5,356

(USD ICE Swap Rate 5 Year + 1.85%), 4.12%, 10/18/2032 (a) (c)		6,500	7,174

			41,306

Tobacco — 2.0%

Altria Group, Inc.

4.80%, 2/14/2029		7,380	8,654

3.40%, 2/4/2041		6,740	6,325

3.88%, 9/16/2046		4,320	4,215

BAT Capital Corp. (United Kingdom)

4.70%, 4/2/2027		4,000	4,581

3.56%, 8/15/2027		13,750	14,933

4.39%, 8/15/2037		4,665	4,981

BAT International Finance plc (United Kingdom) 2.25%, 9/9/2052 (f)	GBP	3,000	3,101

Imperial Brands Finance plc (United Kingdom)

4.25%, 7/21/2025 (a)		1,000	1,114

3.50%, 7/26/2026 (a)		1,877	2,028

Philip Morris International, Inc.

4.38%, 11/15/2041		1,925	2,272

3.88%, 8/21/2042		650	712

4.13%, 3/4/2043		650	733

			53,649

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	33

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Trading Companies & Distributors — 0.9%

AerCap Holdings NV (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079 (c)		1,730	1,769

Air Lease Corp.

3.50%, 1/15/2022		3,000	3,079

3.25%, 3/1/2025		5,600	5,927

3.38%, 7/1/2025		1,500	1,595

2.88%, 1/15/2026		2,390	2,487

3.63%, 4/1/2027		3,355	3,619

3.63%, 12/1/2027		365	390

3.00%, 2/1/2030		39	39

Aviation Capital Group LLC

5.50%, 12/15/2024 (a)		1,650	1,859

1.95%, 1/30/2026 (a)		1,760	1,732

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)		70	74

United Rentals North America, Inc.

5.50%, 5/15/2027		200	211

4.88%, 1/15/2028		30	32

3.88%, 2/15/2031		750	767

			23,580

Transportation Infrastructure — 0.2%

Abertis Infraestructuras Finance BV (Spain) (EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (c) (d) (e) (f)	EUR	5,200	6,400

Wireless Telecommunication Services — 1.9%

America Movil SAB de CV (Mexico) 3.63%, 4/22/2029		435	477

Hughes Satellite Systems Corp.

5.25%, 8/1/2026		165	183

6.63%, 8/1/2026		165	184

Rogers Communications, Inc. (Canada) 3.70%, 11/15/2049		2,850	3,063

Sprint Corp.

7.13%, 6/15/2024		1,950	2,245

7.63%, 2/15/2025		300	357

7.63%, 3/1/2026		55	68

Telefonica Europe BV (Spain) (EUR Swap Annual 6 Year + 4.11%), 4.37%, 12/14/2024 (c) (d) (e) (f)		EUR 3,000	3,908

T-Mobile USA, Inc.

4.50%, 2/1/2026		2,500	2,556

3.75%, 4/15/2027 (a)		15,810	17,415

4.75%, 2/1/2028		305	323

3.88%, 4/15/2030 (a)		5,315	5,843

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — continued

2.25%, 11/15/2031 (a)	5,945	5,710

4.38%, 4/15/2040 (a)	2,210	2,488

Vodafone Group plc (United Kingdom)

4.38%, 2/19/2043	650	751

4.25%, 9/17/2050	4,640	5,204

		50,775

Total Corporate Bonds (Cost $2,435,114)		2,486,879

Asset-Backed Securities — 0.3%

Air Canada Pass-Through Trust (Canada)

Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	1,541	1,477

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	183	179

British Airways Pass-Through Trust (United Kingdom) Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	128	127

Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	160	165

JetBlue Pass-Through Trust Series 2019-1, Class B, 8.00%, 11/15/2027	959	1,092

United Airlines Pass-Through Trust

Series 2016-2, Class AA, 2.88%, 10/7/2028	5,048	5,084

Series 2019-1, Class AA, 4.15%, 8/25/2031	142	148

Series 2019-2, Class AA, 2.70%, 5/1/2032	128	127

Total Asset-Backed Securities (Cost $7,821)		8,399

	SHARES (000)
Preferred Stocks — 0.2%

Banks — 0.2%

Bank of America Corp. Series NN, 4.38%, 11/3/2025 ($25 par value) (i)	70	1,729

Wells Fargo & Co. Series Z, 4.75%, 3/15/2025 ($25 par value) (i)	162	3,996

		5,725

Electric Utilities — 0.0% (b)

SCE Trust VI 5.00%, 6/26/2022 ($25 par value) (i)	10	227

Total Preferred Stocks (Cost $5,819)		5,952

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.0% (b) (j)

Colorado — 0.0% (b)

Colorado Health Facilities Authority, Sanford Health Series 2019B, Rev., 3.80%, 11/1/2044 (Cost $327)	320	342

U.S. Treasury Obligations — 0.0% (b)

U.S. Treasury Bonds 1.25%, 5/15/2050 (Cost $5)	5	4

	SHARES (000)
Short-Term Investments — 4.2%

Investment Companies — 3.9%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (k) (l) (Cost $103,521)	103,465	103,516

	PRINCIPAL AMOUNT ($000)

U.S. Treasury Obligations — 0.3%

U.S. Treasury Bills 0.08%, 4/15/2021 (m) (n) (Cost $6,522)	6,523	6,523

Total Short-Term Investments (Cost $110,043)		110,039

Total Investments — 98.5% (Cost $2,559,129)		2,611,615
Other Assets Less Liabilities — 1.5%		40,174

NET ASSETS — 100.0%		2,651,789

Percentages indicated are based on net assets.

Abbreviations

EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2021.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(h)	Defaulted security.
(i)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of February 28, 2021.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of February 28, 2021.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)	The rate shown is the effective yield as of February 28, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	35

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

Futures contracts outstanding as of February 28, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts

Australia 10 Year Bond	295	03/2021	AUD	31,114	(168)

Euro-BTP	137	03/2021	EUR	24,762	(326)

Euro-Bund	90	03/2021	EUR	18,884	62

Canada 5 Year Bond	396	06/2021	CAD	39,214	(432)

U.S. Treasury 2 Year Note	789	06/2021	USD	174,264	(61)

U.S. Treasury 5 Year Note	671	06/2021	USD	83,372	(362)

U.S. Treasury Ultra Bond	708	06/2021	USD	135,715	1,139

					(148)

Short Contracts

Euro-Bobl	(228)	03/2021	EUR	(36,967)	156

Euro-Buxl	(4)	03/2021	EUR	(1,018)	42

Euro-Schatz	(151)	03/2021	EUR	(20,441)	4

Canada 10 Year Bond	(230)	06/2021	CAD	(25,398)	343

Long Gilt	(517)	06/2021	GBP	(92,031)	696

U.S. Treasury 10 Year Note	(1,066)	06/2021	USD	(141,928)	502

U.S. Treasury 10 Year Ultra Note	(951)	06/2021	USD	(140,897)	(90)

U.S. Treasury Long Bond	(129)	06/2021	USD	(20,721)	38

					1,691

					1,543

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of February 28, 2021 (amounts in thousands):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
GBP	12,580	USD	17,518	BNP Paribas	3/3/2021	8
GBP	439	USD	607	Standard Chartered Bank	3/3/2021	5
USD	3,610	EUR	2,972	BNP Paribas	3/3/2021	23
USD	39,891	EUR	32,923	TD Bank Financial Group	3/3/2021	167
USD	37,501	EUR	30,891	Barclays Bank plc	4/6/2021	195
USD	43,499	EUR	35,895	BNP Paribas	4/6/2021	150
USD	9,152	GBP	6,526	Standard Chartered Bank	4/6/2021	58

Total unrealized appreciation						606

EUR	35,895	USD	43,465	BNP Paribas	3/3/2021	(154)
USD	17,831	GBP	13,019	Barclays Bank plc	3/3/2021	(307)
USD	17,522	GBP	12,580	BNP Paribas	4/6/2021	(9)

Total unrealized depreciation						(470)

Net unrealized appreciation						136

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of February 28, 2021 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.11	USD 20,000	(1,831)	(2)	(1,833)
CDX.NA.IG.35-V1	1.00	Quarterly	12/20/2025	0.55	USD 96,000	(2,103)	(100)	(2,203)

						(3,934)	(102)	(4,036)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	37

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 62.6%

Angola — 1.4%

Republic of Angola

9.50%, 11/12/2025 (a)	700	742

8.25%, 5/9/2028 (a)	2,492	2,482

8.00%, 11/26/2029 (a)	5,700	5,550

8.00%, 11/26/2029 (b)	1,539	1,499

9.38%, 5/8/2048 (a)	2,158	2,124

9.13%, 11/26/2049 (a)	4,060	3,913

		16,310

Argentina — 1.1%

Argentine Republic

1.00%, 7/9/2029	1,696	670

0.12%, 7/9/2030 (c)	6,407	2,330

0.12%, 7/9/2035 (c)	13,254	4,221

0.12%, 1/9/2038 (c)	7,021	2,609

0.12%, 7/9/2041 (c)	6,610	2,266

0.12%, 7/9/2046 (c)	4,700	1,508

		13,604

Armenia — 0.7%

Republic of Armenia

7.15%, 3/26/2025 (a)	1,400	1,561

3.95%, 9/26/2029 (b)	1,271	1,228

3.95%, 9/26/2029 (a)	700	676

3.60%, 2/2/2031 (b)	5,060	4,671

		8,136

Bahrain — 1.8%

Kingdom of Bahrain

7.00%, 1/26/2026 (a)	1,611	1,848

7.00%, 10/12/2028 (a)	3,960	4,478

6.75%, 9/20/2029 (a)	3,081	3,396

7.38%, 5/14/2030 (a)	4,000	4,540

7.38%, 5/14/2030 (b)	2,900	3,292

5.45%, 9/16/2032 (a)	887	881

6.00%, 9/19/2044 (a)	1,352	1,294

7.50%, 9/20/2047 (a)	1,800	1,935

		21,664

Belarus — 0.9%

Republic of Belarus

6.88%, 2/28/2023 (a)	6,639	6,857

6.38%, 2/24/2031 (a)	4,263	4,171

		11,028

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Benin — 0.5%

Benin Government Bond

4.88%, 1/19/2032 (b)	EUR 1,950	2,294

6.88%, 1/19/2052 (b)	EUR 3,221	4,022

		6,316

Bermuda — 0.4%

Bermuda Government Bond

3.72%, 1/25/2027 (a)	3,802	4,155

2.38%, 8/20/2030 (b)	1,217	1,254

		5,409

Brazil — 1.2%

Federative Republic of Brazil

4.50%, 5/30/2029	1,366	1,450

8.25%, 1/20/2034	9,442	12,570

		14,020

Colombia — 1.4%

Republic of Colombia

8.13%, 5/21/2024	920	1,099

4.50%, 3/15/2029	2,986	3,286

10.38%, 1/28/2033	563	889

6.13%, 1/18/2041	3,900	4,682

5.00%, 6/15/2045	3,420	3,682

5.20%, 5/15/2049	1,722	1,917

4.13%, 5/15/2051	1,479	1,417

		16,972

Costa Rica — 0.7%

Republic of Costa Rica

4.38%, 4/30/2025 (a)	1,265	1,232

6.13%, 2/19/2031 (a)	2,000	2,016

5.63%, 4/30/2043 (a)	1,597	1,408

7.00%, 4/4/2044 (a)	500	486

7.16%, 3/12/2045 (a)	2,948	2,892

		8,034

Dominican Republic — 3.6%

Dominican Republic Government Bond

6.88%, 1/29/2026 (a)	5,000	5,825

5.95%, 1/25/2027 (a)	3,075	3,436

6.00%, 7/19/2028 (a)	7,206	8,132

4.50%, 1/30/2030 (a)	1,600	1,611

4.88%, 9/23/2032 (a)	5,700	5,778

4.88%, 9/23/2032 (b)	3,800	3,852

5.30%, 1/21/2041 (b)	4,270	4,177

6.40%, 6/5/2049 (a)	5,755	6,068

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

Dominican Republic — continued

5.88%, 1/30/2060 (b)	2,910	2,815

5.88%, 1/30/2060 (a)	1,885	1,824

		43,518

Ecuador — 0.6%

Republic of Ecuador

Zero Coupon, 7/31/2030 (a)	900	374

Zero Coupon, 7/31/2030 (b)	379	157

0.50%, 7/31/2030 (b) (c)	2,227	1,308

0.50%, 7/31/2035 (b) (c)	4,354	1,981

0.50%, 7/31/2035 (a) (c)	2,300	1,046

0.50%, 7/31/2040 (b) (c)	3,954	1,661

0.50%, 7/31/2040 (a) (c)	1,700	714

		7,241

Egypt — 4.0%

Arab Republic of Egypt

5.75%, 5/29/2024 (a)	2,500	2,641

5.75%, 5/29/2024 (b)	1,750	1,849

7.50%, 1/31/2027 (a)	7,868	8,834

6.59%, 2/21/2028 (a)	2,500	2,645

7.60%, 3/1/2029 (a)	1,560	1,717

5.88%, 2/16/2031 (b)	3,040	2,911

7.05%, 1/15/2032 (a)	7,200	7,464

7.05%, 1/15/2032 (b)	891	924

7.63%, 5/29/2032 (a)	1,600	1,703

8.50%, 1/31/2047 (a)	5,271	5,477

7.90%, 2/21/2048 (a)	3,600	3,555

8.88%, 5/29/2050 (a)	2,400	2,564

8.88%, 5/29/2050 (b)	1,750	1,869

8.15%, 11/20/2059 (a)	2,600	2,583

8.15%, 11/20/2059 (b)	1,514	1,504

		48,240

El Salvador — 1.4%

Republic of El Salvador

5.88%, 1/30/2025 (a)	2,739	2,660

6.38%, 1/18/2027 (a)	2,492	2,433

8.63%, 2/28/2029 (a)	3,731	3,861

7.63%, 2/1/2041 (a)	1,292	1,252

7.12%, 1/20/2050 (a)	7,205	6,665

		16,871

Ethiopia — 0.6%

Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	7,713	7,163

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ghana — 1.9%

Republic of Ghana

6.38%, 2/11/2027 (a)	2,600	2,676

7.88%, 3/26/2027 (a)	1,700	1,853

7.63%, 5/16/2029 (a)	1,692	1,764

8.13%, 3/26/2032 (a)	4,000	4,086

7.88%, 2/11/2035 (b)	2,700	2,640

7.88%, 2/11/2035 (a)	400	391

8.63%, 6/16/2049 (a)	2,900	2,801

8.95%, 3/26/2051 (a)	3,309	3,240

8.75%, 3/11/2061 (b)	2,700	2,581

8.75%, 3/11/2061 (a)	1,500	1,434

		23,466

Guatemala — 1.0%

Republic of Guatemala

4.50%, 5/3/2026 (a)	801	869

4.38%, 6/5/2027 (a)	2,200	2,379

4.90%, 6/1/2030 (b)	2,024	2,257

4.90%, 6/1/2030 (a)	500	557

5.38%, 4/24/2032 (a)	2,000	2,333

5.38%, 4/24/2032 (b)	900	1,050

6.13%, 6/1/2050 (a)	1,200	1,447

6.13%, 6/1/2050 (b)	1,140	1,375

		12,267

Honduras — 0.1%

Republic of Honduras

6.25%, 1/19/2027 (a)	600	671

5.63%, 6/24/2030 (b)	770	843

		1,514

Indonesia — 0.7%

Republic of Indonesia 6.63%, 2/17/2037 (a)	5,995	8,061

Iraq — 0.7%

Republic of Iraq

6.75%, 3/9/2023 (a)	3,978	3,893

5.80%, 1/15/2028 (a)	4,769	4,413

		8,306

Ivory Coast — 1.4%

Republic of Cote d’Ivoire

6.38%, 3/3/2028 (a)	2,200	2,441

4.88%, 1/30/2032 (b)	EUR 1,769	2,134

5.75%, 12/31/2032 (a) (c)	252	252

6.13%, 6/15/2033 (a)	3,200	3,448

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	39

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

Ivory Coast — continued

6.88%, 10/17/2040 (a)	EUR 4,762	6,243

6.63%, 3/22/2048 (a)	EUR 1,788	2,279

		16,797

Jamaica — 0.9%

Jamaica Government Bond

9.25%, 10/17/2025	1,471	1,795

6.75%, 4/28/2028	2,000	2,337

7.88%, 7/28/2045	5,152	7,135

		11,267

Jordan — 0.9%

Hashemite Kingdom of Jordan

4.95%, 7/7/2025 (a)	1,000	1,050

6.13%, 1/29/2026 (a)	1,700	1,852

5.75%, 1/31/2027 (a)	2,564	2,757

5.85%, 7/7/2030 (b)	2,310	2,449

5.85%, 7/7/2030 (a)	2,100	2,226

		10,334

Kenya — 1.4%

Republic of Kenya

6.88%, 6/24/2024 (a)	1,400	1,550

7.00%, 5/22/2027 (a)	3,400	3,756

8.00%, 5/22/2032 (a)	5,246	5,889

8.25%, 2/28/2048 (a)	5,329	5,878

		17,073

Lebanon — 0.3%

Lebanese Republic

6.38%, 3/9/2020 (d)	6,767	910

6.15%, 6/19/2020 (d)	720	95

6.65%, 4/22/2024 (a) (d)	9,300	1,189

6.85%, 3/23/2027 (a) (d)	489	62

6.65%, 11/3/2028 (a) (d)	6,496	828

7.05%, 11/2/2035 (a) (d)	162	21

		3,105

Luxembourg — 0.5%

Ecuador Social Bond SARL Zero Coupon, 1/30/2035 (b) (d)	7,954	5,573

Malaysia — 0.4%

1MDB Global Investments Ltd. 4.40%, 3/9/2023 (a)	5,000	5,020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mexico — 1.6%

United Mexican States

3.75%, 1/11/2028	2,800	3,026

4.50%, 4/22/2029	2,100	2,351

4.50%, 1/31/2050	5,300	5,350

5.00%, 4/27/2051	6,850	7,415

3.77%, 5/24/2061	1,075	942

		19,084

Mongolia — 0.4%

State of Mongolia

8.75%, 3/9/2024 (a)	2,575	2,999

5.13%, 4/7/2026 (a)	1,500	1,635

5.13%, 4/7/2026 (b)	700	763

		5,397

Morocco — 0.6%

Kingdom of Morocco

5.50%, 12/11/2042 (a)	3,775	4,339

4.00%, 12/15/2050 (b)	2,530	2,359

		6,698

Namibia — 0.1%

Republic of Namibia 5.25%, 10/29/2025 (a)	1,300	1,378

Nigeria — 2.5%

Federal Republic of Nigeria

6.50%, 11/28/2027 (a)	3,400	3,632

7.14%, 2/23/2030 (a)	2,842	2,999

8.75%, 1/21/2031 (a)	3,900	4,480

7.88%, 2/16/2032 (a)	1,377	1,479

7.70%, 2/23/2038 (a)	1,600	1,638

7.70%, 2/23/2038 (b)	1,514	1,549

7.63%, 11/28/2047 (a)	12,319	12,550

9.25%, 1/21/2049 (a)	2,000	2,281

		30,608

Oman — 2.3%

Sultanate of Oman Government Bond

4.75%, 6/15/2026 (a)	8,634	8,701

5.38%, 3/8/2027 (a)	3,813	3,919

5.63%, 1/17/2028 (a)	1,788	1,842

6.25%, 1/25/2031 (b)	6,484	6,808

7.38%, 10/28/2032 (b)	3,527	3,946

6.75%, 1/17/2048 (a)	2,329	2,242

		27,458

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

Pakistan — 0.5%

Islamic Republic of Pakistan

8.25%, 4/15/2024 (a)	2,591	2,863

6.88%, 12/5/2027 (a)	3,500	3,722

		6,585

Panama — 1.4%

Notas del Tesoro 3.75%, 4/17/2026	5,622	6,147

Republic of Panama

3.88%, 3/17/2028	3,100	3,393

9.38%, 4/1/2029	1,465	2,162

4.50%, 4/16/2050	1,700	1,887

4.50%, 4/1/2056	3,070	3,376

		16,965

Paraguay — 2.8%

Republic of Paraguay

4.70%, 3/27/2027 (a)	3,363	3,752

4.95%, 4/28/2031 (a)	2,200	2,487

4.95%, 4/28/2031 (b)	2,180	2,464

2.74%, 1/29/2033 (b)	8,852	8,470

6.10%, 8/11/2044 (a)	3,822	4,671

5.60%, 3/13/2048 (a)	1,427	1,654

5.40%, 3/30/2050 (b)	5,300	6,072

5.40%, 3/30/2050 (a)	4,211	4,824

		34,394

Peru — 0.4%

Republic of Peru 8.75%, 11/21/2033	3,050	4,799

Qatar — 1.5%

State of Qatar

3.75%, 4/16/2030 (a)	2,600	2,933

5.10%, 4/23/2048 (a)	900	1,142

4.82%, 3/14/2049 (a)	7,292	8,983

4.40%, 4/16/2050 (b)	4,540	5,318

		18,376

Romania — 1.5%

Romania Government Bond

3.62%, 5/26/2030 (b)	EUR 2,000	2,805

3.00%, 2/14/2031 (a)	2,200	2,226

3.00%, 2/14/2031 (b)	1,700	1,720

2.63%, 12/2/2040 (b)	EUR 1,176	1,399

4.63%, 4/3/2049 (a)	EUR 3,272	4,997

4.00%, 2/14/2051 (a)	4,688	4,524

		17,671

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Russia — 1.7%

Russian Federation

12.75%, 6/24/2028 (a)	1,975	3,326

4.38%, 3/21/2029 (a)	6,600	7,425

5.10%, 3/28/2035 (a)	3,600	4,228

5.63%, 4/4/2042 (a)	3,800	4,777

5.88%, 9/16/2043 (a)	1,000	1,308

		21,064

Saudi Arabia — 1.8%

Kingdom of Saudi Arabia

4.38%, 4/16/2029 (a)	800	924

3.25%, 10/22/2030 (a)	2,100	2,244

2.25%, 2/2/2033 (b)	2,577	2,463

4.63%, 10/4/2047 (a)	3,800	4,337

5.00%, 4/17/2049 (a)	900	1,083

5.25%, 1/16/2050 (a)	1,921	2,400

3.75%, 1/21/2055 (a)	1,000	989

3.45%, 2/2/2061 (b)	7,665	7,114

		21,554

Senegal — 0.5%

Republic of Senegal

8.75%, 5/13/2021 (a)	432	436

6.25%, 5/23/2033 (a)	2,500	2,652

6.75%, 3/13/2048 (a)	3,253	3,316

		6,404

Serbia — 0.2%

Republic of Serbia

1.50%, 6/26/2029 (b)	EUR 1,566	1,887

2.13%, 12/1/2030 (b)	1,134	1,067

		2,954

South Africa — 2.2%

Republic of South Africa

4.88%, 4/14/2026	3,100	3,267

4.30%, 10/12/2028	7,585	7,509

4.85%, 9/30/2029	3,000	3,022

5.88%, 6/22/2030	700	750

5.00%, 10/12/2046	6,128	5,308

5.75%, 9/30/2049	6,990	6,409

		26,265

Sri Lanka — 0.8%

Democratic Socialist Republic of Sri Lanka

6.83%, 7/18/2026 (a)	1,027	591

6.20%, 5/11/2027 (a)	3,761	2,156

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	41

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

Sri Lanka — continued

6.75%, 4/18/2028 (a)	3,674	2,098

7.85%, 3/14/2029 (a)	3,806	2,174

7.55%, 3/28/2030 (a)	4,400	2,524

		9,543

Tajikistan — 0.1%

Republic of Tajikistan 7.13%, 9/14/2027 (a)	800	656

Trinidad and Tobago — 0.3%

Republic of Trinidad and Tobago

4.50%, 6/26/2030 (b)	1,900	1,990

4.50%, 6/26/2030 (a)	1,300	1,362

		3,352

Turkey — 2.9%

Republic of Turkey

5.75%, 3/22/2024	11,200	11,708

5.60%, 11/14/2024	2,045	2,133

4.25%, 4/14/2026	5,600	5,472

5.25%, 3/13/2030	4,870	4,692

4.88%, 4/16/2043	9,934	8,025

5.75%, 5/11/2047	1,976	1,728

Turkiye Ihracat Kredi Bankasi A/S 8.25%, 1/24/2024 (b)	610	667

		34,425

Ukraine — 3.5%

Ukraine Government Bond 7.75%, 9/1/2022 (a)	4,400	4,627

7.75%, 9/1/2023 (a)	6,708	7,228

8.99%, 2/1/2024 (a)	4,900	5,414

7.75%, 9/1/2024 (a)	7,065	7,606

7.75%, 9/1/2025 (a)	4,763	5,161

9.75%, 11/1/2028 (a)	1,100	1,296

7.38%, 9/25/2032 (a)	4,262	4,363

7.25%, 3/15/2033 (a)	3,500	3,548

7.25%, 3/15/2033 (b)	3,100	3,143

		42,386

United Arab Emirates — 0.9%

United Arab Emirates Government Bond 4.13%, 10/11/2047 (a)	3,507	4,007

3.88%, 4/16/2050 (b)	2,400	2,642

4.00%, 7/28/2050 (b)	3,050	2,806

3.90%, 9/9/2050 (a)	1,400	1,281

		10,736

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Uruguay — 1.2%

Oriental Republic of Uruguay 7.88%, 1/15/2033	2,640	4,026

7.63%, 3/21/2036	4,573	7,065

4.98%, 4/20/2055	2,634	3,205

		14,296

Uzbekistan — 0.1%

Republic of Uzbekistan 4.75%, 2/20/2024 (a)	928	989

3.70%, 11/25/2030 (b)	400	400

		1,389

Venezuela, Bolivarian Republic of — 0.1%

Bolivarian Republic of Venezuela 12.75%, 8/23/2022 (a) (d)	1,900	181

8.25%, 10/13/2024 (a) (d)	2,590	246

7.65%, 4/21/2025 (a) (d)	2,013	191

9.25%, 5/7/2028 (a) (d)	2,630	250

		868

Zambia — 0.2%

Republic of Zambia 5.38%, 9/20/2022 (a) (d)	1,606	897

8.50%, 4/14/2024 (a) (d)	1,700	995

8.97%, 7/30/2027 (a) (d)	1,651	940

		2,832

Total Foreign Government Securities (Cost $770,614)		755,446

Corporate Bonds — 30.4%

Azerbaijan — 0.4%

Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	1,600	1,911

State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030 (a)	2,725	3,436

		5,347

Bahrain — 0.3%

Oil and Gas Holding Co. BSCC (The) 7.63%, 11/7/2024 (a)	600	667

8.38%, 11/7/2028 (a)	800	949

8.38%, 11/7/2028 (b)	1,740	2,065

		3,681

Belarus — 0.1%

Development Bank of the Republic of Belarus JSC 6.75%, 5/2/2024 (b)	1,340	1,356

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Brazil — 2.4%

Banco do Brasil SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024 (a) (e) (f) (g)	5,400	5,870

Guara Norte SARL 5.20%, 6/15/2034 (b)	2,530	2,593

Klabin Austria GmbH 5.75%, 4/3/2029 (a)	3,182	3,661

MARB BondCo plc 3.95%, 1/29/2031 (b)	2,984	2,895

MV24 Capital BV 6.75%, 6/1/2034 (b)	2,755	2,985

6.75%, 6/1/2034 (a)	1,136	1,230

Petrobras Global Finance BV 6.90%, 3/19/2049	4,974	5,549

Votorantim Cimentos International SA 7.25%, 4/5/2041 (a)	2,637	3,598

		28,381

Cayman Islands — 0.6%

Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (b)	8,942	6,788

Chile — 2.2%

Celulosa Arauco y Constitucion SA 4.25%, 4/30/2029 (b)	3,330	3,625

4.25%, 4/30/2029 (a)	1,000	1,088

Corp. Nacional del Cobre de Chile 3.75%, 1/15/2031 (a)	3,600	3,947

4.38%, 2/5/2049 (a)	1,296	1,428

Empresa de los Ferrocarriles del Estado 3.07%, 8/18/2050 (b)	871	778

Empresa de Transporte de Pasajeros Metro SA 3.65%, 5/7/2030 (b)	1,140	1,254

5.00%, 1/25/2047 (a)	2,570	3,070

4.70%, 5/7/2050 (b)	940	1,111

Empresa Nacional del Petroleo 3.75%, 8/5/2026 (a)	1,301	1,402

5.25%, 11/6/2029 (a)	5,100	5,916

4.50%, 9/14/2047 (a)	900	964

Kenbourne Invest SA 4.70%, 1/22/2028 (b)	1,800	1,866

		26,449

China — 0.4%

Chinalco Capital Holdings Ltd. 4.00%, 8/25/2021 (a)	3,092	3,115

Minmetals Bounteous Finance BVI Ltd. 4.20%, 7/27/2026 (a)	1,792	1,969

		5,084

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colombia — 1.3%

Ecopetrol SA 5.88%, 9/18/2023	3,205	3,554

5.38%, 6/26/2026	1,800	2,018

6.88%, 4/29/2030	1,300	1,584

7.38%, 9/18/2043	800	993

5.88%, 5/28/2045	3,436	3,692

Empresas Publicas de Medellin ESP

4.25%, 7/18/2029 (b)	2,101	2,144

4.25%, 7/18/2029 (a)	1,300	1,327

		15,312

Costa Rica — 0.1%

Instituto Costarricense de Electricidad

6.95%, 11/10/2021 (a)	1,100	1,116

6.38%, 5/15/2043 (a)	802	672

		1,788

Croatia — 0.2%

Hrvatska Elektroprivreda 5.88%, 10/23/2022 (a)	1,800	1,951

Ecuador — 0.1%

Petroamazonas EP 4.63%, 12/6/2021 (b)	1,244	1,146

Georgia — 0.2%

Georgian Railway JSC 7.75%, 7/11/2022 (a)	2,591	2,752

Hong Kong — 0.2%

King Power Capital Ltd. 5.63%, 11/3/2024 (a)	2,260	2,580

India — 0.2%

Indian Railway Finance Corp. Ltd.

3.25%, 2/13/2030 (b)	1,850	1,862

3.95%, 2/13/2050 (a)	1,100	1,027

		2,889

Indonesia — 3.5%

Hutama Karya Persero PT 3.75%, 5/11/2030 (a)	1,600	1,714

Indonesia Asahan Aluminium Persero PT

6.53%, 11/15/2028 (a)	3,300	4,018

6.53%, 11/15/2028 (b)	518	630

6.76%, 11/15/2048 (a)	6,961	8,872

Minejesa Capital BV

4.63%, 8/10/2030 (a)	2,800	2,936

4.63%, 8/10/2030 (b)	1,036	1,087

Pertamina Persero PT

3.65%, 7/30/2029 (a)	1,800	1,906

3.10%, 1/21/2030 (a)	900	911

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	43

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Indonesia — continued

6.45%, 5/30/2044 (a)	2,800	3,535

6.50%, 11/7/2048 (a)	900	1,178

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara

4.13%, 5/15/2027 (a)	1,341	1,450

3.88%, 7/17/2029 (b)	1,990	2,098

3.88%, 7/17/2029 (a)	600	632

5.25%, 5/15/2047 (a)	2,000	2,182

6.15%, 5/21/2048 (b)	1,100	1,344

6.15%, 5/21/2048 (a)	900	1,099

4.88%, 7/17/2049 (a)	2,100	2,207

4.88%, 7/17/2049 (b)	1,099	1,155

4.00%, 6/30/2050 (b)	3,470	3,249

		42,203

Israel — 0.6%

Leviathan Bond Ltd.

6.13%, 6/30/2025 (a)	910	993

6.50%, 6/30/2027 (a)	2,987	3,282

6.75%, 6/30/2030 (a)	2,668	2,922

		7,197

Kazakhstan — 2.4%

Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	1,869	2,574

KazMunayGas National Co. JSC

4.75%, 4/19/2027 (a)	2,358	2,701

5.38%, 4/24/2030 (a)	7,800	9,253

3.50%, 4/14/2033 (b)	1,700	1,734

5.75%, 4/19/2047 (a)	5,963	7,045

6.38%, 10/24/2048 (a)	4,204	5,384

		28,691

Malaysia — 0.2%

Petronas Capital Ltd. 4.50%, 3/18/2045 (a)	1,744	2,136

Mexico—7.3%

Banco Mercantil del Norte SA

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (b) (e) (f) (g)	2,165	2,235

(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (a) (e) (f) (g)	3,500	3,903

Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025 (a)	1,600	1,780

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mexico — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026 (b) (f)	1,020	1,020

Cemex SAB de CV

5.20%, 9/17/2030 (b)	1,428	1,555

5.20%, 9/17/2030 (a)	400	435

3.88%, 7/11/2031 (b)	4,076	4,068

Comision Federal de Electricidad

3.35%, 2/9/2031 (b)	3,719	3,654

4.68%, 2/9/2051 (b)	3,182	3,015

FEL Energy VI SARL

5.75%, 12/1/2040 (b)	3,626	3,813

5.75%, 12/1/2040 (a)	2,200	2,314

Mexico City Airport Trust

3.88%, 4/30/2028 (a)	400	390

5.50%, 10/31/2046 (a)	1,400	1,311

Petroleos Mexicanos

(ICE LIBOR USD 3 Month + 3.65%), 3.87%, 3/11/2022 (f)	2,454	2,480

5.38%, 3/13/2022	1,243	1,275

3.50%, 1/30/2023	3,733	3,772

4.25%, 1/15/2025	1,170	1,168

6.88%, 8/4/2026	10,669	11,390

5.35%, 2/12/2028	2,130	2,060

6.50%, 1/23/2029	3,700	3,689

5.95%, 1/28/2031	992	957

7.69%, 1/23/2050	25,540	24,261

6.95%, 1/28/2060	9,010	7,926

		88,471

Panama — 0.9%

Aeropuerto Internacional de Tocumen SA

5.63%, 5/18/2036 (a)	500	557

6.00%, 11/18/2048 (b)	907	1,037

6.00%, 11/18/2048 (a)	1,784	2,040

AES Panama Generation Holdings SRL

4.38%, 5/31/2030 (b)	1,740	1,842

4.38%, 5/31/2030 (a)	1,700	1,799

Empresa de Transmision Electrica SA

5.13%, 5/2/2049 (a)	1,700	1,984

5.13%, 5/2/2049 (b)	1,417	1,653

		10,912

Peru — 2.5%

Consorcio Transmantaro SA 4.38%, 5/7/2023 (a)	1,700	1,801

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Peru — continued

Corp. Financiera de Desarrollo SA

4.75%, 7/15/2025 (a)	640	722

2.40%, 9/28/2027 (b)	1,060	1,067

2.40%, 9/28/2027 (a)	1,900	1,913

Fondo MIVIVIENDA SA 3.50%, 1/31/2023 (a)	3,092	3,239

Lima Metro Line 2 Finance Ltd.

4.35%, 4/5/2036 (a)	2,300	2,507

4.35%, 4/5/2036 (b)	1,800	1,962

Peru LNG Srl 5.38%, 3/22/2030 (a)	4,000	3,749

Petroleos del Peru SA

4.75%, 6/19/2032 (a)	4,285	4,686

5.63%, 6/19/2047 (a)	5,186	5,717

5.63%, 6/19/2047 (b)	2,720	2,999

		30,362

Russia — 0.6%

Russian Agricultural Bank OJSC 8.50%, 10/16/2023 (a)	3,312	3,743

Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023 (a)	3,090	3,415

		7,158

Saudi Arabia — 0.6%

Saudi Arabian Oil Co. 3.50%, 4/16/2029 (a)	6,534	7,092

South Africa — 0.6%

Eskom Holdings SOC Ltd.

6.75%, 8/6/2023 (a)	3,176	3,317

8.45%, 8/10/2028 (a)	1,361	1,516

Transnet SOC Ltd.

4.00%, 7/26/2022 (a)	1,900	1,946

		6,779

Spain — 0.4%

AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)	4,252	4,837

Trinidad and Tobago — 0.4%

Trinidad Generation UnLtd 5.25%, 11/4/2027 (a)	1,200	1,248

Trinidad Petroleum Holdings Ltd. 9.75%, 6/15/2026 (b)	3,112	3,517

		4,765

Ukraine — 0.1%

State Savings Bank of Ukraine 9.62%, 3/20/2025 (a) (c)	585	626

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Arab Emirates — 1.6%

Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	2,761	3,186

DP World plc

6.85%, 7/2/2037 (a)	1,700	2,223

5.63%, 9/25/2048 (a)	1,500	1,791

MDGH—GMTN BV

3.75%, 4/19/2029 (a)	1,545	1,730

2.88%, 11/7/2029 (b)	3,365	3,541

3.70%, 11/7/2049 (b)	4,847	4,992

3.70%, 11/7/2049 (a)	2,200	2,266

		19,729

Venezuela, Bolivarian Republic of — 0.0% (h)

Petroleos de Venezuela SA

8.50%, 10/27/2020 (a) (d)	1,123	258

9.00%, 11/17/2021 (a) (d)	1,510	61

5.38%, 4/12/2027 (a) (d)	5,758	230

		549

Total Corporate Bonds (Cost $363,455)		367,011

U.S. Treasury Obligations — 0.2%

U.S. Treasury Bonds 8.13%, 5/15/2021	1,238	1,259

U.S. Treasury Notes 1.50%, 9/30/2021	1,465	1,477

Total U.S. Treasury Obligations (Cost $2,736)		2,736

Supranational — 0.2%

Banque Ouest Africaine de Developpement 2.75%, 1/22/2033 (b)(Cost $2,436)	EUR 1,961	2,434

	SHARES (000)
Short-Term Investments — 5.6%

Investment Companies — 5.6%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (i) (j) (Cost $67,097)	67,060	67,094

Total Investments — 99.0% (Cost $1,206,338)		1,194,721
Other Assets Less Liabilities — 1.0%		12,079

NET ASSETS — 100.0%		1,206,800

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	45

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

Abbreviations

CJSC	Closed Joint Stock Company
EUR	Euro
GMTN	Global medium term note
ICE	Intercontinental Exchange
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
PT	Limited liability company
USD	United States Dollar

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.

(d)	Defaulted security.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2021.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of February 28, 2021.

Futures contracts outstanding as of February 28, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Short Contracts

U.S. Treasury 10 Year Note	(352)	06/2021	USD	(46,866)	65

Abbreviations

USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of February 28, 2021 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	32,066	EUR	26,468	Merrill Lynch International	3/23/2021	113

Total unrealized appreciation						113

Abbreviations

EUR	Euro
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 51.8%

Australia — 0.1%

Glencore Funding LLC 2.50%, 9/1/2030 (a)	3,363	3,330

Westpac Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b)	980	1,080

		4,410

Austria — 0.1%

ams AG

6.00%, 7/31/2025 (c)	EUR1,810	2,334

7.00%, 7/31/2025 (a)	1,235	1,346

		3,680

Azerbaijan — 0.1%

State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023 (c)	2,273	2,395

Belgium — 1.0%

Anheuser-Busch Cos. LLC 4.90%, 2/1/2046	4,955	5,960

Anheuser-Busch InBev Worldwide, Inc.

4.75%, 1/23/2029	7,710	9,120

4.44%, 10/6/2048	1,981	2,249

KBC Group NV (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (b) (c) (d) (e)	EUR 10,200	12,969

Sarens Finance Co. NV 5.75%, 2/21/2027 (c)	EUR600	702

Solvay Finance SACA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (b) (c) (d) (e)	EUR2,071	2,751

Solvay SA (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025 (b) (d) (e)	EUR800	988

Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (c)	EUR2,000	2,504

		37,243

Brazil — 0.8%

Banco do Brasil SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024 (b) (c) (d) (e)	1,431	1,399

Gerdau Trade, Inc. 4.88%, 10/24/2027 (c)	4,130	4,684

Guara Norte SARL 5.20%, 6/15/2034 (a)	4,305	4,411

Klabin Austria GmbH 7.00%, 4/3/2049 (c)	2,991	3,731

MV24 Capital BV 6.75%, 6/1/2034 (a)	3,047	3,302

Petrobras Global Finance BV 6.90%, 3/19/2049	4,560	5,087

Suzano Austria GmbH

3.75%, 1/15/2031	806	848

7.00%, 3/16/2047 (c)	1,660	2,172

Vale Overseas Ltd. 3.75%, 7/8/2030	4,876	5,164

		30,798

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Canada — 0.6%

1011778 BC ULC 4.00%, 10/15/2030 (a)		975	951

Advanz Pharma Corp. Ltd. 8.00%, 9/6/2024		687	702

Bombardier, Inc.

6.13%, 5/15/2021 (c)	EUR	600	722

6.00%, 10/15/2022 (a)		210	206

6.13%, 1/15/2023 (a)		597	590

7.50%, 12/1/2024 (a)		287	269

7.88%, 4/15/2027 (a)		267	240

Cenovus Energy, Inc. 5.38%, 7/15/2025		870	985

Emera US Finance LP 4.75%, 6/15/2046		1,367	1,598

Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)		1,903	2,216

Enbridge, Inc. 3.13%, 11/15/2029		2,560	2,731

GFL Environmental, Inc.

3.75%, 8/1/2025 (a)		385	393

4.00%, 8/1/2028 (a)		2,110	2,057

MEG Energy Corp.

6.50%, 1/15/2025 (a)		1,952	2,013

7.13%, 2/1/2027 (a)		829	870

NOVA Chemicals Corp.

5.00%, 5/1/2025 (a)		570	590

5.25%, 6/1/2027 (a)		408	425

Open Text Corp. 5.88%, 6/1/2026 (a)		272	282

Precision Drilling Corp.

7.75%, 12/15/2023		720	724

5.25%, 11/15/2024		180	168

7.13%, 1/15/2026 (a)		684	664

Stars Group Holdings BV 7.00%, 7/15/2026 (a)		245	257

Transcanada Trust Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (b)		988	1,091

Videotron Ltd. 5.38%, 6/15/2024 (a)		1,300	1,417

			22,161

Chile — 0.2%

Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (a)		2,890	3,417

Kenbourne Invest SA 6.88%, 11/26/2024 (a)		2,760	2,968

			6,385

China — 0.3%

Alibaba Group Holding Ltd. 3.40%, 12/6/2027		2,420	2,636

Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027 (c)		3,620	3,935

Tencent Holdings Ltd. 3.98%, 4/11/2029 (c)		2,340	2,590

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	47

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

China — continued

Yuzhou Group Holdings Co. Ltd. 8.38%, 10/30/2024 (c)	2,610	2,799

		11,960

Colombia — 0.2%

Ecopetrol SA 5.88%, 5/28/2045	5,900	6,340

Denmark — 0.2%

Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.73%), 5.00%, 1/12/2023 (a) (b)	1,940	2,009

DKT Finance ApS 7.00%, 6/17/2023 (c)	EUR1,000	1,236

Nykredit Realkredit A/S Series CCE, 1.00%, 10/1/2050 (c)	DKK 8,746	1,385

TDC A/S 5.00%, 3/2/2022 (f)	EUR1,100	1,379

		6,009

France — 3.4%

Accor SA

2.50%, 1/25/2024 (c) (f)	EUR700	870

(EUR Swap Annual 5 Year + 4.56%), 4.37%, 1/30/2024 (b) (c) (d) (e)	EUR600	742

Altice France SA

7.38%, 5/1/2026 (a)	1,875	1,955

5.88%, 2/1/2027 (c)	EUR1,550	2,001

3.38%, 1/15/2028 (c)	EUR659	777

4.13%, 1/15/2029 (a)	EUR595	720

Banijay Entertainment SASU 3.50%, 3/1/2025 (c)	EUR1,049	1,256

Banijay Group SAS 6.50%, 3/1/2026 (c)	EUR900	1,067

BPCE SA

3.00%, 5/22/2022 (a)	1,124	1,160

5.15%, 7/21/2024 (a)	8,195	9,280

4.88%, 4/1/2026 (a)	1,880	2,167

(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	3,640	3,615

Burger King France SAS 6.00%, 5/1/2024 (c)	EUR1,100	1,343

Casino Guichard Perrachon SA

1.87%, 6/13/2022 (c)	EUR600	724

4.56%, 1/25/2023 (c) (f)	EUR 1,100	1,394

4.50%, 3/7/2024 (c) (f)	EUR800	972

CMA CGM SA 5.25%, 1/15/2025 (c)	EUR1,570	1,905

Credit Agricole SA

3.25%, 10/4/2024 (a)	2,150	2,329

(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (d) (e)	10,200	12,323

(EUR Swap Annual 5 Year + 1.90%), 1.62%, 6/5/2030 (b) (c)	EUR2,300	2,865

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

France — continued

Electricite de France SA

(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (b) (c) (d) (e)	EUR2,000	2,694

(EUR Swap Annual 5 Year + 3.37%), 2.87%, 12/15/2026 (b) (c) (d) (e)	EUR1,000	1,226

(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027 (b) (c) (d) (e)	EUR1,200	1,483

(EUR Swap Annual 5 Year + 4.00%), 3.37%, 6/15/2030 (b) (c) (d) (e)	EUR800	998

Elis SA 2.88%, 2/15/2026 (c)	EUR2,300	2,882

Faurecia SE

2.63%, 6/15/2025 (c)	EUR650	794

3.13%, 6/15/2026 (c)	EUR1,350	1,674

2.38%, 6/15/2027 (c)	EUR1,800	2,193

La Financiere Atalian SASU

4.00%, 5/15/2024 (c)	EUR1,700	1,950

5.13%, 5/15/2025 (c)	EUR1,116	1,310

Orange SA

(EUR Swap Annual 5 Year + 2.36%), 2.37%, 1/15/2025 (b) (c) (d) (e)	EUR1,400	1,763

(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (b) (c) (d) (e)	EUR1,000	1,228

Orano SA 4.88%, 9/23/2024	EUR2,700	3,685

Parts Europe SA

6.50%, 7/16/2025 (c)	EUR927	1,168

6.50%, 7/16/2025 (a)	EUR329	414

Picard Bondco SA 5.50%, 11/30/2024 (c)	EUR600	739

Picard Groupe SAS (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/2023 (b) (c)	EUR 1,000	1,203

Quatrim SASU 5.88%, 1/15/2024 (c)	EUR1,726	2,187

Renault SA

1.25%, 6/24/2025 (c)	EUR1,700	2,002

2.00%, 9/28/2026 (c)	EUR1,000	1,200

1.13%, 10/4/2027 (c)	EUR1,300	1,472

Rexel SA

2.13%, 6/15/2025 (c)	EUR1,000	1,211

2.75%, 6/15/2026 (c)	EUR1,100	1,354

Societe Generale SA

(EUR Swap Annual 5 Year + 5.54%), 6.75%, 4/7/2021 (b) (c) (d) (e)	EUR850	1,031

(USD Swap Semi 5 Year + 6.24%), 7.37%, 9/13/2021 (a) (b) (d) (e)	990	1,010

(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (b) (d) (e)	200	235

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (d) (e)	10,629	10,868

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

France — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.65%, 7/8/2035 (a) (b)	2,965	3,067

SPIE SA 3.13%, 3/22/2024 (c)	EUR 3,200	4,035

Tereos Finance Groupe I SA 4.13%, 6/16/2023 (c)	EUR1,100	1,339

Total Capital International SA

2.83%, 1/10/2030	4,885	5,207

3.13%, 5/29/2050	800	782

TOTAL SE

(EUR Swap Annual 5 Year + 3.78%), 3.87%, 5/18/2022 (b) (c) (d) (e)	EUR1,750	2,191

(EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024 (b) (c) (d) (e)	EUR4,000	4,911

Vallourec SA

6.63%, 10/15/2022 (c)	EUR449	501

6.38%, 10/15/2023 (c)	EUR200	224

2.25%, 9/30/2024 (c)	EUR800	871

		122,567

Germany — 2.5%

Adler Pelzer Holding GmbH 4.13%, 4/1/2024 (c)	EUR800	909

ADLER Real Estate AG

1.88%, 4/27/2023 (c)	EUR1,100	1,332

2.13%, 2/6/2024 (c)	EUR475	576

3.00%, 4/27/2026 (c)	EUR1,300	1,637

Bayer AG

(EUR Swap Annual 5 Year + 2.55%), 3.75%, 7/1/2074 (b) (c)	EUR2,315	2,944

(EUR Swap Annual 5 Year + 2.01%), 2.37%, 4/2/2075 (b) (c)	EUR601	736

(EURIBOR ICE Swap Rate 5 Year + 2.65%), 2.37%, 11/12/2079 (b) (c)	EUR2,400	2,912

Bayer Capital Corp. BV 2.13%, 12/15/2029 (c)	EUR5,200	7,000

CBR Fashion Finance BV 5.13%, 10/1/2022 (c)	EUR675	802

CeramTec BondCo GmbH 5.25%, 12/15/2025 (c)	EUR1,300	1,595

Cheplapharm Arzneimittel GmbH 3.50%, 2/11/2027 (c)	EUR1,720	2,073

Commerzbank AG (EUR Swap Annual 5 Year + 6.74%), 6.50%, 10/9/2029 (b) (c) (d) (e)	EUR5,000	6,742

Deutsche Bank AG

4.25%, 10/14/2021	993	1,015

(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	10,770	11,083

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Germany — continued

Douglas GmbH 6.25%, 7/15/2022 (c)	EUR 1,400	1,668

IHO Verwaltungs GmbH 3.88% (cash), 5/15/2027 (c) (g) (h)	EUR1,400	1,743

K+S AG 2.63%, 4/6/2023 (c)	EUR1,000	1,167

Kirk Beauty One GmbH 8.75%, 7/15/2023 (c)	EUR350	405

LANXESS AG (EUR Swap Annual 5 Year + 4.51%), 4.50%, 12/6/2076 (b) (c)	EUR850	1,094

Nidda BondCo GmbH 5.00%, 9/30/2025 (c)	EUR3,625	4,428

Nidda Healthcare Holding GmbH 3.50%, 9/30/2024 (c)	EUR2,184	2,658

ProGroup AG 3.00%, 3/31/2026 (c)	EUR787	957

Rebecca Bidco GmbH 5.75%, 7/15/2025 (c)	EUR1,092	1,372

Schaeffler AG

2.88%, 3/26/2027 (c)	EUR2,800	3,610

3.38%, 10/12/2028 (c)	EUR600	801

Techem Verwaltungsgesellschaft 675 mbH 2.00%, 7/15/2025 (c)	EUR2,200	2,618

Tele Columbus AG 3.88%, 5/2/2025 (c)	EUR726	885

thyssenkrupp AG

1.38%, 3/3/2022 (c)	EUR2,400	2,896

1.88%, 3/6/2023 (c)	EUR400	481

2.88%, 2/22/2024 (c)	EUR300	369

Vertical Holdco GmbH 6.63%, 7/15/2028 (c)	EUR900	1,154

Vertical Midco GmbH 4.38%, 7/15/2027 (c)	EUR1,316	1,660

Volkswagen International Finance NV

(EUR Swap Annual 10 Year + 3.35%), 5.12%, 9/4/2023 (b) (c) (d) (e)	EUR838	1,094

(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (b) (c) (d) (e)	EUR1,900	2,390

(EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026 (b) (c) (d) (e)	EUR3,100	4,091

2.63%, 11/16/2027 (c)	EUR3,600	4,944

WEPA Hygieneprodukte GmbH 2.88%, 12/15/2027 (c)	EUR900	1,099

ZF Europe Finance BV

2.00%, 2/23/2026 (c)	EUR1,400	1,672

2.50%, 10/23/2027 (c)	EUR1,700	2,062

ZF Finance GmbH 3.75%, 9/21/2028 (c)	EUR2,200	2,841

		91,515

Greece — 0.4%

Alpha Bank AE 2.50%, 2/5/2023 (c)	EUR 10,700	13,446

India — 0.1%

NTPC Ltd. 3.75%, 4/3/2024 (c)	2,540	2,691

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	49

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Indonesia — 0.3%

Indonesia Asahan Aluminium Persero PT

5.45%, 5/15/2030 (a)	2,380	2,727

6.76%, 11/15/2048 (c)	595	758

Pertamina Persero PT 3.65%, 7/30/2029 (a)	3,619	3,831

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara

4.13%, 5/15/2027 (c)	610	659

3.00%, 6/30/2030 (a)	2,940	2,907

4.00%, 6/30/2050 (c)	1,545	1,447

		12,329

Ireland — 0.8%

AerCap Ireland Capital DAC

5.00%, 10/1/2021	1,515	1,553

4.63%, 7/1/2022	3,765	3,942

AIB Group plc (EUR Swap Annual 5 Year + 5.70%), 5.25%, 10/9/2024 (b) (c) (d) (e)	EUR3,700	4,659

Avolon Holdings Funding Ltd.

3.95%, 7/1/2024 (a)	2,337	2,447

2.13%, 2/21/2026 (a)	810	781

4.25%, 4/15/2026 (a)	2,300	2,431

4.38%, 5/1/2026 (a)	1,075	1,141

eircom Finance DAC 3.50%, 5/15/2026 (c)	EUR 3,230	3,955

Park Aerospace Holdings Ltd. 5.50%, 2/15/2024 (a)	1,000	1,088

Smurfit Kappa Acquisitions ULC

2.75%, 2/1/2025 (c)	EUR500	654

2.88%, 1/15/2026 (c)	EUR1,950	2,600

Smurfit Kappa Treasury ULC 1.50%, 9/15/2027 (c)	EUR1,500	1,901

Virgin Media Vendor Financing Notes III DAC 4.88%, 7/15/2028 (a)	GBP689	986

		28,138

Israel — 0.2%

Leviathan Bond Ltd.

6.13%, 6/30/2025 (c)	2,229	2,432

6.50%, 6/30/2027 (c)	2,417	2,656

6.75%, 6/30/2030 (c)	1,390	1,522

		6,610

Italy — 1.7%

Atlantia SpA

1.63%, 2/3/2025 (c)	EUR900	1,089

1.88%, 7/13/2027 (c)	EUR1,600	1,934

Autostrade per l’Italia SpA

1.13%, 11/4/2021 (c)	EUR375	452

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Italy — continued

1.63%, 6/12/2023	EUR200	244

1.88%, 11/4/2025 (c)	EUR1,000	1,241

1.75%, 6/26/2026 (c)	EUR1,075	1,321

1.75%, 2/1/2027 (c)	EUR2,800	3,432

2.00%, 12/4/2028 (c)	EUR900	1,113

1.88%, 9/26/2029 (c)	EUR 1,900	2,327

Brunello Bidco SpA 3.50%, 2/15/2028 (a)	EUR268	321

Enel Finance International NV

3.63%, 5/25/2027 (a)	3,570	3,970

3.50%, 4/6/2028 (a)	3,665	4,035

Enel SpA (EUR Swap Annual 5 Year + 2.10%), 2.50%, 8/24/2023 (b) (c) (d) (e)	EUR2,188	2,742

Infrastrutture Wireless Italiane SpA 1.88%, 7/8/2026 (c)	EUR1,200	1,503

Intesa Sanpaolo SpA (EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (c) (d) (e)	EUR657	943

Leonardo SpA 4.88%, 3/24/2025	EUR2,300	3,173

Pro-Gest SpA 3.25%, 12/15/2024 (c)	EUR300	343

Rossini SARL 6.75%, 10/30/2025 (c)	EUR1,750	2,241

Saipem Finance International BV

3.75%, 9/8/2023 (c)	EUR700	899

2.63%, 1/7/2025 (c)	EUR500	621

Telecom Italia Capital SA

6.38%, 11/15/2033	2,124	2,509

6.00%, 9/30/2034	68	78

7.20%, 7/18/2036	1,300	1,667

Telecom Italia Finance SA 7.75%, 1/24/2033	EUR1,300	2,315

Telecom Italia SpA

3.25%, 1/16/2023 (c)	EUR300	381

3.00%, 9/30/2025 (c)	EUR1,900	2,459

3.63%, 5/25/2026 (c)	EUR5,350	7,127

2.38%, 10/12/2027 (c)	EUR1,200	1,506

UniCredit SpA (EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.87%, 6/3/2027 (b) (c) (d) (e)	EUR9,000	9,804

		61,790

Japan — 0.1%

Takeda Pharmaceutical Co. Ltd.

3.03%, 7/9/2040	1,220	1,225

3.18%, 7/9/2050	1,220	1,190

		2,415

Kazakhstan — 0.2%

KazMunayGas National Co. JSC 5.75%, 4/19/2047 (c)	6,430	7,597

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Kuwait — 0.1%

MEGlobal Canada ULC 5.00%, 5/18/2025 (a)	2,530	2,800

Luxembourg — 1.2%

Altice Financing SA 7.50%, 5/15/2026 (a)	1,825	1,907

Altice Finco SA 4.75%, 1/15/2028 (c)	EUR 2,225	2,583

Altice France Holding SA

8.00%, 5/15/2027 (a)	EUR 2,823	3,713

8.00%, 5/15/2027 (c)	EUR 2,450	3,222

4.00%, 2/15/2028 (c)	EUR 1,700	1,912

ArcelorMittal SA 1.75%, 11/19/2025 (c)	EUR 1,350	1,697

ARD Finance SA 5.00% (cash), 6/30/2027 (c) (g) (h)	EUR 1,421	1,773

INEOS Finance plc 3.38%, 3/31/2026 (a)	EUR 1,197	1,488

INEOS Group Holdings SA

5.38%, 8/1/2024 (c)	EUR 850	1,036

5.63%, 8/1/2024 (a)	500	508

Intelsat Jackson Holdings SA

5.50%, 8/1/2023 (i)	902	573

8.00%, 2/15/2024 (a) (f) (i)	743	767

8.50%, 10/15/2024 (a) (i)	2,785	1,810

Matterhorn Telecom SA 3.13%, 9/15/2026 (c)	EUR 1,924	2,294

Monitchem HoldCo 3 SA 5.25%, 3/15/2025 (c)	EUR 1,188	1,469

PLT VII Finance SARL 4.63%, 1/5/2026 (c)	EUR 1,123	1,405

SES SA (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022 (b) (c) (d) (e)	EUR 8,200	10,143

Summer BC Holdco A SARL 9.25%, 10/31/2027 (c)	EUR 1,838	2,390

Summer BC Holdco B SARL 5.75%, 10/31/2026 (c)	EUR 1,183	1,504

		42,194

Malaysia — 0.0% (j)

Petronas Capital Ltd. 4.55%, 4/21/2050 (a)	1,580	1,896

Mexico — 0.9%

America Movil SAB de CV 2.88%, 5/7/2030	2,500	2,619

Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (a) (b) (d) (e)	1,320	1,363

Banco Nacional de Comercio Exterior SNC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026 (a) (b)	1,900	1,899

BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.12%, 1/18/2033 (a) (b)	4,300	4,518

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mexico — continued

Cemex SAB de CV

5.20%, 9/17/2030 (c)	906	986

3.88%, 7/11/2031 (a)	5,331	5,321

Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	2,490	2,535

Grupo Bimbo SAB de CV 4.00%, 9/6/2049 (a)	1,277	1,307

Petroleos Mexicanos

6.75%, 9/21/2047	7,685	6,727

6.95%, 1/28/2060	7,095	6,241

		33,516

Morocco — 0.1%

OCP SA 6.88%, 4/25/2044 (c)	2,280	2,792

Netherlands — 1.0%

ABN AMRO Bank NV

4.75%, 7/28/2025 (a)	3,555	4,023

(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (b) (c) (d) (e)	EUR 4,900	6,230

Lincoln Financing SARL 3.63%, 4/1/2024 (c)	EUR560	681

Nouryon Holding BV 6.50%, 10/1/2026 (c)	EUR 2,375	2,985

OCI NV

3.13%, 11/1/2024 (c)	EUR454	557

3.63%, 10/15/2025 (a)	EUR700	880

Q-Park Holding I BV

1.50%, 3/1/2025 (c)	EUR275	315

2.00%, 3/1/2027 (c)	EUR375	426

Sigma Holdco BV 5.75%, 5/15/2026 (c)	EUR 2,743	3,218

Sunshine Mid BV 6.50%, 5/15/2026 (c)	EUR 2,800	3,480

Trivium Packaging Finance BV

3.75%, 8/15/2026 (c) (f)	EUR 1,500	1,851

5.50%, 8/15/2026 (a) (f)	200	209

8.50%, 8/15/2027 (a) (f)	200	214

United Group BV 4.88%, 7/1/2024 (c)	EUR600	736

UPC Holding BV 5.50%, 1/15/2028 (a)	200	206

UPCB Finance IV Ltd. 4.00%, 1/15/2027 (c)	EUR 1,094	1,344

UPCB Finance VII Ltd. 3.63%, 6/15/2029 (c)	EUR 2,166	2,667

Ziggo Bond Co. BV 3.38%, 2/28/2030 (c)	EUR 3,624	4,345

Ziggo BV

4.25%, 1/15/2027 (c)	EUR1,920	2,405

2.88%, 1/15/2030 (c)	EUR465	568

		37,340

Peru — 0.2%

Nexa Resources SA 5.38%, 5/4/2027 (c)	4,523	4,997

Southern Copper Corp. 5.88%, 4/23/2045	3,070	4,121

		9,118

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	51

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Portugal — 0.3%

EDP — Energias de Portugal SA (EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (b) (c)	EUR 3,200	3,822

EDP Finance BV 3.63%, 7/15/2024 (a)	6,630	7,189

		11,011

Qatar — 0.1%

ABQ Finance Ltd. 3.50%, 2/22/2022 (c)	2,600	2,661

Russia — 0.1%

Gazprom PJSC 3.25%, 2/25/2030 (c)	1,650	1,640

Lukoil Securities BV 3.88%, 5/6/2030 (c)	1,580	1,675

		3,315

Saudi Arabia — 0.3%

Saudi Arabian Oil Co.

1.63%, 11/24/2025 (a)	1,066	1,076

3.50%, 4/16/2029 (c)	2,440	2,648

3.25%, 11/24/2050 (a)	1,940	1,780

3.50%, 11/24/2070 (a)	6,092	5,468

		10,972

South Africa — 0.0% (j)

Liquid Telecommunications Financing plc 8.50%, 7/13/2022 (c)	1,357	1,381

Spain — 2.0%

Abertis Infraestructuras Finance BV (EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (b) (c) (d) (e)	EUR 1,800	2,215

AI Candelaria Spain SLU 7.50%, 12/15/2028 (c)	2,290	2,605

Banco Bilbao Vizcaya Argentaria SA

(EUR Swap Annual 5 Year + 9.18%), 8.88%, 4/14/2021 (b) (c) (d) (e)	EUR2,400	2,920

(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024 (b) (c) (d) (e)	EUR4,000	5,164

Banco de Sabadell SA 1.13%, 3/27/2025 (c)	EUR1,000	1,205

Bankia SA (EUR Swap Annual 5 Year + 6.22%), 6.37%, 9/19/2023 (b) (c) (d) (e)	EUR6,000	7,697

CaixaBank SA

(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (b) (c) (d) (e)	EUR4,000	5,267

(EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027 (b) (c)	EUR2,000	2,479

Cellnex Telecom SA 2.88%, 4/18/2025 (c)	EUR1,500	1,957

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Spain — continued

Cirsa Finance International SARL

6.25%, 12/20/2023 (c)	EUR739	887

4.75%, 5/22/2025 (c)	EUR200	231

ContourGlobal Power Holdings SA

3.13%, 1/1/2028 (c)	EUR600	736

3.13%, 1/1/2028 (a)	EUR472	579

eDreams ODIGEO SA 5.50%, 9/1/2023 (c)	EUR 1,550	1,813

Grifols SA

1.63%, 2/15/2025 (c)	EUR1,580	1,906

3.20%, 5/1/2025 (c)	EUR400	486

2.25%, 11/15/2027 (c)	EUR1,401	1,706

Grupo Antolin-Irausa SA

3.25%, 4/30/2024 (c)	EUR675	792

3.38%, 4/30/2026 (c)	EUR500	580

Iberdrola International BV

(EUR Swap Annual 5 Year + 2.06%), 2.62%, 3/26/2024 (b) (c) (d) (e)	EUR3,400	4,312

(EUR Swap Annual 5 Year + 2.97%), 3.25%, 11/12/2024 (b) (c) (d) (e)	EUR4,200	5,503

Lorca Telecom Bondco SA

4.00%, 9/18/2027 (c)	EUR1,200	1,513

4.00%, 9/18/2027 (a)	EUR691	871

Naturgy Finance BV (EUR Swap Annual 8 Year + 3.35%), 4.12%, 11/18/2022 (b) (c) (d) (e)	EUR1,000	1,267

Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (b) (c)	EUR3,250	4,274

Telefonica Emisiones SA

4.67%, 3/6/2038	930	1,066

5.21%, 3/8/2047	1,950	2,358

Telefonica Europe BV

(EUR Swap Annual 5 Year + 2.33%), 2.62%, 3/7/2023 (b) (c) (d) (e)	EUR3,400	4,171

Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (b) (c) (d) (e)	EUR2,700	3,351

(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024 (b) (c) (d) (e)	EUR2,900	3,914

(EUR Swap Annual 8 Year + 2.97%), 3.87%, 6/22/2026 (b) (c) (d) (e)	EUR500	644

		74,469

Sweden — 0.3%

Dometic Group AB 3.00%, 5/8/2026 (c)	EUR1,000	1,261

Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.69%), 6.25%, 3/1/2024 (b) (c) (d) (e)	600	655

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

Sweden — continued

Verisure Holding AB 3.88%, 7/15/2026 (c)	EUR	2,407	2,977

Verisure Midholding AB 5.25%, 2/15/2029 (a)	EUR	1,463	1,816

Volvo Car AB 2.00%, 1/24/2025 (c)	EUR	2,200	2,741

			9,450

Switzerland — 1.4%

Credit Suisse Group AG

(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023 (a) (b) (d) (e)		1,210	1,323

(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (b) (d) (e)		7,280	8,063

(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (b) (d) (e)		3,591	3,950

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026 (a) (b) (d) (e)		3,800	4,237

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (a) (b) (d) (e)		1,410	1,498

(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (b)		1,585	1,755

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.55%), 4.50%, 9/3/2030 (a) (b) (d) (e)		3,680	3,593

(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (b)		3,650	4,160

UBS Group AG

(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (b) (c) (d) (e)	EUR	4,950	6,191

(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024 (a) (b) (d) (e)		6,660	7,284

(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (b) (c) (d) (e)		5,030	5,759

(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (b) (c) (d) (e)		1,705	1,927

			49,740

Taiwan — 0.1%

Competition Team Technologies Ltd. 3.75%, 3/12/2024 (c)		2,490	2,685

Thailand — 0.1%

Thai Oil PCL 3.63%, 1/23/2023 (c)		2,510	2,613

United Arab Emirates — 0.2%

DP World Crescent Ltd. 4.85%, 9/26/2028 (c)		2,490	2,807

Fab Sukuk Co. Ltd.

3.88%, 1/22/2024 (c)		1,490	1,608

2.50%, 1/21/2025 (c)		929	973

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United Arab Emirates — continued

Mashreqbank PSC 4.25%, 2/26/2024 (c)		466	502

			5,890

United Kingdom — 3.2%

BAE Systems plc 3.00%, 9/15/2050 (a)		620	597

Barclays plc

(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (b) (d) (e)		294	319

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%, 12/15/2025 (b) (c) (d) (e)	GBP	2,000	3,009

4.84%, 5/9/2028		710	808

(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030 (b)		305	354

BAT Capital Corp.

3.56%, 8/15/2027		3,645	3,958

2.26%, 3/25/2028		4,150	4,151

4.39%, 8/15/2037		3,111	3,322

4.54%, 8/15/2047		2,655	2,723

Boparan Finance plc

7.63%, 11/30/2025 (a)	GBP	604	846

7.63%, 11/30/2025 (c)	GBP	200	280

BP Capital Markets plc

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (d) (e)		3,406	3,591

(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (b) (c) (d) (e)	EUR	5,700	7,255

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (d) (e)		5,995	6,436

British Telecommunications plc (EURIBOR ICE Swap Rate 5 Year + 2.13%), 1.87%, 8/18/2080 (b) (c)	EUR	300	357

CPUK Finance Ltd.

4.25%, 8/28/2022 (c)	GBP	517	718

4.88%, 8/28/2025 (c)	GBP	500	699

EC Finance plc 2.38%, 11/15/2022 (c)	EUR	750	869

eG Global Finance plc 4.38%, 2/7/2025 (c)	EUR	2,575	3,052

FCE Bank plc 1.13%, 2/10/2022 (c)	EUR	850	1,027

HSBC Holdings plc

(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (b) (d) (e)		3,836	4,199

(SOFR + 1.93%), 2.10%, 6/4/2026 (b)		5,690	5,867

(SOFR + 1.73%), 2.01%, 9/22/2028 (b)		2,500	2,512

4.95%, 3/31/2030		535	643

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	53

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

United Kingdom — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b) (d) (e)	1,192	1,198

Iceland Bondco plc 4.63%, 3/15/2025 (c)	GBP 1,875	2,597

INEOS Quattro Finance 1 plc 3.75%, 7/15/2026 (a)	EUR 367	450

INEOS Quattro Finance 2 plc 2.50%, 1/15/2026 (a)	EUR 454	547

INEOS Styrolution Group GmbH 2.25%, 1/16/2027 (c)	EUR 523	614

Jaguar Land Rover Automotive plc

5.88%, 11/15/2024 (c)	EUR 385	497

6.88%, 11/15/2026 (c)	EUR 906	1,222

Motion Finco SARL 7.00%, 5/15/2025 (c)	EUR 450	573

Nationwide Building Society (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.87%, 12/20/2024 (b) (c) (d) (e)	GBP 200	305

Natwest Group plc

(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (b) (d) (e)	2,000	2,065

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (b)	7,562	7,826

3.88%, 9/12/2023	830	896

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (d) (e)	3,650	4,042

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.12%, 5/12/2027 (b) (d) (e)	GBP 4,301	6,277

Pinnacle Bidco plc

5.50%, 2/15/2025 (a)	EUR 619	758

5.50%, 2/15/2025 (c)	EUR 250	306

RELX Finance BV 0.50%, 3/10/2028 (c)	EUR 1,400	1,704

Rolls-Royce plc

4.63%, 2/16/2026 (a)	EUR 551	711

5.75%, 10/15/2027 (a)	1,885	2,454

Santander UK Group Holdings plc 4.75%, 9/15/2025 (a)	1,520	1,700

Standard Chartered plc

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (b)	3,600	4,196

Synthomer plc 3.88%, 7/1/2025 (c)	EUR 1,458	1,822

Virgin Media Finance plc 3.75%, 7/15/2030 (c)	EUR 500	606

Virgin Media Secured Finance plc 5.00%, 4/15/2027 (c)	GBP 2,900	4,211

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — continued

Vodafone Group plc

5.25%, 5/30/2048	1,550	2,009

4.88%, 6/19/2049	1,649	2,025

4.25%, 9/17/2050	920	1,032

(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (b) (c)	EUR 2,200	2,757

Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080 (b) (c)	EUR 2,900	3,578

		116,570

United States — 26.9%

AbbVie, Inc.

3.60%, 5/14/2025	4,175	4,580

0.75%, 11/18/2027	EUR 1,300	1,604

3.20%, 11/21/2029	1,705	1,843

4.05%, 11/21/2039	2,415	2,774

4.70%, 5/14/2045	862	1,044

4.45%, 5/14/2046	3,245	3,820

4.25%, 11/21/2049	1,995	2,303

ACCO Brands Corp. 5.25%, 12/15/2024 (a)	1,470	1,507

Adient Global Holdings Ltd.

3.50%, 8/15/2024 (c)	EUR 2,125	2,609

4.88%, 8/15/2026 (a)	700	707

Adient US LLC

9.00%, 4/15/2025 (a)	590	653

7.00%, 5/15/2026 (a)	1,225	1,319

ADT Security Corp. (The) 4.13%, 6/15/2023	290	302

AES Corp. (The)

1.38%, 1/15/2026 (a)	3,770	3,728

2.45%, 1/15/2031 (a)	2,894	2,843

Air Lease Corp.

3.25%, 3/1/2025	1,400	1,482

2.88%, 1/15/2026	1,713	1,783

3.25%, 10/1/2029	4,550	4,693

Air Products and Chemicals, Inc. 2.05%, 5/15/2030	870	885

Albertsons Cos., Inc.

3.50%, 2/15/2023 (a)	300	308

5.75%, 3/15/2025	67	69

7.50%, 3/15/2026 (a)	100	110

4.63%, 1/15/2027 (a)	605	626

4.88%, 2/15/2030 (a)	425	440

Alcoa Nederland Holding BV

6.75%, 9/30/2024 (a)	350	363

5.50%, 12/15/2027 (a)	2,430	2,576

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

United States — continued

Alexander Funding Trust 1.84%, 11/15/2023 (a)	1,000	1,017

Alexandria Real Estate Equities, Inc. REIT, 1.88%, 2/1/2033	890	839

Allied Universal Holdco LLC

6.63%, 7/15/2026 (a)	93	98

9.75%, 7/15/2027 (a)	94	104

Allison Transmission, Inc.

4.75%, 10/1/2027 (a)	277	286

5.88%, 6/1/2029 (a)	980	1,058

Ally Financial, Inc. 5.75%, 11/20/2025	2,410	2,762

Altria Group, Inc.

1.70%, 6/15/2025	EUR 3,700	4,702

2.20%, 6/15/2027	EUR 3,300	4,304

4.80%, 2/14/2029	3,830	4,491

3.40%, 5/6/2030	750	803

Amazon.com, Inc. 2.70%, 6/3/2060	1,465	1,352

AMC Entertainment Holdings, Inc. 10.50%, 4/24/2026 (a)	456	474

Ameren Corp. 3.50%, 1/15/2031	2,750	3,056

American Axle & Manufacturing, Inc.

6.25%, 4/1/2025	1,503	1,548

6.25%, 3/15/2026	288	294

6.50%, 4/1/2027	1,780	1,859

6.88%, 7/1/2028	885	936

American Tower Corp.

REIT, 1.38%, 4/4/2025	EUR 2,170	2,728

REIT, 2.10%, 6/15/2030	3,740	3,668

REIT, 3.10%, 6/15/2050	2,870	2,716

American Woodmark Corp. 4.88%, 3/15/2026 (a)	1,425	1,451

AmeriGas Partners LP 5.50%, 5/20/2025	505	553

ANGI Group LLC 3.88%, 8/15/2028 (a)	1,688	1,726

Antero Midstream Partners LP 5.75%, 3/1/2027 (a)	100	100

Antero Resources Corp.

5.63%, 6/1/2023	1,175	1,176

8.38%, 7/15/2026 (a)	320	350

Apple, Inc.

3.85%, 5/4/2043	965	1,126

3.75%, 9/12/2047	3,650	4,158

Arches Buyer, Inc.

4.25%, 6/1/2028 (a)	470	474

6.13%, 12/1/2028 (a)	855	884

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

Arconic Corp.

6.00%, 5/15/2025 (a)	1,485	1,578

6.13%, 2/15/2028 (a)	685	723

Ardagh Metal Packaging Finance USA LLC

2.00%, 9/1/2028 (a)	990	1,195

3.00%, 9/1/2029 (a)	727	877

Ardagh Packaging Finance plc

6.00%, 2/15/2025 (a)	404	417

2.13%, 8/15/2026 (c)	EUR 1,885	2,292

4.13%, 8/15/2026 (a)	935	968

Ascend Learning LLC 6.88%, 8/1/2025 (a)	330	339

Ashland Services BV 2.00%, 1/30/2028 (c)	EUR 407	492

AT&T, Inc.

2.30%, 6/1/2027	1,380	1,430

2.25%, 2/1/2032	6,020	5,780

3.50%, 6/1/2041	2,620	2,632

3.55%, 9/15/2055 (a)	1,038	953

Avantor Funding, Inc.

3.88%, 7/15/2028 (c)	EUR 1,435	1,834

4.63%, 7/15/2028 (a)	736	767

Avis Budget Car Rental LLC

6.38%, 4/1/2024 (a)	925	938

5.25%, 3/15/2025 (a)	1,445	1,453

5.75%, 7/15/2027 (a)	264	273

5.38%, 3/1/2029 (a)	2,320	2,372

Ball Corp.

4.38%, 12/15/2023	EUR 1,525	2,031

1.50%, 3/15/2027	EUR 600	743

Bank of America Corp.

Series U, (ICE LIBOR USD 3 Month + 3.14%), 5.20%, 6/1/2023 (b) (d) (e)	1,660	1,724

Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (b) (d) (e)	1,636	1,820

Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (b) (d) (e)	235	261

Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (b) (d) (e)	3,314	3,805

(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	4,060	4,492

(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)	1,875	2,127

(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030 (b)	3,282	3,475

(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	6,260	6,066

(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	3,490	3,388

(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	1,965	1,905

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	55

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

United States — continued

Bank of New York Mellon Corp. (The)

Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025 (b) (d) (e)	921	994

Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026 (b) (d) (e)	3,060	3,121

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	725	803

8.50%, 1/31/2027 (a)	298	330

Bausch Health Cos., Inc.

7.00%, 3/15/2024 (a)	263	269

6.13%, 4/15/2025 (a)	3,500	3,584

5.50%, 11/1/2025 (a)	2,797	2,879

9.00%, 12/15/2025 (a)	643	700

5.75%, 8/15/2027 (a)	29	31

7.00%, 1/15/2028 (a)	227	246

5.00%, 1/30/2028 (a)	240	245

7.25%, 5/30/2029 (a)	252	279

5.25%, 1/30/2030 (a)	2,179	2,215

Becton Dickinson and Co.

1.40%, 5/24/2023	EUR 471	585

2.82%, 5/20/2030	3,965	4,183

3.79%, 5/20/2050	1,220	1,350

Becton Dickinson Euro Finance SARL 1.21%, 2/12/2036	EUR 856	1,034

Belden, Inc. 3.38%, 7/15/2027 (c)	EUR 3,000	3,677

Berry Global, Inc. 4.88%, 7/15/2026 (a)	1,284	1,371

Big River Steel LLC 6.63%, 1/31/2029 (a)	500	536

Biogen, Inc. 2.25%, 5/1/2030	1,120	1,121

Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	1,745	1,735

Boeing Co. (The)

4.88%, 5/1/2025	2,694	3,012

2.75%, 2/1/2026	2,770	2,869

5.04%, 5/1/2027	3,089	3,560

3.50%, 3/1/2039	2,500	2,434

5.71%, 5/1/2040	1,080	1,361

Boyd Gaming Corp. 6.38%, 4/1/2026	545	563

Boyne USA, Inc. 7.25%, 5/1/2025 (a)	1,316	1,369

BP Capital Markets America, Inc. 2.77%, 11/10/2050	1,160	1,026

Bristol-Myers Squibb Co.

3.40%, 7/26/2029	855	957

4.25%, 10/26/2049	1,195	1,455

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

Broadcom, Inc.

4.25%, 4/15/2026	2,105	2,361

2.45%, 2/15/2031 (a)	6,320	6,138

3.50%, 2/15/2041 (a)	1,458	1,453

3.75%, 2/15/2051 (a)	1,293	1,275

Buckeye Partners LP

4.13%, 12/1/2027	435	437

4.50%, 3/1/2028 (a)	140	142

BY Crown Parent LLC 4.25%, 1/31/2026 (a)	1,385	1,427

Caesars Resort Collection LLC

5.75%, 7/1/2025 (a)	467	491

5.25%, 10/15/2025 (a)	120	119

Callon Petroleum Co. 6.13%, 10/1/2024	221	192

Calpine Corp. 5.25%, 6/1/2026 (a)	543	559

Capital One Financial Corp. 3.50%, 6/15/2023	1,615	1,726

Carnival Corp.

1.88%, 11/7/2022	EUR 600	707

10.13%, 2/1/2026 (c)	EUR 1,521	2,136

Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	46	48

CCO Holdings LLC

5.75%, 2/15/2026 (a)	4,430	4,579

5.13%, 5/1/2027 (a)	5,845	6,123

5.88%, 5/1/2027 (a)	185	191

5.00%, 2/1/2028 (a)	1,405	1,472

5.38%, 6/1/2029 (a)	198	213

4.75%, 3/1/2030 (a)	2,808	2,931

4.25%, 2/1/2031 (a)	2,422	2,452

CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	1,875	1,992

CDK Global, Inc. 5.25%, 5/15/2029 (a)	712	766

CDW LLC

4.25%, 4/1/2028	3,811	3,955

3.25%, 2/15/2029	293	288

Cedar Fair LP

5.50%, 5/1/2025 (a)	1,600	1,677

5.25%, 7/15/2029	233	234

Centene Corp.

4.25%, 12/15/2027	857	892

4.63%, 12/15/2029	3,680	3,971

CenterPoint Energy, Inc. 2.95%, 3/1/2030	5,863	6,150

Central Garden & Pet Co. 4.13%, 10/15/2030	2,445	2,539

Charles Schwab Corp. (The) Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (d) (e)	5,580	5,601

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

United States — continued

Charter Communications Operating LLC

3.50%, 6/1/2041	1,260	1,218

5.38%, 5/1/2047	2,844	3,343

4.80%, 3/1/2050	1,725	1,897

3.70%, 4/1/2051	3,055	2,906

Chemours Co. (The)

7.00%, 5/15/2025	1,965	2,026

5.38%, 5/15/2027	160	168

5.75%, 11/15/2028 (a)	290	297

Cheniere Energy Partners LP

5.25%, 10/1/2025	54	56

5.63%, 10/1/2026	54	56

Chevron Corp. 2.24%, 5/11/2030	1,860	1,903

Chevron USA, Inc.

3.85%, 1/15/2028	4,468	5,101

2.34%, 8/12/2050	3,342	2,893

Cigna Corp.

4.38%, 10/15/2028	1,389	1,620

3.40%, 3/15/2050	1,035	1,055

Cinemark USA, Inc.

5.13%, 12/15/2022	210	208

8.75%, 5/1/2025 (a)	540	587

CIT Group, Inc.

4.75%, 2/16/2024	2	2

5.25%, 3/7/2025	168	191

Citigroup, Inc.

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	1,265	1,307

Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (b) (d) (e)	4,288	4,529

Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (b) (d) (e)	230	232

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (d) (e)	1,715	1,861

Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (d) (e)	4,621	4,667

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (d) (e)	7,042	7,007

(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	3,415	3,833

(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	5,950	6,922

Clarios Global LP 6.25%, 5/15/2026 (a)	850	905

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	1,510	1,533

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

Clear Channel Worldwide Holdings, Inc.

9.25%, 2/15/2024	1,866	1,943

5.13%, 8/15/2027 (a)	2,074	2,107

Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	1,488	1,456

Clorox Co. (The) 1.80%, 5/15/2030	460	453

Cogent Communications Group, Inc. 4.38%, 6/30/2024 (c)	EUR 850	1,050

Colfax Corp.

6.00%, 2/15/2024 (a)	460	474

6.38%, 2/15/2026 (a)	83	89

Comcast Corp.

3.75%, 4/1/2040	2,531	2,857

4.60%, 8/15/2045	2,310	2,893

3.40%, 7/15/2046	4,515	4,752

2.80%, 1/15/2051	2,199	2,059

CommScope Technologies LLC

6.00%, 6/15/2025 (a)	1,208	1,228

5.00%, 3/15/2027 (a)	142	139

CommScope, Inc. 6.00%, 3/1/2026 (a)	1,470	1,545

Community Health Systems, Inc.

8.00%, 3/15/2026 (a)	1,877	2,004

4.75%, 2/15/2031 (a)	1,275	1,250

Comstock Resources, Inc.

7.50%, 5/15/2025 (a)	828	863

9.75%, 8/15/2026	850	928

6.75%, 3/1/2029 (a)	783	812

ConocoPhillips 3.75%, 10/1/2027 (c)	1,123	1,266

Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	288	268

Constellium SE

6.63%, 3/1/2025 (a)	545	555

4.25%, 2/15/2026 (c)	EUR641	788

5.63%, 6/15/2028 (a)	600	634

Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	1,345	1,169

Coty, Inc. 4.00%, 4/15/2023 (c)	EUR 1,184	1,386

Crestwood Midstream Partners LP

5.75%, 4/1/2025	910	915

5.63%, 5/1/2027 (a)	100	99

Crown Americas LLC 4.75%, 2/1/2026	274	284

Crown Castle International Corp.

REIT, 3.30%, 7/1/2030	260	279

REIT, 4.15%, 7/1/2050	345	379

Crown European Holdings SA

2.63%, 9/30/2024 (c)	EUR2,350	2,977

3.38%, 5/15/2025 (c)	EUR500	651

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	57

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued

United States — continued

CSC Holdings LLC

5.50%, 5/15/2026 (a)		1,050	1,087

6.50%, 2/1/2029 (a)		1,580	1,747

CSX Corp. 2.40%, 2/15/2030		2,360	2,451

Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)		908	915

CVR Partners LP 9.25%, 6/15/2023 (a)		1,715	1,741

CVS Health Corp.

4.30%, 3/25/2028		897	1,032

4.13%, 4/1/2040		4,035	4,588

2.70%, 8/21/2040		3,480	3,304

Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)		720	747

DaVita, Inc. 3.75%, 2/15/2031 (a)		648	618

DCP Midstream Operating LP

3.88%, 3/15/2023		580	597

6.75%, 9/15/2037 (a)		535	602

Deere & Co.

3.10%, 4/15/2030		4,090	4,493

3.75%, 4/15/2050		210	247

Delek Logistics Partners LP 6.75%, 5/15/2025		429	425

Dell International LLC

6.02%, 6/15/2026 (a)		10,415	12,484

6.10%, 7/15/2027 (a)		311	381

5.30%, 10/1/2029 (a)		2,032	2,415

6.20%, 7/15/2030 (a)		2,068	2,628

Delta Air Lines, Inc. 4.75%, 10/20/2028 (a)		605	672

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)		573	405

Diebold Nixdorf Dutch Holding BV 9.00%, 7/15/2025 (c)	EUR	1,425	1,900

Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)		850	950

Discovery Communications LLC 4.65%, 5/15/2050		1,620	1,878

DISH DBS Corp.

6.75%, 6/1/2021		754	762

5.88%, 7/15/2022		425	443

5.00%, 3/15/2023		954	983

5.88%, 11/15/2024		4,545	4,756

7.75%, 7/1/2026		580	638

Dole Food Co., Inc. 7.25%, 6/15/2025 (a)		283	289

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)		957	976

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United States — continued

Edgewell Personal Care Co.

5.50%, 6/1/2028 (a)		2,281	2,421

4.13%, 4/1/2029 (a)		2,580	2,570

Edison International 3.55%, 11/15/2024		2,140	2,317

Embarq Corp. 8.00%, 6/1/2036		590	701

Encompass Health Corp.

5.75%, 9/15/2025		650	673

4.50%, 2/1/2028		642	668

4.75%, 2/1/2030		300	317

Endo Dac

9.50%, 7/31/2027 (a)		223	251

6.00%, 6/30/2028 (a)		308	271

Energizer Gamma Acquisition BV 4.63%, 7/15/2026 (c)	EUR	1,317	1,635

Energizer Holdings, Inc.

4.75%, 6/15/2028 (a)		2,487	2,542

4.38%, 3/31/2029 (a)		2,245	2,240

Energy Transfer Operating LP

5.25%, 4/15/2029		1,125	1,305

3.75%, 5/15/2030		804	850

EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (b) (d) (e)		140	83

Entegris, Inc.

4.63%, 2/10/2026 (a)		1,090	1,125

4.38%, 4/15/2028 (a)		200	210

Entercom Media Corp.

7.25%, 11/1/2024 (a)		350	354

6.50%, 5/1/2027 (a)		416	425

Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)		1,040	1,174

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)		258	184

EQM Midstream Partners LP

4.00%, 8/1/2024		926	935

6.00%, 7/1/2025 (a)		95	100

4.50%, 1/15/2029 (a)		2,165	2,099

EQT Corp. 3.90%, 10/1/2027		1,175	1,219

ESH Hospitality, Inc.

REIT, 5.25%, 5/1/2025 (a)		1,268	1,293

REIT, 4.63%, 10/1/2027 (a)		100	101

Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030		1,974	2,027

Exela Intermediate LLC 10.00%, 7/15/2023 (a)		994	321

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

United States — continued

Exxon Mobil Corp. 3.00%, 8/16/2039	3,735	3,752

Fidelity National Information Services, Inc. 2.25%, 3/1/2031	1,990	1,978

Ford Motor Co. 9.00%, 4/22/2025	2,250	2,722

Ford Motor Credit Co. LLC

3.02%, 3/6/2024	EUR 2,500	3,133

2.75%, 6/14/2024	GBP 946	1,330

1.36%, 2/7/2025	EUR 1,375	1,638

5.13%, 6/16/2025	2,965	3,202

3.25%, 9/15/2025	EUR 1,000	1,278

4.39%, 1/8/2026	500	528

4.54%, 8/1/2026	785	838

4.27%, 1/9/2027	685	724

Freeport-McMoRan, Inc.

4.38%, 8/1/2028	373	397

5.40%, 11/14/2034	1,105	1,369

Frontier Communications Corp. 5.88%, 10/15/2027 (a)	1,430	1,530

Gartner, Inc.

4.50%, 7/1/2028 (a)	2,075	2,179

3.75%, 10/1/2030 (a)	845	855

GCI LLC 4.75%, 10/15/2028 (a)	2,310	2,388

GE Capital International Funding Co. Unlimited Co.

3.37%, 11/15/2025	4,315	4,708

4.42%, 11/15/2035	8,270	9,445

General Electric Co.

5.25%, 12/7/2028	GBP 1,100	1,888

4.13%, 10/9/2042	2,160	2,384

General Motors Co.

6.13%, 10/1/2025	382	455

5.15%, 4/1/2038	1,600	1,913

5.20%, 4/1/2045	395	471

General Motors Financial Co., Inc. 3.95%, 4/13/2024	725	788

Genesis Energy LP 7.75%, 2/1/2028	544	537

GEO Group, Inc. (The) REIT, 5.88%, 10/15/2024	965	753

Gilead Sciences, Inc.

1.65%, 10/1/2030	2,440	2,346

2.60%, 10/1/2040	2,795	2,648

2.80%, 10/1/2050	4,050	3,739

Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	2,054	2,157

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

Goldman Sachs Group, Inc. (The)

3.50%, 4/1/2025	2,830	3,095

4.25%, 10/21/2025	1,815	2,047

3.50%, 11/16/2026	6,460	7,115

3.85%, 1/26/2027	3,770	4,210

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	20	22

(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	2,665	3,082

Goodyear Tire & Rubber Co. (The) 4.88%, 3/15/2027	188	196

Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	680	735

Graphic Packaging International LLC 3.50%, 3/15/2028 (a)	573	588

Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	810	828

Gray Television, Inc.

5.88%, 7/15/2026 (a)	400	414

7.00%, 5/15/2027 (a)	373	408

Griffon Corp. 5.75%, 3/1/2028	2,160	2,268

Gulfport Energy Corp.

6.00%, 10/15/2024 (i)	496	455

6.38%, 1/15/2026 (i)	126	115

HCA, Inc.

5.38%, 2/1/2025	5,855	6,565

5.88%, 2/15/2026	4,469	5,166

4.50%, 2/15/2027	1,840	2,103

5.25%, 6/15/2049	1,190	1,492

Healthcare Trust of America Holdings LP REIT, 2.00%, 3/15/2031	2,150	2,075

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	2,770	2,915

Hertz Corp. (The)

7.63%, 6/1/2022 (a) (i)	680	707

5.50%, 10/15/2024 (a) (i)	1,600	1,202

7.13%, 8/1/2026 (a) (i)	265	200

6.00%, 1/15/2028 (a) (i)	685	516

Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	720	751

Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	654	705

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	215	224

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,611	1,675

Howmet Aerospace, Inc.

5.13%, 10/1/2024	622	676

5.90%, 2/1/2027	920	1,051

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	59

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

United States — continued

6.75%, 1/15/2028	83	99

Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,413	1,577

Hyundai Capital America

1.30%, 1/8/2026 (a)	1,430	1,411

3.50%, 11/2/2026 (c)	2,600	2,816

iHeartCommunications, Inc.

6.38%, 5/1/2026	1,120	1,185

8.38%, 5/1/2027	1,908	2,023

5.25%, 8/15/2027 (a)	1,140	1,168

ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.23%, 12/21/2065 (a) (b)	500	405

ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.48%, 12/21/2065 (a) (b)	535	446

International Game Technology plc

6.25%, 2/15/2022 (a)	991	1,010

4.75%, 2/15/2023 (c)	EUR 1,100	1,380

3.50%, 7/15/2024 (c)	EUR 1,400	1,740

6.50%, 2/15/2025 (a)	200	221

2.38%, 4/15/2028 (c)	EUR 1,142	1,335

IQVIA, Inc.

2.88%, 9/15/2025 (c)	EUR 325	396

1.75%, 3/15/2026 (a)	EUR 756	916

5.00%, 10/15/2026 (a)	1,390	1,438

5.00%, 5/15/2027 (a)	1,355	1,418

2.88%, 6/15/2028 (c)	EUR 2,699	3,350

2.25%, 3/15/2029 (a)	EUR 480	578

Iron Mountain, Inc.

REIT, 4.88%, 9/15/2027 (a)	287	299

REIT, 5.25%, 3/15/2028 (a)	297	311

ITC Holdings Corp. 2.95%, 5/14/2030 (a)	8,165	8,615

JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	36	38

JBS USA LUX SA

6.75%, 2/15/2028 (a)	372	407

6.50%, 4/15/2029 (a)	298	336

JELD-WEN, Inc. 6.25%, 5/15/2025 (a)	500	534

Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,000	1,031

Kraft Heinz Foods Co. 2.25%, 5/25/2028 (c)	EUR 700	926

L Brands, Inc. 7.50%, 6/15/2029	196	221

L3Harris Technologies, Inc. 4.85%, 4/27/2035	2,510	3,150

LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	2,175	2,333

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

United States — continued

Ladder Capital Finance Holdings LLLP

REIT, 5.25%, 3/15/2022 (a)		236	237

REIT, 5.25%, 10/1/2025 (a)		233	232

Lamar Media Corp. 4.00%, 2/15/2030		185	189

Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)		1,510	1,565

Level 3 Financing, Inc.

5.38%, 5/1/2025		1,231	1,263

5.25%, 3/15/2026		38	39

4.63%, 9/15/2027 (a)		1,925	1,992

Live Nation Entertainment, Inc.

4.88%, 11/1/2024 (a)		1,670	1,689

4.75%, 10/15/2027 (a)		1,015	1,026

3.75%, 1/15/2028 (a)		100	100

LKQ European Holdings BV 3.63%, 4/1/2026 (c)	EUR	1,449	1,775

Lumen Technologies, Inc.

Series W, 6.75%, 12/1/2023		285	316

Series Y, 7.50%, 4/1/2024		915	1,027

5.63%, 4/1/2025		79	85

5.13%, 12/15/2026 (a)		1,930	2,012

4.00%, 2/15/2027 (a)		260	266

Series G, 6.88%, 1/15/2028		184	207

Macy’s, Inc. 8.38%, 6/15/2025 (a)		155	171

Mallinckrodt International Finance SA 5.50%, 4/15/2025 (a) (i)		1,135	587

Marriott International, Inc. 4.63%, 6/15/2030		675	769

Marriott Ownership Resorts, Inc.

6.50%, 9/15/2026		437	455

4.75%, 1/15/2028		15	15

Masonite International Corp. 5.38%, 2/1/2028 (a)		75	79

Mattel, Inc.

3.15%, 3/15/2023		243	246

6.75%, 12/31/2025 (a)		1,764	1,854

Mauser Packaging Solutions Holding Co.

5.50%, 4/15/2024 (a)		570	573

7.25%, 4/15/2025 (a)		630	622

Meredith Corp.

6.50%, 7/1/2025 (a)		130	138

6.88%, 2/1/2026		1,650	1,684

MetLife, Inc.

6.40%, 12/15/2036		435	554

9.25%, 4/8/2038 (a)		2,690	4,094

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

United States — continued

MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027	258	292

MGM Resorts International

6.00%, 3/15/2023	3,460	3,689

4.63%, 9/1/2026	307	322

Microchip Technology, Inc.

4.25%, 9/1/2025 (a)	3,610	3,788

Molina Healthcare, Inc. 3.88%, 11/15/2030 (a)	800	838

Morgan Stanley

Series J, (ICE LIBOR USD 3 Month + 3.81%), 4.05%, 4/15/2021 (b) (d) (e)	4,145	4,147

(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	2,015	2,142

(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	3,930	4,085

(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	4,790	5,337

(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)	3,985	4,652

MPLX LP

4.13%, 3/1/2027	905	1,014

4.00%, 3/15/2028	1,245	1,391

MTS Systems Corp. 5.75%, 8/15/2027 (a)	174	189

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	345	306

Navient Corp. 5.00%, 3/15/2027	385	377

NCR Corp.

5.75%, 9/1/2027 (a)	955	997

5.00%, 10/1/2028 (a)	255	259

6.13%, 9/1/2029 (a)	2,290	2,450

Netflix, Inc.

3.00%, 6/15/2025 (c)	EUR671	875

4.38%, 11/15/2026	92	103

4.88%, 4/15/2028	2,665	3,034

5.88%, 11/15/2028	375	450

4.63%, 5/15/2029	EUR 2,700	4,037

3.88%, 11/15/2029 (c)	EUR1,650	2,370

5.38%, 11/15/2029 (a)	180	213

3.63%, 6/15/2030 (c)	EUR1,000	1,415

4.88%, 6/15/2030 (a)	272	313

New Albertsons LP

7.45%, 8/1/2029	197	234

8.00%, 5/1/2031	480	600

Newell Brands, Inc.

4.70%, 4/1/2026 (f)	1,625	1,802

6.00%, 4/1/2046 (f)	300	388

Nexstar Broadcasting, Inc.

5.63%, 7/15/2027 (a)	912	963

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

4.75%, 11/1/2028 (a)	760	776

NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	2,499	2,523

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	562	579

Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	326	334

Nielsen Finance LLC 5.00%, 4/15/2022 (a)	470	471

NIKE, Inc. 3.38%, 3/27/2050	1,250	1,368

Novelis Corp.

5.88%, 9/30/2026 (a)	255	266

4.75%, 1/30/2030 (a)	615	641

NRG Energy, Inc.

6.63%, 1/15/2027	1,018	1,059

5.75%, 1/15/2028	200	212

Nuance Communications, Inc. 5.63%, 12/15/2026	1,883	1,972

Occidental Petroleum Corp.

3.50%, 6/15/2025	1,005	989

8.88%, 7/15/2030	1,005	1,285

6.63%, 9/1/2030	770	876

OI European Group BV

4.00%, 3/15/2023 (a)	190	194

3.13%, 11/15/2024 (c)	EUR 1,400	1,747

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,749	2,873

OneMain Finance Corp.

5.63%, 3/15/2023	625	664

7.13%, 3/15/2026	1,187	1,371

4.00%, 9/15/2030	1,490	1,446

Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	175	178

Owens-Brockway Glass Container, Inc.

5.38%, 1/15/2025 (a)	241	260

6.63%, 5/13/2027 (a)	790	847

Pacific Gas and Electric Co.

4.25%, 8/1/2023	2,284	2,447

3.45%, 7/1/2025	3,588	3,855

2.95%, 3/1/2026	1,006	1,055

3.30%, 3/15/2027	2,352	2,504

4.65%, 8/1/2028	4,230	4,728

4.55%, 7/1/2030	1,280	1,428

4.60%, 6/15/2043	1,853	1,940

4.75%, 2/15/2044	1,389	1,479

4.25%, 3/15/2046	425	427

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	61

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

United States — continued

4.00%, 12/1/2046	1,150	1,118

3.95%, 12/1/2047	885	857

PacifiCorp 3.30%, 3/15/2051	1,760	1,821

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	248	267

PBF Holding Co. LLC 6.00%, 2/15/2028	475	302

Penske Automotive Group, Inc. 5.50%, 5/15/2026	520	536

Performance Food Group, Inc.

6.88%, 5/1/2025 (a)	200	214

5.50%, 10/15/2027 (a)	209	219

PetSmart, Inc.

7.13%, 3/15/2023 (a)	1,390	1,393

4.75%, 2/15/2028 (a)	1,370	1,417

7.75%, 2/15/2029 (a)	1,000	1,072

Pfizer, Inc.

2.55%, 5/28/2040	890	879

2.70%, 5/28/2050	1,750	1,669

Philip Morris International, Inc. 2.10%, 5/1/2030	860	857

Phillips 66 2.15%, 12/15/2030	1,037	1,010

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,765	1,893

Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	702	716

5.88%, 9/30/2027 (a)	305	327

Plantronics, Inc.

5.50%, 5/31/2023 (a)	450	453

4.75%, 3/1/2029 (a)	1,120	1,117

Post Holdings, Inc.

5.00%, 8/15/2026 (a)	18	19

5.75%, 3/1/2027 (a)	500	524

5.50%, 12/15/2029 (a)	1,409	1,516

Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	2,806	2,925

Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,270	1,329

PTC, Inc. 4.00%, 2/15/2028 (a)	315	324

QEP Resources, Inc.

5.38%, 10/1/2022	353	368

5.63%, 3/1/2026	97	109

Quicken Loans LLC 3.63%, 3/1/2029 (a)	540	535

Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	925	947

Range Resources Corp. 8.25%, 1/15/2029 (a)	340	365

Raytheon Technologies Corp.

3.50%, 3/15/2027	6,830	7,593

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

4.13%, 11/16/2028	2,620	3,021

3.75%, 11/1/2046	1,880	2,058

RBS Global, Inc. 4.88%, 12/15/2025 (a)	770	790

Realty Income Corp. REIT, 3.00%, 1/15/2027	1,785	1,938

Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	900	897

RHP Hotel Properties LP

REIT, 4.75%, 10/15/2027	1,499	1,520

REIT, 4.50%, 2/15/2029 (a)	755	746

Rite Aid Corp.

7.50%, 7/1/2025 (a)	1,264	1,324

8.00%, 11/15/2026 (a)	638	672

Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	358	409

Sabre GLBL, Inc. 7.38%, 9/1/2025 (a)	975	1,056

SBA Communications Corp.

REIT, 4.88%, 9/1/2024	330	338

REIT, 3.88%, 2/15/2027	1,200	1,244

REIT, 3.13%, 2/1/2029 (a)	1,520	1,479

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	458	471

Scotts Miracle-Gro Co. (The)

5.25%, 12/15/2026	1,195	1,252

4.50%, 10/15/2029	1,285	1,362

Scripps Escrow II, Inc.

3.88%, 1/15/2029 (a)	515	506

5.38%, 1/15/2031 (a)	100	101

Sempra Energy 3.80%, 2/1/2038	1,865	2,062

Sensata Technologies BV 5.00%, 10/1/2025 (a)	129	142

Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	2,065	2,132

Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	286	287

Service Corp. International

5.13%, 6/1/2029	325	351

3.38%, 8/15/2030	302	297

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	3,000	3,283

Silgan Holdings, Inc.

3.25%, 3/15/2025	EUR 2,100	2,548

2.25%, 6/1/2028	EUR 333	407

Sirius XM Radio, Inc.

4.63%, 7/15/2024 (a)	183	188

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

United States — continued

5.38%, 7/15/2026 (a)	145	150

5.00%, 8/1/2027 (a)	1,552	1,616

5.50%, 7/1/2029 (a)	251	272

4.13%, 7/1/2030 (a)	940	949

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	625	626

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	984	1,061

SM Energy Co. 5.00%, 1/15/2024	56	53

Southern California Edison Co.

Series A, 4.20%, 3/1/2029	2,217	2,547

Series 13-A, 3.90%, 3/15/2043	564	597

Series C, 4.13%, 3/1/2048	975	1,072

3.65%, 2/1/2050	1,513	1,555

Southwestern Energy Co.

6.45%, 1/23/2025 (f)	1,080	1,134

8.38%, 9/15/2028	630	697

Spectrum Brands, Inc.

5.75%, 7/15/2025	1,385	1,426

4.00%, 10/1/2026 (c)	EUR 1,450	1,796

5.00%, 10/1/2029 (a)	1,550	1,651

5.50%, 7/15/2030 (a)	2,031	2,189

3.88%, 3/15/2031 (a)	1,745	1,725

Sprint Capital Corp. 8.75%, 3/15/2032	1,686	2,509

Sprint Corp.

7.88%, 9/15/2023	4,006	4,625

7.63%, 2/15/2025	4,080	4,855

7.63%, 3/1/2026	756	929

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	2,645	2,794

Standard Industries, Inc.

5.00%, 2/15/2027 (a)	34	35

4.75%, 1/15/2028 (a)	2,400	2,490

Staples, Inc.

7.50%, 4/15/2026 (a)	1,975	1,979

10.75%, 4/15/2027 (a)	1,210	1,156

Station Casinos LLC 5.00%, 10/1/2025 (a)	200	202

Stellantis NV 3.88%, 1/5/2026 (c)	EUR 550	761

4.50%, 7/7/2028 (c)	EUR 700	1,044

Summit Materials LLC 5.13%, 6/1/2025 (a)	436	443

Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	2,010	2,161

Switch Ltd. 3.75%, 9/15/2028 (a)	1,645	1,676

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

Sysco Corp. 3.30%, 2/15/2050	1,910	1,887

Tallgrass Energy Partners LP

7.50%, 10/1/2025 (a)	672	716

6.00%, 12/31/2030 (a)	600	597

Targa Resources Partners LP

5.00%, 1/15/2028	1,272	1,325

4.00%, 1/15/2032 (a)	1,300	1,274

TEGNA, Inc. 4.63%, 3/15/2028 (a)	505	517

Tempur Sealy International, Inc. 5.50%, 6/15/2026	1,520	1,572

Tenet Healthcare Corp.

6.75%, 6/15/2023	1,400	1,512

4.63%, 9/1/2024 (a)	89	91

5.13%, 5/1/2025	400	402

4.88%, 1/1/2026 (a)	4,850	5,013

5.13%, 11/1/2027 (a)	332	348

Tenneco, Inc. 5.00%, 7/15/2026	590	554

Terex Corp. 5.63%, 2/1/2025 (a)	1,142	1,172

TerraForm Power Operating LLC

4.25%, 1/31/2023 (a)	344	351

5.00%, 1/31/2028 (a)	260	287

Texas Competitive Electric Holdings Co. LLC

8.50%, 10/1/2021 ‡ (i)	250	1

8.50%, 12/1/2021 ‡ (i)	125	—	(k)

T-Mobile USA, Inc.

5.13%, 4/15/2025	162	165

6.50%, 1/15/2026	207	214

4.50%, 2/1/2026	1,625	1,661

3.75%, 4/15/2027 (a)	6,130	6,752

4.75%, 2/1/2028	1,515	1,602

3.88%, 4/15/2030 (a)	3,125	3,436

4.50%, 4/15/2050 (a)	1,790	1,989

TransDigm, Inc. 6.25%, 3/15/2026 (a)	488	514

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	178	170

Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	126	118

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	146	141

Transocean, Inc. 11.50%, 1/30/2027 (a)	193	158

Travel + Leisure Co.

4.25%, 3/1/2022	18	18

6.60%, 10/1/2025 (f)	243	273

6.00%, 4/1/2027 (f)	99	110

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	63

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

United States — continued

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	946	959

TripAdvisor, Inc.

7.00%, 7/15/2025 (a)	1,505	1,620

Triumph Group, Inc.

7.75%, 8/15/2025	715	694

Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (b) (d) (e)	2,640	2,883

UGI International LLC

3.25%, 11/1/2025 (c)	EUR 1,921	2,365

United Rentals North America, Inc.

5.88%, 9/15/2026	1,565	1,645

5.50%, 5/15/2027	2,645	2,797

3.88%, 2/15/2031	438	448

United States Cellular Corp.

6.70%, 12/15/2033	2,794	3,462

United States Steel Corp.

12.00%, 6/1/2025 (a)	435	522

6.88%, 3/1/2029	525	515

Vail Resorts, Inc.

6.25%, 5/15/2025 (a)	2,800	2,990

Verizon Communications, Inc.

4.86%, 8/21/2046	2,940	3,627

2.88%, 11/20/2050	1,510	1,372

ViacomCBS, Inc.

4.38%, 3/15/2043	2,020	2,284

VICI Properties LP

REIT, 3.50%, 2/15/2025 (a)	220	223

REIT, 4.25%, 12/1/2026 (a)	893	921

REIT, 3.75%, 2/15/2027 (a)	240	244

REIT, 4.63%, 12/1/2029 (a)	614	644

REIT, 4.13%, 8/15/2030 (a)	245	255

Vista Outdoor, Inc.

5.88%, 10/1/2023	1,860	1,889

4.50%, 3/15/2029 (a)	2,860	2,836

Vistra Operations Co. LLC

5.50%, 9/1/2026 (a)	332	344

3.70%, 1/30/2027 (a)	5,300	5,743

5.63%, 2/15/2027 (a)	820	857

Wabash National Corp.

5.50%, 10/1/2025 (a)	1,140	1,161

Welbilt, Inc.

9.50%, 2/15/2024	295	302

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

Wells Fargo & Co.

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (d) (e)	4,790	4,772

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)	7,030	7,651

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	3,320	3,676

(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031 (b)	4,205	4,353

4.90%, 11/17/2045	1,210	1,500

WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	1,150	1,244

William Carter Co. (The) 5.63%, 3/15/2027 (a)	752	792

WMG Acquisition Corp.

5.50%, 4/15/2026 (a)	296	304

3.63%, 10/15/2026 (c)	EUR 1,350	1,671

3.00%, 2/15/2031 (a)	1,306	1,255

Wolverine Escrow LLC

9.00%, 11/15/2026 (a)	1,267	1,248

WP Carey, Inc.

REIT, 2.40%, 2/1/2031	580	581

WPX Energy, Inc.

8.25%, 8/1/2023	583	671

5.75%, 6/1/2026	373	392

5.88%, 6/15/2028	675	739

Wynn Las Vegas LLC

5.50%, 3/1/2025 (a)	1,875	1,988

Wynn Resorts Finance LLC

5.13%, 10/1/2029 (a)	374	394

Xcel Energy, Inc.

3.40%, 6/1/2030	840	921

XPO Logistics, Inc.

6.13%, 9/1/2023 (a)	484	492

6.75%, 8/15/2024 (a)	592	621

Zayo Group Holdings, Inc.

4.00%, 3/1/2027 (a)	688	685

Zoetis, Inc.

2.00%, 5/15/2030	1,840	1,816

3.00%, 5/15/2050	710	703

		972,657

Total Corporate Bonds (Cost $1,800,794)		1,873,549

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 20.1%

Angola — 0.1%

Republic of Angola 8.00%, 11/26/2029 (c)	3,420	3,330

Bahrain — 0.3%

Kingdom of Bahrain

5.45%, 9/16/2032 (a)	4,812	4,782

6.00%, 9/19/2044 (c)	5,641	5,400

7.50%, 9/20/2047 (c)	2,297	2,469

		12,651

China — 2.0%

People’s Republic of China 3.27%, 11/19/2030	CNY 465,000	71,613

Colombia — 0.7%

Republic of Colombia

3.13%, 4/15/2031	3,460	3,428

5.00%, 6/15/2045	4,620	4,974

4.13%, 5/15/2051	2,043	1,957

Titulos de Tesoreria

7.00%, 6/30/2032	COP 47,468,100	13,657

		24,016

Czech Republic — 0.3%

Czech Republic

2.00%, 10/13/2033	CZK 260,690	12,364

Dominican Republic — 0.5%

Dominican Republic Government Bond

6.88%, 1/29/2026 (a)	2,390	2,784

9.75%, 6/5/2026 (a)	DOP 192,300	3,570

4.88%, 9/23/2032 (a)	4,140	4,197

6.85%, 1/27/2045 (c)	1,680	1,861

6.40%, 6/5/2049 (c)	1,068	1,126

5.88%, 1/30/2060 (a)	5,927	5,735

		19,273

Egypt — 0.6%

Arab Republic of Egypt

5.75%, 5/29/2024 (a)	2,260	2,388

7.60%, 3/1/2029 (a)	3,830	4,215

5.88%, 2/16/2031 (a)	5,106	4,889

7.05%, 1/15/2032 (a)	1,870	1,939

7.63%, 5/29/2032 (a)	2,800	2,981

8.70%, 3/1/2049 (c)	3,300	3,476

		19,888

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

El Salvador — 0.3%

Republic of El Salvador

7.75%, 1/24/2023 (c)	478	483

5.88%, 1/30/2025 (c)	2,960	2,875

6.38%, 1/18/2027 (c)	3,000	2,929

7.12%, 1/20/2050 (a)	4,466	4,131

		10,418

Ethiopia — 0.2%

Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (c)	6,898	6,407

Ghana — 0.2%

Republic of Ghana

7.63%, 5/16/2029 (c)	3,220	3,357

8.63%, 6/16/2049 (c)	3,420	3,303

		6,660

Hungary — 0.5%

Hungary Government Bond

1.00%, 11/26/2025	HUF 1,243,630	3,985

2.25%, 4/20/2033	HUF 2,496,990	7,953

7.63%, 3/29/2041	3,250	5,399

		17,337

Indonesia — 1.2%

Republic of Indonesia

7.00%, 9/15/2030	IDR 55,105,000	3,927

6.50%, 2/15/2031	IDR 204,327,000	14,118

8.38%, 3/15/2034	IDR 29,527,000	2,246

7.50%, 4/15/2040	IDR 337,046,000	24,083

		44,374

Israel — 0.2%

State of Israel Government Bond 3.38%, 1/15/2050	7,840	7,865

Italy — 2.6%

Buoni Poliennali del Tesoro

1.45%, 3/1/2036 (c)	EUR 32,050	40,447

1.80%, 3/1/2041 (c)	EUR 9,060	11,677

2.45%, 9/1/2050 (c)	EUR 3,640	5,224

Italian Republic Government Bond

2.38%, 10/17/2024	20,243	21,184

2.88%, 10/17/2029	15,840	16,250

		94,782

Ivory Coast — 0.3%

Republic of Cote d’Ivoire

6.38%, 3/3/2028 (c)	2,330	2,585

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	65

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

Ivory Coast — continued

6.88%, 10/17/2040 (a)	EUR 7,400	9,701

		12,286

Jamaica — 0.2%

Jamaica Government Bond

8.00%, 3/15/2039	1,396	1,918

7.88%, 7/28/2045	2,823	3,910

		5,828

Jordan — 0.3%

Hashemite Kingdom of Jordan

6.13%, 1/29/2026 (c)	3,059	3,332

5.85%, 7/7/2030 (a)	5,830	6,180

7.38%, 10/10/2047 (c)	2,490	2,720

		12,232

Kazakhstan — 0.2%

Republic of Kazakhstan 1.50%, 9/30/2034 (a)	EUR 6,252	7,525

Kenya — 0.2%

Republic of Kenya 6.88%, 6/24/2024 (c)	5,630	6,233

Lebanon — 0.0% (j)

Lebanese Republic

6.65%, 4/22/2024 (c) (i)	3,207	410

6.65%, 11/3/2028 (c) (i)	3,134	399

		809

Malaysia — 0.4%

Malaysia Government Bond 3.83%, 7/5/2034	MYR 59,710	14,730

Mexico — 1.5%

Mex Bonos Desarr Fix Rt

Series M 20, 8.50%, 5/31/2029	MXN 254,500	14,206

7.75%, 5/29/2031	MXN 132,070	7,033

7.75%, 11/23/2034	MXN 284,000	14,945

United Mexican States

3.77%, 5/24/2061	7,068	6,191

3.75%, 4/19/2071	11,835	10,101

		52,476

Morocco — 0.3%

Kingdom of Morocco

1.50%, 11/27/2031 (a)	EUR 4,250	4,913

3.00%, 12/15/2032 (a)	2,519	2,434

5.50%, 12/11/2042 (c)	1,271	1,461

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Morocco — continued

4.00%, 12/15/2050 (a)		2,601	2,425

			11,233

Nigeria — 0.3%

Federal Republic of Nigeria 7.63%, 11/28/2047 (c)		10,214	10,406

Pakistan — 0.1%

Third Pakistan International Sukuk Co. Ltd. (The) 5.50%, 10/13/2021 (c)		3,950	3,983

Panama — 0.2%

Republic of Panama

4.50%, 4/1/2056		2,390	2,628

3.87%, 7/23/2060		5,300	5,224

			7,852

Paraguay — 0.3%

Republic of Paraguay

5.00%, 4/15/2026 (c)		4,180	4,691

5.00%, 4/15/2026 (a)		360	404

4.95%, 4/28/2031 (a)		1,420	1,605

5.60%, 3/13/2048 (c)		990	1,147

5.40%, 3/30/2050 (c)		2,278	2,610

			10,457

Peru — 0.1%

Bonos de la Tesoreria 5.40%, 8/12/2034	PEN	11,779	3,353

Philippines — 0.1%

Republic of Philippines 2.95%, 5/5/2045		5,550	5,269

Poland — 0.8%

Republic of Poland 1.25%, 10/25/2030	PLN	111,049	28,693

Portugal — 0.4%

Portuguese Republic 5.13%, 10/15/2024 (c)		12,380	14,228

Qatar — 0.3%

State of Qatar

4.63%, 6/2/2046 (c)		528	632

5.10%, 4/23/2048 (c)		5,270	6,688

4.40%, 4/16/2050 (a)		2,960	3,467

			10,787

Romania — 0.7%

Romania Government Bond

4.15%, 10/24/2030	RON	61,430	15,915

2.63%, 12/2/2040 (a)	EUR	2,662	3,168

4.63%, 4/3/2049 (a)	EUR	3,467	5,294

			24,377

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Foreign Government Securities — continued

Russia — 0.8%

Russian Federation

6.00%, 10/6/2027	RUB	225,630	2,955

7.65%, 4/10/2030	RUB	818,710	11,701

7.25%, 5/10/2034	RUB	359,479	4,940

7.70%, 3/16/2039	RUB	200,720	2,874

5.88%, 9/16/2043 (c)		5,400	7,061

			29,531

Saudi Arabia — 0.1%

Kingdom of Saudi Arabia 3.45%, 2/2/2061 (a)		3,766	3,495

Senegal — 0.3%

Republic of Senegal

6.25%, 5/23/2033 (c)		5,310	5,634

6.75%, 3/13/2048 (c)		6,320	6,442

			12,076

Serbia — 0.4%

Republic of Serbia

1.50%, 6/26/2029 (a)	EUR	7,700	9,279

1.65%, 3/3/2033 (a)	EUR	4,552	5,308

			14,587

South Africa — 1.4%

Republic of South Africa

Series R213, 7.00%, 2/28/2031	ZAR	317,840	17,717

8.88%, 2/28/2035	ZAR	470,370	27,686

Series 2037, 8.50%, 1/31/2037	ZAR	21,949	1,218

6.25%, 3/8/2041		1,788	1,805

5.75%, 9/30/2049		2,140	1,962

			50,388

Ukraine — 0.3%

Ukraine Government Bond

7.75%, 9/1/2026 (c)		7,830	8,459

7.38%, 9/25/2032 (c)		4,000	4,095

			12,554

United Arab Emirates — 0.2%

United Arab Emirates Government Bond 4.00%, 7/28/2050 (a)		6,850	6,302

Uruguay — 0.2%

Oriental Republic of Uruguay 5.10%, 6/18/2050		4,435	5,472

Total Foreign Government Securities (Cost $731,796)			728,140

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 4.3% (l)

Canada — 0.1%

Concordia Healthcare Corp., Initial Dollar Term Loan (ICE LIBOR USD 1 Month + 5.50%), 6.50%, 9/6/2024 (b)	667	665

WestJet Airlines Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026 (b)	963	932

		1,597

Luxembourg — 0.1%

Intelsat Jackson Holdings, 1st Lien Term Loan (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023 (b)	1,084	1,099

Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 10/1/2026 (b)	3,641	3,653

		4,752

Netherlands — 0.0% (j)

CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 4/6/2026 (b)	1,315	1,312

United Kingdom — 0.0% (j)

Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024 (b)	547	543

United States — 4.1%

Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.25%, 8/30/2024 (b)	3,641	3,652

Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (b)	3,000	3,009

American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027 (b)	3,100	3,098

Ancestry.com, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 12/6/2027 (b)	3,850	3,844

AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027 (b)	2,993	3,003

Ascend Learning LLC, Term Loan B

(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024 (b)	1,993	1,992

(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (b)	2,643	2,648

Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 9/7/2027 (b)	1,995	1,996

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	67

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

United States — continued

Avantor Funding, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 11/8/2027 (b)	4,000	4,021

B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 10/10/2026 (b)	1,800	1,801

Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025 (b)	1,446	1,442

Buckeye Partners, LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 2.37%, 11/1/2026 (b)	2,494	2,490

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.44%, 4/3/2024 (b)	2,794	2,744

CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.62%, 11/18/2024 (b)	571	561

CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027 (b)	4,909	4,942

CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.36%, 3/15/2027 (b)	785	782

Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (b)	507	507

Cineworld Finance US, Inc., 1st lien Term Loan B (3-MONTH FIXED + 7.00%), 7.00%, 5/23/2024 (b) (m)	1	2

CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024 (b)	334	331

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.61%, 12/18/2026 (b) (n)	1,672	1,580

Cloudera, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 12/22/2027 (b) (m)	4,022	4,032

Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.36%, 4/22/2027 (b)	3,330	3,345

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 3/2/2027 (b)	3,641	3,644

Delta Air Lines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/2027 (b) (m)	1,286	1,360

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.37%, 8/24/2026 (b)	1,279	959

Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024 (b)	1,122	1,122

Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/6/2026 (b)	1,197	1,198

Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 12/13/2025 (b)	269	267

EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 5/3/2025 (b)	310	311

Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 10/10/2025 (b)	490	420

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (b) (i)	63	32

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2049 (b) (i)	257	—

Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/1/2024 (b)	2,908	2,908

Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.25%, 12/30/2026 (b)	1,995	1,997

GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 8/27/2025 (b)	924	899

GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 10/10/2025 (b)	3,641	3,634

Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/4/2027 (b)	1,959	1,961

Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (b)	4,150	4,166

Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 5/16/2024 (b)	1,946	1,950

Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024 (b)	2,921	2,811

Hillman Group, Inc. (The), Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.11%, 5/30/2025 (b)	1,995	1,994

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

United States — continued

HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 2.97%, 4/25/2025 (b)	454	449

INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 1/29/2026 (b) (m)	2,150	2,158

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/25/2027 (b)	3,641	3,632

IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025 (b)	1,079	1,085

LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.11%, 7/1/2026 (b) (m)	2,045	2,053

MedRisk, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 12/27/2024 (b)	233	232

Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 4/1/2024 ‡ (b)	407	435

Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024 (b)	397	339

MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023 (b)	1,123	1,122

Nielsen Holdings PLC, Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.00%, 2/5/2028 (b) (m)	3,000	3,004

Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.25%), 4.00%, 12/28/2027 (b)	867	868

Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025 (b)	765	757

Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026 (b)	350	305

Penn National Gaming, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 10/15/2025 (b)	601	600

Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 2/25/2028 (b) (m)	3,120	3,116

Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.10%, 7/24/2026 (b)	1,921	1,923

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

Pike Corp., Delayed Draw Term Loan B

(ICE LIBOR USD 1 Month + 3.00%), 3.12%, 1/21/2028 (b)	1,169	1,169

(ICE LIBOR USD 3 Month + 3.25%), 3.25%, 1/21/2028 (b) (m)	891	890

Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026 (b) (m)	2,920	2,922

Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.61%, 12/22/2025 (b)	3,165	3,050

Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.46%, 5/16/2025 (b)	585	585

Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 11/8/2024 (b)	328	322

Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 2/4/2027 (b)	1,906	1,908

Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/17/2027 (b)	3,731	3,770

Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026 (b)	920	922

Solera LLC, Dollar Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 3/3/2023 (b)	2,992	2,987

Sonicwall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.68%, 5/18/2026 (b)	175	165

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 4/16/2025 (b)	1,522	1,516

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 4/16/2025 (b)	1,159	1,154

Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.21%, 4/16/2026 (b)	64	63

Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027 (b) (m)	2,969	2,948

Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024 (b)	979	913

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	69

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

United States — continued

Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 1/31/2028 (b) (m)	3,047	3,049

UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 3.00%), 3.75%, 4/29/2026 (b)	781	782

Ultimate Software Group, 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%), 4.00%, 5/4/2026 (b)	3,641	3,662

Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 5/4/2026 (b)	997	1,001

USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.25%, 5/16/2024 (b)	208	207

WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 1/8/2027 (b)	2,643	2,651

WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.25%, 1/20/2028 (b)	259	260

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 3/9/2027 (b)	2,686	2,681

Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.11%, 1/24/2027 (b)	1,268	1,265

		146,375

Total Loan Assignments (Cost $153,937)		154,579

Asset-Backed Securities — 3.8%

Cayman Islands — 1.0%

ACIS CLO Ltd. Series 2017-7A, Class A1, 1.55%, 5/1/2027 (a) (g)	391	391

AIMCO CLO Series 2017-AA, Class A, 1.48%, 7/20/2029 (a) (g)	1,125	1,127

Bain Capital Credit CLO Ltd. Series 2017-1A, Class A1, 1.47%, 7/20/2030 (a) (g)	2,000	2,003

Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R, 1.46%, 6/9/2030 (a) (g)	4,750	4,749

CFIP CLO Ltd. Series 2017-1A, Class A, 1.44%, 1/18/2030 (a) (g)	5,200	5,209

Dryden Senior Loan Fund Series 2017-49A, Class A, 1.43%, 7/18/2030 (a) (g)	2,014	2,015

LCM XVI LP Series 16A, Class A2R, 1.42%, 10/15/2031 (a) (g)	1,860	1,869

Newark BSL CLO 2 Ltd. Series 2017-1A, Class A1, 1.49%, 7/25/2030 (a) (g)	4,630	4,631

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Cayman Islands — continued

OCP CLO Ltd. Series 2017-13A, Class A1A, 1.50%, 7/15/2030 (a) (g)	4,160	4,165

Renew Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	322	330

Symphony CLO Ltd. Series 2021-26A, Class A, 1.50%, 4/20/2029 (a) (g)	2,456	2,460

Trestles CLO Ltd. Series 2017-1A, Class A1A, 1.51%, 7/25/2029 (a) (g)	3,620	3,620

Voya CLO Ltd. Series 2017-2A, Class A1, 1.45%, 6/7/2030 (a) (g)	4,335	4,335

		36,904

United States — 2.8%

5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022 ‡ (a)	3,397	3,397

ACC Trust

Series 2019-1, Class A, 3.75%, 5/20/2022 (a)	165	166

Series 2018-1, Class C, 6.81%, 2/21/2023 (a)	307	309

Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	1,502	1,585

ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 1.69%, 4/25/2034 ‡ (g)	65	65

American Credit Acceptance Receivables Trust

Series 2018-2, Class E, 5.16%, 9/10/2024 (a)	460	483

Series 2018-3, Class E, 5.17%, 10/15/2024 (a)	670	702

Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 0.94%, 2/25/2034 (g)	64	63

Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	680	720

Business Jet Securities LLC Series 2018-2, Class C, 6.66%, 6/15/2033 (a)	1,481	1,488

CIG Auto Receivables Trust

Series 2019-1A, Class B, 3.59%, 8/15/2024 (a)	3,255	3,338

Series 2019-1A, Class C, 3.82%, 8/15/2024 (a)	1,645	1,688

Conn’s Receivables Funding LLC

Series 2019-A, Class B, 4.36%, 10/16/2023 ‡ (a)	520	522

Series 2019-A, Class C, 5.29%, 10/16/2023 ‡ (a)	468	464

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

United States — continued

Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	88	90

Countrywide Asset-Backed Certificates

Series 2002-4, Class M1, 1.24%, 12/25/2032 ‡ (g)	31	31

Series 2004-2, Class M1, 0.87%, 5/25/2034 ‡ (g)	38	38

Series 2004-ECC2, Class M2, 1.09%, 12/25/2034 ‡ (g)	990	993

Credit Acceptance Auto Loan Trust

Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	930	952

Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	1,060	1,102

Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031 ‡ (a)	2,374	2,450

Drive Auto Receivables Trust

Series 2018-4, Class D, 4.09%, 1/15/2026	4,770	4,939

Series 2020-1, Class D, 2.70%, 5/17/2027	2,985	3,086

Driven Brands Funding LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	1,817	1,897

DT Auto Owner Trust

Series 2017-4A, Class E, 5.15%, 11/15/2024 (a)	1,650	1,678

Series 2018-1A, Class E, 5.42%, 3/17/2025 (a)	645	662

Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	3,067	3,182

Exeter Automobile Receivables Trust

Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	900	971

Series 2018-1A, Class E, 4.64%, 10/15/2024 (a)	1,880	1,938

Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	1,790	1,891

Series 2018-3A, Class F, 6.55%, 8/25/2025 (a)	880	947

Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	1,570	1,648

First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 0.84%, 8/25/2034 ‡ (g)	78	77

Flagship Credit Auto Trust

Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	18	18

Series 2016-3, Class E, 6.25%, 10/15/2023 (a)	910	923

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

FREED ABS Trust

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	953	961

Series 2020-FP1, Class B, 3.06%, 3/18/2027 ‡ (a)	600	612

Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (a)	1,250	1,270

Fremont Home Loan Trust Series 2004-2, Class M2, 1.05%, 7/25/2034 (g)	9	9

Home Equity Asset Trust Series 2004-6, Class M2, 1.02%, 12/25/2034 ‡ (g)	39	39

Lendmark Funding Trust Series 2018-1A, Class B, 4.09%, 12/21/2026 ‡ (a)	730	736

LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	1,326	1,337

Marlette Funding Trust

Series 2018-1A, Class C, 3.69%, 3/15/2028 (a)	113	114

Series 2018-1A, Class D, 4.85%, 3/15/2028 ‡ (a)	450	450

Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 1.09%, 7/25/2034 (g)	55	54

MFA LLC Series 2018-NPL2, Class A1, 4.16%, 7/25/2048 ‡ (a) (f)	1,534	1,538

Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	97	105

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE1, Class M1, 0.97%, 1/25/2034 ‡ (g)	18	18

New Century Home Equity Loan Trust Series 2003-4, Class M2, 2.85%, 10/25/2033 ‡ (g)	5	5

OL SP LLC

Series 2018, Class C, 4.25%, 5/15/2025 ‡	816	810

Series 2018, Class B, 4.61%, 2/9/2030 ‡	837	854

OneMain Direct Auto Receivables Trust

Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	1,493	1,520

Series 2018-1A, Class D, 4.40%, 1/14/2028 (a)	1,810	1,849

Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡ (a)	1,250	1,293

OneMain Financial Issuance Trust Series 2017-1A, Class D, 4.52%, 9/14/2032 ‡ (a)	1,100	1,107

PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.48%, 4/25/2023 (a) (g)	1,980	1,952

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	71

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

United States — continued

PNMAC GMSR Issuer Trust

Series 2018-GT1, Class A, 2.97%, 2/25/2023 (a) (g)	1,400	1,398

Series 2018-GT2, Class A, 2.77%, 8/25/2025 (a) (g)	3,690	3,672

Prestige Auto Receivables Trust

Series 2017-1A, Class E, 4.89%, 5/15/2024 (a)	490	502

Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	1,145	1,189

Progress Residential Trust Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	4,720	4,819

RASC Trust

Series 2005-KS2, Class M1, 0.76%, 3/25/2035 ‡ (g)	22	22

Series 2005-EMX1, Class M1, 0.78%, 3/25/2035 ‡ (g)	673	669

Renaissance Home Equity Loan Trust

Series 2005-1, Class AF6, 4.97%, 5/25/2035 ‡ (f)	118	124

Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (f)	785	835

Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	1,253	1,277

Santander Prime Auto Issuance Notes Trust

Series 2018-A, Class F, 6.80%, 9/15/2025 (a)	748	756

Santander Revolving Auto Loan Trust

Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	2,760	2,925

Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	2,960	3,117

Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	4,000	4,206

Saxon Asset Securities Trust Series 2004-3, Class M1, 1.02%, 12/26/2034 ‡ (g)	231	228

SoFi Consumer Loan Program Trust Series 2018-1, Class C, 3.97%, 2/25/2027 ‡ (a)	730	754

Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 1.12%, 10/25/2033 ‡ (g)	69	69

Tesla Auto Lease Trust Series 2020-A, Class E, 4.64%, 8/20/2024 (a)	1,220	1,286

Westlake Automobile Receivables Trust

Series 2018-3A, Class E, 4.90%, 12/15/2023 (a)	780	814

Series 2018-2A, Class E, 4.86%, 1/16/2024 (a)	1,220	1,267

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

Series 2018-1A, Class F, 5.60%, 7/15/2024 (a)	5,470	5,538

Series 2018-2A, Class F, 6.04%, 1/15/2025 (a)	1,701	1,751

Series 2018-3A, Class F, 6.02%, 2/18/2025 (a)	1,060	1,099

Series 2019-2A, Class F, 5.00%, 3/16/2026 (a)	1,880	1,930

		101,383

Total Asset-Backed Securities (Cost $135,554)		138,287

Convertible Bonds — 3.9%

Austria — 0.1%

ams AG 2.13%, 11/3/2027 (c)	EUR 2,000	2,576

China — 0.3%

GDS Holdings Ltd. 2.00%, 6/1/2025	2,500	5,169

Huazhu Group Ltd. 0.38%, 11/1/2022	3,860	5,304

		10,473

Israel — 0.1%

Nice Ltd. Zero Coupon, 9/15/2025 (a)	4,036	4,415

United States — 3.4%

Air Transport Services Group, Inc. 1.13%, 10/15/2024	1,750	1,905

Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026 (a)	1,127	1,090

Allegheny Technologies, Inc. 3.50%, 6/15/2025 (a)	3,450	5,257

Bentley Systems, Inc. 0.13%, 1/15/2026 (a) (o)	1,806	1,875

Box, Inc. Zero Coupon, 1/15/2026 (a)	2,259	2,373

Callaway Golf Co. 2.75%, 5/1/2026 (a)	1,433	2,551

Cree, Inc. 0.88%, 9/1/2023	2,710	5,224

DISH Network Corp. Zero Coupon, 12/15/2025 (a)	3,030	2,993

Dropbox, Inc. Zero Coupon, 3/1/2028 (a)	2,000	1,966

Envestnet, Inc. 1.75%, 6/1/2023	3,505	4,043

FireEye, Inc. 0.88%, 6/1/2024	2,320	2,621

Fortive Corp. 0.88%, 2/15/2022	4,080	4,174

Guess?, Inc. 2.00%, 4/15/2024	1,845	2,215

II-VI, Inc. 0.25%, 9/1/2022	3,835	7,089

Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	3,245	3,673

Knowles Corp. 3.25%, 11/1/2021	3,260	3,887

Live Nation Entertainment, Inc. 2.50%, 3/15/2023	3,255	4,728

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — Continued

United States — continued

Lyft, Inc. 1.50%, 5/15/2025 (a)	3,250	5,259

Microchip Technology, Inc. 1.63%, 2/15/2027	2,565	5,720

Nutanix, Inc. Zero Coupon, 1/15/2023	3,430	3,501

ON Semiconductor Corp. 1.63%, 10/15/2023	3,962	8,055

Palo Alto Networks, Inc. 0.38%, 6/1/2025 (a)	4,190	5,634

Pebblebrook Hotel Trust REIT, 1.75%, 12/15/2026	3,017	3,468

PetIQ, Inc. 4.00%, 6/1/2026 (a)	730	1,022

Silicon Laboratories, Inc. 0.63%, 6/15/2025 (a)	4,285	6,178

Snap, Inc. 0.75%, 8/1/2026	1,935	5,820

Southwest Airlines Co. 1.25%, 5/1/2025	2,750	4,623

Square, Inc. 0.50%, 5/15/2023	1,673	4,950

Summit Hotel Properties, Inc. REIT, 1.50%, 2/15/2026	1,156	1,300

Vail Resorts, Inc. Zero Coupon, 1/1/2026 (a)	2,210	2,331

Vocera Communications, Inc. 1.50%, 5/15/2023	855	1,259

Zynga, Inc. Zero Coupon, 12/15/2026 (a)	4,425	5,128

		121,912

Total Convertible Bonds (Cost $108,505)		139,376

U.S. Treasury Obligations — 3.5%

U.S. Treasury Notes 0.50%, 2/28/2026 (Cost $126,744)	128,480	127,135

Commercial Mortgage-Backed Securities — 3.3%

Cayman Islands — 0.1%

GPMT Ltd. Series 2018-FL1, Class B, 1.66%, 11/21/2035 ‡ (a) (g)	2,520	2,502

United States — 3.2%

A10 Revolving Asset Financing I LLC 6.81%, 1/9/2020 ‡ (a) (g)	250	250

BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	4,375	3,964

Banc of America Commercial Mortgage Trust Series 2007-5, Class AJ, 5.82%, 2/10/2051 (g)	2,565	2,680

BANK

Series 2019-BN16, Class C, 4.79%, 2/15/2052 ‡ (g)	334	373

Series 2018-BN10, Class C, 4.16%, 2/15/2061 ‡ (g)	1,168	1,248

Series 2018-BN13, Class C, 4.56%, 8/15/2061 ‡ (g)	1,703	1,875

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — Continued

Series 2019-BN20, Class XA, IO, 0.84%, 9/15/2062 (g)	8,430	506

Series 2020-BN25, Class XA, IO, 0.89%, 1/15/2063 (g)	32,511	2,145

Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 ‡ (g)	5,352	5,549

CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.39%, 11/15/2050 ‡ (g)	484	525

CD Mortgage Trust Series 2016-CD2, Class C, 4.02%, 11/10/2049 ‡ (g)	303	312

Citigroup Commercial Mortgage Trust

Series 2014-GC23, Class C, 4.43%, 7/10/2047 ‡ (g)	353	381

Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	1,220	1,035

Commercial Mortgage Trust Series 2020-CBM, Class D, 3.63%, 2/10/2037 ‡ (a) (g)	5,920	5,722

Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	15	14

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K033, Class X1, IO, 0.29%, 7/25/2023 (g)	66,277	414

Series K729, Class X1, IO, 0.36%, 10/25/2024 (g)	27,359	304

Series K731, Class X3, IO, 2.11%, 5/25/2025 (g)	3,460	269

Series K739, Class X1, IO, 1.29%, 9/25/2027 (g)	39,995	2,854

Series K078, Class X3, IO, 2.21%, 10/25/2028 (g)	10,990	1,555

Series K108, Class X1, IO, 1.69%, 3/25/2030 (g)	23,000	3,090

Series K117, Class X1, IO, 1.24%, 8/25/2030 (g)	42,949	4,271

Series K-1511, Class X3, IO, 3.42%, 4/25/2034 (g)	7,620	2,612

Series K153, Class X3, IO, 3.77%, 4/25/2035 (g)	5,560	1,785

Series K036, Class X3, IO, 2.11%, 12/25/2041 (g)	31,545	1,715

Series K720, Class X3, IO, 1.33%, 8/25/2042 (g)	39,172	586

Series K041, Class X3, IO, 1.64%, 11/25/2042 (g)	30,520	1,683

Series K718, Class X3, IO, 1.43%, 2/25/2043 (g)	112,228	1,108

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	73

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

United States — continued

Series K054, Class X3, IO, 1.60%, 4/25/2043 (g)	66,098	4,723

Series K047, Class X3, IO, 1.49%, 6/25/2043 (g)	28,400	1,632

Series K050, Class X3, IO, 1.55%, 10/25/2043 (g)	21,110	1,357

Series K052, Class X3, IO, 1.61%, 1/25/2044 (g)	15,770	1,105

Series K726, Class X3, IO, 2.13%, 7/25/2044 (g)	6,381	388

Series K067, Class X3, IO, 2.11%, 9/25/2044 (g)	25,210	3,041

Series K729, Class X3, IO, 1.97%, 11/25/2044 (g)	7,055	463

Series K724, Class X3, IO, 1.87%, 12/25/2044 (g)	10,996	536

Series K071, Class X3, IO, 2.01%, 11/25/2045 (g)	19,450	2,336

Series K072, Class X3, IO, 2.14%, 12/25/2045 (g)	12,354	1,574

Series K089, Class X3, IO, 2.30%, 1/25/2046 (g)	11,650	1,853

Series K088, Class X3, IO, 2.35%, 2/25/2047 (g)	12,520	2,037

Series K094, Class X3, IO, 2.12%, 7/25/2047 (g)	4,450	682

FNMA ACES

Series 2020-M39, Class X2, IO, 1.63%, 8/25/2031 (g)	11,977	1,351

Series 2016-M4, Class X2, IO, 2.66%, 1/25/2039 (g)	6,802	376

FREMF

Series 2018-KF46, Class B, 2.07%, 3/25/2028 (a) (g)	1,468	1,445

FREMF Mortgage Trust

Series 2017-KF29, Class B, 3.67%, 2/25/2024 (a) (g)	840	834

Series 2017-KF31, Class B, 3.02%, 4/25/2024 (a) (g)	685	677

Series 2017-KF36, Class B, 2.77%, 8/25/2024 (a) (g)	766	766

Series 2017-KF38, Class B, 2.62%, 9/25/2024 (a) (g)	554	554

Series 2017-KF41, Class B, 2.62%, 11/25/2024 (a) (g)	396	393

Series 2018-KF42, Class B, 2.32%, 12/25/2024 (a) (g)	1,349	1,349

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

Series 2018-KF45, Class B, 2.07%, 3/25/2025 (a) (g)	470	468

Series 2018-KF47, Class B, 2.12%, 5/25/2025 (a) (g)	360	353

Series 2016-KF24, Class B, 5.12%, 10/25/2026 (a) (g)	187	190

Series 2017-KF40, Class B, 2.82%, 11/25/2027 (a) (g)	638	629

Series 2018-KF50, Class B, 2.02%, 7/25/2028 (a) (g)	1,342	1,321

Series 2017-K67, Class C, 3.94%, 9/25/2049 (a) (g)	1,090	1,170

Series 2017-K729, Class B, 3.68%, 11/25/2049 (a) (g)	900	967

Series 2017-K728, Class B, 3.65%, 11/25/2050 (a) (g)	4,200	4,504

Series 2017-K728, Class C, 3.65%, 11/25/2050 (a) (g)	1,265	1,339

GNMA

Series 2013-48, IO, 0.58%, 7/16/2054 (g)	20,253	486

Series 2017-9, IO, 0.63%, 1/16/2057 (g)	11,809	524

Series 2017-151, IO, 0.71%, 9/16/2057 (g)	3,932	202

Series 2016-157, IO, 0.90%, 11/16/2057 (g)	10,514	609

Series 2016-119, IO, 0.98%, 4/16/2058 (g)	7,280	378

Series 2017-54, IO, 0.58%, 12/16/2058 (g)	7,833	379

Series 2017-23, IO, 0.68%, 5/16/2059 (g)	9,418	436

GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.08%, 5/10/2050 ‡ (g)	605	631

Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (g)	715	721

JPMBB Commercial Mortgage Securities Trust

Series 2015-C30, Class C, 4.27%, 7/15/2048 (g)	860	922

Series 2015-C31, Class C, 4.62%, 8/15/2048 ‡ (g)	395	420

JPMDB Commercial Mortgage Securities Trust Series 2017-C7, Class C, 4.18%, 10/15/2050 ‡ (g)	670	722

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.42%, 12/15/2049 ‡ (g)	484	480

LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.06%, 7/15/2044 (g)	339	334

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

United States — continued

LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (g)	1,985	1,148

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C14, Class C, 5.05%, 2/15/2047 ‡ (g)	364	393

Series 2015-C24, Class C, 4.34%, 5/15/2048 ‡ (g)	607	629

Morgan Stanley Capital I Trust

Series 2006-T23, Class D, 6.20%, 8/12/2041 ‡ (a) (g)	1,193	1,193

Series 2005-HQ7, Class E, (8.71)%, 11/14/2042 ‡ (g)	1,036	1,024

Series 2015-MS1, Class B, 4.03%, 5/15/2048 ‡ (g)	470	508

Series 2020-L4, Class C, 3.54%, 2/15/2053 ‡ (g)	1,612	1,650

Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026 ‡ (a)	143	144

UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 ‡ (g)	1,795	1,994

Velocity Commercial Capital Loan Trust

Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (g)	2,972	3,121

Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (g)	1,419	1,459

Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (g)	3,792	3,844

Wells Fargo Commercial Mortgage Trust

Series 2016-C35, Class C, 4.18%, 7/15/2048 ‡ (g)	386	380

Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (g)	1,007	1,138

		115,107

Total Commercial Mortgage-Backed Securities (Cost $119,508)		117,609

Collateralized Mortgage Obligations — 3.1%

United Kingdom — 0.1%

Brass NO 8 plc Series 8A, Class A1, 0.89%, 11/16/2066 (a) (g)	1,837	1,847

Lanark Master Issuer plc Series 2019-1A, Class 1A1, 0.95%, 12/22/2069 (a) (g)	940	942

Permanent Master Issuer plc Series 2019-1A, Class 1A1, 0.79%, 7/15/2058 (a) (g)	1,760	1,762

		4,551

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — 3.0%

Acre Series 2017-B, 8.39%, 12/22/2021 ‡	3,000	2,970

Alternative Loan Trust

Series 2004-25CB, Class A1, 6.00%, 12/25/2034	2,918	2,953

Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	60	60

Series 2005-21CB, Class A17, 6.00%, 6/25/2035	990	952

Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	2,321	2,366

Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (g)	2,282	2,311

Angel Oak Mortgage Trust I LLC

Series 2018-PB1, Class A, 5.00%, 8/25/2021 (a) (g)	112	112

Series 2019-4, Class A3, 3.30%, 7/26/2049 (a) (g)	773	783

Antler Mortgage Trust Series 2018-RTL1, Class M, 7.39%, 5/25/2023 ‡ (a) (f)	5,800	5,757

Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 3.17%, 2/25/2037 (g)	38	38

CHL GMSR Issuer Trust Series 2018-GT1, Class A, 2.87%, 5/25/2023 (a) (g)	1,210	1,206

CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	1,242	912

COLT Mortgage Loan Trust Series 2019-4, Class A1, 2.58%, 11/25/2049 (a) (g)	1,232	1,245

Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2, 2.22%, 10/25/2039 ‡ (a) (g)	2,543	2,543

Deephaven Residential Mortgage Trust Series 2020-1, Class A3, 2.65%, 1/25/2060 (a) (g)	2,522	2,542

DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 0.37%, 8/19/2045 (g)	621	604

FHLMC STACR Trust Series 2018-HQA2, Class M2, 2.42%, 10/25/2048 (a) (g)	1,450	1,454

FHLMC Structured Agency Credit Risk Debt Notes Series 2016-HQA4, Class M3, 4.02%, 4/25/2029 (g)	2,704	2,799

FHLMC, REMIC

Series 3914, Class LS, IF, IO, 6.69%, 8/15/2026 (g)	334	31

Series 4304, Class DI, IO, 2.50%, 1/15/2027	225	7

Series 4030, Class IL, IO, 3.50%, 4/15/2027	224	14

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	75

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

United States — continued

Series 4043, Class PI, IO, 2.50%, 5/15/2027	1,117	59

Series 4057, Class UI, IO, 3.00%, 5/15/2027	630	32

Series 4120, Class UI, IO, 3.00%, 10/15/2027	529	26

Series 4323, Class IW, IO, 3.50%, 4/15/2028	135	7

Series 4311, Class QI, IO, 3.00%, 10/15/2028	679	29

Series 4324, Class AI, IO, 3.00%, 11/15/2028	405	22

Series 4313, Class UI, IO, 3.00%, 3/15/2029	871	58

Series 4280, Class KI, IO, 3.50%, 9/15/2031	553	19

Series 3716, Class PI, IO, 4.50%, 4/15/2038	8	—	(k)

Series 3459, Class JS, IF, IO, 6.14%, 6/15/2038 (g)	285	53

Series 4119, Class LI, IO, 3.50%, 6/15/2039	125	3

Series 3907, Class AI, IO, 5.00%, 5/15/2040	87	4

Series 4018, Class HI, IO, 4.50%, 3/15/2041	200	18

Series 4073, Class IQ, IO, 4.00%, 7/15/2042	234	34

Series 4173, Class I, IO, 4.00%, 3/15/2043	629	113

Series 4305, Class SK, IF, IO, 6.49%, 2/15/2044 (g)	5,533	1,115

Series 4372, Class SY, IF, IO, 5.99%, 8/15/2044 (g)	804	135

Series 4585, Class JI, IO, 4.00%, 5/15/2045	1,904	283

Series 4694, Class SA, IF, IO, 5.99%, 6/15/2047 (g)	4,893	865

Series 4689, Class SD, IF, IO, 6.04%, 6/15/2047 (g)	9,910	2,117

Series 4714, Class SA, IF, IO, 6.04%, 8/15/2047 (g)	7,598	1,616

Series 4983, Class SY, IF, IO, 5.98%, 5/25/2050 (g)	10,590	2,429

Series 5022, IO, 3.00%, 9/25/2050	10,201	1,575

Series 5023, Class MI, IO, 3.00%, 10/25/2050	17,294	3,011

FHLMC, STRIPS Series 319, Class S2, IF, IO, 5.89%, 11/15/2043 (g)	12,107	2,183

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

FNMA, Connecticut Avenue Securities

Series 2015-C03, Class 2M2, 5.13%, 7/25/2025 (g)	745	760

Series 2016-C03, Class 2M2, 6.02%, 10/25/2028 (g)	378	398

Series 2016-C06, Class 1M2, 4.37%, 4/25/2029 (g)	1,271	1,323

Series 2017-C06, Class 1M2, 2.77%, 2/25/2030 (g)	1,383	1,398

FNMA, REMIC

Series 2011-144, Class SA, IF, IO, 6.53%, 11/25/2025 (g)	109	3

Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	1,071	71

Series 2013-15, IO, 2.50%, 3/25/2028	1,652	83

Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	1,133	86

Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	626	36

Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	402	18

Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	5,365	366

Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	4,119	441

Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	889	93

Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	76	4

Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	24	—	(k)

Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	68	3

Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	92	5

Series 2012-93, Class SE, IF, IO, 5.98%, 9/25/2042 (g)	2,455	518

Series 2012-93, Class SG, IF, IO, 5.98%, 9/25/2042 (g)	552	116

Series 2012-133, Class NS, IF, IO, 6.03%, 12/25/2042 (g)	4,830	1,024

Series 2014-14, Class SA, IF, IO, 5.83%, 4/25/2044 (g)	8,063	1,732

Series 2015-40, Class LS, IF, IO, 6.05%, 6/25/2045 (g)	3,875	729

Series 2015-85, Class SA, IF, IO, 5.50%, 11/25/2045 (g)	5,003	965

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

United States — continued

Series 2016-25, Class SL, IF, IO, 5.88%, 5/25/2046 (g)	4,809	1,027

Series 2016-39, Class LS, IF, IO, 5.88%, 7/25/2046 (g)	14,261	3,242

Series 2016-61, Class ST, IF, IO, 5.88%, 9/25/2046 (g)	9,668	2,280

Series 2016-75, Class SC, IF, IO, 5.98%, 10/25/2046 (g)	12,042	2,451

Series 2017-13, Class AS, IF, IO, 5.93%, 2/25/2047 (g)	8,867	2,011

Series 2019-42, Class SK, IF, IO, 5.93%, 8/25/2049 (g)	6,559	1,306

Series 2017-57, Class SA, IF, IO, 5.98%, 8/25/2057 (g)	4,874	1,103

FNMA, STRIPS

Series 410, Class C12, IO, 5.50%, 7/25/2024	420	10

Series 401, Class C6, IO, 4.50%, 10/25/2029	488	24

GNMA

Series 2003-69, Class SB, IF, IO, 6.49%, 8/16/2033 (g)	713	34

Series 2011-13, Class S, IF, IO, 5.84%, 1/16/2041 (g)	519	95

Series 2017-107, Class KS, IF, IO, 6.09%, 7/20/2047 (g)	7,368	1,335

Series 2019-42, Class SJ, IF, IO, 5.94%, 4/20/2049 (g)	5,755	889

Series 2019-115, Class SD, IF, IO, 5.99%, 9/20/2049 (g)	2,492	367

Series 2015-H13, Class GI, IO, 1.60%, 4/20/2065 (g)	3,580	145

Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	2,857	2,847

GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (g)	138	62

HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 0.30%, 8/19/2037 (g)	156	149

Homeward Opportunities Fund I Trust Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (a) (g)	2,050	2,111

Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	6,000	6,000

JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 0.48%, 5/25/2036 (g)	2,250	2,173

LHOME Mortgage Trust Series 2019-RTL3, Class A2, 4.34%, 7/25/2024 (a) (f)	1,380	1,377

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued

MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.92%, 8/25/2033 ‡ (g)	214	219

OBX Trust Series 2020-EXP1, Class 2A1, 0.87%, 2/25/2060 (a) (g)	973	981

P-stlb 9.25%, 10/11/2026 ‡	3,800	3,800

PRPM LLC

Series 2020-3, Class A1, 2.86%, 9/25/2025 (a) (f)	927	935

Series 2020-3, Class A2, 5.07%, 9/25/2025 (a) (f)	1,587	1,596

SART 4.75%, 7/15/2024	3,188	3,225

Starwood Mortgage Residential Trust

Series 2019-INV1, Class A1, 2.61%, 9/27/2049 (a) (g)	1,913	1,950

Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (g)	2,959	3,019

Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 2.80%, 2/25/2035 (g)	158	168

Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021 (a) (f)	1,183	1,185

Verus Securitization Trust Series 2020-1, Class A1, 2.42%, 1/25/2060 (a) (f)	2,403	2,448

		108,201

Total Collateralized Mortgage Obligations (Cost $111,395)		112,752

	SHARES (000)
Common Stocks — 0.2%

Canada — 0.0% (j)

Advanz Pharma Corp. Ltd. *	35	581

United States — 0.2%

California Resources Corp. *	55	1,436

Chesapeake Energy Corp. *	2	70

Claire’s Stores, Inc. * ‡	1	268

Clear Channel Outdoor Holdings, Inc. *	71	121

EP Energy Corp. *	11	589

Goodman Networks, Inc. * ‡	1	—

iHeartMedia, Inc. *	36	509

iHeartMedia, Inc., Class A *	4	50

Moran Foods Backstop Equity * ‡	23	131

MYT Holding Co. * ‡	247	1,470

NMG, Inc. *	2	97

Oasis Petroleum, Inc. *	26	1,494

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	77

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — Continued

United States — continued

Penn Virginia Corp. *	2	32

Reminco LLC * ‡	4	5

Remington Outdoor Co., Inc. * ‡	5	—	(k)

Vistra Corp.	6	107

Whiting Petroleum Corp. *	20	678

		7,057

Total Common Stocks (Cost $5,961)		7,638

	PRINCIPAL AMOUNT ($000)
Supranational — 0.1%

African Export-Import Bank (The) 5.25%, 10/11/2023 (c) (Cost $2,494)	2,380	2,595

	SHARES (000)
Convertible Preferred Stocks — 0.0% (j)

United States — 0.0% (j)

Claire’s Stores, Inc. * ‡ (Cost $361)	1	1,687

Preferred Stocks — 0.0% (j)

United States — 0.0% (j)

Goodman Networks, Inc. * ‡	1	—	(k)

MYT Holding LLC, Series A, 10.00%, 6/6/2029 ‡	494	653

Wells Fargo & Co., Series Z, 4.75%, 3/15/2025 ($25 par value) (p)	19	471

Total Preferred Stocks (Cost $917)		1,124

	NO. OF WARRANTS (000)
Warrants — 0.0% (j)

United Kingdom — 0.0% (j)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD * ‡	43	—	(k)

United States — 0.0% (j)

Chesapeake Energy Corp.

expiring 2/9/2026, price 27.63 USD *	5	107

expiring 2/9/2026, price 32.13 USD *	5	103

expiring 2/9/2026, price 36.18 USD *	3	53

INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)

United States — continued

Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡	1	11

		274

Total Warrants (Cost $—)		274

	NO. OF RIGHTS (000)
Rights — 0.0% (j)

United States — 0.0% (j)

Vistra Corp., expiring 12/31/2049 * ‡ (Cost $—)	6	7

	SHARES (000)
Short-Term Investments — 8.5%

Investment Companies — 8.5%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (q) (r) (Cost $305,466)	305,297	305,450

Total Investments — 102.6% (Cost $3,603,432)		3,710,202
Liabilities in Excess of Other Assets — (2.6)%		(94,595)

NET ASSETS — 100.0%		3,615,607

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CLO	Collateralized Loan Obligations
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PJSC	Public Joint Stock Company
PLN	Polish Zloty
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
RON	Romanian Leu
RUB	Russian Ruble
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD	United States Dollar
ZAR	South African Rand
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2021.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Defaulted security.
(j)	Amount rounds to less than 0.1% of net assets.
(k)	Amount rounds to less than one thousand.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of February 28, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(p)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of February 28, 2021.
(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(r)	The rate shown is the current yield as of February 28, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	79

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

Futures contracts outstanding as of February 28, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts

Australia 10 Year Bond	1,020	03/2021	AUD	107,579	(582)

Euro-Bund	1,046	03/2021	EUR	219,471	(667)

U.S. Treasury 5 Year Note	902	06/2021	USD	112,073	(629)

					(1,878)

Short Contracts

Euro-Bobl	(772)	03/2021	EUR	(125,169)	632

Euro-Buxl	(62)	03/2021	EUR	(15,775)	841

Euro-OAT	(616)	03/2021	EUR	(121,838)	2,251

Canada 10 Year Bond	(952)	06/2021	CAD	(105,127)	1,495

Long Gilt	(1,192)	06/2021	GBP	(212,187)	1,570

U.S. Treasury 2 Year Note	(16)	06/2021	USD	(3,534)	1

U.S. Treasury 10 Year Note	(2,949)	06/2021	USD	(392,632)	3,219

U.S. Treasury 10 Year Ultra Note	(113)	06/2021	USD	(16,742)	7

U.S. Treasury Long Bond	(329)	06/2021	USD	(52,846)	63

U.S. Treasury Ultra Bond	(915)	06/2021	USD	(175,394)	(1,214)

					8,865

					6,987

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of February 28, 2021 (amounts in thousands):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
GBP	20,637	USD	28,738	BNP Paribas	3/3/2021	14
USD	32,518	EUR	26,923	BNP Paribas	3/3/2021	33
USD	1,445	EUR	1,191	Citibank, NA	3/3/2021	8
USD	1,621	EUR	1,330	Merrill Lynch International	3/3/2021	16
USD	12,096	EUR	9,999	Royal Bank of Canada	3/3/2021	32
USD	462,208	EUR	381,470	TD Bank Financial Group	3/3/2021	1,936
USD	433	GBP	311	Citibank, NA	3/3/2021	1
USD	923	GBP	662	Royal Bank of Canada	3/3/2021	1
CAD	693	USD	542	Barclays Bank plc	3/23/2021	3
CLP	50,513,652	USD	69,626	BNP Paribas**	3/23/2021	183
EUR	477	USD	576	BNP Paribas	3/23/2021	—	(a)
GBP	401	USD	550	BNP Paribas	3/23/2021	9
NZD	24,482	EUR	14,596	Standard Chartered Bank	3/23/2021	68
TRY	247,075	USD	30,818	BNP Paribas	3/23/2021	2,138
USD	874	AUD	1,129	HSBC Bank, NA	3/23/2021	6
USD	16,945	AUD	21,908	State Street Corp.	3/23/2021	86

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Forward foreign currency exchange contracts outstanding as of February 28, 2021 (amounts in thousands):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	924	CAD	1,169	Royal Bank of Canada	3/23/2021	6
USD	944	CAD	1,187	State Street Corp.	3/23/2021	11
USD	34,967	CLP	24,845,705	Citibank, NA**	3/23/2021	630
USD	39,566	CNY	255,067	Citibank, NA**	3/23/2021	311
USD	15,233	CZK	329,336	State Street Corp.	3/23/2021	48
USD	3,753	EUR	3,095	Barclays Bank plc	3/23/2021	17
USD	5,423	EUR	4,431	HSBC Bank, NA	3/23/2021	74
USD	235,657	EUR	194,519	Merrill Lynch International	3/23/2021	828
USD	772	GBP	547	HSBC Bank, NA	3/23/2021	9
USD	12,607	HUF	3,749,106	State Street Corp.	3/23/2021	132
USD	48,048	IDR	672,692,315	Barclays Bank plc**	3/23/2021	1,440
USD	14,017	MYR	56,495	Standard Chartered Bank**	3/23/2021	69
USD	30,083	PLN	111,775	State Street Corp.	3/23/2021	251
USD	17,702	RUB	1,315,756	Citibank, NA**	3/23/2021	113
USD	17,493	TRY	128,017	Barclays Bank plc	3/23/2021	418
USD	14,234	ZAR	209,547	Citibank, NA	3/23/2021	427
USD	36,313	ZAR	531,424	Goldman Sachs International	3/23/2021	1,298
USD	7,708	ILS	25,057	Merrill Lynch International	3/24/2021	136
USD	511,013	EUR	421,686	BNP Paribas	4/6/2021	1,758
USD	1,207	EUR	995	Citibank, NA	4/6/2021	5
USD	1,114	EUR	920	State Street Corp.	4/6/2021	3

Total unrealized appreciation						12,518

EUR	2,529	USD	3,062	Barclays Bank plc	3/3/2021	(11)
EUR	421,686	USD	510,611	BNP Paribas	3/3/2021	(1,814)
EUR	1,370	USD	1,663	TD Bank Financial Group	3/3/2021	(10)
USD	2,996	EUR	2,499	BNP Paribas	3/3/2021	(19)
USD	1,315	EUR	1,093	Merrill Lynch International	3/3/2021	(4)
USD	1,300	EUR	1,079	State Street Corp.	3/3/2021	(2)
USD	26,932	GBP	19,664	Barclays Bank plc	3/3/2021	(465)
AUD	21,908	EUR	14,348	Goldman Sachs International	3/23/2021	(463)
AUD	588	USD	453	State Street Corp.	3/23/2021	— (a)
BRL	282,472	USD	52,274	Citibank, NA**	3/23/2021	(1,912)
CAD	1,187	USD	942	Citibank, NA	3/23/2021	(9)
CAD	1,169	USD	919	Royal Bank of Canada	3/23/2021	(1)
CAD	2,158	USD	1,699	TD Bank Financial Group	3/23/2021	(4)
COP	134,592,727	USD	38,031	BNP Paribas**	3/23/2021	(1,153)
CZK	59,141	USD	2,780	BNP Paribas	3/23/2021	(53)
EUR	16,878	USD	20,393	Merrill Lynch International	3/23/2021	(18)
GBP	547	USD	774	Barclays Bank plc	3/23/2021	(12)
INR	3,688,960	USD	50,509	BNP Paribas**	3/23/2021	(764)
KRW	27,235,464	USD	24,718	Goldman Sachs International**	3/23/2021	(559)
MXN	220,532	USD	10,947	BNP Paribas	3/23/2021	(432)
MXN	359,451	USD	17,696	Goldman Sachs International	3/23/2021	(557)
MXN	91,025	USD	4,498	HSBC Bank, NA	3/23/2021	(158)
NZD	24,524	EUR	14,893	Citibank, NA	3/23/2021	(259)
NZD	20,986	EUR	12,813	Goldman Sachs International	3/23/2021	(305)
PEN	117,119	USD	32,171	Citibank, NA**	3/23/2021	(73)
RUB	1,337,341	USD	18,082	Barclays Bank plc**	3/23/2021	(205)
RUB	828,569	USD	11,105	Goldman Sachs International**	3/23/2021	(29)
TRY	125,253	USD	17,571	BNP Paribas	3/23/2021	(865)
USD	2,138	AUD	2,799	HSBC Bank, NA	3/23/2021	(15)
USD	31,671	CAD	40,395	Barclays Bank plc	3/23/2021	(73)
USD	4,193	CAD	5,362	State Street Corp.	3/23/2021	(21)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	81

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

Forward foreign currency exchange contracts outstanding as of February 28, 2021 (amounts in thousands):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	4,454	EUR	3,715	Standard Chartered Bank	3/23/2021	(30)
USD	549	GBP	401	State Street Corp.	3/23/2021	(9)
USD	50,274	NZD	69,992	TD Bank Financial Group	3/23/2021	(299)
ZAR	31,997	USD	2,148	Goldman Sachs International	3/23/2021	(40)
GBP	810	USD	1,142	Standard Chartered Bank	4/6/2021	(14)
GBP	1,784	USD	2,518	State Street Corp.	4/6/2021	(32)
USD	28,743	GBP	20,637	BNP Paribas	4/6/2021	(14)

Total unrealized depreciation						(10,703)

Net unrealized appreciation						1,815

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee

KRW	Korean Republic Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of February 28, 2021 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.34-V1	1.00	Quarterly	12/20/2025	1.93	USD 25,080	1,500	(483)	1,017
CDX.NA.EM.34-V1	1.00	Quarterly	12/20/2025	1.93	USD 71,107	4,195	(1,311)	2,884
CDX.NA.EM.34-V1	1.00	Quarterly	12/20/2025	1.93	USD 23,160	1,250	(311)	939

						6,945	(2,105)	4,840

CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.09	USD 39,979	(1,468)	(2,240)	(3,708)
CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.09	USD 39,979	(1,585)	(2,122)	(3,707)
CDX.NA.IG.35-V1	1.00	Quarterly	12/20/2025	0.55	USD 72,800	(1,597)	(73)	(1,670)
iTraxx.Europe.Crossover.34-V2	5.00	Quarterly	12/20/2025	2.65	EUR 36,971	(2,675)	(2,328)	(5,003)
iTraxx.Europe.Crossover.34-V2	5.00	Quarterly	12/20/2025	2.65	EUR 26,524	(2,003)	(1,587)	(3,590)

						(9,328)	(8,350)	(17,678)

						(2,383)	(10,455)	(12,838)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	83

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 29.1%

Aerospace & Defense — 0.0% (a)

Triumph Group, Inc.

8.88%, 6/1/2024 (b)	105	116

7.75%, 8/15/2025	1,450	1,407

		1,523

Air Freight & Logistics — 0.0% (a)

XPO Logistics, Inc. 6.13%, 9/1/2023 (b)	1,970	2,002

Auto Components — 0.2%

Adient US LLC 7.00%, 5/15/2026 (b)	4,145	4,462

Allison Transmission, Inc. 5.88%, 6/1/2029 (b)	880	950

American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	3,638	3,747

Clarios Global LP

6.75%, 5/15/2025 (b)	503	540

6.25%, 5/15/2026 (b)	1,030	1,097

Cooper-Standard Automotive, Inc.

13.00%, 6/1/2024 (b)	995	1,142

5.63%, 11/15/2026 (b)	5,662	4,922

Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (b)	2,355	2,443

Tenneco, Inc. 5.00%, 7/15/2026	2,064	1,938

		21,241

Automobiles — 3.6%

BMW Finance NV (Germany) (ICE LIBOR USD 3 Month + 0.79%), 0.99%, 8/12/2022 (b) (c)	20,550	20,719

BMW US Capital LLC (Germany)

(ICE LIBOR USD 3 Month + 0.50%), 0.70%, 8/13/2021 (b) (c)	31,530	31,596

(ICE LIBOR USD 3 Month + 0.53%), 0.76%, 4/14/2022 (b) (c)	24,580	24,680

Daimler Finance North America LLC (Germany)

(ICE LIBOR USD 3 Month + 0.55%), 0.74%, 5/4/2021 (b) (c)	58,500	58,558

(ICE LIBOR USD 3 Month + 0.67%), 0.87%, 11/5/2021 (b) (c)	10,000	10,042

(ICE LIBOR USD 3 Month + 0.90%), 1.09%, 2/15/2022 (b) (c)	16,220	16,344

Ford Motor Co. 8.50%, 4/21/2023	604	675

General Motors Co. (ICE LIBOR USD 3 Month + 0.90%), 1.13%, 9/10/2021 (c)	28,420	28,520

Hyundai Capital America (ICE LIBOR USD 3 Month + 0.94%), 1.17%, 7/8/2021 (b) (c)	59,733	59,835

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — continued

Nissan Motor Acceptance Corp.

(ICE LIBOR USD 3 Month + 0.63%), 0.87%, 9/21/2021 (b) (c)	19,750	19,759

(ICE LIBOR USD 3 Month + 0.89%), 1.11%, 1/13/2022 (b) (c)	12,600	12,630

(ICE LIBOR USD 3 Month + 0.65%), 0.87%, 7/13/2022 (b) (c)	26,645	26,593

(ICE LIBOR USD 3 Month + 0.69%), 0.94%, 9/28/2022 (b) (c)	40,500	40,419

Volkswagen Group of America Finance LLC (Germany)

(ICE LIBOR USD 3 Month + 0.86%), 1.10%, 9/24/2021 (b) (c)	8,750	8,789

(ICE LIBOR USD 3 Month + 0.94%), 1.14%, 11/12/2021 (b) (c)	23,950	24,093

		383,252

Banks — 9.7%

ABN AMRO Bank NV (Netherlands) (ICE LIBOR USD 3 Month + 0.57%), 0.76%, 8/27/2021 (b) (c)	15,820	15,860

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.65%), 0.90%, 6/25/2022 (c)	47,102	47,198

(ICE LIBOR USD 3 Month + 1.18%), 1.40%, 10/21/2022 (c)	5,863	5,905

(ICE LIBOR USD 3 Month + 1.00%), 1.22%, 4/24/2023 (c)	28,501	28,804

(ICE LIBOR USD 3 Month + 0.79%), 1.02%, 3/5/2024 (c)	50,941	51,486

Bank of Montreal (Canada)

(ICE LIBOR USD 3 Month + 0.57%), 0.82%, 3/26/2022 (c)	33,020	33,222

(SOFR + 0.68%), 0.71%, 3/10/2023 (c)	9,200	9,288

Barclays plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.63%), 1.85%, 1/10/2023 (c)	13,980	14,139

(ICE LIBOR USD 3 Month + 1.43%), 1.62%, 2/15/2023 (c)	40,230	40,670

(ICE LIBOR USD 3 Month + 1.38%), 1.57%, 5/16/2024 (c)	51,490	52,498

BNP Paribas SA (France) (ICE LIBOR USD 3 Month + 0.39%), 0.58%, 8/7/2021 (b) (c)	48,680	48,753

Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.80%), 0.83%, 3/17/2023 (c)	7,480	7,565

Capital One NA (ICE LIBOR USD 3 Month + 1.15%), 1.36%, 1/30/2023 (c)	15,570	15,694

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Citibank NA (ICE LIBOR USD 3 Month + 0.60%), 0.78%, 5/20/2022 (c)	6,630	6,638

Citigroup, Inc.

(ICE LIBOR USD 3 Month + 1.19%), 1.39%, 8/2/2021 (c)	32,962	33,121

(SOFR + 0.87%), 0.90%, 11/4/2022 (c)	8,140	8,173

(ICE LIBOR USD 3 Month + 0.95%), 1.17%, 7/24/2023 (c)	24,290	24,534

(ICE LIBOR USD 3 Month + 1.43%), 1.66%, 9/1/2023 (c)	43,031	43,806

Citizens Bank NA (ICE LIBOR USD 3 Month + 0.72%), 0.92%, 2/14/2022 (c)	5,700	5,726

Credit Suisse Group Funding Guernsey Ltd. (Switzerland) (ICE LIBOR USD 3 Month + 2.29%), 2.51%, 4/16/2021 (c)	5,418	5,433

DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.62%), 0.85%, 12/2/2022 (b) (c)	24,480	24,685

ING Groep NV (Netherlands) (ICE LIBOR USD 3 Month + 1.15%), 1.40%, 3/29/2022 (c)	17,925	18,122

Lloyds Bank plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.49%), 0.68%, 5/7/2021 (c)	20,380	20,397

Lloyds Banking Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.80%), 1.04%, 6/21/2021 (c)	2,100	2,105

Mitsubishi UFJ Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.65%), 0.87%, 7/26/2021 (c)	31,420	31,497

(ICE LIBOR USD 3 Month + 0.70%), 0.93%, 3/7/2022 (c)	16,710	16,814

(ICE LIBOR USD 3 Month + 0.79%), 1.01%, 7/25/2022 (c)	10,185	10,275

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.14%), 1.36%, 9/13/2021 (c)	45,940	46,207

(ICE LIBOR USD 3 Month + 0.79%), 1.02%, 3/5/2023 (c)	6,830	6,901

(ICE LIBOR USD 3 Month + 0.84%), 1.06%, 7/16/2023 (c)	38,920	39,227

(ICE LIBOR USD 3 Month + 0.85%), 1.07%, 9/13/2023 (c)	11,100	11,197

(ICE LIBOR USD 3 Month + 0.63%), 0.82%, 5/25/2024 (c)	32,860	33,030

MUFG Union Bank NA

(SOFR + 0.71%), 0.73%, 12/9/2022 (c)	5,590	5,629

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 3 Month + 0.58%), 0.82%, 9/20/2021 (b) (c)	17,260	17,311

(ICE LIBOR USD 3 Month + 0.71%), 0.90%, 11/4/2021 (b) (c)	20,450	20,545

Santander UK plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.62%), 0.85%, 6/1/2021 (c)	26,760	26,800

(ICE LIBOR USD 3 Month + 0.66%), 0.85%, 11/15/2021 (c)	18,360	18,441

Skandinaviska Enskilda Banken AB (Sweden) (ICE LIBOR USD 3 Month + 0.65%), 0.86%, 12/12/2022 (b) (c)	20,420	20,584

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.20%), 1.43%, 9/10/2022 (b) (c)	8,210	8,252

(ICE LIBOR USD 3 Month + 1.15%), 1.37%, 1/20/2023 (b) (c)	3,950	3,993

Sumitomo Mitsui Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.11%), 1.34%, 7/14/2021 (c)	5,076	5,096

(ICE LIBOR USD 3 Month + 1.14%), 1.36%, 10/19/2021 (c)	27,318	27,509

(ICE LIBOR USD 3 Month + 0.74%), 0.96%, 10/18/2022 (c)	33,771	34,104

Toronto-Dominion Bank (The) (Canada)

(ICE LIBOR USD 3 Month + 0.27%), 0.50%, 3/17/2021 (c)	20,280	20,283

(ICE LIBOR USD 3 Month + 0.53%), 0.76%, 12/1/2022 (c)	24,440	24,625

Truist Bank

(ICE LIBOR USD 3 Month + 0.59%), 0.79%, 8/2/2022 (c)	11,705	11,730

(SOFR + 0.73%), 0.75%, 3/9/2023 (c)	6,070	6,129

Wells Fargo & Co. (ICE LIBOR USD 3 Month + 1.23%), 1.44%, 10/31/2023 (c)	13,696	13,937

Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.66%), 0.89%, 9/9/2022 (c)	12,750	12,786

		1,036,724

Biotechnology — 0.8%

AbbVie, Inc.

(ICE LIBOR USD 3 Month + 0.35%), 0.53%, 5/21/2021 (c)	14,650	14,659

(ICE LIBOR USD 3 Month + 0.46%), 0.64%, 11/19/2021 (c)	16,300	16,341

(ICE LIBOR USD 3 Month + 0.65%), 0.83%, 11/21/2022 (c)	49,580	49,968

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	85

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Biotechnology — continued

Gilead Sciences, Inc. (ICE LIBOR USD 3 Month + 0.52%), 0.77%, 9/29/2023 (c)	5,880	5,893

		86,861

Building Products — 0.0% (a)

American Woodmark Corp. 4.88%, 3/15/2026 (b)	2,120	2,159

Griffon Corp. 5.75%, 3/1/2028	1,110	1,166

		3,325

Capital Markets — 3.5%

Credit Suisse AG (Switzerland) (SOFR + 0.39%), 0.46%, 2/2/2024 (c)	10,350	10,374

Credit Suisse Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.20%), 1.42%, 12/14/2023 (b) (c)	8,640	8,774

Goldman Sachs Group, Inc. (The)

(ICE LIBOR USD 3 Month + 1.11%), 1.33%, 4/26/2022 (c)	64,465	64,573

(ICE LIBOR USD 3 Month + 1.05%), 1.28%, 6/5/2023 (c)	56,738	57,367

(ICE LIBOR USD 3 Month + 1.00%), 1.22%, 7/24/2023 (c)	27,999	28,299

Macquarie Bank Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.45%), 0.64%, 8/6/2021 (b) (c)	4,060	4,067

Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.35%), 1.60%, 3/27/2024 (b) (c)	17,779	18,116

Morgan Stanley

(SOFR + 0.83%), 0.86%, 6/10/2022 (c)	14,925	14,951

(SOFR + 0.70%), 0.73%, 1/20/2023 (c)	20,580	20,663

(ICE LIBOR USD 3 Month + 1.40%), 1.62%, 10/24/2023 (c)	88,420	90,261

TD Ameritrade Holding Corp. (ICE LIBOR USD 3 Month + 0.43%), 0.64%, 11/1/2021 (c)	7,980	7,998

UBS Group AG (Switzerland)

(ICE LIBOR USD 3 Month + 1.78%), 2.01%, 4/14/2021 (b) (c)	3,680	3,688

(ICE LIBOR USD 3 Month + 1.22%), 1.40%, 5/23/2023 (b) (c)	28,422	28,779

(ICE LIBOR USD 3 Month + 0.95%), 1.14%, 8/15/2023 (b) (c)	19,704	19,920

		377,830

Chemicals — 0.1%

CVR Partners LP 9.25%, 6/15/2023 (b)	1,910	1,939

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued

GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (b)	1,485	1,528

INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (b)	2,435	2,472

Reichhold Industries, Inc. 9.00%, 5/1/2018 ‡ (b) (d)	5,673	—	(e)

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (b)	500	507

Venator Finance SARL

9.50%, 7/1/2025 (b)	770	870

5.75%, 7/15/2025 (b)	1,552	1,525

		8,841

Commercial Services & Supplies — 0.1%

ACCO Brands Corp. 5.25%, 12/15/2024 (b)	1,215	1,245

CoreCivic, Inc. 4.63%, 5/1/2023	2,455	2,375

ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.23%, 12/21/2065 (b) (c)	5,960	4,828

		8,448

Communications Equipment — 0.0% (a)

CommScope, Inc. 6.00%, 3/1/2026 (b)	1,870	1,966

Plantronics, Inc. 5.50%, 5/31/2023 (b)	1,200	1,207

		3,173

Construction & Engineering — 0.0% (a)

MasTec, Inc. 4.50%, 8/15/2028 (b)	1,046	1,093

Consumer Finance — 3.2%

American Express Co.

(ICE LIBOR USD 3 Month + 0.53%), 0.72%, 5/17/2021 (c)	24,720	24,735

(ICE LIBOR USD 3 Month + 0.60%), 0.80%, 11/5/2021 (c)	20,040	20,106

(ICE LIBOR USD 3 Month + 0.62%), 0.80%, 5/20/2022 (c)	32,480	32,683

American Honda Finance Corp.

(ICE LIBOR USD 3 Month + 0.35%), 0.57%, 6/11/2021 (c)	20,430	20,450

(ICE LIBOR USD 3 Month + 0.54%), 0.79%, 6/27/2022 (c)	23,720	23,863

(ICE LIBOR USD 3 Month + 0.37%), 0.57%, 5/10/2023 (c)	25,250	25,357

Caterpillar Financial Services Corp.

(ICE LIBOR USD 3 Month + 0.30%), 0.53%, 3/8/2021 (c)	16,230	16,231

Series I, (ICE LIBOR USD 3 Month + 0.39%), 0.58%, 5/17/2021 (c)	24,110	24,128

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

Ford Motor Credit Co. LLC

(ICE LIBOR USD 3 Month + 0.81%), 1.05%, 4/5/2021 (c)	23,155	23,138

(ICE LIBOR USD 3 Month + 0.88%), 1.10%, 10/12/2021 (c)	41,890	41,736

4.69%, 6/9/2025	200	213

5.13%, 6/16/2025	535	578

4.39%, 1/8/2026	2,100	2,217

4.54%, 8/1/2026	1,500	1,601

4.27%, 1/9/2027	5,350	5,658

General Motors Financial Co., Inc.

(ICE LIBOR USD 3 Month + 0.85%), 1.07%, 4/9/2021 (c)	26,100	26,119

(ICE LIBOR USD 3 Month + 1.10%), 1.29%, 11/6/2021 (c)	13,471	13,549

Harley-Davidson Financial Services, Inc. (ICE LIBOR USD 3 Month + 0.94%), 1.17%, 3/2/2021 (b) (c)	8,200	8,200

ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.48%, 12/21/2065 (b) (c)	295	246

John Deere Capital Corp.

(ICE LIBOR USD 3 Month + 0.40%), 0.63%, 6/7/2021 (c)	14,482	14,498

(ICE LIBOR USD 3 Month + 0.49%), 0.71%, 6/13/2022 (c)	12,290	12,358

		337,664

Distributors — 0.0% (a)

Wolverine Escrow LLC

9.00%, 11/15/2026 (b)	1,361	1,340

13.13%, 11/15/2027 (b)	530	440

		1,780

Diversified Financial Services — 0.1%

AIG Global Funding (ICE LIBOR USD 3 Month + 0.46%), 0.71%, 6/25/2021 (b) (c)	7,840	7,851

Sabre GLBL, Inc. 9.25%, 4/15/2025 (b)	537	637

		8,488

Diversified Telecommunication Services — 0.5%

Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (b)	1,070	1,203

CCO Holdings LLC

5.75%, 2/15/2026 (b)	22,235	22,981

5.50%, 5/1/2026 (b)	2,225	2,302

5.13%, 5/1/2027 (b)	4,500	4,714

5.00%, 2/1/2028 (b)	130	136

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

Frontier Communications Corp.

6.88%, 1/15/2025 (d)	2,067	1,090

11.00%, 9/15/2025 (d)	5,010	2,856

Intelsat Jackson Holdings SA (Luxembourg)

5.50%, 8/1/2023 (d)	8,719	5,537

8.00%, 2/15/2024 (b) (d) (f)	95	98

8.50%, 10/15/2024 (b) (d)	1,228	798

9.75%, 7/15/2025 (b) (d)	3,770	2,415

Level 3 Financing, Inc. 5.38%, 5/1/2025	1,080	1,108

Lumen Technologies, Inc.

Series T, 5.80%, 3/15/2022	4,000	4,146

5.63%, 4/1/2025	785	841

Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.00%), 1.22%, 3/16/2022 (c)	3,984	4,024

		54,249

Electric Utilities — 0.5%

NextEra Energy Capital Holdings, Inc.

(ICE LIBOR USD 3 Month + 0.55%), 0.74%, 8/28/2021 (c)	27,650	27,659

(ICE LIBOR USD 3 Month + 0.27%), 0.45%, 2/22/2023 (c)	21,250	21,258

Texas Competitive Electric Holdings Co. LLC 11.50%, 10/1/2020 ‡ (d)	5,000	4

8.50%, 10/1/2021 ‡ (d)	37,201	55

8.50%, 12/1/2021 ‡ (d)	24,805	25

		49,001

Energy Equipment & Services — 0.0% (a)

Nabors Industries Ltd. 7.25%, 1/15/2026 (b)	385	342

Nabors Industries, Inc. 5.75%, 2/1/2025	970	770

Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025 (b)	855	545

Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (g) (h) (i)	4,896	125

		1,782

Entertainment — 0.0% (a)

Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (b)	731	807

Equity Real Estate Investment Trusts (REITs) — 0.1%

GEO Group, Inc. (The)

5.13%, 4/1/2023	305	279

5.88%, 10/15/2024	3,830	2,988

RHP Hotel Properties LP 5.00%, 4/15/2023	3,350	3,357

Uniti Group LP 6.00%, 4/15/2023 (b)	15	15

VICI Properties LP 4.25%, 12/1/2026 (b)	4,299	4,434

		11,073

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	87

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food & Staples Retailing — 0.2%

7-Eleven, Inc. (ICE LIBOR USD 3 Month + 0.45%), 0.65%, 8/10/2022 (b) (c)	12,703	12,718

Albertsons Cos., Inc. 5.75%, 3/15/2025	734	757

Rite Aid Corp. 7.50%, 7/1/2025 (b)	1,313	1,376

8.00%, 11/15/2026 (b)	2,096	2,207

		17,058

Food Products — 0.6%

Campbell Soup Co. (ICE LIBOR USD 3 Month + 0.63%), 0.85%, 3/15/2021 (c)	30,905	30,911

General Mills, Inc. (ICE LIBOR USD 3 Month + 0.54%), 0.76%, 4/16/2021 (c)	30,592	30,612

Post Holdings, Inc. 5.75%, 3/1/2027 (b)	815	854

TreeHouse Foods, Inc. 6.00%, 2/15/2024 (b)	334	340

		62,717

Gas Utilities — 0.3%

CenterPoint Energy Resources Corp. (ICE LIBOR USD 3 Month + 0.50%), 0.68%, 3/2/2023 (c)	34,000	34,000

Health Care Providers & Services — 0.5%

Centene Corp. 5.38%, 6/1/2026 (b)	2,570	2,685

Encompass Health Corp. 5.75%, 9/15/2025	1,195	1,237

Envision Healthcare Corp. 8.75%, 10/15/2026 (b)	5,940	4,247

HCA, Inc.

5.38%, 2/1/2025	12,208	13,688

5.88%, 2/15/2026	15,693	18,141

Tenet Healthcare Corp.

4.88%, 1/1/2026 (b)	6,985	7,220

5.13%, 11/1/2027 (b)	2,560	2,684

		49,902

Hotels, Restaurants & Leisure — 0.2%

Boyne USA, Inc. 7.25%, 5/1/2025 (b)	980	1,020

Chukchansi Economic Development Authority 9.75%, 5/30/2020 (b) (d)	11,740	5,576

Marriott International, Inc. Series CC, (ICE LIBOR USD 3 Month + 0.65%), 0.88%, 3/8/2021 (c)	5,730	5,730

Marriott Ownership Resorts, Inc.

6.13%, 9/15/2025 (b)	735	781

6.50%, 9/15/2026	950	988

Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (b)	1,430	1,673

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (b)	1,790	1,792

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (b)	520	561

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

Vail Resorts, Inc. 6.25%, 5/15/2025 (b)	432	461

		18,582

Household Products — 0.1%

Spectrum Brands, Inc.

5.75%, 7/15/2025	4,725	4,867

5.50%, 7/15/2030 (b)	814	877

		5,744

Insurance — 1.1%

AIA Group Ltd. (Hong Kong) (ICE LIBOR USD 3 Month + 0.52%), 0.76%, 9/20/2021 (b) (c)	15,830	15,836

Jackson National Life Global Funding (SOFR + 0.60%), 0.62%, 1/6/2023 (b) (c)	57,960	58,320

MET Tower Global Funding (SOFR + 0.55%), 0.57%, 1/17/2023 (b) (c)	13,740	13,831

Metropolitan Life Global Funding I (SOFR + 0.57%), 0.60%, 1/13/2023 (b) (c)	16,850	16,960

Protective Life Global Funding (ICE LIBOR USD 3 Month + 0.52%), 0.77%, 6/28/2021 (b) (c)	11,740	11,760

		116,707

Internet & Direct Marketing Retail — 0.2%

eBay, Inc. (ICE LIBOR USD 3 Month + 0.87%), 1.08%, 1/30/2023 (c)	15,505	15,691

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (b)	2,815	3,020

		18,711

IT Services — 0.3%

International Business Machines Corp. (ICE LIBOR USD 3 Month + 0.40%), 0.59%, 5/13/2021 (c)	29,580	29,603

Leisure Products — 0.0% (a)

Vista Outdoor, Inc. 5.88%, 10/1/2023	4,934	5,012

Machinery — 0.1%

Hillman Group, Inc. (The) 6.38%, 7/15/2022 (b)	2,235	2,242

Otis Worldwide Corp. (ICE LIBOR USD 3 Month + 0.45%), 0.69%, 4/5/2023 (c)	12,320	12,323

Wabash National Corp. 5.50%, 10/1/2025 (b)	80	82

		14,647

Media — 0.3%

Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (b)	950	993

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

Charter Communications Operating LLC (ICE LIBOR USD 3 Month + 1.65%), 1.86%, 2/1/2024 (c)	3,825	3,933

Clear Channel Worldwide Holdings, Inc.

9.25%, 2/15/2024	3,163	3,293

5.13%, 8/15/2027 (b)	2,980	3,028

DISH DBS Corp.

5.00%, 3/15/2023	300	309

5.88%, 11/15/2024	10,373	10,854

Meredith Corp.

6.50%, 7/1/2025 (b)	1,870	1,992

6.88%, 2/1/2026	4,790	4,887

Nexstar Broadcasting, Inc.

5.63%, 7/15/2027 (b)	1,320	1,394

Sirius XM Radio, Inc. 5.38%, 7/15/2026 (b)	50	52

Videotron Ltd. (Canada) 5.38%, 6/15/2024 (b)	1,300	1,417

		32,152

Metals & Mining — 0.0% (a)

United States Steel Corp. 12.00%, 6/1/2025 (b)	653	784

Multiline Retail — 0.0% (a)

NMG Holding Co., Inc. (ICE LIBOR USD 3 Month + 12.00%), 13.00%, 9/25/2025 ‡ (b) (c)	5,055	5,453

Multi-Utilities — 0.3%

Sempra Energy (ICE LIBOR USD 3 Month + 0.45%), 0.67%, 3/15/2021 (c)	29,380	29,386

Oil, Gas & Consumable Fuels — 0.5%

Callon Petroleum Co. 6.25%, 4/15/2023	1,626	1,516

Chesapeake Energy Corp. 5.50%, 9/15/2026 ‡ (d)	5,690	128

Comstock Resources, Inc. 7.50%, 5/15/2025 (b)	2,285	2,382

DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.37%, 12/15/2022 (c) (g) (h)	1,545	1,344

Enbridge, Inc. (Canada) (SOFR + 0.40%), 0.43%, 2/17/2023 (c)	4,250	4,259

EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (c) (g) (h)	1,490	888

Genesis Energy LP 6.50%, 10/1/2025	55	53

Gulfport Energy Corp.

6.00%, 10/15/2024 (d)	1,510	1,383

6.38%, 5/15/2025 (d)	310	284

6.38%, 1/15/2026 (d)	1,020	935

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

MEG Energy Corp. (Canada) 6.50%, 1/15/2025 (b)	607	626

MPLX LP (ICE LIBOR USD 3 Month + 1.10%), 1.33%, 9/9/2022 (c)	4,060	4,063

Occidental Petroleum Corp.

(ICE LIBOR USD 3 Month + 1.45%), 1.64%, 8/15/2022 (c)	18,325	17,913

2.70%, 8/15/2022	887	877

PBF Holding Co. LLC 6.00%, 2/15/2028	515	327

Range Resources Corp. 4.88%, 5/15/2025	1,195	1,183

SM Energy Co.

6.13%, 11/15/2022	1,069	1,053

5.63%, 6/1/2025	1,085	1,033

Southwestern Energy Co.

6.45%, 1/23/2025 (f)	1,650	1,733

7.50%, 4/1/2026	1,463	1,540

Summit Midstream Holdings LLC 5.75%, 4/15/2025	1,000	825

Tallgrass Energy Partners LP 6.00%, 3/1/2027 (b)	575	580

Williams Cos., Inc. (The) 7.88%, 9/1/2021	3,520	3,650

		48,575

Personal Products — 0.0% (a)

ESC SANCHEZ 8.88%, 3/15/2025 ‡ (d)	3,888	—	(e)

Pharmaceuticals — 0.7%

Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	1,573	1,607

AstraZeneca plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.67%), 0.86%, 8/17/2023 (c)	12,783	12,907

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (b)	2,805	3,109

8.50%, 1/31/2027 (b)	2,408	2,664

Bausch Health Cos., Inc.

7.00%, 3/15/2024 (b)	13,791	14,090

6.13%, 4/15/2025 (b)	8,158	8,354

9.00%, 12/15/2025 (b)	8,019	8,732

Bayer US Finance II LLC (Germany) (ICE LIBOR USD 3 Month + 0.63%), 0.88%, 6/25/2021 (b) (c)	7,780	7,791

Bristol-Myers Squibb Co. (ICE LIBOR USD 3 Month + 0.38%), 0.57%, 5/16/2022 (c)	3,216	3,228

Mallinckrodt International Finance SA

5.63%, 10/15/2023 (b) (d)	790	409

5.50%, 4/15/2025 (b) (d)	7,315	3,785

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	89

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — continued

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (b)	2,465	2,650

Zoetis, Inc. (ICE LIBOR USD 3 Month + 0.44%), 0.62%, 8/20/2021 (c)	5,915	5,926

		75,252

Road & Rail — 0.1%

Avis Budget Car Rental LLC 10.50%, 5/15/2025 (b)	1,515	1,807

Hertz Corp. (The)

7.63%, 6/1/2022 (b) (d)	1,267	1,318

5.50%, 10/15/2024 (b) (d)	4,923	3,698

7.13%, 8/1/2026 (b) (d)	1,035	783

6.00%, 1/15/2028 (b) (d)	1,345	1,012

		8,618

Semiconductors & Semiconductor Equipment — 0.0% (a)

Entegris, Inc. 4.63%, 2/10/2026 (b)	2,365	2,442

Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (b)	3,195	3,299

		5,741

Specialty Retail — 0.1%

PetSmart, Inc. 7.13%, 3/15/2023 (b)	3,791	3,798

Staples, Inc. 7.50%, 4/15/2026 (b)	6,938	6,953

		10,751

Technology Hardware, Storage & Peripherals — 0.5%

Hewlett Packard Enterprise Co.

(ICE LIBOR USD 3 Month + 0.68%), 0.90%, 3/12/2021 (c)	24,630	24,634

(ICE LIBOR USD 3 Month + 0.72%), 0.96%, 10/5/2021 (c)	30,469	30,475

		55,109

Tobacco — 0.2%

BAT Capital Corp. (United Kingdom) (ICE LIBOR USD 3 Month + 0.88%), 1.07%, 8/15/2022 (c)	20,551	20,732

Trading Companies & Distributors — 0.1%

Aviation Capital Group LLC (ICE LIBOR USD 3 Month + 0.95%), 1.18%, 6/1/2021 (b) (c)	8,020	8,014

Wireless Telecommunication Services — 0.3%

Sprint Corp.

7.25%, 9/15/2021	2,045	2,104

7.88%, 9/15/2023	4,188	4,836

7.63%, 2/15/2025	19,875	23,651

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — continued

T-Mobile USA, Inc. 6.50%, 1/15/2026	5,840	6,022

		36,613

Total Corporate Bonds (Cost $3,105,068)		3,109,020

Mortgage-Backed Securities — 3.9%

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.00%, 3/25/2051 (j)
(Cost $423,698)	414,098	418,288

Asset-Backed Securities — 6.5%

ABFC Trust Series 2006-OPT2, Class A2, 0.26%, 10/25/2036 ‡ (k)	17,038	16,284

Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034 ‡ (f)	1,457	1,531

ACE Securities Corp. Home Equity Loan Trust

Series 2006-FM1, Class A2B, 0.21%, 7/25/2036 ‡ (k)	27,837	10,481

Series 2006-FM1, Class A1A, 0.27%, 7/25/2036 ‡ (k)	5,964	2,871

Series 2006-CW1, Class A2D, 0.64%, 7/25/2036 ‡ (k)	11,210	10,173

Series 2007-HE3, Class A1, 0.56%, 1/25/2037 ‡ (k)	14,180	5,115

Series 2007-WM2, Class A2B, 0.30%, 2/25/2037 ‡ (k)	5,890	3,347

Series 2007-WM2, Class A2C, 0.40%, 2/25/2037 ‡ (k)	5,479	3,149

Series 2007-WM2, Class A2D, 0.49%, 2/25/2037 ‡ (k)	5,776	3,349

Series 2007-HE5, Class A1, 0.31%, 7/25/2037 (k)	19,695	7,995

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 1.39%, 8/25/2033 ‡ (k)	450	450

Bear Stearns Asset-Backed Securities Trust Series 2004-SD1, Class M2, 5.82%, 12/25/2042 ‡ (f)	784	773

BNC Mortgage Loan Trust Series 2006-1, Class A4, 0.43%, 10/25/2036 (k)	26,141	18,471

Carrington Mortgage Loan Trust

Series 2005-NC5, Class M1, 0.84%, 10/25/2035 ‡ (k)	8,364	8,373

Series 2006-NC1, Class M2, 0.54%, 1/25/2036 ‡ (k)	18,441	16,093

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2006-NC2, Class A3, 0.27%, 6/25/2036 ‡ (k)	11,566	11,473

Series 2007-FRE1, Class A2, 0.32%, 2/25/2037 (k)	89	89

Centex Home Equity Loan Trust Series 2005-A, Class M2, 0.87%, 1/25/2035 ‡ (k)	2,652	2,591

Citibank Credit Card Issuance Trust Series 2016-A3, Class A3, 0.61%, 12/7/2023 (k)	9,605	9,638

Citigroup Mortgage Loan Trust Series 2007-AMC1, Class A1, 0.28%, 12/25/2036 ‡ (b) (k)	8,246	5,534

Countrywide Asset-Backed Certificates

Series 2006-8, Class 2A3, 0.28%, 12/25/2035 ‡ (k)	4,411	4,384

Series 2007-2, Class 2A3, 0.26%, 8/25/2037 ‡ (k)	5,644	5,571

Series 2007-8, Class 2A3, 0.31%, 11/25/2037 ‡ (k)	9,518	9,454

Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1, 0.26%, 10/25/2036 ‡ (k)	9,983	9,385

CWABS Asset-Backed Certificates Trust

Series 2006-18, Class 2A2, 0.28%, 3/25/2037 ‡ (k)	5,838	5,810

Series 2006-11, Class 3AV2, 0.28%, 9/25/2046 ‡ (k)	4,299	4,228

CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 0.94%, 3/25/2034 ‡ (k)	418	416

Discover Card Execution Note Trust Series 2017-A1, Class A1, 0.60%, 7/15/2024 (k)	8,864	8,901

FBR Securitization Trust

Series 2005-2, Class M2, 0.87%, 9/25/2035 ‡ (k)	7,880	7,873

Series 2005-5, Class M1, 0.81%, 11/25/2035 ‡ (k)	4,348	4,336

Fieldstone Mortgage Investment Trust Series 2006-2, Class 2A3, 0.39%, 7/25/2036 ‡ (k)	3,177	2,043

First Franklin Mortgage Loan Trust

Series 2006-FF8, Class IA1, 0.40%, 7/25/2036 ‡ (k)	8,108	8,022

Series 2006-FF12, Class A4, 0.26%, 9/25/2036 ‡ (k)	617	614

Series 2006-FF14, Class A5, 0.28%, 10/25/2036 ‡ (k)	16,465	16,196

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-FF13, Class A1, 0.36%, 10/25/2036 ‡ (k)	12,107	9,671

FREED ABS Trust Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (b)	2,740	2,774

Fremont Home Loan Trust

Series 2005-1, Class M4, 1.14%, 6/25/2035 ‡ (k)	1,218	1,221

Series 2006-1, Class 1A1, 0.43%, 4/25/2036 (k)	6,736	6,685

GSAA Home Equity Trust

Series 2006-1, Class A2, 0.56%, 1/25/2036 ‡ (k)	4,366	1,788

Series 2006-19, Class A2, 0.48%, 12/25/2036 ‡ (k)	3,734	1,521

Series 2007-4, Class A1, 0.22%, 3/25/2037 ‡ (k)	1,140	474

Series 2007-2, Class AF4A, 5.98%, 3/25/2037 ‡ (f)	6,838	2,765

Series 2007-5, Class 1AV1, 0.22%, 5/25/2037 ‡ (k)	6,779	3,028

Series 2007-7, Class 1A2, 0.48%, 7/25/2037 ‡ (k)	1,674	1,644

GSAMP Trust

Series 2005-WMC1, Class M1, 0.85%, 9/25/2035 ‡ (k)	2,581	2,578

Series 2006-FM1, Class A1, 0.44%, 4/25/2036 ‡ (k)	11,065	8,901

Series 2006-NC2, Class A1, 0.27%, 6/25/2036 ‡ (k)	5,899	4,235

Series 2006-FM3, Class A1, 0.26%, 11/25/2036 ‡ (k)	18,121	11,110

Series 2006-HE3, Class A2C, 0.44%, 5/25/2046 (k)	6,949	6,907

Series 2007-HE1, Class A2C, 0.27%, 3/25/2047 ‡ (k)	13,366	13,103

Home Equity Mortgage Loan Asset-Backed Trust Series 2006-C, Class 2A, 0.25%, 8/25/2036 ‡ (k)	11,029	10,538

Home Equity Mortgage Loan Asset-Backed Trust SPMD Series 2004-B, Class M2, 1.24%, 11/25/2034 ‡ (k)	706	705

HSI Asset Securitization Corp. Trust

Series 2006-HE2, Class 2A3, 0.46%, 12/25/2036 ‡ (k)	24,121	9,502

Series 2007-NC1, Class A2, 0.26%, 4/25/2037 ‡ (k)	8,384	6,776

Series 2007-NC1, Class A3, 0.30%, 4/25/2037 ‡ (k)	3,758	3,047

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	91

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2007-NC1, Class A4, 0.40%, 4/25/2037 ‡ (k)	4,926	4,027

JPMorgan Mortgage Acquisition Trust Series 2007-CH3, Class A1A, 0.29%, 3/25/2037 ‡ (k)	9,941	9,914

Long Beach Mortgage Loan Trust

Series 2004-3, Class M1, 0.97%, 7/25/2034 ‡ (k)	795	787

Series 2006-WL1, Class 2A4, 0.80%, 1/25/2046 ‡ (k)	2,419	2,413

Series 2006-2, Class 2A3, 0.50%, 3/25/2046 (k)	42,548	19,899

MASTR Asset-Backed Securities Trust

Series 2005-WF1, Class M4, 1.00%, 6/25/2035 ‡ (k)	6,719	6,713

Series 2006-HE4, Class A2, 0.34%, 11/25/2036 ‡ (k)	5,766	2,690

Series 2006-HE4, Class A3, 0.42%, 11/25/2036 ‡ (k)	7,393	3,484

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-H1, Class 1A1, 1.12%, 10/25/2037 ‡ (k)	7,101	7,130

Merrill Lynch Mortgage Investors Trust

Series 2006-RM2, Class A1A, 0.49%, 5/25/2037 ‡ (k)	13,081	5,315

Series 2006-MLN1, Class A2C, 0.29%, 7/25/2037 ‡ (k)	27,775	15,222

Morgan Stanley ABS Capital I, Inc. Trust

Series 2005-HE3, Class M4, 1.09%, 7/25/2035 ‡ (k)	969	980

Series 2007-HE1, Class A1, 0.25%, 11/25/2036 (k)	5,401	4,197

Series 2007-HE2, Class A2B, 0.21%, 1/25/2037 ‡ (k)	13,100	8,027

Series 2007-HE7, Class A2B, 1.12%, 7/25/2037 ‡ (k)	2,690	2,664

Nationstar Home Equity Loan Trust Series 2007-A, Class M3, 0.42%, 3/25/2037 (k)	1,800	1,601

New Century Home Equity Loan Trust

Series 2003-5, Class AI7, 5.15%, 11/25/2033 ‡ (k)	2	2

Series 2006-2, Class A2B, 0.28%, 8/25/2036 ‡ (k)	8,524	8,417

Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1, Class M1, 0.73%, 2/25/2036 ‡ (k)	1,354	1,349

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

NovaStar Mortgage Funding Trust

Series 2006-4, Class A2C, 0.27%, 9/25/2036 ‡ (k)	11,710	6,878

Series 2006-4, Class A2D, 0.37%, 9/25/2036 ‡ (k)	4,431	2,646

Series 2006-5, Class A2C, 0.29%, 11/25/2036 ‡ (k)	9,133	3,992

Series 2007-1, Class A1A, 0.25%, 3/25/2037 ‡ (k)	18,319	13,915

Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡ (b)	3,336	3,450

OneMain Financial Issuance Trust

Series 2018-1A, Class C, 3.77%, 3/14/2029 ‡ (b)	6,713	6,953

Series 2019-1A, Class B, 3.79%, 2/14/2031 ‡ (b)	9,495	9,785

Series 2017-1A, Class A2, 0.91%, 9/14/2032 (b) (k)	1,090	1,091

Series 2017-1A, Class C, 3.35%, 9/14/2032 ‡ (b)	3,761	3,775

Series 2017-1A, Class D, 4.52%, 9/14/2032 ‡ (b)	35,917	36,131

Option One Mortgage Loan Trust

Series 2004-3, Class M2, 0.97%, 11/25/2034 ‡ (k)	610	604

Series 2005-3, Class M2, 0.85%, 8/25/2035 (k)	1,784	1,781

Ownit Mortgage Loan Trust Series 2006-1, Class AV, 0.58%, 12/25/2035 ‡ (k)	2,970	2,953

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates

Series 2005-WHQ2, Class M2, 0.81%, 5/25/2035 ‡ (k)	1,896	1,898

Series 2005-WHQ4, Class M1, 0.82%, 9/25/2035 ‡ (k)	1,273	1,278

People’s Choice Home Loan Securities Trust Series 2005-4, Class 1A2, 0.64%, 12/25/2035 ‡ (k)	46	46

RAAC Trust Series 2007-SP2, Class A2, 0.52%, 6/25/2047 ‡ (k)	73	73

RAMP Trust Series 2005-EFC6, Class M4, 1.00%, 11/25/2035 (k)	2,540	2,419

RASC Trust

Series 2005-KS2, Class M1, 0.76%, 3/25/2035 ‡ (k)	906	900

Series 2007-KS3, Class AI3, 0.37%, 4/25/2037 ‡ (k)	2,024	2,011

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Saxon Asset Securities Trust

Series 2002-3, Class AF6, 5.41%, 5/25/2031 ‡ (f)	1,096	1,150

Series 2005-3, Class M4, 1.02%, 11/25/2035 ‡ (k)	3,380	3,145

Series 2007-1, Class A2C, 0.27%, 1/25/2047 ‡ (k)	3,916	3,877

Series 2007-3, Class 2A2, 0.44%, 9/25/2047 ‡ (k)	1,134	1,132

Securitized Asset-Backed Receivables LLC Trust

Series 2006-FR4, Class A1, 0.26%, 8/25/2036 ‡ (b) (k)	13,422	7,455

Series 2006-NC3, Class A1, 0.40%, 9/25/2036 ‡ (k)	11,059	8,245

Series 2007-HE1, Class A2B, 0.23%, 12/25/2036 (k)	7,180	2,394

Series 2007-HE1, Class A2C, 0.28%, 12/25/2036 (k)	18,240	6,159

Series 2007-HE1, Class A2D, 0.34%, 12/25/2036 ‡ (k)	6,956	2,383

Series 2007-NC2, Class A2B, 0.26%, 1/25/2037 ‡ (k)	3,625	3,230

Soundview Home Loan Trust

Series 2005-2, Class M5, 1.11%, 7/25/2035 ‡ (k)	951	965

Series 2006-1, Class A4, 0.72%, 2/25/2036 ‡ (k)	2,419	2,406

Series 2006-OPT1, Class 1A1, 0.30%, 3/25/2036 ‡ (k)	11,417	11,307

Series 2006-OPT3, Class 1A1, 0.27%, 6/25/2036 ‡ (k)	16,398	16,351

Series 2006-OPT4, Class 1A1, 0.42%, 6/25/2036 ‡ (k)	11,285	11,180

Series 2006-EQ1, Class A3, 0.28%, 10/25/2036 ‡ (k)	3,576	3,552

Series 2007-1, Class 2A3, 0.29%, 3/25/2037 ‡ (k)	200	200

Series 2007-OPT3, Class 2A3, 0.30%, 8/25/2037 ‡ (k)	4,958	4,830

Specialty Underwriting & Residential Finance Trust Series 2006-BC5, Class A1, 0.26%, 11/25/2037 (k)	4,650	4,021

Springleaf Funding Trust

Series 2017-AA, Class B, 3.10%, 7/15/2030 (b)	7,463	7,537

Series 2017-AA, Class C, 3.86%, 7/15/2030 ‡ (b)	1,943	1,966

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Structured Asset Investment Loan Trust

Series 2005-4, Class M3, 0.84%, 5/25/2035 ‡ (k)	1,351	1,351

Series 2005-HE3, Class M2, 0.85%, 9/25/2035 ‡ (k)	4,475	4,166

Series 2006-2, Class A3, 0.48%, 4/25/2036 (k)	5,896	5,855

Structured Asset Securities Corp. Mortgage Loan Trust

Series 2006-WF1, Class M6, 0.91%, 2/25/2036 (k)	3,537	3,383

Series 2006-GEL4, Class M1, 0.69%, 10/25/2036 ‡ (b) (k)	3,899	3,834

Series 2006-BC5, Class A4, 0.29%, 12/25/2036 ‡ (k)	1,480	1,453

Series 2007-WF1, Class A4, 0.32%, 2/25/2037 ‡ (k)	4,513	4,479

Terwin Mortgage Trust Series 2006-3, Class 2A2, 0.54%, 4/25/2037 (b) (k)	3,239	3,179

Towd Point Mortgage Trust

Series 2015-3, Class A4B, 3.50%, 3/25/2054 ‡ (b) (k)	3,395	3,491

Series 2015-4, Class A1B, 2.75%, 4/25/2055 (b) (k)	91	91

Series 2019-HY2, Class A1, 1.12%, 5/25/2058 ‡ (b) (k)	14,429	14,551

Total Asset-Backed Securities (Cost $681,897)		690,714

Collateralized Mortgage Obligations — 4.9%

Adjustable Rate Mortgage Trust

Series 2005-5, Class 5A1, 3.00%, 9/25/2035 (k)	3,195	2,815

Series 2005-10, Class 1A21, 2.84%, 1/25/2036 (k)	596	564

Alternative Loan Trust

Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	67	70

Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	6	6

Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	48	46

Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	236	226

Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	153	130

Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	474	467

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	93

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-J2, Class A1, 0.62%, 4/25/2036 (k)	2,981	1,291

Series 2006-24CB, Class A1, 6.00%, 8/25/2036	1,122	910

Series 2006-24CB, Class A23, 6.00%, 8/25/2036	2,021	1,639

Series 2006-25CB, Class A9, 6.00%, 10/25/2036	2,690	2,116

Series 2006-28CB, Class A17, 6.00%, 10/25/2036	487	351

Series 2006-31CB, Class A3, 6.00%, 11/25/2036	1,717	1,387

Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	382	299

Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	557	419

American Home Mortgage Assets Trust

Series 2007-4, Class A4, 0.41%, 8/25/2037 (k)	4,930	4,688

Series 2006-2, Class 2A1, 0.50%, 9/25/2046 (k)	1,185	1,149

Angel Oak Mortgage Trust Series 2020-1, Class B1, 3.76%, 12/25/2059 ‡ (b) (k)	2,907	2,936

Angel Oak Mortgage Trust I LLC

Series 2018-2, Class A2, 3.78%, 7/27/2048 (b) (k)	1,891	1,905

Series 2019-1, Class A2, 4.02%, 11/25/2048 (b) (k)	3,875	3,961

Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (b)	1,660	1,662

Arroyo Mortgage Trust

Series 2018-1, Class A1, 3.76%, 4/25/2048 (b) (k)	10,196	10,261

Series 2019-1, Class A2, 4.06%, 1/25/2049 (b) (k)	7,888	8,145

Banc of America Alternative Loan Trust Series 2006-4, Class 2A1, 6.00%, 5/25/2021	305	308

Banc of America Funding Trust

Series 2005-1, Class 1A1, 5.50%, 2/25/2035	1,167	1,204

Series 2005-B, Class 3M1, 0.79%, 4/20/2035 ‡ (k)	6,096	6,094

Series 2006-1, Class 2A1, 5.50%, 1/25/2036	287	285

Series 2006-D, Class 5A2, 3.23%, 5/20/2036 (k)	586	569

Series 2014-R7, Class 1A1, 0.27%, 5/26/2036 (b) (k)	4,431	4,322

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-R7, Class 2A1, 0.26%, 9/26/2036 (b) (k)	1,151	1,114

Series 2015-R4, Class 5A1, 0.30%, 10/25/2036 (b) (k)	9,307	9,160

Banc of America Mortgage Trust Series 2007-3, Class 1A1, 6.00%, 9/25/2037	2,148	2,153

Bear Stearns ARM Trust Series 2005-12, Class 22A1, 2.33%, 2/25/2036 (k)	3,348	3,332

Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class A1, 5.75%, 10/25/2034 (f)	2,559	2,616

Bunker Hill Loan Depositary Trust Series 2019-1, Class A2, 3.82%, 10/26/2048 (b) (f)	1,764	1,765

Chase Mortgage Finance Trust Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	782	816

CHL Mortgage Pass-Through Trust

Series 2005-21, Class A2, 5.50%, 10/25/2035	364	305

Series 2006-15, Class A1, 6.25%, 10/25/2036	1,152	812

Series 2006-20, Class 1A36, 5.75%, 2/25/2037	477	350

Series 2007-5, Class A6, 0.47%, 5/25/2037 (k)	1,348	661

Citicorp Mortgage Securities Trust Series 2007-5, Class 1A9, 6.00%, 6/25/2037	1,605	1,623

Citigroup Mortgage Loan Trust

Series 2014-11, Class 4A1, 0.17%, 7/25/2036 (b) (k)	2,210	2,134

Series 2014-10, Class 3A1, 0.53%, 7/25/2036 (b) (k)	3,305	3,237

Series 2014-12, Class 1A4, 0.38%, 8/25/2036 (b) (k)	4,412	4,384

Series 2014-10, Class 1A1, 0.26%, 11/25/2036 (b) (k)	2,684	2,551

Series 2014-10, Class 4A1, 0.30%, 2/25/2037 (b) (k)	4,763	4,574

Series 2014-12, Class 2A4, 3.03%, 2/25/2037 (b) (k)	1,124	1,127

Series 2014-C, Class A, 3.25%, 2/25/2054 (b) (k)	1,675	1,684

COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050 (b) (k)	15,739	15,925

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Connecticut Avenue Securities Trust

Series 2019-R01, Class 2M2, 2.57%, 7/25/2031 ‡ (b) (k)	18,214	18,225

Series 2019-R02, Class 1M2, 2.42%, 8/25/2031 ‡ (b) (k)	7,903	7,930

Series 2019-R03, Class 1M2, 2.27%, 9/25/2031 (b) (k)	10,879	10,896

Series 2019-R04, Class 2M2, 2.22%, 6/25/2039 ‡ (b) (k)	28,905	28,905

Series 2019-R05, Class 1M2, 2.12%, 7/25/2039 ‡ (b) (k)	24,966	24,960

Series 2019-R06, Class 2M2, 2.22%, 9/25/2039 ‡ (b) (k)	30,700	30,719

Series 2019-R07, Class 1M2, 2.22%, 10/25/2039 ‡ (b) (k)	33,366	33,366

Series 2020-R02, Class 2M1, 0.88%, 1/25/2040 (b) (k)	2,043	2,042

Series 2020-R01, Class 1M1, 0.92%, 1/25/2040 ‡ (b) (k)	3,091	3,091

Series 2020-R01, Class 1M2, 2.17%, 1/25/2040 ‡ (b) (k)	59,983	60,002

Credit Suisse First Boston Mortgage Securities Corp.

Series 2005-5, Class 1A1, 5.00%, 7/25/2020	28	28

Series 2005-7, Class 3A1, 5.00%, 8/25/2020	7	6

Series 2004-5, Class 4A1, 6.00%, 9/25/2034	889	928

Deephaven Residential Mortgage Trust

Series 2017-2A, Class A1, 2.45%, 6/25/2047 (b) (k)	728	730

Series 2019-2A, Class B1, 4.72%, 4/25/2059 ‡ (b) (k)	4,463	4,368

Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (b) (k)	8,916	8,968

Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1, 0.27%, 3/25/2037 (k)	9,426	9,362

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust

Series 2005-1, Class 2A1, 4.95%, 2/25/2020 (k)	179	178

Series 2005-1, Class 1A1, 0.62%, 2/25/2035 (k)	1,188	1,155

FHLMC STACR REMIC Trust Series 2020-DNA2, Class M1, 0.87%, 2/25/2050 (b) (k)	2,139	2,139

FHLMC STACR Trust

Series 2018-DNA2, Class M1, 0.92%, 12/25/2030 ‡ (b) (k)	2,249	2,250

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-HQA2, Class M1, 0.87%, 10/25/2048 (b) (k)	2,432	2,431

FNMA, Connecticut Avenue Securities Series 2018-C04, Class 2M2, 2.67%, 12/25/2030 (k)	5,608	5,655

GCAT Trust

Series 2019-NQM3, Class A1, 2.69%, 11/25/2059 (b) (k)	14,649	15,057

Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (b) (f)	25,426	25,970

GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 0.30%, 4/26/2037 (b) (k)	657	645

GSR Mortgage Loan Trust

Series 2006-9F, Class 9A1, 6.00%, 8/25/2021	48	47

Series 2006-2F, Class 2A1, 5.75%, 2/25/2036	1,204	1,203

Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	912	988

HarborView Mortgage Loan Trust

Series 2004-9, Class 2A, 2.88%, 12/19/2034 (k)	403	352

Series 2006-9, Class 2A1A, 0.53%, 11/19/2036 (k)	3,735	3,486

Series 2007-1, Class 2A1A, 0.24%, 3/19/2037 (k)	19,019	18,489

HomeBanc Mortgage Trust Series 2005-4, Class A1, 0.66%, 10/25/2035 (k)	3,503	3,538

Impac CMB Trust

Series 2004-6, Class 1A2, 0.90%, 10/25/2034 (k)	807	817

Series 2005-1, Class 2A1, 0.63%, 4/25/2035 (k)	7,317	7,295

JPMorgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	662	581

JPMorgan Seasoned Mortgage Trust Series 2014-1, Class A2, 0.62%, 5/25/2033 (b) (k)	6,622	6,518

Lehman Mortgage Trust Series 2006-4, Class 3A1, 5.00%, 8/25/2021	82	83

MASTR Alternative Loan Trust

Series 2004-7, Class 10A1, 6.00%, 6/25/2034	549	581

Series 2005-5, Class 3A1, 5.75%, 8/25/2035	1,984	1,436

NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 3/25/2034 (b)	1,166	1,163

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	95

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 0.34%, 12/26/2036 (b) (k)	2,183	2,155

Prime Mortgage Trust Series 2005-2, Class 2A1, 6.37%, 10/25/2032 (k)	963	990

RALI Trust

Series 2003-QS16, Class A1, 5.00%, 8/25/2018	106	39

Series 2003-QS20, Class CB, 5.00%, 11/25/2018	43	45

Series 2006-QS18, Class 3A3, 5.75%, 12/25/2021	77	75

RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 0.30%, 8/26/2036 (b) (k)	4,655	4,589

Residential Asset Securitization Trust

Series 2004-A6, Class A1, 5.00%, 8/25/2019	3	3

Series 2006-R1, Class A2, 0.52%, 1/25/2046 (k)	16,451	4,258

RFMSI Trust

Series 2005-SA2, Class 2A2, 3.47%, 6/25/2035 (k)	1,315	1,325

Series 2006-S9, Class A1, 6.25%, 9/25/2036	2,064	2,030

Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,585	1,522

Series 2006-SA4, Class 2A1, 4.74%, 11/25/2036 (k)	1,006	980

Series 2006-S12, Class 3A9, 5.75%, 12/25/2036	2,052	2,031

Series 2007-S2, Class A4, 6.00%, 2/25/2037	639	607

Series 2007-SA4, Class 3A1, 4.38%, 10/25/2037 (k)	10,127	8,736

Starwood Mortgage Residential Trust

Series 2018-IMC2, Class A2, 4.22%, 10/25/2048 (b) (k)	4,380	4,512

Series 2019-1, Class A1, 2.94%, 6/25/2049 (b) (k)	8,100	8,220

Series 2019-INV1, Class A3, 2.92%, 9/27/2049 (b) (k)	2,280	2,319

Thornburg Mortgage Securities Trust Series 2002-4, Class 3A, 2.22%, 12/25/2042 (k)	682	695

Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021 (b) (f)	2,991	2,997

Verus Securitization Trust

Series 2019-INV2, Class B1, 4.45%, 7/25/2059 ‡ (b) (k)	3,250	3,225

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-1, Class B1, 3.62%, 1/25/2060 ‡ (b) (k)	1,998	2,012

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-7, Class 1A2, 0.57%, 9/25/2035 (k)	897	756

Series 2005-8, Class 1A8, 5.50%, 10/25/2035	91	92

Total Collateralized Mortgage Obligations (Cost $504,342)		521,344

Loan Assignments — 4.8% (l)

Aerospace & Defense — 0.0% (a)

MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.87%, 10/4/2024 (c)	445	441

Spirit AeroSystems, Inc. Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 1/15/2025 (c)	1,010	1,013

TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 2.36%, 12/9/2025 (c)	3,788	3,736

		5,190

Airlines — 0.0% (a)

JetBlue Airways Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 6.25%, 6/17/2024 (c)	804	827

Auto Components — 0.1%

Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 3 Month + 4.25%), 4.39%, 5/6/2024 (c)	3,176	3,184

American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024 (c)	2,046	2,041

Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 10/1/2025 (c)	988	968

Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 1/31/2028 (c)	2,189	2,190

		8,383

Building Products — 0.1%

Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.38%, 7/31/2026 (c)	1,365	1,364

American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027 (c)	2,221	2,220

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Building Products — continued

Forterra Finance LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/25/2023 (c)	1,042	1,044

Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.11%, 11/21/2024 (c)	2,363	2,356

		6,984

Chemicals — 0.1%

Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/1/2024 (c)	5,511	5,511

Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.00%), 3.50%, 12/31/2027 (c)	2,401	2,395

INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026 (c)	1,570	1,578

Momentive Performance Materials, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.37%, 5/15/2024 (c)	3,800	3,757

Starfruit US Holdco, 1st Lien Senior Secured Term Loan (Netherlands) (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 10/1/2025 (c)	1,936	1,929

Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 9/6/2024 (c) (m)	1,050	1,049

		16,219

Commercial Services & Supplies — 0.1%

Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026 (c)	2,200	2,207

Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026 (c)	5,402	5,405

		7,612

Communications Equipment — 0.1%

API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.62%, 10/1/2026 (c)	1,925	1,925

APi Group DE, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 10/1/2026 (c)	498	500

CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 4/6/2026 (c)	5,457	5,444

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Communications Equipment — continued

Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 7/2/2025 (c)	403	400

		8,269

Construction & Engineering — 0.1%

Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.10%, 7/24/2026 (c)	2,024	2,026

Pike Corp., Delayed Draw Term Loan B

(ICE LIBOR USD 1 Month + 3.00%), 3.12%, 1/21/2028 (c)	1,040	1,039

(ICE LIBOR USD 3 Month + 3.25%), 3.25%, 1/21/2028 (c) (m)	795	795

Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.11%, 1/24/2027 (c)	3,009	3,003

		6,863

Containers & Packaging — 0.2%

Altium Packaging LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 2/3/2028 (c) (m)	2,875	2,869

Berry Plastics Corp., 1st Lien Term Loan X (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 1/19/2024 (c)	1,655	1,653

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.44%, 4/3/2024 (c)	12,044	11,830

Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/4/2027 (c)	2,183	2,185

Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/5/2026 (c)	2,300	2,291

Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 2/5/2023 (c)	1,809	1,804

		22,632

Diversified Consumer Services — 0.1%

Allied Universal Holdco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.36%, 7/10/2026 (c)	1,985	1,987

Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.50%, 5/13/2027 (c)	2,304	2,311

Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.37%, 8/24/2026 (c)	1,086	815

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	97

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Diversified Consumer Services — continued

Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.96%, 8/3/2026 (c)	1,125	1,127

St. George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.38%, 7/17/2025 (c)	4,204	4,180

		10,420

Diversified Financial Services — 0.1%

Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027 (c)	2,298	2,311

Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (c)	3,222	3,234

MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023 (c)	6,380	6,370

Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 3/21/2025 (c)	875	853

Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/17/2027 (c)	557	563

		13,331

Diversified Telecommunication Services — 0.2%

CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.36%, 3/15/2027 (c) (m)	3,452	3,438

Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (c)	5,536	5,533

Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 5/16/2024 (c)	754	755

Intelsat Jackson Holding, 1st Lien DIP Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 7/13/2022 (c)	1,874	1,901

Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023 (c)	6,340	6,429

Iridium Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 11/4/2026 (c) (m)	1,496	1,503

Numericable US LLC, 1st Lien Term Loan B (France) (ICE LIBOR USD 1 Month + 3.69%), 3.80%, 1/31/2026 (c)	3,351	3,340

		22,899

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — 0.1%

Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.50%), 4.50%, 12/10/2027 (c)	1,580	1,581

Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.75%, 2/16/2026 (c)	2,261	2,254

Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 12/15/2027 (c)	2,519	2,531

PG&E Corp., Exit Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.50%, 6/23/2025 (c) (m)	2,539	2,546

		8,912

Electrical Equipment — 0.1%

Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025 (c)	4,493	4,481

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 3/2/2027 (c)	4,719	4,724

		9,205

Entertainment — 0.1%

Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.87%, 3/1/2025 (c) (m)	2,125	2,117

Cineworld Finance US, Inc., 1st Lien Term Loan B

(3-MONTH FIXED + 7.00%), 7.00%, 5/23/2024 (c)	203	258

(ICE LIBOR USD 3 Month + 2.50%), 7.00%, 2/28/2025 (c)	1,745	1,508

Delta 2 SARL, 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024 (c)	1,765	1,754

WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.25%, 1/20/2028 (c) (m)	3,178	3,183

		8,820

Equity Real Estate Investment Trusts (REITs) — 0.0% (a)

VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 12/20/2024 (c)	3,250	3,227

Food & Staples Retailing — 0.1%

Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 4/1/2024 ‡ (c)	532	569

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Food & Staples Retailing — continued

Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024 (c)	4,292	3,659

United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.61%, 10/22/2025 (c)	1,332	1,336

Utz Quality Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 1/20/2027 (c)	1,280	1,286

		6,850

Food Products — 0.2%

Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024 (c)	1,786	1,798

B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 10/10/2026 (c) (m)	1,535	1,536

Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024 (c)	12,084	12,088

Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 3.80%, 5/23/2025 (c)	1,321	1,313

JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.11%, 5/1/2026 (c)	1,575	1,571

Shearer’s Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 9/23/2027 (c)	1,117	1,122

		19,428

Health Care Equipment & Supplies — 0.0% (a)

Avantor Funding, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 11/8/2027 (c)	2,000	2,011

Health Care Providers & Services — 0.4%

Air Medical Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/2025 (c)	1,490	1,490

Air Medical Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 3/14/2025 (c)	9,824	9,805

CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.36%, 8/31/2026 (c)	1,587	1,565

CVS Holdings I LP, Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.36%, 8/31/2026 (c)	398	392

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

DaVita, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 8/12/2026 (c)	3,027	3,018

Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 10/10/2025 (c)	11,368	9,753

Lifepoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 11/16/2025 (c)	1,558	1,559

Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 3/31/2027 (c)	1,067	1,068

PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/30/2027 (c)	1,465	1,469

Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3

(ICE LIBOR USD 3 Month + 4.00%), 4.25%, 2/14/2025 (c)	680	680

(ICE LIBOR USD 3 Month + 4.25%), 4.25%, 2/14/2025 (c)	642	641

Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 6/27/2025 (c)	1,985	1,975

Sound Inpatient Physicians Holdings LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 6.86%, 6/26/2026 (c)	537	537

Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024 (c)	1,710	1,595

U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.13%, 6/26/2026 (c)	4,378	4,359

WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 1/8/2027 (c)	4,344	4,357

		44,263

Hotels, Restaurants & Leisure — 0.2%

1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 11/19/2026 (c)	1,568	1,552

Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 12/23/2024 (c)	2,092	2,072

CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 11/4/2025 (c)	1,410	1,416

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	99

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Hotels, Restaurants & Leisure — continued

CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024 (c)	3,030	3,003

Enterprise Development Authority (The), 1st lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.00%, 2/18/2028 (c) (m)	1,915	1,925

Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 3.25%, 10/4/2023 (c)	1,196	1,185

IRB Holding Corp., 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025 (c)	3,225	3,241

(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027 (c)	905	908

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 8/14/2024 (c)	4,671	4,594

Stars Group Holdings BV, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 3 Month + 3.50%), 3.75%, 7/10/2025 (c)	737	740

Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 7/31/2026 (c)	739	739

Zaxby’s Operating Co., LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/28/2027 (c)	720	724

		22,099

Household Durables — 0.0% (a)

MI Windows and Doors, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/18/2027 (c)	450	453

Household Products — 0.0% (a)

Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 2/4/2027 (c)	2,684	2,686

Independent Power and Renewable Electricity Producers — 0.1%

Calpine Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.62%, 12/16/2027 (c)	3,107	3,099

Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 8/28/2025 (c)	2,955	2,926

		6,025

Insurance — 0.1%

Alliant Holdings I, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 5/9/2025 (c)	2,451	2,433

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.36%, 7/31/2027 (c) (m)	805	802

Asurion LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 5.25%), 5.36%, 1/31/2028 (c)	535	549

Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 11/3/2024 (c)	5,508	5,491

HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 2.97%, 4/25/2025 (c)	2,422	2,396

USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.25%, 5/16/2024 (c)	2,442	2,422

		14,093

Internet & Direct Marketing Retail — 0.1%

Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.63%, 2/19/2026 (c)	1,915	1,904

GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 10/10/2025 (c)	3,473	3,467

Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026 (c)	2,290	2,297

		7,668

IT Services — 0.1%

Ancestry.com, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 12/6/2027 (c)	1,490	1,488

RSA Security LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 12/1/2028 (c)	1,776	1,796

Virtusa Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 2/11/2028 (c) (m)	450	452

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 3/9/2027 (c)	4,169	4,161

		7,897

Leisure Products — 0.2%

Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 5/24/2027 (c) (m)	1,590	1,580

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (c) (d)	3,487	1,743

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Leisure Products — continued

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2049 (c) (d)	10,206	—	(e)

Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024 (c)	954	918

Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023 (c) (m)	565	531

Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025 (c)	3,407	3,359

UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 3.00%), 3.75%, 4/29/2026 (c) (m)	8,650	8,658

		16,789

Life Sciences Tools & Services — 0.0% (a)

Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.25%, 8/30/2024 (c)	2,828	2,837

Machinery — 0.2%

Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (c)	2,120	2,126

Gardner Denver Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 3/1/2027 (c)	537	535

Hillman Group, Inc. (The), Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.11%, 5/30/2025 (c)	2,674	2,673

Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027 (c)	2,448	2,431

Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.27%, 3/28/2025 (c)	12,032	11,817

		19,582

Media — 0.4%

Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 1/31/2026 (c)	2,979	2,943

CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.62%, 11/18/2024 (c)	1,721	1,691

Charter Communications Operating LLC, 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 1.75%), 1.87%, 2/1/2027 (c)	10,586	10,569

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 3.71%, 8/21/2026 (c)	8,697	8,452

E.W. Scripps Co., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 1/7/2028 (c) (m)	1,550	1,551

iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 5/1/2026 (c)	4,404	4,359

iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 5/1/2026 (c)	712	714

Meredith Corp., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.50%), 2.61%, 1/31/2025 (c)	3,592	3,572

(ICE LIBOR USD 3 Month + 2.50%), 2.61%, 1/31/2025 (c)	816	830

MidContinent Communications, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 8/15/2026 (c)	1,067	1,067

Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 10/4/2023 (c)	1,783	1,780

Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.37%, 1/3/2024 (c)	671	668

		38,196

Metals & Mining — 0.0% (a)

Thyssenkrupp Elevator, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 4.48%, 6/30/2027 (c)	1,661	1,674

Oil, Gas & Consumable Fuels — 0.1%

Buckeye Partners, LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 2.37%, 11/1/2026 (c)	3,275	3,271

CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 8/1/2023 (c)	681	651

Epic Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.26%, 3/2/2026 (c)	6,990	5,279

Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.11%, 5/22/2026 (c)	1,280	1,255

		10,456

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	101

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Paper & Forest Products — 0.0% (a)

Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 9/7/2027 (c)	2,509	2,510

Personal Products — 0.1%

Nestle Skin Health SA, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 10/1/2026 (c)	7,439	7,463

Pharmaceuticals — 0.3%

Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.61%, 9/26/2024 (c)	3,150	3,137

Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 5.50%), 6.50%, 9/6/2024 (c)	4,923	4,910

Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.87%, 8/1/2027 (c)	6,039	6,024

Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 6/2/2025 (c)	18,285	18,302

		32,373

Professional Services — 0.0% (a)

Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/6/2026 (c)	2,609	2,612

Nielsen Holdings PLC, Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.00%, 2/5/2028 (c) (m)	1,535	1,537

		4,149

Real Estate Management & Development — 0.0% (a)

GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 8/27/2025 (c)	1,690	1,645

Road & Rail — 0.0% (a)

Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.25%, 12/30/2026 (c)	4,268	4,271

Software — 0.3%

Ascend Learning LLC, Term Loan B

(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024 (c) (m)	4,607	4,605

(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (c)	268	268

Cloudera, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 12/22/2027 (c) (m)	2,170	2,175

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued

Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.36%, 4/22/2027 (c)	1,696	1,704

DigiCert Buyer, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.11%, 2/16/2029 (c)	445	447

Digicert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.12%, 1/1/2038 (c) (m)	610	610

Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 7/1/2024 (c)	1,277	1,281

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/25/2027 (c)	3,427	3,418

LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 4.87%, 8/31/2027 (c) (m)	2,205	2,203

Misys Group Ltd., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024 (c)	1,136	1,124

Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/1/2027 (c)	1,492	1,495

Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.61%, 6/1/2026 (c)	2,035	2,027

Qlik Technologies, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.00%), 4.15%, 4/26/2024 (c)	1,440	1,441

RealPage, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 2/18/2028 (c) (m)	1,490	1,491

Sonicwall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.68%, 5/18/2026 (c)	700	660

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 4/16/2025 (c)	1,836	1,829

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 4/16/2025 (c)	1,398	1,393

Ultimate Software Group, 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%), 4.00%, 5/4/2026 (c)	4,229	4,253

Vision Solutions, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 8/16/2024 (c) (m)	1,295	1,298

		33,722

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Specialty Retail — 0.3%

AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027 (c)	1,721	1,727

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.61%, 12/18/2026 (c) (n)	8,774	8,291

Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.25%), 4.00%, 12/28/2027 (c)	1,614	1,616

Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 2/24/2028 (c) (m)	2,135	2,132

Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.61%, 12/22/2025 (c)	13,404	12,918

Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.21%, 4/16/2026 (c)	3,708	3,632

		30,316

Technology Hardware, Storage & Peripherals — 0.1%

KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 12/22/2025 (c)	3,029	3,006

Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.46%, 5/16/2025 (c)	3,231	3,234

Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 8.46%, 5/18/2026 (c)	1,104	1,101

		7,341

Wireless Telecommunication Services — 0.0% (a)

CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027 (c)	2,204	2,219

Total Loan Assignments (Cost $503,378)		508,809

	SHARES (000)
Common Stocks — 0.5%

Aerospace & Defense — 0.0% (a)

Remington Outdoor Co., Inc. * ‡	310	—	(e)

Auto Components — 0.0% (a)

Reminco LLC * ‡	136	164

Chemicals — 0.1%

Reichhold , Inc. * ‡	9	11,958

INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — 0.0% (a)

Remington LLC * ‡	10,415	—	(e)

Communications Equipment — 0.0% (a)

Aspect Software, Inc., Class CR1 * ‡	275	—	(e)

Aspect Software, Inc., Class CR2 * ‡	111	—	(e)

Goodman Networks, Inc. * ‡	213	—	(e)

		—	(e)

Energy Equipment & Services — 0.0% (a)

Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	204	—	(e)

Equity Real Estate Investment Trusts (REITs) — 0.0% (a)

VICI Properties, Inc.	187	5,332

Food & Staples Retailing — 0.0% (a)

Moran Foods Backstop Equity * ‡	173	992

Health Care Providers & Services — 0.0% (a)

Intl Oncology Care, Inc. * ‡	158	2,104

Internet & Direct Marketing Retail — 0.1%

MYT Holding Co. * ‡	1,412	8,403

Media — 0.1%

Clear Channel Outdoor Holdings, Inc. *	711	1,224

iHeartMedia, Inc. *	265	3,732

iHeartMedia, Inc., Class A *	35	497

		5,453

Multiline Retail — 0.0% (a)

Neiman Marcus Group Restricted Equity *	5	326

Oil, Gas & Consumable Fuels — 0.2%

Battalion Oil Corp. *	19	222

California Resources Corp. *	332	8,725

Chesapeake Energy Corp. *	2	98

Denbury, Inc. *	38	1,611

EP Energy Corp. *	106	5,942

Nine Point Energy Holdings, Inc. * ‡	10,112	101

Oasis Petroleum, Inc. *	44	2,485

Penn Virginia Corp. *	37	543

Whiting Petroleum Corp. *	27	925

		20,652

Professional Services — 0.0% (a)

NMG, Inc. *	47	2,929

Specialty Retail — 0.0% (a)

Claire’s Stores, Inc. * ‡	6	1,244

Total Common Stocks (Cost $41,245)		59,557

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	103

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 0.5%

Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046 ‡ (b) (k)	3,555	3,223

Lehman Brothers Small Balance Commercial Mortgage Trust Series 2007-2A, Class 1A3, 0.39%, 6/25/2037 (b) (k)	1,296	1,288

Velocity Commercial Capital Loan Trust

Series 2014-1, Class M6, 8.00%, 9/25/2044 ‡ (b) (k)	536	538

Series 2015-1, Class M5, 7.28%, 6/25/2045 ‡ (b) (k)	2,598	2,670

Series 2016-1, Class M3, 6.81%, 4/25/2046 ‡ (b) (k)	5,056	5,043

Series 2016-1, Class M5, 8.66%, 4/25/2046 ‡ (b) (k)	5,151	5,340

Series 2016-1, Class M7, 8.66%, 4/25/2046 ‡ (b) (k)	4,748	4,673

Series 2016-2, Class M2, 4.46%, 10/25/2046 ‡ (k)	1,002	1,004

Series 2016-2, Class M3, 5.50%, 10/25/2046 ‡ (k)	1,360	1,375

Series 2016-2, Class M4, 7.23%, 10/25/2046 ‡ (k)	1,774	1,812

Series 2017-1, Class AFL, 1.37%, 5/25/2047 (b) (k)	298	298

Series 2017-1, Class M3, 5.35%, 5/25/2047 ‡ (b) (k)	2,802	2,902

Series 2017-1, Class M4, 6.40%, 5/25/2047 ‡ (b) (k)	3,231	3,317

Series 2017-1, Class M5, 7.95%, 5/25/2047 ‡ (b) (k)	2,039	2,092

Series 2017-2, Class M4, 5.00%, 11/25/2047 ‡ (b) (k)	2,920	2,896

Series 2018-1, Class M3, 4.41%, 4/25/2048 ‡ (b)	1,121	1,156

Series 2018-1, Class M4, 5.01%, 4/25/2048 ‡ (b)	782	792

Series 2018-1, Class M5, 6.26%, 4/25/2048 ‡ (b)	435	441

Series 2018-2, Class M2, 4.51%, 10/26/2048 ‡ (b) (k)	1,409	1,459

Series 2018-2, Class M3, 4.72%, 10/26/2048 ‡ (b) (k)	1,358	1,395

Series 2018-2, Class M4, 5.32%, 10/26/2048 ‡ (b) (k)	3,421	3,499

Series 2019-2, Class M1, 3.26%, 7/25/2049 ‡ (b) (k)	3,403	3,481

Total Commercial Mortgage-Backed Securities (Cost $51,384)		50,694

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Private Placements — 0.3%

Commercial Loans — 0.3%

8995 Collins LLC (ICE LIBOR USD 1 Month + 7.50%), 0.00%, 4/12/2021 ‡ (c) (d) (Cost $40,600)	40,600	31,803

Foreign Government Securities — 0.3%

Export-Import Bank of Korea (South Korea)

(ICE LIBOR USD 3 Month + 0.58%), 0.80%, 6/1/2021 (c)	15,470	15,482

(ICE LIBOR USD 3 Month + 0.53%), 0.78%, 6/25/2022 (c)	12,660	12,702

Total Foreign Government Securities (Cost $28,130)		28,184

	SHARES (000)
Convertible Preferred Stocks — 0.1%

Automobiles — 0.0% (a)

General Motors Co. 5.25%, 3/6/2032 ‡	1,533	—	(e)

General Motors Corp. — Automotive Division 1.50%, 7/15/2033 ‡	1,545	—	(e)

		—	(e)

Specialty Retail — 0.1%

Claire’s Stores, Inc. * ‡	4	7,851

Total Convertible Preferred Stocks (Cost $1,681)		7,851

Preferred Stocks — 0.1%

Automobiles — 0.0% (a)

General Motors Co. 7.38%, 10/1/2051 ‡	51	—	(e)

General Motors Corp. — Automotive Division

7.25%, 4/15/2041 ‡	170	—	(e)

7.38%, 5/15/2048 ‡	581	—	(e)

0.68%, 6/1/2049 ‡	175	—	(e)

7.25%, 2/15/2052 ‡	687	—	(e)

Motors Liquidation Co. 0.00%, 7/15/2041 ‡	505	—	(e)

		—	(e)

Banks — 0.1%

GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 5.98%, 2/15/2040 ($25 par value) (c)	156	4,038

Communications Equipment — 0.0% (a)

Goodman Networks, Inc. * ‡	253	3

Internet & Direct Marketing Retail — 0.0% (a)

MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,872	3,793

Total Preferred Stocks (Cost $7,516)		7,834

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Convertible Bonds — 0.0% (a)

Media — 0.0% (a)

DISH Network Corp. 3.38%, 8/15/2026 (Cost $982)	1,190		1,119

	NO. OF RIGHTS (000)
Rights — 0.0% (a)

Independent Power and Renewable Electricity Producers — 0.0% (a)

Vistra Corp., expiring 12/31/2049 * ‡ (Cost $—)	685		805

	NO. OF WARRANTS (000)
Warrants — 0.0% (a)

Aerospace & Defense — 0.0% (a)

Remington Outdoor Co., Inc. expiring 5/15/2022, price 1.00 USD * ‡	108		—	(e)

Diversified Telecommunication Services — 0.0% (a)

Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡	—	(e)	6

Media — 0.0% (a)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	34		—	(e)

Oil, Gas & Consumable Fuels — 0.0% (a)

Chesapeake Energy Corp. expiring 2/9/2026, price 36.18 USD *	4		73

Total Warrants (Cost $1)			79

	SHARES (000)
Closed End Funds — 0.0% (a)

Invesco Senior Income Trust (Cost $—)	—	(e)	—	(e)

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 53.5%

Certificates of Deposit — 2.0%

Credit Suisse AG (Switzerland) 0.29%, 5/28/2021	70,175		70,202

Oversea-Chinese Banking Corp. Ltd. (Singapore) 0.24%, 3/11/2021	21,000		21,001

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.29%, 7/2/2021	125,000		125,051

Total Certificates of Deposit (Cost $216,229)			216,254

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — 4.9%

Atlantic Asset Securitization LLC 0.24%, 4/8/2021 (b) (o)	16,000	15,997

Australia & New Zealand Banking Group Ltd. (Australia) 0.26%, 6/15/2021 (b) (o)	220,000	219,897

DBS Bank Ltd. (Singapore) 0.26%, 4/16/2021 (b) (o)	170,000	169,973

Fairway Finance Corp. 0.26%, 7/9/2021 (b) (o)	70,000	69,957

Versailles Commercial Paper LLC 0.23%, 3/31/2021 (b) (o)	50,000	49,994

Total Commercial Paper (Cost $525,697)		525,818

	SHARES (000)

Investment Companies — 46.0%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (p) (q) (Cost $4,901,332)	4,901,332	4,901,332

	PRINCIPAL AMOUNT ($000)

Repurchase Agreements — 0.6%

Bofa Securities, Inc., 0.47%, dated 2/26/2021, due 4/15/2021, repurchase price $65,041, collateralized by Collateralized Mortgage Obligations, 0.00% - 3.38%, due 11/15/2035 - 11/25/2052, Corporate Notes and Bonds, 7.83%, due 12/4/2023 and Sovereign Government Securities, 0.13% - 8.63%, due 4/25/2021 - 3/13/2048, with the value of $70,200. (Cost $65,000)	65,000	65,000

U.S. Treasury Obligations — 0.0% (a)

U.S. Treasury Bills 0.07%, 4/15/2021 (o) (r) (Cost $3,346)	3,347	3,347

Total Short-Term Investments (Cost $5,711,604)		5,711,751

Total Investments — 104.5% (Cost $11,101,526)		11,147,852
Liabilities in Excess of Other Assets — (4.5)%		(481,093)

NET ASSETS — 100.0%		10,666,759

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	105

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 3/25/2036 (j)	(414,098)	(428,530)

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 4.00%, 3/25/2051 (j)	(124,291)	(133,564)

TBA, 4.00%, 4/25/2051 (j)	(82,828)	(89,077)

(Proceeds received of $654,929)		(651,171)

Abbreviations

ABS	Asset-Backed Securities
DIP	Debtor-in-Possession
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2021.

(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of February 28, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	The rate shown is the effective yield as of February 28, 2021.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of February 28, 2021.
(r)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Futures contracts outstanding as of February 28, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts

U.S. Treasury 5 Year Note	414	06/2021	USD	51,440	(231)

U.S. Treasury 10 Year Note	1,862	06/2021	USD	247,908	(1,706)

					(1,937)

Short Contracts

U.S. Treasury 5 Year Note	(32)	06/2021	USD	(3,976)	21

U.S. Treasury 10 Year Note	(394)	06/2021	USD	(52,458)	476

					497

					(1,440)

Abbreviations

USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of February 28, 2021 (amounts in thousands):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	10,000	USD	12,114	Standard Chartered Bank	4/27/2021	(33)

Total unrealized depreciation						(33)

Abbreviations

EUR	Euro
USD	United States Dollar

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — buy protection(a) as of February 28, 2021 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.29	USD 14,170	2,771	(2,571)	200
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.29	USD 6,970	1,310	(1,211)	99
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.29	USD 13,370	3,973	(3,784)	189
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.29	USD 6,600	1,840	(1,746)	94
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.29	USD 13,380	3,404	(3,214)	190
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	2.33	USD 7,270	(117)	606	489
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	2.33	USD 7,000	(56)	527	471
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.33	USD 7,230	(109)	595	486
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.33	USD 7,220	(128)	614	486
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	2.33	USD 7,260	(112)	600	488
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	46.00	USD 6,900	5,854	(5,853)	1
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	46.00	USD 10,550	8,434	(8,432)	2

							27,064	(23,869)	3,195

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	107

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

Centrally Cleared Credit default swap contracts outstanding — buy protection(a) as of February 28, 2021 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.34-V1	1.00	Quarterly	12/20/2025	1.93	USD 127,100	7,635	(2,479)	5,156

CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.09	USD 20,200	(884)	(989)	(1,873)
CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.09	USD 20,200	(996)	(877)	(1,873)
CDX.NA.IG.34-V1	1.00	Quarterly	6/20/2025	0.63	USD 184,330	(209)	(3,041)	(3,250)
iTraxx.Europe.Main.34-V1	1.00	Quarterly	12/20/2025	0.51	EUR 344,000	(7,411)	(3,183)	(10,594)

						(9,500)	(8,090)	(17,590)

						(1,865)	(10,569)	(12,434)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total return swap contracts outstanding as of February 28, 2021 (amounts in thousands):

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	FREQUENCY OF PAYMENTS MADE/ RECEIVED	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	1/12/2042	USD 73,590	—	(100)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2042	USD 71,780	—	(98)
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2041	USD 93,720	—	(49)
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	1/12/2041	USD 109,972	—	(57)

							—	(304)

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Abbreviations

ABX	Asset-Backed Securities Index
CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of February 28, 2021 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding — buy protection	27,064	3,195

Liabilities
OTC Total return swap contracts outstanding	—	(304)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	109

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 52.3%

Aerospace & Defense — 0.6%

Airbus SE (France) 3.15%, 4/10/2027 (a)	500	534

Boeing Co. (The)

1.17%, 2/4/2023	2,000	2,008

3.55%, 3/1/2038	500	494

Lockheed Martin Corp. 3.80%, 3/1/2045	250	287

Northrop Grumman Corp. 3.85%, 4/15/2045	250	280

Raytheon Technologies Corp. 4.15%, 5/15/2045	300	348

Triumph Group, Inc. 8.88%, 6/1/2024 (a)	3	3

		3,954

Air Freight & Logistics — 0.3%

FedEx Corp.

3.40%, 1/14/2022	500	513

3.40%, 2/15/2028	500	553

4.10%, 2/1/2045	500	547

United Parcel Service, Inc. 3.40%, 9/1/2049	300	323

		1,936

Airlines — 0.1%

Delta Air Lines, Inc. 3.80%, 4/19/2023	500	513

Auto Components — 0.0% (b)

Adient US LLC 7.00%, 5/15/2026 (a)	80	86

American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	89	92

Clarios Global LP 6.75%, 5/15/2025 (a)	14	15

Cooper-Standard Automotive, Inc.

13.00%, 6/1/2024 (a)	30	34

5.63%, 11/15/2026 (a)	35	31

Tenneco, Inc. 5.00%, 7/15/2026	10	9

		267

Automobiles — 1.3%

BMW US Capital LLC (Germany) 3.10%, 4/12/2021 (a)	1,000	1,003

Daimler Finance North America LLC (Germany)

2.85%, 1/6/2022 (a)	500	511

0.75%, 3/1/2024 (a)	2,000	2,003

Ford Motor Co. 8.50%, 4/21/2023	18	20

Hyundai Capital America

2.85%, 11/1/2022 (a)	1,750	1,805

2.65%, 2/10/2025 (a)	1,000	1,039

Nissan Motor Acceptance Corp.

1.90%, 9/14/2021 (a)	750	754

2.65%, 7/13/2022 (a)	750	767

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — continued

Volkswagen Group of America Finance LLC (Germany) 2.50%, 9/24/2021 (a)	800	809

		8,711

Banks — 9.7%

Banco Santander SA (Spain)

3.85%, 4/12/2023	400	428

4.38%, 4/12/2028	400	460

Bank of America Corp.

Series L, 3.95%, 4/21/2025	500	553

(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	750	816

(ICE LIBOR USD 3 Month + 1.18%), 3.19%, 7/23/2030 (c)	1,500	1,623

(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (c)	500	591

(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,250	1,212

(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048 (c)	250	306

Bank of Nova Scotia (The) (Canada)

0.55%, 9/15/2023	1,500	1,506

1.30%, 6/11/2025	1,000	1,008

Barclays plc (United Kingdom)

3.65%, 3/16/2025	750	813

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.64%, 6/24/2031 (c)	1,250	1,261

BNP Paribas SA (France)

2.95%, 5/23/2022 (a)	200	206

(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	1,000	1,037

(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (c)	1,000	999

Canadian Imperial Bank of Commerce (Canada) 0.95%, 6/23/2023	1,500	1,517

Capital One Bank USA NA (SOFR + 0.91%), 2.28%, 1/28/2026 (c)	500	516

Citigroup, Inc.

(SOFR + 1.67%), 1.68%, 5/15/2024 (c)	750	769

5.50%, 9/13/2025	1,000	1,182

(SOFR + 1.42%), 2.98%, 11/5/2030 (c)	500	530

(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	1,500	1,537

6.63%, 6/15/2032	320	436

(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048 (c)	300	365

Cooperatieve Rabobank UA (Netherlands)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.34%, 6/24/2026 (a) (c)	1,250	1,258

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027 (a) (c)	750	745

Credit Agricole SA (France)

3.38%, 1/10/2022 (a)	1,700	1,745

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	750	770

Discover Bank 3.35%, 2/6/2023	1,000	1,053

HSBC Holdings plc (United Kingdom)

(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	1,000	1,011

(SOFR + 1.93%), 2.10%, 6/4/2026 (c)	1,000	1,031

(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	750	753

(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	1,000	1,034

(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	500	497

ING Groep NV (Netherlands)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (c)	1,000	1,004

4.05%, 4/9/2029	750	861

Korea Development Bank (The) (South Korea) 3.38%, 3/12/2023	750	794

Lloyds Banking Group plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	1,500	1,516

4.38%, 3/22/2028	750	864

Mitsubishi UFJ Financial Group, Inc. (Japan)

2.67%, 7/25/2022	750	774

2.19%, 2/25/2025	750	780

3.20%, 7/18/2029	750	816

2.05%, 7/17/2030	500	498

Mizuho Financial Group, Inc. (Japan)

2.95%, 2/28/2022	750	770

2.84%, 9/13/2026	500	541

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	750	742

(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (c)	500	526

(ICE LIBOR USD 3 Month + 1.27%), 1.98%, 9/8/2031 (c)	500	488

Natwest Group plc (United Kingdom)

3.88%, 9/12/2023	1,000	1,079

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	500	548

Royal Bank of Canada (Canada) 1.15%, 6/10/2025	1,000	1,005

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Societe Generale SA (France) 1.38%, 7/8/2025 (a)	1,000	1,005

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.78%, 7/12/2022	1,000	1,033

1.47%, 7/8/2025	750	762

3.54%, 1/17/2028	500	557

2.72%, 9/27/2029	500	525

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.80%, 9/12/2023 (a)	1,000	1,010

Toronto-Dominion Bank (The) (Canada) 0.45%, 9/11/2023	3,000	3,006

Truist Bank 3.00%, 2/2/2023	750	787

Truist Financial Corp.

2.70%, 1/27/2022	750	765

1.20%, 8/5/2025	750	759

(SOFR + 0.61%), 1.27%, 3/2/2027 (c)	750	754

1.13%, 8/3/2027	750	737

Wells Fargo & Co.

2.63%, 7/22/2022	3,000	3,095

(SOFR + 1.60%), 1.65%, 6/2/2024 (c)	1,000	1,025

3.00%, 2/19/2025	500	537

(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	750	779

(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	1,000	1,026

Wells Fargo Bank NA

3.55%, 8/14/2023	1,000	1,077

6.60%, 1/15/2038	300	437

Westpac Banking Corp. (Australia)

2.00%, 1/13/2023	1,000	1,032

2.65%, 1/16/2030	500	538

		64,420

Beverages — 1.2%

Anheuser-Busch Cos. LLC (Belgium)

4.70%, 2/1/2036	1,000	1,201

4.90%, 2/1/2046	500	601

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.15%, 1/23/2025	500	558

4.90%, 1/23/2031	1,000	1,224

Coca-Cola Co. (The)

1.45%, 6/1/2027	500	503

2.60%, 6/1/2050	500	473

Constellation Brands, Inc. 3.70%, 12/6/2026	500	561

Keurig Dr Pepper, Inc. 3.40%, 11/15/2025	500	549

PepsiCo, Inc.

0.75%, 5/1/2023	1,000	1,009

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	111

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Beverages — continued

3.00%, 10/15/2027	500	550

1.40%, 2/25/2031	500	479

		7,708

Biotechnology — 0.5%

AbbVie, Inc. 4.25%, 11/21/2049	1,000	1,154

Amgen, Inc. 4.40%, 5/1/2045	875	1,044

Gilead Sciences, Inc. 3.50%, 2/1/2025	500	544

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	750	711

		3,453

Building Products — 0.5%

Carrier Global Corp. 2.70%, 2/15/2031	500	515

CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	500	550

Griffon Corp. 5.75%, 3/1/2028	40	42

Johnson Controls International plc

1.75%, 9/15/2030	750	731

4.50%, 2/15/2047	350	433

Masco Corp. 1.50%, 2/15/2028	1,000	985

		3,256

Capital Markets — 4.3%

Bank of New York Mellon Corp. (The)

(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (c)	750	771

0.75%, 1/28/2026	1,500	1,483

BlackRock, Inc. 3.25%, 4/30/2029 (a)	500	561

Brookfield Finance, Inc. (Canada) 3.90%, 1/25/2028	500	564

Cboe Global Markets, Inc. 3.65%, 1/12/2027	1,000	1,123

Charles Schwab Corp. (The) 3.25%, 5/22/2029	500	556

CME Group, Inc. 3.00%, 3/15/2025	500	540

Credit Suisse AG (Switzerland)

3.00%, 10/29/2021	700	712

2.10%, 11/12/2021	750	760

1.00%, 5/5/2023	1,000	1,013

Credit Suisse Group AG (Switzerland)

(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (c)	500	493

(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (c)	500	553

Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	300	448

Deutsche Bank AG (Germany)

3.95%, 2/27/2023	1,000	1,060

(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	500	515

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

E*TRADE Financial Corp. 2.95%, 8/24/2022	750	777

Goldman Sachs Group, Inc. (The)

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	1,000	1,030

(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (c)	750	845

2.60%, 2/7/2030	500	521

5.15%, 5/22/2045	1,300	1,712

Intercontinental Exchange, Inc.

2.10%, 6/15/2030	500	494

2.65%, 9/15/2040	500	478

Lehman Brothers Holdings, Inc.

Zero Coupon, 8/21/2009 (d)	1,350	14

0.00%, 5/25/2049 (d)	850	8

Moody’s Corp. 2.55%, 8/18/2060	500	418

Morgan Stanley

3.70%, 10/23/2024	750	828

(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	500	520

(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)	750	842

(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (c)	750	878

(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (c)	500	584

(SOFR + 1.43%), 2.80%, 1/25/2052 (c)	500	476

Nomura Holdings, Inc. (Japan) 3.10%, 1/16/2030	1,000	1,049

Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	500	543

Owl Rock Capital Corp. 4.00%, 3/30/2025	1,000	1,056

S&P Global, Inc. 1.25%, 8/15/2030	750	709

TD Ameritrade Holding Corp. 2.95%, 4/1/2022	500	512

UBS Group AG (Switzerland)

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	1,000	1,035

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	2,000	1,993

		28,474

Chemicals — 0.8%

Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (a)	750	794

Dow Chemical Co. (The) 4.38%, 11/15/2042	750	878

Ecolab, Inc. 1.30%, 1/30/2031	1,000	941

INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (a)	200	203

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Chemicals — continued

Nutrition & Biosciences, Inc. 1.23%, 10/1/2025 (a)	1,750	1,742

PPG Industries, Inc. 3.20%, 3/15/2023	750	789

Reichhold Industries, Inc. 9.00%, 5/1/2018 ‡ (a) (d)	283	—

Venator Finance SARL

9.50%, 7/1/2025 (a)	25	28

5.75%, 7/15/2025 (a)	59	58

		5,433

Commercial Services & Supplies — 0.3%

ACCO Brands Corp. 5.25%, 12/15/2024 (a)	35	36

CoreCivic, Inc. 4.63%, 5/1/2023	225	218

Republic Services, Inc.

2.30%, 3/1/2030	500	511

1.45%, 2/15/2031	500	470

Waste Management, Inc. 3.15%, 11/15/2027	750	829

		2,064

Communications Equipment — 0.0% (b)

CommScope, Inc. 6.00%, 3/1/2026 (a)	55	58

Construction & Engineering — 0.0% (b)

MasTec, Inc. 4.50%, 8/15/2028 (a)	31	32

Consumer Finance — 3.4%

AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	500	520

American Express Co.

3.40%, 2/27/2023	750	793

3.70%, 8/3/2023	1,500	1,615

3.13%, 5/20/2026	500	550

American Honda Finance Corp.

3.38%, 12/10/2021	500	512

0.88%, 7/7/2023	2,000	2,021

1.00%, 9/10/2025	1,000	996

Capital One Financial Corp.

3.20%, 1/30/2023	500	525

3.65%, 5/11/2027	750	835

Caterpillar Financial Services Corp.

2.85%, 6/1/2022	500	516

0.65%, 7/7/2023	2,000	2,015

0.90%, 3/2/2026	1,000	989

Discover Financial Services 4.10%, 2/9/2027	500	565

Ford Motor Credit Co. LLC

3.22%, 1/9/2022	750	758

2.98%, 8/3/2022	750	758

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

4.38%, 8/6/2023	500	523

3.81%, 1/9/2024	500	515

4.54%, 8/1/2026	200	214

4.27%, 1/9/2027	250	264

General Motors Financial Co., Inc.

3.15%, 6/30/2022	1,000	1,031

4.00%, 1/15/2025	1,000	1,092

3.85%, 1/5/2028	750	822

Hyundai Capital Services, Inc. (South Korea) 3.00%, 3/6/2022 (a)	500	511

John Deere Capital Corp.

0.55%, 7/5/2022	2,000	2,009

3.35%, 6/12/2024	500	545

Toyota Motor Credit Corp. 1.15%, 8/13/2027	1,000	984

		22,478

Containers & Packaging — 0.1%

Bemis Co., Inc. 3.10%, 9/15/2026	500	543

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	85	85

		628

Distributors — 0.0% (b)

Wolverine Escrow LLC

9.00%, 11/15/2026 (a)	50	49

13.13%, 11/15/2027 (a)	20	17

		66

Diversified Financial Services — 1.1%

National Rural Utilities Cooperative Finance Corp.

0.35%, 2/8/2024	2,000	1,997

1.00%, 6/15/2026	750	743

Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	15	18

Shell International Finance BV (Netherlands)

0.38%, 9/15/2023	3,000	3,000

2.38%, 11/7/2029	750	772

Siemens Financieringsmaatschappij NV (Germany)

3.13%, 3/16/2024 (a)	500	538

4.20%, 3/16/2047 (a)	300	363

		7,431

Diversified Telecommunication Services — 1.5%

AT&T, Inc.

1.65%, 2/1/2028	1,000	983

2.75%, 6/1/2031	500	507

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	113

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

3.50%, 9/15/2053 (a)	1,445	1,326

3.55%, 9/15/2055 (a)	412	378

3.65%, 9/15/2059 (a)	82	76

3.50%, 2/1/2061	500	449

CCO Holdings LLC

5.75%, 2/15/2026 (a)	600	620

5.13%, 5/1/2027 (a)	355	372

Frontier Communications Corp. 11.00%, 9/15/2025 (d)	250	142

Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 8/1/2023 (d)	581	369

Verizon Communications, Inc.

3.50%, 11/1/2024	1,776	1,942

3.38%, 2/15/2025	69	75

1.50%, 9/18/2030	1,000	943

4.40%, 11/1/2034	500	593

4.27%, 1/15/2036	577	672

5.01%, 4/15/2049	49	62

2.99%, 10/30/2056 (a)	520	469

		9,978

Electric Utilities — 2.9%

Alabama Power Co. 3.75%, 3/1/2045	300	335

Appalachian Power Co. 6.38%, 4/1/2036	300	412

Commonwealth Edison Co. 3.70%, 3/1/2045	300	333

DTE Electric Co. 3.70%, 3/15/2045	300	336

Duke Energy Carolinas LLC

6.00%, 1/15/2038	435	610

3.75%, 6/1/2045	300	334

Duke Energy Corp. 1.80%, 9/1/2021	750	755

Duke Energy Florida LLC 1.75%, 6/15/2030	750	737

Duke Energy Progress LLC 2.50%, 8/15/2050	500	452

Eversource Energy

Series Q, 0.80%, 8/15/2025	1,500	1,478

Series M, 3.30%, 1/15/2028	500	551

3.45%, 1/15/2050	300	319

Exelon Corp. 3.50%, 6/1/2022	2,001	2,073

Georgia Power Co. Series B, 3.70%, 1/30/2050	300	320

Gulf Power Co. Series A, 3.30%, 5/30/2027	500	554

MidAmerican Energy Co. 3.10%, 5/1/2027	500	552

Nevada Power Co. Series DD, 2.40%, 5/1/2030	500	518

New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	500	544

NextEra Energy Capital Holdings, Inc.

2.40%, 9/1/2021	2,000	2,021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

2.90%, 4/1/2022	2,000	2,056

2.25%, 6/1/2030	500	505

Potomac Electric Power Co. 4.15%, 3/15/2043	250	297

Public Service Co. of Colorado 1.88%, 6/15/2031	500	496

Public Service Electric and Gas Co. 3.00%, 5/15/2027	500	546

Xcel Energy, Inc.

0.50%, 10/15/2023	1,500	1,503

3.35%, 12/1/2026	500	552

		19,189

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc. 4.00%, 4/1/2025	500	543

Energy Equipment & Services — 0.0% (b)

Halliburton Co. 3.50%, 8/1/2023	14	15

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	15	13

		28

Entertainment — 0.4%

Electronic Arts, Inc. 1.85%, 2/15/2031	535	522

Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	24	27

Walt Disney Co. (The) 6.40%, 12/15/2035	1,275	1,871

		2,420

Equity Real Estate Investment Trusts (REITs) — 0.7%

American Tower Corp.

2.10%, 6/15/2030	500	491

3.10%, 6/15/2050	500	473

AvalonBay Communities, Inc. 2.30%, 3/1/2030	250	256

Boston Properties LP

3.20%, 1/15/2025	250	269

2.75%, 10/1/2026	500	535

Crown Castle International Corp.

1.35%, 7/15/2025	1,000	1,006

2.90%, 4/1/2041	500	470

GEO Group, Inc. (The)

5.13%, 4/1/2023	120	110

5.88%, 10/15/2024	30	23

Kimco Realty Corp. 4.25%, 4/1/2045	350	392

RHP Hotel Properties LP 5.00%, 4/15/2023	200	200

VICI Properties LP 4.25%, 12/1/2026 (a)	60	62

		4,287

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food & Staples Retailing — 1.2%

7-Eleven, Inc. 0.95%, 2/10/2026 (a)	1,000	985

Costco Wholesale Corp. 1.75%, 4/20/2032	750	735

CVS Pass-Through Trust 7.51%, 1/10/2032 (a)	540	682

Kroger Co. (The) 2.20%, 5/1/2030	1,000	1,010

Rite Aid Corp.

7.50%, 7/1/2025 (a)	14	15

8.00%, 11/15/2026 (a)	20	21

Sysco Corp.

3.55%, 3/15/2025	500	548

5.95%, 4/1/2030	1,250	1,601

Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	500	550

Walmart, Inc.

3.25%, 7/8/2029	1,000	1,117

4.05%, 6/29/2048	350	429

		7,693

Food Products — 1.0%

Conagra Brands, Inc. 4.30%, 5/1/2024	500	554

General Mills, Inc. 3.00%, 2/1/2051 (a)	501	486

Hershey Co. (The) 0.90%, 6/1/2025	500	502

Hormel Foods Corp. 1.80%, 6/11/2030	500	494

Kellogg Co.

3.40%, 11/15/2027	500	558

2.10%, 6/1/2030	500	501

Mondelez International, Inc.

0.63%, 7/1/2022	2,000	2,008

1.50%, 2/4/2031	500	470

Tyson Foods, Inc. 3.95%, 8/15/2024	250	276

Unilever Capital Corp. (United Kingdom)

2.60%, 5/5/2024	500	532

1.38%, 9/14/2030	500	480

		6,861

Gas Utilities — 0.8%

CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	2,000	1,998

East Ohio Gas Co. (The) 2.00%, 6/15/2030 (a)	500	496

Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	2,000	2,120

KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	500	534

		5,148

Health Care Equipment & Supplies — 0.5%

Abbott Laboratories

3.88%, 9/15/2025	1,000	1,119

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Equipment & Supplies — continued

1.15%, 1/30/2028	500	488

Stryker Corp. 1.15%, 6/15/2025	750	753

Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	750	795

		3,155

Health Care Providers & Services — 1.7%

Aetna, Inc. 3.50%, 11/15/2024	500	547

Centene Corp. 5.38%, 6/1/2026 (a)	200	209

Cigna Corp. 2.40%, 3/15/2030	1,000	1,015

CVS Health Corp.

3.70%, 3/9/2023	273	291

4.30%, 3/25/2028	261	300

1.75%, 8/21/2030	1,000	964

5.05%, 3/25/2048	1,000	1,263

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	25	18

HCA, Inc. 5.38%, 2/1/2025	700	785

Humana, Inc. 3.95%, 3/15/2027	500	568

Laboratory Corp. of America Holdings 3.20%, 2/1/2022	500	513

Quest Diagnostics, Inc.

3.50%, 3/30/2025	500	547

2.80%, 6/30/2031	500	526

Tenet Healthcare Corp. 4.88%, 1/1/2026 (a)	50	52

UnitedHealth Group, Inc.

2.38%, 8/15/2024	2,000	2,123

2.88%, 8/15/2029	600	650

4.63%, 7/15/2035	250	316

4.75%, 7/15/2045	500	644

		11,331

Hotels, Restaurants & Leisure — 0.4%

Boyne USA, Inc. 7.25%, 5/1/2025 (a)	25	26

Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (a)	21	22

McDonald’s Corp.

3.50%, 3/1/2027	500	557

4.60%, 5/26/2045	300	369

Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (a)	41	48

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	35	35

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	16	17

Starbucks Corp. 1.30%, 5/7/2022	1,250	1,264

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	115

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	12	13

		2,351

Household Durables — 0.2%

DR Horton, Inc. 1.40%, 10/15/2027	1,000	990

Household Products — 0.2%

Clorox Co. (The) 1.80%, 5/15/2030	500	493

Kimberly-Clark Corp. 3.90%, 5/4/2047	350	421

Spectrum Brands, Inc.

5.75%, 7/15/2025	125	129

5.50%, 7/15/2030 (a)	22	24

		1,067

Industrial Conglomerates — 0.5%

Honeywell International, Inc.

1.85%, 11/1/2021	500	505

0.48%, 8/19/2022	2,000	2,003

2.50%, 11/1/2026	400	431

1.95%, 6/1/2030	500	506

		3,445

Insurance — 1.5%

Aflac, Inc. 3.63%, 6/15/2023	400	430

Allstate Corp. (The) 5.55%, 5/9/2035	400	564

American International Group, Inc. 4.50%, 7/16/2044	500	600

Aon plc 4.25%, 12/12/2042	275	314

Berkshire Hathaway Finance Corp. 2.85%, 10/15/2050	500	486

Chubb INA Holdings, Inc.

3.15%, 3/15/2025	500	543

1.38%, 9/15/2030	750	713

Hartford Financial Services Group, Inc. (The)

2.80%, 8/19/2029	500	530

4.40%, 3/15/2048	550	673

Lincoln National Corp. 4.00%, 9/1/2023	250	271

MetLife, Inc. 4.05%, 3/1/2045	300	356

Metropolitan Life Global Funding I

0.90%, 6/8/2023 (a)	1,500	1,517

0.95%, 7/2/2025 (a)	750	747

Principal Life Global Funding II 1.25%, 6/23/2025 (a)	750	755

Protective Life Global Funding 1.74%, 9/21/2030 (a)	500	485

Willis North America, Inc. 3.60%, 5/15/2024	1,000	1,087

		10,071

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Interactive Media & Services — 0.2%

Alphabet, Inc. 2.25%, 8/15/2060	500	423

Baidu, Inc. (China) 2.88%, 7/6/2022	1,000	1,024

		1,447

Internet & Direct Marketing Retail — 0.5%

Alibaba Group Holding Ltd. (China) 4.00%, 12/6/2037	500	554

Amazon.com, Inc.

1.20%, 6/3/2027	500	498

4.80%, 12/5/2034	800	1,037

4.25%, 8/22/2057	400	499

eBay, Inc. 3.60%, 6/5/2027	500	559

		3,147

IT Services — 1.1%

Automatic Data Processing, Inc. 1.25%, 9/1/2030	750	715

Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	650	665

Fidelity National Information Services, Inc. 1.15%, 3/1/2026	1,000	996

Global Payments, Inc. 1.20%, 3/1/2026	500	496

International Business Machines Corp.

1.70%, 5/15/2027	750	760

4.15%, 5/15/2039	400	471

Mastercard, Inc.

2.95%, 11/21/2026	500	547

3.65%, 6/1/2049	500	567

PayPal Holdings, Inc. 2.85%, 10/1/2029	1,000	1,070

Visa, Inc. 4.30%, 12/14/2045	1,000	1,253

		7,540

Leisure Products — 0.1%

Hasbro, Inc. 3.90%, 11/19/2029	500	550

Vista Outdoor, Inc. 5.88%, 10/1/2023	42	43

		593

Life Sciences Tools & Services — 0.2%

Agilent Technologies, Inc.

3.05%, 9/22/2026	750	815

2.10%, 6/4/2030	500	502

		1,317

Machinery — 0.2%

Snap-on, Inc. 3.25%, 3/1/2027	500	550

Xylem, Inc. 1.95%, 1/30/2028	1,000	1,023

		1,573

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — 1.6%

Charter Communications Operating LLC (ICE LIBOR USD 3 Month + 1.65%), 1.86%, 2/1/2024 (c)	85	87

Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	65	68

Comcast Corp.

3.15%, 2/15/2028	500	547

4.40%, 8/15/2035	900	1,089

4.50%, 1/15/2043	250	307

3.45%, 2/1/2050	800	848

2.65%, 8/15/2062	500	441

Cox Communications, Inc.

3.25%, 12/15/2022 (a)	3,000	3,146

3.85%, 2/1/2025 (a)	500	550

1.80%, 10/1/2030 (a)	500	478

Discovery Communications LLC 4.13%, 5/15/2029	500	566

DISH DBS Corp. 5.88%, 11/15/2024	293	307

Meredith Corp.

6.50%, 7/1/2025 (a)	50	53

6.88%, 2/1/2026	70	72

ViacomCBS, Inc.

4.25%, 9/1/2023	1,250	1,351

4.20%, 5/19/2032	500	575

Videotron Ltd. (Canada) 5.38%, 6/15/2024 (a)	225	245

		10,730

Metals & Mining — 0.0% (b)

United States Steel Corp. 12.00%, 6/1/2025 (a)	19	23

Multiline Retail — 0.2%

NMG Holding Co., Inc. (ICE LIBOR USD 3 Month + 12.00%), 13.00%, 9/25/2025 ‡ (a) (c)	69	74

Target Corp.

2.35%, 2/15/2030	750	783

3.63%, 4/15/2046	300	347

		1,204

Multi-Utilities — 1.1%

Berkshire Hathaway Energy Co. 3.80%, 7/15/2048	500	556

Consolidated Edison Co. of New York, Inc.

4.45%, 3/15/2044	250	297

Series 20B, 3.95%, 4/1/2050	350	397

4.63%, 12/1/2054	350	432

Dominion Energy, Inc.

Series C, 4.90%, 8/1/2041	250	313

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued

4.70%, 12/1/2044	250	307

DTE Energy Co.

Series H, 0.55%, 11/1/2022	2,000	2,004

Series C, 3.50%, 6/1/2024	300	325

NiSource, Inc. 1.70%, 2/15/2031	1,000	953

San Diego Gas & Electric Co. Series TTT, 4.10%, 6/15/2049	500	587

Sempra Energy 3.80%, 2/1/2038	500	553

Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	750	722

		7,446

Oil, Gas & Consumable Fuels — 2.3%

BP Capital Markets America, Inc.

1.75%, 8/10/2030	1,000	965

2.94%, 6/4/2051	500	457

BP Capital Markets plc (United Kingdom) 3.81%, 2/10/2024	500	546

Chesapeake Energy Corp. 5.50%, 9/15/2026 ‡ (d)	130	3

Chevron USA, Inc. 0.69%, 8/12/2025	1,750	1,729

Comstock Resources, Inc. 7.50%, 5/15/2025 (a)	38	40

Crestwood Midstream Partners LP 5.63%, 5/1/2027 (a)	60	59

Energy Transfer Operating LP 5.15%, 3/15/2045	300	317

Enterprise Products Operating LLC 7.55%, 4/15/2038	385	573

Exxon Mobil Corp. 2.44%, 8/16/2029	500	522

Gulfport Energy Corp.

6.38%, 5/15/2025 (d)	8	7

6.38%, 1/15/2026 (d)	30	28

Kinder Morgan, Inc. 5.05%, 2/15/2046	300	348

Marathon Petroleum Corp. 3.63%, 9/15/2024	1,000	1,088

MPLX LP 1.75%, 3/1/2026	1,500	1,511

Occidental Petroleum Corp. 2.70%, 8/15/2022	14	14

PBF Holding Co. LLC 6.00%, 2/15/2028	20	13

Phillips 66 4.65%, 11/15/2034	250	296

Phillips 66 Partners LP

3.61%, 2/15/2025	500	538

3.75%, 3/1/2028	500	537

Range Resources Corp. 9.25%, 2/1/2026	40	43

Reliance Industries Ltd. (India) 4.13%, 1/28/2025 (a)	500	549

Southwestern Energy Co. 7.50%, 4/1/2026	41	43

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	117

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Sunoco Logistics Partners Operations LP 4.00%, 10/1/2027	500	545

Tallgrass Energy Partners LP 6.00%, 3/1/2027 (a)	25	25

TransCanada PipeLines Ltd. (Canada) 6.10%, 6/1/2040	345	454

Valero Energy Corp.

1.20%, 3/15/2024	1,500	1,513

3.40%, 9/15/2026	750	805

Valero Energy Partners LP 4.50%, 3/15/2028	500	565

Williams Cos., Inc. (The)

7.88%, 9/1/2021	20	21

4.00%, 9/15/2025	500	555

2.60%, 3/15/2031	500	500

		15,209

Paper & Forest Products — 0.1%

Georgia-Pacific LLC 3.16%, 11/15/2021 (a)	500	508

Personal Products — 0.0%

ESC SANCHEZ 8.88%, 3/15/2025 ‡ (d)	41	—

Pharmaceuticals — 1.8%

AstraZeneca plc (United Kingdom) 0.70%, 4/8/2026	750	729

Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	325	360

Bausch Health Cos., Inc.

7.00%, 3/15/2024 (a)	284	290

6.13%, 4/15/2025 (a)	172	176

5.50%, 11/1/2025 (a)	300	309

9.00%, 12/15/2025 (a)	46	50

Bristol-Myers Squibb Co.

3.40%, 7/26/2029	600	672

5.00%, 8/15/2045	228	304

Eli Lilly and Co. 2.25%, 5/15/2050	750	659

GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	750	786

Johnson & Johnson 2.45%, 9/1/2060	500	457

Mallinckrodt International Finance SA 5.50%, 4/15/2025 (a) (d)	30	16

Merck & Co., Inc.

2.75%, 2/10/2025	500	535

2.35%, 6/24/2040	500	480

Novartis Capital Corp. (Switzerland) 2.75%, 8/14/2050	300	296

Pfizer, Inc. 1.70%, 5/28/2030	500	493

Pharmacia LLC 6.60%, 12/1/2028 (e)	1,000	1,359

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued

Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	500	502

Utah Acquisition Sub, Inc. 3.15%, 6/15/2021	1,000	1,006

Viatris, Inc.

1.13%, 6/22/2022 (a)	1,500	1,513

3.85%, 6/22/2040 (a)	500	530

Zoetis, Inc. 2.00%, 5/15/2030	500	494

		12,016

Professional Services — 0.1%

IHS Markit Ltd. 3.63%, 5/1/2024	500	540

Road & Rail — 0.8%

Avis Budget Car Rental LLC 10.50%, 5/15/2025 (a)	45	54

Burlington Northern Santa Fe LLC 5.75%, 5/1/2040	500	701

Canadian National Railway Co. (Canada) 6.25%, 8/1/2034	300	434

CSX Corp.

3.40%, 8/1/2024	750	818

4.75%, 5/30/2042	500	627

Hertz Corp. (The)

7.63%, 6/1/2022 (a) (d)	23	24

6.25%, 10/15/2022 (d)	290	219

5.50%, 10/15/2024 (a) (d)	56	42

Norfolk Southern Corp. 3.15%, 6/1/2027	500	554

Penske Truck Leasing Co. LP 3.38%, 2/1/2022 (a)	500	511

Union Pacific Corp.

2.40%, 2/5/2030	750	775

3.38%, 2/1/2035	250	277

		5,036

Semiconductors & Semiconductor Equipment — 0.5%

Broadcom, Inc. 4.11%, 9/15/2028	1,052	1,167

Entegris, Inc. 4.63%, 2/10/2026 (a)	60	62

Intel Corp.

2.45%, 11/15/2029	750	787

4.75%, 3/25/2050	300	390

QUALCOMM, Inc. 2.15%, 5/20/2030	500	507

Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	200	207

		3,120

Software — 1.6%

Adobe, Inc. 2.15%, 2/1/2027	1,000	1,050

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Software — continued

Citrix Systems, Inc. 1.25%, 3/1/2026	750	747

Infor, Inc. 1.45%, 7/15/2023 (a)	1,000	1,018

Intuit, Inc. 1.35%, 7/15/2027	1,000	999

Microsoft Corp.

3.13%, 11/3/2025	1,874	2,057

2.68%, 6/1/2060	750	703

Oracle Corp.

2.40%, 9/15/2023	2,000	2,098

3.40%, 7/8/2024	500	543

3.80%, 11/15/2037	300	337

3.60%, 4/1/2050	300	314

ServiceNow, Inc. 1.40%, 9/1/2030	750	697

		10,563

Specialty Retail — 0.4%

Home Depot, Inc. (The)

2.63%, 6/1/2022	500	514

2.95%, 6/15/2029	500	543

3.90%, 6/15/2047	350	403

Lowe’s Cos., Inc. 3.65%, 4/5/2029	500	561

PetSmart, Inc. 7.13%, 3/15/2023 (a)	255	256

Staples, Inc. 7.50%, 4/15/2026 (a)	150	150

Tiffany & Co. 3.80%, 10/1/2024	363	393

		2,820

Technology Hardware, Storage & Peripherals — 0.7%

Apple, Inc.

1.65%, 5/11/2030	1,500	1,471

2.65%, 5/11/2050	500	470

2.55%, 8/20/2060	500	442

Hewlett Packard Enterprise Co. 4.40%, 10/15/2022 (e)	1,000	1,058

HP, Inc. 2.20%, 6/17/2025	1,000	1,044

		4,485

Tobacco — 0.4%

Altria Group, Inc.

2.45%, 2/4/2032	500	486

3.88%, 9/16/2046	400	390

BAT Capital Corp. (United Kingdom)

3.22%, 8/15/2024	1,000	1,075

2.26%, 3/25/2028	500	500

Philip Morris International, Inc. 2.38%, 8/17/2022	500	514

		2,965

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Water Utilities — 0.1%

Aquarion Co. 4.00%, 8/15/2024 (a)	500		549

Wireless Telecommunication Services — 0.5%

Sprint Corp. 7.63%, 2/15/2025	645		767

T-Mobile USA, Inc.

6.50%, 1/15/2026	350		361

1.50%, 2/15/2026 (a)	500		498

2.55%, 2/15/2031 (a)	1,000		995

Vodafone Group plc (United Kingdom) 4.88%, 6/19/2049	500		614

			3,235

Total Corporate Bonds (Cost $335,602)			345,505

Mortgage-Backed Securities — 28.8%

FHLMC Gold Pools, 20 Year Pool # G30450, 6.00%, 1/1/2029	5		5

FHLMC Gold Pools, 30 Year

Pool # C80364, 7.00%, 12/1/2025	1		1

Pool # C00464, 8.00%, 5/1/2026	1		1

Pool # C80409, 8.00%, 6/1/2026	—	(f)	–	(f)

Pool # D72330, 8.00%, 7/1/2026	1		1

Pool # D78618, 7.50%, 2/1/2027	3		3

Pool # G02125, 6.00%, 2/1/2036	2		3

Pool # A53165, 6.00%, 10/1/2036	46		53

Pool # A56599, 6.00%, 1/1/2037	9		11

Pool # G08205, 6.00%, 6/1/2037	1		1

Pool # G03362, 6.00%, 9/1/2037	62		74

Pool # G03819, 6.00%, 1/1/2038	9		11

Pool # G08276, 6.00%, 6/1/2038	12		15

Pool # A80908, 6.00%, 8/1/2038	189		223

FNMA UMBS, 30 Year

Pool # 505614, 6.50%, 7/1/2029	—	(f)	1

Pool # 508677, 6.50%, 8/1/2029	5		5

Pool # 520792, 6.50%, 11/1/2029	4		5

Pool # 787555, 6.50%, 2/1/2035	13		15

Pool # 787556, 7.00%, 2/1/2035	13		15

Pool # 787563, 6.50%, 3/1/2035	43		51

Pool # 787564, 7.00%, 3/1/2035	9		10

Pool # 924041, 6.00%, 5/1/2037	177		213

Pool # AY3845, 4.00%, 5/1/2045	2,169		2,460

Pool # AY8492, 4.00%, 6/1/2045	1,894		2,149

Pool # AZ0913, 4.00%, 6/1/2045	1,091		1,238

FNMA/FHLMC UMBS, Single Family, 15 Year

TBA, 2.50%, 3/25/2036 (g)	5,500		5,751

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	119

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

TBA, 3.00%, 3/25/2036 (g)	3,400	3,590

TBA, 3.50%, 3/25/2036 (g)	3,400	3,625

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.00%, 3/25/2051 (g)	12,555	12,682

TBA, 2.50%, 3/25/2051 (g)	21,500	22,289

TBA, 3.00%, 3/25/2051 (g)	43,350	45,369

TBA, 3.50%, 3/25/2051 (g)	41,800	44,321

TBA, 4.00%, 3/25/2051 (g)	13,780	14,806

GNMA I, 30 Year Pool # 550851, 7.00%, 9/15/2031	77	88

GNMA II, Single Family, 30 Year

TBA, 2.50%, 3/15/2051 (g)	10,000	10,383

TBA, 3.00%, 3/15/2051 (g)	4,550	4,736

TBA, 3.50%, 3/15/2051 (g)	10,600	11,229

TBA, 4.00%, 3/15/2051 (g)	4,260	4,558

Total Mortgage-Backed Securities (Cost $190,608)		189,991

U.S. Treasury Obligations — 7.5%

U.S. Treasury Bonds

4.50%, 2/15/2036	10,150	13,952

1.13%, 5/15/2040	20,400	17,525

1.13%, 8/15/2040	4,050	3,464

2.25%, 8/15/2049	6,200	6,378

1.25%, 5/15/2050	5,400	4,361

1.38%, 8/15/2050	4,500	3,757

Total U.S. Treasury Obligations (Cost $54,655)		49,437

Collateralized Mortgage Obligations — 4.4%

Alternative Loan Trust Series 2006-J2, Class A1, 0.62%, 4/25/2036 (h)	68	29

Angel Oak Mortgage Trust Series 2020-1, Class B1, 3.76%, 12/25/2059 ‡ (a) (h)	143	144

Angel Oak Mortgage Trust I LLC

Series 2018-2, Class A2, 3.78%, 7/27/2048 (a) (h)	92	93

Series 2019-1, Class A2, 4.02%, 11/25/2048 (a) (h)	151	154

Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (a)	69	69

Arroyo Mortgage Trust

Series 2018-1, Class A1, 3.76%, 4/25/2048 (a) (h)	428	431

Series 2019-1, Class A2, 4.06%, 1/25/2049 (a) (h)	321	331

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banc of America Funding Trust

Series 2005-B, Class 3M1, 0.79%, 4/20/2035 ‡ (h)	290	290

Series 2014-R7, Class 1A1, 0.27%, 5/26/2036 (a) (h)	43	42

Series 2014-R7, Class 2A1, 0.26%, 9/26/2036 (a) (h)	30	29

Series 2015-R4, Class 5A1, 0.30%, 10/25/2036 (a) (h)	209	206

Banc of America Mortgage Trust

Series 2005-A, Class 3A1, 2.37%, 2/25/2035 (h)	5	6

Series 2007-3, Class 1A1, 6.00%, 9/25/2037	80	80

Bunker Hill Loan Depositary Trust Series 2019-1, Class A2, 3.82%, 10/26/2048 (a) (e)	68	68

CHL Mortgage Pass-Through Trust Series 2007-5, Class A6, 0.47%, 5/25/2037 (h)	13	7

Citigroup Mortgage Loan Trust

Series 2014-12, Class 1A4, 0.38%, 8/25/2036 (a) (h)	54	53

Series 2014-10, Class 1A1, 0.26%, 11/25/2036 (a) (h)	36	35

Series 2014-10, Class 4A1, 0.30%, 2/25/2037 (a) (h)	52	50

Series 2014-12, Class 2A4, 3.03%, 2/25/2037 (a) (h)	28	28

Series 2014-C, Class A, 3.25%, 2/25/2054 (a) (h)	37	37

COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050 (a) (h)	770	779

Connecticut Avenue Securities Trust

Series 2018-R07, Class 1M2, 2.52%, 4/25/2031 ‡ (a) (h)	2,235	2,238

Series 2019-R01, Class 2M2, 2.57%, 7/25/2031 ‡ (a) (h)	1,163	1,164

Series 2019-R02, Class 1M2, 2.42%, 8/25/2031 ‡ (a) (h)	457	458

Series 2019-R03, Class 1M2, 2.27%, 9/25/2031 (a) (h)	945	947

Series 2019-R04, Class 2M2, 2.22%, 6/25/2039 ‡ (a) (h)	2,846	2,846

Series 2019-R05, Class 1M2, 2.12%, 7/25/2039 ‡ (a) (h)	1,016	1,016

Series 2019-R06, Class 2M2, 2.22%, 9/25/2039 ‡ (a) (h)	2,893	2,895

Series 2019-R07, Class 1M2, 2.22%, 10/25/2039 ‡ (a) (h)	2,377	2,377

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2020-R02, Class 2M1, 0.88%, 1/25/2040 (a) (h)	106	105

Series 2020-R01, Class 1M1, 0.92%, 1/25/2040 ‡ (a) (h)	151	151

Series 2020-R01, Class 1M2, 2.17%, 1/25/2040 ‡ (a) (h)	2,674	2,675

Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5, Class 4A1, 6.00%, 9/25/2034	82	86

CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29, Class 7A1, 6.50%, 12/25/2033	28	29

Deephaven Residential Mortgage Trust

Series 2019-2A, Class B1, 4.72%, 4/25/2059 ‡ (a) (h)	187	183

Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (a) (h)	436	438

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 1A1, 0.62%, 2/25/2035 (h)	5	5

FHLMC STACR REMIC Trust

Series 2020-HQA1, Class M2, 2.02%, 1/25/2050 (a) (h)	3,000	2,992

Series 2020-DNA2, Class M1, 0.87%, 2/25/2050 (a) (h)	110	110

FHLMC STACR Trust

Series 2018-DNA2, Class M1, 0.92%, 12/25/2030 ‡ (a) (h)	108	108

Series 2018-HQA2, Class M1, 0.87%, 10/25/2048 (a) (h)	104	104

FHLMC, REMIC Series 2980, Class QB, 6.50%, 5/15/2035	30	36

FNMA Trust, Whole Loan Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	14	16

GCAT Trust

Series 2019-NQM3, Class A1, 2.69%, 11/25/2059 (a) (h)	688	707

Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (a) (e)	1,372	1,402

GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 0.30%, 4/26/2037 (a) (h)	17	17

GSR Mortgage Loan Trust Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	85	92

HarborView Mortgage Loan Trust

Series 2004-9, Class 2A, 2.88%, 12/19/2034 (h)	1	1

Series 2006-9, Class 2A1A, 0.53%, 11/19/2036 (h)	45	42

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Impac CMB Trust Series 2005-1, Class 2A1, 0.63%, 4/25/2035 (h)	164	164

JPMorgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	106	93

MASTR Alternative Loan Trust Series 2005-5, Class 3A1, 5.75%, 8/25/2035	103	75

Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 0.34%, 12/26/2036 (a) (h)	30	30

RALI Trust Series 2006-QS11, Class 1A1, 6.50%, 8/25/2036	477	466

RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 0.30%, 8/26/2036 (a) (h)	153	151

RESI Finance LP (Cayman Islands) Series 2003-D, Class B3, 1.42%, 12/10/2035 ‡ (a) (h)	22	1

Residential Asset Securitization Trust

Series 2005-A15, Class 1A7, 6.00%, 2/25/2036	116	120

Series 2006-R1, Class A2, 0.52%, 1/25/2046 (h)	602	156

RFMSI Trust

Series 2006-S9, Class A1, 6.25%, 9/25/2036	104	102

Series 2007-SA4, Class 3A1, 4.38%, 10/25/2037 (h)	486	419

Starwood Mortgage Residential Trust

Series 2018-IMC2, Class A2, 4.22%, 10/25/2048 (a) (h)	172	177

Series 2019-1, Class A1, 2.94%, 6/25/2049 (a) (h)	357	362

Series 2019-INV1, Class A3, 2.92%, 9/27/2049 (a) (h)	117	119

Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021 (a) (e)	130	130

Verus Securitization Trust

Series 2019-INV2, Class B1, 4.45%, 7/25/2059 ‡ (a) (h)	150	149

Series 2020-1, Class B1, 3.62%, 1/25/2060 ‡ (a) (h)	102	103

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-7, Class 1A2, 0.57%, 9/25/2035 (h)	8	7

Total Collateralized Mortgage Obligations (Cost $28,588)		29,025

Asset-Backed Securities — 1.5%

ABFC Trust Series 2006-OPT2, Class A2, 0.26%, 10/25/2036 ‡ (h)	201	192

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	121

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

ACE Securities Corp. Home Equity Loan Trust Series 2006-FM1, Class A2B, 0.21%, 7/25/2036 ‡ (h)	211	80

American Airlines Pass-Through Trust Series 2017-1, Class AA, 3.65%, 2/15/2029	402	407

Carrington Mortgage Loan Trust Series 2005-NC5, Class M1, 0.84%, 10/25/2035 ‡ (h)	73	73

Citibank Credit Card Issuance Trust Series 2016-A3, Class A3, 0.61%, 12/7/2023 (h)	369	370

Citigroup Mortgage Loan Trust Series 2007-AMC1, Class A1, 0.28%, 12/25/2036 ‡ (a) (h)	394	265

Countrywide Asset-Backed Certificates

Series 2007-2, Class 2A3, 0.26%, 8/25/2037 ‡ (h)	135	134

Series 2007-8, Class 2A3, 0.31%, 11/25/2037 ‡ (h)	370	367

Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1, 0.26%, 10/25/2036 ‡ (h)	108	102

CWABS Asset-Backed Certificates Trust Series 2006-18, Class 2A2, 0.28%, 3/25/2037 ‡ (h)	145	145

CWABS Revolving Home Equity Loan Trust Series 2004-I, Class A, 0.40%, 2/15/2034 ‡ (h)	5	5

CWABS, Inc. Asset-Backed Certificates

Series 2004-1, Class M1, 0.87%, 3/25/2034 ‡ (h)	76	75

Series 2004-1, Class M2, 0.94%, 3/25/2034 ‡ (h)	33	33

Series 2004-1, Class 3A, 0.68%, 4/25/2034 ‡ (h)	10	9

Discover Card Execution Note Trust Series 2017-A1, Class A1, 0.60%, 7/15/2024 (h)	375	377

FBR Securitization Trust Series 2005-2, Class M2, 0.87%, 9/25/2035 ‡ (h)	326	325

First Franklin Mortgage Loan Trust Series 2006-FF14, Class A5, 0.28%, 10/25/2036 ‡ (h)	389	382

FREED ABS Trust Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	114	115

Fremont Home Loan Trust Series 2005-1, Class M4, 1.14%, 6/25/2035 ‡ (h)	53	53

GSAA Home Equity Trust

Series 2006-1, Class A2, 0.56%, 1/25/2036 ‡ (h)	189	77

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-19, Class A2, 0.48%, 12/25/2036 ‡ (h)	179	73

Series 2007-4, Class A1, 0.22%, 3/25/2037 ‡ (h)	55	23

Series 2007-2, Class AF4A, 5.98%, 3/25/2037 ‡ (e)	336	136

Series 2007-7, Class 1A2, 0.48%, 7/25/2037 ‡ (h)	66	64

GSAMP Trust

Series 2005-WMC1, Class M1, 0.85%, 9/25/2035 ‡ (h)	57	57

Series 2006-FM1, Class A1, 0.44%, 4/25/2036 ‡ (h)	139	112

Series 2006-HE3, Class A2C, 0.44%, 5/25/2046 (h)	80	79

Series 2007-HE1, Class A2C, 0.27%, 3/25/2047 ‡ (h)	146	143

Long Beach Mortgage Loan Trust

Series 2004-1, Class M2, 0.94%, 2/25/2034 ‡ (h)	28	28

Series 2006-WL1, Class 2A4, 0.80%, 1/25/2046 ‡ (h)	118	118

MASTR Asset-Backed Securities Trust

Series 2005-WF1, Class M4, 1.00%, 6/25/2035 ‡ (h)	319	318

Series 2006-HE4, Class A2, 0.34%, 11/25/2036 ‡ (h)	77	36

Series 2006-HE4, Class A3, 0.42%, 11/25/2036 ‡ (h)	99	47

Merrill Lynch Mortgage Investors Trust Series 2006-MLN1, Class A2C, 0.29%, 7/25/2037 ‡ (h)	1,440	789

Morgan Stanley ABS Capital I, Inc. Trust

Series 2005-HE3, Class M4, 1.09%, 7/25/2035 ‡ (h)	40	40

Series 2007-HE7, Class A2B, 1.12%, 7/25/2037 ‡ (h)	62	61

New Century Home Equity Loan Trust

Series 2005-1, Class M1, 0.79%, 3/25/2035 ‡ (h)	409	407

Series 2006-2, Class A2B, 0.28%, 8/25/2036 ‡ (h)	65	64

NovaStar Mortgage Funding Trust

Series 2006-4, Class A2C, 0.27%, 9/25/2036 ‡ (h)	142	83

Series 2006-4, Class A2D, 0.37%, 9/25/2036 ‡ (h)	15	9

Series 2006-5, Class A2C, 0.29%, 11/25/2036 ‡ (h)	467	204

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2007-1, Class A1A, 0.25%, 3/25/2037 ‡ (h)	267	203

OneMain Financial Issuance Trust

Series 2018-1A, Class C, 3.77%, 3/14/2029 ‡ (a)	198	205

Series 2019-1A, Class B, 3.79%, 2/14/2031 ‡ (a)	371	382

Series 2017-1A, Class C, 3.35%, 9/14/2032 ‡ (a)	110	110

Series 2017-1A, Class D, 4.52%, 9/14/2032 ‡ (a)	1,100	1,107

Ownit Mortgage Loan Trust Series 2006-1, Class AV, 0.58%, 12/25/2035 ‡ (h)	66	65

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates

Series 2005-WHQ2, Class M2, 0.81%, 5/25/2035 ‡ (h)	95	95

Series 2005-WHQ4, Class M1, 0.82%, 9/25/2035 ‡ (h)	59	60

RASC Trust Series 2007-KS3, Class AI3, 0.37%, 4/25/2037 ‡ (h)	46	46

Saxon Asset Securities Trust Series 2007-3, Class 2A2, 0.44%, 9/25/2047 ‡ (h)	57	56

Securitized Asset-Backed Receivables LLC Trust Series 2006-NC3, Class A1, 0.40%, 9/25/2036 ‡ (h)	100	75

Soundview Home Loan Trust Series 2007-OPT3, Class 2A3, 0.30%, 8/25/2037 ‡ (h)	176	171

Springleaf Funding Trust Series 2017-AA, Class B, 3.10%, 7/15/2030 (a)	224	226

Structured Asset Securities Corp. Mortgage Loan Trust

Series 2006-GEL4, Class M1, 0.69%, 10/25/2036 ‡ (a) (h)	192	189

Series 2006-BC5, Class A4, 0.29%, 12/25/2036 ‡ (h)	33	33

Towd Point Mortgage Trust Series 2019-HY2, Class A1, 1.12%, 5/25/2058 ‡ (a) (h)	679	685

Total Asset-Backed Securities (Cost $10,168)		10,185

U.S. Government Agency Securities — 1.3%

FNMA 1.88%, 9/24/2026	7,000	7,376

Israel Government AID Bond (Israel) 3.25%, 1/17/2028	1,000	1,117

Total U.S. Government Agency Securities (Cost $8,502)		8,493

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Commercial Mortgage-Backed Securities — 0.6%

Commercial Mortgage Trust

Series 2012-CR3, Class A3, 2.82%, 10/15/2045	1,222		1,252

Series 2012-CR5, Class A3, 2.54%, 12/10/2045	749		763

Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046 ‡ (a) (h)	145		132

Lehman Brothers Small Balance Commercial Mortgage Trust Series 2007-2A, Class 1A3, 0.39%, 6/25/2037 (a) (h)	64		63

UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A4, 3.09%, 8/10/2049	670		691

Velocity Commercial Capital Loan Trust

Series 2015-1, Class M5, 7.28%, 6/25/2045 ‡ (a) (h)	89		91

Series 2016-1, Class M3, 6.81%, 4/25/2046 ‡ (a) (h)	93		92

Series 2016-1, Class M5, 8.66%, 4/25/2046 ‡ (a) (h)	154		160

Series 2016-1, Class M7, 8.66%, 4/25/2046 ‡ (a) (h)	185		182

Series 2016-2, Class M3, 5.50%, 10/25/2046 ‡ (h)	100		101

Series 2017-1, Class AFL, 1.37%, 5/25/2047 (a) (h)	12		12

Series 2017-1, Class M3, 5.35%, 5/25/2047 ‡ (a) (h)	100		104

Series 2017-2, Class M4, 5.00%, 11/25/2047 ‡ (a) (h)	60		60

Series 2018-2, Class M2, 4.51%, 10/26/2048 ‡ (a) (h)	92		95

Series 2018-2, Class M3, 4.72%, 10/26/2048 ‡ (a) (h)	94		96

Series 2018-2, Class M4, 5.32%, 10/26/2048 ‡ (a) (h)	194		199

Series 2019-2, Class M1, 3.26%, 7/25/2049 ‡ (a) (h)	157		161

Total Commercial Mortgage-Backed Securities (Cost $4,164)			4,254

	SHARES (000)
Common Stocks — 0.2%

Chemicals — 0.1%

Reichhold , Inc. * ‡	—	(f)	598

Equity Real Estate Investment Trusts (REITs) — 0.0% (b)

VICI Properties, Inc.	6		178

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	123

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	SHARES (000)		VALUE ($000)
Common Stocks — continued

Internet & Direct Marketing Retail — 0.1%

MYT Holding Co. * ‡	49		290

Multiline Retail — 0.0% (b)

Neiman Marcus Group Restricted Equity *	—	(f)	5

Oil, Gas & Consumable Fuels — 0.0% (b)

Chesapeake Energy Corp. *	—	(f)	2

Denbury, Inc. *	1		53

Oasis Petroleum, Inc. *	—	(f)	25

			80

Professional Services — 0.0% (b)

NMG, Inc. *	—	(f)	28

Specialty Retail — 0.0% (b)

Claire’s Stores, Inc. * ‡	—	(f)	53

Total Common Stocks (Cost $505)			1,232

	PRINCIPAL AMOUNT ($000)
Loan Assignments — 0.1% (i)

Health Care Providers & Services — 0.0% (b)

Air Medical Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 3/14/2025 (c)	103		103

Leisure Products — 0.0% (b)

UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 3.00%), 3.75%, 4/29/2026 (c)	135		135

Specialty Retail — 0.1%

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.61%, 12/18/2026 (c) (j)	491		464

Total Loan Assignments (Cost $683)			702

	SHARES (000)
Convertible Preferred Stocks — 0.1%

Specialty Retail — 0.1%

Claire’s Stores, Inc. * ‡ (Cost $71)	—	(f)	332

Preferred Stocks — 0.0% (b)

Internet & Direct Marketing Retail — 0.0% (b)

MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $95)	99		131

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Convertible Bonds — 0.0% (b)

Media — 0.0% (b)

DISH Network Corp. 3.38%, 8/15/2026 (Cost $21)	25		24

	NO. OF WARRANTS (000)
Warrants — 0.0% (b)

Media — 0.0% (b)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	1		—	(f)

Oil, Gas & Consumable Fuels — 0.0% (b)

Chesapeake Energy Corp. expiring 2/9/2026, price 36.18 USD *	—	(f)	2

Total Warrants (Cost $—)			2

	SHARES (000)
Closed End Funds — 0.0% (b)

Blackstone Strategic Credit Fund	—	(f)	—	(f)

Invesco Dynamic Credit Opportunities Fund	—	(f)	—	(f)

Total Closed End Funds (Cost $—)			—	(f)

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 31.9%

Certificates of Deposit — 0.8%

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.29%, 7/2/2021 (Cost $5,002)	5,000		5,002

Commercial Paper — 1.5%

Australia & New Zealand Banking Group Ltd. (Australia) 0.26%, 6/15/2021 (a) (k)	5,000		4,998

DBS Bank Ltd. (Singapore) 0.26%, 4/16/2021 (a) (k)	5,000		4,999

Total Commercial Paper (Cost $9,994)			9,997

	SHARES (000)

Investment Companies — 29.5%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (l) (m) (Cost $195,217)	195,217		195,217

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.1%

U.S. Treasury Bills 0.08%, 4/15/2021 (k) (n) (Cost $754)	754	754

Total Short-Term Investments (Cost $210,967)		210,970

Total Investments — 128.7% (Cost $844,629)		850,283
Liabilities in Excess of Other Assets — (28.7)%		(189,450)

NET ASSETS — 100.0%		660,833

Percentages indicated are based on net assets.

TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 3/25/2036 (g)	(12,555)	(12,993)

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 4.00%, 3/25/2051 (g)	(3,751)	(4,031)

TBA, 4.00%, 4/25/2051 (g)	(2,522)	(2,712)

(Proceeds received of $19,850)		(19,736)

Abbreviations

ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(d)	Defaulted security.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.

(f)	Amount rounds to less than one thousand.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	Fund is subject to legal or contractual restrictions on the resale of the security.
(k)	The rate shown is the effective yield as of February 28, 2021.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of February 28, 2021.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of February 28, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

U.S. Treasury 2 Year Note	147	06/2021	USD	32,467	(9)

U.S. Treasury 5 Year Note	228	06/2021	USD	28,329	(156)

U.S. Treasury 10 Year Note	245	06/2021	USD	32,619	(285)

					(450)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	125

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

Futures contracts outstanding as of February 28, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Short Contracts

U.S. Treasury 5 Year Note	(1)	06/2021	USD	(124)	1

U.S. Treasury 10 Year Note	(10)	06/2021	USD	(1,331)	12

					13

					(437)

Abbreviations

USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of February 28, 2021 (amounts in thousands):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	300	USD	363	Standard Chartered Bank	4/27/2021	(1)

Total unrealized depreciation						(1)

Abbreviations

EUR	Euro
USD	United States Dollar

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — buy protection (a) as of February 28, 2021 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.29	USD 60	12	(11)	1
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.29	USD 40	8	(7)	1
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.29	USD 60	18	(17)	1
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.29	USD 30	8	(8)	—	(e)
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.29	USD 60	15	(14)	1
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	2.33	USD 80	(1)	7	6
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	2.33	USD 90	(1)	7	6
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.33	USD 90	(1)	7	6
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.33	USD 90	(2)	8	6
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	2.33	USD 80	(1)	6	5
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	46.00	USD 180	153	(153)	—	(e)
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	46.00	USD 210	168	(168)	—	(e)

							376	(343)	33

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of February 28, 2021 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.34-V1	1.00	Quarterly	12/20/2025	1.93	USD 4,800	288	(94)	194

CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.09	USD 800	(35)	(39)	(74)
CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.09	USD 200	(10)	(9)	(19)
CDX.NA.IG.34-V1	1.00	Quarterly	6/20/2025	0.63	USD 3,600	(4)	(59)	(63)
iTraxx.Europe.Main.34-V1	1.00	Quarterly	12/20/2025	0.51	EUR 13,000	(280)	(120)	(400)

						(329)	(227)	(556)

						(41)	(321)	(362)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

(e) Amount rounds to less than one thousand.

OTC Total return swap contracts outstanding as of February 28, 2021 (amounts in thousands):

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	FREQUENCY OF PAYMENTS MADE/ RECEIVED	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	1/12/2042	USD 1,700	—	(2)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2042	USD 1,540	—	(2)
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2041	USD 2,020	—	(2)
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	1/12/2041	USD 704	—	— (a)

							—	(6)

Abbreviations
ABX	Asset-Backed Securities Index
CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	127

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

Summary of total OTC swap contracts outstanding as of February 28, 2021 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets

OTC Credit default swap contracts outstanding — buy protection	376	33

Liabilities

OTC Total return swap contracts outstanding	—	(6)

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 36.0%

Aerospace & Defense — 0.9%

BAE Systems plc (United Kingdom) 3.00%, 9/15/2050 (a)	200	192

Boeing Co. (The)

4.88%, 5/1/2025	987	1,104

2.75%, 2/1/2026	1,010	1,046

5.04%, 5/1/2027	1,136	1,309

5.71%, 5/1/2040	415	523

3.85%, 11/1/2048	375	377

Bombardier, Inc. (Canada) 7.88%, 4/15/2027 (b)	100	90

L3Harris Technologies, Inc. 4.85%, 4/27/2035	1,375	1,726

Leonardo SpA (Italy) 4.88%, 3/24/2025	EUR 150	207

Raytheon Technologies Corp.

3.50%, 3/15/2027	1,620	1,801

4.13%, 11/16/2028	840	968

Rolls-Royce plc (United Kingdom) 4.63%, 2/16/2026 (a)	EUR 110	142

		9,485

Airlines — 0.2%

Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	1,993	2,052

Delta Air Lines, Inc. 4.50%, 10/20/2025 (a)	110	118

		2,170

Auto Components — 0.3%

Adient Global Holdings Ltd. 3.50%, 8/15/2024 (b)	EUR170	209

Adient US LLC 7.00%, 5/15/2026 (a)	50	54

Adler Pelzer Holding GmbH (Germany) 4.13%, 4/1/2024 (b)	EUR110	125

Allison Transmission, Inc.

4.75%, 10/1/2027 (a)	140	144

5.88%, 6/1/2029 (a)	410	443

American Axle & Manufacturing, Inc.

6.25%, 4/1/2025	60	62

6.50%, 4/1/2027	300	313

Faurecia SE (France) 3.13%, 6/15/2026 (b)	EUR180	223

Grupo Antolin-Irausa SA (Spain) 3.25%, 4/30/2024 (b)	EUR220	258

IHO Verwaltungs GmbH (Germany) 3.88% (cash), 5/15/2027 (b) (c) (d)	EUR100	125

Schaeffler AG (Germany) 2.88%, 3/26/2027 (b)	EUR330	426

ZF Europe Finance BV (Germany) 2.50%, 10/23/2027 (b)	EUR200	242

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued

ZF Finance GmbH (Germany) 3.75%, 9/21/2028 (b)	EUR 200	258

ZF North America Capital, Inc. (Germany) 2.75%, 4/27/2023 (b)	EUR 100	124

		3,006

Automobiles — 0.3%

General Motors Co. 6.13%, 10/1/2025	122	145

Hyundai Capital America 1.30%, 1/8/2026 (a)	430	424

Renault SA (France)

1.25%, 6/24/2025 (b)	EUR 200	235

2.00%, 9/28/2026 (b)	EUR 200	240

Stellantis NV 3.88%, 1/5/2026 (b)	EUR160	222

Volkswagen Group of America Finance LLC (Germany) 3.75%, 5/13/2030 (a)	1,220	1,355

Volvo Car AB (Sweden) 2.00%, 1/24/2025 (b)	EUR 100	125

		2,746

Banks — 6.7%

ABN AMRO Bank NV (Netherlands) (EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (b) (e) (f) (g)	EUR 800	1,017

Banco Bilbao Vizcaya Argentaria SA (Spain) (EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024 (b) (e) (f) (g)	EUR 400	516

Banco de Sabadell SA (Spain) 1.13%, 3/27/2025 (b)	EUR 300	361

Bank of America Corp.

Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (e) (f) (g)	576	641

(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (f)	3,345	3,701

3.25%, 10/21/2027	2,310	2,533

Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (e) (f) (g)	1,910	2,086

(SOFR + 1.93%), 2.68%, 6/19/2041 (f)	740	717

CaixaBank SA (Spain) (EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027 (b) (f)	EUR 1,000	1,240

Citigroup, Inc.

Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (e) (f) (g)	110	116

Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (e) (f) (g)	1,000	1,010

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (e) (f) (g)	428	464

Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (e) (f) (g)	550	556

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	129

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (e) (f) (g)	2,041	2,031

(SOFR + 2.84%), 3.11%, 4/8/2026 (f)	880	946

3.20%, 10/21/2026	2,055	2,240

(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (f)	1,225	1,375

(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (f)	830	917

(SOFR + 3.91%), 4.41%, 3/31/2031 (f)	2,260	2,629

Cooperatieve Rabobank UA (Netherlands) (EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027 (b) (e) (f) (g)	EUR 800	1,062

Credit Agricole SA (France)

3.25%, 10/4/2024 (a)	780	845

(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (e) (f) (g)	2,290	2,767

(EURIBOR 3 Month + 1.25%), 1.00%, 4/22/2026 (b) (f)	EUR 1,600	1,991

HSBC Holdings plc (United Kingdom)

(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (e) (f) (g)	400	438

(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	2,575	2,587

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g)	340	342

KBC Group NV (Belgium) (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (b) (e) (f) (g)	EUR 400	509

Lloyds Bank plc (United Kingdom)

0.25%, 3/25/2024 (b)	EUR 2,140	2,628

0.13%, 6/18/2026 (b)	EUR 2,150	2,635

Natwest Group plc (United Kingdom)

(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (e) (f) (g)	500	516

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (f)	1,578	1,633

3.88%, 9/12/2023	360	389

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (e) (f) (g)	1,109	1,228

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.12%, 5/12/2027 (e) (f) (g)	GBP 1,381	2,016

Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.66%), 0.90%, 10/5/2023 (f)	2,505	2,539

Santander UK plc (United Kingdom) 0.50%, 1/10/2025 (b)	EUR2,100	2,608

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (e) (f) (g)	2,545	2,602

Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (f)	1,210	1,410

Sumitomo Mitsui Banking Corp. (Japan) 0.55%, 11/6/2023 (b)	EUR2,120	2,613

Sumitomo Mitsui Financial Group, Inc. (Japan) 1.47%, 7/8/2025	790	802

Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (e) (f) (g)	930	1,016

UniCredit SpA (Italy) (EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.87%, 6/3/2027 (b) (e) (f) (g)	EUR 1,000	1,089

United Overseas Bank Ltd. (Singapore) 0.50%, 1/16/2025 (b)	EUR443	551

Wells Fargo & Co.

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (e) (f) (g)	1,420	1,414

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (f)	940	1,023

(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031 (f)	2,435	2,521

4.75%, 12/7/2046	300	369

Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (f)	360	397

		67,636

Beverages — 0.7%

Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	655	788

Anheuser-Busch InBev SA/NV (Belgium)

1.50%, 4/18/2030 (b)	EUR 700	919

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.75%, 1/23/2029	2,545	3,010

4.44%, 10/6/2048	1,251	1,421

Diageo Capital plc (United Kingdom) 2.00%, 4/29/2030	460	462

Sunshine Mid BV (Netherlands) 6.50%, 5/15/2026 (b)	EUR 230	286

		6,886

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Biotechnology — 1.0%

AbbVie, Inc.

3.60%, 5/14/2025	1,260	1,382

2.95%, 11/21/2026	1,010	1,092

3.20%, 11/21/2029	1,855	2,006

4.70%, 5/14/2045	417	505

4.45%, 5/14/2046	260	306

4.25%, 11/21/2049	350	404

Amgen, Inc. 2.30%, 2/25/2031	260	262

Biogen, Inc. 2.25%, 5/1/2030	1,580	1,581

Gilead Sciences, Inc.

1.65%, 10/1/2030	570	548

2.60%, 10/1/2040	980	928

2.80%, 10/1/2050	475	439

Grifols SA (Spain)

1.63%, 2/15/2025 (b)	EUR 100	121

2.25%, 11/15/2027 (b)	EUR 410	499

		10,073

Building Products — 0.1%

American Woodmark Corp. 4.88%, 3/15/2026 (a)	150	153

Griffon Corp. 5.75%, 3/1/2028	140	147

JELD-WEN, Inc. 6.25%, 5/15/2025 (a)	175	187

Standard Industries, Inc. 4.75%, 1/15/2028 (a)	140	145

		632

Capital Markets — 3.2%

Bank of New York Mellon Corp. (The) Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025 (e) (f) (g)	337	364

Charles Schwab Corp. (The) Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (e) (f) (g)	1,030	1,034

Credit Suisse AG (Switzerland)

2.80%, 4/8/2022	520	534

2.95%, 4/9/2025	600	649

Credit Suisse Group AG (Switzerland)

(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023 (a) (e) (f) (g)	491	537

(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (e) (f) (g)	2,440	2,702

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026 (a) (e) (f) (g)	480	535

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (a) (e) (f) (g)	360	383

4.28%, 1/9/2028 (a)	1,000	1,137

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.55%), 4.50%, 9/3/2030 (a) (e) (f) (g)	1,210	1,181

Deutsche Bank AG (Germany) (SOFR + 2.16%), 2.22%, 9/18/2024 (f)	1,165	1,199

Goldman Sachs Group, Inc. (The)

(ICE LIBOR USD 3 Month + 1.60%), 1.79%, 11/29/2023 (f)	3,275	3,389

3.85%, 1/26/2027	2,329	2,600

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (f)	40	45

Huarong Finance 2017 Co. Ltd. (China) 4.25%, 11/7/2027 (b)	880	956

Morgan Stanley

Series J, (ICE LIBOR USD 3 Month + 3.81%), 4.05%, 4/15/2021 (e) (f) (g)	1,165	1,166

3.63%, 1/20/2027	2,000	2,244

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (f)	2,210	2,469

(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (f)	530	595

(SOFR + 1.14%), 2.70%, 1/22/2031 (f)	1,560	1,621

UBS AG (Switzerland) 5.13%, 5/15/2024 (b)	2,615	2,887

UBS Group AG (Switzerland)

(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (b) (e) (f) (g)	EUR 1,200	1,501

(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (b) (e) (f) (g)	1,600	1,832

(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (b) (e) (f) (g)	830	938

		32,498

Chemicals — 0.4%

Air Products and Chemicals, Inc. 2.05%, 5/15/2030	320	325

Ashland Services BV 2.00%, 1/30/2028 (b)	EUR 100	121

CeramTec BondCo GmbH (Germany) 5.25%, 12/15/2025 (b)	EUR 110	135

CF Industries, Inc. 4.50%, 12/1/2026 (a)	835	966

INEOS Finance plc (Luxembourg) 2.88%, 5/1/2026 (b)	EUR 200	245

INEOS Styrolution Group GmbH (United Kingdom) 2.25%, 1/16/2027 (b)	EUR 100	117

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	131

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Chemicals — continued

K+S AG (Germany) 4.13%, 12/6/2021 (b)	EUR 190	228

Monitchem HoldCo 3 SA (Luxembourg) 5.25%, 3/15/2025 (b)	EUR 180	223

Nouryon Holding BV (Netherlands) 6.50%, 10/1/2026 (b)	EUR 200	251

NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	13	13

OCI NV (Netherlands) 3.13%, 11/1/2024 (b)	EUR 210	258

OCP SA (Morocco) 6.88%, 4/25/2044 (b)	390	478

Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	154	158

Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	545	578

Solvay Finance SACA (Belgium) (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (b) (e) (f) (g)	EUR 100	133

Solvay SA (Belgium) (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025 (e) (f) (g)	EUR 100	123

Synthomer plc (United Kingdom) 3.88%, 7/1/2025 (b)	EUR 100	125

		4,477

Commercial Services & Supplies — 0.2%

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	275	283

Elis SA (France) 2.88%, 2/15/2026 (b)	EUR 200	250

GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028 (a)	200	195

Q-Park Holding I BV (Netherlands) 1.50%, 3/1/2025 (b)	EUR 100	115

SPIE SA (France) 2.63%, 6/18/2026 (b)	EUR 300	372

Techem Verwaltungsgesellschaft 674 mbH (Germany) 6.00%, 7/30/2026 (b)	EUR 280	350

Verisure Holding AB (Sweden) 3.88%, 7/15/2026 (b)	EUR 100	124

Verisure Midholding AB (Sweden) 5.25%, 2/15/2029 (a)	EUR 119	148

		1,837

Communications Equipment — 0.0% (h)

CommScope, Inc.

6.00%, 3/1/2026 (a)	110	116

8.25%, 3/1/2027 (a)	30	31

		147

Construction Materials — 0.1%

Cemex SAB de CV (Mexico) 3.88%, 7/11/2031 (a)	808	806

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — 0.9%

AerCap Ireland Capital DAC (Ireland)

3.15%, 2/15/2024	660	693

6.50%, 7/15/2025	240	281

1.75%, 1/30/2026	1,030	1,007

Avolon Holdings Funding Ltd. (Ireland)

3.95%, 7/1/2024 (a)	995	1,042

2.13%, 2/21/2026 (a)	100	96

4.25%, 4/15/2026 (a)	680	719

4.38%, 5/1/2026 (a)	460	488

FCE Bank plc (United Kingdom) 1.13%, 2/10/2022 (b)	EUR 100	121

Ford Motor Credit Co. LLC

3.02%, 3/6/2024	EUR 310	388

2.75%, 6/14/2024	GBP 100	141

4.06%, 11/1/2024	400	419

3.25%, 9/15/2025	EUR 100	128

2.33%, 11/25/2025	EUR 100	123

4.39%, 1/8/2026	920	971

General Motors Financial Co., Inc.

3.95%, 4/13/2024	231	251

2.75%, 6/20/2025	224	236

OneMain Finance Corp. 4.00%, 9/15/2030	20	20

Volkswagen International Finance NV (Germany)

(EUR Swap Annual 10 Year + 3.35%), 5.12%, 9/4/2023 (b) (e) (f) (g)	EUR 262	342

(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (b) (e) (f) (g)	EUR 500	629

(EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026 (b) (e) (f) (g)	EUR 1,000	1,320

(EUR Swap Annual 10 Year + 3.98%), 4.62%, 6/27/2028 (b) (e) (f) (g)	EUR 100	134

		9,549

Containers & Packaging — 0.3%

ARD Finance SA (Luxembourg) 5.00% (cash), 6/30/2027 (b) (c) (d)	EUR 100	125

Ardagh Packaging Finance plc

2.13%, 8/15/2026 (b)	EUR 180	219

5.25%, 8/15/2027 (a)	495	513

Ball Corp. 1.50%, 3/15/2027	EUR 180	223

Crown European Holdings SA 3.38%, 5/15/2025 (b)	EUR 290	378

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	120	120

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Containers & Packaging — continued

OI European Group BV 3.13%, 11/15/2024 (b)	EUR 180	225

Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	200	214

Pro-Gest SpA (Italy) 3.25%, 12/15/2024 (b)	EUR 150	171

Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	90	90

Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR 180	218

Smurfit Kappa Treasury ULC (Ireland) 1.50%, 9/15/2027 (b)	EUR 250	317

Trivium Packaging Finance BV (Netherlands) 3.75%, 8/15/2026 (b) (i)	EUR 200	247

		3,060

Distributors — 0.0% (h)

Parts Europe SA (France) 6.50%, 7/16/2025 (b)	EUR 100	126

Diversified Consumer Services — 0.0% (h)

Service Corp. International 3.38%, 8/15/2030	90	88

Diversified Financial Services — 0.5%

EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a)	1,335	1,447

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	2,410	2,752

Petronas Capital Ltd. (Malaysia)

3.50%, 4/21/2030 (a)	320	350

4.55%, 4/21/2050 (a)	290	348

Sabre GLBL, Inc. 7.38%, 9/1/2025 (a)	60	65

		4,962

Diversified Telecommunication Services — 1.7%

Altice France Holding SA (Luxembourg)

8.00%, 5/15/2027 (b)	EUR 221	291

4.00%, 2/15/2028 (b)	EUR 300	337

Altice France SA (France) 3.38%, 1/15/2028 (b)	EUR 100	118

AT&T, Inc.

2.30%, 6/1/2027	640	663

2.25%, 2/1/2032	1,860	1,786

3.50%, 6/1/2041	540	542

CCO Holdings LLC

5.13%, 5/1/2027 (a)	2,600	2,724

4.75%, 3/1/2030 (a)	170	177

4.25%, 2/1/2031 (a)	1,435	1,453

DKT Finance ApS (Denmark) 7.00%, 6/17/2023 (b)	EUR 150	185

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

eircom Finance DAC (Ireland) 2.63%, 2/15/2027 (b)	EUR 200	238

Level 3 Financing, Inc. 4.25%, 7/1/2028 (a)	110	112

Lorca Telecom Bondco SA (Spain) 4.00%, 9/18/2027 (a)	EUR 100	126

Lumen Technologies, Inc. 5.13%, 12/15/2026 (a)	1,025	1,069

Orange SA (France)

(EUR Swap Annual 5 Year + 2.36%), 2.37%, 1/15/2025 (b) (e) (f) (g)	EUR 500	630

(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (b) (e) (f) (g)	EUR 300	368

Sprint Capital Corp.

6.88%, 11/15/2028	1,195	1,512

8.75%, 3/15/2032	80	119

Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	530	610

Telecom Italia Finance SA (Italy) 7.75%, 1/24/2033	EUR 190	338

Telecom Italia SpA (Italy)

3.63%, 1/19/2024 (b)	EUR 100	130

3.63%, 5/25/2026 (b)	EUR 100	133

2.38%, 10/12/2027 (b)	EUR 280	351

Telefonica Emisiones SA (Spain) 5.21%, 3/8/2047	700	847

Verizon Communications, Inc. 4.33%, 9/21/2028	2,135	2,484

Virgin Media Finance plc (United Kingdom) 3.75%, 7/15/2030 (b)	EUR 110	133

		17,476

Electric Utilities — 2.9%

ContourGlobal Power Holdings SA (Spain) 4.13%, 8/1/2025 (b)	EUR 100	124

Edison International 3.55%, 11/15/2024	770	833

EDP — Energias de Portugal SA (Portugal)

1.63%, 4/15/2027 (b)	EUR 700	907

(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (b) (f)	EUR 1,000	1,195

Electricite de France SA (France)

(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/4/2024 (b) (e) (f) (g)	EUR 200	257

(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (b) (e) (f) (g)	EUR 300	404

Emera US Finance LP (Canada) 3.55%, 6/15/2026	1,348	1,483

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	133

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (f)	2,251	2,621

Enel Finance International NV (Italy) 3.50%, 4/6/2028 (a)	1,135	1,250

Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.10%), 2.50%, 8/24/2023 (b) (e) (f) (g)	EUR 586	734

Evergy, Inc. 2.90%, 9/15/2029	443	470

Iberdrola International BV (Spain)

(EUR Swap Annual 5 Year + 2.06%), 2.62%, 3/26/2024 (b) (e) (f) (g)	EUR1,900	2,410

(EUR Swap Annual 5 Year + 2.97%), 3.25%, 11/12/2024 (b) (e) (f) (g)	EUR 1,400	1,834

ITC Holdings Corp. 2.95%, 5/14/2030 (a)	1,990	2,100

MidAmerican Energy Co. 4.25%, 5/1/2046	350	418

Naturgy Finance BV (Spain) (EUR Swap Annual 8 Year + 3.35%), 4.12%, 11/18/2022 (b) (e) (f) (g)	EUR100	127

NextEra Energy Capital Holdings, Inc.

2.75%, 5/1/2025	810	864

2.25%, 6/1/2030	252	255

Pacific Gas and Electric Co.

3.85%, 11/15/2023	840	892

2.95%, 3/1/2026	360	378

4.55%, 7/1/2030	1,745	1,947

4.60%, 6/15/2043	619	648

4.75%, 2/15/2044	510	543

4.25%, 3/15/2046	340	342

4.00%, 12/1/2046	485	471

3.95%, 12/1/2047	375	363

PacifiCorp

2.70%, 9/15/2030	730	773

3.30%, 3/15/2051	493	510

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.00%, 6/30/2050 (b)	591	553

Southern California Edison Co.

Series 13-A, 3.90%, 3/15/2043	214	227

Series C, 4.13%, 3/1/2048	285	313

3.65%, 2/1/2050	484	497

Texas Competitive Electric Holdings Co. LLC 8.50%, 10/1/2021 ‡ (j)	2,500	4

Vistra Operations Co. LLC 3.70%, 1/30/2027 (a)	1,730	1,875

Xcel Energy, Inc. 3.40%, 6/1/2030	250	274

		28,896

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electrical Equipment — 0.0% (h)

Energizer Gamma Acquisition BV 4.63%, 7/15/2026 (b)	EUR 100	124

Orano SA (France) 3.13%, 3/20/2023 (b)	EUR100	125

		249

Electronic Equipment, Instruments & Components — 0.1%

Belden, Inc. 3.88%, 3/15/2028 (b)	EUR 180	225

Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	680	683

		908

Energy Equipment & Services—0.1%

Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	650	666

Saipem Finance International BV (Italy) 2.63%, 1/7/2025 (b)	EUR100	124

		790

Entertainment — 0.2%

Banijay Entertainment SASU (France) 3.50%, 3/1/2025 (b)	EUR 180	215

Live Nation Entertainment, Inc.

6.50%, 5/15/2027 (a)	110	122

4.75%, 10/15/2027 (a)	230	232

Netflix, Inc.

3.00%, 6/15/2025 (b)	EUR 100	130

3.88%, 11/15/2029 (b)	EUR 300	431

3.63%, 6/15/2030 (b)	EUR 100	142

4.88%, 6/15/2030 (a)	615	707

WMG Acquisition Corp.

3.63%, 10/15/2026 (b)	EUR 160	198

3.00%, 2/15/2031 (a)	140	135

		2,312

Equity Real Estate Investment Trusts (REITs) — 0.6%

Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	300	283

American Tower Corp.

3.60%, 1/15/2028	1,695	1,873

2.10%, 6/15/2030	1,275	1,251

3.10%, 6/15/2050	330	312

Crown Castle International Corp.

3.30%, 7/1/2030	75	81

4.15%, 7/1/2050	110	121

Healthcare Trust of America Holdings LP 2.00%, 3/15/2031	670	647

MGM Growth Properties Operating Partnership LP 4.50%, 1/15/2028	90	95

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

RHP Hotel Properties LP

5.00%, 4/15/2023	60	60

4.50%, 2/15/2029 (a)	100	99

SBA Communications Corp. 3.13%, 2/1/2029 (a)	100	97

Uniti Group LP 6.00%, 4/15/2023 (a)	455	462

VICI Properties LP 3.75%, 2/15/2027 (a)	90	91

WP Carey, Inc. 2.40%, 2/1/2031	180	180

		5,652

Food & Staples Retailing — 0.2%

Albertsons Cos., Inc. 4.63%, 1/15/2027 (a)	300	310

Casino Guichard Perrachon SA (France) 4.56%, 1/25/2023 (b) (i)	EUR 100	127

Iceland Bondco plc (United Kingdom) 4.63%, 3/15/2025 (b)	GBP 200	277

Picard Bondco SA (France) 5.50%, 11/30/2024 (b)	EUR 100	123

Quatrim SASU (France) 5.88%, 1/15/2024 (b)	EUR100	127

Rite Aid Corp.

7.50%, 7/1/2025 (a)	343	359

8.00%, 11/15/2026 (a)	336	354

Sysco Corp. 3.30%, 2/15/2050	520	514

		2,191

Food Products — 0.2%

Darling Global Finance BV 3.63%, 5/15/2026 (b)	EUR130	160

Grupo Bimbo SAB de CV (Mexico) 4.00%, 9/6/2049 (a)	368	377

Kraft Heinz Foods Co. 2.25%, 5/25/2028 (b)	EUR100	132

Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	80	87

Post Holdings, Inc.

5.63%, 1/15/2028 (a)	300	315

5.50%, 12/15/2029 (a)	185	199

Sigma Holdco BV (Netherlands) 5.75%, 5/15/2026 (b)	EUR 100	117

Tereos Finance Groupe I SA (France) 4.13%, 6/16/2023 (b)	EUR100	122

		1,509

Gas Utilities — 0.0% (h)

NorteGas Energia Distribucion SA (Spain) 2.07%, 9/28/2027 (b)	EUR102	135

Health Care Equipment & Supplies — 0.3%

Avantor Funding, Inc. 3.88%, 7/15/2028 (b)	EUR100	128

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Equipment & Supplies — continued

Becton Dickinson and Co.

2.82%, 5/20/2030	665	701

3.79%, 5/20/2050	910	1,007

Becton Dickinson Euro Finance SARL 1.21%, 2/12/2036	EUR269	325

Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	370	385

Hologic, Inc. 3.25%, 2/15/2029 (a)	120	120

		2,666

Health Care Providers & Services—0.8%

Centene Corp. 4.25%, 12/15/2027	170	177

Cigna Corp. 3.40%, 3/15/2050	515	525

Community Health Systems, Inc.

8.00%, 3/15/2026 (a)	65	69

4.75%, 2/15/2031 (a)	150	147

CVS Health Corp.

3.25%, 8/15/2029	629	683

4.13%, 4/1/2040	625	711

2.70%, 8/21/2040	690	655

Encompass Health Corp.

4.50%, 2/1/2028	385	400

4.63%, 4/1/2031	155	165

HCA, Inc.

5.38%, 9/1/2026	80	91

4.50%, 2/15/2027	1,320	1,509

5.63%, 9/1/2028	1,240	1,442

3.50%, 9/1/2030	90	94

5.25%, 6/15/2049	155	194

Molina Healthcare, Inc. 3.88%, 11/15/2030 (a)	200	209

Tenet Healthcare Corp.

4.63%, 7/15/2024	120	122

5.13%, 5/1/2025	735	738

4.88%, 1/1/2026 (a)	110	114

		8,045

Health Care Technology—0.1%

IQVIA, Inc.

5.00%, 10/15/2026 (a)	545	564

2.25%, 1/15/2028 (b)	EUR200	242

		806

Hotels, Restaurants & Leisure — 0.5%

1011778 BC ULC (Canada) 4.00%, 10/15/2030 (a)	395	385

Accor SA (France) 3.00%, 2/4/2026 (b) (i)	EUR 100	126

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	135

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

Boyne USA, Inc. 7.25%, 5/1/2025 (a)	140	146

Burger King France SAS (France) 6.00%, 5/1/2024 (b)	EUR100	122

Carnival Corp.

1.88%, 11/7/2022	EUR110	130

10.13%, 2/1/2026 (b)	EUR100	140

Cirsa Finance International SARL (Spain) 6.25%, 12/20/2023 (b)	EUR120	144

CPUK Finance Ltd. (United Kingdom) 4.88%, 8/28/2025 (b)	GBP100	140

International Game Technology plc

4.75%, 2/15/2023 (b)	EUR180	226

2.38%, 4/15/2028 (b)	EUR160	187

Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (a)	80	85

McDonald’s Corp. 3.30%, 7/1/2025	385	420

MGM Resorts International 5.50%, 4/15/2027	60	65

Newco GB SAS (France) 8.00% (PIK), 12/15/2022 (b) (d)	EUR104	122

Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (a)	80	94

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	90	97

Starbucks Corp. 2.55%, 11/15/2030	2,040	2,115

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	140	149

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	250	263

		5,156

Household Durables — 0.0% (h)

CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	220	234

Newell Brands, Inc.

6.00%, 4/1/2046 (i)	80	103

Tempur Sealy International, Inc. 5.50%, 6/15/2026	110	114

		451

Household Products — 0.2%

Central Garden & Pet Co. 5.13%, 2/1/2028	80	85

Clorox Co. (The) 1.80%, 5/15/2030	165	162

Energizer Holdings, Inc.

4.75%, 6/15/2028 (a)	620	634

4.38%, 3/31/2029 (a)	40	40

Spectrum Brands, Inc.

4.00%, 10/1/2026 (b)	EUR 100	124

5.50%, 7/15/2030 (a)	754	812

		1,857

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Independent Power and Renewable Electricity Producers — 0.2%

AES Corp. (The) 2.45%, 1/15/2031 (a)	1,840	1,807

Alexander Funding Trust 1.84%, 11/15/2023 (a)	380	386

Calpine Corp. 5.25%, 6/1/2026 (a)	202	208

		2,401

Industrial Conglomerates — 0.3%

General Electric Co.

5.25%, 12/7/2028	GBP300	515

4.13%, 10/9/2042	670	739

Roper Technologies, Inc. 3.80%, 12/15/2026	1,710	1,936

		3,190

Insurance — 0.2%

MetLife, Inc. 6.40%, 12/15/2036	1,340	1,707

Interactive Media & Services — 0.0% (h)

TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	203	218

Internet & Direct Marketing Retail — 0.1%

Amazon.com, Inc. 2.70%, 6/3/2060	350	323

ANGI Group LLC 3.88%, 8/15/2028 (a)	80	82

eDreams ODIGEO SA (Spain) 5.50%, 9/1/2023 (b)	EUR 100	117

Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	340	357

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	280	300

		1,179

IT Services — 0.2%

Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	495	492

Cogent Communications Group, Inc. 4.38%, 6/30/2024 (b)	EUR120	148

Gartner, Inc. 3.75%, 10/1/2030 (a)	445	451

International Business Machines Corp. 1.95%, 5/15/2030	630	624

Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	201	209

		1,924

Leisure Products — 0.0% (h)

Mattel, Inc. 6.75%, 12/31/2025 (a)	300	315

Machinery — 0.1%

Deere & Co. 3.75%, 4/15/2050	80	94

Rebecca Bidco GmbH (Germany) 5.75%, 7/15/2025 (b)	EUR 100	126

Vertical Midco GmbH (Germany) 4.38%, 7/15/2027 (b)	EUR 180	227

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Machinery — continued

Wabash National Corp. 5.50%, 10/1/2025 (a)	280	285

		732

Marine — 0.0% (h)

CMA CGM SA (France)

6.50%, 7/15/2022 (b)	EUR 100	123

5.25%, 1/15/2025 (b)	EUR100	121

		244

Media — 1.3%

Altice Finco SA (Luxembourg) 4.75%, 1/15/2028 (b)	EUR150	174

Bertelsmann SE & Co. KGaA (Germany) (EUR Swap Annual 5 Year + 2.64%), 3.00%, 4/23/2075 (b) (f)	EUR100	124

Charter Communications Operating LLC

2.80%, 4/1/2031	1,130	1,144

3.50%, 6/1/2041	430	416

5.38%, 5/1/2047	958	1,126

3.70%, 4/1/2051	1,075	1,023

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	160	162

Clear Channel Worldwide Holdings, Inc.

9.25%, 2/15/2024	30	31

5.13%, 8/15/2027 (a)	160	163

Comcast Corp.

3.95%, 10/15/2025	2,025	2,280

3.75%, 4/1/2040	423	478

4.60%, 8/15/2045	980	1,227

4.70%, 10/15/2048	555	704

2.80%, 1/15/2051	329	308

Discovery Communications LLC 4.65%, 5/15/2050	450	522

DISH DBS Corp. 5.88%, 11/15/2024	80	84

GCI LLC 4.75%, 10/15/2028 (a)	310	320

iHeartCommunications, Inc.

6.38%, 5/1/2026	160	169

5.25%, 8/15/2027 (a)	300	308

Meredith Corp. 6.50%, 7/1/2025 (a)	80	85

Scripps Escrow II, Inc.

3.88%, 1/15/2029 (a)	60	59

5.38%, 1/15/2031 (a)	40	41

SES SA (Luxembourg) (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022 (b) (e) (f) (g)	EUR280	346

Sirius XM Radio, Inc. 4.63%, 7/15/2024 (a)	110	113

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Summer BC Holdco A SARL (Luxembourg) 9.25%, 10/31/2027 (b)	EUR90	117

Summer BC Holdco B SARL (Luxembourg) 5.75%, 10/31/2026 (b)	EUR180	229

Telenet Finance Luxembourg Notes SARL (Belgium) 3.50%, 3/1/2028 (b)	EUR300	376

UPCB Finance IV Ltd. (Netherlands) 4.00%, 1/15/2027 (b)	EUR 180	221

Virgin Media Vendor Financing Notes III DAC (Ireland) 4.88%, 7/15/2028 (b)	GBP100	143

Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030 (b)	EUR370	444

Ziggo BV (Netherlands) 4.25%, 1/15/2027 (b)	EUR136	170

		13,107

Metals & Mining — 0.7%

Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	500	530

ArcelorMittal SA (Luxembourg) 1.75%, 11/19/2025 (b)	EUR100	126

Arconic Corp. 6.13%, 2/15/2028 (a)	110	116

Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	150	147

Constellium SE 4.25%, 2/15/2026 (b)	EUR100	123

Freeport-McMoRan, Inc. 4.38%, 8/1/2028	90	96

Gerdau Trade, Inc. (Brazil) 4.88%, 10/24/2027 (b)	1,300	1,474

Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (a)	1,310	1,297

Indonesia Asahan Aluminium Persero PT (Indonesia)

5.45%, 5/15/2030 (a)	830	951

6.76%, 11/15/2048 (b)	311	396

thyssenkrupp AG (Germany)

1.38%, 3/3/2022 (b)	EUR100	121

1.88%, 3/6/2023 (b)	EUR230	277

United States Steel Corp. 6.88%, 3/1/2029	140	137

Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	809	857

		6,648

Multi-Utilities — 0.2%

Ameren Corp. 3.50%, 1/15/2031	1,177	1,308

San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	200	209

		1,517

Oil, Gas & Consumable Fuels — 3.1%

Antero Midstream Partners LP 5.38%, 9/15/2024	140	141

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	137

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Antero Resources Corp. 8.38%, 7/15/2026 (a)	25	27

BP Capital Markets America, Inc. 2.77%, 11/10/2050	390	345

BP Capital Markets plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (e) (f) (g)	1,192	1,257

(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (b) (e) (f) (g)	EUR 1,800	2,291

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (e) (f) (g)	1,716	1,842

California Resources Corp. 7.13%, 2/1/2026 (a)	34	34

Chevron Corp. 2.24%, 5/11/2030	640	655

Chevron USA, Inc.

3.85%, 1/15/2028	899	1,027

2.34%, 8/12/2050	200	173

Comstock Resources, Inc. 7.50%, 5/15/2025 (a)	315	328

Ecopetrol SA (Colombia)

6.88%, 4/29/2030	630	768

7.38%, 9/18/2043	550	682

5.88%, 5/28/2045	430	462

Enbridge, Inc. (Canada) 3.13%, 11/15/2029	2,000	2,134

Energy Transfer Operating LP 3.75%, 5/15/2030	37	39

Exxon Mobil Corp. 3.00%, 8/16/2039	670	673

Gazprom PJSC (Russia) 3.25%, 2/25/2030 (b)	480	477

Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	280	286

KazMunayGas National Co. JSC (Kazakhstan) 5.75%, 4/19/2047 (b)	1,630	1,926

Leviathan Bond Ltd. (Israel)

6.13%, 6/30/2025 (b)	372	406

6.50%, 6/30/2027 (b)	403	443

6.75%, 6/30/2030 (b)	232	254

Lukoil Securities BV (Russia) 3.88%, 5/6/2030 (b)	420	445

MEG Energy Corp. (Canada) 6.50%, 1/15/2025 (a)	8	8

MPLX LP

4.50%, 4/15/2038	1,025	1,133

5.20%, 3/1/2047	290	338

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	19	20

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Occidental Petroleum Corp.

3.50%, 6/15/2025	140	138

8.88%, 7/15/2030	80	102

Petrobras Global Finance BV (Brazil) 6.90%, 3/19/2049	850	948

Petroleos Mexicanos (Mexico) 6.75%, 9/21/2047	2,755	2,411

Repsol International Finance BV (Spain)

(EUR Swap Annual 5 Year + 4.41%), 4.25%, 9/11/2028 (b) (e) (f) (g)	EUR100	131

(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (b) (f)	EUR190	250

Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	103	118

Saudi Arabian Oil Co. (Saudi Arabia)

1.63%, 11/24/2025 (a)	200	202

3.25%, 11/24/2050 (a)	318	292

3.50%, 11/24/2070 (a)	957	859

State Oil Co. of the Azerbaijan Republic (Azerbaijan) 4.75%, 3/13/2023 (b)	950	1,001

Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	710	764

Tallgrass Energy Partners LP 7.50%, 10/1/2025 (a)	330	352

Targa Resources Partners LP

5.00%, 1/15/2028	120	125

4.00%, 1/15/2032 (a)	150	147

Total Capital International SA (France) 3.13%, 5/29/2050	310	303

TOTAL SE (France)

(EUR Swap Annual 5 Year + 3.78%), 3.87%, 5/18/2022 (b) (e) (f) (g)	EUR1,300	1,628

(EUR Swap Annual 5 Year + 2.15%), 2.62%, 2/26/2025 (b) (e) (f) (g)	EUR 1,100	1,395

Transcanada Trust (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (f)	810	894

UGI International LLC 3.25%, 11/1/2025 (b)	EUR100	123

		30,797

Paper & Forest Products — 0.2%

Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	1,200	1,425

WEPA Hygieneprodukte GmbH (Germany) 2.88%, 12/15/2027 (b)	EUR180	220

		1,645

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Personal Products — 0.1%

Coty, Inc. 4.00%, 4/15/2023 (b)	EUR100	117

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	450	478

Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	215	225

		820

Pharmaceuticals — 1.2%

Bausch Health Cos., Inc.

6.13%, 4/15/2025 (a)	110	113

5.50%, 11/1/2025 (a)	500	514

5.00%, 1/30/2028 (a)	90	92

6.25%, 2/15/2029 (a)	720	767

5.25%, 1/30/2030 (a)	190	193

Bayer AG (Germany)

(EUR Swap Annual 5 Year + 2.55%), 3.75%, 7/1/2074 (b) (f)	EUR 1,545	1,964

(EUR Swap Annual 5 Year + 2.01%), 2.37%, 4/2/2075 (b) (f)	EUR194	238

Bayer Capital Corp. BV (Germany) 2.13%, 12/15/2029 (b)	EUR 1,800	2,423

Bristol-Myers Squibb Co.

2.90%, 7/26/2024	804	867

4.25%, 10/26/2049	425	517

Catalent Pharma Solutions, Inc. 2.38%, 3/1/2028 (b)	EUR100	121

Cheplapharm Arzneimittel GmbH (Germany) 3.50%, 2/11/2027 (b)	EUR200	241

Nidda BondCo GmbH (Germany)

5.00%, 9/30/2025 (b)	EUR260	317

7.25%, 9/30/2025 (b)	EUR100	125

Pfizer, Inc.

2.55%, 5/28/2040	330	326

2.70%, 5/28/2050	630	601

Rossini SARL (Italy) 6.75%, 10/30/2025 (b)	EUR120	154

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	750	821

Takeda Pharmaceutical Co. Ltd. (Japan)

3.03%, 7/9/2040	420	422

3.18%, 7/9/2050	410	400

Zoetis, Inc.

2.00%, 5/15/2030	610	602

3.00%, 5/15/2050	235	233

		12,051

Professional Services — 0.0% (h)

La Financiere Atalian SASU (France) 5.13%, 5/15/2025 (b)	EUR175	205

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Real Estate Management & Development — 0.2%

ADLER Real Estate AG (Germany)

1.50%, 4/17/2022 (b)	EUR200	242

3.00%, 4/27/2026 (b)	EUR100	126

Country Garden Holdings Co. Ltd. (China) 7.25%, 4/8/2026 (b)	1,540	1,740

		2,108

Road & Rail — 0.3%

Avis Budget Car Rental LLC

6.38%, 4/1/2024 (a)	270	274

10.50%, 5/15/2025 (a)	70	83

CSX Corp. 2.40%, 2/15/2030	2,175	2,259

EC Finance plc (United Kingdom) 2.38%, 11/15/2022 (b)	EUR 100	116

		2,732

Semiconductors & Semiconductor Equipment — 0.4%

ams AG (Austria) 6.00%, 7/31/2025 (b)	EUR130	168

Broadcom, Inc.

2.45%, 2/15/2031 (a)	1,690	1,641

3.50%, 2/15/2041 (a)	447	445

3.75%, 2/15/2051 (a)	397	392

Entegris, Inc. 4.38%, 4/15/2028 (a)	140	147

Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	645	677

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	358	374

		3,844

Software — 0.1%

CDK Global, Inc. 5.25%, 5/15/2029 (a)	265	285

Nuance Communications, Inc. 5.63%, 12/15/2026	410	429

PTC, Inc. 4.00%, 2/15/2028 (a)	130	134

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	530	560

		1,408

Specialty Retail — 0.3%

Douglas GmbH (Germany) 6.25%, 7/15/2022 (b)	EUR 180	215

eG Global Finance plc (United Kingdom)

3.63%, 2/7/2024 (b)	EUR100	118

4.38%, 2/7/2025 (b)	EUR100	118

Lowe’s Cos., Inc. 1.70%, 10/15/2030	1,725	1,659

PetSmart, Inc.

7.13%, 3/15/2023 (a)	415	416

4.75%, 2/15/2028 (a)	250	258

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	139

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Specialty Retail — continued

Staples, Inc. 7.50%, 4/15/2026 (a)	360	361

		3,145

Technology Hardware, Storage & Peripherals — 0.4%

Apple, Inc. 3.85%, 5/4/2043	425	496

Dell International LLC

6.02%, 6/15/2026 (a)	1,590	1,906

6.10%, 7/15/2027 (a)	106	130

5.30%, 10/1/2029 (a)	116	138

6.20%, 7/15/2030 (a)	665	845

Diebold Nixdorf Dutch Holding BV 9.00%, 7/15/2025 (b)	EUR 190	253

NCR Corp.

5.75%, 9/1/2027 (a)	300	313

5.00%, 10/1/2028 (a)	150	152

6.13%, 9/1/2029 (a)	80	86

		4,319

Textiles, Apparel & Luxury Goods — 0.0% (h)

CBR Fashion Finance BV (Germany) 5.13%, 10/1/2022 (b)	EUR 100	119

Thrifts & Mortgage Finance — 0.6%

BPCE SA (France)

3.00%, 5/22/2022 (a)	408	421

5.70%, 10/22/2023 (a)	2,870	3,223

Nationwide Building Society (United Kingdom) 0.75%, 10/26/2022 (b)	EUR 2,100	2,584

		6,228

Tobacco — 1.0%

Altria Group, Inc.

4.80%, 2/14/2029	2,060	2,416

3.40%, 5/6/2030	510	546

BAT Capital Corp. (United Kingdom)

4.70%, 4/2/2027	410	470

3.56%, 8/15/2027	1,975	2,145

2.26%, 3/25/2028	440	440

4.39%, 8/15/2037	1,399	1,494

4.54%, 8/15/2047	475	487

Philip Morris International, Inc.

1.50%, 5/1/2025	650	664

2.10%, 5/1/2030	160	159

Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	895	999

		9,820

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — 0.2%

Air Lease Corp. 3.25%, 10/1/2029	1,170	1,207

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	10	10

Rexel SA (France) 2.75%, 6/15/2026 (b)	EUR 230	283

United Rentals North America, Inc. 3.88%, 2/15/2031	140	143

WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	300	325

		1,968

Transportation Infrastructure — 0.1%

Atlantia SpA (Italy)

1.63%, 2/3/2025 (b)	EUR110	133

1.88%, 7/13/2027 (b)	EUR100	121

Autostrade per l’Italia SpA (Italy)

1.63%, 6/12/2023	EUR100	122

1.88%, 11/4/2025 (b)	EUR100	124

1.75%, 6/26/2026 (b)	EUR170	209

		709

Wireless Telecommunication Services — 0.8%

Hughes Satellite Systems Corp.

6.63%, 8/1/2026	120	134

Matterhorn Telecom SA (Luxembourg) 3.13%, 9/15/2026 (b)	EUR 270	322

PLT VII Finance SARL (Luxembourg) 4.63%, 1/5/2026 (b)	EUR 100	125

Sprint Corp. 7.63%, 2/15/2025	70	83

Telefonica Europe BV (Spain)

(EUR Swap Annual 5 Year + 2.33%), 2.62%, 3/7/2023 (b) (e) (f) (g)	EUR200	246

Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (b) (e) (f) (g)	EUR300	372

(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024 (b) (e) (f) (g)	EUR300	405

(EUR Swap Annual 8 Year + 2.97%), 3.87%, 6/22/2026 (b) (e) (f) (g)	EUR100	129

T-Mobile USA, Inc.

3.75%, 4/15/2027 (a)	2,400	2,644

3.88%, 4/15/2030 (a)	1,085	1,193

4.50%, 4/15/2050 (a)	625	694

Vodafone Group plc (United Kingdom)

4.88%, 6/19/2049	598	734

4.25%, 9/17/2050	640	718

(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (b) (f)	EUR240	326

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Wireless Telecommunication Services — continued

(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (b) (f)	EUR100	125

Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080 (b) (f)	EUR100	124

		8,374

Total Corporate Bonds (Cost $348,205)		362,757

Foreign Government Securities — 14.6%

Arab Republic of Egypt (Egypt)

5.75%, 5/29/2024 (a)	820	866

7.50%, 1/31/2027 (b)	430	483

5.88%, 2/16/2031 (a)	771	738

7.63%, 5/29/2032 (a)	1,000	1,065

8.70%, 3/1/2049 (b)	830	874

Bonos de la Tesoreria (Peru) 5.40%, 8/12/2034	PEN1,818	517

Buoni Poliennali del Tesoro (Italy)

1.45%, 3/1/2036 (b)	EUR1,892	2,388

1.80%, 3/1/2041 (b)	EUR4,303	5,546

2.45%, 9/1/2050 (b)	EUR830	1,191

Commonwealth of Australia (Australia) 5.50%, 4/21/2023 (b)	AUD37,296	31,996

Czech Republic (Czech Republic) 2.00%, 10/13/2033	CZK95,090	4,510

Dominican Republic Government Bond (Dominican Republic)

6.00%, 7/19/2028 (b)	900	1,016

4.88%, 9/23/2032 (a)	660	669

5.30%, 1/21/2041 (a)	540	528

6.40%, 6/5/2049 (b)	258	272

5.88%, 1/30/2060 (a)	1,216	1,176

Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024 (b)	1,970	1,830

Federal Republic of Nigeria (Nigeria)

6.50%, 11/28/2027 (b)	1,500	1,602

7.63%, 11/28/2047 (b)	1,090	1,111

Hashemite Kingdom of Jordan (Jordan) 5.85%, 7/7/2030 (a)	1,330	1,410

Hungary Government Bond (Hungary)

1.00%, 11/26/2025	HUF 424,970	1,362

2.25%, 4/20/2033	HUF745,710	2,375

Jamaica Government Bond (Jamaica) 8.00%, 3/15/2039	870	1,195

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kingdom of Bahrain (Bahrain)

5.45%, 9/16/2032 (a)	1,265	1,257

7.50%, 9/20/2047 (b)	1,415	1,521

Kingdom of Morocco (Morocco)

1.50%, 11/27/2031 (a)	EUR1,240	1,434

3.00%, 12/15/2032 (a)	476	460

5.50%, 12/11/2042 (b)	470	540

4.00%, 12/15/2050 (a)	489	456

Kingdom of Saudi Arabia (Saudi Arabia) 3.45%, 2/2/2061 (a)	561	521

Lebanese Republic (Lebanon) 6.38%, 3/9/2020 (j)	1,280	172

Malaysia Government Bond (Malaysia) 3.83%, 7/5/2034	MYR11,280	2,783

Mex Bonos Desarr Fix Rt (Mexico)

Series M 20, 8.50%, 5/31/2029	MXN43,500	2,428

7.75%, 5/29/2031	MXN40,740	2,169

7.75%, 11/23/2034	MXN42,200	2,221

People’s Republic of China (China) 3.27%, 11/19/2030	CNY35,000	5,390

Republic of Angola (Angola) 8.00%, 11/26/2029 (b)	530	516

Republic of Colombia (Colombia)

3.13%, 4/15/2031	1,000	991

4.13%, 5/15/2051	584	559

Republic of Cote d’Ivoire (Ivory Coast)

6.38%, 3/3/2028 (b)	1,190	1,320

6.88%, 10/17/2040 (a)	EUR1,880	2,465

Republic of El Salvador (El Salvador)

5.88%, 1/30/2025 (b)	790	767

6.38%, 1/18/2027 (b)	800	781

Republic of Ghana (Ghana)

7.63%, 5/16/2029 (b)	980	1,022

8.63%, 6/16/2049 (b)	1,040	1,004

Republic of Indonesia (Indonesia)

6.50%, 6/15/2025	IDR 33,421,000	2,411

7.00%, 9/15/2030	IDR9,776,000	697

8.38%, 3/15/2034	IDR15,335,000	1,166

7.50%, 4/15/2040	IDR56,472,000	4,035

Republic of Kenya (Kenya) 6.88%, 6/24/2024 (b)	1,370	1,517

Republic of North Macedonia (Macedonia, the Former Yugoslav Republic of) 2.75%, 1/18/2025 (b)	EUR1,110	1,410

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	141

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Foreign Government Securities — continued

Republic of Panama (Panama)

4.50%, 4/1/2056		860	946

3.87%, 7/23/2060		960	946

Republic of Paraguay (Paraguay)

5.00%, 4/15/2026 (b)		620	696

4.95%, 4/28/2031 (a)		430	486

5.60%, 3/13/2048 (b)		820	950

5.40%, 3/30/2050 (a)		470	539

Republic of Poland (Poland) 1.25%, 10/25/2030	PLN	18,214	4,706

Republic of Senegal (Senegal) 6.25%, 7/30/2024 (b)		1,760	1,942

Republic of Serbia (Serbia)

1.50%, 6/26/2029 (a)	EUR	1,600	1,928

2.13%, 12/1/2030 (a)		1,010	951

1.65%, 3/3/2033 (a)	EUR	632	737

Republic of South Africa (South Africa)

Series R213, 7.00%, 2/28/2031	ZAR	45,350	2,528

8.88%, 2/28/2035	ZAR	37,240	2,192

Series 2037, 8.50%, 1/31/2037	ZAR	20,176	1,120

6.25%, 3/8/2041		379	382

5.75%, 9/30/2049		390	358

Romania Government Bond (Romania)

2.88%, 10/28/2024 (b)	EUR	770	1,021

4.15%, 10/24/2030	RON	9,660	2,503

2.63%, 12/2/2040 (a)	EUR	416	495

4.63%, 4/3/2049 (a)	EUR	997	1,522

Russian Federation (Russia)

6.00%, 10/6/2027	RUB	56,750	743

7.65%, 4/10/2030	RUB	138,500	1,979

7.25%, 5/10/2034	RUB	32,943	453

7.70%, 3/16/2039	RUB	54,020	774

State of Qatar (Qatar) 3.75%, 4/16/2030 (a)		259	292

Titulos de Tesoreria (Colombia) 7.00%, 6/30/2032	COP	8,016,100	2,306

Ukraine Government Bond (Ukraine)

7.75%, 9/1/2024 (b)		1,880	2,024

7.75%, 9/1/2027 (b)		364	394

7.38%, 9/25/2032 (b)		350	358

United Arab Emirates Government Bond (United Arab Emirates) 4.00%, 7/28/2050 (a)		1,180	1,086

United Mexican States (Mexico)

3.77%, 5/24/2061		1,128	988

3.75%, 4/19/2071		1,815	1,549

Total Foreign Government Securities (Cost $147,135)			146,627

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 13.4%

FHLMC Gold Pools, 30 Year Pool # G61785, 3.50%, 1/1/2048	7,098	7,577

FNMA UMBS, 15 Year Pool # MA4261, 2.00%, 2/1/2036	7,059	7,309

FNMA UMBS, 30 Year

Pool # BM5275, 3.50%, 11/1/2047	2,609	2,778

Pool # BM5219, 3.50%, 3/1/2048	1,444	1,534

Pool # MA4256, 2.50%, 2/1/2051	14,157	14,695

FNMA, Other

Pool # BF0263, 3.50%, 5/1/2058	1,554	1,732

Pool # BF0381, 4.00%, 4/1/2059	1,564	1,754

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.00%, 4/25/2051 (k)	28,453	28,680

GNMA II, Single Family, 30 Year

TBA, 2.50%, 3/15/2051 (k)	39,120	40,618

TBA, 2.00%, 4/15/2051 (k)	27,710	28,067

Total Mortgage-Backed Securities (Cost $134,371)		134,744

Collateralized Mortgage Obligations — 9.0%

Alternative Loan Trust

Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	12	12

Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	145	147

Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	231	235

Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	489	500

Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,058	1,018

American Home Mortgage Assets Trust Series 2006-6, Class A1A, 0.31%, 12/25/2046 (c)	1,360	1,162

Angel Oak Mortgage Trust

Series 2019-5, Class A1, 2.59%, 10/25/2049 (a) (c)	5,048	5,098

Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (c)	857	868

Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.63%, 3/25/2049 (a) (c)	949	971

Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	36	33

Banc of America Funding Trust Series 2006-A, Class 1A1, 2.75%, 2/20/2036 (c)	346	345

Banc of America Mortgage Trust Series 2004-A, Class 2A2, 2.53%, 2/25/2034 (c)	156	160

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

CHL GMSR Issuer Trust Series 2018-GT1, Class A, 2.87%, 5/25/2023 (a) (c)	1,670	1,664

Citigroup Mortgage Loan Trust, Inc. Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1	1

COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050 (a) (c)	1,141	1,155

Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2, 2.22%, 10/25/2039 ‡ (a) (c)	893	893

CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	331	259

Deephaven Residential Mortgage Trust

Series 2019-4A, Class A1, 2.79%, 10/25/2059 (a) (c)	1,925	1,948

Series 2020-1, Class A1, 2.34%, 1/25/2060 (a) (c)	3,037	3,075

Series 2020-1, Class A3, 2.65%, 1/25/2060 (a) (c)	941	949

FHLMC STACR Trust Series 2018-HQA2, Class M2, 2.42%, 10/25/2048 (a) (c)	550	551

FHLMC Structured Agency Credit Risk Debt Notes

Series 2016-HQA4, Class M3, 4.02%, 4/25/2029 (c)	1,013	1,048

Series 2018-HQA1, Class M2, 2.42%, 9/25/2030 (c)	2,143	2,149

FHLMC, REMIC

Series 4043, Class PI, IO, 2.50%, 5/15/2027	3,362	176

Series 4086, Class AI, IO, 3.50%, 7/15/2027	1,372	89

Series 4120, Class UI, IO, 3.00%, 10/15/2027	1,014	49

Series 4216, Class MI, IO, 3.00%, 6/15/2028	560	39

Series 4178, Class BI, IO, 3.00%, 3/15/2033	1,163	108

Series 2936, Class AS, IF, IO, 5.99%, 2/15/2035 (c)	290	45

Series 3716, Class PI, IO, 4.50%, 4/15/2038	186	1

Series 4119, Class LI, IO, 3.50%, 6/15/2039	4,406	101

Series 3907, Class AI, IO, 5.00%, 5/15/2040	860	35

Series 4018, Class HI, IO, 4.50%, 3/15/2041	2,777	254

Series 4073, Class IQ, IO, 4.00%, 7/15/2042	1,003	147

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4173, Class I, IO, 4.00%, 3/15/2043	3,302	592

Series 4305, Class SK, IF, IO, 6.49%, 2/15/2044 (c)	1,343	271

Series 4612, Class QI, IO, 3.50%, 5/15/2044	5,897	647

Series 4372, Class SY, IF, IO, 5.99%, 8/15/2044 (c)	4,818	809

Series 4687, Class SG, IF, IO, 6.04%, 1/15/2047 (c)	4,571	973

Series 4654, Class SK, IF, IO, 5.89%, 2/15/2047 (c)	6,977	1,614

Series 4681, Class SD, IF, IO, 6.04%, 5/15/2047 (c)	10,692	2,343

Series 4707, Class SA, IF, IO, 6.04%, 8/15/2047 (c)	7,052	1,743

Series 4983, Class SY, IF, IO, 5.98%, 5/25/2050 (c)	10,590	2,429

Series 5023, Class MI, IO, 3.00%, 10/25/2050	5,529	963

FNMA, Connecticut Avenue Securities

Series 2015-C03, Class 2M2, 5.13%, 7/25/2025 (c)	366	373

Series 2017-C06, Class 1M2, 2.77%, 2/25/2030 (c)	518	523

Series 2018-C05, Class 1M2, 2.47%, 1/25/2031 (c)	1,574	1,574

Series 2018-C06, Class 1M2, 2.12%, 3/25/2031 (c)	763	764

Series 2018-C06, Class 2M2, 2.22%, 3/25/2031 (c)	254	253

FNMA, REMIC

Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	1,478	71

Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	2,508	166

Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	1,573	88

Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	489	22

Series 2003-130, Class NS, IF, IO, 6.88%, 1/25/2034 (c)	630	123

Series 2005-67, Class SI, IF, IO, 6.58%, 8/25/2035 (c)	435	62

Series 2005-69, Class AS, IF, IO, 6.58%, 8/25/2035 (c)	132	28

Series 2006-24, Class QS, IF, IO, 7.08%, 4/25/2036 (c)	429	79

Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	1,177	56

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	143

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	312	6

Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	2,380	99

Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	2,814	140

Series 2010-68, Class SJ, IF, IO, 6.43%, 7/25/2040 (c)	420	83

Series 2016-30, Class SA, IF, IO, 5.88%, 5/25/2046 (c)	5,799	1,280

Series 2016-39, Class LS, IF, IO, 5.88%, 7/25/2046 (c)	3,889	884

Series 2016-74, Class GS, IF, IO, 5.88%, 10/25/2046 (c)	1,802	425

Series 2016-75, Class SC, IF, IO, 5.98%, 10/25/2046 (c)	3,924	799

Series 2017-6, Class SB, IF, IO, 5.93%, 2/25/2047 (c)	2,641	547

Series 2017-47, Class ST, IF, IO, 5.98%, 6/25/2047 (c)	6,263	1,469

Series 2019-42, Class SK, IF, IO, 5.93%, 8/25/2049 (c)	1,528	304

FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050 (a) (c)	1,715	1,761

GCAT Trust Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (a) (i)	2,410	2,462

GNMA

Series 2014-36, Class WY, 2.00%, 3/16/2044	810	800

Series 2014-181, Class SL, IF, IO, 5.49%, 12/20/2044 (c)	2,716	572

Series 2015-110, Class MS, IF, IO, 5.60%, 8/20/2045 (c)	1,044	183

Series 2017-134, Class SD, IF, IO, 6.09%, 9/20/2047 (c)	2,644	563

Series 2019-115, Class SD, IF, IO, 5.99%, 9/20/2049 (c)	1,282	189

Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	19,945	2,483

Series 2015-H13, Class GI, IO, 1.60%, 4/20/2065 (c)	2,206	89

GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	647	674

Homeward Opportunities Fund I Trust Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (a) (c)	810	834

IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 0.64%, 6/25/2035 (c)	860	794

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036		379	286

Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035		346	289

MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034		1,440	1,498

Morgan Stanley Mortgage Loan Trust

Series 2004-4, Class 2A, 6.32%, 9/25/2034 (c)		288	318

Series 2004-9, Class 1A, 5.43%, 11/25/2034 (c)		104	113

New Residential Mortgage Loan Trust

Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (c)		4,262	4,375

Series 2020-NQM1, Class A1, 2.46%, 1/26/2060 (a) (c)		1,940	1,978

OBX Trust

Series 2019-EXP3, Class 2A1A, 1.02%, 10/25/2059 (a) (c)		1,882	1,889

Series 2020-EXP1, Class 2A1, 0.87%, 2/25/2060 (a) (c)		362	365

PRPM LLC

Series 2020-3, Class A1, 2.86%, 9/25/2025 (a) (i)		1,355	1,366

RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036		34	33

Residential Asset Securitization Trust

Series 2005-A3, Class A2, 5.50%, 4/25/2035		2,159	1,843

Series 2005-A8CB, Class A11, 6.00%, 7/25/2035		270	246

SART 4.75%, 7/15/2024		1,962	1,985

Sequoia Mortgage Trust Series 2003-8, Class A1, 0.75%, 1/20/2034 (c)		363	369

Starwood Mortgage Residential Trust

Series 2019-1, Class A3, 3.30%, 6/25/2049 (a) (c)		1,203	1,218

Series 2019-INV1, Class A1, 2.61%, 9/27/2049 (a) (c)		939	957

Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (c)		1,098	1,121

TDA CAM 4 FTA (Spain) Series 4, Class A, 0.00%, 6/26/2039 (b) (c)	EUR	573	692

Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021 (a) (i)		732	734

Verus Securitization Trust

Series 2019-1, Class A1, 3.84%, 2/25/2059 (a) (c)		819	824

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2019-4, Class A1, 2.64%, 11/25/2059 (a) (i)	3,358	3,429

Series 2019-INV3, Class A1, 2.69%, 11/25/2059 (a) (c)	4,619	4,743

Series 2020-1, Class A1, 2.42%, 1/25/2060 (a) (i)	893	910

WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033	131	135

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-3, Class 5A2, 5.50%, 3/25/2021	10	10

Total Collateralized Mortgage Obligations (Cost $87,993)		91,017

Asset-Backed Securities — 8.3%

5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022 ‡ (a)	2,118	2,118

ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	286	288

ACIS CLO Ltd. (Cayman Islands) Series 2017-7A, Class A1, 1.55%, 5/1/2027 (a) (c)	760	760

American Credit Acceptance Receivables Trust

Series 2019-1, Class D, 3.81%, 4/14/2025 (a)	2,445	2,547

Series 2019-1, Class E, 4.84%, 4/14/2025 (a)	2,400	2,558

Series 2019-4, Class D, 2.97%, 12/12/2025 (a)	790	819

Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W7, Class M2, 1.02%, 5/25/2034 ‡ (c)	131	130

Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 1.69%, 10/25/2034 ‡ (c)	169	174

Chase Funding Loan Acquisition Trust Series 2004-OPT1, Class M2, 1.62%, 6/25/2034 ‡ (c)	208	207

Commonbond Student Loan Trust

Series 2018-AGS, Class B, 3.58%, 2/25/2044 ‡ (a)	719	737

Series 2018-AGS, Class C, 3.82%, 2/25/2044 ‡ (a)	97	98

Conn’s Receivables Funding LLC

Series 2019-A, Class B, 4.36%, 10/16/2023 ‡ (a)	252	253

Series 2019-A, Class C, 5.29%, 10/16/2023 ‡ (a)	225	224

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Countrywide Asset-Backed Certificates

Series 2002-4, Class M1, 1.24%, 12/25/2032 ‡ (c)	733	734

Series 2004-2, Class M1, 0.87%, 5/25/2034 ‡ (c)	38	38

Series 2004-ECC2, Class M2, 1.09%, 12/25/2034 ‡ (c)	352	353

CPS Auto Trust

Series 2018-C, Class C, 3.68%, 6/17/2024 (a)	1,518	1,532

Series 2018-C, Class D, 4.40%, 6/17/2024 (a)	810	838

Credit Acceptance Auto Loan Trust

Series 2018-1A, Class C, 3.77%, 6/15/2027 (a)	2,330	2,356

Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	580	594

Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	670	696

CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 0.94%, 3/25/2034 ‡ (c)	99	99

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-5, Class M2, 1.12%, 7/25/2034 ‡ (c)	175	176

Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031 ‡ (a)	1,477	1,525

Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	1,170	1,210

DT Auto Owner Trust

Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	790	810

Series 2018-2A, Class E, 5.54%, 6/16/2025 (a)	890	924

Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	2,999	3,112

Series 2020-1A, Class C, 2.29%, 11/17/2025 (a)	2,980	3,046

Exeter Automobile Receivables Trust

Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	2,230	2,315

Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	550	593

Series 2020-1A, Class C, 2.49%, 1/15/2025 (a)	1,320	1,351

Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	2,150	2,220

Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	810	851

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	145

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Asset-Backed Securities — continued

First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 0.84%, 8/25/2034 ‡ (c)	—	(l)	—	(l)

Flagship Credit Auto Trust Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	1,900		1,954

FREED ABS Trust Series 2019-2, Class B, 3.19%, 11/18/2026 ‡ (a)	1,145		1,165

GLS Auto Receivables Issuer Trust Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	650		675

GLS Auto Receivables Trust Series 2018-2A, Class D, 5.46%, 3/17/2025 (a)	1,470		1,536

LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	3,706		3,737

Marlette Funding Trust Series 2018-1A, Class C, 3.69%, 3/15/2028 (a)	74		74

MFA LLC Series 2018-NPL2, Class A1, 4.16%, 7/25/2048 ‡ (a) (i)	932		935

Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	2,341		2,540

Morgan Stanley ABS Capital I, Inc. Trust

Series 2004-HE1, Class M1, 0.97%, 1/25/2034 ‡ (c)	410		409

Series 2004-NC7, Class M3, 1.09%, 7/25/2034 ‡ (c)	93		92

Series 2004-HE7, Class M2, 1.06%, 8/25/2034 ‡ (c)	54		54

Series 2004-HE7, Class M3, 1.14%, 8/25/2034 ‡ (c)	67		67

Series 2004-HE8, Class M2, 1.14%, 9/25/2034 ‡ (c)	115		113

Series 2005-NC1, Class M3, 0.88%, 1/25/2035 ‡ (c)	347		336

New Century Home Equity Loan Trust

Series 2004-2, Class M2, 1.05%, 8/25/2034 ‡ (c)	58		57

Series 2004-4, Class M2, 0.91%, 2/25/2035 ‡ (c)	219		218

OneMain Direct Auto Receivables Trust

Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	914		930

Series 2018-1A, Class D, 4.40%, 1/14/2028 (a)	1,110		1,134

Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡ (a)	860		889

Option One Mortgage Loan Trust Series 2004-3, Class M3, 1.09%, 11/25/2034 ‡ (c)	27		27

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.48%, 4/25/2023 (a) (c)	1,210	1,193

PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 2.77%, 8/25/2025 (a) (c)	2,280	2,269

Progress Residential Trust Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	2,937	2,999

Renaissance Home Equity Loan Trust

Series 2005-1, Class AF6, 4.97%, 5/25/2035 ‡ (i)	185	194

Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (i)	1,717	1,827

Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	396	403

Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025 (a)	461	466

Santander Revolving Auto Loan Trust

Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	820	869

Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	2,936	3,091

Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	2,910	3,060

Saxon Asset Securities Trust Series 2006-2, Class A3C, 0.27%, 9/25/2036 ‡ (c)	12	12

Springleaf Funding Trust Series 2017-AA, Class C, 3.86%, 7/15/2030 ‡ (a)	2,000	2,024

Structured Asset Investment Loan Trust

Series 2004-7, Class M1, 1.17%, 8/25/2034 ‡ (c)	361	359

Series 2004-8, Class M2, 1.05%, 9/25/2034 ‡ (c)	252	248

Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF2, Class M2, 0.75%, 5/25/2035 ‡ (c)	119	117

Symphony CLO Ltd. (Cayman Islands) Series 2021-26A, Class A, 1.50%, 4/20/2029 (a) (c)	3,055	3,060

Tesla Auto Lease Trust Series 2020-A, Class E, 4.64%, 8/20/2024 (a)	930	980

Westlake Automobile Receivables Trust

Series 2018-3A, Class E, 4.90%, 12/15/2023 (a)	490	512

Series 2018-2A, Class E, 4.86%, 1/16/2024 (a)	730	758

Series 2018-1A, Class F, 5.60%, 7/15/2024 (a)	2,900	2,936

Series 2018-2A, Class F, 6.04%, 1/15/2025 (a)	1,701	1,752

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-3A, Class F, 6.02%, 2/18/2025 (a)	1,000	1,036

Total Asset-Backed Securities (Cost $80,976)		83,393

Commercial Mortgage-Backed Securities — 6.5%

A10 Revolving Asset Financing I LLC 6.81%, 1/9/2020 ‡ (a) (c)	6,000	6,000

BANK

Series 2018-BN13, Class C, 4.56%, 8/15/2061 ‡ (c)	509	560

Series 2019-BN20, Class XA, IO, 0.84%, 9/15/2062 (c)	4,135	248

Series 2020-BN25, Class XA, IO, 0.89%, 1/15/2063 (c)	13,208	872

Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 ‡ (c)	1,679	1,741

BHMS Series 2018-ATLS, Class A, 1.36%, 7/15/2035 (a) (c)	2,675	2,673

Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 1.36%, 6/15/2035 ‡ (a) (c)	1,200	1,133

CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.39%, 11/15/2050 ‡ (c)	152	165

CD Mortgage Trust Series 2016-CD2, Class C, 4.02%, 11/10/2049 ‡ (c)	95	98

CGDBB Commercial Mortgage Trust

Series 2017-BIOC, Class B, 1.08%, 7/15/2032 (a) (c)	2,375	2,379

Series 2017-BIOC, Class C, 1.16%, 7/15/2032 ‡ (a) (c)	1,562	1,563

Citigroup Commercial Mortgage Trust Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	2,765	2,345

Commercial Mortgage Trust Series 2020-CBM, Class D, 3.63%, 2/10/2037 ‡ (a) (c)	2,210	2,136

Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	18	17

Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 1.34%, 5/15/2036 ‡ (a) (c)	3,800	3,812

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K033, Class X1, IO, 0.29%, 7/25/2023 (c)	41,919	262

Series K729, Class X1, IO, 0.36%, 10/25/2024 (c)	20,755	230

Series K739, Class X1, IO, 1.29%, 9/25/2027 (c)	18,998	1,356

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K108, Class X1, IO, 1.69%, 3/25/2030 (c)	7,400	994

Series K723, Class X3, IO, 1.92%, 10/25/2034 (c)	9,280	417

Series K041, Class X3, IO, 1.64%, 11/25/2042 (c)	13,061	720

Series K047, Class X3, IO, 1.49%, 6/25/2043 (c)	18,000	1,035

Series K726, Class X3, IO, 2.13%, 7/25/2044 (c)	3,760	229

Series K067, Class X3, IO, 2.11%, 9/25/2044 (c)	15,993	1,930

Series K068, Class X3, IO, 2.06%, 10/25/2044 (c)	4,540	537

Series K070, Class X3, IO, 2.04%, 12/25/2044 (c)	2,152	260

Series K730, Class X3, IO, 2.03%, 2/25/2045 (c)	13,820	987

Series K072, Class X3, IO, 2.14%, 12/25/2045 (c)	3,940	502

Series K088, Class X3, IO, 2.35%, 2/25/2047 (c)	7,310	1,189

FNMA ACES Series 2019-M1, Class A2, 3.55%, 9/25/2028 (c)	1,200	1,377

FREMF Series 2018-KF46, Class B, 2.07%, 3/25/2028 (a) (c)	1,944	1,915

FREMF Mortgage Trust

Series 2017-KF29, Class B, 3.67%, 2/25/2024 (a) (c)	187	186

Series 2017-KF31, Class B, 3.02%, 4/25/2024 (a) (c)	302	299

Series 2017-KF36, Class B, 2.77%, 8/25/2024 (a) (c)	658	658

Series 2017-KF35, Class B, 2.87%, 8/25/2024 (a) (c)	508	508

Series 2018-KF45, Class B, 2.07%, 3/25/2025 (a) (c)	292	290

Series 2018-KF47, Class B, 2.12%, 5/25/2025 (a) (c)	233	228

Series 2018-KF48, Class B, 2.17%, 6/25/2028 (a) (c)	1,103	1,086

Series 2017-K726, Class C, 3.98%, 7/25/2049 (a) (c)	725	766

Series 2017-K67, Class B, 3.94%, 9/25/2049 (a) (c)	1,995	2,194

Series 2017-K729, Class B, 3.68%, 11/25/2049 (a) (c)	880	946

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	147

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

GNMA

Series 2012-89, IO, 0.36%, 12/16/2053 (c)	5,204	39

Series 2017-9, IO, 0.63%, 1/16/2057 (c)	7,450	330

Series 2017-23, IO, 0.68%, 5/16/2059 (c)	7,717	357

Series 2017-69, IO, 0.81%, 7/16/2059 (c)	6,930	374

Series 2019-155, IO, 0.66%, 7/16/2061 (c)	15,732	1,010

GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class B, 1.66%, 11/21/2035 ‡ (a) (c)	1,540	1,529

GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.08%, 5/10/2050 ‡ (c)	190	198

JPMBB Commercial Mortgage Securities Trust

Series 2015-C30, Class C, 4.27%, 7/15/2048 (c)	266	285

Series 2015-C31, Class C, 4.62%, 8/15/2048 ‡ (c)	124	132

JPMDB Commercial Mortgage Securities Trust Series 2017-C7, Class C, 4.18%, 10/15/2050 ‡ (c)	210	226

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.42%, 12/15/2049 ‡ (c)	152	151

LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (c)	4,774	2,762

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C14, Class C, 5.05%, 2/15/2047 ‡ (c)	114	123

Series 2015-C24, Class C, 4.34%, 5/15/2048 ‡ (c)	190	197

Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class D, 3.31%, 9/13/2031 ‡ (a)	3,170	3,128

Morgan Stanley Capital I Trust

Series 2015-MS1, Class B, 4.03%, 5/15/2048 ‡ (c)	147	159

Series 2019-L2, Class C, 4.98%, 3/15/2052 ‡ (c)	978	1,069

Series 2020-L4, Class C, 3.54%, 2/15/2053 ‡ (c)	481	492

Velocity Commercial Capital Loan Trust

Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (c)	1,875	1,969

Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (c)	869	903

Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (c)	674	694

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (c)	1,417	1,436

Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class F, 5.16%, 10/15/2044 ‡ (a) (c)	1,299	264

Wells Fargo Commercial Mortgage Trust Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (c)	316	357

Total Commercial Mortgage-Backed Securities (Cost $68,487)		65,027

Convertible Bonds — 3.6%

Airlines — 0.1%

Southwest Airlines Co. 1.25%, 5/1/2025	815	1,370

Electronic Equipment, Instruments & Components — 0.3%

II-VI, Inc. 0.25%, 9/1/2022	1,020	1,886

Knowles Corp. 3.25%, 11/1/2021	870	1,037

		2,923

Entertainment — 0.2%

Zynga, Inc. Zero Coupon, 12/15/2026 (a)	1,370	1,588

Equity Real Estate Investment Trusts (REITs) — 0.1%

Pebblebrook Hotel Trust 1.75%, 12/15/2026	910	1,046

Summit Hotel Properties, Inc. 1.50%, 2/15/2026	351	395

		1,441

Health Care Equipment & Supplies — 0.1%

Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	970	1,098

Health Care Providers & Services — 0.0% (h)

PetIQ, Inc. 4.00%, 6/1/2026 (a)	220	308

Hotels, Restaurants & Leisure — 0.2%

Huazhu Group Ltd. (China) 0.38%, 11/1/2022	760	1,044

Vail Resorts, Inc. Zero Coupon, 1/1/2026 (a)	686	724

		1,768

Interactive Media & Services — 0.2%

Snap, Inc. 0.75%, 8/1/2026	610	1,835

IT Services — 0.3%

GDS Holdings Ltd. (China) 2.00%, 6/1/2025	550	1,137

Square, Inc. 0.50%, 5/15/2023	514	1,521

		2,658

Leisure Products — 0.1%

Callaway Golf Co. 2.75%, 5/1/2026 (a)	455	810

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued

Machinery — 0.1%

Fortive Corp. 0.88%, 2/15/2022	1,230	1,258

Media — 0.1%

DISH Network Corp. Zero Coupon, 12/15/2025 (a)	920	909

Metals & Mining — 0.2%

Allegheny Technologies, Inc. 3.50%, 6/15/2025 (a)	1,155	1,760

Road & Rail — 0.2%

Lyft, Inc. 1.50%, 5/15/2025 (a)	975	1,578

Semiconductors & Semiconductor Equipment — 0.7%

ams AG (Austria) 2.13%, 11/3/2027 (b)	EUR 600	773

Cree, Inc. 0.88%, 9/1/2023	660	1,272

Microchip Technology, Inc. 1.63%, 2/15/2027	810	1,806

ON Semiconductor Corp. 1.63%, 10/15/2023	1,000	2,033

Silicon Laboratories, Inc. 0.63%, 6/15/2025 (a)	1,186	1,710

		7,594

Software — 0.7%

Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026 (a)	240	232

Bentley Systems, Inc. 0.13%, 1/15/2026 (a) (k)	505	524

Box, Inc. Zero Coupon, 1/15/2026 (a)	692	727

Dropbox, Inc. Zero Coupon, 3/1/2028 (a)	625	614

Envestnet, Inc. 1.75%, 6/1/2023	995	1,148

FireEye, Inc. 0.88%, 6/1/2024	650	734

Nice Ltd. (Israel) Zero Coupon, 9/15/2025 (a)	1,124	1,230

Palo Alto Networks, Inc. 0.38%, 6/1/2025 (a)	1,250	1,681

		6,890

Total Convertible Bonds (Cost $28,385)		35,788

Loan Assignments — 3.4% (m)

Airlines — 0.0% (h)

Delta Air Lines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/2027 (f) (n)	314	332

Auto Components — 0.1%

Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 1/31/2028 (f) (n)	685	686

Building Products — 0.1%

American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027 (f)	650	650

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — 0.2%

Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/1/2024 (f)	946	946

INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 1/29/2026 (f) (n)	800	803

		1,749

Commercial Services & Supplies — 0.0% (h)

Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026 (f) (n)	588	588

Construction & Engineering — 0.1%

Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.10%, 7/24/2026 (f)	480	481

Pike Corp., Delayed Draw Term Loan B

(ICE LIBOR USD 1 Month + 3.00%), 3.12%, 1/21/2028 (f)	290	290

(ICE LIBOR USD 3 Month + 3.25%), 3.25%, 1/21/2028 (f) (n)	220	220

		991

Containers & Packaging — 0.2%

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.44%, 4/3/2024 (f) (n)	599	588

Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/4/2027 (f)	818	819

LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.11%, 7/1/2026 (f) (n)	477	479

		1,886

Diversified Financial Services — 0.2%

Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (f)	1,230	1,235

Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/17/2027 (f)	777	785

		2,020

Electrical Equipment — 0.1%

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 3/2/2027 (f)	1,127	1,128

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	149

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Food Products — 0.0% (h)

B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 10/10/2026 (f)	400	400

Health Care Equipment & Supplies — 0.1%

Avantor Funding, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 11/8/2027 (f)	800	804

Health Care Providers & Services — 0.1%

WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 1/8/2027 (f)	598	600

Household Products — 0.0% (h)

Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 2/4/2027 (f)	429	429

Internet & Direct Marketing Retail — 0.1%

GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 10/10/2025 (f)	1,127	1,125

Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026 (f)	368	369

		1,494

IT Services — 0.1%

Ancestry.com, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 12/6/2027 (f)	900	899

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 3/9/2027 (f)	358	357

		1,256

Leisure Products — 0.1%

Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024 (f)	710	684

Life Sciences Tools & Services — 0.1%

Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.25%, 8/30/2024 (f)	698	700

Machinery — 0.2%

Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (f)	800	802

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — continued

Hillman Group, Inc. (The), Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.11%, 5/30/2025 (f)	748	748

Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027 (f) (n)	693	688

		2,238

Oil, Gas & Consumable Fuels — 0.0% (h)

Buckeye Partners, LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 2.37%, 11/1/2026 (f)	598	598

Paper & Forest Products — 0.1%

Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 9/7/2027 (f)	833	833

Personal Products — 0.1%

Nestle Skin Health SA, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 10/1/2026 (f)	1,127	1,131

Professional Services — 0.1%

Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/6/2026 (f)	100	100

Nielsen Holdings PLC, Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.00%, 2/5/2028 (f) (n)	700	701

		801

Road & Rail — 0.1%

Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.25%, 12/30/2026 (f)	833	834

Software — 0.7%

Ascend Learning LLC, Term Loan B

(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024 (f)	349	349

(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (f)	1,127	1,129

Cloudera, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 12/22/2027 (f) (n)	856	858

Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.36%, 4/22/2027 (f)	805	808

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/25/2027 (f)	1,127	1,124

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Software — continued

Solera LLC, Dollar Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 3/3/2023 (f)	798	797

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 4/16/2025 (f)	424	422

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 4/16/2025 (f)	323	321

Ultimate Software Group, 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%), 4.00%, 5/4/2026 (f)	1,127	1,134

		6,942

Specialty Retail — 0.4%

AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027 (f)	599	600

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.61%, 12/18/2026 (f) (o)	1,776	1,678

Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.25%), 4.00%, 12/28/2027 (f)	213	214

Petco Health and Wellness Co., Inc., Term Loan B

(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 1/1/2028 (f) (n)	400	399

(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 2/25/2028 (f) (n)	200	200

Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.61%, 12/22/2025 (f)	698	673

		3,764

Wireless Telecommunication Services — 0.1%

CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027 (f)	852	858

Total Loan Assignments (Cost $34,115)		34,396

	SHARES (000)
Convertible Preferred Stocks — 0.1%

Specialty Retail — 0.1%

Claire’s Stores, Inc. *‡ (Cost $291)	1	1,355

Preferred Stocks — 0.1%

Banks — 0.0% (h)

Wells Fargo & Co. Series Z, 4.75%, 3/15/2025 ($25 par value) (p)	5	133

INVESTMENTS	SHARES (000)		VALUE ($000)

Communications Equipment — 0.0% (h)

Goodman Networks, Inc. * ‡	7		—	(l)

Internet & Direct Marketing Retail — 0.1%

MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	352		464

Total Preferred Stocks (Cost $486)			597

Common Stocks — 0.0% (h)

Auto Components — 0.0% (h)

Reminco LLC * ‡	24		29

Communications Equipment — 0.0% (h)

Goodman Networks, Inc. * ‡	6		—	(l)

Media — 0.0% (h)

iHeartMedia, Inc. *	13		178

Professional Services — 0.0% (h)

NMG, Inc. *	—	(l)	14

Specialty Retail — 0.0% (h)

Claire’s Stores, Inc. * ‡	1		215

Total Common Stocks (Cost $1,104)			436

	NO. OF RIGHTS (000)
Rights — 0.0% (h)

Independent Power and Renewable Electricity Producers — 0.0% (h)

Vistra Corp., expiring 12/31/2049 * ‡ (Cost $—)	42		49

	NO. OF WARRANTS (000)
Warrants — 0.0% (h)

Media — 0.0% (h)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡ (Cost $—)	14		—	(l)

	SHARES (000)
Short-Term Investments — 14.4%

Investment Companies — 14.4%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (q) (r) (Cost $144,593)	144,551		144,623

Total Investments — 109.4% (Cost $1,076,141)			1,100,809
Liabilities in Excess of Other Assets — (9.4)%			(94,491)

NET ASSETS — 100.0%			1,006,318

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	151

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AUD	Australian Dollar
CLO	Collateralized Loan Obligations
CNY	China Yuan
COP	Colombian Peso
CSMC	Credit Suisse Mortgage Trust
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PJSC	Public Joint Stock Company
PLN	Polish Zloty
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
RON	Romanian Leu
RUB	Russian Ruble
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2021.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(j)	Defaulted security.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Amount rounds to less than one thousand.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of February 28, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of February 28, 2021.
(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(r)	The rate shown is the current yield as of February 28, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Futures contracts outstanding as of February 28, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
Australia 10 Year Bond	142	03/2021	AUD	14,977	(81)
Euro-BTP	73	03/2021	EUR	13,194	(77)
Euro-Bund	151	03/2021	EUR	31,683	25

					(133)

Short Contracts
Euro-Bobl	(19)	03/2021	EUR	(3,081)	15
Euro-Buxl	(29)	03/2021	EUR	(7,379)	387
Canada 10 Year Bond	(283)	06/2021	CAD	(31,251)	444
Long Gilt	(170)	06/2021	GBP	(30,262)	26
U.S. Treasury 2 Year Note	(163)	06/2021	USD	(36,001)	10
U.S. Treasury 5 Year Note	(298)	06/2021	USD	(37,027)	207
U.S. Treasury 10 Year Note	(286)	06/2021	USD	(38,078)	312
U.S. Treasury 10 Year Ultra Note	(383)	06/2021	USD	(56,744)	98
U.S. Treasury Long Bond	(31)	06/2021	USD	(4,979)	6
U.S. Treasury Ultra Bond	(201)	06/2021	USD	(38,529)	(267)

					1,238

					1,105

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of February 28, 2021 (amounts in thousands):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)

GBP	2,221	USD	3,093	BNP Paribas	3/3/2021	1

USD	120	EUR	99	Merrill Lynch International	3/3/2021	1

USD	999	EUR	824	Royal Bank of Canada	3/3/2021	6

USD	59,733	EUR	49,299	TD Bank Financial Group	3/3/2021	250

CAD	86,105	USD	67,443	Citibank, NA	3/23/2021	222

CLP	7,442,111	USD	10,258	BNP Paribas**	3/23/2021	27

EUR	2,278	USD	2,732	State Street Corp.	3/23/2021	17

RUB	86,488	USD	1,147	Goldman Sachs International**	3/23/2021	9

TRY	38,524	USD	4,805	BNP Paribas	3/23/2021	334

USD	2,941	AUD	3,802	State Street Corp.	3/23/2021	15

USD	1,387	CAD	1,754	Royal Bank of Canada	3/23/2021	8

USD	5,445	CLP	3,869,104	Citibank, NA**	3/23/2021	98

USD	4,559	CZK	98,559	State Street Corp.	3/23/2021	14

USD	15,369	EUR	12,679	Barclays Bank plc	3/23/2021	62

USD	23,625	EUR	19,501	Merrill Lynch International	3/23/2021	83

USD	225	GBP	162	State Street Corp.	3/23/2021	—	(a)

USD	3,942	HUF	1,172,439	State Street Corp.	3/23/2021	41

USD	8,937	IDR	125,118,211	Barclays Bank plc**	3/23/2021	268

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	153

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

Forward foreign currency exchange contracts outstanding as of February 28, 2021 (amounts in thousands):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)

USD	2,757	MYR	11,111	Standard Chartered Bank**	3/23/2021	14

USD	4,934	PLN	18,333	State Street Corp.	3/23/2021	41

USD	2,741	RUB	203,762	Citibank, NA**	3/23/2021	17

USD	2,433	TRY	17,805	Barclays Bank plc	3/23/2021	58

USD	965	ZAR	14,209	Citibank, NA	3/23/2021	29

USD	5,329	ZAR	77,972	Goldman Sachs International	3/23/2021	191

USD	1,214	ILS	3,947	Merrill Lynch International	3/24/2021	21

USD	60,955	EUR	50,299	BNP Paribas	4/6/2021	210

Total unrealized appreciation						2,037

EUR	50,548	USD	61,208	BNP Paribas	3/3/2021	(217)

EUR	325	USD	393	TD Bank Financial Group	3/3/2021	(1)

USD	394	EUR	328	Merrill Lynch International	3/3/2021	(1)

USD	390	EUR	324	Royal Bank of Canada	3/3/2021	(1)

USD	2,767	GBP	2,020	Barclays Bank plc	3/3/2021	(47)

USD	276	GBP	201	Standard Chartered Bank	3/3/2021	(4)

AUD	45,887	USD	35,528	Standard Chartered Bank	3/23/2021	(216)

BRL	43,275	USD	8,008	Citibank, NA**	3/23/2021	(294)

CAD	88	USD	69	Citibank, NA	3/23/2021	— (a)

CAD	435	USD	342	Royal Bank of Canada	3/23/2021	— (a)

CAD	1,008	USD	796	TD Bank Financial Group	3/23/2021	(4)

COP	25,474,003	USD	7,207	BNP Paribas**	3/23/2021	(227)

COP	4,413,135	USD	1,242	Citibank, NA**	3/23/2021	(33)

EUR	1,158	USD	1,405	Standard Chartered Bank	3/23/2021	(7)

INR	521,670	USD	7,143	BNP Paribas**	3/23/2021	(108)

KRW	5,456,087	USD	4,952	Goldman Sachs International**	3/23/2021	(112)

MXN	6,187	USD	307	BNP Paribas	3/23/2021	(12)

MXN	55,851	USD	2,749	Goldman Sachs International	3/23/2021	(87)

PEN	17,609	USD	4,837	Citibank, NA**	3/23/2021	(11)

RUB	186,003	USD	2,515	Barclays Bank plc**	3/23/2021	(28)

RUB	16,924	USD	227	Goldman Sachs International**	3/23/2021	(1)

TRY	17,007	USD	2,386	BNP Paribas	3/23/2021	(117)

USD	37,587	AUD	49,244	Goldman Sachs International	3/23/2021	(307)

USD	30,002	AUD	39,080	HSBC Bank, NA	3/23/2021	(71)

USD	56,771	CAD	72,409	Barclays Bank plc	3/23/2021	(131)

USD	10,772	CAD	13,783	HSBC Bank, NA	3/23/2021	(59)

USD	1,399	EUR	1,164	State Street Corp.	3/23/2021	(6)

USD	2,485	NZD	3,461	Standard Chartered Bank	3/23/2021	(16)

ZAR	3,240	USD	214	Standard Chartered Bank	3/23/2021	(1)

USD	3,094	GBP	2,221	BNP Paribas	4/6/2021	(1)

Total unrealized depreciation						(2,120)

Net unrealized depreciation						(83)

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	Korean Republic Won

MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	155

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2021

(Amounts in thousands, except per share amounts)

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund	JPMorgan Global Bond Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$2,508,099	$1,127,627	$3,404,752
Investments in affiliates, at value	103,516	67,094	305,450
Restricted cash for OTC derivatives	—	—	530
Cash	—	—	3,194
Foreign currency, at value	1,157	93	7,906
Deposits at broker for futures contracts	4,948	—	22,634
Deposits at broker for centrally cleared swaps	—	—	13,911
Receivables:
Due from custodian	16,270	3,439	—
Investment securities sold	21,280	3,143	3,483
Investment securities sold — delayed delivery securities	2,081	—	—
Fund shares sold	9,445	783	8,155
Interest from non-affiliates	23,532	16,271	35,784
Dividends from non-affiliates	48	—	6
Dividends from affiliates	6	8	18
Tax reclaims	—	—	214
Variation margin on futures contracts	1,994	65	—
Variation margin on centrally cleared swaps (net upfront receipts of $3,934, $0 and $2,383, respectively)	162	—	1,825
Unrealized appreciation on forward foreign currency exchange contracts	606	113	12,518

Total Assets	2,693,144	1,218,636	3,820,380

LIABILITIES:
Payables:
Investment securities purchased	38,120	7,509	181,332
Investment securities purchased — delayed delivery securities	—	—	233
Fund shares redeemed	1,683	3,554	4,036
Variation margin on futures contracts	—	—	6,518
Unrealized depreciation on forward foreign currency exchange contracts	470	—	10,703
Accrued liabilities:
Investment advisory fees	607	580	1,110
Administration fees	153	52	133
Distribution fees	10	6	87
Service fees	19	9	338
Custodian and accounting fees	27	39	109
Trustees’ and Chief Compliance Officer’s fees	—	—	—	(a)
Deferred foreign capital gains tax	—	—	31
Other	266	87	143

Total Liabilities	41,355	11,836	204,773

Net Assets	$2,651,789	$1,206,800	$3,615,607

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund	JPMorgan Global Bond Opportunities Fund
NET ASSETS:
Paid-in-Capital	$2,578,348	$1,516,943	$3,610,607
Total distributable earnings (loss)	73,441	(310,143)	5,000

Total Net Assets	$2,651,789	$1,206,800	$3,615,607

Net Assets:
Class A	$32,410	$23,705	$259,738
Class C	6,465	2,511	65,348
Class I	201,450	54,850	2,563,642
Class R5	—	621	—
Class R6	2,411,464	1,125,113	726,879

Total	$2,651,789	$1,206,800	$3,615,607

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	3,080	2,986	24,766
Class C	615	318	6,254
Class I	19,111	6,903	243,862
Class R5	—	77	—
Class R6	228,688	141,312	69,110

Net Asset Value (a):
Class A — Redemption price per share	$10.52	$7.94	$10.49
Class C — Offering price per share (b)	10.51	7.90	10.45
Class I — Offering and redemption price per share	10.54	7.95	10.51
Class R5 — Offering and redemption price per share	—	8.04	—
Class R6 — Offering and redemption price per share	10.54	7.96	10.52
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.93	$8.25	$10.90

Cost of investments in non-affiliates	$2,455,608	$1,139,241	$3,297,966
Cost of investments in affiliates	103,521	67,097	305,466
Cost of foreign currency	1,164	65	9,799

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	157

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2021 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Strategic Income Opportunities Fund	JPMorgan Total Return Fund	JPMorgan Unconstrained Debt Fund
ASSETS:
Investments in non-affiliates, at value	$6,181,520	$655,066	$956,186
Investments in affiliates, at value	4,901,332	195,217	144,623
Repurchase agreements, at value	65,000	—	—
Restricted cash for securities sold short	1,559	—	—
Restricted cash for delayed delivery securities	—	350	—
Cash	80	3	533
Foreign currency, at value	808	30	1,857
Deposits at broker for futures contracts	250	—	5,426
Deposits at broker for centrally cleared swaps	14,342	571	—
Receivables:
Investment securities sold	3,538	—	586
Investment securities sold — delayed delivery securities	992,672	30,211	68,628
Fund shares sold	9,204	1,628	611
Interest from non-affiliates	14,617	2,471	7,114
Dividends from non-affiliates	—	—	2
Dividends from affiliates	99	4	11
Tax reclaims	—	—	38
Variation margin on futures contracts	951	231	—
Variation margin on centrally cleared swaps (net upfront receipts of $1,865, $41 and $0, respectively)	3,528	155	8
Unrealized appreciation on forward foreign currency exchange contracts	—	—	2,037
Outstanding OTC swap contracts, at value (net upfront payments of $27,064, $376 and $0, respectively)	3,195	33	—

Total Assets	12,192,695	885,970	1,187,660

LIABILITIES:
Payables:
TBA short commitments, at value	651,171	19,736	—
Investment securities purchased	81,894	8,734	8,242
Investment securities purchased — delayed delivery securities	763,080	194,828	167,802
Interest expense to non-affiliates on securities sold short	3,767	—	—
Fund shares redeemed	19,444	1,486	467
Variation margin on futures contracts	—	—	2,027
Unrealized depreciation on forward foreign currency exchange contracts	33	1	2,120
Outstanding OTC swap contracts, at value (net upfront receipts of $0, $0 and $0, respectively)	304	6	—
Accrued liabilities:
Investment advisory fees	3,157	135	313
Administration fees	506	38	34
Distribution fees	357	31	6
Service fees	1,700	55	85
Custodian and accounting fees	103	24	39
Trustees’ and Chief Compliance Officer’s fees	1	—	—	(a)
Deferred foreign capital gains tax	—	—	12
Other	419	63	195

Total Liabilities	1,525,936	225,137	181,342

Net Assets	$10,666,759	$660,833	$1,006,318

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Strategic Income Opportunities Fund	JPMorgan Total Return Fund	JPMorgan Unconstrained Debt Fund
NET ASSETS:
Paid-in-Capital	$11,372,850	$653,327	$1,113,264
Total distributable earnings (loss)	(706,091)	7,506	(106,946)

Total Net Assets	$10,666,759	$660,833	$1,006,318

Net Assets:
Class A	$955,348	$96,936	$12,724
Class C	297,525	20,687	5,040
Class I	7,522,680	445,514	736,969
Class R2	—	326	642
Class R5	98,303	18,423	8,972
Class R6	1,792,903	78,947	241,971

Total	$10,666,759	$660,833	$1,006,318

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	83,095	9,272	1,263
Class C	25,958	1,984	504
Class I	652,682	42,513	73,063
Class R2	—	31	64
Class R5	8,519	1,758	888
Class R6	155,297	7,539	23,980

Net Asset Value (a):
Class A — Redemption price per share	$11.50	$10.45	$10.07
Class C — Offering price per share (b)	11.46	10.43	10.00
Class I — Offering and redemption price per share	11.53	10.48	10.09
Class R2 — Offering and redemption price per share	—	10.47	10.05
Class R5 — Offering and redemption price per share	11.54	10.48	10.10
Class R6 — Offering and redemption price per share	11.54	10.47	10.09
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.95	$10.86	$10.46

Cost of investments in non-affiliates	$6,135,194	$649,412	$931,548
Cost of investments in affiliates	4,901,332	195,217	144,593
Cost of repurchase agreements	65,000	—	—
Cost of foreign currency	811	31	1,857
Proceeds from short TBAs	654,929	19,850	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	159

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2021

(Amounts in thousands)

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund		JPMorgan Global Bond Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$63,880	$40,409		$108,703
Interest income from affiliates	—	5		10
Dividend income from non-affiliates	234	—	(a)	51
Dividend income from affiliates	226	127		728
Income from securities lending (net) (See Note 2.G.)	— (a)	—	(a)	—
Foreign taxes withheld (net)	(2)	(49)		(243)

Total investment income	64,338	40,492		109,249

EXPENSES:
Investment advisory fees	6,780	5,048		13,064
Administration fees	1,695	582		2,177
Distribution fees:
Class A	136	49		563
Class C	41	23		478
Service fees:
Class A	136	49		563
Class C	14	8		159
Class I	582	116		5,389
Class R5	—	1		—
Custodian and accounting fees	109	136		401
Interest expense to affiliates	5	11		21
Professional fees	124	125		120
Trustees’ and Chief Compliance Officer’s fees	31	28		34
Printing and mailing costs	39	7		139
Registration and filing fees	291	77		151
Transfer agency fees (See Note 2.L.)	39	13		67
Other	29	21		124

Total expenses	10,051	6,294		23,450

Less fees waived	(748)	(712)		(4,331)
Less expense reimbursements	(4)	—	(a)	—

Net expenses	9,299	5,582		19,119

Net investment income (loss)	55,039	34,910		90,130

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund		JPMorgan Global Bond Opportunities Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$76,944	$(80,763	)(b)	$(5,264	)(c)
Investments in affiliates	86	(8)		(75)
Options purchased	—	—		(13,180)
Futures contracts	(7,921)	2,921		36,099
Foreign currency transactions	(209)	(9)		1,822
Forward foreign currency exchange contracts	(1,348)	(124)		(35,321)
Options written	—	—		8,587
Swaps	137	(299)		14,130

Net realized gain (loss)	67,689	(78,282)		6,798

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	38,251	(25,220)		70,778	(d)
Investments in affiliates	(8)	(6)		(18)
Futures contracts	1,528	65		6,578
Foreign currency translations	(6)	43		(1,459)
Forward foreign currency exchange contracts	154	67		4,285
Swaps	(102)	—		(12,000)

Change in net unrealized appreciation/depreciation	39,817	(25,051)		68,164

Net realized/unrealized gains (losses)	107,506	(103,333)		74,962

Change in net assets resulting from operations	$162,545	$(68,423)		$165,092

(a)	Amount rounds to less than one thousand.
(b)	Net of foreign capital gains tax of $21.
(c)	Net of foreign capital gains tax of $(715).
(d)	Net of change in foreign capital gains tax of $146.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	161

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2021 (continued)

(Amounts in thousands)

	JPMorgan Strategic Income Opportunities Fund	JPMorgan Total Return Fund	JPMorgan Unconstrained Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$180,823	$11,586	$27,899
Interest income from affiliates	—	—	— (a)
Dividend income from non-affiliates	11,058	159	171
Dividend income from affiliates	2,313	103	280
Income from securities lending (net) (See Note 2.G.)	48	—	— (a)
Foreign taxes withheld (net)	—	—	(57)

Total investment income	194,242	11,848	28,293

EXPENSES:
Investment advisory fees	49,211	1,964	4,298
Administration fees	7,931	491	716
Distribution fees:
Class A	2,361	439	48
Class C	3,112	176	39
Class R2	—	2	3
Service fees:
Class A	2,361	439	48
Class C	1,037	59	13
Class I	19,739	910	1,596
Class R2	—	1	2
Class R5	121	19	8
Custodian and accounting fees	483	127	157
Interest expense to affiliates	15	2	8
Professional fees	241	121	150
Trustees’ and Chief Compliance Officer’s fees	60	27	28
Printing and mailing costs	336	14	22
Registration and filing fees	64	101	74
Transfer agency fees (See Note 2.L.)	205	21	21
Other	189	17	40

Total expenses	87,466	4,930	7,271

Less fees waived	(10,177)	(1,275)	(1,555)
Less expense reimbursements	—	(7)	(3)

Net expenses	77,289	3,648	5,713

Net investment income (loss)	116,953	8,200	22,580

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Strategic Income Opportunities Fund	JPMorgan Total Return Fund	JPMorgan Unconstrained Debt Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(53,708)	$1,895	$1,910 (b)
Investments in affiliates	—	—	(41)
Options purchased	—	—	(2,097)
Futures contracts	3,576	3,990	14,374
Foreign currency transactions	442	9	(106)
Forward foreign currency exchange contracts	(774)	(10)	(208)
Options written	—	—	1,419
Swaps	17,549	434	(1,050)

Net realized gain (loss)	(32,915)	6,318	14,201

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	92,579	(18,907)	2,944 (c)
Investments in affiliates	(3)	—	28
Futures contracts	421	(2,286)	1,490
Foreign currency translations	342	12	150
Forward foreign currency exchange contracts	(803)	(21)	24
Swaps	(11,127)	(353)	2,417

Change in net unrealized appreciation/depreciation	81,409	(21,555)	7,053

Net realized/unrealized gains (losses)	48,494	(15,237)	21,254

Change in net assets resulting from operations	$165,447	$(7,037)	$43,834

(a)	Amount rounds to less than one thousand.
(b)	Net of foreign capital gains tax of $(127).
(c)	Net of change in foreign capital gains tax of $14.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	163

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$55,039	$5,204	$34,910	$55,977
Net realized gain (loss)	67,689	5,720	(78,282)	22,078
Change in net unrealized appreciation/depreciation	39,817	13,646	(25,051)	6,757

Change in net assets resulting from operations	162,545	24,570	(68,423)	84,812

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,546)	(456)	(658)	(2,050)
Class C	(187)	(55)	(94)	(173)
Class I	(8,908)	(2,164)	(1,635)	(2,761)
Class R5	—	—	(21)	(30)
Class R6	(84,708)	(2,662)	(28,725)	(51,001)

Total distributions to shareholders	(95,349)	(5,337)	(31,133)	(56,015)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,299,906	176,198	164,586	255,524

NET ASSETS:
Change in net assets	2,367,102	195,431	65,030	284,321
Beginning of period	284,687	89,256	1,141,770	857,449

End of period	$2,651,789	$284,687	$1,206,800	$1,141,770

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$90,130	$91,714	$116,953	$324,411
Net realized gain (loss)	6,798	21,003	(32,915)	(42,144)
Change in net unrealized appreciation/depreciation	68,164	70,464	81,409	(2,937)

Change in net assets resulting from operations	165,092	183,181	165,447	279,330

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,054)	(7,741)	(7,364)	(26,101)
Class C	(1,723)	(2,339)	(1,403)	(12,574)
Class I	(72,863)	(84,473)	(81,051)	(240,150)
Class R5	—	—	(1,442)	(5,132)
Class R6	(16,024)	(14,473)	(19,633)	(43,434)

Total distributions to shareholders	(97,664)	(109,026)	(110,893)	(327,391)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	519,647	450,469	(1,158,670)	(1,387,830)

NET ASSETS:
Change in net assets	587,075	524,624	(1,104,116)	(1,435,891)
Beginning of period	3,028,532	2,503,908	11,770,875	13,206,766

End of period	$3,615,607	$3,028,532	$10,666,759	$11,770,875

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	165

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Total Return Fund		JPMorgan Unconstrained Debt Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,200	$14,654	$22,580	$33,328
Net realized gain (loss)	6,318	12,631	14,201	(11,708)
Change in net unrealized appreciation/depreciation	(21,555)	34,542	7,053	29,381

Change in net assets resulting from operations	(7,037)	61,827	43,834	51,001

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,021)	(3,177)	(623)	(983)
Class C	(357)	(406)	(139)	(135)
Class I	(8,744)	(9,559)	(22,089)	(17,917)
Class R2	(9)	(10)	(18)	(11)
Class R5	(455)	(459)	(276)	(202)
Class R6	(1,780)	(1,136)	(9,925)	(10,805)

Total distributions to shareholders	(14,366)	(14,747)	(33,070)	(30,053)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	52,108	78,928	(128,800)	77,750

NET ASSETS:
Change in net assets	30,705	126,008	(118,036)	98,698
Beginning of period	630,128	504,120	1,124,354	1,025,656

End of period	$660,833	$630,128	$1,006,318	$1,124,354

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$161,571	$18,254	$24,274	$41,856
Distributions reinvested	1,510	445	644	2,013
Cost of shares redeemed	(163,081)	(10,012)	(43,962)	(51,833)

Change in net assets resulting from Class A capital transactions	— (a)	8,687	(19,044)	(7,964)

Class C
Proceeds from shares issued	4,415	3,332	335	935
Distributions reinvested	187	55	92	160
Cost of shares redeemed	(2,346)	(599)	(2,082)	(1,487)

Change in net assets resulting from Class C capital transactions	2,256	2,788	(1,655)	(392)

Class I
Proceeds from shares issued	394,030	113,184	69,778	90,126
Distributions reinvested	8,801	2,153	1,627	2,749
Cost of shares redeemed	(338,526)	(20,053)	(88,239)	(63,304)

Change in net assets resulting from Class I capital transactions	64,305	95,284	(16,834)	29,571

Class R5
Proceeds from shares issued	—	—	54	8
Distributions reinvested	—	—	21	30
Cost of shares redeemed	—	—	(15)	(143)

Change in net assets resulting from Class R5 capital transactions	—	—	60	(105)

Class R6
Proceeds from shares issued	2,599,765	93,054	678,709	534,151
Distributions reinvested	84,704	2,518	28,725	51,001
Cost of shares redeemed	(451,124)	(26,133)	(505,375)	(136,962)
Redemptions in-kind (See Note 8)	—	—	—	(213,776)

Change in net assets resulting from Class R6 capital transactions	2,233,345	69,439	202,059	234,414

Total change in net assets resulting from capital transactions	$2,299,906	$176,198	$164,586	$255,524

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	167

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	15,932	1,788	3,050	5,134
Reinvested	141	44	86	248
Redeemed	(15,351)	(1,009)	(6,392)	(6,488)

Change in Class A Shares	722	823	(3,256)	(1,106)

Class C
Issued	412	328	44	115
Reinvested	18	5	12	20
Redeemed	(222)	(58)	(275)	(184)

Change in Class C Shares	208	275	(219)	(49)

Class I
Issued	37,564	11,148	8,783	10,994
Reinvested	817	210	212	338
Redeemed	(31,341)	(1,965)	(11,744)	(7,777)

Change in Class I Shares	7,040	9,393	(2,749)	3,555

Class R5
Issued	—	—	6	1
Reinvested	—	—	3	4
Redeemed	—	—	(2)	(18)

Change in Class R5 Shares	—	—	7	(13)

Class R6
Issued	250,779	9,158	84,831	66,351
Reinvested	7,841	248	3,793	6,254
Redeemed	(41,863)	(2,565)	(71,570)	(16,662)
Redemptions in-kind (See Note 8)	—	—	—	(25,849)

Change in Class R6 Shares	216,757	6,841	17,054	30,094

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$73,995	$84,137	$375,504	$359,904
Distributions reinvested	6,935	7,612	6,672	24,587
Cost of shares redeemed	(55,666)	(71,655)	(420,815)	(463,839)

Change in net assets resulting from Class A capital transactions	25,264	20,094	(38,639)	(79,348)

Class C
Proceeds from shares issued	9,265	16,104	47,791	65,302
Distributions reinvested	1,621	2,210	1,209	10,640
Cost of shares redeemed	(17,115)	(24,374)	(302,349)	(296,807)

Change in net assets resulting from Class C capital transactions	(6,229)	(6,060)	(253,349)	(220,865)

Class I
Proceeds from shares issued	1,189,838	1,024,693	2,924,612	2,351,554
Distributions reinvested	67,754	77,357	71,082	210,272
Cost of shares redeemed	(1,061,547)	(697,324)	(3,886,396)	(3,569,879)

Change in net assets resulting from Class I capital transactions	196,045	404,726	(890,702)	(1,008,053)

Class R5
Proceeds from shares issued	—	—	33,721	43,227
Distributions reinvested	—	—	1,348	4,814
Cost of shares redeemed	—	—	(88,300)	(119,967)

Change in net assets resulting from Class R5 capital transactions	—	—	(53,231)	(71,926)

Class R6
Proceeds from shares issued	420,526	184,178	597,452	649,021
Distributions reinvested	12,756	13,119	16,001	38,936
Cost of shares redeemed	(128,715)	(165,588)	(536,202)	(695,595)

Change in net assets resulting from Class R6 capital transactions	304,567	31,709	77,251	(7,638)

Total change in net assets resulting from capital transactions	$519,647	$450,469	$(1,158,670)	$(1,387,830)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	169

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	7,157	8,270	33,132	31,377
Reinvested	683	750	593	2,146
Redeemed	(5,527)	(7,114)	(37,180)	(40,471)

Change in Class A Shares	2,313	1,906	(3,455)	(6,948)

Class C
Issued	899	1,590	4,242	5,712
Reinvested	161	218	109	931
Redeemed	(1,712)	(2,409)	(26,714)	(25,960)

Change in Class C Shares	(652)	(601)	(22,363)	(19,317)

Class I
Issued	115,966	100,562	258,592	204,547
Reinvested	6,645	7,600	6,288	18,306
Redeemed	(106,992)	(68,495)	(342,697)	(310,531)

Change in Class I Shares	15,619	39,667	(77,817)	(87,678)

Class R5
Issued	—	—	2,960	3,754
Reinvested	—	—	119	419
Redeemed	—	—	(7,759)	(10,419)

Change in Class R5 Shares	—	—	(4,680)	(6,246)

Class R6
Issued	40,177	18,027	52,230	56,365
Reinvested	1,250	1,289	1,412	3,386
Redeemed	(12,991)	(16,328)	(47,742)	(60,438)

Change in Class R6 Shares	28,436	2,988	5,900	(687)

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Total Return Fund		JPMorgan Unconstrained Debt Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$375,003	$52,995	$5,909	$10,930
Distributions reinvested	2,585	2,153	623	983
Cost of shares redeemed	(392,452)	(75,649)	(30,573)	(12,968)

Change in net assets resulting from Class A capital transactions	(14,864)	(20,501)	(24,041)	(1,055)

Class C
Proceeds from shares issued	8,050	4,528	1,124	1,337
Distributions reinvested	337	357	139	135
Cost of shares redeemed	(10,527)	(4,728)	(2,308)	(1,943)

Change in net assets resulting from Class C capital transactions	(2,140)	157	(1,045)	(471)

Class I
Proceeds from shares issued	501,646	154,701	285,508	256,282
Distributions reinvested	8,541	9,321	21,712	16,709
Cost of shares redeemed	(469,244)	(81,367)	(220,538)	(233,157)

Change in net assets resulting from Class I capital transactions	40,943	82,655	86,682	39,834

Class R2
Proceeds from shares issued	458	137	360	31
Distributions reinvested	9	10	18	11
Cost of shares redeemed	(398)	(523)	(222)	(159)

Change in net assets resulting from Class R2 capital transactions	69	(376)	156	(117)

Class R5
Proceeds from shares issued	6,052	4,446	1,785	1,093
Distributions reinvested	455	459	276	202
Cost of shares redeemed	(6,678)	(2,857)	(533)	(205)

Change in net assets resulting from Class R5 capital transactions	(171)	2,048	1,528	1,090

Class R6
Proceeds from shares issued	46,096	27,686	110,916	199,250
Distributions reinvested	1,536	1,043	9,908	9,669
Cost of shares redeemed	(19,361)	(13,784)	(312,904)	(170,450)

Change in net assets resulting from Class R6 capital transactions	28,271	14,945	(192,080)	38,469

Total change in net assets resulting from capital transactions	$52,108	$78,928	$(128,800)	$77,750

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	171

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Total Return Fund		JPMorgan Unconstrained Debt Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	35,046	5,224	600	1,110
Reinvested	243	212	64	100
Redeemed	(36,726)	(7,419)	(3,140)	(1,320)

Change in Class A Shares	(1,437)	(1,983)	(2,476)	(110)

Class C
Issued	758	446	113	137
Reinvested	32	35	14	14
Redeemed	(992)	(468)	(236)	(199)

Change in Class C Shares	(202)	13	(109)	(48)

Class I
Issued	46,769	15,210	28,723	26,001
Reinvested	801	914	2,193	1,697
Redeemed	(44,982)	(8,003)	(22,489)	(23,689)

Change in Class I Shares	2,588	8,121	8,427	4,009

Class R2
Issued	43	14	36	3
Reinvested	1	1	2	1
Redeemed	(37)	(51)	(22)	(16)

Change in Class R2 Shares	7	(36)	16	(12)

Class R5
Issued	570	438	179	110
Reinvested	43	45	28	21
Redeemed	(635)	(282)	(56)	(21)

Change in Class R5 Shares	(22)	201	151	110

Class R6
Issued	4,350	2,717	11,109	20,165
Reinvested	144	102	1,003	982
Redeemed	(1,823)	(1,359)	(31,884)	(17,375)

Change in Class R6 Shares	2,671	1,460	(19,772)	3,772

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	173

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Corporate Bond Fund
Class A
Year Ended February 28, 2021	$10.62	$0.22	$0.06	$0.28	$(0.22)	$(0.16)	$(0.38)
Year Ended February 29, 2020	9.45	0.28	1.18	1.46	(0.29)	—	(0.29)
Year Ended February 28, 2019	9.58	0.30	(0.01)	0.29	(0.37)	(0.05)	(0.42)
Year Ended February 28, 2018	9.99	0.30	(0.06)	0.24	(0.32)	(0.33)	(0.65)
Year Ended February 28, 2017	9.69	0.27	0.31	0.58	(0.24)	(0.04)	(0.28)

Class C
Year Ended February 28, 2021	10.60	0.17	0.06	0.23	(0.16)	(0.16)	(0.32)
Year Ended February 29, 2020	9.43	0.22	1.20	1.42	(0.25)	—	(0.25)
Year Ended February 28, 2019	9.57	0.28	(0.04)	0.24	(0.33)	(0.05)	(0.38)
Year Ended February 28, 2018	9.99	0.25	(0.07)	0.18	(0.27)	(0.33)	(0.60)
Year Ended February 28, 2017	9.69	0.22	0.32	0.54	(0.20)	(0.04)	(0.24)

Class I
Year Ended February 28, 2021	10.64	0.25	0.05	0.30	(0.24)	(0.16)	(0.40)
Year Ended February 29, 2020	9.46	0.30	1.20	1.50	(0.32)	—	(0.32)
Year Ended February 28, 2019	9.60	0.34	(0.03)	0.31	(0.40)	(0.05)	(0.45)
Year Ended February 28, 2018	10.01	0.32	(0.05)	0.27	(0.35)	(0.33)	(0.68)
Year Ended February 28, 2017	9.70	0.29	0.33	0.62	(0.27)	(0.04)	(0.31)

Class R6
Year Ended February 28, 2021	10.64	0.26	0.05	0.31	(0.25)	(0.16)	(0.41)
Year Ended February 29, 2020	9.46	0.31	1.20	1.51	(0.33)	—	(0.33)
Year Ended February 28, 2019	9.60	0.32	— (d)	0.32	(0.41)	(0.05)	(0.46)
Year Ended February 28, 2018	10.01	0.33	(0.05)	0.28	(0.36)	(0.33)	(0.69)
Year Ended February 28, 2017	9.70	0.30	0.33	0.63	(0.28)	(0.04)	(0.32)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.52	2.62%	$32,410	0.74%	2.07%	0.94%	100%
10.62	15.68	25,040	0.74	2.75	1.06	86
9.45	3.15	14,494	0.72	3.18	1.12	166
9.58	2.30	131,675	0.74	3.00	0.93	132
9.99	6.08	164,920	0.74	2.64	0.95	106

10.51	2.21	6,465	1.24	1.61	1.41	100
10.60	15.18	4,310	1.24	2.20	1.57	86
9.43	2.58	1,250	1.20	2.95	1.72	166
9.57	1.66	753	1.24	2.50	1.48	132
9.99	5.60	858	1.24	2.16	1.54	106

10.54	2.86	201,450	0.49	2.37	0.66	100
10.64	16.05	128,396	0.49	2.90	0.79	86
9.46	3.31	25,335	0.45	3.65	0.92	166
9.60	2.56	48,565	0.49	3.23	0.68	132
10.01	6.44	42,529	0.49	2.89	0.70	106

10.54	2.97	2,411,464	0.39	2.45	0.40	100
10.64	16.18	126,941	0.39	3.08	0.56	86
9.46	3.42	48,177	0.38	3.41	0.56	166
9.60	2.67	704,078	0.39	3.31	0.41	132
10.01	6.55	1,739,340	0.39	2.98	0.40	106

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	175

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income

JPMorgan Emerging Markets Debt Fund

Class A
Year Ended February 28, 2021	$8.09	$0.33	$(0.21)	$0.12	$(0.27)
Year Ended February 29, 2020	7.89	0.36	0.20	0.56	(0.36)
Year Ended February 28, 2019	8.16	0.37	(0.30)	0.07	(0.34)
Year Ended February 28, 2018	8.15	0.38	(0.02)	0.36	(0.35)
Year Ended February 28, 2017	7.69	0.37	0.47	0.84	(0.38)

Class C
Year Ended February 28, 2021	8.05	0.27	(0.19)	0.08	(0.23)
Year Ended February 29, 2020	7.86	0.32	0.19	0.51	(0.32)
Year Ended February 28, 2019	8.13	0.32	(0.29)	0.03	(0.30)
Year Ended February 28, 2018	8.12	0.34	(0.03)	0.31	(0.30)
Year Ended February 28, 2017	7.67	0.34	0.45	0.79	(0.34)

Class I
Year Ended February 28, 2021	8.10	0.34	(0.20)	0.14	(0.29)
Year Ended February 29, 2020	7.91	0.39	0.18	0.57	(0.38)
Year Ended February 28, 2019	8.17	0.38	(0.28)	0.10	(0.36)
Year Ended February 28, 2018	8.16	0.40	(0.02)	0.38	(0.37)
Year Ended February 28, 2017	7.70	0.39	0.47	0.86	(0.40)

Class R5
Year Ended February 28, 2021	8.19	0.34	(0.19)	0.15	(0.30)
Year Ended February 29, 2020	7.99	0.40	0.19	0.59	(0.39)
Year Ended February 28, 2019	8.25	0.40	(0.29)	0.11	(0.37)
Year Ended February 28, 2018	8.24	0.42	(0.03)	0.39	(0.38)
Year Ended February 28, 2017	7.77	0.42	0.47	0.89	(0.42)

Class R6
Year Ended February 28, 2021	8.11	0.35	(0.20)	0.15	(0.30)
Year Ended February 29, 2020	7.92	0.40	0.19	0.59	(0.40)
Year Ended February 28, 2019	8.19	0.40	(0.29)	0.11	(0.38)
Year Ended February 28, 2018	8.18	0.42	(0.02)	0.40	(0.39)
Year Ended February 28, 2017	7.72	0.41	0.47	0.88	(0.42)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$7.94	1.71%	$23,705	1.12%	4.27%	1.31%	92%
8.09	7.16	50,481	1.20	4.50	1.34	106
7.89	0.96	58,011	1.19	4.63	1.38	90
8.16	4.41	106,525	1.19	4.55	1.33	113
8.15	11.14	47,975	1.19	4.50	1.40	222

7.90	1.22	2,511	1.61	3.58	1.80	92
8.05	6.52	4,322	1.70	3.97	1.82	106
7.86	0.51	4,604	1.69	4.08	1.86	90
8.13	3.88	6,597	1.69	4.07	1.85	113
8.12	10.50	7,731	1.69	4.16	1.95	222

7.95	1.98	54,850	0.86	4.35	1.03	92
8.10	7.28	78,153	0.95	4.74	1.05	106
7.91	1.33	48,213	0.94	4.83	1.09	90
8.17	4.64	96,247	0.94	4.77	1.07	113
8.16	11.39	62,419	0.94	4.83	1.14	222

8.04	2.04	621	0.79	4.31	0.89	92
8.19	7.49	573	0.80	4.87	0.91	106
7.99	1.49	661	0.78	5.02	0.97	90
8.25	4.80	625	0.74	5.00	0.98	113
8.24	11.63	563	0.74	5.11	0.94	222

7.96	2.16	1,125,113	0.69	4.51	0.78	92
8.11	7.53	1,008,241	0.70	4.95	0.79	106
7.92	1.46	745,960	0.69	5.06	0.84	90
8.19	4.89	1,569,963	0.69	5.04	0.82	113
8.18	11.66	847,635	0.69	5.04	0.82	222

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	177

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income

JPMorgan Global Bond Opportunities Fund

Class A
Year Ended February 28, 2021	$10.13	$0.29	$0.39	$0.68	$(0.32)
Year Ended February 29, 2020	9.83	0.32	0.36	0.68	(0.38)
September 1, 2018 through February 28, 2019 (g)	9.96	0.19	0.01	0.20	(0.33)
Year Ended August 31, 2018	10.22	0.38	(0.33)	0.05	(0.31)
Year Ended August 31, 2017	10.24	0.39	0.05	0.44	(0.46)
Year Ended August 31, 2016	10.01	0.38	0.34	0.72	(0.49)

Class C
Year Ended February 28, 2021	10.10	0.25	0.38	0.63	(0.28)
Year Ended February 29, 2020	9.79	0.28	0.36	0.64	(0.33)
September 1, 2018 through February 28, 2019 (g)	9.93	0.17	— (h)	0.17	(0.31)
Year Ended August 31, 2018	10.18	0.34	(0.32)	0.02	(0.27)
Year Ended August 31, 2017	10.21	0.35	0.04	0.39	(0.42)
Year Ended August 31, 2016	9.99	0.34	0.33	0.67	(0.45)

Class I
Year Ended February 28, 2021	10.16	0.32	0.37	0.69	(0.34)
Year Ended February 29, 2020	9.85	0.35	0.36	0.71	(0.40).
September 1, 2018 through February 28, 2019 (g)	9.98	0.21	0.01	0.22	(0.35)
Year Ended August 31, 2018	10.24	0.41	(0.33)	0.08	(0.34)
Year Ended August 31, 2017	10.26	0.42	0.05	0.47	(0.49)
Year Ended August 31, 2016	10.03	0.40	0.35	0.75	(0.52)

Class R6
Year Ended February 28, 2021	10.16	0.33	0.39	0.72	(0.36)
Year Ended February 29, 2020	9.85	0.36	0.37	0.73	(0.42)
September 1, 2018 through February 28, 2019 (g)	9.99	0.21	— (h)	0.21	(0.35)
Year Ended August 31, 2018	10.24	0.43	(0.33)	0.10	(0.35)
Year Ended August 31, 2017	10.27	0.43	0.04	0.47	(0.50)
Year Ended August 31, 2016	10.03	0.42	0.35	0.77	(0.53)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

Commencing on August 31, 2017, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to August 31, 2017 as well as for the year ended August 31, 2018, period ended February 28, 2019, year ended February 29, 2020 and year ended February 28, 2021 the Fund did not transact in securities sold short.

(g)	The Fund changed its fiscal year end from August 31st to the last day of February.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (excluding securities sold short) (c)(f)	Portfolio turnover rate (including securities sold short) (c)(f)

$10.49	6.83%	$259,738	0.90%	2.86%	1.06%	83%	—%
10.13	6.92	227,521	0.90	3.16	1.11	72	—
9.83	2.15	201,923	0.90	3.99	1.18	28	—
9.96	0.50	216,740	0.89	3.76	1.18	74	—
10.22	4.47	190,488	0.89	3.87	1.23	61	62
10.24	7.51	125,248	0.89	3.81	1.27	71	—

10.45	6.32	65,348	1.30	2.46	1.56	83	—
10.10	6.62	69,721	1.30	2.77	1.62	72	—
9.79	1.85	73,514	1.30	3.59	1.68	28	—
9.93	0.20	81,916	1.29	3.35	1.68	74	—
10.18	3.97	70,849	1.29	3.46	1.72	61	62
10.21	7.03	49,223	1.29	3.40	1.76	71	—

10.51	6.97	2,563,642	0.65	3.11	0.81	83	—
10.16	7.27	2,318,008	0.65	3.41	0.86	72	—
9.85	2.27	1,857,151	0.65	4.24	0.93	28	—
9.98	0.74	2,245,011	0.64	3.99	0.93	74	—
10.24	4.73	1,560,658	0.64	4.12	0.94	61	62
10.26	7.76	1,070,541	0.64	4.09	0.95	71	—

10.52	7.23	726,879	0.50	3.26	0.56	83	—
10.16	7.43	413,282	0.50	3.56	0.61	72	—
9.85	2.24	371,320	0.50	4.39	0.68	28	—
9.99	0.99	473,811	0.49	4.17	0.68	74	—
10.24	4.78	471,843	0.49	4.26	0.68	61	62
10.27	8.01	155,660	0.49	4.23	0.69	71	—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	179

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income

JPMorgan Strategic Income Opportunities Fund

Class A
Year Ended February 28, 2021	$11.42	$0.09	$0.08	$0.17	$(0.09)
Year Ended February 29, 2020	11.47	0.27	(0.04)	0.23	(0.28)
Year Ended February 28, 2019	11.58	0.32	(0.11)	0.21	(0.32)
Year Ended February 28, 2018	11.69	0.33	(0.12)	0.21	(0.32)
Year Ended February 28, 2017	10.91	0.46	0.79	1.25	(0.47)

Class C
Year Ended February 28, 2021	11.39	0.05	0.05	0.10	(0.03)
Year Ended February 29, 2020	11.44	0.22	(0.05)	0.17	(0.22)
Year Ended February 28, 2019	11.55	0.26	(0.10)	0.16	(0.27)
Year Ended February 28, 2018	11.65	0.28	(0.11)	0.17	(0.27)
Year Ended February 28, 2017	10.88	0.40	0.78	1.18	(0.41)

Class I
Year Ended February 28, 2021	11.45	0.12	0.08	0.20	(0.12)
Year Ended February 29, 2020	11.50	0.30	(0.05)	0.25	(0.30)
Year Ended February 28, 2019	11.61	0.35	(0.11)	0.24	(0.35)
Year Ended February 28, 2018	11.71	0.36	(0.11)	0.25	(0.35)
Year Ended February 28, 2017	10.93	0.49	0.79	1.28	(0.50)

Class R5
Year Ended February 28, 2021	11.47	0.15	0.05	0.20	(0.13)
Year Ended February 29, 2020	11.51	0.32	(0.04)	0.28	(0.32)
Year Ended February 28, 2019	11.63	0.37	(0.12)	0.25	(0.37)
Year Ended February 28, 2018	11.73	0.39	(0.11)	0.28	(0.38)
Year Ended February 28, 2017	10.94	0.52	0.79	1.31	(0.52)

Class R6
Year Ended February 28, 2021	11.47	0.15	0.07	0.22	(0.15)
Year Ended February 29, 2020	11.52	0.33	(0.05)	0.28	(0.33)
Year Ended February 28, 2019	11.62	0.38	(0.10)	0.28	(0.38)
November 1, 2017 (h) through February 28, 2018	11.66	0.11	(0.04)	0.07	(0.11)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

The Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For the year ended February 28, 2021 the Fund did not transact in securities sold short.

(g)

The net expenses and expenses without waivers, reimbursements and earnings credits (excluding interest expense for securities sold short) for Class A are 0.98% and 1.04% for the year ended February 29, 2020, 0.98% and 1.05% for the year ended February 28, 2019, 0.95% and 1.05% for the year ended February 28, 2018 and 0.97% and 1.15% for the year ended February 28, 2017, for Class C are 1.48% and 1.54% for the year ended February 29, 2020, 1.48% and 1.55% for the year ended February 28, 2019, 1.47% and 1.56% for the year ended February 28, 2018 and 1.47% and 1.60% for the year ended February 28, 2017, for Class I are 0.73% and 0.79% for the year ended February 29, 2020, 0.73% and 0.80% for the year ended February 28, 2019, 0.72% and 0.80% for the year ended February 28, 2018 and 0.71% and 0.82% for the year ended February 28, 2017, for Class R5 are 0.59% and 0.65% for the year ended February 29, 2020, 0.57% and 0.66% for the year ended February 28, 2019, 0.53% and 0.64% for the year ended February 28, 2018 and 0.52% and 0.61% for the year ended February 28, 2017 and for Class R6 are 0.48% and 0.54% for the year ended February 29, 2020, 0.48% and 0.55% for the year ended February 28, 2019 and 0.47% and 0.56% for the period ended February 28, 2018.

(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (e)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including interest expense for securities sold short)		Portfolio turnover rate (excluding securities sold short) (c)(f)	Portfolio turnover rate (including securities sold short) (c)(f)

$11.50	1.49%	$955,348	0.94%		0.82%	1.04%		130%	—%
11.42	1.99	988,793	0.98	(g)	2.36	1.04	(g)	52	53
11.47	1.88	1,072,538	0.99	(g)	2.78	1.06	(g)	39	39
11.58	1.85	1,144,868	0.99	(g)	2.87	1.07	(g)	55	58
11.69	11.60	1,530,590	0.98	(g)	4.05	1.17	(g)	38	40

11.46	0.92	297,525	1.44		0.41	1.54		130	—
11.39	1.47	550,457	1.48	(g)	1.90	1.54	(g)	52	53
11.44	1.37	773,610	1.49	(g)	2.27	1.56	(g)	39	39
11.55	1.44	909,113	1.49	(g)	2.38	1.58	(g)	55	58
11.65	10.97	1,125,676	1.48	(g)	3.55	1.62	(g)	38	40

11.53	1.74	7,522,680	0.69		1.08	0.78		130	—
11.45	2.23	8,366,484	0.73	(g)	2.62	0.79	(g)	52	53
11.50	2.13	9,408,299	0.74	(g)	3.03	0.81	(g)	39	39
11.61	2.19	8,778,839	0.74	(g)	3.10	0.82	(g)	55	58
11.71	11.86	9,192,284	0.73	(g)	4.30	0.84	(g)	38	40

11.54	1.80	98,303	0.54		1.28	0.65		130	—
11.47	2.47	151,357	0.59	(g)	2.81	0.65	(g)	52	53
11.51	2.21	223,856	0.58	(g)	3.20	0.67	(g)	39	39
11.63	2.40	214,304	0.55	(g)	3.37	0.66	(g)	55	58
11.73	12.16	572,331	0.53	(g)	4.50	0.63	(g)	38	40

11.54	1.91	1,792,903	0.44		1.31	0.53		130	—
11.47	2.49	1,713,784	0.48	(g)	2.85	0.54	(g)	52	53
11.52	2.47	1,728,463	0.49	(g)	3.31	0.56	(g)	39	39
11.62	0.60	988,062	0.49	(g)	2.94	0.58	(g)	55	58

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	181

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Total Return Fund
Class A
Year Ended February 28, 2021	$10.57	$0.12	$(0.01)	$0.11	$(0.14)	$(0.09)	$(0.23)
Year Ended February 29, 2020	9.73	0.25	0.84	1.09	(0.25)	—	(0.25)
Year Ended February 28, 2019	9.73	0.27	0.01	0.28	(0.28)	—	(0.28)
Year Ended February 28, 2018	9.90	0.24	(0.17)	0.07	(0.24)	— (e)	(0.24)
Year Ended February 28, 2017	9.69	0.26	0.22	0.48	(0.25)	(0.02)	(0.27)

Class C
Year Ended February 28, 2021	10.55	0.06	(0.02)	0.04	(0.07)	(0.09)	(0.16)
Year Ended February 29, 2020	9.71	0.19	0.84	1.03	(0.19)	—	(0.19)
Year Ended February 28, 2019	9.71	0.21	— (e)	0.21	(0.21)	—	(0.21)
Year Ended February 28, 2018	9.87	0.17	(0.16)	0.01	(0.17)	— (e)	(0.17)
Year Ended February 28, 2017	9.66	0.19	0.23	0.42	(0.19)	(0.02)	(0.21)

Class I
Year Ended February 28, 2021	10.60	0.14	(0.02)	0.12	(0.15)	(0.09)	(0.24)
Year Ended February 29, 2020	9.76	0.26	0.84	1.10	(0.26)	—	(0.26)
Year Ended February 28, 2019	9.75	0.28	0.02	0.30	(0.29)	—	(0.29)
Year Ended February 28, 2018	9.92	0.25	(0.17)	0.08	(0.25)	— (e)	(0.25)
Year Ended February 28, 2017	9.71	0.27	0.22	0.49	(0.26)	(0.02)	(0.28)

Class R2
Year Ended February 28, 2021	10.60	0.08	(0.03)	0.05	(0.09)	(0.09)	(0.18)
Year Ended February 29, 2020	9.75	0.20	0.85	1.05	(0.20)	—	(0.20)
Year Ended February 28, 2019	9.74	0.22	0.02	0.24	(0.23)	—	(0.23)
Year Ended February 28, 2018	9.91	0.19	(0.17)	0.02	(0.19)	— (e)	(0.19)
Year Ended February 28, 2017	9.70	0.21	0.22	0.43	(0.20)	(0.02)	(0.22)

Class R5
Year Ended February 28, 2021	10.60	0.15	(0.02)	0.13	(0.16)	(0.09)	(0.25)
Year Ended February 29, 2020	9.76	0.27	0.84	1.11	(0.27)	—	(0.27)
Year Ended February 28, 2019	9.75	0.29	0.02	0.31	(0.30)	—	(0.30)
Year Ended February 28, 2018	9.92	0.26	(0.17)	0.09	(0.26)	— (e)	(0.26)
Year Ended February 28, 2017	9.71	0.28	0.22	0.50	(0.27)	(0.02)	(0.29)

Class R6
Year Ended February 28, 2021	10.59	0.15	(0.01)	0.14	(0.17)	(0.09)	(0.26)
Year Ended February 29, 2020	9.75	0.28	0.84	1.12	(0.28)	—	(0.28)
Year Ended February 28, 2019	9.74	0.29	0.02	0.31	(0.30)	—	(0.30)
Year Ended February 28, 2018	9.91	0.26	(0.17)	0.09	(0.26)	— (e)	(0.26)
Year Ended February 28, 2017	9.71	0.29	0.21	0.50	(0.28)	(0.02)	(0.30)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)

The Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For the years ended February 28, 2019, February 29, 2020 and February 28, 2021 the Fund did not transact in securities sold short.

(e)	Amount rounds to less than $0.005.
(f)	Interest expense on securities sold short is less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (c)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including interest expense for securities sold short)		Portfolio turnover rate (excluding securities sold short) (d)	Portfolio turnover rate (including securities sold short) (d)

$10.45	1.05%	$96,936	0.62%		1.14%	0.94%		496%	—%
10.57	11.38	113,237	0.64		2.50	0.98		420	—
9.73	2.90	123,525	0.65		2.76	0.98		413	—
9.73	0.66	281,767	0.64		2.39	0.99		393	393
9.90	5.03	186,048	0.63	(f)	2.61	1.10	(f)	397	398

10.43	0.40	20,687	1.27		0.59	1.45		496	—
10.55	10.69	23,047	1.29		1.84	1.49		420	—
9.71	2.24	21,098	1.30		2.15	1.50		413	—
9.71	0.10	26,287	1.29		1.74	1.49		393	393
9.87	4.35	40,167	1.28	(f)	1.96	1.56	(f)	397	398

10.48	1.14	445,514	0.52		1.30	0.69		496	—
10.60	11.46	423,165	0.54		2.58	0.72		420	—
9.76	3.10	310,278	0.55		2.91	0.73		413	—
9.75	0.76	322,552	0.54		2.49	0.73		393	393
9.92	5.12	300,372	0.53	(f)	2.71	0.77	(f)	397	398

10.47	0.45	326	1.12		0.70	1.20		496	—
10.60	10.84	252	1.15		2.01	1.58		420	—
9.75	2.46	587	1.15		2.29	1.30		413	—
9.74	0.16	1,235	1.14		1.89	1.27		393	393
9.91	4.50	1,229	1.13	(f)	2.10	1.37	(f)	397	398

10.48	1.25	18,423	0.42		1.44	0.54		496	—
10.60	11.57	18,864	0.44		2.69	0.58		420	—
9.76	3.21	15,407	0.45		3.01	0.59		413	—
9.75	0.86	17,225	0.44		2.58	0.59		393	393
9.92	5.21	10,693	0.43	(f)	2.81	0.62	(f)	397	398

10.47	1.30	78,947	0.37		1.44	0.44		496	—
10.59	11.64	51,563	0.39		2.72	0.48		420	—
9.75	3.26	33,225	0.40		3.02	0.48		413	—
9.74	0.91	64,818	0.39		2.63	0.48		393	393
9.91	5.17	23,527	0.37	(f)	2.89	0.48	(f)	397	398

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	183

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Return of capital	Total distributions
JPMorgan Unconstrained Debt Fund
Class A
Year Ended February 28, 2021	$9.89	$0.21	$0.29	$0.50	$(0.32)	$—	$(0.32)
Year Ended February 29, 2020	9.68	0.30	0.17	0.47	(0.26)	—	(0.26)
Year Ended February 28, 2019	9.95	0.32	(0.28)	0.04	(0.31)	—	(0.31)
Year Ended February 28, 2018	9.89	0.33	(0.01)	0.32	(0.26)	—	(0.26)
Year Ended February 28, 2017	9.54	0.25	0.39	0.64	(0.28)	(0.01)	(0.29)

Class C
Year Ended February 28, 2021	9.82	0.16	0.29	0.45	(0.27)	—	(0.27)
Year Ended February 29, 2020	9.61	0.25	0.17	0.42	(0.21)	—	(0.21)
Year Ended February 28, 2019	9.88	0.27	(0.28)	(0.01)	(0.26)	—	(0.26)
Year Ended February 28, 2018	9.84	0.28	(0.03)	0.25	(0.21)	—	(0.21)
Year Ended February 28, 2017	9.49	0.20	0.40	0.60	(0.24)	(0.01)	(0.25)

Class I
Year Ended February 28, 2021	9.90	0.23	0.30	0.53	(0.34)	—	(0.34)
Year Ended February 29, 2020	9.69	0.32	0.18	0.50	(0.29)	—	(0.29)
Year Ended February 28, 2019	9.94	0.34	(0.25)	0.09	(0.34)	—	(0.34)
Year Ended February 28, 2018	9.91	0.36	(0.05)	0.31	(0.28)	—	(0.28)
Year Ended February 28, 2017	9.55	0.27	0.41	0.68	(0.31)	(0.01)	(0.32)

Class R2
Year Ended February 28, 2021	9.87	0.17	0.29	0.46	(0.28)	—	(0.28)
Year Ended February 29, 2020	9.66	0.27	0.17	0.44	(0.23)	—	(0.23)
Year Ended February 28, 2019	9.93	0.28	(0.27)	0.01	(0.28)	—	(0.28)
Year Ended February 28, 2018	9.88	0.30	(0.03)	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2017	9.53	0.22	0.40	0.62	(0.26)	(0.01)	(0.27)

Class R5
Year Ended February 28, 2021	9.92	0.23	0.30	0.53	(0.35)	—	(0.35)
Year Ended February 29, 2020	9.71	0.33	0.17	0.50	(0.29)	—	(0.29)
Year Ended February 28, 2019	9.97	0.35	(0.26)	0.09	(0.35)	—	(0.35)
Year Ended February 28, 2018	9.92	0.37	(0.03)	0.34	(0.29)	—	(0.29)
Year Ended February 28, 2017	9.56	0.29	0.40	0.69	(0.32)	(0.01)	(0.33)

Class R6
Year Ended February 28, 2021	9.91	0.25	0.29	0.54	(0.36)	—	(0.36)
Year Ended February 29, 2020	9.70	0.34	0.17	0.51	(0.30)	—	(0.30)
Year Ended February 28, 2019	9.97	0.36	(0.28)	0.08	(0.35)	—	(0.35)
Year Ended February 28, 2018	9.92	0.37	(0.02)	0.35	(0.30)	—	(0.30)
Year Ended February 28, 2017	9.56	0.29	0.41	0.70	(0.33)	(0.01)	(0.34)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.07	5.11%	$12,724	0.89%	2.19%	1.08%	333%
9.89	4.93	36,967	0.90	3.04	1.11	74
9.68	0.44	37,253	0.90	3.27	1.10	75
9.95	3.21	65,315	0.90	3.35	1.08	102
9.89	6.76	62,181	0.94	2.50	1.10	334

10.00	4.66	5,040	1.38	1.58	1.58	333
9.82	4.44	6,015	1.40	2.54	1.61	74
9.61	(0.03)	6,355	1.40	2.75	1.60	75
9.88	2.50	6,045	1.40	2.84	1.59	102
9.84	6.32	8,463	1.43	2.01	1.62	334

10.09	5.48	736,969	0.63	2.31	0.83	333
9.90	5.18	640,098	0.65	3.28	0.85	74
9.69	0.91	587,702	0.65	3.49	0.84	75
9.94	3.14	626,197	0.65	3.58	0.82	102
9.91	7.16	2,273,160	0.68	2.75	0.82	334

10.05	4.78	642	1.23	1.67	1.59	333
9.87	4.56	471	1.25	2.73	1.74	74
9.66	0.11	575	1.25	2.89	1.42	75
9.93	2.79	571	1.25	3.01	1.41	102
9.88	6.51	394	1.21	2.22	1.47	334

10.10	5.42	8,972	0.58	2.35	0.69	333
9.92	5.24	7,310	0.58	3.34	0.70	74
9.71	0.91	6,082	0.55	3.58	0.69	75
9.97	3.47	5,459	0.55	3.70	0.68	102
9.92	7.32	3,355	0.51	2.92	0.62	334

10.09	5.53	241,971	0.48	2.50	0.58	333
9.91	5.34	433,493	0.50	3.44	0.60	74
9.70	0.86	387,689	0.50	3.65	0.59	75
9.97	3.52	1,301,556	0.49	3.74	0.58	102
9.92	7.36	391,136	0.46	2.96	0.57	334

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	185

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 6 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Diversification Classification
JPMorgan Corporate Bond Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Emerging Markets Debt Fund	Class A, Class C, Class I, Class R5 and Class R6	Diversified
JPMorgan Global Bond Opportunities Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Strategic Income Opportunities Fund	Class A, Class C, Class I, Class R5 and Class R6	Diversified
JPMorgan Total Return Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	Diversified
JPMorgan Unconstrained Debt Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	Diversified

The investment objective of JPMorgan Corporate Bond Fund (“Corporate Bond Fund”) and JPMorgan Global Bond Opportunities Fund (“Global Bond Opportunities Fund”) is to seek to provide total return.

The investment objective of JPMorgan Emerging Markets Debt Fund (“Emerging Markets Debt Fund”) is to seek to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

The investment objective of JPMorgan Strategic Income Opportunities Fund (“Strategic Income Opportunities Fund”) and JPMorgan Total Return Fund (“Total Return Fund”) is to seek to provide high total return.

The investment objective of JPMorgan Unconstrained Debt Fund (“Unconstrained Debt Fund”) is to seek to provide long-term total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class R2, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current

186	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt

Fund at February 28, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Corporate Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$8,399	$—	$8,399
Corporate Bonds	—	2,486,879	—	2,486,879
Municipal Bonds	—	342	—	342
Preferred Stocks	5,952	—	—	5,952
U.S. Treasury Obligations	—	4	—	4
Short-Term Investments
Investment Companies	103,516	—	—	103,516
U.S. Treasury Obligations	—	6,523	—	6,523

Total Short-Term Investments	103,516	6,523	—	110,039

Total Investments in Securities	$109,468	$2,502,147	$—	$2,611,615

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	187

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Corporate Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Currency Contracts	$—	$606	$—	$606
Futures Contracts	2,982	—	—	2,982
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(470)	—	(470)
Futures Contracts	(1,439)	—	—	(1,439)
Swaps	—	(102)	—	(102)

Total Net Appreciation/Depreciation in Other Financial Instruments	$1,543	$34	$—	$1,577

Emerging Markets Debt Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$367,011	$—	$367,011
Foreign Government Securities	—	755,446	—	755,446
Supranational	—	2,434	—	2,434
U.S. Treasury Obligations	—	2,736	—	2,736
Short-Term Investments
Investment Companies	67,094	—	—	67,094

Total Investments in Securities	$67,094	$1,127,627	$—	$1,194,721

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$113	$—	$113
Futures Contracts	65	—	—	65

Total Appreciation in Other Financial Instruments	$65	$113	$—	$178

Global Bond Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$36,574	$330	$36,904
United States	—	74,067	27,316	101,383

Total Asset-Backed Securities	—	110,641	27,646	138,287

Collateralized Mortgage Obligations
United Kingdom	—	4,551	—	4,551
United States	—	87,954	20,247	108,201

Total Collateralized Mortgage Obligations	—	92,505	20,247	112,752

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	2,502	2,502
United States	—	85,383	29,724	115,107

Total Commercial Mortgage-Backed Securities	—	85,383	32,226	117,609

Common Stocks
Canada	581	—	—	581
United States	4,594	589	1,874	7,057

Total Common Stocks	5,175	589	1,874	7,638

188	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Global Bond Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Convertible Bonds	$—	$139,376	$—	$139,376
Convertible Preferred Stocks	—	—	1,687	1,687
Corporate Bonds
Australia	—	4,410	—	4,410
Austria	—	3,680	—	3,680
Azerbaijan	—	2,395	—	2,395
Belgium	—	37,243	—	37,243
Brazil	—	30,798	—	30,798
Canada	—	22,161	—	22,161
Chile	—	6,385	—	6,385
China	—	11,960	—	11,960
Colombia	—	6,340	—	6,340
Denmark	—	6,009	—	6,009
France	—	122,567	—	122,567
Germany	—	91,515	—	91,515
Greece	—	13,446	—	13,446
India	—	2,691	—	2,691
Indonesia	—	12,329	—	12,329
Ireland	—	28,138	—	28,138
Israel	—	6,610	—	6,610
Italy	—	61,790	—	61,790
Japan	—	2,415	—	2,415
Kazakhstan	—	7,597	—	7,597
Kuwait	—	2,800	—	2,800
Luxembourg	—	42,194	—	42,194
Malaysia	—	1,896	—	1,896
Mexico	—	33,516	—	33,516
Morocco	—	2,792	—	2,792
Netherlands	—	37,340	—	37,340
Peru	—	9,118	—	9,118
Portugal	—	11,011	—	11,011
Qatar	—	2,661	—	2,661
Russia	—	3,315	—	3,315
Saudi Arabia	—	10,972	—	10,972
South Africa	—	1,381	—	1,381
Spain	—	74,469	—	74,469
Sweden	—	9,450	—	9,450
Switzerland	—	49,740	—	49,740
Taiwan	—	2,685	—	2,685
Thailand	—	2,613	—	2,613
United Arab Emirates	—	5,890	—	5,890
United Kingdom	—	116,570	—	116,570
United States	—	972,656	1	972,657

Total Corporate Bonds	—	1,873,548	1	1,873,549

Foreign Government Securities	—	728,140	—	728,140
Loan Assignments
Canada	—	1,597	—	1,597
Luxembourg	—	4,752	—	4,752
Netherlands	—	1,312	—	1,312
United Kingdom	—	543	—	543
United States	—	145,908	467	146,375

Total Loan Assignments	—	154,112	467	154,579

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	189

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Global Bond Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
United States	$471	$—	$653		$1,124
Rights	—	—	7		7
Supranational	—	2,595	—		2,595
U.S. Treasury Obligations	—	127,135	—		127,135
Warrants
United Kingdom	—	—	—	(a)	— (a)
United States	263	—	11		274

Total Warrants	263	—	11		274

Short-Term Investments
Investment Companies	305,450	—	—		305,450

Total Investments in Securities	$311,359	$3,314,024	$84,819		$3,710,202

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$12,518	$—		$12,518
Futures Contracts	10,079	—	—		10,079
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(10,703)	—		(10,703)
Futures Contracts	(3,092)	—	—		(3,092)
Swaps	—	(10,455)	—		(10,455)

Total Net Appreciation/Depreciation in Other Financial Instruments	$6,987	$(8,640)	$—		$(1,653)

Strategic Income Opportunities Fund

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—		$122,293	$568,421		$690,714
Closed End Funds	—	(a)	—	—		—	(a)
Collateralized Mortgage Obligations	—		284,293	237,051		521,344
Commercial Mortgage-Backed Securities	—		1,586	49,108		50,694
Common Stocks
Aerospace & Defense	—		—	—	(a)	—	(a)
Auto Components	—		—	164		164
Chemicals	—		—	11,958		11,958
Commercial Services & Supplies	—		—	—	(a)	—	(a)
Communications Equipment	—		—	—	(a)	—	(a)
Energy Equipment & Services	—		—	—	(a)	—	(a)
Equity Real Estate Investment Trusts (REITs)	5,332		—	—		5,332
Food & Staples Retailing	—		—	992		992
Health Care Providers & Services	—		—	2,104		2,104
Internet & Direct Marketing Retail	—		—	8,403		8,403
Media	5,453		—	—		5,453
Multiline Retail	326		—	—		326
Oil, Gas & Consumable Fuels	14,609		5,942	101		20,652
Professional Services	2,929		—	—		2,929
Specialty Retail	—		—	1,244		1,244

Total Common Stocks	28,649		5,942	24,966		59,557

Convertible Bonds	—		1,119	—		1,119
Convertible Preferred Stocks	—		—	7,851		7,851
Corporate Bonds
Aerospace & Defense	—		1,523	—		1,523
Air Freight & Logistics	—		2,002	—		2,002

190	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Strategic Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Auto Components	$—	$21,241	$—		$21,241
Automobiles	—	383,252	—		383,252
Banks	—	1,036,724	—		1,036,724
Biotechnology	—	86,861	—		86,861
Building Products	—	3,325	—		3,325
Capital Markets	—	377,830	—		377,830
Chemicals	—	8,841	—	(a)	8,841
Commercial Services & Supplies	—	8,448	—		8,448
Communications Equipment	—	3,173	—		3,173
Construction & Engineering	—	1,093	—		1,093
Consumer Finance	—	337,664	—		337,664
Distributors	—	1,780	—		1,780
Diversified Financial Services	—	8,488	—		8,488
Diversified Telecommunication Services	—	54,249	—		54,249
Electric Utilities	—	48,917	84		49,001
Energy Equipment & Services	—	1,782	—		1,782
Entertainment	—	807	—		807
Equity Real Estate Investment Trusts (REITs)	—	11,073	—		11,073
Food & Staples Retailing	—	17,058	—		17,058
Food Products	—	62,717	—		62,717
Gas Utilities	—	34,000	—		34,000
Health Care Providers & Services	—	49,902	—		49,902
Hotels, Restaurants & Leisure	—	18,582	—		18,582
Household Products	—	5,744	—		5,744
Insurance	—	116,707	—		116,707
Internet & Direct Marketing Retail	—	18,711	—		18,711
IT Services	—	29,603	—		29,603
Leisure Products	—	5,012	—		5,012
Machinery	—	14,647	—		14,647
Media	—	32,152	—		32,152
Metals & Mining	—	784	—		784
Multiline Retail	—	—	5,453		5,453
Multi-Utilities	—	29,386	—		29,386
Oil, Gas & Consumable Fuels	—	48,447	128		48,575
Personal Products	—	—	—	(a)	—	(a)
Pharmaceuticals	—	75,252	—		75,252
Road & Rail	—	8,618	—		8,618
Semiconductors & Semiconductor Equipment	—	5,741	—		5,741
Specialty Retail	—	10,751	—		10,751
Technology Hardware, Storage & Peripherals	—	55,109	—		55,109
Tobacco	—	20,732	—		20,732
Trading Companies & Distributors	—	8,014	—		8,014
Wireless Telecommunication Services	—	36,613	—		36,613

Total Corporate Bonds	—	3,103,355	5,665		3,109,020

Foreign Government Securities	—	28,184	—		28,184
Loan Assignments
Aerospace & Defense	—	5,190	—		5,190
Airlines	—	827	—		827
Auto Components	—	8,383	—		8,383
Building Products	—	6,984	—		6,984
Chemicals	—	16,219	—		16,219
Commercial Services & Supplies	—	7,612	—		7,612
Communications Equipment	—	8,269	—		8,269

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	191

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Strategic Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Construction & Engineering	$—	$6,863	$—		$6,863
Containers & Packaging	—	22,632	—		22,632
Diversified Consumer Services	—	10,420	—		10,420
Diversified Financial Services	—	13,331	—		13,331
Diversified Telecommunication Services	—	22,899	—		22,899
Electric Utilities	—	8,912	—		8,912
Electrical Equipment	—	9,205	—		9,205
Entertainment	—	8,820	—		8,820
Equity Real Estate Investment Trusts (REITs)	—	3,227	—		3,227
Food & Staples Retailing	—	6,281	569		6,850
Food Products	—	19,428	—		19,428
Health Care Equipment & Supplies	—	2,011	—		2,011
Health Care Providers & Services	—	44,263	—		44,263
Hotels, Restaurants & Leisure	—	22,099	—		22,099
Household Durables	—	453	—		453
Household Products	—	2,686	—		2,686
Independent Power and Renewable Electricity Producers	—	6,025	—		6,025
Insurance	—	14,093	—		14,093
Internet & Direct Marketing Retail	—	7,668	—		7,668
IT Services	—	7,897	—		7,897
Leisure Products	—	15,046	1,743		16,789
Life Sciences Tools & Services	—	2,837	—		2,837
Machinery	—	19,582	—		19,582
Media	—	38,196	—		38,196
Metals & Mining	—	1,674	—		1,674
Oil, Gas & Consumable Fuels	—	10,456	—		10,456
Paper & Forest Products	—	2,510	—		2,510
Personal Products	—	7,463	—		7,463
Pharmaceuticals	—	32,373	—		32,373
Professional Services	—	4,149	—		4,149
Real Estate Management & Development	—	1,645	—		1,645
Road & Rail	—	4,271	—		4,271
Software	—	33,722	—		33,722
Specialty Retail	—	30,316	—		30,316
Technology Hardware, Storage & Peripherals	—	7,341	—		7,341
Wireless Telecommunication Services	—	2,219	—		2,219

Total Loan Assignments	—	506,497	2,312		508,809

Mortgage-Backed Securities	—	418,288	—		418,288
Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Banks	4,038	—	—		4,038
Communications Equipment	—	—	3		3
Internet & Direct Marketing Retail	—	—	3,793		3,793

Total Preferred Stocks	4,038	—	3,796		7,834

Private Placements	—	—	31,803		31,803
Rights	—	—	805		805
Warrants
Aerospace & Defense	—	—	—	(a)	—	(a)
Diversified Telecommunication Services	—	—	6		6
Media	—	—	—	(a)	—	(a)
Oil, Gas & Consumable Fuels	73	—	—		73

Total Warrants	73	—	6		79

Short-Term Investments
Certificates of Deposit	—	216,254	—		216,254

192	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Strategic Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Commercial Paper	$—	$525,818	$—		$525,818
Investment Companies	4,901,332	—	—		4,901,332
Repurchase Agreements	—	65,000	—		65,000
U.S. Treasury Obligations	—	3,347	—		3,347

Total Short-Term Investments	4,901,332	810,419	—		5,711,751

Total Investments in Securities	$4,934,092	$5,281,976	$931,784		$11,147,852

Liabilities
TBA Short Commitment	$—	$(651,171)	$—		$(651,171)

Total Liabilities for Securities Sold Short	$—	$(651,171)	$—		$(651,171)

Appreciation in Other Financial Instruments
Futures Contracts	$497	$—	$—		$497
Swaps	—	2,942	—		2,942
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(33)	—		(33)
Futures Contracts	(1,937)	—	—		(1,937)
Swaps	—	(37,684)	—		(37,684)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(1,440)	$(34,775)	$—		$(36,215)

Total Return Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$1,459	$8,726		$10,185
Closed End Funds	— (a)	—	—		— (a)
Collateralized Mortgage Obligations	—	11,789	17,236		29,025
Commercial Mortgage-Backed Securities	—	2,782	1,472		4,254
Common Stocks
Chemicals	—	—	598		598
Equity Real Estate Investment Trusts (REITs)	178	—	—		178
Internet & Direct Marketing Retail	—	—	290		290
Multiline Retail	5	—	—		5
Oil, Gas & Consumable Fuels	80	—	—		80
Professional Services	28	—	—		28
Specialty Retail	—	—	53		53

Total Common Stocks	291	—	941		1,232

Convertible Bonds	—	24	—		24
Convertible Preferred Stocks	—	—	332		332
Corporate Bonds
Aerospace & Defense	—	3,954	—		3,954
Air Freight & Logistics	—	1,936	—		1,936
Airlines	—	513	—		513
Auto Components	—	267	—		267
Automobiles	—	8,711	—		8,711
Banks	—	64,420	—		64,420
Beverages	—	7,708	—		7,708
Biotechnology	—	3,453	—		3,453
Building Products	—	3,256	—		3,256
Capital Markets	—	28,474	—		28,474
Chemicals	—	5,433	—	(b)	5,433
Commercial Services & Supplies	—	2,064	—		2,064

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	193

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Total Return Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Communications Equipment	$—	$58	$—		$58
Construction & Engineering	—	32	—		32
Consumer Finance	—	22,478	—		22,478
Containers & Packaging	—	628	—		628
Distributors	—	66	—		66
Diversified Financial Services	—	7,431	—		7,431
Diversified Telecommunication Services	—	9,978	—		9,978
Electric Utilities	—	19,189	—		19,189
Electronic Equipment, Instruments & Components	—	543	—		543
Energy Equipment & Services	—	28	—		28
Entertainment	—	2,420	—		2,420
Equity Real Estate Investment Trusts (REITs)	—	4,287	—		4,287
Food & Staples Retailing	—	7,693	—		7,693
Food Products	—	6,861	—		6,861
Gas Utilities	—	5,148	—		5,148
Health Care Equipment & Supplies	—	3,155	—		3,155
Health Care Providers & Services	—	11,331	—		11,331
Hotels, Restaurants & Leisure	—	2,351	—		2,351
Household Durables	—	990	—		990
Household Products	—	1,067	—		1,067
Industrial Conglomerates	—	3,445	—		3,445
Insurance	—	10,071	—		10,071
Interactive Media & Services	—	1,447	—		1,447
Internet & Direct Marketing Retail	—	3,147	—		3,147
IT Services	—	7,540	—		7,540
Leisure Products	—	593	—		593
Life Sciences Tools & Services	—	1,317	—		1,317
Machinery	—	1,573	—		1,573
Media	—	10,730	—		10,730
Metals & Mining	—	23	—		23
Multiline Retail	—	1,130	74		1,204
Multi-Utilities	—	7,446	—		7,446
Oil, Gas & Consumable Fuels	—	15,206	3		15,209
Paper & Forest Products	—	508	—		508
Personal Products	—	—	—	(b)	—	(b)
Pharmaceuticals	—	12,016	—		12,016
Professional Services	—	540	—		540
Road & Rail	—	5,036	—		5,036
Semiconductors & Semiconductor Equipment	—	3,120	—		3,120
Software	—	10,563	—		10,563
Specialty Retail	—	2,820	—		2,820
Technology Hardware, Storage & Peripherals	—	4,485	—		4,485
Tobacco	—	2,965	—		2,965
Water Utilities	—	549	—		549
Wireless Telecommunication Services	—	3,235	—		3,235

Total Corporate Bonds	—	345,428	77		345,505

Loan Assignments	—	702	—		702
Mortgage-Backed Securities	—	189,991	—		189,991
Preferred Stocks	—	—	131		131
U.S. Government Agency Securities	—	8,493	—		8,493
U.S. Treasury Obligations	—	49,437	—		49,437
Warrants
Media	—	—	—	(a)	—	(a)

194	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Total Return Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Oil, Gas & Consumable Fuels	$2	$—	$—		$2

Total Warrants	2	—	—	(a)	2

Short-Term Investments
Certificates of Deposit	—	5,002	—		5,002
Commercial Paper	—	9,997	—		9,997
Investment Companies	195,217	—	—		195,217
U.S. Treasury Obligations	—	754	—		754

Total Short-Term Investments	195,217	15,753	—		210,970

Total Investments in Securities	$195,510	$625,858	$28,915		$850,283

Liabilities
TBA Short Commitment	$—	$(19,736)	$—		$(19,736)

Total Liabilities for Securities Sold Short	$—	$(19,736)	$—		$(19,736)

Appreciation in Other Financial Instruments
Futures Contracts	$13	$—	$—		$13
Swaps	—	35	—		35
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1)	—		(1)
Futures Contracts	(450)	—	—		(450)
Swaps	—	(705)	—		(705)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(437)	$(671)	$—		$(1,108)

Unconstrained Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$58,108	$25,285		$83,393
Collateralized Mortgage Obligations	—	89,290	1,727		91,017
Commercial Mortgage-Backed Securities	—	34,687	30,340		65,027
Common Stocks
Auto Components	—	—	29		29
Communications Equipment	—	—	—	(a)	— (a)
Media	178	—	—		178
Professional Services	14	—	—		14
Specialty Retail	—	—	215		215

Total Common Stocks	192	—	244		436

Convertible Bonds	—	35,788	—		35,788
Convertible Preferred Stocks	—	—	1,355		1,355
Corporate Bonds
Aerospace & Defense	—	9,485	—		9,485
Airlines	—	2,170	—		2,170
Auto Components	—	3,006	—		3,006
Automobiles	—	2,746	—		2,746
Banks	—	67,636	—		67,636
Beverages	—	6,886	—		6,886
Biotechnology	—	10,073	—		10,073
Building Products	—	632	—		632
Capital Markets	—	32,498	—		32,498
Chemicals	—	4,477	—		4,477
Commercial Services & Supplies	—	1,837	—		1,837
Communications Equipment	—	147	—		147

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	195

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Unconstrained Debt Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Construction Materials	$—	$806	$—	$806
Consumer Finance	—	9,549	—	9,549
Containers & Packaging	—	3,060	—	3,060
Distributors	—	126	—	126
Diversified Consumer Services	—	88	—	88
Diversified Financial Services	—	4,962	—	4,962
Diversified Telecommunication Services	—	17,476	—	17,476
Electric Utilities	—	28,892	4	28,896
Electrical Equipment	—	249	—	249
Electronic Equipment, Instruments & Components	—	908	—	908
Energy Equipment & Services	—	790	—	790
Entertainment	—	2,312	—	2,312
Equity Real Estate Investment Trusts (REITs)	—	5,652	—	5,652
Food & Staples Retailing	—	2,191	—	2,191
Food Products	—	1,509	—	1,509
Gas Utilities	—	135	—	135
Health Care Equipment & Supplies	—	2,666	—	2,666
Health Care Providers & Services	—	8,045	—	8,045
Health Care Technology	—	806	—	806
Hotels, Restaurants & Leisure	—	5,156	—	5,156
Household Durables	—	451	—	451
Household Products	—	1,857	—	1,857
Independent Power and Renewable Electricity Producers	—	2,401	—	2,401
Industrial Conglomerates	—	3,190	—	3,190
Insurance	—	1,707	—	1,707
Interactive Media & Services	—	218	—	218
Internet & Direct Marketing Retail	—	1,179	—	1,179
IT Services	—	1,924	—	1,924
Leisure Products	—	315	—	315
Machinery	—	732	—	732
Marine	—	244	—	244
Media	—	13,107	—	13,107
Metals & Mining	—	6,648	—	6,648
Multi-Utilities	—	1,517	—	1,517
Oil, Gas & Consumable Fuels	—	30,797	—	30,797
Paper & Forest Products	—	1,645	—	1,645
Personal Products	—	820	—	820
Pharmaceuticals	—	12,051	—	12,051
Professional Services	—	205	—	205
Real Estate Management & Development	—	2,108	—	2,108
Road & Rail	—	2,732	—	2,732
Semiconductors & Semiconductor Equipment	—	3,844	—	3,844
Software	—	1,408	—	1,408
Specialty Retail	—	3,145	—	3,145
Technology Hardware, Storage & Peripherals	—	4,319	—	4,319
Textiles, Apparel & Luxury Goods	—	119	—	119
Thrifts & Mortgage Finance	—	6,228	—	6,228
Tobacco	—	9,820	—	9,820
Trading Companies & Distributors	—	1,968	—	1,968
Transportation Infrastructure	—	709	—	709
Wireless Telecommunication Services	—	8,374	—	8,374

Total Corporate Bonds	—	362,753	4	362,757

Foreign Government Securities	—	146,627	—	146,627
Loan Assignments	—	34,396	—	34,396

196	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Unconstrained Debt Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Mortgage-Backed Securities	$—	$134,744	$—		$134,744
Preferred Stocks
Banks	133	—	—		133
Communications Equipment	—	—	—	(a)	—	(a)
Internet & Direct Marketing Retail	—	—	464		464

Total Preferred Stocks	133	—	464		597

Rights	—	—	49		49
Warrants	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	144,623	—	—		144,623

Total Investments in Securities	$144,948	$896,393	$59,468		$1,100,809

Appreciation in Other Financial Instruments
Forward Currency Contracts	$—	$2,037	$—		$2,037
Futures Contracts	1,530	—	—		1,530
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(2,120)	—		(2,120)
Futures Contracts	(425)	—	—		(425)

Total Net Appreciation/Depreciation in Other Financial Instruments	$1,105	$(83)	$—		$1,022

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Global Bond Opportunities Fund	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Investments in Securities:
Asset-Backed Securities — Cayman Islands	$3,991	$(159)	$18	$— (a)	$—		$(3,520)	$—	$—	$330
Asset-Backed Securities — United States	69,167	44	(604)	18	1,572		(42,808)	—	(73)	27,316
Collateralized Mortgage Obligations — United States	12,055	1	(158)	(1)	—		(2,378)	10,728	—	20,247
Commercial Mortgage-Backed Securities — Cayman Islands	2,519	—	(17)	—	—		—	—	—	2,502
Commercial Mortgage-Backed Securities — United States	14,524	(530)	(940)	(7)	19,378		(10,065)	7,364	—	29,724
Common Stocks — Canada	14	—	—	—	—		—	—	(14)	—
Common Stocks — New Zealand	101	100	(48)	—	—		(153)	—	—	—
Common Stocks — United Kingdom	7	—	(7)	—	—		—	—	—	—
Common Stocks — United States	771	—	1,072	—	43		—	—	(12)	1,874
Convertible Preferred Stocks — United States	1,475	200	268	—	—		(256)	—	—	1,687
Corporate Bonds — Luxembourg	3,476	—	(211)	3	—		(3,268)	—	—	—
Corporate Bonds — United States	—	89	— (a)	—	—		(88)	—	—	1
Loan Assignments — United States	63	—	28	7	369		—	—	—	467
Preferred Stocks — United States	—	—	178	—	475		—	—	—	653
Rights — United States	7	—	—	—	—		—	—	—	7
Warrants — United Kingdom	—	—	—	—	—	(a)	—	—	—	—	(a)
Warrants — United States	507	—	152	—	—		(648)	—	—	11

Total	$108,677	$(255)	$(269)	$20	$21,837		$(63,184)	$18,092	$(99)	$84,819

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	197

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Strategic Income Opportunities Fund	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3		Balance as of February 28, 2021
Investments in Securities:
Asset-Backed Securities	$586,095		$(196)	$1,256	$5,052	$134,806	$(189,497)	$30,905	$—		$568,421
Collateralized Mortgage Obligations	205,596		(302)	10,656	437	195,282	(176,651)	2,033	—		237,051
Commercial Mortgage-Backed Securities	53,709		—	(1,870)	(21)	—	(2,710)	—	—		49,108
Common Stocks — Aerospace & Defense	217		—	(217)	—	—	—	—	—		—	(a)
Common Stocks — Auto Components	—		—	164	—	—	—	—	—		164
Common Stocks — Capital Markets	3,137		3,335	(1,726)	—	—	(4,746)	—	—		—
Common Stocks — Chemicals	9,676		—	2,282	—	—	—	—	—		11,958
Common Stocks — Commercial Services & Supplies	—	(a)	—	—	—	—	—	—	—		—	(a)
Common Stocks — Communications Equipment	—	(a)	—	—	—	—	—	—	—		—	(a)
Common Stocks — Energy Equipment & Services	77		—	(77)	—	—	—	—	—		—	(a)
Common Stocks — Food & Staples Retailing	—		—	850	—	142	—	—	—		992
Common Stocks — Health Care Providers & Services	542		(387)	2,180	—	—	(231)	—	—		2,104
Common Stocks — Internet & Direct Marketing Retail	—		—	8,233	—	170	—	—	—		8,403
Common Stocks — Oil, Gas & Consumable Fuels	582		—	(1,706)	—	1,751	—	—	(526)		101
Common Stocks — Specialty Retail	3,512		—	(2,268)	—	—	—	—	—		1,244
Convertible Preferred Stocks — Automobiles	—	(a)	252	—	—	—	(252)	—	—		—	(a)
Convertible Preferred Stocks — Specialty Retail	6,933		927	1,178	—	—	(1,187)	—	—		7,851
Corporate Bonds — Chemicals	—	(a)	—	—	—	—	—	—	—		—	(a)
Corporate Bonds — Electric Utilities	31		—	53	—	—	—	—	—		84
Corporate Bonds — Health Care Providers & Services	4,500		—	—	—	137	(4,637)	—	—		—
Corporate Bonds — Multiline Retail	—		—	398	—	5,055	—	—	—		5,453
Corporate Bonds — Oil, Gas & Consumable Fuels	—		—	128	—	—	—	—	—		128
Corporate Bonds — Personal Products	—		—	(3,585)	—	3,585	—	—	—		—	(a)
Corporate Bonds — Wireless Telecommunication Services	2,428		309	(240)	1	—	(2,498)	—	—		—
Loan Assignments — Food & Staples Retailing	—		—	72	16	481	—	—	—		569
Loan Assignments — Health Care Providers & Services	1,576		—	(8)	1	—	(1,569)	—	—		—
Loan Assignments — Leisure Products	3,467		—	(1,744)	—	20	—	—	—	(a)	1,743
Preferred Stocks — Aerospace & Defense	4,830		710	(3,477)	—	—	(2,063)	—	—		—
Preferred Stocks — Automobiles	—	(a)	175	—	—	—	(175)	—	—		—	(a)
Preferred Stocks — Communications Equipment	3		—	—	—	—	—	—	—		3
Preferred Stocks — Internet & Direct Marketing Retail	—		—	1,036	—	2,757	—	—	—		3,793

198	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Strategic Income Opportunities Fund	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Preferred Stocks — Oil, Gas & Consumable Fuels	$1,546		$—	$205	$—	$—		$(1,751)	$—	$—	$—
Private Placement	40,600		—	(8,797)	—	40,600		(40,600)	—	—	31,803
Rights — Independent Power and Renewable Electricity Producers	1,188		499	(383)	—	—		(499)	—	—	805
Warrants — Aerospace & Defense	—	(a)	—	—	—	—		—	—	—	—	(a)
Warrants — Diversified Telecommunication Services	—		—	6	—	—		—	—	—	6
Warrants — Media	—		—	—	—	—	(a)	—	—	—	—	(a)
Warrants — Road & Rail	—	(a)	—	— (a)	—	—		—	—	—	—
Warrants — Wireless Telecommunication Services	3,714		—	1,034	—	—		(4,748)	—	—	—

Total	$933,959		$5,322	$3,633	$5,486	$384,786		$(433,814)	$32,938	$(526)	$931,784

Total Return Fund	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Investments in Securities:
Asset-Backed Securities	$9,868		$8	$(134)	$68	$793		$(2,913)	$1,036	$—	$8,726
Collateralized Mortgage Obligations	9,614		(12)	181	8	18,142		(10,801)	104	—	17,236
Commercial Mortgage-Backed Securities	1,589		—	(52)	(1)	—		(64)	—	—	1,472
Common Stocks — Chemicals	483		—	115	—	—		—	—	—	598
Common Stocks — Internet & Direct Marketing Retail	—		—	285	—	5		—	—	—	290
Common Stocks — Specialty Retail	150		—	(97)	—	—		—	—	—	53
Convertible Preferred Stocks — Specialty Retail	294		40	49	—	—		(51)	—	—	332
Corporate Bonds — Chemicals	—	(b)	—	—	—	—		—	—	—	—	(b)
Corporate Bonds — Multiline Retail	—		—	5	—	69		—	—	—	74
Corporate Bonds — Oil, Gas & Consumable Fuels	—		—	3	—	—		—	—	—	3
Corporate Bonds — Personal Products	—		—	(37)	—	37		—	—	—	—	(b)
Corporate Bonds — Wireless Telecommunication Services	—	(b)	1	—	—	—		(1)	—	—	—
Preferred Stocks — Internet & Direct Marketing Retail	—		—	36	—	95		—	—	—	131
Warrants — Media	—		—	—	—	—	(a)	—	—	—	—	(a)
Warrants — Road & Rail	—	(b)	—	—	—	—		—	—	—	—

Total	$21,998		$37	$354	$75	$19,141		$(13,830)	$1,140	$—	$28,915

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	199

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Unconstrained Debt Fund	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Investment in Securities:
Asset-Backed Securities	$55,422		$(4)	$1,571	$40		$5,546		$(37,290)	$—	$—	$25,285
Collateralized Mortgage Obligations	5,386		1	7	—	(a)	—		(4,969)	1,302	—	1,727
Commercial Mortgage-Backed Securities	24,003		(774)	(1,282)	13		5,744		(2,647)	5,283	—	30,340
Common Stocks — Auto Components	—		—	29	—		—		—	—	—	29
Common Stocks — Capital Markets	547		543	(262)	—		—		(828)	—	—	—
Common Stocks — Communications Equipment	—	(a)	—	—	—		—		—	—	—	—	(a)
Common Stocks — Specialty Retail	608		—	(393)	—		—		—	—	—	215
Convertible Preferred Stocks — Specialty Retail	1,167		160	233	—		—		(205)	—	—	1,355
Corporate Bonds — Electric Utilities	1		—	3	—		—		—	—	—	4
Corporate Bonds — Wireless Telecommunication Services	272		93	(25)	—		—		(340)	—	—	—
Preferred Stocks — Communications Equipment	—	(a)	—	—	—		—		—	—	—	—	(a)
Preferred Stocks — Internet & Direct Marketing Retail	—		—	127	—		337		—	—	—	464
Rights — Independent Power and Renewable Electricity Producers	45		—	4	—		—		—	—	—	49
Warrants — Media	—		—	—	—		—	(a)	—	—	—	—	(a)
Warrants — Wireless Telecommunication Services	177		—	49	—		—		(226)	—	—	—

Total	$87,628		$19	$61	$53		$11,627		$(46,505)	$6,585	$—	$59,468

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2021, which were valued using significant unobservable inputs (level 3) were as follows:

Global Bond Opportunities Fund	$251
Strategic Income Opportunities Fund	8,205
Total Return Fund	368
Unconstrained Debt Fund	(1,261)

These amounts are included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the year ended February 28, 2021 for Global Bond Opportunities Fund and Unconstrained Debt Fund.

There were no significant transfers out of level 3 for the year ended February 28, 2021 for Global Bond Opportunities Fund.

There were no significant transfers into or out of level 3 for the year ended February 28, 2021 for Strategic Income Opportunities Fund and Total Return Fund.

200	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Global Bond Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x -6.0x (6.0x)
				Liquidity Discount	0.00% - 30.00% (0.00%)
	5		Pending Distribution	Expected Recovery	$1.20

Common Stocks	5

	—	(d)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)

Preferred Stocks	—	(d)

	22,912		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (13.45%)
				Constant Default Rate	0.00% - 5.00% (0.42%)
				Yield (Discount Rate of Cash Flows)	0.79% - 7.59% (3.25%)

Asset-Backed Securities	22,912

	4,873		Discounted Cash Flow	Constant Prepayment Rate	8.33% - 20.00% (14.26%)
				Constant Default Rate	0.00% - 1.59% (0.29%)
				Yield (Discount Rate of Cash Flows)	2.23% - 5.29% (2.85%)
Collateralized Mortgage Obligations	4,873

	29,474		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 0.00% (100.00%)
				Yield (Discount Rate of Cash Flows)	1.83% - 199.00% (11.91%)
Commercial Mortgage-Backed Securities	29,474

	467		Pending Distribution	Expected Recovery	50.00% - 100.00% (96.60%)

Loan Assignments	467

	11		Market Comparable Companies	EBITDA Multiple (c)	4.8x (4.8x)
	—	(d)	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Warrants	11

Total	$57,742

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2021, the value of these investments was $27,077. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Amount rounds to less than one thousand.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	201

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Strategic Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$14,062		Market Comparable Companies	EBITDA Multiple (b)	5.0x - 7.4x (7.23x)
	265		Pending Distribution	Expected Recovery	$0.00 - $1.20 ($0.75)

Common Stocks	14,327

	3		Market Comparable Companies	EBITDA Multiple (b)	5.0x - 5.0x (5.0x)
	—	(c)	Pending Distribution Amount	Discount for potential outcome (d)	100.00% (100.00%)

Preferred Stocks	3

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	7.4x (7.4x)
	—	(c)	Pending Distribution Amount	Discount for potential outcome (d)	100.00% (100.00%)

Corporate Bonds	—	(c)

	568,421		Discounted Cash Flow	Constant Prepayment Rate	0.50% - 40.00% (8.73%)
				Constant Default Rate	0.00% - 6.90% (2.93%)
				Yield (Discount Rate of Cash Flows)	(‘0.70%) - 5.88% (2.30%)

Asset-Backed Securities	568,421

	237,051		Discounted Cash Flow	Constant Prepayment Rate	8.86% - 30.00% (11.36%)
				Constant Default Rate	0.00% - 7.05% (0.19%)
				Yield (Discount Rate of Cash Flows)	0.85% - 5.23% (2.34%)

Collateralized Mortgage Obligations	237,051

	35,630		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Constant Default Rate	0.00% - 7.00% (2.62%)
				Yield (Discount Rate of Cash Flows)	2.07% - 7.06% (4.24%)

Commercial Mortgage-Backed Securities	35,630

	6		Market Comparable Companies	EBITDA Multiple (b)	4.8x (4.8x)
	—	(c)	Pending Distribution Amount	Expected Recovery	$0.00 - $0.01( $0.01)

Warrants	6

	2,312		Terms of Exchange Offer	Expected Recovery	50.00% - 100.00% (62.30%)

Loan Assignments	2,312

Total	$857,750

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2021, the value of these investments was $74,034. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

202	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Total Return Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$598		Market Comparable Companies	EBITDA Multiple (b)	7.4x (7.4x)

Common Stocks	598

	—	(c)	Market Comparable Companies	Discount for lack of marketability (d)	100.00% (100.00%)

Corporate Bonds	—	(c)

	8,726		Discounted Cash Flow	Constant Prepayment Rate	0.50% - 35.00% (12.73%)
				Constant Default Rate	0.00% - 6.90% (2.91%)
				Yield (Discount Rate of Cash Flows)	(0.70%) - 4.00% (2.12%)

Asset-Backed Securities	8,726

	17,236		Discounted Cash Flow	Constant Prepayment Rate	8.86% - 30.00% (10.88%)
				Constant Default Rate	0.00% - 7.05% (0.12%)
				Yield (Discount Rate of Cash Flows)	0.85% - 5.23% (2.34%)

Collateralized Mortgage Obligations	17,236

	1,066		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Constant Default Rate	0.00% - 7.00% (3.41%)
				Yield (Discount Rate of Cash Flows)	2.07% - 5.44% (3.62%)

Commercial Mortgage-Backed Securities	1,066

	—	(e)	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Warrants	—	(e)

Total	$27,626

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2021, the value of these investments was $1,289. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(e)	Amount rounds to less than one thousand.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	203

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Unconstrained Debt Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$19,429		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (13.20%)
				Constant Default Rate	0.00% - 4.80% (1.38%)
				Yield (Discount Rate of Cash Flows)	0.97% - 7.59% (3.17%)
Asset-Backed Securities	19,429

	1,727		Discounted Cash Flow	Constant Prepayment Rate	10.00% - 20.00% (14.83%)
				Constant Default Rate	0.00% - 0.50% (0.24%)
				Yield (Discount Rate of Cash Flows)	2.23% - 3.35% (2.77%)

Collateralized Mortgage Obligations	1,727

	22,548		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.22% - 199.00% (27.71%)

Commercial Mortgage-Backed Securities	22,548

	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Discount for Potential Outcome	30.00% (30.00%)
Preferred Stocks	—	(b)

	—	(d)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Discount for Potential Outcome	30.00% (30.00%)
	29		Pending Distribution	Expected Recovery	$1.20 ($1.20)

Common Stocks	29

	—	(b)	Pending Distribution	Expected Recovery	$0.01 ($0.01)

Warrants	—	(b)

Total	$43,733

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2021, the value of these investments was $15,735. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of February 28, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Repurchase Agreements — Strategic Income Opportunities Fund and Total Return Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. Loan Assignments — Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds invest in loan assignments of all or a portion of the

204	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the Lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.

Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

E. Commercial Loans — Strategic Income Opportunities Fund invests in wholly owned limited liability companies or corporations; the Fund through these wholly owned entities makes loans directly to the borrower. These loans are collateralized with real property or interests in real property.

F. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Corporate Bond Fund, Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund’s transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

Corporate Bond Fund, Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2021, which are shown as a Receivable for Investment securities sold — delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2021 are detailed on the SOIs.

The Funds’ delayed delivery securities collateral requirements and collateral posted or received by counterparty as of February 28, 2021 are as follows:

Fund		Counterparty	Collateral amount
Total Return Fund	Collateral Posted	Goldman Sachs & Co. LLC	$350

G. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	205

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.15% to 0.06%. For the year ended February 28, 2021, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows:

Corporate Bond Fund	$—	(a)
Emerging Markets Debt Fund	—	(a)
Strategic Income Opportunities Fund	1
Unconstrained Debt Fund	—	(a)

(a)	Amount rounds to less than one thousand.

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

Global Bond Opportunities Fund and Total Return Fund did not lend out any securities during the year ended February 28, 2021. The Funds did not have any securities out on loan at February 28, 2021.

H. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below.

Corporate Bond Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (b)	$17,884	$4,158,892	$4,073,338	$86	$(8)	$103,516	103,465	$226		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	—	4,000	4,000	—	—	—	—	—	*(c)	—

Total	$17,884	$4,162,892	$4,077,338	$86	$(8)	$103,516		$226		$—

206	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Emerging Markets Debt Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (b)	$26,905	$1,383,994	$1,343,791	$(8)	$(6)	$67,094	67,060	$127		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	900	886	1,786	—	—	—	—	1	*	—

Total	$27,805	$1,384,880	$1,345,577	$(8)	$(6)	$67,094		$128		$—

Global Bond Opportunities Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (b)	$16,648	$1,929,805	$1,640,910	$(75)	$(18)	$305,450	305,297	$728	$—

Strategic Income Opportunities Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (a)	$59,010	$32,000	$90,961	$(46	)*	$(3)	$—	—	$46	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	7,757	44,206	51,963	—		—	—	—	6	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a) (b)	650,359	8,361,158	4,110,185	—		—	4,901,332	4,901,332	2,313		—

Total	$717,126	$8,437,364	$4,253,109	$(46)		$(3)	$4,901,332		$2,365		$—

Total Return Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a) (b)	$51,349	$596,398	$452,530	$—	$—	$195,217	195,217	$103	$—

Unconstrained Debt Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09%(a)(b)	$17,386	$1,186,690	$1,059,440	$(41)	$28	$144,623	144,551	$280		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	597	880	1,477	—	—	—	—	—	*(c)	—

Total	$17,983	$1,187,570	$1,060,917	$(41)	$28	$144,623		$280		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	207

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

I. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

J. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Funds.

Notes J(1) — J(4) below describe the various derivatives used by the Funds.

(1). Options — Global Bond Opportunities Fund and Unconstrained Debt Fund purchased and/or sold (“wrote”) put and call options on various instruments including futures, securities and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

208	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(2). Futures Contracts — The Funds used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Funds are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Funds engaged in various swap transactions to manage credit, interest rate (e.g. duration, yield curve) and total return risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	209

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ OTC swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Funds entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

Global Bond Opportunities Fund and Unconstrained Debt Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

Total Return Swaps

Strategic Income Opportunities Fund and Total Return Fund used return swaps to gain long or short exposure to underlying indices. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

(5). Summary of Derivatives Information

The following tables present the value of derivatives held as of February 28, 2021 by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$606	$113	$12,518	$—	$—	$2,037
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(470)	—	(10,703)	(33)	(1)	(2,120)

Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts*	2,982	65	10,079	497	13	1,530
Unrealized Depreciation on Futures Contracts*	(1,439)	—	(3,092)	(1,937)	(450)	(425)
Swaps at Value (Liabilities)**	—	—	—	(304)	(6)	—

Credit Risk Exposure:
Swaps at Value (Assets)**	—	—	4,840	8,351	227	—
Swaps at Value (Liabilities)**	(4,036)	—	(17,678)	(17,590)	(556)	—

210	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund

Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts*	$1,543	$65	$6,987	$(1,440)	$(437)	$1,105
Swaps at Value**	(4,036)	—	(12,838)	(9,543)	(335)	—
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	136	113	1,815	(33)	(1)	(83)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2021:

Emerging Markets Debt Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Merrill Lynch International	$113	$—	$—	$113

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Global Bond Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received		Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$1,878	$(766)	$(690	)(b)	$422
BNP Paribas	4,135	(4,135)	—		—
Citibank, NA	1,495	(1,495)	—		—
Goldman Sachs International	1,298	(1,298)	—		—
HSBC Bank, NA	89	(89)	—		—
Merrill Lynch International	980	(22)	—		958
Royal Bank of Canada	39	(1)	—		38
Standard Chartered Bank	137	(44)	—		93
State Street Corp.	531	(64)	—		467
TD Bank Financial Group	1,936	(313)	—		1,623

	$12,518	$(8,227)	$(690)		$3,601

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	211

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted		Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$766	$(766)	$—		$—
BNP Paribas	5,114	(4,135)	—		979
Citibank, NA	2,253	(1,495)	(530	)(b)	228
Goldman Sachs International	1,953	(1,298)	—		655
HSBC Bank, NA	173	(89)	—		84
Merrill Lynch International	22	(22)	—		—
Royal Bank of Canada	1	(1)	—		—
Standard Chartered Bank	44	(44)	—		—
State Street Corp.	64	(64)	—		—
TD Bank Financial Group	313	(313)	—		—

	$10,703	$(8,227)	$(530)		$1,946

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts.

Strategic Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received (b)	Net Amount Due From Counterparty (Not less than zero)
Bank of America NA	$299	$(100)	$(192)	$7
Barclays Bank plc	678	—	(678)	—
Citibank, NA	474	(147)	(327)	—
Credit Suisse International	284	(57)	(227)	—
Goldman Sachs International	972	—	(950)	22
Morgan Stanley	488	—	(488)	—

	$3,195	$(304)	$(2,862)	$29

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America NA	$100	$(100)	$—	$—
Citibank, NA	147	(147)	—	—
Credit Suisse International	57	(57)	—	—
Standard Chartered Bank	33	—	—	33

	$337	$(304)	$—	$33

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts.

212	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Total Return Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received		Net Amount Due From Counterparty (Not less than zero)
Bank of America NA	$2	$(2)	$—		$—
Barclays Bank plc	7	—	—		7
Citibank, NA	6	(4)	—		2
Credit Suisse International	1	— (c)	—		1
Goldman Sachs International	12	—	—		12
Morgan Stanley	5	—	(5	)(b)	—

	$33	$(6)	$(5)		$22

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America NA	$2		(2)	$—	$—
Citibank, NA	4		(4)	—	—
Credit Suisse International	—	(c)	— (c)	—	—
Standard Chartered Bank	1		—	—	1

	$7		$(6)	$—	$1

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts.
(c)	Amount rounds to less than one thousand.

Unconstrained Debt Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$388	$(206)	—	$182
BNP Paribas	572	(572)	—	—
Citibank, NA	366	(338)	—	28
Goldman Sachs International	200	(200)	—	—
Merrill Lynch International	105	(1)	—	104
Royal Bank of Canada	14	(1)	—	13
Standard Chartered Bank	14	(14)	—	—
State Street Corp.	128	(6)	—	122
TD Bank Financial Group	250	(5)	—	245

	$2,037	$(1,343)	$—	$694

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	213

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$206	$(206)	$—	$—
BNP Paribas	682	(572)	—	110
Citibank, NA	338	(338)	—	—
Goldman Sachs International	507	(200)	—	307
HSBC Bank, NA	130	—	—	130
Merrill Lynch International	1	(1)	—	—
Royal Bank of Canada	1	(1)	—	—
Standard Chartered Bank	244	(14)	—	230
State Street Corp.	6	(6)	—	—
TD Bank Financial Group	5	(5)	—	—

	$2,120	$(1,343)	$—	$777

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2021, by primary underlying risk exposure:

	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$(1,348)	$(124)	$(35,321)	$(774)	$(10)	$(208)
Options	—	—	(4,593)	—	—	(678)

Interest Rate Risk Exposure:
Futures Contracts	(7,921)	2,921	36,099	3,576	3,990	14,374
Swap Contracts	—	—	(1,890)	—	—	(6,847)

Credit Risk Exposure:
Swap Contracts	137	(299)	16,020	17,549	434	5,797

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	154	67	4,285	(803)	(21)	24

Interest Rate Risk Exposure:
Futures Contracts	1,528	65	6,578	421	(2,286)	1,490
Swap Contracts	—	—	867	(935)	(17)	2,596

Credit Risk Exposure:
Swap Contracts	(102)	—	(12,867)	(10,192)	(336)	(179)

Derivatives Volume

The table below discloses the volume of the Funds’ options, futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended February 28, 2021. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:

	Corporate Bond Fund	Emerging Markets Debt Fund		Global Bond Opportunities Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
Futures Contracts — Interest:
Average Notional Balance Long	$341,565	$1,312		$358,364	$99,530	$100,611	$98,348
Average Notional Balance Short	333,756	46,866	(a)	621,278	114,860	1,687	138,189
Ending Notional Balance Long	507,325	—		439,123	299,348	93,415	59,854
Ending Notional Balance Short	479,401	46,866		1,221,244	56,434	1,455	283,331

214	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Corporate Bond Fund	Emerging Markets Debt Fund		Global Bond Opportunities Fund		Strategic Income Opportunities Fund		Total Return Fund		Unconstrained Debt Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$8,893	$7,660		$549,049		$24,887		$613		$77,740
Average Settlement Value Sold	33,733	36,251		1,262,556		42,598	(c)	1,078	(d)	173,643
Ending Settlement Value Purchased	61,590	—		1,025,946		12,114		363		231,006
Ending Settlement Value Sold	169,006	32,066		1,732,406		—		—		354,547

Credit Default Swaps:
Average Notional Balance — Buy Protection	33,769	27,097	(b)	330,242		924,624		21,979		33,845	(b)
Average Notional Balance — Sell Protection	—	—		—		—		—		8,290
Ending Notional Balance — Buy Protection	116,000	—		348,715		874,803		26,155		—

Return Swaps:
Average Notional Balance — Short	—	—		—		349,062		5,964		—
Ending Notional Balance — Short	—	—		—		349,062		5,964		—

Swaptions & OTC Options:
Average Notional Balance Purchased	—	—		276,853		—		—		44,400
Average Notional Balance Written	—	—		155,524		—		—		24,531

Interest Rate-Related Swaps
(Interest Rate Swaps & Price Locks):
Average Notional Balance — Pays Fixed Rate	—	—		40,525	(b)	—		—		175,897	(b)
Average Notional Balance — Receives Fixed Rate	—	—		148,729	(b)	—		—		—

(a)	For the period February 1, 2021 through February 28, 2021.
(b)	For the period March 1, 2020 through March 31, 2020.
(c)	For the period March 1, 2020 through October 31, 2020.
(d)	For the period March 1, 2020 through September 30, 2020.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC options, non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F.), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

Global Bond Opportunities Fund, Strategic Income Opportunities Fund and Total Return Fund’s derivative contracts collateral requirements and collateral posted or received by counterparty as of February 28, 2021 are as follows:

Fund		Counterparty	Value of swap contracts	Collateral amount
Global Bond Opportunities Fund	Collateral Received	Barclays Bank plc	$—	$(690)
		BNP Paribas	—	(1,860)
	Collateral Posted	Citibank, NA	—	530
Strategic Income Opportunities Fund	Collateral Received	Bank of America, NA	199	(192)
		Barclays Bank plc	678	(800)
		Citibank, NA	327	(350)
		Credit Suisse International	227	(380)
		Goldman Sachs International	972	(950)
		Morgan Stanley	488	(770)
Total Return Fund	Collateral Received	Morgan Stanley	5	(50)

The Funds’ derivatives contracts held at February 28, 2021 are not accounted for as hedging instruments under GAAP.

K. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	215

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

L. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2021 are as follows:

	Class A		Class C		Class I	Class R2		Class R5		Class R6	Total
Corporate Bond Fund
Transfer agency fees	$20		$—	(a)	$6	n/a		n/a		$13	$39

Emerging Markets Debt Fund
Transfer agency fees	7		1		1	n/a		$—	(a)	4	13

Global Bond Opportunities Fund
Transfer agency fees	7		4		31	n/a		n/a		25	67

Strategic Income Opportunities Fund
Transfer agency fees	32		19		115	n/a		24		15	205

Total Return Fund
Transfer agency fees	8		4		7	$—	(a)	—	(a)	2	21

Unconstrained Debt Fund
Transfer agency fees	—	(a)	1		13	2		1		4	21

(a)	Amount rounds to less than one thousand.

M. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

N. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

O. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

216	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Corporate Bond Fund	$(24)	$(1,204)	$1,228
Emerging Markets Debt Fund	(177)	(2,064)	2,241
Global Bond Opportunities Fund	(3,713)	(18,242)	21,955
Strategic Income Opportunities Fund	(2,784)	3,881	(1,097)
Total Return Fund	(132)	237	(105)
Unconstrained Debt Fund	(1,112)	6,580	(5,468)

The reclassifications for the Funds relate primarily to foreign currency gains or losses, investments in swap contracts and callable bonds.

P. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Corporate Bond Fund	0.30%
Emerging Markets Debt Fund	0.65
Global Bond Opportunities Fund	0.45
Strategic Income Opportunities Fund	0.45
Total Return Fund	0.30
Unconstrained Debt Fund	0.45

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the year ended February 28, 2021, the effective rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Corporate Bond Fund	0.25%	0.75%	n/a
Emerging Markets Debt Fund	0.25	0.75	n/a
Global Bond Opportunities Fund	0.25	0.75	n/a
Strategic Income Opportunities Fund	0.25	0.75	n/a
Total Return Fund	0.25	0.75	0.50%
Unconstrained Debt Fund	0.25	0.75	0.50

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	217

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2021, JPMDS retained the following:

	Front-End Sales Charge	CDSC
Corporate Bond Fund	$11	$—
Emerging Markets Debt Fund	6	—	(a)
Global Bond Opportunities Fund	10	—	(a)
Strategic Income Opportunities Fund	20	—	(a)
Total Return Fund	13	—	(a)
Unconstrained Debt Fund	3	—

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R2	Class R5
Corporate Bond Fund	0.25%	0.25%	0.25%	n/a	n/a
Emerging Markets Debt Fund	0.25	0.25	0.25	n/a	0.10%
Global Bond Opportunities Fund	0.25	0.25	0.25	n/a	n/a
Strategic Income Opportunities Fund	0.25	0.25	0.25	n/a	0.10
Total Return Fund	0.25	0.25	0.25	0.25%	0.10
Unconstrained Debt Fund	0.25	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R2	Class R5	Class R6
Corporate Bond Fund	0.75%	1.25%	0.50%	n/a	n/a	0.40%
Emerging Markets Debt Fund(1)	1.10	1.60	0.85	n/a	0.80%	0.70
Global Bond Opportunities Fund	0.90	1.30	0.65	n/a	n/a	0.50
Strategic Income Opportunities Fund	1.00	1.50	0.75	n/a	0.60	0.50
Total Return Fund	0.66	1.31	0.56	1.16%	0.46	0.41
Unconstrained Debt Fund	0.90	1.40	0.65	1.25	0.60	0.50

(1)	Prior to April 30, 2020, the contractual expense limitation for Class A, Class C and Class I Shares were 1.20%, 1.70% and 0.95%, respectively.

Except as noted above, the expense limitation agreements were in effect for the year ended February 28, 2021 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2021.

For the year ended February 28, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

218	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Corporate Bond Fund	$100	$66	$446	$612	$4
Emerging Markets Debt Fund	355	236	65	656	—	(a)
Global Bond Opportunities Fund	1,065	711	2,417	4,193	—
Strategic Income Opportunities Fund	2,365	1,579	97	4,041	—
Total Return Fund	111	74	843	1,028	7
Unconstrained Debt Fund	420	280	674	1,374	3

(a)	Amount rounds to less than one thousand.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2021 were as follows:

Corporate Bond Fund	$136
Emerging Markets Debt Fund	56
Global Bond Opportunities Fund	138
Strategic Income Opportunities Fund	6,136
Total Return Fund	247
Unconstrained Debt Fund	181

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2021, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Corporate Bond Fund	$4,244,717	$2,113,322	$293	$549
Emerging Markets Debt Fund	881,532	693,729	560	—
Global Bond Opportunities Fund	2,653,002	2,334,350	134,712	8,073
Strategic Income Opportunities Fund	7,870,001	8,967,307	—	—
Total Return Fund	3,008,423	2,940,450	58,919	30,309
Unconstrained Debt Fund	3,098,018	3,212,277	—	—

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	219

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$2,558,171	$80,363	$29,276	$51,087
Emerging Markets Debt Fund	1,212,304	30,046	47,451	(17,405)
Global Bond Opportunities Fund	3,634,900	154,447	83,181	71,266
Strategic Income Opportunities Fund	10,483,809	137,976	136,120	1,856
Total Return Fund	825,044	16,555	11,825	4,730
Unconstrained Debt Fund	1,082,066	36,960	17,195	19,765

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals, mark to market of futures contracts, mark to market of foreign currency gains and losses on assets and liabilities, callable bonds and investments in perpetual bonds.

The tax character of distributions paid during the year ended February 28, 2021 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Corporate Bond Fund	$92,715	$2,634	$95,349
Emerging Markets Debt Fund	31,133	—	31,133
Global Bond Opportunities Fund	97,664	—	97,664
Strategic Income Opportunities Fund	110,893	—	110,893
Total Return Fund	12,381	1,985	14,366
Unconstrained Debt Fund	33,070	—	33,070

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2020 was as follows:

Ordinary Income*
Corporate Bond Fund	$5,337
Emerging Markets Debt Fund	56,015
Global Bond Opportunities Fund	109,026
Strategic Income Opportunities Fund	327,391
Total Return Fund	14,747
Unconstrained Debt Fund	30,053

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2021, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$23,801	$—	$51,081
Emerging Markets Debt Fund	1,060	(292,011)	(19,152)
Global Bond Opportunities Fund	2,067	(51,821)	66,829
Strategic Income Opportunities Fund	3,536	(702,544)	(1,646)
Total Return Fund	2,797	94	4,658
Unconstrained Debt Fund	2,776	(128,653)	18,983

The cumulative timing differences primarily consist of wash sale loss deferrals, mark to market of futures contracts, mark to market of foreign currency gains and losses on assets and liabilities, callable bonds, post-October capital loss deferrals, investments in perpetual bonds and straddle loss deferrals.

220	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

As of February 28, 2021, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Emerging Markets Debt Fund	$230,767	$61,244
Global Bond Opportunities Fund	7,465	44,356
Strategic Income Opportunities Fund	58,304	644,240
Unconstrained Debt Fund	72,758	55,895

Specified ordinary losses and net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2021, the Funds deferred to March 1, 2021 the following specified ordinary losses and net capital losses of:

	Net Capital Losses
	Short-Term	Long-Term	Specified Ordinary Losses
Corporate Bond Fund	$—	$185	$1,220
Global Bond Opportunities Fund	—	—	12,040
Strategic Income Opportunities Fund	—	4,690	505
Total Return Fund	—	—	5

During the year ended February 28, 2021, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
Corporate Bond Fund	$7,825	$—
Global Bond Opportunities Fund	17,553	2,317
Strategic Income Opportunities Fund	41,193	—
Unconstrained Debt Fund	—	16,165

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund at February 28, 2021. Average borrowings from the Facility during the year ended February 28, 2021 were as follows:

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Markets Debt Fund	$7,390	0.81%	4	$1

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2021.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	221

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which has increased to 1.25% pursuant to the amendment referenced below, plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 11, 2020, this agreement has been amended and restated for a term of 364 days, unless extended, and to include the change to the interest rate charged for borrowing from the Credit Facility to 1.25%, as noted above, and an upfront fee of 0.075% of the Credit Facility to be charged and paid by all participating funds of the Credit Facility.

The Funds did not utilize the Credit Facility during the year ended February 28, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Corporate Bond Fund	1	10.2%	1	13.1%
Emerging Markets Debt Fund	—	—	1	15.2
Global Bond Opportunities Fund	1	30.3	—	—
Strategic Income Opportunities Fund	1	16.9	2	24.9
Total Return Fund	—	—	2	37.7
Unconstrained Debt Fund	1	63.5	1	14.4

As of February 28, 2021, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and SmartRetirement Blend Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Corporate Bond Fund	—	47.1%	15.9%
Emerging Markets Debt Fund	10.2%	37.5	12.8

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Emerging Markets Debt Fund and Global Bond Opportunities Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

222	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

The Funds invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

Emerging Markets Debt Fund, Global Bond Opportunities Fund and Unconstrained Debt Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject each Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts and TBA securities.

Corporate Bond Fund, Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund invest in preferred securities. These securities are typically issued by corporations, generally in the form of interest bearing notes with preferred security characteristics and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Redemptions in-Kind

On January 31, 2020, certain shareholders sold Class R6 Shares of Emerging Markets Debt Fund. The portfolio securities were delivered primarily by means of a redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as detailed below:

	Value		Realized Gains (Losses)	Type
Emerging Markets Debt Fund	$213,776	*	$2,536	Redemption in-kind

*	This amount includes cash of $22,592 associated with the redemption in-kind.

9. Subsequent Event

Subsequent to February 28, 2021, Corporate Bond Fund had net redemptions of $2,028,976, which represented 77% of the Fund’s net assets as of February 28, 2021.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	223

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Corporate Bond Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Global Bond Opportunities Fund, JPMorgan Strategic Income Opportunities Fund, JPMorgan Total Return Fund and JPMorgan Unconstrained Debt Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Corporate Bond Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Global Bond Opportunities Fund, JPMorgan Strategic Income Opportunities Fund, JPMorgan Total Return Fund and JPMorgan Unconstrained Debt Fund (six of the funds constituting JPMorgan Trust I, hereafter collectively referred to as the “Funds”) as of February 28, 2021, the related statements of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 26, 2021

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

224	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chair since 2020; Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	127	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Stephen P. Fisher (1959); Trustee of Trust since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	127	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Kathleen M. Gallagher (1958); Trustee of the Trust since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	127	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (financial services and insurance) (2017-present); Advisory Board Member, Fiduciary Solutions, State Street Global Advisors (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Dennis P. Harrington* (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (accounting firm) (serving in various roles 1984-2012).	127	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	127	None

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	225

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner** (1953); Trustee of Trust since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	127	Advisory Board Member, Penso Advisors LLC (2020-present); Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Global Fiduciary Solutions Board (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Mary E. Martinez (1960); Vice Chair since 2021; Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	127	None

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President, Administration and Planning, Northwestern University (1985-present).	127	None

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	127	Trustee and Vice Chair, Trout Unlimited (2017-present); Trustee, American Museum of Fly Fishing (2013-present); Trustee, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American University in Cairo (1999-2014).

Marian U. Pardo*** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	127	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

226	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (127 funds).

*

Two family members of Mr. Harrington are employed as a partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**

A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	227

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014.

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary since 2010)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.). Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)***	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)***	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management Inc. since February 2020, formerly Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from August 2006 to January 2020.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

228	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2020, and continued to hold your shares at the end of the reporting period, February 28, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Corporate Bond Fund
Class A
Actual	$1,000.00	$998.20	$3.67	0.74%
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class C
Actual	1,000.00	996.70	6.14	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class I
Actual	1,000.00	1,000.30	2.43	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
Class R6
Actual	1,000.00	999.90	1.93	0.39
Hypothetical	1,000.00	1,022.86	1.96	0.39

JPMorgan Emerging Markets Debt Fund
Class A
Actual	1,000.00	1,015.30	5.45	1.09
Hypothetical	1,000.00	1,019.39	5.46	1.09
Class C
Actual	1,000.00	1,012.60	7.93	1.59
Hypothetical	1,000.00	1,016.91	7.95	1.59
Class I
Actual	1,000.00	1,016.40	4.20	0.84
Hypothetical	1,000.00	1,020.63	4.21	0.84
Class R5
Actual	1,000.00	1,016.50	3.95	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79
Class R6
Actual	1,000.00	1,017.10	3.45	0.69
Hypothetical	1,000.00	1,021.37	3.46	0.69

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	229

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Global Bond Opportunities Fund
Class A
Actual	$1,000.00	$1,039.20	$4.55	0.90%
Hypothetical	1,000.00	1,020.33	4.51	0.90
Class C
Actual	1,000.00	1,037.30	6.52	1.29
Hypothetical	1,000.00	1,018.40	6.46	1.29
Class I
Actual	1,000.00	1,040.40	3.29	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class R6
Actual	1,000.00	1,041.20	2.53	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50

JPMorgan Strategic Income Opportunities Fund
Class A
Actual	1,000.00	1,009.90	4.63	0.93
Hypothetical	1,000.00	1,020.18	4.66	0.93
Class C
Actual	1,000.00	1,006.90	7.12	1.43
Hypothetical	1,000.00	1,017.70	7.15	1.43
Class I
Actual	1,000.00	1,011.10	3.44	0.69
Hypothetical	1,000.00	1,021.37	3.46	0.69
Class R5
Actual	1,000.00	1,011.90	2.69	0.54
Hypothetical	1,000.00	1,022.12	2.71	0.54
Class R6
Actual	1,000.00	1,011.50	2.19	0.44
Hypothetical	1,000.00	1,022.61	2.21	0.44

JPMorgan Total Return Fund
Class A
Actual	1,000.00	985.30	3.05	0.62
Hypothetical	1,000.00	1,021.72	3.11	0.62
Class C
Actual	1,000.00	983.10	6.24	1.27
Hypothetical	1,000.00	1,018.50	6.36	1.27
Class I
Actual	1,000.00	986.00	2.56	0.52
Hypothetical	1,000.00	1,022.22	2.61	0.52
Class R2
Actual	1,000.00	982.80	5.51	1.12
Hypothetical	1,000.00	1,019.24	5.61	1.12
Class R5
Actual	1,000.00	986.50	2.07	0.42
Hypothetical	1,000.00	1,022.71	2.11	0.42
Class R6
Actual	1,000.00	986.70	1.82	0.37
Hypothetical	1,000.00	1,022.96	1.86	0.37

JPMorgan Unconstrained Debt Fund
Class A
Actual	1,000.00	1,030.90	4.43	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class C
Actual	1,000.00	1,028.60	6.94	1.38
Hypothetical	1,000.00	1,017.95	6.90	1.38

230	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Unconstrained Debt Fund (continued)
Class I
Actual	$1,000.00	$1,032.20	$3.17	0.63%
Hypothetical	1,000.00	1,021.67	3.16	0.63
Class R2
Actual	1,000.00	1,029.20	6.19	1.23
Hypothetical	1,000.00	1,018.70	6.16	1.23
Class R5
Actual	1,000.00	1,032.40	2.92	0.58
Hypothetical	1,000.00	1,021.92	2.91	0.58
Class R6
Actual	1,000.00	1,031.90	2.42	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	231

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds has adopted the J.P. Morgan Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”) established for a J.P. Morgan Fund and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2021, the Board reviewed the Program Administrator’s annual report (the “Report”) concerning the operation of the Program for the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a J.P. Morgan Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of four liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions, including additional focus on particular asset classes and securities impacted by the COVID-19 pandemic; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; (5) the oversight of the liquidity vendor retained to perform liquidity classifications for the Program including during the COVID-19 pandemic; and (6) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by the significant market volatility created in March 2020 by the COVID-19 pandemic. The Report further summarized that the Program Administrator instituted a stressed market protocol in March 2020 to: (1) review the results of the liquidity risk framework and daily liquidity classifications of each Fund’s investments; and (2) perform additional stress testing. The Report noted that each Fund was able to meet redemption requests without significant dilution to remaining shareholders during the Program Reporting Period, including during March 2020.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

232	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

TAX LETTER

(Unaudited)

(Dollar values in thousands)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2021. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2021. The information necessary to complete your income tax returns for the calendar year ending December 31, 2021 will be provided under separate cover.

Long-Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2021:

Long-Term Capital Gain Distribution
JPMorgan Corporate Bond Fund	$2,634
JPMorgan Total Return Fund	1,985

Qualified Interest Income (QII) and Short-Term Gain

Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2021:

	Qualified Interest Income	Short-Term Capital Gain
JPMorgan Total Return Fund	$6,734	$4,005

Treasury Income

Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2021:

Income from U.S. Treasury Obligations
JPMorgan Corporate Bond Fund	0.01%
JPMorgan Emerging Markets Debt Fund	0.02
JPMorgan Strategic Income Opportunities Fund	0.72
JPMorgan Total Return Fund	3.98

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	233

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. February 2021.	AN-INC-221

Annual Report

J.P. Morgan Tax Free Funds

February 28, 2021

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

April 10, 2021 (Unaudited)

Dear Shareholders,

The dual advents of mass vaccinations and an exponential increase in U.S. government spending for pandemic relief and recovery have combined to accelerate an upward trend in financial markets that largely began in the second half of last year. The prospect of fully reopened economies and the expected surge in economic activity at the local, national and global scales has fueled broad investor demand for financial assets.

“It’s instructive that those who remained fully invested in the face of unprecedented uncertainty in 2020 were likely rewarded for their resilience and resolve in 2021.” — Andrea L. Lisher

Equity markets generally led the long rebound in financial markets from the initial sell-off at the declaration of the pandemic in March 2020. For the twelve months ended February 28, 2021, the S&P 500 Index returned 31.3% and the Bloomberg Barclays U.S. Aggregate returned 1.4%.

Subsequent to the end of the twelve month period, the $1.9 trillion American Rescue Plan was signed into law and early debate began on the proposed $2 trillion American Jobs Plan. Investors responded in early April by pushing the S&P 500 to close above 4,000 points for the first time.

While the uncertainty and turbulence of 2020 has receded and this year has begun with broad expectations for a robust economic recovery, investor concerns have evolved with the changing investment environment. The threat from new variants of COVID-19 and a late resurgence in infections across the globe serve as reminders that the pandemic remains a present danger. Additionally, the anticipated impact of unprecedented federal stimulus spending has led to more conventional investor worries about potential supply/demand imbalances in certain sectors of the economy as well as inflationary pressure and rising long-term interest rates.

It’s instructive that those who remained fully invested in the face of unprecedented uncertainty in 2020 were likely rewarded for their resilience and resolve in 2021. At the same time, J.P. Morgan Asset Management also has adapted to the challenges and opportunities presented over the past year to continually seek to deliver innovative and durable investment solutions grounded by our deep experience in risk management. We will continue to operate under the same fundamental practices and principles that have driven our success for more than a century and focus on the financial needs of our clients.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	1

J.P. Morgan Tax Free Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Financial markets largely recovered from a sharp sell-off in February and March of 2020, led by a sustained rally in equity markets. While bonds generally provided positive returns for the period, fixed income markets underperformed equity markets amid historically low interest rates.

Investors initially responded to the pandemic and the closure of large sectors of national economies by buying developed market government bonds as well as commodity gold. Yields on both the 10-year and 30-year U.S. Treasury bonds briefly fell to record lows in March 2020. By the end of the first quarter of 2020, leading developed market equity indexes had fallen by 20% or more and crude oil prices had plummeted by 60%.

Central banks around the world responded by cutting interest rates, initiating or extending asset purchasing programs and working to ensure liquidity in capital markets. Governments also responded with massive stimulus and relief spending. At the start of the second half of 2020, U.S. equity led a broad rebound in both developed markets and emerging markets equity, which was interrupted in September and October 2020 as re-closings across parts of Asia and Europe in response to resurgent infections dented investor optimism.

However, the approvals of the first vaccines against COVID-19 in late 2020 reignited investor demand for equity amid expectations that mass vaccinations would lead to the re-opening of businesses, schools and other parts of national economies.

Within the municipal bond market, supply reached a record $474 billion, driven by a sharp rise in new issuance due to refunding. Meanwhile, interest rates on tax free bonds fell for maturities of two and five years and rose for maturities of ten years and longer. For the twelve months ended February 28, 2021, the Bloomberg Barclays U.S. Aggregate Index returned 1.38% and the Bloomberg Barclays U.S. Municipal Index returned 1.06%.

2	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(0.18)%
Bloomberg Barclays LB California 1–17 Year Muni Index	1.07%

Net Assets as of 2/28/2021 (In Thousands)	$424,862
Duration as of 2/28/2021	5.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares underperformed the Bloomberg Barclays LB California 1-17 Year Muni Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocations to the transportation (mostly airports), education and water & sewer sectors, which had longer durations during the period, were leading detractors from performance. Generally, bonds with longer duration will experience a larger decrease in price compared with shorter duration bonds when interest rates rise. The Fund’s allocation to bonds rated AA also detracted from relative performance.

The Fund’s allocations to the pre-refunded and hospitals sectors, which had shorter durations during the period, were leading contributors to relative performance. The Fund’s overweight allocations to bonds rated single A and BBB also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the portfolio managers preferred essential service sectors, including water & sewer. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the California municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	24.7%
AA	57.8
A	16.2
BBB	0.9
NR	0.4

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	3

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
With Sales Charge*		(3.95)%	1.34%	2.92%
Without Sales Charge		(0.19)	2.11	3.31
CLASS C SHARES	February 19, 2005
With CDSC**		(1.70)	1.59	2.89
Without CDSC		(0.70)	1.59	2.89
CLASS I SHARES	December 23, 1996	(0.18)	2.20	3.41
CLASS R6 SHARES	October 1, 2018	0.01	2.26	3.44

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan California Tax Free Bond Fund and the Bloomberg Barclays LB California 1-17 Year Muni Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays LB California 1-17 Year Muni Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1 to 17 years.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.75%
Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	1.38%

Net Assets as of 2/28/2021 (In Thousands)	$4,631,333
Duration as of 2/28/2021	5.2 Years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration was a leading detractor from performance as interest rates on bonds with maturities of ten years and longer rose during the period. Generally, bonds with longer duration will experience a larger decrease in price compared with shorter duration bonds when interest rates rise. The Fund’s underweight allocation to the broader general obligation bonds sector and its overweight allocation to the special tax sector also detracted from relative performance.

The Fund’s overweight allocations to bonds rated single A and lower were leading contributors to relative performance. The Fund’s overweight allocations to the electric and hospitals sectors also contributed to relative performance. The Fund’s overweight allocation to bonds rated BB within the industrial development revenue/pollution control revenue bonds sector also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.

CREDIT QUALITY ALLOCATIONS***
AAA	16.9%
AA	48.0
A	22.7
BBB	8.4
BB	1.2
B	0.8
NR	2.0

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	5

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 31, 2003
With Sales Charge*		(3.29)%	1.54%	2.47%
Without Sales Charge		0.48	2.32	2.87
CLASS C SHARES	December 31, 2003
With CDSC**		(1.07)	1.74	2.36
Without CDSC		(0.07)	1.74	2.36
CLASS I SHARES	September 10, 2001	0.75	2.57	3.13
CLASS R6 SHARES	November 6, 2017	0.85	2.64	3.17

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Intermediate Tax Free Bond Fund and the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	(0.13)%
Bloomberg Barclays New York Intermediate (1–17 Year) Maturities Index	0.86%

Net Assets as of 2/28/2021 (In Thousands)	$408,161
Duration as of 2/28/2021	4.4 Years

INVESTMENT OBJECTIVE**

The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class A Shares underperformed the Bloomberg Barclays New York Intermediate (1-17 year) Maturities Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocations to the special tax and transportation sectors, which had longer durations during the period, were leading detractors from performance. Generally, bonds with longer duration will experience a larger decrease in price compared with shorter duration bonds when interest rates rise. The Fund’s allocation to bonds rated AA also detracted from relative performance.

The Fund’s allocations to the electric, education and water & sewer sectors, which had shorter durations during the period, were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the New York State municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	17.3%
AA	52.1
A	25.5
BBB	5.1

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	7

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021
	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 16, 2001
With Sales Charge*		(3.94)%	1.20%	2.38%
Without Sales Charge		(0.13)	1.99	2.77
CLASS C SHARES	January 31, 2003
With CDSC**		(1.65)	1.47	2.25
Without CDSC		(0.65)	1.47	2.25
CLASS I SHARES	September 10, 2001	0.12	2.23	3.01
CLASS R6 SHARES	October 1, 2018	0.22	2.28	3.04

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan New York Tax Free Bond Fund and the Bloomberg Barclays New York Intermediate (1–17 Year) Maturities Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays New York Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays New York Competitive Intermediate (1–17 Year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $10,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.9% (a)

California — 94.9%

Certificate of Participation/Lease — 0.2%

City of Livermore Series 2020B, COP, 4.00%, 10/1/2028	885	1,064

Education — 5.4%

California Educational Facilities Authority, Pomona College Series A, Rev., Zero Coupon, 7/1/2026	2,000	1,908

California Educational Facilities Authority, Stanford University

Series T-5, Rev., 5.00%, 3/15/2023	1,500	1,647

Series U-2, Rev., 5.00%, 10/1/2032	1,500	2,075

Series T-1, Rev., 5.00%, 3/15/2039	1,500	2,121

California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group Series 2020A, Rev., 5.00%, 11/1/2030	3,390	4,505

University of California

Series AB, Rev., 5.00%, 5/15/2026	570	576

Series AM, Rev., 5.00%, 5/15/2028	1,500	1,715

Series 2020BE, Rev., 5.00%, 5/15/2035	2,000	2,621

Series AR, Rev., 5.00%, 5/15/2035	1,500	1,805

Series 2020BE, Rev., 5.00%, 5/15/2038	1,500	1,945

University of California, Limited Project

Series O, Rev., 5.00%, 5/15/2034	1,500	1,875

		22,793

General Obligation — 31.5%

Allan Hancock Joint Community College District

GO, 5.00%, 8/1/2030	1,250	1,432

City and County of San Francisco

Series 2020-R1, GO, 5.00%, 6/15/2029	2,000	2,577

Series 2020-R1, GO, 5.00%, 6/15/2030	2,500	3,205

City and County of San Francisco, Transportation and Road Improvement Series 2020B, GO, 2.00%, 6/15/2029	2,500	2,634

City of San Jose, Disaster Preparedness, Public Safety and Infrastructure

Series A-1, GO, 5.00%, 9/1/2036	1,500	1,902

Series 2019A-1, GO, 5.00%, 9/1/2038	2,710	3,417

Coast Community College District, Election of 2002 Series B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,715

County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation GO, Zero Coupon, 8/1/2023	1,500	1,487

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

County of Santa Clara, Campbell Union High School District, Election of 2016

Series B, GO, 5.00%, 8/1/2033	370	449

Series B, GO, 5.00%, 8/1/2035	2,000	2,419

East Side Union High School District Series B, GO, NATL-RE, 5.25%, 2/1/2026	2,000	2,371

Escondido Union High School District, Election of 2008

Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,437

Series 2009A, GO, AGC, Zero Coupon, 8/1/2029	1,000	870

Evergreen Elementary School District, Election of 2006 Series B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,872

Los Angeles Unified School District, Ad Valorem Property Tax

Series A, GO, 5.00%, 7/1/2023	2,550	2,827

Series 2019A, GO, 5.00%, 7/1/2032	1,500	1,937

Manhattan Beach Unified School District, Election of 2008 Series 2009A, GO, Zero Coupon, 9/1/2031	2,335	1,954

Marin Healthcare District, Election of 2013 Series 2017A, GO, 5.00%, 8/1/2032	965	1,186

Menlo Park City School District, Crossover Capital Appreciation

GO, Zero Coupon, 7/1/2031	500	372

GO, Zero Coupon, 7/1/2032	880	626

Mount Diablo Unified School District, Election of 2010 Series 2012E, GO, 5.00%, 8/1/2026	1,210	1,292

Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, Zero Coupon, 8/1/2030	3,205	2,098

Mountain View Los Altos Union High School District, Santa Clara County, Election of 2018 Series B, GO, 3.00%, 8/1/2031	1,000	1,156

Mountain View-Whisman School District, Election of 2020 Series A, GO, 4.00%, 9/1/2022	700	740

Murrieta Valley Unified School District GO, AGM, Zero Coupon, 9/1/2024	1,000	968

Napa Valley Community College District, Election of 2002 Series B, GO, NATL-RE, Zero Coupon, 8/1/2026	1,215	1,145

Napa Valley Unified School District, Election of 2006 Series A, GO, Zero Coupon, 8/1/2027	2,000	1,835

Newport Mesa Unified School District, Election of 2005 GO, NATL-RE, Zero Coupon, 8/1/2030	4,500	3,895

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	9

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Palo Alto Unified School District, Election of 2008

GO, Zero Coupon, 8/1/2022	1,500	1,496

GO, Zero Coupon, 8/1/2025	1,015	985

GO, Zero Coupon, 8/1/2026	1,790	1,713

GO, Zero Coupon, 8/1/2027	2,360	2,217

San Diego Community College District, Election of 2002 GO, Zero Coupon, 8/1/2035	1,500	1,113

San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2018 Series 2019A, GO, 5.00%, 7/1/2021	2,065	2,098

San Diego Unified School District, Election of 1998

Series 1998C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,353

Series F-1, GO, AGM, 5.25%, 7/1/2028	2,500	3,273

San Francisco Bay Area Rapid Transit District, Election of 2004

Series D, GO, 5.00%, 8/1/2032	2,000	2,371

Series 2019F-1, GO, 5.00%, 8/1/2035	3,000	3,887

San Jose Unified School District GO, 5.00%, 8/1/2021	575	587

San Jose Unified School District, Election of 2002

Series C, GO, NATL-RE, Zero Coupon, 8/1/2025	2,000	1,928

Series C, GO, NATL-RE, Zero Coupon, 6/1/2031	3,035	2,534

San Juan Unified School District GO, AGM, Zero Coupon, 8/1/2024	1,750	1,711

San Mateo County Community College District, Election of 2001 Series 2005B, GO, NATL-RE, Zero Coupon, 9/1/2027	1,130	1,057

San Mateo County Community College District, Election of 2005

Series A, GO, NATL-RE, Zero Coupon, 9/1/2024	1,400	1,375

Series B, GO, NATL-RE, Zero Coupon, 9/1/2026	2,000	1,908

Series A, GO, NATL-RE, Zero Coupon, 9/1/2029	2,000	1,778

Series B, GO, NATL-RE, Zero Coupon, 9/1/2034	1,000	773

San Mateo County Community College District, Election of 2014 Series B, GO, 5.00%, 9/1/2033	1,000	1,269

San Rafael City Elementary School District, Election of 2002 Series 2004B, GO, NATL-RE, Zero Coupon, 8/1/2029	2,000	1,738

Santa Monica Community College District, Election of 2004 Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	925

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series C, GO, Zero Coupon, 9/1/2028	1,800	1,562

State of California

GO, 5.00%, 9/1/2021	1,000	1,024

GO, 5.25%, 9/1/2027	1,575	1,615

GO, 5.00%, 11/1/2029	2,000	2,634

State of California, School Facilities GO, 4.00%, 9/1/2032	2,000	2,311

State of California, Various Purpose

GO, 5.00%, 8/1/2026	1,320	1,621

GO, 5.00%, 8/1/2027	2,000	2,519

GO, 5.00%, 11/1/2027	3,000	3,801

GO, 4.00%, 3/1/2029	1,000	1,225

GO, 5.00%, 12/1/2029	2,000	2,245

GO, 5.00%, 8/1/2030	2,000	2,500

GO, 5.00%, 9/1/2030	1,000	1,024

GO, 5.00%, 8/1/2031	1,500	1,751

GO, 5.00%, 10/1/2031	1,000	1,301

GO, 5.00%, 11/1/2031	1,130	1,497

GO, 5.00%, 8/1/2032	1,500	1,865

GO, 5.00%, 10/1/2032	3,000	3,461

GO, 5.00%, 8/1/2033	1,000	1,210

GO, 5.00%, 3/1/2035	1,000	1,286

GO, 5.00%, 4/1/2036	1,000	1,262

GO, 5.00%, 8/1/2036	2,650	3,338

GO, 5.00%, 8/1/2037	1,430	1,796

Tulare Local Health Care District

GO, 4.00%, 8/1/2024	410	454

GO, 4.00%, 8/1/2025	455	515

Upland Unified School District Series 2008A, GO, AGM, Zero Coupon, 8/1/2030	1,500	1,270

		133,994

Hospital — 5.6%

Abag Finance Authority for Nonprofit Corp., Sharp Healthcare Series 2014A, Rev., 5.00%, 8/1/2031	1,000	1,099

California Health Facilities Financing Authority, Adventist Health System

Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,520

Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,430

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — continued

California Health Facilities Financing Authority, Cedars-Sinai Medical Center

Rev., 5.00%, 11/15/2030	250	297

Rev., 5.00%, 11/15/2032	400	475

Series 2016A, Rev., 5.00%, 8/15/2033	3,500	4,215

Series 2016B, Rev., 5.00%, 8/15/2035	1,500	1,798

California Health Facilities Financing Authority, Kaiser Permanente Subseries A-1-G, Rev., 5.00%, 11/1/2027	1,720	2,189

California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford

Series 2014A, Rev., 5.00%, 8/15/2027	580	657

Series 2014A, Rev., 5.00%, 8/15/2028	850	960

Series 2014A, Rev., 5.00%, 8/15/2030	655	737

Series A, Rev., 5.00%, 8/15/2030	1,000	1,194

California Health Facilities Financing Authority, St. Joseph Health System

Series 2013A, Rev., 5.00%, 7/1/2028	1,000	1,094

California Health Facilities Financing Authority, Stanford Healthcare Series 2017A, Rev., 5.00%, 11/15/2034	1,200	1,495

California Health Facilities Financing Authority, Sutter Health

Series 2018A, Rev., 5.00%, 11/15/2025	500	599

Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,859

California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 4.00%, 10/15/2025 (b)	145	164

Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2027	710	861

		23,643

Housing — 0.6%

California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	2,176

City of San Bernardino, Single Family Mortgage Series A, Rev., GNMA COLL, 7.50%, 5/1/2023 (c)	230	248

		2,424

Industrial Development Revenue/Pollution Control Revenue — 0.4%

California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,661

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — 7.2%

California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.

Series 2020A, Rev., 5.00%, 6/1/2025	350	413

Series 2020A, Rev., 5.00%, 6/1/2026	600	728

Series 2020A, Rev., 5.00%, 6/1/2031	1,110	1,447

California County Tobacco Securitization Agency, Sonoma County Securitization Corp.

Rev., 5.00%, 6/1/2025	375	442

Rev., 5.00%, 6/1/2027	275	342

California State Public Works Board Series F, Rev., 5.00%, 5/1/2030	1,000	1,177

California State Public Works Board, Various Capital Projects Series B, Rev., 5.00%, 5/1/2030	2,435	3,203

City of Glendale, Water Revenue Rev., 3.00%, 2/1/2027	1,725	1,958

Contra Costa County Transportation Authority, Sales Tax Series A, Rev., 5.00%, 3/1/2032	2,000	2,328

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2017A-1, Rev., 5.00%, 6/1/2024	2,500	2,851

Los Angeles County Metropolitan Transportation Authority, Sales Tax

Series 2019-B, Rev., 5.00%, 7/1/2035	2,000	2,517

Rev., 5.00%, 6/1/2037	1,000	1,301

Midpeninsula Regional Open Space District

Rev., 5.00%, 9/1/2030	500	593

Rev., 5.00%, 9/1/2031	270	319

Pasadena Public Financing Authority, Rose Bowl Renovation Project Series 2010A, Rev., Zero Coupon, 3/1/2030	1,000	843

Riverside Public Financing Authority, Main Library Project Series 2019A, Rev., 5.00%, 11/1/2034 ‡	450	562

San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,792

Santa Ana Financing Authority, Police Administration and Holding Facility Lease

Series A, Rev., NATL-RE, 6.25%, 7/1/2024	618	685

Series A, Rev., NATL-RE, 6.25%, 7/1/2024 (c)	615	681

Santa Clara County Financing Authority, County Facilities

Series A, Rev., 5.00%, 5/1/2028	1,600	2,052

Series A, Rev., 5.00%, 5/1/2029	1,625	2,131

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	11

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Other Revenue — continued

Tobacco Securitization Authority of Northern California

Rev., 5.00%, 6/1/2028	500	634

Rev., 5.00%, 6/1/2029	360	466

		30,465

Prerefunded — 6.7%

Bay Area Toll Authority, Toll Bridge Series F-1, Rev., 5.00%, 4/1/2022 (c)	3,030	3,191

California Health Facilities Financing Authority, Sutter Health

Series 2011D, Rev., 5.00%, 8/15/2021 (c)	1,000	1,022

Series 2016A, Rev., 5.00%, 11/15/2025 (c)	2,650	3,195

California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2014A, Rev., 5.00%, 10/1/2023 (c)	1,000	1,123

County of Santa Clara, Campbell Union High School District GO, 5.00%, 8/1/2024 (c)	1,700	1,970

Cupertino Union School District, 2013 Crossover Series A, GO, 5.00%, 8/1/2023 (c)	1,000	1,115

Los Angeles Community College District

Series A, GO, 5.00%, 8/1/2024 (c)	1,500	1,738

San Diego Community College District, Election of 2006 GO, 5.00%, 8/1/2021 (c)	1,000	1,020

San Francisco City and County Airport Commission, San Francisco International Airport Series 2011C, Rev., AMT, 5.00%, 5/1/2021 (c)	1,000	1,008

San Jose Unified School District

GO, 5.00%, 8/1/2021 (c)	1,610	1,642

GO, 5.00%, 8/1/2023 (c)	2,750	3,067

Series C, GO, 5.00%, 8/1/2024 (c)	2,460	2,850

San Mateo Union High School District, Election of 2006 Series A, GO, 5.00%, 9/1/2023 (c)	2,035	2,275

Sonoma County Junior College District GO, 5.00%, 8/1/2023 (c)	1,000	1,115

Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2021 (c)	500	508

University of California Series AB, Rev., 5.00%, 5/15/2021 (c)	430	434

Ventura County Public Financing Authority Series A, Rev., 5.00%, 11/1/2022 (c)	1,000	1,081

		28,354

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — 13.4%

City of Long Beach Harbor

Series 2014B, Rev., 5.00%, 5/15/2024	250	284

Series 2014B, Rev., 5.00%, 5/15/2026	250	284

Series B, Rev., 5.00%, 5/15/2027	225	255

Series 2017A, Rev., AMT, 5.00%, 5/15/2028	250	303

Series A, Rev., AMT, 5.00%, 5/15/2033	500	591

Series A, Rev., 5.00%, 5/15/2036	750	925

City of Los Angeles Department of Airports, International Airport Senior

Series B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,486

Series 2020B, Rev., 5.00%, 5/15/2029	1,830	2,398

Series A, Rev., AMT, 5.00%, 5/15/2029	2,000	2,105

Series 2020A, Rev., 5.00%, 5/15/2030	2,000	2,633

Series 2020A, Rev., 5.00%, 5/15/2034	1,000	1,289

Series 2020A, Rev., 5.00%, 5/15/2038	1,000	1,270

City of Los Angeles Department of Airports, International Airport Subordinate

Series 2018D, Rev., AMT, 5.00%, 5/15/2024	2,000	2,280

Series A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,827

Series C, Rev., 5.00%, 5/15/2031	1,250	1,455

Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,515

Foothill Eastern Transportation Corridor Agency, Senior Lien Series 1995A, Rev., Zero Coupon, 1/1/2026 (c)	1,795	1,722

Port of Los Angeles, Harbor Department

Series 2011A, Rev., AMT, 5.00%, 8/1/2021	1,000	1,019

Series B, Rev., 5.00%, 8/1/2025	1,000	1,019

Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,690

Port of Los Angeles, Harbor Department, Private Activity Series A, Rev., AMT, 5.00%, 8/1/2025	1,000	1,179

Port of Oakland, Intermediate Lien

Rev., AMT, 5.00%, 5/1/2027	1,250	1,531

Rev., AMT, 5.00%, 5/1/2028	1,000	1,248

Rev., AMT, 5.00%, 5/1/2029	1,075	1,358

San Bernardino County Transportation Authority Series A, Rev., 5.00%, 3/1/2029	2,000	2,092

San Diego Association of Governments, Mid-Coast Corridor Transit Project Series A, Rev., 5.00%, 11/15/2025	1,500	1,747

San Diego County Regional Airport Authority, Senior Airport

Series B, Rev., AMT, 5.00%, 7/1/2024	900	994

Series B, Rev., AMT, 5.00%, 7/1/2028	1,000	1,099

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Transportation — continued

San Diego County Regional Airport Authority, Subordinate Airport

Series B, Rev., AMT, 5.00%, 7/1/2034	755	905

Series A, Rev., 5.00%, 7/1/2035	1,000	1,210

San Francisco City and County Airport Commission, San Francisco International Airport

Series 2018A, Rev., AMT, 5.00%, 5/1/2021 (c)	1,025	1,033

Series 2017D, Rev., AMT, 5.00%, 5/1/2025	2,000	2,355

Series 2011D, Rev., 5.00%, 5/1/2026	1,615	1,628

Series 2018G, Rev., AMT, 5.00%, 5/1/2027	1,200	1,489

Series H, Rev., AMT, 5.00%, 5/1/2027	1,400	1,737

Series 2012A, Rev., AMT, 5.00%, 5/1/2029	2,000	2,103

Series 2019A, Rev., AMT, 5.00%, 5/1/2034	2,000	2,483

Series 2019A, Rev., AMT, 5.00%, 5/1/2035	1,000	1,237

San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC Series 2019A, Rev., AMT, 5.00%, 1/1/2025	1,790	2,082

		56,860

Utility — 5.9%

Los Angeles Department of Water and Power, Power System

Series 2013A, Rev., 5.00%, 7/1/2027	2,165	2,350

Series C, Rev., 5.00%, 7/1/2027	1,500	1,724

Series D, Rev., 5.00%, 7/1/2032	2,480	3,130

Series 2019A, Rev., 5.00%, 7/1/2036	1,825	2,286

Series C, Rev., 5.00%, 7/1/2036	2,715	3,442

Series C, Rev., 5.00%, 7/1/2037	2,500	3,159

Los Angeles Department of Water and Power, Water System Series 2020A, Rev., 5.00%, 7/1/2029	2,000	2,637

San Francisco City and County Public Utilities Commission Series D, Rev., 5.00%, 11/1/2034	2,710	3,371

Santa Paula Utility Authority Rev., AGM, 5.00%, 2/1/2028	1,620	2,017

Southern California Public Power Authority, Apex Power Project Series 2014A, Rev., 5.00%, 7/1/2030	1,000	1,140

		25,256

Water & Sewer — 18.0%

City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,370

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water & Sewer — continued

City of Los Angeles, Wastewater System Series B, Rev., 5.00%, 6/1/2033	1,500	1,758

City of Los Angeles, Wastewater System, Green Bonds

Series A, Rev., 5.00%, 6/1/2028	1,825	2,159

Series A, Rev., 5.00%, 6/1/2034	1,000	1,263

Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,890

City of Santa Rosa, Wastewater Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	1,500	1,480

East Bay Municipal Utility District, Wastewater System

Series 2019A, Rev., 5.00%, 6/1/2038	1,595	2,036

Series A-2, Rev., 5.00%, 6/1/2038	1,580	2,150

Eastern Municipal Water District Financing Authority, Water and Wastewater System

Series 2020A, Rev., 5.00%, 7/1/2032	1,050	1,406

Series 2016B, Rev., 5.00%, 7/1/2033	3,000	3,620

Series 2020A, Rev., 5.00%, 7/1/2034	1,250	1,659

Series 2020A, Rev., 5.00%, 7/1/2036	1,850	2,438

Los Angeles Department of Water and Power, Water System

Series 2020C, Rev., 5.00%, 7/1/2037	1,000	1,284

Series 2020C, Rev., 5.00%, 7/1/2038	1,000	1,280

Marin Water District Financing Authority, Subordinate Lien Series 2012A, Rev., 5.00%, 7/1/2028	1,185	1,261

Metropolitan Water District of Southern California, Waterworks

Series 2012F, Rev., 5.00%, 7/1/2028	2,000	2,128

Series A, Rev., 5.00%, 10/1/2029	1,500	1,577

Series 2019A, Rev., 5.00%, 7/1/2038	2,500	3,170

Novato Sanitary District, Wastewater Rev., 5.00%, 2/1/2026	1,530	1,866

San Diego County Water Authority

Series 2016B, Rev., 5.00%, 5/1/2036	1,300	1,560

Santa Clara Valley Water District, Water System

Series 2016A, Rev., 5.00%, 6/1/2030	1,600	1,914

Silicon Valley Clean Water, Wastewater

Series A, Rev., 3.00%, 3/1/2024	2,000	2,128

Rev., 5.00%, 2/1/2030	790	891

Southern California Water Replenishment District

Rev., 5.00%, 8/1/2030	1,050	1,244

Rev., 5.00%, 8/1/2031	1,420	1,676

Rev., 5.00%, 8/1/2032	2,410	2,843

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	13

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Water & Sewer — continued

State of California Department of Water Resources, Central Valley Project, Water System

Series 2019BA, Rev., 5.00%, 12/1/2024	1,500	1,755

Series 2019BA, Rev., 5.00%, 12/1/2026	1,500	1,871

Series BB, Rev., 5.00%, 12/1/2026	7,000	8,730

Series BB, Rev., 5.00%, 12/1/2028	7,000	9,147

Series AW, Rev., 5.00%, 12/1/2032	2,600	3,191

Series 2019BA, Rev., 5.00%, 12/1/2033	1,500	1,946

Western Municipal Water District Facilities Authority, Tax-Exempt

Series 2020A, Rev., 5.00%, 10/1/2029	325	433

Series 2020A, Rev., 5.00%, 10/1/2031	305	413

		76,537

Total California		403,051

Total Municipal Bonds (Cost $385,882)		403,051

	SHARES (000)
Short-Term Investments — 4.4%

Investment Companies — 4.4%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (d) (e) (Cost $18,703)	18,700	18,709

Total Investments — 99.3% (Cost $404,585)		421,760
Other Assets Less Liabilities — 0.7%		3,102

NET ASSETS — 100.0%		424,862

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of February 28, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 96.9% (a)

Alabama — 3.2%

Alabama Federal Aid Highway Finance Authority

Rev., 5.00%, 9/1/2023	20	22

Series B, Rev., 5.00%, 9/1/2023	30	34

Series 2016A, Rev., 5.00%, 9/1/2032	365	441

Series A, Rev., 5.00%, 9/1/2032	25	31

Alabama Public School and College Authority, Capital Improvement

Series 2014-B, Rev., 5.00%, 1/1/2023	50	54

Series 2013-C, Rev., 5.00%, 9/1/2023	65	73

Series 2014-A, Rev., 5.00%, 2/1/2025	2,000	2,262

Series 2019A, Rev., 4.00%, 5/1/2033	85	101

Alabama Special Care Facilities Financing Authority-Birmingham, Children’s Hospital Health Care Facility Rev., 5.00%, 6/1/2023	115	126

Auburn University, General Fee Series 2018A, Rev., 5.00%, 6/1/2023	75	83

Birmingham Airport Authority

Rev., 5.00%, 7/1/2028	350	440

Rev., 5.00%, 7/1/2029	375	479

Rev., 5.00%, 7/1/2030	250	323

Rev., 5.00%, 7/1/2031	175	225

Rev., 5.00%, 7/1/2032	150	192

Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (b)	5,500	5,969

City of Birmingham, Warrants

Series 2018B, GO, 4.00%, 12/1/2032	570	668

Series 2018B, GO, 4.00%, 12/1/2033	375	437

Series 2018B, GO, 4.00%, 12/1/2034	510	594

Series 2018B, GO, 4.00%, 12/1/2035	500	580

City of Huntsville, Electric System, Warrants Series A, Rev., 5.00%, 12/1/2023	35	39

City of Huntsville, Warrants

Series A, GO, 5.00%, 5/1/2030	2,765	3,451

Series A, GO, 5.00%, 5/1/2031	3,035	3,774

Series 2018-A, GO, 5.00%, 5/1/2033	70	86

City of Madison, Warrants GO, 5.00%, 4/1/2023	25	28

County of Mobile, Improvement Warrants

Series C, GO, 5.00%, 8/1/2022 (c)	25	27

GO, 5.00%, 2/1/2033	25	32

Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc. Series 2016A, Rev., 5.00%, 2/1/2025	320	370

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alabama — continued

Lower Alabama Gas District (The), Gas Project Rev., 4.00%, 12/1/2025 (b)	32,500	37,070

Montgomery County Public Building Authority, Facilities Project

Rev., 5.00%, 3/1/2026	1,735	1,967

Rev., 5.00%, 3/1/2027	3,590	4,067

Rev., 5.00%, 3/1/2029	3,910	4,418

Shelby County Board of Education, Special Tax 5.00%, 2/1/2025	50	58

Southeast Alabama Gas Supply District (The), Project No. 1

Series 2018A, Rev., 4.00%, 4/1/2024 (b)	34,000	37,062

Series A, Rev., 5.00%, 4/1/2024	20,845	23,636

Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (b)	16,015	17,519

UAB Medicine Finance Authority

Rev., 5.00%, 9/1/2027	120	150

Series 2019B, Rev., 5.00%, 9/1/2035	55	69

University of West Alabama, General Fee

Rev., AGM, 5.00%, 1/1/2028	200	247

Rev., AGM, 5.00%, 1/1/2029	200	252

Rev., AGM, 5.00%, 1/1/2030	200	255

Water Works Board of the City of Birmingham (The)

Series 2016A, Rev., 5.00%, 1/1/2023	65	71

Series 2016A, Rev., 5.00%, 1/1/2030	150	183

Total Alabama		147,965

Alaska — 0.4%

Alaska Housing Finance Corp., State Capital Project Series 2019B, Rev., 5.00%, 6/1/2026	20	24

Alaska Industrial Development and Export Authority, Providence Health and Services Series 2011A, Rev., 5.50%, 10/1/2041	9,000	9,174

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project

Series 2019A, Rev., 5.00%, 10/1/2024	800	916

Series 2019A, Rev., 5.00%, 10/1/2025	1,325	1,560

Series 2019A, Rev., 5.00%, 10/1/2026	1,385	1,674

Series 2019A, Rev., 5.00%, 10/1/2027	1,455	1,792

Series 2019A, Rev., 5.00%, 10/1/2028	1,530	1,914

Municipality of Anchorage

Series C, GO, 5.00%, 9/1/2028	1,675	2,154

Total Alaska		19,208

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	15

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arizona — 1.8%

Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/2031	25	30

Arizona Industrial Development Authority, Children’s National Medical Center

Series 2020A, Rev., 4.00%, 9/1/2035	200	235

Series 2020A, Rev., 4.00%, 9/1/2036	355	416

Series 2020A, Rev., 4.00%, 9/1/2037	820	957

Series 2020A, Rev., 4.00%, 9/1/2039	810	940

Series 2020A, Rev., 4.00%, 9/1/2046	2,750	3,131

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project

Series 2019A, Rev., 5.00%, 1/1/2022	675	679

Series 2019A, Rev., 5.00%, 1/1/2023	610	617

Series 2019A, Rev., 5.00%, 1/1/2024	1,475	1,498

Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,834

Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,913

Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,884

Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,522

Series 2019A, Rev., 5.00%, 1/1/2029	660	668

Series 2019A, Rev., 5.00%, 1/1/2030	3,670	3,687

Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,784

Series 2019A, Rev., 4.00%, 1/1/2032	4,265	3,885

Series 2019A, Rev., 4.00%, 1/1/2033	4,440	3,992

Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,742

Series 2019A, Rev., 5.00%, 1/1/2035	2,285	2,233

Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,784

Series 2019A, Rev., 5.00%, 1/1/2037	500	483

Series 2019A, Rev., 5.00%, 1/1/2038	500	481

Series 2019A, Rev., 4.25%, 1/1/2039	545	471

Series 2019A, Rev., 4.25%, 1/1/2040	1,320	1,131

Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,631

Arizona Industrial Development Authority, Pebble Campus Project

Series 2020A, Rev., 4.00%, 7/15/2030 (d)	250	273

Series 2020A, Rev., 5.00%, 7/15/2040 (d)	415	466

Arizona Industrial Development Authority, Phoenix Children’s Hospital

Series 2020A, Rev., 5.00%, 2/1/2037	1,080	1,371

Series 2020A, Rev., 5.00%, 2/1/2040	600	755

Arizona State University

Series 2019B, Rev., 5.00%, 7/1/2023	40	44

Series 2017B, Rev., 5.00%, 7/1/2029	75	93

Series 2017B, Rev., 5.00%, 7/1/2034	920	1,114

Series 2017B, Rev., 5.00%, 7/1/2035	1,000	1,209

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Arizona State University, Green Bonds Series 2016B, Rev., 5.00%, 7/1/2042	30	35

Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund

Rev., 5.00%, 7/1/2022	50	53

Rev., 5.00%, 7/1/2023	95	105

Arizona Water Infrastructure Finance Authority, Water Quality

Series 2014A, Rev., 5.00%, 10/1/2025	30	35

Series 2014A, Rev., 5.00%, 10/1/2026	5,910	6,875

City of Cottonwood Rev., AGM, 5.00%, 7/1/2026	10	12

City of Glendale, Water and Sewer Rev., 5.00%, 7/1/2028	1,000	1,059

City of Mesa GO, 4.00%, 7/1/2033	30	36

City of Mesa, Utility System

Series 2019C, Rev., 5.00%, 7/1/2023	30	33

Series 2019A, Rev., 5.00%, 7/1/2029	40	53

Series 2019C, Rev., 5.00%, 7/1/2029	30	39

Rev., 4.00%, 7/1/2031	50	57

Series 2019A, Rev., 5.00%, 7/1/2031	25	32

Series 2019A, Rev., 5.00%, 7/1/2033	25	32

City of Peoria Series B, GO, 5.00%, 7/15/2023	35	39

City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2035	75	107

City of Phoenix Civic Improvement Corp., Junior Lien Airport

Rev., 5.00%, 7/1/2022	25	27

Rev., 5.00%, 7/1/2023	25	28

Series 2014A, Rev., 5.00%, 7/1/2023	50	55

Series 2014B, Rev., 5.00%, 7/1/2023	35	39

Series 2017D, Rev., 5.00%, 7/1/2024	275	315

Series 2017D, Rev., 5.00%, 7/1/2029	190	234

City of Phoenix Civic Improvement Corp., Senior Lien Airport

Series 2017B, Rev., 5.00%, 7/1/2027	150	188

Rev., AMT, 5.00%, 7/1/2037	1,000	1,199

City of Scottsdale, Water and Sewer

Rev., 5.25%, 7/1/2021	1,430	1,454

Rev., 5.25%, 7/1/2023	1,875	2,093

City of Surprise Rev., 5.00%, 7/1/2025	20	24

County of Pima Series 2020A, COP, 5.00%, 12/1/2021	25	26

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arizona — continued

County of Pima, Sewer System Series B, Rev., 5.00%, 7/1/2021 (c)	1,000	1,016

Rev., 5.00%, 7/1/2023	30	33

County of Pinal Rev., 4.00%, 8/1/2037	75	86

Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2028	700	821

Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,517

Industrial Development Authority of the County of Yavapai (The), Regional Medical Center Series A, Rev., 5.25%, 8/1/2033	1,000	1,088

Kyrene Elementary School District No. 28 Series 2017B, GO, 5.00%, 7/1/2027	100	126

Kyrene Elementary School District No. 28, School Improvement Project Series 2019A, GO, 5.00%, 7/1/2029	55	70

Maricopa County Elementary School District No. 92 Pendergast Elementary, School Improvement, Project of 2016 Series 2016A, GO, 5.00%, 7/1/2023	20	22

Maricopa County High School District No. 214 Tolleson Union High School, School Improvement, Project of 2017

Series 2017B, GO, 5.00%, 7/1/2026	20	25

Series 2017A, GO, 5.00%, 7/1/2027	35	44

Maricopa County Industrial Development Authority, HonorHealth

Series 2019A, Rev., 5.00%, 9/1/2033	500	626

Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,248

Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,244

Maricopa County Industrial Development Authority, Ottawa University

Rev., 5.00%, 10/1/2026 (d)	150	157

Rev., 5.13%, 10/1/2030 (d)	215	231

Maricopa County Special Health Care District, Integrated Health Services

Series 2018C, GO, 5.00%, 7/1/2031	25	31

Series 2018C, GO, 5.00%, 7/1/2033	25	30

Maricopa County Unified School District No. 4 Mesa, School Improvement Series 2019A, GO, 5.00%, 7/1/2028	25	32

Maricopa County Unified School District No. 48 Scottsdale, School Improvement, Project of 2016 Series 2017B, GO, 5.00%, 7/1/2031	25	31

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Maricopa County Unified School District No. 95, Queen Creek, School Improvement

GO, 5.00%, 7/1/2028	225	268

GO, 5.00%, 7/1/2029	500	592

Maricopa County Unified School District No. 97 Deer Valley, School Improvement, Project of 2013

Series 2013D, GO, 5.00%, 7/1/2023	50	55

Series 2019E, GO, 5.00%, 7/1/2027	50	63

Maricopa County Unified School District No. 9-Wickenburg, School Improvement Series 2017A, GO, AGM, 4.00%, 7/1/2023	50	54

Maricopa County Union High School District No. 216 Agua Fria, School Improvement

GO, 4.00%, 7/1/2034	50	60

GO, 4.00%, 7/1/2036	90	106

Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016 Series 2017A, GO, 4.00%, 7/1/2030	30	35

Pima County Community College District Rev., 5.00%, 7/1/2030	60	75

Pima County Elementary School District No. 39 Continental, School Improvement, Project of 2010 Series B, GO, AGM, 3.75%, 7/1/2029	20	21

Pima County Regional Transportation Authority, Excise Tax Rev., 5.00%, 6/1/2026	25	31

Pinal County School District No. 1 Florence GO, 5.00%, 7/1/2023	70	77

Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,159

Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project

Series 2011A, Rev., 5.00%, 12/1/2022	70	73

Series 2016A, Rev., 5.00%, 1/1/2023	20	22

Series A, Rev., 5.00%, 12/1/2028	1,005	1,041

Series 2016A, Rev., 5.00%, 1/1/2036	7,000	8,452

Series 2019A, Rev., 5.00%, 1/1/2037	55	71

Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,927

University of Arizona (The)

Series 2012A, Rev., 5.00%, 6/1/2022	1,000	1,058

Rev., 5.00%, 6/1/2026	10	11

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	17

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arizona — continued

University of Arizona (The), Stimulus Plan for Economic and Educational Development Series 2020A, Rev., 5.00%, 8/1/2036	75	95

Total Arizona		85,061

Arkansas — 0.0% (e)

State of Arkansas, Federal Highway GO, 5.00%, 10/1/2025	10	12

University of Arkansas, Various Facility Fayetteville Campus Series 2014A, Rev., 4.50%, 11/1/2026	45	51

Total Arkansas		63

California — 10.0%

Alameda County Joint Powers Authority, Multiple Capital Projects

Series 2013A, Rev., 5.25%, 12/1/2025	75	85

Series 2013A, Rev., 5.25%, 12/1/2027	50	56

Anaheim Union High School District

GO, 5.00%, 8/1/2022	25	27

GO, 5.00%, 8/1/2025	65	75

Antelope Valley Union High School District GO, 4.00%, 8/1/2022	55	58

Arcadia Unified School District GO, 4.00%, 8/1/2038	9,385	10,533

Baldwin Park Unified School District GO, AGM, 4.00%, 8/1/2021	20	20

Banning Unified School District GO, AGM, 5.00%, 8/1/2027	100	121

Bay Area Toll Authority, Toll Bridge

Series S-7, Rev., 4.00%, 4/1/2029	225	264

Series 2017S-7, Rev., 4.00%, 4/1/2033	35	41

Series 2019S-H, Rev., 5.00%, 4/1/2044	50	61

Bay Area Water Supply and Conservation Agency, Capital Cost Recovery Prepayment Program Series 2013 A, Rev., 5.00%, 10/1/2026	60	66

Belmont Joint Powers Financing Authority Rev., 5.00%, 8/1/2024	20	23

Berryessa Union School District

Series A, GO, 5.00%, 8/1/2026	50	58

Series A, GO, 5.00%, 8/1/2027	50	57

Beverly Hills Unified School District, Election of 2008 GO, 5.00%, 8/1/2026	30	36

Brentwood Union School District, Election of 2016 GO, 5.00%, 8/1/2031	20	24

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Calexico Financing Authority

Series 2020A, Rev., AGM, 4.00%, 11/1/2032	235	286

Series 2020A, Rev., AGM, 4.00%, 11/1/2034	275	331

Series 2020A, Rev., AGM, 4.00%, 11/1/2035	285	341

California Community College Financing Authority, West Valley Mission Community College District Rev., 5.00%, 6/1/2025 (c)	55	65

California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.

Series 2020A, Rev., 5.00%, 6/1/2024	350	400

Series 2020A, Rev., 5.00%, 6/1/2027	400	497

Series 2020A, Rev., 5.00%, 6/1/2029	400	517

Series 2020A, Rev., 5.00%, 6/1/2030	250	328

Series 2020A, Rev., 5.00%, 6/1/2031	250	326

Series 2020A, Rev., 5.00%, 6/1/2032	250	324

Series 2020A, Rev., 5.00%, 6/1/2033	300	387

Series 2020A, Rev., 4.00%, 6/1/2034	200	240

California Educational Facilities Authority, Claremont McKenna College

Series 2015A, Rev., 5.00%, 1/1/2028	1,000	1,199

Series 2015A, Rev., 5.00%, 1/1/2029	880	1,051

Series 2015A, Rev., 5.00%, 1/1/2030	1,185	1,410

Series 2015A, Rev., 5.00%, 1/1/2031	2,450	2,906

Series 2015A, Rev., 5.00%, 1/1/2032	2,000	2,369

Series 2015A, Rev., 4.00%, 1/1/2033	3,000	3,380

California Educational Facilities Authority, Pepperdine University Rev., 5.00%, 9/1/2022 (c)	315	338

California Educational Facilities Authority, Santa Clara University Series 2017B, Rev., 5.00%, 4/1/2035	80	97

California Health Facilities Financing Authority, Cedars-Sinai Medical Center

Series A, Rev., 5.00%, 8/15/2026	45	55

Rev., 5.00%, 11/15/2027	6,250	7,496

California Health Facilities Financing Authority, Children’s Hospital Series 2019A, Rev., 5.00%, 11/1/2024	30	35

California Health Facilities Financing Authority, Kaiser Permanente Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	4,000	4,602

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Health Facilities Financing Authority, Memorial Health Service Series 2012A, Rev., 5.00%, 10/1/2026	1,500	1,602

California Health Facilities Financing Authority, On Lok Senior Health Service

Rev., 3.00%, 8/1/2024	100	106

Rev., 3.00%, 8/1/2025	50	54

Rev., 3.00%, 8/1/2027	150	164

Rev., 3.00%, 8/1/2028	130	143

Rev., 3.00%, 8/1/2029	150	166

Rev., 5.00%, 8/1/2040	600	734

California Health Facilities Financing Authority, Sutter Health

Series 2011D, Rev., 5.00%, 8/15/2021 (c)	2,000	2,044

Series 2016A, Rev., 3.25%, 11/15/2025 (c)	1,425	1,600

Series 2016A, Rev., 5.00%, 11/15/2025 (c)	1,550	1,869

Series 2017A, Rev., 5.00%, 11/15/2031	110	137

Series 2017A, Rev., 5.00%, 11/15/2032	25	31

Series 2017A, Rev., 5.00%, 11/15/2033	50	62

Series 2018A, Rev., 5.00%, 11/15/2035	25	31

Series 2018A, Rev., 5.00%, 11/15/2036	35	43

California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group Series 2015A, Rev., 5.00%, 11/1/2026	1,000	1,120

California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund

Rev., 5.00%, 10/1/2026	60	73

Rev., 5.00%, 10/1/2032	25	31

California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project Rev., 5.00%, 2/1/2023 (c)	15	16

California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund

Series 2015A, Rev., 5.00%, 10/1/2021 (c)	50	51

Series 2015A, Rev., 5.00%, 10/1/2025 (c)	185	223

California Municipal Finance Authority, California Lutheran University

Rev., 5.00%, 10/1/2026	150	180

Rev., 5.00%, 10/1/2027	150	183

Rev., 5.00%, 10/1/2028	150	187

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California Municipal Finance Authority, Civic Center Infrastructure Improvement Program

Rev., 5.00%, 6/1/2023	80	88

Rev., 5.00%, 6/1/2027	75	94

California Municipal Finance Authority, Community Medical Centers

Series 2017A, Rev., 5.00%, 2/1/2028	900	1,077

Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,482

California Municipal Finance Authority, Electric Utility Distribution System Rev., 5.00%, 10/1/2022	25	27

California Municipal Finance Authority, Linxs Apartments Project, Senior Lien

Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	6,680	7,194

Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	4,555	4,953

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 4.00%, 10/15/2025 (f)	250	282

Rev., 4.00%, 10/15/2026 (f)	415	475

Rev., 4.00%, 10/15/2027 (f)	400	464

Rev., 4.00%, 10/15/2028 (f)	360	420

Rev., 5.00%, 10/15/2029	700	827

Rev., 5.00%, 10/15/2030	500	587

Rev., 5.00%, 10/15/2031	535	625

California Public Finance Authority, Long-Term Mode Rev., 4.00%, 10/15/2031 (b) (f)	345	409

California School Finance Authority, Kipp Socal Projects Series 2020A, Rev., 4.00%, 7/1/2040 (d)	505	577

California State Public Works Board

Series F, Rev., 5.00%, 5/1/2026	3,100	3,659

Series F, Rev., 5.00%, 5/1/2027	5,000	5,896

California State Public Works Board, Business Unit II at the Irvine Campus Series 2012B, Rev., 4.13%, 6/1/2022 (c)	15	16

California State Public Works Board, California State University, Various Capital Projects Series C, Rev., 5.00%, 3/1/2032	3,025	3,712

California State Public Works Board, California State University, Various University Projects Series 2013H, Rev., 5.00%, 9/1/2023 (c)	13,405	15,003

California State University, Systemwide

Series 2012A, Rev., 4.00%, 11/1/2022 (c)	145	154

Series 2014A, Rev., 5.00%, 11/1/2030	2,285	2,647

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	19

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,513

Series 2016A, Rev., 5.00%, 11/1/2045	30	35

California Statewide Communities Development Authority, Emanate Health, Tax-Exempt

Series 2020A, Rev., 5.00%, 4/1/2031	365	471

Series 2020A, Rev., 5.00%, 4/1/2032	900	1,155

Series 2020A, Rev., 5.00%, 4/1/2033	2,880	3,672

Series 2020A, Rev., 5.00%, 4/1/2034	1,910	2,425

Series 2020A, Rev., 5.00%, 4/1/2035	650	823

Series 2020A, Rev., 4.00%, 4/1/2045	1,000	1,134

Calleguas Municipal Water District Series 2016A, Rev., 5.00%, 7/1/2023	35	39

Capistrano Unified School District Community Facilities District No. 90-2, Special Tax Rev., AGM, 4.00%, 9/1/2023	35	38

Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	10,023

Central Contra Costa Sanitary District Series 2018A, Rev., 5.00%, 9/1/2026	25	31

Central Unified School District GO, 5.00%, 8/1/2025	110	131

Cerritos Community College District Series A, GO, 5.00%, 8/1/2029	45	52

Chabot-Las Positas Community College District GO, 5.00%, 8/1/2021	25	25

Chaffey Community College District GO, 5.00%, 6/1/2022	25	26

Chino Valley Unified School District GO, 5.00%, 8/1/2022	60	64

Chula Vista Municipal Financing Authority

Rev., 5.00%, 5/1/2022	40	42

Rev., 5.00%, 5/1/2025	15	18

Citrus Community College District Series A, GO, 5.00%, 8/1/2023	20	22

City and County of San Francisco, City Office Buildings — Multiple Properties Project Series 2015-R1, COP, 5.00%, 9/1/2022	50	54

City of Alameda GO, 4.00%, 8/1/2033	10	11

City of Aliso Viejo, Aliso Viejo Ranch COP, 4.00%, 11/1/2031	50	61

City of Brea, Water Utility

Rev., 5.00%, 7/1/2025	25	30

Rev., 5.00%, 7/1/2028	90	116

City of Gilroy, Wastewater Rev., 5.00%, 8/1/2022	55	59

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

City of Los Alamitos COP, 5.00%, 10/1/2023	25	28

City of Los Angeles Series 2012A, GO, 5.00%, 9/1/2021 (c)	20	21

City of Los Angeles Department of Airports, International Airport Senior Series A, Rev., AMT, 5.00%, 5/15/2028	135	158

City of Los Angeles Department of Airports, International Airport Subordinate Series 2019C, Rev., 5.00%, 5/15/2033	45	57

City of Los Angeles, Solid Waste Resources Series 2018A, Rev., 5.00%, 2/1/2023	75	82

City of Los Angeles, Wastewater System

Subseries B, Rev., 5.00%, 6/1/2023	120	133

Series 2013A, Rev., 5.00%, 6/1/2026	12,500	13,796

Series C, Rev., 5.00%, 6/1/2026	2,000	2,118

City of Oakland Series 2015A, GO, 5.00%, 1/15/2023	25	27

City of Orinda, Election 2016 Series A, GO, 5.00%, 9/1/2027	45	57

City of Pasadena Series 2016A, Rev., 5.00%, 6/1/2031	25	30

City of Richmond, Wastewater Series 2019B, Rev., 5.00%, 8/1/2023	40	45

City of San Jose

Series 2019C, GO, 5.00%, 9/1/2028	50	65

Series 2019C, GO, 5.00%, 9/1/2032	100	129

City of San Jose, Disaster Preparedness, Public Safety and Infrastructure Series A-1, GO, 5.00%, 9/1/2036	25	32

City of Santa Rosa, Wastewater

Series 2014A, Rev., 5.00%, 9/1/2022	25	27

Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	5,000	4,934

City of Ukiah, Water System Rev., AGM, 5.00%, 9/1/2023	50	56

Coachella Valley Unified School District

Series 2012D, GO, AGM, 5.00%, 8/1/2022 (c)	20	21

GO, 5.00%, 8/1/2025	125	143

GO, 4.00%, 8/1/2027	20	22

Contra Costa County Transportation Authority, Sales Tax

Series 2015A, Rev., 5.00%, 3/1/2021	40	40

Series 2015A, Rev., 5.00%, 3/1/2022	25	26

Series 2017A, Rev., 5.00%, 3/1/2023	20	22

Series A, Rev., 5.00%, 3/1/2024	50	57

Series 2012B, Rev., 5.00%, 3/1/2026	50	55

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Corona Utility Authority Water Rev., 5.00%, 9/1/2022	40	43

County of Calaveras GO, 5.00%, 8/1/2026	100	120

County of Orange, Garden Grove Unified School District, Election of 2010 Series C, GO, 5.00%, 8/1/2023 (c)	1,390	1,550

County of San Benito, Jail Facility Project COP, 5.00%, 10/1/2025	45	54

County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	18,460

County of San Joaquin COP, AGM, 5.00%, 11/15/2029	5	6

County of Santa Clara Series 2017C, GO, 5.00%, 8/1/2033	25	31

CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim Rev., 2.88%, 8/1/2041 (d)	2,680	2,577

Desert Community College District

GO, 5.00%, 8/1/2022	50	53

GO, 5.00%, 8/1/2031	2,250	2,799

Desert Sands Unified School District

COP, 5.00%, 3/1/2023	70	77

Series A, GO, 5.00%, 6/1/2026	40	44

GO, 5.00%, 8/1/2026	2,200	2,637

Desert Sands Unified School District, Election of 2014 GO, 4.00%, 8/1/2038	1,000	1,142

Dixon Unified School District GO, 5.00%, 8/1/2027	10	12

Downey Public Finance Authority Rev., 5.00%, 12/1/2022	100	108

Downey Unified School District, Election of 2014 Series B, GO, 5.00%, 8/1/2032	50	63

Dry Creek Joint Elementary School District Rev., AGM, 5.00%, 9/1/2022	25	27

East Bay Municipal Utility District, Wastewater System Series 2015B, Rev., 5.00%, 6/1/2024	45	52

East Side Union High School District Series 2016B, GO, 5.00%, 8/1/2027	50	61

East Side Union High School District, Election of 2012 Series B, GO, 5.00%, 8/1/2030	25	30

Eastern Municipal Water District Financing Authority, Water and Wastewater System

Series 2020A, Rev., 5.00%, 7/1/2030	45	60

Series 2020A, Rev., 5.00%, 7/1/2031	70	94

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

El Camino Community College District Foundation (The) GO, 5.00%, 8/1/2022	25	27

El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	525	519

Elsinore Valley Municipal Water District Financing Authority

Series 2016A, Rev., 5.00%, 7/1/2023	30	33

Series 2016A, Rev., 5.00%, 7/1/2027	125	151

Escondido Union School District, Election of 2014 Series A, GO, 5.00%, 8/1/2027	100	118

Fairfield-Suisun Unified School District, Election of 2016 GO, 5.00%, 8/1/2026	50	62

Foothill-De Anza Community College District GO, 5.00%, 8/1/2026	65	75

Forestville Union Elementary School District GO, AGM, 5.75%, 8/1/2021	45	46

Fremont Union High School District Series 2019A, GO, 5.00%, 8/1/2030	75	94

Fullerton Joint Union High School District, Election of 2014 Series 2015A, GO, 5.00%, 8/1/2022	30	32

Glendale Unified School District Series 2015A, GO, 5.00%, 9/1/2023	25	28

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement

Series 2013A, Rev., 5.00%, 6/1/2021	55	56

Series A, Rev., 5.00%, 6/1/2032	4,000	4,593

Series A-1, Rev., 3.50%, 6/1/2036	6,290	6,407

Hayward Unified School District GO, AGM, 5.00%, 8/1/2027	55	67

Healdsburg Unified School District Series C, GO, 3.13%, 8/1/2047	3,535	3,722

Hillsborough City School District

Series A, GO, 4.00%, 9/1/2021	40	41

Series A, GO, 4.00%, 9/1/2022	35	37

Hollister Joint Powers Financing Authority Rev., AGM, 5.00%, 6/1/2031	65	78

Huntington Beach Union High School District GO, 5.00%, 8/1/2026	10	11

Imperial Irrigation District Electric System Series 2016B-2, Rev., 5.00%, 11/1/2026	80	99

Irvine Ranch Water District COP, 5.00%, 3/1/2032	2,275	2,786

Jefferson Union High School District, Election of 2012 Series A, GO, 4.00%, 8/1/2022	65	69

John Swett Unified School District Series A-1, GO, AGM, 5.00%, 8/1/2027	50	62

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

La Canada Unified School District, Election of 2017 Series 2018A, GO, 5.00%, 8/1/2031	50	64

Lincoln Public Financing Authority Series A, Rev., 4.00%, 10/1/2023	25	27

Long Beach Bond Finance Authority, Natural Gas

Series 2007A, Rev., 5.25%, 11/15/2021	2,500	2,589

Series A, Rev., 5.25%, 11/15/2022	9,545	10,345

Long Beach Community College District, Election of 2002 Series D, GO, NATL-RE, Zero Coupon, 5/1/2022	5,265	5,243

Long Beach Community College District, Election of 2016 Series 2019C, GO, 4.00%, 8/1/2045	40	46

Los Angeles Community College District

Series G, GO, 4.00%, 8/1/2022	25	27

Series 2015A, GO, 5.00%, 8/1/2023	20	22

Series A, GO, 4.00%, 8/1/2024 (c)	2,300	2,586

Series A, GO, 5.00%, 8/1/2024 (c)	24,000	27,802

Los Angeles County Facilities, Inc., Vermont Corridor County Administration Building Series 2018A, Rev., 5.00%, 12/1/2023	25	28

Los Angeles County Metropolitan Transportation Authority, Sales Tax

Series 2016A, Rev., 5.00%, 6/1/2023	35	39

Series 2017A, Rev., 5.00%, 7/1/2023	35	39

Series 2019A, Rev., 5.00%, 7/1/2026	50	61

Series A, Rev., 5.00%, 7/1/2030	4,925	6,143

Los Angeles County Public Works Financing Authority Series 2019E1, Rev., 4.00%, 12/1/2023	35	38

Los Angeles Department of Water and Power, Power System

Series 2019B, Rev., 5.00%, 7/1/2024	275	317

Series 2014B, Rev., 5.00%, 7/1/2026	15	17

Series 2014D, Rev., 5.00%, 7/1/2027	50	57

Series 2014D, Rev., 5.00%, 7/1/2028	1,250	1,435

Series B, Rev., 5.00%, 7/1/2029	10,000	12,339

Series 2015A, Rev., 5.00%, 7/1/2030	270	314

Series 2018A, Rev., 5.00%, 7/1/2030	35	44

Series D, Rev., 5.00%, 7/1/2030	2,710	3,106

Series 2019C, Rev., 5.00%, 7/1/2031	85	111

Series A, Rev., 5.00%, 7/1/2031	2,055	2,515

Series B, Rev., 5.00%, 7/1/2031	3,400	3,826

Series D, Rev., 5.00%, 7/1/2031	2,500	2,863

Series A, Rev., 5.00%, 7/1/2032	2,550	3,110

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Series B, Rev., 5.00%, 7/1/2032	3,075	3,457

Series 2017A, Rev., 5.00%, 7/1/2033	5,000	6,080

Series D, Rev., 5.00%, 7/1/2033	390	446

Series 2018D, Rev., 5.00%, 7/1/2034	30	38

Series 2019B, Rev., 5.00%, 7/1/2034	110	139

Series D, Rev., 5.00%, 7/1/2034	4,750	5,426

Series D, Rev., 5.00%, 7/1/2035	250	286

Series 2019A, Rev., 5.00%, 7/1/2039	35	43

Los Angeles Department of Water and Power, Water System

Series 2014A, Rev., 5.00%, 7/1/2024	35	40

Series 2016A, Rev., 5.00%, 7/1/2030	60	72

Series 2017A, Rev., 5.00%, 7/1/2030	30	37

Series 2018B, Rev., 5.00%, 7/1/2031	60	76

Series 2019D, Rev., 5.00%, 7/1/2044	30	37

Los Angeles Unified School District

Series C, GO, 5.00%, 7/1/2024	11,670	13,445

Series C, GO, 5.00%, 7/1/2026	5,505	6,338

Los Angeles Unified School District, Election of 2005

Series M-1, GO, 5.00%, 7/1/2032	2,095	2,602

Series M-1, GO, 5.00%, 7/1/2033	4,305	5,327

Los Angeles Unified School District, Headquarters Building Projects Series B, COP, 5.00%, 10/1/2030	1,250	1,326

Los Rios Community College District, Election of 2008 Series B, GO, 5.00%, 8/1/2022	25	27

Madera Irrigation District Rev., AGM, 5.00%, 9/1/2025	150	180

Marin Community College District GO, 5.00%, 8/1/2023	35	39

Marin Healthcare District, Election of 2013 GO, 5.00%, 8/1/2031	90	106

Marin Water District Financing Authority, Subordinate Lien Rev., 5.00%, 7/1/2027	40	51

Marina Coast Water District, Tax-Exempt, Senior Lien Series A, Rev., 5.00%, 6/1/2029	25	30

Menlo Park City School District, Crossover Capital Appreciation

GO, Zero Coupon, 7/1/2033	1,000	680

GO, Zero Coupon, 7/1/2035	725	449

GO, Zero Coupon, 7/1/2036	1,150	677

GO, Zero Coupon, 7/1/2037	1,950	1,095

GO, Zero Coupon, 7/1/2041	1,250	583

Merced City School District, Election of 2014 GO, 4.00%, 8/1/2025	50	58

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Merced Community College District No. 1, School Facilities Improvement GO, 5.00%, 8/1/2022	25	27

Metropolitan Water District of Southern California, Waterworks

Series 2018B, Rev., 5.00%, 9/1/2028	700	910

Series 2016A, Rev., 5.00%, 7/1/2030	30	36

Series 2019A, Rev., 5.00%, 7/1/2030	75	97

Milpitas Redevelopment Agency Successor Agency, Redevelopment Project Area No.1 Rev., 5.00%, 9/1/2027	75	89

Montebello Public Financing Authority

Series B, Rev., AGM, 5.00%, 11/1/2026	100	114

Series 2019A, Rev., AGM, 4.00%, 6/1/2033	380	433

Mount San Antonio Community College District, Election of 2018 Series 2019A, GO, 5.00%, 8/1/2028	50	65

Mountain View-Los Altos Union High School District, Election of 2010

Series C, GO, Zero Coupon, 8/1/2023	2,000	1,983

Series C, GO, Zero Coupon, 8/1/2027	1,000	934

Murrieta Valley Unified School District GO, AGM, 5.00%, 9/1/2025	1,400	1,637

Murrieta Valley Unified School District, Election of 2014 Series 2014A, GO, AGM, 4.00%, 9/1/2044	25	27

Napa Sanitation District Rev., 4.00%, 8/1/2023	25	27

Nevada Irrigation District, Joint Powers Authority Series 2016A, Rev., 5.00%, 3/1/2024	95	108

Newhall School District, School Facilities Improvement, Election of 2011 Series 2011A, GO, 4.00%, 8/1/2022	35	37

Newport Mesa Unified School District, Election of 2005 GO, NATL-RE, Zero Coupon, 8/1/2031	8,375	7,052

North Orange County Community College District, Election of 2014 Series 2016A, GO, 4.00%, 8/1/2025	20	23

Novato Sanitary District, Wastewater

Rev., 5.00%, 2/1/2022	30	32

Rev., 5.00%, 2/1/2026	65	79

Novato Unified School District, Election of 2019 Series 2019B, GO, 5.00%, 8/1/2026	25	31

Oakdale Irrigation District Series 2016A, Rev., 5.00%, 8/1/2022	30	32

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2025	100	119

Ocean View School District, Orange County, Election of 2016 Series 2016B, GO, 6.00%, 8/1/2026	115	148

Oceanside Unified School District GO, 5.00%, 8/1/2024	5	6

Ohlone Community College District, Election of 2010

Series 2011A, GO, 5.25%, 8/1/2021 (c)	10	10

Series D, GO, 4.00%, 8/1/2022	40	42

Orange County Sanitation District, Wastewater Series 2016A, Rev., 5.00%, 2/1/2027	45	55

Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	795

Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project Series 2014A, Rev., AGM, 5.00%, 9/1/2023	110	123

Orange Unified School District, Election of 2016 GO, 5.00%, 8/1/2031	85	109

Otay Water District Financing Authority Series 2018A, Rev., 5.00%, 9/1/2022	35	38

Palm Springs Financing Authority Rev., 5.00%, 11/1/2022	25	27

Palm Springs Unified School District, Election of 2008 Series D, GO, 4.00%, 8/1/2024	65	72

Palomar Community College District

GO, 5.00%, 5/1/2022	25	26

GO, 5.00%, 5/1/2023	20	22

Pittsburg Unified School District GO, 5.00%, 8/1/2023	55	61

Pleasanton Unified School District, Election of 2016 GO, 5.00%, 8/1/2027	20	25

Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2024	50	58

Pomona Unified School District GO, AGM, 5.00%, 8/1/2027	50	60

Rancho Water District Financing Authority Series 2019A, Rev., 5.00%, 8/1/2023	25	28

Regents of the University of California Medical Center Pooled

Series 2016L, Rev., 5.00%, 5/15/2021	10	10

Series 2016L, Rev., 5.00%, 5/15/2041	155	183

Rio Hondo Community College District, Election of 2019 Series 2019B, GO, 5.00%, 8/1/2025	40	48

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Riverside County Infrastructure Financing Authority Series 2016A, Rev., 4.00%, 11/1/2023	25	27

Riverside County Infrastructure Financing Authority, Capital Projects Series 2017C, Rev., 5.00%, 5/1/2025	25	29

Riverside County Infrastructure Financing Authority, Indio Law Building Series 2017A, Rev., 4.00%, 11/1/2023	40	44

Riverside County Public Financing Authority, Capital Facilities Project Rev., 4.25%, 11/1/2045	35	38

Riverside County Public Financing Authority, Desert Communities and Interstate 215 Corridor Projects Series 2017A, Rev., 5.00%, 10/1/2026	75	92

Riverside County Redevelopment Successor Agency, Desert Communities Redevelopment Project Series 2014D, Rev., AGM, 5.00%, 10/1/2026	115	131

Riverside County Transportation Commission, Sales Tax

Series 2013A, Rev., 5.00%, 6/1/2023	55	61

Series 2013A, Rev., 5.25%, 6/1/2023 (c)	4,525	5,037

Series 2017B, Rev., 5.00%, 6/1/2032	60	75

Series 2017A, Rev., 5.00%, 6/1/2033	30	37

Series 2017B, Rev., 5.00%, 6/1/2035	45	55

Riverside Public Financing Authority Series 2012A, Rev., 5.00%, 11/1/2023	95	103

Riverside Unified School District, Election of 2016 Series B, GO, 4.00%, 8/1/2042	50	57

Rocklin Unified School District, Election of 2002 GO, NATL-RE, Zero Coupon, 8/1/2021	25	25

Ross Valley Public Financing Authority Series A, Rev., 4.00%, 1/1/2023	25	27

Rowland Unified School District, Election of 2012 Series A, GO, 5.25%, 8/1/2023 (c)	2,750	3,084

Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Series 2016A, 5.00%, 10/1/2023	125	140

Sacramento City Financing Authority Series 2015A, Rev., 5.00%, 12/1/2023	135	153

Sacramento County Sanitation Districts Financing Authority Series 2014A, Rev., 5.00%, 12/1/2027	60	69

Sacramento Municipal Utility District, Financing Authority, Cosumnes Project Rev., 5.00%, 7/1/2028	100	119

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

San Diego Community College District

GO, 5.00%, 8/1/2022	30	32

GO, 5.00%, 8/1/2025	25	30

San Diego County Regional Airport Authority, Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2031	25	32

San Diego Public Facilities Financing Authority, Fire and Life Safety Facilities Refunding Series 2012B, Rev., 4.00%, 4/15/2027	70	73

San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2008 Series 2012E, GO, Zero Coupon, 7/1/2049	885	417

San Dieguito School Facilities Financing Authority, Special Tax

Rev., 5.00%, 3/1/2024	30	34

Rev., 5.00%, 3/1/2025	125	146

San Francisco Bay Area Rapid Transit District, Election of 2004

Series 2013C, GO, 4.00%, 8/1/2022	25	26

Series D, GO, 5.00%, 8/1/2030	3,000	3,562

Series 2019F-1, GO, 5.00%, 8/1/2031	85	112

Series D, GO, 5.00%, 8/1/2032	55	65

Series 2019F-1, GO, 5.00%, 8/1/2033	25	33

San Francisco Bay Area Rapid Transit District, Election of 2016 Series 2017A-1, GO, 5.00%, 8/1/2028	70	89

San Francisco Bay Area Rapid Transit District, Sales Tax

Series A, Rev., 5.00%, 7/1/2025	510	605

Series A, Rev., 5.00%, 7/1/2026	475	563

San Francisco City and County Airport Commission, San Francisco International Airport Series 2019H, Rev., AMT, 5.00%, 5/1/2029	175	225

San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC Series 2019A, Rev., AMT, 5.00%, 1/1/2047	4,000	4,755

San Francisco City and County Public Utilities Commission Subseries A, Rev., 5.00%, 11/1/2035	1,500	1,824

San Francisco County Transportation Authority, Sales Tax Rev., 3.00%, 2/1/2022	25	26

San Francisco Municipal Transportation Agency Series 2018B, Rev., 5.00%, 3/1/2028	60	73

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

San Joaquin County Transportation Authority, Measure K Sales Tax

Rev., 5.00%, 3/1/2023	20	22

Rev., 5.00%, 3/1/2026	40	49

Rev., 5.00%, 3/1/2031	2,185	2,671

Rev., 5.00%, 3/1/2032	2,000	2,436

Rev., 5.00%, 3/1/2033	750	911

San Joaquin Delta Community College District Series 2015A, GO, 5.00%, 8/1/2022	25	27

San Jose Unified School District GO, 5.00%, 8/1/2023	25	28

San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2023 (c)	9,210	10,272

San Juan Unified School District, Election of 2012 Series 2019N, GO, 4.00%, 8/1/2025	125	144

San Luis Coastal Unified School District, Election of 2014

Series C, GO, 4.00%, 8/1/2021	25	25

Series C, GO, 4.00%, 8/1/2025	25	29

Series A, GO, 5.00%, 8/1/2026	75	86

Series B, GO, 5.00%, 8/1/2026	75	93

San Luis Obispo Public Financing Authority, Los Osos Valley Road Interchange Project Rev., 4.00%, 11/1/2023	75	82

San Marcos Unified School District

GO, 5.00%, 8/1/2031	60	75

GO, 4.00%, 8/1/2033	25	29

San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2025	55	61

San Mateo Foster City Public Financing Authority, Clean Water Program Rev., 5.00%, 8/1/2033	25	33

San Mateo Foster City School District, Election of 2008 Series 2012C, GO, 5.00%, 8/1/2022	25	27

San Mateo Joint Powers Financing Authority, Maple Street Correctional Center Series 2014A, Rev., 5.00%, 6/15/2027	75	86

San Mateo Joint Powers Financing Authority, Youth Services Campus Series A, Rev., 5.00%, 7/15/2027	25	30

San Mateo Union High School District, Election of 2006 Series 2013A, GO, 5.00%, 9/1/2023 (c)	80	90

Santa Clara County Financing Authority Series 2016A, Rev., 5.00%, 11/15/2023	65	73

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Santa Clara County Financing Authority, County Facilities

Series A, Rev., 5.00%, 5/1/2028	25	32

Series 2019A, Rev., 4.00%, 5/1/2034	55	65

Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	9,880

Santa Clara Unified School District GO, 5.00%, 7/1/2025	25	30

Santa Clara Unified School District, Election of 2014

GO, 5.00%, 7/1/2022	35	37

GO, 5.00%, 7/1/2027	25	31

Santa Clara Valley Water District, Water System Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,790

Santa Clarita Community College District GO, 4.00%, 8/1/2022	25	26

Santa Clarita Public Finance Authority, Open Space and Parkland Acquisition Program Series 2016B, Rev., 4.00%, 10/1/2026	75	89

Santa Cruz County Redevelopment Successor Agency Series 2015A, Rev., AGM, 5.00%, 9/1/2028	50	58

Santa Cruz County, Live Oak Elementary School District GO, 5.00%, 8/1/2025	100	120

Santa Cruz Libraries Facilities Financing Authority, Special Tax Rev., 5.00%, 9/1/2026	150	185

Santa Margarita Water District, Community Facilities District No. 99-1, Special Tax Series 2017A, Rev., 5.00%, 9/1/2024	280	321

Santa Margarita-Dana Point Authority, Water District Improvement

Series A, Rev., 5.00%, 8/1/2031	950	1,187

Series A, Rev., 5.00%, 8/1/2032	1,030	1,284

Series A, Rev., 5.00%, 8/1/2033	1,455	1,810

Santa Monica Community College District, Election of 2016

Series 2018A, GO, 5.00%, 8/1/2022	35	37

Series 2018A, GO, 4.00%, 8/1/2035	25	30

Santa Monica Public Financing Authority, City Services Building Project Rev., 5.00%, 7/1/2028	45	56

Santa Monica-Malibu Unified School District

Series 2016C, GO, 4.00%, 7/1/2024	30	34

GO, 5.00%, 8/1/2024	70	81

Santa Rosa High School District GO, 5.00%, 8/1/2022 (c)	40	43

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects, Tax Exempt Series 2017A, Rev., 5.00%, 8/1/2031	100	124

Schools Infrastructure Financing Agency, Special Tax Rev., AGM, 4.00%, 9/1/2034	105	114

Scotts Valley Unified School District GO, 5.00%, 8/1/2023	30	33

Sewerage Agency of Southern Marin Rev., 5.00%, 7/1/2022	25	27

Sierra Joint Community College District No. 2, School Facilities Improvement Series 2013B, GO, 5.00%, 8/1/2027	25	28

Sierra View Local Health Care District

Rev., 5.00%, 7/1/2027	155	189

Rev., 5.00%, 7/1/2028	165	205

Rev., 5.00%, 7/1/2029	160	202

Rev., 5.00%, 7/1/2030	155	198

Simi Valley Unified School District

GO, 4.00%, 8/1/2022	25	26

Series B, GO, 4.00%, 8/1/2022	30	32

GO, 5.00%, 8/1/2027	30	38

Sonoma County Junior College District Series 2013A, GO, 5.00%, 8/1/2022	25	27

Sonoma Valley Unified School District, Election of 2016 GO, 4.00%, 8/1/2042	25	29

South Orange County Public Financing Authority Rev., 5.00%, 4/1/2027	50	60

South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series 2016C, GO, Zero Coupon, 9/1/2026	250	233

Southern California Water Replenishment District

Rev., 5.00%, 8/1/2023	25	28

Rev., 5.00%, 8/1/2026	75	89

Southwestern Community College District

Series 2016B, GO, 4.00%, 8/1/2023	35	38

Series 2016B, GO, 4.00%, 8/1/2025	50	58

Series A, GO, 4.00%, 8/1/2038	1,000	1,142

State Center Community College District

GO, 5.25%, 8/1/2022 (c)	5,450	5,846

GO, 5.00%, 8/1/2030	40	47

State of California Department of Water Resources, Central Valley Project, Water System

Series AR, Rev., 5.00%, 12/1/2022	25	27

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Series AX, Rev., 5.00%, 12/1/2022	35	38

Series BA, Rev., 5.00%, 12/1/2025	30	36

Series BA, Rev., 5.00%, 12/1/2031	65	85

State of California, Various Purpose

GO, 5.13%, 4/1/2023	5	5

GO, 4.00%, 12/1/2024	15	16

GO, 5.00%, 10/1/2025	40	48

GO, AMBAC, 5.00%, 2/1/2027	565	703

GO, 5.00%, 8/1/2030	24,000	28,034

GO, 4.00%, 9/1/2033	1,340	1,545

Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2022	35	37

Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 2 Series B, GO, 5.00%, 8/1/2028	25	31

Temple City Unified School District GO, NATL-RE, 5.25%, 8/1/2022	4,640	4,853

Tustin Unified School District, School Facilities Improvement Project GO, 5.00%, 6/1/2022	25	26

Union Elementary School District Series C, GO, 5.00%, 9/1/2027	50	64

University of California

Series 2013 AF, Rev., 5.00%, 5/15/2023 (c)	60	66

Series AK, Rev., 5.00%, 5/15/2023 (b)	55	61

Series 2017AY, Rev., 5.00%, 5/15/2028	55	69

Series 2018AZ, Rev., 5.00%, 5/15/2029	30	38

Series 2018AZ, Rev., 5.00%, 5/15/2031	35	44

Series 2019BB, Rev., 5.00%, 5/15/2033	20	26

Series 2018AZ, Rev., 5.00%, 5/15/2034	25	31

University of California, Limited Project

Series G, Rev., 5.00%, 5/15/2022 (c)	2,885	3,053

Series 2015-I, Rev., 5.00%, 5/15/2023	30	33

Series 2012G, Rev., 5.00%, 5/15/2029	5,615	5,930

Series 2017M, Rev., 5.00%, 5/15/2036	25	30

Val Verde Unified School District

Series 2020A, GO, 4.00%, 8/1/2033	300	352

Series 2020A, GO, 4.00%, 8/1/2035	250	292

Series 2020A, GO, 4.00%, 8/1/2036	150	174

Ventura County Community College District GO, 5.00%, 8/1/2022	25	27

Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2027	55	68

Vista Joint Powers Financing Authority Rev., 5.25%, 5/1/2037	100	117

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Vista Unified School District, 2018 Election Series 2019A, GO, 5.00%, 8/1/2022	60	64

Walnut Energy Center Authority Series 2014A, Rev., 5.00%, 1/1/2022	25	26

Washington Unified School District, Capital Projects COP, AGM, 5.00%, 8/1/2025	100	118

West Hills Community College District, School Facilities Improvement District No. 2, 2008 Election Series 2012B, GO, AGM, 4.00%, 8/1/2038	25	26

West Hollywood Public Financing Authority, Hollywood Park Phase II Rev., 5.00%, 4/1/2022	45	47

West Valley-Mission Community College District GO, 5.00%, 8/1/2027	40	48

West Valley-Mission Community College District, Election of 2012 Series 2015B, GO, 5.00%, 8/1/2027	40	48

Westside Union School District, 2012 Election Series A, GO, 4.00%, 8/1/2022	25	26

Whittier Union High School District

Series 2014B, GO, 4.00%, 8/1/2022	30	31

GO, 5.00%, 8/1/2022	25	27

William S Hart Union High School District GO, 5.00%, 8/1/2022	50	53

Wiseburn School District Series 2016A, GO, 5.00%, 8/1/2031	50	61

Yuba City Unified School District, School Facilities Project COP, AGM, 4.00%, 10/1/2025	1,100	1,258

Total California		463,183

Colorado — 2.0%

Adams 12 Five Star Schools, The City and County of Broomfield

GO, 5.50%, 12/15/2030	1,400	1,857

GO, 5.50%, 12/15/2032	625	821

Adams and Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/1/2024	50	54

Adams County

COP, 5.00%, 12/1/2031	1,100	1,304

COP, 5.00%, 12/1/2034	500	591

Adams County School District No. 1, Mapleton Public Schools GO, 4.00%, 12/1/2030	25	29

Arapahoe County School District No. 6 Littleton

Series 2019A, GO, 5.50%, 12/1/2028	40	54

Series 2019A, GO, 5.50%, 12/1/2029	25	33

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Board of Governors of Colorado State University System Series 2019A, Rev., 4.00%, 3/1/2037	50	58

Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J Series 2016A, GO, 5.00%, 12/15/2028	5,000	5,996

Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2040 (d)	550	596

City and County of Broomfield COP, 5.00%, 12/1/2025	30	36

City and County of Broomfield, Sales and Use Tax Rev., 3.00%, 12/1/2022	50	52

City and County of Denver, Airport System

Series 2012A, Rev., AMT, 5.00%, 11/15/2022	25	27

Series 2017A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,235

Series 2017B, Rev., 5.00%, 11/15/2033	25	30

Series 2018A, Rev., AMT, 5.00%, 12/1/2036	2,500	3,419

City of Aurora, First Lien Water, Green Bonds

Rev., 5.00%, 8/1/2021	25	26

Rev., 5.00%, 8/1/2024	15	17

City of Colorado Springs, Utilities System Improvement

Series 2011-A, Rev., 5.00%, 11/15/2022	50	52

Series A-1, Rev., 5.00%, 11/15/2023	30	34

City of Commerce City COP, AGM, 4.00%, 12/15/2037	150	170

City of Englewood

GO, 5.00%, 12/1/2025	45	54

GO, 5.00%, 12/1/2029	15	19

Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2025	55	63

Colorado Crossing Metropolitan District No. 2, Limited Tax

Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	1,079

Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	2,079

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project

Rev., 4.00%, 12/1/2030 (d)	595	609

Rev., 5.00%, 12/1/2040 (d)	555	594

Colorado Educational and Cultural Facilities Authority, University Denver Project Rev., NATL-RE, 5.00%, 3/1/2035	5,055	6,593

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Rev., 5.00%, 11/15/2028	30	36

Colorado Health Facilities Authority, Boulder Community Health Project

Rev., 5.00%, 10/1/2031	900	1,157

Rev., 5.00%, 10/1/2032	900	1,149

Rev., 5.00%, 10/1/2033	1,000	1,269

Rev., 5.00%, 10/1/2034	1,100	1,389

Rev., 4.00%, 10/1/2035	725	840

Rev., 4.00%, 10/1/2037	400	460

Rev., 4.00%, 10/1/2038	300	344

Rev., 4.00%, 10/1/2039	270	309

Rev., 4.00%, 10/1/2040	300	342

Colorado Health Facilities Authority, Commonspirit Health

Series A-1, Rev., 5.00%, 8/1/2031	2,500	3,153

Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,261

Series A-1, Rev., 5.00%, 8/1/2032	2,000	2,511

Series A-2, Rev., 5.00%, 8/1/2032	2,000	2,511

Series A-1, Rev., 5.00%, 8/1/2034	1,865	2,324

Series A-2, Rev., 5.00%, 8/1/2034	2,000	2,492

Series A-1, Rev., 5.00%, 8/1/2035	2,500	3,106

Series A-2, Rev., 5.00%, 8/1/2035	2,000	2,485

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project

Series 2015A, Rev., 3.00%, 9/1/2024	235	252

Series 2020A, Rev., 4.00%, 9/1/2045	1,000	1,112

Colorado Health Facilities Authority, School Health System Series 2013A, Rev., 5.50%, 1/1/2035	4,500	5,025

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (b)	2,465	2,561

Colorado Mountain College COP, 5.00%, 8/1/2031	30	36

Colorado State Board for Community Colleges and Occupational Educational System Series 2019A, Rev., 5.00%, 11/1/2025	40	48

County of Eagle COP, 5.00%, 12/1/2028	25	30

County of Gunnison COP, 4.00%, 12/1/2033	50	59

County of Pueblo, Community Improvement Projects COP, 5.00%, 12/1/2026	50	61

Dawson Ridge Metropolitan District No.1 Series A, GO, Zero Coupon, 10/1/2022 (c)	10,000	9,964

Debeque School District No. 49JT GO, 4.00%, 12/1/2024	10	11

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Denver Health and Hospital Authority

Series 2019A, Rev., 5.00%, 12/1/2030	1,000	1,271

Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,767

Series 2019A, Rev., 5.00%, 12/1/2032	1,330	1,669

Series 2019A, Rev., 5.00%, 12/1/2033	1,100	1,372

Douglas County School District No. Re-1 Douglas and Elbert Counties GO, 5.00%, 12/15/2028	20	26

Eagle County School District No. Re50J GO, 5.00%, 12/1/2023	30	34

Ebert Metropolitan District Series 2018A-2, GO, 5.00%, 12/1/2034	170	211

El Paso County School District No. 3 Widefield GO, 5.00%, 12/1/2034	50	61

El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2028	25	31

Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	290	306

Jefferson County School District R-1 COP, 5.00%, 12/15/2028	5	6

Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	2,450	3,081

Montrose County School District RE-1J GO, 5.00%, 12/1/2036	200	243

Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	799

Regional Transportation District, Denver Transit Partners

Rev., 3.00%, 1/15/2026	105	114

Rev., 5.00%, 7/15/2031	500	643

Rev., 5.00%, 1/15/2032	700	898

Rev., 4.00%, 7/15/2033	1,935	2,329

Rev., 4.00%, 7/15/2034	1,000	1,178

Rev., 4.00%, 7/15/2035	1,000	1,172

Regional Transportation District, Sales Tax, Fastracks Project Series 2013A, Rev., 5.00%, 11/1/2029	100	132

State of Colorado Series 2018A, COP, 4.00%, 12/15/2034	75	87

State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement

COP, 5.00%, 6/15/2023	45	50

COP, 5.00%, 6/15/2041	1,500	1,760

State of Colorado, Building Excellent Schools Today Series 2018N, COP, 5.00%, 3/15/2028	75	95

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

University of Colorado, Enterprise System

Series 2013A, Rev., 5.00%, 6/1/2023	25	28

Series 2017A-2, Rev., 5.00%, 6/1/2023	95	105

Series 2014A, Rev., 5.00%, 6/1/2024 (c)	60	69

Series 2015A, Rev., 5.00%, 6/1/2025 (c)	25	29

Series 2019B, Rev., 5.00%, 6/1/2028	25	32

Series 2017A-1, Rev., 4.00%, 6/1/2032	25	28

University of Northern Colorado, Institutional Enterprise Series 2018B, Rev., 4.00%, 6/1/2035	250	286

Weld County School District No. RE-2 Eaton GO, 5.00%, 12/1/2035	40	52

Total Colorado		93,842

Connecticut — 1.3%

City of Derby Series A, GO, 5.00%, 8/1/2027	15	19

City of Milford Series 2014B, GO, 4.00%, 11/1/2026	50	56

City of Stamford, Water Pollution Control System and Facility

Series 2013A, Rev., 5.50%, 8/15/2023	100	113

Series A, Rev., 5.00%, 8/15/2024	100	111

Series A, Rev., 5.00%, 8/15/2025	350	390

Series 2013A, Rev., 5.00%, 8/15/2026	150	167

Series 2013A, Rev., 5.00%, 8/15/2027	250	277

Series A, Rev., 5.00%, 8/15/2029	300	333

Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series N, Rev., 5.00%, 11/1/2025	4,165	4,629

Connecticut State Health and Educational Facilities Authority, McLean

Series 2020A, Rev., 5.00%, 1/1/2030 (d)	250	279

Series 2020A, Rev., 5.00%, 1/1/2045 (d)	500	539

Connecticut State Health and Educational Facilities Authority, Nuvance Health Series 2019A, Rev., 5.00%, 7/1/2033	2,630	3,262

Connecticut State Health and Educational Facilities Authority, Sacred Heart University

Series K, Rev., 5.00%, 7/1/2031	800	1,013

Series K, Rev., 5.00%, 7/1/2032	700	882

Series K, Rev., 5.00%, 7/1/2033	625	784

Series K, Rev., 5.00%, 7/1/2034	725	906

Series K, Rev., 5.00%, 7/1/2035	525	654

Series K, Rev., 5.00%, 7/1/2036	1,000	1,241

Series K, Rev., 5.00%, 7/1/2037	1,750	2,163

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued

Series K, Rev., 5.00%, 7/1/2038	2,750	3,389

Series K, Rev., 5.00%, 7/1/2040	1,600	1,962

Connecticut State Health and Educational Facilities Authority, Trinity College Series R, Rev., 4.00%, 6/1/2045	2,250	2,527

South Central Connecticut Regional Water Authority, Water System Series B-1, Rev., 5.00%, 8/1/2022	45	48

State of Connecticut

Series 2017A, GO, 5.00%, 4/15/2024	160	182

Series 2019A, GO, 5.00%, 4/15/2028	4,700	5,959

Series 2019A, GO, 5.00%, 4/15/2030	4,000	5,119

Series 2014A, GO, 4.00%, 3/1/2034	40	43

Series 2019A, GO, 5.00%, 4/15/2034	3,450	4,328

Series 2019A, GO, 5.00%, 4/15/2035	2,900	3,628

Series 2016A, GO, 4.00%, 3/15/2036	60	67

Series 2019A, GO, 5.00%, 4/15/2036	2,300	2,868

Series 2017A, GO, 4.00%, 4/15/2037	460	520

Series 2019A, GO, 4.00%, 4/15/2038	3,625	4,181

State of Connecticut Clean Water Fund, State Revolving Fund

Series 2017A, Rev., 4.00%, 5/1/2023	20	22

Series 2015A, Rev., 5.00%, 3/1/2024	70	80

Series 2015A, Rev., 5.00%, 3/1/2025	170	200

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series 2015A, Rev., 5.00%, 8/1/2026	5,000	5,919

Series 2013A, Rev., 5.00%, 10/1/2029	25	28

Series A, Rev., 5.00%, 9/1/2030	2,000	2,289

Series 2016A, Rev., 5.00%, 9/1/2031	25	30

Series 2015A, Rev., 5.00%, 8/1/2032	15	18

Town of East Haven Series 2016B, GO, 4.00%, 8/1/2024	25	27

Town of North Haven GO, 3.00%, 10/1/2021 (c)	30	30

Town of Sprague GO, 4.00%, 9/1/2021	10	10

Town of Trumbull Series B, GO, 5.00%, 9/1/2025	50	60

Total Connecticut		61,352

Delaware — 0.4%

Delaware Health Facilities Authority, Christiana Care Health System Series 2020A, Rev., 5.00%, 10/1/2028	115	148

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Delaware — continued

Delaware State Economic Development Authority, Newark Charter School, Inc. Project

Rev., 4.00%, 9/1/2023	355	379

Rev., 4.00%, 9/1/2025	385	424

Rev., 4.00%, 9/1/2030	530	607

Rev., 5.00%, 9/1/2040	1,550	1,847

Rev., 5.00%, 9/1/2050	600	701

Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	11,000	12,724

Delaware Transportation Authority

Rev., 5.00%, 7/1/2023	40	44

Rev., 5.00%, 7/1/2025	25	30

Rev., 5.00%, 7/1/2026	75	92

State of Delaware Series 2019A, GO, 5.00%, 10/1/2022	45	48

University of Delaware

Rev., 5.00%, 11/1/2035	525	668

Rev., 5.00%, 11/1/2039	875	1,101

Total Delaware		18,813

District of Columbia — 1.1%

District of Columbia

Series 2015A, GO, 5.00%, 6/1/2027	50	59

Series 2018A, GO, 5.00%, 6/1/2027	25	32

Series D, GO, 5.00%, 6/1/2028	1,500	1,878

Series 2016A, GO, 5.00%, 6/1/2029	25	30

Series 2017A, GO, 5.00%, 6/1/2030	1,250	1,546

Series D, GO, 5.00%, 6/1/2030	3,750	4,613

Series D, GO, 5.00%, 6/1/2031	50	61

Series A, GO, 5.00%, 6/1/2035	7,175	8,388

Series A, GO, 5.00%, 6/1/2036	4,200	4,901

District of Columbia, Income Tax

Series 2012C, Rev., 4.00%, 12/1/2022	20	21

Series 2012A, Rev., 5.00%, 12/1/2022	20	21

Series 2019C, Rev., 5.00%, 10/1/2031	35	46

Series 2020A, Rev., 5.00%, 3/1/2038	70	90

Series 2020A, Rev., 5.00%, 3/1/2040	210	269

District of Columbia, Kipp DC Project

Rev., 5.00%, 7/1/2023	100	109

Rev., 5.00%, 7/1/2024	100	113

Rev., 5.00%, 7/1/2025	180	209

Series 2017A, Rev., 5.00%, 7/1/2025	100	116

Rev., 5.00%, 7/1/2026	185	219

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued

Rev., 5.00%, 7/1/2027	115	139

Rev., 5.00%, 7/1/2028	250	308

Rev., 5.00%, 7/1/2029	230	288

District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series B, Rev., 5.00%, 10/1/2037	100	118

Metropolitan Washington Airports Authority Dulles Toll Road Series 2019B, Rev., AGM, 4.00%, 10/1/2053	500	558

Metropolitan Washington Airports Authority, Airport System

Series C, Rev., 5.00%, 10/1/2021	30	31

Series 2019B, Rev., 5.00%, 10/1/2027	75	94

Series 2017A, Rev., AMT, 5.00%, 10/1/2029	180	221

Washington Convention and Sports Authority, Senior Lien Dedicated Tax Refunding

Series 2018A, Rev., 5.00%, 10/1/2025	1,750	1,989

Series A, Rev., 5.00%, 10/1/2026	5,005	5,798

Series A, Rev., 5.00%, 10/1/2027	4,620	5,434

Series 2018A, Rev., 5.00%, 10/1/2028	4,035	4,712

Series A, Rev., 5.00%, 10/1/2029	2,690	3,119

Washington Metropolitan Area Transit Authority

Series B, Rev., 5.00%, 7/1/2029	5	6

Series 2017B, Rev., 5.00%, 7/1/2030	50	61

Series A-1, Rev., 5.00%, 7/1/2030	5,185	6,364

Rev., 5.00%, 7/1/2034	5	6

Series 2017B, Rev., 5.00%, 7/1/2034	75	91

Total District of Columbia		52,058

Florida — 2.9%

Bay County School Board

Series 2020A, COP, AGM, 5.00%, 7/1/2031	845	1,104

Series 2020A, COP, AGM, 5.00%, 7/1/2032	825	1,071

Series 2020A, COP, AGM, 5.00%, 7/1/2033	675	872

Series 2020A, COP, AGM, 5.00%, 7/1/2034	1,000	1,286

Brevard County Health Facilities Authority, Health First, Inc., Project

Rev., 5.00%, 4/1/2022	1,000	1,049

Rev., 5.00%, 4/1/2024	1,250	1,416

Broward County Water and Sewer Utility Series B, Rev., 5.00%, 10/1/2025	35	42

Capital Projects Finance Authority, Capital Projects Loan Program — Florida Universities

Series 2020A-1, Rev., 5.00%, 10/1/2024	550	610

Series 2020A-1, Rev., 5.00%, 10/1/2025	1,000	1,132

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Series 2020A-1, Rev., 5.00%, 10/1/2026	1,000	1,152

Series 2020A-1, Rev., 5.00%, 10/1/2027	1,000	1,167

Series 2020A-1, Rev., 5.00%, 10/1/2028	1,000	1,181

City of Gainesville, Utilities System Series 2017A, Rev., 5.00%, 10/1/2037	120	147

City of Jacksonville Series 2016A, Rev., 5.00%, 10/1/2027	100	123

City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project

Rev., 4.00%, 11/1/2036	500	568

Rev., 4.00%, 11/1/2037	1,040	1,178

Rev., 4.00%, 11/1/2038	1,085	1,226

Rev., 4.00%, 11/1/2039	1,650	1,859

Rev., 4.00%, 11/1/2040	2,170	2,439

City of Pompano Beach

GO, 5.00%, 7/1/2023	30	33

GO, 5.00%, 7/1/2030	110	141

City of Port St. Lucie, Utility Systems Rev., 5.00%, 9/1/2023	50	56

City of St. Petersburg, Public Utility Series 2014B, Rev., 5.00%, 10/1/2024	75	87

City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	50	56

City of Tampa, H. Lee Moffitt Cancer Center Project

Series 2020B, Rev., 5.00%, 7/1/2026	100	121

Series 2020B, Rev., 5.00%, 7/1/2027	125	155

Series 2020B, Rev., 5.00%, 7/1/2028	230	289

Series 2020B, Rev., 5.00%, 7/1/2029	225	287

Series 2020B, Rev., 5.00%, 7/1/2030	250	323

Series 2020B, Rev., 5.00%, 7/1/2031	325	415

Series 2020B, Rev., 5.00%, 7/1/2032	250	318

Series 2020B, Rev., 5.00%, 7/1/2033	250	316

Series 2020B, Rev., 5.00%, 7/1/2034	300	378

Series 2020B, Rev., 5.00%, 7/1/2035	300	377

Series 2020B, Rev., 5.00%, 7/1/2036	500	626

Series 2020B, Rev., 4.00%, 7/1/2038	185	212

Series 2020B, Rev., 4.00%, 7/1/2039	1,600	1,827

Series 2020B, Rev., 5.00%, 7/1/2040	2,340	2,918

Series 2020B, Rev., 4.00%, 7/1/2045	7,400	8,304

City of Tampa, Water and Sewer Improvement System Rev., 5.00%, 10/1/2021 (c)	500	514

City of West Palm Beach, Special Obligation Series C, Rev., 5.00%, 10/1/2028	25	31

County of Broward Series 2007B, GO, 5.00%, 1/1/2022	25	25

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

County of Broward, Airport System Series 2019A, Rev., AMT, 5.00%, 10/1/2027	1,850	2,291

County of Broward, Professional Sports Facilities, Civic Arena Project Rev., 5.00%, 9/1/2024	40	45

County of Escambia, Sales Tax Rev., 5.00%, 10/1/2025	15	18

County of Hillsborough, Environmental Lands Acquisition and Protection Program Series 2019A, GO, 5.00%, 7/1/2021	30	30

County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2035	190	217

County of Lee, Water and Sewer Series B, Rev., 5.00%, 10/1/2023	25	28

County of Manatee Rev., 5.00%, 10/1/2026	25	28

County of Manatee, Public Utilities

Rev., 5.00%, 10/1/2028	535	676

Rev., 5.00%, 10/1/2031	815	1,017

County of Martin, Half-Cent Sales Tax Rev., 5.00%, 7/1/2022	25	27

County of Miami-Dade, Aviation

Rev., AMT, 5.00%, 10/1/2028	1,500	1,720

Rev., 5.00%, 10/1/2029	900	1,080

Series B, Rev., 5.00%, 10/1/2029	1,250	1,439

County of Miami-Dade, Building Better Communities Program

Series A, GO, 5.00%, 7/1/2033	2,835	3,430

Series 2016A, GO, 5.00%, 7/1/2034	5,355	6,465

County of Miami-Dade, Capital Asset Acquisition

Series 2016A, Rev., 3.00%, 4/1/2022	60	62

Series 2019B, Rev., 5.00%, 4/1/2040	45	55

County of Miami-Dade, Public Health Trust Program Series A, GO, 5.00%, 7/1/2036	3,000	3,814

County of Miami-Dade, Subordinate Special Obligation Rev., 5.00%, 10/1/2028	120	147

County of Miami-Dade, Transit System, Sales Surtax

Rev., 5.00%, 7/1/2022	90	95

Rev., 4.00%, 7/1/2034	35	40

Rev., 5.00%, 7/1/2034	475	609

County of Miami-Dade, Water and Sewer System Rev., 5.00%, 10/1/2033	25	32

Series 2017A, Rev., 4.00%, 10/1/2037	40	46

Series 2017A, Rev., 4.00%, 10/1/2039	50	57

Series 2019B, Rev., 5.00%, 10/1/2044	40	50

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

County of Orange, Sales Tax Series 2012C, Rev., 5.00%, 1/1/2023	25	27

County of Palm Beach, Airport System Rev., AMT, 5.00%, 10/1/2036	500	575

County of Palm Beach, Public Improvement Rev., 5.00%, 5/1/2038	1,545	1,839

County of Polk, Utility System Rev., 5.00%, 10/1/2030	50	67

County of Sarasota, Guaranteed Entitlement Rev., 4.50%, 10/1/2029	25	27

County of Sarasota, Utility System Series 2019A, Rev., 5.00%, 10/1/2038	35	43

East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2023	40	45

Escambia County Health Facilities Authority, Baptist Health Care Corp., Obligated Group Series 2020A, Rev., 5.00%, 8/15/2040	3,600	4,415

Florida Atlantic University Finance Corp., Student Housing Project

Series 2019A, Rev., 5.00%, 7/1/2027	300	372

Series 2019B, Rev., 5.00%, 7/1/2032	1,715	2,157

Series 2019B, Rev., 5.00%, 7/1/2033	1,475	1,848

Florida Department of Environmental Protection Series 2017A, Rev., 5.00%, 7/1/2028	40	51

Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2026	20	25

Florida Development Finance Corp., Educational Facilities, Renaissance Charter School Inc., Project

Series 2020C, Rev., 4.00%, 9/15/2030 (d)	235	250

Series 2020C, Rev., 5.00%, 9/15/2040 (d)	525	575

Florida Development Finance Corp., Imagine School at Broward Project

Series A, Rev., 2.63%, 12/15/2024 (d)	300	307

Series A, Rev., 4.00%, 12/15/2029 (d)	265	294

Series A, Rev., 5.00%, 12/15/2039 (d)	305	355

Florida Development Finance Corp., Mater Academy Project

Series 2020A, Rev., 4.00%, 6/15/2025	455	502

Series 2020A, Rev., 5.00%, 6/15/2026	370	434

Series 2020A, Rev., 5.00%, 6/15/2027	390	466

Series 2020A, Rev., 5.00%, 6/15/2028	410	484

Series 2020A, Rev., 5.00%, 6/15/2029	400	468

Series 2020A, Rev., 5.00%, 6/15/2030	375	435

Series 2020A, Rev., 5.00%, 6/15/2035	1,000	1,147

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

Florida Gulf Coast University Financing Corp., Housing Project Series 2019A, Rev., 5.00%, 2/1/2026	125	150

Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology

Rev., 5.00%, 10/1/2021	110	112

Rev., 5.00%, 10/1/2022	110	117

Rev., 5.00%, 10/1/2023	125	137

Greater Orlando Aviation Authority Series 2019A, Rev., AMT, 5.00%, 10/1/2038	1,810	2,219

Halifax Hospital Medical Center Rev., 5.00%, 6/1/2022	25	26

Hillsborough County, Aviation Authority, Tampa International Airport Series 2018F, Rev., 5.00%, 10/1/2043	150	181

JEA Electric System

Series D, Rev., 5.00%, 4/1/2023 (c)	10	11

Series A, Rev., 5.00%, 10/1/2023 (c)	1,395	1,564

Key West Utility Board, Electric System Rev., 5.00%, 10/1/2027	45	56

Lee County School Board (The) Series 2016A, COP, 5.00%, 8/1/2035	25	30

Lee Memorial Health System

Series 2019A-1, Rev., 5.00%, 4/1/2028	3,375	4,208

Series 2019A-1, Rev., 5.00%, 4/1/2029	2,500	3,198

Manatee County School District, Sales Tax Rev., AGM, 5.00%, 10/1/2023	50	55

Orange County School Board Series 2016C, COP, 5.00%, 8/1/2033	40	48

Orlando Utilities Commission Series 2012A, Rev., 5.00%, 10/1/2023	25	28

Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group

Series 2020B, Rev., 4.00%, 11/15/2041	250	285

Series 2020B, Rev., 5.00%, 11/15/2042	500	599

Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion

Rev., 2.63%, 6/1/2025	3,985	4,029

Rev., 3.00%, 6/1/2027	7,280	7,426

Palm Beach County School District Series C, COP, 5.00%, 8/1/2029	16,000	20,343

School Board of Miami-Dade County (The) Series 2015A, COP, 5.00%, 5/1/2030	70	81

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

School District of Broward County Series 2019A, COP, 5.00%, 7/1/2029	35	46

South Florida Water Management District COP, 5.00%, 10/1/2036	125	148

State of Florida Department of Education

Series 2018A, Rev., 5.00%, 7/1/2024	1,025	1,153

Series A, Rev., 5.00%, 7/1/2025	2,375	2,743

Series A, Rev., 5.00%, 7/1/2026	3,385	4,000

State of Florida Department of Transportation Rev., 5.00%, 7/1/2021	35	36

State of Florida Department of Transportation Turnpike System

Series 2013A, Rev., 5.00%, 7/1/2022	35	37

Series 2013B, Rev., 5.00%, 7/1/2022	75	80

Series 2013A, Rev., 5.00%, 7/1/2023	30	33

Series 2016A, Rev., 5.00%, 7/1/2023	20	22

Series 2019A, Rev., 5.00%, 7/1/2024	25	29

Series 2019A, Rev., 5.00%, 7/1/2034	140	176

State of Florida, Capital Outlay

Series 2012C, GO, 5.00%, 6/1/2023	40	42

Series 2015F, GO, 5.00%, 6/1/2026	25	30

State of Florida, State Board of Education, Lottery

Series 2016A, Rev., 5.00%, 7/1/2022	35	37

Series 2017A, Rev., 5.00%, 7/1/2028	340	440

Tohopekaliga Water Authority, Utility System

Rev., 4.00%, 10/1/2022	25	27

Rev., 4.00%, 10/1/2034	30	34

Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Project

Series 2020A, Rev., 4.00%, 10/15/2035	400	459

Series 2020A, Rev., 4.00%, 10/15/2036	500	570

Total Florida		133,202

Georgia — 1.7%

Albany-Dougherty Inner City Authority, State University Projects

Rev., 5.00%, 7/1/2029	1,100	1,366

Rev., 5.00%, 7/1/2030	1,155	1,454

Rev., 5.00%, 7/1/2031	425	532

Athens-Clarke County Unified Government, Sales Tax GO, 5.00%, 12/1/2028	300	390

Cherokee County Board of Education, School System GO, 5.00%, 8/1/2031	725	871

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

GO, 5.00%, 8/1/2032	750	898

GO, 5.00%, 8/1/2033	690	823

Cherokee County Water and Sewer Authority Rev., 5.00%, 8/1/2032	25	30

City of Atlanta, Water and Wastewater

Series 2013B, Rev., 5.00%, 11/1/2023	30	34

Rev., 5.00%, 11/1/2029	2,110	2,467

Rev., 5.00%, 11/1/2030	4,250	4,963

City of Columbus, Water and Sewerage

Series 2014A, Rev., 5.00%, 5/1/2027	445	509

Series 2014A, Rev., 5.00%, 5/1/2028	595	679

Rev., 5.00%, 5/1/2031	280	334

Rev., 5.00%, 5/1/2034	350	414

Rev., 5.00%, 5/1/2035	350	413

Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project

Series 2020A, Rev., 4.00%, 4/1/2032	400	474

Series 2020A, Rev., 4.00%, 4/1/2033	500	590

Series 2020A, Rev., 4.00%, 4/1/2034	350	411

Series 2020A, Rev., 4.00%, 4/1/2035	250	293

Series 2020A, Rev., 4.00%, 4/1/2036	505	590

Series 2020A, Rev., 3.00%, 4/1/2037	700	736

Series 2020A, Rev., 4.00%, 4/1/2039	475	549

Series 2020A, Rev., 5.00%, 4/1/2040	500	624

Series 2020A, Rev., 3.00%, 4/1/2045	1,785	1,833

County of DeKalb, Water and Sewerage

Rev., 5.00%, 10/1/2021	35	36

Series B, Rev., 5.25%, 10/1/2022	4,810	5,197

Series B, Rev., 5.25%, 10/1/2023	8,660	9,754

Series 2006B, Rev., 5.25%, 10/1/2026	5,500	6,858

County of Oconee, Water and Sewerage Rev., 5.00%, 9/1/2023	50	53

DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Series 2019B, Rev., 5.00%, 7/1/2032	50	64

Forsyth County School District GO, 5.00%, 2/1/2022	30	32

Forsyth County Water and Sewerage Authority Rev., GTD, 4.00%, 4/1/2021	25	25

Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2017A, Rev., 5.00%, 2/15/2028	115	140

Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects

Rev., 5.00%, 6/15/2023	645	710

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	33

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Georgia — continued

Rev., 5.00%, 6/15/2024	580	662

Rev., 5.00%, 6/15/2025	650	765

Rev., 5.00%, 6/15/2026	500	604

Rev., 5.00%, 6/15/2027	500	619

Rev., 5.00%, 6/15/2028	500	630

Rev., 5.00%, 6/15/2029	500	642

Rev., 5.00%, 6/15/2030	500	635

Rev., 5.00%, 6/15/2031	800	1,010

Rev., 3.00%, 6/15/2032	1,175	1,267

Rev., 5.00%, 6/15/2033	1,660	2,078

Rev., 5.00%, 6/15/2034	1,125	1,403

Rev., 5.00%, 6/15/2035	1,250	1,555

Rev., 4.00%, 6/15/2036	1,000	1,155

Rev., 4.00%, 6/15/2037	1,500	1,726

Rev., 4.00%, 6/15/2039	1,785	2,043

Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project

Rev., 4.00%, 8/1/2035	500	568

Rev., 4.00%, 8/1/2036	375	425

Rev., 4.00%, 8/1/2037	495	557

Henry County, Water and Sewerage Authority

Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2028	5,000	6,453

Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2029	25	33

Main Street Natural Gas, Inc., Gas Project Series A, Rev., 5.50%, 9/15/2021	1,475	1,516

Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017C, Rev., 5.00%, 7/1/2023	65	72

Newton County School District Series 2012A, GO, 5.00%, 4/1/2022	40	42

Polk School District, Sales Tax GO, 5.00%, 3/1/2025	360	424

Private Colleges and Universities Authority, Emory University

Series 2019A, Rev., 5.00%, 9/1/2028	40	51

Series A, Rev., 5.00%, 10/1/2043	2,005	2,200

State of Georgia

Series 2013C, GO, 4.00%, 10/1/2023	25	27

Series E, GO, 5.00%, 12/1/2023	20	23

Series A-2, GO, 5.00%, 2/1/2029	5,020	6,208

Total Georgia		80,539

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hawaii — 0.5%

City and County Honolulu, Wastewater System Series 2019A, Rev., 4.00%, 7/1/2025	25	29

City and County of Honolulu

Series 2019D, GO, 5.00%, 8/1/2023	20	22

Series B, GO, 5.00%, 10/1/2027	8,695	10,376

Series C, GO, 5.00%, 10/1/2027	3,000	3,580

City and County of Honolulu, Tax-Exempt Series 2017D, GO, 5.00%, 9/1/2023	20	22

State of Hawaii

Series FE, GO, 5.00%, 10/1/2027	1,315	1,619

Series FG, GO, 5.00%, 10/1/2028	2,500	3,070

Series FW, GO, 5.00%, 1/1/2032	5,000	6,357

Total Hawaii		25,075

Idaho — 0.2%

Idaho Housing and Finance Association, Federal Highway Trust

Series A, Rev., GRAN, 5.00%, 7/15/2025	2,550	3,010

Series A, Rev., GRAN, 5.00%, 7/15/2026	4,800	5,815

Total Idaho		8,825

Illinois — 5.5%

Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2031	305	364

Chicago O’Hare International Airport, General Airport, Senior Lien Series C, Rev., 5.00%, 1/1/2022	195	203

City of Altamont, Electric Ars Series 2019B, GO, 3.00%, 1/1/2024	35	37

City of Aurora Series 2015-C, GO, 3.00%, 12/30/2022	100	104

City of Chicago, Motor Fuel Tax Rev., 5.00%, 1/1/2022	20	21

City of Chicago, Pilsen Redevelopment Project

Series 2014A, Rev., 5.00%, 6/1/2022	1,000	1,048

City of Chicago, Wastewater Transmission Rev., 5.00%, 1/1/2022	700	726

City of Chicago, Waterworks, Second Lien

Rev., 5.00%, 11/1/2021	1,500	1,545

Rev., 5.00%, 11/1/2022	600	644

Rev., 5.00%, 11/1/2027	1,000	1,149

Rev., 5.00%, 11/1/2030	500	568

City of Country Club Hills GO, 4.00%, 12/1/2021	40	41

City of Decatur GO, AGM, 5.00%, 3/1/2028	15	17

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

City of Rockford, Sales Tax

GO, 4.00%, 12/15/2027	480	562

GO, 4.00%, 12/15/2028	500	589

GO, 4.00%, 12/15/2029	515	602

GO, 4.00%, 12/15/2030	360	418

City of Springfield, Senior Lien Electric

Rev., 5.00%, 3/1/2027	4,500	5,245

Rev., 5.00%, 3/1/2028	4,000	4,652

Rev., AGM, 3.50%, 3/1/2030	3,500	3,738

Cook County School District No. 111, Burbank GO, AGM, 4.00%, 12/1/2035	50	57

Cook County School District No. 122, Ridgeland, Capital Appreciation GO, AGM-CR, NATL-RE, Zero Coupon, 12/1/2021 (c)	5,000	4,993

Cook County Township High School District No 225 Series 2016A, GO, 5.00%, 12/1/2024	15	17

County of Cook, Sales Tax Rev., 5.00%, 11/15/2031	3,600	4,429

County of Du Page, Courthouse Project

GO, 5.00%, 1/1/2028	255	308

GO, 5.00%, 1/1/2029	730	880

County of Will GO, 4.00%, 11/15/2036	60	67

Du Page Cook and Will Counties Community College District No. 502 GO, 5.00%, 6/1/2023	25	28

DuPage and Cook Counties Community Consolidated School District No. 181 Hinsdale

Rev., 5.00%, 12/1/2025	25	30

Series 2018A, GO, 4.00%, 1/15/2032	25	28

DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO, 5.00%, 10/1/2025	30	35

DuPage County High School District No. 87 Glenbard GO, 5.00%, 1/1/2028	25	29

Illinois Finance Authority, Advocate Health Care Network

Series 2013A, Rev., 5.00%, 6/1/2023	20	22

Rev., 4.13%, 5/1/2025	5	6

Series 2013A, Rev., 5.00%, 6/1/2027	110	120

Rev., 4.13%, 5/1/2045	35	37

Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2039	80	101

Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2025	400	468

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Illinois Finance Authority, Riverside Health System Rev., 4.00%, 11/15/2030	45	51

Illinois Finance Authority, Rush University Medical Center Obligated Group Series 2015A, Rev., 5.00%, 11/15/2024	1,000	1,154

Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2035	40	47

Illinois Sports Facilities Authority (The), State Tax

Rev., 5.00%, 6/15/2028	2,000	2,485

Rev., 5.00%, 6/15/2029	2,500	3,157

Rev., 5.00%, 6/15/2030	1,500	1,879

Illinois State Toll Highway Authority

Series 2019C, Rev., 5.00%, 1/1/2028	25	31

Series 2015B, Rev., 5.00%, 1/1/2029	35	42

Series 2019C, Rev., 5.00%, 1/1/2029	10,000	12,829

Series 2016B, Rev., 5.00%, 1/1/2030	30	36

Series 2019C, Rev., 5.00%, 1/1/2030	19,000	24,790

Series 2019C, Rev., 5.00%, 1/1/2031	11,050	14,293

Series 2016A, Rev., 5.00%, 12/1/2031	30	36

Kane County Community Unit School District No. 304 Geneva GO, 5.00%, 1/1/2029	20	25

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 5.00%, 12/1/2025	60	71

Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	78

Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	162

Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	77

Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	48

Series 2020A, GO, AGM, 4.00%, 12/1/2030	75	89

Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	117

Series 2020A, GO, AGM, 4.00%, 12/1/2032	115	134

Series 2020A, GO, AGM, 4.00%, 12/1/2033	130	151

Series 2020A, GO, AGM, 4.00%, 12/1/2034	230	267

Series 2020A, GO, AGM, 4.00%, 12/1/2035	280	324

Series 2020A, GO, AGM, 4.00%, 12/1/2036	250	288

Kane, Cook and DuPage Counties School District No. 46, Elgin Series 2015D, GO, 5.00%, 1/1/2034	1,700	1,904

Lake County Community Consolidated School District No. 3 Beach Park

GO, AGM, 4.00%, 2/1/2030	730	860

GO, AGM, 4.00%, 2/1/2031	830	972

GO, AGM, 4.00%, 2/1/2032	535	624

GO, AGM, 4.00%, 2/1/2033	500	579

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

McHenry County Community Consolidated School District No. 47 Crystal Lake Rev., 4.00%, 2/1/2028	25	29

Northern Illinois University, Auxiliary Facilities System

Series 2020B, Rev., 5.00%, 4/1/2027	550	667

Series 2020B, Rev., 5.00%, 4/1/2028	650	803

Series 2020B, Rev., 5.00%, 4/1/2029	425	534

Series 2020B, Rev., 5.00%, 4/1/2030	250	319

Series 2020B, Rev., 5.00%, 4/1/2031	520	660

Series 2020B, Rev., 5.00%, 4/1/2032	650	820

Series 2020B, Rev., 5.00%, 4/1/2033	675	848

Series 2020B, Rev., 5.00%, 4/1/2034	475	594

Regional Transportation Authority Series 2002A, Rev., NATL-RE, 6.00%, 7/1/2029	55	72

Sales Tax Securitization Corp.

Series 2017A, Rev., 5.00%, 1/1/2027	90	109

Series C, Rev., 5.50%, 1/1/2030	18,250	23,282

Series C, Rev., 5.50%, 1/1/2031	26,360	33,459

Series C, Rev., 5.25%, 1/1/2034	22,520	27,822

Southwestern Illinois Development Authority, Flood Prevention District Council Project

Rev., 5.00%, 4/15/2028	385	482

Rev., 5.00%, 4/15/2029	295	375

Rev., 5.00%, 4/15/2030	625	805

Rev., 4.00%, 4/15/2031	1,450	1,738

State of Illinois

GO, 5.00%, 5/1/2022	160	167

Series 2018A, GO, 5.00%, 10/1/2022	180	191

GO, 5.00%, 3/1/2023	10	10

GO, 5.00%, 5/1/2023	120	130

Series 2018A, GO, 4.00%, 5/1/2024	50	54

Series D, GO, 5.00%, 11/1/2024	15,715	17,571

GO, 5.00%, 1/1/2025	700	786

GO, 5.00%, 3/1/2025	5,600	5,796

GO, 5.00%, 8/1/2025	25	26

GO, 5.00%, 2/1/2026	4,900	5,616

GO, 5.00%, 3/1/2026	5,910	6,112

Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,946

GO, 5.00%, 6/1/2027	25	29

GO, 5.00%, 1/1/2028	150	170

GO, 4.13%, 3/1/2028	30	31

GO, 4.50%, 2/1/2029	450	481

Series A, GO, 5.00%, 5/1/2030	35	41

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

GO, 4.13%, 11/1/2031	40	43

GO, 5.00%, 2/1/2039	2,255	2,401

State of Illinois, Sales Tax, Junior Obligation

Rev., 5.00%, 6/15/2023	40	43

Series D, Rev., 5.00%, 6/15/2024	40	45

Village of Bolingbrook Series 2014A, GO, AGM, 5.00%, 1/1/2032	150	173

Village of Bolingbrook, Capital Appreciation Series C, GO, NATL-RE, Zero Coupon, 1/1/2023	2,195	2,162

Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1

Rev., AGM, 4.00%, 3/1/2026	620	709

Rev., AGM, 4.00%, 3/1/2027	375	436

Rev., AGM, 4.00%, 3/1/2028	1,000	1,169

Village of Westmont GO, 4.00%, 1/1/2027	45	53

Will County Forest Preservation District, Limited Tax

GO, 5.00%, 12/15/2031	500	657

GO, 5.00%, 12/15/2032	500	655

GO, 5.00%, 12/15/2033	710	925

GO, 5.00%, 12/15/2034	915	1,186

Will County, Community Unit School District No. 365-U

GO, 4.00%, 1/1/2030	975	1,110

GO, 4.00%, 1/1/2033	1,000	1,130

GO, 3.00%, 7/1/2036	1,700	1,780

Will Grundy Etc Counties Community College District No. 525, Joliet Junior College GO, 5.00%, 1/1/2026	40	48

Total Illinois		252,828

Indiana — 1.5%

Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2028	10	13

Carmel Redevelopment Authority, Option Income Tax Lease Rental Series 2014B, Rev., 5.00%, 7/1/2023	25	28

City of Evansville, Waterworks District Series 2014B, Rev., 5.00%, 1/1/2022 (c)	700	728

City of Fishers Series 2018C, GO, 5.00%, 1/1/2026	40	49

City of Franklin, Otterbeit Homes

Series B, Rev., 5.00%, 7/1/2025	1,500	1,746

Series B, Rev., 5.00%, 7/1/2027	500	608

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Series B, Rev., 5.00%, 7/1/2030	670	830

Series B, Rev., 5.00%, 7/1/2032	735	895

Series B, Rev., 4.00%, 7/1/2034	805	912

Series B, Rev., 4.00%, 7/1/2035	685	773

City of Greensburg, Sewage Works Rev., 3.00%, 5/1/2025	100	109

City of Indianapolis Department of Public Utilities Water System, First Lien Series 2018A, Rev., 5.00%, 10/1/2032	225	281

City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (d)	4,560	4,623

City of Rockport, Indiana Michigan Power Company Project Series A, Rev., 3.05%, 6/1/2025	11,600	12,713

East Allen Multi School Building Corp. Rev., 5.00%, 1/15/2038	25	30

Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project

Rev., 5.00%, 8/1/2024	1,095	1,234

Rev., 5.00%, 2/1/2025	500	563

Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage

Series 2020B, Rev., 5.00%, 1/15/2027	470	559

Series 2020B, Rev., 5.00%, 7/15/2027	510	612

Series 2020B, Rev., 5.00%, 7/15/2028	550	667

Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 4.00%, 7/15/2033	245	279

Rev., 4.00%, 1/15/2035	550	620

Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage

Series B-2, Rev., 4.00%, 7/15/2023	5	5

Rev., 5.00%, 1/15/2026	30	36

Hobart Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2029	65	78

Huntington Countywide School Building Corp. Rev., 5.00%, 1/15/2035	35	43

Indiana Bond Bank, Hamilton County Projects

Series 2019B, Rev., Zero Coupon, 7/15/2024	220	215

Series 2019B, Rev., Zero Coupon, 1/15/2025	200	194

Series 2019B, Rev., Zero Coupon, 7/15/2025	450	432

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Series 2019B, Rev., Zero Coupon, 1/15/2026	370	353

Series 2019B, Rev., Zero Coupon, 7/15/2026	370	349

Series 2019B, Rev., Zero Coupon, 1/15/2027	325	304

Series 2019B, Rev., Zero Coupon, 7/15/2027	320	296

Series 2019B, Rev., Zero Coupon, 1/15/2028	450	411

Series 2019B, Rev., Zero Coupon, 7/15/2028	450	405

Series 2019B, Rev., Zero Coupon, 1/15/2029	560	498

Series 2019B, Rev., Zero Coupon, 7/15/2029	735	644

Series 2019B, Rev., Zero Coupon, 1/15/2030	750	642

Series 2019B, Rev., Zero Coupon, 7/15/2030	740	622

Indiana Bond Bank, Special Program, Columbus Learning Center Project Series 2012C, Rev., 5.00%, 8/1/2022	20	21

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project Series 2020A, Rev., 4.00%, 7/1/2030	110	119

Indiana Finance Authority, Educational Facilities, Valparaiso University

Rev., 5.00%, 10/1/2024	1,000	1,123

Rev., 5.00%, 10/1/2025	675	775

Indiana Finance Authority, First Lien Wastewater, CWA Authority Project,

Series 2101A, Rev., 5.25%, 10/1/2031	1,000	1,029

Series 2016A, Rev., 5.00%, 10/1/2036	70	84

Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group

Series 2016B, Rev., 5.00%, 11/1/2026	10	12

Series 2017B, Rev., 5.00%, 11/1/2032	25	30

Indiana Finance Authority, Goshen Health

Series A, Rev., 5.00%, 11/1/2030	500	615

Series A, Rev., 5.00%, 11/1/2031	1,020	1,244

Series A, Rev., 5.00%, 11/1/2032	530	644

Series A, Rev., 5.00%, 11/1/2033	1,110	1,343

Series A, Rev., 5.00%, 11/1/2034	760	917

Series A, Rev., 5.00%, 11/1/2035	665	800

Series A, Rev., 4.00%, 11/1/2036	230	258

Series A, Rev., 4.00%, 11/1/2037	335	374

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	37

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Series A, Rev., 4.00%, 11/1/2038	340	379

Series A, Rev., 4.00%, 11/1/2039	355	395

Indiana Finance Authority, Green Bonds

Series 2019A, Rev., 5.00%, 2/1/2033	30	38

Series 2019A, Rev., 5.00%, 2/1/2034	35	45

Indiana Finance Authority, State Revolving Fund Program

Series 2011A, Rev., 5.00%, 2/1/2022 (c)	5,205	5,437

Series 2012C, Rev., 5.00%, 2/1/2023	20	22

Series C, Rev., 5.00%, 2/1/2023 (c)	3,000	3,274

Series 2017B, Rev., 5.00%, 2/1/2026	20	24

Series A, Rev., 5.00%, 2/1/2027	1,000	1,170

Series 2018A, Rev., 5.00%, 2/1/2035	100	124

Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project Series 2019A, Rev., 5.00%, 2/1/2032	225	287

Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series 2017C, Rev., 5.00%, 1/1/2035	195	237

Indianapolis Local Public Improvement Bond Bank, Stormwater Project

Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,360

Series 2019F, Rev., 5.00%, 1/1/2032	880	1,123

Series 2019F, Rev., 5.00%, 1/1/2035	665	838

Michigan City School Building Corp., Ad Valorem Property Tax First Mortgage Series 2016A, Rev., 5.00%, 1/15/2025	4,925	5,615

MSD Warren Township Vision 2005 School Building Corp., First Mortgage Rev., 4.00%, 7/10/2032	25	29

North Adams Community Schools Renovation Building Corp., First Mortgage Rev., 5.00%, 7/15/2032	25	31

Northern Wells Multi-School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2035	50	56

Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Series 2012B, Rev., 5.00%, 7/15/2022	25	27

Plainfield High School Building Corp., Ad Valorem Property Tax First Mortgage Refunding

Rev., 5.00%, 7/15/2023	750	830

Rev., 5.00%, 7/15/2024	1,255	1,438

Series 2019A, Rev., 5.00%, 7/15/2028	30	38

Purdue University, Student Fee Series DD, Rev., 5.00%, 7/1/2026	1,000	1,233

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

The Trustees of Indiana University

Series A, Rev., 5.00%, 6/1/2022 (c)	1,000	1,060

Series 2016A, Rev., 5.00%, 6/1/2028	110	134

Series Y, Rev., 5.00%, 8/1/2030	130	161

Valparaiso Multi-Schools Building Corp., Unlimited AD Valorem Property Tax First Mortgage

Rev., 5.00%, 7/15/2022	30	32

Rev., 4.00%, 1/15/2024	50	55

Yorktown Redevelopment Authority, Ad Valorem Property Tax Lease Rev., 4.00%, 1/15/2026	35	40

Total Indiana		69,319

Iowa — 0.6%

City of Ankeny Series 2018A, GO, 5.00%, 6/1/2023	40	44

City of Cedar Rapids, Sewer Series 2019C, Rev., 4.00%, 6/1/2031	25	29

City of Des Moines, Capital Loan Notes Series 2014E, GO, 5.00%, 6/1/2022	30	32

County of Linn

COP, 4.00%, 6/1/2030	490	572

COP, 4.00%, 6/1/2031	745	866

COP, 4.00%, 6/1/2032	1,455	1,685

COP, 4.00%, 6/1/2033	1,615	1,864

COP, 4.00%, 6/1/2034	700	805

COP, 4.00%, 6/1/2035	575	660

Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project

Rev., 3.00%, 9/1/2022 (f)	315	317

Rev., 4.00%, 9/1/2025 (f)	115	119

Rev., 5.00%, 9/1/2026 (f)	85	92

Rev., 5.00%, 9/1/2028 (f)	200	218

Rev., 5.00%, 9/1/2030 (f)	110	119

Rev., 5.00%, 9/1/2031 (f)	100	107

Rev., 5.00%, 9/1/2036 (f)	440	464

Iowa Finance Authority, State Revolving Fund

Rev., 5.00%, 8/1/2021 (c)	12,905	13,165

Rev., 5.00%, 8/1/2026 (c)	5,220	6,435

Series 2020A, Rev., 5.00%, 8/1/2026	45	55

Rev., 5.00%, 8/1/2027	30	36

Rev., 5.00%, 8/1/2031	30	38

Iowa Finance Authority, Unitypoint Health Series 2016E, Rev., 5.00%, 8/15/2023	435	483

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Iowa — continued

State of Iowa, IJOBS Program, Special Obligation Series 2016A, Rev., 5.00%, 6/1/2023	35	39

State of Iowa, Special Obligation Rev., 5.00%, 6/15/2024	200	230

Waukee Community School District Series 2016B, GO, 5.00%, 6/1/2022	20	21

Total Iowa		28,495

Kansas — 0.6%

Butler County, Unified School District No. 385 Andover, School Building GO, 5.00%, 9/1/2034	790	963

City of Overland Park Series 2017A, GO, 4.00%, 9/1/2023	35	38

City of Wichita, Airport Bonds Series 2015A, GO, 4.00%, 12/1/2040	25	27

Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018-A, GO, 4.00%, 9/1/2033	2,965	3,469

Riley County Unified School District No. 383, Manhattan-Ogden

Series 2018A, GO, 5.00%, 9/1/2032	40	49

Series 2018A, GO, 5.00%, 9/1/2034	60	74

State of Kansas Department of Transportation

Series 2018A, Rev., 5.00%, 9/1/2023	20	22

Series 2015B, Rev., 5.00%, 9/1/2029	5,150	6,084

Series B, Rev., 5.00%, 9/1/2030	8,025	9,462

Series 2018A, Rev., 5.00%, 9/1/2034	305	374

Series B, Rev., 5.00%, 9/1/2035	4,625	5,440

Wyandotte County Unified School District No. 203 Piper

Series A, GO, 5.00%, 9/1/2041	1,000	1,215

Series 2018A, GO, 5.00%, 9/1/2042	30	36

Total Kansas		27,253

Kentucky — 1.0%

Jefferson County Capital Projects Corp. Series A, Rev., AGM, 4.25%, 6/1/2022	1,000	1,003

Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2028	2,885	3,560

Kentucky Economic Development Finance Authority, Commonspirit Health

Series A-1, Rev., 5.00%, 8/1/2031	1,250	1,577

Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,255

Series A-1, Rev., 5.00%, 8/1/2035	500	621

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued

Kentucky Economic Development Finance Authority, Owensboro Health, Inc.

Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,941

Series A, Rev., 5.00%, 6/1/2037	2,795	3,058

Kentucky Public Energy Authority, Gas Supply

Series A, Rev., 4.00%, 4/1/2024 (b)	6,450	7,031

Series 2019C, Rev., 4.00%, 2/1/2028 (b)	15,000	17,535

Kentucky State Property and Buildings Commission, Project No. 84

Rev., NATL-RE, 5.00%, 8/1/2021	1,000	1,019

Rev., NATL-RE, 5.00%, 8/1/2022	1,175	1,253

Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects Series A, Rev., 5.00%, 7/1/2021 (c)	5,145	5,227

Total Kentucky		45,080

Louisiana — 0.8%

City of Alexandria, Utilities Series 2013A, Rev., 5.00%, 5/1/2023 (c)	1,400	1,542

City of Shreveport, Water and Sewer, Junior Lien

Series 2018C, Rev., 5.00%, 12/1/2023	370	414

Series C, Rev., 5.00%, 12/1/2024	510	590

Series 2018C, Rev., 5.00%, 12/1/2025	835	995

Series 2018C, Rev., 5.00%, 12/1/2026	500	612

Series 2018C, Rev., 5.00%, 12/1/2028	400	509

Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	378

Series C, Rev., 5.00%, 12/1/2029	1,500	1,903

Series 2019B, Rev., AGM, 5.00%, 12/1/2030	500	626

Series 2016B, Rev., 5.00%, 12/1/2031	75	89

Series 2019B, Rev., AGM, 5.00%, 12/1/2031	500	624

Series 2019B, Rev., AGM, 5.00%, 12/1/2032	445	553

Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	375

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project

Rev., 5.00%, 5/15/2026	20	24

Rev., 5.00%, 5/15/2030	650	834

Rev., 5.00%, 5/15/2031	875	1,114

Rev., 5.00%, 5/15/2032	900	1,139

Rev., 5.00%, 5/15/2033	700	882

Rev., 5.00%, 5/15/2034	875	1,098

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	39

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Louisiana — continued

Louisiana Public Facilities Authority, Tulane University Project

Series 2020A, Rev., 5.00%, 4/1/2025	60	70

Series 2016A, Rev., 5.00%, 12/15/2027	160	195

Series 2020A, Rev., 5.00%, 4/1/2032	150	192

Series 2020A, Rev., 5.00%, 4/1/2034	500	635

Louisiana State University, Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2036	75	79

State of Louisiana

Series 2012C, GO, 5.00%, 7/15/2022	15	16

Series 2019A, Rev., GAN, 5.00%, 9/1/2022	30	32

Series A, GO, 5.00%, 2/1/2023	25	27

Series 2019A, GO, 5.00%, 3/1/2035	13,000	16,414

Series 2019A, GO, 5.00%, 3/1/2038	3,470	4,349

Total Louisiana		36,310

Maine — 0.2%

City of Portland GO, 5.00%, 4/1/2024	25	29

Maine Health and Higher Educational Facilities Authority, John F Murphy Homes, Inc. Series 2019B, Rev., 4.00%, 7/1/2036	25	28

Maine Health and Higher Educational Facilities Authority, Mainehealth

Series 2020A, Rev., 5.00%, 7/1/2033	1,000	1,298

Series 2020A, Rev., 5.00%, 7/1/2034	1,000	1,291

Series 2020A, Rev., 5.00%, 7/1/2035	500	643

Series 2020A, Rev., 4.00%, 7/1/2036	950	1,118

Series 2020A, Rev., 4.00%, 7/1/2050	2,500	2,827

Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2034	660	809

Maine Municipal Bond Bank, Transcap Program Series 2015A, Rev., 5.00%, 9/1/2024	70	81

University of Maine System

Rev., AGM, 5.00%, 3/1/2021	25	25

Rev., AGM, 4.00%, 3/1/2027	100	112

Total Maine		8,261

Maryland — 4.2%

City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,539

City of Baltimore, Wastewater Projects

Series 2017B, Rev., 3.00%, 7/1/2021	25	25

Series D, Rev., 5.00%, 7/1/2021	40	41

Series 2017A, Rev., 5.00%, 7/1/2041	13,845	16,355

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued

County of Anne Arundel, Consolidated General Improvements

GO, 5.00%, 10/1/2026	6,285	7,771

GO, 5.00%, 10/1/2027	6,000	7,609

GO, 5.00%, 10/1/2034	3,360	4,066

GO, 5.00%, 10/1/2035	2,395	2,891

GO, 5.00%, 10/1/2037	3,400	4,086

County of Anne Arundel, Consolidated Water and Sewer

GO, 5.00%, 10/1/2026	2,260	2,794

GO, 5.00%, 10/1/2027	2,260	2,866

GO, 5.00%, 10/1/2034	1,875	2,269

GO, 5.00%, 10/1/2035	1,925	2,325

County of Baltimore, 2019 Crossover GO, 5.00%, 11/1/2024	25	29

County of Baltimore, Consolidated Public Improvement

GO, 5.00%, 8/1/2026	1,400	1,668

GO, 5.00%, 3/1/2028	4,930	6,319

GO, 5.00%, 3/1/2029	5,540	7,050

GO, 5.00%, 3/1/2030	6,335	7,999

County of Baltimore, Metropolitan District

GO, 5.00%, 3/1/2027	4,830	6,045

GO, 5.00%, 3/1/2029	5,500	6,999

GO, 5.00%, 3/1/2030	5,665	7,153

GO, 5.00%, 3/1/2031	6,125	7,716

County of Charles, Consolidated Public Improvement GO, 5.00%, 11/1/2023	25	28

County of Howard, Consolidated Public Improvement

Series 2018A, GO, 5.00%, 2/15/2027	5,435	6,795

Series A, GO, 5.00%, 2/15/2029	6,605	8,396

Series D, GO, 5.00%, 2/15/2030	4,780	6,029

Series 2017D, GO, 4.00%, 2/15/2032	40	47

County of Howard, Metropolitan District Project Series 2017C, GO, 5.00%, 2/15/2025	25	29

County of Montgomery, Consolidated Public Improvement

Series 2017C, GO, 5.00%, 10/1/2026	5,000	6,191

Series A, GO, 5.00%, 11/1/2026	4,150	5,151

County of Montgomery, Department of Liquor Control Series 2019A, Rev., 5.00%, 4/1/2027	75	94

County of Prince George’s, Consolidated Public Improvement Series 2018A, GO, 5.00%, 7/15/2029	10	13

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Maryland — continued

Maryland Economic Development Corp., Port Covington Project 4.00%, 9/1/2040	875	954

Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue

Rev., 3.25%, 7/1/2039	175	185

Rev., 4.00%, 7/1/2040	215	245

Rev., 4.00%, 7/1/2045	800	898

Rev., 4.00%, 7/1/2050	1,295	1,440

Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue

Rev., 4.00%, 7/1/2035	1,000	1,101

Rev., 4.00%, 7/1/2036	1,000	1,098

Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,433

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 5.00%, 6/1/2029	150	186

Rev., 5.00%, 6/1/2031	175	221

Rev., 5.00%, 6/1/2033	200	250

Rev., 4.00%, 6/1/2034	350	399

Rev., 4.00%, 6/1/2035	475	538

Rev., 4.00%, 6/1/2037	445	500

Rev., 4.00%, 6/1/2039	465	519

Rev., 4.00%, 6/1/2040	250	278

State of Maryland Department of Transportation Rev., 5.00%, 10/1/2027	2,000	2,460

State of Maryland, State and Local Facilities Loan of 2017

Series 2017A, GO, 5.00%, 3/15/2024	40	45

Series 2017B, GO, 5.00%, 8/1/2026	40	49

Series A, GO, 5.00%, 3/15/2028	5,280	6,567

Series A, GO, 4.00%, 3/15/2030	22,225	26,030

Series A, GO, 5.00%, 3/15/2031	1,920	2,365

State of Maryland, State and Local Facilities Loan of 2018

Series 2018B, GO, 5.00%, 8/1/2026	25	31

Series A, GO, 5.00%, 3/15/2029	4,225	5,381

University System of Maryland, Auxiliary Facility and Tuition Series 2014A, Rev., 5.00%, 4/1/2021	20	20

Washington Suburban Sanitary District, Consolidated Public Improvement

Rev., GTD, 5.00%, 6/1/2024	65	75

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued

Rev., GTD, 4.00%, 6/1/2025	40	46

Rev., GTD, 5.00%, 6/1/2030	25	32

Total Maryland		192,734

Massachusetts — 3.3%

Boston Water and Sewer Commission Series A, Rev., 5.00%, 11/1/2027	25	31

City of Westfield, Municipal Purpose Loan

GO, 5.00%, 10/15/2022	25	27

GO, 5.00%, 3/1/2024	20	23

City of Woburn GO, 5.00%, 7/15/2027	45	57

Commonwealth of Massachusetts

Series B, GO, 5.25%, 8/1/2021	20	20

Series B, GO, 5.25%, 8/1/2023	10,000	11,192

Series 2006B, GO, AGM, 5.25%, 9/1/2023	15	17

Series C, GO, 5.00%, 10/1/2023	65	73

Series 2019A, GO, 5.00%, 7/1/2024	60	69

Series 2016A, GO, 5.00%, 7/1/2026	45	55

Series 2018B, GO, 5.00%, 7/1/2026	45	55

Series 2019A, GO, 5.00%, 1/1/2027	25	31

Series 2017D, GO, 5.00%, 7/1/2027	45	57

Series A, GO, 5.00%, 7/1/2027	25	32

Series A, GO, 5.00%, 7/1/2036	3,535	4,143

Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program Series 2013A, Rev., GAN, 5.00%, 6/15/2022 (c)	20	21

Commonwealth of Massachusetts Transportation Fund

Series 2016A, Rev., 5.00%, 6/1/2025	60	71

Series 2016A, Rev., 5.00%, 6/1/2027	15	18

Commonwealth of Massachusetts, Consolidated Loan

Series 2020A, GO, 5.00%, 3/1/2023	20	22

Series 7, GO, 5.00%, 7/1/2024	40	46

Series 2018E, GO, 5.00%, 9/1/2025	50	60

Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	6,015

Series 2018B, GO, 5.00%, 1/1/2027	10,000	12,442

Series 2015D, GO, 4.00%, 9/1/2029	9,460	10,742

Series A, GO, 5.00%, 3/1/2031	2,250	2,539

Series A, GO, 5.00%, 3/1/2032	1,000	1,127

Series A, GO, 5.00%, 4/1/2032	9,145	11,319

Series 2017A, GO, 5.00%, 4/1/2033	10,000	12,377

Series 2017D, GO, 5.00%, 2/1/2036	40	49

Series 2018A, GO, 5.00%, 1/1/2040	35	43

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	41

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	13,125	14,883

Commonwealth of Massachusetts, Consolidated Loan, Green Bonds Series B, GO, 5.00%, 4/1/2023	25	27

Essex North Shore Agricultural and Technical School District, State Qualified School Bonds GO, 4.00%, 6/1/2043	35	38

Massachusetts Bay Transportation Authority

Series A, Rev., 5.25%, 7/1/2025	2,250	2,708

Series A, Rev., 5.25%, 7/1/2027	10,530	13,437

Massachusetts Bay Transportation Authority, Mass Sales Tax

Series 2014A, Rev., 5.00%, 7/1/2023	25	28

Series 2004A, Rev., 5.50%, 7/1/2024	25	29

Series B, Rev., NATL-RE, 5.50%, 7/1/2026	5	6

Series 2015A, Rev., 5.00%, 7/1/2027	25	30

Series 2017A-2, Rev., 5.00%, 7/1/2027	25	32

Series 2005A, Rev., 5.00%, 7/1/2028	25	32

Series A, Rev., 5.25%, 7/1/2029	5,000	6,640

Series A, Rev., 5.00%, 7/1/2031	1,255	1,696

Series A-1, Rev., 5.25%, 7/1/2033	5,000	7,049

Massachusetts Clean Water Trust (The), Revolving Funds

Series 21, Rev., 5.00%, 8/1/2031	110	140

Series 22, Rev., 5.00%, 8/1/2033	25	32

Massachusetts Development Finance Agency, Mass General Brigham Issue Series 2020A-2, Rev., 5.00%, 7/1/2029	75	97

Massachusetts Development Finance Agency, Milford Regional Medical Center

Series G, Rev., 5.00%, 7/15/2022 (d)	115	121

Series G, Rev., 5.00%, 7/15/2023 (d)	120	130

Series G, Rev., 5.00%, 7/15/2024 (d)	130	144

Series G, Rev., 5.00%, 7/15/2025 (d)	120	136

Series G, Rev., 5.00%, 7/15/2027 (d)	320	374

Series G, Rev., 5.00%, 7/15/2029 (d)	600	713

Series G, Rev., 5.00%, 7/15/2031 (d)	675	796

Series G, Rev., 5.00%, 7/15/2032 (d)	400	469

Massachusetts Development Finance Agency, Northeastern University Issue Series 2020A, Rev., 5.00%, 10/1/2034	500	650

Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S-1, Rev., 5.00%, 7/1/2021	25	25

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2029	440	557

Rev., 5.00%, 7/1/2030	720	902

Rev., 5.00%, 7/1/2031	620	771

Rev., 5.00%, 7/1/2032	770	951

Rev., 5.00%, 7/1/2033	800	984

Rev., 5.00%, 7/1/2034	550	674

Massachusetts Development Finance Agency, Wellforce Issue

Series 2020C, Rev., AGM, 5.00%, 10/1/2028	1,165	1,470

Series 2020C, Rev., AGM, 5.00%, 10/1/2029	665	853

Series 2020C, Rev., AGM, 5.00%, 10/1/2030	675	880

Series 2020C, Rev., AGM, 5.00%, 10/1/2031	635	818

Series 2020C, Rev., AGM, 5.00%, 10/1/2033	1,290	1,644

Series 2020C, Rev., AGM, 5.00%, 10/1/2034	1,175	1,492

Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,770	1,803

Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	4,915

Massachusetts School Building Authority, Sales Tax Series 2015B, Rev., 5.00%, 1/15/2025	40	47

Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured

Series A, Rev., 5.00%, 1/1/2028	3,765	4,799

Series 2019C, Rev., 5.00%, 1/1/2035	40	51

Massachusetts Water Resources Authority

Series B, Rev., AGM, 5.25%, 8/1/2023	20	22

Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,620

Series C, Rev., 5.00%, 8/1/2030	55	69

Series B, Rev., AGM, 5.25%, 8/1/2036	20	29

Town of Longmeadow GO, 5.00%, 6/1/2025	25	30

Town of Middleborough, Municipal Purpose Loan GO, 4.00%, 10/1/2023	25	27

Town of South Hadley, Municipal Purpose Loan Series 2017A, GO, 4.00%, 6/15/2022	40	42

Town of Southwick, Municipal Purpose Loan GO, 5.00%, 12/15/2028	25	32

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

Town of Stoughton, Municipal Purpose Loan

GO, 5.00%, 10/15/2022	35	38

GO, 4.00%, 10/15/2038	50	57

University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2035	105	133

Total Massachusetts		150,945

Michigan — 1.3%

Bath Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2025	100	113

Bendle Public School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2035	40	44

Cadillac Area Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2041	45	56

Caledonia Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2044	70	75

Charter Township of Meridian, Unlimited Tax GO, 5.00%, 10/1/2023	30	33

City of Grand Rapids, Sanitary Sewer System

Series A, Rev., AGM-CR, BHAC-CR, FGIC, 5.50%, 1/1/2022	1,115	1,164

Rev., 5.00%, 1/1/2026	25	30

Rev., 5.00%, 1/1/2027	400	482

Rev., 5.00%, 1/1/2028	325	391

Rev., 5.00%, 1/1/2029	350	419

Rev., 5.00%, 1/1/2032	750	895

Rev., 5.00%, 1/1/2033	1,400	1,668

Rev., 5.00%, 1/1/2035	105	135

Rev., 5.00%, 1/1/2036	185	236

Rev., 4.00%, 1/1/2037	500	590

Rev., 5.00%, 1/1/2038	35	42

City of Troy, Limited Tax GO, 5.25%, 11/1/2021 (c)	1,005	1,039

County of Genesee, Water Supply System GO, 5.00%, 2/1/2024	90	101

Dansville Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2039	25	27

Forest Hills Public Schools, Unlimited Tax GO, 5.00%, 5/1/2023	20	22

Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project

Rev., 4.00%, 5/15/2027	2,795	3,094

Rev., 5.00%, 5/15/2037	4,575	5,183

Grand Rapids Public Schools

GO, AGM, 5.00%, 11/1/2030	1,350	1,746

GO, AGM, 5.00%, 11/1/2032	1,500	1,922

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

GO, AGM, 5.00%, 11/1/2034	1,045	1,330

GO, AGM, 5.00%, 11/1/2035	1,500	1,902

Grosse Pointe Public School System GO, 5.00%, 5/1/2035	45	57

Hartford Public Schools GO, Q-SBLF, 4.00%, 5/1/2037	35	39

Holland School District GO, AGM, 4.00%, 5/1/2035	25	27

Holt Public Schools

GO, Q-SBLF, 5.00%, 5/1/2028	45	57

GO, Q-SBLF, 5.00%, 5/1/2030	225	295

Hudsonville Public Schools Series 2020-I, GO, Q-SBLF, 5.00%, 5/1/2031	25	33

Huron School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2044	35	43

Huron Valley School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2021	4,900	4,939

Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project

Rev., 2.63%, 5/15/2025	1,150	1,153

Rev., 2.88%, 5/15/2026	1,545	1,553

Lakeview School District, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2022	90	95

Lansing Board of Water and Light, Utility System Series A, Rev., 5.50%, 7/1/2021 (c)	1,000	1,018

Lansing Community College, Building and Site

GO, 5.00%, 5/1/2029	60	76

GO, 5.00%, 5/1/2030	600	754

GO, 5.00%, 5/1/2032	635	791

Lapeer Community Schools GO, Q-SBLF, 5.00%, 5/1/2024	15	17

Lawrence Public Schools GO, Q-SBLF, 4.00%, 5/1/2026	30	34

Macomb Interceptor Drain Drainage District, Limited Tax GO, GTD, 5.00%, 5/1/2028	85	108

Meridian Public School District, School and Building Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2043	40	48

Michigan Finance Authority, Henry Ford Health System

Rev., 5.00%, 11/15/2023	510	572

Rev., 4.00%, 11/15/2035	1,900	2,144

Michigan Finance Authority, Kettering University Project Rev., 4.00%, 9/1/2045	500	545

Michigan Finance Authority, Local Government Loan Program Series 2014D-4, Rev., 5.00%, 7/1/2034	50	57

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	43

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Michigan Finance Authority, Trinity Health Credit Group

Rev., 5.00%, 12/1/2021 (c)	1,000	1,036

Series 2017MI, Rev., 5.00%, 12/1/2027	50	62

Series 2017A-MI, Rev., 5.00%, 12/1/2029	125	156

Series 2017A-MI, Rev., 5.00%, 12/1/2035	130	159

Series 2016MI, Rev., 5.25%, 12/1/2041	475	557

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	50	59

Michigan State University Series 2019B, Rev., 5.00%, 2/15/2030	100	128

Michigan Strategic Fund, Community Colleges Skilled Trades Equipment Program Rev., 5.00%, 3/1/2025	315	368

Michigan Strategic Fund, Holland Home Obligated Group

Rev., 4.00%, 11/15/2021	175	178

Rev., 4.00%, 11/15/2022	185	191

Rev., 4.00%, 11/15/2023	185	194

Rev., 4.00%, 11/15/2024	585	624

Rev., 5.00%, 11/15/2029	1,700	1,973

Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2037	2,360	2,674

North Branch Area Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	20	22

Novi Community School District, School Building and Site, Unlimited Tax Series 2020-I, GO, 5.00%, 5/1/2030	30	40

Ottawa County Board of County Road Commissioners, Michigan Transportation Fund Notes Rev., 5.00%, 8/1/2025	25	30

Plymouth-Canton Community School District Series 2015B, GO, AGM, 4.00%, 5/1/2035	50	57

Roseville Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	32

South Lyon Community Schools, School Building and Site GO, 4.00%, 5/1/2038	25	27

State of Michigan, Environmental Program

Series 2016A, GO, 5.00%, 12/1/2023	20	23

Series A, GO, 5.00%, 12/1/2028	4,300	4,994

State of Michigan, Trunk Line Fund

Rev., 5.00%, 11/15/2025	1,150	1,188

Rev., 5.00%, 11/15/2026	610	630

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Rev., 5.00%, 11/15/2027	1,035	1,069

Rev., 5.00%, 11/15/2030	2,185	2,258

University of Michigan

Rev., 5.00%, 4/1/2028	25	30

Series 2019A, Rev., 5.00%, 4/1/2029	25	33

Rev., 5.00%, 4/1/2031	15	18

Rev., 5.00%, 4/1/2033	2,190	2,612

Utica Community Schools, School Building and Site Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	32

Warren Consolidated Schools, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2034	25	30

Waterford School District

GO, Q-SBLF, 4.00%, 5/1/2032	40	46

Total Michigan		58,724

Minnesota — 0.4%

Circle Pines Independent School District No. 12 Series 2015A, GO, Zero Coupon, 2/1/2023	800	795

City of Brainerd Series 2016A, GO, 5.00%, 10/1/2024	10	12

City of Brooklyn Park Series 2018A, GO, 5.00%, 2/1/2026	1,005	1,215

City of Hastings Series 2019A, GO, 5.00%, 2/1/2030	70	88

City of Minneapolis, Health Care System, Fairview Health Services

Series A, Rev., 4.00%, 11/15/2037	6,230	7,025

Series A, Rev., 4.00%, 11/15/2038	750	843

Series 2018A, Rev., 4.00%, 11/15/2048	2,000	2,207

Series A, Rev., 5.00%, 11/15/2049	1,000	1,183

City of New Hope, Capital Improvement Plan Series 2017A, GO, 5.00%, 2/1/2026	10	12

City of Savage Series 2019A, GO, 4.00%, 2/1/2029	25	29

City of St. Paul Minnesota, Housing and Redevelopment Authority, Hmong College Prep Academy Project Rev., 5.00%, 9/1/2040	610	718

City of Woodbury, Charter School Lease

Rev., 3.00%, 12/1/2030	250	255

Rev., 4.00%, 12/1/2040	200	211

Clearbrook-Gonvick Independent School District No. 2311, School Building Series 2019A, GO, 5.00%, 2/1/2024	120	136

County of Douglas, Law Enforcement Center Series 2019B, GO, 5.00%, 2/1/2028	5	6

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Minnesota — continued

County of Hennepin Series 2017C, GO, 5.00%, 12/1/2023	20	23

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2023	190	205

Series 2019B, COP, 5.00%, 2/1/2024	215	240

Series 2019B, COP, 5.00%, 2/1/2025	190	219

Series 2019B, COP, 5.00%, 2/1/2026	200	237

Series 2019B, COP, 5.00%, 2/1/2027	185	224

Series 2019B, COP, 5.00%, 2/1/2028	175	217

Hutchinson Independent School District No. 423 Series 2016A, GO, 5.00%, 2/1/2026	10	12

Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2030	1,400	1,705

Lakeville Independent School District No. 194 Series 2020B, COP, 4.00%, 4/1/2026	140	162

Mahnomen Independent School District No. 432 Series A, GO, 2.00%, 2/1/2029	25	26

Minneapolis-St. Paul Metropolitan Airports Commission

Series 2019C, Rev., 5.00%, 1/1/2026	100	120

Series A, Rev., 5.00%, 1/1/2026	25	30

Series A, Rev., 5.00%, 1/1/2027	85	105

Series A, Rev., 5.00%, 1/1/2032	35	42

Series 2019A, Rev., 5.00%, 1/1/2034	50	62

Minnesota Higher Education Facilities Authority, Carleton College Rev., 5.00%, 3/1/2027	725	897

Minnesota Municipal Power Agency Series 2014A, Rev., 5.00%, 10/1/2024	10	12

State of Minnesota, Trunk Highway Series B, GO, 5.00%, 8/1/2021	25	25

State of Minnesota, Various Purpose

Series 2013D, GO, 5.00%, 10/1/2021	25	26

Series 2017A, GO, 5.00%, 10/1/2029	65	82

Series 2019A, GO, 5.00%, 8/1/2035	30	38

Western Minnesota Municipal Power Agency, Power Supply

Series 2014A, Rev., 5.00%, 1/1/2024 (c)	25	28

Total Minnesota		19,472

Mississippi — 1.1%

City of Tupelo

GO, 4.00%, 12/1/2024	165	186

GO, 4.00%, 12/1/2025	150	174

GO, 4.00%, 12/1/2027	475	572

GO, 4.00%, 12/1/2030	545	657

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued

Mississippi Development Bank Series 2015A, Rev., 5.00%, 1/1/2026	35	40

Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project

Series 2010C, Rev., 5.00%, 8/1/2021	25	25

Rev., 5.00%, 8/1/2025	35	41

Mississippi Development Bank, Northwest Mississippi Community College Improvement Project

Rev., 4.00%, 3/1/2032	200	236

Rev., 4.00%, 3/1/2033	205	241

Rev., 4.00%, 3/1/2034	230	269

Rev., 4.00%, 3/1/2035	200	234

Rev., 4.00%, 3/1/2036	500	581

Rev., 4.00%, 3/1/2037	730	846

Mississippi Development Bank, Public Improvement Rev., 4.00%, 3/1/2025	100	112

Mississippi Development Bank, Rankin County Bond Project Rev., 5.00%, 3/1/2023	30	33

Mississippi Development Bank, Rankin County School District Project Rev., 3.50%, 6/1/2042	450	481

Mississippi Development Bank, Rankin County, Mississippi General Obligation Bond Project

Rev., 5.00%, 8/1/2032	350	449

Rev., 5.00%, 8/1/2033	300	383

Rev., 5.00%, 8/1/2034	350	445

Mississippi State University Educational Building Corp., University Facilities Refinancing Series 2017A, Rev., 5.00%, 8/1/2028	25	31

Oxford School District GO, 4.00%, 5/1/2022	10	10

State of Mississippi

Series A, GO, 5.00%, 11/1/2030	1,250	1,520

Series A, GO, 5.00%, 11/1/2031	2,750	3,340

Series 2019B, GO, 5.00%, 10/1/2033	30	39

Series A, GO, 5.00%, 11/1/2034	7,595	9,194

Series A, GO, 4.00%, 11/1/2036	5,030	5,729

Series A, GO, 4.00%, 11/1/2038	21,155	23,992

State of Mississippi, Gaming Tax

Series 2019A, Rev., 5.00%, 10/15/2025	1,005	1,186

Series 2019A, Rev., 5.00%, 10/15/2026	1,500	1,807

Total Mississippi		52,853

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	45

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Missouri — 1.6%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2026	75	93

City of Gladstone Series A, COP, 3.00%, 12/1/2025	5	6

City of Kansas City Series A, GO, 5.00%, 2/1/2023	620	622

City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	90	105

City of Kansas City, Sanitary Sewer System Series 2012A, Rev., 4.00%, 1/1/2023	40	41

Columbia School District GO, 4.00%, 3/1/2030	1,595	1,860

County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	25	27

Fort Zumwalt School District, Missouri Direct Deposit Program GO, 5.00%, 3/1/2036	40	48

Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	210	246

Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group

Series 2019A, Rev., 5.00%, 11/15/2032	135	167

Series 2019A, Rev., 5.00%, 11/15/2038	250	303

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2029	550	619

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,106

Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2027	100	123

Health and Educational Facilities Authority of the State of Missouri, SSM Health System Series 2014A, Rev., 4.00%, 6/1/2023	100	108

Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc.

Rev., 5.00%, 11/15/2034	1,000	1,287

Rev., 5.00%, 11/15/2035	1,350	1,730

Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital

Rev., 5.00%, 9/1/2022	540	569

Rev., 5.00%, 9/1/2024	300	334

Rev., 5.00%, 9/1/2025	315	360

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued

Rev., 5.00%, 9/1/2026	620	721

Rev., 5.00%, 9/1/2029	1,420	1,715

Jefferson City School District, Missouri Direct Deposit Program GO, 5.00%, 3/1/2025	35	41

Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project

Series 2019B, Rev., AMT, 5.00%, 3/1/2032	1,250	1,531

Series 2019B, Rev., AMT, 5.00%, 3/1/2033	2,250	2,745

Series 2019C, Rev., 5.00%, 3/1/2033	2,485	3,079

Metropolitan St. Louis Sewer District, Wastewater System Improvement

Series 2017A, Rev., 5.00%, 5/1/2029	6,765	8,408

Series 2015B, Rev., 5.00%, 5/1/2031	530	620

Series B, Rev., 5.00%, 5/1/2032	1,900	2,218

Series B, Rev., 5.00%, 5/1/2033	4,430	5,165

Series B, Rev., 5.00%, 5/1/2034	2,000	2,330

Series B, Rev., 5.00%, 5/1/2035	2,125	2,474

Missouri Highway and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	25,750	31,406

Missouri State Board of Public Buildings Series 2018A, Rev., 5.00%, 4/1/2027	25	30

Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2004A, Rev., 4.00%, 7/1/2021 (c)	25	25

Pattonville-Bridgeton Terrace Fire Protection District GO, 4.00%, 11/1/2025	25	29

St. Charles County Public Water Supply District No. 2 COP, 5.00%, 12/1/2026	15	18

Total Missouri		72,309

Montana — 0.6%

City of Missoula, Water System

Series 2019A, Rev., 5.00%, 7/1/2026	300	366

Series 2019A, Rev., 5.00%, 7/1/2027	535	669

Series 2019A, Rev., 5.00%, 7/1/2028	480	613

Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,272

Series 2019A, Rev., 5.00%, 7/1/2030	690	872

Series 2019A, Rev., 5.00%, 7/1/2031	870	1,098

Series 2019A, Rev., 5.00%, 7/1/2032	720	906

Series 2019A, Rev., 5.00%, 7/1/2033	565	708

Series 2019A, Rev., 5.00%, 7/1/2034	545	681

Series 2019A, Rev., 5.00%, 7/1/2035	550	685

Series 2019A, Rev., 5.00%, 7/1/2036	800	994

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Montana — continued

Series 2019A, Rev., 5.00%, 7/1/2038	850	1,050

Series 2019A, Rev., 5.00%, 7/1/2039	840	1,035

Series 2019A, Rev., 4.00%, 7/1/2044	3,500	4,032

Gallatin County School District No. 44 Belgrade, School Building

GO, 5.00%, 6/1/2027	205	255

GO, 5.00%, 6/1/2028	250	317

GO, 4.00%, 6/1/2029	290	351

GO, 4.00%, 6/1/2030	230	275

GO, 4.00%, 6/1/2031	370	439

GO, 4.00%, 6/1/2032	255	300

GO, 4.00%, 6/1/2033	155	181

GO, 4.00%, 6/1/2034	175	204

GO, 4.00%, 6/1/2035	270	314

GO, 4.00%, 6/1/2036	300	346

GO, 4.00%, 6/1/2037	410	472

GO, 4.00%, 6/1/2038	375	430

GO, 4.00%, 6/1/2039	385	441

Montana Facility Finance Authority, SCL Health System

Series A, Rev., 4.00%, 1/1/2035	4,000	4,720

Series A, Rev., 4.00%, 1/1/2036	3,000	3,528

Series A, Rev., 4.00%, 1/1/2038	960	1,121

Montana State Board of Regents, University of Montana Series 2019B, Rev., 5.00%, 11/15/2028	55	70

Total Montana		28,745

Nebraska — 1.4%

Central Plains Energy Project, Gas Project No. 3

Rev., 5.25%, 9/1/2037	100	107

Series 2017A, Rev., 5.00%, 9/1/2042	1,500	2,109

Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (b)	9,000	10,011

City of Columbus, Combined Utilities System Rev., 5.00%, 6/15/2027	145	180

City of Lincoln Rev., 5.00%, 8/15/2028	105	135

City of Lincoln Electric System

Series 2020A, Rev., 5.00%, 9/1/2025	40	48

Series 2020A, Rev., 5.00%, 9/1/2033	30	40

City of Omaha, Sewer Rev., 5.00%, 11/15/2031	1,825	2,099

City of Omaha, Various Purpose

GO, 5.00%, 4/15/2030	575	745

GO, 4.00%, 4/15/2034	75	89

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued

County of Cherry, Limited Tax GO, 3.00%, 12/15/2023	15	16

Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group

Series 2020A, Rev., 5.00%, 11/15/2024	100	116

Series 2020A, Rev., 5.00%, 11/15/2025	175	208

Series 2020A, Rev., 5.00%, 11/15/2026	400	490

Series 2020A, Rev., 5.00%, 11/15/2027	400	501

Series 2020A, Rev., 5.00%, 11/15/2028	500	637

Series 2020A, Rev., 5.00%, 11/15/2029	285	368

Series 2020A, Rev., 5.00%, 11/15/2030	225	294

Series 2020A, Rev., 5.00%, 11/15/2031	275	356

Series 2020A, Rev., 5.00%, 11/15/2033	625	802

Series 2020A, Rev., 5.00%, 11/15/2034	600	767

Series 2020A, Rev., 4.00%, 11/15/2035	550	641

Series 2020A, Rev., 4.00%, 11/15/2036	425	494

Series 2020A, Rev., 4.00%, 11/15/2037	525	608

Series 2020A, Rev., 4.00%, 11/15/2038	600	692

Series 2020A, Rev., 4.00%, 11/15/2039	600	690

Douglas County Hospital Authority No. 2, Health Facilities

Rev., 5.00%, 5/15/2023	75	82

Rev., 5.00%, 5/15/2031	25	29

Douglas County School District, Elkhorn Public Schools

GO, 5.00%, 12/15/2024	150	174

GO, 5.00%, 12/15/2025	160	192

GO, 5.00%, 12/15/2026	400	493

GO, 5.00%, 12/15/2027	175	221

GO, 5.00%, 12/15/2028	180	232

GO, 5.00%, 12/15/2029	250	328

GO, 5.00%, 12/15/2030	450	588

GO, 5.00%, 12/15/2031	325	422

GO, 4.00%, 12/15/2032	165	199

GO, 4.00%, 12/15/2033	185	223

GO, 4.00%, 12/15/2034	350	420

GO, 4.00%, 12/15/2035	350	417

Douglas County, Omaha School District No. 001

GO, 4.00%, 12/15/2041	10,000	11,403

GO, 4.00%, 12/15/2042	10,000	11,377

Lancaster County School District No.1, Lincoln Public Schools GO, 5.00%, 1/15/2026	1,675	2,024

Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group

Series 2019A, Rev., 4.00%, 1/1/2033	150	168

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	47

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Nebraska — continued

Series 2019A, Rev., 4.00%, 1/1/2035	1,000	1,110

Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,383

Series 2019A, Rev., 4.00%, 1/1/2038	1,300	1,429

Omaha Public Facilities Corp., Omaha Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25	28

Omaha Public Power District, Electric System

Series 2019A, Rev., 5.00%, 2/1/2031	35	45

Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,548

Series A, Rev., 5.00%, 2/1/2036	1,750	2,159

Series A, Rev., 5.00%, 2/1/2037	2,000	2,461

Public Power Generation Agency, Whelan Energy Center Unit 2 Series A, Rev., 5.00%, 1/1/2034	500	598

Total Nebraska		62,996

Nevada — 0.7%

City of Henderson, Limited Tax Series 2011C, GO, 4.00%, 6/1/2021	25	25

Clark County School District, Limited Tax Series A, GO, 5.00%, 6/15/2026	2,080	2,520

County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	110	134

County of Clark, Flood Control, Crossover GO, 5.00%, 11/1/2024	200	233

County of Clark, Limited Tax

Series B, GO, 5.00%, 11/1/2027	15,030	18,419

Series 2015A, GO, 4.00%, 7/1/2033	75	83

County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility

Series 2017B, Rev., AMT, 5.00%, 7/1/2024	200	228

Series 2015C, Rev., 5.00%, 7/1/2027	195	243

County of Clark, Stadium Improvement, Limited Tax

Series A, GO, 5.00%, 6/1/2026	1,985	2,423

Series A, GO, 5.00%, 6/1/2027	1,225	1,533

Series A, GO, 5.00%, 6/1/2028	1,165	1,486

Series A, GO, 5.00%, 6/1/2030	4,030	5,065

County of Clark, Transportation Improvement Series 2018B, GO, 5.00%, 12/1/2024	40	47

County of Washoe, Fuel Tax

Rev., 5.00%, 2/1/2036	80	100

Rev., 5.00%, 2/1/2042	150	184

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued

Las Vegas Valley Water District

Series 2017B, GO, 5.00%, 6/1/2023	50	55

Series C, GO, 5.00%, 9/15/2023	30	34

Series B, GO, 5.00%, 12/1/2023	45	51

Series 2019A, GO, 5.00%, 6/1/2030	40	52

State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 12/1/2031	25	30

State of Nevada, Limited Tax Series 2015D, GO, 5.00%, 4/1/2023	25	27

Washoe County School District, Limited Tax, School Improvement Series 2020A, GO, 4.00%, 10/1/2035	45	54

Total Nevada		33,026

New Hampshire — 0.0% (e)

New Hampshire Municipal Bond Bank Series 2017B, Rev., 5.00%, 8/15/2023	20	22

New Jersey — 4.2%

Bergen County Improvement Authority (The), Guaranteed Governmental Loan Rev., GTD, 5.00%, 8/15/2034	50	63

Borough of South Bound Brook, General Improvement GO, 3.00%, 8/15/2021	25	25

Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/15/2030	950	1,198

Chathams District Board of Education Series B, GO, 5.00%, 1/15/2023	25	27

City of Jersey, General Improvement Series 2017A, GO, 5.00%, 11/1/2026	85	103

County of Middlesex, Redevelopment General Improvement GO, 4.00%, 1/15/2024	25	28

County of Monmouth, General Improvement GO, 4.00%, 1/15/2022	25	26

County of Monmouth, Various Purpose GO, 4.00%, 3/1/2022	50	52

County of Ocean, General Improvement GO, 4.00%, 9/1/2023	75	82

Freehold Township Board of Education GO, 4.00%, 7/15/2025	85	97

Middlesex County Improvement Authority, New Brunswick Cultural Center Project Rev., GTD, 5.00%, 7/1/2023	50	55

Monmouth County Improvement Authority (The), Governmental Pooled Loan Project

Rev., GTD, 5.00%, 12/1/2021	20	21

Series 2013A, Rev., GTD, 5.00%, 8/1/2023	55	61

Rev., GTD, 4.00%, 12/1/2024	35	40

Series 2019A, Rev., 4.00%, 8/1/2035	25	30

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

Monroe Township Commissioners Fire District No. 3 GO, 5.00%, 10/15/2022	25	27

Morris County Improvement Authority, Governmental Loan Rev., GTD, 5.00%, 5/1/2023	25	28

New Jersey Economic Development Authority, Motor Vehicle Surcharge Series 2017A, Rev., 4.00%, 7/1/2034	200	218

New Jersey Economic Development Authority, School Facilities Construction

Series XX, Rev., 5.00%, 6/15/2021	9,500	9,627

Series LLL, Rev., 5.00%, 6/15/2028	2,750	3,388

Series LLL, Rev., 5.00%, 6/15/2029	1,970	2,455

Rev., 5.00%, 6/15/2033	300	374

Rev., 4.00%, 6/15/2034	500	568

Series 2019-LLL, Rev., 5.00%, 6/15/2034	1,000	1,217

Rev., 4.00%, 6/15/2035	400	452

Rev., 4.00%, 6/15/2036	575	646

Rev., 4.00%, 6/15/2037	640	715

Series EEE, Rev., 5.00%, 6/15/2043	2,000	2,336

New Jersey Economic Development Authority, Transit Transportation Project

Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,662

Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,589

New Jersey Educational Facilities Authority, Princeton University Series 2017 I, Rev., 5.00%, 7/1/2031	40	50

New Jersey Educational Facilities Authority, Stevens Institute of Technology

Series 2020A, Rev., 5.00%, 7/1/2032	420	520

Series 2020A, Rev., 5.00%, 7/1/2033	330	407

Series 2020A, Rev., 5.00%, 7/1/2034	265	326

Series 2020A, Rev., 5.00%, 7/1/2035	570	698

Series 2020A, Rev., 5.00%, 7/1/2036	1,095	1,336

New Jersey Infrastructure Bank, Environmental Infrastructure

Series 2007-C, Rev., 5.00%, 9/1/2021	25	26

Series 2012A-R, Rev., GTD, 4.00%, 9/1/2022	25	26

New Jersey Transportation Trust Fund Authority

Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,416

Series 2020AA, Rev., 4.00%, 6/15/2035	870	983

Series 2020AA, Rev., 4.00%, 6/15/2036	2,000	2,247

Series 2020AA, Rev., 4.00%, 6/15/2037	3,000	3,353

Series 2020AA, Rev., 4.00%, 6/15/2038	1,000	1,113

Series 2020AA, Rev., 4.00%, 6/15/2045	5,000	5,443

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A, Rev., 5.00%, 6/15/2024	10,880	12,403

Series A, Rev., 5.00%, 6/15/2029	10,000	11,733

Series 2018A, Rev., 5.00%, 6/15/2030	6,850	7,980

Series A, Rev., 5.00%, 6/15/2031	5,000	5,806

New Jersey Transportation Trust Fund Authority, Transportation Program Series 2013AA, Rev., 5.00%, 6/15/2036	5,000	5,370

New Jersey Transportation Trust Fund Authority, Transportation System

Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,432

Series 2012A, Rev., 5.00%, 6/15/2042	500	520

Passaic Valley Water Commission, Water Supply System Rev., AGM, 5.00%, 12/15/2021	25	26

Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2030	100	117

State of New Jersey, COVID-19 Emergency Bonds

GO, 4.00%, 6/1/2031	19,000	22,784

GO, 4.00%, 6/1/2032	38,140	46,152

Tobacco Settlement Financing Corp.

Series A, Rev., 5.00%, 6/1/2023	3,000	3,295

Series A, Rev., 5.00%, 6/1/2024	3,645	4,145

Series A, Rev., 5.00%, 6/1/2025	3,500	4,105

Series A, Rev., 5.00%, 6/1/2026	3,500	4,217

Series A, Rev., 5.00%, 6/1/2028	3,000	3,768

Series A, Rev., 5.00%, 6/1/2029	4,500	5,603

Series A, Rev., 4.00%, 6/1/2037	1,000	1,126

Township of Harrison GO, 4.00%, 8/1/2023	25	27

Township of Hazlet GO, 4.00%, 8/1/2023	25	27

Township of Montclair, General Improvement Series 2017A, GO, 4.00%, 3/1/2024	35	39

Township of Moorestown, General Improvement and Water Sewer Utility GO, 5.00%, 2/1/2028	30	38

Township of Mount Laurel GO, 4.00%, 4/15/2023	25	27

Township of Raritan, General Improvement GO, 3.00%, 2/15/2022	25	26

Total New Jersey		192,920

New Mexico — 0.2%

Albuquerque Municipal School District No. 12, School Building

GO, 5.00%, 8/1/2030	800	1,013

GO, 5.00%, 8/1/2031	850	1,071

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	49

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Mexico — continued

GO, 5.00%, 8/1/2032	1,050	1,317

GO, 5.00%, 8/1/2033	1,385	1,731

GO, 5.00%, 8/1/2035	1,980	2,461

Baltimore County, Gross Receipts Tax Series B, Rev., NATL-RE-IBC, 5.70%, 4/1/2027	960	1,138

Central New Mexico Community College, Limited Tax GO, 5.00%, 8/15/2022	40	43

City of Rio Rancho, Water and Wastewater System Rev., 5.00%, 5/15/2022	55	58

City of Santa Fe, Gasoline Tax Rev., 5.00%, 6/1/2028	175	223

City of Santa Fe, Senior Lien

Series 2018A, Rev., 5.00%, 6/1/2021	60	61

Series 2018A, Rev., 5.00%, 6/1/2032	30	37

City of Santa Fe, Wastewater Utility System Rev., 5.00%, 6/1/2024	45	52

City of Santa Fe, Water Utility System Rev., 4.00%, 6/1/2031	50	56

New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2015B, Rev., 5.00%, 6/1/2021	25	25

New Mexico Finance Authority, State Transportation, Senior Lien, Tax-Exempt Series 2010-B, Rev., 5.00%, 6/15/2021	75	76

New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt

Series 2018C-1, Rev., 5.00%, 6/15/2023	25	28

Series 2019C-1, Rev., 5.00%, 6/15/2029	100	131

Series 2019C-1, Rev., 4.00%, 6/15/2035	25	29

Santa Fe Public School District GO, 5.00%, 8/1/2021	45	46

State of New Mexico, Severance Tax Permanent Fund Series 2017A, Rev., 5.00%, 7/1/2024	180	207

University of New Mexico, Subordinate Lien

Series 2016A, Rev., 5.00%, 6/1/2022	65	69

Series 2014C, Rev., 5.00%, 6/1/2024 (c)	50	57

Total New Mexico		9,929

New York — 12.1%

Battery Park City Authority, Tax-Exempt Series 2013A, Rev., 5.00%, 11/1/2021	35	36

Bedford Central School District, Boces Project Bonds GO, 4.00%, 7/1/2032	45	56

Bronxville Union Free School District GO, 5.00%, 3/1/2029	25	33

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Buffalo and Erie County Industrial Land Development Corp., D’youville College Project

Rev., 4.00%, 11/1/2035	515	570

Rev., 4.00%, 11/1/2040	1,035	1,126

City of New York Series B, GO, 4.00%, 8/1/2022	25	26

City of New York, Fiscal Year 2006 Series H, Subseries 2006H-A, GO, 4.00%, 1/1/2023	20	21

City of New York, Fiscal Year 2013

Series 2013J, GO, 5.00%, 8/1/2022	95	102

Series 2013J, GO, 5.00%, 8/1/2023	55	61

City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	10,762

City of New York, Fiscal Year 2015 Series 1, GO, 5.00%, 8/1/2023	20	22

Series 2015C, GO, 5.00%, 8/1/2023	140	156

City of New York, Fiscal Year 2016

Series A, GO, 5.00%, 8/1/2023	20	22

Series C, GO, 5.00%, 8/1/2023	50	56

Series E, GO, 5.00%, 8/1/2023	75	83

Series C, GO, 4.00%, 8/1/2025	20	23

City of New York, Fiscal Year 2017

Series 2017B-1, GO, 5.00%, 12/1/2022	30	32

Series C, GO, 5.00%, 8/1/2023	310	345

City of New York, Fiscal Year 2018

Series C, GO, 5.00%, 8/1/2022	95	102

Series A, GO, 4.00%, 8/1/2023	50	54

Series C, GO, 5.00%, 8/1/2024	20	23

Series A, GO, 5.00%, 8/1/2027	35	44

City of New York, Fiscal Year 2019 Series 2019A, GO, 5.00%, 8/1/2024	20	23

City of New York, Fiscal Year 2020

Series B, Subseries B-1, GO, 5.00%, 10/1/2033	25	32

Series B, Subseries B-1, GO, 5.00%, 10/1/2039	90	111

County of Albany, Various Purpose GO, 5.00%, 4/1/2022	40	42

County of Livingston, Public Improvement GO, 4.00%, 5/15/2021	20	20

County of Monroe, Public Improvement GO, AGM, 5.00%, 6/1/2024	25	29

County of Suffolk

Series 2015B, GO, AGM, 5.00%, 10/1/2023	50	56

Series 2015C, GO, 5.00%, 5/1/2025	10	11

Series 2017D, GO, 5.00%, 10/15/2026	105	128

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

County of Westchester

Series 2016A, GO, 5.00%, 1/1/2022	15	16

Series 2019F, GO, 5.00%, 12/15/2025	30	36

Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured Series 2017D, Rev., 5.00%, 9/1/2038	25	31

Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project

Series 2016A, Rev., 5.00%, 5/1/2022	35	37

Series 2011A, Rev., 5.00%, 5/1/2023	50	50

Series 2013A, Rev., 5.00%, 5/1/2024	25	28

Series 2013A, Rev., 5.00%, 5/1/2027	65	71

Hauppauge Union Free School District GO, 5.00%, 7/15/2023	20	22

Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2037	50	59

Long Island Power Authority, Electric System

Series 2012B, Rev., 5.00%, 9/1/2024	20	21

Rev., 5.00%, 9/1/2034	5,000	6,247

Rev., 5.00%, 9/1/2035	3,000	3,740

Metropolitan Transportation Authority

Series 2018C, Subseries 2018C-2, Rev., BAN, 5.00%, 9/1/2021	3,350	3,422

Series 2011A, Rev., 4.00%, 11/15/2021 (c)	10	10

Subseries C-1, Rev., 5.25%, 11/15/2029	6,000	7,015

Series 2017C-1, Rev., 5.00%, 11/15/2030	5,025	6,084

Subseries C-1, Rev., 5.00%, 11/15/2035	3,000	3,421

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2016A, Rev., 5.00%, 11/15/2025	45	54

Series 2016B-1, Rev., 5.00%, 11/15/2025	150	179

Middle Country Central School District at Centereach

GO, 4.00%, 8/15/2022	35	37

Monroe County Industrial Development Corp., Rochester Schools Modernization Project

Rev., 5.00%, 5/1/2022	155	163

Rev., 5.00%, 5/1/2026	35	42

Rev., 5.00%, 5/1/2029	25	32

Rev., 5.00%, 5/1/2032	675	821

Rev., 5.00%, 5/1/2033	810	983

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2040 (d)	630	732

Monroe County Industrial Development Corp., University of Rochester Project Series 2011A, Rev., 5.00%, 7/1/2021	55	56

New York City Industrial Development Agency, United Jewish Appeal - Federation of Jewish Philanthropies of New York, Inc., Project Series 2004B, Rev., 5.00%, 7/1/2034	150	156

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2013 Series 2013S-1, Rev., 5.00%, 7/15/2024	25	27

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015

Series 2015 S-1, Rev., 5.00%, 7/15/2040	45	52

Series 2015S-2, Rev., 5.00%, 7/15/2040	50	58

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016

Series 2016S-1, Rev., 5.00%, 7/15/2029	30	36

Series 2016 S-1, Rev., 5.00%, 7/15/2033	70	83

Series 2016S-1, Rev., 4.00%, 7/15/2036	45	50

Series 2016S-1, Rev., 5.00%, 7/15/2043	45	52

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018

Series 2018S-2, Rev., 5.00%, 7/15/2030	25	31

Series 2018S-2, Rev., 5.00%, 7/15/2031	45	55

Series 2018S-4, Rev., 5.00%, 7/15/2032	25	31

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019

Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2029	25	32

Series 2019S-2A, Rev., 5.00%, 7/15/2030	125	157

Series S-2A, Rev., 4.00%, 7/15/2037	5,000	5,716

Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2037	180	220

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012

Series 2012D-1, Rev., 5.00%, 11/1/2032	60	62

Subseries E-1, Rev., 5.00%, 2/1/2035	3,350	3,491

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014

Series 2014A-1, Rev., 5.00%, 11/1/2022	35	38

Series 2014B-1, Rev., 5.00%, 11/1/2026	40	45

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	51

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015

Series 2015E-1, Rev., 5.00%, 2/1/2024	25	28

Series B, Subseries B-1, Rev., 5.00%, 8/1/2029	55	63

Series 2015A-1, Rev., 5.00%, 8/1/2037	100	114

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016

Series 2016E-1, Rev., 5.00%, 2/1/2031	30	36

Series E-1, Rev., 5.00%, 2/1/2035	7,295	8,642

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017

Series B, Subseries B-1, Rev., 5.00%, 8/1/2024	25	29

Series C, Rev., 5.00%, 11/1/2030	5,685	6,981

Series E, Subseries E-1, Rev., 5.00%, 2/1/2031	1,410	1,719

Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	7,000	8,526

Series 2017F-1, Rev., 5.00%, 5/1/2032	25	31

Series E, Subseries E-1, Rev., 5.00%, 2/1/2033	10,000	12,147

Series 2017A-1, Rev., 4.00%, 5/1/2036	40	44

Subseries E-1, Rev., 5.00%, 2/1/2039	2,525	3,028

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019

Series 2019C-1, Rev., 5.00%, 11/1/2022	40	43

Series 2019C-1, Rev., 5.00%, 11/1/2034	45	57

Series 2019C-1, Rev., 5.00%, 11/1/2035	65	81

Series 2019A-1, Rev., 5.00%, 8/1/2038	30	37

Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	2,100	2,568

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020-I, Rev., 5.00%, 11/1/2022	25	27

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013 Series 2013G, Rev., 4.00%, 11/1/2022	25	27

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018

Series 2018B-1, Rev., 4.00%, 8/1/2023	30	33

Series 2018-A-2, Rev., 5.00%, 8/1/2033	30	37

Series 2018-A-2, Rev., 5.00%, 8/1/2038	25	30

Series C-3, Rev., 5.00%, 5/1/2039	70	85

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020

Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	125	157

Series 2020B-1, Rev., 5.00%, 11/1/2035	35	45

New York City Trust for Cultural Resources, The Museum of Modern Art Series 2016-1-E, Rev., 4.00%, 2/1/2023	490	523

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012

Series 2012EE, Rev., 4.00%, 6/15/2045	30	31

Series 2012FF, Rev., 4.00%, 6/15/2045	45	46

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014

Series 2014DD, Rev., 5.00%, 6/15/2023	40	44

Series 2014DD, Rev., 5.00%, 6/15/2024	50	58

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015

Series 2015HH, Rev., 5.00%, 6/15/2029	75	88

Series FF, Rev., 5.00%, 6/15/2031	5,000	5,885

Series 2015AA, Rev., 4.00%, 6/15/2044	25	27

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series EE, Rev., 5.00%, 6/15/2036	5,000	6,047

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018

Series 2018CC-2, Rev., 5.00%, 6/15/2025	20	23

Series 2018EE, Rev., 5.00%, 6/15/2035	35	42

Series 2018FF, Rev., 5.00%, 6/15/2040	50	61

Series BB, Subseries BB-1, Rev., 5.00%, 6/15/2045	40	47

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019

Series 2019AA, Rev., 5.00%, 6/15/2023	80	88

Series 2019FF-2, Rev., 4.00%, 6/15/2037	16,245	18,897

Subseries 2019EE-2, Rev., 5.00%, 6/15/2040	35	43

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020

Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000	11,670

Series 2020AA, Rev., 5.00%, 6/15/2040	25	31

Series 2020CC-2, Rev., 4.00%, 6/15/2041	5,000	5,769

Subseries 202DD-3, Rev., 5.00%, 6/15/2041	140	175

Subseries 202DD-3, Rev., 4.00%, 6/15/2042	1,880	2,173

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2025	2,000	2,334

New York Convention Center Development Corp., Subordinated Lien, Hotel Unit fee Secured

Series B, Rev., Zero Coupon, 11/15/2025	805	738

Series B, Rev., Zero Coupon, 11/15/2026	1,250	1,114

Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,294

Series 2016B, Rev., Zero Coupon, 11/15/2028	1,960	1,632

Series B, Rev., Zero Coupon, 11/15/2030	3,400	2,621

Series B, Rev., Zero Coupon, 11/15/2031	1,835	1,360

Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,426

Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,625	3,771

New York State Dormitory Authority, Columbia University

Series 2016A-2, Rev., 5.00%, 10/1/2024	15	18

Series 2015A, Rev., 5.00%, 10/1/2025	70	84

Series 2016A-1, Rev., 5.00%, 10/1/2026	70	87

Series 2017B, Rev., 5.00%, 10/1/2026	30	37

New York State Dormitory Authority, Cornell University

Series 2019A, Rev., 5.00%, 7/1/2025	65	78

Series 2019A, Rev., 5.00%, 7/1/2029	25	33

New York State Dormitory Authority, Municipal Health Facilities Improvement Program Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	4,191

New York State Dormitory Authority, New York University

Series 2016A, Rev., 5.00%, 7/1/2024	50	57

Series 2016A, Rev., 5.00%, 7/1/2027	60	74

Series 2019A, Rev., 5.00%, 7/1/2030	4,075	5,313

Series 2017A, Rev., 4.00%, 7/1/2035	25	29

Series 2017A, Rev., 4.00%, 7/1/2036	75	85

Series 2019A, Rev., 5.00%, 7/1/2036	45	57

Series 2017A, Rev., 4.00%, 7/1/2037	45	51

Series 2016A, Rev., 5.00%, 7/1/2039	140	168

Series 2019A, Rev., 5.00%, 7/1/2039	25	31

Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,861

Series 2019A, Rev., 4.00%, 7/1/2045	18,000	20,612

New York State Dormitory Authority, School Districts Financing Program

Series B, Rev., 5.00%, 10/1/2024	2,000	2,144

Series 2018A, Rev., 5.00%, 10/1/2026	285	347

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2019A, Rev., 5.00%, 4/1/2028	80	100

Series 2018A, Rev., 5.00%, 10/1/2030	25	30

Series 2018A, Rev., 5.00%, 10/1/2031	75	88

New York State Dormitory Authority, State Personal Income Tax Series 2005B, Rev., AMBAC, 5.50%, 3/15/2029	140	186

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series 2014A, Rev., 5.00%, 2/15/2023	90	98

Series 2015B, Rev., 5.00%, 2/15/2023	20	22

Series 2016D, Rev., 5.00%, 2/15/2023	25	27

Series A, Rev., 5.00%, 2/15/2023 (c)	3,000	3,280

Series 2015E, Rev., 5.00%, 3/15/2023	50	55

Series 2014A, Rev., 5.00%, 2/15/2024 (c)	15	17

Series 2015B, Rev., 5.00%, 2/15/2025 (c)	5	6

Series A, Rev., 5.00%, 2/15/2027	20,000	22,641

Series 2014C, Rev., 5.00%, 3/15/2027	220	250

Series 2014A, Rev., 5.00%, 2/15/2028	10,000	11,314

Series 2017A, Rev., 5.00%, 2/15/2028	40	49

Series A, Rev., 5.00%, 12/15/2028	20,000	21,633

Series 2014A, Rev., 5.00%, 2/15/2029	4,985	5,640

Series 2015E, Rev., 5.00%, 3/15/2029	125	149

Series 2012A, Rev., 5.00%, 12/15/2029	4,900	5,299

Series 2015E, Rev., 5.00%, 3/15/2030	30	36

Series 2014E, Rev., 5.00%, 2/15/2031	6,455	7,546

Series 2014C, Rev., 5.00%, 3/15/2033	20,000	22,656

Series A, Rev., 5.00%, 3/15/2033	95	119

Series 2015B, Rev., 5.00%, 2/15/2039	50	58

Series 2016A, Rev., 5.00%, 2/15/2041	50	59

Series 2017B, Rev., 5.00%, 2/15/2041	80	97

Series 2017B, Rev., 5.00%, 2/15/2042	30	36

Series 2019A, Rev., 5.00%, 3/15/2042	25	30

Series 2019A, Rev., 5.00%, 3/15/2043	95	115

New York State Dormitory Authority, State Sales Tax

Series 2016A, Rev., 5.00%, 3/15/2023	45	49

Series 2014A, Rev., 5.00%, 3/15/2027	90	102

Series 2014A, Rev., 5.00%, 3/15/2028	25	28

Series 2015B, Rev., 5.00%, 3/15/2029	45	53

Series 2018C, Rev., 5.00%, 3/15/2029	40	51

Series 2014A, Rev., 5.00%, 3/15/2030	5,500	6,225

Series 2015B, Rev., 5.00%, 3/15/2030	8,000	9,494

Series A, Rev., 5.00%, 3/15/2031	5,000	5,658

Series B, Rev., 5.00%, 3/15/2031	6,600	7,830

Series 2014A, Rev., 5.00%, 3/15/2032	20,210	22,855

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	53

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2016A, Rev., 5.00%, 3/15/2032	35	42

Series 2016A, Rev., 5.00%, 3/15/2033	70	84

Series 2015B, Rev., 5.00%, 3/15/2038	80	94

Series 2018E, Rev., 5.00%, 3/15/2038	10,000	12,282

Series B, Rev., 5.00%, 3/15/2039	13,080	15,338

Series 2018A, Rev., 5.00%, 3/15/2041	135	163

Series 2018E, Rev., 5.00%, 3/15/2041	225	274

Series 2018A, Rev., 5.00%, 3/15/2044	30	36

New York State Dormitory Authority, State University Dormitory Facilities

Series 2018A, Rev., 5.00%, 7/1/2026	160	193

Series A, Rev., 5.00%, 7/1/2028	2,720	3,410

Series A, Rev., 5.00%, 7/1/2029	2,100	2,638

Series 2017A, Rev., 5.00%, 7/1/2030	750	915

Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,800

Series 2018A, Rev., 5.00%, 7/1/2031	4,430	5,639

Series A, Rev., 5.00%, 7/1/2032	3,130	3,967

Series 2017A, Rev., 5.00%, 7/1/2037	230	275

Series 2017A, Rev., 5.00%, 7/1/2042	25	30

New York State Dormitory Authority, Third General Resolution, State University Educational Facilities

Series 2012A, Rev., 5.00%, 5/15/2022	50	53

Series A, Rev., 5.00%, 5/15/2025	2,000	2,112

Series A, Rev., 5.00%, 5/15/2028	2,000	2,112

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution

Series 2017A, Rev., 5.00%, 6/15/2023	25	28

Series 2011B, Rev., 5.00%, 6/15/2027	4,345	4,404

Series D, Rev., 5.00%, 6/15/2027	5,325	5,648

Series 2013A, Rev., 4.00%, 6/15/2028	10,000	10,752

Series 2019B, Rev., 5.00%, 6/15/2028	25	32

Series 2017E, Rev., 4.00%, 6/15/2037	40	46

Series 2019B, Rev., 5.00%, 6/15/2039	150	190

Series 2018B, Rev., 5.00%, 6/15/2043	50	61

New York State Thruway Authority

Series L, Rev., 5.00%, 1/1/2025	2,635	3,063

Series L, Rev., 5.00%, 1/1/2027	1,250	1,538

Series 2019B, Rev., 4.00%, 1/1/2039	5,000	5,720

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series 2011A, Rev., 5.00%, 3/15/2021	2,340	2,344

Series 2013A-1, Rev., 4.00%, 3/15/2023	25	27

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2015A, Rev., 5.00%, 3/15/2023	50	55

Series 2016A, Rev., 5.00%, 3/15/2023	110	121

Series 2014A, Rev., 5.00%, 3/15/2024	40	46

Series 2016A, Rev., 5.00%, 3/15/2024	10	11

Series 2017C, Rev., 5.00%, 3/15/2027	5,750	7,156

Series 2013C, Rev., 5.00%, 3/15/2032	30	33

Series 2016A, Rev., 5.00%, 3/15/2032	350	419

Series 2015A, Rev., 5.00%, 3/15/2033	60	71

Series 2019A, Rev., 5.00%, 3/15/2035	25	31

Series 2019A, Rev., 5.00%, 3/15/2037	35	43

Series 2019A, Rev., 5.00%, 3/15/2038	45	55

New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2041	70	87

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 5.00%, 1/1/2022	5,000	5,161

Rev., AMT, 5.00%, 1/1/2025	5,000	5,665

Rev., AMT, 4.00%, 10/1/2030	5,350	6,213

Rev., AMT, 5.00%, 1/1/2036	9,900	11,610

Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	160	164

Port Authority of New York and New Jersey, Consolidated

Series 194, Rev., 5.00%, 10/15/2023	225	252

Series 179, Rev., 5.00%, 12/1/2023	50	56

Series 179, Rev., 5.00%, 12/1/2025	50	56

Series 207, Rev., AMT, 5.00%, 9/15/2033	800	968

Series 209, Rev., 5.00%, 7/15/2035	125	155

Series 214, Rev., AMT, 4.00%, 9/1/2043	3,000	3,365

Series 93, Rev., 6.13%, 6/1/2094	12,000	13,667

Port Washington Union Free School District GO, 3.00%, 8/1/2027	70	74

Sales Tax Asset Receivable Corp., Fiscal Year 2015

Series 2015A, Rev., 5.00%, 10/15/2025	25	29

Series A, Rev., 5.00%, 10/15/2026	2,500	2,900

Series 2015A, Rev., 5.00%, 10/15/2028	55	64

Series A, Rev., 5.00%, 10/15/2029	3,785	4,371

Series A, Rev., 5.00%, 10/15/2031	12,500	14,424

Suffolk County Water Authority, Water System Series 2014A, Rev., 4.00%, 6/1/2026	50	56

Town of Brookhaven, Public Improvement GO, 4.00%, 7/15/2021	50	51

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Town of Southeast, Public Improvement Series 2019A, GO, 5.00%, 8/15/2022	45	48

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2013B, Rev., 5.00%, 11/15/2021	60	62

Series 2011A, Rev., 5.00%, 1/1/2022 (c)	5,495	5,718

Series 2013B, Rev., 5.00%, 11/15/2023	90	101

Series 2016A, Rev., 5.00%, 11/15/2023	20	22

Series 2017C-1, Rev., 5.00%, 11/15/2024	110	128

Series 2017C-1, Rev., 4.00%, 11/15/2025	50	58

Series 2017C-1, Rev., 5.00%, 11/15/2025	150	180

Series 2012B, Rev., 5.00%, 11/15/2026	240	259

Series 2017B, Rev., 5.00%, 11/15/2027	500	624

Series 2015A, Rev., 5.00%, 11/15/2029	200	234

Series B, Rev., 5.00%, 11/15/2030	2,500	2,697

Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	7,091

United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	50	53

Utility Debt Securitization Authority

Rev., 5.00%, 6/15/2023	40	40

Series 2016B, Rev., 5.00%, 12/15/2023	30	31

Series 2016A, Rev., 5.00%, 6/15/2025	100	111

Series 2016B, Rev., 5.00%, 6/15/2025	50	55

Series 2016A, Rev., 5.00%, 6/15/2027	25	30

Rev., 5.00%, 12/15/2036	5,250	6,247

Utility Debt Securitization Authority, Federally Tax-Exempt

Series TE, Rev., 5.00%, 12/15/2029	1,500	1,690

Series TE, Rev., 5.00%, 12/15/2032	3,500	3,938

Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,751

Vestal Central School District GO, 5.00%, 6/15/2021	25	25

Village of Ardsley, Public Improvement Series 2019A, GO, 4.00%, 7/15/2029	80	95

Village of Tarrytown, Public Improvement GO, 3.00%, 6/15/2021	60	60

Wantagh Union Free School District Series 2013A, GO, 5.00%, 9/1/2022	30	32

Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.00%, 7/1/2040	1,000	1,028

Total New York		561,166

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 2.0%

City of Charlotte Series 2016A, GO, 5.00%, 7/1/2029	1,050	1,278

City of Charlotte, Airport Special Facilities

Rev., 5.00%, 7/1/2031	25	32

Series A, Rev., 5.00%, 7/1/2034	25	30

City of High Point, Combined Enterprise System Rev., 5.00%, 11/1/2028	25	31

City of Raleigh Rev., 5.00%, 2/1/2029	305	365

City of Wilmington

Series A, Rev., 5.00%, 6/1/2028	400	456

County of Brunswick, Limited Obligation

Rev., 5.00%, 4/1/2022	30	31

County of Buncombe, Limited Obligation

Rev., 5.00%, 6/1/2023	50	55

Series 2020A, Rev., 5.00%, 6/1/2029	60	78

Series 2020A, Rev., 5.00%, 6/1/2030	75	100

Series 2020A, Rev., 5.00%, 6/1/2031	290	383

Series 2020A, Rev., 5.00%, 6/1/2033	125	164

County of Chatham, Limited Obligation Rev., 5.00%, 11/1/2026	1,880	2,189

County of Cumberland, Limited Obligation Rev., 5.00%, 11/1/2022	20	22

County of Davidson, Limited Obligation Rev., 5.00%, 6/1/2034	225	291

County of Durham GO, 5.00%, 11/1/2021	25	26

County of Forsyth GO, 5.00%, 12/1/2027	25	32

County of Harnett, Limited Obligation Rev., 4.00%, 10/1/2035	45	52

County of Moore Series 2019A, GO, 5.00%, 1/15/2024	20	22

County of Onslow, Public Facilities Company Ltd.

Rev., 5.00%, 10/1/2026	25	31

Rev., 4.00%, 10/1/2032	340	388

County of Union, Enterprise System Series 2019A, Rev., 5.00%, 6/1/2024	20	23

County of Wake

Rev., 5.00%, 9/1/2023	25	28

Rev., 5.00%, 9/1/2024	25	29

North Carolina Medical Care Commission, Retirement Facilities, Friends Homes, Inc.

Series 2020B-2, Rev., 2.30%, 9/1/2025	1,250	1,257

Series 2020B-1, Rev., 2.55%, 9/1/2026	1,575	1,583

North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	695	774

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	55

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

North Carolina — continued

North Carolina Medical Care Commission, The Presbyterian Homes Obligated Group

Rev., 4.00%, 10/1/2035	650	749

Rev., 4.00%, 10/1/2040	600	675

North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,800	14,717

North Carolina Turnpike Authority, Triangle Expressway System Series 2018A, Rev., 4.00%, 1/1/2035	85	99

Raleigh Durham Airport Authority

Series 2020B, Rev., 5.00%, 5/1/2026	30	37

Series 2015B, Rev., AMT, 5.00%, 5/1/2027	1,135	1,334

Series 2020B, Rev., 5.00%, 5/1/2029	25	32

Series 2020B, Rev., 5.00%, 5/1/2031	75	101

Series 2020A, Rev., AMT, 5.00%, 5/1/2032	2,600	3,348

Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,000	1,282

State of North Carolina

Rev., GAN, 5.00%, 3/1/2027	10,000	12,437

Rev., GAN, 5.00%, 3/1/2028	16,000	20,321

Rev., GAN, 5.00%, 3/1/2033	15,000	18,994

State of North Carolina, Build NC Programs, Limited Obligation

Series 2014B, Rev., 5.00%, 6/1/2021	25	25

Series 2014C, Rev., 5.00%, 5/1/2023	50	55

Series 2019A, Rev., 5.00%, 5/1/2026	25	31

University of North Carolina at Chapel Hill

Rev., 5.00%, 2/1/2032	25	31

University of North Carolina at Charlotte

Rev., 5.00%, 10/1/2029	45	55

Series 2020A, Rev., 5.00%, 10/1/2031	100	128

Series 2020A, Rev., 5.00%, 10/1/2033	500	635

Series 2020A, Rev., 5.00%, 10/1/2034	125	158

University of North Carolina, School of the Arts

Rev., 5.00%, 2/1/2032	1,285	1,629

Rev., 5.00%, 2/1/2033	850	1,073

Rev., 5.00%, 2/1/2034	1,240	1,558

Rev., 5.00%, 2/1/2036	1,385	1,729

Rev., 4.00%, 2/1/2040	500	570

Rev., 4.00%, 2/1/2045	1,750	1,958

Total North Carolina		93,511

North Dakota — 0.0% (e)

Barnes County North Public School District Building Authority Rev., 4.00%, 5/1/2021 (c)	10	10

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

City of Fargo

Series 2014E, GO, 5.00%, 5/1/2025	290	331

Series 2018D, GO, 5.00%, 5/1/2028	100	128

North Dakota Public Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 10/1/2021	50	51

Total North Dakota		520

Ohio — 2.1%

Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group

Rev., 5.00%, 11/15/2028	130	162

Rev., 5.00%, 11/15/2029	275	346

Rev., 5.00%, 11/15/2030	350	445

Rev., 5.00%, 11/15/2031	300	380

Rev., 5.00%, 11/15/2032	350	441

American Municipal Power, Inc., Green Bonds

Series 2019A, Rev., 5.00%, 2/15/2023	150	163

Series 2019A, Rev., 5.00%, 2/15/2024	225	254

Series 2019A, Rev., 5.00%, 2/15/2025	160	187

Series 2019A, Rev., 5.00%, 2/15/2026	200	241

Series 2019A, Rev., 5.00%, 2/15/2027	250	308

Series 2019A, Rev., 5.00%, 2/15/2028	225	283

Bowling Green State University, General Receipts

Series 2020A, Rev., 5.00%, 6/1/2033	375	478

Series 2020A, Rev., 5.00%, 6/1/2034	450	571

Series 2020A, Rev., 5.00%, 6/1/2035	650	822

Buckeye Tobacco Settlement Financing Authority

Series 2020A-2, Class I, Rev., 5.00%, 6/1/2034	1,000	1,262

Series 2020A-2, Class I, Rev., 4.00%, 6/1/2037	2,000	2,314

Series 2020A-2, Class I, Rev., 4.00%, 6/1/2039	2,000	2,294

City of Cincinnati, Water System Series B, Rev., 5.00%, 12/1/2023	30	34

City of Columbus, Various Purpose, Unlimited Tax

Series 2012-1, GO, 5.00%, 7/1/2021	25	25

Series 2017-1, GO, 5.00%, 4/1/2029	11,010	13,853

City of Dublin, Various Purpose GO, 5.00%, 12/1/2025	425	513

City of Huber Heights, Limited Tax GO, 5.00%, 12/1/2032	25	30

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt

Series 2020A, Rev., 5.00%, 8/1/2032	340	435

Series 2020A, Rev., 5.00%, 8/1/2033	325	413

Series 2020A, Rev., 5.00%, 8/1/2034	355	450

Series 2020A, Rev., 4.00%, 8/1/2041	905	1,029

City of North Ridgeville, Limited Tax GO, 4.00%, 12/1/2023	20	22

Cleveland Department of Public Utilities Division of Water

Series 2017BB, Rev., 5.00%, 1/1/2026	25	30

Series 2017BB, Rev., 5.00%, 1/1/2032	45	55

Columbus City School District, School Facilities Construction and Improvement Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,623

Columbus City School District, Various Purpose Series 2016B, GO, 4.00%, 12/1/2023	25	28

County of Cuyahoga, Sports Facilities Improvement Project, Excise Tax Rev., 5.00%, 12/1/2023 (c)	1,835	2,070

County of Franklin, Health Care Facilities, Ohio Living Communities

Series 2020B, Rev., 4.00%, 7/1/2028	225	262

Series 2020B, Rev., 4.00%, 7/1/2029	265	307

Series 2020B, Rev., 4.00%, 7/1/2030	875	1,005

Series 2020B, Rev., 4.00%, 7/1/2031	925	1,054

Series 2020B, Rev., 4.00%, 7/1/2032	1,440	1,628

Series 2020B, Rev., 4.00%, 7/1/2033	385	432

Series 2020B, Rev., 4.00%, 7/1/2034	475	531

Series 2020B, Rev., 4.00%, 7/1/2035	365	405

Series 2020B, Rev., 5.00%, 7/1/2040	5,290	6,084

County of Franklin, Nationwide Children’s Hospital Project Series 2016C, Rev., 5.00%, 11/1/2027	325	404

County of Franklin, Trinity Health Credit Group Series 2019A, Rev., 5.00%, 12/1/2036	1,250	1,579

County of Hamilton, Sales Tax Series 2016A, Rev., 5.00%, 12/1/2025	50	59

County of Hardin, Economic Development Facilities Improvement Bonds, Ohio Northern University

Rev., 4.00%, 5/1/2026	295	299

Rev., 5.00%, 5/1/2030	500	540

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group

Series A, Rev., 5.00%, 7/1/2027	840	1,021

Series A, Rev., 5.00%, 7/1/2028	1,200	1,299

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

Series A, Rev., 5.75%, 7/1/2028	750	823

Series A, Rev., 5.00%, 7/1/2031	250	307

Series A, Rev., 4.00%, 7/1/2033	920	1,048

Series A, Rev., 5.75%, 7/1/2033	1,400	1,516

Dayton City School District GO, 5.00%, 11/1/2029	10	13

Lakota Local School District/Sandusky Seneca and Wood Counties, School Facilities Construction and Improvement GO, 5.00%, 1/15/2023	50	54

Miami Valley Career Technology Center, Various Purpose School Improvement, Unlimited Tax GO, 5.00%, 12/1/2032	35	43

New Albany Plain Local School District, School Improvement GO, 5.00%, 12/1/2023	25	28

Northeast Ohio Regional Sewer District, Wastewater Improvement

Rev., 5.00%, 11/15/2026	1,500	1,744

Rev., 4.00%, 11/15/2049	45	49

Ohio Air Quality Development Authority. American Electric Company Project Series 2014A, Rev., 2.40%, 10/1/2029 (b)	1,820	1,916

Ohio Higher Educational Facility Commission, Tiffin University 2019 Project

Rev., 3.00%, 11/1/2024	100	103

Rev., 3.00%, 11/1/2025	605	624

Rev., 3.00%, 11/1/2026	585	604

Rev., 3.00%, 11/1/2027	645	664

Rev., 3.00%, 11/1/2028	655	671

Rev., 5.00%, 11/1/2034	1,520	1,752

Ohio Higher Educational Facility Commission, University of Dayton 2018 Project Series B, Rev., 5.00%, 12/1/2029	1,105	1,377

Ohio Higher Educational Facility Commission, University of Findlay 2019 Project

Rev., 5.00%, 3/1/2029	720	844

Rev., 5.00%, 3/1/2034	3,000	3,428

Ohio Higher Educational Facility Commission, Xavier University 2020 Project

Rev., 5.00%, 5/1/2033	500	633

Rev., 5.00%, 5/1/2034	520	655

Rev., 5.00%, 5/1/2035	440	553

Rev., 5.00%, 5/1/2036	460	576

Rev., 4.00%, 5/1/2037	695	794

Rev., 4.00%, 5/1/2039	680	773

Ohio State University (The), General Receipts Series 2010D, Rev., 5.00%, 12/1/2028	20	26

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	57

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

Ohio Turnpike and Infrastructure Commission

Series 2017A, Rev., 5.00%, 2/15/2026	55	67

Series 2017A, Rev., 5.00%, 2/15/2028	55	68

Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2030	50	62

Ohio Water Development Authority, Fresh Water Series 2016A, Rev., 5.00%, 12/1/2030	55	67

Ohio Water Development Authority, Water Pollution Control Series 2019A, Rev., 5.00%, 12/1/2027	50	64

Ohio Water Development Authority, Water Pollution Control Loan Fund

Series 2017A, Rev., 5.00%, 12/1/2029	25	31

Series 2019B, Rev., 5.00%, 12/1/2035	55	71

Shaker Heights City School District, School Facilities Improvement, Unlimited Tax Series A, GO, 5.00%, 12/15/2026	1,000	1,240

State of Ohio Series 2014A, GO, 5.00%, 9/15/2022	25	27

State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects

Series 2016A, Rev., 5.00%, 10/1/2023	70	79

Series 2017A, Rev., 5.00%, 4/1/2027 (c)	760	953

Series 2017A, Rev., 5.00%, 4/1/2033	25	30

State of Ohio, Capital Facilities Lease Appropriation Adult Correctional Building Fund Projects

Series 2017B, Rev., 5.00%, 10/1/2023	35	39

Series B, Rev., 5.00%, 10/1/2029	1,495	1,606

State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2017A, Rev., 5.00%, 12/1/2032	35	43

State of Ohio, Capital Facilities Lease Appropriation Transportation Building Fund Projects Series 2018A, Rev., 5.00%, 4/1/2029	1,760	2,227

State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2032	170	212

State of Ohio, Department of Administrative Services Enterprise Data Center Solutions Project COP, 5.00%, 9/1/2028	1,000	1,282

State of Ohio, Higher Education Series 2018A, GO, 5.00%, 2/1/2030	30	36

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

State of Ohio, Highway Capital Improvements Full Faith and Credit/Highway User Receipts

Series V, GO, 5.00%, 5/1/2034	10	13

State of Ohio, Major New State Infrastructure Project

Series 1, Rev., 5.00%, 12/15/2028	7,500	9,101

Series 2019-1, Rev., 5.00%, 12/15/2028	25	32

Series 1, Rev., 5.00%, 12/15/2029	7,000	8,470

University of Akron (The), General Receipts Series 2015A, Rev., 5.00%, 1/1/2025	110	127

Total Ohio		98,035

Oklahoma — 0.4%

City of Oklahoma City GO, 5.00%, 3/1/2024	25	29

Grand River Dam Authority

Series 2014A, Rev., 4.00%, 6/1/2024	25	28

Series 2016A, Rev., 5.00%, 6/1/2031	60	72

McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project

Rev., 4.00%, 9/1/2027	600	696

Rev., 4.00%, 9/1/2028	675	794

Oklahoma Capitol Improvement Authority

Series 2014A, Rev., 5.00%, 7/1/2022	25	26

Series 2014C, Rev., 5.00%, 7/1/2024	25	29

Oklahoma City Water Utilities Trust, Water and Sewer System Rev., 5.00%, 7/1/2022	25	27

Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project

Rev., 5.00%, 10/1/2022	250	268

Rev., 5.00%, 10/1/2023	180	200

Rev., 5.00%, 10/1/2025	510	606

Rev., 5.00%, 10/1/2026	500	611

Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project Rev., 5.00%, 9/1/2021	1,110	1,136

Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	2,885	2,889

Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2033	6,030	7,145

Oklahoma Turnpike Authority, Second Senior

Series 2017C, Rev., 5.00%, 1/1/2036	25	30

Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,332

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oklahoma — continued

Oklahoma Water Resources Board, Master Trust Series 2012A, Rev., 5.00%, 4/1/2022 (c)	25	26

Oklahoma Water Resources Board, Master Trust, Drinking Water Program Rev., 4.00%, 4/1/2032	30	34

Tulsa County Industrial Authority, Broken Arrow Public Schools Project Series A, Rev., 5.00%, 9/1/2028	15	19

University of Oklahoma (The) Series 2014C, Rev., 5.00%, 7/1/2031	50	53

Total Oklahoma		17,050

Oregon — 1.1%

City of Hermiston, Oregon Full Faith and Credit GO, 3.00%, 3/1/2026	30	33

City of Medford, Limited Tax GO, 5.00%, 7/15/2023 (c)	25	28

City of Portland, 4th and Montgomery and Streetcar Projects Series A, GO, 5.00%, 2/1/2035	650	825

City of Portland, Sewer System, First Lien Series A, Rev., 5.00%, 6/1/2026	5,350	6,338

City of Portland, Sewer System, Second Lien

Series 2019A, Rev., 5.00%, 3/1/2031	85	111

Series 2020A, Rev., 5.00%, 5/1/2031	45	59

City of Salem

GO, 5.00%, 6/1/2026	460	563

GO, 5.00%, 6/1/2029	2,055	2,619

City of Tualatin GO, 5.00%, 6/15/2028	15	19

Clackamas County School District No. 7J Lake Oswego

GO, 5.00%, 6/1/2029	20	25

GO, 5.00%, 6/1/2030	50	61

Hillsboro School District No. 1J

GO, 5.00%, 6/15/2026	4,000	4,893

GO, 5.00%, 6/15/2027	1,470	1,846

Lane County School District No. 52 Bethel GO, 4.00%, 6/15/2023	30	33

Mount Hood Community College District GO, 5.00%, 6/1/2022	5	5

Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series 2019A, GO, Zero Coupon, 6/15/2035	600	418

Oregon County Administrative School District No. 1, Bend-La Pine GO, 5.00%, 6/15/2026	4,725	5,791

Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt

Series 2020A, Rev., 5.00%, 10/1/2024	200	229

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued

Series 2020A, Rev., 5.00%, 10/1/2025	200	236

Series 2020A, Rev., 5.00%, 10/1/2026	125	151

Series 2020A, Rev., 5.00%, 10/1/2027	150	185

Series 2020A, Rev., 5.00%, 10/1/2028	175	220

Series 2020A, Rev., 5.00%, 10/1/2029	300	383

Series 2020A, Rev., 5.00%, 10/1/2030	300	387

Series 2020A, Rev., 5.00%, 10/1/2035	140	174

Series 2020A, Rev., 5.00%, 10/1/2040	1,165	1,436

Oregon State Lottery

Series 2014C, Rev., 5.00%, 4/1/2024	25	28

Series 2015C, Rev., 5.00%, 4/1/2026	200	236

Series 2014A, Rev., 5.00%, 4/1/2027	100	114

Series A, Rev., 5.00%, 4/1/2031	1,950	2,398

Series A, Rev., 5.00%, 4/1/2032	1,750	2,144

Series A, Rev., 5.00%, 4/1/2033	3,500	4,274

Series A, Rev., 5.00%, 4/1/2035	2,470	3,002

Portland Community College District

GO, 5.00%, 6/15/2023	35	39

GO, 5.00%, 6/15/2026	710	869

GO, 5.00%, 6/15/2027	2,640	3,219

State of Oregon, Article XI-Q State Projects

Series A, GO, 5.00%, 5/1/2021	25	25

Series 2019A, GO, 5.00%, 5/1/2030	40	52

Series 2016F, GO, 5.00%, 5/1/2032	2,885	3,472

State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt

Series 2019A, Rev., 5.00%, 11/15/2038	40	51

State of Oregon, Higher Education

Series L, GO, 5.00%, 8/1/2035	1,930	2,372

Series L, GO, 5.00%, 8/1/2036	1,975	2,420

Washington and Multnomah Counties School District No. 48J Beaverton Series 2014B, GO, 5.00%, 6/15/2024 (c)	105	121

Washington County Clean Water Services Rev., 5.00%, 10/1/2022	25	27

Yamhill County School District No. 40 McMinnville

GO, 4.00%, 6/15/2029	5	6

GO, 4.00%, 6/15/2035	75	84

Total Oregon		52,021

Pennsylvania — 4.4%

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group

Series 2018A, Rev., 5.00%, 4/1/2028	7,000	8,792

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	59

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Series 2018A, Rev., 5.00%, 4/1/2029	7,785	9,642

Series 2018A, Rev., 5.00%, 4/1/2030	5,000	6,139

Series 2018A, Rev., 5.00%, 4/1/2031	3,800	4,640

Allegheny County Hospital Development Authority, Pittsburgh Medical Center

Series 2019A, Rev., 5.00%, 7/15/2022	25	27

Series 2019A, Rev., 5.00%, 7/15/2027	3,000	3,743

Series 2019A, Rev., 5.00%, 7/15/2028	2,050	2,613

Allegheny County Sanitary Authority, Sewer Rev., AGM, 4.00%, 12/1/2035	5	6

Allentown City School District, Limited Tax

Series B, GO, 5.00%, 2/1/2029	3,110	3,921

Series B, GO, 5.00%, 2/1/2030	4,300	5,427

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2025	500	565

Rev., 5.00%, 11/1/2027	1,150	1,332

Rev., 5.00%, 11/1/2028	1,535	1,771

Rev., 5.00%, 11/1/2029	350	400

Rev., 5.00%, 11/1/2030	600	681

Berks County Municipal Authority (The), Tower Health Project

Series 2020B-2, Rev., 5.00%, 2/1/2027 (b)	3,700	4,192

Series 2020A, Rev., 5.00%, 2/1/2028	1,050	1,218

Series 2020A, Rev., 5.00%, 2/1/2029	740	863

Series 2020A, Rev., 5.00%, 2/1/2030	800	939

Series 2020B-3, Rev., 5.00%, 2/1/2030 (b)	9,300	10,817

Series 2020A, Rev., 5.00%, 2/1/2031	700	828

Series 2020A, Rev., 5.00%, 2/1/2032	750	890

Bucks County Community College Authority Rev., GTD, 5.00%, 6/15/2021	25	25

Bucks County Industrial Development Authority, Grand View Hospital Project

Rev., 5.00%, 7/1/2025 (f)	370	419

Rev., 5.00%, 7/1/2026 (f)	450	519

Rev., 5.00%, 7/1/2027 (f)	475	555

Rev., 5.00%, 7/1/2028 (f)	500	590

Rev., 5.00%, 7/1/2029 (f)	500	595

Rev., 5.00%, 7/1/2030 (f)	675	809

Rev., 5.00%, 7/1/2031 (f)	1,150	1,392

Rev., 5.00%, 7/1/2032 (f)	500	603

Rev., 5.00%, 7/1/2033 (f)	1,170	1,407

Rev., 5.00%, 7/1/2034 (f)	1,300	1,555

Rev., 5.00%, 7/1/2035 (f)	1,055	1,258

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Centennial School District Bucks County

GO, 5.00%, 12/15/2023	60	68

GO, 5.00%, 12/15/2024	20	23

Chester County Industrial Development Authority, Longwood Gardens Project

Rev., 5.00%, 12/1/2032	475	611

Rev., 5.00%, 12/1/2033	740	947

Rev., 5.00%, 12/1/2034	400	509

Rev., 5.00%, 12/1/2035	175	221

Rev., 5.00%, 12/1/2036	305	384

Rev., 5.00%, 12/1/2037	450	563

Rev., 5.00%, 12/1/2038	950	1,185

Rev., 5.00%, 12/1/2044	8,530	10,462

City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2032	250	297

Commonwealth Financing Authority, Tobacco Master Settlement Payment

Rev., 5.00%, 6/1/2024	1,275	1,452

Rev., 5.00%, 6/1/2025	1,875	2,203

Rev., 5.00%, 6/1/2026	1,120	1,354

Rev., 5.00%, 6/1/2027	1,500	1,856

Rev., 5.00%, 6/1/2028	2,620	3,304

Rev., 5.00%, 6/1/2029	1,120	1,400

Commonwealth of Pennsylvania

Series 1, GO, 5.00%, 6/15/2024 (c)	50	58

Series A, COP, 5.00%, 7/1/2028	400	498

Series A, COP, 5.00%, 7/1/2029	300	373

Series A, COP, 5.00%, 7/1/2030	375	465

Series A, COP, 5.00%, 7/1/2031	425	525

Series A, COP, 5.00%, 7/1/2034	450	550

County of Allegheny Series C-77, GO, 5.00%, 11/1/2043	50	61

County of Armstrong GO, AGM, 4.00%, 6/1/2034	575	660

County of Berks GO, 5.00%, 11/15/2023	20	23

County of Bucks GO, 5.00%, 5/1/2027	325	398

County of Cambria

Series 2020B, GO, AGM, 4.00%, 8/1/2032	500	562

Series 2020B, GO, AGM, 4.00%, 8/1/2033	500	560

Series 2020B, GO, AGM, 4.00%, 8/1/2034	700	780

Delaware County Authority, Haverford College

Series 2017A, Rev., 5.00%, 10/1/2026	30	37

Series 2017A, Rev., 5.00%, 10/1/2030	40	48

Series 2017A, Rev., 5.00%, 10/1/2042	45	52

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Delaware County Authority, Villanova University Rev., 5.00%, 8/1/2021	15	15

DuBois Hospital Authority, Penn Highlands Healthcare

Rev., 5.00%, 7/15/2029	1,700	2,045

Rev., 5.00%, 7/15/2030	2,000	2,382

Rev., 5.00%, 7/15/2031	1,450	1,719

Rev., 5.00%, 7/15/2032	1,525	1,801

Rev., 5.00%, 7/15/2034	1,675	1,966

Rev., 4.00%, 7/15/2043	5,670	6,054

Easton Area School District Series 2020B, GO, 5.00%, 2/1/2031	50	63

Erie City Water Authority

Series B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,571

Series B, Rev., AGM, 5.00%, 12/1/2033	800	1,013

Series 2018D, Rev., 4.00%, 12/1/2036	35	41

Geisinger Authority, Health System Series 2020A, Rev., 4.00%, 4/1/2039	6,665	7,692

Haverford Township School District GO, 4.00%, 9/15/2022	40	42

Kiski Valley Water Pollution Control Authority, Sewer

Series 2020A, Rev., AGM, 4.00%, 9/1/2035	305	353

Series 2020A, Rev., AGM, 4.00%, 9/1/2036	360	415

Lackawanna County Industrial Development Authority, University of Scranton Rev., 5.00%, 11/1/2021	10	10

Lancaster County Hospital Authority, Health Center, Masonic Villages Project Rev., 5.00%, 11/1/2028	1,215	1,367

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2027	815	962

Rev., 5.00%, 4/1/2028	600	719

Rev., 5.00%, 4/1/2029	815	990

Rev., 5.00%, 4/1/2030	760	935

Rev., 5.00%, 4/1/2031	705	862

Rev., 5.00%, 4/1/2032	945	1,149

Rev., 5.00%, 4/1/2033	920	1,112

Rev., 5.00%, 4/1/2034	520	626

Rev., 4.00%, 4/1/2035	405	450

Rev., 4.00%, 4/1/2036	515	569

Rev., 4.00%, 4/1/2037	545	601

Rev., 4.00%, 4/1/2038	695	764

Rev., 4.00%, 4/1/2039	305	334

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Montgomery County Higher Education and Health Authority, Thomas Jefferson University

Series 2018A, Rev., 5.00%, 9/1/2030	3,125	3,862

Series 2018A, Rev., 4.00%, 9/1/2038	2,950	3,312

Montgomery County Industrial Development Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	340

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Rev., 4.00%, 12/1/2024	155	171

Rev., 4.00%, 12/1/2025	150	168

Rev., 4.00%, 12/1/2026	150	171

Rev., 4.00%, 12/1/2027	200	227

Rev., 4.00%, 12/1/2028	205	232

Rev., 4.00%, 12/1/2029	250	281

Rev., 4.00%, 12/1/2030	300	335

Rev., 4.00%, 12/1/2031	300	333

Rev., 4.00%, 12/1/2032	435	481

Rev., 4.00%, 12/1/2033	400	441

Rev., 4.00%, 12/1/2034	165	181

Rev., 4.00%, 12/1/2035	175	192

Rev., 4.00%, 12/1/2036	175	191

Rev., 4.00%, 12/1/2037	100	109

Rev., 4.00%, 12/1/2038	100	109

Nazareth Area School District

Series D, GO, 5.00%, 11/15/2030	900	1,076

Series D, GO, 5.00%, 11/15/2035	1,390	1,651

Series D, GO, 5.00%, 11/15/2036	1,250	1,481

Series D, GO, 5.00%, 11/15/2037	550	650

Series E, GO, 5.00%, 11/15/2038	810	956

North Penn School District Series 2019A, GO, 3.00%, 1/15/2023	70	74

Pennsbury School District Series 2019A, GO, 4.00%, 8/1/2022	25	26

Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Rev., 2.80%, 12/1/2021 (b)	8,855	9,027

Pennsylvania Higher Educational Facilities Authority, Trustees of the University

Series 2016A, Rev., 5.00%, 8/15/2023	50	56

Series 2015A, Rev., 5.00%, 10/1/2023	30	33

Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System

Rev., 5.00%, 8/15/2029	40	52

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	61

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Rev., 5.00%, 8/15/2031	50	65

Rev., 5.00%, 8/15/2040	100	116

Pennsylvania State University (The) Series A, Rev., 5.00%, 9/1/2023	40	45

Pennsylvania Turnpike Commission

Series A, Rev., 5.00%, 12/1/2032	1,750	2,259

Series 2020B, Rev., 5.00%, 12/1/2033	470	617

Series A, Rev., 5.00%, 12/1/2033	1,240	1,594

Series A, Rev., 5.00%, 12/1/2034	1,400	1,795

Series A, Rev., 5.00%, 12/1/2035	2,000	2,555

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2030	260	307

Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2033	1,300	1,790

Red Lion Area School District Series B, GO, 4.00%, 5/1/2023	5	5

School District of the City of Erie (The)

Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	644

Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,563

Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	688

Series 2019C, GO, AGM, 5.00%, 4/1/2028	925	1,158

Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	395

Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,275

Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	543

Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	638

Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	666

Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,316

Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	1,031

Spring-Ford Area School District

GO, 5.00%, 3/1/2023	25	25

GO, 5.00%, 6/1/2023	50	55

St. Mary Hospital Authority, Trinity Health Credit Group Series 2019PA, Rev., 5.00%, 12/1/2031	25	32

Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	50	57

Township of Hampton GO, 4.00%, 1/1/2039	45	51

Township of Lower Paxton GO, 4.00%, 4/1/2033	35	41

Township of Palmer Series 2020D, GO, 4.00%, 11/15/2025	20	23

Township of Radnor Series B, GO, 4.00%, 7/15/2024	10	11

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Township of Spring GO, 5.00%, 11/15/2028	25	32

Upper Merion Area School District

GO, 5.00%, 1/15/2029	350	420

GO, 5.00%, 1/15/2031	650	777

GO, 5.00%, 1/15/2033	480	573

GO, 5.00%, 1/15/2034	200	238

GO, 5.00%, 1/15/2035	475	564

Warwick School District GO, 4.00%, 3/1/2024	30	33

West Chester Area School District GO, 4.00%, 5/15/2040	40	47

Wilkes-Barre Area School District

GO, 5.00%, 4/15/2023	110	120

GO, 3.50%, 4/15/2038	370	406

GO, 3.50%, 4/15/2039	235	257

GO, 3.75%, 4/15/2044	1,500	1,646

Total Pennsylvania		202,975

Puerto Rico — 0.3%

Puerto Rico Public Finance Corp. (Puerto Rico) Series E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026 (c)	10,000	12,744

Rhode Island — 0.0% (e)

Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Series 2015B, Rev., 5.00%, 10/1/2023	20	22

Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2018A, Rev., 5.00%, 10/1/2024	25	29

Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 4.00%, 10/1/2044	480	545

State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2019A, GO, 4.00%, 5/1/2037	50	59

Total Rhode Island		655

South Carolina — 0.3%

Beaufort-Jasper Water and Sewer Authority Series 2019A, Rev., 5.00%, 3/1/2029	25	33

Berkeley County School District

Rev., 5.00%, 12/1/2022	1,000	1,084

Rev., 5.00%, 12/1/2023	1,505	1,687

Charleston County Airport District Rev., 5.00%, 7/1/2026	100	120

City of Spartanburg, Water System Series B, Rev., 5.00%, 6/1/2031	480	588

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

South Carolina — continued

Easley Combined Utility System

Rev., AGM, 4.00%, 12/1/2033	600	706

Rev., AGM, 4.00%, 12/1/2034	780	916

Lexington County Health Services District, Inc., LexMed Obligated Group

Rev., 5.00%, 11/1/2029	575	707

Rev., 4.00%, 11/1/2030	750	858

Rev., 4.00%, 11/1/2031	500	570

Rev., 4.00%, 11/1/2032	535	607

Rev., 4.00%, 11/1/2033	200	226

Richland County School District No. 1 Series C, GO, SCSDE, 5.00%, 3/1/2025	4,000	4,635

South Carolina State Fiscal Accountability Authority, Department of Mental Health Project Rev., 5.00%, 10/1/2037	300	361

Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2023	35	39

Total South Carolina		13,137

South Dakota — 0.0% (e)

Brookings School District No. 005-1 GO, 4.00%, 7/1/2026	25	29

Harrisburg School District No. 41-2 GO, 4.00%, 1/15/2022 (c)	55	57

Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay

GO, 5.00%, 8/1/2027	215	269

GO, 4.00%, 8/1/2028	1,115	1,306

Total South Dakota		1,661

Tennessee — 5.5%

Chattanooga Health Educational and Housing Facility Board, Commonspirit Health

Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,261

Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,255

Series A-1, Rev., 5.00%, 8/1/2034	750	935

Series A-1, Rev., 5.00%, 8/1/2035	500	621

City of Cleveland GO, 5.00%, 12/1/2023	50	56

City of Johnson City Series 2019B, GO, 5.00%, 6/1/2028	45	58

City of Kingsport Series B, GO, 5.00%, 3/1/2025	110	129

City of Knoxville, Electric System Series 2017-II, Rev., 5.00%, 7/1/2023	25	28

City of Memphis, General Improvement Series 2015A, GO, 5.00%, 4/1/2026	40	47

County of Anderson, Rural Elementary School Series A, GO, 5.00%, 5/1/2025	890	1,051

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued

County of Anderson, Rural High School

Series B, GO, 5.00%, 5/1/2024	750	857

Series 2018B, GO, 5.00%, 5/1/2025	785	927

County of Blount Series B, GO, 5.00%, 6/1/2027	1,000	1,218

County of Hamilton

Series 2018A, GO, 5.00%, 4/1/2025	30	35

County of Knox GO, 5.00%, 6/1/2029	1,410	1,795

County of Madison GO, 5.00%, 5/1/2026	3,770	4,596

County of Sevier GO, 5.00%, 6/1/2025	145	171

County of Shelby Series 2019B, GO, 5.00%, 4/1/2022	30	32

County of Shelby, Public Improvement Series A, GO, 4.00%, 4/1/2034	9,470	11,289

County of Sullivan GO, 4.00%, 5/1/2045	40	44

County of Washington

Series B, GO, 5.00%, 6/1/2021	50	51

Series 2016A, GO, 4.00%, 6/1/2032	35	40

County of Williamson Series 2016A, GO, 5.00%, 4/1/2023	25	27

County of Williamson, Tennessee County District School Series B, GO, 5.00%, 4/1/2023 (c)	10	11

County of Wilson GO, 5.00%, 4/1/2022	10	11

County of Wilson, District School GO, 5.00%, 4/1/2026	65	79

Franklin Special School District, School Improvement

GO, 5.00%, 6/1/2028	100	128

GO, 5.00%, 6/1/2030	300	389

Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group

Series 2018A, Rev., 5.00%, 7/1/2031	4,500	4,856

Series 2018A, Rev., 5.00%, 7/1/2032	4,000	4,311

Series 2018A, Rev., 5.00%, 7/1/2033	5,300	5,703

Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital

Rev., 5.00%, 11/15/2025	855	1,010

Rev., 5.00%, 11/15/2027	800	988

Metropolitan Government of Nashville and Davidson County

GO, 5.00%, 7/1/2024	15	17

Series C, GO, 5.00%, 7/1/2025 (c)	5,500	6,549

GO, 5.00%, 7/1/2029	27,295	34,825

GO, 5.00%, 1/1/2031	15	18

GO, 4.00%, 7/1/2031	17,400	20,533

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	63

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — continued

GO, 5.00%, 7/1/2031	10,000	12,617

GO, 4.00%, 7/1/2036	24,290	28,547

GO, 4.00%, 7/1/2037	16,205	18,987

Metropolitan Government of Nashville and Davidson County, Electrical System Series 2011A, Rev., 5.00%, 5/15/2021 (c)	35	35

Metropolitan Nashville Airport Authority (The), Subordinate Airport

Series 2019A, Rev., 5.00%, 7/1/2031	850	1,104

Series 2019A, Rev., 5.00%, 7/1/2032	850	1,097

Series 2019A, Rev., 5.00%, 7/1/2033	825	1,059

Series 2019A, Rev., 5.00%, 7/1/2034	275	352

Series 2019A, Rev., 5.00%, 7/1/2035	545	695

Series 2019B, Rev., AMT, 5.00%, 7/1/2035	300	375

Series 2019A, Rev., 5.00%, 7/1/2036	1,150	1,460

Series 2019A, Rev., 5.00%, 7/1/2037	1,750	2,214

Series 2019A, Rev., 5.00%, 7/1/2039	1,800	2,264

Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	771

Series 2019A, Rev., 5.00%, 7/1/2044	1,620	2,009

Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,715

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project

Series 2019A, Rev., 5.75%, 10/1/2049	2,420	2,441

Series 2019A, Rev., 5.75%, 10/1/2054	4,280	4,303

Series 2019A, Rev., 5.75%, 10/1/2059	1,040	1,035

Tennessee Energy Acquisition Corp., Gas Project

Series 2017A, Rev., 4.00%, 5/1/2023 (b)	22,170	23,668

Rev., 4.00%, 11/1/2025 (b)	29,000	32,906

Series 2006B, Rev., 5.63%, 9/1/2026	5,000	6,133

Tennessee State School Bond Authority, Higher Educational Facility Second Program

Series A, Rev., 5.00%, 11/1/2026	15	19

Series B, Rev., 5.00%, 11/1/2030	3,645	4,546

Series B, Rev., 5.00%, 11/1/2031	75	93

Total Tennessee		256,396

Texas — 4.6%

Alto Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2030	25	32

Amarillo College District, Limited Tax GO, 4.00%, 2/15/2023	65	70

Arlington Higher Education Finance Corp., Uplift Education Series 2020A, Rev., PSF-GTD, 4.00%, 12/1/2032	20	24

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Arlington Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2031	40	51

GO, PSF-GTD, 4.00%, 2/15/2036	25	30

Austin Community College District, Limited Tax GO, 5.00%, 8/1/2030	35	43

Belton Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2032	25	29

Bexar County Hospital District GO, 5.00%, 2/15/2024	85	96

Bexar County Hospital District, Limited Tax GO, 4.00%, 2/15/2036	25	29

Board of Regents of the University of Texas System, Financing System

Series 2014B, Rev., 5.00%, 8/15/2023	35	39

Series 2016E, Rev., 5.00%, 8/15/2026	25	31

Series 2016J, Rev., 5.00%, 8/15/2027	50	61

Brazosport Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	45	55

Carrollton-Farmers Branch Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	35	40

City of Arlington, Permanent Improvement Series A, GO, 4.00%, 8/15/2024	25	28

City of Austin GO, 5.00%, 9/1/2030	10	12

City of Austin, Airport System

Rev., AMT, 5.00%, 11/15/2033	500	569

Series 2019B, Rev., AMT, 5.00%, 11/15/2036	1,000	1,236

Series 2017B, Rev., AMT, 5.00%, 11/15/2046	5,000	5,753

City of Austin, Public Improvement

GO, 5.00%, 9/1/2029	50	62

City of Austin, Water and Wastewater System

Rev., 5.00%, 11/15/2023	50	57

Series 2015A, Rev., 5.00%, 11/15/2023	25	28

City of Carrollton

GO, 5.00%, 8/15/2024	10	12

GO, 4.00%, 8/15/2035	100	118

City of College Station GO, 5.00%, 2/15/2024	25	28

City of Conroe Series 2019B, GO, 5.00%, 11/15/2028	20	26

City of Copperas Cove, Combination Tax GO, 5.00%, 8/15/2027	20	25

City of Dallas GO, 5.00%, 2/15/2029	2,505	2,906

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

City of Denton GO, 5.00%, 2/15/2025	25	29

City of Edinburg, Combination Tax Series A, GO, 3.00%, 3/1/2021	10	10

City of El Paso

GO, 4.00%, 8/15/2031	75	87

Series 2020A, GO, 4.00%, 8/15/2034	1,000	1,193

Series 2020A, GO, 4.00%, 8/15/2035	750	892

City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson GO, 5.00%, 3/1/2028	30	38

City of Fort Worth, Water and Sewer System Improvement Series 2015A, Rev., 5.00%, 2/15/2023	35	38

City of Frisco GO, 5.00%, 2/15/2023	2,160	2,168

City of Grand Prairie, Combination Tax

GO, 5.00%, 2/15/2026	20	24

Series 2019A, GO, 5.00%, 2/15/2029	20	25

City of Houston, Airport System, Subordinate Lien

Series 2018C, Rev., AMT, 5.00%, 7/1/2027	175	215

Series 2018B, Rev., 5.00%, 7/1/2030	85	105

Series 2018A, Rev., AMT, 5.00%, 7/1/2031	250	305

Series 2018D, Rev., 5.00%, 7/1/2038	65	78

City of Houston, Combined Utility System, First Lien

Series 2014C, Rev., 5.00%, 5/15/2023	20	22

Series 2016B, Rev., 4.00%, 11/15/2031	25	29

Series 2016B, Rev., 5.00%, 11/15/2036	1,435	1,730

Series 2016B, Rev., 4.00%, 11/15/2037	40	46

City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,000	2,958

City of Houston, Public Improvement

Series A, GO, 5.00%, 3/1/2028	2,700	3,049

Series A, GO, 5.00%, 3/1/2029	2,600	2,934

City of Irving, Hotel Occupancy, Occupancy Tax

GO, 5.50%, 8/15/2027	2,785	3,594

GO, 5.00%, 8/15/2028	40	50

City of Irving, Waterworks and Sewer System Rev., 5.00%, 8/15/2029	20	25

City of Killeen GO, 4.00%, 8/1/2033	50	56

City of Laredo GO, 5.00%, 2/15/2023	45	49

City of Laredo, Waterworks and Sewer System

Rev., 4.00%, 3/1/2035	30	35

Rev., 4.00%, 3/1/2040	100	108

City of League City GO, 5.00%, 2/15/2023	20	22

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

City of Longview

GO, 5.00%, 6/1/2023	40	44

GO, 5.00%, 9/1/2023	25	28

City of Lubbock GO, 5.00%, 2/15/2026	35	42

City of Mansfield GO, 5.00%, 2/15/2024	30	34

City of McAllen GO, 5.00%, 2/15/2029	355	446

City of Mesquite GO, 5.00%, 2/15/2023	40	44

City of Midland GO, 5.00%, 3/1/2024	55	62

City of Missouri GO, 5.00%, 6/15/2023	55	61

City of Pflugerville, Combination Tax GO, 5.00%, 8/1/2033	30	38

City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25	31

City of Plano

GO, 5.00%, 9/1/2028	2,210	2,727

GO, 5.00%, 9/1/2029	1,855	2,279

City of San Antonio, Combination Tax GO, 5.00%, 2/1/2023	30	33

City of San Antonio, Electric and Gas Systems

Rev., 5.00%, 2/1/2023	35	38

Rev., 5.00%, 2/1/2026	6,000	7,261

Rev., 5.00%, 2/1/2028	310	395

Rev., 5.00%, 2/1/2029	100	123

Series 2020, Rev., 5.00%, 2/1/2036	30	39

City of San Antonio, General Improvement GO, 5.00%, 8/1/2027	20	25

City of Temple GO, 5.00%, 8/1/2026	35	43

City of The Colony, Combination Tax GO, 5.00%, 2/15/2023	25	27

City of Victoria, Utility System Rev., 5.00%, 12/1/2023 (c)	2,705	3,056

City of Waco GO, 5.00%, 2/1/2023	35	38

City of Waco, Combination Tax GO, 5.00%, 2/1/2028	35	44

City of Wylie, Combination Tax GO, 4.00%, 2/15/2024	20	22

Clear Creek Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	20	22

Cleveland Independent School District, Unlimited Tax School Building Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2031	80	100

Clifton Higher Education Finance Corp., Idea Public Schools Series 2016B, Rev., 4.00%, 8/15/2021	45	46

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	65

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Coastal Water Authority, City of Houston Projects

Rev., 5.00%, 12/15/2022	3,160	3,171

Rev., 5.00%, 12/15/2025	5,115	5,133

Collin County Community College District, Limited Tax GO, 5.00%, 8/15/2029	11,990	14,961

Comal Independent School District, Unlimited Tax

Series B, GO, PSF-GTD, 5.00%, 2/1/2023	100	109

GO, PSF-GTD, 5.00%, 2/1/2026	35	42

County of Brazos, Limited Tax GO, 5.00%, 9/1/2025	45	54

County of Denton, Permanent Improvement GO, 5.00%, 7/15/2027	50	61

County of Harris, Toll Road, Senior Lien

Series 2016A, Rev., 5.00%, 8/15/2028	4,500	5,474

Series 2016A, Rev., 5.00%, 8/15/2036	60	72

County of Harris, Unlimited Tax Series 2015A, GO, 5.00%, 10/1/2026	350	421

County of Hays, Unlimited Tax

GO, 5.00%, 2/15/2031	45	56

County of Hidalgo Series 2018B, GO, 5.00%, 8/15/2028	25	32

County of Lubbock GO, 5.00%, 2/15/2023	45	49

County of Parker, Unlimited Tax GO, 5.00%, 2/15/2023	20	22

County of Williamson, Limited Tax GO, 5.00%, 2/15/2027	50	62

Cypress-Fairbanks Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2026	55	67

Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2031	25	32

Dallas Area Rapid Transit, Sales Tax, Senior Lien

Rev., 5.00%, 12/1/2029	50	66

Rev., 5.00%, 12/1/2031	45	59

Series 2016A, Rev., 5.00%, 12/1/2048	9,905	11,562

Dallas Area Rapid Transit, Sales Tax, Senior Lien Improvement Series 2020A, Rev., 5.00%, 12/1/2030	45	60

Dallas Fort Worth International Airport Series F, Rev., 5.00%, 11/1/2024	5,000	5,623

Dallas Independent School District, Unlimited Tax GO, 5.00%, 2/15/2031	30	37

Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Rev., PSF-GTD, 4.00%, 2/15/2028	250	291

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Fort Bend County Municipal Utility District No. 142, Unlimited Tax GO, AGM, 4.00%, 9/1/2024	50	55

Fort Bend County Municipal Utility District No. 25, Unlimited Tax

GO, 4.00%, 10/1/2022	100	106

GO, 4.00%, 10/1/2023	150	163

GO, 4.00%, 10/1/2024	375	418

Fort Bend Independent School District GO, PSF-GTD, 5.00%, 8/15/2029	35	44

Frisco Independent School District, School Building Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2026	75	91

Garland Independent School District, School Building Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2026	10	12

Georgetown Independent School District Series 2019-D, GO, 4.00%, 8/15/2033	30	35

Goose Creek Consolidated Independent School District Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2027	30	37

Grand Parkway Transportation Corp., System Toll Series 2018A, Rev., 5.00%, 10/1/2034	45	56

Grapevine-Colleyville Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 8/15/2027	1,000	1,189

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2028	185	212

Harris County Toll Road Authority (The), Senior Lien

Series 2018A, Rev., 5.00%, 8/15/2023	35	39

Series 2018A, Rev., 5.00%, 8/15/2024	30	35

Harris County, Houston Sports Authority, Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2024	30	34

Haskell Consolidated Independent School District GO, PSF-GTD, 5.00%, 2/15/2029	10	12

Houston Community College System

GO, 5.00%, 3/15/2021	5,140	5,149

Rev., 5.00%, 4/15/2023	25	27

GO, 5.00%, 2/15/2026	100	121

Rev., 4.00%, 4/15/2031	25	28

Houston Independent School District

Series A, GO, PSF-GTD, 5.00%, 2/15/2023	25	27

GO, 5.00%, 7/15/2031	9,700	12,280

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Hurst-Euless-Bedford Independent School District Series 2017A, GO, 5.00%, 8/15/2024	80	92

Irving Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	50	55

Keller Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 5.00%, 8/15/2030	25	30

Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2035	25	31

La Porte Independent School District GO, 4.00%, 2/15/2030	20	22

Lake Travis Independent School District, School Building Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2029	35	43

Lancaster Independent School District Series 2015-C, GO, 5.00%, 2/15/2033	45	52

Lewisville Independent School District, Unlimited Tax

GO, 5.00%, 8/15/2023	20	22

Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2024	10	12

Series A, GO, PSF-GTD, 4.00%, 8/15/2026	505	580

GO, PSF-GTD, 5.00%, 8/15/2026	35	43

Longview Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	80	94

Lower Colorado River Authority Rev., 5.00%, 5/15/2031	1,360	1,767

Lower Colorado River Authority, LCRA Transmission Services Corp. Project Series A, Rev., 5.00%, 5/15/2021	3,800	3,837

Lufkin Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2025	40	48

Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project. Series 2001A, Rev., 2.60%, 11/1/2029	4,625	4,948

Metropolitan Transit Authority of Harris County Sales and Use Tax Rev., 5.00%, 11/1/2023	25	28

North Texas Municipal Water District Water System, Refunding and Improvement

Rev., 5.00%, 9/1/2027	2,900	3,561

Rev., 5.00%, 9/1/2035	20	24

North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2027	15	19

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	15	19

North Texas Tollway Authority System, First Tier Series 2017A, Rev., 5.00%, 1/1/2030	1,140	1,346

North Texas Tollway Authority System, Second Tier

Series 2017B, Rev., 5.00%, 1/1/2026	550	596

Series 2017B, Rev., 5.00%, 1/1/2027	950	1,138

Series 2017B, Rev., 5.00%, 1/1/2030	1,100	1,299

North Texas Tollway Authority System, Special Projects System

Series 2011D, Rev., 5.25%, 9/1/2021 (c)	25	26

Series 2011A, Rev., 5.50%, 9/1/2021 (c)	4,000	4,106

Series A, Rev., 6.00%, 9/1/2021 (c)	3,000	3,086

Pearland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	25	28

Permanent University Fund - Texas A&M University System Series A, Rev., 5.25%, 7/1/2028	2,015	2,410

Permanent University Fund - University of Texas System Series 2016A, Rev., 5.00%, 7/1/2023	35	39

Pharr San Juan Alamo Independent School District GO, PSF-GTD, 5.00%, 2/1/2024	75	85

Port Authority of Houston of Harris County Texas Series 2015A, GO, 5.00%, 10/1/2023	25	28

San Antonio Water System, Junior Lien

Series 2015B, Rev., 5.00%, 5/15/2023	35	38

Series 2020A, Rev., 5.00%, 5/15/2031	100	133

Series C, Rev., 5.00%, 5/15/2031	1,125	1,383

San Jacinto Community College District, Limited Tax

Series 2019A, GO, 5.00%, 2/15/2023	25	27

Series 2016A, GO, 5.00%, 2/15/2024	75	85

Series 2016B, GO, 5.00%, 2/15/2024	20	23

South Texas College, Limited Tax GO, 5.00%, 8/15/2023	40	44

Southwest Houston Redevelopment Authority, Tax Increment

Rev., AGM, 5.00%, 9/1/2027	175	210

Rev., AGM, 5.00%, 9/1/2028	190	230

Rev., AGM, 5.00%, 9/1/2029	190	233

Rev., AGM, 5.00%, 9/1/2030	175	217

Rev., AGM, 4.00%, 9/1/2031	225	257

Rev., AGM, 4.00%, 9/1/2032	250	284

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	67

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Rev., AGM, 4.00%, 9/1/2033	225	253

Rev., AGM, 4.00%, 9/1/2034	225	252

Rev., AGM, 4.00%, 9/1/2035	225	252

Rev., AGM, 4.00%, 9/1/2036	350	390

Rev., AGM, 4.00%, 9/1/2037	390	433

State of Texas, Transportation Commission Mobility Fund Series 2017B, GO, 5.00%, 10/1/2030	11,185	14,011

Tarrant County Cultural Education Facilities Finance Corp., Christus Health

Series 2018A, Rev., 5.00%, 7/1/2021	20	20

Series 2018A, Rev., 5.00%, 7/1/2025	150	176

Series 2018A, Rev., 5.00%, 7/1/2028	40	51

Series 2018B, Rev., 5.00%, 7/1/2033	100	125

Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Rev., 5.00%, 2/15/2026	50	60

Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center

Rev., 5.00%, 12/1/2027	50	63

Rev., 5.00%, 12/1/2029	25	33

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project

Series 2020A, Rev., 6.25%, 11/15/2031	500	559

Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,841

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt

Series 2020B-2, Rev., 3.00%, 11/15/2026	1,665	1,678

Series 2020B-1, Rev., 4.00%, 11/15/2027	18,900	19,148

Tarrant Regional, Water Control and Improvement District, Water System Rev., 4.00%, 3/1/2031	25	29

Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2026	2,840	3,471

Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Series D, Rev., 6.25%, 12/15/2026	3,980	4,672

Texas Water Development Board, Water Implementation Fund

Series 2019A, Rev., 5.00%, 4/15/2023	25	28

Series 2018A, Rev., 5.00%, 10/15/2026	30	37

Series 2018B, Rev., 5.00%, 4/15/2030	7,000	9,043

Rev., 5.00%, 8/1/2038	45	58

Town of Addison GO, 4.00%, 2/15/2023	100	107

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Trinity River Authority, Central Regional Wastewater System

Rev., 5.00%, 8/1/2028	25	32

Rev., 5.00%, 8/1/2029	20	25

University of Houston Series 2017A, Rev., 5.00%, 2/15/2037	30	35

University of North Texas System Series 2015A, Rev., 5.00%, 4/15/2040	50	56

Waxahachie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2041	25	27

Weslaco Independent School District, Limited Maintenance Tax Notes GO, AGM, 5.00%, 2/15/2028	25	31

West Harris County Regional Water Authority

Rev., 5.00%, 12/15/2032	910	1,180

Rev., 5.00%, 12/15/2033	700	904

Rev., 5.00%, 12/15/2034	1,100	1,415

Rev., 5.00%, 12/15/2035	1,160	1,487

Rev., 5.00%, 12/15/2036	1,325	1,693

Total Texas		213,591

Utah — 0.5%

Central Utah Water Conservancy District, Limited Tax Series 2011B, GO, 5.25%, 4/1/2021	1,000	1,004

City of Orem

GO, 5.00%, 12/1/2025	440	531

GO, 5.00%, 12/1/2026	155	193

GO, 5.00%, 12/1/2027	520	661

GO, 5.00%, 12/1/2028	565	734

City of Park City, Sales Tax Rev., 5.00%, 6/15/2026	2,165	2,630

City of Provo GO, 5.00%, 2/1/2027	1,230	1,532

City of Salt Lake City, Public Utilities Rev., 5.00%, 2/1/2032	10	12

County of Davis, Sales Tax Series 2019B, Rev., 5.00%, 4/1/2026	30	36

County of Utah, IHC Health Services, Inc.

Series 2018A, Rev., 5.00%, 5/15/2032	25	31

Series 2018A, Rev., 5.00%, 5/15/2034	70	87

Series 2018A, Rev., 5.00%, 5/15/2038	30	37

County of Utah, Transportation Sales Tax Rev., 5.00%, 12/1/2023	35	39

Davis School District, School District Bond Guaranty Program Series 2019A, GO, 5.00%, 6/1/2031	35	45

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utah — continued

Jordan School District, School Building GO, 5.00%, 6/15/2026	950	1,129

Jordan Valley Water Conservancy District Series 2011B, Rev., 5.00%, 4/1/2021 (c)	15	15

Local Building Authority of Alpine School District Rev., 5.00%, 3/15/2025	75	88

Salt Lake City Corp., International Airport

Series 2018A, Rev., AMT, 5.00%, 7/1/2027	140	172

Series 2018A, Rev., AMT, 5.00%, 7/1/2031	120	147

Series 2018B, Rev., 5.00%, 7/1/2048	25	30

State of Utah GO, 5.00%, 7/1/2029	4,925	6,156

University of Utah (The)

Series 2013A, Rev., 5.00%, 8/1/2023	25	28

Series 2015B, Rev., 5.00%, 8/1/2023	40	45

Series 2014A-1, Rev., 5.00%, 8/1/2024	15	17

Series 2017A, Rev., 5.00%, 8/1/2032	40	49

Series 2019A, Rev., 5.00%, 8/1/2032	70	91

Utah Infrastructure Agency Telecommunication and Franchise Tax Rev., 5.00%, 10/15/2023 (c)	25	28

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Series A, Rev., 5.00%, 10/15/2023	620	689

Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,681

Series A, Rev., 5.00%, 10/15/2028	1,000	1,219

Series 2018A, Rev., 5.25%, 10/15/2033	965	1,159

Utah Transit Authority, Subordinate Sales Tax

Series 2008A, Rev., 5.25%, 6/15/2022	25	26

Rev., 4.00%, 12/15/2031	40	45

Utah Water Finance Agency, Loan Financing Program

Series 2019A, Rev., 5.00%, 3/1/2028	50	63

Series B, Rev., 5.00%, 3/1/2031	1,685	2,160

Series B, Rev., 5.00%, 3/1/2032	800	1,021

Series B, Rev., 5.00%, 3/1/2033	660	839

Series 2017C, Rev., 5.00%, 3/1/2034	350	421

West Jordan Municipal Building Authority Rev., 5.00%, 10/1/2023	5	6

West Valley City Municipal Building Authority Rev., AGM, 5.00%, 2/1/2039	30	35

Total Utah		24,931

Vermont — 0.1%

City of Burlington, Public Improvement

Series 2019A, GO, 5.00%, 11/1/2029	450	592

Series 2019A, GO, 5.00%, 11/1/2030	300	390

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Vermont — continued

Series 2019A, GO, 5.00%, 11/1/2031	450	581

Series 2019A, GO, 5.00%, 11/1/2032	530	678

Series 2019A, GO, 4.00%, 11/1/2034	125	145

University of Vermont and State Agricultural College Rev., 5.00%, 10/1/2024	25	29

Vermont Educational and Health Buildings Financing Agency, Middlebury College Project Series A, Rev., 5.00%, 11/1/2023	20	21

Vermont Educational and Health Buildings Financing Agency, The University of Vermont Medical Center Project Series 2016A, Rev., 5.00%, 12/1/2034	1,400	1,632

Vermont Municipal Bond Bank Series 2017-4, Rev., 5.00%, 12/1/2027	25	32

Total Vermont		4,100

Virginia — 2.1%

Albemarle County Economic Development Authority, Virginia Public Facility Rev., 5.00%, 6/1/2021	50	50

City of Alexandria Series 2017C, GO, 5.00%, 7/1/2026	4,065	5,003

City of Alexandria, Capital Improvement Series 2018C, GO, 5.00%, 7/15/2029	45	58

City of Hampton, Public Improvement Series 2018A, GO, 5.00%, 9/1/2027	10	13

City of Newport News Rev., 5.00%, 7/15/2024	10	12

City of Portsmouth, Tax Exempt Series A, GO, 5.00%, 7/15/2029	5,215	6,520

City of Richmond, Public Improvement

Series 2017D, GO, 5.00%, 3/1/2025	35	41

Series 2017D, GO, 5.00%, 3/1/2029	7,750	10,160

County of Arlington, Public Improvement GO, 5.00%, 8/15/2029	7,455	9,398

County of Chesterfield, Public Improvement Series 2018A, GO, 5.00%, 1/1/2027	30	37

County of Fairfax, Sewer Series 2016A, Rev., 4.00%, 7/15/2038	50	57

County of Henrico, Public Improvement

GO, 5.00%, 8/1/2024	10	11

GO, 5.00%, 7/15/2025	25	30

Culpeper County Economic Development Authority, Capital Projects Rev., 5.00%, 6/1/2022	75	79

Fairfax County Water Authority Subseries B, Rev., 5.25%, 4/1/2025	3,500	4,176

Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2018A, Rev., 5.00%, 7/1/2027	45	57

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	69

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Virginia — continued

Northern Virginia Transportation Authority, Special Tax

Rev., 5.00%, 6/1/2024	400	460

Rev., 5.00%, 6/1/2033	2,035	2,316

Rev., 5.00%, 6/1/2034	2,285	2,598

Peninsula Ports Authority, Dominion Terminal Associates Project - DETC Issue Rev., 1.70%, 10/1/2022 (b)	1,550	1,567

Powhatan County Economic Development Authority Rev., 5.00%, 10/15/2025	25	30

Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020A, Rev., 4.00%, 7/1/2035	700	834

Virginia Beach Development Authority, Public Facility

Series 2015A, Rev., 5.00%, 3/1/2025	1,925	2,263

Series B, Rev., 5.00%, 7/15/2025	2,635	3,135

Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Rev., 5.00%, 9/1/2021	30	31

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs

Series 2009E-1, Rev., 5.00%, 2/1/2022	20	21

Series 2016A, Rev., 5.00%, 2/1/2022	40	42

Series 2009E-1, Rev., 5.00%, 2/1/2023	55	60

Series 2017E, Rev., 5.00%, 2/1/2028	20	25

Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program Series B, Rev., 5.00%, 9/1/2024	250	290

Virginia College Building Authority, Educational Facilities, Washington and Lee University Project

Rev., NATL-RE, 5.25%, 1/1/2026	5,045	5,696

Rev., NATL-RE, 5.25%, 1/1/2031	30	39

Virginia Commonwealth Transportation Board, Capital Projects

Rev., 5.00%, 5/15/2023	85	94

Series 2017A, Rev., 5.00%, 5/15/2027	5,500	6,904

Series A, Rev., 5.00%, 5/15/2028	2,750	3,482

Series A, Rev., 5.00%, 5/15/2030	10,000	12,575

Series 2017A, Rev., 5.00%, 5/15/2032	35	44

Virginia Commonwealth Transportation Board, Federal Transportation

Series 2012A, Rev., GAN, 4.50%, 3/15/2022	65	68

Series 2013A, Rev., GAN, 5.00%, 3/15/2023 (c)	30	33

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	20	22

Rev., GAN, 5.00%, 3/15/2024	20	23

Rev., GAN, 5.00%, 9/15/2024	15	17

Rev., GAN, 5.00%, 9/15/2025	45	54

Rev., GAN, 5.00%, 3/15/2026	20	24

Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program Series 2014B, Rev., 5.00%, 5/15/2021	15	15

Virginia Public Building Authority, Public Facilities Series 2016B, Rev., 5.00%, 8/1/2023	25	28

Virginia Public School Authority, School Financing 1997 Resolution

Series 2012A, Rev., 5.00%, 8/1/2022 (c)	50	53

Series 2015A, Rev., 5.00%, 8/1/2028	30	36

Virginia Public School Authority, School Technology and Security Notes Series VI, Rev., 5.00%, 4/15/2023	70	77

Virginia Public School Authority, Special Obligation School Financing, Prince William County Rev., 5.00%, 8/1/2024	40	46

Virginia Resources Authority Clean Water State Revolving Fund Rev., 5.50%, 10/1/2022	7,390	8,015

Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series 2019C, Rev., 5.00%, 11/1/2029	25	33

Virginia Resources Authority, Infrastructure Tax Exempt Series A, Rev., 5.00%, 11/1/2022	40	43

Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.

Rev., 5.00%, 1/1/2028	1,200	1,494

Rev., 5.00%, 1/1/2029	1,400	1,746

Rev., 5.00%, 1/1/2030	1,650	2,038

Rev., 5.00%, 1/1/2031	1,500	1,842

Rev., 5.00%, 1/1/2032	1,500	1,831

Total Virginia		95,746

Washington — 4.9%

Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2027	50	59

Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax

Series 2016 S-1, Rev., 5.00%, 11/1/2027	25	31

Series 2016 S-1, Rev., 5.00%, 11/1/2028	40	49

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Chelan County Public Utility District No.1, Capital Appreciation Series 1997A, Rev., NATL-RE, Zero Coupon, 6/1/2022	21,835	21,713

Chelan County School District No. 228 Cascade, Unlimited Tax GO, 5.00%, 12/1/2027	90	109

City of Edmonds, Civic Park Improvements, Limited Tax GO, 5.00%, 12/1/2029	175	227

City of Everett, Limited Tax GO, 5.00%, 12/1/2026	60	74

City of Everett, Water and Sewer Rev., 5.00%, 12/1/2027	25	31

City of Lynnwood, Utility System Rev., 5.00%, 12/1/2026	40	49

City of Seattle, Limited Tax Series 2015A, GO, 5.00%, 6/1/2024	50	57

City of Seattle, Municipal Light and Power Improvement Series A, Rev., 4.00%, 1/1/2048	2,000	2,255

City of Tacoma Rev., 5.00%, 12/1/2031	40	51

City of Tacoma, Electric System

Series 2013B, Rev., 5.00%, 1/1/2023	35	38

Rev., 5.00%, 1/1/2028	35	43

City of Wenatchee, Limited Tax GO, 4.00%, 12/1/2034	70	82

Clark County School District No. 114 Evergreen, Unlimited Tax GO, 5.00%, 12/1/2024	15	18

Clark County, Vancouver School District No. 37, Unlimited Tax GO, 5.00%, 12/1/2027	25	31

Clark Regional Wastewater District

Rev., 5.00%, 12/1/2029	455	597

Rev., 5.00%, 12/1/2030	200	261

Rev., 5.00%, 12/1/2031	250	324

Rev., 5.00%, 12/1/2032	125	161

Rev., 5.00%, 12/1/2033	105	135

Rev., 5.00%, 12/1/2034	180	231

Rev., 5.00%, 12/1/2035	160	204

Rev., 5.00%, 12/1/2037	310	393

Rev., 5.00%, 12/1/2040	400	504

County of Franklin, Limited Tax GO, AGM, 4.50%, 7/1/2022 (c)	20	21

County of King, Limited Tax

Series 2014A, GO, 5.00%, 6/1/2024 (c)	35	40

Series 2017B, GO, 4.00%, 6/1/2036	200	228

County of King, Sewer

Series 2016A, Rev., 5.00%, 7/1/2026	2,295	2,768

Rev., 5.00%, 7/1/2031	30	37

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

County of Kitsap, Sewer Rev., 4.00%, 12/1/2032	25	30

County of Spokane, Limited Tax Series 2019A, GO, 5.00%, 12/1/2040	25	32

Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2027	20,020	24,463

Energy Northwest, Columbia Generating Station

Series A, Rev., 5.00%, 7/1/2021	25	25

Rev., 5.00%, 7/1/2031	30	35

Series 2018C, Rev., 5.00%, 7/1/2031	35	45

Series 2018A, Rev., 5.00%, 7/1/2034	25	31

Series A, Rev., 5.00%, 7/1/2034	5,025	6,159

Rev., 5.00%, 7/1/2035	75	96

Rev., 5.00%, 7/1/2036	40	51

Franklin County School District No. 1 Pasco, Unlimited Tax GO, 5.00%, 12/1/2026	30	35

FYI Properties, State of Washington District Project - Green Bonds

Rev., 5.00%, 6/1/2030	35	43

Rev., 5.00%, 6/1/2031	5,650	6,918

Rev., 5.00%, 6/1/2032	235	287

Rev., 5.00%, 6/1/2033	5,345	6,492

Rev., 5.00%, 6/1/2034	5,990	7,252

Rev., 5.00%, 6/1/2035	7,200	8,696

Rev., 5.00%, 6/1/2036	4,915	5,918

Rev., 5.00%, 6/1/2037	7,395	8,877

Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project Series 2012A, Rev., 5.00%, 1/1/2022 (c)	30	31

King County Fire Protection District No. 2, Unlimited Tax GO, 4.00%, 12/1/2025	125	145

King County Rural Library District, Unlimited Tax GO, 4.00%, 12/1/2023	75	83

King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2036	35	42

King County School District No. 405 Bellevue, Unlimited Tax GO, 5.00%, 12/1/2023	25	28

King County School District No. 411 Issaquah, Unlimited Tax

GO, 5.00%, 12/1/2027	30	38

GO, 5.00%, 12/1/2030	205	257

King County School District No. 412 Shoreline GO, 5.00%, 12/1/2025	60	68

King County School District No. 415 Kent, Unlimited Tax GO, 4.00%, 12/1/2037	40	48

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	71

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2031	45	53

Pierce County School District No. 10 Tacoma GO, 5.00%, 12/1/2027	45	54

Pierce County, Franklin Pierce School District No. 402, Unlimited Tax GO, 5.00%, 12/1/2027	30	38

Pierce County, Peninsula School District No. 401, Unlimited Tax GO, 5.00%, 12/1/2033	55	70

Port of Seattle, Intermediate Lien

Series 2012A, Rev., 4.00%, 8/1/2021	25	26

Series B, Rev., 5.00%, 3/1/2032	4,000	4,526

Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,127

Port of Tacoma, Limited Tax

Series 2016A, GO, 5.00%, 12/1/2030	15	18

Series 2016A, GO, 5.00%, 12/1/2031	25	31

Shoreline Fire Department, Limited Tax GO, 5.00%, 12/1/2027	25	31

Snohomish County School District No. 15 Edmonds, Unlimited Tax GO, 5.00%, 12/1/2021	30	31

Spokane County School District No. 81, Unlimited Tax

GO, 5.00%, 12/1/2031	30	39

GO, 5.00%, 12/1/2034	25	32

State of Washington

Series 2017A, COP, 5.00%, 7/1/2029	35	43

Series 2018B, COP, 5.00%, 7/1/2041	40	49

State of Washington, Motor Vehicle Fuel Tax

Series 2018D, GO, 5.00%, 2/1/2025	75	88

Series R-2015H, GO, 5.00%, 7/1/2030	5,000	5,827

Series R-2016C, GO, 5.00%, 7/1/2030	30	36

State of Washington, State and Local Agency Personal Property Series 2013A, COP, 5.00%, 7/1/2023	25	28

State of Washington, State and Local Agency Real and Personal Property

COP, 5.00%, 7/1/2034	1,050	1,310

Series 2019A, COP, 5.00%, 1/1/2035	45	57

Series 2015C, COP, 4.00%, 1/1/2038	50	55

State of Washington, Various Purpose

Series 2019C, GO, 5.00%, 2/1/2023	25	27

Series R-2015C, GO, 5.00%, 7/1/2023	25	28

Series 2018D, GO, 5.00%, 8/1/2024	35	40

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,958

Series 2016C, GO, 5.00%, 2/1/2028	30	36

Series 2018C, GO, 5.00%, 2/1/2030	20	25

Series 2017A, GO, 5.00%, 8/1/2030	50	61

Series R-2018C, GO, 5.00%, 8/1/2031	65	81

Series R-2018C, GO, 5.00%, 8/1/2033	70	87

Series C, GO, 5.00%, 2/1/2037	14,430	17,897

Series 2016A-1, GO, 5.00%, 8/1/2038	100	117

Series 2017D, GO, 5.00%, 2/1/2040	40	48

Series B, GO, 5.00%, 2/1/2040	20,965	24,189

Series 2018A, GO, 5.00%, 8/1/2040	10,000	12,216

Series 2020C, GO, 5.00%, 2/1/2041	75	95

Series 2018B, GO, 5.00%, 8/1/2042	4,050	4,924

Tacoma Metropolitan Park District, Unlimited Tax

GO, 5.00%, 12/1/2036	600	737

GO, 5.00%, 12/1/2037	1,750	2,144

Thurston and Pierce Counties Community Schools, Unlimited Tax

GO, 5.00%, 12/1/2027	30	38

GO, 4.00%, 12/1/2034	35	41

University of Washington

Series 2015C, Rev., 5.00%, 12/1/2023	25	28

Rev., 5.00%, 4/1/2029	1,860	2,300

Washington Health Care Facilities Authority, Commonspirit Health

Series A-1, Rev., 5.00%, 8/1/2031	780	984

Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,261

Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,256

Series A-2, Rev., 5.00%, 8/1/2032	1,000	1,255

Series A-1, Rev., 5.00%, 8/1/2034	1,250	1,558

Series A-2, Rev., 5.00%, 8/1/2034	1,000	1,246

Series A-1, Rev., 5.00%, 8/1/2035	750	932

Series A-2, Rev., 5.00%, 8/1/2035	1,000	1,242

Washington Health Care Facilities Authority, Multicare Health System

Series 2017B, Rev., 5.00%, 8/15/2031	30	37

Series 2017B, Rev., 5.00%, 8/15/2034	35	43

Washington Health Care Facilities Authority, Providence Health and Services

Series 2012B, Rev., 4.00%, 10/1/2021 (b)	2,000	2,043

Series B, Rev., 5.00%, 10/1/2021 (b)	2,500	2,569

Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2025	50	60

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

West Virginia — continued

Washington Health Care Facilities Authority, Seattle Cancer Care Alliance

Rev., 5.00%, 9/1/2038	500	634

Rev., 5.00%, 9/1/2039	100	127

Washington Higher Education Facilities Authority, Seattle University Project

Rev., 3.50%, 5/1/2039	460	492

Rev., 3.63%, 5/1/2040	985	1,061

Rev., 4.00%, 5/1/2045	500	559

Washington State Housing Finance Commission, Rockwood Retirement Communities Project

Rev., 5.00%, 1/1/2032 (d)	1,920	2,064

Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	2,096

Washington State Housing Finance Commission, Rockwood Retirement Communities Project Temps-50M Series 2020B-2, Rev., 3.00%, 7/1/2027 (d)	7,050	7,089

Washington State Housing Finance Commission, Rockwood Retirement Communities Project Temps-85M Series 2020B-1, Rev., 3.38%, 7/1/2028 (d)	7,200	7,240

Washington State University

Rev., 5.00%, 4/1/2030	40	46

Series 2012B, Rev., 4.00%, 4/1/2035	25	25

Whatcom County School District No. 501 Bellingham GO, 4.00%, 12/1/2031	100	121

Whitman County Reorganized School District No. 300, Colfax Unlimited Tax GO, 5.00%, 12/1/2032	40	49

Yakima and Benton Counties School District No. 116-200 Grandview, Unlimited Tax GO, 5.00%, 12/1/2032	25	30

Yakima County School District No. 208 West Valley GO, 4.00%, 12/1/2034	30	35

Total Washington		226,886

West Virginia — 0.2%

State of West Virginia

Series 2018A, GO, 5.00%, 6/1/2028	25	32

Series 2019A, GO, 5.00%, 12/1/2043	40	50

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Company — Amos Project Series 2009-B, Rev., 2.63%, 6/1/2022 (b)	6,460	6,618

Total West Virginia		6,700

Wisconsin — 1.1%

City of Mequon, Water System Series 2017A, Rev., 4.00%, 5/1/2027	25	29

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

County of Milwaukee, Airport Series 2019A, Rev., 5.00%, 12/1/2026	175	213

DeForest Area School District GO, 4.00%, 4/1/2031	25	30

McFarland School District, School Improvement Series 2018A, GO, 4.00%, 4/1/2025	25	28

Milwaukee Area Technical College District Series 2018-19C, GO, 4.00%, 6/1/2023	40	43

Oconomowoc Area School District, Corporate Purpose GO, 4.00%, 4/1/2025	145	165

Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group

Series 2020A, Rev., 4.00%, 11/15/2037	300	345

Series 2020A, Rev., 5.00%, 11/15/2041	1,445	1,737

Public Finance Authority, Blue Ridge Healthcare Facilities

Series 2020A, Rev., 5.00%, 1/1/2028	1,000	1,242

Series 2020A, Rev., 5.00%, 1/1/2029	665	841

Series 2020A, Rev., 5.00%, 1/1/2030	540	694

Series 2020A, Rev., 5.00%, 1/1/2031	650	830

Series 2020A, Rev., 5.00%, 1/1/2032	680	864

Series 2020A, Rev., 5.00%, 1/1/2033	500	632

Series 2020A, Rev., 5.00%, 1/1/2034	500	630

Series 2020A, Rev., 5.00%, 1/1/2035	500	628

Series 2020A, Rev., 5.00%, 1/1/2036	500	626

Series 2020A, Rev., 5.00%, 1/1/2037	600	748

Series 2020A, Rev., 5.00%, 1/1/2038	735	914

Series 2020A, Rev., 5.00%, 1/1/2039	700	867

Series 2020A, Rev., 5.00%, 1/1/2040	500	618

Series 2020A, Rev., 4.00%, 1/1/2045	750	842

Public Finance Authority, ENO River Academy Project

Series 2020A, Rev., 4.00%, 6/15/2030 (d)	235	253

Series 2020A, Rev., 5.00%, 6/15/2040 (d)	405	453

Public Finance Authority, Piedmont Community Charter School

Rev., 5.00%, 6/15/2022	190	198

Rev., 5.00%, 6/15/2024	205	229

Rev., 5.00%, 6/15/2026	225	263

Rev., 5.00%, 6/15/2034	215	254

Rev., 5.00%, 6/15/2039	390	452

Public Finance Authority, Renown Regional Medical Center Project

Rev., 5.00%, 6/1/2031	1,050	1,365

Rev., 5.00%, 6/1/2032	1,650	2,135

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	73

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	835	908

Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	15,089

State of Wisconsin

Series 2011-1, GO, 5.00%, 5/1/2021 (c)	30	30

Series 2017-1, GO, 5.00%, 11/1/2023	30	34

Series 2019A, GO, 5.00%, 5/1/2030	65	79

Series 3, GO, 5.00%, 11/1/2030	4,190	5,185

Series 2017-3, GO, 5.00%, 11/1/2032	20	24

State of Wisconsin, Annual Appropriation Federally Tax-Exempt

Series A, Rev., 5.00%, 5/1/2028	7,200	8,949

Series 2017B, Rev., 5.00%, 5/1/2035	25	30

Wisconsin Department of Transportation

Series 2012-1, Rev., 5.00%, 7/1/2022	40	43

Series 2012-1, Rev., 5.00%, 7/1/2022 (c)	20	21

Series 2015-1, Rev., 5.00%, 7/1/2023	35	39

Series 2017-1, Rev., 5.00%, 7/1/2023	35	39

Series 2015-1, Rev., 5.00%, 7/1/2026	25	30

Series 2017-1, Rev., 5.00%, 7/1/2027	115	144

Series 2017-1, Rev., 5.00%, 7/1/2030	60	69

Series 2017-2, Rev., 5.00%, 7/1/2030	30	37

Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2027	95	117

Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2027	25	27

Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2041 (f)	825	923

Total Wisconsin		50,985

Wyoming — 0.5%

County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	24,997

Total Municipal Bonds (Cost $4,184,790)		4,489,214

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.0%

Investment Companies — 5.0%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (g) (h) (Cost $229,392)	229,283	229,398

Total Investments — 101.9% (Cost $4,414,182)		4,718,612
Liabilities in Excess of Other Assets — (1.9)%		(87,279)

NET ASSETS — 100.0%		4,631,333

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
GAN	Grant Anticipation Note
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 96.0% (a)

New York — 96.0%

Education — 7.9%

Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project

Rev., 5.00%, 5/1/2023	1,710	1,878

Series A, Rev., 5.00%, 5/1/2023	2,000	2,108

Monroe County Industrial Development Corp., Rochester Schools Modernization Project Rev., 5.00%, 5/1/2021	2,895	2,916

New York State Dormitory Authority, Court Facilities Lease Series A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	6,158

New York State Dormitory Authority, New York University

Series 1, Rev., AMBAC, 5.50%, 7/1/2021	1,730	1,761

Series 1, Rev., AMBAC, 5.50%, 7/1/2022	1,000	1,071

Series 1, Rev., AMBAC, 5.50%, 7/1/2023	2,900	3,247

Series 1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,830

Series 1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,756

New York State Dormitory Authority, New York University Hospitals Center, Langone Hospitals Obligated Group Rev., 5.00%, 7/1/2026	3,360	3,804

New York State Dormitory Authority, Rochester Institute of Technology Series 2019A, Rev., 5.00%, 7/1/2036	900	1,127

New York State Dormitory Authority, School Districts Financing Program

Series 2009A, Rev., AGC, 5.00%, 10/1/2024	40	40

Series 2018A, Rev., 5.00%, 10/1/2027	2,000	2,408

New York State Dormitory Authority, State University Educational Facilities Series A, Rev., NATL-RE-IBC, 5.25%, 5/15/2021	540	546

Syracuse Industrial Development Agency School Facility, Syracuse City School District Project Series 2019A, Rev., 5.00%, 5/1/2025	500	592

		32,242

General Obligation — 17.2%

Chautauqua Lake Central School District GO, 5.00%, 6/15/2021	725	735

City of Buffalo, General Improvement Series 2016B, GO, 5.00%, 11/15/2022	1,000	1,081

City of New York Subseries E-1, GO, 5.25%, 3/1/2035	1,300	1,605

City of New York, Fiscal Year 2012 Series A-1, GO, 5.00%, 8/1/2028	7,600	7,745

City of New York, Fiscal Year 2014

Series 2014E, GO, 5.00%, 8/1/2024	1,250	1,390

Subseries D-1, GO, 5.00%, 8/1/2028	2,000	2,216

City of New York, Fiscal Year 2018

Series C, GO, 5.00%, 8/1/2024	1,000	1,152

Series F, Subseries 2018F-1, GO, 5.00%, 4/1/2034	2,500	3,040

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2027	1,750	2,189

City of Syracuse, Public Improvement

Series A, GO, 4.00%, 5/15/2024	1,000	1,109

Series 2020A, GO, AGM, 4.00%, 5/15/2025	1,000	1,136

City of White Plains, Public Improvement

GO, 4.00%, 9/15/2028	705	826

GO, 4.00%, 9/15/2029	1,100	1,280

City of Yonkers

Series 2021A, GO, 4.00%, 2/15/2024	250	275

Series 2021A, GO, AGM, 5.00%, 2/15/2028	325	407

County of Monroe

GO, 5.00%, 6/1/2022	1,080	1,144

GO, 5.00%, 6/1/2025	1,330	1,569

County of Nassau, General Improvement

Series A, GO, 5.00%, 3/19/2021	2,500	3,074

Series C, GO, 5.00%, 10/1/2022	2,205	2,352

Series B, GO, 5.00%, 10/1/2024	1,580	1,820

Series A, GO, 5.00%, 1/1/2025	1,000	1,159

Series 2016B, GO, 5.00%, 10/1/2025	1,000	1,185

Series 2019B, GO, 5.00%, 4/1/2026	1,270	1,523

County of Onondaga GO, 4.00%, 4/15/2029	2,760	3,107

County of Westchester

Series 2018A, GO, 5.00%, 12/1/2022	1,350	1,464

Series 2019D, GO, 5.00%, 12/15/2023	2,930	3,310

Series 2019D, GO, 4.00%, 12/15/2030	1,635	1,947

Haverstraw-Stony Point Central School District GO, 3.00%, 10/15/2026	1,105	1,233

Kings Park Central School District GO, 2.00%, 9/1/2021	1,000	1,009

Lindenhurst Union Free School District Series A, GO, 2.13%, 6/15/2021	1,170	1,177

Middle Country Central School District at Centereach GO, 2.00%, 8/15/2022	1,000	1,027

Monroe County, Greece Central School District

Series B, GO, 4.50%, 12/15/2021	880	910

Series B, GO, 5.00%, 12/15/2022	765	830

Series 2012B, GO, 5.00%, 12/15/2023	500	542

Orchard Park Central School District GO, 4.00%, 4/1/2029	1,685	1,935

State of New York, Tax-Exempt Series 2018A, GO, 5.00%, 2/15/2025	1,515	1,784

Syosset Central School District GO, 2.00%, 12/15/2027	1,380	1,464

Town of Brookhaven GO, 5.00%, 5/1/2027	2,000	2,380

Town of Brookhaven, Public Improvement GO, 4.00%, 7/15/2028	2,675	3,200

Town of East Hampton, Various Purpose GO, 5.00%, 8/15/2023	290	324

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	75

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Town of Oyster Bay, Public Improvement GO, AGM, 4.00%, 3/1/2026	920	1,064

Village of Mamaroneck, Public Improvement GO, 3.00%, 8/15/2030	1,540	1,661

		70,380

Hospital — 0.3%

New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Rev., NATL-RE, 5.50%, 7/1/2023	1,000	1,072

Housing — 0.2%

State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	660	699

Industrial Development Revenue/Pollution Control Revenue — 1.1%

New York City Industrial Development Agency, New York Stock Exchange Project, Fiscal Year 2019

Series 2019A, Rev., 5.00%, 5/1/2023	1,310	1,431

Series 2019A, Rev., 5.00%, 5/1/2027	1,150	1,405

New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 4.00%, 1/1/2032	1,250	1,512

		4,348

Other Revenue — 26.1%

Hudson Yards Infrastructure Corp., Second Indenture

Series 2017A, Rev., 5.00%, 2/15/2029	3,500	4,255

Series 2017A, Rev., 5.00%, 2/15/2030	1,600	1,934

Series 2017A, Rev., 5.00%, 2/15/2032	2,320	2,786

Series A, Rev., 5.00%, 2/15/2034	1,115	1,329

Series A, Rev., 5.00%, 2/15/2035	4,000	4,757

Series A, Rev., 5.00%, 2/15/2036	3,500	4,149

Nassau County Interim Finance Authority, Sales Tax

Series 2021A, Rev., 4.00%, 11/15/2033	1,000	1,238

Series 2021A, Rev., 5.00%, 11/15/2035	935	1,241

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015 Series S-1, Rev., 5.00%, 7/15/2028	3,000	3,476

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Subseries S-4, Rev., 5.25%, 7/15/2035	4,000	5,020

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019

Series 2019S-2A, Rev., 5.00%, 7/15/2026	1,900	2,328

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued

Series S-2A, Rev., 5.00%, 7/15/2034	2,000	2,468

Series S-3A, Rev., 5.00%, 7/15/2034	4,000	4,935

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	2,000	2,436

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019

Series A, Subseries A-1, Rev., 5.00%, 8/1/2034	1,500	1,871

Series A, Subseries A-1, Rev., 5.00%, 8/1/2035	1,000	1,244

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021

Rev., 5.00%, 5/1/2033	1,745	2,282

Series E, Subseries E-1, Rev., 5.00%, 2/1/2036	1,000	1,297

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2003 Series B, Rev., 5.00%, 2/1/2027	2,500	2,509

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2012

Series D, Subseries D-1, Rev., 5.00%, 11/1/2026	1,000	1,031

Series D, Subseries D-1, Rev., 5.00%, 11/1/2027	1,000	1,032

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2034	2,260	2,741

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2021 Series 2021A, Rev., 5.00%, 11/1/2029	2,000	2,608

New York City Trust for Cultural Resources, Carnegie Hall Rev., 5.00%, 12/1/2031	275	343

New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2030	2,000	2,298

New York Convention Center Development Corp., Subordinated Lien, Hotel Unit fee Secured

Series B, Rev., Zero Coupon, 11/15/2031	2,090	1,549

Series B, Rev., Zero Coupon, 11/15/2033	2,000	1,370

New York State Dormitory Authority, State Sales Tax

Series 2014A, Rev., 5.00%, 3/15/2029	2,500	2,830

Series A, Rev., 5.00%, 3/15/2031	5,100	5,929

Series 2014A, Rev., 5.00%, 3/15/2032	2,000	2,262

Series B, Rev., 5.00%, 3/15/2032	2,500	2,963

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Other Revenue — continued

Series 2018E, Rev., 5.00%, 3/15/2033	2,000	2,503

Series B, Rev., 5.00%, 3/15/2033	2,500	2,962

Series A, Rev., 5.00%, 3/15/2034	2,000	2,412

New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2036	4,500	5,674

Sales Tax Asset Receivable Corp., Fiscal Year 2015

Series A, Rev., 5.00%, 10/15/2029	5,000	5,774

Series A, Rev., 5.00%, 10/15/2030	2,500	2,886

United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	1,095	1,166

Westchester Tobacco Asset Securitization Corp., Tobacco Settlement

Series B, Rev., 5.00%, 6/1/2033	1,775	2,148

Series B, Rev., 5.00%, 6/1/2034	2,000	2,410

		106,446

Special Tax — 7.8%

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series E, Rev., 5.00%, 2/15/2029	1,715	1,791

Series A, Rev., 5.00%, 3/15/2033	1,500	1,878

Series A, Rev., 5.00%, 3/15/2035	1,500	1,862

Series 2019A, Rev., 5.00%, 3/15/2036	1,825	2,259

New York State Thruway Authority, State Personal Income Tax, Transportation Series A, Rev., 5.00%, 3/15/2023	2,400	2,630

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series A, Rev., 5.00%, 3/15/2027	1,500	1,704

Series A, Rev., 5.00%, 3/15/2031	3,000	3,399

Series 2020E, Rev., 5.00%, 3/15/2032	1,500	1,936

Series A, Rev., 5.00%, 3/15/2032	2,500	2,963

Series 2019A, Rev., 5.00%, 3/15/2033	2,575	3,231

New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment

Series A-2, Rev., NATL-RE, 5.50%, 3/15/2023	2,000	2,210

Series A-2, Rev., NATL-RE, 5.50%, 3/15/2025	5,000	5,983

		31,846

Transportation — 19.8%

Metropolitan Transportation Authority

Series 2015C, Subseries C-1, Rev., 5.25%, 11/15/2030	1,500	1,750

Series 2016A-1, Rev., 5.00%, 11/15/2031	2,500	2,897

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — continued

Series B, Rev., 5.00%, 11/15/2031	2,000	2,269

Subseries D-1, Rev., 5.00%, 11/15/2031	2,000	2,300

Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,310

Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,201

Metropolitan Transportation Authority, Dedicated Tax Fund

Series A, Rev., Zero Coupon, 11/15/2030	4,000	3,339

Series 2017B-2, Rev., 5.25%, 11/15/2033	1,000	1,240

Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,232

New York State Thruway Authority

Series K, Rev., 5.00%, 1/1/2028	1,000	1,161

Series K, Rev., 5.00%, 1/1/2030	2,500	2,894

Series L, Rev., 5.00%, 1/1/2032	2,250	2,791

Series N, Rev., 5.00%, 1/1/2033	2,225	2,871

Series 2016A, Rev., 5.00%, 1/1/2035	1,000	1,183

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 5.00%, 1/1/2025	2,075	2,351

Rev., AMT, 5.00%, 1/1/2026	2,000	2,323

Rev., AMT, 5.00%, 1/1/2027	2,000	2,378

Port Authority of New York and New Jersey, Consolidated

Series 172, Rev., 5.00%, 10/1/2022	1,500	1,576

Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,284

Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,136

Series 184, Rev., 5.00%, 9/1/2030	2,020	2,313

Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,271

Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,853

Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	1,986

Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,645

Series 205, Rev., 5.00%, 11/15/2032	1,000	1,234

Rev., AMT, 5.00%, 9/1/2036	2,950	3,621

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2017B, Rev., 5.00%, 11/15/2029	2,500	3,079

Series B, Rev., 5.00%, 11/15/2029	1,600	2,097

Series B, Rev., 5.00%, 11/15/2030	5,355	6,914

Series 2016A, Rev., 5.00%, 11/15/2031	1,000	1,193

Series B, Rev., 5.00%, 11/15/2031	1,100	1,343

Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,319

Series B, Rev., 5.00%, 11/15/2033	1,500	1,821

Series C, Rev., 5.00%, 11/15/2035	1,375	1,717

		80,892

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	77

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utility — 8.4%

Long Island Power Authority, Electric System

Series A, Rev., AGM, Zero Coupon, 6/1/2021	5,000	4,994

Series 2012B, Rev., 5.00%, 9/1/2024	2,735	2,921

Series 2019A, Rev., 5.00%, 9/1/2027	3,500	4,412

Rev., 5.00%, 9/1/2034	1,500	1,874

Rev., 5.00%, 9/1/2035	2,000	2,494

Rev., 5.00%, 9/1/2036	1,225	1,521

Utility Debt Securitization Authority

Rev., 5.00%, 12/15/2032	2,500	2,993

Series A, Rev., 5.00%, 12/15/2033	3,000	3,616

Series A, Rev., 5.00%, 12/15/2034	4,595	5,526

Series B, Rev., 5.00%, 12/15/2034	2,450	2,946

Utility Debt Securitization Authority, Federally Tax-Exempt Series TE, Rev., 5.00%, 12/15/2030	1,000	1,127

		34,424

Water & Sewer — 7.2%

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series 2011HH, Rev., 5.00%, 6/15/2026	6,600	6,691

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series EE, Rev., 5.00%, 6/15/2028	4,000	4,240

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015

Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,294

Series DD, Rev., 5.00%, 6/15/2029	2,000	2,292

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution

Series 2005B, Rev., 5.50%, 10/15/2025 (b)	4,175	5,040

Series A, Rev., 5.00%, 6/15/2027	1,500	1,718

Series A, Rev., 5.00%, 6/15/2031	2,150	2,603

Series A, Rev., 5.00%, 6/15/2032	2,000	2,416

Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,339

		29,633

Total New York		391,982

Total Municipal Bonds (Cost $370,181)		391,982

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.0%

Investment Companies — 3.0%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (c) (d) (Cost $12,074)	12,069	12,075

Total Investments — 99.0% (Cost $382,255)		404,057
Other Assets Less Liabilities — 1.0%		4,104

NET ASSETS — 100.0%		408,161

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
IBC	Insured Bond Certificates
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of February 28, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	79

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2021

(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund	JPMorgan Intermediate Tax Free Bond Fund		JPMorgan New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$403,051	$4,489,214		$391,982
Investments in affiliates, at value	18,709	229,398		12,075
Receivables:
Fund shares sold	215	5,769		472
Interest from non-affiliates	3,509	45,671		4,449
Dividends from affiliates	1	5		1

Total Assets	425,485	4,770,057		408,979

LIABILITIES:
Payables:
Due to custodian	—	—	(a)	—
Investment securities purchased	—	153		—
Investment securities purchased — delayed delivery securities	164	14,145		—
Fund shares redeemed	234	123,111		571
Accrued liabilities:
Investment advisory fees	87	817		91
Administration fees	23	97		22
Distribution fees	50	71		51
Service fees	8	85		22
Custodian and accounting fees	12	154		11
Other	45	91		50

Total Liabilities	623	138,724		818

Net Assets	$424,862	$4,631,333		$408,161

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

	JPMorgan California Tax Free Bond Fund	JPMorgan Intermediate Tax Free Bond Fund	JPMorgan New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$410,504	$4,293,704	$388,542
Total distributable earnings (loss)	14,358	337,629	19,619

Total Net Assets	$424,862	$4,631,333	$408,161

Net Assets:
Class A	$154,108	$308,709	$166,435
Class C	33,234	19,061	31,173
Class I	100,163	622,009	87,928
Class R6	137,357	3,681,554	122,625

Total	$424,862	$4,631,333	$408,161

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	13,933	27,161	24,025
Class C	3,031	1,722	4,500
Class I	9,270	55,791	12,629
Class R6	12,714	330,250	17,617

Net Asset Value (a):
Class A — Redemption price per share	$11.06	$11.37	$6.93
Class C — Offering price per share (b)	10.96	11.07	6.93
Class I — Offering and redemption price per share	10.80	11.15	6.96
Class R6 — Offering and redemption price per share	10.80	11.15	6.96
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.49	$11.81	$7.20

Cost of investments in non-affiliates	$385,882	$4,184,790	$370,181
Cost of investments in affiliates	18,703	229,392	12,074

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	81

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2021

(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan Intermediate Tax Free Bond Fund	JPMorgan New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$8,463	$143,805	$10,296
Interest income from affiliates	— (a)	—	—
Dividend income from affiliates	68	641	44

Total investment income	8,531	144,446	10,340

EXPENSES:
Investment advisory fees	1,199	16,878	1,233
Administration fees	300	4,220	308
Distribution fees:
Class A	351	648	401
Class C	317	180	327
Service fees:
Class A	351	648	401
Class C	106	60	109
Class I	203	1,777	221
Custodian and accounting fees	52	822	47
Interest expense to affiliates	— (a)	7	— (a)
Professional fees	57	108	61
Trustees’ and Chief Compliance Officer’s fees	26	43	26
Printing and mailing costs	11	52	15
Registration and filing fees	66	183	60
Transfer agency fees (See Note 2.H.)	9	53	15
Other	11	91	12

Total expenses	3,059	25,770	3,236

Less fees waived	(734)	(7,351)	(592)
Less expense reimbursements	(96)	—	—

Net expenses	2,229	18,419	2,644

Net investment income (loss)	6,302	126,027	7,696

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(128)	52,465	(1,034)
Investments in affiliates	(1)	11	(10)
Futures contracts	—	(850)	—

Net realized gain (loss)	(129)	51,626	(1,044)

Distributions of capital gains received from investment company affiliates	— (a)	— (a)	— (a)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(7,253)	(98,355)	(8,679)
Investments in affiliates	6	6	— (a)
Futures contracts	—	549	—

Change in net unrealized appreciation/depreciation	(7,247)	(97,800)	(8,679)

Net realized/unrealized gains (losses)	(7,376)	(46,174)	(9,723)

Change in net assets resulting from operations	$(1,074)	$79,853	$(2,027)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan Intermediate Tax Free Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,302	$6,522	$126,027	$122,459
Net realized gain (loss)	(129)	(8)	51,626	7,056
Distributions of capital gains received from investment company affiliates	— (a)	—	— (a)	—
Change in net unrealized appreciation/depreciation	(7,247)	14,892	(97,800)	265,956

Change in net assets resulting from operations	(1,074)	21,406	79,853	395,471

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,120)	(1,905)	(4,936)	(5,080)
Class C	(431)	(801)	(324)	(521)
Class I	(1,333)	(1,624)	(15,413)	(14,312)
Class R6	(2,386)	(2,195)	(104,860)	(102,587)

Total distributions to shareholders	(6,270)	(6,525)	(125,533)	(122,500)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	66,593	94,014	(591,833)	300,860

NET ASSETS:
Change in net assets	59,249	108,895	(637,513)	573,831
Beginning of period	365,613	256,718	5,268,846	4,695,015

End of period	$424,862	$365,613	$4,631,333	$5,268,846

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan New York Tax Free Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,696	$8,383
Net realized gain (loss)	(1,044)	7
Distributions of capital gains received from investment company affiliates	— (a)	—
Change in net unrealized appreciation/depreciation	(8,679)	20,285

Change in net assets resulting from operations	(2,027)	28,675

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,780)	(2,864)
Class C	(523)	(913)
Class I	(1,728)	(2,247)
Class R6	(2,462)	(2,366)

Total distributions to shareholders	(7,493)	(8,390)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(29,677)	60,489

NET ASSETS:
Change in net assets	(39,197)	80,774
Beginning of period	447,358	366,584

End of period	$408,161	$447,358

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

	JPMorgan California Tax Free Bond Fund		JPMorgan Intermediate Tax Free Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$66,895	$72,922	$185,301	$115,957
Distributions reinvested	2,091	1,874	4,835	4,980
Cost of shares redeemed	(38,270)	(20,350)	(127,422)	(105,945)

Change in net assets resulting from Class A capital transactions	30,716	54,446	62,714	14,992

Class C
Proceeds from shares issued	5,484	16,862	5,895	5,103
Distributions reinvested	418	761	319	495
Cost of shares redeemed	(23,934)	(14,775)	(15,832)	(15,817)

Change in net assets resulting from Class C capital transactions	(18,032)	2,848	(9,618)	(10,219)

Class I
Proceeds from shares issued	73,425	30,765	366,473	261,292
Distributions reinvested	1,326	1,608	15,053	13,971
Cost of shares redeemed	(33,301)	(37,712)	(409,978)	(171,239)

Change in net assets resulting from Class I capital transactions	41,450	(5,339)	(28,452)	104,024

Class R6
Proceeds from shares issued	42,624	53,783	1,729,151	802,510
Distributions reinvested	2,383	2,181	103,803	101,765
Cost of shares redeemed	(32,548)	(13,905)	(2,449,431)	(712,212)

Change in net assets resulting from Class R6 capital transactions	12,459	42,059	(616,477)	192,063

Total change in net assets resulting from capital transactions	$66,593	$94,014	$(591,833)	$300,860

SHARE TRANSACTIONS:
Class A
Issued	6,019	6,627	16,309	10,327
Reinvested	188	170	425	444
Redeemed	(3,497)	(1,854)	(11,274)	(9,454)

Change in Class A Shares	2,710	4,943	5,460	1,317

Class C
Issued	497	1,545	532	468
Reinvested	38	70	29	45
Redeemed	(2,182)	(1,358)	(1,437)	(1,451)

Change in Class C Shares	(1,647)	257	(876)	(938)

Class I
Issued	6,735	2,876	33,152	23,744
Reinvested	122	150	1,350	1,268
Redeemed	(3,055)	(3,484)	(37,062)	(15,548)

Change in Class I Shares	3,802	(458)	(2,560)	9,464

Class R6
Issued	3,939	4,973	156,661	73,162
Reinvested	219	203	9,319	9,247
Redeemed	(3,003)	(1,296)	(218,578)	(64,909)

Change in Class R6 Shares	1,155	3,880	(52,598)	17,500

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	85

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan New York Tax Free Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$39,618	$54,582
Distributions reinvested	2,723	2,809
Cost of shares redeemed	(36,969)	(20,482)

Change in net assets resulting from Class A capital transactions	5,372	36,909

Class C
Proceeds from shares issued	4,671	11,856
Distributions reinvested	515	887
Cost of shares redeemed	(30,592)	(25,316)

Change in net assets resulting from Class C capital transactions	(25,406)	(12,573)

Class I
Proceeds from shares issued	14,428	35,938
Distributions reinvested	1,691	2,200
Cost of shares redeemed	(31,305)	(24,755)

Change in net assets resulting from Class I capital transactions	(15,186)	13,383

Class R6
Proceeds from shares issued	39,540	36,491
Distributions reinvested	2,455	2,364
Cost of shares redeemed	(36,452)	(16,085)

Change in net assets resulting from Class R6 capital transactions	5,543	22,770

Total change in net assets resulting from capital transactions	$(29,677)	$60,489

SHARE TRANSACTIONS:
Class A
Issued	5,732	7,932
Reinvested	394	407
Redeemed	(5,392)	(2,974)

Change in Class A Shares	734	5,365

Class C
Issued	676	1,720
Reinvested	75	129
Redeemed	(4,441)	(3,677)

Change in Class C Shares	(3,690)	(1,828)

Class I
Issued	2,068	5,199
Reinvested	243	318
Redeemed	(4,559)	(3,558)

Change in Class I Shares	(2,248)	1,959

Class R6
Issued	5,698	5,257
Reinvested	353	341
Redeemed	(5,321)	(2,322)

Change in Class R6 Shares	730	3,276

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	87

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan California Tax Free Bond Fund
Class A
Year Ended February 28, 2021	$11.25	$0.17	$(0.19)	$(0.02)	$(0.17)	$—		$(0.17)
Year Ended February 29, 2020	10.71	0.23	0.54	0.77	(0.23)	—		(0.23)
Year Ended February 28, 2019	10.64	0.28	0.07	0.35	(0.28)	—		(0.28)
Year Ended February 28, 2018	10.78	0.28	(0.14)	0.14	(0.28)	—		(0.28)
Year Ended February 28, 2017	11.15	0.27	(0.37)	(0.10)	(0.27)	—	(f)	(0.27)

Class C
Year Ended February 28, 2021	11.15	0.12	(0.20)	(0.08)	(0.11)	—		(0.11)
Year Ended February 29, 2020	10.62	0.18	0.53	0.71	(0.18)	—		(0.18)
Year Ended February 28, 2019	10.55	0.22	0.07	0.29	(0.22)	—		(0.22)
Year Ended February 28, 2018	10.69	0.22	(0.14)	0.08	(0.22)	—		(0.22)
Year Ended February 28, 2017	11.06	0.21	(0.37)	(0.16)	(0.21)	—	(f)	(0.21)

Class I
Year Ended February 28, 2021	10.99	0.18	(0.19)	(0.01)	(0.18)	—		(0.18)
Year Ended February 29, 2020	10.47	0.24	0.52	0.76	(0.24)	—		(0.24)
Year Ended February 28, 2019	10.41	0.28	0.07	0.35	(0.29)	—		(0.29)
Year Ended February 28, 2018	10.55	0.29	(0.14)	0.15	(0.29)	—		(0.29)
Year Ended February 28, 2017	10.92	0.27	(0.36)	(0.09)	(0.28)	—	(f)	(0.28)

Class R6
Year Ended February 28, 2021	10.99	0.19	(0.19)	— (f)	(0.19)	—		(0.19)
Year Ended February 29, 2020	10.47	0.25	0.52	0.77	(0.25)	—		(0.25)
October 1, 2018 (g) through February 28, 2019	10.33	0.13	0.13	0.26	(0.12)	—		(0.12)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.06	(0.19)%	$154,108	0.59%	1.54%	0.93%	6%
11.25	7.29	126,253	0.60	2.13	0.96	8
10.71	3.31	67,275	0.60	2.63	0.97	17
10.64	1.27	69,092	0.60	2.58	0.98	8
10.78	(0.95)	78,688	0.59	2.42	0.97	14

10.96	(0.70)	33,234	1.09	1.07	1.43	6
11.15	6.72	52,168	1.10	1.66	1.47	8
10.62	2.82	46,950	1.10	2.13	1.48	17
10.55	0.78	54,655	1.10	2.08	1.48	8
10.69	(1.46)	69,042	1.09	1.92	1.47	14

10.80	(0.09)	100,163	0.49	1.62	0.68	6
10.99	7.37	60,122	0.50	2.26	0.71	8
10.47	3.39	62,069	0.50	2.72	0.72	17
10.41	1.41	143,734	0.50	2.68	0.71	8
10.55	(0.86)	141,018	0.49	2.52	0.56	14

10.80	0.01	137,357	0.39	1.74	0.43	6
10.99	7.48	127,070	0.40	2.35	0.46	8
10.47	2.58	80,424	0.35	2.95	0.48	17

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	89

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Intermediate Tax Free Bond Fund
Class A
Year Ended February 28, 2021	$11.52	$0.22	$(0.16)	$0.06	$(0.21)	$—	$(0.21)
Year Ended February 29, 2020	10.91	0.24	0.61	0.85	(0.24)	—	(0.24)
Year Ended February 28, 2019	10.80	0.25	0.11	0.36	(0.25)	—	(0.25)
Year Ended February 28, 2018	10.94	0.24	(0.15)	0.09	(0.23)	—	(0.23)
Year Ended February 28, 2017	11.30	0.24	(0.33)	(0.09)	(0.24)	(0.03)	(0.27)

Class C
Year Ended February 28, 2021	11.23	0.15	(0.16)	(0.01)	(0.15)	—	(0.15)
Year Ended February 29, 2020	10.63	0.18	0.60	0.78	(0.18)	—	(0.18)
Year Ended February 28, 2019	10.53	0.18	0.11	0.29	(0.19)	—	(0.19)
Year Ended February 28, 2018	10.68	0.18	(0.15)	0.03	(0.18)	—	(0.18)
Year Ended February 28, 2017	11.04	0.17	(0.32)	(0.15)	(0.18)	(0.03)	(0.21)

Class I
Year Ended February 28, 2021	11.31	0.24	(0.16)	0.08	(0.24)	—	(0.24)
Year Ended February 29, 2020	10.71	0.27	0.60	0.87	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.61	0.27	0.10	0.37	(0.27)	—	(0.27)
Year Ended February 28, 2018	10.75	0.27	(0.14)	0.13	(0.27)	—	(0.27)
Year Ended February 28, 2017	11.12	0.27	(0.34)	(0.07)	(0.27)	(0.03)	(0.30)

Class R6
Year Ended February 28, 2021	11.31	0.25	(0.16)	0.09	(0.25)	—	(0.25)
Year Ended February 29, 2020	10.71	0.28	0.60	0.88	(0.28)	—	(0.28)
Year Ended February 28, 2019	10.60	0.28	0.11	0.39	(0.28)	—	(0.28)
November 6, 2017 (f) through February 28, 2018	10.83	0.09	(0.23)	(0.14)	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.37	0.57%	$308,709	0.64%	1.93%	0.90%	34%
11.52	7.86	250,087	0.65	2.17	0.90	20
10.91	3.34	222,295	0.64	2.32	0.90	48
10.80	0.83	174,653	0.71	2.17	0.91	30
10.94	(0.78)	176,590	0.74	2.16	0.92	21

11.07	(0.07)	19,061	1.19	1.38	1.40	34
11.23	7.38	29,173	1.20	1.63	1.40	20
10.63	2.76	37,603	1.19	1.76	1.40	48
10.53	0.24	50,481	1.22	1.65	1.41	30
10.68	(1.39)	63,357	1.36	1.55	1.43	21

11.15	0.75	622,009	0.39	2.17	0.65	34
11.31	8.19	660,041	0.40	2.42	0.64	20
10.71	3.57	523,544	0.39	2.57	0.65	48
10.61	1.17	770,626	0.39	2.45	0.64	30
10.75	(0.59)	3,559,628	0.46	2.45	0.51	21

11.15	0.85	3,681,554	0.29	2.27	0.40	34
11.31	8.30	4,329,545	0.30	2.52	0.39	20
10.71	3.77	3,911,573	0.29	2.66	0.40	48
10.60	(1.26)	3,497,046	0.29	2.73	0.41	30

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Tax Free Bond Fund
Class A
Year Ended February 28, 2021	$7.06	$0.12	$(0.13)	$(0.01)	$(0.12)	$—	$(0.12)
Year Ended February 29, 2020	6.71	0.14	0.35	0.49	(0.14)	—	(0.14)
Year Ended February 28, 2019	6.70	0.18	0.01	0.19	(0.18)	—	(0.18)
Year Ended February 28, 2018	6.84	0.20	(0.14)	0.06	(0.20)	—	(0.20)
Year Ended February 28, 2017	7.10	0.20	(0.25)	(0.05)	(0.20)	(0.01)	(0.21)

Class C
Year Ended February 28, 2021	7.05	0.09	(0.13)	(0.04)	(0.08)	—	(0.08)
Year Ended February 29, 2020	6.71	0.10	0.34	0.44	(0.10)	—	(0.10)
Year Ended February 28, 2019	6.69	0.14	0.02	0.16	(0.14)	—	(0.14)
Year Ended February 28, 2018	6.84	0.16	(0.15)	0.01	(0.16)	—	(0.16)
Year Ended February 28, 2017	7.09	0.15	(0.24)	(0.09)	(0.15)	(0.01)	(0.16)

Class I
Year Ended February 28, 2021	7.09	0.14	(0.13)	0.01	(0.14)	—	(0.14)
Year Ended February 29, 2020	6.75	0.15	0.34	0.49	(0.15)	—	(0.15)
Year Ended February 28, 2019	6.73	0.20	0.01	0.21	(0.19)	—	(0.19)
Year Ended February 28, 2018	6.87	0.21	(0.14)	0.07	(0.21)	—	(0.21)
Year Ended February 28, 2017	7.13	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)

Class R6
Year Ended February 28, 2021	7.09	0.15	(0.14)	0.01	(0.14)	—	(0.14)
Year Ended February 29, 2020	6.75	0.16	0.34	0.50	(0.16)	—	(0.16)
October 1, 2018 (f) through February 28, 2019	6.64	0.08	0.11	0.19	(0.08)	—	(0.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$6.93	(0.13)%	$166,435	0.74%	1.77%	0.93%	5%
7.06	7.31	164,358	0.75	1.96	0.95	13
6.71	2.86	120,371	0.75	2.66	0.96	21
6.70	0.81	128,973	0.75	2.85	0.96	8
6.84	(0.72)	148,293	0.75	2.78	0.95	16

6.93	(0.51)	31,173	1.24	1.26	1.43	5
7.05	6.62	57,781	1.25	1.49	1.45	13
6.71	2.50	67,242	1.25	2.16	1.45	21
6.69	0.15	83,807	1.25	2.35	1.45	8
6.84	(1.21)	107,094	1.38	2.15	1.46	16

6.96	0.12	87,928	0.49	2.02	0.68	5
7.09	7.38	105,497	0.50	2.22	0.70	13
6.75	3.26	87,158	0.50	2.92	0.70	21
6.73	1.06	163,141	0.50	3.10	0.69	8
6.87	(0.50)	118,856	0.50	3.03	0.55	16

6.96	0.22	122,625	0.39	2.11	0.43	5
7.09	7.49	119,722	0.40	2.32	0.44	13
6.75	2.89	91,813	0.40	2.93	0.45	21

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	93

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Intermediate Tax Free Bond Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	Diversified

The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.

The investment objective of JPMorgan Intermediate Tax Free Bond Fund (“Intermediate Tax Free Bond Fund”) is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

94	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

California Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$1,064	$—	$1,064
Education	—	22,793	—	22,793
General Obligation	—	133,994	—	133,994
Hospital	—	23,643	—	23,643
Housing	—	2,424	—	2,424
Industrial Development Revenue/Pollution Control Revenue	—	1,661	—	1,661
Other Revenue	—	29,903	562	30,465
Prerefunded	—	28,354	—	28,354
Transportation	—	56,860	—	56,860
Utility	—	25,256	—	25,256
Water & Sewer	—	76,537	—	76,537

Total California	—	402,489	562	403,051

Total Municipal Bonds	—	402,489	562	403,051

Short-Term Investments
Investment Companies	18,709	—	—	18,709

Total Investments in Securities	$18,709	$402,489	$562	$421,760

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	95

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Intermediate Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$4,489,214	$—	$4,489,214
Short-Term Investments
Investment Companies	229,398	—	—	229,398

Total Investments in Securities	$229,398	$4,489,214	$—	$4,718,612

New York Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$391,982	$—	$391,982
Short-Term Investments
Investment Companies	12,075	—	—	12,075

Total Investments in Securities	$12,075	$391,982	$—	$404,057

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of February 28, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — California Tax Free Bond Fund and Intermediate Tax Free Bond Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

California Tax Free Bond Fund and Intermediate Tax Free Bond Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2021, which are shown as a Payable for Investment securities purchased — delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2021 are detailed on the SOIs.

D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

96	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Funds did not lend out any securities during the year ended February 28, 2021.

E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below.

California Tax Free Bond Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (a) (b)	$27,424	$145,165	$153,885	$(1)	$6	$18,709	18,700	$68	$—	(c)

Intermediate Tax Free Bond Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (a) (b)	$143,314	$2,897,902	$2,811,835	$11	$6	$229,398	229,283	$641	$—	(c)

New York Tax Free Bond Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at February 28, 2021	Shares at February 28, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (a) (b)	$20,837	$87,015	$95,767	$(10)	$—	(c)	$12,075	12,069	$44	$—	(c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2021.
(c)	Amount rounds to less than one thousand.

F. Futures Contracts — Intermediate Tax Free Bond Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	97

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Fund’s futures contracts activity during the year ended February 28, 2021:

	Intermediate Tax Free Bond Fund
Futures Contracts — Interest Rate:
Average Notional Balance Long	$8,860
Average Notional Balance Short	35,431	(a)

(a)	For the period March 1, 2020 through March 31, 2020.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

H. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2021 are as follows:

	Class A	Class C	Class I	Class R6	Total
California Tax Free Bond Fund
Transfer agency fees	$4	$2	$2	$1	$9
Intermediate Tax Free Bond Fund
Transfer agency fees	9	1	7	36	53
New York Tax Free Bond Fund
Transfer agency fees	11	1	2	1	15

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

98	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital		Accumulated undistributed (distributions in excess of) net investment income		Accumulated net realized gains (losses)
California Tax Free Bond Fund	$—	(a)	$—	(a)	$—
Intermediate Tax Free Bond Fund	(172)		412		(240)
New York Tax Free Bond Fund	—		(4)		4

(a)	Amount rounds to less than one thousand.

The reclassifications for the Funds relate primarily to callable bonds.

K. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.30% of each Fund’s respective average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the year ended February 28, 2021, the effective rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C
California Tax Free Bond Fund	0.25%	0.75%
Intermediate Tax Free Bond Fund	0.25	0.75
New York Tax Free Bond Fund	0.25	0.75

JPMDS waived distribution fees as outlined in Note 3.F.

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2021, JPMDS retained the following:

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$4	$—
Intermediate Tax Free Bond Fund	26	2
New York Tax Free Bond Fund	4	—

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	99

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

D. Service Fees - The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
Intermediate Tax Free Bond Fund	0.25	0.25	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.60%	1.10%	0.50%	0.40%
Intermediate Tax Free Bond Fund	0.65	1.20	0.40	0.30
New York Tax Free Bond Fund	0.75	1.25	0.50	0.40

The expense limitation agreements were in effect for the year ended February 28, 2021 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2021.

For the year ended February 28, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Tax Free Bond Fund	$76	$51	$579	$706	$96
Intermediate Tax Free Bond Fund	3,336	2,224	1,489	7,049	—
New York Tax Free Bond Fund	73	49	451	573	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2021 were as follows:

California Tax Free Bond Fund	$28
Intermediate Tax Free Bond Fund	302
New York Tax Free Bond Fund	19

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

100	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2021, Intermediate Tax Free Bond Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$95,826	$23,544
Intermediate Tax Free Bond Fund	1,802,421	2,335,297
New York Tax Free Bond Fund	21,381	40,121

During the year ended February 28, 2021, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$404,585	$18,969	$1,794	$17,175
Intermediate Tax Free Bond Fund	4,414,322	310,133	5,843	304,290
New York Tax Free Bond Fund	382,255	22,266	464	21,802

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2021 was as follows:

	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
California Tax Free Bond Fund	$1	$6,269	$6,270
Intermediate Tax Free Bond Fund	317	125,216	125,533
New York Tax Free Bond Fund	134	7,359	7,493

* Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2020 was as follows:

	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
California Tax Free Bond Fund	$1	$6,524	$6,525
Intermediate Tax Free Bond Fund	185	122,315	122,500
New York Tax Free Bond Fund	1	8,389	8,390

* Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2021, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$(2,844)	$63	$17,175
Intermediate Tax Free Bond Fund	32,688	800	304,290
New York Tax Free Bond Fund	(2,351)	227	21,802

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	101

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

The cumulative timing differences primarily consist of wash sale loss deferrals.

As of February 28, 2021, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$2,649	$195
New York Tax Free Bond Fund	2,202	149

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2021, the Funds deferred to March 1, 2021 the following net capital losses of:

	Net Capital Losses
	Short-Term		Long-Term
California Tax Free Bond Fund	$—	(a)	$—
New York Tax Free Bond Fund	1		2

(a)	Amount rounds to less than one thousand.

During the year ended February 28, 2021, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
Intermediate Tax Free Bond Fund	$16,422	$3,027
New York Tax Free Bond Fund	—	35

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the year ended February 28, 2021.

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2021.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which has increased to 1.25% pursuant to the amendment referenced below, plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 11, 2020, this agreement has been amended and restated for a term of 364 days, unless extended, and to include the change to the interest rate charged for borrowing from the Credit Facility to 1.25%, as noted above, and an upfront fee of 0.075% of the Credit Facility to be charged and paid by all participating funds of the Credit Facility.

102	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

The Funds did not utilize the Credit Facility during the year ended February 28, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	65.2%
Intermediate Tax Free Bond Fund	1	84.5
New York Tax Free Bond Fund	1	77.5

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	103

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (three of the funds constituting JPMorgan Trust I, hereafter collectively referred to as the “Funds”) as of February 28, 2021, the related statements of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 26, 2021

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

104	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chair since 2020; Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	127	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Stephen P. Fisher (1959); Trustee of Trust since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	127	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Kathleen M. Gallagher (1958); Trustee of the Trust since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	127	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (financial services and insurance) (2017-present); Advisory Board Member, Fiduciary Solutions, State Street Global Advisors (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Dennis P. Harrington* (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (accounting firm) (serving in various roles 1984-2012).	127	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	127	None

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	105

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner** (1953); Trustee of Trust since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	127	Advisory Board Member, Penso Advisors LLC (2020-present); Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Global Fiduciary Solutions Board (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Mary E. Martinez (1960); Vice Chair since 2021; Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	127	None

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President, of Administration and Planning, Northwestern University (1985-present).	127	None

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	127	Trustee and Vice Chair, Trout Unlimited (2017-present); Trustee, American Museum of Fly Fishing (2013-present); Trustee, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American University in Cairo (1999-2014).

Marian U. Pardo*** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	127	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

106	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (127 funds).

*

Two family members of Mr. Harrington are employed as a partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**

A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	107

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (since 2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary since 2010)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.). Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)***	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)***	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management Inc. since February 2020, formerly Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from August 2006 to January 2020.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

108	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2020, and continued to hold your shares at the end of the reporting period, February 28, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan California Tax Free Bond Fund
Class A
Actual	$1,000.00	$994.40	$2.92	0.59%
Hypothetical	1,000.00	1,021.87	2.96	0.59
Class C
Actual	1,000.00	990.90	5.38	1.09
Hypothetical	1,000.00	1,019.39	5.46	1.09
Class I
Actual	1,000.00	993.80	2.42	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
Class R6
Actual	1,000.00	994.30	1.93	0.39
Hypothetical	1,000.00	1,022.86	1.96	0.39

JPMorgan Intermediate Tax Free Bond Fund
Class A
Actual	1,000.00	1,005.10	3.18	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64
Class C
Actual	1,000.00	1,002.40	5.91	1.19
Hypothetical	1,000.00	1,018.89	5.96	1.19
Class I
Actual	1,000.00	1,006.40	1.94	0.39
Hypothetical	1,000.00	1,022.86	1.96	0.39
Class R6
Actual	1,000.00	1,006.90	1.44	0.29
Hypothetical	1,000.00	1,023.36	1.45	0.29

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	109

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan New York Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,005.50	$3.68	0.74%
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class C
Actual	1,000.00	1,002.80	6.16	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class I
Actual	1,000.00	1,005.20	2.44	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
Class R6
Actual	1,000.00	1,007.20	1.94	0.39
Hypothetical	1,000.00	1,022.86	1.96	0.39

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

110	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds has adopted the J.P. Morgan Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”) established for a J.P. Morgan Fund and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2021, the Board reviewed the Program Administrator’s annual report (the “Report”) concerning the operation of the Program for the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a J.P. Morgan Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of four liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions, including additional focus on particular asset classes and securities impacted by the COVID-19 pandemic; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; (5) the oversight of the liquidity vendor retained to perform liquidity classifications for the Program including during the COVID-19 pandemic; and (6) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by the significant market volatility created in March 2020 by the COVID-19 pandemic. The Report further summarized that the Program Administrator instituted a stressed market protocol in March 2020 to: (1) review the results of the liquidity risk framework and daily liquidity classifications of each Fund’s investments; and (2) perform additional stress testing. The Report noted that each Fund was able to meet redemption requests without significant dilution to remaining shareholders during the Program Reporting Period, including during March 2020.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

FEBRUARY 28, 2021	J.P. MORGAN TAX FREE FUNDS	111

TAX LETTER

(Unaudited)

(Dollar values in thousands)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2021. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2021. The information necessary to complete your income tax returns for the calendar year ending December 31, 2021 will be provided under separate cover.

Tax-Exempt Income

Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2021:

Exempt Distributions Paid
JPMorgan California Tax Free Bond Fund	$6,269
JPMorgan Intermediate Tax Free Bond Fund	125,216
JPMorgan New York Tax Free Bond Fund	7,359

112	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2021

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. February 2021.	AN-TF-221

Annual Report

J.P. Morgan Income Funds

February 28, 2021

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Floating Rate Income Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration Core Plus Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

April 10, 2021 (Unaudited)

Dear Shareholders,

The dual advents of mass vaccinations and an exponential increase in U.S. government spending for pandemic relief and recovery have combined to accelerate an upward trend in financial markets that largely began in the second half of last year. The prospect of fully reopened economies and the expected surge in economic activity at the local, national and global scales has fueled broad investor demand for financial assets.

“It’s instructive that those who remained fully invested in the face of unprecedented uncertainty in 2020 were likely rewarded for their resilience and resolve in 2021.” — Andrea L. Lisher

Equity markets generally led the long rebound in financial markets from the initial sell-off at the declaration of the pandemic in March 2020. For the twelve months ended February 28, 2021, the S&P 500 Index returned 31.3% and the Bloomberg Barclays U.S. Aggregate returned 1.4%.

Subsequent to the end of the twelve month period, the $1.9 trillion American Rescue Plan was signed into law and early debate began on the proposed $2 trillion American Jobs Plan. Investors responded in early April by pushing the S&P 500 to close above 4,000 points for the first time.

While the uncertainty and turbulence of 2020 has receded and this year has begun with broad expectations for a robust economic recovery, investor concerns have evolved with the changing investment environment. The threat from new variants of COVID-19 and a late resurgence in infections across the globe serve as reminders that the pandemic remains a present danger. Additionally, the anticipated impact of unprecedented federal stimulus spending has led to more conventional investor worries about potential supply/demand imbalances in certain sectors of the economy as well as inflationary pressure and rising long-term interest rates.

It’s instructive that those who remained fully invested in the face of unprecedented uncertainty in 2020 were likely rewarded for their resilience and resolve in 2021. At the same time, J.P. Morgan Asset Management also has adapted to the challenges and opportunities presented over the past year to continually seek to deliver innovative and durable investment solutions grounded by our deep experience in risk management. We will continue to operate under the same fundamental practices and principles that have driven our success for more than a century and focus on the financial needs of our clients.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Financial markets largely recovered from a sharp sell-off in February and March of 2020, led by a sustained rally in equity markets. While bonds generally provided positive returns for the period, fixed income markets generally underperformed equity markets amid historically low interest rates.

Investors initially responded to the pandemic and the closure of large sectors of national economies by buying developed market government bonds as well as commodity gold. Yields on both the 10-year and 30-year U.S. Treasury bonds briefly fell to record lows in March 2020. By the end of the first quarter of 2020, leading developed market equity indexes had fallen by 20% or more and crude oil prices had plummeted by 60%.

Central banks around the world responded by cutting interest rates, initiating or extending asset purchasing programs and working to ensure liquidity in capital markets. Governments also responded with massive stimulus and relief spending. At the start of the second half of 2020, U.S. equity led a broad rebound in both developed markets and emerging markets equity, which was interrupted in September and October 2020 as re-closings across parts of Asia and Europe in response to resurgent infections dented investor optimism.

However, the approvals of the first vaccines against COVID-19 in late 2020 reignited investor demand for equity amid expectations that mass vaccinations would lead to the re-opening of businesses, schools and other parts of national economies. Within fixed income markets, high yield bonds (also known as “junk bonds”) and emerging markets debt outperformed U.S investment grade debt and U.S. Treasury bonds.

For the twelve months ended February 28, 2021, the Bloomberg Barclays U.S. Aggregate Index returned 1.38% and the Bloomberg Barclays Global Multiverse Index returned 4.50%.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Core Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.05%
Bloomberg Barclays U.S. Aggregate Index	1.38%

Net Assets as of 2/28/2021 (In Thousands)	$34,718,787
Duration as of 2/28/2021	5.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration position as interest rates fell in the beginning of the period and its shorter duration position as interest rates rose later in the period were leading contributors to performance. Duration measures the price sensitivity of a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s security selections in agency mortgage-backed securities, particularly mortgage pass-throughs, and in corporate bonds, particularly in the industrial sector, also contributed to relative performance.

The Fund’s overweight positions in the larger mortgage-backed securities sector and the securitized debt sector, including asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities were leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. Relative to the Benchmark, at the end of the period, the Fund was underweight in U.S. Treasury securities and overweight in commercial mortgage-backed securities and agency mortgages.

PORTFOLIO COMPOSITION***
Corporate Bonds	29.9%
U.S. Treasury Obligations	18.5
Mortgage-Backed Securities	18.1
Asset-Backed Securities	9.2
Collateralized Mortgage Obligations	9.1
Commercial Mortgage-Backed Securities	6.9
Others (each less than 1.0%)	1.4
Short-Term Investments	6.9

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
With Sales Charge*		(2.04)%	2.67%	3.03%
Without Sales Charge		1.79	3.46	3.42
CLASS C SHARES	March 22, 1999
With CDSC**		0.24	2.84	2.90
Without CDSC		1.24	2.84	2.90
CLASS I SHARES	June 1, 1991	2.05	3.71	3.63
CLASS R2 SHARES	November 3, 2008	1.44	3.13	3.12
CLASS R3 SHARES	September 9, 2016	1.70	3.33	3.31
CLASS R4 SHARES	September 9, 2016	1.96	3.58	3.56
CLASS R5 SHARES	May 15, 2006	2.11	3.78	3.73
CLASS R6 SHARES	February 22, 2005	2.21	3.87	3.81

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R3 and Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. With respect to Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Bond Fund and the Bloomberg Barclays U.S. Aggregate Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are

SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.60%
Bloomberg Barclays U.S. Aggregate Index	1.38%

Net Assets as of 2/28/21 (In Thousands)	$15,832,126
Duration as of 2/28/21	5.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight allocations to high yield corporate credit (also known as “junk bonds”) and asset-backed securities, commercial mortgage-backed securities and non-agency residential mortgage-backed securities were leading contributors to performance as these sectors generally rebounded after March 2020.

The Fund’s longer duration detracted marginally from relative performance as interest rates rose from lows seen in March 2020. Generally, bonds with longer duration will experience a larger decrease in price as interest rates rise versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities.

The managers employed a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

During the reporting period, the Fund’s managers decreased the Fund’s overall duration to 5.92 years at February 28, 2021 from 5.95 years at February 29, 2020.

PORTFOLIO COMPOSITION***
Corporate Bonds	31.2%
Mortgage-Backed Securities	16.8
Asset-Backed Securities	14.2
U.S. Treasury Obligations	11.1
Commercial Mortgage-Backed Securities	10.9
Collateralized Mortgage Obligations	4.4
Foreign Government Securities	1.0
Others (each less than 1.0%)	1.4
Short-Term Investments	9.0

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge*		(1.55)%	3.22%	3.55%
Without Sales Charge		2.29	4.01	3.95
CLASS C SHARES	May 30, 2000
With CDSC**		0.62	3.36	3.39
Without CDSC		1.62	3.36	3.39
CLASS I SHARES	March 5, 1993	2.60	4.34	4.15
CLASS R2 SHARES	November 3, 2008	1.90	3.62	3.53
CLASS R3 SHARES	September 9, 2016	2.15	3.87	3.79
CLASS R4 SHARES	September 9, 2016	2.41	4.12	4.04
CLASS R5 SHARES	September 9, 2016	2.56	4.31	4.14
CLASS R6 SHARES	February 22, 2005	2.67	4.40	4.32

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R3, Class R4 and Class R5 Shares prior to their inception dates are based on the performance of Class I Shares. With respect to Class R3, Class R4 and Class R5 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Plus Bond Fund and the Bloomberg Barclays U.S. Aggregate Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are

SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	4.03%
Credit Suisse Leveraged Loan Index	5.65%
Bloomberg Barclays U.S. Aggregate Index	1.38%

Net Assets as of 2/28/2021 (In Thousands)	$595,614

INVESTMENT OBJECTIVE**

The JPMorgan Floating Rate Income Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Credit Suisse Leveraged Loan Index (the “Loan Index”) and outperformed the Bloomberg Barclays U.S Aggregate Index for the twelve months ended February 28, 2021.

While the Fund invests mostly in loan assignments, the Fund’s security selection in the consumer durables sector and the telecommunications subsector was a leading detractor from performance relative to the Loan Index. The Fund’s security selection in bonds rated BB and higher and its overweight allocation to unrated bonds also detracted from relative performance.

The Fund’s security selection in the energy and health care sectors and its security selection in bonds rated single-B through CCC were leading contributors to performance relative to the Loan Index. The Fund’s out-of-Benchmark allocation of investor inflows to J.P. Morgan money market funds pending investment also contributed to relative performance.

Relative to the Bloomberg Barclays U.S. Aggregate Index, which does not hold loan assignments, the Fund’s allocation to loan assignments contributed to performance.

HOW WAS THE FUND POSITIONED?

Relative to the Loan Index during the period, the Fund was overweight in securities and loan assignments rated BB and higher and was underweight in securities and loan assignments rated single B and CCC. The Fund’s portfolio managers generally upgraded the credit quality of the portfolio during the period and gained exposure to higher quality loan assignments and bonds, mainly by investing in floating rate loan facilities issued by corporations and, to a lesser extent, in fixed-rate short duration corporate debt securities.

PORTFOLIO COMPOSITION***
Loan Assignments	84.1%
Corporate Bonds	7.5
Common Stocks	1.4
Others (each less than 1.0%)	0.8
Short-Term Investments	6.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	7

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 1, 2011
With Sales Charge*		1.39%	3.88%	2.57%
Without Sales Charge		3.77	4.35	2.98
CLASS C SHARES	June 1, 2011
With CDSC**		2.25	3.84	2.55
Without CDSC		3.25	3.84	2.55
CLASS I SHARES	June 1, 2011	4.03	4.61	3.23
CLASS R6 SHARES	October 31, 2013	4.11	4.71	3.31

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/1/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 1, 2011.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Floating Rate Income Fund, the Credit Suisse Leveraged Loan Index and the Bloomberg Barclays U.S. Aggregate Index from June 1, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Credit Suisse Leveraged Loan Index and the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the indices, if applicable. The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Government Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.68%
Bloomberg Barclays U.S. Government Bond Index	(0.04)%

Net Assets as of 2/28/2021 (In Thousands)	$3,150,026
Duration as of 2/28/2021	5.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. Government Bond Index (“Benchmark”).

Relative to the Benchmark, the Fund’s underweight position in the long end of the yield curve was a leading contributor to performance as long-term interest rates rose in the second half of the period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s out-of-Benchmark position in agency mortgage-backed securities, particularly agency commercial mortgage-backed securities, also contributed to relative performance. Additionally, the Fund’s small allocation to U.S. Treasury Inflation-Protected Securities contributed to relative performance as investor expectations for accelerating inflation rose in the latter part of the period.

The Fund’s shorter overall duration was a leading detractor from performance as interest rates on bonds of short and intermediate maturities fell in the second half of the period. Duration measures the price sensitivity of a portfolio of bonds to relative changes in interest rates. Generally, bonds of shorter duration will experience a smaller increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

During the period, the portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	29.3%
Mortgage-Backed Securities	27.1
Collateralized Mortgage Obligations	21.7
Commercial Mortgage-Backed Securities	12.0
U.S. Government Agency Securities	3.9
Asset-Backed Securities	1.0
Short-Term Investments	5.0

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	9

JPMorgan Government Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge*		(3.32)%	1.66%	2.60%
Without Sales Charge		0.41	2.43	2.99
CLASS C SHARES	March 22, 1999
With CDSC**		(1.18)	1.78	2.42
Without CDSC		(0.18)	1.78	2.42
CLASS I SHARES	February 8, 1993	0.68	2.69	3.27
CLASS R2 SHARES	November 3, 2008	0.06	2.10	2.70
CLASS R3 SHARES	September 9, 2016	0.32	2.32	2.89
CLASS R4 SHARES	September 9, 2016	0.48	2.55	3.13
CLASS R6 SHARES	August 1, 2016	0.81	2.81	3.33

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R3, Class R4 and Class R6 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. Prior performance of Class R3 and Class R4 Shares have been adjusted to reflect the differences in expenses between classes. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Government Bond Fund and the Bloomberg Barclays U.S. Government Bond Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	5.74%
Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index	9.31%

Net Assets as of 2/28/2021 (In Thousands)	$7,787,583
Duration as of 2/28/2021	3.3 Years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”).

During the reporting period, the Fund experienced significant investor inflows and held a substantial portion of the inflows in JPMorgan money market funds pending investment during a period of rapidly appreciating prices for high yield bonds.

Relative to the Benchmark, the Fund’s allocations to cash and J.P. Morgan money market funds were leading detractors from performance as high yield debt (also known as “junk bonds”) rallied following U.S. Federal Reserve actions in March 2020 designed to maintain liquidity and functioning in financial markets. The Fund’s underweight allocation to issuers that were newly downgraded to below investment grade (known as “fallen angels”) also detracted from relative performance as these securities generally rallied more sharply than the broader high yield market. The Fund’s security selection in the consumer noncyclical and technology sectors was a leading contributor to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers sought to take specific, targeted credit risks based on the portfolio managers’ analysis of favorable risk/reward opportunities, while continuing to build a core portfolio of improving below investment grade investments.

In response to the pandemic-related uncertainty in financial markets, the Fund’s portfolio managers sought to remain focused on sectors, including communications and health care, that are generally less responsive to economic cycles. Relative to the Benchmark, the Fund had underweight allocations to the energy sector and to bonds rated CCC and lower.

PORTFOLIO COMPOSITION***
Corporate Bonds	89.6%
Loan Assignments	6.5
Common Stocks	2.4
Others (each less than 1.0%)	1.1
Short-Term Investments	0.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	11

JPMorgan High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 13, 1998
With Sales Charge*		1.49%	6.08%	4.56%
Without Sales Charge		5.51	6.90	4.96
CLASS C SHARES	March 22, 1999
With CDSC**		3.95	6.36	4.50
Without CDSC		4.95	6.36	4.50
CLASS I SHARES	November 13, 1998	5.74	7.18	5.20
CLASS R2 SHARES	November 3, 2008	5.15	6.55	4.63
CLASS R3 SHARES	August 21, 2017	5.38	6.82	4.89
CLASS R4 SHARES	August 21, 2017	5.64	7.09	5.15
CLASS R5 SHARES	May 15, 2006	5.92	7.25	5.27
CLASS R6 SHARES	February 22, 2005	5.90	7.33	5.33

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R3 and Class R4 Shares prior to its inception are based on the performance of Class I Shares, the original class offered. With respect to Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Fund and the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	3.26%
Bloomberg Barclays U.S. Aggregate Index	1.38%

Net Assets as of 2/28/2021 (In Thousands)	$9,112,122
Duration as of 2/28/2021	2.3 Years

INVESTMENT OBJECTIVE**

The JPMorgan Income Fund (the “Fund”) seeks to provide income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund is flexible in its ability to invest in a wide variety of debt securities and financial instruments of any maturity and is not managed to an index. This allows the Fund to shift its allocations based on changing market conditions. For the twelve months ended February 28, 2021, the Fund outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Index”).

Relative to the Index, the Fund’s allocation to high yield debt (also known as “junk bonds”), which was not held in the Index, contributed to relative performance. The Fund’s out-of-benchmark holdings in asset-backed securities also contributed to relative performance. The Fund’s overweight holdings in emerging markets debt detracted from relative performance.

The Fund’s credit hedges in high yield corporate bonds and emerging markets debt, achieved through investments in credit default swaps, were leading contributors to relative performance when those sectors of the market sold off in March 2020.

During the period, the Fund’s Class I Shares distributed approximately $0.04 per share each month.

HOW WAS THE FUND POSITIONED?

During the period, the Fund invested opportunistically among multiple debt markets and sectors that the portfolio managers believed had a high potential to produce income. The Fund’s managers sought to manage risk through exposure to debt markets that they believed had low correlations to each other. During the period, the Fund’s managers increased their allocations to agency mortgage-backed securities, commercial mortgage-backed securities and high yield bonds. The managers decreased the Fund’s exposure to non-agency mortgage-backed securities and asset-backed securities. The Fund’s duration decreased to 2.31 years at February 28, 2021 from 4.36 years at February 29, 2020.

PORTFOLIO COMPOSITION***
Corporate Bonds	30.0%
Commercial Mortgage-Backed Securities	27.8
Asset-Backed Securities	16.1
Collateralized Mortgage Obligations	13.2
Mortgage-Backed Securities	3.7
Foreign Government Securities	3.6
Others (each less than 1.0%)	1.2
Short-Term Investments	4.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	13

JPMorgan Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 2, 2014
With Sales Charge*		(0.80)%	5.24%	3.81%
Without Sales Charge		3.09	6.04	4.40
CLASS C SHARES	June 2, 2014
With CDSC**		1.52	5.49	3.83
Without CDSC		2.52	5.49	3.83
CLASS I SHARES	June 2, 2014	3.26	6.32	4.64
CLASS R6 SHARES	June 2, 2014	3.27	6.33	4.68

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/2/14 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 2, 2014.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Income Fund and the Bloomberg Barclays U.S. Aggregate Index from June 2, 2014 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	4.50%
Bloomberg Barclays 1–10 Year U.S. TIPS Index	5.97%
Bloomberg Barclays U.S. Intermediate Aggregate Index	2.06%
Inflation Managed Bond Composite Benchmark[1]	5.84%

Net Assets as of 2/28/2021 (In Thousands)	$1,400,439
Duration as of 2/28/2021	4.2 Years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares underperformed both the Bloomberg Barclays 1-10 Year U.S. TIPS (Treasury Inflation Protected Securities) Index (the “Index”) and the Inflation Managed Bond Composite Benchmark (the “Composite Benchmark”) and outperformed the Bloomberg Barclays U.S. Intermediate Aggregate Index.

During the period, the Fund’s shorter relative duration was the primary detractor from performance versus the Index and the Composite Benchmark, as real interest rates (i.e., changes in market interest rates caused by factors other than inflation) fell significantly. Generally, bonds with shorter duration will experience a smaller increase or decrease in price as interest rates fall or rise, respectively, versus bonds with longer duration.

The Fund’s allocation to securitized debt and corporate credit contributed to relative performance versus both the Index and Composite Benchmark, partially offsetting the impact of shorter duration.

During the period, the Fund’s inflation hedge, which included CPI-U swaps and TIPS, contributed to absolute performance.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers sought to protect the portfolio from inflation risk across maturities. Therefore, the yield curve positioning of the underlying core bonds was used as the general basis for the Fund’s inflation swap positioning.

The Fund’s portfolio managers manage the duration of the inflation protection versus the duration of the underlying bonds to protect the portfolio from actual, realized inflation, as well as from the loss of value that results from an increase in inflation expectations. The inflation protection was actively managed using CPI-U swaps and TIPS. Generally, the swaps were structured so that a counterparty agrees to pay the cumulative percentage change in the U.S. Consumer Price Index for All Urban Consumers over the duration of the swap. In turn, the Fund pays a compounded fixed rate. U.S. Treasury TIPS adjust the principal of the underlying bond so that it increases with inflation as measured by the U.S. Consumer Price Index of All Urban Consumers and decreases with deflation. At maturity, a TIPS investor is paid either the adjusted or the original principal, whichever is greater.

PORTFOLIO COMPOSITION***
Corporate Bonds	35.3%
U.S. Treasury Obligations	22.2
Mortgage-Backed Securities	10.4
Commercial Mortgage-Backed Securities	10.4
Asset-Backed Securities	8.4
Collateralized Mortgage Obligations	6.5
U.S. Government Agency Securities	1.0
Foreign Government Securities	0.3
Short-Term Investments	5.5

[1]

The Fund’s composite benchmark is determined by adding the performance return of the Bloomberg Barclays Intermediate Government/Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5-year Zero Coupon Index.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	15

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 31, 2010
With Sales Charge*		0.44%	2.31%	1.77%
Without Sales Charge		4.39	3.11	2.16
CLASS C SHARES	March 31, 2010
With CDSC**		2.71	2.46	1.62
Without CDSC		3.71	2.46	1.62
CLASS I SHARES	March 31, 2010	4.50	3.26	2.31
CLASS R5 SHARES	March 31, 2010	4.58	3.34	2.38
CLASS R6 SHARES	November 30, 2010	4.70	3.43	2.46

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Inflation Managed Bond Fund, the Bloomberg Barclays 1–10 Year U.S. TIPS Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index and the Inflation Managed Bond Composite Benchmark from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–10 Year U.S. TIPS Index and the Bloomberg Barclays U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The Bloomberg Barclays 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Bloomberg Barclays U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Bloomberg Barclays Intermediate Government/Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5 Year Zero Coupon Index. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.50%
Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index	1.94%

Net Assets as of 2/28/2021 (In Thousands)	$1,489,408
Duration as of 2/28/2021	1.7 Years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares underperformed the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s shorter duration position detracted from performance as interest rates fell for maturities of seven years and less during the second half of the period. Generally, bonds with shorter duration will experience a smaller increase in price as interest rates fall, versus bonds with longer duration. The Fund’s small exposure to the 7-to-10 year portion of the yield curve also detracted from performance as interest rates rose on bonds with maturities of seven years and longer in the second half of the period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s position in agency mortgage-backed securities, particularly agency commercial mortgage-backed securities, was a leading contributor to relative performance. The Fund’s out-of-Benchmark position in securitized debt, particularly in non-agency commercial mortgage-backed securities, and its underweight position in U.S. Treasury bonds, which are held in the Benchmark but not held in the Fund, also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. While the overall duration of the Benchmark increased as the U.S. government issued more longer-dated Treasury bonds, which the Fund did not invest in, the Fund’s portfolio managers aimed to keep the duration of the Fund at 1.5 years. During the reporting period, the Fund’s duration increased to 1.67 years at February 28, 2021 from 1.61 years at February 29, 2020.

PORTFOLIO COMPOSITION***
Asset-Backed Securities	33.4%
Collateralized Mortgage Obligations	30.5
Corporate Bonds	14.3
Commercial Mortgage-Backed Securities	9.0
Mortgage-Backed Securities	5.6
Short-Term Investments	7.2

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	17

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 10, 1993
With Sales Charge*		(0.99)%	1.52%	1.81%
Without Sales Charge		1.25	1.98	2.05
CLASS C SHARES	November 1, 2001
With CDSC**		(0.24)	1.49	1.64
Without CDSC		0.76	1.49	1.64
CLASS I SHARES	February 2, 1993	1.50	2.26	2.30
CLASS R6 SHARES	February 22, 2005	1.70	2.46	2.51

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Limited Duration Bond Fund and the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays 1–3 Year U.S. Government/

Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.81%
Bloomberg Barclays U.S. MBS Index	1.49%

Net Assets as of 2/28/2021 (In Thousands)	$5,106,234
Duration as of 2/28/2021	2.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. MBS Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in agency mortgage-backed securities, particularly in residential mortgage pass-throughs, was a leading contributor to performance. The Fund’s out-of-Benchmark positions in non-agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities also contributed to relative performance. The Fund’s allocation to mortgage-backed securities that the Fund managers believed were less likely to be pre-paid also contributed to performance amid increased refinancing by mortgage holders during the period. There were no significant detractors from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Mortgage-Backed Securities	50.2%
Collateralized Mortgage Obligations	18.2
Asset-Backed Securities	6.9
Commercial Mortgage-Backed Securities	5.1
U.S. Treasury Obligations	0.6
Short-Term Investments	19.0

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	19

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	August 18, 2000
With Sales Charge*		(1.35)%	2.41%	2.89%
Without Sales Charge		2.48	3.19	3.29
CLASS C SHARES	July 2, 2012
With CDSC**		0.98	2.66	2.81
Without CDSC		1.98	2.66	2.81
CLASS I SHARES	August 18, 2000	2.81	3.45	3.55
CLASS R6 SHARES	February 22, 2005	2.88	3.59	3.69

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C Shares prior to its inception are based on the performance of Class I Shares, the original class offered. Prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mortgage-Backed Securities Fund and the Bloomberg Barclays U.S. MBS Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	3.30%
Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index	1.94%

Net Assets as of 2/28/2021 (In Thousands)	$8,459,872
Duration as of 2/28/2021	1.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares outperformed the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight allocation and security selection in corporate bonds were leading contributors to performance. The Fund’s underweight allocation to U.S. Treasury bonds and its out-of-Benchmark allocation to asset-backed securities and mortgage-backed securities also contributed to relative performance.

The Fund’s shorter overall duration was the leading detractor from relative performance as interest rates fell on bonds with shorter maturities during the period. Bonds of longer duration generally experience a larger decrease in price as interest rates rise, compared with bonds of shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct what they believed to be a portfolio of undervalued fixed income securities. The Fund had an underweight position in U.S. Treasury bonds, an overweight position in corporate bonds and held out-of-Benchmark allocations to mortgage-backed securities and asset-backed securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	30.5%
Asset-Backed Securities	21.4
U.S. Treasury Obligations	16.7
Collateralized Mortgage Obligations	16.4
Mortgage-Backed Securities	5.5
Commercial Mortgage-Backed Securities	3.9
Short-Term Investments	5.6

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	21

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge*		0.76%	1.57%	1.15%
Without Sales Charge		3.05	2.04	1.37
CLASS C SHARES	November 1, 2001
With CDSC**		1.52	1.52	0.97
Without CDSC		2.52	1.52	0.97
CLASS I SHARES	September 4, 1990	3.30	2.29	1.62
CLASS R6 SHARES	February 22, 2005	3.36	2.48	1.84

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Bond Fund and the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Short Duration Core Plus Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	3.49%
Bloomberg Barclays 1-5 Year Government/Credit Index	2.33%

Net Assets as of 2/28/2021 (In Thousands)	$6,684,526
Duration as of 2/28/2021	2.2 Years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Core Plus Fund (the “Fund”) seeks total return, consistent with preservation of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund outperformed the Bloomberg Barclays 1-5 Year Government/Credit Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight allocation to investment grade corporate debt and its out-of-Benchmark allocation to high yield bonds (also known as “junk bonds”) were the leading contributors to relative performance. The Fund’s overweight allocation to commercial mortgage-backed securities was the leading detractor from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employ a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

During the reporting period, the Fund’s managers decreased the Fund’s overall duration to 2.20 years at February 28, 2021 from 2.64 years at February 29, 2020.

PORTFOLIO COMPOSITION***
Corporate Bonds	41.1%
U.S. Treasury Obligations	16.9
Mortgage-Backed Securities	11.5
Asset-Backed Securities	9.6
Commercial Mortgage-Backed Securities	7.7
Collateralized Mortgage Obligations	6.6
Foreign Government Securities	1.4
Others (each less than 1.0%)	0.3
Short-Term Investments	4.9

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	23

JPMorgan Short Duration Core Plus Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
With Sales Charge*		0.96%	4.72%	2.93%
Without Sales Charge		3.25	5.18	3.22
CLASS C SHARES	March 1, 2013
With CDSC**		1.77	4.68	2.70
Without CDSC		2.77	4.68	2.70
CLASS I SHARES	March 1, 2013	3.49	5.45	3.47
CLASS R6 SHARES	March 1, 2013	3.55	5.55	3.58

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 29, 2017 (the “Effective Date”), the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Core Plus Fund and the Bloomberg Barclays 1-5 Year Government/Credit Index from March 1, 2013 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1-5 Year Government/Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The

Bloomberg Barclays 1-5 Year Government/Credit Index includes the Government and Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government portion includes treasuries and agencies. The Credit portion includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 30.8%

Aerospace & Defense — 1.1%

Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	3,267	3,412

Airbus SE (France)

3.15%, 4/10/2027 (a)	4,909	5,244

3.95%, 4/10/2047 (a)	1,046	1,146

BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (a)	5,000	5,532

BAE Systems plc (United Kingdom)

1.90%, 2/15/2031 (a)	14,745	14,284

5.80%, 10/11/2041 (a)	2,500	3,487

3.00%, 9/15/2050 (a)	5,645	5,432

Boeing Co. (The)

1.17%, 2/4/2023	11,110	11,157

4.51%, 5/1/2023	39,141	41,982

1.95%, 2/1/2024	15,770	16,166

1.43%, 2/4/2024	36,715	36,779

4.88%, 5/1/2025	9,325	10,425

2.75%, 2/1/2026	15,605	16,163

2.20%, 2/4/2026	22,360	22,407

3.10%, 5/1/2026	9,560	10,050

5.15%, 5/1/2030	14,590	17,001

3.60%, 5/1/2034	5,076	5,214

5.71%, 5/1/2040	12,565	15,831

L3Harris Technologies, Inc.

3.83%, 4/27/2025	7,570	8,388

1.80%, 1/15/2031	14,120	13,701

4.85%, 4/27/2035	1,918	2,407

Leidos, Inc. 2.30%, 2/15/2031 (a)	8,020	7,804

Lockheed Martin Corp.

4.50%, 5/15/2036	7,200	9,010

2.80%, 6/15/2050	5,055	4,896

Northrop Grumman Corp.

3.20%, 2/1/2027	5,364	5,893

3.25%, 1/15/2028	1,700	1,853

5.15%, 5/1/2040	13,000	16,920

Precision Castparts Corp. 3.25%, 6/15/2025	5,751	6,273

Raytheon Technologies Corp.

3.20%, 3/15/2024	2,992	3,214

6.70%, 8/1/2028	701	921

6.05%, 6/1/2036	4,095	5,719

4.50%, 6/1/2042	13,927	17,075

4.15%, 5/15/2045	7,861	9,115

3.75%, 11/1/2046	7,060	7,729

4.35%, 4/15/2047	4,020	4,785

		367,415

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Airlines — 0.0% (b)

Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	7,049	7,257

Automobiles — 0.5%

BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (a)	5,568	5,805

Daimler Finance North America LLC (Germany)

2.00%, 7/6/2021 (a)	1,250	1,257

3.35%, 2/22/2023 (a)	5,000	5,274

3.30%, 5/19/2025 (a)	1,200	1,301

General Motors Co. 6.13%, 10/1/2025	8,695	10,351

Hyundai Capital America

3.00%, 3/18/2021 (a)	7,600	7,605

1.15%, 11/10/2022 (a)	26,248	26,437

1.80%, 10/15/2025 (a)	8,870	8,902

1.30%, 1/8/2026 (a)	7,365	7,264

2.38%, 10/15/2027 (a)	9,020	9,214

1.80%, 1/10/2028 (a)	12,950	12,600

Kia Motors Corp. (South Korea) 2.63%, 4/21/2021 (a)	904	905

Nissan Motor Co. Ltd. (Japan)

4.35%, 9/17/2027 (a)	33,276	36,835

4.81%, 9/17/2030 (a)	13,000	14,509

Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	12,310	12,180

		160,439

Banks — 5.7%

ABN AMRO Bank NV (Netherlands)

4.75%, 7/28/2025 (a)	7,879	8,915

(USD Swap Semi 5 Year + 2.20%), 4.40%, 3/27/2028 (c) (d)	12,600	13,386

AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	13,710	15,066

ANZ New Zealand Int’l Ltd. (New Zealand)

3.45%, 1/21/2028 (a)	2,000	2,227

2.55%, 2/13/2030 (a)	4,875	5,150

ASB Bank Ltd. (New Zealand)

3.75%, 6/14/2023 (a)	1,700	1,824

3.13%, 5/23/2024 (a)	13,905	14,993

Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	1,834	2,082

Banco Santander SA (Spain)

3.13%, 2/23/2023	5,000	5,257

4.38%, 4/12/2028	6,600	7,583

2.75%, 12/3/2030	10,800	10,719

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	1,890	2,004

(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (c)	530	571

4.00%, 1/22/2025	18,371	20,343

Series L, 3.95%, 4/21/2025	8,782	9,719

(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (c)	1,840	1,985

(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	5,215	5,672

4.45%, 3/3/2026	5,041	5,772

(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	6,250	6,295

4.25%, 10/22/2026	6,055	6,937

3.25%, 10/21/2027	20,908	22,922

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	10,025	11,234

(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 7/21/2028 (c)	29,628	33,089

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	58,730	64,774

(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (c)	26,230	29,755

(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (c)	22,913	26,101

(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (c)	13,840	14,178

(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	84,117	81,549

Bank of Montreal (Canada)

Series E, 3.30%, 2/5/2024	8,700	9,374

(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	6,000	6,534

(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c)	5,021	5,634

Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	6,160	6,678

Bank of Nova Scotia (The) (Canada)

1.63%, 5/1/2023	32,388	33,264

2.20%, 2/3/2025	19,623	20,509

4.50%, 12/16/2025	5,835	6,700

Barclays plc (United Kingdom)

3.65%, 3/16/2025	15,214	16,490

5.20%, 5/12/2026	3,000	3,413

BNP Paribas SA (France)

3.38%, 1/9/2025 (a)	6,025	6,524

(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	10,920	11,319

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	18,020	19,076

2.82%, 1/26/2041 (a)	26,000	24,411

BNZ International Funding Ltd. (New Zealand) 3.38%, 3/1/2023 (a)	4,500	4,763

Capital One Bank USA NA 3.38%, 2/15/2023	9,474	9,999

Citigroup, Inc.

3.88%, 3/26/2025	3,077	3,385

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	6,470	6,987

4.40%, 6/10/2025	13,411	15,063

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (e) (f)	17,210	17,124

(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	28,260	30,386

4.30%, 11/20/2026	6,200	7,069

(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	22,871	22,567

4.45%, 9/29/2027	1,491	1,720

(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (c)	12,240	13,736

6.63%, 1/15/2028	3,363	4,306

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	18,453	20,542

(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	11,100	12,261

(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (c)	6,399	7,288

(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	20,900	23,698

(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	3,330	3,770

8.13%, 7/15/2039	1,424	2,404

5.30%, 5/6/2044	698	921

Citizens Bank NA 3.70%, 3/29/2023	9,645	10,268

Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,590	1,600

Comerica, Inc. 4.00%, 2/1/2029	8,910	10,247

Commonwealth Bank of Australia (Australia)

4.50%, 12/9/2025 (a)	4,920	5,600

2.85%, 5/18/2026 (a)	7,040	7,644

Cooperatieve Rabobank UA (Netherlands)

4.38%, 8/4/2025	7,101	8,024

3.75%, 7/21/2026	8,564	9,520

5.80%, 9/30/2110 (a)	3,139	4,508

Credit Agricole SA (France)

4.38%, 3/17/2025 (a)	4,405	4,867

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	15,810	16,228

(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	8,688	8,604

2.81%, 1/11/2041 (a)	9,880	9,421

Danske Bank A/S (Denmark)

2.70%, 3/2/2022 (a)	4,254	4,350

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	35,450	35,664

Discover Bank

3.35%, 2/6/2023	2,185	2,300

4.25%, 3/13/2026	8,109	9,210

3.45%, 7/27/2026	5,100	5,614

Fifth Third Bancorp 3.65%, 1/25/2024	8,495	9,212

HSBC Holdings plc (United Kingdom)

4.25%, 3/14/2024	6,038	6,604

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	12,403	13,327

4.25%, 8/18/2025	4,932	5,499

(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	2,400	2,427

4.38%, 11/23/2026	3,162	3,579

(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	17,888	20,039

(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	25,865	25,987

(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	20,470	20,344

7.63%, 5/17/2032	8,416	11,945

6.10%, 1/14/2042	3,835	5,525

Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	6,900	6,960

ING Groep NV (Netherlands)

4.10%, 10/2/2023	16,700	18,226

3.95%, 3/29/2027	2,572	2,918

KeyBank NA 3.18%, 5/22/2022	4,225	4,376

KeyCorp 4.15%, 10/29/2025	4,755	5,418

Lloyds Banking Group plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	8,500	8,587

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	6,788	7,049

4.45%, 5/8/2025	6,285	7,101

4.58%, 12/10/2025	4,700	5,320

4.38%, 3/22/2028	6,745	7,772

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.00%, 2/22/2022	2,713	2,784

3.76%, 7/26/2023	17,550	18,900

2.53%, 9/13/2023	3,463	3,650

3.41%, 3/7/2024	13,065	14,115

2.19%, 2/25/2025	15,810	16,445

2.05%, 7/17/2030	23,420	23,308

3.75%, 7/18/2039	10,875	12,252

Mizuho Financial Group, Inc. (Japan)

2.95%, 2/28/2022	1,449	1,487

(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	13,350	13,860

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	16,739	16,563

3.17%, 9/11/2027	4,000	4,423

(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (c)	11,274	11,867

National Australia Bank Ltd. (Australia)

3.38%, 1/14/2026	13,717	15,197

2.33%, 8/21/2030 (a)	10,430	10,200

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	16,395	17,842

2.65%, 1/14/2041 (a)	4,795	4,491

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)	7,306	7,561

3.88%, 9/12/2023	6,150	6,637

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (c)	11,990	12,412

(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	2,780	3,019

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	5,845	6,409

4.80%, 4/5/2026	11,867	13,663

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	4,475	4,745

(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	2,270	2,656

(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	10,470	12,026

Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (a)	7,408	7,819

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Regions Financial Corp. 3.80%, 8/14/2023	5,226	5,632

Royal Bank of Canada (Canada) 4.65%, 1/27/2026	5,585	6,478

Santander UK Group Holdings plc (United Kingdom)

3.57%, 1/10/2023	6,200	6,363

4.75%, 9/15/2025 (a)	6,200	6,933

Societe Generale SA (France)

5.00%, 1/17/2024 (a)	7,200	7,922

3.88%, 3/28/2024 (a)	14,005	15,230

2.63%, 1/22/2025 (a)	23,000	24,091

4.25%, 4/14/2025 (a)	25,235	27,576

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	8,995	8,940

4.00%, 1/12/2027 (a)	7,145	7,953

3.00%, 1/22/2030 (a)	28,435	29,586

SouthTrust Bank 7.69%, 5/15/2025	2,197	2,703

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (c)	10,305	10,633

5.20%, 1/26/2024 (a)	5,291	5,850

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	3,200	3,398

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	9,000	9,465

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	13,115	12,942

(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (a) (c)	8,180	9,238

(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (a) (c)	2,000	2,217

Sumitomo Mitsui Financial Group, Inc. (Japan)

3.10%, 1/17/2023	9,971	10,478

3.94%, 10/16/2023	7,936	8,648

4.44%, 4/2/2024 (a)	1,246	1,368

1.47%, 7/8/2025	12,865	13,066

2.63%, 7/14/2026	6,102	6,494

3.01%, 10/19/2026	2,517	2,734

3.04%, 7/16/2029	25,422	27,310

Toronto-Dominion Bank (The) (Canada)

3.25%, 3/11/2024	5,000	5,399

2.65%, 6/12/2024	10,135	10,814

Truist Bank 3.30%, 5/15/2026	7,380	8,085

Truist Financial Corp. 4.00%, 5/1/2025	4,143	4,625

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

UniCredit SpA (Italy)

3.75%, 4/12/2022 (a)	9,035	9,327

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (c)	14,000	14,154

(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	10,000	11,091

US Bancorp

3.38%, 2/5/2024	3,430	3,709

7.50%, 6/1/2026	1,256	1,634

Series X, 3.15%, 4/27/2027	1,924	2,125

US Bank NA 2.80%, 1/27/2025	6,833	7,307

Wells Fargo & Co.

3.75%, 1/24/2024	9,465	10,286

3.55%, 9/29/2025	10,308	11,378

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (e) (f)	16,185	16,123

3.00%, 4/22/2026	10,654	11,533

4.10%, 6/3/2026	5,921	6,717

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	59,205	64,437

4.30%, 7/22/2027	2,925	3,376

(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	10,405	10,807

(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	24,960	25,618

5.38%, 11/2/2043	2,755	3,554

4.65%, 11/4/2044	11,097	13,248

4.40%, 6/14/2046	4,816	5,655

4.75%, 12/7/2046	5,184	6,378

Wells Fargo Bank NA 5.85%, 2/1/2037	1,720	2,349

Westpac Banking Corp. (Australia)

2.85%, 5/13/2026	7,700	8,353

(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c)	5,855	6,575

		1,982,137

Beverages — 0.7%

Anheuser-Busch Cos. LLC (Belgium)

4.70%, 2/1/2036	33,310	39,991

4.90%, 2/1/2046	20,399	24,535

Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,685

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.38%, 4/15/2038	13,419	15,607

4.35%, 6/1/2040	16,250	18,894

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Beverages — continued

4.44%, 10/6/2048	28,858	32,767

4.50%, 6/1/2050	11,990	13,826

4.75%, 4/15/2058	9,838	11,696

5.80%, 1/23/2059	605	835

4.60%, 6/1/2060	7,010	8,059

Coca-Cola Femsa SAB de CV (Mexico)

2.75%, 1/22/2030	13,140	13,469

1.85%, 9/1/2032	11,205	10,606

Constellation Brands, Inc.

4.40%, 11/15/2025	4,444	5,081

5.25%, 11/15/2048	3,091	4,087

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	4,484	5,005

Keurig Dr Pepper, Inc.

3.13%, 12/15/2023	6,900	7,378

4.42%, 5/25/2025	2,714	3,067

3.43%, 6/15/2027	2,015	2,253

3.20%, 5/1/2030	13,500	14,603

4.99%, 5/25/2038	3,920	4,999

4.42%, 12/15/2046	3,746	4,423

5.09%, 5/25/2048	4,164	5,386

		248,252

Biotechnology — 0.6%

AbbVie, Inc.

3.45%, 3/15/2022	5,743	5,895

2.80%, 3/15/2023	3,954	4,109

3.85%, 6/15/2024	3,041	3,323

3.20%, 11/21/2029	27,601	29,840

4.55%, 3/15/2035	3,881	4,678

4.50%, 5/14/2035	15,614	18,808

4.05%, 11/21/2039	16,908	19,418

4.63%, 10/1/2042	9,850	12,010

4.40%, 11/6/2042	12,902	15,392

4.75%, 3/15/2045	7,000	8,509

4.45%, 5/14/2046	2,145	2,525

4.25%, 11/21/2049	10,194	11,769

Amgen, Inc.

2.20%, 2/21/2027	9,240	9,644

3.15%, 2/21/2040	5,870	6,061

Baxalta, Inc.

3.60%, 6/23/2022	999	1,036

5.25%, 6/23/2045	327	436

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — continued

Biogen, Inc.

2.25%, 5/1/2030	20,560	20,580

3.15%, 5/1/2050	8,490	8,057

Gilead Sciences, Inc.

1.65%, 10/1/2030	9,165	8,813

2.60%, 10/1/2040	11,110	10,526

2.80%, 10/1/2050	10,760	9,934

		211,363

Building Products — 0.1%

Johnson Controls International plc 3.75%, 12/1/2021	99	100

Masco Corp.

2.00%, 10/1/2030	5,820	5,706

6.50%, 8/15/2032	10,095	13,337

4.50%, 5/15/2047	3,130	3,744

		22,887

Capital Markets — 2.5%

Bank of New York Mellon Corp. (The)

2.80%, 5/4/2026	1,043	1,127

3.30%, 8/23/2029	1,413	1,562

BlackRock, Inc. 1.90%, 1/28/2031	6,768	6,726

Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	3,107	3,776

Blackstone Secured Lending Fund 3.65%, 7/14/2023 (a)	13,980	14,624

Brookfield Finance, Inc. (Canada)

3.90%, 1/25/2028	3,664	4,132

4.85%, 3/29/2029	5,160	6,136

4.70%, 9/20/2047	5,253	6,243

Charles Schwab Corp. (The)

0.90%, 3/11/2026	4,335	4,310

3.20%, 3/2/2027	5,710	6,295

3.20%, 1/25/2028	1,270	1,404

Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (e) (f)	12,360	12,406

CME Group, Inc. 3.00%, 3/15/2025	5,537	5,978

Credit Suisse AG (Switzerland)

3.63%, 9/9/2024	4,326	4,757

2.95%, 4/9/2025	9,460	10,227

Credit Suisse Group AG (Switzerland)

3.57%, 1/9/2023 (a)	10,753	11,033

3.80%, 6/9/2023	8,035	8,616

3.75%, 3/26/2025	5,499	6,026

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	6,850	7,205

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	9,320	9,638

(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (c)	15,110	14,895

4.28%, 1/9/2028 (a)	12,016	13,655

(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (c)	2,991	3,311

Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	5,276	5,438

Deutsche Bank AG (Germany)

4.25%, 10/14/2021	13,886	14,193

3.30%, 11/16/2022	6,440	6,715

(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	26,205	26,966

(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	13,585	13,739

FMR LLC 6.45%, 11/15/2039 (a)	2,242	3,268

Goldman Sachs Group, Inc. (The)

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	30,650	31,581

3.50%, 1/23/2025	5,018	5,455

3.75%, 5/22/2025	22,195	24,520

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	13,398	14,527

4.25%, 10/21/2025	10,573	11,925

3.50%, 11/16/2026	23,775	26,185

3.85%, 1/26/2027	18,677	20,855

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	47,377	53,221

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	16,415	18,920

6.75%, 10/1/2037	1,435	2,094

(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	4,600	5,320

(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (c)	16,126	19,458

Intercontinental Exchange, Inc. 4.00%, 10/15/2023	5,021	5,476

Invesco Finance plc 3.75%, 1/15/2026	2,510	2,789

Jefferies Group LLC 6.45%, 6/8/2027	3,725	4,747

Macquarie Bank Ltd. (Australia)

4.00%, 7/29/2025 (a)	6,300	7,055

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (c)	8,095	8,036

Macquarie Group Ltd. (Australia)

(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	6,735	6,691

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (c)	5,464	6,050

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	22,700	26,906

Morgan Stanley

4.10%, 5/22/2023	9,880	10,632

(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	22,895	22,907

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	16,852	17,993

3.70%, 10/23/2024	12,301	13,577

(SOFR + 1.15%), 2.72%, 7/22/2025 (c)	5,034	5,352

4.00%, 7/23/2025	21,227	23,867

5.00%, 11/24/2025	9,322	10,882

3.88%, 1/27/2026	10,005	11,263

(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	18,815	19,592

3.13%, 7/27/2026	2,254	2,464

4.35%, 9/8/2026	1,640	1,884

3.63%, 1/20/2027	20,745	23,273

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	13,333	14,900

(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)	7,397	8,303

(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (c)	17,528	20,526

(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	11,200	10,748

(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	10,600	12,992

4.30%, 1/27/2045	7,560	9,277

Nomura Holdings, Inc. (Japan)

2.65%, 1/16/2025	11,898	12,534

2.68%, 7/16/2030	12,180	12,454

Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	2,762	2,999

UBS Group AG (Switzerland)

3.49%, 5/23/2023 (a)	7,735	8,019

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	2,156	2,230

4.13%, 9/24/2025 (a)	2,500	2,808

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	15,100	15,049

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	6,470	6,972

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (a) (c)	10,750	10,539

		850,248

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Chemicals — 0.3%

Air Liquide Finance SA (France) 2.25%, 9/27/2023 (a)	4,179	4,358

Albemarle Corp. 5.45%, 12/1/2044	3,800	4,514

Dow Chemical Co. (The) 4.55%, 11/30/2025	3,800	4,361

DuPont de Nemours, Inc. 5.32%, 11/15/2038	12,320	15,920

Ecolab, Inc. 3.25%, 1/14/2023	3,636	3,804

International Flavors & Fragrances, Inc.

4.45%, 9/26/2028	3,786	4,378

5.00%, 9/26/2048	4,346	5,543

LYB International Finance BV 4.88%, 3/15/2044	3,223	3,861

LYB International Finance III LLC

2.25%, 10/1/2030	4,336	4,308

4.20%, 10/15/2049	4,468	4,931

Nutrien Ltd. (Canada)

4.13%, 3/15/2035	6,522	7,426

5.25%, 1/15/2045	4,962	6,471

5.00%, 4/1/2049	4,150	5,376

Nutrition & Biosciences, Inc.

1.83%, 10/15/2027 (a)	5,430	5,455

2.30%, 11/1/2030 (a)	2,630	2,640

3.27%, 11/15/2040 (a)	7,650	7,882

3.47%, 12/1/2050 (a)	13,375	13,658

Sherwin-Williams Co. (The) 3.13%, 6/1/2024	2,788	3,000

Union Carbide Corp. 7.75%, 10/1/2096	5,919	9,252

		117,138

Commercial Services & Supplies — 0.1%

Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	3,765

Republic Services, Inc. 1.45%, 2/15/2031	14,940	14,046

		17,811

Construction & Engineering — 0.0% (b)

Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (a)	1,048	980

Construction Materials — 0.1%

CRH America, Inc. (Ireland)

3.88%, 5/18/2025 (a)	2,811	3,106

5.13%, 5/18/2045 (a)	6,052	7,719

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	5,785	6,418

		17,243

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — 1.4%

AerCap Ireland Capital DAC (Ireland)

5.00%, 10/1/2021	5,000	5,125

4.45%, 12/16/2021	19,683	20,200

3.95%, 2/1/2022	3,505	3,599

3.50%, 5/26/2022	3,050	3,141

3.30%, 1/23/2023	3,849	4,002

4.13%, 7/3/2023	17,040	18,125

4.50%, 9/15/2023	31,000	33,474

4.88%, 1/16/2024	4,135	4,513

3.15%, 2/15/2024	24,115	25,323

3.50%, 1/15/2025	844	893

6.50%, 7/15/2025	18,024	21,130

4.45%, 10/1/2025	4,342	4,749

1.75%, 1/30/2026	8,311	8,125

4.45%, 4/3/2026	5,633	6,159

American Express Co. 3.40%, 2/27/2023	4,100	4,336

American Honda Finance Corp.

2.90%, 2/16/2024	5,285	5,654

2.30%, 9/9/2026	1,185	1,257

Avolon Holdings Funding Ltd. (Ireland)

3.63%, 5/1/2022 (a)	1,245	1,268

5.50%, 1/15/2023 (a)	27,059	28,736

5.13%, 10/1/2023 (a)	27,150	29,116

5.25%, 5/15/2024 (a)	3,155	3,435

3.95%, 7/1/2024 (a)	21,115	22,112

2.88%, 2/15/2025 (a)	15,599	15,692

5.50%, 1/15/2026 (a)	19,000	21,027

2.13%, 2/21/2026 (a)	13,095	12,625

4.25%, 4/15/2026 (a)	9,415	9,951

4.38%, 5/1/2026 (a)	5,010	5,315

Capital One Financial Corp.

3.75%, 4/24/2024	5,797	6,304

3.20%, 2/5/2025	6,093	6,561

4.20%, 10/29/2025	3,000	3,366

3.75%, 7/28/2026	7,424	8,182

Caterpillar Financial Services Corp.

3.25%, 12/1/2024	2,070	2,270

2.40%, 8/9/2026	5,040	5,345

General Motors Financial Co., Inc.

1.25%, 1/8/2026	10,460	10,342

2.35%, 1/8/2031	20,744	20,189

HSBC Finance Corp. 7.63%, 5/17/2032	9,000	11,204

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

John Deere Capital Corp. 2.25%, 9/14/2026	10,305	10,945

Park Aerospace Holdings Ltd. (Ireland)

5.25%, 8/15/2022 (a)	52,772	55,169

4.50%, 3/15/2023 (a)	12,100	12,654

5.50%, 2/15/2024 (a)	20,164	21,948

		493,561

Containers & Packaging — 0.1%

International Paper Co. 8.70%, 6/15/2038	2,650	4,318

WRKCo, Inc.

3.00%, 9/15/2024	920	985

3.75%, 3/15/2025	7,570	8,337

3.90%, 6/1/2028	2,870	3,246

		16,886

Diversified Consumer Services — 0.1%

Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	10,340

Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	9,988

University of Southern California Series A, 3.23%, 10/1/2120	9,370	8,933

		29,261

Diversified Financial Services — 0.5%

CK Hutchison International 16 Ltd. (United Kingdom)

1.88%, 10/3/2021 (a)	4,160	4,192

2.75%, 10/3/2026 (a)	6,500	6,939

CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	9,685	10,678

GE Capital Funding LLC 4.40%, 5/15/2030 (a)	7,480	8,585

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	52,907	60,422

GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	11,667	12,500

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	3,907	4,078

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)

2.65%, 9/19/2022 (a)	4,255	4,375

3.56%, 2/28/2024 (a)	8,350	8,952

National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	2,585	2,756

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Financial Services — continued

ORIX Corp. (Japan)

2.90%, 7/18/2022	3,775	3,900

3.70%, 7/18/2027	4,000	4,517

Private Export Funding Corp.

Series EE, 2.80%, 5/15/2022	10,700	11,019

Series KK, 3.55%, 1/15/2024	12,505	13,583

Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	9,000	10,585

Siemens Financieringsmaatschappij NV (Germany)

3.13%, 3/16/2024 (a)	3,440	3,703

2.35%, 10/15/2026 (a)	6,000	6,375

4.40%, 5/27/2045 (a)	3,421	4,224

3.30%, 9/15/2046 (a)	3,050	3,244

		184,627

Diversified Telecommunication Services — 0.9%

AT&T, Inc.

1.65%, 2/1/2028	14,000	13,757

4.30%, 2/15/2030	5,765	6,611

2.25%, 2/1/2032	26,520	25,463

4.50%, 5/15/2035	5,845	6,731

3.50%, 6/1/2041	35,836	36,007

3.10%, 2/1/2043	39,310	36,904

3.50%, 9/15/2053 (a)	16,997	15,592

3.55%, 9/15/2055 (a)	19,527	17,929

3.80%, 12/1/2057 (a)	4,454	4,234

Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	4,657	4,899

Deutsche Telekom International Finance BV (Germany)

3.60%, 1/19/2027 (a)	4,724	5,279

4.88%, 3/6/2042 (a)	2,087	2,619

Qwest Corp. 6.75%, 12/1/2021	7,308	7,591

Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	5,130	5,878

Verizon Communications, Inc.

2.63%, 8/15/2026	1,771	1,890

4.13%, 3/16/2027	6,080	7,010

4.33%, 9/21/2028	11,983	13,944

3.88%, 2/8/2029	2,840	3,237

4.50%, 8/10/2033	12,088	14,417

4.40%, 11/1/2034	27,768	32,941

4.27%, 1/15/2036	14,663	17,068

2.65%, 11/20/2040	17,316	16,182

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

4.86%, 8/21/2046	16,339	20,158

4.67%, 3/15/2055	6,685	8,112

2.99%, 10/30/2056 (a)	3,311	2,984

		327,437

Electric Utilities — 1.6%

AEP Transmission Co. LLC

3.80%, 6/15/2049	3,615	4,101

3.15%, 9/15/2049	2,680	2,726

Alabama Power Co.

6.13%, 5/15/2038	1,904	2,702

6.00%, 3/1/2039	769	1,083

4.10%, 1/15/2042	923	1,045

Appalachian Power Co.

Series P, 6.70%, 8/15/2037	3,740	5,249

Series Y, 4.50%, 3/1/2049	3,395	4,104

Arizona Public Service Co. 5.05%, 9/1/2041	3,036	3,918

Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (a)	1,500	1,701

Baltimore Gas and Electric Co.

3.50%, 8/15/2046	3,755	4,016

3.20%, 9/15/2049	8,020	8,210

2.90%, 6/15/2050	7,770	7,500

CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	1,248

China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	10,625	11,588

Cleveland Electric Illuminating Co. (The)

3.50%, 4/1/2028 (a)	3,890	4,062

5.95%, 12/15/2036	840	1,066

Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (a)	4,791	4,836

Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	4,017

DTE Electric Co. 2.65%, 6/15/2022	1,687	1,726

Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,228	1,458

Duke Energy Corp.

2.65%, 9/1/2026	1,382	1,469

3.40%, 6/15/2029	3,657	4,021

Duke Energy Indiana LLC

3.75%, 5/15/2046	4,500	4,924

Series YYY, 3.25%, 10/1/2049	6,895	7,078

Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	3,597

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Duke Energy Progress LLC

4.10%, 5/15/2042	1,886	2,214

4.10%, 3/15/2043	1,569	1,825

4.15%, 12/1/2044	2,258	2,671

3.70%, 10/15/2046	1,616	1,806

Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	8,002	8,816

Edison International

5.75%, 6/15/2027	6,000	7,066

4.13%, 3/15/2028	14,875	16,233

Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	11,155

Enel Finance International NV (Italy)

4.63%, 9/14/2025 (a)	3,310	3,787

3.63%, 5/25/2027 (a)	4,590	5,104

3.50%, 4/6/2028 (a)	4,500	4,954

6.00%, 10/7/2039 (a)	897	1,243

Entergy Arkansas LLC

3.50%, 4/1/2026	2,631	2,915

2.65%, 6/15/2051	8,425	7,820

Entergy Corp. 2.95%, 9/1/2026	2,469	2,648

Entergy Louisiana LLC

2.40%, 10/1/2026	4,979	5,287

3.25%, 4/1/2028	1,551	1,700

3.05%, 6/1/2031	4,606	5,015

4.00%, 3/15/2033	3,430	4,070

Evergy Metro, Inc.

3.15%, 3/15/2023	3,255	3,415

5.30%, 10/1/2041	8,968	11,617

Evergy, Inc. 2.90%, 9/15/2029	14,800	15,694

Exelon Corp.

3.50%, 6/1/2022	5,000	5,181

3.40%, 4/15/2026	1,177	1,298

FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	830	936

Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	13,407

Hydro-Quebec (Canada)

Series HY, 8.40%, 1/15/2022	7,174	7,661

Series IO, 8.05%, 7/7/2024	2,642	3,276

Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	8,609	9,023

ITC Holdings Corp.

2.70%, 11/15/2022	900	933

2.95%, 5/14/2030 (a)	6,820	7,196

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Jersey Central Power & Light Co.

4.30%, 1/15/2026 (a)	6,154	6,805

6.15%, 6/1/2037	1,740	2,176

John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	3,647	4,425

Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	2,759	3,017

Massachusetts Electric Co. 4.00%, 8/15/2046 (a)	4,957	5,642

Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	4,530	4,974

Nevada Power Co.

Series N, 6.65%, 4/1/2036	700	1,017

5.38%, 9/15/2040	1,287	1,650

5.45%, 5/15/2041	3,354	4,392

New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	3,024	3,289

NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	2,239	2,513

Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	3,051	3,327

NRG Energy, Inc.

2.00%, 12/2/2025 (a)	11,855	11,954

2.45%, 12/2/2027 (a)	13,055	13,194

Ohio Edison Co. 6.88%, 7/15/2036	780	1,044

Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	1,076	1,371

Pacific Gas and Electric Co.

(ICE LIBOR USD 3 Month + 1.38%), 1.57%, 11/15/2021 (c)	25,975	26,039

1.75%, 6/16/2022	35,970	36,066

3.45%, 7/1/2025	8,635	9,278

2.95%, 3/1/2026	5,955	6,244

4.45%, 4/15/2042	3,200	3,320

3.75%, 8/15/2042 (g)	2,882	2,757

4.30%, 3/15/2045	4,900	4,992

4.00%, 12/1/2046	5,000	4,860

3.95%, 12/1/2047	5,000	4,845

PacifiCorp

3.60%, 4/1/2024	2,765	3,000

4.15%, 2/15/2050	2,300	2,725

PECO Energy Co. 2.80%, 6/15/2050	6,430	6,231

Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	1,570	1,632

Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,959

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,714

PPL Capital Funding, Inc. 4.00%, 9/15/2047	2,148	2,336

PPL Electric Utilities Corp.

2.50%, 9/1/2022	1,543	1,584

3.00%, 10/1/2049	10,000	9,845

Progress Energy, Inc.

3.15%, 4/1/2022	3,380	3,457

7.00%, 10/30/2031	2,600	3,603

Public Service Co. of Colorado 3.55%, 6/15/2046	1,175	1,251

Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	3,901	5,442

Public Service Electric and Gas Co.

3.00%, 5/15/2025	6,334	6,833

5.38%, 11/1/2039	1,021	1,376

SCE Recovery Funding LLC

Series A-2, 1.94%, 5/15/2038	9,380	9,273

Series A-3, 2.51%, 11/15/2043	7,950	7,847

Southern California Edison Co.

3.88%, 6/1/2021	886	894

1.85%, 2/1/2022	351	351

Series C, 3.50%, 10/1/2023	2,854	3,055

Series B, 3.65%, 3/1/2028	4,300	4,759

6.00%, 1/15/2034	895	1,201

6.05%, 3/15/2039	2,197	2,934

3.90%, 12/1/2041	3,408	3,521

Series C, 4.13%, 3/1/2048	1,800	1,979

Series 20A, 2.95%, 2/1/2051	3,000	2,748

Southern Co. (The) 3.25%, 7/1/2026	3,108	3,381

Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	3,268

State Grid Overseas Investment 2016 Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,121

Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	7,678

Union Electric Co.

2.95%, 6/15/2027	2,862	3,112

4.00%, 4/1/2048	1,600	1,876

Virginia Electric and Power Co.

3.45%, 2/15/2024	1,280	1,377

Series A, 6.00%, 5/15/2037	2,100	2,926

Xcel Energy, Inc. 4.80%, 9/15/2041	829	1,007

		563,898

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electrical Equipment — 0.0% (b)

Eaton Corp.

7.63%, 4/1/2024	1,794	2,100

4.00%, 11/2/2032	1,247	1,464

		3,564

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.50%, 3/1/2023	1,595	1,702

3.25%, 9/8/2024	3,162	3,396

3.88%, 1/12/2028	3,541	3,936

Corning, Inc. 5.35%, 11/15/2048	6,270	8,309

		17,343

Energy Equipment & Services — 0.2%

Baker Hughes a GE Co. LLC 4.49%, 5/1/2030	10,000	11,764

Baker Hughes Holdings LLC 5.13%, 9/15/2040	3,910	4,950

Halliburton Co.

3.80%, 11/15/2025	177	197

4.85%, 11/15/2035	3,583	4,136

4.75%, 8/1/2043	2,375	2,650

7.60%, 8/15/2096 (a)	2,242	2,647

Schlumberger Holdings Corp.

3.75%, 5/1/2024 (a)	3,461	3,751

4.00%, 12/21/2025 (a)	48	54

3.90%, 5/17/2028 (a)	7,052	7,890

Schlumberger Investment SA 2.65%, 6/26/2030	14,600	15,182

		53,221

Entertainment — 0.1%

NBCUniversal Media LLC 5.95%, 4/1/2041	4,575	6,564

TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	1,190	1,182

Walt Disney Co. (The)

8.88%, 4/26/2023	942	1,107

9.50%, 7/15/2024	1,525	1,963

7.30%, 4/30/2028	3,946	5,329

7.63%, 11/30/2028	2,690	3,754

		19,899

Equity Real Estate Investment Trusts (REITs) — 1.4%

Alexandria Real Estate Equities, Inc.

3.80%, 4/15/2026	2,199	2,467

1.88%, 2/1/2033	12,120	11,424

4.00%, 2/1/2050	9,430	10,579

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

American Campus Communities Operating Partnership LP

2.85%, 2/1/2030	15,779	16,312

3.88%, 1/30/2031	7,970	8,836

American Tower Corp.

5.00%, 2/15/2024	4,305	4,831

3.38%, 10/15/2026	4,378	4,782

1.50%, 1/31/2028	10,510	10,281

2.90%, 1/15/2030	12,600	13,233

2.10%, 6/15/2030	8,940	8,767

1.88%, 10/15/2030	19,410	18,602

3.70%, 10/15/2049	9,970	10,461

2.95%, 1/15/2051	10,415	9,581

Boston Properties LP

3.13%, 9/1/2023	3,155	3,336

3.20%, 1/15/2025	4,331	4,656

3.65%, 2/1/2026	3,157	3,508

Brixmor Operating Partnership LP

3.65%, 6/15/2024	2,740	2,965

3.85%, 2/1/2025	6,613	7,197

Crown Castle International Corp.

5.25%, 1/15/2023	2,900	3,146

4.00%, 3/1/2027	2,066	2,328

Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,818

Duke Realty LP 3.25%, 6/30/2026	1,814	1,991

Equinix, Inc. 2.90%, 11/18/2026	20,442	21,950

Essex Portfolio LP 1.65%, 1/15/2031	8,950	8,389

GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (a)	7,843	8,549

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	5,157	5,592

Healthcare Trust of America Holdings LP

3.75%, 7/1/2027	2,080	2,351

3.10%, 2/15/2030	9,814	10,403

2.00%, 3/15/2031	8,000	7,722

Healthpeak Properties, Inc. 3.40%, 2/1/2025	2,651	2,873

Kimco Realty Corp. 2.70%, 10/1/2030	1,505	1,547

LifeStorage LP 3.50%, 7/1/2026	8,937	9,877

Mid-America Apartments LP

4.00%, 11/15/2025	8,830	9,862

1.70%, 2/15/2031	5,500	5,269

National Retail Properties, Inc.

4.00%, 11/15/2025	5,043	5,598

3.60%, 12/15/2026	5,527	6,082

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

Office Properties Income Trust

4.00%, 7/15/2022	7,083	7,276

4.25%, 5/15/2024	11,000	11,626

Prologis LP

3.25%, 10/1/2026	3,830	4,248

1.25%, 10/15/2030	6,790	6,400

Realty Income Corp.

3.88%, 4/15/2025	6,245	6,928

3.00%, 1/15/2027	2,243	2,435

3.25%, 1/15/2031	4,000	4,351

1.80%, 3/15/2033	2,865	2,721

4.65%, 3/15/2047	3,757	4,795

Regency Centers LP

4.13%, 3/15/2028	1,755	1,961

2.95%, 9/15/2029	10,600	11,135

Scentre Group Trust 1 (Australia)

3.50%, 2/12/2025 (a)	9,910	10,599

3.25%, 10/28/2025 (a)	5,595	5,962

Scentre Group Trust 2 (Australia)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (c)	17,060	17,767

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.69%), 5.12%, 9/24/2080 (a) (c)	10,425	10,906

Simon Property Group LP 3.25%, 9/13/2049	12,865	12,351

SITE Centers Corp. 4.70%, 6/1/2027	4,651	5,142

UDR, Inc.

2.95%, 9/1/2026	3,831	4,124

3.50%, 1/15/2028	1,354	1,480

3.00%, 8/15/2031	4,750	5,005

2.10%, 8/1/2032	5,520	5,365

3.10%, 11/1/2034	6,440	6,830

Ventas Realty LP

3.75%, 5/1/2024	4,032	4,373

3.50%, 2/1/2025	1,929	2,094

4.13%, 1/15/2026	2,746	3,107

3.85%, 4/1/2027	4,308	4,810

Vornado Realty LP 3.50%, 1/15/2025	4,810	5,107

Welltower, Inc.

2.70%, 2/15/2027	5,199	5,572

3.10%, 1/15/2030	2,920	3,086

6.50%, 3/15/2041	5,460	7,402

4.95%, 9/1/2048	5,000	6,159

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

WP Carey, Inc.

4.00%, 2/1/2025	5,300	5,819

4.25%, 10/1/2026	4,970	5,644

2.25%, 4/1/2033	12,000	11,684

		482,429

Food & Staples Retailing — 0.3%

7-Eleven, Inc.

1.30%, 2/10/2028 (a)	9,074	8,841

2.50%, 2/10/2041 (a)	9,243	8,526

Alimentation Couche-Tard, Inc. (Canada)

2.95%, 1/25/2030 (a)	7,435	7,822

3.80%, 1/25/2050 (a)	19,200	20,586

CVS Pass-Through Trust

7.51%, 1/10/2032 (a)	4,967	6,268

5.93%, 1/10/2034 (a)	4,753	5,563

Series 2013, 4.70%, 1/10/2036 (a)	9,281	10,327

Series 2014, 4.16%, 8/11/2036 (a)	1,217	1,313

Kroger Co. (The)

5.40%, 7/15/2040	829	1,090

5.00%, 4/15/2042	9,000	11,368

3.95%, 1/15/2050	11,000	12,209

		93,913

Food Products — 0.3%

Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	7,880	7,973

Campbell Soup Co. 3.13%, 4/24/2050	4,828	4,626

Cargill, Inc. 3.25%, 3/1/2023 (a)	1,990	2,106

Conagra Brands, Inc.

5.30%, 11/1/2038	3,420	4,348

5.40%, 11/1/2048	4,035	5,326

General Mills, Inc.

4.00%, 4/17/2025	6,475	7,218

3.00%, 2/1/2051 (a)	1,975	1,913

Kellogg Co. 2.10%, 6/1/2030	5,280	5,285

Mars, Inc.

1.63%, 7/16/2032 (a)	8,000	7,606

2.38%, 7/16/2040 (a)	17,060	16,250

Mead Johnson Nutrition Co. (United Kingdom)

4.13%, 11/15/2025	993	1,122

4.60%, 6/1/2044	955	1,197

Mondelez International, Inc. 1.50%, 5/4/2025	5,650	5,757

Tyson Foods, Inc.

4.88%, 8/15/2034	5,000	6,315

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food Products — continued

5.15%, 8/15/2044	3,000	3,891

4.55%, 6/2/2047	6,550	8,032

Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	4,100	4,492

		93,457

Gas Utilities — 0.2%

Atmos Energy Corp.

4.15%, 1/15/2043	7,215	8,389

4.13%, 10/15/2044	1,750	2,035

4.13%, 3/15/2049	6,000	7,030

Boston Gas Co. 4.49%, 2/15/2042 (a)	2,201	2,617

Brooklyn Union Gas Co. (The)

3.87%, 3/4/2029 (a)	5,620	6,331

4.27%, 3/15/2048 (a)	6,500	7,691

Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	4,476	4,765

KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	4,242	4,526

Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (a)	4,862	4,894

Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	1,700	1,890

Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	7,438

Southern Natural Gas Co. LLC

8.00%, 3/1/2032	2,103	2,934

4.80%, 3/15/2047 (a)	2,649	3,009

Southwest Gas Corp. 3.80%, 9/29/2046	3,595	3,871

		67,420

Health Care Equipment & Supplies — 0.1%

Becton Dickinson and Co.

3.73%, 12/15/2024	710	781

4.67%, 6/6/2047	6,000	7,429

Boston Scientific Corp.

4.00%, 3/1/2029	8,505	9,678

4.55%, 3/1/2039	10,225	12,419

4.70%, 3/1/2049	4,695	5,912

DH Europe Finance II SARL

3.25%, 11/15/2039	7,065	7,523

3.40%, 11/15/2049	3,315	3,523

Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	2,694	2,856

		50,121

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — 1.5%

Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	9,700	9,798

Aetna, Inc.

6.75%, 12/15/2037	2,959	4,341

4.50%, 5/15/2042	1,777	2,081

Anthem, Inc.

3.13%, 5/15/2022	4,004	4,137

3.30%, 1/15/2023	2,354	2,475

4.10%, 3/1/2028	5,485	6,324

4.63%, 5/15/2042	3,477	4,307

4.65%, 1/15/2043	3,394	4,189

4.65%, 8/15/2044	4,149	5,108

Banner Health 1.90%, 1/1/2031	13,950	13,833

BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	11,166

Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	17,950	19,768

Children’s Hospital Series 2020, 2.93%, 7/15/2050	11,530	11,093

Cigna Corp. 4.80%, 7/15/2046	1,904	2,364

CommonSpirit Health

1.55%, 10/1/2025	6,210	6,285

2.78%, 10/1/2030	6,205	6,465

4.19%, 10/1/2049	5,540	6,146

3.91%, 10/1/2050	6,600	6,966

Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	11,016

CVS Health Corp.

4.30%, 3/25/2028	5,467	6,293

3.25%, 8/15/2029	13,755	14,937

1.88%, 2/28/2031	20,956	20,254

4.88%, 7/20/2035	3,500	4,327

2.70%, 8/21/2040	7,500	7,121

5.05%, 3/25/2048	23,852	30,124

Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	10,817

Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	24,134

HCA, Inc.

5.25%, 6/15/2026	27,070	31,657

5.13%, 6/15/2039	4,805	5,933

5.50%, 6/15/2047	9,870	12,612

Laboratory Corp. of America Holdings 3.20%, 2/1/2022	3,409	3,497

Mass General Brigham, Inc. Series 2020, 3.34%, 7/1/2060	36,282	37,722

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	3,772

MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	7,858

Memorial Health Services 3.45%, 11/1/2049	25,595	27,309

Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	4,244

MidMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	5,606

Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	2,747	2,990

MultiCare Health System 2.80%, 8/15/2050	7,935	7,513

NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	9,170	9,130

Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	3,172

Quest Diagnostics, Inc.

3.45%, 6/1/2026	1,684	1,861

2.80%, 6/30/2031	7,025	7,396

Rush Obligated Group Series 2020, 3.92%, 11/15/2029	17,950	20,558

Texas Health Resources

2.33%, 11/15/2050	6,717	5,978

4.33%, 11/15/2055	4,275	5,377

Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	21,622

UnitedHealth Group, Inc.

4.63%, 7/15/2035	6,229	7,861

3.50%, 8/15/2039	8,210	9,077

2.75%, 5/15/2040	4,800	4,821

Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	12,470	12,330

		515,765

Hotels, Restaurants & Leisure — 0.1%

McDonald’s Corp.

4.70%, 12/9/2035	6,540	8,049

4.45%, 3/1/2047	3,210	3,863

Starbucks Corp. 2.55%, 11/15/2030	12,380	12,835

		24,747

Household Durables — 0.0% (b)

Lennar Corp. 4.50%, 4/30/2024	6,800	7,452

Household Products — 0.0% (b)

Kimberly-Clark Corp. 2.75%, 2/15/2026	2,842	3,084

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Products — continued

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	9,000	9,229

		12,313

Independent Power and Renewable Electricity Producers — 0.2%

Alexander Funding Trust 1.84%, 11/15/2023 (a)	19,220	19,538

Exelon Generation Co. LLC

3.40%, 3/15/2022	7,048	7,245

3.25%, 6/1/2025	11,035	11,842

6.25%, 10/1/2039	1,985	2,365

5.75%, 10/1/2041	1,665	1,892

PSEG Power LLC 4.15%, 9/15/2021	2,879	2,911

Southern Power Co. 5.15%, 9/15/2041	7,079	8,494

Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	3,222	3,506

		57,793

Industrial Conglomerates — 0.2%

General Electric Co.

5.55%, 1/5/2026	10,701	12,757

3.63%, 5/1/2030	13,445	14,671

5.88%, 1/14/2038	720	945

Roper Technologies, Inc.

1.40%, 9/15/2027	14,890	14,734

2.00%, 6/30/2030	9,380	9,232

		52,339

Insurance — 1.0%

AIA Group Ltd. (Hong Kong)

3.90%, 4/6/2028 (a)	7,190	7,958

3.60%, 4/9/2029 (a)	5,835	6,397

3.20%, 9/16/2040 (a)	7,535	7,450

AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	8,295	11,895

American Financial Group, Inc. 3.50%, 8/15/2026	8,175	8,959

American International Group, Inc.

3.88%, 1/15/2035	3,407	3,893

4.70%, 7/10/2035	7,065	8,711

4.38%, 1/15/2055	6,799	8,013

Assurant, Inc. 4.20%, 9/27/2023	8,065	8,770

Athene Global Funding

0.95%, 1/8/2024 (a)	16,590	16,622

2.75%, 6/25/2024 (a)	19,000	20,111

1.45%, 1/8/2026 (a)	13,850	13,791

2.95%, 11/12/2026 (a)	37,440	39,840

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Insurance — continued

Berkshire Hathaway Finance Corp.

4.40%, 5/15/2042	13,241	16,412

4.30%, 5/15/2043	2,795	3,444

4.25%, 1/15/2049	8,780	10,644

CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,877

Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (e) (f)	9,929	10,736

Guardian Life Insurance Co. of America (The)

3.70%, 1/22/2070 (a)	6,450	6,656

4.85%, 1/24/2077 (a)	1,663	2,083

Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	8,797

Intact US Holdings, Inc. 4.60%, 11/9/2022	8,660	9,195

Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	4,774	5,187

John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	1,000	1,180

Liberty Mutual Group, Inc.

4.57%, 2/1/2029 (a)	3,049	3,609

3.95%, 10/15/2050 (a)	6,000	6,589

Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	1,350	1,653

Lincoln National Corp. 4.00%, 9/1/2023	2,753	2,988

Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (c)	11,200	12,326

MetLife, Inc. 4.13%, 8/13/2042	2,027	2,431

New York Life Global Funding 3.00%, 1/10/2028 (a)	4,854	5,270

New York Life Insurance Co.

3.75%, 5/15/2050 (a)	9,600	10,670

4.45%, 5/15/2069 (a)	11,250	13,982

Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	3,766	4,256

Principal Financial Group, Inc. 3.13%, 5/15/2023	794	839

Principal Life Global Funding II 2.38%, 11/21/2021 (a)	1,200	1,217

Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (c) (e) (f)	5,240	5,463

Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	10,528

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	10,349	13,324

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	2,595	2,800

Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	7,600	8,710

Teachers Insurance & Annuity Association of America

4.90%, 9/15/2044 (a)	3,653	4,683

4.27%, 5/15/2047 (a)	5,480	6,421

		357,380

Internet & Direct Marketing Retail — 0.0% (b)

Amazon.com, Inc. 3.88%, 8/22/2037	9,440	11,162

Booking Holdings, Inc. 2.75%, 3/15/2023	1,923	2,007

		13,169

IT Services — 0.1%

DXC Technology Co. 4.25%, 4/15/2024	3,566	3,879

Fiserv, Inc.

3.20%, 7/1/2026	6,035	6,569

4.40%, 7/1/2049	5,835	6,961

International Business Machines Corp.

1.70%, 5/15/2027	4,136	4,193

2.85%, 5/15/2040	13,650	13,610

Western Union Co. (The) 3.60%, 3/15/2022	9,000	9,265

		44,477

Life Sciences Tools & Services — 0.0% (b)

Thermo Fisher Scientific, Inc. 2.95%, 9/19/2026	3,564	3,874

Machinery — 0.1%

nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	7,187

Parker-Hannifin Corp.

4.45%, 11/21/2044	3,759	4,583

4.10%, 3/1/2047	2,527	2,971

Xylem, Inc.

3.25%, 11/1/2026	1,420	1,566

2.25%, 1/30/2031	7,315	7,415

		23,722

Media — 1.0%

Charter Communications Operating LLC

3.75%, 2/15/2028	10,285	11,276

6.38%, 10/23/2035	4,374	5,806

5.38%, 4/1/2038	4,923	5,893

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

3.50%, 6/1/2041	12,020	11,623

4.80%, 3/1/2050	13,160	14,472

3.70%, 4/1/2051	19,270	18,328

Comcast Cable Holdings LLC 10.13%, 4/15/2022	1,614	1,783

Comcast Corp.

3.60%, 3/1/2024	4,708	5,143

3.38%, 8/15/2025	2,773	3,043

3.95%, 10/15/2025	9,556	10,761

3.15%, 3/1/2026	10,162	11,121

3.55%, 5/1/2028	6,115	6,834

1.95%, 1/15/2031	10,535	10,372

1.50%, 2/15/2031	22,250	21,052

4.25%, 1/15/2033	16,564	19,848

4.20%, 8/15/2034	3,361	3,974

4.60%, 10/15/2038	11,580	14,425

3.25%, 11/1/2039	19,265	20,514

3.75%, 4/1/2040	8,535	9,634

4.00%, 11/1/2049	5,553	6,388

3.45%, 2/1/2050	6,894	7,304

4.05%, 11/1/2052	2,600	2,992

4.95%, 10/15/2058	7,685	10,447

2.65%, 8/15/2062	8,705	7,684

Cox Communications, Inc.

3.35%, 9/15/2026 (a)	3,046	3,335

1.80%, 10/1/2030 (a)	14,882	14,229

2.95%, 10/1/2050 (a)	8,375	7,728

Discovery Communications LLC

5.20%, 9/20/2047	11,160	13,743

4.00%, 9/15/2055 (a)	6,989	7,158

Fox Corp. 5.58%, 1/25/2049	1,455	1,915

Grupo Televisa SAB (Mexico)

4.63%, 1/30/2026	1,494	1,673

6.13%, 1/31/2046	1,332	1,728

Sky Ltd. (United Kingdom) 3.75%, 9/16/2024 (a)	1,654	1,829

TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,605

Time Warner Cable LLC

6.55%, 5/1/2037	2,327	3,166

7.30%, 7/1/2038	2,197	3,140

6.75%, 6/15/2039	1,794	2,474

5.88%, 11/15/2040	7,325	9,326

5.50%, 9/1/2041	6,940	8,494

Time Warner Entertainment Co. LP 8.38%, 7/15/2033	3,041	4,539

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

ViacomCBS, Inc.

3.70%, 8/15/2024	5,275	5,755

4.00%, 1/15/2026	4,293	4,805

4.38%, 3/15/2043	6,243	7,059

5.85%, 9/1/2043	4,432	5,879

4.90%, 8/15/2044	2,004	2,386

		352,683

Metals & Mining — 0.4%

Anglo American Capital plc (South Africa)

3.63%, 9/11/2024 (a)	3,283	3,582

2.63%, 9/10/2030 (a)	16,670	16,907

3.95%, 9/10/2050 (a)	5,858	6,330

Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	2,443

Glencore Finance Canada Ltd. (Switzerland) 4.95%, 11/15/2021 (a)	11,879	12,249

Glencore Funding LLC (Australia)

4.13%, 5/30/2023 (a)	4,240	4,559

4.63%, 4/29/2024 (a)	1,967	2,185

1.63%, 9/1/2025 (a)	30,340	30,746

2.50%, 9/1/2030 (a)	26,105	25,849

Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (a)	5,845	6,307

Nucor Corp. 2.98%, 12/15/2055 (a)	4,465	4,265

Steel Dynamics, Inc.

2.80%, 12/15/2024	9,805	10,499

3.25%, 10/15/2050	3,519	3,419

Teck Resources Ltd. (Canada) 3.90%, 7/15/2030	9,680	10,517

Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	9,335	9,886

		149,743

Multiline Retail — 0.1%

Dollar General Corp. 4.13%, 5/1/2028	5,750	6,686

Kohl’s Corp. 9.50%, 5/15/2025	9,700	12,527

		19,213

Multi-Utilities — 0.3%

CMS Energy Corp.

3.88%, 3/1/2024	4,360	4,723

3.00%, 5/15/2026	3,458	3,744

2.95%, 2/15/2027	2,426	2,600

3.45%, 8/15/2027	1,250	1,400

Consolidated Edison Co. of New York, Inc.

5.70%, 6/15/2040	2,760	3,709

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Multi-Utilities — continued

Series 2017, 3.88%, 6/15/2047	3,355	3,684

4.50%, 5/15/2058	1,724	2,094

Consumers Energy Co. 3.25%, 8/15/2046	2,150	2,259

Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,640

Dominion Energy, Inc.

Series B, 2.75%, 1/15/2022	3,973	4,049

Series D, 2.85%, 8/15/2026	1,927	2,081

Series F, 5.25%, 8/1/2033	5,067	6,447

7.00%, 6/15/2038	1,076	1,593

Series C, 4.90%, 8/1/2041	1,840	2,301

New York State Electric & Gas Corp. 3.25%, 12/1/2026 (a)	2,326	2,555

NiSource, Inc.

2.95%, 9/1/2029	7,940	8,406

5.80%, 2/1/2042	6,726	8,749

Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,540	14,656

San Diego Gas & Electric Co.

6.00%, 6/1/2026	1,852	2,261

Series FFF, 6.13%, 9/15/2037	973	1,286

3.95%, 11/15/2041	2,690	3,027

Sempra Energy 4.05%, 12/1/2023	2,348	2,551

Southern Co. Gas Capital Corp.

3.50%, 9/15/2021	4,609	4,651

2.45%, 10/1/2023	1,889	1,978

3.25%, 6/15/2026	1,690	1,854

5.88%, 3/15/2041	10,518	14,476

4.40%, 6/1/2043	1,392	1,585

3.95%, 10/1/2046	2,136	2,326

WEC Energy Group, Inc. 3.55%, 6/15/2025	5,885	6,454

		119,139

Oil, Gas & Consumable Fuels — 2.9%

ANR Pipeline Co. 9.63%, 11/1/2021	2,933	3,112

APT Pipelines Ltd. (Australia)

4.20%, 3/23/2025 (a)	2,000	2,204

4.25%, 7/15/2027 (a)	7,325	8,279

BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (a)	5,781	7,191

Boardwalk Pipelines LP

4.45%, 7/15/2027	3,425	3,862

4.80%, 5/3/2029	6,595	7,492

BP Capital Markets America, Inc.

3.25%, 5/6/2022	2,273	2,351

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

3.41%, 2/11/2026	8,485	9,321

3.02%, 1/16/2027	10,588	11,401

1.75%, 8/10/2030	10,495	10,128

2.94%, 6/4/2051	25,080	22,923

BP Capital Markets plc (United Kingdom)

3.51%, 3/17/2025	4,509	4,951

3.28%, 9/19/2027	11,924	13,092

Buckeye Partners LP

5.85%, 11/15/2043	11,805	11,842

5.60%, 10/15/2044	6,000	5,880

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025	3,650	4,206

5.13%, 6/30/2027	7,481	8,733

3.70%, 11/15/2029	14,530	15,720

Chevron Corp. 2.24%, 5/11/2030	11,600	11,869

Chevron USA, Inc.

8.00%, 4/1/2027	1,300	1,757

6.00%, 3/1/2041	5,910	8,408

5.25%, 11/15/2043	4,720	6,368

5.05%, 11/15/2044	4,075	5,371

ConocoPhillips 3.75%, 10/1/2027 (a)	5,000	5,639

Devon Energy Corp. 5.60%, 7/15/2041	6,575	8,022

Diamondback Energy, Inc.

4.75%, 5/31/2025	27,227	30,678

3.25%, 12/1/2026	7,894	8,389

Ecopetrol SA (Colombia)

5.88%, 9/18/2023	2,575	2,855

4.13%, 1/16/2025	3,333	3,569

5.38%, 6/26/2026	5,409	6,064

Enable Midstream Partners LP

4.40%, 3/15/2027	2,695	2,947

4.95%, 5/15/2028	4,315	4,840

Energy Transfer Operating LP

4.75%, 1/15/2026	6,380	7,135

7.50%, 7/1/2038	2,695	3,642

6.05%, 6/1/2041	4,475	5,203

5.95%, 10/1/2043	3,950	4,488

6.25%, 4/15/2049	5,655	6,762

5.00%, 5/15/2050	16,280	17,238

Eni SpA (Italy)

Series X-R, 4.00%, 9/12/2023 (a)	3,145	3,403

5.70%, 10/1/2040 (a)	4,843	5,943

Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	5,310

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

EnLink Midstream Partners LP 4.15%, 6/1/2025	7,000	6,948

Enterprise Products Operating LLC

3.90%, 2/15/2024	2,687	2,923

3.70%, 2/15/2026	3,040	3,373

3.95%, 2/15/2027	2,705	3,061

2.80%, 1/31/2030	3,270	3,436

Series J, 5.75%, 3/1/2035	2,509	3,155

7.55%, 4/15/2038	455	677

5.95%, 2/1/2041	1,259	1,673

4.45%, 2/15/2043	455	520

5.10%, 2/15/2045	1,758	2,138

4.95%, 10/15/2054	1,189	1,407

EQM Midstream Partners LP 5.50%, 7/15/2028	7,500	7,725

EQT Corp. 3.90%, 10/1/2027	4,517	4,685

Equinor ASA (Norway)

3.25%, 11/10/2024	3,461	3,765

2.88%, 4/6/2025	5,765	6,187

Exxon Mobil Corp.

2.99%, 3/19/2025	22,020	23,746

3.00%, 8/16/2039	14,245	14,311

4.11%, 3/1/2046	2,726	3,067

3.10%, 8/16/2049	17,965	17,404

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	16,650	16,359

Gray Oak Pipeline LLC

2.00%, 9/15/2023 (a)	9,310	9,453

2.60%, 10/15/2025 (a)	23,174	23,699

3.45%, 10/15/2027 (a)	8,120	8,378

Hess Corp. 6.00%, 1/15/2040	9,098	11,196

HollyFrontier Corp.

2.63%, 10/1/2023	21,813	22,470

5.88%, 4/1/2026	17,245	19,425

Kinder Morgan, Inc.

2.00%, 2/15/2031	9,740	9,309

5.05%, 2/15/2046	6,000	6,969

3.25%, 8/1/2050	11,370	10,329

Magellan Midstream Partners LP

3.20%, 3/15/2025	2,338	2,478

4.20%, 12/1/2042	2,987	3,172

5.15%, 10/15/2043	7,133	8,604

Marathon Oil Corp. 2.80%, 11/1/2022	1,872	1,925

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Marathon Petroleum Corp.

4.50%, 5/1/2023	15,924	17,185

3.63%, 9/15/2024	3,980	4,331

4.70%, 5/1/2025	9,566	10,880

6.50%, 3/1/2041	8,270	11,176

MPLX LP

4.50%, 7/15/2023	8,800	9,502

4.00%, 2/15/2025	4,575	5,013

4.13%, 3/1/2027	3,626	4,060

4.80%, 2/15/2029	6,825	7,987

2.65%, 8/15/2030	14,360	14,289

4.50%, 4/15/2038	8,393	9,278

5.20%, 3/1/2047	2,341	2,726

4.70%, 4/15/2048	4,544	4,972

5.50%, 2/15/2049	5,300	6,439

NOVA Gas Transmission Ltd. (Canada) 7.88%, 4/1/2023	5,000	5,734

ONEOK Partners LP

3.38%, 10/1/2022	1,164	1,205

5.00%, 9/15/2023	2,576	2,812

6.65%, 10/1/2036	1,825	2,346

ONEOK, Inc.

4.25%, 2/1/2022	6,965	7,136

5.85%, 1/15/2026	4,700	5,564

3.40%, 9/1/2029	8,395	8,782

Phillips 66 4.88%, 11/15/2044	665	813

Phillips 66 Partners LP

3.55%, 10/1/2026	1,453	1,568

3.15%, 12/15/2029	8,545	8,675

4.90%, 10/1/2046	3,078	3,405

Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	17,359

Plains All American Pipeline LP

4.65%, 10/15/2025	3,925	4,353

5.15%, 6/1/2042	18,910	19,345

4.70%, 6/15/2044	9,300	9,036

Sabine Pass Liquefaction LLC

5.75%, 5/15/2024	3,765	4,280

5.00%, 3/15/2027	9,360	10,882

4.50%, 5/15/2030 (a)	5,000	5,659

Saudi Arabian Oil Co. (Saudi Arabia)

1.25%, 11/24/2023 (a)	1,320	1,330

1.63%, 11/24/2025 (a)	4,660	4,705

Spectra Energy Partners LP 5.95%, 9/25/2043	1,801	2,323

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Suncor Energy, Inc. (Canada)

5.95%, 12/1/2034	11,584	14,748

6.80%, 5/15/2038	3,677	5,164

Sunoco Logistics Partners Operations LP

4.65%, 2/15/2022	600	622

3.90%, 7/15/2026	4,366	4,744

6.10%, 2/15/2042	7,220	8,239

5.30%, 4/1/2044	1,840	1,997

TC PipeLines LP 3.90%, 5/25/2027	2,870	3,196

Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (a)	11,080	11,397

Texas Eastern Transmission LP

2.80%, 10/15/2022 (a)	6,209	6,402

3.50%, 1/15/2028 (a)	908	987

Total Capital International SA (France)

3.46%, 2/19/2029	3,040	3,385

2.99%, 6/29/2041	21,000	21,153

3.46%, 7/12/2049	12,800	13,306

3.13%, 5/29/2050	20,230	19,771

TransCanada PipeLines Ltd. (Canada)

4.88%, 1/15/2026	4,155	4,831

6.20%, 10/15/2037	6,345	8,506

4.75%, 5/15/2038	7,750	9,085

Valero Energy Corp.

2.70%, 4/15/2023	9,250	9,643

1.20%, 3/15/2024	17,940	18,094

2.15%, 9/15/2027	14,850	14,846

7.50%, 4/15/2032	1,081	1,498

Williams Cos., Inc. (The)

3.90%, 1/15/2025	3,506	3,824

4.85%, 3/1/2048	5,487	6,369

		1,009,512

Pharmaceuticals — 0.8%

AstraZeneca plc (United Kingdom)

6.45%, 9/15/2037	4,250	6,306

4.00%, 9/18/2042	4,270	4,926

Bristol-Myers Squibb Co.

3.20%, 6/15/2026	12,138	13,363

1.13%, 11/13/2027	12,800	12,560

3.90%, 2/20/2028	10,610	12,201

3.40%, 7/26/2029	13,631	15,256

1.45%, 11/13/2030	7,420	7,121

4.13%, 6/15/2039	7,096	8,548

5.00%, 8/15/2045	5,231	6,986

4.55%, 2/20/2048	6,500	8,206

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued

Mylan, Inc.

3.13%, 1/15/2023 (a)	3,886	4,064

5.40%, 11/29/2043	5,800	7,168

Pfizer, Inc. 3.90%, 3/15/2039	15,000	17,662

Royalty Pharma plc

0.75%, 9/2/2023 (a)	9,830	9,859

1.20%, 9/2/2025 (a)	8,570	8,527

1.75%, 9/2/2027 (a)	8,570	8,583

3.30%, 9/2/2040 (a)	12,050	12,133

3.55%, 9/2/2050 (a)	10,980	10,789

Shire Acquisitions Investments Ireland DAC

2.88%, 9/23/2023	4,909	5,183

3.20%, 9/23/2026	26,941	29,485

Takeda Pharmaceutical Co. Ltd. (Japan) 5.00%, 11/26/2028	8,565	10,379

2.05%, 3/31/2030	1,200	1,181

3.03%, 7/9/2040	12,520	12,576

3.18%, 7/9/2050	11,100	10,823

3.38%, 7/9/2060	8,505	8,470

Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	4,153	4,638

Viatris, Inc.

3.85%, 6/22/2040 (a)	8,499	9,013

4.00%, 6/22/2050 (a)	1,732	1,798

Wyeth LLC 6.45%, 2/1/2024	708	826

Zoetis, Inc.

2.00%, 5/15/2030	12,880	12,713

3.00%, 5/15/2050	4,550	4,507

		285,850

Real Estate Management & Development — 0.0% (b)

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)

3.13%, 3/20/2022 (a)	6,257	6,426

3.88%, 3/20/2027 (a)	6,562	7,285

		13,711

Road & Rail — 0.3%

Burlington Northern Santa Fe LLC

3.75%, 4/1/2024	2,365	2,572

7.29%, 6/1/2036	1,166	1,797

5.75%, 5/1/2040	3,244	4,548

5.40%, 6/1/2041	9,266	12,579

4.40%, 3/15/2042	2,010	2,470

4.38%, 9/1/2042	4,018	4,900

5.15%, 9/1/2043	3,380	4,531

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Road & Rail — continued

4.70%, 9/1/2045	3,150	4,007

3.55%, 2/15/2050	5,584	6,166

CSX Corp.

5.50%, 4/15/2041	3,498	4,732

4.75%, 5/30/2042	1,516	1,902

4.75%, 11/15/2048	8,165	10,348

3.35%, 9/15/2049	2,710	2,795

ERAC USA Finance LLC

4.50%, 8/16/2021 (a)	3,474	3,541

2.60%, 12/1/2021 (a)	3,010	3,054

7.00%, 10/15/2037 (a)	425	631

5.63%, 3/15/2042 (a)	3,104	4,238

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	8,420	9,469

Norfolk Southern Corp.

5.59%, 5/17/2025	51	60

3.95%, 10/1/2042	2,888	3,329

4.05%, 8/15/2052	5,192	5,997

Penske Truck Leasing Co. LP

4.13%, 8/1/2023 (a)	5,795	6,264

3.95%, 3/10/2025 (a)	3,095	3,410

4.20%, 4/1/2027 (a)	2,525	2,889

Union Pacific Corp.

3.95%, 8/15/2059	6,000	6,759

4.10%, 9/15/2067	1,962	2,256

		115,244

Semiconductors & Semiconductor Equipment — 0.4%

Analog Devices, Inc.

3.13%, 12/5/2023	2,317	2,477

4.50%, 12/5/2036	2,505	2,853

Broadcom Corp. 3.88%, 1/15/2027	16,459	18,045

Broadcom, Inc.

4.25%, 4/15/2026	20,155	22,609

4.11%, 9/15/2028	15,279	16,946

4.75%, 4/15/2029	28,740	32,937

4.15%, 11/15/2030	7,500	8,284

2.45%, 2/15/2031 (a)	31,809	30,891

Microchip Technology, Inc. 0.97%, 2/15/2024 (a)	17,350	17,412

		152,454

Software — 0.3%

Citrix Systems, Inc. 1.25%, 3/1/2026	6,125	6,100

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued

Microsoft Corp.

3.50%, 2/12/2035	3,459	4,046

4.20%, 11/3/2035	3,974	4,956

4.10%, 2/6/2037	6,542	8,097

3.95%, 8/8/2056	1,820	2,261

Oracle Corp.

2.40%, 9/15/2023	7,023	7,366

2.95%, 5/15/2025	14,625	15,731

4.30%, 7/8/2034	969	1,156

3.90%, 5/15/2035	1,952	2,263

3.85%, 7/15/2036	9,478	10,835

3.60%, 4/1/2040	10,434	11,297

4.00%, 7/15/2046	8,872	9,953

3.60%, 4/1/2050	10,500	11,002

VMware, Inc. 2.95%, 8/21/2022	10,109	10,463

		105,526

Specialty Retail — 0.1%

AutoZone, Inc. 1.65%, 1/15/2031	12,180	11,520

Lowe’s Cos., Inc.

1.30%, 4/15/2028	2,600	2,519

3.65%, 4/5/2029	12,563	14,106

3.00%, 10/15/2050	7,130	6,797

O’Reilly Automotive, Inc.

3.60%, 9/1/2027	4,715	5,276

1.75%, 3/15/2031	7,135	6,820

		47,038

Technology Hardware, Storage & Peripherals — 0.4%

Apple, Inc.

3.20%, 5/13/2025	12,828	14,038

3.25%, 2/23/2026	798	878

2.45%, 8/4/2026	5,261	5,603

3.20%, 5/11/2027	5,685	6,288

3.00%, 6/20/2027	2,880	3,175

3.45%, 2/9/2045	14,187	15,474

3.85%, 8/4/2046	3,512	4,021

3.75%, 9/12/2047	13,570	15,457

3.75%, 11/13/2047	1,600	1,819

Dell International LLC

5.45%, 6/15/2023 (a)	7,560	8,293

6.02%, 6/15/2026 (a)	19,138	22,940

4.90%, 10/1/2026 (a)	8,190	9,467

6.10%, 7/15/2027 (a)	6,275	7,694

5.30%, 10/1/2029 (a)	6,000	7,131

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Technology Hardware, Storage & Peripherals — continued

Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	18,635	19,049

HP, Inc. 3.00%, 6/17/2027	11,105	12,009

		153,336

Thrifts & Mortgage Finance — 0.2%

BPCE SA (France)

4.63%, 7/11/2024 (a)	11,600	12,914

1.00%, 1/20/2026 (a)	20,500	20,295

(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	11,406	11,495

3.38%, 12/2/2026	4,230	4,647

(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	15,245	15,140

Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	8,810	8,758

		73,249

Tobacco — 0.3%

Altria Group, Inc. 2.45%, 2/4/2032	27,925	27,112

BAT Capital Corp. (United Kingdom)

3.56%, 8/15/2027	10,000	10,860

2.26%, 3/25/2028	14,000	14,002

3.73%, 9/25/2040	8,470	8,207

4.54%, 8/15/2047	5,515	5,658

3.98%, 9/25/2050	13,170	12,461

BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	11,027

		89,327

Trading Companies & Distributors — 0.4%

Air Lease Corp.

2.63%, 7/1/2022	7,986	8,181

2.30%, 2/1/2025	9,600	9,810

3.25%, 3/1/2025	6,266	6,632

3.38%, 7/1/2025	15,102	16,054

2.88%, 1/15/2026	18,710	19,473

3.75%, 6/1/2026	3,734	4,044

3.25%, 10/1/2029	15,000	15,471

Aviation Capital Group LLC

3.88%, 5/1/2023 (a)	7,665	8,052

5.50%, 12/15/2024 (a)	19,502	21,973

BOC Aviation Ltd. (Singapore)

2.75%, 9/18/2022 (a)	3,000	3,064

3.50%, 10/10/2024 (a)	7,945	8,513

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — continued

International Lease Finance Corp.

8.63%, 1/15/2022	11,894	12,705

5.88%, 8/15/2022	3,867	4,148

WW Grainger, Inc. 4.60%, 6/15/2045	4,364	5,475

		143,595

Transportation Infrastructure — 0.1%

Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	7,000	7,532

Transurban Finance Co. Pty. Ltd. (Australia)

2.45%, 3/16/2031 (a)	9,310	9,434

		16,966

Water Utilities — 0.0% (b)

American Water Capital Corp.

3.45%, 6/1/2029	5,250	5,864

6.59%, 10/15/2037	3,354	4,916

4.00%, 12/1/2046	2,241	2,596

		13,376

Wireless Telecommunication Services — 0.6%

America Movil SAB de CV (Mexico)

3.13%, 7/16/2022	3,250	3,355

3.63%, 4/22/2029	12,995	14,266

4.38%, 4/22/2049	8,284	9,750

Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	9,230	10,904

T-Mobile USA, Inc.

1.50%, 2/15/2026 (a)	34,345	34,231

3.75%, 4/15/2027 (a)	31,500	34,698

2.05%, 2/15/2028 (a)	33,720	33,395

3.88%, 4/15/2030 (a)	25,095	27,590

3.00%, 2/15/2041 (a)	13,130	12,313

Vodafone Group plc (United Kingdom)

5.25%, 5/30/2048	7,449	9,658

4.88%, 6/19/2049	16,825	20,658

		210,818

Total Corporate Bonds (Cost $10,076,581)		10,684,018

U.S. Treasury Obligations — 19.1%

U.S. Treasury Bonds

8.13%, 5/15/2021	14,932	15,180

8.00%, 11/15/2021	9,475	10,009

1.88%, 2/15/2041	101,100	98,936

2.75%, 11/15/2042	154,890	174,263

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued

3.13%, 2/15/2043	18,180	21,712

3.63%, 8/15/2043	113,140	145,659

3.75%, 11/15/2043	264,249	346,538

3.63%, 2/15/2044	154,280	198,901

3.00%, 11/15/2044	50,821	59,568

2.50%, 2/15/2046	70,000	75,332

2.25%, 8/15/2046	144,932	148,900

3.00%, 2/15/2048	78,220	92,746

3.13%, 5/15/2048	43,243	52,442

2.88%, 5/15/2049	12,946	15,077

2.25%, 8/15/2049	180,150	185,329

2.38%, 11/15/2049	23,830	25,183

2.00%, 2/15/2050	89,323	87,010

1.25%, 5/15/2050	5,250	4,240

1.38%, 8/15/2050	35,000	29,220

1.63%, 11/15/2050	70,000	62,245

U.S. Treasury Inflation Indexed Bonds

1.75%, 1/15/2028	2,100	3,165

3.63%, 4/15/2028	9,066	19,768

2.50%, 1/15/2029	3,587	5,622

U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	22,231	26,173

U.S. Treasury Notes

2.63%, 5/15/2021	19,679	19,783

1.13%, 9/30/2021	125,620	126,405

2.88%, 10/15/2021	100,000	101,754

1.75%, 11/30/2021	70,000	70,883

1.75%, 2/28/2022	202,070	205,433

1.63%, 8/31/2022	150,000	153,369

2.00%, 10/31/2022	13,000	13,405

1.75%, 1/31/2023	70,000	72,166

1.50%, 2/28/2023	210,000	215,709

1.75%, 5/15/2023	133,400	138,022

2.75%, 5/31/2023	187,366	198,198

1.38%, 8/31/2023	20,000	20,585

0.13%, 10/15/2023	150,000	149,625

2.63%, 12/31/2023	150,000	160,031

2.75%, 2/15/2024	25,000	26,823

2.13%, 2/29/2024	4,955	5,227

2.50%, 5/15/2024	2,000	2,140

2.13%, 9/30/2024	25,000	26,531

2.25%, 11/15/2024	3,021	3,223

1.75%, 12/31/2024	108,232	113,492

2.00%, 2/15/2025	155,000	164,118

2.88%, 4/30/2025	4,925	5,398

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

2.13%, 5/15/2025	100,000	106,590

2.88%, 5/31/2025	40,158	44,070

2.00%, 8/15/2025	141,304	150,003

2.25%, 11/15/2025	110,049	118,144

2.00%, 11/15/2026	10,000	10,622

1.75%, 12/31/2026	78,092	81,871

0.38%, 9/30/2027	43,210	41,342

2.88%, 5/15/2028	7,030	7,881

U.S. Treasury STRIPS Bonds

2.21%, 5/15/2021 (h)	59,802	59,793

3.60%, 8/15/2021 (h)	68,421	68,410

3.14%, 2/15/2022 (h)	165,423	165,321

2.69%, 5/15/2022 (h)	149,456	149,303

2.10%, 11/15/2022 (h)	237,280	236,767

3.33%, 2/15/2023 (h)	254,322	253,638

3.08%, 5/15/2023 (h)	277,105	276,000

2.56%, 8/15/2023 (h)	127,910	127,254

2.70%, 11/15/2023 (h)	30,767	30,550

2.17%, 2/15/2024 (h)	117,209	116,141

2.96%, 5/15/2024 (h)	67,278	66,492

3.17%, 8/15/2024 (h)	51,591	50,826

4.90%, 11/15/2024 (h)	33,200	32,592

6.62%, 2/15/2025 (h)	6,601	6,454

5.27%, 2/15/2026 (h)	6,700	6,431

5.40%, 5/15/2026 (h)	24,999	23,885

0.69%, 11/15/2026 (h)	10,990	10,383

4.51%, 5/15/2032 (h)	113,297	93,894

3.45%, 8/15/2032 (h)	149,800	123,256

3.81%, 11/15/2032 (h)	122,788	100,386

3.95%, 2/15/2033 (h)	36,300	29,446

4.11%, 5/15/2033 (h)	108,105	87,139

5.73%, 8/15/2033 (h)	24,963	19,977

6.45%, 11/15/2033 (h)	33,709	26,801

Total U.S. Treasury Obligations (Cost $6,245,352)		6,617,200

Mortgage-Backed Securities — 18.7%

FHLMC

Pool # 785618, ARM, 2.50%, 7/1/2026 (i)	24	24

Pool # 611141, ARM, 2.71%, 1/1/2027 (i)	23	23

Pool # 846812, ARM, 2.73%, 4/1/2030 (i)	8	8

Pool # 789758, ARM, 2.52%, 9/1/2032 (i)	29	29

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 847621, ARM, 3.23%, 5/1/2033 (i)	649	689

Pool # 781087, ARM, 2.36%, 12/1/2033 (i)	138	140

Pool # 1B1665, ARM, 3.65%, 4/1/2034 (i)	127	129

Pool # 782870, ARM, 2.62%, 9/1/2034 (i)	563	601

Pool # 782979, ARM, 2.37%, 1/1/2035 (i)	782	834

Pool # 782980, ARM, 2.37%, 1/1/2035 (i)	223	235

Pool # 1G3591, ARM, 2.29%, 8/1/2035 (i)	49	50

Pool # 1Q0007, ARM, 2.41%, 12/1/2035 (i)	156	158

Pool # 1Q0025, ARM, 2.34%, 2/1/2036 (i)	84	89

Pool # 848431, ARM, 2.54%, 2/1/2036 (i)	332	349

Pool # 1J1380, ARM, 3.13%, 3/1/2036 (i)	277	296

Pool # 1G1861, ARM, 4.04%, 3/1/2036 (i)	475	506

Pool # 1H2618, ARM, 3.23%, 5/1/2036 (i)	391	419

Pool # 1L1286, ARM, 3.75%, 5/1/2036 (i)	264	282

Pool # 1G2415, ARM, 4.13%, 5/1/2036 (i)	82	89

Pool # 848068, ARM, 3.17%, 6/1/2036 (i)	518	520

Pool # 1G2557, ARM, 3.48%, 6/1/2036 (i)	1,184	1,258

Pool # 1A1082, ARM, 2.01%, 7/1/2036 (i)	277	289

Pool # 1H2623, ARM, 2.64%, 7/1/2036 (i)	140	149

Pool # 848365, ARM, 2.65%, 7/1/2036 (i)	227	241

Pool # 1A1085, ARM, 2.03%, 8/1/2036 (i)	277	288

Pool # 1N0206, ARM, 2.04%, 8/1/2036 (i)	1,056	1,099

Pool # 1Q0105, ARM, 2.60%, 9/1/2036 (i)	394	417

Pool # 1B7242, ARM, 3.01%, 9/1/2036 (i)	868	922

Pool # 1A1096, ARM, 1.99%, 10/1/2036 (i)	618	645

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1N0249, ARM, 2.00%, 10/1/2036 (i)	332	337

Pool # 1A1097, ARM, 2.09%, 10/1/2036 (i)	254	265

Pool # 1G2539, ARM, 2.15%, 10/1/2036 (i)	115	116

Pool # 1K0046, ARM, 2.48%, 10/1/2036 (i)	340	344

Pool # 1J1348, ARM, 2.74%, 10/1/2036 (i)	203	204

Pool # 1J1378, ARM, 2.01%, 11/1/2036 (i)	361	380

Pool # 1G2671, ARM, 2.07%, 11/1/2036 (i)	107	108

Pool # 1Q0737, ARM, 2.35%, 11/1/2036 (i)	300	304

Pool # 848115, ARM, 2.41%, 11/1/2036 (i)	204	214

Pool # 782760, ARM, 2.49%, 11/1/2036 (i)	744	793

Pool # 1J1419, ARM, 2.04%, 12/1/2036 (i)	1,015	1,065

Pool # 1J1418, ARM, 2.06%, 12/1/2036 (i)	36	36

Pool # 1J1634, ARM, 2.27%, 12/1/2036 (i)	1,175	1,240

Pool # 1G1386, ARM, 2.31%, 12/1/2036 (i)	387	405

Pool # 1J1399, ARM, 2.58%, 12/1/2036 (i)	16	16

Pool # 1N1511, ARM, 1.91%, 1/1/2037 (i)	120	120

Pool # 1G1478, ARM, 2.16%, 1/1/2037 (i)	170	172

Pool # 1J0282, ARM, 2.26%, 2/1/2037 (i)	37	38

Pool # 1N0353, ARM, 2.40%, 2/1/2037 (i)	238	244

Pool # 1J1516, ARM, 2.82%, 2/1/2037 (i)	77	82

Pool # 1G1554, ARM, 3.02%, 2/1/2037 (i)	137	138

Pool # 1J1543, ARM, 4.10%, 2/1/2037 (i)	23	23

Pool # 1Q0739, ARM, 2.21%, 3/1/2037 (i)	661	693

Pool # 1B7303, ARM, 3.35%, 3/1/2037 (i)	59	60

Pool # 1J0399, ARM, 2.28%, 4/1/2037 (i)	14	15

Pool # 1J1564, ARM, 3.98%, 4/1/2037 (i)	233	234

Pool # 1Q0697, ARM, 1.82%, 5/1/2037 (i)	505	526

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 1A1193, ARM, 2.26%, 5/1/2037 (i)	407		410

Pool # 1N1477, ARM, 2.26%, 5/1/2037 (i)	161		170

Pool # 1N1463, ARM, 2.74%, 5/1/2037 (i)	28		28

Pool # 1Q0783, ARM, 3.66%, 5/1/2037 (i)	479		484

Pool # 1J1621, ARM, 3.93%, 5/1/2037 (i)	329		353

Pool # 1J0533, ARM, 2.71%, 7/1/2037 (i)	101		102

Pool # 1J2945, ARM, 2.37%, 11/1/2037 (i)	45		45

Pool # 1Q0722, ARM, 3.09%, 4/1/2038 (i)	311		333

Pool # 1Q0789, ARM, 3.09%, 5/1/2038 (i)	99		100

Pool # 848699, ARM, 2.64%, 7/1/2040 (i)	243		257

FHLMC Gold Pools, 15 Year

Pool # G12906, 6.00%, 7/1/2021	—	(j)	—	(j)

Pool # G13073, 6.00%, 7/1/2021	1		1

Pool # G13012, 6.00%, 3/1/2022	—	(j)	—	(j)

Pool # G12825, 6.50%, 3/1/2022	2		2

Pool # G13603, 5.50%, 2/1/2024	14		14

FHLMC Gold Pools, 20 Year

Pool # C91158, 6.50%, 1/1/2028	218		240

Pool # C91417, 3.50%, 1/1/2032	3,236		3,475

Pool # C91403, 3.50%, 3/1/2032	1,264		1,358

FHLMC Gold Pools, 30 Year

Pool # G00245, 8.00%, 8/1/2024	3		3

Pool # C00376, 8.00%, 11/1/2024	2		2

Pool # C00414, 7.50%, 8/1/2025	5		6

Pool # C00452, 7.00%, 4/1/2026	6		7

Pool # G00981, 8.50%, 7/1/2028	14		16

Pool # G02210, 7.00%, 12/1/2028	229		257

Pool # C47315, 6.50%, 8/1/2029	632		732

Pool # G03029, 6.00%, 10/1/2029	69		78

Pool # A88871, 7.00%, 1/1/2031	205		233

Pool # C68485, 7.00%, 7/1/2032	25		28

Pool # G01448, 7.00%, 8/1/2032	35		41

Pool # C75791, 5.50%, 1/1/2033	302		347

Pool # A13625, 5.50%, 10/1/2033	252		296

Pool # A16107, 6.00%, 12/1/2033	94		106

Pool # G01864, 5.00%, 1/1/2034	177		205

Pool # A17537, 6.00%, 1/1/2034	195		234

Pool # A23139, 5.00%, 6/1/2034	560		649

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # A61572, 5.00%, 9/1/2034	578		672

Pool # A28796, 6.50%, 11/1/2034	52		61

Pool # G03369, 6.50%, 1/1/2035	639		722

Pool # A70350, 5.00%, 3/1/2035	162		181

Pool # A46987, 5.50%, 7/1/2035	538		625

Pool # G05713, 6.50%, 12/1/2035	406		467

Pool # G03777, 5.00%, 11/1/2036	449		522

Pool # C02660, 6.50%, 11/1/2036	118		140

Pool # G02427, 5.50%, 12/1/2036	229		267

Pool # A57681, 6.00%, 12/1/2036	45		53

Pool # G02682, 7.00%, 2/1/2037	53		63

Pool # G04949, 6.50%, 11/1/2037	284		340

Pool # G03666, 7.50%, 1/1/2038	430		506

Pool # G04952, 7.50%, 1/1/2038	291		357

Pool # G04077, 6.50%, 3/1/2038	383		455

Pool # G05671, 5.50%, 8/1/2038	464		544

Pool # G05190, 7.50%, 9/1/2038	217		253

Pool # C03466, 5.50%, 3/1/2040	166		193

Pool # A93383, 5.00%, 8/1/2040	1,865		2,160

Pool # A93511, 5.00%, 8/1/2040	6,661		7,641

Pool # G06493, 4.50%, 5/1/2041	11,864		13,372

Pool # V80351, 3.00%, 8/1/2043	19,792		21,510

Pool # Q52834, 4.00%, 12/1/2047	2,919		3,144

Pool # Q57995, 5.00%, 8/1/2048	12,325		13,753

Pool # Q61104, 4.00%, 1/1/2049	2,431		2,614

Pool # Q61107, 4.00%, 1/1/2049	3,294		3,600

FHLMC Gold Pools, Other

Pool # G80341, 10.00%, 3/17/2026	—	(j)	—	(j)

Pool # P20570, 7.00%, 7/1/2029	7		8

Pool # G20027, 10.00%, 10/1/2030	51		55

Pool # B90491, 7.50%, 1/1/2032	532		597

Pool # U80192, 3.50%, 2/1/2033	1,253		1,355

Pool # U80342, 3.50%, 5/1/2033	1,623		1,755

Pool # U80345, 3.50%, 5/1/2033	4,496		4,862

Pool # L10221, 6.00%, 1/1/2034	51		54

Pool # P50523, 6.50%, 12/1/2035	96		101

Pool # H05030, 6.00%, 11/1/2036	75		84

Pool # L10291, 6.50%, 11/1/2036	1,362		1,586

Pool # P51353, 6.50%, 11/1/2036	891		1,025

Pool # P50595, 6.50%, 12/1/2036	1,633		1,933

Pool # P51361, 6.50%, 12/1/2036	718		862

Pool # G20028, 7.50%, 12/1/2036	1,784		2,032

Pool # P50531, 6.50%, 1/1/2037	105		114

Pool # P51251, 6.50%, 1/1/2037	52		54

Pool # P50536, 6.50%, 2/1/2037	71		74

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # P50556, 6.50%, 6/1/2037	46	48

Pool # U90690, 3.50%, 6/1/2042	17,024	18,665

Pool # U90975, 4.00%, 6/1/2042	11,451	12,576

Pool # T65101, 4.00%, 10/1/2042	360	381

Pool # U90402, 3.50%, 11/1/2042	771	838

Pool # U90673, 4.00%, 1/1/2043	1,512	1,660

Pool # U91192, 4.00%, 4/1/2043	3,078	3,389

Pool # U91488, 3.50%, 5/1/2043	1,870	2,037

Pool # U99051, 3.50%, 6/1/2043	5,603	6,123

Pool # U99134, 4.00%, 1/1/2046	50,515	55,779

Pool # U69030, 4.50%, 1/1/2046	19,669	21,907

FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	14,219	15,412

FHLMC UMBS, 30 Year

Pool # QA0149, 4.00%, 6/1/2049	6,583	7,085

Pool # QA2578, 3.50%, 9/1/2049	2,996	3,174

Pool # RA2008, 4.00%, 1/1/2050	29,814	32,671

Pool # RA2282, 4.00%, 1/1/2050	14,232	15,752

Pool # QA7351, 3.00%, 2/1/2050	11,649	12,274

FNMA

Pool # 470623, ARM, 0.92%, 3/1/2022 (i)	7,372	7,362

Pool # 54844, ARM, 2.30%, 9/1/2027 (i)	22	22

Pool # 303532, ARM, 3.93%, 3/1/2029 (i)	14	14

Pool # 555732, ARM, 2.51%, 8/1/2033 (i)	163	171

Pool # 658481, ARM, 1.70%, 9/1/2033 (i)	240	241

Pool # 746299, ARM, 2.39%, 9/1/2033 (i)	73	76

Pool # 743546, ARM, 1.99%, 11/1/2033 (i)	249	251

Pool # 766610, ARM, 2.03%, 1/1/2034 (i)	80	82

Pool # 777132, ARM, 2.84%, 6/1/2034 (i)	217	231

Pool # 782306, ARM, 2.17%, 7/1/2034 (i)	3	3

Pool # 800422, ARM, 1.45%, 8/1/2034 (i)	234	236

Pool # 790235, ARM, 2.12%, 8/1/2034 (i)	102	104

Pool # 793062, ARM, 2.42%, 8/1/2034 (i)	51	52

Pool # 790964, ARM, 2.27%, 9/1/2034 (i)	7	7

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 794792, ARM, 2.00%, 10/1/2034 (i)	63	66

Pool # 896463, ARM, 2.65%, 10/1/2034 (i)	208	222

Pool # 781563, ARM, 2.12%, 11/1/2034 (i)	35	35

Pool # 799912, ARM, 2.23%, 11/1/2034 (i)	49	50

Pool # 810896, ARM, 1.76%, 1/1/2035 (i)	1,031	1,070

Pool # 809319, ARM, 1.88%, 1/1/2035 (i)	61	62

Pool # 816594, ARM, 1.80%, 2/1/2035 (i)	30	31

Pool # 820602, ARM, 2.66%, 3/1/2035 (i)	128	128

Pool # 745862, ARM, 2.86%, 4/1/2035 (i)	216	219

Pool # 821378, ARM, 2.14%, 5/1/2035 (i)	76	77

Pool # 823660, ARM, 2.88%, 5/1/2035 (i)	48	48

Pool # 888605, ARM, 2.28%, 7/1/2035 (i)	56	55

Pool # 832801, ARM, 2.10%, 9/1/2035 (i)	137	140

Pool # 851432, ARM, 3.19%, 10/1/2035 (i)	346	348

Pool # 849251, ARM, 2.38%, 1/1/2036 (i)	645	684

Pool # 745445, ARM, 2.64%, 1/1/2036 (i)	183	195

Pool # 920340, ARM, 3.04%, 2/1/2036 (i)	66	66

Pool # 920843, ARM, 2.86%, 3/1/2036 (i)	1,707	1,828

Pool # 868952, ARM, 3.44%, 5/1/2036 (i)	40	41

Pool # 872622, ARM, 2.42%, 6/1/2036 (i)	62	62

Pool # 884066, ARM, 2.77%, 6/1/2036 (i)	176	179

Pool # 872825, ARM, 2.82%, 6/1/2036 (i)	627	662

Pool # 892868, ARM, 2.52%, 7/1/2036 (i)	199	202

Pool # 886558, ARM, 2.40%, 8/1/2036 (i)	346	364

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 884722, ARM, 2.53%, 8/1/2036 (i)	87	88

Pool # 745784, ARM, 2.53%, 8/1/2036 (i)	137	138

Pool # 898179, ARM, 1.48%, 9/1/2036 (i)	673	692

Pool # 893580, ARM, 2.16%, 9/1/2036 (i)	310	327

Pool # 886772, ARM, 2.31%, 9/1/2036 (i)	659	684

Pool # 894452, ARM, 2.32%, 9/1/2036 (i)	119	120

Pool # 920547, ARM, 2.35%, 9/1/2036 (i)	233	242

Pool # 894239, ARM, 2.38%, 10/1/2036 (i)	238	239

Pool # 900197, ARM, 2.58%, 10/1/2036 (i)	427	457

Pool # 900191, ARM, 2.61%, 10/1/2036 (i)	327	334

Pool # 902818, ARM, 2.32%, 11/1/2036 (i)	4	4

Pool # 897470, ARM, 2.77%, 11/1/2036 (i)	72	73

Pool # 902955, ARM, 2.23%, 12/1/2036 (i)	382	387

Pool # 905189, ARM, 2.37%, 12/1/2036 (i)	183	183

Pool # 920954, ARM, 1.71%, 1/1/2037 (i)	306	317

Pool # 888184, ARM, 2.27%, 1/1/2037 (i)	146	149

Pool # 913984, ARM, 1.71%, 2/1/2037 (i)	356	370

Pool # 915645, ARM, 2.28%, 2/1/2037 (i)	351	370

Pool # 888307, ARM, 2.65%, 4/1/2037 (i)	145	146

Pool # 948208, ARM, 1.55%, 7/1/2037 (i)	375	387

Pool # 944096, ARM, 2.22%, 7/1/2037 (i)	67	67

Pool # 995919, ARM, 2.45%, 7/1/2037 (i)	789	830

Pool # 938346, ARM, 2.56%, 7/1/2037 (i)	274	275

Pool # 945032, ARM, 3.20%, 8/1/2037 (i)	430	441

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 946362, ARM, 2.09%, 9/1/2037 (i)	145		148

Pool # 946450, ARM, 2.11%, 9/1/2037 (i)	30		30

Pool # 946260, ARM, 2.54%, 9/1/2037 (i)	38		37

Pool # 952835, ARM, 2.77%, 9/1/2037 (i)	123		132

Pool # AD0085, ARM, 2.06%, 11/1/2037 (i)	627		654

Pool # 995108, ARM, 2.27%, 11/1/2037 (i)	360		385

Pool # AD0179, ARM, 2.46%, 12/1/2037 (i)	562		593

Pool # 966946, ARM, 2.16%, 1/1/2038 (i)	148		148

FNMA UMBS, 15 Year

Pool # 745406, 6.00%, 3/1/2021	—	(j)	–	(j)

Pool # 745502, 6.00%, 4/1/2021	—	(j)	–	(j)

Pool # 995886, 6.00%, 4/1/2021	—	(j)	–	(j)

Pool # AD0142, 6.00%, 8/1/2021	10		10

Pool # 890129, 6.00%, 12/1/2021	4		4

Pool # 888834, 6.50%, 4/1/2022	6		6

Pool # 889634, 6.00%, 2/1/2023	227		233

Pool # AD0364, 5.00%, 5/1/2023	19		19

Pool # 995381, 6.00%, 1/1/2024	246		255

Pool # 995425, 6.00%, 1/1/2024	94		98

Pool # 995456, 6.50%, 2/1/2024	148		155

Pool # AE0081, 6.00%, 7/1/2024	73		76

Pool # AD0133, 5.00%, 8/1/2024	121		127

Pool # FM3386, 3.50%, 7/1/2034	2,922		3,162

FNMA UMBS, 20 Year

Pool # 254305, 6.50%, 5/1/2022	5		6

Pool # 555791, 6.50%, 12/1/2022	14		15

Pool # 889889, 6.50%, 7/1/2024	38		42

Pool # 888656, 6.50%, 4/1/2025	6		7

Pool # AE0096, 5.50%, 7/1/2025	171		190

Pool # 256311, 6.00%, 7/1/2026	160		180

Pool # 256352, 6.50%, 8/1/2026	292		328

Pool # 256803, 6.00%, 7/1/2027	233		261

Pool # 256962, 6.00%, 11/1/2027	101		114

Pool # 257007, 6.00%, 12/1/2027	310		348

Pool # 257048, 6.00%, 1/1/2028	564		633

Pool # 890222, 6.00%, 10/1/2028	398		447

Pool # AE0049, 6.00%, 9/1/2029	267		299

Pool # AO7761, 3.50%, 7/1/2032	854		926

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # MA1138, 3.50%, 8/1/2032	4,885		5,299

Pool # AL6238, 4.00%, 1/1/2035	12,504		13,847

FNMA UMBS, 30 Year

Pool # 189190, 7.50%, 11/1/2022	2		2

Pool # 50966, 7.00%, 1/1/2024	1		1

Pool # 250066, 8.00%, 5/1/2024	1		1

Pool # 250103, 8.50%, 7/1/2024	4		5

Pool # 303031, 7.50%, 10/1/2024	2		2

Pool # 308499, 8.50%, 5/1/2025	—	(j)	—	(j)

Pool # 399269, 7.00%, 4/1/2026	6		6

Pool # 689977, 8.00%, 3/1/2027	41		45

Pool # 695533, 8.00%, 6/1/2027	35		39

Pool # 313687, 7.00%, 9/1/2027	4		4

Pool # 756024, 8.00%, 9/1/2028	47		52

Pool # 755973, 8.00%, 11/1/2028	127		146

Pool # 455759, 6.00%, 12/1/2028	12		14

Pool # 252211, 6.00%, 1/1/2029	20		23

Pool # 459097, 7.00%, 1/1/2029	7		7

Pool # 889020, 6.50%, 11/1/2029	2,760		3,124

Pool # 598559, 6.50%, 8/1/2031	76		90

Pool # 679886, 6.50%, 2/1/2032	370		416

Pool # 649734, 7.00%, 6/1/2032	39		43

Pool # 682078, 5.50%, 11/1/2032	381		443

Pool # 675555, 6.00%, 12/1/2032	142		163

Pool # AL0045, 6.00%, 12/1/2032	883		1,045

Pool # 683351, 5.50%, 2/1/2033	11		13

Pool # 357363, 5.50%, 3/1/2033	495		575

Pool # 674349, 6.00%, 3/1/2033	46		52

Pool # 688625, 6.00%, 3/1/2033	27		31

Pool # 688655, 6.00%, 3/1/2033	13		15

Pool # 695584, 6.00%, 3/1/2033	7		8

Pool # 254693, 5.50%, 4/1/2033	327		380

Pool # 702901, 6.00%, 5/1/2033	124		148

Pool # 720576, 5.00%, 6/1/2033	93		106

Pool # 995656, 7.00%, 6/1/2033	540		639

Pool # 723852, 5.00%, 7/1/2033	98		112

Pool # 729296, 5.00%, 7/1/2033	102		117

Pool # 720155, 5.50%, 7/1/2033	72		83

Pool # 729379, 6.00%, 8/1/2033	28		32

Pool # AA0917, 5.50%, 9/1/2033	1,260		1,456

Pool # 737825, 6.00%, 9/1/2033	68		80

Pool # 750977, 4.50%, 11/1/2033	79		88

Pool # 725027, 5.00%, 11/1/2033	262		303

Pool # 755109, 5.50%, 11/1/2033	20		23

Pool # 753174, 4.00%, 12/1/2033	386		423

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 725017, 5.50%, 12/1/2033	560	655

Pool # 759424, 5.50%, 1/1/2034	55	64

Pool # 751341, 5.50%, 3/1/2034	54	61

Pool # 770405, 5.00%, 4/1/2034	674	779

Pool # 776708, 5.00%, 5/1/2034	220	256

Pool # AC1317, 4.50%, 9/1/2034	183	202

Pool # 888568, 5.00%, 12/1/2034	173	201

Pool # 810663, 5.00%, 1/1/2035	119	132

Pool # 995003, 7.50%, 1/1/2035	238	282

Pool # 995156, 7.50%, 3/1/2035	272	329

Pool # 735503, 6.00%, 4/1/2035	578	694

Pool # 827776, 5.00%, 7/1/2035	102	118

Pool # 820347, 5.00%, 9/1/2035	364	424

Pool # 745148, 5.00%, 1/1/2036	290	338

Pool # 888417, 6.50%, 1/1/2036	1,713	1,937

Pool # 745275, 5.00%, 2/1/2036	231	269

Pool # 833629, 7.00%, 3/1/2036	13	14

Pool # 745418, 5.50%, 4/1/2036	418	488

Pool # 888016, 5.50%, 5/1/2036	568	663

Pool # 888209, 5.50%, 5/1/2036	357	417

Pool # 870770, 6.50%, 7/1/2036	35	40

Pool # 976871, 6.50%, 8/1/2036	1,080	1,238

Pool # AA0922, 6.00%, 9/1/2036	2,009	2,414

Pool # 745948, 6.50%, 10/1/2036	236	293

Pool # AA1019, 6.00%, 11/1/2036	293	345

Pool # 888476, 7.50%, 5/1/2037	225	281

Pool # 928584, 6.50%, 8/1/2037	217	256

Pool # 945870, 6.50%, 8/1/2037	233	267

Pool # 986648, 6.00%, 9/1/2037	524	630

Pool # 928670, 7.00%, 9/1/2037	372	441

Pool # 888890, 6.50%, 10/1/2037	420	494

Pool # 888707, 7.50%, 10/1/2037	1,035	1,251

Pool # 888892, 7.50%, 11/1/2037	342	406

Pool # AL0662, 5.50%, 1/1/2038	758	884

Pool # 995505, 8.00%, 1/1/2038	35	41

Pool # 929331, 6.00%, 4/1/2038	90	101

Pool # 909236, 7.00%, 9/1/2038	382	473

Pool # 890268, 6.50%, 10/1/2038	513	597

Pool # 995149, 6.50%, 10/1/2038	2,026	2,383

Pool # 934591, 7.00%, 10/1/2038	559	695

Pool # AB2869, 6.00%, 11/1/2038	392	471

Pool # 991908, 7.00%, 11/1/2038	413	494

Pool # 995504, 7.50%, 11/1/2038	272	327

Pool # 257510, 7.00%, 12/1/2038	1,076	1,291

Pool # AD0753, 7.00%, 1/1/2039	1,618	1,957

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AD0780, 7.50%, 4/1/2039	1,067	1,352

Pool # AC2948, 5.00%, 9/1/2039	831	968

Pool # AC3740, 5.50%, 9/1/2039	628	719

Pool # AC7296, 5.50%, 12/1/2039	629	725

Pool # AD7790, 5.00%, 8/1/2040	3,628	4,180

Pool # AD9151, 5.00%, 8/1/2040	1,746	2,022

Pool # AL2059, 4.00%, 6/1/2042	9,776	11,094

Pool # AB9017, 3.00%, 4/1/2043	13,837	14,924

Pool # AT5891, 3.00%, 6/1/2043	16,726	18,172

Pool # AB9860, 3.00%, 7/1/2043	12,682	13,679

Pool # AL7527, 4.50%, 9/1/2043	7,291	8,206

Pool # AL7496, 3.50%, 5/1/2044	24,700	27,374

Pool # AX9319, 3.50%, 12/1/2044	12,742	13,804

Pool # AL7380, 3.50%, 2/1/2045	14,251	15,794

Pool # AS6479, 3.50%, 1/1/2046	34,031	37,600

Pool # BM1213, 4.00%, 4/1/2047	14,176	15,460

Pool # BH7650, 4.00%, 9/1/2047	11,662	12,740

Pool # BM3500, 4.00%, 9/1/2047	58,030	65,064

Pool # BE8344, 4.00%, 11/1/2047	4,498	4,846

Pool # BJ7248, 4.00%, 12/1/2047	6,684	7,401

Pool # BE8349, 4.00%, 1/1/2048	4,172	4,496

Pool # BJ5756, 4.00%, 1/1/2048	10,109	10,894

Pool # BJ7310, 4.00%, 1/1/2048	12,464	13,771

Pool # BJ8237, 4.00%, 1/1/2048	8,724	9,639

Pool # BJ8264, 4.00%, 1/1/2048	5,021	5,547

Pool # BM3375, 4.00%, 1/1/2048	11,371	12,590

Pool # BK1007, 4.00%, 2/1/2048	2,250	2,494

Pool # BK1134, 4.00%, 2/1/2048	10,268	11,062

Pool # BM3665, 4.00%, 3/1/2048	53,082	59,010

Pool # BE8366, 4.50%, 7/1/2048	8,692	9,519

Pool # BK7982, 5.00%, 7/1/2048	13,179	14,792

Pool # BN0271, 4.50%, 9/1/2048	3,829	4,195

Pool # BN1315, 4.50%, 9/1/2048	5,391	5,886

Pool # BN4733, 5.50%, 3/1/2049	1,511	1,713

Pool # BK8745, 4.50%, 4/1/2049	7,053	7,668

Pool # FM1939, 4.50%, 5/1/2049	40,938	44,447

Pool # BK8753, 4.50%, 6/1/2049	13,747	15,106

Pool # CA3713, 5.00%, 6/1/2049	8,271	9,148

Pool # BO2305, 4.00%, 7/1/2049	13,308	14,330

Pool # BO5607, 3.50%, 9/1/2049	7,128	7,555

Pool # BO1405, 4.00%, 9/1/2049	13,656	14,692

Pool # BO4392, 3.50%, 1/1/2050	14,709	15,648

Pool # BP5299, 3.50%, 3/1/2050	11,684	12,822

Pool # CA5729, 3.00%, 5/1/2050	12,073	12,678

Pool # FM3671, 4.50%, 5/1/2050	11,749	13,227

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, 30 Year

Pool # 535183, 8.00%, 6/1/2028	6	6

Pool # 252409, 6.50%, 3/1/2029	87	98

Pool # 653815, 7.00%, 2/1/2033	10	11

Pool # 752786, 6.00%, 9/1/2033	113	126

Pool # CA3029, 4.00%, 1/1/2049	7,215	7,699

Pool # CA5105, 3.50%, 2/1/2050	9,922	10,592

FNMA, Other

Pool # 468381, 4.10%, 6/1/2021	5,331	5,330

Pool # 468102, 4.34%, 6/1/2021	16,142	16,139

Pool # AL0569, 4.45%, 6/1/2021 (i)	1,733	1,732

Pool # 468614, 3.86%, 7/1/2021	7,456	7,455

Pool # 468667, 3.94%, 7/1/2021	8,968	9,017

Pool # 468564, 4.06%, 7/1/2021	8,036	8,034

Pool # AL0602, 4.14%, 7/1/2021 (i)	2,636	2,636

Pool # 468699, 4.05%, 8/1/2021	1,296	1,296

Pool # AM6602, 2.63%, 9/1/2021	8,210	8,224

Pool # 468994, 3.85%, 9/1/2021	6,734	6,751

Pool # 468936, 3.92%, 9/1/2021	5,154	5,167

Pool # AL0905, 4.17%, 9/1/2021 (i)	2,999	3,004

Pool # 469254, 3.40%, 10/1/2021	2,709	2,722

Pool # AM7314, 2.63%, 11/1/2021	8,000	8,089

Pool # 469873, 3.03%, 12/1/2021	7,331	7,393

Pool # 469545, 3.31%, 12/1/2021	3,011	3,039

Pool # 470269, 2.97%, 1/1/2022	5,887	5,949

Pool # 470324, 3.03%, 1/1/2022	6,409	6,478

Pool # 470181, 3.20%, 1/1/2022	6,681	6,758

Pool # 470622, 2.75%, 3/1/2022	1,350	1,375

Pool # 470826, 2.97%, 3/1/2022	5,381	5,460

Pool # 470539, 3.14%, 3/1/2022	2,308	2,344

Pool # 470779, 3.21%, 3/1/2022	2,690	2,733

Pool # 471033, 3.08%, 4/1/2022	8,099	8,241

Pool # 471151, 3.02%, 5/1/2022	5,228	5,327

Pool # 471599, 2.60%, 6/1/2022	6,521	6,635

Pool # 471747, 2.76%, 6/1/2022	13,517	13,619

Pool # 471839, 2.67%, 7/1/2022	9,204	9,388

Pool # 471881, 2.67%, 7/1/2022	5,426	5,536

Pool # 471828, 2.65%, 8/1/2022	8,968	9,163

Pool # AM0585, 2.38%, 11/1/2022	6,815	6,973

Pool # AM1437, 2.41%, 11/1/2022	1,229	1,257

Pool # AM0806, 2.45%, 11/1/2022	11,878	12,166

Pool # AM1385, 2.55%, 11/1/2022	9,884	10,135

Pool # AM1386, 2.55%, 11/1/2022	3,160	3,240

Pool # AM1779, 2.28%, 12/1/2022	8,099	8,288

Pool # AM1476, 2.32%, 12/1/2022	2,958	3,028

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AM1619, 2.34%, 12/1/2022	17,388	17,808

Pool # AM0811, 2.42%, 12/1/2022	9,254	9,488

Pool # AM2111, 2.34%, 1/1/2023	10,794	11,071

Pool # AM2072, 2.37%, 1/1/2023	8,596	8,817

Pool # AM2252, 2.44%, 1/1/2023	7,797	8,008

Pool # AM2333, 2.45%, 2/1/2023	11,210	11,539

Pool # AM2695, 2.49%, 3/1/2023	6,366	6,573

Pool # AM2747, 2.50%, 4/1/2023	12,555	12,985

Pool # AM3069, 2.64%, 4/1/2023	2,830	2,929

Pool # AL3594, 2.70%, 4/1/2023 (i)	3,278	3,396

Pool # AM3244, 2.52%, 5/1/2023	28,698	29,710

Pool # AM3577, 2.42%, 6/1/2023	7,079	7,321

Pool # AM3589, 2.77%, 6/1/2023	7,711	8,026

Pool # AL3876, 2.79%, 6/1/2023 (i)	14,169	14,727

Pool # AM3646, 2.64%, 7/1/2023	3,587	3,733

Pool # AM4011, 3.67%, 7/1/2023	42,150	44,586

Pool # AM3990, 3.74%, 7/1/2023	4,610	4,878

Pool # AM4170, 3.51%, 8/1/2023	9,000	9,509

Pool # AM4066, 3.59%, 8/1/2023	9,865	10,439

Pool # AM4716, 3.38%, 12/1/2023	2,891	3,117

Pool # AM4720, 3.45%, 1/1/2024	23,379	25,141

Pool # AM7024, 2.90%, 12/1/2024	8,200	8,837

Pool # AM7231, 2.92%, 12/1/2024	3,921	4,222

Pool # AM7290, 2.97%, 12/1/2024	23,738	25,601

Pool # AM7124, 3.11%, 12/1/2024	24,810	26,884

Pool # AM7682, 2.84%, 1/1/2025	34,092	36,638

Pool # AM7654, 2.86%, 1/1/2025	6,384	6,862

Pool # AM7795, 2.92%, 1/1/2025	32,350	34,861

Pool # AM7698, 2.96%, 1/1/2025	9,350	10,108

Pool # AM7664, 2.99%, 1/1/2025	10,230	11,048

Pool # AM7372, 3.05%, 1/1/2025	1,740	1,887

Pool # 470300, 3.64%, 1/1/2025	4,592	5,053

Pool # AM8251, 2.70%, 4/1/2025	9,465	10,142

Pool # AM8846, 2.68%, 5/1/2025	6,002	6,430

Pool # AM9149, 2.63%, 6/1/2025	6,126	6,557

Pool # AM9548, 3.17%, 8/1/2025	6,800	7,442

Pool # AN0029, 3.10%, 9/1/2025	9,637	10,551

Pool # AM4660, 3.77%, 12/1/2025	26,462	29,645

Pool # AN0767, 3.18%, 1/1/2026	8,232	9,026

Pool # AN1292, 2.84%, 4/1/2026	8,891	9,651

Pool # AN1590, 2.40%, 5/1/2026	9,231	9,865

Pool # AN1413, 2.49%, 5/1/2026	21,318	22,796

Pool # AN1497, 2.61%, 6/1/2026	11,034	11,885

Pool # AN1243, 2.64%, 6/1/2026	7,998	8,628

Pool # AN1247, 2.64%, 6/1/2026	9,848	10,623

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 468645, 4.54%, 7/1/2026	2,192	2,481

Pool # AN2367, 2.46%, 8/1/2026	6,217	6,645

Pool # AM6381, 3.29%, 8/1/2026	32,726	36,095

Pool # 468574, 4.55%, 8/1/2026	7,116	8,010

Pool # 468573, 4.76%, 8/1/2026	8,336	9,569

Pool # 468927, 4.77%, 8/1/2026	5,305	5,977

Pool # AM6448, 3.25%, 9/1/2026	9,582	10,604

Pool # AN3076, 2.46%, 10/1/2026	25,000	26,744

Pool # AM7062, 3.44%, 10/1/2026	8,049	8,965

Pool # AM7117, 3.14%, 12/1/2026	19,176	21,135

Pool # AM7262, 3.19%, 12/1/2026	16,377	18,110

Pool # AM7011, 3.22%, 12/1/2026	2,791	3,090

Pool # AM7390, 3.26%, 12/1/2026	7,422	8,201

Pool # AM7265, 3.30%, 12/1/2026	5,234	5,819

Pool # FN0029, 4.63%, 12/1/2026 (i)	7,476	8,398

Pool # AM8008, 2.94%, 2/1/2027	11,956	13,098

Pool # AM7515, 3.34%, 2/1/2027	16,000	17,823

Pool # AM8280, 2.91%, 3/1/2027	5,801	6,352

Pool # AM8745, 2.81%, 5/1/2027	9,501	10,357

Pool # AM8784, 2.89%, 5/1/2027	7,960	8,713

Pool # AM8803, 2.78%, 6/1/2027	3,998	4,353

Pool # AM9087, 3.00%, 6/1/2027	16,500	18,186

Pool # AM9170, 3.00%, 6/1/2027	4,498	4,952

Pool # AM9345, 3.25%, 7/1/2027	7,533	8,383

Pool # AN6532, 2.92%, 9/1/2027	4,991	5,473

Pool # AN7048, 2.90%, 10/1/2027	6,570	7,209

Pool # AM1469, 2.96%, 11/1/2027	3,779	4,099

Pool # AN7669, 2.83%, 12/1/2027	20,201	22,104

Pool # AN8114, 3.00%, 1/1/2028	7,883	8,683

Pool # AN8048, 3.08%, 1/1/2028	43,775	48,424

Pool # AN7943, 3.10%, 1/1/2028	14,981	16,602

Pool # AN1600, 2.59%, 6/1/2028	7,374	7,964

Pool # AN9686, 3.52%, 6/1/2028	40,550	46,182

Pool # AN9486, 3.57%, 6/1/2028	26,476	30,245

Pool # AN2005, 2.73%, 7/1/2028	9,900	10,804

Pool # 387806, 3.55%, 8/1/2028	15,289	17,440

Pool # 109782, 3.55%, 9/1/2028	42,800	48,925

Pool # BL0919, 3.82%, 9/1/2028	19,188	22,173

Pool # BL1040, 3.81%, 12/1/2028	42,090	48,839

Pool # BL0907, 3.88%, 12/1/2028	11,997	13,931

Pool # BL1435, 3.53%, 1/1/2029	23,495	26,745

Pool # BL4317, 2.27%, 9/1/2029	4,782	5,078

Pool # AN6846, 2.93%, 10/1/2029	13,300	14,585

Pool # BL4333, 2.52%, 11/1/2029	42,523	45,743

Pool # AM8123, 2.92%, 2/1/2030	7,912	8,602

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AM7785, 3.17%, 2/1/2030	6,070	6,714

Pool # AM7516, 3.55%, 2/1/2030	13,000	14,609

Pool # AM8692, 3.03%, 4/1/2030	25,000	27,459

Pool # AM8544, 3.08%, 4/1/2030	15,069	16,570

Pool # AM8889, 2.92%, 5/1/2030	11,320	12,382

Pool # AM8151, 2.94%, 5/1/2030	12,000	13,083

Pool # AM8802, 3.10%, 5/1/2030	4,979	5,484

Pool # AN9154, 3.64%, 5/1/2030	4,162	4,778

Pool # AM9020, 2.97%, 6/1/2030	7,742	8,452

Pool # AM9154, 3.18%, 6/1/2030	8,987	9,949

Pool # AN9988, 3.85%, 7/1/2030	9,643	10,163

Pool # AN9293, 3.71%, 9/1/2030	60,000	69,458

Pool # BL9494, 1.46%, 12/1/2030	10,000	9,851

Pool # BL0979, 4.05%, 12/1/2030	4,125	4,867

Pool # AH9683, 5.00%, 4/1/2031	674	750

Pool # AN1829, 2.90%, 6/1/2031	7,523	8,175

Pool # BL4310, 2.35%, 10/1/2031	11,325	12,000

Pool # AN2625, 2.50%, 10/1/2031	9,775	10,378

Pool # AN5065, 3.34%, 4/1/2032	26,680	29,149

Pool # AQ7084, 3.50%, 12/1/2032	2,066	2,233

Pool # 650236, 5.00%, 12/1/2032	5	5

Pool # AR7484, 3.50%, 2/1/2033	3,369	3,641

Pool # AT7117, 3.50%, 6/1/2033	1,476	1,596

Pool # AN9695, 3.67%, 7/1/2033	32,550	37,880

Pool # AN9950, 3.89%, 7/1/2033	9,504	10,026

Pool # 810997, 5.50%, 10/1/2034	111	116

Pool # AM7122, 3.61%, 11/1/2034	5,346	6,163

Pool # BL5976, 2.49%, 4/1/2035	22,962	24,085

Pool # AM8474, 3.45%, 4/1/2035	4,792	5,483

Pool # AM8475, 3.45%, 4/1/2035	1,944	2,224

Pool # BL6315, 2.20%, 5/1/2035	5,081	5,244

Pool # AM9188, 3.12%, 6/1/2035	23,000	25,570

Pool # AM9532, 3.63%, 10/1/2035	3,606	4,161

Pool # AN0375, 3.76%, 12/1/2035	3,600	4,245

Pool # 256051, 5.50%, 12/1/2035	161	180

Pool # 256128, 6.00%, 2/1/2036	35	40

Pool # 880219, 7.00%, 2/1/2036	282	324

Pool # 868763, 6.50%, 4/1/2036	8	8

Pool # 907742, 7.00%, 12/1/2036	63	72

Pool # 920934, 6.50%, 1/1/2037	541	642

Pool # 888408, 6.00%, 3/1/2037	451	490

Pool # 888373, 7.00%, 3/1/2037	45	50

Pool # 888412, 7.00%, 4/1/2037	66	76

Pool # 995783, 8.00%, 11/1/2037	79	88

Pool # 257209, 5.50%, 5/1/2038	105	119

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA0127, 5.50%, 6/1/2039	147	161

Pool # AL2606, 4.00%, 3/1/2042	703	744

Pool # AO7225, 4.00%, 7/1/2042	2,693	2,957

Pool # AO9352, 4.00%, 7/1/2042	3,040	3,359

Pool # AO9353, 4.00%, 7/1/2042	2,746	3,034

Pool # MA1125, 4.00%, 7/1/2042	2,670	2,928

Pool # MA1178, 4.00%, 9/1/2042	14,571	15,998

Pool # MA1213, 3.50%, 10/1/2042	6,043	6,581

Pool # MA1251, 3.50%, 11/1/2042	16,107	17,598

Pool # MA1253, 4.00%, 11/1/2042	12,017	13,230

Pool # AR1397, 3.00%, 1/1/2043	10,139	10,860

Pool # MA1328, 3.50%, 1/1/2043	2,139	2,344

Pool # AQ9999, 3.00%, 2/1/2043	5,893	6,313

Pool # MA1373, 3.50%, 3/1/2043	3,491	3,827

Pool # MA1404, 3.50%, 4/1/2043	10,591	11,609

Pool # AB9096, 4.00%, 4/1/2043	1,550	1,711

Pool # AB9196, 3.50%, 5/1/2043	4,033	4,385

Pool # AT4051, 3.50%, 5/1/2043	1,220	1,337

Pool # MA1437, 3.50%, 5/1/2043	12,332	13,516

Pool # AT5914, 3.50%, 6/1/2043	7,231	7,925

Pool # MA1463, 3.50%, 6/1/2043	14,753	16,170

Pool # AB9704, 4.00%, 6/1/2043	3,048	3,342

Pool # MA1711, 4.50%, 12/1/2043	16,853	18,906

Pool # AL6167, 3.50%, 1/1/2044	7,662	8,398

Pool # MA1759, 4.00%, 1/1/2044	5,785	6,386

Pool # MA1760, 4.50%, 1/1/2044	5,411	6,070

Pool # AV9286, 4.00%, 2/1/2044	3,581	3,953

Pool # MA1800, 4.00%, 2/1/2044	3,001	3,312

Pool # MA1828, 4.50%, 3/1/2044	12,894	14,465

Pool # MA2429, 4.00%, 10/1/2045	3,775	4,168

Pool # MA2565, 4.00%, 3/1/2046	5,225	5,771

Pool # BM5835, 3.00%, 9/1/2047	18,621	19,198

Pool # AD0523, 6.00%, 11/1/2048	269	293

Pool # BF0464, 3.50%, 3/1/2060	79,326	87,291

FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 4/25/2036 (k)	82,945	85,716

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.00%, 4/25/2051 (k)	1,262,650	1,272,736

TBA, 2.50%, 4/25/2051 (k)	251,200	259,889

GNMA I, 30 Year

Pool # 345288, 7.50%, 3/15/2023	1	1

Pool # 352108, 7.00%, 8/15/2023	1	1

Pool # 363030, 7.00%, 9/15/2023	34	35

Pool # 352022, 7.00%, 11/15/2023	2	2

Pool # 366706, 6.50%, 1/15/2024	16	18

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 371281, 7.00%, 2/15/2024	7		7

Pool # 782507, 9.50%, 10/15/2024	3		3

Pool # 780029, 9.00%, 11/15/2024	—	(j)	—	(j)

Pool # 780965, 9.50%, 12/15/2025	1		1

Pool # 442119, 7.50%, 11/15/2026	3		3

Pool # 411829, 7.50%, 7/15/2027	6		6

Pool # 554108, 6.50%, 3/15/2028	53		59

Pool # 481872, 7.50%, 7/15/2028	5		5

Pool # 468149, 8.00%, 8/15/2028	7		7

Pool # 468236, 6.50%, 9/15/2028	112		125

Pool # 486537, 7.50%, 9/15/2028	20		22

Pool # 486631, 6.50%, 10/15/2028	6		7

Pool # 466406, 6.00%, 11/15/2028	70		78

Pool # 781328, 7.00%, 9/15/2031	482		566

Pool # 569568, 6.50%, 1/15/2032	408		480

Pool # 591882, 6.50%, 7/15/2032	18		21

Pool # 607645, 6.50%, 2/15/2033	70		80

Pool # 607724, 7.00%, 2/15/2033	45		52

Pool # 783123, 5.50%, 4/15/2033	1,796		2,088

Pool # 604209, 6.50%, 4/15/2033	48		55

Pool # 614546, 5.50%, 6/15/2033	18		21

Pool # 781614, 7.00%, 6/15/2033	124		150

Pool # 781689, 5.50%, 12/15/2033	72		83

Pool # 632415, 5.50%, 7/15/2034	24		27

Pool # 574710, 5.50%, 9/15/2034	70		77

Pool # 782615, 7.00%, 6/15/2035	1,201		1,417

Pool # 782025, 6.50%, 12/15/2035	436		514

Pool # 617486, 7.00%, 4/15/2037	113		125

Pool # 782212, 7.50%, 10/15/2037	250		295

Pool # BI6868, 5.00%, 3/15/2049	4,022		4,630

Pool # BM1726, 5.00%, 3/15/2049	5,318		6,123

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	1		1

Pool # 1989, 8.50%, 4/20/2025	8		8

Pool # 2006, 8.50%, 5/20/2025	16		18

Pool # 2141, 8.00%, 12/20/2025	3		3

Pool # 2234, 8.00%, 6/20/2026	7		7

Pool # 2270, 8.00%, 8/20/2026	5		6

Pool # 2285, 8.00%, 9/20/2026	6		7

Pool # 2324, 8.00%, 11/20/2026	5		6

Pool # 2499, 8.00%, 10/20/2027	13		14

Pool # 2512, 8.00%, 11/20/2027	13		15

Pool # 2525, 8.00%, 12/20/2027	7		8

Pool # 2549, 7.50%, 2/20/2028	8		8

Pool # 2562, 6.00%, 3/20/2028	37		42

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 2606, 8.00%, 6/20/2028	4	4

Pool # 2633, 8.00%, 8/20/2028	1	1

Pool # 2646, 7.50%, 9/20/2028	23	26

Pool # 2647, 8.00%, 9/20/2028	2	2

Pool # 2781, 6.50%, 7/20/2029	429	493

Pool # 4224, 7.00%, 8/20/2038	124	143

Pool # 4245, 6.00%, 9/20/2038	2,789	3,290

Pool # 783389, 6.00%, 8/20/2039	1,339	1,544

Pool # 783444, 5.50%, 9/20/2039	824	957

Pool # 783967, 4.25%, 12/20/2044	5,757	6,312

Pool # AK8791, 3.75%, 7/20/2045	1,983	2,222

Pool # BD0481, 4.00%, 12/20/2047	1,998	2,163

Pool # BD0484, 4.50%, 12/20/2047	14,519	15,871

Pool # BE0207, 4.50%, 2/20/2048	6,059	6,707

Pool # BE0208, 4.50%, 2/20/2048	8,151	8,946

Pool # BE5169, 4.50%, 2/20/2048	11,227	12,306

Pool # BF2333, 5.50%, 3/20/2048	365	415

Pool # BA7567, 4.50%, 5/20/2048	4,780	5,184

Pool # BG6360, 5.00%, 5/20/2048	12,261	13,877

Pool # BF2574, 5.50%, 5/20/2048	525	590

Pool # BI0728, 5.00%, 7/20/2048	10,560	11,997

Pool # BD0551, 4.50%, 8/20/2048	5,854	6,452

Pool # BI5288, 5.00%, 8/20/2048	13,785	15,584

Pool # BI5289, 5.00%, 8/20/2048	21,003	23,679

Pool # AY2411, 4.25%, 9/20/2048	4,541	5,155

Pool # 784598, 5.00%, 9/20/2048	18,824	21,270

Pool # 784626, 4.50%, 10/20/2048	5,335	5,816

Pool # BK2586, 5.00%, 11/20/2048	5,736	6,371

Pool # BJ7082, 5.00%, 12/20/2048	1,004	1,124

Pool # BJ7085, 5.00%, 12/20/2048	4,047	4,534

Pool # BK7169, 5.00%, 12/20/2048	19,965	22,213

Pool # BK8878, 4.50%, 2/20/2049	4,877	5,341

Pool # BK7189, 5.00%, 2/20/2049	17,357	19,343

Pool # BJ9972, 5.50%, 2/20/2049	3,269	3,690

Pool # BK7198, 4.50%, 3/20/2049	8,537	9,321

Pool # BK7199, 5.00%, 3/20/2049	4,534	5,060

Pool # BL8042, 5.00%, 3/20/2049	10,983	12,354

Pool # BL9333, 5.00%, 3/20/2049	5,128	5,777

Pool # BG0079, 5.50%, 3/20/2049	4,121	4,652

Pool # BI6888, 5.50%, 3/20/2049	835	942

Pool # BL6756, 5.50%, 3/20/2049	1,134	1,283

Pool # BJ1322, 5.00%, 4/20/2049	7,116	8,075

Pool # BJ9622, 5.00%, 4/20/2049	4,475	4,992

Pool # BK7209, 5.00%, 4/20/2049	20,342	22,711

Pool # BL6758, 5.50%, 4/20/2049	5,149	5,811

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BM9664, 4.50%, 5/20/2049	21,007	23,255

Pool # BM2188, 5.00%, 6/20/2049	382	419

Pool # BM9683, 5.00%, 6/20/2049	41,443	46,322

Pool # BO2880, 5.00%, 6/20/2049	1,159	1,279

Pool # BN3950, 5.50%, 6/20/2049	7,828	8,834

Pool # BN2629, 4.00%, 7/20/2049	20,371	22,455

Pool # BI0926, 5.00%, 7/20/2049	1,617	1,810

Pool # BI0927, 5.00%, 7/20/2049	1,017	1,119

Pool # BM2186, 5.00%, 7/20/2049	1,418	1,587

Pool # BM2187, 5.00%, 7/20/2049	952	1,060

Pool # BO2871, 5.00%, 7/20/2049	708	785

Pool # BO2872, 5.00%, 7/20/2049	2,105	2,350

Pool # BO2878, 5.00%, 7/20/2049	1,171	1,310

Pool # BO2879, 5.00%, 7/20/2049	1,637	1,817

Pool # BO3162, 5.00%, 7/20/2049	74,024	84,849

Pool # BO3173, 5.00%, 7/20/2049	1,488	1,659

Pool # BO3174, 5.00%, 7/20/2049	1,308	1,446

Pool # BO3175, 5.00%, 7/20/2049	1,208	1,364

Pool # BO8226, 5.00%, 7/20/2049	1,158	1,292

Pool # BO8229, 5.00%, 7/20/2049	14,259	16,084

Pool # BO8235, 5.00%, 7/20/2049	1,322	1,452

Pool # BO8236, 5.00%, 7/20/2049	1,944	2,142

Pool # BP4243, 5.00%, 8/20/2049	18,163	20,379

Pool # BN2649, 3.50%, 9/20/2049	5,805	6,305

Pool # BM9713, 4.50%, 9/20/2049	6,685	7,302

Pool # BP4337, 4.50%, 9/20/2049	24,767	27,675

Pool # BQ3224, 4.50%, 9/20/2049	20,841	23,327

Pool # 784810, 5.00%, 9/20/2049	22,244	25,445

Pool # BM9734, 4.00%, 10/20/2049	10,388	11,311

Pool # 784847, 4.50%, 11/20/2049	37,043	40,969

Pool # BQ8694, 4.50%, 11/20/2049	1,213	1,346

Pool # BQ8696, 4.50%, 11/20/2049	1,263	1,415

Pool # BR2686, 4.50%, 11/20/2049	3,506	3,895

Pool # BR2687, 4.50%, 11/20/2049	6,442	7,210

Pool # BR2688, 4.50%, 11/20/2049	3,942	4,376

Pool # BR2689, 4.50%, 11/20/2049	5,405	6,016

Pool # BR2739, 4.50%, 11/20/2049	3,377	3,778

Pool # BR2756, 4.50%, 11/20/2049	2,777	3,108

Pool # BR2757, 4.50%, 11/20/2049	2,673	2,966

Pool # BR3820, 4.50%, 11/20/2049	897	1,000

Pool # BR3821, 4.50%, 11/20/2049	1,618	1,780

Pool # BS0953, 4.50%, 11/20/2049	2,389	2,672

Pool # BQ4131, 3.50%, 12/20/2049	19,215	20,644

Pool # BI0940, 4.50%, 12/20/2049	984	1,101

Pool # BQ3796, 4.50%, 12/20/2049	4,598	5,177

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BR2730, 4.50%, 12/20/2049	1,216	1,352

Pool # BR2731, 4.50%, 12/20/2049	1,279	1,423

Pool # BR2732, 4.50%, 12/20/2049	2,205	2,469

Pool # BR2755, 4.50%, 12/20/2049	1,642	1,825

Pool # BR3822, 4.50%, 12/20/2049	1,277	1,412

Pool # BR3823, 4.50%, 12/20/2049	2,531	2,822

Pool # BR3824, 4.50%, 12/20/2049	3,895	4,347

Pool # BS0951, 4.50%, 12/20/2049	2,456	2,754

Pool # BS0952, 4.50%, 12/20/2049	1,891	2,116

Pool # BQ4132, 3.50%, 1/20/2050	7,498	8,144

Pool # BQ4133, 3.50%, 1/20/2050	7,210	7,953

Pool # BR1548, 3.50%, 1/20/2050	4,880	5,180

Pool # BS8380, 4.50%, 2/20/2050	8,616	9,700

Pool # BP8085, 3.00%, 3/20/2050	6,081	6,336

Pool # BR3892, 4.00%, 3/20/2050	18,209	20,476

Pool # BT8094, 4.00%, 4/20/2050	1,265	1,432

Pool # BT8095, 4.00%, 4/20/2050	6,981	7,831

Pool # BT8096, 4.00%, 4/20/2050	9,511	10,591

Pool # BT8097, 4.00%, 4/20/2050	10,787	11,962

Pool # BT8098, 4.00%, 4/20/2050	12,433	13,761

Pool # BT8099, 4.00%, 4/20/2050	12,913	14,165

Pool # BW7042, 3.50%, 9/20/2050	26,270	29,073

Pool # MA7052, 2.50%, 12/20/2050	30,122	31,307

Pool # MA7136, 2.50%, 1/20/2051	353,309	366,973

Pool # 785294, 3.50%, 1/20/2051	77,479	85,863

GNMA II, Other

Pool # AD0858, 3.75%, 9/20/2038	627	674

Pool # 4285, 6.00%, 11/20/2038	16	18

Pool # AD0862, 3.75%, 1/20/2039	1,311	1,409

Pool # AC0973, 4.17%, 5/20/2063 (i)	220	221

Pool # 784879, 4.12%, 11/20/2069 (i)	27,833	31,233

Pool # 785137, 3.08%, 8/20/2070 (i)	22,177	24,083

Pool # 785183, 2.93%, 10/20/2070 (i)	46,058	50,380

Total Mortgage-Backed Securities (Cost $6,287,686)		6,488,338

Asset-Backed Securities — 9.5%

ABFC Trust Series 2005-AQ1, Class A4, 5.51%, 1/25/2034 ‡ (g)	472	475

Academic Loan Funding Trust Series 2013-1A, Class A, 0.92%, 12/26/2044 (a) (i)	2,195	2,188

ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	7,146	7,202

Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (a)	10,013	10,467

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	9,506	9,337

Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	4,220	4,215

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	7,502	7,325

Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	7,230	6,636

American Airlines Pass-Through Trust

Series 2014-1, Class A, 3.70%, 10/1/2026	284	280

Series 2016-3, Class AA, 3.00%, 10/15/2028	17,835	17,648

Series 2017-1, Class AA, 3.65%, 2/15/2029	4,226	4,276

Series 2019-1, Class AA, 3.15%, 2/15/2032	11,837	11,763

American Credit Acceptance Receivables Trust

Series 2020-2, Class B, 2.48%, 9/13/2024 (a)	1,125	1,148

Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	2,030	2,154

American Homes 4 Rent

Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	16,295	17,593

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	7,420	8,075

American Homes 4 Rent Trust

Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	11,139	11,958

Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (a)	2,400	2,566

Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (a)	8,100	8,826

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (a)	7,300	8,040

Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	8,877	9,530

Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	3,750	4,043

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	16,970	18,857

Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	1,415	1,574

American Tower Trust #1 3.07%, 3/15/2023 (a)	6,220	6,297

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

AmeriCredit Automobile Receivables Trust

Series 2017-2, Class D, 3.42%, 4/18/2023	13,550	13,873

Series 2017-4, Class C, 2.60%, 9/18/2023	18,856	19,155

AMSR Trust

Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	40,100	41,018

Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	2,949	3,015

Series 2020-SFR2, Class D, 3.28%, 7/17/2037 ‡ (a)	15,495	16,041

Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (a)	12,912	13,573

Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (a)	9,600	9,627

Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (a)	20,000	19,943

Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (a)	19,000	18,862

Series 2019-SFR1, Class E, 3.47%, 1/19/2039 ‡ (a)	7,800	7,955

Aqua Finance Trust

Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	8,682	8,943

Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	17,504	17,982

Series 2020-AA, Class B, 2.79%, 7/17/2046 ‡ (a)	2,750	2,827

Arivo Acceptance Auto Loan Receivables Trust Series 2019-1, Class A, 2.99%, 7/15/2024 (a)	13,136	13,312

Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	24,040	25,135

BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	657	658

British Airways Pass-Through Trust (United Kingdom)

Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	7,684	7,949

Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	12,296	12,187

Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	9,415	9,322

Business Jet Securities LLC

Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	22,020	22,481

Series 2018-2, Class B, 5.44%, 6/15/2033 (a)	5,494	5,587

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	38,430	39,125

Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (a)	2,338	2,342

Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	22,979	23,391

Camillo Issuer LLC

Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	39,165	40,193

Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	42,299	43,515

Carnow Auto Receivables Trust Series 2018-1A, Class C, 5.21%, 9/15/2023 (a)	12,602	12,741

Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	12,350	12,581

CARS-DB4 LP

Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	5,745	6,012

Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	5,995	6,215

Carvana Auto Receivables Trust Series 2019-4A, Class C, 2.72%, 1/15/2025 (a)	11,000	11,318

Chase Funding Trust

Series 2003-4, Class 1A5, 5.08%, 5/25/2033 ‡ (g)	890	920

Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (g)	1,919	2,020

Series 2003-6, Class 1A5, 5.85%, 11/25/2034 ‡ (g)	1,126	1,183

CIG Auto Receivables Trust Series 2019-1A, Class C, 3.82%, 8/15/2024 (a)	3,000	3,078

Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,352

Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	2,024	2,075

COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 3.39%, 6/25/2040 ‡ (a) (i)	4,545	378

CoreVest American Finance Trust

Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (a)	5,250	5,604

Series 2019-2, Class C, 3.68%, 6/15/2052 ‡ (a)	5,526	5,874

Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	32,884	34,493

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CPS Auto Receivables Trust

Series 2017-D, Class C, 3.01%, 10/17/2022 (a)	151	151

Series 2018-A, Class C, 3.05%, 12/15/2023 (a)	462	464

CPS Auto Trust Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	2,043	2,066

Credit Acceptance Auto Loan Trust

Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	18,903	19,354

Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	25,115	25,898

Series 2020-3A, Class C, 2.28%, 2/15/2030 (a)	12,000	12,270

Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (a)	5,340	5,341

Crown Castle Towers LLC 4.24%, 7/15/2028 (a)	10,000	11,330

Currency Capital Funding Trust

Series 2018-1A, Class A, 4.37%, 3/17/2026 ‡ (a) (i)	70,000	69,997

Series 2018-1A, Class A2, 4.37%, 3/17/2026 ‡ (a) (i)	1,932	1,903

CWABS, Inc. Asset-Backed Certificates

Series 2004-1, Class M1, 0.87%, 3/25/2034 ‡ (i)	120	120

Series 2004-1, Class M2, 0.94%, 3/25/2034 ‡ (i)	52	52

Series 2004-1, Class 3A, 0.68%, 4/25/2034 ‡ (i)	220	202

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 1.02%, 10/25/2034 (i)	82	79

Diamond Resorts Owner Trust

Series 2017-1A, Class A, 3.27%, 10/22/2029 (a)	5,734	5,845

Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	2,017	2,039

Drive Auto Receivables Trust

Series 2017-1, Class D, 3.84%, 3/15/2023	7,626	7,705

Series 2019-2, Class B, 3.17%, 11/15/2023	4,578	4,600

Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	25,415	25,755

Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	9,739	9,815

Series 2018-3, Class D, 4.30%, 9/16/2024	31,281	32,217

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-4, Class C, 2.51%, 11/17/2025	16,130	16,483

Series 2019-1, Class D, 4.09%, 6/15/2026	15,350	16,104

Series 2019-2, Class D, 3.69%, 8/17/2026	14,220	14,927

Series 2019-4, Class D, 2.70%, 2/16/2027	12,550	12,992

DT Auto Owner Trust

Series 2019-2A, Class B, 2.99%, 4/17/2023 (a)	12,759	12,833

Series 2017-3A, Class D, 3.58%, 5/15/2023 (a)	1,712	1,718

Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	1,871	1,876

Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	10,518	10,640

Series 2018-2A, Class D, 4.15%, 3/15/2024 (a)	18,000	18,385

Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	9,800	10,166

Series 2020-3A, Class C, 1.47%, 6/15/2026 (a)	6,815	6,924

Elara HGV Timeshare Issuer LLC

Series 2017-A, Class B, 2.96%, 3/25/2030 (a)	3,503	3,568

Series 2017-A, Class C, 3.31%, 3/25/2030 (a)	2,364	2,372

Exeter Automobile Receivables Trust

Series 2016-3A, Class C, 4.22%, 6/15/2022 (a)	369	370

Series 2018-1A, Class C, 3.03%, 1/17/2023 (a)	1,164	1,166

Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	8,692	8,849

Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	33,155	33,784

Series 2019-1A, Class C, 3.82%, 12/16/2024 (a)	7,537	7,628

Series 2019-1A, Class D, 4.13%, 12/16/2024 (a)	7,600	7,902

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	18,525	19,238

Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	22,035	22,751

First Investors Auto Owner Trust Series 2017-1A, Class C, 2.95%, 4/17/2023 (a)	3,269	3,288

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FirstKey Homes Trust

Series 2020-SFR1, Class D, 2.24%, 9/17/2025 ‡ (a)	6,450	6,507

Series 2020-SFR1, Class E, 2.79%, 8/17/2037 ‡ (a)	11,250	11,487

Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (a)	57,000	58,261

Flagship Credit Auto Trust

Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	8,043	8,068

Series 2019-2, Class B, 2.92%, 4/15/2025 (a)	21,324	21,858

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	86,529	94,106

Foundation Finance Trust

Series 2019-1A, Class A, 3.86%, 11/15/2034 (a)	16,562	17,163

Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (a)	18,930	19,122

Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	47,194	48,896

Foursight Capital Automobile Receivables Trust Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	900	896

FREED ABS Trust Series 2019-2, Class A, 2.62%, 11/18/2026 (a)	7,419	7,456

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (i)	129	117

GLS Auto Receivables Issuer Trust Series 2019-1A, Class A, 3.37%, 1/17/2023 (a)	557	558

Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	1,083	1,097

Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	3,386	3,352

Goodgreen Series 2019-2A, Class A, 2.76%, 10/15/2054 (a)	32,631	33,389

Goodgreen Trust

Series 2016-1A, Class A, 3.23%, 10/15/2052 (a)	14,401	14,826

Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	4,119	4,302

Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	19,294	20,275

HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	7,214	6,853

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

HERO Funding (Cayman Islands)

Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	15,574	16,180

Series 2018-1A, Class A2, 4.67%, 9/20/2048 (a)	20,118	21,359

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	2,712	2,731

3.75%, 9/21/2044 ‡	7,545	7,065

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	3,034	3,099

HERO Funding Trust (Cayman Islands)

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	6,109	6,253

Series 2016-4A, Class A1, 3.57%, 9/20/2047 (a)	1,770	1,846

Series 2016-4A, Class A2, 4.29%, 9/20/2047 (a)	3,687	3,888

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	12,505	13,273

HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (a)	538	511

Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (a)	5,456	5,464

Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.29%, 2/25/2024 (a)	4,306	4,329

Hilton Grand Vacations Trust

Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	1,696	1,741

Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	13,122	13,681

Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.52%, 3/25/2036 ‡ (i)	108	108

Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	2,418	2,429

Kabbage Funding LLC Series 2019-1, Class C, 4.61%, 3/15/2024 ‡ (a)	2,865	2,865

KGS-Alpha SBA COOF Trust

Series 2012-3, Class A, IO, 0.53%, 9/25/2026 ‡ (a) (i)	575	6

Series 2014-1, Class A, IO, 1.57%, 10/25/2032 ‡ (a) (i)	15,076	509

Series 2012-4, Class A, IO, 0.89%, 9/25/2037 ‡ (a) (i)	33,838	850

Series 2012-2, Class A, IO, 0.76%, 8/25/2038 ‡ (a) (i)	17,879	369

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-2, Class A, IO, 1.79%, 3/25/2039 ‡ (a) (i)	16,143	647

Series 2012-6, Class A, IO, 0.66%, 5/25/2039 ‡ (a) (i)	15,939	227

Series 2014-2, Class A, IO, 2.88%, 4/25/2040 ‡ (a) (i)	4,313	363

Series 2015-2, Class A, IO, 3.18%, 7/25/2041 ‡ (a) (i)	4,098	472

Lending Point Asset Securitization Trust Series 2020-1, Class A, 2.51%, 2/10/2026 (a)	1,598	1,600

LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 ‡ (a)	32,938	33,641

Lendingpoint SPE Trust

Series 2020-VFN1, Class A1B, 4.36%, 12/15/2026 (a) (i)	35,000	35,054

Series 2020-VFN1, Class A2B1, 4.36%, 12/15/2026 (a) (i)	20,004	20,035

Lendmark Funding Trust

Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	17,859	18,397

Series 2019-2A, Class B, 3.22%, 4/20/2028 ‡ (a)	6,150	6,316

LL ABS Trust Series 2019-1A, Class A, 2.87%, 3/15/2027 (a)	2,328	2,336

Long Beach Mortgage Loan Trust

Series 2004-1, Class M1, 0.87%, 2/25/2034 ‡ (i)	1,063	1,060

Series 2004-3, Class M1, 0.97%, 7/25/2034 ‡ (i)	273	270

LP LMS Asset Securitization Trust

Series 2019-1A, Class A, 4.21%, 11/10/2025 (a)	9,280	9,398

Series 2020-1A, Class A, 3.97%, 2/10/2026 (a)	18,581	18,957

LV Tower 52 Issuer

Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	17,866	18,020

Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	6,635	6,692

Mariner Finance Issuance Trust Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	33,360	34,161

Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	5,089	5,428

Mid-State Capital Trust

Series 2010-1, Class A, 3.50%, 12/15/2045 (a)	824	838

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2010-1, Class M, 5.25%, 12/15/2045 ‡ (a)	1,483	1,525

MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	11,561	11,893

Nationstar HECM Loan Trust Series 2020-1A, Class A1, 1.27%, 9/25/2030 (a) (i)	14,317	14,343

New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 ‡ (g)	1,135	1,167

New Residential Mortgage Loan Trust Series 2020-NPL2, Class A1, 3.23%, 8/25/2060 (a) (g)	15,892	16,021

NMEF Funding LLC

Series 2019-A, Class A, 2.73%, 8/17/2026 (a)	11,310	11,371

Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (a)	11,000	11,175

NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	42,834	43,033

Octane Receivables Trust Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	14,306	14,480

OL SP LLC

Series 2018, Class A, 4.16%, 2/9/2030	3,012	3,141

Series 2018, Class B, 4.61%, 2/9/2030 ‡	941	961

OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	25,537	26,001

Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	35,735	35,765

Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	45,920	47,140

Orange Lake Timeshare Trust Series 2019-A, Class B, 3.36%, 4/9/2038 ‡ (a)	9,577	9,951

Pretium Mortgage Credit Partners I LLC

Series 2020-NPL1, Class A1, 2.86%, 5/27/2059 (a) (g)	30,011	30,118

Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (a) (g)	55,091	55,143

Series 2020-NPL2, Class A1, 3.72%, 2/27/2060 ‡ (a) (g)	25,590	25,824

Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (a) (g)	33,144	33,474

Progress Residential Trust

Series 2017-SFR1, Class E, 4.26%, 8/17/2034 ‡ (a)	6,500	6,588

Series 2018-SFR1, Class E, 4.38%, 3/17/2035 ‡ (a)	12,400	12,421

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	27,455	28,160

Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (a)	988	989

PRPM LLC Series 2020-1A, Class A1, 2.98%, 2/25/2025 ‡ (a) (g)	12,822	12,856

ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044 (a) (i)	19,818	18,902

Regional Management Issuance Trust

Series 2019-1, Class A, 3.05%, 11/15/2028 (a)	21,818	22,186

Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	16,100	16,312

Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (g)	96	37

Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	5,302	5,495

RFLF 1 Issuer LLC Series 2018-1A, Class A, 5.25%, 6/12/2022 ‡ (a)	45,000	45,000

Santander Drive Auto Receivables Trust

Series 2018-1, Class D, 3.32%, 3/15/2024	32,463	33,144

Series 2019-2, Class C, 2.90%, 10/15/2024	17,830	18,217

Series 2019-1, Class C, 3.42%, 4/15/2025	16,565	16,806

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.08%, 1/25/2036 ‡ (g)	452	456

Sierra Timeshare Receivables Funding LLC Series 2020-2A, Class C, 3.51%, 7/20/2037 ‡ (a)	7,016	7,264

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	3,646	3,645

Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (a)	643	650

Structured Asset Securities Corp. Mortgage Pass-Through Certificates

Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 ‡ (g)	420	426

Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 ‡ (g)	336	341

Structured Asset Securities Corp. Pass-Through Certificates

Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	128	124

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	367	355

Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	47,475	48,729

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	34,000	34,585

Towd Point Mortgage Trust Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (a) (g)	50,605	51,244

Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	58,250	58,315

Tricon American Homes Trust

Series 2019-SFR1, Class D, 3.20%, 3/17/2038 ‡ (a)	4,641	4,792

Series 2019-SFR1, Class E, 3.40%, 3/17/2038 ‡ (a)	11,000	11,357

United Airlines Pass-Through Trust

Series 2013-1, Class A, 4.30%, 8/15/2025	929	970

Series 2016-2, Class B, 3.65%, 10/7/2025	6,197	6,076

Series 2016-1, Class B, 3.65%, 1/7/2026	750	738

Series 2018-1, Class B, 4.60%, 3/1/2026	9,502	9,673

Series 2014-1, Class A, 4.00%, 4/11/2026	5,466	5,649

Series 2019-2, Class B, 3.50%, 5/1/2028	11,630	11,162

Series 2016-1, Class AA, 3.10%, 7/7/2028	2,364	2,437

Series 2016-1, Class A, 3.45%, 7/7/2028	11,578	11,617

Series 2016-2, Class AA, 2.88%, 10/7/2028	1,515	1,525

Series 2016-2, Class A, 3.10%, 10/7/2028	10,586	10,456

Series 2018-1, Class AA, 3.50%, 3/1/2030	14,490	14,786

Series 2019-1, Class AA, 4.15%, 8/25/2031	14,176	14,829

Series 2019-1, Class A, 4.55%, 8/25/2031	12,818	13,115

Series 2019-2, Class AA, 2.70%, 5/1/2032	7,390	7,335

Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (a)	8,780	8,777

US Auto Funding LLC

Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	2,513	2,541

Series 2018-1A, Class A, 5.50%, 7/15/2023 (a)	6,332	6,477

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	20,000	20,472

VCAT LLC Series 2020-NPL1, Class A1, 3.67%, 8/25/2050 ‡ (a) (g)	4,914	4,969

Vericrest Opportunity Loan Trust

Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡ (a) (g)	9,722	9,741

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (g)	29,603	29,704

Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (a) (g)	23,380	23,399

Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050 ‡ (a) (g)	26,489	26,626

VMD-WL1 4.71%, 2/28/2021	47,777	47,658

VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/27/2049 ‡ (a) (g)	19,472	19,536

VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (g)	20,770	20,849

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (g)	40,386	40,527

VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, 2.98%, 3/25/2050 ‡ (a) (g)	20,051	20,110

VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050 ‡ (a) (g)	62,581	62,823

Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	7,872	8,122

Westgate Resorts LLC

Series 2017-1A, Class A, 3.05%, 12/20/2030 (a)	3,033	3,042

Series 2020-1A, Class B, 3.96%, 3/20/2034 ‡ (a)	37,527	38,805

World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	34,790	35,731

World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	7,921	8,014

Total Asset-Backed Securities (Cost $3,239,700)		3,298,765

Collateralized Mortgage Obligations — 9.4%

ACC 9/15/2022 ‡	47,086	47,086

Acre 6.25%, 12/22/2021 ‡	42,290	41,867

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	3,680	3,725

Series 2005-1CB, Class 1A6, IF, IO, 6.98%, 3/25/2035 ‡ (i)	1,081	166

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-22T1, Class A2, IF, IO, 4.95%, 6/25/2035 ‡ (i)	4,474	677

Series 2005-20CB, Class 3A8, IF, IO, 4.63%, 7/25/2035 ‡ (i)	3,745	485

Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,589	1,591

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	59	41

Series 2005-37T1, Class A2, IF, IO, 4.93%, 9/25/2035 ‡ (i)	15,475	2,271

Series 2005-54CB, Class 1A2, IF, IO, 4.73%, 11/25/2035 ‡ (i)	5,308	761

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,343	1,274

Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	19	18

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	614	616

American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (i)	15	16

Antler Mortgage Trust

Series 2019-RTL1, Class A1, 4.46%, 6/27/2022 (a)	2,675	2,676

Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (a)	5,895	5,903

ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (i)	1,004	947

Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019 ‡	8	7

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	180	143

Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	222	240

Series 2004-C, Class 1A1, 3.23%, 12/20/2034 (i)	287	297

Series 2005-E, Class 4A1, 3.00%, 3/20/2035 (i)	28	29

Series 2005-6, Class 2A7, 5.50%, 10/25/2035	174	177

Series 2005-7, Class 30, PO, 11/25/2035 ‡	158	147

Series 2005-8, Class 30, PO, 1/25/2036 ‡	74	55

Series 2006-1, Class X, PO, 1/25/2036 ‡	75	54

Banc of America Mortgage Trust Series 2003-C, Class 3A1, 4.00%, 4/25/2033 (i)	95	97

Bayview Financing Trust Series 2020-3F, Class A, 3.12%, 11/10/2022 ‡ (a) (i)	66,887	66,887

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (i)	110	110

Bear Stearns ARM Trust

Series 2003-2, Class A5, 2.56%, 1/25/2033 (a) (i)	787	813

Series 2003-7, Class 3A, 2.60%, 10/25/2033 (i)	47	46

Series 2004-2, Class 14A, 3.25%, 5/25/2034 (i)	362	357

Series 2006-1, Class A1, 2.37%, 2/25/2036 (i)	901	933

Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048 (a) (g)	9,210	9,230

Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033 ‡	49	46

Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034 ‡	27	24

CFMT LLC Series 2021-HB5, Class A, 0.80%, 2/25/2031 (a) (i)	35,350	35,310

Chase Mortgage Finance Trust

Series 2007-A2, Class 2A1, 2.78%, 6/25/2035 (i)	315	320

Series 2007-A2, Class 1A1, 3.50%, 6/25/2035 (i)	166	162

Series 2007-A1, Class 1A3, 2.87%, 2/25/2037 (i)	199	202

Series 2007-A1, Class 9A1, 2.92%, 2/25/2037 (i)	234	238

Series 2007-A1, Class 2A1, 3.17%, 2/25/2037 (i)	396	402

Series 2007-A1, Class 7A1, 3.40%, 2/25/2037 (i)	62	63

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	13	1

Series 2002-18, PO, 11/25/2032 ‡	48	44

Series 2004-3, Class A26, 5.50%, 4/25/2034	177	180

Series 2004-3, Class A4, 5.75%, 4/25/2034	120	122

Series 2004-HYB1, Class 2A, 2.66%, 5/20/2034 (i)	72	74

Series 2004-HYB3, Class 2A, 3.01%, 6/20/2034 (i)	425	435

Series 2004-7, Class 2A1, 3.57%, 6/25/2034 (i)	51	52

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-5, Class 1A4, 5.50%, 6/25/2034	812	840

Series 2004-HYB6, Class A3, 2.77%, 11/20/2034 (i)	263	271

Series 2005-14, Class A2, 5.50%, 7/25/2035	142	118

Series 2005-16, Class A23, 5.50%, 9/25/2035	63	56

Series 2005-22, Class 2A1, 2.67%, 11/25/2035 (i)	1,033	990

Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	291	299

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class 1, PO, 6/25/2033 ‡	1	1

Series 2003-HYB1, Class A, 2.60%, 9/25/2033 (i)	401	419

Citigroup Mortgage Loan Trust

Series 2009-10, Class 1A1, 2.79%, 9/25/2033 (a) (i)	1,105	1,116

Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (i)	3,230	3,401

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class 3, PO, 9/25/2033 ‡	33	30

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	24	24

Series 2003-1, Class 2, PO, 10/25/2033 ‡	6	5

Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	17	17

Series 2003-1, Class 2A5, 5.25%, 10/25/2033	99	102

Series 2004-UST1, Class A6, 2.63%, 8/25/2034 (i)	51	49

Series 2005-1, Class 2A1A, 2.23%, 2/25/2035 (i)	179	168

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	758	785

Series 2005-5, Class 1A2, 2.89%, 8/25/2035 (i)	513	416

Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (i) (l)	8,628	136

Credit Suisse First Boston Mortgage Securities Corp.

Series 2004-5, Class 3A1, 5.25%, 8/25/2019	82	75

Series 2003-1, Class DB1, 6.71%, 2/25/2033 (i)	530	540

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2003-AR15, Class 3A1, 3.23%, 6/25/2033 (i)	195		201

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	332		343

Series 2003-23, Class 1P, PO, 10/25/2033 ‡	292		246

CSFB Mortgage-Backed Pass-Through Certificates

Series 2003-27, Class 5A3, 5.25%, 11/25/2033	159		161

Series 2003-27, Class 5A4, 5.25%, 11/25/2033	185		189

Series 2004-4, Class 2A4, 5.50%, 9/25/2034	236		246

Series 2004-8, Class 1A4, 5.50%, 12/25/2034	646		660

Series 2005-9, Class AP, PO, 10/25/2035 ‡	101		83

Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	1,374		16

Series 2005-10, Class AP, PO, 11/25/2035 ‡	60		42

CSMA SFR Holdings II 7/25/2023 ‡	47,482		47,435

CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (i)	31,802		31,768

CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (a)	5,270		6,878

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.95%, 2/25/2020 (i)	87		87

FHLMC — GNMA

Series 8, Class ZA, 7.00%, 3/25/2023	19		20

Series 24, Class ZE, 6.25%, 11/25/2023	21		22

Series 29, Class L, 7.50%, 4/25/2024	149		159

FHLMC, Reference REMIC

Series R006, Class ZA, 6.00%, 4/15/2036	2,080		2,465

Series R007, Class ZA, 6.00%, 5/15/2036	2,726		3,218

FHLMC, REMIC

Series 1065, Class J, 9.00%, 4/15/2021	—	(j)	—	(j)

Series 1144, Class KB, 8.50%, 9/15/2021	1		1

Series 3688, Class CU, 6.74%, 11/15/2021 (i)	12		12

Series 1206, Class IA, 7.00%, 3/15/2022	1		1

Series 1250, Class J, 7.00%, 5/15/2022	1		1

Series 1343, Class LB, 7.50%, 8/15/2022	2		2

Series 1343, Class LA, 8.00%, 8/15/2022	6		6

Series 1370, Class JA, 1.26%, 9/15/2022 (i)	4		4

Series 2512, Class PG, 5.50%, 10/15/2022	108		111

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1455, Class WB, IF, 4.61%, 12/15/2022 (i)	4	4

Series 2535, Class BK, 5.50%, 12/15/2022	32	33

Series 1470, Class F, 1.47%, 2/15/2023 (i)	1	1

Series 1466, Class PZ, 7.50%, 2/15/2023	44	46

Series 2586, Class HD, 5.50%, 3/15/2023	444	462

Series 1498, Class I, 1.26%, 4/15/2023 (i)	28	29

Series 2595, Class HC, 5.50%, 4/15/2023	508	529

Series 1502, Class PX, 7.00%, 4/15/2023	46	48

Series 1491, Class I, 7.50%, 4/15/2023	9	9

Series 1798, Class F, 5.00%, 5/15/2023	45	46

Series 1505, Class Q, 7.00%, 5/15/2023	5	6

Series 1518, Class G, IF, 8.87%, 5/15/2023 (i)	20	21

Series 2033, Class J, 5.60%, 6/15/2023	86	89

Series 1541, Class O, 0.24%, 7/15/2023 (i)	21	21

Series 2638, Class DS, IF, 8.49%, 7/15/2023 (i)	31	33

Series 1541, Class M, HB, IF, 25.64%, 7/15/2023 (i)	4	5

Series 1570, Class F, 1.96%, 8/15/2023 (i)	1	1

Series 1608, Class L, 6.50%, 9/15/2023	147	156

Series 1573, Class PZ, 7.00%, 9/15/2023	37	39

Series 2571, Class SK, HB, IF, 34.02%, 9/15/2023 (i)	16	21

Series 1591, Class PV, 6.25%, 10/15/2023	21	22

Series 1602, Class SA, HB, IF, 22.34%, 10/15/2023 (i)	17	20

Series 2709, Class PG, 5.00%, 11/15/2023	662	691

Series 2710, Class HB, 5.50%, 11/15/2023	132	137

Series 1642, Class PJ, 6.00%, 11/15/2023	60	63

Series 2720, Class PC, 5.00%, 12/15/2023	68	71

Series 1983, Class Z, 6.50%, 12/15/2023	37	39

Series 2283, Class K, 6.50%, 12/15/2023	43	46

Series 1658, Class GZ, 7.00%, 1/15/2024	21	23

Series 1700, Class GA, PO, 2/15/2024	6	6

Series 1865, Class D, PO, 2/15/2024	40	39

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1671, Class L, 7.00%, 2/15/2024	11	12

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	14	16

Series 1686, Class SH, IF, 18.95%, 2/15/2024 (i)	2	3

Series 1709, Class FA, 0.26%, 3/15/2024 (i)	1	1

Series 1699, Class FC, 0.73%, 3/15/2024 (i)	4	4

Series 1695, Class EB, 7.00%, 3/15/2024	19	21

Series 1706, Class K, 7.00%, 3/15/2024	115	122

Series 2033, Class SN, HB, IF, 29.36%, 3/15/2024 (i)	13	2

Series 1720, Class PL, 7.50%, 4/15/2024	65	69

Series 2306, Class K, PO, 5/15/2024	18	18

Series 2306, Class SE, IF, IO, 9.49%, 5/15/2024 (i)	43	5

Series 1737, Class L, 6.00%, 6/15/2024	69	73

Series 1745, Class D, 7.50%, 8/15/2024	29	31

Series 3614, Class QB, 4.00%, 12/15/2024	851	890

Series 2903, Class Z, 5.00%, 12/15/2024	204	222

Series 2967, Class S, HB, IF, 33.21%, 4/15/2025 (i)	66	84

Series 3684, Class CY, 4.50%, 6/15/2025	2,937	3,106

Series 3022, Class SX, IF, 16.59%, 8/15/2025 (i)	28	34

Series 3051, Class DP, HB, IF, 27.53%, 10/15/2025 (i)	90	122

Series 3793, Class AB, 3.50%, 1/15/2026	3,000	3,152

Series 1829, Class ZB, 6.50%, 3/15/2026	10	11

Series 1863, Class Z, 6.50%, 7/15/2026	75	80

Series 1890, Class H, 7.50%, 9/15/2026	16	17

Series 1899, Class ZE, 8.00%, 9/15/2026	43	49

Series 1927, Class ZA, 6.50%, 1/15/2027	67	75

Series 1927, Class PH, 7.50%, 1/15/2027	108	123

Series 1963, Class Z, 7.50%, 1/15/2027	41	48

Series 1935, Class FL, 0.81%, 2/15/2027 (i)	3	3

Series 1981, Class Z, 6.00%, 5/15/2027	85	93

Series 1970, Class PG, 7.25%, 7/15/2027	4	4

Series 1987, Class PE, 7.50%, 9/15/2027	39	45

Series 2019, Class Z, 6.50%, 12/15/2027	52	59

Series 2038, Class PN, IO, 7.00%, 3/15/2028	61	9

Series 2040, Class PE, 7.50%, 3/15/2028	187	217

Series 2054, Class PV, 7.50%, 5/15/2028	69	79

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2063, Class PG, 6.50%, 6/15/2028	100	114

Series 2064, Class TE, 7.00%, 6/15/2028	13	15

Series 2070, Class C, 6.00%, 7/15/2028	60	68

Series 2075, Class PM, 6.25%, 8/15/2028	219	245

Series 2075, Class PH, 6.50%, 8/15/2028	204	233

Series 2086, Class GB, 6.00%, 9/15/2028	42	47

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	83	8

Series 2095, Class PE, 6.00%, 11/15/2028	174	196

Series 2106, Class ZD, 6.00%, 12/15/2028	343	387

Series 2388, Class FB, 0.71%, 1/15/2029 (i)	83	83

Series 2110, Class PG, 6.00%, 1/15/2029	476	540

Series 2125, Class JZ, 6.00%, 2/15/2029	98	109

Series 2126, Class CB, 6.25%, 2/15/2029	496	554

Series 2132, Class SB, HB, IF, 30.02%, 3/15/2029 (i)	13	20

Series 2141, IO, 7.00%, 4/15/2029	7	1

Series 2169, Class TB, 7.00%, 6/15/2029	425	490

Series 2163, Class PC, IO, 7.50%, 6/15/2029	34	4

Series 2172, Class QC, 7.00%, 7/15/2029	232	271

Series 2176, Class OJ, 7.00%, 8/15/2029	108	126

Series 3800, Class AI, IO, 4.00%, 11/15/2029	91	—	(j)

Series 2196, Class TL, 7.50%, 11/15/2029	1	1

Series 2201, Class C, 8.00%, 11/15/2029	87	100

Series 2204, Class GB, 8.00%, 12/20/2029 (i)	6	1

Series 2208, Class PG, 7.00%, 1/15/2030	216	254

Series 2209, Class TC, 8.00%, 1/15/2030	58	69

Series 2210, Class Z, 8.00%, 1/15/2030	208	251

Series 2224, Class CB, 8.00%, 3/15/2030	50	60

Series 3654, Class DC, 5.00%, 4/15/2030	6,098	6,980

Series 2230, Class Z, 8.00%, 4/15/2030	70	83

Series 2234, Class PZ, 7.50%, 5/15/2030	47	56

Series 2247, Class Z, 7.50%, 8/15/2030	50	59

Series 2256, Class MC, 7.25%, 9/15/2030	120	144

Series 2259, Class ZM, 7.00%, 10/15/2030	153	181

Series 2262, Class Z, 7.50%, 10/15/2030	14	17

Series 2271, Class PC, 7.25%, 12/15/2030	158	188

Series 2296, Class PD, 7.00%, 3/15/2031	93	110

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2313, Class LA, 6.50%, 5/15/2031	33	38

Series 2325, Class PM, 7.00%, 6/15/2031	79	94

Series 2359, Class ZB, 8.50%, 6/15/2031	184	224

Series 2333, Class HC, 6.00%, 7/15/2031	76	88

Series 2332, Class ZH, 7.00%, 7/15/2031	189	224

Series 2344, Class ZD, 6.50%, 8/15/2031	1,113	1,291

Series 2344, Class ZJ, 6.50%, 8/15/2031	117	139

Series 2345, Class NE, 6.50%, 8/15/2031	80	94

Series 2351, Class PZ, 6.50%, 8/15/2031	104	119

Series 2367, Class ME, 6.50%, 10/15/2031	109	122

Series 2399, Class OH, 6.50%, 1/15/2032	133	156

Series 2399, Class TH, 6.50%, 1/15/2032	161	189

Series 2418, Class FO, 1.01%, 2/15/2032 (i)	417	422

Series 2410, Class OE, 6.38%, 2/15/2032	93	101

Series 2410, Class NG, 6.50%, 2/15/2032	185	218

Series 2420, Class XK, 6.50%, 2/15/2032	221	260

Series 2475, Class S, IF, IO, 7.89%, 2/15/2032 (i)	440	88

Series 2410, Class QX, IF, IO, 8.54%, 2/15/2032 (i)	91	18

Series 2412, Class SP, IF, 15.88%, 2/15/2032 (i)	241	319

Series 2410, Class QS, IF, 19.21%, 2/15/2032 (i)	223	329

Series 2423, Class TB, 6.50%, 3/15/2032	298	337

Series 2430, Class WF, 6.50%, 3/15/2032	281	333

Series 2423, Class MC, 7.00%, 3/15/2032	169	200

Series 2423, Class MT, 7.00%, 3/15/2032	205	244

Series 2444, Class ES, IF, IO, 7.84%, 3/15/2032 (i)	185	34

Series 2450, Class SW, IF, IO, 7.89%, 3/15/2032 (i)	121	22

Series 2434, Class ZA, 6.50%, 4/15/2032	609	691

Series 2435, Class CJ, 6.50%, 4/15/2032	453	531

Series 2441, Class GF, 6.50%, 4/15/2032	65	77

Series 2434, Class TC, 7.00%, 4/15/2032	357	424

Series 2436, Class MC, 7.00%, 4/15/2032	101	116

Series 2455, Class GK, 6.50%, 5/15/2032	197	231

Series 2450, Class GZ, 7.00%, 5/15/2032	185	223

Series 2458, Class ZM, 6.50%, 6/15/2032	184	209

Series 2466, Class DH, 6.50%, 6/15/2032	129	153

Series 2466, Class PH, 6.50%, 6/15/2032	236	277

Series 2474, Class NR, 6.50%, 7/15/2032	211	242

Series 2484, Class LZ, 6.50%, 7/15/2032	294	352

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3393, Class JO, PO, 9/15/2032	747	694

Series 2500, Class MC, 6.00%, 9/15/2032	268	312

Series 2835, Class QO, PO, 12/15/2032	37	34

Series 2571, Class FY, 0.86%, 12/15/2032 (i)	277	282

Series 2543, Class YX, 6.00%, 12/15/2032	528	606

Series 2544, Class HC, 6.00%, 12/15/2032	255	305

Series 2571, Class SY, IF, 18.33%, 12/15/2032 (i)	163	230

Series 2552, Class ME, 6.00%, 1/15/2033	338	396

Series 2567, Class QD, 6.00%, 2/15/2033	320	375

Series 2575, Class ME, 6.00%, 2/15/2033	1,320	1,532

Series 2596, Class QG, 6.00%, 3/15/2033	209	235

Series 2586, Class WI, IO, 6.50%, 3/15/2033	141	27

Series 2631, Class SA, IF, 14.64%, 6/15/2033 (i)	500	646

Series 2653, Class PZ, 5.00%, 7/15/2033	2,865	3,187

Series 2642, Class SL, IF, 6.74%, 7/15/2033 (i)	4	4

Series 2692, Class SC, IF, 13.06%, 7/15/2033 (i)	165	219

Series 4238, Class WY, 3.00%, 8/15/2033	4,297	4,616

Series 2671, Class S, IF, 14.55%, 9/15/2033 (i)	138	186

Series 2733, Class SB, IF, 7.91%, 10/15/2033 (i)	3,717	4,288

Series 2780, Class SY, IF, 16.25%, 11/15/2033 (i)	68	92

Series 2722, Class PF, 0.71%, 12/15/2033 (i)	1,100	1,104

Series 3920, Class LP, 5.00%, 1/15/2034	1,759	2,019

Series 2744, Class PE, 5.50%, 2/15/2034	16	17

Series 2802, Class OH, 6.00%, 5/15/2034	824	924

Series 2990, Class SL, HB, IF, 24.08%, 6/15/2034 (i)	211	261

Series 3611, PO, 7/15/2034	729	684

Series 3305, Class MG, IF, 2.33%, 7/15/2034 (i)	285	301

Series 2990, Class GO, PO, 2/15/2035	226	208

Series 2929, Class MS, HB, IF, 27.67%, 2/15/2035 (i)	294	426

Series 3077, Class TO, PO, 4/15/2035	291	284

Series 2968, Class EH, 6.00%, 4/15/2035	8,596	9,805

Series 2981, Class FA, 0.51%, 5/15/2035 (i)	382	384

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2988, Class AF, 0.41%, 6/15/2035 (i)	529	530

Series 2990, Class WP, IF, 16.70%, 6/15/2035 (i)	10	13

Series 3014, Class OD, PO, 8/15/2035	54	48

Series 3085, Class WF, 0.91%, 8/15/2035 (i)	357	364

Series 3029, Class SO, PO, 9/15/2035	154	150

Series 3064, Class SG, IF, 19.63%, 11/15/2035 (i)	236	343

Series 3101, Class UZ, 6.00%, 1/15/2036	835	984

Series 3102, Class HS, HB, IF, 24.16%, 1/15/2036 (i)	48	68

Series 3117, Class AO, PO, 2/15/2036	464	453

Series 3117, Class EO, PO, 2/15/2036	189	175

Series 3117, Class OG, PO, 2/15/2036	149	140

Series 3117, Class OK, PO, 2/15/2036	166	154

Series 3122, Class OH, PO, 3/15/2036	288	268

Series 3122, Class OP, PO, 3/15/2036	266	260

Series 3134, PO, 3/15/2036	46	43

Series 3122, Class ZB, 6.00%, 3/15/2036	24	35

Series 3138, PO, 4/15/2036	217	200

Series 3147, PO, 4/15/2036	541	528

Series 3607, Class AO, PO, 4/15/2036	451	409

Series 3607, Class BO, PO, 4/15/2036	826	771

Series 3137, Class XP, 6.00%, 4/15/2036	522	617

Series 3219, Class DI, IO, 6.00%, 4/15/2036	434	90

Series 3819, Class ZQ, 6.00%, 4/15/2036	4,514	5,341

Series 3149, Class SO, PO, 5/15/2036	117	99

Series 3151, PO, 5/15/2036	264	245

Series 3153, Class EO, PO, 5/15/2036	359	328

Series 3233, Class OP, PO, 5/15/2036	64	59

Series 3998, Class GF, 0.56%, 5/15/2036 (i)	980	982

Series 3171, Class MO, PO, 6/15/2036	578	561

Series 3164, Class MG, 6.00%, 6/15/2036	118	129

Series 3523, Class SD, IF, 19.35%, 6/15/2036 (i)	145	194

Series 3179, Class OA, PO, 7/15/2036	151	136

Series 3181, Class AZ, 6.50%, 7/15/2036	625	738

Series 3195, Class PD, 6.50%, 7/15/2036	495	568

Series 3194, Class SA, IF, IO, 6.99%, 7/15/2036 (i)	62	13

Series 3200, PO, 8/15/2036	239	223

Series 3200, Class AY, 5.50%, 8/15/2036	1,056	1,232

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3645, Class KZ, 5.50%, 8/15/2036	377	437

Series 3202, Class HI, IF, IO, 6.54%, 8/15/2036 (i)	3,587	760

Series 3213, Class OA, PO, 9/15/2036	144	131

Series 3218, Class AO, PO, 9/15/2036	111	94

Series 3225, Class EO, PO, 10/15/2036	283	262

Series 3232, Class ST, IF, IO, 6.59%, 10/15/2036 (i)	396	82

Series 3704, Class DT, 7.50%, 11/15/2036	3,646	4,455

Series 3256, PO, 12/15/2036	146	134

Series 3704, Class CT, 7.00%, 12/15/2036	8,473	10,258

Series 3704, Class ET, 7.50%, 12/15/2036	3,053	3,771

Series 3261, Class OA, PO, 1/15/2037	149	136

Series 3260, Class CS, IF, IO, 6.03%, 1/15/2037 (i)	240	48

Series 3274, Class JO, PO, 2/15/2037	38	36

Series 3510, Class OD, PO, 2/15/2037	408	395

Series 3275, Class FL, 0.55%, 2/15/2037 (i)	274	277

Series 3274, Class B, 6.00%, 2/15/2037	277	313

Series 3286, PO, 3/15/2037	64	54

Series 3290, Class SB, IF, IO, 6.34%, 3/15/2037 (i)	427	77

Series 3443, Class SY, IF, 9.00%, 3/15/2037 (i)	138	167

Series 3373, Class TO, PO, 4/15/2037	159	147

Series 3302, Class UT, 6.00%, 4/15/2037	411	481

Series 3316, PO, 5/15/2037	277	248

Series 3318, Class AO, PO, 5/15/2037	8	8

Series 3607, PO, 5/15/2037	1,537	1,401

Series 3315, Class HZ, 6.00%, 5/15/2037	432	495

Series 3326, Class JO, PO, 6/15/2037	26	24

Series 3331, PO, 6/15/2037	152	142

Series 3607, Class OP, PO, 7/15/2037	1,364	1,225

Series 4032, Class TO, PO, 7/15/2037	2,099	1,879

Series 4048, Class FJ, 0.54%, 7/15/2037 (i)	4,367	4,367

Series 3344, Class SL, IF, IO, 6.49%, 7/15/2037 (i)	320	57

Series 3365, PO, 9/15/2037	211	190

Series 3371, Class FA, 0.71%, 9/15/2037 (i)	112	113

Series 3387, Class SA, IF, IO, 6.31%, 11/15/2037 (i)	1,617	300

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3383, Class SA, IF, IO, 6.34%, 11/15/2037 (i)	1,088	219

Series 3404, Class SC, IF, IO, 5.89%, 1/15/2038 (i)	2,112	423

Series 3422, Class SE, IF, 17.17%, 2/15/2038 (i)	80	109

Series 3423, Class PB, 5.50%, 3/15/2038	1,819	2,103

Series 3424, Class PI, IF, IO, 6.69%, 4/15/2038 (i)	1,059	252

Series 3453, Class B, 5.50%, 5/15/2038	135	154

Series 3461, Class LZ, 6.00%, 6/15/2038	112	129

Series 3461, Class Z, 6.00%, 6/15/2038	2,404	2,782

Series 3455, Class SE, IF, IO, 6.09%, 6/15/2038 (i)	829	135

Series 3481, Class SJ, IF, IO, 5.74%, 8/15/2038 (i)	1,497	286

Series 3895, Class WA, 5.71%, 10/15/2038 (i)	624	715

Series 3501, Class CB, 5.50%, 1/15/2039	1,134	1,310

Series 3546, Class A, 2.19%, 2/15/2039 (i)	452	468

Series 3511, Class SA, IF, IO, 5.89%, 2/15/2039 (i)	630	103

Series 4095, Class FB, 0.51%, 4/15/2039 (i)	1,131	1,133

Series 3531, Class SM, IF, IO, 5.99%, 5/15/2039 (i)	114	20

Series 3531, Class SA, IF, IO, 6.19%, 5/15/2039 (i)	743	63

Series 3549, Class FA, 1.31%, 7/15/2039 (i)	164	167

Series 3680, Class MA, 4.50%, 7/15/2039	2,173	2,286

Series 4219, Class JA, 3.50%, 8/15/2039	1,218	1,238

Series 3607, Class TO, PO, 10/15/2039	763	698

Series 3795, Class EI, IO, 5.00%, 10/15/2039	1,238	77

Series 3608, Class SC, IF, IO, 6.14%, 12/15/2039 (i)	657	111

Series 3621, Class BO, PO, 1/15/2040	680	632

Series 3802, Class LS, IF, IO, 2.34%, 1/15/2040 (i)	3,834	184

Series 3632, Class BS, IF, 17.13%, 2/15/2040 (i)	2,154	3,014

Series 3966, Class BF, 0.61%, 10/15/2040 (i)	514	516

Series 3740, Class SB, IF, IO, 5.89%, 10/15/2040 (i)	2,292	354

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3740, Class SC, IF, IO, 5.89%, 10/15/2040 (i)	1,839		350

Series 3801, Class GB, 4.50%, 11/15/2040	655		700

Series 3779, Class GZ, 4.50%, 12/15/2040	9,454		10,070

Series 3779, Class Z, 4.50%, 12/15/2040	26,093		28,447

Series 3860, Class PZ, 5.00%, 5/15/2041	11,993		14,009

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (i)	1,410		1,520

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (i)	3,744		4,012

Series 4048, Class FB, 0.51%, 10/15/2041 (i)	3,807		3,820

Series 3957, Class B, 4.00%, 11/15/2041	2,925		3,220

Series 3966, Class NA, 4.00%, 12/15/2041	2,047		2,273

Series 4012, Class FN, 0.61%, 3/15/2042 (i)	5,430		5,479

Series 4077, Class FB, 0.61%, 7/15/2042 (i)	2,504		2,530

Series 4217, Class KY, 3.00%, 6/15/2043	1,794		1,912

Series 4257, Class DZ, 2.50%, 10/15/2043	5,881		6,026

Series 3688, Class GT, 7.39%, 11/15/2046 (i)	4,188		4,991

Series 4784, Class NZ, 4.00%, 5/15/2048	4,479		4,790

Series 4822, Class Z, 4.00%, 5/15/2048	16,949		18,339

Series 4809, Class KZ, 4.00%, 6/15/2048	21,135		22,667

Series 4818, Class DZ, 4.00%, 6/15/2048	16,630		17,715

Series 4807, Class EZ, 4.00%, 7/15/2048	8,621		9,380

Series 4809, Class ZM, 4.00%, 7/15/2048	33,371		36,532

Series 4822, Class ZB, 4.00%, 7/15/2048	9,585		10,318

Series 4838, Class KZ, 4.00%, 9/15/2048	10,977		11,548

Series 4837, Class ZB, 4.00%, 10/15/2048	9,086		10,061

FHLMC, STRIPS

Series 134, Class B, IO, 9.00%, 4/1/2022	—	(j)	—	(j)

Series 197, PO, 4/1/2028	356		343

Series 233, Class 11, IO, 5.00%, 9/15/2035	775		143

Series 233, Class 12, IO, 5.00%, 9/15/2035	663		100

Series 233, Class 13, IO, 5.00%, 9/15/2035	1,227		224

Series 239, Class S30, IF, IO, 7.59%, 8/15/2036 (i)	2,300		578

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 264, Class F1, 0.66%, 7/15/2042 (i)	10,993	11,099

Series 262, Class 35, 3.50%, 7/15/2042	25,625	27,589

Series 270, Class F1, 0.61%, 8/15/2042 (i)	4,284	4,330

Series 299, Class 300, 3.00%, 1/15/2043	2,344	2,435

Series 310, PO, 9/15/2043	5,726	4,975

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.15%, 7/25/2032 (i)	428	480

Series T-48, Class 1A, 4.75%, 7/25/2033 (i)	1,262	1,396

Series T-76, Class 2A, 1.71%, 10/25/2037 (i)	8,600	8,755

Series T-42, Class A5, 7.50%, 2/25/2042	1,729	2,122

Series T-51, Class 2A, 7.50%, 8/25/2042 (i)	303	382

Series T-54, Class 2A, 6.50%, 2/25/2043	1,828	2,172

Series T-54, Class 3A, 7.00%, 2/25/2043	591	708

Series T-56, Class A5, 5.23%, 5/25/2043	4,056	4,620

Series T-57, Class 1AP, PO, 7/25/2043	150	131

Series T-57, Class 1A3, 7.50%, 7/25/2043	401	508

Series T-58, Class A, PO, 9/25/2043	166	142

Series T-58, Class 4A, 7.50%, 9/25/2043	2,186	2,576

Series T-59, Class 1AP, PO, 10/25/2043	194	137

Series T-59, Class 1A2, 7.00%, 10/25/2043	2,250	2,670

Series T-62, Class 1A1, 1.58%, 10/25/2044 (i)	2,885	2,913

First Horizon Alternative Mortgage Securities Trust

Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	654	485

Series 2007-FA4, Class 1A2, IF, IO, 5.53%, 8/25/2037 ‡ (i)	6,002	1,321

FMC GMSR Issuer Trust Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (i)	56,650	56,713

FNMA Trust, Whole Loan

Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	1,581	1,866

Series 2003-W8, Class 3F1, 0.52%, 5/25/2042 (i)	213	213

Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	403	466

Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	681	797

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	2,514		2,835

Series 2003-W6, Class 3A, 6.50%, 9/25/2042	902		1,053

Series 2003-W8, Class 2A, 7.00%, 10/25/2042	982		1,143

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	311		367

Series 2004-W8, Class 3A, 7.50%, 6/25/2044	310		371

Series 2004-W15, Class 2AF, 0.37%, 8/25/2044 (i)	909		904

Series 2005-W3, Class 2AF, 0.34%, 3/25/2045 (i)	7,564		7,536

Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	408		469

Series 2006-W2, Class 2A, 3.02%, 11/25/2045 (i)	982		1,040

Series 2006-W2, Class 1AF1, 0.34%, 2/25/2046 (i)	3,310		3,310

FNMA, Grantor Trust, Whole Loan

Series 1999-T2, Class A1, 7.50%, 1/19/2039 (i)	470		511

Series 2001-T3, Class A1, 7.50%, 11/25/2040	755		859

Series 2002-T16, Class A2, 7.00%, 7/25/2042	843		1,017

Series 2004-T2, Class 2A, 3.71%, 7/25/2043 (i)	725		762

Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	1,446		1,702

Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	167		196

Series 2004-T3, Class PT1, 10.27%, 1/25/2044 (i)	176		214

Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	2,146		2,521

Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	896		1,069

FNMA, REMIC

Series 1991-42, Class S, IF, 17.47%, 5/25/2021 (i)	—	(j)	—	(j)

Series 2001-48, Class Z, 6.50%, 9/25/2021	28		28

Series G-51, Class SA, HB, IF, 27.90%, 12/25/2021 (i)	—	(j)	—	(j)

Series 2002-5, Class PK, 6.00%, 2/25/2022	55		56

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2002-1, Class HC, 6.50%, 2/25/2022	8		8

Series 2007-15, Class NO, PO, 3/25/2022	15		15

Series 1992-101, Class J, 7.50%, 6/25/2022	—	(j)	—	(j)

Series G92-42, Class Z, 7.00%, 7/25/2022	1		1

Series G92-35, Class E, 7.50%, 7/25/2022	10		10

Series 1992-117, Class MA, 8.00%, 7/25/2022	22		23

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(j)	—	(j)

Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(j)	—	(j)

Series 1992-136, Class PK, 6.00%, 8/25/2022	5		5

Series 1996-59, Class J, 6.50%, 8/25/2022	5		5

Series G92-52, Class FD, 0.15%, 9/25/2022 (i)	1		1

Series 1992-143, Class MA, 5.50%, 9/25/2022	2		2

Series 2002-54, Class PG, 6.00%, 9/25/2022	135		138

Series G92-54, Class ZQ, 7.50%, 9/25/2022	5		5

Series 1992-163, Class M, 7.75%, 9/25/2022	6		6

Series 1992-150, Class M, 8.00%, 9/25/2022	25		26

Series G92-62, Class B, PO, 10/25/2022	2		2

Series G92-59, Class F, 1.16%, 10/25/2022 (i)	1		1

Series G92-61, Class Z, 7.00%, 10/25/2022	3		3

Series 1992-188, Class PZ, 7.50%, 10/25/2022	16		16

Series G93-1, Class KA, 7.90%, 1/25/2023	12		12

Series G93-5, Class Z, 6.50%, 2/25/2023	7		7

Series 1997-61, Class ZC, 7.00%, 2/25/2023	74		77

Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (i)	3		3

Series 2003-17, Class EQ, 5.50%, 3/25/2023	296		306

Series G93-14, Class J, 6.50%, 3/25/2023	5		5

Series 1993-37, Class PX, 7.00%, 3/25/2023	55		57

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1993-25, Class J, 7.50%, 3/25/2023	16	17

Series 1993-21, Class KA, 7.70%, 3/25/2023	7	8

Series 1998-4, Class C, PO, 4/25/2023	3	3

Series 2003-23, Class EQ, 5.50%, 4/25/2023	568	589

Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (i)	11	12

Series 1993-54, Class Z, 7.00%, 4/25/2023	16	17

Series 1993-62, Class SA, IF, 19.46%, 4/25/2023 (i)	8	9

Series 1998-43, Class SA, HB, IF, 20.48%, 4/25/2023 (i)	14	2

Series 2003-39, Class LW, 5.50%, 5/25/2023	140	145

Series 1993-56, Class PZ, 7.00%, 5/25/2023	196	206

Series 2008-47, Class SI, IF, IO, 6.38%, 6/25/2023 (i)	12	—	(j)

Series 2008-61, Class BH, 4.50%, 7/25/2023	177	182

Series 1993-136, Class ZB, 6.00%, 7/25/2023 (i)	91	96

Series 1993-122, Class M, 6.50%, 7/25/2023	4	4

Series 1993-99, Class Z, 7.00%, 7/25/2023	99	105

Series 2002-1, Class G, 7.00%, 7/25/2023	68	71

Series G93-27, Class FD, 1.00%, 8/25/2023 (i)	9	9

Series 2002-83, Class CS, 6.88%, 8/25/2023	98	103

Series 1993-141, Class Z, 7.00%, 8/25/2023	161	169

Series 1999-38, Class SK, IF, IO, 7.93%, 8/25/2023 (i)	3	—	(j)

Series 1996-14, Class SE, IF, IO, 9.64%, 8/25/2023 (i)	89	7

Series 1993-205, Class H, PO, 9/25/2023	7	7

Series G93-37, Class H, PO, 9/25/2023	2	2

Series 1993-178, Class PK, 6.50%, 9/25/2023	9	9

Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (i)	6	7

Series 1993-165, Class SD, IF, 13.88%, 9/25/2023 (i)	5	5

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1993-183, Class KA, 6.50%, 10/25/2023	133		141

Series 1993-189, Class PL, 6.50%, 10/25/2023	46		49

Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (i)	3		3

Series 1999-52, Class NS, HB, IF, 23.05%, 10/25/2023 (i)	8		10

Series 1993-179, Class SB, HB, IF, 27.74%, 10/25/2023 (i)	4		5

Series 1994-9, Class E, PO, 11/25/2023	1		1

Series 1995-19, Class Z, 6.50%, 11/25/2023	54		58

Series 1993-230, Class FA, 0.73%, 12/25/2023 (i)	5		5

Series 1993-247, Class FE, 1.12%, 12/25/2023 (i)	11		11

Series 1993-225, Class UB, 6.50%, 12/25/2023	14		15

Series 1993-247, Class SU, IF, 12.49%, 12/25/2023 (i)	5		6

Series 2002-1, Class UD, HB, IF, 24.09%, 12/25/2023 (i)	11		14

Series 1993-247, Class SA, HB, IF, 28.97%, 12/25/2023 (i)	13		15

Series 2009-9, IO, 5.00%, 2/25/2024	—	(j)	—

Series 2009-18, IO, 5.00%, 3/25/2024	—	(j)	—

Series 1994-37, Class L, 6.50%, 3/25/2024	44		47

Series 1994-40, Class Z, 6.50%, 3/25/2024	277		296

Series 1994-62, Class PK, 7.00%, 4/25/2024	429		455

Series 1994-63, Class PK, 7.00%, 4/25/2024	179		192

Series 2004-53, Class NC, 5.50%, 7/25/2024	40		42

Series 2004-65, Class EY, 5.50%, 8/25/2024	470		492

Series 2004-81, Class JG, 5.00%, 11/25/2024	753		791

Series 1995-2, Class Z, 8.50%, 1/25/2025	9		10

Series G95-1, Class C, 8.80%, 1/25/2025	20		22

Series 2005-67, Class EY, 5.50%, 8/25/2025	592		636

Series 2005-121, Class DX, 5.50%, 1/25/2026	350		372

Series 2006-94, Class GK, HB, IF, 32.66%, 10/25/2026 (i)	85		123

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1996-48, Class Z, 7.00%, 11/25/2026	112	122

Series 1997-20, IO, 1.84%, 3/25/2027 (i)	31	1

Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (i)	12	—	(j)

Series 1997-27, Class J, 7.50%, 4/18/2027	28	33

Series 1997-29, Class J, 7.50%, 4/20/2027	42	48

Series 1997-32, Class PG, 6.50%, 4/25/2027	92	103

Series 1997-39, Class PD, 7.50%, 5/20/2027	144	164

Series 1997-42, Class ZC, 6.50%, 7/18/2027	7	8

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	40	3

Series 1998-36, Class ZB, 6.00%, 7/18/2028	51	58

Series 2008-55, Class S, IF, IO, 7.48%, 7/25/2028 (i)	1,362	178

Series 1998-66, Class SB, IF, IO, 8.03%, 12/25/2028 (i)	20	1

Series 2009-11, Class NB, 5.00%, 3/25/2029	981	1,041

Series 1999-18, Class Z, 5.50%, 4/18/2029	57	62

Series 1999-17, Class C, 6.35%, 4/25/2029	29	32

Series 1999-62, Class PB, 7.50%, 12/18/2029	47	54

Series 2000-2, Class ZE, 7.50%, 2/25/2030	249	291

Series 2000-20, Class SA, IF, IO, 8.98%, 7/25/2030 (i)	67	8

Series 2000-52, IO, 8.50%, 1/25/2031	14	3

Series 2001-7, Class PF, 7.00%, 3/25/2031	32	38

Series 2011-31, Class DB, 3.50%, 4/25/2031	5,856	6,332

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	191	28

Series 2001-30, Class PM, 7.00%, 7/25/2031	100	120

Series 2001-36, Class DE, 7.00%, 8/25/2031	201	237

Series 2001-49, Class Z, 6.50%, 9/25/2031	45	53

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2001-44, Class MY, 7.00%, 9/25/2031	269	321

Series 2001-44, Class PD, 7.00%, 9/25/2031	56	67

Series 2001-44, Class PU, 7.00%, 9/25/2031	35	41

Series 2001-60, Class QS, HB, IF, 24.09%, 9/25/2031 (i)	141	197

Series 2001-52, Class KB, 6.50%, 10/25/2031	36	41

Series 2003-52, Class SX, HB, IF, 22.60%, 10/25/2031 (i)	83	121

Series 2001-60, Class PX, 6.00%, 11/25/2031	321	371

Series 2001-61, Class Z, 7.00%, 11/25/2031	378	453

Series 2004-74, Class SW, IF, 15.28%, 11/25/2031 (i)	109	142

Series 2001-72, Class SX, IF, 17.19%, 12/25/2031 (i)	10	13

Series 2001-81, Class LO, PO, 1/25/2032	12	11

Series 2002-1, Class SA, HB, IF, 24.81%, 2/25/2032 (i)	24	37

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (i)	309	11

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (i)	4	5

Series 2002-21, Class LO, PO, 4/25/2032	11	10

Series 2002-15, Class ZA, 6.00%, 4/25/2032	855	974

Series 2002-21, Class PE, 6.50%, 4/25/2032	149	176

Series 2002-28, Class PK, 6.50%, 5/25/2032	308	361

Series 2002-37, Class Z, 6.50%, 6/25/2032	132	151

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	561	83

Series 2002-48, Class GH, 6.50%, 8/25/2032	397	471

Series 2002-71, Class AP, 5.00%, 11/25/2032	78	86

Series 2011-39, Class ZA, 6.00%, 11/25/2032	2,501	2,898

Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (i)	117	138

Series 2004-61, Class SH, HB, IF, 23.52%, 11/25/2032 (i)	43	66

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-59, Class BG, PO, 12/25/2032	66	62

Series 2002-78, Class Z, 5.50%, 12/25/2032	785	909

Series 2002-77, Class S, IF, 14.27%, 12/25/2032 (i)	55	69

Series 2003-9, Class NZ, 6.50%, 2/25/2033	132	154

Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	130	7

Series 2003-22, Class UD, 4.00%, 4/25/2033	1,274	1,414

Series 2003-35, Class EA, PO, 5/25/2033	40	38

Series 2003-42, Class GB, 4.00%, 5/25/2033	82	91

Series 2003-34, Class AX, 6.00%, 5/25/2033	226	264

Series 2003-34, Class ED, 6.00%, 5/25/2033	1,037	1,208

Series 2003-34, Class GE, 6.00%, 5/25/2033	527	604

Series 2003-39, IO, 6.00%, 5/25/2033 (i)	60	10

Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	567	116

Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	1,004	106

Series 2003-47, Class PE, 5.75%, 6/25/2033	391	444

Series 2004-4, Class QI, IF, IO, 6.98%, 6/25/2033 (i)	193	8

Series 2004-4, Class QM, IF, 13.96%, 6/25/2033 (i)	144	153

Series 2003-64, Class SX, IF, 13.44%, 7/25/2033 (i)	156	199

Series 2003-132, Class OA, PO, 8/25/2033	24	23

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	1,359	230

Series 2003-73, Class HC, 5.50%, 8/25/2033	658	761

Series 2003-71, Class DS, IF, 7.30%, 8/25/2033 (i)	642	722

Series 2003-74, Class SH, IF, 9.96%, 8/25/2033 (i)	81	96

Series 2005-56, Class TP, IF, 17.80%, 8/25/2033 (i)	160	196

Series 2003-91, Class SD, IF, 12.30%, 9/25/2033 (i)	103	125

Series 2013-100, Class WB, 3.00%, 10/25/2033	7,887	8,391

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-105, Class AZ, 5.50%, 10/25/2033	4,819	5,570

Series 2003-116, Class SB, IF, IO, 7.48%, 11/25/2033 (i)	720	142

Series 2006-44, Class P, PO, 12/25/2033	567	529

Series 2003-122, Class ZJ, 6.00%, 12/25/2033	3,957	4,669

Series 2004-87, Class F, 0.87%, 1/25/2034 (i)	849	864

Series 2003-130, Class SX, IF, 11.34%, 1/25/2034 (i)	19	22

Series 2003-131, Class SK, IF, 15.96%, 1/25/2034 (i)	56	63

Series 2004-46, Class EP, PO, 3/25/2034	574	565

Series 2004-28, Class PF, 0.52%, 3/25/2034 (i)	526	528

Series 2004-17, Class H, 5.50%, 4/25/2034	1,517	1,772

Series 2004-25, Class SA, IF, 19.20%, 4/25/2034 (i)	292	422

Series 2004-36, Class FA, 0.52%, 5/25/2034 (i)	1,552	1,563

Series 2004-46, Class SK, IF, 16.18%, 5/25/2034 (i)	81	108

Series 2004-36, Class SA, IF, 19.20%, 5/25/2034 (i)	664	978

Series 2004-46, Class QB, HB, IF, 23.53%, 5/25/2034 (i)	125	190

Series 2004-50, Class VZ, 5.50%, 7/25/2034	2,489	2,836

Series 2004-51, Class SY, IF, 14.00%, 7/25/2034 (i)	94	115

Series 2005-93, Class MF, 0.37%, 8/25/2034 (i)	230	230

Series 2005-25, Class PF, 0.47%, 4/25/2035 (i)	736	740

Series 2005-42, Class PS, IF, 16.71%, 5/25/2035 (i)	32	41

Series 2005-74, Class CS, IF, 19.70%, 5/25/2035 (i)	569	719

Series 2005-74, Class SK, IF, 19.81%, 5/25/2035 (i)	391	497

Series 2005-74, Class CP, HB, IF, 24.32%, 5/25/2035 (i)	131	169

Series 2005-59, Class SU, HB, IF, 24.91%, 6/25/2035 (i)	201	322

Series 2005-56, Class S, IF, IO, 6.59%, 7/25/2035 (i)	464	97

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-66, Class SG, IF, 17.08%, 7/25/2035 (i)	204	287

Series 2005-68, Class PG, 5.50%, 8/25/2035	618	704

Series 2005-73, Class ZB, 5.50%, 8/25/2035	4,138	4,780

Series 2005-73, Class PS, IF, 16.41%, 8/25/2035 (i)	246	326

Series 2005-72, Class SB, IF, 16.58%, 8/25/2035 (i)	196	265

Series 2005-90, PO, 9/25/2035	64	63

Series 2005-75, Class SV, HB, IF, 23.73%, 9/25/2035 (i)	54	79

Series 2010-39, Class OT, PO, 10/25/2035	153	147

Series 2005-84, Class XM, 5.75%, 10/25/2035	512	580

Series 2005-90, Class ES, IF, 16.58%, 10/25/2035 (i)	240	332

Series 2005-106, Class US, HB, IF, 24.14%, 11/25/2035 (i)	1,115	1,638

Series 2005-110, Class GL, 5.50%, 12/25/2035	3,251	3,682

Series 2006-46, Class UC, 5.50%, 12/25/2035	246	265

Series 2005-109, Class PC, 6.00%, 12/25/2035	87	98

Series 2006-39, Class WC, 5.50%, 1/25/2036	166	179

Series 2006-16, Class OA, PO, 3/25/2036	118	110

Series 2006-8, Class WQ, PO, 3/25/2036	1,219	1,096

Series 2006-12, Class BZ, 5.50%, 3/25/2036	1,441	1,640

Series 2006-16, Class HZ, 5.50%, 3/25/2036	386	444

Series 2006-8, Class JZ, 5.50%, 3/25/2036	1,646	1,929

Series 2006-8, Class WN, IF, IO, 6.58%, 3/25/2036 (i)	4,470	1,020

Series 2006-11, Class PS, HB, IF, 24.14%, 3/25/2036 (i)	115	181

Series 2006-22, Class AO, PO, 4/25/2036	410	384

Series 2006-23, Class KO, PO, 4/25/2036	135	132

Series 2006-27, Class OH, PO, 4/25/2036	269	253

Series 2006-23, Class FK, 0.37%, 4/25/2036 (i)	616	617

Series 2006-33, Class LS, HB, IF, 29.62%, 5/25/2036 (i)	130	209

Series 2006-43, PO, 6/25/2036	109	105

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-43, Class DO, PO, 6/25/2036	338	311

Series 2006-44, Class GO, PO, 6/25/2036	214	200

Series 2006-50, Class JO, PO, 6/25/2036	759	704

Series 2006-50, Class PS, PO, 6/25/2036	929	894

Series 2006-46, Class FW, 0.52%, 6/25/2036 (i)	229	230

Series 2006-53, Class US, IF, IO, 6.46%, 6/25/2036 (i)	910	176

Series 2006-46, Class SW, HB, IF, 23.77%, 6/25/2036 (i)	37	56

Series 2006-113, PO, 7/25/2036	15	15

Series 2006-58, PO, 7/25/2036	126	117

Series 2006-58, Class AP, PO, 7/25/2036	69	64

Series 2006-65, Class QO, PO, 7/25/2036	244	229

Series 2006-56, Class FC, 0.41%, 7/25/2036 (i)	2,072	2,078

Series 2006-58, Class FL, 0.58%, 7/25/2036 (i)	203	205

Series 2006-71, Class ZL, 6.00%, 7/25/2036	2,770	3,247

Series 2006-58, Class IG, IF, IO, 6.40%, 7/25/2036 (i)	428	79

Series 2006-63, Class ZH, 6.50%, 7/25/2036	1,260	1,490

Series 2011-19, Class ZY, 6.50%, 7/25/2036	1,669	1,994

Series 2006-60, Class AK, HB, IF, 28.33%, 7/25/2036 (i)	128	193

Series 2006-62, Class PS, HB, IF, 39.19%, 7/25/2036 (i)	92	188

Series 2006-72, Class GO, PO, 8/25/2036	436	420

Series 2006-72, Class TO, PO, 8/25/2036	82	75

Series 2006-79, Class DO, PO, 8/25/2036	175	169

Series 2006-79, Class OP, PO, 8/25/2036	259	235

Series 2006-79, Class DF, 0.47%, 8/25/2036 (i)	740	743

Series 2007-7, Class SG, IF, IO, 6.38%, 8/25/2036 (i)	810	240

Series 2006-77, Class PC, 6.50%, 8/25/2036	730	846

Series 2006-78, Class BZ, 6.50%, 8/25/2036	125	147

Series 2006-86, Class OB, PO, 9/25/2036	258	240

Series 2006-90, Class AO, PO, 9/25/2036	196	185

Series 2008-42, Class AO, PO, 9/25/2036	97	89

Series 2006-85, Class MZ, 6.50%, 9/25/2036	82	97

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-19, Class PW, 4.50%, 10/25/2036	1,109	1,243

Series 2006-95, Class SG, HB, IF, 25.73%, 10/25/2036 (i)	141	223

Series 2006-109, PO, 11/25/2036	64	59

Series 2006-110, PO, 11/25/2036	390	363

Series 2006-111, Class EO, PO, 11/25/2036	180	164

Series 2006-115, Class OK, PO, 12/25/2036	220	200

Series 2006-119, PO, 12/25/2036	95	90

Series 2006-118, Class A1, 0.19%, 12/25/2036 (i)	405	403

Series 2006-118, Class A2, 0.19%, 12/25/2036 (i)	1,730	1,713

Series 2006-117, Class GS, IF, IO, 6.53%, 12/25/2036 (i)	734	116

Series 2006-115, Class ES, HB, IF, 26.09%, 12/25/2036 (i)	29	46

Series 2006-128, PO, 1/25/2037	215	198

Series 2009-70, Class CO, PO, 1/25/2037	602	560

Series 2006-128, Class BP, 5.50%, 1/25/2037	120	131

Series 2007-10, Class FD, 0.37%, 2/25/2037 (i)	463	464

Series 2007-1, Class SD, HB, IF, 38.29%, 2/25/2037 (i)	73	226

Series 2007-14, Class OP, PO, 3/25/2037	175	165

Series 2007-77, Class FG, 0.62%, 3/25/2037 (i)	431	436

Series 2007-16, Class FC, 0.87%, 3/25/2037 (i)	271	281

Series 2009-63, Class P, 5.00%, 3/25/2037	25	28

Series 2007-22, Class SC, IF, IO, 5.96%, 3/25/2037 (i)	26	1

Series 2007-18, Class MZ, 6.00%, 3/25/2037	428	481

Series 2007-14, Class ES, IF, IO, 6.32%, 3/25/2037 (i)	1,545	284

Series 2007-28, Class EO, PO, 4/25/2037	578	529

Series 2007-35, Class SI, IF, IO, 5.98%, 4/25/2037 (i)	448	49

Series 2007-29, Class SG, HB, IF, 22.27%, 4/25/2037 (i)	284	453

Series 2007-42, Class AO, PO, 5/25/2037	53	49

Series 2007-43, Class FL, 0.42%, 5/25/2037 (i)	308	308

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-42, Class B, 6.00%, 5/25/2037	846	982

Series 2007-98, Class FB, 0.57%, 6/25/2037 (i)	151	157

Series 2007-92, Class YS, IF, IO, 5.66%, 6/25/2037 (i)	302	55

Series 2007-53, Class SH, IF, IO, 5.98%, 6/25/2037 (i)	824	132

Series 2007-54, Class WI, IF, IO, 5.98%, 6/25/2037 (i)	298	60

Series 2007-92, Class YA, 6.50%, 6/25/2037	181	213

Series 2007-67, PO, 7/25/2037	401	371

Series 2007-97, Class FC, 0.62%, 7/25/2037 (i)	241	244

Series 2007-70, Class Z, 5.50%, 7/25/2037	1,012	1,153

Series 2007-72, Class EK, IF, IO, 6.28%, 7/25/2037 (i)	2,683	536

Series 2007-65, Class KI, IF, IO, 6.50%, 7/25/2037 (i)	973	176

Series 2007-60, Class AX, IF, IO, 7.03%, 7/25/2037 (i)	4,308	1,093

Series 2007-62, Class SE, IF, 16.21%, 7/25/2037 (i)	207	272

Series 2007-76, Class AZ, 5.50%, 8/25/2037	310	353

Series 2007-76, Class ZG, 6.00%, 8/25/2037	325	377

Series 2007-78, Class CB, 6.00%, 8/25/2037	94	109

Series 2007-78, Class PE, 6.00%, 8/25/2037	451	526

Series 2007-81, Class GE, 6.00%, 8/25/2037	457	524

Series 2007-79, Class SB, HB, IF, 23.59%, 8/25/2037 (i)	379	597

Series 2012-87, Class KF, 0.57%, 9/25/2037 (i)	360	361

Series 2007-88, Class VI, IF, IO, 6.42%, 9/25/2037 (i)	1,332	289

Series 2007-85, Class SL, IF, 15.86%, 9/25/2037 (i)	81	110

Series 2009-86, Class OT, PO, 10/25/2037	3,694	3,371

Series 2007-100, Class SM, IF, IO, 6.33%, 10/25/2037 (i)	927	189

Series 2007-91, Class ES, IF, IO, 6.34%, 10/25/2037 (i)	1,457	312

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-108, Class SA, IF, IO, 6.24%, 12/25/2037 (i)	49	7

Series 2007-109, Class AI, IF, IO, 6.28%, 12/25/2037 (i)	1,301	194

Series 2007-112, Class SA, IF, IO, 6.33%, 12/25/2037 (i)	1,352	305

Series 2007-112, Class MJ, 6.50%, 12/25/2037	1,038	1,244

Series 2007-116, Class HI, IO, 1.45%, 1/25/2038 (i)	2,219	98

Series 2008-1, Class BI, IF, IO, 5.79%, 2/25/2038 (i)	1,111	216

Series 2008-4, Class SD, IF, IO, 5.88%, 2/25/2038 (i)	2,866	479

Series 2008-18, Class FA, 1.02%, 3/25/2038 (i)	273	279

Series 2008-16, Class IS, IF, IO, 6.08%, 3/25/2038 (i)	338	56

Series 2008-10, Class XI, IF, IO, 6.11%, 3/25/2038 (i)	418	79

Series 2008-20, Class SA, IF, IO, 6.87%, 3/25/2038 (i)	578	120

Series 2008-18, Class SP, IF, 13.76%, 3/25/2038 (i)	161	196

Series 2011-22, Class MA, 6.50%, 4/25/2038	20	20

Series 2008-32, Class SA, IF, IO, 6.73%, 4/25/2038 (i)	314	53

Series 2008-27, Class SN, IF, IO, 6.78%, 4/25/2038 (i)	521	95

Series 2008-28, Class QS, HB, IF, 20.35%, 4/25/2038 (i)	187	275

Series 2008-44, PO, 5/25/2038	13	12

Series 2008-46, Class HI, IO, 1.69%, 6/25/2038 (i)	1,020	58

Series 2008-56, Class AC, 5.00%, 7/25/2038	252	283

Series 2008-60, Class JC, 5.00%, 7/25/2038	313	356

Series 2011-47, Class ZA, 5.50%, 7/25/2038	1,243	1,428

Series 2008-53, Class CI, IF, IO, 7.08%, 7/25/2038 (i)	340	63

Series 2008-80, Class SA, IF, IO, 5.73%, 9/25/2038 (i)	1,310	242

Series 2008-81, Class SB, IF, IO, 5.73%, 9/25/2038 (i)	1,010	169

Series 2009-4, Class BD, 4.50%, 2/25/2039	47	52

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-6, Class GS, IF, IO, 6.43%, 2/25/2039 (i)	845	189

Series 2009-17, Class QS, IF, IO, 6.53%, 3/25/2039 (i)	321	53

Series 2012-89, Class FD, 0.57%, 4/25/2039 (i)	455	455

Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	553	85

Series 2009-47, Class MT, 7.00%, 7/25/2039	17	19

Series 2009-59, Class HB, 5.00%, 8/25/2039	2,015	2,290

Series 2009-60, Class HT, 6.00%, 8/25/2039	2,596	3,047

Series 2009-65, Class MT, 5.00%, 9/25/2039	886	959

Series 2009-69, Class WA, 6.02%, 9/25/2039 (i)	952	1,088

Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	1,275	219

Series 2009-84, Class WS, IF, IO, 5.78%, 10/25/2039 (i)	328	52

Series 2009-103, Class MB, 2.92%, 12/25/2039 (i)	1,154	1,202

Series 2009-99, Class SC, IF, IO, 6.06%, 12/25/2039 (i)	410	65

Series 2009-99, Class WA, 6.30%, 12/25/2039 (i)	2,135	2,457

Series 2009-113, Class AO, PO, 1/25/2040	320	286

Series 2009-112, Class ST, IF, IO, 6.13%, 1/25/2040 (i)	935	177

Series 2010-1, Class WA, 6.19%, 2/25/2040 (i)	394	448

Series 2010-16, Class WB, 6.18%, 3/25/2040 (i)	1,495	1,719

Series 2010-16, Class WA, 6.44%, 3/25/2040 (i)	1,472	1,676

Series 2010-49, Class SC, IF, 12.42%, 3/25/2040 (i)	1,724	2,185

Series 2010-40, Class FJ, 0.72%, 4/25/2040 (i)	305	308

Series 2010-35, Class SB, IF, IO, 6.30%, 4/25/2040 (i)	711	116

Series 2010-35, Class SJ, IF, 17.27%, 4/25/2040 (i)	893	1,208

Series 2010-43, Class FD, 0.72%, 5/25/2040 (i)	496	504

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2010-42, Class S, IF, IO, 6.28%, 5/25/2040 (i)	403	70

Series 2010-63, Class AP, PO, 6/25/2040	509	475

Series 2010-64, Class DM, 5.00%, 6/25/2040	3,491	3,941

Series 2010-58, Class MB, 5.50%, 6/25/2040	5,945	6,715

Series 2010-71, Class HJ, 5.50%, 7/25/2040	2,153	2,498

Series 2010-102, Class PN, 5.00%, 9/25/2040	1,794	2,061

Series 2010-111, Class AM, 5.50%, 10/25/2040	7,357	8,699

Series 2010-125, Class SA, IF, IO, 4.32%, 11/25/2040 (i)	3,061	379

Series 2011-101, Class FM, 0.67%, 1/25/2041 (i)	443	446

Series 2010-147, Class SA, IF, IO, 6.41%, 1/25/2041 (i)	4,560	1,079

Series 2011-30, Class LS, IO, 2.44%, 4/25/2041 (i)	3,980	278

Series 2011-149, Class EF, 0.62%, 7/25/2041 (i)	376	379

Series 2011-75, Class FA, 0.67%, 8/25/2041 (i)	881	888

Series 2011-149, Class MF, 0.62%, 11/25/2041 (i)	1,360	1,370

Series 2011-118, Class LB, 7.00%, 11/25/2041	6,364	7,756

Series 2011-118, Class MT, 7.00%, 11/25/2041	7,853	9,531

Series 2011-118, Class NT, 7.00%, 11/25/2041	6,905	8,235

Series 2012-99, Class FA, 0.57%, 9/25/2042 (i)	1,991	2,008

Series 2012-101, Class FC, 0.62%, 9/25/2042 (i)	1,080	1,062

Series 2012-97, Class FB, 0.62%, 9/25/2042 (i)	4,356	4,407

Series 2012-108, Class F, 0.62%, 10/25/2042 (i)	3,381	3,413

Series 2013-81, Class TA, 3.00%, 2/25/2043	6,000	6,226

Series 2013-4, Class AJ, 3.50%, 2/25/2043	2,376	2,507

Series 2013-92, PO, 9/25/2043	7,546	6,968

Series 2013-101, Class DO, PO, 10/25/2043	6,164	5,375

Series 2013-128, PO, 12/25/2043	12,326	10,950

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-135, PO, 1/25/2044	4,690	3,884

Series 2014-29, Class PS, IF, IO, 5.93%, 5/25/2044 (i)	4,524	688

Series 2018-63, Class DA, 3.50%, 9/25/2048	6,786	7,215

Series 2018-94, Class DZ, 4.00%, 1/25/2049	16,476	18,125

Series 2010-103, Class SB, IF, IO, 5.98%, 11/25/2049 (i)	669	79

Series 2011-2, Class WA, 5.86%, 2/25/2051 (i)	644	740

Series 2011-58, Class WA, 5.43%, 7/25/2051 (i)	259	298

FNMA, REMIC Trust, Whole Loan

Series 2004-W10, Class A6, 5.75%, 8/25/2034	3,667	4,020

Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	221	248

Series 2007-W5, PO, 6/25/2037	145	135

Series 2007-W7, Class 1A4, HB, IF, 38.47%, 7/25/2037 (i)	131	232

Series 2003-W4, Class 2A, 5.74%, 10/25/2042 (i)	103	119

Series 2003-W1, Class 1A1, 5.15%, 12/25/2042 (i)	750	820

Series 2003-W1, Class 2A, 5.64%, 12/25/2042 (i)	200	222

Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	590	707

Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,067	1,273

Series 2006-W3, Class 2A, 6.00%, 9/25/2046	811	917

Series 2007-W10, Class 2A, 6.30%, 8/25/2047 (i)	89	101

Series 2009-W1, Class A, 6.00%, 12/25/2049	3,421	3,946

FNMA, REMIC, Whole Loan

Series 2007-101, Class A2, 0.34%, 6/27/2036 (i)	2,561	2,523

Series 2007-54, Class FA, 0.52%, 6/25/2037 (i)	1,565	1,584

Series 2007-64, Class FB, 0.49%, 7/25/2037 (i)	423	427

Series 2007-106, Class A7, 6.25%, 10/25/2037 (i)	368	427

Series 2002-90, Class A1, 6.50%, 6/25/2042	426	501

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

FNMA, STRIPS

Series 218, Class 2, IO, 7.50%, 4/25/2023	2	—	(j)

Series 265, Class 2, 9.00%, 3/25/2024	2	2

Series 300, Class 1, PO, 9/25/2024	232	228

Series 329, Class 1, PO, 1/25/2033	57	54

Series 345, Class 6, IO, 5.00%, 12/25/2033 (i)	77	11

Series 365, Class 8, IO, 5.50%, 5/25/2036	291	59

Series 374, Class 5, IO, 5.50%, 8/25/2036	199	35

Series 393, Class 6, IO, 5.50%, 4/25/2037	86	12

Series 383, Class 33, IO, 6.00%, 1/25/2038	198	38

Series 412, Class F2, 0.62%, 8/25/2042 (i)	4,147	4,161

Series 411, Class F1, 0.67%, 8/25/2042 (i)	9,249	9,249

FNMA, Whole Loan Series 2007-W1, Class 1AF1, 0.38%, 11/25/2046 (i)	5,891	5,818

Freedom Series 2021-SAVF 1, 0.00%, 6/25/2021 ‡	76,700	76,700

GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.48%, 6/19/2035 (i)	468	456

GNMA

Series 1999-4, Class ZB, 6.00%, 2/20/2029	521	521

Series 2001-35, Class SA, IF, IO, 8.14%, 8/16/2031 (i)	99	—	(j)

Series 2002-52, Class GH, 6.50%, 7/20/2032	435	436

Series 2003-114, Class SH, IF, 14.51%, 11/17/2032 (i)	68	74

Series 2002-75, Class PB, 6.00%, 11/20/2032	860	874

Series 2011-43, Class ZQ, 5.50%, 1/16/2033	2,436	2,617

Series 2003-58, Class BE, 6.50%, 1/20/2033	627	678

Series 2008-29, PO, 2/17/2033	13	13

Series 2003-12, Class SP, IF, IO, 7.59%, 2/20/2033 (i)	145	18

Series 2003-24, PO, 3/16/2033	48	48

Series 2003-40, Class TJ, 6.50%, 3/20/2033	1,215	1,323

Series 2003-46, Class TC, 6.50%, 3/20/2033	357	394

Series 2003-25, Class PZ, 5.50%, 4/20/2033	1,320	1,411

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-46, Class MG, 6.50%, 5/20/2033	472	532

Series 2003-52, Class AP, PO, 6/16/2033	253	241

Series 2003-75, Class ZX, 6.00%, 9/16/2033	748	844

Series 2003-90, PO, 10/20/2033	38	37

Series 2010-41, Class WA, 5.83%, 10/20/2033 (i)	948	1,069

Series 2003-97, Class SA, IF, IO, 6.44%, 11/16/2033 (i)	480	50

Series 2003-112, Class SA, IF, IO, 6.44%, 12/16/2033 (i)	484	55

Series 2004-28, Class S, IF, 19.37%, 4/16/2034 (i)	258	372

Series 2005-7, Class JM, IF, 16.48%, 5/18/2034 (i)	15	18

Series 2004-46, PO, 6/20/2034	434	425

Series 2004-49, Class Z, 6.00%, 6/20/2034	1,681	1,921

Series 2004-73, Class AE, IF, 14.63%, 8/17/2034 (i)	52	54

Series 2010-103, Class WA, 5.70%, 8/20/2034 (i)	497	568

Series 2004-73, Class JL, IF, IO, 6.44%, 9/16/2034 (i)	1,749	344

Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (i)	185	201

Series 2004-71, Class SB, HB, IF, 28.92%, 9/20/2034 (i)	185	294

Series 2004-83, Class AP, IF, 14.02%, 10/16/2034 (i)	11	12

Series 2004-89, Class LS, HB, IF, 23.99%, 10/16/2034 (i)	143	208

Series 2004-90, Class SI, IF, IO, 5.99%, 10/20/2034 (i)	2,526	410

Series 2004-96, Class SC, IF, IO, 5.97%, 11/20/2034 (i)	1,377	5

Series 2005-3, Class SK, IF, IO, 6.64%, 1/20/2035 (i)	1,679	390

Series 2005-68, Class DP, IF, 16.17%, 6/17/2035 (i)	550	695

Series 2008-79, Class CS, IF, 6.69%, 6/20/2035 (i)	869	947

Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	172	30

Series 2005-66, Class SP, HB, IF, 20.48%, 8/16/2035 (i)	96	145

Series 2010-14, Class CO, PO, 8/20/2035	1,013	943

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-65, Class SA, HB, IF, 22.31%, 8/20/2035 (i)	27	45

Series 2005-72, Class AZ, 5.50%, 9/20/2035	942	1,071

Series 2005-68, Class KI, IF, IO, 6.19%, 9/20/2035 (i)	3,527	739

Series 2005-82, PO, 10/20/2035	226	203

Series 2010-14, Class BO, PO, 11/20/2035	325	303

Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	346	54

Series 2006-20, Class QA, 5.75%, 2/20/2036	122	128

Series 2006-16, Class OP, PO, 3/20/2036	284	264

Series 2006-22, Class AO, PO, 5/20/2036	390	380

Series 2006-38, Class SW, IF, IO, 6.39%, 6/20/2036 (i)	34	2

Series 2006-34, PO, 7/20/2036	54	52

Series 2006-33, Class Z, 6.50%, 7/20/2036	1,676	1,948

Series 2006-38, Class ZK, 6.50%, 8/20/2036	2,238	2,533

Series 2006-57, Class PZ, 5.56%, 10/20/2036	1,004	1,103

Series 2006-59, Class SD, IF, IO, 6.59%, 10/20/2036 (i)	499	75

Series 2006-65, Class SA, IF, IO, 6.69%, 11/20/2036 (i)	902	119

Series 2011-22, Class WA, 5.84%, 2/20/2037 (i)	343	394

Series 2007-57, PO, 3/20/2037	785	757

Series 2007-9, Class CI, IF, IO, 6.09%, 3/20/2037 (i)	972	158

Series 2007-17, Class JO, PO, 4/16/2037	548	497

Series 2007-17, Class JI, IF, IO, 6.70%, 4/16/2037 (i)	1,412	313

Series 2010-129, Class AW, 5.94%, 4/20/2037 (i)	633	730

Series 2007-19, Class SD, IF, IO, 6.09%, 4/20/2037 (i)	523	54

Series 2007-25, Class FN, 0.41%, 5/16/2037 (i)	390	390

Series 2007-28, Class BO, PO, 5/20/2037	81	75

Series 2007-26, Class SC, IF, IO, 6.09%, 5/20/2037 (i)	963	160

Series 2007-27, Class SD, IF, IO, 6.09%, 5/20/2037 (i)	981	155

Series 2007-35, PO, 6/16/2037	1,388	1,317

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-36, Class HO, PO, 6/16/2037	151	140

Series 2007-36, Class SE, IF, IO, 6.36%, 6/16/2037 (i)	646	84

Series 2007-36, Class SJ, IF, IO, 6.14%, 6/20/2037 (i)	811	84

Series 2007-45, Class QA, IF, IO, 6.53%, 7/20/2037 (i)	1,168	174

Series 2007-40, Class SN, IF, IO, 6.57%, 7/20/2037 (i)	1,149	209

Series 2007-40, Class SD, IF, IO, 6.64%, 7/20/2037 (i)	795	133

Series 2007-50, Class AI, IF, IO, 6.66%, 8/20/2037 (i)	275	15

Series 2008-20, PO, 9/20/2037	71	71

Series 2007-53, Class ES, IF, IO, 6.44%, 9/20/2037 (i)	864	122

Series 2007-53, Class SW, IF, 19.87%, 9/20/2037 (i)	194	257

Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	723	40

Series 2008-7, Class SP, IF, 13.18%, 10/20/2037 (i)	140	162

Series 2009-79, Class OK, PO, 11/16/2037	1,454	1,373

Series 2007-74, Class SL, IF, IO, 6.43%, 11/16/2037 (i)	905	121

Series 2007-73, Class MI, IF, IO, 5.89%, 11/20/2037 (i)	933	119

Series 2007-76, Class SB, IF, IO, 6.39%, 11/20/2037 (i)	1,806	195

Series 2007-67, Class SI, IF, IO, 6.40%, 11/20/2037 (i)	1,003	195

Series 2007-72, Class US, IF, IO, 6.44%, 11/20/2037 (i)	819	110

Series 2008-7, Class SK, IF, 19.62%, 11/20/2037 (i)	98	127

Series 2007-79, Class SY, IF, IO, 6.44%, 12/20/2037 (i)	1,222	179

Series 2008-1, PO, 1/20/2038	56	52

Series 2015-137, Class WA, 5.53%, 1/20/2038 (i)	3,168	3,717

Series 2008-17, IO, 5.50%, 2/20/2038	191	13

Series 2009-106, Class ST, IF, IO, 5.89%, 2/20/2038 (i)	7,858	1,330

Series 2008-33, Class XS, IF, IO, 7.59%, 4/16/2038 (i)	560	93

Series 2008-36, Class SH, IF, IO, 6.19%, 4/20/2038 (i)	1,239	5

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2008-40, Class SA, IF, IO, 6.29%, 5/16/2038 (i)	4,133	764

Series 2008-50, Class KB, 6.00%, 6/20/2038	628	726

Series 2008-55, Class SA, IF, IO, 6.09%, 6/20/2038 (i)	294	49

Series 2008-69, Class QD, 5.75%, 7/20/2038	790	848

Series 2008-60, Class CS, IF, IO, 6.04%, 7/20/2038 (i)	1,034	132

Series 2012-59, Class WA, 5.58%, 8/20/2038 (i)	1,516	1,748

Series 2008-71, Class SC, IF, IO, 5.89%, 8/20/2038 (i)	372	52

Series 2008-76, Class US, IF, IO, 5.79%, 9/20/2038 (i)	1,282	218

Series 2008-81, Class S, IF, IO, 6.09%, 9/20/2038 (i)	2,630	256

Series 2009-25, Class SE, IF, IO, 7.49%, 9/20/2038 (i)	554	90

Series 2011-97, Class WA, 6.11%, 11/20/2038 (i)	1,058	1,238

Series 2008-93, Class AS, IF, IO, 5.59%, 12/20/2038 (i)	1,348	179

Series 2011-163, Class WA, 5.88%, 12/20/2038 (i)	3,598	4,191

Series 2008-96, Class SL, IF, IO, 5.89%, 12/20/2038 (i)	745	69

Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	164	6

Series 2008-95, Class DS, IF, IO, 7.19%, 12/20/2038 (i)	2,328	389

Series 2014-6, Class W, 5.39%, 1/20/2039 (i)	2,687	3,081

Series 2009-6, Class SA, IF, IO, 5.99%, 2/16/2039 (i)	561	63

Series 2009-11, Class SC, IF, IO, 6.04%, 2/16/2039 (i)	823	76

Series 2009-10, Class SA, IF, IO, 5.84%, 2/20/2039 (i)	1,032	150

Series 2009-6, Class SH, IF, IO, 5.93%, 2/20/2039 (i)	634	101

Series 2009-31, Class TS, IF, IO, 6.19%, 3/20/2039 (i)	879	67

Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	343	62

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	770	173

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-22, Class SA, IF, IO, 6.16%, 4/20/2039 (i)	1,835	295

Series 2009-35, Class ZB, 5.50%, 5/16/2039	14,921	16,887

Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	222	32

Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	302	56

Series 2009-43, Class SA, IF, IO, 5.84%, 6/20/2039 (i)	1,002	139

Series 2009-42, Class SC, IF, IO, 5.97%, 6/20/2039 (i)	1,403	207

Series 2009-64, Class SN, IF, IO, 5.99%, 7/16/2039 (i)	1,581	219

Series 2009-72, Class SM, IF, IO, 6.14%, 8/16/2039 (i)	1,561	249

Series 2009-104, Class AB, 7.00%, 8/16/2039	660	718

Series 2009-75, Class MN, 5.50%, 9/20/2039	2,753	3,281

Series 2009-81, Class SB, IF, IO, 5.98%, 9/20/2039 (i)	2,584	518

Series 2009-106, Class AS, IF, IO, 6.29%, 11/16/2039 (i)	2,089	388

Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	4,343

Series 2015-91, Class W, 5.25%, 5/20/2040 (i)	2,725	3,141

Series 2013-75, Class WA, 5.14%, 6/20/2040 (i)	829	946

Series 2011-137, Class WA, 5.57%, 7/20/2040 (i)	1,581	1,850

Series 2010-130, Class CP, 7.00%, 10/16/2040	2,763	3,307

Series 2010-157, Class OP, PO, 12/20/2040	3,358	3,078

Series 2011-75, Class SM, IF, IO, 6.49%, 5/20/2041 (i)	1,919	290

Series 2013-26, Class AK, 4.70%, 9/20/2041 (i)	2,122	2,411

Series 2014-188, Class W, 4.59%, 10/20/2041 (i)	2,161	2,404

Series 2012-141, Class WA, 4.54%, 11/16/2041 (i)	2,357	2,633

Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,603

Series 2012-141, Class WC, 3.68%, 1/20/2042 (i)	2,136	2,335

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2012-141, Class WB, 3.98%, 9/16/2042 (i)	1,315	1,466

Series 2014-41, Class W, 4.69%, 10/20/2042 (i)	2,212	2,486

Series 2013-54, Class WA, 4.85%, 11/20/2042 (i)	1,371	1,558

Series 2013-91, Class WA, 4.48%, 4/20/2043 (i)	1,554	1,715

Series 2019-78, Class SW, IF, IO, 5.99%, 6/20/2049 (i)	28,599	4,215

Series 2020-134, Class ST, IF, IO, 3.59%, 9/20/2050 (i)	59,260	7,110

Series 2012-H24, Class FA, 0.59%, 3/20/2060 (i)	164	164

Series 2012-H24, Class FG, 0.57%, 4/20/2060 (i)	89	89

Series 2013-H03, Class FA, 0.44%, 8/20/2060 (i)	8	8

Series 2011-H05, Class FB, 0.64%, 12/20/2060 (i)	1,549	1,552

Series 2011-H06, Class FA, 0.59%, 2/20/2061 (i)	1,925	1,928

Series 2012-H21, Class CF, 0.84%, 5/20/2061 (i)	151	151

Series 2011-H19, Class FA, 0.61%, 8/20/2061 (i)	2,053	2,056

Series 2012-H26, Class JA, 0.69%, 10/20/2061 (i)	23	23

Series 2012-H10, Class FA, 0.69%, 12/20/2061 (i)	18,399	18,452

Series 2012-H08, Class FB, 0.74%, 3/20/2062 (i)	5,164	5,183

Series 2013-H07, Class MA, 0.69%, 4/20/2062 (i)	10	10

Series 2012-H08, Class FS, 0.84%, 4/20/2062 (i)	5,436	5,484

Series 2012-H15, Class FA, 0.59%, 5/20/2062 (i)	2	2

Series 2012-H26, Class MA, 0.69%, 7/20/2062 (i)	43	43

Series 2012-H18, Class NA, 0.66%, 8/20/2062 (i)	1,194	1,197

Series 2012-H28, Class FA, 0.72%, 9/20/2062 (i)	138	138

Series 2012-H29, Class FA, 0.66%, 10/20/2062 (i)	13,348	13,377

Series 2012-H24, Class FE, 0.74%, 10/20/2062 (i)	85	85

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-H02, Class HF, 0.44%, 11/20/2062 (i)	39	39

Series 2013-H01, Class JA, 0.46%, 1/20/2063 (i)	7,368	7,356

Series 2013-H01, Class FA, 1.65%, 1/20/2063	1,032	1,035

Series 2013-H04, Class SA, 0.56%, 2/20/2063 (i)	1,529	1,530

Series 2013-H08, Class FC, 0.59%, 2/20/2063 (i)	3,419	3,423

Series 2013-H07, Class HA, 0.55%, 3/20/2063 (i)	5,996	5,996

Series 2013-H09, Class HA, 1.65%, 4/20/2063	826	829

Series 2013-H14, Class FG, 0.61%, 5/20/2063 (i)	1,528	1,530

Series 2013-H14, Class FC, 0.61%, 6/20/2063 (i)	1,587	1,589

Series 2014-H01, Class FD, 0.79%, 1/20/2064 (i)	14,169	14,245

Series 2014-H05, Class FA, 0.83%, 2/20/2064 (i)	9,952	10,050

Series 2014-H06, Class HB, 0.79%, 3/20/2064 (i)	2,608	2,622

Series 2014-H10, Class TA, 0.74%, 4/20/2064 (i)	15,216	15,318

Series 2014-H09, Class TA, 0.75%, 4/20/2064 (i)	10,488	10,530

Series 2014-H11, Class VA, 0.64%, 6/20/2064 (i)	17,818	17,878

Series 2014-H15, Class FA, 0.64%, 7/20/2064 (i)	16,889	16,945

Series 2014-H17, Class FC, 0.64%, 7/20/2064 (i)	11,872	11,903

Series 2014-H19, Class FE, 0.61%, 9/20/2064 (i)	16,568	16,602

Series 2014-H20, Class LF, 0.74%, 10/20/2064 (i)	7,403	7,455

Series 2015-H02, Class FB, 0.64%, 12/20/2064 (i)	6,940	6,956

Series 2015-H03, Class FA, 0.64%, 12/20/2064 (i)	6,321	6,334

Series 2015-H07, Class ES, 0.62%, 2/20/2065 (i)	9,506	9,510

Series 2015-H05, Class FC, 0.62%, 2/20/2065 (i)	28,012	27,951

Series 2015-H06, Class FA, 0.62%, 2/20/2065 (i)	14,166	14,196

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2015-H08, Class FC, 0.62%, 3/20/2065 (i)	39,144	39,239

Series 2015-H10, Class FC, 0.62%, 4/20/2065 (i)	33,498	33,583

Series 2015-H12, Class FA, 0.62%, 5/20/2065 (i)	20,224	20,099

Series 2015-H15, Class FD, 0.58%, 6/20/2065 (i)	9,421	9,433

Series 2015-H15, Class FJ, 0.58%, 6/20/2065 (i)	14,439	14,455

Series 2015-H18, Class FA, 0.59%, 6/20/2065 (i)	11,616	11,630

Series 2015-H16, Class FG, 0.58%, 7/20/2065 (i)	15,833	15,852

Series 2015-H16, Class FL, 0.58%, 7/20/2065 (i)	22,068	22,095

Series 2015-H20, Class FA, 0.61%, 8/20/2065 (i)	14,156	14,188

Series 2015-H26, Class FG, 0.66%, 10/20/2065 (i)	4,233	4,248

Series 2015-H32, Class FH, 0.80%, 12/20/2065 (i)	9,499	9,583

Series 2016-H07, Class FA, 0.89%, 3/20/2066 (i)	41,410	41,897

Series 2016-H07, Class FB, 0.89%, 3/20/2066 (i)	10,448	10,571

Series 2016-H11, Class FD, 1.40%, 5/20/2066 (i)	21,297	21,322

Series 2016-H26, Class FC, 1.14%, 12/20/2066 (i)	14,697	15,008

Series 2017-H08, Class XI, IO, 2.12%, 3/20/2067 (i)	68,506	6,727

Series 2017-H14, Class XI, IO, 1.80%, 6/20/2067 (i)	52,592	4,076

Series 2018-H09, Class FE, 0.90%, 6/20/2068 (i)	3,971	3,923

Series 2019-H20, Class ID, IO, 1.22%, 12/20/2069 (i)	31,230	2,817

Series 2020-H02, Class MI, IO, 1.17%, 1/20/2070 (i)	72,788	4,370

Series 2020-H05, IO, 2.26%, 3/20/2070 (i)	65,761	4,939

Series 2020-H09, Class IC, IO, 1.92%, 5/20/2070 (i)	70,656	5,693

Series 2020-H09, IO, 1.93%, 5/20/2070 (i)	70,119	5,112

Series 2020-H09, Class CI, IO, 2.33%, 5/20/2070 (i)	66,536	5,672

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-H11, IO, 1.64%, 6/20/2070 (i)	40,598	3,146

Series 2020-H12, Class IJ, IO, 1.58%, 7/20/2070 (i)	54,127	4,931

Series 2020-H12, Class HI, IO, 2.14%, 7/20/2070 (i)	45,612	5,063

Series 2020-H15, IO, 1.58%, 8/20/2070 (i)	70,205	6,599

Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	28,266	28,167

GSMPS Mortgage Loan Trust

Series 2004-4, Class 1AF, 0.52%, 6/25/2034 (a) (i)	411	371

Series 2005-RP2, Class 1AF, 0.47%, 3/25/2035 (a) (i)	712	657

Series 2005-RP3, Class 1AF, 0.47%, 9/25/2035 (a) (i)	4,666	3,913

Series 2005-RP3, Class 1AS, IO, 4.25%, 9/25/2035 ‡ (a) (i)	3,438	405

GSR Mortgage Loan Trust

Series 2003-6F, Class A2, 0.52%, 9/25/2032 (i)	2	2

Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	63	65

Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	516	536

Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	346	374

Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	366	384

Series 2005-5F, Class 8A3, 0.62%, 6/25/2035 (i)	138	130

Series 2005-AR6, Class 3A1, 3.39%, 9/25/2035 (i)	38	39

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	626	652

Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	285	397

Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	2,207	1,602

Headlands Residential LLC

Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (g)	38,990	39,228

Series 2018-RPL1, Class A, 3.88%, 8/25/2024 (a) (g)	18,838	18,987

Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (g)	38,825	39,145

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Homeward Opportunities Fund Trust Series 2020-BPL1, Class A1, 3.23%, 8/25/2025 (a) (g)	30,000	30,074

Impac CMB Trust Series 2005-4, Class 2A1, 0.72%, 5/25/2035 (i)	733	732

Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	472	473

Impac Secured Assets Trust

Series 2006-1, Class 2A1, 0.47%, 5/25/2036 (i)	1,629	1,644

Series 2006-2, Class 2A1, 0.47%, 8/25/2036 (i)	480	482

JPMorgan Mortgage Trust

Series 2006-A2, Class 5A3, 2.54%, 11/25/2033 (i)	1,503	1,571

Series 2004-A3, Class 4A1, 3.26%, 7/25/2034 (i)	33	34

Series 2006-A3, Class 6A1, 3.02%, 8/25/2034 (i)	404	406

Series 2006-A2, Class 4A1, 3.06%, 8/25/2034 (i)	2,701	2,837

Series 2004-A4, Class 1A1, 2.88%, 9/25/2034 (i)	123	122

Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	36	37

Series 2005-A1, Class 3A4, 3.04%, 2/25/2035 (i)	499	493

Series 2007-A1, Class 5A1, 2.58%, 7/25/2035 (i)	336	343

Series 2007-A1, Class 5A2, 2.58%, 7/25/2035 (i)	134	137

Legacy Mortgage Asset Trust

Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (a) (g)	9,247	9,350

Series 2020-GS5, Class A1, 3.25%, 6/25/2060 (a)	12,774	13,021

Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (a) (g)	25,621	25,616

Lehman Mortgage Trust

Series 2006-2, Class 1A1, 5.97%, 4/25/2036 (i)	377	320

Series 2007-6, Class 1A8, 6.00%, 7/25/2037	145	146

Series 2008-2, Class 1A6, 6.00%, 3/25/2038	2,362	1,346

LHOME Mortgage Trust

Series 2019-RTL2, Class A1, 3.84%, 3/25/2024 (a)	27,015	27,223

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (a)	18,550		18,684

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 3.00%, 4/21/2034 (i)	734		746

Series 2004-3, Class 4A2, 2.70%, 4/25/2034 (i)	168		169

Series 2004-15, Class 3A1, 3.14%, 12/25/2034 (i)	224		215

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	7		7

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	3		3

Series 2003-9, Class 2A1, 6.00%, 12/25/2033	209		218

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	137		143

Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,401		1,431

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	289		296

Series 2004-6, Class 30, PO, 7/25/2034 ‡	208		175

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	141		148

Series 2004-7, Class 30, PO, 8/25/2034 ‡	130		110

Series 2005-6, Class 3A1, 5.50%, 12/25/2035	118		113

MASTR Asset Securitization Trust

Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(j)	–	(j)

Series 2003-12, Class 30, PO, 12/25/2033 ‡	15		14

Series 2003-12, Class 6A1, 5.00%, 12/25/2033	83		85

Series 2004-4, Class 1A6, 5.25%, 12/26/2033	312		315

Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	97		97

Series 2004-1, Class 30, PO, 2/25/2034 ‡	12		10

MASTR Reperforming Loan Trust

Series 2005-2, Class 1A1F, 0.47%, 5/25/2035 (a) (i)	6,677		3,657

Series 2006-2, Class 1A1, 4.28%, 5/25/2036 (a) (i)	770		704

MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	145		121

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 0.74%, 10/25/2028 (i)	482	487

Series 2003-F, Class A1, 0.76%, 10/25/2028 (i)	875	880

Series 2004-A, Class A1, 0.58%, 4/25/2029 (i)	188	187

Series 2004-C, Class A2, 0.86%, 7/25/2029 (i)	340	338

Series 2003-A5, Class 2A6, 2.27%, 8/25/2033 (i)	216	218

Series 2004-A4, Class A2, 3.19%, 8/25/2034 (i)	428	443

Series 2004-1, Class 2A1, 2.25%, 12/25/2034 (i)	481	491

Series 2005-A2, Class A1, 2.80%, 2/25/2035 (i)	753	799

Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 1.28%, 6/25/2037 (i)	501	479

Morgan Stanley Mortgage Loan Trust

Series 2004-9, Class 4A, 3.24%, 10/25/2019 (i)	68	67

Series 2004-3, Class 4A, 5.62%, 4/25/2034 (i)	1,115	1,196

MRFC Mortgage Pass-Through Trust

Series 2000-TBC2, Class A1, 0.59%, 6/15/2030 (i)	1,081	1,085

Series 2000-TBC3, Class A1, 0.55%, 12/15/2030 (i)	273	268

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (i)	395	392

New Residential Mortgage Loan Trust Series 2020-RPL2, Class A1, 3.58%, 8/25/2025 (a) (i)	19,100	19,492

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	69	71

Series 2003-A1, Class A1, 5.50%, 5/25/2033	21	21

Series 2003-A1, Class A2, 6.00%, 5/25/2033	117	120

P-stla 7.25%, 10/11/2026 ‡	40,900	40,900

Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	416	424

Progress Residential Trust 6.38%, 10/20/2025 ‡	45,000	44,550

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

PRPM LLC

Series 2020-2, Class A1, 3.67%, 8/25/2025 (a) (g)	21,605		21,867

Series 2020-5, Class A1, 3.10%, 11/25/2025 (a) (g)	40,049		40,452

Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (i)	59,400		59,367

RALI Trust

Series 2002-QS16, Class A3, IF, 16.38%, 10/25/2017 (i)	1		1

Series 2003-QS9, Class A3, IF, IO, 7.43%, 5/25/2018 ‡ (i)	6		—	(j)

Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(j)	—

Series 2003-QS12, Class A2A, IF, IO, 7.48%, 6/25/2018 ‡ (i)	—	(j)	—	(j)

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	8		7

Series 2005-QA6, Class A32, 4.41%, 5/25/2035 (i)	827		599

Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	108		105

RBSSP Resecuritization Trust

Series 2009-12, Class 1A1, 5.33%, 11/25/2033 (a) (i)	610		610

Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (a) (i)	648		659

RCO V Mortgage LLC Series 2020-1, Class A1, 3.10%, 9/25/2025 (a) (g)	14,224		14,344

Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (a)	50		34

Repo Buyer 8.32%, 5/14/2022 ‡	20,502		20,502

Residential Asset Securitization Trust

Series 2003-A8, Class A5, 4.25%, 10/25/2018	12		13

Series 2005-A2, Class A4, IF, IO, 4.93%, 3/25/2035 ‡ (i)	4,886		853

Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	416		419

RFMSI Trust Series 2005-SA4, Class 1A1, 2.95%, 9/25/2035 (i)	169		152

RMIP 5.60%, 8/25/2021 ‡	25,436		24,973

SART

4.75%, 7/15/2024	30,118		30,475

3.25%, 10/15/2024 ‡	6,726		6,639

4.76%, 6/15/2025	35,599		36,311

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

SART CRR

Series 4, 2.51%, 10/15/2024 ‡	14,437	14,247

2.75%, 4/15/2026 ‡	10,347	10,219

4.25%, 7/15/2027 ‡	14,914	14,716

Seasoned Credit Risk Transfer Trust

Series 2018-4, Class MA, 3.50%, 3/25/2058 ‡	21,154	22,763

Series 2018-4, Class MZ, 3.50%, 3/25/2058 ‡	13,020	14,939

Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	55,859	61,091

Series 2019-1, Class M55D, 4.00%, 7/25/2058	35,676	39,323

Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	26,490	29,778

Series 2020-1, Class M55G, 3.00%, 8/25/2059	51,640	54,845

Series 2020-3, Class MT, 2.00%, 5/25/2060 ‡	71,086	71,184

Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	13,865	14,597

Sequoia Mortgage Trust

Series 2004-8, Class A1, 0.81%, 9/20/2034 (i)	601	602

Series 2004-8, Class A2, 0.94%, 9/20/2034 (i)	789	803

Series 2004-10, Class A1A, 0.73%, 11/20/2034 (i)	276	273

Series 2004-11, Class A1, 0.71%, 12/20/2034 (i)	825	845

Series 2004-12, Class A3, 0.58%, 1/20/2035 (i)	682	660

Structured Asset Mortgage Investments II Trust

Series 2004-AR5, Class 1A1, 0.77%, 10/19/2034 (i)	813	798

Series 2005-AR5, Class A3, 0.61%, 7/19/2035 (i)	2,761	2,795

Structured Asset Securities Corp.

Series 2003-37A, Class 2A, 2.41%, 12/25/2033 (i)	901	903

Series 2004-4XS, Class 1A5, 5.99%, 2/25/2034 (g)	1,270	1,307

Series 2005-RF3, Class 1A, 0.47%, 6/25/2035 (a) (i)	528	468

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 2.81%, 11/25/2033 (i)	186	190

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Thornburg Mortgage Securities Trust

Series 2003-4, Class A1, 0.76%, 9/25/2043 (i)	1,692	1,722

Series 2004-4, Class 3A, 1.87%, 12/25/2044 (i)	1,066	1,096

Vendee Mortgage Trust

Series 1993-1, Class ZB, 7.25%, 2/15/2023	600	630

Series 1994-1, Class 1, 5.22%, 2/15/2024 (i)	245	257

Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	702	748

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	550	620

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	243	273

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	846	960

Series 1998-1, Class 2E, 7.00%, 3/15/2028	577	646

Vericrest Opportunity Loan Transferee Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (g)	37,350	37,350

vMobo, Inc. 7.50%, 5/31/2024	40,398	40,398

VOLT PT 7/27/2023 ‡	51,657	50,650

VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (g)	31,282	31,301

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (g)	71,413	71,391

WaMu Mortgage Pass-Through Certificates

Series 2003-S4, Class 2A10, IF, 17.14%, 6/25/2033 (i)	144	173

Series 2004-RS2, Class A4, 5.00%, 11/25/2033	255	264

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-S1, Class A5, 5.50%, 4/25/2033	407	419

Series 2003-AR7, Class A7, 2.71%, 8/25/2033 (i)	403	412

Series 2003-AR9, Class 2A, 2.78%, 9/25/2033 (i)	362	357

Series 2003-AR9, Class 1A6, 2.79%, 9/25/2033 (i)	2,339	2,365

Series 2003-S9, Class P, PO, 10/25/2033 ‡	25	22

Series 2003-AR11, Class A6, 2.78%, 10/25/2033 (i)	1,159	1,186

Series 2003-S9, Class A8, 5.25%, 10/25/2033	1,554	1,600

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-AR3, Class A1, 3.62%, 6/25/2034 (i)	529	546

Series 2004-AR3, Class A2, 3.62%, 6/25/2034 (i)	680	699

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	1,332	1,373

Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	126	127

Series 2006-AR10, Class 2P, 3.06%, 9/25/2036 ‡ (i)	54	44

Series 2006-AR8, Class 1A2, 3.12%, 8/25/2046 (i)	357	348

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-1, Class CP, PO, 3/25/2035 ‡	66	53

Series 2005-1, Class 1A1, 5.50%, 3/25/2035	592	597

Series 2005-2, Class 2A3, IF, IO, 4.88%, 4/25/2035 ‡ (i)	1,222	175

Series 2005-2, Class 1A4, IF, IO, 4.93%, 4/25/2035 ‡ (i)	4,452	585

Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,556	1,484

Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,549	272

Series 2005-6, Class 2A4, 5.50%, 8/25/2035	252	249

Series 2006-1, Class 3A2, 5.75%, 2/25/2036	121	117

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	1	1

Wells Fargo Alternative Loan Trust

Series 2003-1, Class A, PO, 9/25/2033 ‡	34	29

Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	137	139

Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	99	99

Total Collateralized Mortgage Obligations (Cost $3,188,052)		3,258,840

Commercial Mortgage-Backed Securities — 7.0%

20 Times Square Trust

Series 2018-20TS, Class D, 3.10%, 5/15/2035 ‡ (a) (i)	21,000	20,686

Series 2018-20TS, Class E, 3.10%, 5/15/2035 ‡ (a) (i)	13,399	12,929

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BAMLL Commercial Mortgage Securities Trust

Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	7,026	7,308

Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (a) (i)	7,700	8,013

BAMLL Re-REMIC Trust

Series 2016-FR16, Class A, 0.49%, 5/27/2021 (a) (i)	27,564	27,516

Series 2014-FRR5, Class AK30, PO, 6/27/2045 (a)	3,200	3,037

Series 2016-FR13, Class A, 1.56%, 8/27/2045 (a) (i)	9,619	9,408

Series 2015-FR11, Class AK25, 2.48%, 9/27/2045 (a) (i)	7,484	7,524

Banc of America Commercial Mortgage Trust Series 2006-5, Class XC, IO, 0.92%, 9/10/2047 ‡ (a) (i)	1,004	8

Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 2.46%, 3/15/2036 ‡ (a) (i)	6,700	6,635

BB-UBS Trust

Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	4,949	4,906

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	46,923	49,257

Bear Stearns Commercial Mortgage Securities Trust

Series 2006-PW14, Class X1, IO, 0.61%, 12/11/2038 ‡ (a) (i)	2,630	—	(j)

Series 2007-T26, Class X1, IO, 0.01%, 1/12/2045 ‡ (a) (i)	92,228	23

BXMT Ltd. Series 2017-FL1, Class D, 2.81%, 6/15/2035 ‡ (a) (i)	20,740	20,746

CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.76%, 10/15/2048 ‡ (a) (i)	14,619	28

COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 0.40%, 8/15/2048 ‡ (i)	728	—	(j)

Commercial Mortgage Trust

Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	4,484	4,802

Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (i)	53,745	58,534

Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (a) (i)	6,150	6,311

Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	7,550	7,867

Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (a)	14,250	14,309

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2012-CR2, Class XA, IO, 1.62%, 8/15/2045 ‡ (i)	22,659	352

Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	15,120

Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	10,247

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	19,525

Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.03%, 1/15/2049 ‡ (a) (i)	15,813	—	(j)

CSAIL Commercial Mortgage Trust

Series 2017-CX10, Class UESA, 4.03%, 10/15/2032 (a)	29,490	30,688

Series 2017-CX10, Class UESC, 4.24%, 10/15/2032 ‡ (a) (i)	4,929	4,814

CSMC OA LLC

Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	2,600	2,749

Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	16,830	15,595

DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 0.92%, 7/10/2044 ‡ (a) (i)	6,268	1

DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.42%, 6/10/2034 (a) (i)	4,000	3,933

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ09, Class A2, 2.84%, 9/25/2022	8,879	9,129

Series KS01, Class A2, 2.52%, 1/25/2023	12,391	12,704

Series KSMC, Class A2, 2.62%, 1/25/2023	36,500	38,015

Series K038, Class A2, 3.39%, 3/25/2024	20,914	22,617

Series K731, Class AM, 3.60%, 2/25/2025 (i)	32,000	35,085

Series KPLB, Class A, 2.77%, 5/25/2025	2,314	2,463

Series KLU2, Class A7, 2.23%, 9/25/2025 (i)	21,900	22,805

Series KJ17, Class A2, 2.98%, 11/25/2025	29,203	31,528

Series K052, Class A2, 3.15%, 11/25/2025	23,597	25,975

Series K737, Class AM, 2.10%, 10/25/2026	24,520	25,734

Series K061, Class AM, 3.44%, 11/25/2026 (i)	20,000	22,512

Series K065, Class A2, 3.24%, 4/25/2027	21,719	24,377

Series K065, Class AM, 3.33%, 5/25/2027	11,657	13,113

Series K066, Class A2, 3.12%, 6/25/2027	8,171	9,099

Series K069, Class A2, 3.19%, 9/25/2027 (i)	48,115	53,859

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K070, Class A2, 3.30%, 11/25/2027 (i)	17,323	19,551

Series K072, Class A2, 3.44%, 12/25/2027	14,689	16,716

Series K072, Class AM, 3.50%, 12/25/2027 (i)	19,000	21,640

Series W5FX, Class AFX, 3.34%, 4/25/2028 (i)	21,769	23,619

Series K081, Class A2, 3.90%, 8/25/2028 (i)	13,531	15,882

Series K082, Class A2, 3.92%, 9/25/2028 (i)	4,701	5,527

Series K082, Class AM, 3.92%, 9/25/2028 (i)	12,035	14,111

Series K087, Class A2, 3.77%, 12/25/2028	4,150	4,837

Series K088, Class A2, 3.69%, 1/25/2029	355	413

Series K115, Class XAM, IO, 1.55%, 7/25/2030 (i)	44,581	5,858

Series K118, Class XAM, IO, 1.17%, 9/25/2030 (i)	21,865	2,231

Series Q013, Class APT2, 1.29%, 5/25/2050 (i)	21,085	20,898

FNMA ACES

Series 2011-M1, Class A3, 3.76%, 6/25/2021	1,552	1,555

Series 2011-M8, Class A2, 2.92%, 8/25/2021	1,551	1,561

Series 2013-M9, Class A2, 2.39%, 1/25/2023 (i)	4,857	5,008

Series 2013-M13, Class A2, 2.64%, 4/25/2023 (i)	1,311	1,360

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (i)	11,851	12,599

Series 2014-M3, Class A2, 3.49%, 1/25/2024 (i)	14,417	15,463

Series 2014-M9, Class A2, 3.10%, 7/25/2024 (i)	3,093	3,316

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (i)	10,831	11,620

Series 2015-M1, Class A2, 2.53%, 9/25/2024	11,274	11,837

Series 2015-M3, Class A2, 2.72%, 10/25/2024	13,720	14,508

Series 2015-M7, Class A2, 2.59%, 12/25/2024	6,101	6,464

Series 2015-M2, Class A3, 3.03%, 12/25/2024 (i)	9,491	10,199

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2015-M8, Class A2, 2.90%, 1/25/2025 (i)	10,000	10,706

Series 2016-M1, Class A2, 2.94%, 1/25/2026 (i)	64,822	69,746

Series 2016-M11, Class A2, 2.37%, 7/25/2026 (i)	96,850	102,238

Series 2017-M3, Class A2, 2.48%, 12/25/2026 (i)	10,891	11,596

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	57,370	62,684

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	33,600	36,987

Series 2017-M12, Class A2, 3.08%, 6/25/2027 (i)	44,413	49,138

Series 2017-M15, Class A2, 2.96%, 9/25/2027 (i)	10,000	10,969

Series 2018-M2, Class A2, 2.90%, 1/25/2028 (i)	22,000	23,995

Series 2018-M4, Class A2, 3.05%, 3/25/2028 (i)	25,707	28,739

Series 2018-M9, Class APT2, 3.12%, 4/25/2028 (i)	95,995	104,172

Series 2018-M8, Class A2, 3.32%, 6/25/2028 (i)	35,260	39,903

Series 2018-M10, Class A2, 3.37%, 7/25/2028 (i)	45,168	51,056

Series 2019-M1, Class A2, 3.55%, 9/25/2028 (i)	34,615	39,716

Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	12,720	12,710

Series 2020-M38, Class X2, IO, 1.99%, 11/25/2028 (i)	54,000	6,975

Series 2019-M7, Class A2, 3.14%, 4/25/2029	41,965	46,722

Series 2017-M5, Class A2, 3.16%, 4/25/2029 (i)	8,018	9,064

Series 2019-M12, Class A2, 2.89%, 6/25/2029 (i)	75,085	82,798

Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	16,018

Series 2020-M5, Class A2, 2.21%, 1/25/2030	46,000	48,068

Series 2018-M3, Class A2, 3.09%, 2/25/2030 (i)	17,874	20,240

Series 2020-M50, Class A1, 0.67%, 10/25/2030	35,963	35,333

Series 2020-M50, Class A2, 1.20%, 10/25/2030	12,140	11,955

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (i)	207,326	24,199

Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	36,987	36,657

Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (i)	163,111	23,413

FREMF Mortgage Trust

Series 2017-K727, Class B, 3.74%, 7/25/2024 (a) (i)	27,500	29,551

Series 2018-KSL1, Class B, 3.96%, 11/25/2025 (a) (i)	10,011	10,205

Series 2019-KL05, Class BP, 3.96%, 6/25/2029 (a) (i)	5,645	5,850

Series 2015-K44, Class B, 3.68%, 1/25/2048 (a) (i)	769	834

Series 2015-K45, Class B, 3.59%, 4/25/2048 (a) (i)	11,025	11,927

Series 2015-K47, Class B, 3.59%, 6/25/2048 (a) (i)	5,000	5,415

Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (i)	10,000	10,984

Series 2016-K56, Class B, 3.94%, 6/25/2049 (a) (i)	8,451	9,248

Series 2016-K722, Class B, 3.85%, 7/25/2049 (a) (i)	21,565	22,791

Series 2017-K67, Class B, 3.94%, 9/25/2049 (a) (i)	8,500	9,350

Series 2017-K729, Class B, 3.68%, 11/25/2049 (a) (i)	8,000	8,598

Series 2017-K63, Class B, 3.87%, 2/25/2050 (a) (i)	20,000	21,909

Series 2019-K102, Class B, 3.53%, 12/25/2051 (a) (i)	6,000	6,479

Series 2019-K90, Class B, 4.31%, 2/25/2052 (a) (i)	8,500	9,670

Series 2020-K737, Class B, 3.30%, 1/25/2053 (a) (i)	10,000	10,636

GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 1.11%, 11/10/2039 ‡ (a) (i)	10,432	21

Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	36,250	38,610

JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 2.16%, 12/27/2046 (a) (i)	14,000	13,362

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2005-CB11, Class X1, IO, 0.16%, 8/12/2037 ‡ (a) (i)	7,725	1

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2006-CB15, Class X1, IO, 0.33%, 6/12/2043 ‡ (i)	15,278	9

Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 ‡ (i)	7,529	—	(j)

Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	8,924	10,017

LB-UBS Commercial Mortgage Trust Series 2007-C2, Class XW, IO, 0.17%, 2/15/2040 ‡ (i)	2,549	—	(j)

ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.54%, 12/12/2049 ‡ (a) (i)	262	—	(j)

Morgan Stanley Capital I Trust

Series 2006-IQ12, Class X1, IO, 0.29%, 12/15/2043 ‡ (a) (i)	1,648	—	(j)

Series 2007-HQ11, Class X, IO, 0.36%, 2/12/2044 ‡ (a) (i)	1,865	—	(j)

Series 2007-IQ13, Class X, IO, 0.52%, 3/15/2044 ‡ (a) (i)	3,753	6

Series 2007-HQ13, Class X1, IO, 0.00%, 12/15/2044 ‡ (a) (i)	1,348	—	(j)

Series 2012-C4, Class A3, 2.99%, 3/15/2045	80	80

MRCD MARK Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	38,560	40,373

Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	81,600	81,139

RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	4,450	4,573

SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	24,215	25,197

Series RR Trust Series 2014-1, Class B, PO, 5/25/2047 (a)	8,260	7,428

UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.06%, 5/10/2045 (a) (i)	12,370	159

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	15,527	15,663

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,457

Series 2012-C2, Class XA, IO, 1.29%, 5/10/2063 ‡ (a) (i)	43,885	595

Series 2012-C2, Class A4, 3.53%, 5/10/2063	9,327	9,593

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	11,148	11,531

Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (a) (i)	2,985	—	(j)

Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	9,668

Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK20, PO, 5/27/2045 (a)	8,000	7,616

WFRBS Commercial Mortgage Trust

Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	1,500	1,500

Series 2013-C11, Class D, 4.26%, 3/15/2045 ‡ (a) (i)	2,500	2,436

Series 2012-C6, Class A4, 3.44%, 4/15/2045	8,728	8,810

Total Commercial Mortgage-Backed Securities (Cost $2,287,825)		2,448,747

Foreign Government Securities — 0.6%

Kingdom of Saudi Arabia (Saudi Arabia)

2.25%, 2/2/2033 (a)	10,140	9,690

3.45%, 2/2/2061 (a)	4,399	4,083

Republic of Chile (Chile) 2.55%, 1/27/2032	9,568	9,684

Republic of Colombia (Colombia)

4.00%, 2/26/2024	6,987	7,424

4.50%, 1/28/2026	3,811	4,205

3.13%, 4/15/2031	7,000	6,934

7.38%, 9/18/2037	1,400	1,857

5.63%, 2/26/2044	941	1,082

5.00%, 6/15/2045	3,979	4,284

5.20%, 5/15/2049	10,179	11,334

4.13%, 5/15/2051	4,960	4,752

Republic of Panama (Panama)

3.16%, 1/23/2030	8,850	9,196

4.50%, 4/16/2050	5,100	5,661

Republic of Peru (Peru) 5.63%, 11/18/2050	737	1,008

Republic of South Africa (South Africa) 5.88%, 9/16/2025	3,502	3,896

United Mexican States (Mexico)

3.60%, 1/30/2025	7,166	7,860

4.13%, 1/21/2026	5,155	5,763

3.75%, 1/11/2028	22,959	24,817

2.66%, 5/24/2031	20,674	19,718

4.75%, 3/8/2044	3,906	4,111

4.60%, 1/23/2046	15,089	15,509

4.35%, 1/15/2047	4,228	4,211

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

4.60%, 2/10/2048	1,928	1,972

4.50%, 1/31/2050	14,225	14,358

3.77%, 5/24/2061	11,682	10,233

5.75%, 10/12/2110	5,118	5,788

Total Foreign Government Securities (Cost $198,029)		199,430

U.S. Government Agency Securities — 0.4%

FNMA DN, 4.31%, 5/15/2030 (h)	8,071	6,965

Israel Government AID Bond (Israel)

5.50%, 12/4/2023	7,240	8,277

2.06%, 11/1/2024 (h)	5,000	4,855

5.50%, 9/18/2033	6,771	9,564

Resolution Funding Corp. STRIPS

DN, 3.14%, 1/15/2030 (h)	30,700	26,600

DN, 3.38%, 4/15/2030 (h)	18,250	15,685

Tennessee Valley Authority

5.88%, 4/1/2036	31,814	47,109

5.50%, 6/15/2038	493	715

4.63%, 9/15/2060	4,157	5,973

4.25%, 9/15/2065	2,604	3,572

Tennessee Valley Authority STRIPS

DN, 4.17%, 11/1/2025 (h)	17,495	16,842

DN, 5.66%, 7/15/2028 (h)	3,119	2,824

DN, 3.75%, 12/15/2028 (h)	3,500	3,135

DN, 5.07%, 6/15/2035 (h)	2,242	1,623

Total U.S. Government Agency Securities (Cost $134,616)		153,739

Municipal Bonds — 0.4% (m)

California — 0.1%

City of Los Angeles Department of Airports, International Airport Series 2009C, Rev., 6.58%, 5/15/2039	3,060	4,087

Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	21,958

State of California, Various Purpose GO, 7.30%, 10/1/2039	2,400	3,789

Total California		29,834

New York — 0.1%

New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	2,240	3,028

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Port Authority of New York and New Jersey, Consolidated

Series 164, Rev., 5.65%, 11/1/2040	10,965	15,238

Series 165, Rev., 5.65%, 11/1/2040	3,780	5,253

Series 174, Rev., 4.46%, 10/1/2062	17,925	22,985

Total New York		46,504

Ohio — 0.2%

American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,725	18,733

County of Franklin, Hospital Facilities, Nationwide Children’s Hospital Project Rev., 2.88%, 11/1/2050	4,675	4,465

County of Hamilton, The Christ Hospital Rev., AGM, 3.76%, 6/1/2042	16,870	17,858

Ohio State University (The), General Receipts

Series 2016A, Rev., 4.05%, 12/1/2056	3,478	4,256

Series 2011-A, Rev., 4.80%, 6/1/2111	9,576	12,672

Rev., 5.59%, 12/1/2114	5,822	7,745

Total Ohio		65,729

Pennsylvania — 0.0% (b)

Chester County Health and Education Facilities Authority, Main Line Health System Rev., 3.31%, 6/1/2051	11,130	10,986

Total Municipal Bonds (Cost $127,540)		153,053

	SHARES (000)
Short-Term Investments — 7.1%

Investment Companies — 7.1%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (n) (o) (Cost $2,461,586)	2,460,843	2,462,073

Total Investments — 103.0% (Cost $34,246,967)		35,764,203
Liabilities in Excess of Other Assets — (3.0)%		(1,045,416)

NET ASSETS — 100.0%		34,718,787

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2021.
CMBS	Commercial Mortgage-Backed Security
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate

STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2021.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(h)	The rate shown is the effective yield as of February 28, 2021.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(j)	Amount rounds to less than one thousand.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Defaulted security.
(m)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of February 28, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 32.1%

Aerospace & Defense — 0.6%

Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	589	615

Airbus SE (France)

3.15%, 4/10/2027 (a)	655	700

3.95%, 4/10/2047 (a)	150	164

BAE Systems plc (United Kingdom)

1.90%, 2/15/2031 (a)	764	740

3.00%, 9/15/2050 (a)	2,994	2,881

Boeing Co. (The)

1.17%, 2/4/2023	7,375	7,406

1.95%, 2/1/2024	965	989

1.43%, 2/4/2024	2,275	2,279

2.85%, 10/30/2024	2,200	2,289

2.75%, 2/1/2026	2,445	2,533

2.20%, 2/4/2026	17,940	17,977

3.10%, 5/1/2026	800	841

2.70%, 2/1/2027	6,025	6,187

5.04%, 5/1/2027	8,825	10,171

3.25%, 2/1/2028	5,080	5,332

BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	1,274	1,319

Howmet Aerospace, Inc.

5.13%, 10/1/2024	3,362	3,656

5.95%, 2/1/2037	4,161	5,003

Lockheed Martin Corp.

3.80%, 3/1/2045	600	688

4.09%, 9/15/2052	2,500	2,992

Precision Castparts Corp. 3.25%, 6/15/2025	2,017	2,200

Raytheon Technologies Corp.

3.95%, 8/16/2025	240	269

4.13%, 11/16/2028	3,075	3,545

4.50%, 6/1/2042	2,471	3,030

4.35%, 4/15/2047	4,986	5,935

Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	1,747	1,889

Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	1,075	1,137

TransDigm, Inc. 6.25%, 3/15/2026 (a)	5,640	5,944

Triumph Group, Inc.

6.25%, 9/15/2024 (a)	1,475	1,483

7.75%, 8/15/2025	2,364	2,293

		102,487

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Air Freight & Logistics — 0.1%

XPO Logistics, Inc.

6.75%, 8/15/2024 (a)	6,479	6,803

6.25%, 5/1/2025 (a)	1,136	1,220

		8,023

Airlines — 0.1%

Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	4,087	4,208

Delta Air Lines, Inc.

4.50%, 10/20/2025 (a)	1,135	1,212

4.75%, 10/20/2028 (a)	1,589	1,765

United Airlines Holdings, Inc.

5.00%, 2/1/2024	3,104	3,185

4.88%, 1/15/2025	2,241	2,296

		12,666

Auto Components — 0.2%

Adient US LLC 7.00%, 5/15/2026 (a)	5,725	6,162

Allison Transmission, Inc.

5.88%, 6/1/2029 (a)	1,915	2,068

3.75%, 1/30/2031 (a)	1,245	1,191

American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	5,185	5,341

Clarios Global LP 6.25%, 5/15/2026 (a)	2,753	2,932

Cooper-Standard Automotive, Inc.

13.00%, 6/1/2024 (a)	584	670

5.63%, 11/15/2026 (a)	4,490	3,903

Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	4,125	4,231

Dana, Inc. 5.63%, 6/15/2028	1,350	1,433

Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023	2,512	2,528

Icahn Enterprises LP

6.25%, 2/1/2022	414	414

6.38%, 12/15/2025	3,382	3,496

6.25%, 5/15/2026	957	1,006

5.25%, 5/15/2027	1,490	1,564

		36,939

Automobiles — 0.2%

Daimler Finance North America LLC (Germany) 3.30%, 5/19/2025 (a)	500	542

General Motors Co.

7.70%, 4/15/2016 ‡ (b)	2,500	—	(c)

6.13%, 10/1/2025	550	655

5.15%, 4/1/2038	3,970	4,747

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Automobiles — continued

Hyundai Capital America

3.45%, 3/12/2021 (a)	2,000	2,002

0.80%, 1/8/2024 (a)	13,230	13,136

4.30%, 2/1/2024 (a)	2,000	2,186

1.80%, 10/15/2025 (a)	1,110	1,114

2.38%, 10/15/2027 (a)	1,120	1,144

1.80%, 1/10/2028 (a)	5,390	5,244

Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (a)	1,700	1,882

		32,652

Banks — 5.4%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	14,000	15,841

AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (d)	1,940	2,122

ANZ New Zealand Int’l Ltd. (New Zealand)

3.40%, 3/19/2024 (a)	1,200	1,301

3.45%, 7/17/2027 (a)	889	993

2.55%, 2/13/2030 (a)	635	671

ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (a)	615	663

Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	4,000	3,972

Banco Santander SA (Spain)

3.13%, 2/23/2023	1,600	1,682

4.38%, 4/12/2028	3,400	3,906

2.75%, 12/3/2030	1,000	993

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (d)	5,000	5,386

Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (d) (e) (f)	1,980	2,170

4.00%, 1/22/2025	7,677	8,501

(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (d)	8,380	9,058

Series L, 3.95%, 4/21/2025	1,326	1,467

(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	519	560

(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (d)	11,100	11,740

(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (d)	6,000	6,526

4.45%, 3/3/2026	1,294	1,482

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

(SOFR + 1.15%), 1.32%, 6/19/2026 (d)	3,175	3,198

(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	3,500	3,497

(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (d)	25,260	27,948

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	1,000	1,121

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	3,655	4,031

(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (d)	13,000	14,747

(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (d)	745	849

(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (d)	12,400	12,702

(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	12,000	11,628

(SOFR + 1.37%), 1.92%, 10/24/2031 (d)	7,380	7,164

6.98%, 3/7/2037	1,500	2,108

(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (d)	1,535	1,785

(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	12,665	12,278

Series L, 4.75%, 4/21/2045	2,000	2,591

(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (d)	3,500	4,068

Bank of Montreal (Canada)

Series E, 3.30%, 2/5/2024	2,500	2,694

(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (d)	372	417

Bank of Nova Scotia (The) (Canada)

1.63%, 5/1/2023	2,872	2,950

2.20%, 2/3/2025	1,738	1,816

1.30%, 6/11/2025	2,080	2,096

2.70%, 8/3/2026	1,660	1,788

Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023 (a)	2,770	2,987

Barclays plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (d)	800	862

4.38%, 9/11/2024	1,150	1,265

BNP Paribas SA (France)

3.80%, 1/10/2024 (a)	2,000	2,168

(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (d)	1,000	1,036

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (d)	3,000	2,997

(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (d)	10,075	10,666

BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022 (a)	1,000	1,025

Canadian Imperial Bank of Commerce (Canada)

3.10%, 4/2/2024	921	988

2.25%, 1/28/2025	3,100	3,240

Capital One Bank USA NA 3.38%, 2/15/2023	1,400	1,477

CIT Group, Inc.

5.00%, 8/1/2023	2,694	2,940

4.75%, 2/16/2024	1,105	1,203

6.13%, 3/9/2028	1,802	2,230

Citigroup, Inc.

Series Q, (ICE LIBOR USD 3 Month + 4.10%), 4.29%, 5/15/2021 (d) (e) (f)	1,545	1,537

2.90%, 12/8/2021	1,500	1,528

(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (d) (e) (f)	581	606

Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (d) (e) (f)	1,652	1,745

Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (d) (e) (f)	146	148

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (d) (e) (f)	700	760

6.88%, 6/1/2025	645	792

7.00%, 12/1/2025	1,115	1,386

Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)	8,450	8,534

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)	15,310	15,233

(SOFR + 2.84%), 3.11%, 4/8/2026 (d)	2,500	2,688

4.30%, 11/20/2026	2,500	2,850

(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (d)	15,910	17,855

6.63%, 1/15/2028	838	1,073

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	803	894

(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (d)	6,945	7,672

(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (d)	3,600	4,082

(SOFR + 1.42%), 2.98%, 11/5/2030 (d)	3,090	3,278

(SOFR + 1.15%), 2.67%, 1/29/2031 (d)	2,600	2,687

(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	17,210	20,020

(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	5,000	5,123

(SOFR + 4.55%), 5.32%, 3/26/2041 (d)	7,000	9,343

Citizens Bank NA 3.70%, 3/29/2023	2,090	2,225

Comerica Bank 2.50%, 7/23/2024	1,000	1,066

Comerica, Inc. 4.00%, 2/1/2029	1,500	1,725

Cooperatieve Rabobank UA (Netherlands) 4.63%, 12/1/2023	1,650	1,825

Credit Agricole SA (France)

4.38%, 3/17/2025 (a)	5,765	6,370

(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (d) (e) (f)	3,840	4,640

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (d)	5,080	5,214

2.81%, 1/11/2041 (a)	1,015	968

Danske Bank A/S (Denmark)

2.80%, 3/10/2021 (a)	1,675	1,676

2.70%, 3/2/2022 (a)	619	633

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (d)	14,829	14,918

DNB Bank ASA (Norway)

2.15%, 12/2/2022 (a)	1,500	1,548

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.85%), 1.13%, 9/16/2026 (a) (d)	3,590	3,579

Fifth Third Bank NA

3.95%, 7/28/2025	500	563

3.85%, 3/15/2026	234	262

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (d)	11,285	11,619

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (d)	1,250	1,343

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

4.25%, 8/18/2025	1,333	1,486

4.30%, 3/8/2026	3,581	4,063

(SOFR + 1.54%), 1.64%, 4/18/2026 (d)	10,520	10,639

3.90%, 5/25/2026	506	566

(SOFR + 1.29%), 1.59%, 5/24/2027 (d)	5,000	4,999

(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (d)	11,837	13,260

(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	15,820	15,895

(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (d)	16,630	18,584

6.50%, 5/2/2036	1,265	1,750

6.10%, 1/14/2042	715	1,030

Huntington Bancshares, Inc. 2.55%, 2/4/2030	2,500	2,583

Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	400	403

ING Groep NV (Netherlands)

3.15%, 3/29/2022	1,200	1,237

(USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (d) (e) (f) (g)	2,957	3,076

3.55%, 4/9/2024	440	479

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (d)	1,210	1,214

KeyBank NA

3.18%, 5/22/2022	1,621	1,679

3.40%, 5/20/2026	1,545	1,708

KeyCorp 2.25%, 4/6/2027	1,290	1,351

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	2,650	2,752

4.38%, 3/22/2028	633	729

(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (d)	4,500	4,941

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.00%, 2/22/2022	413	424

2.67%, 7/25/2022	2,150	2,219

3.76%, 7/26/2023	4,582	4,934

2.53%, 9/13/2023	423	446

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (d)	3,000	3,022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

1.41%, 7/17/2025	13,390	13,504

3.20%, 7/18/2029	2,605	2,833

3.75%, 7/18/2039	3,145	3,543

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (d)	2,000	2,165

(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (d)	4,400	4,568

National Australia Bank Ltd. (Australia)

3.38%, 1/14/2026	3,248	3,598

2.33%, 8/21/2030 (a)	1,330	1,301

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (d)	2,605	2,835

National Bank of Canada (Canada) 2.15%, 10/7/2022 (a)	1,800	1,852

Natwest Group plc (United Kingdom)

3.88%, 9/12/2023	12,000	12,951

4.80%, 4/5/2026	1,796	2,068

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (d)	8,215	8,710

Nordea Bank Abp (Finland)

4.88%, 5/13/2021 (a)	600	605

4.25%, 9/21/2022 (a)	886	935

3.75%, 8/30/2023 (a)	1,250	1,352

PNC Bank NA 2.70%, 10/22/2029	4,150	4,352

PNC Financial Services Group, Inc. (The)

2.60%, 7/23/2026	2,000	2,148

2.55%, 1/22/2030	1,975	2,074

Royal Bank of Canada (Canada)

2.25%, 11/1/2024	2,600	2,744

1.15%, 6/10/2025	2,000	2,010

4.65%, 1/27/2026	423	491

Skandinaviska Enskilda Banken AB (Sweden) 3.05%, 3/25/2022 (a)	1,300	1,338

Societe Generale SA (France)

3.88%, 3/28/2024 (a)	1,585	1,723

2.63%, 10/16/2024 (a)	19,506	20,540

2.63%, 1/22/2025 (a)	11,635	12,187

4.25%, 4/14/2025 (a)	4,820	5,267

4.75%, 11/24/2025 (a)	6,630	7,439

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (d)	11,590	11,519

3.00%, 1/22/2030 (a)	4,000	4,162

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (d)	800	825

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (a) (d)	2,825	2,851

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (d)	1,200	1,274

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (d)	10,365	10,900

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (d)	9,915	9,785

Sumitomo Mitsui Financial Group, Inc. (Japan)

3.10%, 1/17/2023	3,099	3,256

3.75%, 7/19/2023	1,250	1,348

3.94%, 10/16/2023	654	713

4.44%, 4/2/2024 (a)	1,200	1,317

1.47%, 7/8/2025	1,500	1,523

3.04%, 7/16/2029	1,395	1,499

2.75%, 1/15/2030	3,500	3,682

Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025 (a)	2,350	2,335

Svenska Handelsbanken AB (Sweden)

0.63%, 6/30/2023 (a)	2,300	2,313

3.90%, 11/20/2023	2,600	2,848

Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	2,000	2,011

Truist Bank

3.20%, 4/1/2024	1,250	1,348

2.15%, 12/6/2024	500	526

Truist Financial Corp.

3.75%, 12/6/2023	1,600	1,743

4.00%, 5/1/2025	1,857	2,073

UniCredit SpA (Italy)

3.75%, 4/12/2022 (a)	2,000	2,065

(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (d)	10,000	11,879

US Bancorp

Series X, 3.15%, 4/27/2027	1,660	1,833

3.00%, 7/30/2029	1,325	1,429

Wachovia Corp.

6.61%, 10/1/2025	1,650	2,020

7.57%, 8/1/2026 (h)	515	669

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Wells Fargo & Co.

(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (d)	1,000	1,040

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (e) (f)	16,210	16,148

3.00%, 10/23/2026	15,235	16,530

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (d)	15,228	16,574

4.30%, 7/22/2027	173	200

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (d)	4,475	4,955

(SOFR + 2.10%), 2.39%, 6/2/2028 (d)	2,000	2,077

(ICE LIBOR USD 3 Month + 1.17%), 2.88%, 10/30/2030 (d)	8,700	9,207

(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031 (d)	15,700	16,252

(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	16,505	16,940

5.38%, 11/2/2043	853	1,100

4.90%, 11/17/2045	6,610	8,192

4.40%, 6/14/2046	3,016	3,541

Westpac Banking Corp. (Australia)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (d)	2,000	2,081

(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d)	1,000	1,123

4.42%, 7/24/2039	520	617

		842,527

Beverages — 0.5%

Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	13,415	16,106

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.00%, 4/13/2028	2,690	3,058

4.75%, 1/23/2029	17,910	21,185

4.38%, 4/15/2038	5,000	5,815

3.75%, 7/15/2042	2,500	2,650

4.44%, 10/6/2048	3,000	3,406

Coca-Cola Femsa SAB de CV (Mexico)

2.75%, 1/22/2030	1,380	1,415

1.85%, 9/1/2032	500	473

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	365	407

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Beverages — continued

Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	3,160	3,217

Keurig Dr Pepper, Inc.

3.40%, 11/15/2025	1,700	1,868

2.55%, 9/15/2026	507	541

3.43%, 6/15/2027	225	251

4.60%, 5/25/2028	4,110	4,853

3.80%, 5/1/2050	6,883	7,509

		72,754

Biotechnology — 0.9%

AbbVie, Inc.

2.80%, 3/15/2023	500	520

2.60%, 11/21/2024	20,605	21,908

3.60%, 5/14/2025	5,000	5,485

2.95%, 11/21/2026	19,970	21,590

3.20%, 11/21/2029	12,946	13,996

4.05%, 11/21/2039	9,103	10,454

4.63%, 10/1/2042	3,900	4,755

Amgen, Inc.

2.20%, 2/21/2027	215	224

2.30%, 2/25/2031	12,500	12,596

Biogen, Inc.

2.25%, 5/1/2030	10,482	10,492

3.15%, 5/1/2050	2,040	1,936

Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	3,035	3,078

Gilead Sciences, Inc.

1.65%, 10/1/2030	8,580	8,250

2.60%, 10/1/2040	5,200	4,927

4.50%, 2/1/2045	6,500	7,740

2.80%, 10/1/2050	3,800	3,508

Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	4,850	4,322

		135,781

Building Products — 0.1%

CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	220

Griffon Corp. 5.75%, 3/1/2028	4,065	4,268

Standard Industries, Inc.

4.75%, 1/15/2028 (a)	4,343	4,506

3.38%, 1/15/2031 (a)	2,673	2,559

Summit Materials LLC

5.13%, 6/1/2025 (a)	2,140	2,172

5.25%, 1/15/2029 (a)	1,525	1,619

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued

Trane Technologies Co. LLC 7.20%, 6/1/2025	75	87

		15,431

Capital Markets — 2.0%

Bank of New York Mellon Corp. (The) 3.25%, 5/16/2027	1,200	1,331

BlackRock, Inc. 3.25%, 4/30/2029 (a)	2,350	2,635

Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	159	193

Brookfield Finance, Inc. (Canada)

3.90%, 1/25/2028	1,265	1,426

4.85%, 3/29/2029	280	333

4.70%, 9/20/2047	645	767

Charles Schwab Corp. (The)

0.90%, 3/11/2026	3,170	3,151

Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (d) (e) (f)	19,160	19,232

Credit Suisse AG (Switzerland)

1.00%, 5/5/2023	1,000	1,013

3.63%, 9/9/2024	6,500	7,147

2.95%, 4/9/2025	650	703

Credit Suisse Group AG (Switzerland)

(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (d) (e) (f)	12,300	13,623

(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (d)	250	263

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (d)	300	310

(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (d)	1,890	1,863

4.28%, 1/9/2028 (a)	14,706	16,712

(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (d)	831	920

Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	1,098	1,132

Deutsche Bank AG (Germany)

4.25%, 10/14/2021	1,850	1,891

(SOFR + 2.16%), 2.22%, 9/18/2024 (d)	2,620	2,696

Goldman Sachs Group, Inc. (The)

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	6,442	6,638

3.50%, 1/23/2025	2,566	2,789

3.50%, 4/1/2025	16,930	18,516

3.75%, 5/22/2025	4,789	5,291

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (d)	1,612	1,748

4.25%, 10/21/2025	364	410

3.50%, 11/16/2026	15,000	16,521

(SOFR + 0.79%), 1.09%, 12/9/2026 (d)	3,140	3,116

3.85%, 1/26/2027	1,664	1,858

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	6,079	6,829

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (d)	9,035	10,414

(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (d)	15,310	17,706

Jefferies Group LLC

6.45%, 6/8/2027	104	133

6.25%, 1/15/2036	950	1,258

Lehman Brothers Holdings, Inc.

8.00%, 8/1/2015 (b)	295	3

3.60%, 12/30/2016 (b)	235	3

0.00%, 5/17/2049 (b)	1,000	10

LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	2,610	2,689

Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (d)	800	948

Morgan Stanley

4.88%, 11/1/2022	3,500	3,752

4.10%, 5/22/2023	750	807

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (d)	2,240	2,392

3.70%, 10/23/2024	1,241	1,370

(SOFR + 1.15%), 2.72%, 7/22/2025 (d)	12,464	13,251

4.00%, 7/23/2025	2,677	3,010

5.00%, 11/24/2025	1,617	1,888

3.88%, 1/27/2026	4,268	4,805

(SOFR + 1.99%), 2.19%, 4/28/2026 (d)	10,918	11,369

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (d)	6,667	7,450

(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (d)	3,388	3,803

(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (d)	3,282	3,843

(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	15,650	16,265

(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	2,490	2,389

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (d)	5,425	6,649

4.38%, 1/22/2047	2,000	2,486

(SOFR + 1.43%), 2.80%, 1/25/2052 (d)	3,145	2,994

Nomura Holdings, Inc. (Japan)

2.65%, 1/16/2025	2,856	3,008

1.85%, 7/16/2025	1,300	1,328

Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (d)	1,000	1,086

Nuveen LLC 4.00%, 11/1/2028 (a)	710	820

S&P Global, Inc. 3.25%, 12/1/2049	2,500	2,630

TD Ameritrade Holding Corp. 2.75%, 10/1/2029	800	851

UBS Group AG (Switzerland)

(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (d) (e) (f) (g)	EUR 11,400	14,257

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (d)	1,303	1,348

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (d)	8,895	8,865

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (d)	23,300	25,106

		322,043

Chemicals — 0.4%

Air Products and Chemicals, Inc. 2.70%, 5/15/2040	800	802

Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	4,164	4,352

Blue Cube Spinco LLC 10.00%, 10/15/2025	1,285	1,359

CF Industries, Inc. 4.95%, 6/1/2043	2,585	3,044

Chemours Co. (The)

7.00%, 5/15/2025	3,955	4,077

5.75%, 11/15/2028 (a)	1,435	1,471

CVR Partners LP 9.25%, 6/15/2023 (a)	5,032	5,109

Dow Chemical Co. (The) 3.50%, 10/1/2024	992	1,079

INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,750	1,746

LYB International Finance III LLC 3.38%, 5/1/2030	2,000	2,160

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Chemicals — continued

NOVA Chemicals Corp. (Canada)

4.88%, 6/1/2024 (a)	2,300	2,381

5.00%, 5/1/2025 (a)	1,500	1,552

5.25%, 6/1/2027 (a)	4,466	4,656

Nutrien Ltd. (Canada)

2.95%, 5/13/2030	1,435	1,529

4.13%, 3/15/2035	511	582

Nutrition & Biosciences, Inc.

1.83%, 10/15/2027 (a)	1,890	1,899

3.27%, 11/15/2040 (a)	1,630	1,679

3.47%, 12/1/2050 (a)	1,270	1,297

Scotts Miracle-Gro Co. (The)

5.25%, 12/15/2026	2,020	2,116

4.50%, 10/15/2029	3,723	3,948

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	2,853	2,893

Union Carbide Corp. 7.75%, 10/1/2096	1,305	2,040

Valvoline, Inc. 4.25%, 2/15/2030 (a)	1,820	1,874

W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)	3,346	3,469

		57,114

Commercial Services & Supplies — 0.2%

ACCO Brands Corp. 5.25%, 12/15/2024 (a)	2,227	2,283

ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	5,260	5,569

Aramark Services, Inc.

5.00%, 4/1/2025 (a)	1,100	1,125

5.00%, 2/1/2028 (a)	2,340	2,398

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	2,800	2,885

Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	3,000	2,824

GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025 (a)	5,975	6,102

Harsco Corp. 5.75%, 7/31/2027 (a)	1,110	1,157

ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.23%, 12/21/2065 (a) (d)	5,334	4,321

Nielsen Finance LLC

5.00%, 4/15/2022 (a)	2,008	2,013

5.63%, 10/1/2028 (a)	3,125	3,293

Prime Security Services Borrower LLC 5.25%, 4/15/2024 (a)	4,213	4,492

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued

Republic Services, Inc.

4.75%, 5/15/2023	103	111

1.45%, 2/15/2031	1,010	950

		39,523

Communications Equipment — 0.1%

CommScope Technologies LLC 5.00%, 3/15/2027 (a)	3,370	3,301

CommScope, Inc.

5.50%, 3/1/2024 (a)	3,547	3,640

6.00%, 3/1/2026 (a)	6,939	7,295

Plantronics, Inc. 5.50%, 5/31/2023 (a)	1,979	1,991

		16,227

Construction & Engineering — 0.1%

AECOM

5.88%, 10/15/2024	1,130	1,254

5.13%, 3/15/2027	2,676	2,924

Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048 (a)	2,795	3,197

Bioceanico Sovereign Certificate Ltd. (Cayman Islands) Zero Coupon, 6/5/2034 (a)	1,850	1,404

MasTec, Inc. 4.50%, 8/15/2028 (a)	3,960	4,139

		12,918

Construction Materials — 0.0% (i)

Cemex SAB de CV (Mexico) 3.88%, 7/11/2031 (a)	3,843	3,835

CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,593

		5,428

Consumer Finance — 1.0%

AerCap Ireland Capital DAC (Ireland)

5.00%, 10/1/2021	2,000	2,050

4.45%, 12/16/2021	3,500	3,592

3.50%, 5/26/2022	400	412

4.63%, 7/1/2022	3,040	3,183

3.30%, 1/23/2023	390	405

4.50%, 9/15/2023	1,780	1,922

3.15%, 2/15/2024	1,890	1,985

6.50%, 7/15/2025	2,090	2,450

1.75%, 1/30/2026	2,550	2,493

Ally Financial, Inc.

5.75%, 11/20/2025	6,155	7,054

8.00%, 11/1/2031	1,780	2,549

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

American Express Co.

3.63%, 12/5/2024	276	305

4.20%, 11/6/2025	3,000	3,430

American Honda Finance Corp. 2.30%, 9/9/2026	320	339

Avolon Holdings Funding Ltd. (Ireland)

5.50%, 1/15/2023 (a)	11,525	12,239

5.13%, 10/1/2023 (a)	299	321

5.25%, 5/15/2024 (a)	3,120	3,397

5.50%, 1/15/2026 (a)	2,175	2,407

2.13%, 2/21/2026 (a)	8,230	7,935

4.25%, 4/15/2026 (a)	2,215	2,341

Capital One Financial Corp.

3.75%, 4/24/2024	333	362

3.20%, 2/5/2025	200	215

3.75%, 7/28/2026	840	926

Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	3,633	3,660

Ford Motor Credit Co. LLC

3.47%, 4/5/2021	375	376

3.22%, 1/9/2022	3,480	3,519

3.37%, 11/17/2023	1,655	1,700

4.06%, 11/1/2024	3,440	3,603

5.13%, 6/16/2025	1,220	1,318

4.13%, 8/4/2025	6,700	7,052

3.38%, 11/13/2025	1,247	1,267

4.39%, 1/8/2026	3,750	3,960

4.54%, 8/1/2026	8,140	8,689

4.27%, 1/9/2027	3,122	3,301

4.13%, 8/17/2027	1,660	1,747

4.00%, 11/13/2030	1,505	1,539

General Motors Financial Co., Inc. 3.60%, 6/21/2030	7,125	7,701

Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024 (a) (h)	3,565	3,189

Hyundai Capital Services, Inc. (South Korea) 1.25%, 2/8/2026 (a)	4,000	3,931

ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.48%, 12/21/2065 (a) (d)	1,790	1,493

John Deere Capital Corp.

2.65%, 6/10/2026	1,000	1,079

2.25%, 9/14/2026	750	797

2.45%, 1/9/2030	3,150	3,331

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

Navient Corp.

6.13%, 3/25/2024	1,895	1,998

6.75%, 6/25/2025	1,970	2,119

5.00%, 3/15/2027	915	897

OneMain Finance Corp.

7.13%, 3/15/2026	6,558	7,575

6.63%, 1/15/2028	905	1,029

5.38%, 11/15/2029	2,530	2,669

Park Aerospace Holdings Ltd. (Ireland)

5.25%, 8/15/2022 (a)	7,450	7,789

5.50%, 2/15/2024 (a)	4,605	5,012

		154,652

Containers & Packaging — 0.3%

Ardagh Packaging Finance plc

6.00%, 2/15/2025 (a)	276	285

5.25%, 4/30/2025 (a)	417	440

4.13%, 8/15/2026 (a)	6,555	6,784

5.25%, 8/15/2027 (a)	1,725	1,787

Ball Corp.

5.25%, 7/1/2025	2,095	2,357

2.88%, 8/15/2030	1,910	1,855

Berry Global, Inc. 4.88%, 7/15/2026 (a)	3,660	3,909

Crown Americas LLC 4.75%, 2/1/2026	1,855	1,923

Klabin Austria GmbH (Brazil) 5.75%, 4/3/2029 (g)	1,889	2,173

LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	4,605	4,939

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	3,925	3,945

Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	4,825	4,810

Sealed Air Corp.

5.25%, 4/1/2023 (a)	625	659

5.13%, 12/1/2024 (a)	2,365	2,587

Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (h)	3,113	3,257

		41,710

Distributors — 0.1%

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	3,369	3,538

Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	8,352	8,226

		11,764

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Consumer Services — 0.1%

Service Corp. International

8.00%, 11/15/2021	2,300	2,407

5.13%, 6/1/2029	5,135	5,549

University of Southern California Series A, 3.23%, 10/1/2120	800	763

		8,719

Diversified Financial Services — 0.6%

CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (a)	800	820

CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	1,135	1,251

EDP Finance BV (Portugal)

3.63%, 7/15/2024 (a)	16,465	17,852

1.71%, 1/24/2028 (a)	13,425	13,203

GE Capital Funding LLC 4.05%, 5/15/2027 (a)	5,000	5,639

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	6,735	7,692

GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	3,623	3,882

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	257	268

MDGH — GMTN BV (United Arab Emirates) 3.70%, 11/7/2049 (a)	2,600	2,678

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)

2.65%, 9/19/2022 (a)	200	206

3.96%, 9/19/2023 (a)	1,215	1,312

3.56%, 2/28/2024 (a)	1,900	2,037

National Rural Utilities Cooperative Finance Corp.

2.95%, 2/7/2024	350	373

3.40%, 2/7/2028	2,000	2,229

3.70%, 3/15/2029	250	283

ORIX Corp. (Japan)

4.05%, 1/16/2024	300	327

3.25%, 12/4/2024	2,850	3,099

Sabre GLBL, Inc.

9.25%, 4/15/2025 (a)	2,285	2,711

7.38%, 9/1/2025 (a)	400	433

Shell International Finance BV (Netherlands)

3.25%, 5/11/2025	1,098	1,197

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Financial Services — continued

2.88%, 5/10/2026	246	266

3.63%, 8/21/2042	6,600	7,152

4.00%, 5/10/2046	3,000	3,389

3.25%, 4/6/2050	3,360	3,399

Siemens Financieringsmaatschappij NV (Germany)

2.00%, 9/15/2023 (a)	2,150	2,221

2.35%, 10/15/2026 (a)	14,900	15,832

3.30%, 9/15/2046 (a)	2,000	2,127

Voya Financial, Inc. 5.70%, 7/15/2043	300	397

		102,275

Diversified Telecommunication Services — 1.4%

AT&T, Inc.

1.65%, 2/1/2028	15,150	14,886

6.88%, 10/15/2031	2,025	2,721

2.25%, 2/1/2032	13,300	12,770

3.50%, 6/1/2041	5,000	5,024

3.10%, 2/1/2043	1,380	1,296

4.80%, 6/15/2044	1,358	1,566

3.50%, 9/15/2053 (a)	10,881	9,981

CCO Holdings LLC

5.75%, 2/15/2026 (a)	6,909	7,141

5.50%, 5/1/2026 (a)	3,245	3,357

5.13%, 5/1/2027 (a)	11,999	12,570

5.00%, 2/1/2028 (a)	9,925	10,396

5.38%, 6/1/2029 (a)	761	820

4.75%, 3/1/2030 (a)	12,163	12,695

4.25%, 2/1/2031 (a)	3,250	3,291

Cincinnati Bell, Inc. 8.00%, 10/15/2025 (a)	1,638	1,744

Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	508	568

Embarq Corp. 8.00%, 6/1/2036	4,092	4,864

Frontier Communications Corp. 5.88%, 10/15/2027 (a)	3,532	3,779

Intelsat Jackson Holdings SA (Luxembourg)

8.00%, 2/15/2024 (a) (b) (h)	1,760	1,817

8.50%, 10/15/2024 (a) (b)	7,233	4,702

Level 3 Financing, Inc.

5.25%, 3/15/2026	2,557	2,631

4.63%, 9/15/2027 (a)	4,227	4,374

Lumen Technologies, Inc.

5.63%, 4/1/2025	1,197	1,282

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

5.13%, 12/15/2026 (a)	3,740	3,899

4.00%, 2/15/2027 (a)	5,495	5,617

Sprint Capital Corp. 8.75%, 3/15/2032	8,352	12,428

Switch Ltd. 3.75%, 9/15/2028 (a)	1,955	1,992

Telecom Italia Capital SA (Italy)

6.38%, 11/15/2033	1,061	1,253

6.00%, 9/30/2034	3,048	3,506

7.72%, 6/4/2038	190	254

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	4,990	5,402

Verizon Communications, Inc.

2.63%, 8/15/2026	79	84

4.33%, 9/21/2028	2,156	2,509

4.02%, 12/3/2029	12,013	13,769

1.68%, 10/30/2030 (a)	14,010	13,328

4.50%, 8/10/2033	8,750	10,436

2.65%, 11/20/2040	14,625	13,667

2.88%, 11/20/2050	6,205	5,638

2.99%, 10/30/2056 (a)	545	491

Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	5,778	6,193

Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	2,103	2,094

		226,835

Electric Utilities — 1.8%

AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	1,027

AEP Transmission Co. LLC

3.15%, 9/15/2049	485	494

Series M, 3.65%, 4/1/2050	2,000	2,200

AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030 (a)	980	1,037

Alabama Power Co.

6.13%, 5/15/2038	891	1,265

5.50%, 3/15/2041	1,250	1,668

Series A, 4.30%, 7/15/2048	350	429

Appalachian Power Co. Series Y, 4.50%, 3/1/2049	315	381

Arizona Public Service Co.

4.70%, 1/15/2044	150	183

4.25%, 3/1/2049	1,000	1,197

Baltimore Gas and Electric Co.

4.25%, 9/15/2048	1,400	1,683

3.20%, 9/15/2049	1,475	1,510

2.90%, 6/15/2050	840	811

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	2,000	1,958

China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	785

Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	231

Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031 (a)	11,948	11,739

Commonwealth Edison Co. 4.00%, 3/1/2048	300	349

Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,686	2,036

DTE Electric Co. 3.95%, 6/15/2042	381	426

Duke Energy Carolinas LLC

3.70%, 12/1/2047	1,000	1,116

3.20%, 8/15/2049	3,310	3,413

Duke Energy Florida LLC

3.80%, 7/15/2028	600	683

1.75%, 6/15/2030	1,000	983

5.90%, 3/1/2033	412	535

Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	2,235	2,294

Duke Energy Ohio, Inc. 4.30%, 2/1/2049	1,470	1,765

Duke Energy Progress LLC

4.10%, 5/15/2042	305	358

3.70%, 10/15/2046	200	224

Edison International

4.95%, 4/15/2025	2,600	2,917

5.75%, 6/15/2027	9,277	10,924

Empresa de Transmision Electrica SA (Panama) 5.13%, 5/2/2049 (a)	1,270	1,482

Enel Finance International NV (Italy)

2.88%, 5/25/2022 (a)	690	710

3.50%, 4/6/2028 (a)	5,950	6,550

Entergy Louisiana LLC

3.12%, 9/1/2027	750	828

1.60%, 12/15/2030	1,570	1,525

3.05%, 6/1/2031	6,500	7,076

4.00%, 3/15/2033	9,770	11,593

4.20%, 4/1/2050	1,400	1,676

Entergy Mississippi LLC 3.85%, 6/1/2049	500	561

Entergy Texas, Inc. 3.55%, 9/30/2049	775	818

Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (g)	2,900	3,029

Evergy Metro, Inc. 4.20%, 6/15/2047	735	865

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Exelon Corp. 4.95%, 6/15/2035	123	151

FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040 (a)	3,749	3,943

Florida Power & Light Co.

5.40%, 9/1/2035	600	814

3.70%, 12/1/2047	4,600	5,251

3.95%, 3/1/2048	665	788

Hydro-Quebec (Canada)

Series HY, 8.40%, 1/15/2022	842	899

Series HK, 9.38%, 4/15/2030	1,000	1,601

Interstate Power and Light Co. 4.10%, 9/26/2028	800	927

ITC Holdings Corp.

3.65%, 6/15/2024	576	625

2.95%, 5/14/2030 (a)	4,000	4,220

Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	1,001

John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	416	505

Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	988	1,389

MidAmerican Energy Co.

3.65%, 4/15/2029	3,970	4,562

3.65%, 8/1/2048	2,000	2,230

Mississippi Power Co. 3.95%, 3/30/2028	560	639

Monongahela Power Co. 4.10%, 4/15/2024 (a)	8,000	8,595

Nevada Power Co.

Series CC, 3.70%, 5/1/2029	1,700	1,931

5.38%, 9/15/2040	626	802

NextEra Energy Capital Holdings, Inc.

3.55%, 5/1/2027	537	603

2.25%, 6/1/2030	12,630	12,750

NextEra Energy Operating Partners LP

4.25%, 9/15/2024 (a)	87	92

4.50%, 9/15/2027 (a)	1,091	1,215

Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	650	756

Northern States Power Co.

6.20%, 7/1/2037	173	250

2.60%, 6/1/2051	1,160	1,087

NRG Energy, Inc.

7.25%, 5/15/2026	4,171	4,342

6.63%, 1/15/2027	1,411	1,467

2.45%, 12/2/2027 (a)	2,625	2,653

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

5.75%, 1/15/2028	1,197	1,272

3.63%, 2/15/2031 (a)	632	623

Ohio Power Co.

Series P, 2.60%, 4/1/2030	2,600	2,735

4.00%, 6/1/2049	600	695

Oncor Electric Delivery Co. LLC

3.10%, 9/15/2049	1,000	1,026

5.35%, 10/1/2052 (a)	550	784

Pacific Gas and Electric Co.

(ICE LIBOR USD 3 Month + 1.38%), 1.57%, 11/15/2021 (d)	2,760	2,767

3.45%, 7/1/2025	1,630	1,751

2.95%, 3/1/2026	1,030	1,080

3.30%, 3/15/2027	17,630	18,770

4.65%, 8/1/2028	12,247	13,688

4.60%, 6/15/2043	2,960	3,100

4.25%, 3/15/2046	8,746	8,783

PacifiCorp

7.24%, 8/16/2023	250	286

5.75%, 4/1/2037	880	1,192

4.13%, 1/15/2049	1,655	1,936

3.30%, 3/15/2051	3,850	3,983

PECO Energy Co. 2.80%, 6/15/2050	750	727

Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,414

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 3.00%, 6/30/2030 (a)	2,430	2,403

PG&E Corp. 5.00%, 7/1/2028	4,220	4,436

Pinnacle West Capital Corp. 1.30%, 6/15/2025	800	804

Potomac Electric Power Co. 6.50%, 11/15/2037	360	521

Public Service Co. of Colorado 4.05%, 9/15/2049	2,650	3,149

Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	1,100	1,534

Public Service Electric and Gas Co.

2.25%, 9/15/2026	989	1,048

5.80%, 5/1/2037	850	1,174

5.38%, 11/1/2039	416	560

Southern California Edison Co.

1.85%, 2/1/2022	123	123

Series E, 3.70%, 8/1/2025	2,000	2,200

Series B, 3.65%, 3/1/2028	1,000	1,107

2.85%, 8/1/2029	1,800	1,898

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Series 06-E, 5.55%, 1/15/2037	450	556

Series 08-A, 5.95%, 2/1/2038	285	374

Series C, 3.60%, 2/1/2045	1,270	1,288

Series C, 4.13%, 3/1/2048	1,000	1,099

Series 20A, 2.95%, 2/1/2051	8,810	8,071

Southwestern Electric Power Co.

3.55%, 2/15/2022	250	256

Series M, 4.10%, 9/15/2028	400	455

Series J, 3.90%, 4/1/2045	1,242	1,354

State Grid Overseas Investment 2016 Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,121

Texas Competitive Electric Holdings Co. LLC

8.50%, 10/1/2021 ‡ (b)	4,117	6

8.50%, 12/1/2021 ‡ (b)	2,117	2

Tucson Electric Power Co.

3.05%, 3/15/2025	600	645

4.85%, 12/1/2048	600	746

Union Electric Co.

2.95%, 6/15/2027	644	700

4.00%, 4/1/2048	2,050	2,404

Virginia Electric and Power Co.

3.45%, 2/15/2024	490	527

6.35%, 11/30/2037	235	340

8.88%, 11/15/2038	670	1,189

Vistra Operations Co. LLC

5.50%, 9/1/2026 (a)	1,367	1,418

5.63%, 2/15/2027 (a)	1,105	1,155

5.00%, 7/31/2027 (a)	5,350	5,597

4.30%, 7/15/2029 (a)	5,000	5,570

Xcel Energy, Inc. 3.40%, 6/1/2030	2,250	2,468

		285,332

Electrical Equipment — 0.1%

Eaton Corp. 4.15%, 11/2/2042	2,500	2,969

EnerSys 5.00%, 4/30/2023 (a)	4,052	4,247

Sensata Technologies BV

4.88%, 10/15/2023 (a)	1,780	1,896

5.63%, 11/1/2024 (a)	2,538	2,798

5.00%, 10/1/2025 (a)	554	608

		12,518

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.00%, 4/1/2025	653	710

3.88%, 1/12/2028	221	246

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued

CDW LLC

5.50%, 12/1/2024	500	552

4.25%, 4/1/2028	1,648	1,710

3.25%, 2/15/2029	2,435	2,396

Corning, Inc. 5.35%, 11/15/2048	5,000	6,626

		12,240

Energy Equipment & Services — 0.3%

Baker Hughes a GE Co. LLC

2.77%, 12/15/2022	1,500	1,562

4.49%, 5/1/2030	1,200	1,411

4.08%, 12/15/2047	6,150	6,745

Baker Hughes Holdings LLC 5.13%, 9/15/2040	903	1,143

Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	6,412	6,570

Halliburton Co.

3.80%, 11/15/2025	43	48

4.75%, 8/1/2043	270	301

7.60%, 8/15/2096 (a)	275	325

Nabors Industries, Inc. 5.75%, 2/1/2025	3,550	2,818

Oceaneering International, Inc.

4.65%, 11/15/2024	930	927

6.00%, 2/1/2028	1,516	1,478

Precision Drilling Corp. (Canada)

5.25%, 11/15/2024	403	377

7.13%, 1/15/2026 (a)	745	723

Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	2,220	2,237

Schlumberger Holdings Corp.

3.75%, 5/1/2024 (a)	505	547

4.00%, 12/21/2025 (a)	569	637

3.90%, 5/17/2028 (a)	14,394	16,104

Schlumberger Investment SA 2.40%, 8/1/2022 (a)	640	655

Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (e) (f) (j)	819	21

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	885	845

Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	452	423

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	2,183	2,106

		48,003

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Entertainment — 0.2%

Cinemark USA, Inc. 4.88%, 6/1/2023	1,759	1,741

Live Nation Entertainment, Inc.

5.63%, 3/15/2026 (a)	1,687	1,729

6.50%, 5/15/2027 (a)	2,205	2,434

4.75%, 10/15/2027 (a)	3,330	3,364

NBCUniversal Media LLC 5.95%, 4/1/2041	810	1,162

Netflix, Inc.

5.88%, 2/15/2025	1,332	1,528

4.88%, 4/15/2028	1,200	1,366

5.38%, 11/15/2029 (a)	6,549	7,737

4.88%, 6/15/2030 (a)	5,326	6,125

Walt Disney Co. (The)

8.88%, 4/26/2023	147	173

7.75%, 1/20/2024	800	962

2.00%, 9/1/2029	4,310	4,364

WMG Acquisition Corp.

3.88%, 7/15/2030 (a)	2,430	2,485

3.00%, 2/15/2031 (a)	2,985	2,869

		38,039

Equity Real Estate Investment Trusts (REITs) — 0.8%

Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	1,145	1,079

American Tower Corp.

2.90%, 1/15/2030	290	304

2.10%, 6/15/2030	19,130	18,760

3.10%, 6/15/2050	115	109

Boston Properties LP 3.80%, 2/1/2024	299	324

Corporate Office Properties LP 2.25%, 3/15/2026	1,550	1,590

Crown Castle International Corp. 3.25%, 1/15/2051	4,405	4,220

Duke Realty LP

3.25%, 6/30/2026	180	198

1.75%, 7/1/2030	2,500	2,434

ERP Operating LP 2.85%, 11/1/2026	3,000	3,231

ESH Hospitality, Inc.

5.25%, 5/1/2025 (a)	2,110	2,151

4.63%, 10/1/2027 (a)	1,710	1,737

Essex Portfolio LP 2.65%, 3/15/2032	3,255	3,323

GLP Capital LP 4.00%, 1/15/2030	4,050	4,306

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	650

HAT Holdings I LLC 5.25%, 7/15/2024 (a)	1,552	1,604

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

Healthcare Trust of America Holdings LP 3.75%, 7/1/2027	4,465	5,047

Healthpeak Properties, Inc. 3.00%, 1/15/2030	500	531

Iron Mountain, Inc.

4.88%, 9/15/2027 (a)	2,370	2,471

4.50%, 2/15/2031 (a)	1,364	1,354

Life Storage LP 2.20%, 10/15/2030	1,470	1,445

MGM Growth Properties Operating Partnership LP

5.63%, 5/1/2024	5,455	5,891

4.63%, 6/15/2025 (a)	701	743

MPT Operating Partnership LP 4.63%, 8/1/2029	1,425	1,532

National Retail Properties, Inc. 3.60%, 12/15/2026	948	1,043

Prologis LP

3.00%, 4/15/2050	5,139	5,116

2.13%, 10/15/2050	7,111	6,002

Realty Income Corp.

3.88%, 7/15/2024	2,018	2,215

3.88%, 4/15/2025	840	932

3.25%, 1/15/2031	555	604

1.80%, 3/15/2033	1,100	1,045

4.65%, 3/15/2047	601	767

RHP Hotel Properties LP 4.75%, 10/15/2027	3,211	3,256

SBA Communications Corp.

3.88%, 2/15/2027	3,080	3,193

3.13%, 2/1/2029 (a)	1,277	1,242

Scentre Group Trust 1 (Australia)

3.50%, 2/12/2025 (a)	1,420	1,519

3.25%, 10/28/2025 (a)	1,000	1,065

Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (d)	1,500	1,562

Simon Property Group LP

3.50%, 9/1/2025	7,219	7,867

3.25%, 9/13/2049	5,239	5,030

UDR, Inc.

2.10%, 8/1/2032	950	923

1.90%, 3/15/2033	505	478

Ventas Realty LP

3.75%, 5/1/2024	588	638

3.50%, 2/1/2025	448	486

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

4.13%, 1/15/2026	304	344

3.85%, 4/1/2027	618	690

VICI Properties LP

3.50%, 2/15/2025 (a)	1,650	1,673

4.25%, 12/1/2026 (a)	2,314	2,387

3.75%, 2/15/2027 (a)	575	584

4.63%, 12/1/2029 (a)	5,846	6,136

4.13%, 8/15/2030 (a)	575	598

WP Carey, Inc.

4.25%, 10/1/2026	2,155	2,447

2.25%, 4/1/2033	2,880	2,804

		127,680

Food & Staples Retailing — 0.3%

7-Eleven, Inc.

0.63%, 2/10/2023 (a)	2,235	2,239

0.95%, 2/10/2026 (a)	1,390	1,369

1.30%, 2/10/2028 (a)	1,114	1,085

2.50%, 2/10/2041 (a)	1,133	1,045

Albertsons Cos., Inc.

3.50%, 2/15/2023 (a)	710	730

5.75%, 3/15/2025	224	231

3.25%, 3/15/2026 (a)	2,934	2,903

4.63%, 1/15/2027 (a)	9,860	10,207

5.88%, 2/15/2028 (a)	1,095	1,166

3.50%, 3/15/2029 (a)	1,129	1,085

4.88%, 2/15/2030 (a)	1,010	1,045

Costco Wholesale Corp. 1.60%, 4/20/2030	2,000	1,955

Kroger Co. (The) Series B, 7.70%, 6/1/2029	900	1,257

Rite Aid Corp. 8.00%, 11/15/2026 (a)	3,000	3,159

Sysco Corp. 3.30%, 2/15/2050	7,685	7,591

Walmart, Inc. 3.25%, 7/8/2029	2,315	2,587

		39,654

Food Products — 0.4%

Archer-Daniels-Midland Co.

2.50%, 8/11/2026	1,650	1,760

4.50%, 3/15/2049	1,200	1,567

Cargill, Inc. 3.25%, 3/1/2023 (a)	1,030	1,090

Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	3,283	3,455

JBS USA LUX SA 6.50%, 4/15/2029 (a)	4,528	5,097

Kraft Heinz Foods Co.

4.63%, 1/30/2029	6,370	7,380

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued

4.63%, 10/1/2039	1,358	1,560

5.00%, 6/4/2042	3,050	3,587

Lamb Weston Holdings, Inc.

4.63%, 11/1/2024 (a)	1,274	1,322

4.88%, 11/1/2026 (a)	1,973	2,045

4.88%, 5/15/2028 (a)	1,365	1,488

MARB BondCo plc (Brazil) 3.95%, 1/29/2031 (a)	2,523	2,447

Mars, Inc. 0.88%, 7/16/2026 (a)	2,300	2,269

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	562

Pilgrim’s Pride Corp.

5.75%, 3/15/2025 (a)	1,356	1,383

5.88%, 9/30/2027 (a)	1,266	1,358

Post Holdings, Inc.

5.75%, 3/1/2027 (a)	8,790	9,204

4.63%, 4/15/2030 (a)	2,775	2,817

Tyson Foods, Inc.

4.35%, 3/1/2029	4,100	4,774

5.15%, 8/15/2044	155	201

Unilever Capital Corp. (United Kingdom) 2.13%, 9/6/2029	1,900	1,951

		57,317

Gas Utilities — 0.1%

AmeriGas Partners LP

5.63%, 5/20/2024	2,234	2,472

5.88%, 8/20/2026	1,475	1,663

5.75%, 5/20/2027	586	660

Atmos Energy Corp.

5.50%, 6/15/2041	1,110	1,492

4.15%, 1/15/2043	582	677

Brooklyn Union Gas Co. (The)

3.87%, 3/4/2029 (a)	1,030	1,161

4.27%, 3/15/2048 (a)	1,000	1,183

ONE Gas, Inc. 4.50%, 11/1/2048	400	491

Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	800	890

Southern California Gas Co.

Series TT, 2.60%, 6/15/2026	1,100	1,174

Series XX, 2.55%, 2/1/2030	715	744

Southern Natural Gas Co. LLC

8.00%, 3/1/2032	350	488

4.80%, 3/15/2047 (a)	204	232

		13,327

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Equipment & Supplies — 0.2%

Abbott Laboratories 1.15%, 1/30/2028	660	643

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	4,626	4,823

Becton Dickinson and Co.

3.73%, 12/15/2024	800	880

3.70%, 6/6/2027	10,860	12,175

6.00%, 5/15/2039	400	510

DH Europe Finance II SARL 3.25%, 11/15/2039	1,400	1,491

Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	4,442	4,631

Hologic, Inc.

4.63%, 2/1/2028 (a)	1,143	1,209

3.25%, 2/15/2029 (a)	1,825	1,821

Teleflex, Inc. 4.88%, 6/1/2026	1,114	1,147

		29,330

Health Care Providers & Services — 1.4%

Acadia Healthcare Co., Inc.

5.50%, 7/1/2028 (a)	1,672	1,764

5.00%, 4/15/2029 (a)	1,800	1,879

Aetna, Inc.

2.80%, 6/15/2023	546	572

4.50%, 5/15/2042	224	263

Ascension Health 3.95%, 11/15/2046	687	826

Banner Health 1.90%, 1/1/2031	2,439	2,419

Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	1,460	1,608

Centene Corp.

5.38%, 6/1/2026 (a)	6,390	6,677

4.63%, 12/15/2029	10,534	11,366

Children’s Hospital Series 2020, 2.93%, 7/15/2050	763	734

Cigna Corp.

4.50%, 2/25/2026	1,000	1,150

3.40%, 3/15/2050	7,115	7,251

CommonSpirit Health

1.55%, 10/1/2025	1,275	1,290

2.78%, 10/1/2030	1,275	1,328

3.91%, 10/1/2050	1,255	1,325

Community Health Systems, Inc.

5.63%, 3/15/2027 (a)	1,548	1,630

6.00%, 1/15/2029 (a)	774	820

4.75%, 2/15/2031 (a)	6,320	6,198

Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	500	527

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

CVS Health Corp.

2.88%, 6/1/2026	3,772	4,063

4.30%, 3/25/2028	14,053	16,176

4.78%, 3/25/2038	5,500	6,704

2.70%, 8/21/2040	3,170	3,010

DaVita, Inc.

4.63%, 6/1/2030 (a)	5,935	6,039

3.75%, 2/15/2031 (a)	1,938	1,847

Encompass Health Corp.

4.50%, 2/1/2028	5,135	5,339

4.75%, 2/1/2030	1,195	1,264

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	4,480	3,203

Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	1,580	1,540

Hartford HealthCare Corp. 3.45%, 7/1/2054	2,350	2,421

HCA, Inc.

5.38%, 2/1/2025	2,000	2,242

5.38%, 9/1/2026	8,160	9,313

4.50%, 2/15/2027	17,305	19,781

5.63%, 9/1/2028	14,526	16,886

5.88%, 2/1/2029	8,653	10,201

3.50%, 9/1/2030	360	375

5.50%, 6/15/2047	5,445	6,958

McKesson Corp. 0.90%, 12/3/2025	2,720	2,676

Memorial Health Services 3.45%, 11/1/2049	645	688

Memorial Sloan-Kettering Cancer Center

4.13%, 7/1/2052	225	278

Series 2015, 4.20%, 7/1/2055	785	999

MidMichigan Health Series 2020, 3.41%, 6/1/2050	955	990

Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	666	725

MultiCare Health System 2.80%, 8/15/2050	355	336

New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	700	632

NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,110	1,105

Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	363	391

Rush Obligated Group Series 2020, 3.92%, 11/15/2029	2,500	2,863

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

Tenet Healthcare Corp.

4.63%, 7/15/2024	4,237	4,300

4.63%, 9/1/2024 (a)	1,385	1,420

7.50%, 4/1/2025 (a)	925	1,004

5.13%, 5/1/2025	1,100	1,105

4.88%, 1/1/2026 (a)	8,625	8,916

5.13%, 11/1/2027 (a)	9,912	10,390

Texas Health Resources

2.33%, 11/15/2050	500	445

4.33%, 11/15/2055	1,075	1,352

UnitedHealth Group, Inc.

4.63%, 7/15/2035	98	124

2.75%, 5/15/2040	1,975	1,983

3.95%, 10/15/2042	615	723

3.75%, 10/15/2047	1,120	1,249

3.88%, 8/15/2059	805	915

Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	6,655	6,580

Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	970	880

		220,058

Health Care Technology — 0.0% (i)

IQVIA, Inc.

5.00%, 10/15/2026 (a)	2,575	2,664

5.00%, 5/15/2027 (a)	1,756	1,837

		4,501

Hotels, Restaurants & Leisure — 0.6%

1011778 BC ULC (Canada)

4.25%, 5/15/2024 (a)	830	838

3.88%, 1/15/2028 (a)	3,210	3,259

Boyne USA, Inc. 7.25%, 5/1/2025 (a)	2,282	2,374

Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	4,465	4,688

Cedar Fair LP

5.38%, 4/15/2027	2,785	2,847

5.25%, 7/15/2029	387	388

Chukchansi Economic Development Authority 9.75%, 5/30/2020 (a) (b)	548	260

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	4,860	4,957

Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	5,651	6,380

Hilton Domestic Operating Co., Inc.

5.38%, 5/1/2025 (a)	1,425	1,499

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

3.75%, 5/1/2029 (a)	632	643

4.00%, 5/1/2031 (a)	378	383

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,672	2,786

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,395	1,451

International Game Technology plc

6.25%, 2/15/2022 (a)	711	724

6.50%, 2/15/2025 (a)	4,247	4,693

Marriott International, Inc. Series EE, 5.75%, 5/1/2025	2,035	2,350

Marriott Ownership Resorts, Inc.

6.50%, 9/15/2026	4,366	4,542

4.75%, 1/15/2028	118	119

MGM Resorts International

6.75%, 5/1/2025	940	1,006

5.75%, 6/15/2025	4,038	4,447

5.50%, 4/15/2027	817	886

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	4,552	4,681

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	2,636	2,638

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,995	2,151

Starbucks Corp.

3.80%, 8/15/2025	1,010	1,127

3.35%, 3/12/2050	4,405	4,431

Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	4,470	4,689

Station Casinos LLC 5.00%, 10/1/2025 (a)	952	960

Travel + Leisure Co. 6.00%, 4/1/2027 (h)	1,050	1,168

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	606	647

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	4,389	4,652

Wynn Resorts Finance LLC

7.75%, 4/15/2025 (a)	400	434

5.13%, 10/1/2029 (a)	4,356	4,585

Yum! Brands, Inc.

7.75%, 4/1/2025 (a)	3,300	3,621

4.75%, 1/15/2030 (a)	804	839

3.63%, 3/15/2031	1,220	1,173

		89,316

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Household Durables — 0.1%

Lennar Corp.

4.13%, 1/15/2022	1,385	1,413

4.50%, 4/30/2024	290	318

5.88%, 11/15/2024	1,793	2,048

Newell Brands, Inc.

4.70%, 4/1/2026 (h)	6,500	7,208

5.87%, 4/1/2036 (h)	3,265	4,065

Tempur Sealy International, Inc. 5.50%, 6/15/2026	4,811	4,977

		20,029

Household Products — 0.2%

Central Garden & Pet Co. 4.13%, 10/15/2030	3,760	3,904

Energizer Holdings, Inc.

4.75%, 6/15/2028 (a)	4,615	4,717

4.38%, 3/31/2029 (a)	2,125	2,120

Kimberly-Clark Corp. 3.20%, 4/25/2029	1,000	1,115

Reckitt Benckiser Treasury Services plc (United Kingdom)

2.75%, 6/26/2024 (a)	10,530	11,189

3.00%, 6/26/2027 (a)	350	382

Spectrum Brands, Inc.

6.13%, 12/15/2024	1,409	1,443

5.75%, 7/15/2025	4,314	4,443

5.00%, 10/1/2029 (a)	1,985	2,114

		31,427

Independent Power and Renewable Electricity Producers — 0.1%

AES Corp. (The) 2.45%, 1/15/2031 (a)	5,646	5,546

Calpine Corp.

5.25%, 6/1/2026 (a)	3,069	3,157

4.50%, 2/15/2028 (a)	3,000	3,083

5.13%, 3/15/2028 (a)	2,285	2,296

Clearway Energy Operating LLC 5.00%, 9/15/2026	1,382	1,424

Exelon Generation Co. LLC

3.25%, 6/1/2025	595	639

6.25%, 10/1/2039	200	238

		16,383

Insurance — 0.6%

Aflac, Inc.

3.60%, 4/1/2030	2,500	2,817

4.75%, 1/15/2049	1,900	2,454

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

AIA Group Ltd. (Hong Kong)

3.20%, 3/11/2025 (a)	996	1,062

3.90%, 4/6/2028 (a)	2,495	2,762

3.60%, 4/9/2029 (a)	495	543

3.20%, 9/16/2040 (a)	1,680	1,661

American Financial Group, Inc. 3.50%, 8/15/2026	1,600	1,754

American International Group, Inc. 3.88%, 1/15/2035	2,041	2,332

Aon Corp. 6.25%, 9/30/2040	240	342

Athene Global Funding

0.95%, 1/8/2024 (a)	1,840	1,844

2.75%, 6/25/2024 (a)	630	667

1.45%, 1/8/2026 (a)	1,770	1,762

2.95%, 11/12/2026 (a)	4,500	4,788

Berkshire Hathaway Finance Corp.

4.25%, 1/15/2049	4,410	5,346

2.85%, 10/15/2050	4,720	4,588

Cincinnati Financial Corp. 6.13%, 11/1/2034	1,100	1,494

CNA Financial Corp. 3.95%, 5/15/2024	373	408

Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	406	506

Guardian Life Global Funding 3.40%, 4/25/2023 (a)	2,830	3,013

Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	271	340

Intact US Holdings, Inc. 4.60%, 11/9/2022	800	849

Jackson National Life Global Funding

2.50%, 6/27/2022 (a)	4,000	4,111

3.25%, 1/30/2024 (a)	575	619

3.88%, 6/11/2025 (a)	2,637	2,923

John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	3,009

Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	475	522

Lincoln National Corp. 3.35%, 3/9/2025	1,100	1,204

Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	1,207	1,379

Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022	433	442

MassMutual Global Funding II

2.75%, 6/22/2024 (a)	2,000	2,139

2.95%, 1/11/2025 (a)	1,200	1,287

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Insurance — continued

MetLife, Inc.

6.50%, 12/15/2032	700	1,021

4.13%, 8/13/2042	500	600

Metropolitan Life Global Funding I 3.05%, 6/17/2029 (a)	1,500	1,644

Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	2,093

New York Life Global Funding 3.00%, 1/10/2028 (a)	2,831	3,074

New York Life Insurance Co.

6.75%, 11/15/2039 (a)	303	448

3.75%, 5/15/2050 (a)	5,580	6,202

Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (d)	2,730	3,085

Principal Financial Group, Inc. 3.70%, 5/15/2029	605	682

Principal Life Global Funding II 3.00%, 4/18/2026 (a)	586	635

Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d) (e) (f)	600	626

Protective Life Corp. 4.30%, 9/30/2028 (a)	700	790

Prudential Financial, Inc. 3.91%, 12/7/2047	2,259	2,575

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	193

Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	1,420	1,532

Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (d)	1,000	1,146

Teachers Insurance & Annuity Association of America

4.90%, 9/15/2044 (a)	500	641

4.27%, 5/15/2047 (a)	800	937

Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	924

		87,815

Internet & Direct Marketing Retail — 0.0% (i)

Amazon.com, Inc. 3.15%, 8/22/2027	2,000	2,217

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,460	1,566

		3,783

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — 0.2%

DXC Technology Co. 4.25%, 4/15/2024	517	563

Fidelity National Information Services, Inc. 4.50%, 8/15/2046	2,000	2,452

Gartner, Inc.

4.50%, 7/1/2028 (a)	1,645	1,727

3.75%, 10/1/2030 (a)	2,730	2,764

Global Payments, Inc. 2.90%, 5/15/2030	4,500	4,700

International Business Machines Corp.

3.30%, 5/15/2026	1,300	1,436

1.70%, 5/15/2027	660	669

4.00%, 6/20/2042	2,510	2,928

4.25%, 5/15/2049	2,600	3,077

Visa, Inc.

4.15%, 12/14/2035	1,510	1,854

2.70%, 4/15/2040	1,500	1,527

Western Union Co. (The) 3.60%, 3/15/2022	1,200	1,235

		24,932

Leisure Products — 0.1%

Mattel, Inc.

3.15%, 3/15/2023	1,427	1,445

6.75%, 12/31/2025 (a)	5,773	6,066

5.88%, 12/15/2027 (a)	1,145	1,247

		8,758

Machinery — 0.1%

Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	2,480	2,629

Caterpillar, Inc. 3.80%, 8/15/2042	680	792

Colfax Corp.

6.00%, 2/15/2024 (a)	1,908	1,968

6.38%, 2/15/2026 (a)	1,425	1,519

Deere & Co. 3.90%, 6/9/2042	3,800	4,511

Parker-Hannifin Corp. 6.25%, 5/15/2038	440	617

RBS Global, Inc. 4.88%, 12/15/2025 (a)	1,680	1,724

Tennant Co. 5.63%, 5/1/2025	2,286	2,360

Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	1,455	1,517

Xylem, Inc. 1.95%, 1/30/2028	1,285	1,314

		18,951

Marine — 0.0% (i)

MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,527	2,738

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — 1.7%

Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (a)	7,075	7,394

AMC Networks, Inc. 5.00%, 4/1/2024	1,032	1,045

Charter Communications Operating LLC

6.38%, 10/23/2035	5,560	7,381

3.50%, 6/1/2041	5,420	5,241

3.70%, 4/1/2051	13,074	12,435

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	2,020	2,050

Clear Channel Worldwide Holdings, Inc.

9.25%, 2/15/2024	5,615	5,847

5.13%, 8/15/2027 (a)	8,392	8,526

Comcast Corp.

3.38%, 2/15/2025	5,150	5,607

4.15%, 10/15/2028	6,100	7,095

1.95%, 1/15/2031	5,937	5,845

4.40%, 8/15/2035	3,850	4,658

3.90%, 3/1/2038	12,489	14,442

4.60%, 10/15/2038	865	1,077

3.25%, 11/1/2039	10,530	11,213

4.60%, 8/15/2045	2,405	3,012

3.40%, 7/15/2046	5,000	5,263

3.97%, 11/1/2047	1,115	1,273

4.00%, 3/1/2048	5,140	5,865

4.00%, 11/1/2049	135	155

3.45%, 2/1/2050	1,708	1,810

2.45%, 8/15/2052	6,810	5,949

2.65%, 8/15/2062	10,555	9,317

Cox Communications, Inc.

1.80%, 10/1/2030 (a)	3,950	3,777

2.95%, 10/1/2050 (a)	2,790	2,574

CSC Holdings LLC

5.25%, 6/1/2024	4,373	4,706

5.50%, 5/15/2026 (a)	5,177	5,359

5.50%, 4/15/2027 (a)	6,627	6,973

5.38%, 2/1/2028 (a)	3,627	3,835

6.50%, 2/1/2029 (a)	4,259	4,710

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	7,688	5,437

Discovery Communications LLC 4.00%, 9/15/2055 (a)	3,465	3,549

DISH DBS Corp.

6.75%, 6/1/2021	754	762

5.88%, 7/15/2022	2,694	2,809

5.00%, 3/15/2023	5,867	6,043

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

5.88%, 11/15/2024	8,305	8,690

7.75%, 7/1/2026	3,985	4,386

Entercom Media Corp. 6.50%, 5/1/2027 (a)	928	948

iHeartCommunications, Inc.

6.38%, 5/1/2026	2,900	3,068

8.38%, 5/1/2027	3,727	3,952

5.25%, 8/15/2027 (a)	4,358	4,467

Lamar Media Corp. 4.00%, 2/15/2030	3,035	3,096

Meredith Corp.

6.50%, 7/1/2025 (a)	1,896	2,019

6.88%, 2/1/2026	1,265	1,291

Nexstar Broadcasting, Inc.

5.63%, 7/15/2027 (a)	4,885	5,160

4.75%, 11/1/2028 (a)	1,410	1,440

Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	2,855	2,901

Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,160	3,104

Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	4,735	4,624

Sirius XM Radio, Inc.

4.63%, 7/15/2024 (a)	1,056	1,088

5.38%, 7/15/2026 (a)	2,654	2,741

5.00%, 8/1/2027 (a)	790	823

5.50%, 7/1/2029 (a)	6,392	6,917

4.13%, 7/1/2030 (a)	745	752

TEGNA, Inc.

4.63%, 3/15/2028 (a)	1,905	1,950

5.00%, 9/15/2029	1,525	1,589

Time Warner Cable LLC 7.30%, 7/1/2038	335	479

ViacomCBS, Inc.

4.20%, 5/19/2032	8,538	9,822

5.85%, 9/1/2043	650	862

(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (d)	1,234	1,259

Videotron Ltd. (Canada)

5.00%, 7/15/2022	700	726

5.38%, 6/15/2024 (a)	3,057	3,332

5.13%, 4/15/2027 (a)	4,115	4,295

		268,815

Metals & Mining — 0.4%

Alcoa Nederland Holding BV

6.75%, 9/30/2024 (a)	1,620	1,681

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Metals & Mining — continued

7.00%, 9/30/2026 (a)	2,810	2,950

6.13%, 5/15/2028 (a)	2,420	2,626

Allegheny Technologies, Inc. 5.88%, 12/1/2027	1,480	1,563

Anglo American Capital plc (South Africa)

2.63%, 9/10/2030 (a)	3,056	3,099

3.95%, 9/10/2050 (a)	1,000	1,081

ArcelorMittal SA (Luxembourg) 7.25%, 10/15/2039 (h)	1,175	1,692

Arconic Corp.

6.00%, 5/15/2025 (a)	1,055	1,121

6.13%, 2/15/2028 (a)	4,120	4,348

Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	1,079	1,056

Commercial Metals Co. 4.88%, 5/15/2023	2,566	2,701

FMG Resources August 2006 Pty. Ltd. (Australia)

4.75%, 5/15/2022 (a)	2,004	2,057

5.13%, 3/15/2023 (a)	569	599

5.13%, 5/15/2024 (a)	1,453	1,571

Freeport-McMoRan, Inc.

3.88%, 3/15/2023	700	728

5.00%, 9/1/2027	2,165	2,316

4.13%, 3/1/2028	1,907	2,002

4.38%, 8/1/2028	1,513	1,613

4.25%, 3/1/2030	440	478

5.40%, 11/14/2034	1,395	1,728

5.45%, 3/15/2043	3,675	4,566

Glencore Finance Canada Ltd. (Switzerland)

6.90%, 11/15/2037 (a)	100	136

5.55%, 10/25/2042 (a) (h)	4,045	4,882

Glencore Funding LLC (Australia)

4.63%, 4/29/2024 (a)	300	333

1.63%, 9/1/2025 (a)	565	573

2.50%, 9/1/2030 (a)	875	866

Indonesia Asahan Aluminium Persero PT (Indonesia) 6.53%, 11/15/2028 (a)	2,400	2,922

Kaiser Aluminum Corp.

6.50%, 5/1/2025 (a)	1,570	1,680

4.63%, 3/1/2028 (a)	3,060	3,194

Novelis Corp.

5.88%, 9/30/2026 (a)	1,695	1,766

4.75%, 1/30/2030 (a)	1,475	1,537

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued

Nucor Corp.

4.00%, 8/1/2023	1,000	1,076

2.98%, 12/15/2055 (a)	1,910	1,825

Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	2,000	2,711

United States Steel Corp. 12.00%, 6/1/2025 (a)	2,650	3,183

		68,260

Mortgage Real Estate Investment Trusts (REITs) — 0.2%

Arbor Realty Trust, Inc. Series QIB, REIT, 4.50%, 3/15/2027 (a)	30,000	29,747

Multiline Retail — 0.0% (i)

Dollar General Corp. 3.50%, 4/3/2030	1,351	1,488

Kohl’s Corp. 9.50%, 5/15/2025	1,253	1,618

Macy’s, Inc. 8.38%, 6/15/2025 (a)	2,735	3,022

NMG Holding Co., Inc. (ICE LIBOR USD 3 Month + 12.00%), 13.00%, 9/25/2025 ‡ (a) (d)	1,372	1,480

		7,608

Multi-Utilities — 0.2%

Ameren Corp. 3.50%, 1/15/2031	2,390	2,656

Ameren Illinois Co. 3.25%, 3/15/2050	3,950	4,190

Berkshire Hathaway Energy Co.

3.25%, 4/15/2028	800	887

1.65%, 5/15/2031 (a)	4,010	3,848

6.13%, 4/1/2036	1,349	1,887

2.85%, 5/15/2051 (a)	7,740	7,259

Consolidated Edison Co. of New York, Inc.

Series 06-E, 5.70%, 12/1/2036	400	535

Series 2017, 3.88%, 6/15/2047	1,275	1,400

Series E, 4.65%, 12/1/2048	1,700	2,107

4.50%, 5/15/2058	808	981

Consumers Energy Co.

4.35%, 4/15/2049	500	627

4.35%, 8/31/2064	491	609

Dominion Energy, Inc.

Series F, 5.25%, 8/1/2033	785	999

7.00%, 6/15/2038	400	592

Series C, 4.90%, 8/1/2041	46	58

Puget Sound Energy, Inc. 5.76%, 7/15/2040	900	1,225

San Diego Gas & Electric Co.

6.00%, 6/1/2026	685	836

6.00%, 6/1/2039	500	704

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Multi-Utilities — continued

4.50%, 8/15/2040	249	300

Series UUU, 3.32%, 4/15/2050	4,780	4,993

		36,693

Oil, Gas & Consumable Fuels — 2.7%

AI Candelaria Spain SLU (Spain) 7.50%, 12/15/2028 (g)	3,100	3,526

Antero Midstream Partners LP

5.38%, 9/15/2024	2,685	2,705

7.88%, 5/15/2026 (a)	1,140	1,241

Antero Resources Corp.

5.63%, 6/1/2023	3,565	3,569

5.00%, 3/1/2025	500	497

Apache Corp.

4.63%, 11/15/2025	5,401	5,597

4.88%, 11/15/2027	236	247

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	689

BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021 (a)	2,000	2,044

BP Capital Markets America, Inc.

3.80%, 9/21/2025	1,500	1,667

3.41%, 2/11/2026	1,750	1,923

3.02%, 1/16/2027	1,325	1,427

3.94%, 9/21/2028	2,300	2,615

4.23%, 11/6/2028	13,770	15,991

3.00%, 2/24/2050	10,130	9,415

2.77%, 11/10/2050	4,090	3,616

2.94%, 6/4/2051	1,990	1,819

BP Capital Markets plc (United Kingdom)

3.54%, 11/4/2024	1,800	1,982

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (f)	11,180	11,787

3.28%, 9/19/2027	2,988	3,281

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (f)	13,870	14,889

Buckeye Partners LP

4.15%, 7/1/2023	2,500	2,532

4.13%, 12/1/2027	4,440	4,458

Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	1,049

Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	4,710	5,333

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025	1,435	1,653

5.13%, 6/30/2027	11,158	13,026

Cheniere Energy Partners LP

5.25%, 10/1/2025	5,536	5,690

5.63%, 10/1/2026	963	1,001

4.00%, 3/1/2031 (a) (k)	1,154	1,163

Cheniere Energy, Inc. 4.63%, 10/15/2028 (a)	2,560	2,662

Chevron Corp. 2.24%, 5/11/2030	3,500	3,581

Chevron USA, Inc.

3.25%, 10/15/2029	2,475	2,758

5.25%, 11/15/2043	8,550	11,535

2.34%, 8/12/2050	6,310	5,461

Cimarex Energy Co. 3.90%, 5/15/2027	2,910	3,210

Comstock Resources, Inc.

7.50%, 5/15/2025 (a)	3,381	3,525

6.75%, 3/1/2029 (a)	1,919	1,991

ConocoPhillips Co. 6.95%, 4/15/2029	1,421	1,945

Continental Resources, Inc.

5.00%, 9/15/2022	1,378	1,378

5.75%, 1/15/2031 (a)	3,263	3,678

Crestwood Midstream Partners LP 5.75%, 4/1/2025	2,760	2,775

DCP Midstream Operating LP

4.95%, 4/1/2022	522	535

5.38%, 7/15/2025	2,200	2,345

5.13%, 5/15/2029	1,725	1,828

6.75%, 9/15/2037 (a)	1,080	1,215

5.60%, 4/1/2044	480	498

Diamondback Energy, Inc.

5.38%, 5/31/2025	1,153	1,193

3.25%, 12/1/2026	420	446

Ecopetrol SA (Colombia)

5.88%, 9/18/2023	2,470	2,739

5.88%, 5/28/2045	1,010	1,085

Energy Transfer Operating LP

3.60%, 2/1/2023	1,146	1,203

4.25%, 3/15/2023	2,000	2,119

4.75%, 1/15/2026	7,346	8,216

5.00%, 5/15/2050	5,000	5,294

Eni USA, Inc. (Italy) 7.30%, 11/15/2027	500	657

EnLink Midstream Partners LP

4.15%, 6/1/2025	1,962	1,947

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

4.85%, 7/15/2026	1,665	1,661

5.60%, 4/1/2044	1,930	1,636

Enterprise Products Operating LLC

3.35%, 3/15/2023	1,252	1,314

3.70%, 2/15/2026	1,026	1,138

Series J, 5.75%, 3/1/2035	800	1,006

6.45%, 9/1/2040	375	520

5.95%, 2/1/2041	333	442

3.20%, 2/15/2052	6,628	6,169

4.95%, 10/15/2054	330	391

EOG Resources, Inc. 4.38%, 4/15/2030	2,000	2,347

EQM Midstream Partners LP

4.75%, 7/15/2023	451	465

4.00%, 8/1/2024	2,530	2,555

6.00%, 7/1/2025 (a)	1,162	1,228

4.50%, 1/15/2029 (a)	1,320	1,280

4.75%, 1/15/2031 (a)	1,320	1,272

EQT Corp.

7.63%, 2/1/2025 (h)	3,800	4,420

3.90%, 10/1/2027	1,485	1,540

Equinor ASA (Norway) 7.15%, 11/15/2025	585	738

Exxon Mobil Corp.

2.99%, 3/19/2025	1,990	2,146

3.00%, 8/16/2039	11,405	11,458

3.10%, 8/16/2049	4,970	4,815

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,700	1,670

Genesis Energy LP 7.75%, 2/1/2028	1,314	1,298

Gray Oak Pipeline LLC

2.00%, 9/15/2023 (a)	1,090	1,107

2.60%, 10/15/2025 (a)	995	1,018

3.45%, 10/15/2027 (a)	1,465	1,511

Gulfport Energy Corp.

6.63%, 5/1/2023 (b)	1,320	1,201

6.00%, 10/15/2024 (b)	2,737	2,508

6.38%, 1/15/2026 (b)	1,018	933

HollyFrontier Corp.

2.63%, 10/1/2023	2,025	2,086

5.88%, 4/1/2026	1,405	1,583

KazMunayGas National Co. JSC (Kazakhstan) 5.38%, 4/24/2030 (g)	4,950	5,872

Leviathan Bond Ltd. (Israel)

6.13%, 6/30/2025 (g)	1,090	1,189

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

6.50%, 6/30/2027 (g)	1,182	1,299

6.75%, 6/30/2030 (g)	680	745

MEG Energy Corp. (Canada)

6.50%, 1/15/2025 (a)	2,237	2,307

7.13%, 2/1/2027 (a)	1,999	2,098

MPLX LP

1.75%, 3/1/2026	1,750	1,764

5.20%, 3/1/2047	323	376

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	964	994

NGPL PipeCo LLC

4.38%, 8/15/2022 (a)	1,823	1,898

7.77%, 12/15/2037 (a)	615	826

NuStar Logistics LP

5.75%, 10/1/2025	666	709

6.00%, 6/1/2026	1,338	1,427

5.63%, 4/28/2027	1,003	1,048

6.38%, 10/1/2030	666	736

Occidental Petroleum Corp.

2.70%, 8/15/2022	2,180	2,156

2.90%, 8/15/2024	2,000	1,946

8.00%, 7/15/2025	1,533	1,779

5.88%, 9/1/2025	2,779	3,015

8.50%, 7/15/2027	3,301	3,952

6.38%, 9/1/2028	773	858

8.88%, 7/15/2030	1,887	2,412

6.63%, 9/1/2030	2,878	3,274

6.13%, 1/1/2031	1,563	1,746

ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,884

ONEOK, Inc. 7.50%, 9/1/2023	3,050	3,494

PBF Holding Co. LLC

9.25%, 5/15/2025 (a)	514	501

6.00%, 2/15/2028	2,710	1,721

Pertamina Persero PT (Indonesia) 6.45%, 5/30/2044 (g)	1,600	2,020

Petrobras Global Finance BV (Brazil) 6.90%, 3/19/2049	1,982	2,211

Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,000	5,512

Petroleos Mexicanos (Mexico)

6.88%, 8/4/2026	2,600	2,776

5.35%, 2/12/2028	3,250	3,143

6.75%, 9/21/2047	395	346

7.69%, 1/23/2050	880	836

6.95%, 1/28/2060	2,667	2,346

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Phillips 66 4.65%, 11/15/2034	1,000	1,183

Plains All American Pipeline LP 3.85%, 10/15/2023	1,495	1,591

QEP Resources, Inc.

5.38%, 10/1/2022	766	798

5.25%, 5/1/2023	2,196	2,330

5.63%, 3/1/2026	673	757

Range Resources Corp. 4.88%, 5/15/2025	3,645	3,607

Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	8,185	9,362

Saudi Arabian Oil Co. (Saudi Arabia)

1.25%, 11/24/2023 (a)	200	202

1.63%, 11/24/2025 (a)	224	226

SM Energy Co.

6.13%, 11/15/2022	686	676

6.75%, 9/15/2026	1,895	1,796

6.63%, 1/15/2027	1,293	1,219

Southwestern Energy Co.

6.45%, 1/23/2025 (h)	2,195	2,305

7.50%, 4/1/2026	3,596	3,785

Spectra Energy Partners LP 4.50%, 3/15/2045	4,670	5,167

Sunoco Logistics Partners Operations LP 5.95%, 12/1/2025	464	547

Sunoco LP

5.50%, 2/15/2026	1,321	1,359

6.00%, 4/15/2027	2,353	2,449

Tallgrass Energy Partners LP

5.50%, 9/15/2024 (a)	1,027	1,032

5.50%, 1/15/2028 (a)	3,545	3,483

Targa Resources Partners LP

4.25%, 11/15/2023	3,426	3,427

5.88%, 4/15/2026	2,440	2,541

5.38%, 2/1/2027	535	555

6.50%, 7/15/2027	1,730	1,860

5.00%, 1/15/2028	585	609

4.88%, 2/1/2031 (a)	2,890	2,964

4.00%, 1/15/2032 (a)	1,050	1,029

TerraForm Power Operating LLC

4.25%, 1/31/2023 (a)	1,872	1,910

5.00%, 1/31/2028 (a)	1,468	1,622

Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	408

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Total Capital International SA (France)

2.99%, 6/29/2041	4,700	4,734

3.46%, 7/12/2049	7,690	7,994

3.13%, 5/29/2050	4,200	4,105

Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	1,150	1,300

Valero Energy Corp.

1.20%, 3/15/2024	2,840	2,864

2.15%, 9/15/2027	900	900

Western Midstream Operating LP 4.00%, 7/1/2022	1,155	1,178

WPX Energy, Inc.

5.75%, 6/1/2026	4,184	4,398

4.50%, 1/15/2030	3,565	3,789

		428,984

Personal Products — 0.0% (i)

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	4,090	4,341

Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	1,800	1,895

		6,236

Pharmaceuticals — 0.9%

Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	3,526	3,601

AstraZeneca plc (United Kingdom)

3.50%, 8/17/2023	2,000	2,142

1.38%, 8/6/2030	4,775	4,508

2.13%, 8/6/2050	8,870	7,111

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	4,654	5,159

8.50%, 1/31/2027 (a)	5,264	5,823

Bausch Health Cos., Inc.

7.00%, 3/15/2024 (a)	9,063	9,260

5.50%, 11/1/2025 (a)	9,362	9,635

5.75%, 8/15/2027 (a)	6,090	6,562

5.00%, 2/15/2029 (a)	4,560	4,611

5.25%, 1/30/2030 (a)	1,188	1,208

5.25%, 2/15/2031 (a)	1,251	1,267

Bristol-Myers Squibb Co.

2.90%, 7/26/2024	1,942	2,093

3.20%, 6/15/2026	2,977	3,278

1.13%, 11/13/2027	5,505	5,402

1.45%, 11/13/2030	3,185	3,057

4.13%, 6/15/2039	5,998	7,225

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — continued

2.35%, 11/13/2040	4,000	3,836

5.00%, 8/15/2045	2,731	3,647

Elanco Animal Health, Inc. 5.90%, 8/28/2028 (h)	2,425	2,813

Eli Lilly and Co. 4.15%, 3/15/2059	1,665	2,052

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	2,195	2,359

Pfizer, Inc.

2.75%, 6/3/2026	1,500	1,627

3.45%, 3/15/2029	495	557

2.63%, 4/1/2030	2,000	2,126

4.10%, 9/15/2038	3,000	3,614

3.90%, 3/15/2039	2,960	3,485

2.55%, 5/28/2040	7,000	6,916

4.30%, 6/15/2043	4,000	4,865

Pharmacia LLC 6.60%, 12/1/2028 (h)	745	1,012

Royalty Pharma plc

1.20%, 9/2/2025 (a)	645	642

1.75%, 9/2/2027 (a)	645	646

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	500	547

Takeda Pharmaceutical Co. Ltd. (Japan)

5.00%, 11/26/2028	1,300	1,575

2.05%, 3/31/2030	5,500	5,411

3.03%, 7/9/2040	4,060	4,078

3.18%, 7/9/2050	10,880	10,609

3.38%, 7/9/2060	3,995	3,979

		148,338

Real Estate Management & Development — 0.1%

Country Garden Holdings Co. Ltd. (China) 3.13%, 10/22/2025 (g)	1,500	1,522

Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,520	1,567

Mitsui Fudosan Co. Ltd. (Japan) 2.95%, 1/23/2023 (a)	2,480	2,583

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)

3.13%, 3/20/2022 (a)	579	595

3.88%, 3/20/2027 (a)	603	669

RKPF Overseas Ltd. (China) 6.00%, 9/4/2025 (g)	1,500	1,564

		8,500

Road & Rail — 0.3%

Avis Budget Car Rental LLC

5.25%, 3/15/2025 (a)	3,424	3,444

5.75%, 7/15/2027 (a)	1,354	1,400

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Road & Rail — continued

Burlington Northern Santa Fe LLC

7.08%, 5/13/2029	100	138

6.15%, 5/1/2037	750	1,076

4.38%, 9/1/2042	2,510	3,061

4.70%, 9/1/2045	6,630	8,433

3.55%, 2/15/2050	1,929	2,130

Canadian Pacific Railway Co. (Canada) 9.45%, 8/1/2021	280	291

CSX Corp.

3.25%, 6/1/2027	1,283	1,417

3.35%, 9/15/2049	4,300	4,436

Empresa de Transporte de Pasajeros Metro SA (Chile) 5.00%, 1/25/2047 (g)	2,400	2,867

ERAC USA Finance LLC

3.30%, 10/15/2022 (a)	200	209

2.70%, 11/1/2023 (a)	470	495

7.00%, 10/15/2037 (a)	291	432

Hertz Corp. (The)

5.50%, 10/15/2024 (a) (b)	3,715	2,791

6.00%, 1/15/2028 (a) (b)	1,770	1,332

JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	460	499

Norfolk Southern Corp.

2.90%, 2/15/2023	462	482

3.05%, 5/15/2050	4,405	4,363

4.05%, 8/15/2052	1,000	1,155

Penske Truck Leasing Co. LP

4.13%, 8/1/2023 (a)	1,767	1,910

1.20%, 11/15/2025 (a)	2,165	2,149

SMBC Aviation Capital Finance DAC (Ireland)

3.00%, 7/15/2022 (a)	650	666

4.13%, 7/15/2023 (a)	1,100	1,176

		46,352

Semiconductors & Semiconductor Equipment — 0.4%

Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	2,313	2,510

ams AG (Austria) 7.00%, 7/31/2025 (a)	1,895	2,066

Analog Devices, Inc. 4.50%, 12/5/2036	563	641

Broadcom Corp. 3.88%, 1/15/2027	8,910	9,769

Broadcom, Inc.

4.11%, 9/15/2028	3,548	3,935

2.45%, 2/15/2031 (a)	2,727	2,648

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Semiconductors & Semiconductor Equipment — continued

3.50%, 2/15/2041 (a)	8,971	8,940

3.75%, 2/15/2051 (a)	5,883	5,801

Intel Corp.

3.25%, 11/15/2049	1,700	1,758

3.10%, 2/15/2060	700	694

Microchip Technology, Inc.

0.97%, 2/15/2024 (a)	2,090	2,097

4.25%, 9/1/2025 (a)	382	401

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,405	4,603

Qorvo, Inc. 3.38%, 4/1/2031 (a)	1,780	1,780

QUALCOMM, Inc. 3.25%, 5/20/2050	3,500	3,661

Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	2,328	2,403

Texas Instruments, Inc.

2.90%, 11/3/2027	1,000	1,099

2.25%, 9/4/2029	1,800	1,853

3.88%, 3/15/2039	1,620	1,901

4.15%, 5/15/2048	300	367

		58,927

Software — 0.3%

CDK Global, Inc.

4.88%, 6/1/2027	1,675	1,753

5.25%, 5/15/2029 (a)	1,939	2,087

Intuit, Inc. 0.95%, 7/15/2025	2,850	2,856

Microsoft Corp.

3.50%, 2/12/2035	1,500	1,755

4.20%, 11/3/2035	435	542

3.45%, 8/8/2036	2,000	2,321

4.10%, 2/6/2037	547	677

Nuance Communications, Inc. 5.63%, 12/15/2026	3,648	3,821

Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	2,996	3,102

Oracle Corp.

2.50%, 4/1/2025	2,750	2,915

2.95%, 4/1/2030	7,410	7,974

4.30%, 7/8/2034	567	676

3.90%, 5/15/2035	1,545	1,791

3.85%, 7/15/2036	1,756	2,008

4.13%, 5/15/2045	5,300	6,035

salesforce.com, Inc. 3.70%, 4/11/2028	1,100	1,253

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,620	3,824

		45,390

Specialty Retail — 0.5%

Gap, Inc. (The) 8.88%, 5/15/2027 (a)	2,670	3,127

Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	3,130	3,161

Home Depot, Inc. (The)

2.38%, 3/15/2051	8,600	7,664

3.50%, 9/15/2056	4,200	4,591

L Brands, Inc.

6.88%, 7/1/2025 (a)	1,155	1,262

5.25%, 2/1/2028	769	823

7.50%, 6/15/2029	1,704	1,924

6.75%, 7/1/2036	1,625	1,954

Lowe’s Cos., Inc.

3.13%, 9/15/2024	665	720

2.50%, 4/15/2026	3,000	3,186

3.65%, 4/5/2029	872	979

1.70%, 10/15/2030	8,710	8,376

3.70%, 4/15/2046	5,000	5,424

4.05%, 5/3/2047	1,774	2,020

O’Reilly Automotive, Inc.

3.60%, 9/1/2027	185	207

1.75%, 3/15/2031	1,145	1,094

Penske Automotive Group, Inc. 5.50%, 5/15/2026	2,916	3,004

PetSmart, Inc.

7.13%, 3/15/2023 (a)	3,799	3,806

4.75%, 2/15/2028 (a)	3,086	3,191

Staples, Inc.

7.50%, 4/15/2026 (a)	9,915	9,937

10.75%, 4/15/2027 (a)	5,981	5,712

TJX Cos., Inc. (The) 3.75%, 4/15/2027	600	679

		72,841

Technology Hardware, Storage & Peripherals — 0.3%

Apple, Inc.

3.25%, 2/23/2026	372	409

2.20%, 9/11/2029	4,125	4,255

3.45%, 2/9/2045	8,744	9,537

3.75%, 9/12/2047	6,500	7,404

3.75%, 11/13/2047	1,000	1,137

2.65%, 2/8/2051	4,725	4,397

2.80%, 2/8/2061	4,015	3,730

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Technology Hardware, Storage & Peripherals — continued

Dell International LLC

7.13%, 6/15/2024 (a)	6,236	6,453

4.90%, 10/1/2026 (a)	1,630	1,884

EMC Corp. 3.38%, 6/1/2023	2,796	2,898

NCR Corp.

5.75%, 9/1/2027 (a)	1,370	1,430

5.00%, 10/1/2028 (a)	763	775

6.13%, 9/1/2029 (a)	5,075	5,430

Western Digital Corp. 4.75%, 2/15/2026	2,907	3,215

Xerox Corp. 4.38%, 3/15/2023 (h)	2,232	2,335

		55,289

Textiles, Apparel & Luxury Goods — 0.0% (i)

Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	1,908	2,055

William Carter Co. (The)

5.50%, 5/15/2025 (a)	1,000	1,055

5.63%, 3/15/2027 (a)	2,405	2,533

		5,643

Thrifts & Mortgage Finance — 0.4%

BPCE SA (France)

5.70%, 10/22/2023 (a)	2,000	2,246

5.15%, 7/21/2024 (a)	12,810	14,507

2.38%, 1/14/2025 (a)	2,260	2,360

1.00%, 1/20/2026 (a)	2,760	2,732

(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (d)	13,230	13,333

3.38%, 12/2/2026	250	275

3.50%, 10/23/2027 (a)	1,100	1,207

2.70%, 10/1/2029 (a)	13,090	13,677

(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (d)	2,015	2,001

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	4,365	4,583

Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	555	552

Quicken Loans LLC

5.25%, 1/15/2028 (a)	1,095	1,155

3.63%, 3/1/2029 (a)	2,936	2,907

3.88%, 3/1/2031 (a)	2,441	2,423

Radian Group, Inc. 4.50%, 10/1/2024	1,286	1,350

		65,308

Tobacco — 0.6%

Altria Group, Inc.

3.40%, 5/6/2030	15,750	16,869

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — continued

2.45%, 2/4/2032	4,000	3,884

3.40%, 2/4/2041	13,750	12,903

3.88%, 9/16/2046	9,585	9,351

BAT Capital Corp. (United Kingdom)

3.56%, 8/15/2027	26,716	29,014

2.26%, 3/25/2028	275	275

4.39%, 8/15/2037	6,345	6,775

Philip Morris International, Inc.

2.10%, 5/1/2030	2,610	2,600

4.38%, 11/15/2041	4,073	4,808

4.13%, 3/4/2043	5,000	5,635

		92,114

Trading Companies & Distributors — 0.3%

Air Lease Corp.

2.30%, 2/1/2025	1,000	1,022

3.25%, 3/1/2025	242	256

3.38%, 7/1/2025	13,055	13,878

2.88%, 1/15/2026	1,000	1,041

3.25%, 10/1/2029	1,020	1,052

Aviation Capital Group LLC

5.50%, 12/15/2024 (a)	562	633

1.95%, 1/30/2026 (a)	5,480	5,392

BOC Aviation Ltd. (Singapore)

2.38%, 9/15/2021 (a)	300	302

2.75%, 9/18/2022 (a)	600	613

3.50%, 10/10/2024 (a)	370	396

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,465	4,700

International Lease Finance Corp. 8.63%, 1/15/2022	1,000	1,068

United Rentals North America, Inc.

5.88%, 9/15/2026	10,999	11,559

4.88%, 1/15/2028	2,925	3,093

3.88%, 2/15/2031	1,308	1,338

WESCO Distribution, Inc.

5.38%, 6/15/2024	3,197	3,269

7.13%, 6/15/2025 (a)	1,680	1,818

7.25%, 6/15/2028 (a)	1,510	1,678

WW Grainger, Inc. 4.60%, 6/15/2045	520	652

		53,760

Transportation Infrastructure — 0.0% (i)

Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,300	1,399

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Transportation Infrastructure — continued

Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	990	1,003

		2,402

Water Utilities — 0.0% (i)

American Water Capital Corp.

3.85%, 3/1/2024	680	740

3.45%, 6/1/2029	620	692

		1,432

Wireless Telecommunication Services — 0.7%

America Movil SAB de CV (Mexico)

3.13%, 7/16/2022	1,266	1,307

4.38%, 4/22/2049	439	517

Hughes Satellite Systems Corp.

5.25%, 8/1/2026	2,490	2,764

6.63%, 8/1/2026	2,530	2,824

Sprint Corp.

7.88%, 9/15/2023	3,143	3,629

7.13%, 6/15/2024	7,061	8,130

7.63%, 2/15/2025	5,843	6,953

7.63%, 3/1/2026	11,153	13,695

T-Mobile USA, Inc.

5.13%, 4/15/2025	4,596	4,683

6.50%, 1/15/2026	4,391	4,528

4.50%, 2/1/2026	4,422	4,521

1.50%, 2/15/2026 (a)	5,740	5,721

2.25%, 2/15/2026	1,024	1,020

4.75%, 2/1/2028	5,290	5,594

3.88%, 4/15/2030 (a)	17,210	18,921

2.55%, 2/15/2031 (a)	8,315	8,269

2.25%, 11/15/2031 (a)	2,000	1,921

4.38%, 4/15/2040 (a)	10,910	12,285

		107,282

Total Corporate Bonds (Cost $4,882,463)		5,060,520

Mortgage-Backed Securities — 17.2%

FHLMC

Pool # 1J1380, ARM, 3.13%, 3/1/2036 (l)	39	41

Pool # 1G1861, ARM, 4.04%, 3/1/2036 (l)	38	40

Pool # 1J1393, ARM, 2.20%, 10/1/2036 (l)	52	55

Pool # 1J1657, ARM, 2.83%, 5/1/2037 (l)	11	12

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1Q0476, ARM, 2.37%, 10/1/2037 (l)	104	105

FHLMC Gold Pools, 15 Year

Pool # G13821, 6.00%, 11/1/2021	1	1

Pool # G13385, 5.50%, 11/1/2023	15	15

Pool # G13603, 5.50%, 2/1/2024	5	5

Pool # G13805, 5.50%, 12/1/2024	25	25

Pool # G14252, 5.50%, 12/1/2024	25	25

Pool # J14494, 4.00%, 2/1/2026	467	498

FHLMC Gold Pools, 20 Year

Pool # C91025, 7.00%, 1/1/2027	58	63

Pool # G30591, 6.00%, 2/1/2028	384	431

Pool # D98914, 4.00%, 1/1/2032	2,911	3,199

Pool # G31099, 4.00%, 1/1/2038	11,319	12,634

FHLMC Gold Pools, 30 Year

Pool # C80091, 6.50%, 1/1/2024	14	16

Pool # C80161, 7.50%, 6/1/2024	1	1

Pool # G00271, 7.00%, 9/1/2024	13	13

Pool # C80245, 7.50%, 10/1/2024	3	3

Pool # G00278, 7.00%, 11/1/2024	6	6

Pool # C00496, 7.50%, 2/1/2027	1	1

Pool # D81734, 7.00%, 8/1/2027	17	17

Pool # G00747, 8.00%, 8/1/2027	23	27

Pool # D86005, 7.00%, 2/1/2028	3	3

Pool # G02210, 7.00%, 12/1/2028	54	61

Pool # C21930, 6.00%, 2/1/2029	6	7

Pool # C00785, 6.50%, 6/1/2029	11	13

Pool # A27201, 6.50%, 3/1/2032	57	64

Pool # A13067, 4.00%, 9/1/2033	28	31

Pool # G60154, 5.00%, 2/1/2034	11,551	13,375

Pool # G60214, 5.00%, 7/1/2035	10,733	12,468

Pool # C02641, 7.00%, 10/1/2036	35	41

Pool # C02660, 6.50%, 11/1/2036	56	66

Pool # G06172, 5.50%, 12/1/2038	1,188	1,394

Pool # G06576, 5.00%, 9/1/2040	5,143	5,986

Pool # A96733, 4.50%, 2/1/2041	9,108	10,302

Pool # G06493, 4.50%, 5/1/2041	471	531

Pool # G61864, 5.50%, 6/1/2041	4,467	5,233

Pool # Q05956, 4.50%, 2/1/2042	1,381	1,555

Pool # Q11285, 3.50%, 9/1/2042	3,674	4,053

Pool # Q12174, 3.50%, 10/1/2042	4,364	4,813

Pool # G07239, 3.00%, 12/1/2042	3,972	4,286

Pool # Q13796, 3.50%, 12/1/2042	5,801	6,399

Pool # Q15767, 3.00%, 2/1/2043	3,768	4,066

Pool # Q33869, 4.00%, 6/1/2045	3,151	3,463

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # G61462, 4.00%, 7/1/2045	17,917	19,845

Pool # Q37784, 3.50%, 12/1/2045	2,188	2,363

Pool # Q39092, 4.00%, 2/1/2046	4,879	5,353

Pool # Q39412, 3.50%, 3/1/2046	1,826	1,970

Pool # Q40797, 3.50%, 5/1/2046	4,709	5,058

Pool # Q40905, 3.50%, 6/1/2046	339	360

Pool # Q40922, 3.50%, 6/1/2046	2,099	2,254

Pool # Q41602, 3.50%, 7/1/2046	961	1,031

Pool # Q42079, 3.50%, 7/1/2046	986	1,054

Pool # Q42657, 3.50%, 8/1/2046	8,398	9,015

Pool # Q42656, 4.00%, 8/1/2046	489	527

Pool # Q43241, 3.50%, 9/1/2046	9,174	9,832

Pool # Q43237, 4.00%, 9/1/2046	1,497	1,637

Pool # G61565, 4.50%, 4/1/2048	27,705	30,929

FHLMC Gold Pools, Other

Pool # G20027, 10.00%, 10/1/2030	3	4

Pool # B90491, 7.50%, 1/1/2032	162	182

Pool # U89009, 3.50%, 9/1/2032	574	621

Pool # U80074, 3.50%, 10/1/2032	2,150	2,325

Pool # G20028, 7.50%, 12/1/2036	233	265

Pool # U90690, 3.50%, 6/1/2042	1,948	2,136

Pool # U90975, 4.00%, 6/1/2042	408	447

Pool # U90230, 4.50%, 9/1/2042	1,601	1,786

Pool # U90281, 4.00%, 10/1/2042	1,027	1,123

Pool # U92021, 5.00%, 9/1/2043	1,725	1,937

Pool # U99076, 4.50%, 12/1/2043	4,254	4,773

Pool # U99084, 4.50%, 2/1/2044	3,688	4,139

Pool # U92996, 3.50%, 6/1/2045	336	361

Pool # U93026, 3.50%, 7/1/2045	929	1,012

Pool # U99134, 4.00%, 1/1/2046	4,303	4,751

Pool # U93155, 3.50%, 5/1/2046	804	872

Pool # U93158, 3.50%, 6/1/2046	917	1,001

Pool # U93167, 3.50%, 7/1/2046	944	1,011

Pool # U93172, 3.50%, 7/1/2046	1,081	1,176

FHLMC UMBS, 30 Year Pool # RA2008, 4.00%, 1/1/2050	19,310	21,160

FNMA

Pool # AM2292, ARM, 0.47%, 1/1/2023 (l)	1,140	1,139

Pool # 766610, ARM, 2.03%, 1/1/2034 (l)	60	61

Pool # 823660, ARM, 2.88%, 5/1/2035 (l)	80	80

Pool # 910181, ARM, 2.56%, 3/1/2037 (l)	32	34

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 888750, ARM, 3.00%, 4/1/2037 (l)	51		53

Pool # 888304, ARM, 3.03%, 4/1/2037 (l)	1		1

Pool # 948208, ARM, 1.55%, 7/1/2037 (l)	32		33

Pool # 888620, ARM, 1.97%, 7/1/2037 (l)	62		63

FNMA UMBS, 15 Year

Pool # 890129, 6.00%, 12/1/2021	1		1

Pool # 949379, 6.00%, 8/1/2022	10		11

Pool # 890231, 5.00%, 7/1/2025	109		114

Pool # CA4723, 3.50%, 11/1/2034	10,064		10,770

FNMA UMBS, 20 Year

Pool # MA0602, 3.50%, 12/1/2030	188		201

Pool # BM3254, 4.00%, 1/1/2038	8,980		10,144

Pool # BM3566, 4.00%, 2/1/2038	9,576		10,686

Pool # CA1234, 4.00%, 2/1/2038	3,808		4,268

Pool # CA1238, 4.00%, 2/1/2038	3,318		3,783

FNMA UMBS, 30 Year

Pool # 50617, 8.00%, 8/1/2022	—	(c)	—	(c)

Pool # 250228, 9.00%, 4/1/2025	1		1

Pool # 328066, 8.50%, 10/1/2025	—	(c)	—	(c)

Pool # 313692, 8.50%, 12/1/2025	1		1

Pool # 365997, 7.50%, 10/1/2026	1		1

Pool # 250854, 7.50%, 3/1/2027	1		1

Pool # 251569, 7.00%, 3/1/2028	1		1

Pool # 420165, 6.50%, 4/1/2028	33		37

Pool # 455598, 5.50%, 12/1/2028	15		16

Pool # 517656, 5.50%, 7/1/2029	11		13

Pool # 252570, 6.50%, 7/1/2029	14		16

Pool # 517679, 6.50%, 7/1/2029	59		66

Pool # 323866, 6.50%, 8/1/2029	11		13

Pool # 995656, 7.00%, 6/1/2033	143		169

Pool # AL6168, 5.00%, 9/1/2033	5,185		5,998

Pool # 725229, 6.00%, 3/1/2034	850		1,014

Pool # AA0918, 5.50%, 9/1/2034	162		189

Pool # 735503, 6.00%, 4/1/2035	84		101

Pool # 745948, 6.50%, 10/1/2036	13		16

Pool # AL0379, 8.00%, 12/1/2036	993		1,185

Pool # 995149, 6.50%, 10/1/2038	41		48

Pool # 995504, 7.50%, 11/1/2038	61		73

Pool # AC3237, 5.00%, 10/1/2039	490		570

Pool # AC4467, 4.50%, 12/1/2039	868		978

Pool # AE1526, 4.50%, 9/1/2040	1,804		2,012

Pool # AE3095, 4.50%, 9/1/2040	1,089		1,227

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AE0681, 4.50%, 12/1/2040	4,281	4,824

Pool # AL0038, 5.00%, 2/1/2041	4,157	4,836

Pool # AX5292, 5.00%, 1/1/2042	17,375	20,235

Pool # BM1065, 5.50%, 2/1/2042	7,163	8,377

Pool # AL2059, 4.00%, 6/1/2042	13,330	15,127

Pool # AB7575, 3.00%, 1/1/2043	3,312	3,538

Pool # AR6380, 3.00%, 2/1/2043	3,772	4,068

Pool # 890564, 3.00%, 6/1/2043	4,841	5,251

Pool # AT5907, 4.00%, 6/1/2043	8,271	9,387

Pool # AS0214, 3.50%, 8/1/2043	8,686	9,628

Pool # AL6848, 5.00%, 6/1/2044	1,856	2,154

Pool # BA2343, 4.00%, 9/1/2045	3,621	3,951

Pool # BA1210, 3.50%, 5/1/2046	1,302	1,402

Pool # BA7485, 3.50%, 6/1/2046	811	870

Pool # BC2969, 3.50%, 6/1/2046	745	794

Pool # BD1371, 3.50%, 6/1/2046	1,787	1,920

Pool # BA7492, 4.00%, 6/1/2046	952	1,036

Pool # BC9368, 4.00%, 6/1/2046	4,252	4,648

Pool # BD1372, 4.00%, 6/1/2046	2,049	2,228

Pool # BD2956, 3.50%, 7/1/2046	6,692	7,177

Pool # BD5456, 3.50%, 8/1/2046	3,518	3,773

Pool # BM1169, 4.00%, 9/1/2046	13,574	15,384

Pool # BE0280, 3.50%, 10/1/2046	4,688	5,056

Pool # AS8335, 4.50%, 11/1/2046	8,831	9,766

Pool # BM1906, 4.00%, 5/1/2047	9,821	10,861

Pool # AS9811, 5.00%, 6/1/2047	4,248	4,802

Pool # BH7565, 4.00%, 8/1/2047	18,397	20,320

Pool # BM3500, 4.00%, 9/1/2047	8,868	9,943

Pool # CA0346, 4.50%, 9/1/2047	14,158	15,495

Pool # BH6687, 4.00%, 11/1/2047	3,720	4,006

Pool # BM3044, 4.00%, 11/1/2047	6,930	7,662

Pool # BE8347, 4.00%, 12/1/2047	2,307	2,485

Pool # BJ5254, 4.00%, 12/1/2047	8,822	9,533

Pool # BM3499, 4.00%, 12/1/2047	73,283	80,624

Pool # BJ5777, 4.50%, 12/1/2047	848	932

Pool # BH6689, 4.00%, 1/1/2048	3,859	4,152

Pool # BJ7311, 4.00%, 1/1/2048	37,857	41,731

Pool # BJ8238, 4.00%, 1/1/2048	12,394	13,652

Pool # BJ8265, 4.00%, 1/1/2048	8,763	9,642

Pool # BK1008, 4.00%, 1/1/2048	2,460	2,705

Pool # BJ4617, 4.00%, 2/1/2048	6,651	7,350

Pool # BJ5772, 4.00%, 2/1/2048	9,711	10,466

Pool # BK1581, 4.00%, 2/1/2048	1,467	1,618

Pool # FM0035, 3.50%, 3/1/2048	13,587	14,583

Pool # BJ5803, 4.00%, 3/1/2048	8,150	8,789

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BK1963, 4.00%, 3/1/2048	4,741	5,236

Pool # BM3665, 4.00%, 3/1/2048	23,415	26,030

Pool # BJ5789, 4.50%, 3/1/2048	4,570	5,037

Pool # BE2789, 4.00%, 4/1/2048	3,204	3,451

Pool # CA1710, 4.50%, 5/1/2048	7,159	7,800

Pool # BK5943, 5.00%, 6/1/2048	3,937	4,396

Pool # BK4130, 4.50%, 7/1/2048	817	888

Pool # BK6562, 4.50%, 7/1/2048	5,510	6,050

Pool # BK6589, 4.50%, 7/1/2048	2,549	2,806

Pool # BN0133, 4.00%, 8/1/2048	11,298	12,181

Pool # BK9292, 5.00%, 8/1/2048	9,651	10,791

Pool # CA4662, 3.50%, 9/1/2048	8,893	9,770

Pool # BN1312, 4.00%, 9/1/2048	23,220	25,035

Pool # 890863, 5.00%, 9/1/2048	30,223	34,716

Pool # BN0234, 5.00%, 9/1/2048	4,950	5,529

Pool # MA3496, 4.50%, 10/1/2048	5,699	6,207

Pool # BN0861, 5.00%, 10/1/2048	2,690	3,073

Pool # BK9556, 4.00%, 12/1/2048	5,654	6,151

Pool # BK1176, 5.00%, 1/1/2049	3,277	3,630

Pool # BK8748, 4.50%, 5/1/2049	21,143	23,085

Pool # BO2428, 3.50%, 7/1/2049	10,388	11,010

Pool # BO0592, 4.00%, 7/1/2049	3,097	3,372

FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	18,933	20,316

FNMA, Other

Pool # 468564, 4.06%, 7/1/2021	1,182	1,182

Pool # 470622, 2.75%, 3/1/2022	231	236

Pool # AM2285, 2.41%, 1/1/2023	3,381	3,471

Pool # AM2255, 2.51%, 1/1/2023	3,542	3,641

Pool # AM2452, 2.44%, 2/1/2023	6,660	6,851

Pool # AM2859, 2.65%, 3/1/2023	3,900	4,049

Pool # AL3876, 2.79%, 6/1/2023 (l)	3,542	3,682

Pool # AM4170, 3.51%, 8/1/2023	15,000	15,848

Pool # AM5032, 3.64%, 12/1/2023	4,566	4,912

Pool # AM5473, 3.76%, 3/1/2024	5,300	5,774

Pool # AN2363, 2.23%, 4/1/2024	3,695	3,870

Pool # AM6795, 3.05%, 9/1/2024	10,581	11,404

Pool # AL6260, 2.75%, 12/1/2024 (l)	436	445

Pool # AM7290, 2.97%, 12/1/2024	4,028	4,344

Pool # AM7682, 2.84%, 1/1/2025	5,774	6,205

Pool # AM7795, 2.92%, 1/1/2025	9,803	10,564

Pool # AN1302, 2.93%, 1/1/2025	3,992	4,291

Pool # AM8090, 2.48%, 2/1/2025	9,274	9,848

Pool # AM8702, 2.73%, 4/1/2025	18,325	19,693

Pool # AM8674, 2.81%, 4/1/2025	18,640	20,092

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AM8691, 2.64%, 6/1/2025	18,777	20,136

Pool # AM9942, 3.09%, 10/1/2025	11,000	12,049

Pool # AN0287, 2.95%, 11/1/2025	5,000	5,449

Pool # AN0707, 3.13%, 2/1/2026	8,452	9,262

Pool # AN1222, 2.78%, 4/1/2026	7,000	7,594

Pool # AN1413, 2.49%, 5/1/2026	9,704	10,377

Pool # AN1503, 2.62%, 5/1/2026	5,511	5,927

Pool # AN1221, 2.81%, 5/1/2026	4,000	4,348

Pool # AN1497, 2.61%, 6/1/2026	10,122	10,903

Pool # AN2193, 2.53%, 7/1/2026	5,695	6,103

Pool # AN2689, 2.20%, 10/1/2026	6,230	6,604

Pool # AN4000, 3.00%, 12/1/2026	2,306	2,533

Pool # AL6937, 3.92%, 12/1/2026 (l)	4,936	5,532

Pool # AN4917, 3.13%, 3/1/2027	13,674	15,139

Pool # AN6318, 3.18%, 8/1/2027	8,500	9,185

Pool # BL3525, 2.60%, 9/1/2027	11,500	12,372

Pool # BL0497, 3.84%, 10/1/2027	4,794	5,485

Pool # AN1449, 2.97%, 4/1/2028	6,562	7,223

Pool # AN2005, 2.73%, 7/1/2028	10,514	11,474

Pool # 387807, 3.55%, 8/1/2028	11,451	13,061

Pool # AN2956, 2.44%, 10/1/2028	7,074	7,572

Pool # AN3685, 2.69%, 12/1/2028	15,076	16,342

Pool # AN4004, 3.27%, 12/1/2028	8,615	9,674

Pool # BL1040, 3.81%, 12/1/2028	16,000	18,565

Pool # BL0907, 3.88%, 12/1/2028	290	337

Pool # AN4154, 3.17%, 1/1/2029	16,836	18,751

Pool # AN4349, 3.35%, 1/1/2029	8,606	9,700

Pool # AN4344, 3.37%, 1/1/2029	16,910	19,069

Pool # AN1872, 2.90%, 5/1/2029	3,712	4,040

Pool # AN5677, 3.25%, 6/1/2029	9,573	10,702

Pool # BL3509, 2.66%, 8/1/2029	22,452	24,298

Pool # BL3491, 2.84%, 8/1/2029	15,900	17,303

Pool # 387883, 3.78%, 8/1/2030	16,369	19,073

Pool # 387827, 3.80%, 8/1/2030	7,918	8,345

Pool # AN9293, 3.71%, 9/1/2030	25,065	29,016

Pool # AN0198, 3.34%, 11/1/2030	3,976	4,459

Pool # AN1676, 2.99%, 5/1/2031	3,657	4,005

Pool # AN1953, 3.01%, 6/1/2031	1,883	2,064

Pool # AN1683, 3.03%, 6/1/2031	5,000	5,494

Pool # AN2308, 2.87%, 8/1/2031	8,757	9,620

Pool # AN2625, 2.50%, 10/1/2031	12,063	12,807

Pool # BL3368, 2.84%, 11/1/2031	4,475	4,827

Pool # BL6367, 1.82%, 4/1/2032	36,000	36,553

Pool # BL6302, 2.07%, 5/1/2032	15,158	15,710

Pool # AO7654, 3.50%, 5/1/2032	2,172	2,348

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AO5230, 3.50%, 6/1/2032	1,378	1,490

Pool # AO7057, 3.50%, 6/1/2032	1,080	1,168

Pool # AO7746, 3.50%, 6/1/2032	124	132

Pool # AO8038, 3.50%, 7/1/2032	2,415	2,596

Pool # AP0645, 3.50%, 7/1/2032	2,508	2,711

Pool # AP0682, 3.50%, 7/1/2032	2,579	2,788

Pool # AP1314, 3.50%, 8/1/2032	2,542	2,748

Pool # AQ1534, 3.50%, 10/1/2032	777	840

Pool # AQ1607, 3.50%, 11/1/2032	600	649

Pool # 650236, 5.00%, 12/1/2032	11	11

Pool # AR7961, 3.50%, 3/1/2033	743	803

Pool # BL3453, 3.16%, 8/1/2033	14,690	16,151

Pool # 868763, 6.50%, 4/1/2036	6	6

Pool # 886320, 6.50%, 7/1/2036	18	19

Pool # AO6757, 4.00%, 6/1/2042	2,982	3,292

Pool # MA1125, 4.00%, 7/1/2042	2,131	2,336

Pool # MA1213, 3.50%, 10/1/2042	8,778	9,560

Pool # MA1283, 3.50%, 12/1/2042	1,278	1,401

Pool # MA1328, 3.50%, 1/1/2043	4,487	4,918

Pool # MA1404, 3.50%, 4/1/2043	2,434	2,668

Pool # MA1462, 3.50%, 6/1/2043	1,325	1,445

Pool # MA1463, 3.50%, 6/1/2043	3,469	3,802

Pool # MA1510, 4.00%, 7/1/2043	2,736	3,020

Pool # MA1546, 3.50%, 8/1/2043	5,280	5,787

Pool # AU8840, 4.50%, 11/1/2043	1,824	2,033

Pool # AV2613, 4.50%, 11/1/2043	4,037	4,533

Pool # MA1711, 4.50%, 12/1/2043	2,637	2,958

Pool # AL6167, 3.50%, 1/1/2044	18,775	20,579

Pool # MA2346, 3.50%, 6/1/2045	646	702

Pool # MA2462, 4.00%, 11/1/2045	4,469	4,933

Pool # MA2482, 4.00%, 12/1/2045	4,869	5,377

Pool # MA2519, 4.00%, 1/1/2046	4,764	5,262

Pool # BC0784, 3.50%, 4/1/2046	696	758

Pool # MA2593, 4.00%, 4/1/2046	11,185	12,348

Pool # MA2631, 4.00%, 5/1/2046	12,172	13,437

Pool # MA2658, 3.50%, 6/1/2046	3,197	3,503

Pool # MA2690, 3.50%, 7/1/2046	6,770	7,420

Pool # BF0090, 3.50%, 5/1/2056	30,758	34,138

FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 4/25/2036 (k)	24,135	24,941

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.00%, 4/25/2051 (k)	500,000	503,994

GNMA I, 15 Year Pool # 782933, 6.50%, 10/15/2023	14	15

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

GNMA I, 30 Year

Pool # 314497, 7.25%, 1/15/2022	3		3

Pool # 316247, 9.00%, 1/15/2022	2		2

Pool # 297656, 7.50%, 10/15/2022	1		1

Pool # 376855, 7.00%, 2/15/2024	6		6

Pool # 380930, 7.00%, 4/15/2024	—	(c)	—	(c)

Pool # 780029, 9.00%, 11/15/2024	—	(c)	—	(c)

Pool # 430999, 7.50%, 7/15/2026	7		7

Pool # 780481, 7.00%, 12/15/2026	2		2

Pool # 460982, 7.00%, 11/15/2027	1		2

Pool # 427295, 7.25%, 1/15/2028	10		11

Pool # 460759, 6.50%, 2/15/2028	29		32

Pool # 781118, 6.50%, 10/15/2029	28		33

Pool # 783867, 6.00%, 8/15/2036	2,772		3,337

Pool # AS4934, 4.50%, 5/15/2046	1,713		1,957

Pool # AT7538, 4.00%, 7/15/2046	6,005		6,620

Pool # AT7652, 4.00%, 8/15/2046	3,780		4,148

Pool # BM1819, 5.00%, 4/15/2049	5,418		6,270

GNMA II, 30 Year

Pool # 2056, 7.50%, 8/20/2025	2		2

Pool # 2270, 8.00%, 8/20/2026	1		1

Pool # 2285, 8.00%, 9/20/2026	17		19

Pool # 2379, 8.00%, 2/20/2027	1		1

Pool # 2397, 8.00%, 3/20/2027	—	(c)	—	(c)

Pool # 2445, 8.00%, 6/20/2027	8		9

Pool # 2457, 7.50%, 7/20/2027	18		21

Pool # 2538, 8.00%, 1/20/2028	3		4

Pool # 2581, 8.00%, 4/20/2028	1		1

Pool # 2606, 8.00%, 6/20/2028	1		1

Pool # 2619, 8.00%, 7/20/2028	2		2

Pool # 2633, 8.00%, 8/20/2028	4		5

Pool # 2714, 6.50%, 2/20/2029	3		4

Pool # 4901, 8.00%, 9/20/2031	236		275

Pool # 5020, 7.50%, 5/20/2032	122		140

Pool # 738210, 7.00%, 6/20/2032	239		272

Pool # 738062, 6.00%, 11/20/2032	251		280

Pool # 738059, 6.00%, 10/20/2033	135		151

Pool # 738049, 6.00%, 3/20/2035	350		393

Pool # 737987, 6.00%, 4/20/2036	288		322

Pool # 737975, 6.00%, 9/20/2036	65		73

Pool # 5034, 7.00%, 8/20/2038	70		79

Pool # 4245, 6.00%, 9/20/2038	79		93

Pool # 4930, 7.00%, 10/20/2038	345		421

Pool # 4964, 7.00%, 12/20/2038	56		59

Pool # 4872, 7.00%, 1/20/2039	345		409

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 5072, 6.50%, 10/20/2039	99	115

Pool # 5218, 6.50%, 10/20/2039	153	179

Pool # AS8103, 3.50%, 6/20/2046	1,794	2,001

Pool # AS8104, 3.75%, 6/20/2046	1,710	1,916

Pool # AS8105, 4.00%, 6/20/2046	1,253	1,421

Pool # AS8106, 3.50%, 7/20/2046	2,711	3,022

Pool # AS8107, 3.75%, 7/20/2046	3,079	3,450

Pool # AY0571, 4.50%, 11/20/2047	7,622	8,332

Pool # BB8791, 4.00%, 12/20/2047	7,702	8,655

Pool # BD6195, 4.00%, 1/20/2048	9,419	10,114

Pool # BE9507, 4.50%, 3/20/2048	3,177	3,504

Pool # BG2382, 4.50%, 3/20/2048	2,370	2,597

Pool # BA7568, 4.50%, 4/20/2048	13,146	14,396

Pool # BD0512, 5.00%, 4/20/2048	8,477	9,324

Pool # BD0532, 5.00%, 6/20/2048	9,414	10,362

Pool # BG3833, 4.50%, 7/20/2048	21,298	23,347

Pool # BD0549, 5.00%, 8/20/2048	9,521	10,488

Pool # BH9109, 4.50%, 10/20/2048	11,369	12,412

Pool # BJ7085, 5.00%, 12/20/2048	9,934	11,130

Pool # BK7188, 4.50%, 2/20/2049	7,534	8,286

Pool # BK7189, 5.00%, 2/20/2049	8,100	9,027

Pool # BN2622, 4.00%, 6/20/2049	12,132	13,267

Pool # BM9677, 4.50%, 6/20/2049	14,685	16,271

Pool # BM9683, 5.00%, 6/20/2049	13,814	15,440

Pool # BJ1310, 4.50%, 7/20/2049	9,828	11,006

Pool # BO2717, 4.50%, 7/20/2049	10,192	11,475

Pool # BO3146, 4.50%, 7/20/2049	4,191	4,693

Pool # BO3147, 4.50%, 7/20/2049	4,775	5,293

Pool # BO3157, 4.50%, 7/20/2049	3,773	4,212

Pool # BO3158, 4.50%, 7/20/2049	3,516	3,897

Pool # BO3159, 4.50%, 7/20/2049	2,253	2,457

Pool # BM9690, 5.00%, 7/20/2049	4,510	5,039

Pool # BM9701, 4.50%, 8/20/2049	31,257	34,033

Pool # MA7136, 2.50%, 1/20/2051	103,613	107,620

Total Mortgage-Backed Securities (Cost $2,616,010)		2,719,635

Asset-Backed Securities — 14.5%

ACC Trust

Series 2019-1, Class A, 3.75%, 5/20/2022 (a)	1,512	1,518

Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	10,566	10,767

Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	2,781	2,935

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Affirm Asset Securitization Trust Series 2021-A, Class C, 1.66%, 8/15/2025 (a)	700	703

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	4,087	4,015

Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	3,021	2,896

Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,192	3,188

Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	861	867

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	1,931	1,885

Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	1,048	962

Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (a) (h)	18,735	18,707

Ally Auto Receivables Trust Series 2018-2, Class A3, 2.92%, 11/15/2022	6,397	6,443

American Airlines Pass-Through Trust

Series 2016-2, Class AA, 3.20%, 6/15/2028	810	809

Series 2016-3, Class AA, 3.00%, 10/15/2028	2,062	2,040

Series 2017-1, Class AA, 3.65%, 2/15/2029	2,058	2,083

American Credit Acceptance Receivables Trust

Series 2017-2, Class D, 3.69%, 6/12/2023 (a)	3,521	3,526

Series 2020-2, Class B, 2.48%, 9/13/2024 (a)	800	816

Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	1,023	1,085

American Homes 4 Rent Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,250	1,360

American Homes 4 Rent Trust

Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (a)	5,000	5,442

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	17,745	19,718

Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (a)	2,250	2,475

Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	18,630	20,723

American Tower Trust #1 3.07%, 3/15/2023 (a)	3,135	3,174

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

AmeriCredit Automobile Receivables Trust

Series 2017-2, Class D, 3.42%, 4/18/2023	11,300		11,569

Series 2017-4, Class D, 3.08%, 12/18/2023	20,124		20,813

AMSR Trust

Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	30,000		30,687

Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡ (a)	16,035		16,884

Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	5,000		5,159

Series 2020-SFR3, Class F, 3.55%, 9/17/2037 ‡ (a)	12,179		12,391

Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡ (a)	23,000		22,935

Series 2020-SFR4, Class F, 2.86%, 11/17/2037 ‡ (a)	20,000		19,874

Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a)	19,690		19,918

Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a)	7,875		8,187

Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a)	7,875		8,287

Aqua Finance Trust

Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	3,556		3,663

Series 2019-A, Class B, 3.47%, 7/16/2040 ‡ (a)	19,000		20,020

Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (a)	4,250		4,412

BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	—	(c)	—	(c)

Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 3.22%, 6/25/2043 ‡ (l)	183		192

BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	319		319

British Airways Pass-Through Trust (United Kingdom)

Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,556		1,613

Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	1,485		1,441

Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	688		712

Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	2,052		2,034

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	558	553

Business Jet Securities LLC

Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	8,729	8,911

Series 2018-2, Class C, 6.66%, 6/15/2033 (a)	1,737	1,745

Series 2019-1, Class C, 6.95%, 7/15/2034 ‡ (a)	9,812	9,873

Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	13,698	13,665

Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	9,747	9,855

BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 ‡ (a)	2,628	2,721

Camillo Issuer LLC

Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	9,396	9,642

Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	21,016	21,778

Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	19,248	19,801

CarMax Auto Owner Trust

Series 2017-1, Class C, 2.84%, 10/17/2022	3,011	3,015

Series 2017-1, Class D, 3.43%, 7/17/2023	4,929	4,936

Series 2018-1, Class D, 3.37%, 7/15/2024	2,732	2,809

Carnow Auto Receivables Trust Series 2018-1A, Class C, 5.21%, 9/15/2023 (a)	5,365	5,424

Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,795	5,904

CARS-DB4 LP

Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,746	4,920

Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	8,960	9,220

Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	9,990	10,071

Carvana Auto Receivables Trust

Series 2019-1A, Class C, 3.50%, 2/15/2024 (a)	9,980	10,253

Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	7,500	7,832

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	29,424	29,969

Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	9,750	10,400

Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	5,000	5,296

Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	30	31

Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,953

Colony American Finance Ltd. (Cayman Islands) Series 2016-2, Class A, 2.55%, 11/15/2048 (a)	4,431	4,437

Continental Airlines Pass-Through Trust Series 2012-1, Class A, 4.15%, 4/11/2024	126	130

COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 3.39%, 6/25/2040 ‡ (a) (l)	3,430	286

CoreVest American Finance Trust

Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	6,111	6,610

Series 2020-2, Class B, 4.24%, 5/15/2052 ‡ (a) (l)	8,345	9,231

CPS Auto Receivables Trust

Series 2018-B, Class C, 3.58%, 3/15/2023 (a)	6,476	6,517

Series 2017-B, Class D, 3.95%, 3/15/2023 (a)	2,912	2,925

Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	2,161	2,201

Series 2018-D, Class D, 4.34%, 9/16/2024 (a)	2,303	2,394

Series 2020-B, Class B, 2.11%, 4/15/2026 (a)	6,000	6,097

CPS Auto Trust Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	561	567

Credit Acceptance Auto Loan Trust

Series 2018-1A, Class B, 3.60%, 4/15/2027 (a)	28,490	28,624

Series 2018-2A, Class B, 3.94%, 7/15/2027 (a)	20,950	21,208

Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	11,249	11,691

Series 2019-3A, Class C, 3.06%, 3/15/2029 (a)	10,500	10,957

Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	21,735	22,413

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-2A, Class C, 2.73%, 11/15/2029 (a)	4,895	5,068

Crown Castle Towers LLC

3.72%, 7/15/2023 (a)	250	261

3.66%, 5/15/2025 (a)	2,805	3,006

Currency Capital Funding Trust

Series 2018-1A, Class B, 5.62%, 3/17/2026 ‡ (a) (l)	8,000	7,991

Series 2018-1A, Class B2, 5.62%, 3/17/2026 ‡ (a) (l)	221	192

CWABS, Inc. Asset-Backed Certificates

Series 2004-1, Class M1, 0.87%, 3/25/2034 ‡ (l)	61	61

Series 2004-1, Class M2, 0.94%, 3/25/2034 ‡ (l)	26	26

Series 2004-1, Class 3A, 0.68%, 4/25/2034 ‡ (l)	297	273

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 1.02%, 10/25/2034 (l)	232	223

DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a) (k)	19,300	19,300

Delta Air Lines Pass-Through Trust

Series 2007-1, Class A, 6.82%, 8/10/2022	1,173	1,223

Series 2019-1, Class AA, 3.20%, 4/25/2024	6,270	6,476

Series 2015-1, Class AA, 3.63%, 7/30/2027	3,238	3,298

Diamond Resorts Owner Trust

Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	922	932

Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	1,056	1,071

Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (a) (h)	33,800	33,800

Drive Auto Receivables Trust

Series 2017-1, Class D, 3.84%, 3/15/2023	2,328	2,352

Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	9,199	9,322

Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	2,446	2,466

Series 2017-AA, Class D, 4.16%, 5/15/2024 (a)	1,537	1,553

Series 2017-BA, Class E, 5.30%, 7/15/2024 (a)	14,660	14,791

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-2, Class D, 4.14%, 8/15/2024	29,628	30,413

Series 2018-3, Class D, 4.30%, 9/16/2024	14,563	14,999

Series 2019-4, Class D, 2.70%, 2/16/2027	10,500	10,870

DT Auto Owner Trust

Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	792	794

Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	4,430	4,481

Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	8,571	8,697

Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	11,462	11,494

Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	8,295	8,510

Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	19,000	19,723

Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	2,500	2,594

Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	5,000	5,245

Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	7,100	7,229

E3 (Cayman Islands)

Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	8,902	9,053

Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	6,523	6,588

Elara HGV Timeshare Issuer LLC

Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	10,037	10,349

Series 2019-A, Class C, 3.45%, 1/25/2034 ‡ (a)	2,814	2,864

Exeter Automobile Receivables Trust

Series 2017-1A, Class C, 3.95%, 12/15/2022 (a)	301	303

Series 2017-2A, Class C, 3.93%, 4/17/2023 (a)	2,740	2,753

Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	7,725	7,864

Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	9,400	9,548

Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	14,215	14,568

Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	8,000	8,283

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	22,280	23,131

Series 2020-2A, Class B, 2.08%, 7/15/2024 (a)	8,000	8,119

Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	25,430	26,518

Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	7,250	7,556

Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	7,393

Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	3,500	3,773

Series 2020-3A, Class D, 1.73%, 7/15/2026	9,000	9,168

Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	14,654

Fifth Third Auto Trust Series 2019-1, Class A3, 2.64%, 12/15/2023	6,334	6,433

First Investors Auto Owner Trust

Series 2016-2A, Class D, 3.35%, 11/15/2022 (a)	3,454	3,471

Series 2017-3A, Class B, 2.72%, 4/17/2023 (a)	720	721

Series 2017-3A, Class C, 3.00%, 1/16/2024 (a)	5,458	5,528

Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	5,096	5,247

Series 2017-3A, Class E, 4.92%, 8/15/2024 (a)	1,300	1,345

FirstKey Homes Trust Series 2020-SFR1, Class F1, 3.64%, 9/17/2025 ‡ (a)	3,500	3,612

Flagship Credit Auto Trust

Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	2,289	2,296

Series 2017-4, Class B, 2.66%, 10/17/2022 (a)	300	300

Series 2017-1, Class C, 3.22%, 5/15/2023 (a)	115	115

Series 2017-1, Class D, 4.23%, 5/15/2023 (a)	1,313	1,332

Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	5,720	5,780

Series 2017-1, Class E, 6.46%, 12/15/2023 (a)	3,500	3,618

Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	2,630	2,705

Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	3,630	3,762

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	8,250	8,581

Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	9,500	10,004

Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	5,291

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	99,326	108,023

Foundation Finance Trust

Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡ (a)	1,700	1,744

Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡ (a)	4,650	4,768

Foursight Capital Automobile Receivables Trust Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	900	896

FREED ABS Trust Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	14,620	14,801

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡ (l)	259	270

GLS Auto Receivables Trust Series 2017-1A, Class D, 5.50%, 6/17/2024 (a)	4,000	4,038

GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	7,292	7,354

Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	888	879

Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (l)	7,214	7,776

Goodgreen Trust

Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	1,226	1,281

Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	928	978

Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	8,162	8,577

HERO Funding (Cayman Islands)

Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	4,266	4,367

Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	3,513	3,650

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	331	333

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	3,374	3,447

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	4,913	5,087

HERO Funding Trust (Cayman Islands)

Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	2,664	2,848

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	1,202	1,231

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	3,722	3,951

Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	4,122	4,257

HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (a)	279	265

Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (a)	2,456	2,460

Hertz Vehicle Financing II LP

Series 2018-1A, Class A, 3.29%, 2/25/2024 (a)	2,247	2,259

Series 2019-3A, Class B, 3.03%, 12/26/2025 (a)	22,245	22,309

Hilton Grand Vacations Trust Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡ (a)	7,405	8,267

Home Partners of America Trust Series 2019-2, Class E, 3.32%, 10/19/2039 ‡ (a)	9,840	9,786

Honda Auto Receivables Owner Trust Series 2018-2, Class A3, 3.01%, 5/18/2022	3,819	3,845

Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	1,874	1,883

Kabbage Funding LLC Series 2019-1, Class C, 4.61%, 3/15/2024 ‡ (a)	2,024	2,025

KGS-Alpha SBA COOF Trust

Series 2012-4, Class A, IO, 0.89%, 9/25/2037 ‡ (a) (l)	7,171	180

Series 2012-2, Class A, IO, 0.76%, 8/25/2038 ‡ (a) (l)	4,941	102

Series 2013-2, Class A, IO, 1.79%, 3/25/2039 ‡ (a) (l)	4,772	191

Lakeview CDO LLC 2.87%, 11/10/2032 ‡ (l)	12,000	11,957

Lending Point Asset Securitization Trust Series 2020-1, Class C, 4.14%, 2/10/2026 ‡ (a)	4,500	4,567

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025 ‡ (a)	5,377	5,404

Lendingpoint SPE Trust

Series 2020-VFN1, Class A1B, 4.36%, 12/15/2026 (a) (l)	15,000	15,024

Series 2020-VFN1, Class A2B1, 4.36%, 12/15/2026 (a) (l)	8,573	8,586

Lendmark Funding Trust

Series 2018-1A, Class D, 6.25%, 12/21/2026 ‡ (a)	7,750	7,839

Series 2018-2A, Class D, 6.78%, 4/20/2027 (a)	8,970	9,286

LP LMS Asset Securitization Trust Series 2020-1A, Class B, 5.24%, 2/10/2026 ‡ (a)	2,942	3,133

LV Tower 52 Issuer

Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	5,955	6,006

Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	7,095	7,156

Marlette Funding Trust

Series 2018-1A, Class C, 3.69%, 3/15/2028 (a)	266	266

Series 2020-1A, Class B, 2.38%, 3/15/2030 ‡ (a)	17,500	17,762

Mid-State Capital Corp. Trust

Series 2005-1, Class A, 5.75%, 1/15/2040	89	96

Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	2,124	2,299

Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	1,170	1,253

Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	1,420	1,514

Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	567	616

Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 2.37%, 3/25/2033 ‡ (l)	242	240

MVW Owner Trust

Series 2019-1A, Class B, 3.00%, 11/20/2036 ‡ (a)	9,934	10,107

Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡ (a)	4,193	4,252

New Century Home Equity Loan Trust

Series 2003-5, Class AI6, 6.00%, 11/25/2033 ‡ (h)	316	325

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2005-1, Class M1, 0.79%, 3/25/2035 ‡ (l)	337	335

Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 4/18/2022	682	683

NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	14,216	14,282

NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	13,833	13,907

Ocean Beach SPC (Cayman Islands) Series 2020-1I, Class A, 4.00%, 9/26/2022	13,652	13,652

Octane Receivables Trust Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	7,992	8,090

OL SP LLC

Series 2018, Class C, 4.25%, 5/15/2025 ‡	816	809

Series 2018, Class A, 4.16%, 2/9/2030	3,012	3,141

Series 2018, Class B, 4.61%, 2/9/2030 ‡	941	961

OneMain Direct Auto Receivables Trust Series 2018-1A, Class C, 3.85%, 10/14/2025 (a)	15,882	16,191

OneMain Financial Issuance Trust Series 2019-1A, Class E, 5.69%, 2/14/2031 ‡ (a)	16,475	17,139

Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	10,408	10,417

Oportun Funding XIII LLC Series 2019-A, Class B, 3.87%, 8/8/2025 ‡ (a)	7,146	7,317

Orange Lake Timeshare Trust

Series 2018-A, Class C, 3.74%, 11/8/2030 ‡ (a)	3,364	3,440

Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	4,574	4,634

Prestige Auto Receivables Trust Series 2016-2A, Class D, 3.91%, 11/15/2022 (a)	4,173	4,192

Pretium Mortgage Credit Partners I LLC

Series 2019-CFL1, Class A2, 4.95%, 1/25/2059 ‡ (a) (h)	6,605	6,583

Series 2020-NPL1, Class A1, 2.86%, 5/27/2059 (a) (h)	12,851	12,897

Series 2020-NPL2, Class A2, 6.17%, 2/27/2060 ‡ (a) (h)	5,000	5,040

Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (a) (h)	15,909	16,067

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Progress Residential Series 2021-SFR1, Class F, 2.76%, 4/17/2038 (a)	12,000	11,908

Progress Residential Trust

Series 2020-SFR3, Class F, 2.80%, 10/17/2027 ‡ (a)	10,000	10,074

Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	7,000	7,179

Series 2017-SFR1, Class F, 5.35%, 8/17/2034 (a)	6,475	6,599

Series 2018-SFR1, Class F, 4.78%, 3/17/2035 ‡ (a)	3,655	3,671

Series 2018-SFR2, Class E, 4.66%, 8/17/2035 ‡ (a)	6,750	6,829

Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	10,490	10,710

Series 2018-SFR3, Class F, 5.37%, 10/17/2035 ‡ (a)	3,000	3,058

Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (a)	8,180	8,333

Series 2020-SFR2, Class B, 2.58%, 6/17/2037 ‡ (a)	12,081	12,477

Series 2020-SFR2, Class C, 3.08%, 6/17/2037 ‡ (a)	9,097	9,437

Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡ (a)	9,656	10,068

Regional Management Issuance Trust Series 2021-1, Class D, 5.07%, 3/17/2031 ‡ (a)	2,100	2,089

Renew (Cayman Islands)

Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	1,579	1,636

Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	1,972	2,024

Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	17,693	18,248

Santander Drive Auto Receivables Trust

Series 2017-1, Class D, 3.17%, 4/17/2023	5,107	5,140

Series 2018-1, Class D, 3.32%, 3/15/2024	13,804	14,094

Series 2019-1, Class C, 3.42%, 4/15/2025	9,150	9,283

Series 2019-2, Class D, 3.22%, 7/15/2025	28,260	29,369

Santander Prime Auto Issuance Notes Trust Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	2,488	2,507

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Santander Revolving Auto Loan Trust

Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	32,715	34,669

Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,750	11,319

Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,500	7,887

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.08%, 1/25/2036 ‡ (h)	164	166

Sierra Timeshare Receivables Funding LLC

Series 2018-2A, Class C, 3.94%, 6/20/2035 ‡ (a)	4,477	4,612

Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	3,914	3,983

Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 0.20%, 6/25/2037 ‡ (l)	983	789

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	694	694

Springleaf Funding Trust Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	11,450	11,520

Spruce ABS Trust Series 2016-E1, Class B, 6.90%, 6/15/2028 ‡ (a)	9,290	10,012

Tidewater Auto Receivables Trust Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	2,214	2,257

Towd Point Mortgage Trust Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (a) (h)	11,500	11,645

Tricolor Auto Securitization Trust

Series 2018-2A, Class D, 7.98%, 8/15/2022 (a)	15,025	14,790

Series 2020-1A, Class B, 8.25%, 11/15/2026 (a)	14,295	13,758

Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 ‡ (a)	7,000	7,268

UAL Pass-Through Trust Series 2007-1, 6.64%, 7/2/2022	667	683

United Airlines Pass-Through Trust

Series 2013-1, Class A, 4.30%, 8/15/2025	475	495

Series 2016-2, Class B, 3.65%, 10/7/2025	1,486	1,457

Series 2014-1, Class A, 4.00%, 4/11/2026	2,608	2,695

Series 2014-2, Class A, 3.75%, 9/3/2026	414	429

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-1, Class AA, 3.10%, 7/7/2028	1,109	1,143

Series 2016-2, Class AA, 2.88%, 10/7/2028	1,515	1,525

Series 2016-2, Class A, 3.10%, 10/7/2028	846	835

Series 2018-1, Class AA, 3.50%, 3/1/2030	15,898	16,223

Series 2018-1, Class A, 3.70%, 3/1/2030	645	657

Series 2019-1, Class AA, 4.15%, 8/25/2031	1,416	1,481

Series 2019-1, Class A, 4.55%, 8/25/2031	1,687	1,726

Series 2019-2, Class AA, 2.70%, 5/1/2032	1,834	1,820

US Auto Funding LLC

Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	5,000	5,104

Series 2018-1A, Class B, 7.50%, 7/15/2023 (a)	2,283	2,394

USASF Receivables LLC

Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	5,937	6,077

Series 2020-1A, Class C, 5.94%, 8/15/2024 (a)	4,000	4,229

VCAT LLC Series 2020-NPL1, Class A1, 3.67%, 8/25/2050 ‡ (a) (h)	4,914	4,969

Vericrest Opportunity Loan Trust

Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049 ‡ (a) (h)	3,250	3,255

Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (a) (h)	12,000	12,010

Series 2020-NPL2, Class A2, 4.34%, 2/25/2050 ‡ (a) (h)	6,000	5,953

Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050 ‡ (a) (h)	13,722	13,793

Verizon Owner Trust

Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (a)	3,547	3,558

Series 2019-A, Class A1A, 2.93%, 9/20/2023	8,965	9,108

Veros Automobile Receivables Trust Series 2018-1, Class D, 5.74%, 8/15/2025 (a)	6,700	6,799

VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	55,672	54,757

VOLT LXXXIV LLC Series 2019-NP10, Class A1B, 3.97%, 12/27/2049 ‡ (a) (h)	8,550	8,561

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

VOLT LXXXV LLC Series 2020-NPL1, Class A1B, 3.72%, 1/25/2050 ‡ (a) (h)	13,400	13,430

VOLT LXXXVII LLC

Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (h)	14,051	14,100

Series 2020-NPL3, Class A1B, 3.67%, 2/25/2050 ‡ (a) (h)	29,560	29,597

Series 2020-NPL3, Class A2, 4.34%, 2/25/2050 ‡ (a) (h)	5,000	4,957

Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	5,633	5,812

Westgate Resorts LLC

Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	5,652	5,719

Series 2018-1A, Class B, 3.58%, 12/20/2031 ‡ (a)	4,236	4,225

Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	16,907	17,867

Westlake Automobile Receivables Trust Series 2018-1A, Class D, 3.41%, 5/15/2023 (a)	1,447	1,456

World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	16,200	16,638

World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	17,150	17,351

Total Asset-Backed Securities (Cost $2,245,117)		2,302,055

U.S. Treasury Obligations — 11.3%

U.S. Treasury Bonds

8.13%, 5/15/2021	13,600	13,826

8.13%, 8/15/2021	10,000	10,371

8.00%, 11/15/2021	7,920	8,366

5.25%, 2/15/2029	2,500	3,274

4.50%, 2/15/2036	8,960	12,316

5.00%, 5/15/2037	18,415	26,901

4.50%, 5/15/2038	3,890	5,446

3.50%, 2/15/2039	85	107

4.50%, 8/15/2039	33,311	47,062

1.13%, 5/15/2040	42,248	36,294

4.38%, 5/15/2040	511	715

4.75%, 2/15/2041	35,372	52,011

4.38%, 5/15/2041	37,318	52,527

2.75%, 8/15/2042	9,000	10,137

2.75%, 11/15/2042	70,713	79,558

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.63%, 8/15/2043	17,780	22,890

3.75%, 11/15/2043	16,856	22,105

2.50%, 2/15/2045	53,620	57,685

3.00%, 5/15/2045	8,910	10,464

2.88%, 8/15/2045	45,620	52,470

2.50%, 5/15/2046	96,775	104,097

3.00%, 2/15/2047	43,315	51,181

2.75%, 11/15/2047	73,700	83,382

3.38%, 11/15/2048	54,695	69,486

2.38%, 11/15/2049	46,443	49,081

2.00%, 2/15/2050	144,765	141,016

U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	2,180

U.S. Treasury Notes

2.13%, 8/15/2021	2,000	2,019

2.88%, 10/15/2021	1,000	1,018

2.13%, 6/30/2022 (m)	6,985	7,172

2.00%, 8/15/2025 (m)	11,953	12,689

1.63%, 5/15/2026	10,909	11,386

1.88%, 7/31/2026	197,103	208,213

1.13%, 2/28/2027	51,774	52,346

1.50%, 2/15/2030	99,385	100,891

U.S. Treasury STRIPS Bonds

2.75%, 5/15/2021 (n)	13,330	13,328

2.49%, 5/15/2022 (n)	7,390	7,383

4.51%, 11/15/2022 (n)	5,000	4,989

3.10%, 2/15/2023 (n)	225	224

2.17%, 8/15/2023 (n)	15	15

6.20%, 2/15/2028 (n)	2,615	2,400

2.26%, 5/15/2029 (n)	61,050	54,472

2.51%, 5/15/2032 (n)	15,038	12,463

1.94%, 5/15/2033 (n)	118,886	95,829

5.31%, 11/15/2033 (n)	24,367	19,374

1.04%, 8/15/2039 (n)	36,140	25,220

3.02%, 8/15/2040 (n)	30,000	19,809

2.94%, 8/15/2041 (n)	94,093	60,243

3.61%, 2/15/2042 (n)	10,721	6,786

3.30%, 5/15/2042 (n)	19,049	12,010

3.42%, 11/15/2042 (n)	7,855	4,888

2.22%, 11/15/2043 (n)	25,730	15,605

1.51%, 2/15/2050 (n)	34,240	18,198

Total U.S. Treasury Obligations (Cost $1,747,878)		1,793,918

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 11.1%

20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 ‡ (a) (l)	24,120	23,157

ACRE Commercial Mortgage Ltd. (Cayman Islands)

Series 2021-FL4, Class B, 1.51%, 12/18/2037 (a) (l)	1,570	1,568

Series 2021-FL4, Class C, 1.86%, 12/18/2037 ‡ (a) (l)	9,000	9,000

BAMLL Re-REMIC Trust

Series 2016-FR16, Class A, 0.49%, 5/27/2021 (a) (l)	5,750	5,740

Series 2013-FRR2, Class B, PO, 9/26/2022 (a)	8,992	8,422

Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	8,600	8,005

Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	13,275

Series 2016-FR13, Class A, 1.56%, 8/27/2045 (a) (l)	16,500	16,137

Series 2014-FRR5, Class BK37, PO, 1/27/2047 (a)	10,000	8,810

Series 2014-FRR5, Class AK37, 2.50%, 1/27/2047 (a) (l)	15,400	15,131

Series 2014-FRR8, Class A, 2.11%, 11/26/2047 (a) (l)	12,000	11,052

Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 2.41%, 9/15/2036 ‡ (a) (l)	3,000	2,970

BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	10,000	10,948

BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	10,139

BB-UBS Trust

Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	972	963

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	14,615

Series 2012-SHOW, Class E, 4.03%, 11/5/2036 (a) (l)	12,692	10,406

BCRR Trust

Series 2014-FRR1, Class A716, PO, 8/26/2047 (a)	21,000	20,837

Series 2014-FRR1, Class B716, PO, 8/26/2047 ‡ (a)	14,335	14,005

BMD2 Re-REMIC Trust

Series 2019-FRR1, Class 1A1, 2.62%, 5/25/2052 (a) (l)	6,971	6,920

Series 2019-FRR1, Class 1A5, 4.32%, 5/25/2052 (a) (l)	3,850	3,839

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BWAY Mortgage Trust Series 2013-1515, Class F, 3.93%, 3/10/2033 ‡ (a) (l)	5,000	5,153

BX

Series 2021-MFM1, Class E, 2.36%, 1/15/2034 ‡ (a) (l)	3,250	3,253

Series 2021-MFM1, Class F, 3.11%, 1/15/2034 ‡ (a) (l)	2,000	2,001

BXMT Ltd. Series 2017-FL1, Class D, 2.81%, 6/15/2035 ‡ (a) (l)	8,500	8,503

CFCRE Commercial Mortgage Trust

Series 2011-C2, Class D, 5.74%, 12/15/2047 ‡ (a) (l)	5,000	5,124

Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	47,647	50,379

Commercial Mortgage Trust

Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,428

Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (l)	23,900	26,029

Series 2020-CBM, Class D, 3.63%, 2/10/2037 ‡ (a) (l)	8,750	8,458

Series 2012-CR2, Class XA, IO, 1.62%, 8/15/2045 ‡ (l)	19,833	308

Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	8,898

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	7,609

Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.03%, 1/15/2049 ‡ (a) (l)	9,378	—	(c)

CSAIL Commercial Mortgage Trust

Series 2017-CX10, Class UESC, 4.24%, 10/15/2032 ‡ (a) (l)	19,159	18,712

Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	13,544

CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	15,200	14,085

DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 0.92%, 7/10/2044 ‡ (a) (l)	3,214	—	(c)

FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M2, 3.79%, 1/25/2051 (a) (l)	21,634	22,885

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ13, Class A2, 2.86%, 8/25/2022	7,838	8,025

Series KJ18, Class A2, 3.07%, 8/25/2022	4,454	4,561

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series KJ09, Class A2, 2.84%, 9/25/2022	2,127	2,186

Series KJ07, Class A2, 2.31%, 12/25/2022	13,846	14,227

Series K727, Class AM, 3.04%, 7/25/2024	10,471	11,255

Series K048, Class A2, 3.28%, 6/25/2025 (l)	13,500	14,858

Series KC02, Class A2, 3.37%, 7/25/2025	31,000	32,836

Series KS07, Class A2, 2.74%, 9/25/2025	21,600	23,071

Series KJ17, Class A2, 2.98%, 11/25/2025	12,355	13,338

Series K052, Class A2, 3.15%, 11/25/2025	3,791	4,173

Series KS06, Class A2, 2.72%, 7/25/2026	10,080	10,776

Series K058, Class AM, 2.72%, 8/25/2026 (l)	20,000	21,712

Series K061, Class AM, 3.44%, 11/25/2026 (l)	10,012	11,270

Series K063, Class AM, 3.51%, 1/25/2027 (l)	25,610	28,902

Series K065, Class A2, 3.24%, 4/25/2027	6,633	7,445

Series K065, Class AM, 3.33%, 5/25/2027	3,557	4,001

Series KJ26, Class A2, 2.61%, 7/25/2027	19,000	20,488

Series K069, Class A2, 3.19%, 9/25/2027 (l)	10,340	11,575

Series K070, Class A2, 3.30%, 11/25/2027 (l)	6,045	6,823

Series W5FX, Class AFX, 3.34%, 4/25/2028 (l)	9,910	10,752

Series KS11, Class AFX2, 2.65%, 6/25/2029	50,000	52,237

Series K152, Class A2, 3.08%, 1/25/2031	8,843	9,838

Series KX04, Class XFX, IO, 1.86%, 1/25/2034 (l)	212,639	23,028

Series Q014, Class X, IO, 2.80%, 10/25/2055 (l)	23,667	5,034

FNMA ACES

Series 2011-M8, Class A2, 2.92%, 8/25/2021	159	160

Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,677	1,723

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-M3, Class A2, 3.49%, 1/25/2024 (l)	5,367	5,757

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (l)	8,219	8,818

Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,141	12,747

Series 2015-M7, Class A2, 2.59%, 12/25/2024	10,365	10,982

Series 2015-M8, Class A2, 2.90%, 1/25/2025 (l)	11,700	12,526

Series 2015-M5, Class A1, 2.87%, 3/25/2025 (l)	18,702	19,845

Series 2015-M13, Class A2, 2.71%, 6/25/2025 (l)	1,803	1,937

Series 2016-M6, Class A2, 2.49%, 5/25/2026	9,100	9,683

Series 2016-M7, Class A2, 2.50%, 9/25/2026	10,328	10,936

Series 2017-M1, Class A2, 2.42%, 10/25/2026 (l)	10,660	11,347

Series 2017-M3, Class A2, 2.48%, 12/25/2026 (l)	17,000	18,100

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (l)	8,501	9,288

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (l)	10,260	11,294

Series 2018-M2, Class A2, 2.90%, 1/25/2028 (l)	30,000	32,720

Series 2018-M4, Class A2, 3.05%, 3/25/2028 (l)	11,282	12,613

Series 2018-M7, Class A2, 3.05%, 3/25/2028 (l)	30,256	33,412

Series 2018-M10, Class A2, 3.37%, 7/25/2028 (l)	20,853	23,571

Series 2018-M14, Class A2, 3.58%, 8/25/2028 (l)	36,222	41,505

Series 2019-M1, Class A2, 3.55%, 9/25/2028 (l)	57,380	65,836

Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	9,390	9,383

Series 2020-M38, Class X2, IO, 1.99%, 11/25/2028 (l)	39,845	5,147

Series 2019-M7, Class A2, 3.14%, 4/25/2029	20,540	22,869

Series 2017-M5, Class A2, 3.16%, 4/25/2029 (l)	30,277	34,228

Series 2019-M12, Class A2, 2.89%, 6/25/2029 (l)	27,815	30,672

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2018-M3, Class A2, 3.09%, 2/25/2030 (l)	7,528	8,525

Series 2020-M50, Class A1, 0.67%, 10/25/2030	17,616	17,307

Series 2020-M50, Class A2, 1.20%, 10/25/2030	5,950	5,859

Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (l)	101,520	11,849

FREMF Mortgage Trust

Series 2015-K720, Class B, 3.39%, 7/25/2022 (a) (l)	11,227	11,577

Series 2015-K720, Class C, 3.39%, 7/25/2022 (a) (l)	11,500	11,763

Series 2017-K727, Class C, 3.74%, 7/25/2024 (a) (l)	3,200	3,363

Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (l)	18,173	18,327

Series 2018-KSL1, Class C, 3.96%, 11/25/2025 (a) (l)	17,034	16,331

Series 2018-KBX1, Class C, 3.58%, 1/25/2026 (a) (l)	7,500	6,420

Series 2018-KHG1, Class C, 3.81%, 12/25/2027 (a) (l)	19,610	17,306

Series 2019-KBF3, Class C, 4.87%, 1/25/2029 (a) (l)	26,000	26,080

Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 (a) (l)	3,605	3,596

Series 2013-K25, Class C, 3.62%, 11/25/2045 (a) (l)	4,156	4,300

Series 2014-K38, Class C, 4.63%, 6/25/2047 (a) (l)	4,750	5,145

Series 2014-K39, Class C, 4.15%, 8/25/2047 (a) (l)	7,000	7,503

Series 2015-K721, Class B, 3.57%, 11/25/2047 (a) (l)	2,585	2,685

Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (l)	8,542	9,147

Series 2015-K718, Class C, 3.53%, 2/25/2048 (a) (l)	4,100	4,160

Series 2015-K45, Class B, 3.59%, 4/25/2048 (a) (l)	8,920	9,650

Series 2015-K46, Class C, 3.69%, 4/25/2048 (a) (l)	3,545	3,763

Series 2015-K48, Class B, 3.64%, 8/25/2048 (a) (l)	16,085	17,377

Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (l)	2,750	3,020

Series 2016-K55, Class B, 4.16%, 4/25/2049 (a) (l)	10,000	11,092

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-K56, Class B, 3.94%, 6/25/2049 (a) (l)	3,549	3,884

Series 2016-K722, Class B, 3.85%, 7/25/2049 (a) (l)	8,010	8,466

Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (l)	9,423	10,309

Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (l)	4,714	5,104

Series 2017-K61, Class C, 3.68%, 12/25/2049 (a) (l)	5,345	5,692

Series 2017-K63, Class B, 3.87%, 2/25/2050 (a) (l)	11,895	13,031

Series 2017-K63, Class C, 3.87%, 2/25/2050 (a) (l)	5,000	5,366

Series 2018-K74, Class B, 4.09%, 2/25/2051 (a) (l)	10,000	11,078

FRR Re-REMIC Trust

Series 2018-C1, Class A720, 3.01%, 8/27/2047 (a)	6,500	6,360

Series 2018-C1, Class BK43, 2.87%, 2/27/2048 ‡ (a) (l)	4,000	3,693

Series 2018-C1, Class AK43, 3.05%, 2/27/2048 (a)	5,000	4,677

Series 2018-C1, Class A725, 2.76%, 2/27/2050 (a)	3,000	2,858

Series 2018-C1, Class B725, 3.07%, 2/27/2050 ‡ (a) (l)	6,680	6,294

GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	31,100	35,574

Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	17,329

JPMCC Re-REMIC Trust

Series 2015-FRR2, Class AK36, 2.16%, 12/27/2046 (a) (l)	5,000	4,772

Series 2015-FRR2, Class BK39, PO, 8/27/2047 (a)	4,045	3,541

Series 2015-FRR2, Class AK39, 2.83%, 8/27/2047 (a) (l)	7,000	6,668

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2005-CB11, Class X1, IO, 0.16%, 8/12/2037 ‡ (a) (l)	2,763	1

Series 2006-CB15, Class X1, IO, 0.33%, 6/12/2043 ‡ (l)	3,407	2

Series 2010-C2, Class XA, IO, 1.61%, 11/15/2043 ‡ (a) (l)	1,284	—	(c)

Series 2006-LDP8, Class X, IO, 0.29%, 5/15/2045 ‡ (l)	165	—	(c)

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 2.16%, 12/15/2037 ‡ (a) (l)	5,250	5,250

MF1 Multifamily Housing Mortgage Loan Trust Series 2019-Q009, Class B, 2.87%, 4/25/2024 ‡ (a) (l)	5,640	5,629

ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.54%, 12/12/2049 ‡ (a) (l)	79	—	(c)

Morgan Stanley Capital I Trust Series 2007-HQ11, Class X, IO, 0.36%, 2/12/2044 ‡ (a) (l)	256	—	(c)

MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 ‡ (a)	42,000	40,749

SBALR Commercial Mortgage Trust

Series 2020-RR1, Class XA, IO, 1.28%, 2/13/2053 (a) (l)	71,304	6,385

Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	40,000	41,622

Series RR Trust Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,699

UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.06%, 5/10/2045 (a) (l)	6,462	83

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,191	2,210

UBS-Barclays Commercial Mortgage Trust

Series 2012-C2, Class XA, IO, 1.29%, 5/10/2063 ‡ (a) (l)	11,485	156

Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,560	1,604

VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	5,291	5,473

Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class XC, IO, 0.06%, 12/15/2043 ‡ (a) (l)	404	—	(c)

Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	8,394

Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK16, PO, 12/27/2043 (a)	6,000	5,870

WFRBS Commercial Mortgage Trust

Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	407	407

Series 2013-C11, Class D, 4.26%, 3/15/2045 ‡ (a) (l)	6,640	6,471

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	12,837	14,061

Total Commercial Mortgage-Backed Securities (Cost $1,661,548)		1,764,725

Collateralized Mortgage Obligations — 4.5%

ACC 9/15/2022 ‡	18,570	18,570

Acre

6.25%, 12/22/2021 ‡	17,350	17,177

Series 2017-B, 8.39%, 12/22/2021 ‡	12,400	12,276

Alternative Loan Trust

Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	13	12

Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	19	20

Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	425	441

Series 2005-23CB, Class A2, 5.50%, 7/25/2035	211	204

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	886	840

Series 2005-86CB, Class A11, 5.50%, 2/25/2036	413	337

Series 2006-26CB, Class A9, 6.50%, 9/25/2036	127	92

American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (l)	7	7

Antler Mortgage Trust

Series 2018-RTL1, Class A2, 4.70%, 7/25/2022 (a)	1,266	1,291

Series 2019-RTL1, Class M, 6.90%, 1/25/2023 ‡ (a) (l)	14,722	14,677

Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10	10

Banc of America Funding Trust

Series 2005-E, Class 4A1, 3.00%, 3/20/2035 (l)	18	18

Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,500	1,563

Series 2005-7, Class 30, PO, 11/25/2035 ‡	45	43

Banc of America Mortgage Trust Series 2004-F, Class 1A1, 2.88%, 7/25/2034 (l)	92	93

BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (l)	5	5

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Bear Stearns ARM Trust Series 2003-7, Class 3A, 2.60%, 10/25/2033 (l)	35	34

Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.27%, 3/25/2031 (l)	1	1

Cascade MH Asset Trust

Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,500	2,550

Series 2021-MH1, Class B2, 5.57%, 2/25/2046 (a)	2,550	2,601

Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 2.78%, 6/25/2035 (l)	597	606

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	4	—	(c)

Series 2004-J7, Class 2A2, 4.50%, 8/25/2019	19	19

Series 2004-3, Class A25, 5.75%, 4/25/2034	108	108

Series 2004-5, Class 2A9, 5.25%, 5/25/2034	150	153

Series 2005-22, Class 2A1, 2.67%, 11/25/2035 (l)	225	216

Citigroup Mortgage Loan Trust, Inc.

Series 2004-UST1, Class A3, 2.23%, 8/25/2034 (l)	50	51

Series 2004-HYB4, Class AA, 0.45%, 12/25/2034 (l)	36	38

Credit Suisse First Boston Mortgage Securities Corp.

Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	—	(c)

Series 2005-1, Class 1A16, 5.50%, 2/25/2035	55	56

CSFB Mortgage-Backed Pass-Through Certificates

Series 2005-10, Class 6A13, 5.50%, 11/25/2035	232	150

Series 2005-10, Class 10A4, 6.00%, 11/25/2035	211	87

CSMA SFR Holdings II (United Kingdom) Zero Coupon, 7/31/2023 ‡	34,105	33,518

CVS Pass-Through Trust

Series 2009, 8.35%, 7/10/2031 (a)	273	356

5.77%, 1/10/2033 (a)	345	404

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035 ‡	20	18

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	52		52

FHLMC — GNMA

Series 24, Class J, 6.25%, 11/25/2023	98		104

Series 23, Class KZ, 6.50%, 11/25/2023	13		14

Series 31, Class Z, 8.00%, 4/25/2024	11		11

FHLMC, REMIC

Series 1316, Class Z, 8.00%, 6/15/2022	5		5

Series 1343, Class LB, 7.50%, 8/15/2022	2		2

Series 1351, Class TF, HB, 1,010.00%, 8/15/2022	—	(c)	—	(c)

Series 1456, Class Z, 7.50%, 1/15/2023	4		4

Series 1543, Class VN, 7.00%, 7/15/2023	40		42

Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (l)	15		1

Series 2033, Class K, 6.05%, 8/15/2023	52		55

Series 1577, Class PV, 6.50%, 9/15/2023	41		44

Series 1608, Class L, 6.50%, 9/15/2023	76		81

Series 3890, Class ET, 5.50%, 11/15/2023	48		50

Series 1630, Class PK, 6.00%, 11/15/2023	30		32

Series 1611, Class Z, 6.50%, 11/15/2023	77		82

Series 1628, Class LZ, 6.50%, 12/15/2023	61		65

Series 2756, Class NA, 5.00%, 2/15/2024	52		54

Series 1671, Class I, 7.00%, 2/15/2024	21		22

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (l)	12		13

Series 1695, Class G, HB, IF, 29.34%, 3/15/2024 (l)	6		7

Series 1710, Class GB, HB, IF, 44.24%, 4/15/2024 (l)	4		5

Series 2989, Class TG, 5.00%, 6/15/2025	117		124

Series 3005, Class ED, 5.00%, 7/15/2025	185		196

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4030, Class IL, IO, 3.50%, 4/15/2027	896	55

Series 4060, Class TB, 2.50%, 6/15/2027	4,000	4,168

Series 2022, Class PE, 6.50%, 1/15/2028	13	14

Series 2036, Class PG, 6.50%, 1/15/2028	77	87

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	16	1

Series 2091, Class PG, 6.00%, 11/15/2028	233	263

Series 2116, Class ZA, 6.00%, 1/15/2029	58	66

Series 2148, Class ZA, 6.00%, 4/15/2029	15	17

Series 2995, Class FT, 0.36%, 5/15/2029 (l)	79	79

Series 2530, Class SK, IF, IO, 7.99%, 6/15/2029 (l)	254	39

Series 2201, Class C, 8.00%, 11/15/2029	44	51

Series 3648, Class CY, 4.50%, 3/15/2030	472	523

Series 3737, Class DG, 5.00%, 10/15/2030	149	159

Series 2293, Class ZA, 6.00%, 3/15/2031	83	96

Series 2310, Class Z, 6.00%, 4/15/2031	12	14

Series 2313, Class LA, 6.50%, 5/15/2031	5	6

Series 2325, Class JO, PO, 6/15/2031	47	45

Series 2330, Class PE, 6.50%, 6/15/2031	124	144

Series 2410, Class QB, 6.25%, 2/15/2032	300	344

Series 2534, Class SI, HB, IF, 20.77%, 2/15/2032 (l)	32	47

Series 2427, Class GE, 6.00%, 3/15/2032	526	618

Series 2430, Class WF, 6.50%, 3/15/2032	404	478

Series 2594, Class IV, IO, 7.00%, 3/15/2032	70	8

Series 2643, Class SA, HB, IF, 44.77%, 3/15/2032 (l)	11	22

Series 2466, Class DH, 6.50%, 6/15/2032	72	86

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4146, Class KI, IO, 3.00%, 12/15/2032	4,191	448

Series 2543, Class YX, 6.00%, 12/15/2032	216	247

Series 2557, Class HL, 5.30%, 1/15/2033	143	165

Series 2586, IO, 6.50%, 3/15/2033	227	23

Series 2610, Class UI, IO, 6.50%, 5/15/2033	171	32

Series 2764, Class S, IF, 13.47%, 7/15/2033 (l)	28	36

Series 2656, Class AC, 6.00%, 8/15/2033	99	118

Series 2733, Class SB, IF, 7.91%, 10/15/2033 (l)	278	321

Series 3005, Class PV, IF, 12.55%, 10/15/2033 (l)	4	4

Series 2699, Class W, 5.50%, 11/15/2033	217	253

Series 2990, Class SL, HB, IF, 24.08%, 6/15/2034 (l)	18	22

Series 3611, PO, 7/15/2034	54	51

Series 2845, Class QH, 5.00%, 8/15/2034	171	194

Series 2864, Class NS, IF, IO, 6.97%, 9/15/2034 (l)	18	—	(c)

Series 2912, Class EH, 5.50%, 1/15/2035	809	943

Series 4710, Class UV, 4.00%, 2/15/2035	2,000	2,055

Series 3059, Class B, 5.00%, 2/15/2035	5	5

Series 2980, Class QB, 6.50%, 5/15/2035	24	29

Series 3031, Class BN, HB, IF, 21.44%, 8/15/2035 (l)	263	413

Series 3117, Class EO, PO, 2/15/2036	106	98

Series 3134, PO, 3/15/2036	31	30

Series 3152, Class MO, PO, 3/15/2036	210	196

Series 3184, Class YO, PO, 3/15/2036	382	342

Series 3138, PO, 4/15/2036	32	29

Series 3187, Class Z, 5.00%, 7/15/2036	949	1,074

Series 3542, Class TN, IF, 6.00%, 7/15/2036 (l)	19	22

Series 3201, Class IN, IF, IO, 6.12%, 8/15/2036 (l)	159	23

Series 3202, Class HI, IF, IO, 6.54%, 8/15/2036 (l)	750	159

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	137

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3855, Class AM, 6.50%, 11/15/2036	176	203

Series 3274, Class B, 6.00%, 2/15/2037	75	85

Series 3292, Class DO, PO, 3/15/2037	55	51

Series 3306, Class TC, IF, 2.32%, 4/15/2037 (l)	17	18

Series 3306, Class TB, IF, 2.86%, 4/15/2037 (l)	20	21

Series 3305, Class IW, IF, IO, 6.34%, 4/15/2037 (l)	272	27

Series 3331, PO, 6/15/2037	42	39

Series 3605, Class NC, 5.50%, 6/15/2037	569	655

Series 3383, Class OP, PO, 11/15/2037	77	71

Series 3409, Class DB, 6.00%, 1/15/2038	409	475

Series 3546, Class A, 2.19%, 2/15/2039 (l)	66	69

Series 3531, Class SM, IF, IO, 5.99%, 5/15/2039 (l)	25	4

Series 3572, Class JS, IF, IO, 6.69%, 9/15/2039 (l)	94	15

Series 3592, Class BZ, 5.00%, 10/15/2039	2,350	2,659

Series 3610, Class CA, 4.50%, 12/15/2039	209	233

Series 3609, Class SA, IF, IO, 6.23%, 12/15/2039 (l)	500	81

Series 3653, Class HJ, 5.00%, 4/15/2040	109	124

Series 3677, Class PB, 4.50%, 5/15/2040	1,728	1,882

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (l)	203	217

Series 4796, Class CZ, 4.00%, 5/15/2048	17,143	18,747

Series 4807, Class EZ, 4.00%, 7/15/2048	3,924	4,269

Series 4822, Class ZB, 4.00%, 7/15/2048	5,856	6,305

Series 4830, Class WZ, 4.00%, 9/15/2048	17,062	18,549

FHLMC, STRIPS

Series 186, PO, 8/1/2027	103	102

Series 262, Class 35, 3.50%, 7/15/2042	3,206	3,452

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 279, Class 35, 3.50%, 9/15/2042	985	1,057

Series 323, Class 300, 3.00%, 1/15/2044	3,989	4,191

Series 334, Class 300, 3.00%, 8/15/2044	3,249	3,423

FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 1.71%, 10/25/2037 (l)	315	320

First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 2.28%, 9/25/2034 (l)	111	110

First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 3.14%, 12/25/2034 (l)	91	94

FMC GMSR Issuer Trust Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (l)	15,000	15,017

FNMA Trust, Whole Loan

Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	11	13

Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	120	138

Series 2004-W2, Class 1A, 6.00%, 2/25/2044	171	195

Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	281	323

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	47	55

Series 2004-W8, Class 3A, 7.50%, 6/25/2044	116	139

Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	196	225

FNMA, Grantor Trust, Whole Loan

Series 2001-T12, IO, 0.50%, 8/25/2041 (l)	11,627	150

Series 2002-T4, IO, 0.40%, 12/25/2041 (l)	24,484	179

Series 2002-T4, Class A2, 7.00%, 12/25/2041	284	335

Series 2002-T4, Class A4, 9.50%, 12/25/2041	471	577

Series 2002-T19, Class A1, 6.50%, 7/25/2042	407	488

Series 2002-T16, Class A2, 7.00%, 7/25/2042	460	554

Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	168	201

Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	183	215

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	191		221

Series 2004-T3, Class 14, IO, 0.59%, 2/25/2044 (l)	3,654		36

FNMA, REMIC

Series G-29, Class O, 8.50%, 9/25/2021	—	(c)	—	(c)

Series 1991-141, Class PZ, 8.00%, 10/25/2021	1		1

Series 1992-31, Class M, 7.75%, 3/25/2022	1		1

Series G92-30, Class Z, 7.00%, 6/25/2022	—	(c)	—	(c)

Series 1992-101, Class J, 7.50%, 6/25/2022	2		2

Series 1992-79, Class Z, 9.00%, 6/25/2022	1		1

Series G92-62, Class B, PO, 10/25/2022	1		1

Series 1995-4, Class Z, 7.50%, 10/25/2022	18		19

Series 1992-200, Class SK, HB, IF, 24.72%, 11/25/2022 (l)	18		19

Series 1997-37, Class SM, IF, IO, 7.88%, 12/25/2022 (l)	4		—	(c)

Series 2003-17, Class EQ, 5.50%, 3/25/2023	73		75

Series 1993-23, Class PZ, 7.50%, 3/25/2023	2		2

Series 1993-56, Class PZ, 7.00%, 5/25/2023	14		14

Series 1993-60, Class Z, 7.00%, 5/25/2023	7		8

Series 1993-79, Class PL, 7.00%, 6/25/2023	10		11

Series 1993-141, Class Z, 7.00%, 8/25/2023	27		28

Series 1993-149, Class M, 7.00%, 8/25/2023	13		14

Series 1993-205, Class H, PO, 9/25/2023	—	(c)	—	(c)

Series 1993-160, Class ZA, 6.50%, 9/25/2023	21		22

Series 1993-165, Class SA, IF, 19.58%, 9/25/2023 (l)	5		6

Series 1995-19, Class Z, 6.50%, 11/25/2023	106		114

Series 1993-255, Class E, 7.10%, 12/25/2023	5		5

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1993-247, Class SM, HB, IF, 28.79%, 12/25/2023 (l)	4		5

Series 1994-29, Class Z, 6.50%, 2/25/2024	51		55

Series 1994-65, Class PK, PO, 4/25/2024	8		8

Series 2009-23, Class MI, IO, 4.50%, 4/25/2024	—	(c)	—	(c)

Series 1997-20, Class D, 7.00%, 3/17/2027	58		64

Series 1997-11, Class E, 7.00%, 3/18/2027	14		16

Series 1997-27, Class J, 7.50%, 4/18/2027	7		9

Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	1,401		83

Series 1997-42, Class EG, 8.00%, 7/18/2027	90		102

Series 1997-63, Class ZA, 6.50%, 9/18/2027	56		63

Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	5,177		253

Series 1998-66, Class FB, 0.47%, 12/25/2028 (l)	31		31

Series 1999-47, Class JZ, 8.00%, 9/18/2029	174		202

Series 2000-8, Class Z, 7.50%, 2/20/2030	86		99

Series 2001-36, Class ST, IF, IO, 8.38%, 11/25/2030 (l)	107		18

Series 2001-14, Class Z, 6.00%, 5/25/2031	68		76

Series 2001-16, Class Z, 6.00%, 5/25/2031	96		110

Series 2001-72, Class SB, IF, IO, 7.38%, 12/25/2031 (l)	252		36

Series 2001-81, Class HE, 6.50%, 1/25/2032	473		560

Series 2002-19, Class SC, IF, 13.99%, 3/17/2032 (l)	36		44

Series 2002-56, Class PE, 6.00%, 9/25/2032	527		613

Series 2002-86, Class PG, 6.00%, 12/25/2032	410		485

Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	4,446		495

Series 2003-25, Class KP, 5.00%, 4/25/2033	1,235		1,403

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	139

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-22, Class Z, 6.00%, 4/25/2033	253	294

Series 2003-47, Class PE, 5.75%, 6/25/2033	321	365

Series 2003-64, Class SX, IF, 13.44%, 7/25/2033 (l)	23	30

Series 2003-91, Class SD, IF, 12.30%, 9/25/2033 (l)	6	7

Series 2003-130, Class HZ, 6.00%, 1/25/2034	9,139	10,557

Series 2004-72, Class F, 0.62%, 9/25/2034 (l)	97	98

Series 2005-19, Class PB, 5.50%, 3/25/2035	2,486	2,844

Series 2005-42, Class PS, IF, 16.71%, 5/25/2035 (l)	6	8

Series 2005-51, Class MO, PO, 6/25/2035	16	13

Series 2005-53, Class CS, IF, IO, 6.58%, 6/25/2035 (l)	449	46

Series 2005-65, Class KO, PO, 8/25/2035	69	64

Series 2005-72, Class WS, IF, IO, 6.63%, 8/25/2035 (l)	191	28

Series 2005-84, Class XM, 5.75%, 10/25/2035	95	108

Series 2005-90, Class ES, IF, 16.58%, 10/25/2035 (l)	43	60

Series 2005-106, Class US, HB, IF, 24.14%, 11/25/2035 (l)	42	61

Series 2006-9, Class KZ, 6.00%, 3/25/2036	217	251

Series 2006-22, Class AO, PO, 4/25/2036	127	119

Series 2006-27, Class OB, PO, 4/25/2036	870	788

Series 2006-27, Class OH, PO, 4/25/2036	42	40

Series 2006-20, Class IB, IF, IO, 6.47%, 4/25/2036 (l)	214	37

Series 2011-19, Class ZY, 6.50%, 7/25/2036	194	232

Series 2006-77, Class PC, 6.50%, 8/25/2036	194	224

Series 2006-110, PO, 11/25/2036	118	110

Series 2006-128, PO, 1/25/2037	109	101

Series 2007-10, Class Z, 6.00%, 2/25/2037	38	45

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-22, Class SC, IF, IO, 5.96%, 3/25/2037 (l)	34	1

Series 2008-93, Class AM, 5.50%, 6/25/2037	39	41

Series 2007-54, Class IB, IF, IO, 6.29%, 6/25/2037 (l)	3,656	735

Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	14	1

Series 2007-109, Class YI, IF, IO, 6.33%, 12/25/2037 (l)	1,929	391

Series 2008-91, Class SI, IF, IO, 5.88%, 3/25/2038 (l)	548	65

Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (l)	733	131

Series 2011-22, Class MA, 6.50%, 4/25/2038	15	15

Series 2008-62, Class SM, IF, IO, 6.08%, 7/25/2038 (l)	638	90

Series 2009-29, Class LA, 1.41%, 5/25/2039 (l)	308	304

Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	242	37

Series 2009-112, Class ST, IF, IO, 6.13%, 1/25/2040 (l)	402	76

Series 2009-112, Class SW, IF, IO, 6.13%, 1/25/2040 (l)	264	36

Series 2010-10, Class NT, 5.00%, 2/25/2040	904	1,020

Series 2010-49, Class SC, IF, 12.42%, 3/25/2040 (l)	169	214

Series 2010-35, Class SB, IF, IO, 6.30%, 4/25/2040 (l)	457	74

Series 2010-129, Class PZ, 4.50%, 11/25/2040	3,442	3,521

Series 2011-126, Class KB, 4.00%, 12/25/2041	11,439	12,750

Series 2016-33, Class JA, 3.00%, 7/25/2045	14,007	14,858

Series 2016-38, Class NA, 3.00%, 1/25/2046	10,223	10,930

Series 2007-71, Class GZ, 6.00%, 7/25/2047	143	157

Series 2019-20, Class H, 3.50%, 5/25/2049	14,678	15,576

FNMA, REMIC Trust, Whole Loan

Series 2002-W7, Class 1, IO, 0.91%, 6/25/2029 (l)	4,353	91

Series 2001-W3, Class A, 7.00%, 9/25/2041 (l)	188	211

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2002-W10, IO, 0.91%, 8/25/2042 (l)	2,179	42

Series 2003-W4, Class 2A, 5.74%, 10/25/2042 (l)	82	94

Series 2004-W11, Class 11, IO, 0.35%, 5/25/2044 (l)	10,844	112

FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	427	449

FNMA, STRIPS

Series 203, Class 2, IO, 8.00%, 2/25/2023	173	10

Series 266, Class 2, IO, 7.50%, 8/25/2024	39	3

Series 313, Class 1, PO, 6/25/2031	463	430

Series 380, Class S36, IF, IO, 7.78%, 7/25/2037 (l)	128	22

Series 383, Class 68, IO, 6.50%, 9/25/2037	74	14

Series 383, Class 86, IO, 7.00%, 9/25/2037 (l)	44	9

Series 383, Class 69, IO, 6.50%, 10/25/2037 (l)	109	21

FTF 8.00%, 8/15/2024	13,500	7,256

GMACM Mortgage Loan Trust

Series 2003-J10, Class A1, 4.75%, 1/25/2019	13	13

Series 2005-AR3, Class 3A4, 3.48%, 6/19/2035 (l)	55	54

GNMA

Series 2014-60, Class W, 4.21%, 2/20/2029 (l)	890	939

Series 2002-13, Class QA, IF, IO, 7.94%, 2/16/2032 (l)	261	1

Series 2002-84, Class PH, 6.00%, 11/16/2032	431	431

Series 2008-29, PO, 2/17/2033	2	2

Series 2003-18, Class PG, 5.50%, 3/20/2033	472	512

Series 2003-52, Class SB, IF, 11.36%, 6/16/2033 (l)	50	58

Series 2003-101, Class SK, IF, IO, 6.45%, 10/17/2033 (l)	811	27

Series 2004-2, Class SA, HB, IF, 20.08%, 1/16/2034 (l)	218	291

Series 2004-19, Class KE, 5.00%, 3/16/2034	1,860	2,070

Series 2004-73, Class AE, IF, 14.63%, 8/17/2034 (l)	2	2

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-86, Class SP, IF, IO, 5.99%, 9/20/2034 (l)	356	35

Series 2004-90, Class SI, IF, IO, 5.99%, 10/20/2034 (l)	338	55

Series 2010-31, Class SK, IF, IO, 5.99%, 11/20/2034 (l)	217	26

Series 2004-105, Class SN, IF, IO, 5.99%, 12/20/2034 (l)	756	75

Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	52	9

Series 2006-26, Class S, IF, IO, 6.39%, 6/20/2036 (l)	522	77

Series 2006-33, Class PK, 6.00%, 7/20/2036	175	201

Series 2009-81, Class A, 5.75%, 9/20/2036	106	121

Series 2007-7, Class EI, IF, IO, 6.09%, 2/20/2037 (l)	847	131

Series 2007-9, Class CI, IF, IO, 6.09%, 3/20/2037 (l)	464	75

Series 2007-17, Class JO, PO, 4/16/2037	57	52

Series 2007-22, Class PK, 5.50%, 4/20/2037	844	962

Series 2007-16, Class KU, IF, IO, 6.54%, 4/20/2037 (l)	574	100

Series 2007-26, Class SC, IF, IO, 6.09%, 5/20/2037 (l)	168	28

Series 2007-24, Class SA, IF, IO, 6.40%, 5/20/2037 (l)	801	150

Series 2009-16, Class SJ, IF, IO, 6.69%, 5/20/2037 (l)	785	117

Series 2008-34, Class OC, PO, 6/20/2037	171	161

Series 2009-106, Class XL, IF, IO, 6.64%, 6/20/2037 (l)	288	53

Series 2009-79, Class OK, PO, 11/16/2037	118	112

Series 2007-67, Class SI, IF, IO, 6.40%, 11/20/2037 (l)	157	30

Series 2008-40, Class SA, IF, IO, 6.29%, 5/16/2038 (l)	610	113

Series 2008-40, Class PS, IF, IO, 6.39%, 5/16/2038 (l)	267	39

Series 2009-77, Class CS, IF, IO, 6.89%, 6/16/2038 (l)	138	5

Series 2008-49, Class PH, 5.25%, 6/20/2038	849	952

Series 2008-55, Class PL, 5.50%, 6/20/2038	759	855

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	141

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2008-50, Class SA, IF, IO, 6.12%, 6/20/2038 (l)	1,205	171

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	326	49

Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	293	26

Series 2009-72, Class SM, IF, IO, 6.14%, 8/16/2039 (l)	304	48

Series 2010-157, Class OP, PO, 12/20/2040	274	251

Series 2015-157, Class GA, 3.00%, 1/20/2045	638	674

Series 2012-H11, Class FA, 0.84%, 2/20/2062 (l)	4,951	4,980

Series 2012-H18, Class FA, 0.69%, 8/20/2062 (l)	1,185	1,189

Series 2013-H04, Class BA, 1.65%, 2/20/2063	200	201

Series 2013-H20, Class FB, 1.14%, 8/20/2063 (l)	4,758	4,799

Series 2013-H23, Class FA, 1.44%, 9/20/2063 (l)	6,120	6,210

Series 2015-H02, Class HA, 2.50%, 1/20/2065	3,313	3,368

Series 2015-H04, Class FL, 0.61%, 2/20/2065 (l)	6,835	6,848

Series 2015-H23, Class FB, 0.66%, 9/20/2065 (l)	6,348	6,373

Series 2015-H32, Class FH, 0.80%, 12/20/2065 (l)	5,655	5,705

Series 2016-H16, Class FD, 1.02%, 6/20/2066 (l)	9,399	9,401

Series 2016-H17, Class FC, 0.97%, 8/20/2066 (l)	5,861	5,950

Series 2016-H23, Class F, 0.89%, 10/20/2066 (l)	15,780	15,970

Series 2017-H08, Class XI, IO, 2.12%, 3/20/2067 (l)	20,373	2,001

Series 2017-H11, Class XI, IO, 2.27%, 5/20/2067 (l)	53,607	4,867

Series 2017-H14, Class XI, IO, 1.80%, 6/20/2067 (l)	20,228	1,568

Series 2017-H14, Class AI, IO, 2.19%, 6/20/2067 (l)	29,373	2,888

Series 2017-H23, Class FA, 0.62%, 10/20/2067 (l)	26,963	27,035

Series 2019-H09, Class FA, 0.64%, 5/20/2069 (l)	19,691	19,741

Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	11,577	11,537

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GSR Mortgage Loan Trust

Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	66	68

Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	105	109

Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	108	116

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	46	48

Series 2005-5F, Class 8A1, 0.62%, 6/25/2035 (l)	16	15

Series 2005-5F, Class 8A3, 0.62%, 6/25/2035 (l)	9	9

Series 2007-2F, Class 2A7, 5.75%, 2/25/2037	18	48

Headlands Residential LLC

Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (h)	15,000	15,092

Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (h)	11,950	12,048

Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	26,750	26,750

Impac CMB Trust

Series 2004-10, Class 3A1, 0.82%, 3/25/2035 (l)	443	442

Series 2004-10, Class 3A2, 0.92%, 3/25/2035 (l)	276	259

Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	6	6

JPMorgan Mortgage Trust

Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	35	35

Series 2006-A2, Class 5A3, 2.54%, 11/25/2033 (l)	91	95

Series 2006-A2, Class 4A1, 3.06%, 8/25/2034 (l)	125	131

Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	18	19

Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	358	361

Series 2007-A1, Class 5A2, 2.58%, 7/25/2035 (l)	37	38

LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	10,520	10,635

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 3.00%, 4/21/2034 (l)	30	31

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	11		11

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1		1

Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	(c)	—	(c)

Series 2003-7, Class 4A3, 8.00%, 11/25/2033	—	(c)	—	(c)

Series 2003-8, Class 3A1, 5.50%, 12/25/2033	13		14

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	315		331

Series 2004-6, Class 6A1, 6.50%, 7/25/2034	367		392

Series 2004-7, Class 30, PO, 8/25/2034 ‡	28		24

Series 2004-7, Class 3A1, 6.50%, 8/25/2034	24		25

MASTR Asset Securitization Trust

Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(c)	—	(c)

Series 2004-6, Class 3A1, 5.25%, 7/25/2019	—	(c)	—	(c)

Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	40		40

MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	18		15

Merrill Lynch Mortgage Investors Trust

Series 2004-C, Class A2, 0.86%, 7/25/2029 (l)	87		86

Series 2004-D, Class A3, 2.00%, 9/25/2029 (l)	71		71

Morgan Stanley Mortgage Loan Trust

Series 2004-3, Class 4A, 5.62%, 4/25/2034 (l)	199		213

Series 2004-7AR, Class 2A6, 2.65%, 9/25/2034 (l)	70		71

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (l)	109		108

New Residential Mortgage Loan Trust Series 2020-RPL2, Class A1, 3.58%, 8/25/2025 (a) (l)	8,690		8,869

P — stlb 9.25%, 10/11/2026 ‡	18,500		18,500

PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	42		44

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	84	86

RALI Trust

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	2	2

Series 2004-QS3, Class CB, 5.00%, 3/25/2019	1	1

Series 2005-QS5, Class A4, 5.75%, 4/25/2035	1,354	1,305

Residential Asset Securitization Trust

Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8

Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	109	87

RFMSI Trust Series 2005-SA4, Class 1A1, 2.95%, 9/25/2035 (l)	47	42

RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (h)	29,681	29,054

SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	18	18

SART

4.75%, 7/15/2024	14,186	14,355

4.76%, 6/15/2025	20,116	20,518

Seasoned Credit Risk Transfer Trust Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	19,689	21,685

Sequoia Mortgage Trust Series 2004-8, Class A2, 0.94%, 9/20/2034 (l)	299	304

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 2.72%, 10/25/2034 (l)	125	131

Structured Asset Securities Corp.

Series 2003-37A, Class 2A, 2.41%, 12/25/2033 (l)	82	82

Series 2003-37A, Class 1A, 2.88%, 12/25/2033 (l)	694	712

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5, 2.40%, 9/25/2033 (l)	553	567

Vendee Mortgage Trust

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	196	220

Series 1998-1, Class 2E, 7.00%, 3/15/2028	598	668

Series 1999-1, Class 2Z, 6.50%, 1/15/2029	84	94

Vericrest Opportunity Loan Transferee Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (h)	15,000	15,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	143

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

VOLT PT 7/27/2023 ‡	29,126	28,329

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (h)	29,019	29,011

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR8, Class A, 2.92%, 8/25/2033 (l)	104	108

Series 2003-AR9, Class 1A6, 2.79%, 9/25/2033 (l)	77	78

Series 2004-AR3, Class A1, 3.62%, 6/25/2034 (l)	30	30

Series 2004-AR3, Class A2, 3.62%, 6/25/2034 (l)	272	280

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	268	276

Series 2004-AR11, Class A, 2.81%, 10/25/2034 (l)	275	284

Series 2005-AR2, Class 2A21, 0.78%, 1/25/2045 (l)	39	39

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	413	393

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	235	249

Wells Fargo Mortgage-Backed Securities Trust

Series 2004-K, Class 1A2, 2.99%, 7/25/2034 (l)	92	91

Series 2004-U, Class A1, 3.27%, 10/25/2034 (l)	170	169

Total Collateralized Mortgage Obligations (Cost $710,438)		712,798

Foreign Government Securities — 1.0%

Arab Republic of Egypt (Egypt)

3.88%, 2/16/2026 (a)	5,702	5,560

7.50%, 1/31/2027 (g)	3,300	3,705

7.05%, 1/15/2032 (a)	2,300	2,384

8.15%, 11/20/2059 (a)	2,900	2,881

Bermuda Government Bond (Bermuda) 4.75%, 2/15/2029 (a)	2,420	2,893

Dominican Republic Government Bond (Dominican Republic)

5.95%, 1/25/2027 (g)	2,500	2,794

4.88%, 9/23/2032 (a)	1,310	1,328

5.30%, 1/21/2041 (a)	5,891	5,762

5.88%, 1/30/2060 (a)	3,545	3,430

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Federal Republic of Nigeria (Nigeria)

6.50%, 11/28/2027 (g)	6,550	6,996

7.14%, 2/23/2030 (g)	2,700	2,850

8.75%, 1/21/2031 (g)	3,800	4,365

Kingdom of Bahrain (Bahrain)

7.00%, 10/12/2028 (g)	2,500	2,827

7.38%, 5/14/2030 (g)	1,400	1,589

5.45%, 9/16/2032 (a)	1,677	1,667

6.00%, 9/19/2044 (g)	1,447	1,385

Kingdom of Saudi Arabia (Saudi Arabia) 5.00%, 4/17/2049 (g)	1,850	2,227

Notas del Tesoro (Panama) 3.75%, 4/17/2026	2,070	2,263

Province of Alberta (Canada) 3.30%, 3/15/2028	24,500	27,512

Province of Manitoba (Canada) 2.13%, 6/22/2026	1,250	1,320

Province of Quebec (Canada)

7.13%, 2/9/2024	2,220	2,640

6.35%, 1/30/2026	300	372

Republic of Belarus (Belarus)

6.88%, 2/28/2023 (g)	1,400	1,446

6.38%, 2/24/2031 (a)	2,430	2,378

Republic of Colombia (Colombia)

10.38%, 1/28/2033	370	584

5.00%, 6/15/2045	1,450	1,561

Republic of Cote d’Ivoire (Ivory Coast)

5.75%, 12/31/2032 (g) (h)	1,414	1,413

6.13%, 6/15/2033 (g)	866	933

6.88%, 10/17/2040 (g)	EUR 3,400	4,457

Republic of El Salvador (El Salvador) 7.12%, 1/20/2050 (g)	2,965	2,743

Republic of Ghana (Ghana)

7.63%, 5/16/2029 (g)	2,430	2,533

8.63%, 6/16/2049 (g)	2,600	2,512

Republic of Kenya (Kenya)

8.00%, 5/22/2032 (g)	5,300	5,949

8.25%, 2/28/2048 (g)	1,500	1,655

Republic of Paraguay (Paraguay)

5.00%, 4/15/2026 (g)	1,500	1,683

5.60%, 3/13/2048 (g)	2,489	2,885

5.40%, 3/30/2050 (g)	7,500	8,592

Republic of Senegal (Senegal) 6.75%, 3/13/2048 (g)	3,800	3,874

Republic of South Africa (South Africa) 4.30%, 10/12/2028	2,442	2,417

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

Republic of Turkey (Turkey) 4.88%, 4/16/2043	3,600	2,908

Romania Government Bond (Romania) 3.00%, 2/14/2031 (a)	1,700	1,720

Sultanate of Oman Government Bond (Oman)

5.63%, 1/17/2028 (g)	2,850	2,935

6.25%, 1/25/2031 (a)	1,193	1,253

Ukraine Government Bond (Ukraine)

7.75%, 9/1/2023 (g)	4,935	5,317

7.75%, 9/1/2025 (g)	1,910	2,070

United Mexican States (Mexico)

3.75%, 1/11/2028	376	406

5.00%, 4/27/2051	2,420	2,620

Total Foreign Government Securities (Cost $152,241)		155,594

U.S. Government Agency Securities — 0.9%

FHLB

3.13%, 12/12/2025	12,000	13,389

3.32%, 11/13/2035	19,000	22,829

5.63%, 3/14/2036	10,800	16,170

FHLMC DN, 3.81%, 3/15/2031 (n)	14,976	12,663

FNMA 5.63%, 7/15/2037	1,500	2,272

Resolution Funding Corp. STRIPS

DN, 3.56%, 4/15/2030 (n)	43,000	36,957

3.62%, 4/15/2030 (n)	20,500	17,619

Tennessee Valley Authority 5.88%, 4/1/2036	9,804	14,517

Total U.S. Government Agency Securities (Cost $115,348)		136,416

Loan Assignments — 0.3% (o)

Chemicals — 0.0% (i)

Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 2.00%, 6/1/2024 (d)	1,161	1,158

Construction & Engineering — 0.0% (i)

Thor, Inc. 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025 ‡ (d)	4,601	4,532

Containers & Packaging — 0.1%

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.44%, 4/3/2024 (d)	5,520	5,422

Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.75%, 8/4/2027 (d)	3,478	3,481

		8,903

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Financial Services — 0.0% (i)

Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (d)	5,620	5,641

Diversified Telecommunication Services — 0.0% (i)

Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (d)	1,517	1,516

Electrical Equipment — 0.0% (i)

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 3/2/2027 (d)	3,217	3,220

Food & Staples Retailing — 0.0% (i)

Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 4/1/2024 ‡ (d)	276	295

Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024 (d)	1,468	1,252

		1,547

Internet & Direct Marketing Retail — 0.0% (i)

GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 10/10/2025 (d)	3,541	3,534

Leisure Products — 0.0% (i)

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (b) (d)	190	95

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2049 (b) (d)	772	—	(c)

		95

Machinery — 0.0% (i)

Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (d)	3,550	3,560

Media — 0.0% (i)

Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 1/31/2025 (d)	1,866	1,856

Personal Products — 0.1%

Nestle Skin Health SA, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 10/1/2026 (d)	6,274	6,295

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	145

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Pharmaceuticals — 0.0% (i)

Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 5.50%), 6.50%, 9/6/2024 (d)	611	610

Software — 0.1%

Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (d)	3,192	3,197

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/25/2027 (d)	3,242	3,234

		6,431

Specialty Retail — 0.0% (i)

AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027 (d)	3,192	3,203

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.61%, 12/18/2026 (d) (p)	1,525	1,441

		4,644

Total Loan Assignments (Cost $52,370)		53,542

Municipal Bonds — 0.2% (q)

California — 0.1%

Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	319

City of Los Angeles Department of Airports, International Airport Series 2009C, Rev., 6.58%, 5/15/2039	1,000	1,336

Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	1,892

State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980	3,137

University of California, Taxable Series AD, Rev., 4.86%, 5/15/2112	774	1,034

Total California		7,718

Colorado — 0.0% (i)

Colorado Health Facilities Authority, Covenant Living Communities and Services

Rev., 2.80%, 12/1/2026	1,400	1,442

Rev., 3.36%, 12/1/2030	2,350	2,450

Total Colorado		3,892

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — 0.0% (i)

District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	470

Missouri — 0.0% (i)

Health and Educational Facilities Authority of the State of Missouri, Taxable Educational Facilities, The Washington University Series 2020A, Rev., 3.23%, 5/15/2050	3,000	3,303

New York — 0.0% (i)

New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, General Purpose

Series 2010H, Rev., 5.29%, 3/15/2033	560	693

Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,554

Port Authority of New York and New Jersey, Consolidated

Series 164, Rev., 5.65%, 11/1/2040	1,450	2,015

Series 165, Rev., 5.65%, 11/1/2040	155	215

Series 174, Rev., 4.46%, 10/1/2062	740	949

Total New York		5,426

Ohio — 0.1%

American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,662

Ohio State University (The), General Receipts

Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	2,068

Rev., 5.59%, 12/1/2114	2,000	2,660

Total Ohio		6,390

Total Municipal Bonds (Cost $22,961)		27,199

	SHARES (000)
Common Stocks — 0.1%

Aerospace & Defense — 0.0% (i)

Remington Outdoor Co., Inc. * ‡	15	—	(c)

Communications Equipment — 0.0% (i)

Goodman Networks, Inc. * ‡	39	—	(c)

Diversified Financial Services — 0.0% (i)

ACC Claims Holdings LLC * ‡ (r)	1,551	6

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Energy Equipment & Services — 0.0% (i)

Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	34	—	(c)

Food & Staples Retailing — 0.0% (i)

Moran Foods Backstop Equity * ‡	61	350

Independent Power and Renewable Electricity Producers — 0.0% (i)

Vistra Corp.	3	45

Internet & Direct Marketing Retail — 0.0% (i)

MYT Holding Co. * ‡	935	5,563

Media — 0.0% (i)

Clear Channel Outdoor Holdings, Inc. *	502	864

iHeartMedia, Inc. *	112	1,571

iHeartMedia, Inc., Class A *	15	209

		2,644

Multiline Retail — 0.0% (i)

Neiman Marcus Group Restricted Equity *	2	101

Oil, Gas & Consumable Fuels — 0.1%

Chesapeake Energy Corp. *	6	247

EP Energy Corp. *	75	4,200

Oasis Petroleum, Inc. *	20	1,157

Penn Virginia Corp. *	22	321

		5,925

Pharmaceuticals — 0.0% (i)

Advanz Pharma Corp. Ltd. (Canada) *	297	4,970

Professional Services — 0.0% (i)

NMG, Inc.*	9	565

Specialty Retail — 0.0% (i)

Claire’s Stores, Inc. * ‡	2	408

Total Common Stocks (Cost $13,216)		20,577

Preferred Stocks — 0.0% (i)

Automobiles — 0.0% (i)

General Motors Co. 7.38%, 10/1/2051 ‡	1	—

General Motors Corp. — Automotive Division

7.25%, 4/15/2041 ‡	21	—	(c)

7.38%, 5/15/2048 ‡	55	—	(c)

7.25%, 2/15/2052 ‡	42	—	(c)

Motors Liquidation Co. 7/15/2041 ‡	1	—	(c)

Communications Equipment — 0.0% (i)

Goodman Networks, Inc. * ‡	46	1

INVESTMENTS	SHARES (000)	VALUE ($000)

Internet & Direct Marketing Retail — 0.0% (i)

MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,441	3,224

Total Preferred Stocks (Cost $2,501)		3,225

Convertible Preferred Stocks — 0.0% (i)

Automobiles — 0.0% (i)

General Motors Co. 5.25%, 3/6/2032 ‡	120	—	(c)

General Motors Corp. — Automotive Division 1.50%, 7/15/2033 ‡	385	—	(c)

		—	(c)

Specialty Retail — 0.0% (i)

Claire’s Stores, Inc. * ‡	1	2,575

Total Convertible Preferred Stocks (Cost $552)		2,575

	NO. OF WARRANTS (000)
Warrants — 0.0% (i)

Diversified Telecommunication Services — 0.0% (i)

Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡	6	80

Media — 0.0% (i)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	33	—	(c)

Oil, Gas & Consumable Fuels — 0.0% (i)

Chesapeake Energy Corp.

expiring 2/9/2026, price 27.63 USD *	17	377

expiring 2/9/2026, price 32.13 USD *	19	363

expiring 2/9/2026, price 36.18 USD *	11	184

		924

Total Warrants (Cost $—)		1,004

	NO. OF RIGHTS (000)
Rights — 0.0% (i)

Independent Power and Renewable Electricity Producers — 0.0% (i)

Vistra Corp., expiring 12/31/2049 * ‡ (Cost $—)	103	121

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	147

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 9.3%

Investment Companies — 9.3%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (s) (t) (Cost $1,467,645)	1,467,092	1,467,826

Investment of Cash Collateral from Securities Loaned — 0.0% (i)

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.14% (s) (t)	120	120

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (s) (t)	371	371

Total Investment of Cash Collateral from Securities Loaned (Cost $491)		491

Total Short-Term Investments (Cost $1,468,136)		1,468,317

Total Investments — 102.5% (Cost $15,690,779)		16,222,221
Liabilities in Excess of Other Assets — (2.5)%		(390,095)

NET ASSETS — 100.0%		15,832,126

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2021.
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global medium term note
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SPC	Special purpose company
STRIPS

Separate Trading of Registered Interest and Principal of

Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Amount rounds to less than one thousand.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2021.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(i)	Amount rounds to less than 0.1% of net assets.
(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)	The rate shown is the effective yield as of February 28, 2021.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 is $2.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of February 28, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of February 28, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

U.S. Treasury 2 Year Note	3,833	06/2021	USD	846,584	(307)
U.S. Treasury 5 Year Note	1,368	06/2021	USD	169,974	(900)

U.S. Treasury Ultra Bond	1,512	06/2021	USD	289,832	2,880

					1,673

Short Contracts

U.S. Treasury 5 Year Note	(364)	06/2021	USD	(45,227)	235

U.S. Treasury 10 Year Note	(2,310)	06/2021	USD	(307,555)	2,702

U.S. Treasury 10 Year Ultra Note	(1,492)	06/2021	USD	(221,049)	860

U.S. Treasury Long Bond	(996)	06/2021	USD	(159,983)	192

					3,989

					5,662

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	149

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

Abbreviations
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of February 28, 2021 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CLP	34,984,707	USD	47,592	Goldman Sachs International **	3/15/2021	750
USD	23,613	BRL	128,893	Citibank, NA **	3/15/2021	626
USD	13,757	EUR	11,350	TD Bank Financial Group	3/15/2021	58
USD	25,022	ZAR	370,698	Goldman Sachs International	3/15/2021	567
USD	23,522	MXN	487,095	Goldman Sachs International	3/16/2021	277

Total unrealized appreciation						2,278

BRL	256,843	USD	47,914	BNP Paribas **	3/15/2021	(2,108)
CNY	306,779	USD	47,352	BNP Paribas **	3/15/2021	(99)
ZAR	714,952	USD	47,821	Citibank, NA	3/15/2021	(656)
MXN	969,739	USD	47,968	Barclays Bank plc	3/16/2021	(1,690)

Total unrealized depreciation						(4,553)

Net unrealized depreciation						(2,275)

Abbreviations

BRL	Brazilian Real
CLP	Chile Peso
CNY	China Yuan
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand
* *	Non-deliverable forward.

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — buy protection (a) as of February 28, 2021 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Federative Republic of Brazil, 4.25%, 1/07/2025	1.00	Quarterly	Barclays Bank plc	6/20/2024	1.52	USD 75,000	1,066	64	1,130

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of February 28, 2021 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	Upfront Payments (Receipts) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.EM.25-V2	1.00	Quarterly	6/20/2021	0.46	USD 50,000	252	(423)	(171)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of February 28, 2021 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets

OTC Credit default swap contracts outstanding — buy protection	1,066	1,130

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	151

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 88.1% (a)

Aerospace & Defense — 1.1%

MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.87%, 10/4/2024 (b)	1,913	1,894

Spirit AeroSystems, Inc. Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 1/15/2025 (b)	1,521	1,526

TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 2.36%, 12/9/2025 (b)	3,334	3,288

		6,708

Air Freight & Logistics — 0.2%

XPO Logistics, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.11%, 2/24/2025 (b)	1,348	1,348

Airlines — 0.7%

JetBlue Airways Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 6.25%, 6/17/2024 (b)	1,467	1,508

WestJet Airlines Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026 (b)	2,628	2,543

		4,051

Auto Components — 1.4%

Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 3 Month + 4.25%), 4.39%, 5/6/2024 (b)	2,604	2,611

Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 10/1/2025 (b)	3,448	3,379

Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 1/31/2028 (b)	2,076	2,077

		8,067

Building Products — 1.0%

Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.38%, 7/31/2026 (b)	1,227	1,227

American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027 (b)	3,155	3,153

Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.11%, 11/21/2024 (b)	1,832	1,826

		6,206

Chemicals — 3.8%

Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 2.00%, 6/1/2024 (b)	2,306	2,301

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued

Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 3/31/2027 (b)	3,737	3,737

Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.00%), 3.50%, 12/31/2027 (b)	2,898	2,891

INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026 (b)	2,272	2,283

INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 1/29/2026 (b) (c)	1,500	1,506

Momentive Performance Materials, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.37%, 5/15/2024 (b)	2,926	2,893

Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025 (b)	2,397	2,371

Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026 (b)	2,205	1,924

Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 9/6/2024 (b)	1,243	1,242

Tronox Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 3.18%, 9/23/2024 (b)	1,564	1,564

		22,712

Commercial Services & Supplies — 1.5%

Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026 (b)	3,000	3,010

Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026 (b)	5,747	5,750

		8,760

Communications Equipment — 1.9%

API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.62%, 10/1/2026 (b)	4,234	4,234

APi Group DE, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 10/1/2026 (b)	732	734

CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 4/6/2026 (b)	6,403	6,388

		11,356

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Construction & Engineering — 1.4%

Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.10%, 7/24/2026 (b)	2,996	3,000

Pike Corp., Delayed Draw Term Loan B

(ICE LIBOR USD 1 Month + 3.00%), 3.12%, 1/21/2028 (b)	1,414	1,414

(ICE LIBOR USD 3 Month + 3.25%), 3.25%, 1/21/2028 (b) (c)	1,071	1,070

Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.11%, 1/24/2027 (b) (c)	2,802	2,796

		8,280

Containers & Packaging — 3.4%

Altium Packaging LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 2/3/2028 (b) (c)	3,990	3,982

Berry Plastics Corp., 1st Lien Term Loan X (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 1/19/2024 (b)	1,674	1,673

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.44%, 4/3/2024 (b)	4,081	4,009

Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.75%, 8/4/2027 (b)	3,939	3,943

Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/5/2026 (b)	3,320	3,306

Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 2/5/2023 (b)	1,702	1,697

Ring Container Technologies Group LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 10/31/2024 (b)	1,758	1,742

		20,352

Diversified Consumer Services — 2.3%

Allied Universal Holdco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.36%, 7/10/2026 (b)	2,814	2,818

Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.50%, 5/13/2027 (b)	3,212	3,222

Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.37%, 8/24/2026 (b)	1,770	1,328

Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.96%, 8/3/2026 (b)	1,570	1,572

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Consumer Services — continued

St. George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.38%, 7/17/2025 (b)	4,785	4,758

		13,698

Diversified Financial Services — 2.5%

Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027 (b)	3,134	3,150

Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (b)	4,610	4,628

MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023 (b)	4,558	4,551

Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 3/21/2025 (b)	1,575	1,535

Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/17/2027 (b)	778	787

		14,651

Diversified Telecommunication Services — 5.6%

CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.36%, 3/15/2027 (b) (c)	3,679	3,663

Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (b)	6,495	6,491

Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 5/16/2024 (b) (c)	3,086	3,093

Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023 (b)	13,550	13,741

Iridium Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 11/4/2026 (b) (c)	2,095	2,104

Numericable US LLC, 1st Lien Term Loan B (France) (ICE LIBOR USD 1 Month + 3.69%), 3.80%, 1/31/2026 (b) (c)	4,092	4,078

		33,170

Electric Utilities — 2.6%

Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.50%), 4.50%, 12/10/2027 (b)	3,310	3,313

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	153

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Electric Utilities — continued

Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.75%, 2/16/2026 (b)	2,833	2,824

Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 12/13/2025 (b)	1,638	1,628

Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 12/15/2027 (b)	3,561	3,578

Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024 (b)	1,352	1,158

Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024 (b)	76	65

PG&E Corp., Exit Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.50%, 6/23/2025 (b)	3,111	3,119

		15,685

Electrical Equipment — 1.7%

Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025 (b)	5,555	5,540

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 3/2/2027 (b)	4,456	4,460

		10,000

Entertainment — 1.4%

Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.87%, 3/1/2025 (b)	2,643	2,634

Cineworld Finance US, Inc., 1st Lien Term Loan B

(3-MONTH FIXED + 7.00%), 7.00%, 5/23/2024 (b)	191	243

(ICE LIBOR USD 3 Month + 2.50%), 7.00%, 2/28/2025 (b)	1,641	1,418

Delta 2 SARL, 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024 (b)	2,466	2,451

NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 5/8/2025 (b)	1,387	1,359

		8,105

Equity Real Estate Investment Trusts (REITs) — 0.4%

ESH Hospitality, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.11%, 9/18/2026 (b)	29	28

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 12/20/2024 (b)	2,445	2,428

		2,456

Food & Staples Retailing — 1.6%

BJ’s Wholesale Club, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.11%, 2/3/2024 (b)	1,308	1,311

Moran Foods LLC, 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 7.00%), 8.00%, 4/1/2024 ‡ (b)	1,700	1,819

Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024 (b)	3,551	3,027

United Natural Foods, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 3.50%), 3.61%, 10/22/2025 (b)	1,760	1,764

Utz Quality Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 1/20/2027 (b)	1,775	1,783

		9,704

Food Products — 3.6%

Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024 (b)	2,125	2,138

B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 10/10/2026 (b) (c)	2,170	2,172

Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024 (b)	8,827	8,830

Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 3.80%, 5/23/2025 (b)	1,658	1,648

Hostess Brands LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 2 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 3.00%, 8/3/2025 (b)	3,299	3,292

JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.11%, 5/1/2026 (b)	2,003	1,998

Shearer’s Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 9/23/2027 (b)	1,606	1,613

		21,691

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Health Care Equipment & Supplies — 0.5%

Avantor Funding, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 11/8/2027 (b)	3,100	3,116

Health Care Providers & Services — 5.5%

Air Medical Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/2025 (b)	2,190	2,190

CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 6/7/2023 (b)	2,556	2,555

CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.36%, 8/31/2026 (b)	1,604	1,581

CVS Holdings I LP, Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.36%, 8/31/2026 (b)	402	397

Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 10/10/2025 (b)	3,205	2,750

Lifepoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 11/16/2025 (b)	2,319	2,320

Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 3/31/2027 (b)	1,425	1,426

PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/30/2027 (b)	2,140	2,146

Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3

(ICE LIBOR USD 1 Month + 4.00%), 4.25%, 2/14/2025 (b)	940	940

(ICE LIBOR USD 3 Month + 4.00%), 4.25%, 2/14/2025 (b)	930	930

PetVet Care Centers LLC, 1st Lien Term Loan

(ICE LIBOR USD 1 Month + 2.75%), 2.86%, 2/14/2025 (b)	2,014	1,992

(ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/14/2025 (b)	753	751

Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.87%, 6/27/2025 (b) (c)	1,500	1,493

Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024 (b)	2,395	2,234

Tivity Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 5.36%, 3/6/2026 (b)	822	818

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.13%, 6/26/2026 (b)	2,203	2,193

WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 1/8/2027 (b)	5,981	5,998

		32,714

Hotels, Restaurants & Leisure — 5.4%

1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 11/19/2026 (b)	2,087	2,065

Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 12/23/2024 (b)	2,084	2,064

CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 11/4/2025 (b)	2,095	2,104

CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024 (b)	3,829	3,795

Club Corp Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.00%, 9/18/2024 (b)	1,741	1,641

Enterprise Development Authority (The), 1st lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.00%, 2/18/2028 (b) (c)	2,675	2,688

Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 12/1/2023 (b)	3,299	3,225

Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 3.25%, 10/4/2023 (b)	1,965	1,946

IRB Holding Corp., 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025 (b)	3,892	3,911

(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027 (b)	1,320	1,325

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 8/14/2024 (b)	4,024	3,957

Stars Group Holdings BV, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 3 Month + 3.50%), 3.75%, 7/10/2025 (b)	934	937

Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 7/31/2026 (b)	1,343	1,342

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	155

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Hotels, Restaurants & Leisure — continued

Zaxby’s Operating Co., LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/28/2027 (b)	1,015	1,021

		32,021

Household Durables — 0.1%

MI Windows and Doors, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/18/2027 (b)	630	634

Independent Power and Renewable Electricity Producers — 0.6%

Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.11%, 1/15/2025 (b)	2,334	2,320

Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 8/28/2025 (b)	1,297	1,284

		3,604

Insurance — 1.7%

Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.36%, 7/31/2027 (b) (c)	1,120	1,116

Asurion LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 5.25%), 5.36%, 1/31/2028 (b)	750	771

Asurion LLC, Term Loan B-6 (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 11/3/2023 (b)	1,169	1,166

Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 11/3/2024 (b)	2,819	2,810

HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 2.97%, 4/25/2025 (b)	2,453	2,426

USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.25%, 5/16/2024 (b)	1,824	1,809

		10,098

Internet & Direct Marketing Retail — 1.5%

Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.63%, 2/19/2026 (b)	2,797	2,779

GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 10/10/2025 (b)	3,636	3,630

Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026 (b)	2,207	2,214

		8,623

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — 1.7%

Ancestry.com, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 3.75%, 12/6/2027 (b)	2,155	2,152

Go Daddy Group, Inc. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 2/15/2024 (b)	1,486	1,484

RSA Security LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 12/1/2028 (b)	2,366	2,394

Virtusa Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 2/11/2028 (b) (c)	630	633

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 3/9/2027 (b)	3,710	3,703

		10,366

Leisure Products — 1.6%

Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 5/24/2027 (b) (c)	2,220	2,205

FGI Operating Co. LLC, 1st Lien Term Loan

(ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (b) (d)	5,184	2,592

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2049 (b) (d)	21,042	—	(e)

Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023 (b) (c)	788	740

Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025 (b)	617	608

UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 3.00%), 3.75%, 4/29/2026 (b)	3,284	3,287

		9,432

Life Sciences Tools & Services — 1.2%

Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.25%, 8/30/2024 (b)	3,893	3,905

PPD, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 1/13/2028 (b)	3,025	3,034

		6,939

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Machinery — 2.1%

Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (b)	3,065	3,074

Gardner Denver Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 3/1/2027 (b) (c)	1,721	1,715

Hillman Group, Inc. (The), Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.11%, 5/30/2025 (b)	2,799	2,797

Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027 (b)	2,463	2,446

Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.27%, 3/28/2025 (b)	2,562	2,517

		12,549

Media — 7.2%

Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 7/15/2025 (b)	4,213	4,170

CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.62%, 11/18/2024 (b)	1,607	1,579

Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 3.71%, 8/21/2026 (b)	8,709	8,463

CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.36%, 7/17/2025 (b)	5,401	5,367

CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.36%, 1/15/2026 (b)	4,074	4,048

E.W. Scripps Co., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 1/7/2028 (b) (c)	2,100	2,102

Gray Television, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.25%), 2.37%, 2/7/2024 (b)	1,120	1,116

(ICE LIBOR USD 1 Month + 2.50%), 2.62%, 1/2/2026 (b)	1,713	1,711

iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.75%, 5/1/2026 (b)	4,090	4,048

iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 5/1/2026 (b)	907	910

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Meredith Corp., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.50%), 2.61%, 1/31/2025 (b)	1,232	1,226

(ICE LIBOR USD 3 Month + 4.25%), 2.61%, 1/31/2025 (b)	1,099	1,117

Nexstar Broadcasting, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.25%), 2.36%, 1/17/2024 (b)	1,358	1,357

(ICE LIBOR USD 1 Month + 2.75%), 2.87%, 9/18/2026 (b)	4,027	4,030

Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 11/8/2024 (b)	1,717	1,687

		42,931

Metals & Mining — 0.4%

Thyssenkrupp Elevator, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 4.48%, 6/30/2027 (b)	2,218	2,235

Oil, Gas & Consumable Fuels — 1.6%

Buckeye Partners, LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 2.37%, 11/1/2026 (b)	2,829	2,825

CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 8/1/2023 (b)	1,439	1,375

Grizzly Acquisitions, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.49%, 10/1/2025 (b)	1,421	1,408

Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/30/2024 (b)	1,464	1,451

Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 9/29/2025 (b)	1,437	1,438

Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.11%, 5/22/2026 (b)	1,204	1,180

		9,677

Paper & Forest Products — 0.5%

Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 9/7/2027 (b)	3,202	3,204

Personal Products — 0.8%

Nestle Skin Health SA, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 10/1/2026 (b)	4,759	4,775

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	157

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Pharmaceuticals — 4.0%

Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.61%, 9/26/2024 (b)	2,679	2,668

Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 5.50%), 6.50%, 9/6/2024 (b)	8,485	8,463

Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.00%, 4/29/2024 (b)	1,048	1,040

Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 6/2/2025 (b)	11,640	11,650

		23,821

Professional Services — 0.9%

Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/6/2026 (b)	3,162	3,166

Nielsen Holdings PLC, Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.00%, 2/5/2028 (b) (c)	2,140	2,143

		5,309

Real Estate Management & Development — 0.3%

GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 8/27/2025 (b)	1,805	1,757

Road & Rail — 1.5%

Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.25%, 12/30/2026 (b)	3,597	3,600

Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.50%, 6/30/2023 (b)	5,397	5,332

		8,932

Software — 6.2%

Ascend Learning LLC, Term Loan B

(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024 (b)	3,046	3,044

(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (b)	407	408

Cloudera, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 12/22/2027 (b) (c)	3,045	3,052

Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.36%, 4/22/2027 (b)	1,832	1,840

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued

DigiCert Buyer, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.11%, 2/16/2029 (b)	620	623

Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 7/1/2024 (b)	1,865	1,871

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/25/2027 (b)	4,753	4,741

LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 4.87%, 8/31/2027 (b) (c)	3,095	3,092

Misys Group Ltd., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024 (b)	1,643	1,625

Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/1/2027 (b)	2,188	2,192

Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.61%, 6/1/2026 (b)	2,807	2,797

Qlik Technologies, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.00%), 4.15%, 4/26/2024 (b)	1,794	1,794

RealPage, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 2/18/2028 (b) (c)	2,070	2,071

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 4/16/2025 (b)	1,649	1,643

SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 4/16/2025 (b)	1,255	1,251

Ultimate Software Group, 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%), 4.00%, 5/4/2026 (b)	1,950	1,961

Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 5/4/2026 (b)	2,375	2,384

Vision Solutions, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 8/16/2024 (b)	755	757

		37,146

Specialty Retail — 2.8%

AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027 (b)	2,547	2,555

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Specialty Retail — continued

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.61%, 12/18/2026 (b) (f)	2,691	2,543

DigiCert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.12%, 10/16/2026 (b)	1,344	1,345

Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.25%), 4.00%, 12/28/2027 (b)	2,204	2,206

Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 1/1/2028 (b) (c)	2,270	2,264

Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.61%, 12/22/2025 (b)	3,646	3,514

Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.21%, 4/16/2026 (b)	2,541	2,489

		16,916

Technology Hardware, Storage & Peripherals — 1.1%

KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 12/22/2025 (b)	4,134	4,102

Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.46%, 5/16/2025 (b)	1,574	1,575

Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 8.46%, 5/18/2026 (b)	1,089	1,086

		6,763

Textiles, Apparel & Luxury Goods — 0.3%

Samsonite International SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 4/25/2025 (b)	1,653	1,634

Wireless Telecommunication Services — 0.5%

CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027 (b)	2,691	2,709

Total Loan Assignments (Cost $526,282)		524,905

Corporate Bonds — 7.8%

Auto Components — 0.5%

Adient US LLC 7.00%, 5/15/2026 (g)	790	850

American Axle & Manufacturing, Inc. 6.25%, 3/15/2026	2,000	2,043

		2,893

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — 0.3%

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (g)	1,500	1,521

Commercial Services & Supplies — 0.3%

ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.23%, 12/21/2065 (b) (g)	2,375	1,924

Consumer Finance — 0.3%

Ford Motor Credit Co. LLC 5.13%, 6/16/2025	1,500	1,620

Diversified Telecommunication Services — 1.4%

CCO Holdings LLC

5.13%, 5/1/2027 (g)	6,000	6,286

5.00%, 2/1/2028 (g)	1,900	1,990

		8,276

Electric Utilities — 0.0% (h)

Texas Competitive Electric Holdings Co. LLC

8.50%, 10/1/2021 ‡ (d)	75,000	112

Electrical Equipment — 0.4%

Sensata Technologies BV 5.00%, 10/1/2025 (g)	2,279	2,500

Electronic Equipment, Instruments & Components — 0.2%

Ingram Micro, Inc. 5.00%, 8/10/2022	1,400	1,451

Entertainment — 0.2%

Cinemark USA, Inc. 4.88%, 6/1/2023	1,279	1,266

Health Care Providers & Services — 1.4%

Centene Corp. 4.75%, 1/15/2025	1,057	1,083

HCA, Inc.

5.38%, 2/1/2025	750	841

5.38%, 9/1/2026	2,750	3,139

Tenet Healthcare Corp. 7.50%, 4/1/2025 (g)	3,100	3,366

		8,429

Health Care Technology — 0.1%

IQVIA, Inc. 5.00%, 10/15/2026 (g)	700	724

Hotels, Restaurants & Leisure — 0.2%

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (g)	1,268	1,269

Household Durables — 0.2%

Newell Brands, Inc. 4.70%, 4/1/2026 (i)	1,000	1,109

Household Products — 0.3%

Spectrum Brands, Inc. 6.13%, 12/15/2024	2,000	2,048

Media — 0.2%

Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	1,227	1,278

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	159

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Multiline Retail — 0.3%

NMG Holding Co., Inc.

(ICE LIBOR USD 3 Month + 12.00%), 13.00%, 9/25/2025 ‡ (b) (g)	1,470	1,586

Oil, Gas & Consumable Fuels — 0.8%

Cheniere Energy Partners LP 5.25%, 10/1/2025	2,150	2,210

DCP Midstream Operating LP 3.88%, 3/15/2023	250	258

NuStar Logistics LP 5.75%, 10/1/2025	1,600	1,704

PBF Logistics LP 6.88%, 5/15/2023	500	486

		4,658

Pharmaceuticals — 0.2%

Bausch Health Cos., Inc. 7.00%, 3/15/2024 (g)	1,000	1,022

Specialty Retail — 0.3%

Staples, Inc. 7.50%, 4/15/2026 (g)	1,750	1,754

Wireless Telecommunication Services — 0.2%

Sprint Corp.

7.88%, 9/15/2023	1,050	1,212

Total Corporate Bonds (Cost $44,691)		46,652

	SHARES (000)
Common Stocks — 1.5%

Aerospace & Defense — 0.0% (h)

Remington Outdoor Co., Inc. * ‡	419	—	(e)

Food & Staples Retailing — 0.1%

Moran Foods Backstop Equity * ‡	167	959

Media — 0.5%

Clear Channel Outdoor Holdings, Inc. *	369	635

iHeartMedia, Inc. *	138	1,948

iHeartMedia, Inc., Class A *	18	259

		2,842

Multiline Retail — 0.0% (h)

Neiman Marcus Group Restricted Equity *	1	71

Oil, Gas & Consumable Fuels — 0.6%

California Resources Corp. *	129	3,385

Professional Services — 0.2%

NMG, Inc. *	16	982

Specialty Retail — 0.1%

Claire’s Stores, Inc. * ‡	3	720

Total Common Stocks (Cost $14,549)		8,959

INVESTMENTS	SHARES (000)	VALUE ($000)
Convertible Preferred StockS — 0.8%

Specialty Retail — 0.8%

Claire’s Stores, Inc. * ‡ (Cost $973)	2	4,545

	NO. OF RIGHTS (000)
Rights — 0.2%

Independent Power and Renewable Electricity Producers — 0.2%

Vistra Corp., expiring 12/31/2049 * ‡ (Cost $—)	675	794

	NO. OF WARRANTS (000)
Warrants — 0.0% (h)

Diversified Telecommunication Services — 0.0% (h)

Windstream Holdings, Inc.

expiring 12/31/2049, price 10.75 USD * ‡ (Cost $—)	7	91

	PRINCIPAL AMOUNT ($000)
Collateralized Mortgage Obligations — 0.0%

Southcross Holdco Equity 0.00%, 7/9/2070 ‡ (Cost $471)	136	—

	SHARES (000)
Short-Term Investments — 6.5%

Investment Companies — 6.5%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (j) (k) (Cost $38,568)	38,568	38,568

Total Investments — 104.9% (Cost $625,534)		624,514
Liabilities in Excess of Other Assets — (4.9)%		(28,900)

NET ASSETS — 100.0%		595,614

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	United States Dollar

(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

(c)	All or a portion of this security is unsettled as of February 28, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)	Fund is subject to legal or contractual restrictions on the resale of the security.
(g)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(h)	Amount rounds to less than 0.1% of net assets.

(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of February 28, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	161

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
U.S. Treasury Obligations — 29.6%

U.S. Treasury Bonds

8.00%, 11/15/2021	3,635		3,840

7.25%, 8/15/2022	3,935		4,346

7.13%, 2/15/2023	2,500		2,843

5.25%, 11/15/2028	20,000		26,055

3.75%, 11/15/2043	45,000		59,013

3.00%, 5/15/2045	31,000		36,406

2.75%, 11/15/2047	35,000		39,598

2.00%, 2/15/2050	35,000		34,094

1.25%, 5/15/2050	10,000		8,076

U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	27,500		41,203

U.S. Treasury Notes

2.75%, 8/15/2021	10,000		10,124

2.00%, 11/30/2022	100,000		103,257

2.63%, 2/28/2023	25,000		26,234

2.13%, 11/30/2023	65,000		68,364

2.25%, 11/15/2024	35,000		37,337

1.13%, 2/28/2025	25,000		25,608

0.50%, 3/31/2025	50,000		49,947

0.38%, 4/30/2025	40,000		39,714

2.00%, 8/15/2025	20,000		21,231

1.63%, 2/15/2026	20,000		20,893

1.13%, 2/28/2027	65,000		65,719

0.63%, 3/31/2027	30,000		29,416

2.25%, 8/15/2027	30,000		32,316

0.63%, 12/31/2027	30,000		29,072

1.50%, 2/15/2030	25,000		25,379

0.63%, 5/15/2030	65,000		60,884

0.63%, 8/15/2030	35,000		32,676

Total U.S. Treasury Obligations (Cost $906,612)			933,645

Mortgage-Backed Securities — 27.4%

FHLMC

Pool # 611141, ARM, 2.71%, 1/1/2027 (a)	31		31

Pool # 846812, ARM, 2.73%, 4/1/2030 (a)	3		3

Pool # 1G2627, ARM, 2.76%, 3/1/2037 (a)	230		238

FHLMC Gold Pools, 20 Year Pool # C90830, 4.50%, 5/1/2024	43		47

FHLMC Gold Pools, 30 Year

Pool # C00078, 9.00%, 11/1/2021	—	(b)	—	(b)

Pool # C80091, 6.50%, 1/1/2024	14		16

Pool # G00229, 8.50%, 5/1/2024	3		4

Pool # C00354, 8.50%, 7/1/2024	8		8

Pool # C00376, 8.00%, 11/1/2024	6		7

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # C00418, 7.00%, 8/1/2025	1	1

Pool # C00414, 7.50%, 8/1/2025	7	8

Pool # D63303, 7.00%, 9/1/2025	2	2

Pool # G00981, 8.50%, 7/1/2028	12	13

Pool # C00742, 6.50%, 4/1/2029	81	92

Pool # C00785, 6.50%, 6/1/2029	24	27

Pool # C47318, 7.00%, 9/1/2029	281	318

Pool # C01292, 6.00%, 2/1/2032	30	36

Pool # A16155, 5.50%, 11/1/2033	55	62

Pool # C03589, 4.50%, 10/1/2040	504	563

Pool # Q41177, 3.50%, 6/1/2046	15,748	17,317

Pool # G61334, 4.00%, 3/1/2047	4,245	4,772

Pool # Q54902, 4.00%, 3/1/2048	5,938	6,390

Pool # Q54950, 4.00%, 3/1/2048	6,648	7,352

Pool # Q59727, 4.00%, 11/1/2048	7,926	8,796

FHLMC UMBS, 30 Year

Pool # ZT1593, 3.50%, 1/1/2049	2,438	2,584

Pool # RA2675, 2.00%, 6/1/2050	19,354	19,572

Pool # RA2484, 3.00%, 6/1/2050	8,990	9,452

Pool # RA2904, 3.00%, 6/1/2050	13,260	13,982

Pool # RA2970, 2.50%, 7/1/2050	13,808	14,366

Pool # QB2020, 2.50%, 8/1/2050	8,291	8,668

Pool # QB3756, 2.50%, 9/1/2050	18,843	19,934

FNMA

Pool # 620061, ARM, 1.71%, 11/1/2027 (a)	17	17

Pool # 89406, ARM, 1.77%, 6/1/2029 (a)	4	4

Pool # 563497, ARM, 1.71%, 11/1/2040 (a)	16	16

FNMA UMBS, 15 Year

Pool # MA0512, 4.00%, 9/1/2025	552	588

Pool # FM4449, 3.00%, 12/1/2034	16,517	17,540

Pool # CA7114, 2.50%, 9/1/2035	23,965	25,336

FNMA UMBS, 20 Year Pool # 762498, 5.00%, 11/1/2023	76	84

FNMA UMBS, 30 Year

Pool # 190257, 7.00%, 2/1/2024	8	9

Pool # 315500, 7.00%, 8/1/2025	11	12

Pool # 250575, 6.50%, 6/1/2026	12	13

Pool # 483802, 5.50%, 2/1/2029	128	146

Pool # 524949, 7.50%, 3/1/2030	12	13

Pool # 545639, 6.50%, 4/1/2032	133	157

Pool # 702435, 5.50%, 5/1/2033	719	836

Pool # 709441, 5.50%, 7/1/2033	300	349

Pool # 730711, 5.50%, 8/1/2033	403	469

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 743127, 5.50%, 10/1/2033	323	379

Pool # 747628, 5.00%, 11/1/2033	742	861

Pool # 753662, 5.50%, 12/1/2033	488	572

Pool # 755615, 5.50%, 1/1/2034	524	613

Pool # 811755, 7.00%, 3/1/2035	1,201	1,464

Pool # 845834, 5.50%, 10/1/2035	320	366

Pool # 888201, 5.50%, 2/1/2036	134	156

Pool # 831409, 5.50%, 4/1/2036	640	746

Pool # 867420, 5.50%, 5/1/2036	296	345

Pool # 745802, 6.00%, 7/1/2036	615	739

Pool # 969708, 4.50%, 3/1/2038	41	45

Pool # AE1216, 3.50%, 1/1/2041	1,124	1,249

Pool # AE1260, 3.50%, 8/1/2041	569	632

Pool # AB5378, 3.50%, 5/1/2042	2,136	2,374

Pool # AO6710, 4.00%, 6/1/2042	3,478	3,947

Pool # AR5147, 3.00%, 3/1/2043	2,294	2,491

Pool # AT8192, 4.00%, 6/1/2043	2,164	2,400

Pool # AS1112, 4.00%, 11/1/2043	5,544	6,262

Pool # BM1109, 4.00%, 10/1/2044	3,802	4,312

Pool # AS4073, 4.00%, 12/1/2044	2,137	2,413

Pool # AL8660, 4.00%, 6/1/2045	5,660	6,417

Pool # AS5648, 3.50%, 7/1/2045	2,391	2,657

Pool # AS6208, 3.50%, 10/1/2045	1,342	1,485

Pool # AS6344, 3.50%, 12/1/2045	2,896	3,218

Pool # BM5560, 4.00%, 1/1/2046	11,406	12,932

Pool # AL8030, 4.00%, 2/1/2046	3,556	4,002

Pool # AX5520, 3.00%, 5/1/2046	1,107	1,202

Pool # AX5546, 3.00%, 9/1/2046	1,551	1,685

Pool # AX5547, 3.50%, 9/1/2046	2,355	2,617

Pool # BM3744, 4.00%, 3/1/2047	11,306	12,812

Pool # BM1049, 4.00%, 4/1/2047	12,577	13,905

Pool # CA0411, 4.00%, 9/1/2047	7,606	8,627

Pool # CA0861, 3.50%, 11/1/2047	4,834	5,369

Pool # BJ1666, 4.00%, 12/1/2047	6,759	7,473

Pool # BM3477, 4.00%, 1/1/2048	6,245	6,914

Pool # CA1006, 4.00%, 1/1/2048	8,360	9,325

Pool # CA1361, 3.50%, 2/1/2048	3,337	3,704

Pool # BD9074, 3.50%, 3/1/2048	1,778	1,974

Pool # BJ4640, 4.00%, 3/1/2048	2,866	3,222

Pool # BD9078, 4.00%, 4/1/2048	2,729	3,078

Pool # BD9077, 3.50%, 5/1/2048	1,138	1,264

Pool # BD9083, 4.00%, 7/1/2048	3,085	3,480

Pool # CA2489, 4.50%, 10/1/2048	3,539	3,844

Pool # BN7416, 3.50%, 9/1/2049	2,813	3,123

Pool # BO1418, 3.50%, 9/1/2049	5,698	6,040

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BO1427, 3.50%, 9/1/2049	6,924	7,339

Pool # CA4431, 3.50%, 10/1/2049	10,095	10,700

Pool # MA3803, 3.50%, 10/1/2049	5,043	5,345

Pool # FM2014, 3.00%, 11/1/2049	12,636	13,490

Pool # BN0803, 3.50%, 12/1/2049	3,681	3,902

Pool # MA3872, 3.50%, 12/1/2049	5,094	5,400

Pool # BN0807, 3.50%, 1/1/2050	1,895	2,010

Pool # FM2437, 3.00%, 2/1/2050	18,849	19,885

Pool # CA6144, 2.50%, 6/1/2050	23,066	23,938

Pool # BP7345, 3.00%, 6/1/2050	18,764	19,778

Pool # BP9369, 2.00%, 7/1/2050	9,731	9,840

Pool # CA6322, 2.50%, 7/1/2050	18,616	19,320

Pool # BQ1645, 2.50%, 8/1/2050	9,805	10,202

Pool # BQ1911, 2.00%, 10/1/2050	5,366	5,436

Pool # BQ2999, 2.50%, 10/1/2050	9,836	10,238

Pool # BQ6051, 2.50%, 10/1/2050	9,384	9,761

Pool # BQ6118, 2.50%, 10/1/2050	9,725	10,093

FNMA, Other

Pool # AL1353, 3.34%, 1/1/2022 (a)	2,847	2,870

Pool # AM8674, 2.81%, 4/1/2025	6,500	7,006

Pool # AM4660, 3.77%, 12/1/2025	4,187	4,690

Pool # AN0571, 3.10%, 1/1/2026	6,500	7,140

Pool # AL8963, 2.92%, 5/1/2026 (a)	3,162	3,428

Pool # AN2493, 2.36%, 8/1/2026	3,894	4,159

Pool # AM6381, 3.29%, 8/1/2026	9,917	10,938

Pool # AM7199, 3.30%, 11/1/2026	3,000	3,337

Pool # AL9769, 2.63%, 12/1/2026 (a)	6,575	7,073

Pool # AN4635, 3.01%, 2/1/2027	6,832	7,520

Pool # FN0040, 3.01%, 6/1/2027 (a)	4,268	4,688

Pool # AN6800, 2.97%, 9/1/2027	3,429	3,778

Pool # AN6825, 2.80%, 10/1/2027	4,000	4,369

Pool # AN9486, 3.57%, 6/1/2028	12,449	14,221

Pool # 405220, 6.00%, 9/1/2028	9	11

Pool # BL0550, 3.77%, 11/1/2028	2,660	3,076

Pool # AN3908, 3.12%, 1/1/2029	8,174	9,102

Pool # BL1950, 3.47%, 3/1/2029	12,718	14,050

Pool # AN8493, 3.30%, 2/1/2030	4,845	5,325

Pool # BM5425, 3.16%, 3/1/2030 (a)	5,000	5,524

Pool # BL9023, 1.22%, 11/1/2030	20,475	19,846

Pool # BL9673, 1.53%, 12/1/2030	4,000	3,966

Pool # BL9645, 1.50%, 1/1/2031	15,000	14,821

Pool # BL4576, 2.70%, 10/1/2031	15,000	16,171

Pool # AN8412, 3.39%, 2/1/2033	4,541	5,127

Pool # AN8464, 3.33%, 3/1/2033	6,557	7,400

Pool # BL2944, 3.19%, 7/1/2034	1,700	1,894

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	163

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BL3288, 2.52%, 9/1/2034	12,000		12,719

Pool # BL4331, 2.41%, 10/1/2034	16,000		16,767

Pool # BL4215, 2.56%, 9/1/2036	7,184		7,596

Pool # BL7125, 2.04%, 6/1/2037	8,436		8,464

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.00%, 4/25/2051 (c)	50,000		50,399

GNMA I, 30 Year

Pool # 306081, 9.00%, 8/15/2021	5		5

Pool # 780284, 9.00%, 12/15/2021	—	(b)	—	(b)

Pool # 321560, 8.00%, 7/15/2022	1		1

Pool # 337141, 7.50%, 8/15/2022	3		3

Pool # 339969, 7.00%, 12/15/2022	—	(b)	—	(b)

Pool # 332022, 7.00%, 1/15/2023	2		2

Pool # 346572, 7.00%, 5/15/2023	1		1

Pool # 349788, 6.50%, 6/15/2023	—	(b)	—	(b)

Pool # 358801, 7.50%, 6/15/2023	4		4

Pool # 359588, 7.50%, 6/15/2023	4		4

Pool # 322200, 6.50%, 7/15/2023	5		6

Pool # 346673, 7.00%, 7/15/2023	1		1

Pool # 354538, 7.00%, 7/15/2023	—	(b)	—	(b)

Pool # 357782, 7.00%, 7/15/2023	—	(b)	—	(b)

Pool # 360889, 7.00%, 7/15/2023	1		1

Pool # 344505, 6.50%, 8/15/2023	2		2

Pool # 356717, 6.50%, 8/15/2023	2		2

Pool # 345375, 6.50%, 9/15/2023	6		7

Pool # 345391, 6.50%, 10/15/2023	2		2

Pool # 354681, 8.00%, 10/15/2023	4		4

Pool # 370927, 6.50%, 11/15/2023	—	(b)	—	(b)

Pool # 346944, 6.50%, 12/15/2023	—	(b)	1

Pool # 349265, 6.50%, 12/15/2023	6		6

Pool # 365740, 6.50%, 12/15/2023	1		1

Pool # 369830, 6.50%, 12/15/2023	—	(b)	—	(b)

Pool # 370289, 6.50%, 12/15/2023	—	(b)	—	(b)

Pool # 354747, 6.50%, 2/15/2024	39		43

Pool # 362341, 6.50%, 2/15/2024	18		20

Pool # 370338, 6.50%, 2/15/2024	1		1

Pool # 379328, 7.00%, 3/15/2024	2		2

Pool # 391552, 7.00%, 3/15/2024	28		29

Pool # 780029, 9.00%, 11/15/2024	—	(b)	—	(b)

Pool # 401860, 7.50%, 6/15/2025	1		1

Pool # 377557, 8.00%, 7/15/2025	6		6

Pool # 422308, 7.50%, 3/15/2026	10		11

Pool # 412644, 8.00%, 7/15/2026	4		4

Pool # 436445, 8.00%, 8/15/2026	—	(b)	—	(b)

Pool # 432398, 7.50%, 3/15/2027	12		12

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 462562, 7.50%, 2/15/2028	18	18

Pool # 472679, 7.00%, 6/15/2028	1	1

Pool # 784010, 4.00%, 3/15/2045	450	531

Pool # 626938, 4.00%, 4/15/2045	268	311

Pool # 784041, 4.00%, 8/15/2045	3,183	3,741

Pool # 784208, 4.00%, 7/15/2046	4,428	4,915

Pool # 784897, 2.50%, 10/15/2049	9,584	10,192

Pool # BU5359, 3.00%, 4/15/2050	23,728	24,900

GNMA II, 30 Year

Pool # 2324, 8.00%, 11/20/2026	10	11

Pool # 2344, 8.00%, 12/20/2026	14	16

Pool # 2512, 8.00%, 11/20/2027	40	45

Total Mortgage-Backed Securities (Cost $839,849)		862,000

Collateralized Mortgage Obligations — 21.9%

FHLMC, REMIC

Series 1343, Class LA, 8.00%, 8/15/2022	4	4

Series 1367, Class K, 5.50%, 9/15/2022	26	26

Series 2688, Class DG, 4.50%, 10/15/2023	99	102

Series 1785, Class A, 6.00%, 10/15/2023	356	374

Series 1591, Class E, 10.00%, 10/15/2023	6	7

Series 1633, Class Z, 6.50%, 12/15/2023	58	61

Series 1694, Class PK, 6.50%, 3/15/2024	34	36

Series 3798, Class AY, 3.50%, 1/15/2026	1,817	1,910

Series 3809, Class BC, 3.50%, 2/15/2026	1,430	1,504

Series 4181, Class VA, 3.00%, 5/15/2026	1,775	1,811

Series 3188, Class GE, 6.00%, 7/15/2026	610	666

Series 3926, Class MW, 4.50%, 9/15/2026	5,142	5,518

Series 1999, Class PU, 7.00%, 10/15/2027	33	36

Series 2031, Class PG, 7.00%, 2/15/2028	75	87

Series 2035, Class PC, 6.95%, 3/15/2028	228	258

Series 2064, Class PD, 6.50%, 6/15/2028	148	169

Series 2095, Class PE, 6.00%, 11/15/2028	114	129

Series 4066, Class VB, 3.50%, 1/15/2029	4,651	4,764

Series 4050, Class VE, 4.00%, 1/15/2029	5,000	5,166

Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,594

Series 4336, Class YB, 3.00%, 5/15/2029	2,624	2,783

Series 2152, Class BD, 6.50%, 5/15/2029	48	54

Series 2162, Class TH, 6.00%, 6/15/2029	275	310

Series 4002, Class MV, 4.00%, 1/15/2030	9,251	9,416

Series 3737, Class DG, 5.00%, 10/15/2030	1,192	1,271

Series 3981, Class PA, 3.00%, 4/15/2031	5,442	5,611

Series 2367, Class ME, 6.50%, 10/15/2031	206	232

Series 2647, Class A, 3.25%, 4/15/2032	87	93

Series 2480, Class EJ, 6.00%, 8/15/2032	193	212

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4156, Class SB, IF, 5.31%, 1/15/2033 (a)	1,195	1,283

Series 4170, Class TS, IF, 5.83%, 2/15/2033 (a)	3,868	4,037

Series 4186, Class JE, 2.00%, 3/15/2033	9,505	9,848

Series 4188, Class JG, 2.00%, 4/15/2033	6,057	6,278

Series 4206, Class DA, 2.00%, 5/15/2033	4,518	4,691

Series 2611, Class QZ, 5.00%, 5/15/2033	2,456	2,729

Series 2882, Class QD, 4.50%, 7/15/2034	246	258

Series 2927, Class GA, 5.50%, 10/15/2034	77	78

Series 4429, Class HB, 3.00%, 1/15/2035	6,293	6,827

Series 2915, Class MU, 5.00%, 1/15/2035	1,558	1,797

Series 5000, Class CB, 1.25%, 1/25/2035	8,577	8,764

Series 4448, Class DY, 3.00%, 3/15/2035	5,542	5,994

Series 4458, Class BW, 3.00%, 4/15/2035	10,000	10,830

Series 3085, Class VS, HB, IF, 28.27%, 12/15/2035 (a)	259	425

Series 3181, Class OP, PO, 7/15/2036	882	805

Series 4867, Class WF, 0.54%, 4/15/2037 (a)	9,021	9,108

Series 3413, Class B, 5.50%, 4/15/2037	307	345

Series 3325, Class JL, 5.50%, 6/15/2037	2,456	2,813

Series 3341, Class PE, 6.00%, 7/15/2037	1,594	1,859

Series 4365, Class HZ, 3.00%, 1/15/2040	6,438	6,850

Series 3699, Class QH, 5.50%, 7/15/2040	1,788	1,985

Series 3772, Class PE, 4.50%, 12/15/2040	4,297	4,813

Series 4047, Class PB, 3.50%, 1/15/2041	9,171	9,541

Series 3927, Class PC, 4.50%, 9/15/2041	3,970	4,556

Series 4002, Class CY, 3.50%, 2/15/2042	4,819	5,291

Series 4039, Class SA, IF, IO, 6.39%, 5/15/2042 (a)	4,876	867

Series 4061, Class LB, 3.50%, 6/15/2042	3,570	3,946

Series 4062, Class GY, 4.00%, 6/15/2042	6,109	7,016

Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	4,980

Series 4091, Class PB, 2.00%, 8/15/2042	3,673	3,558

Series 4122, Class PY, 3.00%, 10/15/2042	3,000	3,181

Series 4394, Class PL, 3.50%, 10/15/2044	5,000	5,565

Series 4594, Class GN, 2.50%, 2/15/2045	2,948	3,086

Series 4606, Class KP, 2.50%, 7/15/2046	18,302	19,093

Series 4748, Class HE, 3.00%, 1/15/2048	6,567	7,015

Series 4974, Class PH, 1.50%, 6/25/2048	3,370	3,434

Series 4933, Class PA, 2.50%, 10/25/2049	11,077	11,485

Series 4937, Class MD, 2.50%, 10/25/2049	42,002	44,095

Series 4925, Class PA, 3.00%, 10/25/2049	17,763	19,074

Series 5072, Class QC, 1.00%, 10/25/2050	9,938	9,926

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FHLMC, STRIPS

Series 155, IO, 7.00%, 11/1/2023	7		—	(b)

Series 264, Class 30, 3.00%, 7/15/2042	6,520		6,812

Series 267, Class 30, 3.00%, 8/15/2042	3,784		3,897

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-54, Class 2A, 6.50%, 2/25/2043	1,177		1,398

Series T-56, Class A, PO, 5/25/2043	666		653

Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	1,047		1,287

FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	229		269

FNMA, REMIC

Series G92-35, Class EB, 7.50%, 7/25/2022	1		1

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(b)	—	(b)

Series 1993-146, Class E, PO, 5/25/2023	12		12

Series 1993-110, Class H, 6.50%, 5/25/2023	15		16

Series 1993-217, Class H, PO, 8/25/2023	3		3

Series 2012-63, Class VA, 4.00%, 8/25/2023	2,954		2,957

Series 1993-205, Class H, PO, 9/25/2023	2		2

Series 1993-228, Class G, PO, 9/25/2023	3		3

Series 1993-155, Class PJ, 7.00%, 9/25/2023	245		259

Series 2003-128, Class DY, 4.50%, 1/25/2024	446		462

Series 1994-51, Class PV, 6.00%, 3/25/2024	335		355

Series 1994-37, Class L, 6.50%, 3/25/2024	79		84

Series 2010-117, Class DY, 4.50%, 10/25/2025	5,000		5,381

Series 2010-155, Class B, 3.50%, 1/25/2026	2,887		3,025

Series 1998-58, Class PC, 6.50%, 10/25/2028	299		340

Series 2000-8, Class Z, 7.50%, 2/20/2030	116		133

Series 2002-92, Class FB, 0.77%, 4/25/2030 (a)	268		271

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	166		24

Series 2003-67, Class SA, HB, IF, 44.74%, 10/25/2031 (a)	53		99

Series 2011-145, Class PB, 3.50%, 1/25/2032	11,500		12,522

Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750		6,279

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	165

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2013-50, Class YO, PO, 1/25/2033	3,360	3,014

Series 2003-21, Class PZ, 4.50%, 3/25/2033	1,390	1,524

Series 2013-106, Class PY, 3.00%, 10/25/2033	5,300	5,773

Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	4,165

Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,969

Series 2004-46, Class QD, HB, IF, 23.53%, 3/25/2034 (a)	311	403

Series 2004-54, Class FL, 0.52%, 7/25/2034 (a)	612	617

Series 2015-11, Class AQ, 3.00%, 3/25/2035	6,000	6,484

Series 2005-22, Class EH, 5.00%, 4/25/2035	2,600	2,983

Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	4,484

Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	5,091

Series 2015-51, Class LY, 3.00%, 7/25/2035	4,429	4,745

Series 2005-58, Class EP, 5.50%, 7/25/2035	285	323

Series 2006-3, Class SB, IF, IO, 6.58%, 7/25/2035 (a)	1,198	115

Series 2015-59, Class EB, 3.00%, 8/25/2035	5,879	6,364

Series 2005-83, Class LA, 5.50%, 10/25/2035	436	501

Series 2005-116, Class PC, 6.00%, 1/25/2036	2,066	2,333

Series 2006-51, Class FP, 0.47%, 3/25/2036 (a)	2,465	2,475

Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	5,087

Series 2006-81, Class FA, 0.47%, 9/25/2036 (a)	33	33

Series 2006-110, PO, 11/25/2036	362	337

Series 2007-76, Class PE, 6.00%, 8/25/2037	1,042	1,223

Series 2010-47, Class MB, 5.00%, 9/25/2039	2,468	2,825

Series 2010-68, Class EP, 4.50%, 12/25/2039	897	949

Series 2010-11, Class CB, 4.50%, 2/25/2040	164	181

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-4, Class SL, IF, 11.32%, 2/25/2040 (a)	46	60

Series 2012-115, Class ME, 1.75%, 3/25/2042	3,734	3,808

Series 2012-60, Class EP, 3.00%, 4/25/2042	1,686	1,783

Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	6,301

Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400	1,420

Series 2012-139, Class JA, 3.50%, 12/25/2042	4,626	5,063

Series 2013-128, Class AO, PO, 12/25/2043	8,764	7,872

Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	12,765

Series 2016-45, Class PC, 3.00%, 9/25/2045	8,671	9,153

Series 2016-38, Class NA, 3.00%, 1/25/2046	10,081	10,778

Series 2019-71, Class CA, 2.50%, 7/25/2046	17,302	18,048

Series 2019-38, Class PC, 3.00%, 2/25/2048	11,066	11,720

Series 2019-65, Class PA, 2.50%, 5/25/2048	13,252	13,862

Series 2019-42, Class KA, 3.00%, 7/25/2049	19,258	20,590

Series 2019-81, Class JA, 2.50%, 9/25/2049	14,121	14,935

Series 2019-77, Class ZL, 3.00%, 1/25/2050	25,889	27,089

Series 2020-12, Class JC, 2.00%, 3/25/2050	37,558	39,003

Series 2021-4, Class GD, 1.00%, 2/25/2051	9,924	9,901

FNMA, REMIC Trust, Whole Loan

Series 1999-W4, Class A9, 6.25%, 2/25/2029	65	73

Series 2002-W7, Class A4, 6.00%, 6/25/2029	728	839

Series 2003-W1, Class 1A1, 5.15%, 12/25/2042 (a)	410	449

Series 2003-W1, Class 2A, 5.64%, 12/25/2042 (a)	221	246

Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,343	1,602

Series 2009-W1, Class A, 6.00%, 12/25/2049	568	655

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	171	179

FNMA, STRIPS

Series 278, Class 3, 1.46%, 11/25/2023 (a)	69	69

Series 278, Class 1, 1.24%, 8/25/2025 (a)	377	382

GNMA

Series 2004-27, Class PD, 5.50%, 4/20/2034	2,124	2,344

Series 2008-15, Class NB, 4.50%, 2/20/2038	331	363

Series 2008-40, Class SA, IF, IO, 6.29%, 5/16/2038 (a)	2,021	374

Series 2009-42, Class TX, 4.50%, 6/20/2039	5,988	6,672

Series 2009-69, Class WM, 5.50%, 8/20/2039	1,609	1,833

Series 2011-29, Class Z, 5.00%, 5/20/2040	16,470	18,980

Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,907

Seasoned Credit Risk Transfer Trust

Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	2,505	2,759

Series 2020-1, Class M55G, 3.00%, 8/25/2059	20,146	21,397

Total Collateralized Mortgage Obligations (Cost $662,989)		691,146

Commercial Mortgage-Backed Securities — 12.1%

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ14, Class A2, 2.81%, 9/25/2024	5,145	5,500

Series K046, Class A2, 3.21%, 3/25/2025	6,026	6,602

Series K048, Class A2, 3.28%, 6/25/2025 (a)	6,500	7,154

Series K049, Class A2, 3.01%, 7/25/2025	3,519	3,842

Series K052, Class A2, 3.15%, 11/25/2025	6,716	7,393

Series K734, Class A2, 3.21%, 2/25/2026	5,060	5,565

Series K067, Class A2, 3.19%, 7/25/2027	6,558	7,334

Series K069, Class A2, 3.19%, 9/25/2027 (a)	3,000	3,358

Series K087, Class A1, 3.59%, 10/25/2027	5,209	5,786

Series W5FX, Class AFX, 3.34%, 4/25/2028 (a)	3,436	3,728

Series K078, Class A2, 3.85%, 6/25/2028	5,779	6,753

Series K081, Class A2, 3.90%, 8/25/2028 (a)	9,055	10,628

Series K086, Class A2, 3.86%, 11/25/2028 (a)	7,320	8,575

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K086, Class A1, 3.67%, 12/25/2028	2,644	2,944

Series K088, Class A2, 3.69%, 1/25/2029	8,700	10,118

Series K158, Class A1, 3.90%, 7/25/2030	9,083	10,438

Series K-1511, Class A1, 3.28%, 10/25/2030	9,631	10,734

Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	11,707

Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	11,300

Series Q007, Class APT2, 3.31%, 10/25/2047 (a)	5,662	6,031

Series Q013, Class APT2, 1.29%, 5/25/2050 (a)	14,378	14,251

FNMA ACES

Series 2015-M13, Class A2, 2.71%, 6/25/2025 (a)	4,453	4,782

Series 2016-M1, Class A2, 2.94%, 1/25/2026 (a)	19,357	20,827

Series 2017-M3, Class A2, 2.48%, 12/25/2026 (a)	6,000	6,388

Series 2017-M4, Class A2, 2.58%, 12/25/2026 (a)	6,387	6,846

Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	4,394	4,784

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (a)	12,000	13,209

Series 2018-M4, Class A2, 3.05%, 3/25/2028 (a)	15,000	16,769

Series 2018-M8, Class A2, 3.32%, 6/25/2028 (a)	9,930	11,238

Series 2019-M1, Class A2, 3.55%, 9/25/2028 (a)	10,615	12,179

Series 2019-M2, Class A2, 3.63%, 11/25/2028 (a)	13,500	15,390

Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,720	9,723

Series 2019-M25, Class A2, 2.33%, 11/25/2029 (a)	14,000	14,589

Series 2020-M8, Class A2, 1.82%, 2/25/2030	9,700	9,786

Series 2019-M21, Class 2A2, 2.35%, 2/25/2031	17,000	17,673

Series 2019-M4, Class A2, 3.61%, 2/25/2031	7,500	8,696

Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	5,725

Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,983	17,525

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	167

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	14,282

Series 2019-M14, Class AL2, 3.07%, 4/25/2048	10,000	10,154

Total Commercial Mortgage-Backed Securities (Cost $358,768)		380,306

U.S. Government Agency Securities — 4.0%

FFCB

5.75%, 5/11/2026	10,000	12,507

5.75%, 12/7/2028	12,824	17,144

3.33%, 4/28/2037	15,000	17,931

FNMA

6.25%, 5/15/2029	10,000	13,801

DN, 5.22%, 5/15/2030 (d)	10,000	8,629

FNMA, STRIPS

18.11%, 5/29/2026 (d)	9,200	8,773

2.63%, 10/8/2027 (d)	8,000	7,373

Resolution Funding Corp. STRIPS

DN, 20.78%, 4/15/2028 (d)	15,000	13,765

DN, 5.89%, 1/15/2030 (d)	15,700	13,604

DN, 20.01%, 4/15/2030 (d)	5,000	4,297

Tennessee Valley Authority 0.75%, 5/15/2025	7,000	7,008

Total U.S. Government Agency Securities (Cost $102,165)		124,832

Asset-Backed Securities — 1.0%

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027 (Cost $29,063)	28,946	31,481

	SHARES (000)
Short-Term Investments — 5.1%

Investment Companies — 5.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (e) (f) (Cost $160,519)	160,519	160,519

Total Investments — 101.1% (Cost $3,059,965)		3,183,929
Liabilities in Excess of Other Assets — (1.1)%		(33,903)

NET ASSETS — 100.0%		3,150,026

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2021.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to

receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities.

Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from

taking interest payments from other classes in the Real Estate

Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts

periodically based on changes in current interest rates and

prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2021. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly

interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the

underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or

refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The

market value of these securities is extremely volatile in

response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the

yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS

Separate Trading of Registered Interest and Principal of

Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(b)	Amount rounds to less than one thousand.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	The rate shown is the effective yield as of February 28, 2021.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of February 28, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 89.3%

Aerospace & Defense — 1.3%

Bombardier, Inc. (Canada)

6.00%, 10/15/2022 (a)	7,317	7,173

7.50%, 12/1/2024 (a)	14,210	13,331

BWX Technologies, Inc.

5.38%, 7/15/2026 (a)	8,208	8,496

4.13%, 6/30/2028 (a)	7,722	8,021

Howmet Aerospace, Inc.

6.88%, 5/1/2025	8,315	9,662

6.75%, 1/15/2028	8,019	9,522

5.95%, 2/1/2037	6,950	8,357

Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	3,155	3,411

Spirit AeroSystems, Inc.

5.50%, 1/15/2025 (a)	7,215	7,502

7.50%, 4/15/2025 (a)	7,316	7,739

TransDigm, Inc. 6.25%, 3/15/2026 (a)	13,992	14,746

Triumph Group, Inc. 8.88%, 6/1/2024 (a)	1,361	1,504

		99,464

Air Freight & Logistics — 0.2%

XPO Logistics, Inc. 6.75%, 8/15/2024 (a)	16,399	17,219

Airlines — 0.4%

Delta Air Lines, Inc. 4.75%, 10/20/2028 (a)	9,929	11,025

Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	17,004	18,577

		29,602

Auto Components — 2.8%

Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	8,889	8,978

Adient US LLC

9.00%, 4/15/2025 (a)	5,219	5,780

7.00%, 5/15/2026 (a)	6,145	6,614

Allison Transmission, Inc.

4.75%, 10/1/2027 (a)	13,660	14,104

5.88%, 6/1/2029 (a)	5,538	5,981

3.75%, 1/30/2031 (a)	5,855	5,599

American Axle & Manufacturing, Inc.

6.25%, 4/1/2025	19,215	19,793

6.25%, 3/15/2026	17,364	17,733

6.50%, 4/1/2027	12,516	13,068

6.88%, 7/1/2028	5,535	5,857

Clarios Global LP

6.75%, 5/15/2025 (a)	18,712	20,088

6.25%, 5/15/2026 (a)	1,300	1,384

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued

Cooper-Standard Automotive, Inc.

13.00%, 6/1/2024 (a)	10,880	12,485

5.63%, 11/15/2026 (a)	30,427	26,450

Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)	681	707

Dana, Inc.

5.50%, 12/15/2024	3,455	3,515

5.38%, 11/15/2027	14,155	14,792

5.63%, 6/15/2028	2,658	2,821

Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026	3,050	3,116

JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	7,004	7,389

Tenneco, Inc.

5.38%, 12/15/2024	2,124	2,098

5.00%, 7/15/2026	12,404	11,644

7.88%, 1/15/2029 (a)	6,464	7,246

		217,242

Automobiles — 0.5%

Ford Motor Co.

8.50%, 4/21/2023	5,277	5,897

9.00%, 4/22/2025	12,522	15,149

9.63%, 4/22/2030	3,956	5,596

General Motors Co.

7.70%, 4/15/2016 ‡ (b)	25,800	—	(c)

8.25%, 7/15/2023 ‡ (b)	20,000	—	(c)

Motors Liquidation Co.

0.00%, 6/15/2024 ‡ (b)	12,550	—	(c)

7.40%, 9/1/2025 ‡ (b)	9,300	—	(c)

6.75%, 5/1/2028 ‡ (b) (d)	10,255	—	(c)

8.38%, 7/15/2033 ‡ (b)	34,006	—	(c)

7.75%, 3/15/2036 ‡ (b)	3,415	—	(c)

7.38%, 5/23/2048 ‡ (b)	6,000	—	(c)

PM General Purchaser LLC 9.50%, 10/1/2028 (a)	10,526	11,589

		38,231

Banks — 0.9%

Bank of America Corp. Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (e) (f) (g)	17,177	19,086

Barclays plc (United Kingdom)

(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (e) (f) (g)	6,252	6,782

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	169

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024 (e) (f) (g)	10,787	12,176

Citigroup, Inc.

Series R, (ICE LIBOR USD 3 Month + 4.48%), 4.68%, 5/15/2021 (e) (f) (g)	3,582	3,586

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (e) (f) (g)	2,725	2,957

Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (e) (f) (g)	9,565	10,907

Societe Generale SA (France) (USD Swap Semi 5 Year + 6.24%), 7.37%, 9/13/2021 (a) (e) (f) (g)	14,360	14,656

		70,150

Biotechnology — 0.1%

Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	5,685	5,765

Building Products — 1.3%

Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	2,082	2,186

American Woodmark Corp. 4.88%, 3/15/2026 (a)	5,495	5,597

Forterra Finance LLC 6.50%, 7/15/2025 (a)	5,495	5,907

Griffon Corp. 5.75%, 3/1/2028	19,595	20,575

JELD-WEN, Inc.

6.25%, 5/15/2025 (a)	8,820	9,415

4.88%, 12/15/2027 (a)	14,431	14,981

PGT Innovations, Inc. 6.75%, 8/1/2026 (a)	9,732	10,316

Standard Industries, Inc.

5.00%, 2/15/2027 (a)	6,715	6,933

4.75%, 1/15/2028 (a)	5,910	6,132

3.38%, 1/15/2031 (a)	5,199	4,977

Summit Materials LLC

5.13%, 6/1/2025 (a)	8,090	8,211

5.25%, 1/15/2029 (a)	2,529	2,684

		97,914

Capital Markets — 0.3%

LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	14,219	14,648

MSCI, Inc.

4.75%, 8/1/2026 (a)	1,025	1,056

5.38%, 5/15/2027 (a)	5,307	5,652

		21,356

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — 2.1%

Axalta Coating Systems LLC

4.75%, 6/15/2027 (a)	10,653	11,134

3.38%, 2/15/2029 (a)	8,857	8,591

Chemours Co. (The) 5.75%, 11/15/2028 (a)	4,300	4,407

CVR Partners LP 9.25%, 6/15/2023 (a)	34,715	35,248

Element Solutions, Inc. 3.88%, 9/1/2028 (a)	5,223	5,217

GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	8,401	8,645

Hexion, Inc. 7.88%, 7/15/2027 (a)	5,960	6,318

INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (a)	10,757	10,921

INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,985	1,980

Nouryon Holding BV (Netherlands) 8.00%, 10/1/2026 (a)	492	524

NOVA Chemicals Corp. (Canada)

5.25%, 8/1/2023 (a)	2,160	2,147

4.88%, 6/1/2024 (a)	2,865	2,965

5.00%, 5/1/2025 (a)	9,382	9,710

5.25%, 6/1/2027 (a)	20,316	21,180

Scotts Miracle-Gro Co. (The)

5.25%, 12/15/2026	1,218	1,276

4.50%, 10/15/2029	3,052	3,236

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	16,359	16,590

Venator Finance SARL 9.50%, 7/1/2025 (a)	6,750	7,627

W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)	5,040	5,225

		162,941

Commercial Services & Supplies — 2.1%

ACCO Brands Corp. 5.25%, 12/15/2024 (a)	14,571	14,935

ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	14,447	15,296

Allied Universal Holdco LLC

6.63%, 7/15/2026 (a)	3,555	3,765

9.75%, 7/15/2027 (a)	3,446	3,803

Aramark Services, Inc. 5.00%, 2/1/2028 (a)	12,498	12,810

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	22,249	22,929

CoreCivic, Inc.

5.00%, 10/15/2022	445	447

4.63%, 5/1/2023	6,868	6,645

Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	9,805	9,731

GFL Environmental, Inc. (Canada)

4.25%, 6/1/2025 (a)	1,000	1,025

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Commercial Services & Supplies — continued

3.75%, 8/1/2025 (a)	14,105	14,405

4.00%, 8/1/2028 (a)	5,384	5,249

Interface, Inc. 5.50%, 12/1/2028 (a)	9,000	9,428

Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	4,398	4,507

Nielsen Finance LLC 5.00%, 4/15/2022 (a)	1,079	1,082

Prime Security Services Borrower LLC

5.25%, 4/15/2024 (a)	2,543	2,711

5.75%, 4/15/2026 (a)	17,345	18,689

3.38%, 8/31/2027 (a)	9,054	8,827

Stericycle, Inc. 3.88%, 1/15/2029 (a)	5,686	5,727

		162,011

Communications Equipment — 1.1%

CommScope Technologies LLC

6.00%, 6/15/2025 (a)	7,848	7,980

5.00%, 3/15/2027 (a)	6,000	5,878

CommScope, Inc.

5.50%, 3/1/2024 (a)	8,847	9,079

6.00%, 3/1/2026 (a)	20,426	21,473

8.25%, 3/1/2027 (a)	15,295	16,117

7.13%, 7/1/2028 (a)	8,830	9,260

Plantronics, Inc.

5.50%, 5/31/2023 (a)	12,130	12,202

4.75%, 3/1/2029 (a)	6,002	5,987

		87,976

Construction & Engineering — 0.3%

MasTec, Inc. 4.50%, 8/15/2028 (a)	15,726	16,437

Pike Corp. 5.50%, 9/1/2028 (a)	7,866	8,180

		24,617

Consumer Finance — 2.8%

Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	4,857	4,893

Ford Motor Credit Co. LLC

3.22%, 1/9/2022	9,969	10,081

2.98%, 8/3/2022	1,975	1,995

3.35%, 11/1/2022	6,770	6,880

3.09%, 1/9/2023	4,640	4,708

3.10%, 5/4/2023	2,945	2,991

3.37%, 11/17/2023	8,160	8,383

4.69%, 6/9/2025	260	277

5.13%, 6/16/2025	7,150	7,722

4.13%, 8/4/2025	3,314	3,488

3.38%, 11/13/2025	12,720	12,928

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

4.39%, 1/8/2026	23,838	25,171

4.54%, 8/1/2026	24,154	25,784

4.27%, 1/9/2027	13,424	14,196

4.13%, 8/17/2027	13,285	13,983

4.00%, 11/13/2030	14,562	14,890

Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024 (a) (h)	12,787	11,438

ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.48%, 12/21/2065 (a) (f)	24,298	20,265

OneMain Finance Corp.

6.88%, 3/15/2025	4,253	4,797

7.13%, 3/15/2026	13,277	15,335

6.63%, 1/15/2028	1,300	1,478

4.00%, 9/15/2030	3,142	3,050

		214,733

Containers & Packaging — 2.0%

Ardagh Packaging Finance plc

6.00%, 2/15/2025 (a)	3,738	3,864

4.13%, 8/15/2026 (a)	4,250	4,398

5.25%, 8/15/2027 (a)	36,185	37,486

Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	4,338	4,690

Greif, Inc. 6.50%, 3/1/2027 (a)	18,524	19,450

LABL Escrow Issuer LLC

6.75%, 7/15/2026 (a)	18,730	20,088

10.50%, 7/15/2027 (a)	1,417	1,582

Mauser Packaging Solutions Holding Co.

5.50%, 4/15/2024 (a)	19,635	19,733

7.25%, 4/15/2025 (a)	14,704	14,530

Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	7,810	8,376

Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	6,722	6,701

Trivium Packaging Finance BV (Netherlands)

5.50%, 8/15/2026 (a) (i)	5,803	6,072

8.50%, 8/15/2027 (a) (i)	5,412	5,804

		152,774

Distributors — 0.5%

American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	580	586

Performance Food Group, Inc.

6.88%, 5/1/2025 (a)	1,365	1,457

5.50%, 10/15/2027 (a)	8,339	8,757

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	171

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Distributors — continued

Wolverine Escrow LLC

8.50%, 11/15/2024 (a)	4,092	4,000

9.00%, 11/15/2026 (a)	18,668	18,388

13.13%, 11/15/2027 (a)	4,215	3,497

		36,685

Diversified Consumer Services — 0.1%

Service Corp. International 3.38%, 8/15/2030	5,314	5,214

Diversified Financial Services — 0.3%

Sabre GLBL, Inc.

9.25%, 4/15/2025 (a)	4,680	5,552

7.38%, 9/1/2025 (a)	13,350	14,454

		20,006

Diversified Telecommunication Services — 9.0%

Altice France Holding SA (Luxembourg)

10.50%, 5/15/2027 (a)	13,799	15,514

6.00%, 2/15/2028 (a)	5,145	5,036

Altice France SA (France)

7.38%, 5/1/2026 (a)	45,812	47,768

8.13%, 2/1/2027 (a)	8,701	9,484

CCO Holdings LLC

5.75%, 2/15/2026 (a)	50,255	51,941

5.50%, 5/1/2026 (a)	25,962	26,858

5.13%, 5/1/2027 (a)	82,857	86,801

5.88%, 5/1/2027 (a)	20,110	20,814

5.00%, 2/1/2028 (a)	12,704	13,307

5.38%, 6/1/2029 (a)	2,091	2,254

4.75%, 3/1/2030 (a)	30,294	31,618

4.25%, 2/1/2031 (a)	23,313	23,604

Cincinnati Bell, Inc.

7.00%, 7/15/2024 (a)	13,403	13,939

8.00%, 10/15/2025 (a)	6,014	6,405

Embarq Corp. 8.00%, 6/1/2036	27,786	33,031

Frontier Communications Corp.

7.13%, 1/15/2023 (b)	3,700	1,970

7.63%, 4/15/2024 (b)	3,282	1,772

6.88%, 1/15/2025 (b)	13,438	7,089

11.00%, 9/15/2025 (b)	10,429	5,944

5.88%, 10/15/2027 (a)	12,190	13,043

5.00%, 5/1/2028 (a)	21,975	22,628

6.75%, 5/1/2029 (a)	2,246	2,352

Intelsat Jackson Holdings SA (Luxembourg)

5.50%, 8/1/2023 (b)	29,162	18,518

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

8.00%, 2/15/2024 (a) (b) (i)	13,382	13,817

8.50%, 10/15/2024 (a) (b)	40,649	26,422

9.75%, 7/15/2025 (a) (b)	8,659	5,547

Level 3 Financing, Inc.

5.38%, 5/1/2025	27,110	27,815

4.63%, 9/15/2027 (a)	1,875	1,940

4.25%, 7/1/2028 (a)	12,280	12,453

3.63%, 1/15/2029 (a)	5,406	5,319

Lumen Technologies, Inc.

Series Y, 7.50%, 4/1/2024	6,740	7,566

5.13%, 12/15/2026 (a)	16,460	17,160

4.00%, 2/15/2027 (a)	16,190	16,549

Series G, 6.88%, 1/15/2028	4,143	4,673

4.50%, 1/15/2029 (a)	3,960	3,953

Sprint Capital Corp. 8.75%, 3/15/2032	41,928	62,389

Switch Ltd. 3.75%, 9/15/2028 (a)	1,738	1,770

Telecom Italia Capital SA (Italy)

6.38%, 11/15/2033	4,683	5,532

6.00%, 9/30/2034	2,580	2,967

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	5,359	5,802

Virgin Media Secured Finance plc (United Kingdom)

5.50%, 5/15/2029 (a)	2,815	3,017

4.50%, 8/15/2030 (a)	17,837	18,238

		704,619

Electric Utilities — 0.9%

NextEra Energy Operating Partners LP 4.25%, 7/15/2024 (a)	6,055	6,403

NRG Energy, Inc.

7.25%, 5/15/2026	3,280	3,414

6.63%, 1/15/2027	15,745	16,373

5.75%, 1/15/2028	7,134	7,580

3.38%, 2/15/2029 (a)	5,397	5,342

3.63%, 2/15/2031 (a)	2,696	2,656

PG&E Corp.

5.00%, 7/1/2028	13,745	14,449

5.25%, 7/1/2030	2,206	2,360

Texas Competitive Electric Holdings Co. LLC

11.50%, 10/1/2020 ‡ (b)	15,375	12

8.50%, 10/1/2021 ‡ (b)	83,215	125

8.50%, 12/1/2021 ‡ (b)	70,354	71

Vistra Operations Co. LLC

5.50%, 9/1/2026 (a)	12,717	13,194

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

5.63%, 2/15/2027 (a)	123	129

		72,108

Electrical Equipment — 0.0% (j)

Sensata Technologies BV 5.00%, 10/1/2025 (a)	3,494	3,834

Electronic Equipment, Instruments & Components — 0.4%

CDW LLC

4.25%, 4/1/2028	14,570	15,119

3.25%, 2/15/2029	6,433	6,330

MTS Systems Corp. 5.75%, 8/15/2027 (a)	7,045	7,665

Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	5,345	5,365

		34,479

Energy Equipment & Services — 0.7%

Archrock Partners LP

6.88%, 4/1/2027 (a)	1,752	1,849

6.25%, 4/1/2028 (a)	590	614

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	4,310	3,827

Oceaneering International, Inc. 6.00%, 2/1/2028	2,865	2,793

Precision Drilling Corp. (Canada)

5.25%, 11/15/2024	2,756	2,577

7.13%, 1/15/2026 (a)	8,000	7,760

Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025 (a)	4,140	2,639

Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (e) (g) (h)	8,819	226

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	10,631	10,152

Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	18,068	16,894

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	1,200	1,158

Transocean, Inc. 11.50%, 1/30/2027 (a)	9,139	7,491

		57,980

Entertainment — 1.8%

AMC Entertainment Holdings, Inc.

10.50%, 4/24/2026 (a)	4,861	5,055

12.00% (PIK), 6/15/2026 (a) (h)	13,513	10,063

Cinemark USA, Inc.

4.88%, 6/1/2023	8,979	8,887

8.75%, 5/1/2025 (a)	5,315	5,780

Live Nation Entertainment, Inc.

4.88%, 11/1/2024 (a)	9,000	9,102

5.63%, 3/15/2026 (a)	7,696	7,888

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Entertainment — continued

6.50%, 5/15/2027 (a)	18,428	20,341

4.75%, 10/15/2027 (a)	9,570	9,668

Netflix, Inc.

4.88%, 4/15/2028	5,186	5,904

5.88%, 11/15/2028	26,339	31,599

5.38%, 11/15/2029 (a)	3,225	3,810

4.88%, 6/15/2030 (a)	6,112	7,029

WMG Acquisition Corp.

3.88%, 7/15/2030 (a)	13,525	13,831

3.00%, 2/15/2031 (a)	1,696	1,630

		140,587

Equity Real Estate Investment Trusts (REITs) — 2.1%

Iron Mountain, Inc.

5.00%, 7/15/2028 (a)	5,366	5,567

4.50%, 2/15/2031 (a)	10,552	10,475

MGM Growth Properties Operating Partnership LP

4.63%, 6/15/2025 (a)	4,853	5,144

5.75%, 2/1/2027	30,270	34,205

3.88%, 2/15/2029 (a)	9,913	10,037

RHP Hotel Properties LP

5.00%, 4/15/2023	15,568	15,602

4.75%, 10/15/2027	17,200	17,443

4.50%, 2/15/2029 (a)	6,253	6,175

SBA Communications Corp. 3.88%, 2/15/2027	11,891	12,325

Uniti Group LP 6.00%, 4/15/2023 (a)	500	508

VICI Properties LP

3.50%, 2/15/2025 (a)	1,685	1,708

4.25%, 12/1/2026 (a)	20,744	21,395

3.75%, 2/15/2027 (a)	9,165	9,303

4.63%, 12/1/2029 (a)	10,140	10,644

4.13%, 8/15/2030 (a)	2,990	3,110

		163,641

Food & Staples Retailing — 1.5%

Albertsons Cos., Inc.

3.25%, 3/15/2026 (a)	6,497	6,428

7.50%, 3/15/2026 (a)	21,225	23,222

4.63%, 1/15/2027 (a)	8,311	8,604

5.88%, 2/15/2028 (a)	1,832	1,951

3.50%, 3/15/2029 (a)	16,404	15,760

New Albertsons LP

7.75%, 6/15/2026	2,278	2,614

6.63%, 6/1/2028	3,704	4,130

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	173

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food & Staples Retailing — continued

7.45%, 8/1/2029	3,725	4,433

8.00%, 5/1/2031	10,637	13,296

Rite Aid Corp.

7.50%, 7/1/2025 (a)	14,593	15,287

8.00%, 11/15/2026 (a)	22,085	23,258

		118,983

Food Products — 1.2%

Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	18,406	18,820

Lamb Weston Holdings, Inc.

4.88%, 11/1/2026 (a)	20,671	21,420

4.88%, 5/15/2028 (a)	1,836	2,001

Post Holdings, Inc.

5.00%, 8/15/2026 (a)	31,088	32,440

5.75%, 3/1/2027 (a)	6,637	6,950

5.63%, 1/15/2028 (a)	505	530

5.50%, 12/15/2029 (a)	255	275

4.63%, 4/15/2030 (a)	6,786	6,888

TreeHouse Foods, Inc.

6.00%, 2/15/2024 (a)	177	180

4.00%, 9/1/2028	536	551

		90,055

Gas Utilities — 0.1%

AmeriGas Partners LP

5.50%, 5/20/2025	1,157	1,267

5.88%, 8/20/2026	3,782	4,264

5.75%, 5/20/2027	3,008	3,389

		8,920

Health Care Equipment & Supplies — 0.5%

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	16,661	17,369

Hill-Rom Holdings, Inc. 5.00%, 2/15/2025 (a)	5,740	5,889

Hologic, Inc. 3.25%, 2/15/2029 (a)	10,818	10,797

Teleflex, Inc. 4.88%, 6/1/2026	7,750	7,983

		42,038

Health Care Providers & Services — 7.4%

Acadia Healthcare Co., Inc.

5.63%, 2/15/2023	2,407	2,407

6.50%, 3/1/2024	5,835	5,930

5.00%, 4/15/2029 (a)	4,850	5,062

AdaptHealth LLC 4.63%, 8/1/2029 (a)	3,040	3,045

Centene Corp.

4.75%, 1/15/2025	12,931	13,254

5.38%, 6/1/2026 (a)	800	836

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

4.25%, 12/15/2027	21,316	22,195

4.63%, 12/15/2029	41,073	44,318

Community Health Systems, Inc.

5.63%, 3/15/2027 (a)	10,310	10,858

6.00%, 1/15/2029 (a)	5,280	5,597

4.75%, 2/15/2031 (a)	7,795	7,644

DaVita, Inc.

4.63%, 6/1/2030 (a)	9,560	9,727

3.75%, 2/15/2031 (a)	25,311	24,120

Encompass Health Corp.

4.50%, 2/1/2028	27,281	28,362

4.63%, 4/1/2031	6,073	6,451

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	10,081	7,208

Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	12,075	12,558

HCA, Inc.

5.38%, 2/1/2025	35,655	39,978

5.88%, 2/15/2026	20,710	23,940

5.38%, 9/1/2026	57,203	65,288

5.63%, 9/1/2028	28,419	33,037

5.88%, 2/1/2029	9,375	11,052

3.50%, 9/1/2030	6,706	6,977

Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	7,515	8,135

RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	5,161	5,342

Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	6,549	5,894

Tenet Healthcare Corp.

4.63%, 7/15/2024	36,643	37,193

4.63%, 9/1/2024 (a)	4,888	5,010

7.50%, 4/1/2025 (a)	14,065	15,270

5.13%, 5/1/2025	23,981	24,101

4.88%, 1/1/2026 (a)	43,219	44,675

6.25%, 2/1/2027 (a)	19,510	20,593

5.13%, 11/1/2027 (a)	18,731	19,634

		575,691

Health Care Technology — 0.3%

IQVIA, Inc.

5.00%, 10/15/2026 (a)	15,503	16,040

5.00%, 5/15/2027 (a)	10,345	10,823

		26,863

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — 5.4%

1011778 BC ULC (Canada)

5.75%, 4/15/2025 (a)	3,826	4,079

3.50%, 2/15/2029 (a)	4,303	4,217

4.00%, 10/15/2030 (a)	23,966	23,372

Boyd Gaming Corp.

6.38%, 4/1/2026	2,886	2,982

6.00%, 8/15/2026	4,632	4,797

Boyne USA, Inc. 7.25%, 5/1/2025 (a)	23,217	24,151

Carnival Corp.

11.50%, 4/1/2023 (a)	5,792	6,604

10.50%, 2/1/2026 (a)	3,418	3,973

Cedar Fair LP

5.50%, 5/1/2025 (a)	6,925	7,258

5.38%, 4/15/2027	330	338

Chukchansi Economic Development Authority 9.75%, 5/30/2020 (a) (b)	20,268	9,627

Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	13,202	12,278

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	12,976	13,235

Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	9,230	10,421

Hilton Domestic Operating Co., Inc.

5.38%, 5/1/2025 (a)	5,858	6,161

5.75%, 5/1/2028 (a)	6,130	6,640

3.75%, 5/1/2029 (a)	4,557	4,636

4.88%, 1/15/2030	6,285	6,772

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	9,020	9,403

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	9,112	9,476

International Game Technology plc

6.50%, 2/15/2025 (a)	19,896	21,985

5.25%, 1/15/2029 (a)	2,569	2,720

IRB Holding Corp. 7.00%, 6/15/2025 (a)	4,185	4,542

Marriott Ownership Resorts, Inc.

6.13%, 9/15/2025 (a)	11,095	11,788

6.50%, 9/15/2026	17,496	18,204

4.75%, 1/15/2028	428	431

MGM Resorts International

7.75%, 3/15/2022	4,435	4,679

6.00%, 3/15/2023	5,430	5,790

6.75%, 5/1/2025	2,740	2,934

5.75%, 6/15/2025	3,017	3,322

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

4.63%, 9/1/2026	17,218	18,057

Royal Caribbean Cruises Ltd.

10.88%, 6/1/2023 (a)	4,794	5,431

9.13%, 6/15/2023 (a)	6,925	7,600

11.50%, 6/1/2025 (a)	13,871	16,229

Six Flags Entertainment Corp.

4.88%, 7/31/2024 (a)	16,272	16,285

5.50%, 4/15/2027 (a)	10,614	10,839

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	4,652	5,015

Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	8,809	9,240

Station Casinos LLC

5.00%, 10/1/2025 (a)	6,980	7,037

4.50%, 2/15/2028 (a)	13,855	13,803

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	18,228	19,466

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	16,009	16,969

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	10,378	10,923

Yum! Brands, Inc.

7.75%, 4/1/2025 (a)	2,975	3,264

4.75%, 1/15/2030 (a)	3,448	3,598

3.63%, 3/15/2031	9,709	9,333

		419,904

Household Durables — 0.7%

CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	12,124	12,882

Newell Brands, Inc.

4.88%, 6/1/2025	1,829	2,015

4.70%, 4/1/2026 (i)	14,960	16,589

5.87%, 4/1/2036 (i)	4,420	5,503

Tempur Sealy International, Inc. 5.50%, 6/15/2026	19,174	19,833

		56,822

Household Products — 1.0%

Central Garden & Pet Co. 4.13%, 10/15/2030	8,056	8,365

Energizer Holdings, Inc.

4.75%, 6/15/2028 (a)	17,831	18,227

4.38%, 3/31/2029 (a)	16,433	16,392

Spectrum Brands, Inc.

6.13%, 12/15/2024	7,694	7,879

5.75%, 7/15/2025	13,571	13,978

5.00%, 10/1/2029 (a)	1,584	1,687

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	175

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Household Products — continued

5.50%, 7/15/2030 (a)	7,875	8,486

3.88%, 3/15/2031 (a)	3,497	3,457

		78,471

Independent Power and Renewable Electricity Producers — 0.4%

Calpine Corp.

5.25%, 6/1/2026 (a)	12,337	12,692

4.63%, 2/1/2029 (a)	5,359	5,292

5.00%, 2/1/2031 (a)	6,655	6,586

Clearway Energy Operating LLC 5.00%, 9/15/2026	4,263	4,391

		28,961

Internet & Direct Marketing Retail — 0.3%

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	20,120	21,583

IT Services — 0.7%

Arches Buyer, Inc.

4.25%, 6/1/2028 (a)	6,842	6,899

6.13%, 12/1/2028 (a)	2,269	2,346

Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	9,296	9,241

Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	9,253	9,477

Exela Intermediate LLC 10.00%, 7/15/2023 (a)	28,990	9,349

Gartner, Inc.

4.50%, 7/1/2028 (a)	2,851	2,994

3.75%, 10/1/2030 (a)	4,893	4,954

Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,820	5,025

Science Applications International Corp. 4.88%, 4/1/2028 (a)	2,475	2,580

		52,865

Leisure Products — 0.3%

Mattel, Inc. 5.88%, 12/15/2027 (a)	6,105	6,646

Vista Outdoor, Inc.

5.88%, 10/1/2023	4,960	5,039

4.50%, 3/15/2029 (a)	11,708	11,607

		23,292

Life Sciences Tools & Services — 0.0% (j)

Syneos Health, Inc. 3.63%, 1/15/2029 (a)	2,504	2,454

Machinery — 0.9%

ATS Automation Tooling Systems, Inc. (Canada) 4.13%, 12/15/2028 (a)	3,017	3,051

EnPro Industries, Inc. 5.75%, 10/15/2026	681	719

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — continued

Hillman Group, Inc. (The) 6.38%, 7/15/2022 (a)	14,843	14,890

RBS Global, Inc. 4.88%, 12/15/2025 (a)	15,325	15,727

SPX FLOW, Inc. 5.88%, 8/15/2026 (a)	10,739	11,169

Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	1,456	1,567

Terex Corp. 5.63%, 2/1/2025 (a)	16,082	16,504

TriMas Corp. 4.88%, 10/15/2025 (a)	5,000	5,100

Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	4,275	4,457

Welbilt, Inc. 9.50%, 2/15/2024	40	41

		73,225

Media — 7.7%

Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (a)	24,015	25,098

AMC Networks, Inc. 5.00%, 4/1/2024	103	104

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	10,980	11,145

Clear Channel Worldwide Holdings, Inc.

9.25%, 2/15/2024	52,483	54,648

5.13%, 8/15/2027 (a)	20,684	21,015

CSC Holdings LLC

5.50%, 5/15/2026 (a)	8,850	9,162

5.50%, 4/15/2027 (a)	29,730	31,282

5.38%, 2/1/2028 (a)	10,162	10,743

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	9,726	6,878

DISH DBS Corp.

6.75%, 6/1/2021	24,699	24,977

5.88%, 7/15/2022	9,330	9,728

5.00%, 3/15/2023	34,382	35,414

5.88%, 11/15/2024	48,883	51,151

7.75%, 7/1/2026	31,978	35,192

Entercom Media Corp.

7.25%, 11/1/2024 (a)	16,821	17,013

6.50%, 5/1/2027 (a)	7,153	7,307

GCI LLC 4.75%, 10/15/2028 (a)	12,287	12,702

Gray Television, Inc.

5.88%, 7/15/2026 (a)	8,110	8,394

7.00%, 5/15/2027 (a)	9,528	10,409

4.75%, 10/15/2030 (a)	3,969	3,969

iHeartCommunications, Inc.

6.38%, 5/1/2026	5,191	5,492

8.38%, 5/1/2027	25,312	26,840

5.25%, 8/15/2027 (a)	6,860	7,032

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

Lamar Media Corp. 4.88%, 1/15/2029	3,265	3,436

Liberty Interactive LLC 8.25%, 2/1/2030	4,134	4,821

Meredith Corp. 6.88%, 2/1/2026	20,169	20,579

Midcontinent Communications 5.38%, 8/15/2027 (a)	4,561	4,812

National CineMedia LLC 5.88%, 4/15/2028 (a)	6,030	5,548

Nexstar Broadcasting, Inc.

5.63%, 7/15/2027 (a)	14,853	15,688

4.75%, 11/1/2028 (a)	14,707	15,020

Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	3,000	3,049

Scripps Escrow II, Inc.

3.88%, 1/15/2029 (a)	3,660	3,594

5.38%, 1/15/2031 (a)	3,542	3,591

Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,300	1,355

Sirius XM Radio, Inc.

4.63%, 7/15/2024 (a)	1,519	1,564

5.38%, 7/15/2026 (a)	43,101	44,515

5.00%, 8/1/2027 (a)	18,160	18,909

UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	2,635	2,711

ViacomCBS, Inc. (ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (f)	9,929	10,127

Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	11,259	11,752

		596,766

Metals & Mining — 2.1%

Alcoa Nederland Holding BV

6.75%, 9/30/2024 (a)	15,085	15,651

7.00%, 9/30/2026 (a)	8,977	9,426

5.50%, 12/15/2027 (a)	8,367	8,869

Allegheny Technologies, Inc. 5.88%, 12/1/2027	7,169	7,572

Arconic Corp.

6.00%, 5/15/2025 (a)	7,610	8,086

6.13%, 2/15/2028 (a)	12,352	13,035

Big River Steel LLC 6.63%, 1/31/2029 (a)	10,809	11,589

Carpenter Technology Corp. 6.38%, 7/15/2028	6,581	7,248

Cleveland-Cliffs, Inc.

4.63%, 3/1/2029 (a)	7,380	7,223

4.88%, 3/1/2031 (a)	5,271	5,143

Commercial Metals Co. 5.38%, 7/15/2027	4,415	4,680

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued

Constellium SE

5.75%, 5/15/2024 (a)	855	867

5.88%, 2/15/2026 (a)	3,490	3,587

Freeport-McMoRan, Inc.

4.13%, 3/1/2028	9,800	10,290

4.38%, 8/1/2028	15,062	16,054

5.40%, 11/14/2034	4,153	5,145

Novelis Corp.

5.88%, 9/30/2026 (a)	7,125	7,424

4.75%, 1/30/2030 (a)	7,520	7,837

United States Steel Corp.

12.00%, 6/1/2025 (a)	7,239	8,694

6.88%, 3/1/2029	6,419	6,295

		164,715

Multiline Retail — 0.6%

Macy’s, Inc. 8.38%, 6/15/2025 (a)	16,885	18,658

NMG Holding Co., Inc. (ICE LIBOR USD 3 Month + 12.00%, 1.00%), 13.00%, 9/25/2025 ‡ (a) (f)	7,201	7,768

Nordstrom, Inc.

8.75%, 5/15/2025 (a)	13,786	15,369

4.00%, 3/15/2027	2,162	2,142

4.38%, 4/1/2030	3,472	3,393

		47,330

Oil, Gas & Consumable Fuels — 9.9%

Antero Midstream Partners LP

5.38%, 9/15/2024	9,435	9,506

7.88%, 5/15/2026 (a)	8,633	9,394

5.75%, 3/1/2027 (a)	4,620	4,637

5.75%, 1/15/2028 (a)	10,914	11,003

Antero Resources Corp.

5.63%, 6/1/2023	9,784	9,796

8.38%, 7/15/2026 (a)	8,379	9,165

7.63%, 2/1/2029 (a)	2,405	2,564

Apache Corp.

3.25%, 4/15/2022	8,750	8,772

4.63%, 11/15/2025	1,812	1,878

4.88%, 11/15/2027	812	851

Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	11,660	10,277

Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	4,070	4,376

Buckeye Partners LP

4.15%, 7/1/2023	2,734	2,768

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	177

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

4.13%, 3/1/2025 (a)	8,480	8,634

4.13%, 12/1/2027	3,958	3,974

4.50%, 3/1/2028 (a)	7,996	8,096

California Resources Corp. 7.13%, 2/1/2026 (a)	8,584	8,589

Callon Petroleum Co. 6.25%, 4/15/2023	12,343	11,510

Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	205	239

Cheniere Energy Partners LP

5.25%, 10/1/2025	16,780	17,247

5.63%, 10/1/2026	6,250	6,494

4.50%, 10/1/2029	601	633

4.00%, 3/1/2031 (a) (k)	5,799	5,844

Cheniere Energy, Inc. 4.63%, 10/15/2028 (a)	17,278	17,964

Chesapeake Energy Corp.

5.50%, 2/1/2026 (a)	3,204	3,340

5.88%, 2/1/2029 (a)	3,204	3,421

CNX Resources Corp. 6.00%, 1/15/2029 (a)	6,218	6,506

Comstock Resources, Inc.

7.50%, 5/15/2025 (a)	18,580	19,370

9.75%, 8/15/2026	17,785	19,345

6.75%, 3/1/2029 (a)	10,034	10,410

Continental Resources, Inc. 5.75%, 1/15/2031 (a)	15,350	17,303

Crestwood Midstream Partners LP 5.75%, 4/1/2025	10,009	10,065

DCP Midstream Operating LP

3.88%, 3/15/2023	940	968

5.63%, 7/15/2027	5,950	6,440

6.75%, 9/15/2037 (a)	6,546	7,364

Delek Logistics Partners LP 6.75%, 5/15/2025	12,634	12,504

Endeavor Energy Resources LP 6.63%, 7/15/2025 (a)	4,650	4,888

EnLink Midstream Partners LP

Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (e) (f) (g)	14,202	8,468

4.40%, 4/1/2024	5,962	6,007

4.15%, 6/1/2025	3,905	3,875

EQM Midstream Partners LP

4.75%, 7/15/2023	149	154

6.00%, 7/1/2025 (a)	11,608	12,263

4.13%, 12/1/2026	3,075	3,006

6.50%, 7/1/2027 (a)	5,150	5,524

4.50%, 1/15/2029 (a)	9,093	8,815

4.75%, 1/15/2031 (a)	9,093	8,763

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

EQT Corp.

7.63%, 2/1/2025 (i)	8,435	9,812

3.90%, 10/1/2027	1,685	1,747

5.00%, 1/15/2029	4,315	4,725

Genesis Energy LP

6.25%, 5/15/2026	7,665	7,263

8.00%, 1/15/2027	3,780	3,837

7.75%, 2/1/2028	6,709	6,626

Gulfport Energy Corp.

6.00%, 10/15/2024 (b)	10,250	9,391

6.38%, 5/15/2025 (b)	1,796	1,646

6.38%, 1/15/2026 (b)	8,845	8,104

Hilcorp Energy I LP 6.25%, 11/1/2028 (a)	9,002	9,396

Holly Energy Partners LP 5.00%, 2/1/2028 (a)	5,425	5,465

MEG Energy Corp. (Canada)

6.50%, 1/15/2025 (a)	6,434	6,635

7.13%, 2/1/2027 (a)	10,428	10,946

5.88%, 2/1/2029 (a)	3,671	3,727

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	5,340	5,506

NuStar Logistics LP

5.75%, 10/1/2025	5,295	5,639

6.00%, 6/1/2026	3,170	3,381

5.63%, 4/28/2027	8,824	9,221

6.38%, 10/1/2030	4,295	4,747

Occidental Petroleum Corp.

2.70%, 8/15/2022	1,086	1,074

2.90%, 8/15/2024	5,750	5,596

8.00%, 7/15/2025	9,286	10,777

5.88%, 9/1/2025	14,749	16,003

5.50%, 12/1/2025	6,186	6,552

3.40%, 4/15/2026	6,055	5,879

8.50%, 7/15/2027	9,497	11,370

6.38%, 9/1/2028	5,974	6,631

8.88%, 7/15/2030	12,638	16,153

6.63%, 9/1/2030	6,392	7,271

6.13%, 1/1/2031	8,391	9,374

Ovintiv, Inc.

8.13%, 9/15/2030	2,724	3,619

6.50%, 8/15/2034	2,875	3,586

PBF Holding Co. LLC

9.25%, 5/15/2025 (a)	5,910	5,760

6.00%, 2/15/2028	6,790	4,312

PBF Logistics LP 6.88%, 5/15/2023	3,058	2,974

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

QEP Resources, Inc.

5.25%, 5/1/2023	510	541

5.63%, 3/1/2026	84	95

Range Resources Corp.

9.25%, 2/1/2026	12,430	13,527

8.25%, 1/15/2029 (a)	4,797	5,155

SM Energy Co. 6.63%, 1/15/2027	4,748	4,475

Southwestern Energy Co. 8.38%, 9/15/2028	10,208	11,286

Sunoco LP 4.50%, 5/15/2029 (a)	6,333	6,333

Tallgrass Energy Partners LP

5.50%, 9/15/2024 (a)	10,083	10,133

7.50%, 10/1/2025 (a)	20,454	21,810

6.00%, 3/1/2027 (a)	1,750	1,766

6.00%, 12/31/2030 (a)	6,095	6,062

Targa Resources Partners LP

5.88%, 4/15/2026	29,549	30,769

5.38%, 2/1/2027	1,455	1,510

6.50%, 7/15/2027	7,560	8,128

5.00%, 1/15/2028	8,650	9,006

6.88%, 1/15/2029	397	440

4.88%, 2/1/2031 (a)	9,862	10,113

4.00%, 1/15/2032 (a)	5,614	5,503

TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	2,500	2,762

W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	7,726	6,413

WPX Energy, Inc.

5.88%, 6/15/2028	22,506	24,619

4.50%, 1/15/2030	1,410	1,498

		769,699

Personal Products — 0.3%

Edgewell Personal Care Co.

5.50%, 6/1/2028 (a)	12,775	13,560

4.13%, 4/1/2029 (a)	4,287	4,271

Prestige Brands, Inc.

6.38%, 3/1/2024 (a)	140	142

5.13%, 1/15/2028 (a)	3,415	3,573

		21,546

Pharmaceuticals — 3.6%

Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	6,492	6,630

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	33,844	37,514

8.50%, 1/31/2027 (a)	8,785	9,719

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued

Bausch Health Cos., Inc.

7.00%, 3/15/2024 (a)	4,624	4,724

6.13%, 4/15/2025 (a)	18,469	18,912

5.50%, 11/1/2025 (a)	58,562	60,272

9.00%, 12/15/2025 (a)	38,447	41,867

5.75%, 8/15/2027 (a)	3,257	3,510

7.00%, 1/15/2028 (a)	9,083	9,824

5.00%, 1/30/2028 (a)	6,116	6,238

5.00%, 2/15/2029 (a)	11,180	11,306

7.25%, 5/30/2029 (a)	6,171	6,837

5.25%, 2/15/2031 (a)	8,965	9,077

Catalent Pharma Solutions, Inc.

5.00%, 7/15/2027 (a)	6,219	6,545

3.13%, 2/15/2029 (a)	2,179	2,153

Endo Dac

5.88%, 10/15/2024 (a)	5,067	5,080

9.50%, 7/31/2027 (a)	8,336	9,388

6.00%, 6/30/2028 (a)	11,312	9,932

Mallinckrodt International Finance SA

5.75%, 8/1/2022 (a) (b)	5,020	2,648

5.63%, 10/15/2023 (a) (b)	5,340	2,763

5.50%, 4/15/2025 (a) (b)	11,780	6,096

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	8,452	9,086

		280,121

Professional Services — 0.1%

Jaguar Holding Co. II

4.63%, 6/15/2025 (a)	3,249	3,385

5.00%, 6/15/2028 (a)	3,255	3,450

		6,835

Real Estate Management & Development — 0.1%

Kennedy-Wilson, Inc.

4.75%, 3/1/2029	3,667	3,782

5.00%, 3/1/2031	3,666	3,785

		7,567

Road & Rail — 1.4%

Ashtead Capital, Inc. (United Kingdom) 4.13%, 8/15/2025 (a)	7,445	7,631

Avis Budget Car Rental LLC

6.38%, 4/1/2024 (a)	1,173	1,189

5.25%, 3/15/2025 (a)	22,141	22,273

10.50%, 5/15/2025 (a)	14,345	17,111

5.75%, 7/15/2027 (a)	4,120	4,259

5.38%, 3/1/2029 (a)	6,232	6,372

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	179

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Road & Rail — continued

Hertz Corp. (The)

7.63%, 6/1/2022 (a) (b)	4,543	4,725

5.50%, 10/15/2024 (a) (b)	9,358	7,030

7.13%, 8/1/2026 (a) (b)	22,954	17,359

6.00%, 1/15/2028 (a) (b)	25,758	19,383

		107,332

Semiconductors & Semiconductor Equipment — 0.9%

ams AG (Austria) 7.00%, 7/31/2025 (a)	5,410	5,897

Entegris, Inc.

4.63%, 2/10/2026 (a)	13,402	13,839

4.38%, 4/15/2028 (a)	8,369	8,781

Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	7,374	7,738

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	17,250	18,026

Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	17,572	18,141

		72,422

Software — 0.9%

ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	6,540	6,924

Ascend Learning LLC 6.88%, 8/1/2025 (a)	200	206

BY Crown Parent LLC 4.25%, 1/31/2026 (a)	7,831	8,066

CDK Global, Inc. 5.25%, 5/15/2029 (a)	17,053	18,355

Nuance Communications, Inc. 5.63%, 12/15/2026	11,115	11,643

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	20,900	22,078

ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)	739	734

		68,006

Specialty Retail — 1.7%

Asbury Automotive Group, Inc.

4.50%, 3/1/2028	5,011	5,161

4.75%, 3/1/2030	2,040	2,137

Gap, Inc. (The) 8.88%, 5/15/2027 (a)	3,130	3,666

L Brands, Inc.

6.88%, 7/1/2025 (a)	1,529	1,670

9.38%, 7/1/2025 (a)	1,114	1,379

6.63%, 10/1/2030 (a)	5,033	5,638

6.88%, 11/1/2035	517	627

6.75%, 7/1/2036	2,538	3,052

Lithia Motors, Inc. 4.38%, 1/15/2031 (a)	6,594	6,924

PetSmart, Inc.

7.13%, 3/15/2023 (a)	32,710	32,769

4.75%, 2/15/2028 (a)	6,651	6,878

7.75%, 2/15/2029 (a)	4,151	4,452

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued

Staples, Inc.

7.50%, 4/15/2026 (a)	34,426	34,502

10.75%, 4/15/2027 (a)	20,744	19,810

White Cap Buyer LLC 6.88%, 10/15/2028 (a)	4,730	5,030

		133,695

Technology Hardware, Storage & Peripherals — 0.5%

NCR Corp.

8.13%, 4/15/2025 (a)	1,881	2,048

5.75%, 9/1/2027 (a)	16,560	17,289

5.00%, 10/1/2028 (a)	7,920	8,040

6.13%, 9/1/2029 (a)	8,985	9,614

		36,991

Thrifts & Mortgage Finance — 0.4%

Nationstar Mortgage Holdings, Inc.

5.50%, 8/15/2028 (a)	8,008	8,228

5.13%, 12/15/2030 (a)	6,312	6,439

Quicken Loans LLC

5.25%, 1/15/2028 (a)	11,905	12,561

3.63%, 3/1/2029 (a)	5,402	5,348

3.88%, 3/1/2031 (a)	931	924

		33,500

Trading Companies & Distributors — 1.1%

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	13,760	14,482

United Rentals North America, Inc.

5.88%, 9/15/2026	16,572	17,416

5.50%, 5/15/2027	462	489

4.88%, 1/15/2028	7,280	7,699

5.25%, 1/15/2030	7,520	8,272

3.88%, 2/15/2031	7,169	7,331

WESCO Distribution, Inc.

7.13%, 6/15/2025 (a)	12,480	13,505

7.25%, 6/15/2028 (a)	12,480	13,868

		83,062

Wireless Telecommunication Services — 3.3%

Hughes Satellite Systems Corp. 6.63%, 8/1/2026	7,784	8,690

Sprint Corp.

7.88%, 9/15/2023	16,618	19,186

7.13%, 6/15/2024	39,573	45,566

7.63%, 2/15/2025	42,414	50,473

7.63%, 3/1/2026	46,504	57,102

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Wireless Telecommunication Services — continued

T-Mobile USA, Inc.

6.50%, 1/15/2026	19,445	20,053

4.50%, 2/1/2026	25,267	25,832

4.75%, 2/1/2028	25,874	27,364

United States Cellular Corp. 6.70%, 12/15/2033	4,743	5,877

		260,143

Total Corporate Bonds (Cost $6,688,179)		6,951,005

Loan Assignments — 6.5% (l)

Aerospace & Defense — 0.1%

Spirit AeroSystems, Inc. Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 1/15/2025 (f)	5,589	5,610

Auto Components — 0.1%

Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 3 Month + 4.25%), 4.39%, 5/6/2024 (f)	3,877	3,887

American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024 (f)	2,269	2,263

Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 1/31/2028 (f)	2,385	2,386

		8,536

Containers & Packaging — 0.6%

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.44%, 4/3/2024 (f)	22,311	21,914

Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.75%, 8/4/2027 (f)	20,903	20,924

Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 2/5/2023 (f)	3,364	3,355

		46,193

Diversified Financial Services — 0.5%

Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (f)	12,913	12,961

MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023 (f)	17,223	17,198

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Financial Services — continued

Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/17/2027 (f)	6,297	6,364

		36,523

Diversified Telecommunication Services — 0.5%

Altice France SA, 1st Lien Term loan B-13 (France) (ICE LIBOR USD 3 Month + 4.00%), 4.20%, 8/14/2026 (f)	7,105	7,091

Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (f)	7,766	7,762

Intelsat Jackson Holding, 1st Lien DIP Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 7/13/2022 (f)	21,665	21,983

		36,836

Electrical Equipment — 0.1%

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 3/2/2027 (f)	4,422	4,426

Food & Staples Retailing — 0.3%

Moran Foods LLC, 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 7.00%), 8.00%, 4/1/2024 ‡ (f)	13,128	14,047

Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024 (f)	9,652	8,229

		22,276

Food Products — 0.1%

Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024 (f)	5,976	5,978

Health Care Providers & Services — 0.3%

Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 10/10/2025 (f)	9,297	7,977

U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.13%, 6/26/2026 (f)	13,968	13,906

		21,883

Hotels, Restaurants & Leisure — 0.3%

IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027 (f)	10,665	10,701

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	181

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Hotels, Restaurants & Leisure — continued

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 8/14/2024 (f)	15,900	15,636

		26,337

Internet & Direct Marketing Retail — 0.2%

Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.63%, 2/19/2026 (f) (m)	7,932	7,883

Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026 (f)	7,645	7,669

		15,552

IT Services — 0.1%

Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 7/12/2023 (f)	6,486	2,303

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 3/9/2027 (f)	9,260	9,242

		11,545

Leisure Products — 0.5%

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (b) (f)	4,946	2,473

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2049 (b) (f)	20,056	—	(c)

Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024 (f)	12,713	12,235

Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023 (f) (m)	10,972	10,300

Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025 (f)	2,797	2,757

UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 3.00%), 3.75%, 4/29/2026 (f)	11,231	11,242

		39,007

Machinery — 0.2%

Navistar International, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.62%, 11/6/2024 (f)	11,236	11,233

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — continued

Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.27%, 3/28/2025 (f)	5,097	5,006

		16,239

Media — 0.5%

iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 5/1/2026 (f)	13,761	13,620

Meredith Corp., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.50%), 2.61%, 1/31/2025 (f)	7,638	7,596

(ICE LIBOR USD 3 Month + 4.25%), 2.61%, 1/31/2025 (f)	11,358	11,545

Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.87%, 9/18/2026 (f)	7,765	7,772

		40,533

Metals & Mining — 0.1%

Thyssenkrupp Elevator, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 4.48%, 6/30/2027 (f)	9,958	10,035

Personal Products — 0.3%

Nestle Skin Health SA, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 10/1/2026 (f)	23,174	23,250

Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 4.25%, 9/7/2023 (f)	7,888	3,648

		26,898

Pharmaceuticals — 0.6%

Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 5.50%), 6.50%, 9/6/2024 (f)	12,376	12,345

Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 6/2/2025 (f)	33,683	33,713

		46,058

Software — 0.2%

Ascend Learning LLC, Term Loan B

(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024 (f)	5,299	5,297

(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (f)	4,309	4,316

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Software — continued

Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.36%, 4/22/2027 (f)	5,831	5,858

		15,471

Specialty Retail — 0.8%

AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027 (f)	20,146	20,214

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.61%, 12/18/2026 (f) (n)	13,341	12,607

Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.25%), 4.00%, 12/28/2027 (f)	5,703	5,709

Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 1/1/2028 (f) (m)	12,670	12,638

Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.61%, 12/22/2025 (f) (m)	11,912	11,480

		62,648

Wireless Telecommunication Services — 0.1%

CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027 (f)	7,400	7,450

Total Loan Assignments (Cost $503,535)		506,034

	SHARES (000)
Common Stocks — 2.3%

Aerospace & Defense — 0.0% (j)

Remington Outdoor Co., Inc. * ‡	399	—	(c)

Communications Equipment — 0.0% (j)

Goodman Networks, Inc. * ‡	300	—	(c)

Diversified Financial Services — 0.0% (j)

ACC Claims Holdings LLC * ‡	7,076	28

Energy Equipment & Services — 0.0% (j)

Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	368	—	(c)

Food & Staples Retailing — 0.0% (j)

Moran Foods Backstop Equity * ‡	616	3,541

Independent Power and Renewable Electricity Producers — 0.1%

Vistra Corp.	550	9,488

INVESTMENTS	SHARES (000)	VALUE ($000)

Internet & Direct Marketing Retail — 0.4%

MYT Holding Co. * ‡	5,623	33,457

Media — 0.2%

Clear Channel Outdoor Holdings, Inc.*	2,312	3,976

iHeartMedia, Inc. *	586	8,246

iHeartMedia, Inc., Class A *	78	1,097

		13,319

Multiline Retail — 0.0% (j)

Neiman Marcus Group Restricted Equity *	6	352

Oil, Gas & Consumable Fuels — 1.2%

California Resources Corp. *	1,613	42,393

Chesapeake * ‡	29	270

Chesapeake Energy Corp. *	15	644

Denbury, Inc. *	138	5,908

EP Energy Corp. *	296	16,576

Oasis Petroleum, Inc. *	346	19,661

Penn Virginia Corp. *	39	575

Whiting Petroleum Corp. *	285	9,775

		95,802

Pharmaceuticals — 0.2%

Advanz Pharma Corp. Ltd. (Canada) *	1,032	17,278

Professional Services — 0.1%

NMG, Inc. *	83	5,196

Specialty Retail — 0.1%

Claire’s Stores, Inc. * ‡	17	3,550

Total Common Stocks (Cost $121,812)		182,011

	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.4%

Hotels, Restaurants & Leisure — 0.0% (j)

Royal Caribbean Cruises Ltd. 4.25%, 6/15/2023 (a)	500	759

Media — 0.4%

DISH Network Corp.

Zero Coupon, 12/15/2025 (a)	7,845	7,749

3.38%, 8/15/2026	18,645	17,532

Liberty Interactive LLC

4.00%, 11/15/2029	2,570	2,017

3.75%, 2/15/2030	4,448	3,497

		30,795

Total Convertible Bonds (Cost $28,777)		31,554

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	183

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — 0.4%

Automobiles — 0.0% (j)

General Motors Co.

7.38%, 10/1/2051 ‡	47	—	(c)

General Motors Corp. — Automotive Division

7.25%, 4/15/2041 ‡	246	—	(c)

7.38%, 5/15/2048 ‡	404	—	(c)

0.68%, 6/1/2049 ‡	50	—	(c)

7.25%, 2/15/2052 ‡	548	—	(c)

Motors Liquidation Co. 7/15/2041 ‡	284	—	(c)

		—	(c)

Banks — 0.1%

GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 5.98%, 2/15/2040 ($25 par value) (f)	260	6,747

Communications Equipment — 0.0% (j)

Goodman Networks, Inc. * ‡	358	4

Internet & Direct Marketing Retail — 0.3%

MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	15,892	20,990

Total Preferred Stocks (Cost $23,043)		27,741

Convertible Preferred Stocks — 0.3%

Automobiles — 0.0% (j)

General Motors Co. 5.25%, 3/6/2032 ‡	973	—	(c)

General Motors Corp. — Automotive Division 1.50%, 7/15/2033 ‡	953	—	(c)

		—	(c)

Specialty Retail — 0.3%

Claire’s Stores, Inc. * ‡	11	22,389

Total Convertible Preferred Stocks (Cost $4,797)		22,389

	NO. OF RIGHTS (000)
Rights — 0.0% (j)

Independent Power and Renewable Electricity Producers — 0.0% (j)

Vistra Corp., expiring 12/31/2049 * ‡ (Cost $—)	2,797	3,286

INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.0% (j)

Diversified Telecommunication Services — 0.0% (j)

Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD* ‡	14	190

Media — 0.0% (j)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD* ‡	110	1

Oil, Gas & Consumable Fuels — 0.0% (j)

Chesapeake Energy Corp.

expiring 2/9/2026, price 27.63 USD *	45	983

expiring 2/9/2026, price 32.13 USD *	49	944

expiring 2/9/2026, price 36.18 USD *	27	480

		2,407

Total Warrants (Cost $1)		2,598

	SHARES (000)
Short-Term Investments — 0.4%

Investment Companies — 0.4%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (o) (p) (Cost $33,535)	33,535	33,535

Total Investments — 99.6% (Cost $7,403,679)		7,760,153
Other Assets Less Liabilities — 0.4%		27,430

NET ASSETS — 100.0%		7,787,583

Percentages indicated are based on net assets.

Abbreviations

DIP	Debtor-in-Possession
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Amount rounds to less than one thousand.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(j)	Amount rounds to less than 0.1% of net assets.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of February 28, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of February 28, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	185

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 30.5%

Aerospace & Defense — 0.3%

Bombardier, Inc. (Canada)

6.00%, 10/15/2022 (a)	338	331

7.50%, 12/1/2024 (a)	589	553

7.50%, 3/15/2025 (a)	5,000	4,578

BWX Technologies, Inc.

5.38%, 7/15/2026 (a)	2,885	2,986

4.13%, 6/30/2028 (a)	1,390	1,444

Howmet Aerospace, Inc.

5.13%, 10/1/2024	4,373	4,755

5.90%, 2/1/2027	3,054	3,489

6.75%, 1/15/2028	118	140

5.95%, 2/1/2037	110	133

Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	1,420	1,535

TransDigm, Inc. 6.25%, 3/15/2026 (a)	5,712	6,020

Triumph Group, Inc.

5.25%, 6/1/2022	50	49

6.25%, 9/15/2024 (a)	2,566	2,579

7.75%, 8/15/2025	2,540	2,464

		31,056

Air Freight & Logistics — 0.1%

XPO Logistics, Inc.

6.13%, 9/1/2023 (a)	3,740	3,801

6.75%, 8/15/2024 (a)	3,998	4,198

		7,999

Airlines — 0.1%

Delta Air Lines, Inc.

4.50%, 10/20/2025 (a)	1,852	1,978

4.75%, 10/20/2028 (a)	2,592	2,878

		4,856

Auto Components — 0.7%

Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	3,620	3,656

Adient US LLC 7.00%, 5/15/2026 (a)	4,760	5,124

Allison Transmission, Inc.

4.75%, 10/1/2027 (a)	3,298	3,405

5.88%, 6/1/2029 (a)	3,485	3,764

3.75%, 1/30/2031 (a)	1,765	1,688

American Axle & Manufacturing, Inc.

6.25%, 4/1/2025	9,630	9,920

6.25%, 3/15/2026	828	845

6.50%, 4/1/2027	3,140	3,279

BorgWarner, Inc. 5.00%, 10/1/2025 (a)	2,940	3,425

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued

Clarios Global LP

6.75%, 5/15/2025 (a)	1,500	1,610

6.25%, 5/15/2026 (a)	3,900	4,153

8.50%, 5/15/2027 (a)	2,780	3,000

Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	884	768

Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)	2,380	2,469

Dana, Inc.

5.38%, 11/15/2027	2,745	2,869

5.63%, 6/15/2028	2,000	2,122

Goodyear Tire & Rubber Co. (The)

5.13%, 11/15/2023	813	818

5.00%, 5/31/2026	503	514

4.88%, 3/15/2027	118	123

Icahn Enterprises LP

6.25%, 2/1/2022	589	589

6.75%, 2/1/2024	370	377

4.75%, 9/15/2024	500	526

6.25%, 5/15/2026	2,691	2,828

IHO Verwaltungs GmbH (Germany)

4.75% (cash), 9/15/2026 (a) (b)	4,960	5,127

Tenneco, Inc.

5.38%, 12/15/2024	540	534

5.00%, 7/15/2026	1,335	1,253

7.88%, 1/15/2029 (a)	1,000	1,121

		65,907

Automobiles — 0.0% (c)

General Motors Co. 5.00%, 4/1/2035	240	286

Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	1,000	962

		1,248

Banks — 1.8%

Banco do Brasil SA (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024 (d) (e) (f) (g)	7,500	8,153

Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (d) (e) (f) (g)	7,800	8,697

Bank of America Corp.

Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (d) (e) (g)	716	796

Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (d) (e) (g)	34	39

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Banque Centrale de Tunisie International Bond (Tunisia) 5.75%, 1/30/2025 (f)	4,200	3,735

Barclays plc (United Kingdom) (USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (d) (e) (g)	9,750	10,576

Citigroup, Inc.

Series R, (ICE LIBOR USD 3 Month + 4.48%), 4.68%, 5/15/2021 (d) (e) (g)	30	30

(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (d) (e) (g)	865	902

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (d) (e) (g)	4,714	5,115

Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (g)	10,220	10,322

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (g)	10,050	10,000

Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (d) (e) (g)	83	94

Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (d) (e) (g)	15,850	19,150

Development Bank of the Republic of Belarus JSC (Belarus) 6.75%, 5/2/2024 (a)	2,600	2,631

HSBC Holdings plc (United Kingdom)

(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (d) (e) (g)	2,400	2,628

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (g)	12,830	12,895

ING Groep NV (Netherlands) (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (d) (e) (f) (g)	900	936

National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (e)	1,400	1,524

Natwest Group plc (United Kingdom)

(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (d) (e) (g)	5,500	5,679

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (d) (e) (g)	12,295	13,616

Societe Generale SA (France)

(USD Swap Semi 5 Year + 6.24%), 7.37%, 9/13/2021 (a) (d) (e) (g)	739	754

(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (d) (e) (g)	200	235

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (d) (e) (g)	5,000	5,113

Standard Chartered plc (United Kingdom) (USD Swap Semi 5 Year + 6.30%), 7.50%, 4/2/2022 (a) (d) (e) (g)	500	522

Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (d) (e) (g)	5,000	5,459

UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (e)	5,096	5,508

Wachovia Capital Trust III (ICE LIBOR USD 3 Month + 0.93%), 5.57%, 12/31/2164 (d) (e) (g)	2,657	2,653

Wells Fargo & Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (e) (g)	27,821	27,714

		165,476

Biotechnology — 0.0% (c)

Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	2,000	2,028

Building Products — 0.3%

Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	125	131

American Woodmark Corp. 4.88%, 3/15/2026 (a)	1,525	1,553

Builders FirstSource, Inc. 6.75%, 6/1/2027 (a)	1,516	1,626

James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,000	2,130

JELD-WEN, Inc.

6.25%, 5/15/2025 (a)	1,015	1,084

4.63%, 12/15/2025 (a)	640	646

4.88%, 12/15/2027 (a)	950	986

Masonite International Corp.

5.75%, 9/15/2026 (a)	3,330	3,463

5.38%, 2/1/2028 (a)	3,710	3,914

PGT Innovations, Inc. 6.75%, 8/1/2026 (a)	265	281

Standard Industries, Inc.

5.00%, 2/15/2027 (a)	340	351

4.75%, 1/15/2028 (a)	7,318	7,592

3.38%, 1/15/2031 (a)	2,299	2,201

Summit Materials LLC

5.13%, 6/1/2025 (a)	260	264

6.50%, 3/15/2027 (a)	1,145	1,211

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	187

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Building Products — continued

5.25%, 1/15/2029 (a)	1,000	1,062

		28,495

Capital Markets — 0.7%

Charles Schwab Corp. (The) Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (d) (e) (g)	13,530	13,581

Credit Suisse Group AG (Switzerland)

(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023 (a) (d) (e) (g)	9,000	9,844

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (a) (d) (e) (g)	4,760	5,058

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.55%), 4.50%, 9/3/2030 (a) (d) (e) (g)	11,740	11,461

Goldman Sachs Group, Inc. (The)

Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (d) (e) (g)	5,070	5,064

Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (d) (e) (g)	4,072	4,331

LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	1,150	1,185

MSCI, Inc.

4.75%, 8/1/2026 (a)	500	515

5.38%, 5/15/2027 (a)	2,543	2,708

4.00%, 11/15/2029 (a)	2,000	2,120

3.63%, 9/1/2030 (a)	1,000	1,043

UBS Group AG (Switzerland)

(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (d) (e) (f) (g)	250	286

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.38%, 2/10/2031 (a) (d) (e) (g)	5,175	5,099

		62,295

Chemicals — 0.8%

Axalta Coating Systems LLC

4.75%, 6/15/2027 (a)	7,147	7,469

3.38%, 2/15/2029 (a)	5,538	5,372

Chemours Co. (The)

7.00%, 5/15/2025	7,326	7,552

5.75%, 11/15/2028 (a)	3,120	3,198

CVR Partners LP 9.25%, 6/15/2023 (a)	2,392	2,429

GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	3,485	3,586

Hexion, Inc. 7.88%, 7/15/2027 (a)	3,110	3,297

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued

Huntsman International LLC 5.13%, 11/15/2022	200	212

INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (a)	2,500	2,538

Nouryon Holding BV (Netherlands) 8.00%, 10/1/2026 (a)	6,070	6,459

NOVA Chemicals Corp. (Canada)

4.88%, 6/1/2024 (a)	4,470	4,626

5.00%, 5/1/2025 (a)	1,272	1,317

5.25%, 6/1/2027 (a)	6,626	6,908

Olin Corp. 5.63%, 8/1/2029	2,620	2,826

Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	150	153

Scotts Miracle-Gro Co. (The)

5.25%, 12/15/2026	1,775	1,859

4.50%, 10/15/2029	3,571	3,787

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	4,026	4,083

Tronox, Inc. 6.50%, 4/15/2026 (a)	1,804	1,865

W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)	1,095	1,135

		70,671

Commercial Services & Supplies — 0.4%

ACCO Brands Corp. 5.25%, 12/15/2024 (a)	3,039	3,115

ADT Security Corp. (The)

3.50%, 7/15/2022	980	988

4.13%, 6/15/2023	246	256

4.88%, 7/15/2032 (a)	2,405	2,546

Allied Universal Holdco LLC

6.63%, 7/15/2026 (a)	1,542	1,633

9.75%, 7/15/2027 (a)	72	79

Aramark Services, Inc. 5.00%, 2/1/2028 (a)	4,951	5,075

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	1,995	2,056

Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	3,790	3,951

Covanta Holding Corp. 5.88%, 7/1/2025	1,390	1,435

GFL Environmental, Inc. (Canada)

3.75%, 8/1/2025 (a)	6,250	6,383

5.13%, 12/15/2026 (a)	735	775

4.00%, 8/1/2028 (a)	1,220	1,190

Nielsen Co. Luxembourg SARL (The)

5.50%, 10/1/2021 (a)	44	44

5.00%, 2/1/2025 (a)	146	150

Nielsen Finance LLC 5.00%, 4/15/2022 (a)	1,854	1,859

Prime Security Services Borrower LLC

5.25%, 4/15/2024 (a)	653	696

5.75%, 4/15/2026 (a)	4,665	5,027

		37,258

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Communications Equipment — 0.3%

CommScope Technologies LLC 6.00%, 6/15/2025 (a)	3,803	3,867

CommScope, Inc.

5.50%, 3/1/2024 (a)	170	174

6.00%, 3/1/2026 (a)	7,760	8,158

8.25%, 3/1/2027 (a)	4,945	5,211

Nokia OYJ (Finland) 4.38%, 6/12/2027	2,600	2,808

Plantronics, Inc. 5.50%, 5/31/2023 (a)	2,380	2,394

		22,612

Construction & Engineering — 0.3%

AECOM 5.13%, 3/15/2027	5,208	5,690

Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048 (f)	7,045	8,058

Bioceanico Sovereign Certificate Ltd. (Cayman Islands) Zero Coupon, 6/5/2034 (f)	3,346	2,540

International Airport Finance SA (Spain) 12.00%, 3/15/2033 (f)	5,288	5,129

MasTec, Inc. 4.50%, 8/15/2028 (a)	2,500	2,613

Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (f)	3,000	2,809

		26,839

Construction Materials — 0.1%

Cemex SAB de CV (Mexico) 3.88%, 7/11/2031 (a)	7,155	7,141

Consumer Finance — 1.1%

AerCap Ireland Capital DAC (Ireland)

5.00%, 10/1/2021	2,164	2,218

4.50%, 9/15/2023	2,900	3,131

Ally Financial, Inc.

5.75%, 11/20/2025	6,835	7,833

8.00%, 11/1/2031	418	599

Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022 (a)	5,500	5,603

Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	1,166	1,175

Ford Motor Credit Co. LLC

3.22%, 1/9/2022	934	944

2.98%, 8/3/2022	1,000	1,010

3.09%, 1/9/2023	5,350	5,429

4.14%, 2/15/2023	1,000	1,029

3.37%, 11/17/2023	2,620	2,691

4.06%, 11/1/2024	3,500	3,666

4.69%, 6/9/2025	7,970	8,488

5.13%, 6/16/2025	1,000	1,080

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

4.13%, 8/4/2025	2,500	2,631

3.38%, 11/13/2025	1,966	1,998

4.39%, 1/8/2026	1,500	1,584

4.54%, 8/1/2026	3,245	3,464

4.27%, 1/9/2027	17,840	18,866

4.13%, 8/17/2027	5,120	5,389

5.11%, 5/3/2029	1,000	1,095

4.00%, 11/13/2030	2,133	2,181

General Motors Financial Co., Inc. 5.25%, 3/1/2026	270	312

Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024 (a) (b)	3,710	3,318

ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.48%, 12/21/2065 (a) (e)	1,135	947

Navient Corp. 6.13%, 3/25/2024	2,180	2,299

OneMain Finance Corp.

6.13%, 5/15/2022	245	256

5.63%, 3/15/2023	272	289

6.88%, 3/15/2025	935	1,055

7.13%, 3/15/2026	3,197	3,692

6.63%, 1/15/2028	4,603	5,234

Park Aerospace Holdings Ltd. (Ireland) 4.50%, 3/15/2023 (a)	2,146	2,244

		101,750

Containers & Packaging — 0.8%

Ardagh Packaging Finance plc

6.00%, 2/15/2025 (a)	2,246	2,322

4.13%, 8/15/2026 (a)	1,000	1,035

5.25%, 8/15/2027 (a)	10,182	10,548

Berry Global, Inc.

5.13%, 7/15/2023	52	53

4.50%, 2/15/2026 (a)	525	536

4.88%, 7/15/2026 (a)	7,076	7,557

Crown Americas LLC 4.75%, 2/1/2026	860	892

Greif, Inc. 6.50%, 3/1/2027 (a)	3,230	3,391

Klabin Austria GmbH (Brazil) 7.00%, 4/3/2049 (f)	5,630	7,024

LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	8,245	8,843

Mauser Packaging Solutions Holding Co.

5.50%, 4/15/2024 (a)	7,560	7,598

7.25%, 4/15/2025 (a)	5,185	5,123

OI European Group BV 4.00%, 3/15/2023 (a)	14	14

Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	3,220	3,210

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	189

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Containers & Packaging — continued

Sealed Air Corp.

5.13%, 12/1/2024 (a)	1,995	2,182

5.50%, 9/15/2025 (a)	250	278

Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	1,168

Trivium Packaging Finance BV (Netherlands)

5.50%, 8/15/2026 (a) (h)	6,991	7,314

8.50%, 8/15/2027 (a) (h)	1,545	1,657

		70,745

Distributors — 0.1%

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	4,207	4,418

Wolverine Escrow LLC

8.50%, 11/15/2024 (a)	2,536	2,479

9.00%, 11/15/2026 (a)	5,834	5,746

		12,643

Diversified Consumer Services — 0.1%

Service Corp. International

7.50%, 4/1/2027	535	650

4.63%, 12/15/2027	2,455	2,591

5.13%, 6/1/2029	5,309	5,737

3.38%, 8/15/2030	1,426	1,400

		10,378

Diversified Telecommunication Services — 2.8%

Altice France Holding SA (Luxembourg)

10.50%, 5/15/2027 (a)	7,143	8,031

6.00%, 2/15/2028 (a)	995	974

Altice France SA (France)

7.38%, 5/1/2026 (a)	15,290	15,943

8.13%, 2/1/2027 (a)	4,057	4,422

5.50%, 1/15/2028 (a)	3,500	3,570

CCO Holdings LLC

5.75%, 2/15/2026 (a)	10,531	10,884

5.50%, 5/1/2026 (a)	3,812	3,944

5.13%, 5/1/2027 (a)	23,120	24,221

5.88%, 5/1/2027 (a)	3,524	3,647

5.00%, 2/1/2028 (a)	17,912	18,763

5.38%, 6/1/2029 (a)	7,079	7,629

4.75%, 3/1/2030 (a)	5,552	5,795

4.50%, 8/15/2030 (a)	2,000	2,071

4.25%, 2/1/2031 (a)	4,673	4,731

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

Cincinnati Bell, Inc.

7.00%, 7/15/2024 (a)	3,730	3,879

8.00%, 10/15/2025 (a)	2,325	2,476

DKT Finance ApS (Denmark) 9.38%, 6/17/2023 (a)	1,150	1,191

Embarq Corp. 8.00%, 6/1/2036	1,643	1,953

Frontier Communications Corp.

7.63%, 4/15/2024 (i)	158	85

6.88%, 1/15/2025 (i)	357	188

11.00%, 9/15/2025 (i)	369	211

5.88%, 10/15/2027 (a)	6,125	6,554

Intelsat Jackson Holdings SA (Luxembourg)

5.50%, 8/1/2023 (i)	8,602	5,462

8.00%, 2/15/2024 (a) (h) (i)	5,129	5,296

8.50%, 10/15/2024 (a) (i)	5,163	3,356

9.75%, 7/15/2025 (a) (i)	1,765	1,130

Level 3 Financing, Inc.

5.38%, 5/1/2025	4,436	4,551

5.25%, 3/15/2026	4,666	4,802

4.63%, 9/15/2027 (a)	7,151	7,399

4.25%, 7/1/2028 (a)	1,220	1,237

3.63%, 1/15/2029 (a)	4,000	3,936

Liquid Telecommunications Financing plc (South Africa) 8.50%, 7/13/2022 (f)	511	520

Lumen Technologies, Inc.

Series W, 6.75%, 12/1/2023	2,388	2,651

Series Y, 7.50%, 4/1/2024	8,977	10,077

5.63%, 4/1/2025	2,711	2,904

5.13%, 12/15/2026 (a)	6,300	6,568

4.00%, 2/15/2027 (a)	5,090	5,203

Series G, 6.88%, 1/15/2028	17	19

4.50%, 1/15/2029 (a)	1,500	1,497

SES GLOBAL Americas Holdings GP (Luxembourg) 5.30%, 3/25/2044 (a)	110	125

Sprint Capital Corp.

6.88%, 11/15/2028	148	187

8.75%, 3/15/2032	14,816	22,046

Telecom Italia Capital SA (Italy)

6.38%, 11/15/2033	6,765	7,991

6.00%, 9/30/2034	2,211	2,543

7.72%, 6/4/2038	3,920	5,248

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	500	541

Virgin Media Secured Finance plc (United Kingdom)

5.50%, 8/15/2026 (a)	3,560	3,706

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

5.50%, 5/15/2029 (a)	6,015	6,447

Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	4,441	4,423

		251,027

Electric Utilities — 0.6%

Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030 (a)	500	560

Comision Federal de Electricidad (Mexico) 4.68%, 2/9/2051 (a)	2,366	2,242

Eskom Holdings SOC Ltd. (South Africa)

7.13%, 2/11/2025 (f)	4,600	4,799

8.45%, 8/10/2028 (f)	3,400	3,787

FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040 (a)	8,729	9,181

Fenix Power Peru SA (Peru) 4.32%, 9/20/2027 (f)	2,601	2,740

Instituto Costarricense de Electricidad (Costa Rica)

6.95%, 11/10/2021 (f)	4,700	4,768

6.38%, 5/15/2043 (f)	690	578

NextEra Energy Operating Partners LP

4.25%, 7/15/2024 (a)	213	225

4.25%, 9/15/2024 (a)	4	4

4.50%, 9/15/2027 (a)	201	224

NRG Energy, Inc.

7.25%, 5/15/2026	4,315	4,492

6.63%, 1/15/2027	1,995	2,075

5.75%, 1/15/2028	3,556	3,778

3.38%, 2/15/2029 (a)	3,000	2,970

5.25%, 6/15/2029 (a)	294	310

3.63%, 2/15/2031 (a)	900	886

PG&E Corp. 5.00%, 7/1/2028	4,100	4,310

Vistra Operations Co. LLC

5.50%, 9/1/2026 (a)	501	520

5.63%, 2/15/2027 (a)	2,870	2,999

5.00%, 7/31/2027 (a)	4,380	4,582

		56,030

Electrical Equipment — 0.0% (c)

Sensata Technologies BV

4.88%, 10/15/2023 (a)	255	272

5.63%, 11/1/2024 (a)	200	220

5.00%, 10/1/2025 (a)	1,007	1,105

		1,597

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.2%

CDW LLC

5.50%, 12/1/2024	1,190	1,313

4.25%, 4/1/2028	7,760	8,053

3.25%, 2/15/2029	1,000	984

Sensata Technologies, Inc.

4.38%, 2/15/2030 (a)	4,575	4,878

3.75%, 2/15/2031 (a)	1,000	1,004

		16,232

Energy Equipment & Services — 0.2%

Archrock Partners LP 6.88%, 4/1/2027 (a)	1,701	1,795

Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	5,280	5,410

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	3,575	3,174

Nabors Industries, Inc. 5.75%, 2/1/2025	414	329

Precision Drilling Corp. (Canada)

7.75%, 12/15/2023	75	75

5.25%, 11/15/2024	201	188

7.13%, 1/15/2026 (a)	3,376	3,275

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	4,322	4,128

Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	259	242

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	289	278

Transocean, Inc. 11.50%, 1/30/2027 (a)	966	792

		19,686

Entertainment — 0.5%

AMC Entertainment Holdings, Inc.

10.50%, 4/24/2026 (a)	915	952

12.00% (PIK), 6/15/2026 (a) (b)	2,541	1,892

Cinemark USA, Inc. 4.88%, 6/1/2023	3,581	3,544

Live Nation Entertainment, Inc.

4.88%, 11/1/2024 (a)	7,050	7,130

5.63%, 3/15/2026 (a)	643	659

6.50%, 5/15/2027 (a)	5,075	5,602

4.75%, 10/15/2027 (a)	2,310	2,334

Netflix, Inc.

5.88%, 2/15/2025	50	57

4.88%, 4/15/2028	6,345	7,224

5.88%, 11/15/2028	9,585	11,499

5.38%, 11/15/2029 (a)	202	239

4.88%, 6/15/2030 (a)	2,855	3,283

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	191

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Entertainment — continued

WMG Acquisition Corp.

5.50%, 4/15/2026 (a)	525	539

3.88%, 7/15/2030 (a)	490	501

		45,455

Equity Real Estate Investment Trusts (REITs) — 0.6%

ESH Hospitality, Inc. 4.63%, 10/1/2027 (a)	1,915	1,945

GEO Group, Inc. (The) 5.88%, 10/15/2024	250	195

GLP Capital LP

5.25%, 6/1/2025	225	254

5.75%, 6/1/2028	250	293

Iron Mountain, Inc.

4.88%, 9/15/2027 (a)	4,840	5,046

5.25%, 3/15/2028 (a)	763	797

4.88%, 9/15/2029 (a)	1,325	1,351

MGM Growth Properties Operating Partnership LP

5.63%, 5/1/2024	4,022	4,344

4.63%, 6/15/2025 (a)	1,210	1,283

4.50%, 9/1/2026	1,000	1,060

5.75%, 2/1/2027	2,400	2,712

3.88%, 2/15/2029 (a)	1,950	1,974

MPT Operating Partnership LP 4.63%, 8/1/2029	1,472	1,582

RHP Hotel Properties LP

5.00%, 4/15/2023	875	877

4.75%, 10/15/2027	7,065	7,165

SBA Communications Corp.

4.88%, 9/1/2024	1,225	1,257

3.88%, 2/15/2027	1,900	1,969

3.13%, 2/1/2029 (a)	2,042	1,986

Uniti Group LP

6.00%, 4/15/2023 (a)	4,795	4,867

7.13%, 12/15/2024 (a)	65	67

VICI Properties LP

3.50%, 2/15/2025 (a)	1,480	1,500

4.25%, 12/1/2026 (a)	5,978	6,166

3.75%, 2/15/2027 (a)	1,945	1,974

4.63%, 12/1/2029 (a)	1,532	1,608

4.13%, 8/15/2030 (a)	2,240	2,330

		54,602

Food & Staples Retailing — 0.4%

Albertsons Cos., Inc.

5.75%, 3/15/2025	2,313	2,385

3.25%, 3/15/2026 (a)	1,787	1,768

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — continued

7.50%, 3/15/2026 (a)	2,567	2,808

4.63%, 1/15/2027 (a)	4,255	4,405

5.88%, 2/15/2028 (a)	1,317	1,403

3.50%, 3/15/2029 (a)	5,524	5,307

4.88%, 2/15/2030 (a)	1,160	1,201

Cencosud SA (Chile) 6.63%, 2/12/2045 (f)	2,600	3,383

New Albertsons LP

6.63%, 6/1/2028	8	9

7.45%, 8/1/2029	113	134

8.00%, 5/1/2031	870	1,088

Rite Aid Corp.

7.50%, 7/1/2025 (a)	4,304	4,509

8.00%, 11/15/2026 (a)	5,876	6,188

Tesco plc (United Kingdom) 6.15%, 11/15/2037 (a)	870	1,121

		35,709

Food Products — 0.5%

B&G Foods, Inc. 5.25%, 4/1/2025	2,741	2,811

Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	1,640	1,726

Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	650	665

JBS USA LUX SA

6.75%, 2/15/2028 (a)	1,253	1,372

6.50%, 4/15/2029 (a)	757	852

Lamb Weston Holdings, Inc.

4.63%, 11/1/2024 (a)	2,097	2,177

4.88%, 11/1/2026 (a)	6,684	6,926

4.88%, 5/15/2028 (a)	545	594

MARB BondCo plc (Brazil) 3.95%, 1/29/2031 (a)	5,242	5,085

Pilgrim’s Pride Corp.

5.75%, 3/15/2025 (a)	2,695	2,748

5.88%, 9/30/2027 (a)	397	426

Post Holdings, Inc.

5.00%, 8/15/2026 (a)	5,852	6,107

5.75%, 3/1/2027 (a)	342	358

5.63%, 1/15/2028 (a)	100	105

5.50%, 12/15/2029 (a)	6,455	6,947

4.63%, 4/15/2030 (a)	1,095	1,111

Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	3,000	3,069

		43,079

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Gas Utilities — 0.1%

AmeriGas Partners LP

5.63%, 5/20/2024	189	209

5.50%, 5/20/2025	3,952	4,326

5.88%, 8/20/2026	2,038	2,298

5.75%, 5/20/2027	277	312

		7,145

Health Care Equipment & Supplies — 0.2%

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	2,257	2,353

Hill-Rom Holdings, Inc.

5.00%, 2/15/2025 (a)	1,093	1,122

4.38%, 9/15/2027 (a)	3,560	3,711

Hologic, Inc. 3.25%, 2/15/2029 (a)	6,960	6,946

Teleflex, Inc. 4.25%, 6/1/2028 (a)	1,000	1,034

		15,166

Health Care Providers & Services — 1.9%

Acadia Healthcare Co., Inc.

5.63%, 2/15/2023	738	738

6.50%, 3/1/2024	211	214

Centene Corp.

4.75%, 1/15/2025	421	432

5.38%, 6/1/2026 (a)	9,230	9,644

5.38%, 8/15/2026 (a)	2,000	2,105

4.25%, 12/15/2027	5,751	5,988

4.63%, 12/15/2029	11,130	12,009

3.38%, 2/15/2030	1,140	1,172

Community Health Systems, Inc.

8.00%, 3/15/2026 (a)	1,101	1,175

5.63%, 3/15/2027 (a)	2,888	3,042

6.00%, 1/15/2029 (a)	1,194	1,266

4.75%, 2/15/2031 (a)	2,165	2,123

DaVita, Inc.

4.63%, 6/1/2030 (a)	4,572	4,652

3.75%, 2/15/2031 (a)	5,348	5,096

Encompass Health Corp.

5.75%, 9/15/2025	1,960	2,029

4.50%, 2/1/2028	6,395	6,648

4.63%, 4/1/2031	217	231

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	1,122	802

HCA, Inc.

5.38%, 2/1/2025	5,400	6,055

5.88%, 2/15/2026	19,194	22,187

5.25%, 6/15/2026	145	170

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

5.38%, 9/1/2026	6,220	7,099

5.63%, 9/1/2028	15,341	17,834

5.88%, 2/1/2029	17,085	20,141

3.50%, 9/1/2030	1,515	1,576

Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	1,018	916

Tenet Healthcare Corp.

4.63%, 7/15/2024	3,162	3,209

4.63%, 9/1/2024 (a)	86	88

5.13%, 5/1/2025	4,802	4,826

4.88%, 1/1/2026 (a)	13,342	13,792

6.25%, 2/1/2027 (a)	10,278	10,848

5.13%, 11/1/2027 (a)	6,150	6,447

		174,554

Health Care Technology — 0.1%

IQVIA, Inc.

5.00%, 10/15/2026 (a)	7,015	7,258

5.00%, 5/15/2027 (a)	3,412	3,570

		10,828

Hotels, Restaurants & Leisure — 1.2%

1011778 BC ULC (Canada)

4.25%, 5/15/2024 (a)	853	862

3.88%, 1/15/2028 (a)	3,470	3,522

4.00%, 10/15/2030 (a)	3,480	3,394

Boyd Gaming Corp.

6.38%, 4/1/2026	3,569	3,687

6.00%, 8/15/2026	1,625	1,683

Boyne USA, Inc. 7.25%, 5/1/2025 (a)	2,594	2,698

Caesars Resort Collection LLC

5.75%, 7/1/2025 (a)	234	246

5.25%, 10/15/2025 (a)	2,240	2,226

Cedar Fair LP

5.50%, 5/1/2025 (a)	1,000	1,048

5.38%, 4/15/2027	24	25

5.25%, 7/15/2029	1,975	1,980

Cirsa Finance International SARL (Spain) 7.88%, 12/20/2023 (a)	1,820	1,831

Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	726	675

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	851	868

Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	1,032	1,165

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	193

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024 (a)	522	495

Hilton Domestic Operating Co., Inc.

5.38%, 5/1/2025 (a)	242	254

5.75%, 5/1/2028 (a)	3,500	3,791

3.75%, 5/1/2029 (a)	2,120	2,157

4.88%, 1/15/2030	1,404	1,513

4.00%, 5/1/2031 (a)	540	547

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	459	479

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	3,059	3,181

International Game Technology plc

6.50%, 2/15/2025 (a)	1,825	2,016

6.25%, 1/15/2027 (a)	3,085	3,494

KFC Holding Co.

5.25%, 6/1/2026 (a)	1,000	1,033

4.75%, 6/1/2027 (a)	1,440	1,507

Marriott Ownership Resorts, Inc.

6.50%, 9/15/2026	3,565	3,709

4.75%, 1/15/2028	18	18

Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	3,050	3,218

MGM Resorts International

6.00%, 3/15/2023	745	794

5.75%, 6/15/2025	3,419	3,765

4.63%, 9/1/2026	1,954	2,049

5.50%, 4/15/2027	1,675	1,817

Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	500	515

Royal Caribbean Cruises Ltd.

10.88%, 6/1/2023 (a)	1,180	1,337

11.50%, 6/1/2025 (a)	3,418	3,999

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	4,321	4,444

Six Flags Entertainment Corp.

4.88%, 7/31/2024 (a)	3,291	3,294

5.50%, 4/15/2027 (a)	2,960	3,022

Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	4,076	4,276

Station Casinos LLC

5.00%, 10/1/2025 (a)	1,658	1,672

4.50%, 2/15/2028 (a)	760	757

Travel + Leisure Co.

4.25%, 3/1/2022	8	8

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

6.60%, 10/1/2025 (h)	143	160

6.00%, 4/1/2027 (h)	1,508	1,678

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	3,306	3,531

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	5,189	5,500

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	8,133	8,560

Yum! Brands, Inc.

7.75%, 4/1/2025 (a)	560	614

4.75%, 1/15/2030 (a)	3,563	3,718

3.63%, 3/15/2031	1,968	1,892

		110,724

Household Durables — 0.3%

Lennar Corp.

5.88%, 11/15/2024	117	134

4.75%, 5/30/2025	874	981

5.25%, 6/1/2026	4,166	4,848

5.00%, 6/15/2027	1,100	1,287

Newell Brands, Inc.

4.88%, 6/1/2025	1,000	1,102

4.70%, 4/1/2026 (h)	7,000	7,762

5.87%, 4/1/2036 (h)	2,780	3,461

PulteGroup, Inc. 5.00%, 1/15/2027	747	875

Tempur Sealy International, Inc. 5.50%, 6/15/2026	6,754	6,986

Toll Brothers Finance Corp. 3.80%, 11/1/2029	595	647

		28,083

Household Products — 0.3%

Central Garden & Pet Co. 5.13%, 2/1/2028	3,775	3,997

Energizer Holdings, Inc.

4.75%, 6/15/2028 (a)	4,140	4,232

4.38%, 3/31/2029 (a)	3,514	3,505

Spectrum Brands, Inc.

6.13%, 12/15/2024	673	689

5.75%, 7/15/2025	5,325	5,485

5.00%, 10/1/2029 (a)	4,798	5,110

		23,018

Independent Power and Renewable Electricity Producers — 0.1%

Calpine Corp.

5.25%, 6/1/2026 (a)	5,982	6,154

4.63%, 2/1/2029 (a)	1,000	987

5.00%, 2/1/2031 (a)	1,000	990

Clearway Energy Operating LLC

5.75%, 10/15/2025	55	58

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Independent Power and Renewable Electricity Producers — continued

5.00%, 9/15/2026	316	325

Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (f)	3,978	4,341

		12,855

Insurance — 0.0% (c)

Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (a) (e)	600	745

Internet & Direct Marketing Retail — 0.1%

Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	551	579

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	4,173	4,476

		5,055

IT Services — 0.1%

Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	4,076	4,169

Exela Intermediate LLC 10.00%, 7/15/2023 (a)	998	322

Gartner, Inc.

4.50%, 7/1/2028 (a)	4,730	4,966

3.75%, 10/1/2030 (a)	2,000	2,025

		11,482

Leisure Products — 0.1%

Mattel, Inc.

3.15%, 3/15/2023	765	775

6.75%, 12/31/2025 (a)	8,363	8,788

5.88%, 12/15/2027 (a)	2,635	2,868

Vista Outdoor, Inc. 5.88%, 10/1/2023	350	355

		12,786

Machinery — 0.1%

Colfax Corp.

6.00%, 2/15/2024 (a)	1,935	1,995

6.38%, 2/15/2026 (a)	1,523	1,624

EnPro Industries, Inc. 5.75%, 10/15/2026	265	280

Hillman Group, Inc. (The) 6.38%, 7/15/2022 (a)	130	131

RBS Global, Inc. 4.88%, 12/15/2025 (a)	2,525	2,591

SPX FLOW, Inc. 5.88%, 8/15/2026 (a)	1,170	1,217

Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	2,085	2,174

Wabash National Corp. 5.50%, 10/1/2025 (a)	660	672

Welbilt, Inc. 9.50%, 2/15/2024	295	302

		10,986

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Marine — 0.1%

MV24 Capital BV (Brazil)

6.75%, 6/1/2034 (a)	4,173	4,522

6.75%, 6/1/2034 (f)	2,839	3,076

		7,598

Media — 2.3%

Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (a)	9,710	10,148

AMC Networks, Inc.

5.00%, 4/1/2024	1,086	1,099

4.75%, 8/1/2025	1,785	1,836

Charter Communications Operating LLC

4.91%, 7/23/2025	30	34

6.38%, 10/23/2035	221	294

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	3,182	3,230

Clear Channel Worldwide Holdings, Inc.

9.25%, 2/15/2024	5,560	5,789

5.13%, 8/15/2027 (a)	13,299	13,512

CSC Holdings LLC

6.75%, 11/15/2021	115	119

5.25%, 6/1/2024	1,168	1,257

5.50%, 4/15/2027 (a)	400	421

5.38%, 2/1/2028 (a)	5,167	5,462

6.50%, 2/1/2029 (a)	12,495	13,819

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	4,545	3,214

DISH DBS Corp.

6.75%, 6/1/2021	730	738

5.88%, 7/15/2022	1,830	1,908

5.00%, 3/15/2023	3,214	3,311

5.88%, 11/15/2024	32,278	33,776

7.75%, 7/1/2026	6,030	6,636

Entercom Media Corp.

7.25%, 11/1/2024 (a)	2,875	2,908

6.50%, 5/1/2027 (a)	1,123	1,147

Gray Television, Inc.

5.88%, 7/15/2026 (a)	1,237	1,280

7.00%, 5/15/2027 (a)	3,427	3,744

iHeartCommunications, Inc.

6.38%, 5/1/2026	4,503	4,765

8.38%, 5/1/2027	1,354	1,436

5.25%, 8/15/2027 (a)	6,628	6,794

Lamar Media Corp.

3.75%, 2/15/2028	710	719

4.00%, 2/15/2030	2,500	2,550

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	195

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

Liberty Interactive LLC 8.25%, 2/1/2030	275	321

Meredith Corp.

6.50%, 7/1/2025 (a)	1,000	1,065

6.88%, 2/1/2026	6,270	6,397

Midcontinent Communications 5.38%, 8/15/2027 (a)	326	344

Nexstar Broadcasting, Inc.

5.63%, 7/15/2027 (a)	6,798	7,181

4.75%, 11/1/2028 (a)	7,024	7,173

Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	3,463	3,519

Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	220	235

Sinclair Television Group, Inc.

5.88%, 3/15/2026 (a)	184	188

5.13%, 2/15/2027 (a)	3,860	3,832

4.13%, 12/1/2030 (a)	4,420	4,316

Sirius XM Radio, Inc.

4.63%, 7/15/2024 (a)	202	208

5.38%, 7/15/2026 (a)	4,264	4,404

5.00%, 8/1/2027 (a)	14,108	14,690

5.50%, 7/1/2029 (a)	1,664	1,801

TEGNA, Inc.

4.63%, 3/15/2028 (a)	1,360	1,392

5.00%, 9/15/2029	2,090	2,178

Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	2,400	2,538

UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	2,900	2,983

ViacomCBS, Inc.

(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (e)	530	541

(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (e)	1,712	1,909

Videotron Ltd. (Canada)

5.38%, 6/15/2024 (a)	190	207

5.13%, 4/15/2027 (a)	7,040	7,348

Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027 (a)	1,050	1,095

Ziggo BV (Netherlands)

5.50%, 1/15/2027 (a)	2,363	2,455

4.88%, 1/15/2030 (a)	2,750	2,870

		213,136

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — 0.7%

Alcoa Nederland Holding BV

6.75%, 9/30/2024 (a)	6,290	6,526

7.00%, 9/30/2026 (a)	2,625	2,756

5.50%, 12/15/2027 (a)	1,000	1,060

6.13%, 5/15/2028 (a)	2,625	2,848

Allegheny Technologies, Inc. 5.88%, 12/1/2027	135	143

ArcelorMittal SA (Luxembourg) 7.25%, 10/15/2039 (h)	200	288

Arconic Corp. 6.13%, 2/15/2028 (a)	3,434	3,624

Commercial Metals Co.

4.88%, 5/15/2023	40	42

5.38%, 7/15/2027	359	381

Constellium SE

6.63%, 3/1/2025 (a)	2,610	2,656

5.88%, 2/15/2026 (f)	2,150	2,210

FMG Resources August 2006 Pty. Ltd. (Australia)

4.75%, 5/15/2022 (a)	59	60

5.13%, 3/15/2023 (a)	165	174

5.13%, 5/15/2024 (a)	174	188

4.50%, 9/15/2027 (a)	1,830	2,011

Freeport-McMoRan, Inc.

4.55%, 11/14/2024	1,000	1,101

5.00%, 9/1/2027	1,500	1,604

4.13%, 3/1/2028	2,488	2,613

4.38%, 8/1/2028	2,060	2,196

4.25%, 3/1/2030	1,930	2,095

5.40%, 11/14/2034	98	121

5.45%, 3/15/2043	2,072	2,575

Glencore Finance Canada Ltd. (Switzerland) 6.00%, 11/15/2041 (a)	685	862

Indonesia Asahan Aluminium Persero PT (Indonesia) 6.76%, 11/15/2048 (f)	7,000	8,922

Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	3,750	3,915

Nexa Resources SA (Peru) 5.38%, 5/4/2027 (f)	1,900	2,099

Novelis Corp.

5.88%, 9/30/2026 (a)	3,762	3,919

4.75%, 1/30/2030 (a)	2,620	2,731

United States Steel Corp. 12.00%, 6/1/2025 (a)	1,000	1,201

		60,921

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Mortgage Real Estate Investment Trusts (REITs) — 0.2%

Arbor Realty Trust, Inc. Series QIB, REIT, 4.50%, 3/15/2027 (a)	20,000	19,831

Multiline Retail — 0.1%

Macy’s, Inc. 8.38%, 6/15/2025 (a)	3,100	3,426

Nordstrom, Inc.

8.75%, 5/15/2025 (a)	5,000	5,574

4.38%, 4/1/2030	820	801

		9,801

Oil, Gas & Consumable Fuels — 3.9%

AI Candelaria Spain SLU (Spain) 7.50%, 12/15/2028 (f)	6,300	7,166

Antero Midstream Partners LP

5.38%, 9/15/2024	5,790	5,833

7.88%, 5/15/2026 (a)	650	707

5.75%, 3/1/2027 (a)	675	678

5.75%, 1/15/2028 (a)	695	701

Antero Resources Corp.

5.63%, 6/1/2023	300	300

5.00%, 3/1/2025	1,000	995

8.38%, 7/15/2026 (a)	2,582	2,824

Apache Corp. 4.63%, 11/15/2025	2,304	2,387

Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	3,495	3,515

Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	905	914

BP Capital Markets plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (g)	17,690	18,650

Buckeye Partners LP

4.15%, 7/1/2023	1,855	1,878

4.13%, 3/1/2025 (a)	1,635	1,665

3.95%, 12/1/2026	4,260	4,228

4.13%, 12/1/2027	2,100	2,109

4.50%, 3/1/2028 (a)	1,635	1,655

5.60%, 10/15/2044	900	882

California Resources Corp. 7.13%, 2/1/2026 (a)	2,774	2,776

Callon Petroleum Co.

6.25%, 4/15/2023	1,687	1,573

6.13%, 10/1/2024	294	255

6.38%, 7/1/2026	159	125

Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	2,950	3,340

Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	350	403

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Cheniere Energy Partners LP

5.25%, 10/1/2025	3,038	3,122

5.63%, 10/1/2026	2,532	2,631

4.50%, 10/1/2029	5,105	5,373

4.00%, 3/1/2031 (a) (j)	1,871	1,886

Cheniere Energy, Inc. 4.63%, 10/15/2028 (a)	5,645	5,869

Comstock Resources, Inc.

7.50%, 5/15/2025 (a)	3,246	3,384

9.75%, 8/15/2026	3,539	3,855

6.75%, 3/1/2029 (a)	3,026	3,139

Continental Resources, Inc.

5.00%, 9/15/2022	363	363

4.50%, 4/15/2023	1,000	1,027

5.75%, 1/15/2031 (a)	3,153	3,554

Crestwood Midstream Partners LP

5.75%, 4/1/2025	229	230

5.63%, 5/1/2027 (a)	4,235	4,198

DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.37%, 12/15/2022 (d) (e) (g)	235	204

DCP Midstream Operating LP

3.88%, 3/15/2023	350	361

5.38%, 7/15/2025	4,290	4,573

5.63%, 7/15/2027	2,000	2,164

6.75%, 9/15/2037 (a)	124	140

5.60%, 4/1/2044	25	26

Delek Logistics Partners LP 6.75%, 5/15/2025	575	569

Diamondback Energy, Inc. 5.38%, 5/31/2025	1,390	1,438

Ecopetrol SA (Colombia) 5.88%, 5/28/2045	4,145	4,454

Energy Transfer Operating LP

Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (d) (e) (g)	223	197

Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (d) (e) (g)	4,442	4,285

5.30%, 4/15/2047	430	466

EnLink Midstream Partners LP

Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (d) (e) (g)	460	274

4.40%, 4/1/2024	374	377

4.15%, 6/1/2025	4,292	4,260

4.85%, 7/15/2026	1,215	1,212

EQM Midstream Partners LP

4.75%, 7/15/2023	689	710

6.00%, 7/1/2025 (a)	5,732	6,056

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	197

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

4.50%, 1/15/2029 (a)	2,094	2,030

4.75%, 1/15/2031 (a)	2,094	2,018

EQT Corp. 5.00%, 1/15/2029	1,000	1,095

Genesis Energy LP

6.50%, 10/1/2025	515	500

6.25%, 5/15/2026	1,675	1,587

8.00%, 1/15/2027	635	645

7.75%, 2/1/2028	2,665	2,632

Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (f)	1,013	1,034

Gulfport Energy Corp.

6.63%, 5/1/2023 (i)	3,075	2,798

6.00%, 10/15/2024 (i)	6,189	5,671

6.38%, 1/15/2026 (i)	27	25

Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	1,000	1,036

Hilcorp Energy I LP 6.25%, 11/1/2028 (a)	292	305

Leviathan Bond Ltd. (Israel)

6.13%, 6/30/2025 (f)	2,490	2,717

6.50%, 6/30/2027 (f)	4,500	4,944

6.75%, 6/30/2030 (f)	1,553	1,701

Matador Resources Co. 5.88%, 9/15/2026	455	444

MEG Energy Corp. (Canada)

6.50%, 1/15/2025 (a)	3,949	4,072

7.13%, 2/1/2027 (a)	2,262	2,375

MPLX LP 4.50%, 4/15/2038	750	829

Murphy Oil Corp. 5.75%, 8/15/2025	2,680	2,653

NAK Naftogaz Ukraine via Kondor Finance plc (Ukraine) 7.63%, 11/8/2026 (f)	4,700	4,784

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	1,485	1,531

NuStar Logistics LP

5.75%, 10/1/2025	1,257	1,339

6.00%, 6/1/2026	1,579	1,684

5.63%, 4/28/2027	336	351

6.38%, 10/1/2030	1,074	1,187

Occidental Petroleum Corp.

2.70%, 8/15/2022	371	367

2.90%, 8/15/2024	3,000	2,919

3.50%, 6/15/2025	1,000	984

8.00%, 7/15/2025	2,604	3,022

5.88%, 9/1/2025	3,725	4,042

5.50%, 12/1/2025	1,000	1,059

3.40%, 4/15/2026	10,900	10,583

3.00%, 2/15/2027	980	920

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

8.50%, 7/15/2027	2,762	3,307

6.38%, 9/1/2028	2,225	2,470

8.88%, 7/15/2030	3,112	3,978

6.63%, 9/1/2030	1,225	1,393

6.13%, 1/1/2031	2,412	2,695

Oil and Gas Holding Co. BSCC (The) (Bahrain)

7.63%, 11/7/2024 (f)	1,400	1,556

8.38%, 11/7/2028 (f)	3,200	3,798

PBF Holding Co. LLC 6.00%, 2/15/2028	3,460	2,197

PBF Logistics LP 6.88%, 5/15/2023	195	190

Peru LNG Srl (Peru) 5.38%, 3/22/2030 (f)	9,400	8,810

Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,460	6,019

Petroleos Mexicanos (Mexico)

6.88%, 8/4/2026	6,200	6,619

6.38%, 1/23/2045	5,548	4,660

7.69%, 1/23/2050	3,900	3,705

6.95%, 1/28/2060	19,290	16,968

Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (d) (e) (g)	475	389

QEP Resources, Inc.

5.38%, 10/1/2022	135	141

5.25%, 5/1/2023	85	90

5.63%, 3/1/2026	79	89

Range Resources Corp. 5.00%, 3/15/2023	4,832	4,856

SM Energy Co.

6.13%, 11/15/2022	3,580	3,527

5.00%, 1/15/2024	38	36

6.75%, 9/15/2026	179	170

6.63%, 1/15/2027	2,778	2,618

Southwestern Energy Co.

6.45%, 1/23/2025 (h)	2,165	2,273

7.50%, 4/1/2026	4,275	4,501

7.75%, 10/1/2027	160	171

State Oil Co. of the Azerbaijan Republic (Azerbaijan) 6.95%, 3/18/2030 (f)	1,860	2,345

Summit Midstream Holdings LLC 5.75%, 4/15/2025	431	356

Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	740	796

Sunoco LP 6.00%, 4/15/2027	1,250	1,301

Tallgrass Energy Partners LP

5.50%, 9/15/2024 (a)	148	149

7.50%, 10/1/2025 (a)	4,665	4,974

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

6.00%, 3/1/2027 (a)	2,150	2,169

5.50%, 1/15/2028 (a)	54	53

Targa Resources Partners LP

4.25%, 11/15/2023	175	175

5.88%, 4/15/2026	8,690	9,049

5.38%, 2/1/2027	695	721

6.50%, 7/15/2027	3,016	3,243

5.00%, 1/15/2028	2,925	3,045

6.88%, 1/15/2029	2,240	2,483

5.50%, 3/1/2030	2,000	2,139

4.88%, 2/1/2031 (a)	2,025	2,077

4.00%, 1/15/2032 (a)	1,634	1,602

TerraForm Power Operating LLC

4.25%, 1/31/2023 (a)	255	260

5.00%, 1/31/2028 (a)	172	190

Transcanada Trust (Canada) (ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079 (e)	6,000	6,562

Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	4,100	4,633

WPX Energy, Inc.

8.25%, 8/1/2023	2,741	3,156

5.75%, 6/1/2026	2,977	3,129

5.88%, 6/15/2028	1,000	1,094

		354,766

Paper & Forest Products — 0.0% (c)

Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047 (f)	3,000	3,925

Personal Products — 0.1%

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	5,185	5,503

Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	3,750	3,810

		9,313

Pharmaceuticals — 1.1%

Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	395	403

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	10,452	11,586

8.50%, 1/31/2027 (a)	9,849	10,895

Bausch Health Cos., Inc.

7.00%, 3/15/2024 (a)	5,199	5,312

6.13%, 4/15/2025 (a)	7,981	8,172

5.50%, 11/1/2025 (a)	12,580	12,947

9.00%, 12/15/2025 (a)	7,180	7,819

5.75%, 8/15/2027 (a)	3,215	3,464

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued

7.00%, 1/15/2028 (a)	3,140	3,396

5.00%, 1/30/2028 (a)	6,204	6,328

5.00%, 2/15/2029 (a)	2,216	2,241

7.25%, 5/30/2029 (a)	156	173

5.25%, 1/30/2030 (a)	2,673	2,718

5.25%, 2/15/2031 (a)	1,777	1,799

Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	980	1,032

Elanco Animal Health, Inc. 5.90%, 8/28/2028 (h)	5,700	6,612

Endo Dac

5.88%, 10/15/2024 (a)	700	702

9.50%, 7/31/2027 (a)	135	152

6.00%, 6/30/2028 (a)	171	150

Mallinckrodt International Finance SA

5.63%, 10/15/2023 (a) (i)	445	230

5.50%, 4/15/2025 (a) (i)	225	117

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	7,330	7,880

Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	2,600	2,425

		96,553

Professional Services — 0.0% (c)

Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (a)	453	485

Real Estate Management & Development — 0.0% (c)

RKPF Overseas Ltd. (China) 6.00%, 9/4/2025 (f)	3,600	3,753

Road & Rail — 0.4%

Ashtead Capital, Inc. (United Kingdom)

4.13%, 8/15/2025 (a)	2,000	2,050

4.38%, 8/15/2027 (a)	500	526

4.00%, 5/1/2028 (a)	2,630	2,788

Avis Budget Car Rental LLC

6.38%, 4/1/2024 (a)	1,015	1,029

5.25%, 3/15/2025 (a)	3,436	3,456

10.50%, 5/15/2025 (a)	1,000	1,193

5.75%, 7/15/2027 (a)	2,398	2,479

Georgian Railway JSC (Georgia) 7.75%, 7/11/2022 (f)	3,000	3,186

Hertz Corp. (The)

7.63%, 6/1/2022 (a) (i)	443	461

6.25%, 10/15/2022 (i)	185	140

5.50%, 10/15/2024 (a) (i)	5,875	4,414

7.13%, 8/1/2026 (a) (i)	2,755	2,083

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	199

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Road & Rail — continued

6.00%, 1/15/2028 (a) (i)	1,450	1,091

Prumo Participacoes e Investimentos S/A (Brazil)

7.50%, 12/31/2031 (f)	4,828	5,428

7.50%, 12/31/2031 (a)	1,229	1,382

		31,706

Semiconductors & Semiconductor Equipment — 0.2%

Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	788	855

Broadcom Corp. 3.50%, 1/15/2028	870	934

Entegris, Inc. 4.63%, 2/10/2026 (a)	5,669	5,854

Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	1,440	1,511

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,000	2,090

Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	5,275	5,446

		16,690

Software — 0.3%

ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	605	641

Ascend Learning LLC 6.88%, 8/1/2025 (a)	1,350	1,387

CDK Global, Inc.

5.88%, 6/15/2026	1,000	1,041

4.88%, 6/1/2027	2,890	3,024

5.25%, 5/15/2029 (a)	1,639	1,764

Nuance Communications, Inc. 5.63%, 12/15/2026	4,684	4,906

Open Text Corp. (Canada)

5.88%, 6/1/2026 (a)	508	526

3.88%, 2/15/2028 (a)	1,235	1,255

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	7,674	8,107

		22,651

Specialty Retail — 0.4%

eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025 (a)	2,500	2,568

Gap, Inc. (The)

8.63%, 5/15/2025 (a)	1,000	1,115

8.88%, 5/15/2027 (a)	2,730	3,197

L Brands, Inc.

9.38%, 7/1/2025 (a)	1,465	1,813

5.25%, 2/1/2028	57	61

7.50%, 6/15/2029	1,254	1,416

6.75%, 7/1/2036	4,435	5,333

Penske Automotive Group, Inc. 5.50%, 5/15/2026	3,335	3,435

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued

PetSmart, Inc.

7.13%, 3/15/2023 (a)	5,880	5,891

4.75%, 2/15/2028 (a)	1,751	1,811

7.75%, 2/15/2029 (a)	1,092	1,171

Staples, Inc.

7.50%, 4/15/2026 (a)	9,935	9,957

10.75%, 4/15/2027 (a)	3,080	2,941

		40,709

Technology Hardware, Storage & Peripherals — 0.3%

Dell International LLC

5.88%, 6/15/2021 (a)	43	43

7.13%, 6/15/2024 (a)	2,045	2,116

6.02%, 6/15/2026 (a)	4,170	4,999

EMC Corp. 3.38%, 6/1/2023	3,380	3,503

NCR Corp.

5.75%, 9/1/2027 (a)	3,770	3,936

5.00%, 10/1/2028 (a)	1,929	1,958

6.13%, 9/1/2029 (a)	3,926	4,201

Western Digital Corp. 4.75%, 2/15/2026	3,068	3,393

		24,149

Textiles, Apparel & Luxury Goods — 0.0% (c)

Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	35	37

William Carter Co. (The) 5.63%, 3/15/2027 (a)	3,510	3,696

		3,733

Thrifts & Mortgage Finance — 0.1%

Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	1,925	1,978

Quicken Loans LLC

5.25%, 1/15/2028 (a)	3,582	3,779

3.63%, 3/1/2029 (a)	3,588	3,552

3.88%, 3/1/2031 (a)	2,218	2,202

		11,511

Tobacco — 0.2%

BAT Capital Corp. (United Kingdom)

3.46%, 9/6/2029	11,930	12,705

4.39%, 8/15/2037	1,230	1,313

4.54%, 8/15/2047	910	934

Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,619

		16,571

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Trading Companies & Distributors — 0.4%

Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	2,710	3,053

Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	2,875	2,900

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	5,058	5,324

United Rentals North America, Inc.

5.88%, 9/15/2026	4,705	4,944

5.50%, 5/15/2027	5,925	6,266

3.88%, 11/15/2027	885	922

4.88%, 1/15/2028	5,615	5,938

3.88%, 2/15/2031	2,067	2,114

WESCO Distribution, Inc.

5.38%, 6/15/2024	245	250

7.13%, 6/15/2025 (a)	6,000	6,493

7.25%, 6/15/2028 (a)	1,651	1,835

		40,039

Wireless Telecommunication Services — 1.3%

C&W Senior Financing DAC (Ireland) 6.88%, 9/15/2027 (a)	2,620	2,807

Hughes Satellite Systems Corp.

5.25%, 8/1/2026	2,620	2,908

6.63%, 8/1/2026	1,919	2,143

Millicom International Cellular SA (Colombia)

5.13%, 1/15/2028 (f)	2,600	2,758

6.25%, 3/25/2029 (a)	1,000	1,121

Sprint Communications, Inc.

11.50%, 11/15/2021	1,775	1,895

6.00%, 11/15/2022	2,000	2,138

Sprint Corp.

7.25%, 9/15/2021	115	118

7.88%, 9/15/2023	5,582	6,445

7.13%, 6/15/2024	7,672	8,834

7.63%, 2/15/2025	6,959	8,281

7.63%, 3/1/2026	26,022	31,952

T-Mobile USA, Inc.

6.00%, 3/1/2023	200	201

6.00%, 4/15/2024	1,990	2,002

3.50%, 4/15/2025 (a)	1,216	1,315

5.13%, 4/15/2025	75	76

6.50%, 1/15/2026	12,415	12,803

4.50%, 2/1/2026	3,656	3,738

2.25%, 2/15/2026	1,640	1,634

3.75%, 4/15/2027 (a)	1,995	2,198

4.75%, 2/1/2028	9,207	9,737

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — continued

3.88%, 4/15/2030 (a)	1,995	2,193

Turkcell Iletisim Hizmetleri A/S (Turkey) 5.80%, 4/11/2028 (f)	2,400	2,570

United States Cellular Corp. 6.70%, 12/15/2033	790	979

Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (e)	3,300	3,955

		114,801

Total Corporate Bonds (cost $2,728,295)		2,778,883

Commercial Mortgage-Backed Securities — 28.2%

20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 ‡ (a) (k)	600	576

BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	7,500	6,796

Banc of America Commercial Mortgage Trust

Series 2007-5, Class AJ, 5.82%, 2/10/2051 (k)	191	200

Series 2007-4, Class H, 5.87%, 2/10/2051 ‡ (a) (k)	2,722	2,756

Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 2.46%, 3/15/2036 ‡ (a) (k)	1,000	990

BANK

Series 2019-BN16, Class D, 3.00%, 2/15/2052 ‡ (a)	4,045	3,793

Series 2019-BN16, Class F, 3.69%, 2/15/2052 ‡ (a) (k)	3,000	2,194

Series 2019-BN17, Class D, 3.00%, 4/15/2052 (a)	2,800	2,659

Series 2019-BN17, Class E, 3.00%, 4/15/2052 ‡ (a)	2,500	2,148

Series 2019-BN21, Class XA, IO, 0.87%, 10/17/2052 (k)	125,591	7,635

Series 2019-BN21, Class E, 2.50%, 10/17/2052 ‡ (a)	8,600	7,346

Series 2019-BN23, Class XA, IO, 0.70%, 12/15/2052 (k)	38,946	2,036

Series 2019-BN23, Class E, 2.50%, 12/15/2052 (a)	7,560	6,516

Series 2020-BN29, Class D, 2.50%, 11/15/2053 ‡ (a)	5,000	4,518

Series 2020-BN29, Class E, 2.50%, 11/15/2053 ‡ (a)	3,500	2,969

Series 2020-BN30, Class D, 2.50%, 12/15/2053 ‡ (a) (k)	5,231	4,788

Series 2020-BN30, Class E, 2.50%, 12/15/2053 ‡ (a) (k)	4,145	3,516

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	201

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2017-BNK9, Class D, 2.80%, 11/15/2054 ‡ (a)	2,149	1,819

Series 2017-BNK5, Class D, 3.08%, 6/15/2060 ‡ (a) (k)	1,000	902

Series 2017-BNK5, Class C, 4.25%, 6/15/2060 ‡ (k)	2,050	2,172

Series 2017-BNK7, Class D, 2.71%, 9/15/2060 ‡ (a)	1,000	879

Series 2018-BN12, Class D, 3.00%, 5/15/2061 ‡ (a)	1,250	1,078

Series 2019-BN19, Class XA, IO, 0.96%, 8/15/2061 (k)	22,207	1,516

Series 2018-BN13, Class D, 3.00%, 8/15/2061 ‡ (a)	2,000	1,698

Series 2018-BN15, Class E, 3.00%, 11/15/2061 ‡ (a)	2,000	1,577

Series 2019-BN18, Class E, 3.00%, 5/15/2062 ‡ (a)	2,150	1,901

Series 2019-BN18, Class F, 3.33%, 5/15/2062 ‡ (a)	3,000	1,666

Series 2019-BN20, Class XA, IO, 0.84%, 9/15/2062 (k)	55,133	3,310

Series 2019-BN20, Class D, 2.50%, 9/15/2062 ‡ (a)	4,921	4,495

Series 2019-BN20, Class E, 2.50%, 9/15/2062 ‡ (a)	8,600	7,208

Series 2019-BN24, Class XA, IO, 0.65%, 11/15/2062 (k)	100,391	4,926

Series 2019-BN22, Class D, 2.50%, 11/15/2062 (a)	4,250	3,868

Series 2019-BN24, Class D, 2.50%, 11/15/2062 ‡ (a)	7,380	6,687

Series 2020-BN25, Class XA, IO, 0.89%, 1/15/2063 (k)	81,428	5,372

Series 2020-BN25, Class D, 2.50%, 1/15/2063 ‡ (a)	14,250	12,943

Series 2020-BN25, Class E, 2.50%, 1/15/2063 ‡ (a)	4,250	3,433

Series 2020-BN26, Class D, 2.50%, 3/15/2063 ‡ (a)	3,250	2,886

Barclays Commercial Mortgage Trust

Series 2019-C4, Class D, 3.25%, 8/15/2052 ‡ (a)	3,410	3,187

Series 2019-C5, Class XA, IO, 0.89%, 11/15/2052 (k)	96,270	5,564

BBCMS Mortgage Trust Series 2018-TALL, Class E, 2.55%, 3/15/2037 ‡ (a) (k)	6,000	5,737

Benchmark Mortgage Trust

Series 2018-B1, Class D, 2.75%, 1/15/2051 (a)	2,000	1,744

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-B1, Class C, 4.12%, 1/15/2051 ‡ (k)	1,000	1,057

Series 2018-B5, Class C, 4.61%, 7/15/2051 ‡ (k)	3,500	3,884

Series 2018-B8, Class D, 3.00%, 1/15/2052 ‡ (a)	3,050	2,749

Series 2019-B9, Class F, 3.75%, 3/15/2052 ‡ (a) (k)	6,000	3,661

Series 2019-B11, Class D, 3.00%, 5/15/2052 ‡ (a)	1,900	1,799

Series 2020-B16, Class E, 2.50%, 2/15/2053 ‡ (a)	7,250	6,134

Series 2020-B21, Class E, 2.00%, 12/17/2053 ‡ (a)	2,500	1,955

Series 2019-B14, Class E, 2.50%, 12/15/2062 ‡ (a)	3,000	2,532

Series 2019-B15, Class E, 2.75%, 12/15/2072 ‡ (a)	9,150	7,877

Series 2019-B15, Class F, 2.75%, 12/15/2072 ‡ (a) (k)	5,000	2,961

BMD2 Re-REMIC Trust

Series 2019-FRR1, Class 4A, PO, 5/25/2052 (a)	10,000	7,638

Series 2019-FRR1, Class 1A1, 2.62%, 5/25/2052 (a) (k)	6,967	6,916

Series 2019-FRR1, Class 1A5, 4.32%, 5/25/2052 (a) (k)	3,850	3,839

BX

Series 2021-MFM1, Class E, 2.36%, 1/15/2034 ‡ (a) (k)	3,250	3,253

Series 2021-MFM1, Class F, 3.11%, 1/15/2034 ‡ (a) (k)	2,000	2,001

BX Commercial Mortgage Trust

Series 2020-VIV4, Class X, IO, 0.70%, 11/10/2042 (a) (k)	211,200	11,366

Series 2020-VIV4, Class A, 2.84%, 3/9/2044 (a)	15,000	15,602

Series 2020-VIV2, Class C, 3.54%, 3/9/2044 ‡ (a) (k)	20,175	20,938

Series 2020-VIV3, Class B, 3.54%, 3/9/2044 ‡ (a) (k)	19,350	20,694

Series 2020-VIVA, Class D, 3.67%, 3/11/2044 ‡ (a) (k)	5,000	5,028

CAMB Commercial Mortgage Trust Series 2019-LIFE, Class G, 3.36%, 12/15/2037 ‡ (a) (k)	1,000	1,002

Cantor Commercial Real Estate Lending Series 2019-CF2, Class F, 3.00%, 11/15/2052 ‡ (a) (k)	10,000	7,044

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

CD Mortgage Trust

Series 2016-CD1, Class C, 3.63%, 8/10/2049 ‡ (k)	3,000	2,975

Series 2017-CD3, Class D, 3.25%, 2/10/2050 ‡ (a)	700	577

Series 2017-CD5, Class D, 3.35%, 8/15/2050 (a)	266	242

Series 2017-CD6, Class C, 4.27%, 11/13/2050 ‡ (k)	914	927

Series 2019-CD8, Class E, 3.00%, 8/15/2057 (a)	1,500	1,237

Series 2019-CD8, Class F, 3.00%, 8/15/2057 ‡ (a)	3,500	2,232

CFCRE Commercial Mortgage Trust

Series 2016-C6, Class B, 3.80%, 11/10/2049 ‡	1,000	1,053

Series 2016-C6, Class C, 4.20%, 11/10/2049 ‡ (k)	800	814

Series 2016-C6, Class D, 4.20%, 11/10/2049 ‡ (a) (k)	1,900	1,623

CGMS Commercial Mortgage Trust Series 2017-B1, Class D, 3.00%, 8/15/2050 ‡ (a)	4,359	3,866

Citigroup Commercial Mortgage Trust

Series 2019-SMRT, Class D, 4.74%, 1/10/2036 ‡ (a) (k)	790	837

Series 2019-PRM, Class E, 4.73%, 5/10/2036 ‡ (a) (k)	4,500	4,647

Series 2012-GC8, Class D, 4.88%, 9/10/2045 ‡ (a) (k)	1,875	1,651

Series 2013-GC17, Class C, 5.11%, 11/10/2046 ‡ (k)	2,000	2,055

Series 2014-GC23, Class C, 4.43%, 7/10/2047 ‡ (k)	6,500	7,020

Series 2015-GC29, Class D, 3.11%, 4/10/2048 ‡ (a)	4,500	4,267

Series 2015-GC31, Class D, 4.05%, 6/10/2048 ‡ (k)	3,800	3,653

Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	2,285	1,938

Series 2016-P4, Class C, 3.97%, 7/10/2049 (k)	5,624	5,861

Series 2016-C2, Class C, 4.03%, 8/10/2049 ‡ (k)	7,434	7,498

Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (a)	1,294	1,105

Series 2017-C4, Class D, 3.00%, 10/12/2050 ‡ (a)	2,953	2,555

Series 2019-GC43, Class E, 3.00%, 11/10/2052 ‡ (a)	5,287	4,637

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-GC46, Class XA, IO, 0.99%, 2/15/2053 (k)	165,745	11,714

Series 2020-GC46, Class E, 2.60%, 2/15/2053 ‡ (a)	4,500	3,567

Series 2019-GC41, Class E, 3.00%, 8/10/2056 ‡ (a)	5,000	4,173

Series 2015-GC33, Class D, 3.17%, 9/10/2058 ‡	8,000	6,513

Series 2015-GC33, Class E, 4.57%, 9/10/2058 ‡ (a) (k)	4,330	3,016

COMM Mortgage Trust Series 2016-COR1, Class C, 4.37%, 10/10/2049 ‡ (k)	1,000	1,061

Commercial Mortgage Trust

Series 2020-CBM, Class D, 3.63%, 2/10/2037 ‡ (a) (k)	1,630	1,576

Series 2020-CBM, Class E, 3.63%, 2/10/2037 ‡ (a) (k)	2,670	2,535

Series 2020-CBM, Class F, 3.63%, 2/10/2037 ‡ (a) (k)	17,870	16,599

Series 2013-CR8, Class D, 3.95%, 6/10/2046 ‡ (a) (k)	750	760

Series 2013-CR13, Class E, 4.89%, 11/10/2046 ‡ (a) (k)	1,500	1,200

Series 2014-UBS2, Class D, 4.99%, 3/10/2047 ‡ (a) (k)	3,210	3,194

Series 2014-LC15, Class D, 4.98%, 4/10/2047 ‡ (a) (k)	3,500	3,495

Series 2014-CR19, Class E, 4.21%, 8/10/2047 ‡ (a) (k)	6,000	4,065

Series 2014-CR19, Class D, 4.71%, 8/10/2047 ‡ (a) (k)	2,500	2,412

Series 2014-UBS5, Class D, 3.50%, 9/10/2047 ‡ (a)	3,760	3,047

Series 2014-LC17, Class D, 3.69%, 10/10/2047 ‡ (a)	2,000	1,948

Series 2014-CR20, Class E, 3.22%, 11/10/2047 ‡ (a)	1,000	683

Series 2014-CR20, Class D, 3.22%, 11/10/2047 ‡ (a)	8,010	6,585

Series 2014-CR21, Class D, 3.92%, 12/10/2047 ‡ (a) (k)	2,600	2,070

Series 2015-LC19, Class D, 2.87%, 2/10/2048 ‡ (a)	1,000	967

Series 2015-CR22, Class D, 4.11%, 3/10/2048 ‡ (a) (k)	4,174	4,200

Series 2015-CR23, Class D, 4.29%, 5/10/2048 ‡ (k)	1,490	1,525

Series 2015-LC21, Class E, 3.25%, 7/10/2048 ‡ (a)	3,000	2,014

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	203

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2015-LC21, Class D, 4.33%, 7/10/2048 ‡ (k)	4,200	3,772

Series 2015-CR24, Class D, 3.46%, 8/10/2048 ‡ (k)	553	500

Series 2015-CR25, Class D, 3.78%, 8/10/2048 ‡ (k)	1,000	911

Series 2015-CR27, Class D, 3.45%, 10/10/2048 ‡ (a) (k)	2,072	1,954

Series 2015-LC23, Class D, 3.62%, 10/10/2048 ‡ (a) (k)	2,000	1,928

Series 2015-LC23, Class E, 3.62%, 10/10/2048 ‡ (a) (k)	3,500	3,156

Series 2016-CR28, Class E, 4.14%, 2/10/2049 ‡ (a) (k)	3,588	3,578

Series 2016-DC2, Class C, 4.64%, 2/10/2049 ‡ (k)	2,500	2,671

Series 2013-CR11, Class D, 5.12%, 8/10/2050 ‡ (a) (k)	3,402	3,128

Series 2018-COR3, Class D, 2.81%, 5/10/2051 ‡ (a) (k)	3,250	2,786

Series 2019-GC44, Class E, 2.50%, 8/15/2057 (a)	8,493	7,278

Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	1	1

Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 1.34%, 5/15/2036 ‡ (a) (k)	4,400	4,414

CSAIL Commercial Mortgage Trust

Series 2016-C5, Class D, 3.63%, 11/15/2048 ‡ (a) (k)	2,750	2,347

Series 2018-CX11, Class C, 4.44%, 4/15/2051 ‡ (k)	6,734	7,139

Series 2019-C16, Class C, 4.24%, 6/15/2052 ‡ (k)	5,500	5,666

Series 2019-C17, Class D, 2.50%, 9/15/2052 (a)	5,500	4,721

Series 2019-C18, Class XA, IO, 1.08%, 12/15/2052 (k)	53,197	3,634

Series 2019-C18, Class E, 2.50%, 12/15/2052 (a)	10,015	8,524

Series 2019-C18, Class C, 3.95%, 12/15/2052 ‡ (k)	4,327	4,590

Series 2015-C2, Class B, 4.21%, 6/15/2057 ‡ (k)	11,500	11,985

DBGS Mortgage Trust Series 2018-C1, Class D, 2.89%, 10/15/2051 ‡ (a) (k)	1,000	911

DBJPM Mortgage Trust

Series 2016-C3, Class D, 3.49%, 8/10/2049 ‡ (a) (k)	2,950	2,261

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-C6, Class D, 3.23%, 6/10/2050 ‡ (a) (k)	1,800	1,639

FHLMC Multiclass Certificates

Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027	80,000	9,785

Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (k)	50,000	5,924

Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	5,468

Series 2020-RR06, Class BX, IO, 1.84%, 5/27/2033 (k)	20,000	3,249

Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (k)	36,687	8,356

Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (k)	50,000	5,465

FHLMC, Multi-Family Structured Credit Risk

Series 2021-MN1, Class M1, 2.04%, 1/25/2051 (a) (k)	1,527	1,547

Series 2021-MN1, Class M2, 3.79%, 1/25/2051 (a) (k)	14,640	15,486

Series 2021-MN1, Class B1, 7.79%, 1/25/2051 (a) (k)	2,100	2,328

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K016, Class X1, IO, 1.48%, 10/25/2021 (k)	14,941	44

Series K721, Class X1, IO, 0.32%, 8/25/2022 (k)	61,468	236

Series K033, Class X1, IO, 0.29%, 7/25/2023 (k)	6,518	41

Series K729, Class X1, IO, 0.36%, 10/25/2024 (k)	17,925	199

Series KC03, Class X1, IO, 0.49%, 11/25/2024 (k)	99,918	1,609

Series K731, Class X3, IO, 2.11%, 5/25/2025 (k)	11,529	895

Series K733, Class X3, IO, 2.19%, 1/25/2026 (k)	17,500	1,579

Series KC06, Class X1, IO, 0.90%, 6/25/2026 (k)	39,727	1,310

Series K736, Class X1, IO, 1.31%, 7/25/2026 (k)	91,955	5,522

Series K734, Class X3, IO, 2.17%, 7/25/2026 (k)	26,250	2,579

Series K737, Class X1, IO, 0.64%, 10/25/2026 (k)	138,079	4,415

Series KC04, Class X1, IO, 1.25%, 12/25/2026 (k)	47,993	2,520

Series K738, Class X1, IO, 1.52%, 1/25/2027 (k)	44,643	3,527

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K064, Class X3, IO, 2.13%, 5/25/2027 (k)	18,830	2,182

Series KC05, Class X1, IO, 1.20%, 6/25/2027 (k)	107,360	5,889

Series K740, Class X1, IO, 0.76%, 9/25/2027 (k)	14,991	670

Series K075, Class X3, IO, 2.13%, 5/25/2028 (k)	5,471	722

Series K078, Class X3, IO, 2.21%, 10/25/2028 (k)	2,680	379

Series K082, Class X3, IO, 2.21%, 10/25/2028 (k)	27,200	3,937

Series K086, Class X1, IO, 0.24%, 11/25/2028 (k)	31,226	603

Series K084, Class X3, IO, 2.24%, 11/25/2028 (k)	19,450	2,881

Series K090, Class X1, IO, 0.71%, 2/25/2029 (k)	32,059	1,696

Series K094, Class X1, IO, 0.88%, 6/25/2029 (k)	32,931	2,160

Series K095, Class X1, IO, 0.95%, 6/25/2029 (k)	51,770	3,649

Series K097, Class X1, IO, 1.09%, 7/25/2029 (k)	74,268	6,089

Series K096, Class X3, IO, 2.04%, 7/25/2029 (k)	48,669	7,070

Series K101, Class X3, IO, 1.89%, 10/25/2029 (k)	101,000	14,190

Series K090, Class X3, IO, 2.31%, 10/25/2029 (k)	152,080	24,857

Series K103, Class X1, IO, 0.64%, 11/25/2029 (k)	120,902	6,147

Series K104, Class X1, IO, 1.13%, 1/25/2030 (k)	103,892	9,052

Series K109, Class X1, IO, 1.58%, 4/25/2030 (k)	17,983	2,242

Series K111, Class X1, IO, 1.57%, 5/25/2030 (k)	19,977	2,512

Series K114, Class X1, IO, 1.12%, 6/25/2030 (k)	9,993	915

Series K113, Class X1, IO, 1.39%, 6/25/2030 (k)	118,997	13,335

Series K105, Class X3, IO, 1.92%, 6/25/2030 (k)	118,746	17,695

Series K117, Class X1, IO, 1.24%, 8/25/2030 (k)	72,614	7,220

Series K121, Class XAM, IO, 1.20%, 11/25/2030 (k)	21,236	2,249

Series K124, Class XAM, IO, 0.94%, 1/25/2031 (k)	17,689	1,489

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K159, Class X1, IO, 0.11%, 11/25/2033 (k)	56,691	843

Series KX04, Class XFX, IO, 1.86%, 1/25/2034 (k)	94,839	10,271

Series K-1511, Class X3, IO, 3.42%, 4/25/2034 (k)	30,261	10,373

Series K723, Class X3, IO, 1.92%, 10/25/2034 (k)	6,850	308

Series K-1515, Class X1, IO, 1.51%, 2/25/2035 (k)	19,988	3,209

Series K153, Class X3, IO, 3.77%, 4/25/2035 (k)	4,450	1,429

Series K-1516, Class X1, IO, 1.51%, 5/25/2035 (k)	41,940	7,114

Series K-1517, Class X1, IO, 1.33%, 7/25/2035 (k)	50,750	7,454

Series Q012, Class X, IO, 4.21%, 9/25/2035 (k)	37,197	9,560

Series K-1518, Class X1, IO, 0.87%, 10/25/2035 (k)	41,445	3,930

Series K155, Class X3, IO, 3.12%, 5/25/2036 (k)	5,560	1,641

Series K-1510, Class X3, IO, 3.40%, 1/25/2037 (k)	24,400	8,145

Series K-1517, Class X3, IO, 3.28%, 8/25/2038 (k)	15,750	5,396

Series K-1518, Class X3, IO, 2.91%, 10/25/2038 (k)	26,265	8,287

Series K-1516, Class X3, IO, 3.46%, 10/25/2038 (k)	22,000	8,054

Series K036, Class X3, IO, 2.11%, 12/25/2041 (k)	3,253	177

Series K720, Class X3, IO, 1.33%, 8/25/2042 (k)	16,800	251

Series K721, Class X3, IO, 1.30%, 11/25/2042 (k)	12,550	247

Series K041, Class X3, IO, 1.64%, 11/25/2042 (k)	4,580	253

Series K718, Class X3, IO, 1.43%, 2/25/2043 (k)	6,035	60

Series K054, Class X3, IO, 1.60%, 4/25/2043 (k)	2,745	196

Series K047, Class X3, IO, 1.49%, 6/25/2043 (k)	3,400	195

Series K050, Class X3, IO, 1.55%, 10/25/2043 (k)	5,232	336

Series K051, Class X3, IO, 1.61%, 10/25/2043 (k)	4,995	337

Series K052, Class X3, IO, 1.61%, 1/25/2044 (k)	2,915	204

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	205

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K726, Class X3, IO, 2.13%, 7/25/2044 (k)	21,130	1,286

Series K067, Class X3, IO, 2.11%, 9/25/2044 (k)	8,580	1,035

Series K727, Class X3, IO, 2.00%, 10/25/2044 (k)	15,000	957

Series K068, Class X3, IO, 2.06%, 10/25/2044 (k)	19,730	2,334

Series K059, Class X3, IO, 1.92%, 11/25/2044 (k)	8,000	773

Series K729, Class X3, IO, 1.97%, 11/25/2044 (k)	21,410	1,405

Series K724, Class X3, IO, 1.87%, 12/25/2044 (k)	4,930	240

Series K070, Class X3, IO, 2.04%, 12/25/2044 (k)	42,245	5,111

Series K730, Class X3, IO, 2.03%, 2/25/2045 (k)	47,270	3,375

Series K065, Class X3, IO, 2.18%, 7/25/2045 (k)	13,305	1,598

Series K071, Class X3, IO, 2.01%, 11/25/2045 (k)	12,470	1,498

Series K072, Class X3, IO, 2.14%, 12/25/2045 (k)	20,640	2,630

Series K089, Class X3, IO, 2.30%, 1/25/2046 (k)	118,641	18,874

Series K087, Class X3, IO, 2.32%, 1/25/2046 (k)	78,064	12,166

Series K079, Class X3, IO, 2.26%, 7/25/2046 (k)	9,000	1,292

Series K097, Class X3, IO, 2.02%, 9/25/2046 (k)	51,390	7,549

Series K081, Class X3, IO, 2.23%, 9/25/2046 (k)	29,425	4,299

Series K103, Class X3, IO, 1.85%, 12/25/2046 (k)	80,100	10,986

Series K102, Class X3, IO, 1.89%, 12/25/2046 (k)	24,011	3,391

Series K104, Class X3, IO, 1.90%, 2/25/2047 (k)	45,985	6,637

Series K088, Class X3, IO, 2.35%, 2/25/2047 (k)	87,597	14,250

Series K735, Class X3, IO, 2.15%, 5/25/2047 (k)	40,000	4,026

Series K093, Class X3, IO, 2.21%, 5/25/2047 (k)	50,764	7,928

Series K092, Class X3, IO, 2.25%, 5/25/2047 (k)	59,103	9,443

Series K094, Class X3, IO, 2.12%, 7/25/2047 (k)	19,360	2,966

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K095, Class X3, IO, 2.10%, 8/25/2047 (k)	66,697	10,064

Series K736, Class X3, IO, 2.01%, 9/25/2047 (k)	89,230	8,641

Series K099, Class X3, IO, 1.95%, 10/25/2047 (k)	49,100	6,956

Series K098, Class X3, IO, 2.00%, 10/25/2047 (k)	145,702	20,910

Series K740, Class X3, IO, 2.48%, 11/25/2047 (k)	21,423	3,101

Series K737, Class X3, IO, 1.77%, 1/25/2048 (k)	74,853	6,748

Series K111, Class X3, IO, 3.18%, 4/25/2048 (k)	16,505	4,066

Series K108, Class X3, IO, 3.49%, 4/25/2048 (k)	75,067	19,783

Series K738, Class X3, IO, 3.31%, 5/25/2048 (k)	71,537	12,577

Series K112, Class X3, IO, 3.00%, 7/25/2048 (k)	21,670	5,058

Series K114, Class X3, IO, 2.74%, 8/25/2048 (k)	10,750	2,271

Series K115, Class X3, IO, 2.96%, 9/25/2048 (k)	19,533	4,493

Series K117, Class X3, IO, 2.87%, 10/25/2048 (k)	36,500	8,300

Series K120, Class X3, IO, 2.74%, 11/25/2048 (k)	38,330	8,420

Series K121, Class X3, IO, 2.77%, 11/25/2048 (k)	41,086	9,279

Series K739, Class X3, IO, 2.85%, 11/25/2048 (k)	39,675	6,403

Series K122, Class X3, IO, 2.63%, 1/25/2049 (k)	36,631	7,774

Series K124, Class X3, IO, 2.62%, 2/25/2049 (k)	9,255	1,971

Series K123, Class X3, IO, 2.63%, 2/25/2049 (k)	20,167	4,308

Series Q014, Class X, IO, 2.80%, 10/25/2055 (k)	5,762	1,226

FNMA ACES

Series 2015-M1, Class X2, IO, 0.49%, 9/25/2024 (k)	27,145	561

Series 2016-M12, Class X2, IO, 0.06%, 9/25/2026 (k)	84,321	842

Series 2019-M28, Class XAV3, IO, 1.10%, 2/25/2027 (k)	36,485	1,768

Series 2017-M8, Class X, IO, 0.12%, 5/25/2027 (k)	57,676	897

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2020-M10, Class X7, IO, 1.72%, 11/25/2027 (k)	40,450	4,035

Series 2020-M33, Class X, IO, 2.06%, 6/25/2028 (k)	43,234	4,456

Series 2019-M30, Class X4, IO, 0.96%, 8/25/2028 (k)	49,885	2,217

Series 2020-M10, Class X6, IO, 1.38%, 8/25/2028 (k)	19,000	1,753

Series 2019-M31, Class X, IO, 0.87%, 9/25/2028 (k)	57,294	3,733

Series 2019-M30, Class X1, IO, 0.33%, 11/25/2028 (k)	84,465	1,620

Series 2020-M10, Class X3, IO, 1.32%, 11/25/2028 (k)	68,556	5,834

Series 2020-M10, Class X5, IO, 1.43%, 11/25/2028 (k)	59,900	5,865

Series 2019-M32, Class X2, IO, 1.06%, 10/25/2029 (k)	29,302	2,281

Series 2019-M30, Class X2, IO, 0.20%, 12/25/2029 (k)	127,785	1,810

Series 2020-M19, Class X1, IO, 0.44%, 5/25/2030 (k)	29,882	966

Series 2020-M7, Class X, IO, 1.07%, 7/25/2030 (k)	37,624	2,748

Series 2020-M10, Class X1, IO, 1.80%, 12/25/2030 (k)	112,627	15,609

Series 2019-M21, Class X2, IO, 1.34%, 2/25/2031 (k)	83,517	8,774

Series 2020-M39, Class X2, IO, 1.63%, 8/25/2031 (k)	47,361	5,342

Series 2020-M15, Class X1, IO, 1.58%, 9/25/2031 (k)	3	—	(l)

Series 2020-M21, Class XA, IO, 1.11%, 3/25/2032 (k)	82,303	7,616

Series 2020-M26, Class X1, IO, 0.81%, 4/25/2032 (k)	29,922	1,844

Series 2020-M47, Class X1, IO, 0.81%, 10/25/2032 (k)	71,837	3,393

Series 2020-M31, Class X1, IO, 0.90%, 10/25/2032 (k)	99,786	5,118

Series 2019-M30, Class X5, IO, 0.36%, 5/25/2033 (k)	198,139	4,783

Series 2019-M31, Class X1, IO, 1.11%, 4/25/2034 (k)	40,630	3,958

Series 2018-M15, Class X, IO, 0.70%, 1/25/2036 (k)	9,155	444

Series 2020-M6, Class XL, IO, 1.10%, 11/25/2049 (k)	33,335	2,313

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, Multi-Family REMIC Trust Series 2020-M37, Class X, IO, 1.13%, 4/25/2032 (k)	108,731	8,948

FREMF Mortgage Trust

Series 2017-KF29, Class B, 3.67%, 2/25/2024 (a) (k)	148	146

Series 2017-KF32, Class B, 2.67%, 5/25/2024 (a) (k)	219	219

Series 2017-KF35, Class B, 2.87%, 8/25/2024 (a) (k)	128	128

Series 2017-KF38, Class B, 2.62%, 9/25/2024 (a) (k)	380	380

Series 2017-KF41, Class B, 2.62%, 11/25/2024 (a) (k)	162	161

Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (k)	15,000	15,127

Series 2018-KF49, Class B, 2.02%, 6/25/2025 (a) (k)	374	371

Series 2018-KC02, Class B, 4.09%, 7/25/2025 (a) (k)	2,520	2,544

Series 2018-KBF2, Class B, 2.12%, 10/25/2025 (a) (k)	4,084	4,074

Series 2018-KF53, Class B, 2.17%, 10/25/2025 (k)	1,205	1,197

Series 2019-KL4F, Class BAS, 4.26%, 10/25/2025 (a) (k)	7,998	8,306

Series 2018-KSL1, Class C, 3.96%, 11/25/2025 (a) (k)	15,000	14,381

Series 2019-KF58, Class B, 2.27%, 1/25/2026 (a) (k)	642	641

Series 2018-KBX1, Class C, 3.58%, 1/25/2026 (a) (k)	7,500	6,420

Series 2019-KC03, Class B, 4.37%, 1/25/2026 (a) (k)	5,000	5,125

Series 2019-K735, Class C, 4.02%, 5/25/2026 (a) (k)	4,774	5,096

Series 2019-KC06, Class B, 3.82%, 9/25/2026 (a) (k)	7,609	7,333

Series 2016-KF24, Class B, 5.12%, 10/25/2026 (a) (k)	83	85

Series 2020-KF74, Class B, 2.27%, 1/25/2027 (a) (k)	4,229	4,173

Series 2017-KF33, Class B, 2.67%, 6/25/2027 (a) (k)	3,888	3,868

Series 2017-KF40, Class B, 2.82%, 11/25/2027 (a) (k)	148	145

Series 2018-KHG1, Class C, 3.81%, 12/25/2027 (a) (k)	10,000	8,825

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	207

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2018-KF50, Class B, 2.02%, 7/25/2028 (a) (k)	303	298

Series 2018-KF56, Class B, 2.57%, 11/25/2028 (a) (k)	921	921

Series 2019-KF57, Class B, 2.37%, 1/25/2029 (a) (k)	3,622	3,633

Series 2019-KW08, Class B, 4.25%, 1/25/2029 (a) (k)	10,000	9,830

Series 2019-KBF3, Class C, 4.87%, 1/25/2029 (a) (k)	9,940	9,971

Series 2019-KF59, Class B, 2.47%, 2/25/2029 (a) (k)	848	848

Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 (a) (k)	3,600	3,591

Series 2019-KF61, Class B, 2.32%, 4/25/2029 (a) (k)	4,595	4,578

Series 2019-KG01, Class B, 4.16%, 4/25/2029 (a) (k)	3,000	3,190

Series 2019-KF63, Class B, 2.47%, 5/25/2029 (a) (k)	7,670	7,670

Series 2019-KW09, Class B, 4.01%, 5/25/2029 (a) (k)	15,670	15,753

Series 2019-KF65, Class B, 2.52%, 7/25/2029 (a) (k)	8,305	8,188

Series 2019-KF66, Class B, 2.52%, 7/25/2029 (a) (k)	4,622	4,656

Series 2019-KC05, Class B, 4.15%, 7/25/2029 (a) (k)	16,737	16,205

Series 2019-KF67, Class B, 2.37%, 8/25/2029 (a) (k)	5,000	4,988

Series 2019-KF70, Class B, 2.42%, 9/25/2029 (a) (k)	2,501	2,510

Series 2019-KF71, Class B, 2.42%, 10/25/2029 (a) (k)	5,110	5,017

Series 2019-KF73, Class B, 2.57%, 11/25/2029 (a) (k)	12,268	12,331

Series 2020-KF75, Class B, 2.36%, 12/25/2029 (a) (k)	6,967	6,952

Series 2020-KF76, Class B, 2.87%, 1/25/2030 (a) (k)	3,500	3,490

Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (a)	149,467	1,316

Series 2016-K53, Class B, 4.02%, 3/25/2049 (a) (k)	69	76

Series 2017-K67, Class B, 3.94%, 9/25/2049 (a) (k)	145	159

Series 2017-K67, Class C, 3.94%, 9/25/2049 (a) (k)	2,010	2,159

Series 2017-K61, Class C, 3.68%, 12/25/2049 (a) (k)	1,000	1,065

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-K728, Class B, 3.65%, 11/25/2050 (a) (k)	250	268

Series 2017-K728, Class C, 3.65%, 11/25/2050 (a) (k)	105	111

Series 2019-K89, Class C, 4.29%, 1/25/2051 (a) (k)	9,000	9,839

Series 2019-K87, Class C, 4.32%, 1/25/2051 (a) (k)	4,250	4,670

Series 2019-K734, Class C, 4.05%, 2/25/2051 (a) (k)	4,150	4,434

Series 2018-K75, Class D, PO, 4/25/2051 (a)	30,000	18,378

Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (a)	491,816	2,449

Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (a)	114,000	613

Series 2019-K97, Class C, 3.76%, 9/25/2051 (a) (k)	3,021	3,220

Series 2019-K103, Class B, 3.45%, 12/25/2051 (a) (k)	2,303	2,455

Series 2019-K102, Class B, 3.53%, 12/25/2051 (a) (k)	7,932	8,566

Series 2019-K102, Class C, 3.53%, 12/25/2051 (a) (k)	9,100	9,399

Series 2020-K104, Class C, 3.54%, 2/25/2052 (a) (k)	13,102	13,478

Series 2019-K88, Class C, 4.38%, 2/25/2052 (a) (k)	6,700	7,348

Series 2019-K93, Class C, 4.12%, 5/25/2052 (a) (k)	10,500	11,352

Series 2019-K92, Class C, 4.19%, 5/25/2052 (a) (k)	7,000	7,608

Series 2019-K94, Class C, 3.97%, 7/25/2052 (a) (k)	5,847	6,142

Series 2019-K95, Class C, 3.92%, 8/25/2052 (a) (k)	8,250	8,801

Series 2019-K98, Class C, 3.74%, 10/25/2052 (a) (k)	6,000	6,267

Series 2019-K100, Class B, 3.49%, 11/25/2052 (a) (k)	5,188	5,546

Series 2019-K100, Class C, 3.49%, 11/25/2052 (a) (k)	10,000	10,266

Series 2020-K737, Class B, 3.30%, 1/25/2053 (a) (k)	3,750	3,988

Series 2020-K737, Class C, 3.30%, 1/25/2053 (a) (k)	6,000	6,186

Series 2020-K105, Class B, 3.53%, 3/25/2053 (a) (k)	13,250	14,091

Series 2020-K105, Class C, 3.53%, 3/25/2053 (a) (k)	13,485	13,972

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

FRR Re-REMIC Trust

Series 2018-C1, Class BK43, 2.87%, 2/27/2048 ‡ (a) (k)	6,013	5,551

Series 2018-C1, Class A725, 2.76%, 2/27/2050 (a)	1,000	953

Series 2018-C1, Class B725, 3.07%, 2/27/2050 ‡ (a) (k)	2,225	2,097

GNMA

Series 2012-88, Class DI, IO, 0.55%, 8/16/2046 (k)	33,149	526

Series 2013-72, IO, 0.43%, 11/16/2047 (k)	110,213	2,075

Series 2014-172, IO, 0.64%, 1/16/2049 (k)	31,494	841

Series 2012-44, IO, 0.09%, 3/16/2049 (k)	6,143	21

Series 2015-48, IO, 0.62%, 2/16/2050 (k)	2,974	95

Series 2013-15, IO, 0.54%, 8/16/2051 (k)	9,434	212

Series 2013-80, IO, 0.68%, 3/16/2052 (k)	21,578	558

Series 2015-86, IO, 0.59%, 5/16/2052 (k)	23,852	702

Series 2013-7, IO, 0.33%, 5/16/2053 (k)	75,584	1,090

Series 2012-89, IO, 0.36%, 12/16/2053 (k)	14,171	105

Series 2012-115, IO, 0.43%, 4/16/2054 (k)	40,911	637

Series 2014-124, Class IE, IO, 0.65%, 5/16/2054 (k)	16,056	391

Series 2013-48, IO, 0.58%, 7/16/2054 (k)	7,787	187

Series 2014-130, Class IB, IO, 0.50%, 8/16/2054 (k)	867	19

Series 2014-186, IO, 0.68%, 8/16/2054 (k)	4,990	150

Series 2013-194, IO, 0.60%, 9/16/2054 (k)	13,332	247

Series 2015-93, IO, 0.63%, 11/16/2054 (k)	30,597	826

Series 2013-179, IO, 0.30%, 1/16/2055 (k)	45,429	343

Series 2013-178, IO, 0.39%, 6/16/2055 (k)	38,274	652

Series 2016-102, IO, 0.69%, 10/16/2055 (k)	24,285	909

Series 2015-33, IO, 0.65%, 2/16/2056 (k)	28,248	1,002

Series 2015-59, IO, 0.92%, 6/16/2056 (k)	9,039	353

Series 2016-97, IO, 1.00%, 7/16/2056 (k)	31,192	1,835

Series 2014-110, IO, 0.49%, 1/16/2057 (k)	17,609	482

Series 2014-89, IO, 0.54%, 1/16/2057 (k)	10,451	292

Series 2016-177, IO, 0.79%, 1/16/2057 (k)	54,255	2,554

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-172, IO, 0.72%, 3/16/2057 (k)	14,844	528

Series 2016-13, IO, 0.81%, 4/16/2057 (k)	16,468	736

Series 2015-115, IO, 0.50%, 7/16/2057 (k)	3,499	109

Series 2016-40, IO, 0.67%, 7/16/2057 (k)	37,554	1,395

Series 2017-146, IO, 0.67%, 9/16/2057 (k)	39,655	1,925

Series 2017-151, IO, 0.71%, 9/16/2057 (k)	16,931	870

Series 2017-173, IO, 1.24%, 9/16/2057 (k)	15,287	1,006

Series 2016-105, IO, 0.96%, 10/16/2057 (k)	49,165	2,392

Series 2016-56, IO, 0.89%, 11/16/2057 (k)	34,169	1,719

Series 2016-157, IO, 0.90%, 11/16/2057 (k)	30,190	1,749

Series 2016-71, Class QI, IO, 0.93%, 11/16/2057 (k)	84,623	4,443

Series 2016-96, IO, 0.90%, 12/16/2057 (k)	50,901	2,711

Series 2016-94, IO, 1.00%, 12/16/2057 (k)	5,069	259

Series 2016-155, IO, 0.83%, 2/16/2058 (k)	75,529	4,243

Series 2016-130, IO, 0.98%, 3/16/2058 (k)	34,882	1,986

Series 2016-92, IO, 0.84%, 4/16/2058 (k)	778	39

Series 2016-119, IO, 0.98%, 4/16/2058 (k)	115,516	5,992

Series 2016-151, IO, 1.03%, 6/16/2058 (k)	88,577	5,523

Series 2017-41, IO, 0.70%, 7/16/2058 (k)	16,603	795

Series 2016-87, IO, 0.95%, 8/16/2058 (k)	34,976	1,869

Series 2017-3, IO, 0.77%, 9/16/2058 (k)	80,859	4,015

Series 2016-175, IO, 0.81%, 9/16/2058 (k)	31,084	1,613

Series 2017-54, IO, 0.58%, 12/16/2058 (k)	19,062	923

Series 2017-81, IO, 0.67%, 12/16/2058 (k)	11,933	570

Series 2017-23, IO, 0.68%, 5/16/2059 (k)	20,509	950

Series 2017-86, IO, 0.78%, 5/16/2059 (k)	7,811	428

Series 2017-51, IO, 0.79%, 5/16/2059 (k)	12,031	670

Series 2017-148, IO, 0.61%, 7/16/2059 (k)	25,411	1,264

Series 2017-69, IO, 0.81%, 7/16/2059 (k)	12,374	667

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	209

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2017-171, IO, 0.70%, 9/16/2059 (k)	5,130	284

Series 2018-57, IO, 0.41%, 10/16/2059 (k)	103,082	4,930

Series 2017-157, IO, 0.58%, 12/16/2059 (k)	7,582	366

Series 2018-9, IO, 0.54%, 1/16/2060 (k)	147,676	7,166

Series 2019-135, IO, 0.81%, 2/16/2060 (k)	35,906	2,416

Series 2019-67, IO, 0.87%, 2/16/2060 (k)	23,524	1,627

Series 2018-106, IO, 0.57%, 4/16/2060 (k)	17,707	1,035

Series 2018-119, IO, 0.70%, 5/16/2060 (k)	20,985	1,366

Series 2018-85, IO, 0.49%, 7/16/2060 (k)	16,431	964

Series 2018-98, IO, 0.42%, 8/16/2060 (k)	79,362	3,620

Series 2019-9, IO, 0.66%, 8/16/2060 (k)	24,945	1,632

Series 2020-121, IO, 0.94%, 8/16/2060 (k)	9,902	787

Series 2019-114, IO, 1.18%, 2/16/2061 (k)	61,836	5,333

Series 2019-32, IO, 0.57%, 5/16/2061 (k)	85,010	5,500

Series 2019-53, Class IA, IO, 0.73%, 6/16/2061 (k)	8,358	570

Series 2019-155, IO, 0.66%, 7/16/2061 (k)	169,052	10,857

Series 2020-28, IO, 0.86%, 11/16/2061 (k)	21,644	1,532

Series 2020-56, IO, 0.99%, 11/16/2061 (k)	73,397	5,684

Series 2020-124, IO, 1.13%, 12/16/2061 (k)	15,026	1,302

Series 2020-40, IO, 1.21%, 1/16/2062 (k)	73,363	6,713

Series 2020-14, IO, 0.74%, 2/16/2062 (k)	145,825	10,315

Series 2020-2, IO, 0.81%, 3/16/2062 (k)	83,246	5,618

Series 2020-27, IO, 0.88%, 3/16/2062 (k)	35,890	2,697

Series 2020-143, Class IB, IO, 0.91%, 3/16/2062 (k)	63,446	4,930

Series 2020-110, IO, 1.08%, 3/16/2062 (k)	44,641	3,813

Series 2020-143, IO, 1.16%, 3/16/2062 (k)	32,301	2,959

Series 2020-94, IO, 1.20%, 3/16/2062 (k)	107,810	9,515

Series 2020-73, IO, 1.30%, 3/16/2062 (k)	53,449	4,979

Series 2020-23, IO, 0.76%, 4/16/2062 (k)	135,667	9,978

Series 2020-38, IO, 0.95%, 4/16/2062 (k)	134,973	10,434

Series 2020-70, IO, 0.96%, 4/16/2062 (k)	64,682	5,055

Series 2020-54, IO, 1.00%, 4/16/2062 (k)	187,765	15,243

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-89, Class IA, IO, 1.22%, 4/16/2062 (k)	47,570	4,317

Series 2020-69, Class IA, IO, 1.33%, 4/16/2062 (k)	23,026	2,190

Series 2020-120, IO, 0.88%, 5/16/2062 (k)	9,536	763

Series 2020-72, IO, 1.15%, 5/16/2062 (k)	159,149	14,517

Series 2020-91, Class IU, IO, 1.22%, 5/16/2062 (k)	237,899	21,464

Series 2020-50, IO, 0.78%, 6/16/2062 (k)	70,558	5,124

Series 2020-106, Class IC, IO, 0.89%, 6/16/2062 (k)	191,305	14,731

Series 2020-147, IO, 0.97%, 6/16/2062 (k)	188,515	16,381

Series 2020-118, IO, 1.05%, 6/16/2062 (k)	90,882	7,681

Series 2020-161, IO, 1.06%, 8/16/2062 (k)	24,741	2,224

Series 2020-111, IO, 0.99%, 9/15/2062 (k)	20,625	1,654

Series 2020-158, IO, 0.89%, 9/16/2062 (k)	65,157	5,314

Series 2020-114, IO, 0.93%, 9/16/2062 (k)	98,880	8,117

Series 2021-3, IO, 0.96%, 9/16/2062 (k)	249,647	21,738

Series 2020-192, IO, 1.00%, 9/16/2062 (k)	70,370	6,058

Series 2020-172, IO, 1.20%, 9/16/2062 (k)	49,352	4,854

Series 2020-128, IO, 0.99%, 10/16/2062 (k)	63,936	5,587

Series 2021-33, IO, 0.99%, 10/16/2062 (k)	182,000	16,240

Series 2020-159, IO, 1.08%, 10/16/2062 (k)	34,820	3,225

Series 2020-190, IO, 1.06%, 11/16/2062 (k)	44,980	4,118

Series 2020-195, IO, 0.97%, 12/16/2062 (k)	39,864	3,614

Series 2020-150, IO, 0.98%, 12/16/2062 (k)	99,414	8,472

Series 2021-11, IO, 1.02%, 12/16/2062 (k)	122,000	11,304

Series 2020-145, IO, 0.73%, 3/16/2063 (k)	37,117	2,636

Series 2021-22, IO, 1.00%, 5/16/2063 (k)	60,000	5,424

Series 2021-10, IO, 1.00%, 5/16/2063 (k)	79,893	7,127

GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	34,669	3,333

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

GS Mortgage Securities Trust

Series 2012-GCJ9, Class D, 4.74%, 11/10/2045 ‡ (a) (k)	400	390

Series 2013-GC12, Class E, 3.25%, 6/10/2046 ‡ (a)	3,550	2,760

Series 2013-GC12, Class D, 4.45%, 6/10/2046 ‡ (a) (k)	2,240	1,989

Series 2015-GC28, Class D, 4.32%, 2/10/2048 (a) (k)	2,000	1,993

Series 2015-GC32, Class D, 3.35%, 7/10/2048 ‡	4,521	4,190

Series 2015-GC32, Class E, 4.42%, 7/10/2048 ‡ (a) (k)	4,000	2,288

Series 2015-GC34, Class D, 2.98%, 10/10/2048 ‡	3,570	2,843

Series 2016-GS3, Class C, 4.01%, 10/10/2049 ‡ (k)	2,250	2,136

Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (a) (k)	2,000	1,926

Series 2015-GC30, Class D, 3.38%, 5/10/2050	2,500	2,461

Series 2019-GC40, Class E, 3.00%, 7/10/2052 ‡ (a)	2,250	1,927

Series 2019-GC42, Class D, 2.80%, 9/1/2052 (a)	11,880	10,802

Series 2020-GC45, Class XA, IO, 0.67%, 2/13/2053 (k)	74,829	3,592

Series 2020-GC45, Class E, 2.85%, 2/13/2053 ‡ (a) (k)	7,000	5,729

Series 2020-GC47, Class XA, IO, 1.13%, 5/12/2053 (k)	80,846	7,153

Series 2020-GSA2, Class XA, IO, 1.74%, 12/12/2053 (a) (k)	188,021	24,507

Series 2020-GSA2, Class D, 2.25%, 12/12/2053 ‡ (a)	18,158	15,885

Series 2020-GSA2, Class E, 2.25%, 12/12/2053 ‡ (a)	4,000	3,118

Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (k)	9,790	9,877

Jackson Park Trust

Series 2019-LIC, Class E, 3.24%, 10/14/2039 ‡ (a) (k)	3,725	3,510

Series 2019-LIC, Class F, 3.24%, 10/14/2039 ‡ (a) (k)	24,015	21,189

JPMBB Commercial Mortgage Securities Trust

Series 2015-C31, Class B, 4.62%, 8/15/2048 ‡ (k)	2,000	2,211

Series 2015-C31, Class C, 4.62%, 8/15/2048 ‡ (k)	5,000	5,321

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-C33, Class D2, 4.11%, 12/15/2048 ‡ (a) (k)	1,000	927

Series 2016-C1, Class D1, 4.24%, 3/15/2049 ‡ (a) (k)	1,500	1,506

JPMCC Re-REMIC Trust Series 2015-FRR2, Class BK39, PO, 8/27/2047 (a)	1,500	1,313

JPMDB Commercial Mortgage Securities Trust

Series 2017-C7, Class C, 4.18%, 10/15/2050 ‡ (k)	5,000	5,385

Series 2019-COR6, Class D, 2.50%, 11/13/2052 ‡ (a)	9,875	8,963

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2013-C16, Class D, 5.02%, 12/15/2046 ‡ (a) (k)	1,250	1,292

Series 2015-JP1, Class E, 4.23%, 1/15/2049 ‡ (a) (k)	3,250	2,711

Series 2016-JP3, Class D, 3.46%, 8/15/2049 ‡ (a) (k)	2,822	2,329

KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 2.16%, 12/15/2037 ‡ (a) (k)	5,250	5,250

LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.06%, 7/15/2044 (k)	18	18

LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (k)	149	86

MF1 Multifamily Housing Mortgage Loan Trust Series 2019-Q009, Class B, 2.87%, 4/25/2024 ‡ (a) (k)	2,329	2,324

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C14, Class D, 5.05%, 2/15/2047 ‡ (a) (k)	4,250	4,446

Series 2014-C15, Class D, 4.90%, 4/15/2047 ‡ (a) (k)	1,000	1,010

Series 2014-C16, Class B, 4.33%, 6/15/2047 ‡ (k)	11,000	11,399

Series 2014-C17, Class C, 4.48%, 8/15/2047 ‡ (k)	4,000	4,278

Series 2014-C17, Class D, 4.73%, 8/15/2047 ‡ (a) (k)	9,393	8,921

Series 2014-C18, Class D, 3.39%, 10/15/2047 ‡ (a)	7,157	6,353

Series 2015-C27, Class E, 3.24%, 12/15/2047 ‡ (a) (k)	2,500	1,875

Series 2015-C27, Class F, 3.24%, 12/15/2047 ‡ (a) (k)	6,334	3,764

Series 2014-C19, Class D, 3.25%, 12/15/2047 ‡ (a)	2,000	1,958

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	211

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2014-C19, Class E, 3.25%, 12/15/2047 ‡ (a)	6,500	4,604

Series 2015-C21, Class XA, IO, 0.88%, 3/15/2048 (k)	22,027	609

Series 2015-C21, Class B, 3.85%, 3/15/2048 ‡ (k)	4,000	4,126

Series 2015-C24, Class D, 3.26%, 5/15/2048 ‡ (a)	3,000	2,875

Series 2015-C26, Class D, 3.06%, 10/15/2048 ‡ (a)	2,700	2,613

Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (k)	4,350	4,586

Series 2015-C23, Class D, 4.14%, 7/15/2050 ‡ (a) (k)	1,500	1,486

Morgan Stanley Capital I Series 2017-HR2, Class C, 4.22%, 12/15/2050 ‡ (k)	1,200	1,302

Morgan Stanley Capital I Trust

Series 2018-MP, Class D, 4.28%, 7/11/2040 ‡ (a) (k)	1,000	952

Series 2007-T27, Class C, 6.01%, 6/11/2042 ‡ (a) (k)	6,633	6,792

Series 2015-UBS8, Class B, 4.31%, 12/15/2048 ‡ (k)	8,331	8,468

Series 2016-UB11, Class C, 3.69%, 8/15/2049 ‡ (k)	2,000	1,985

Series 2019-L3, Class D, 2.50%, 11/15/2052 (a)	4,500	3,942

Series 2020-L4, Class D, 2.50%, 2/15/2053 (a)	10,000	8,893

Series 2020-HR8, Class XA, IO, 1.85%, 7/15/2053 (k)	19,673	2,747

MRCD MARK Mortgage Trust

Series 2019-PARK, Class G, 2.72%, 12/15/2036 ‡ (a)	13,337	12,600

Series 2019-PARK, Class J, 4.25%, 12/15/2036 ‡ (a)	20,000	18,635

Multi-Family Connecticut Avenue Securities Trust

Series 2019-01, Class M7, 1.82%, 10/15/2049 ‡ (a) (k)	6,299	6,307

Series 2019-01, Class M10, 3.37%, 10/15/2049 ‡ (a) (k)	31,463	31,620

Series 2020-01, Class M10, 3.87%, 3/25/2050 ‡ (a) (k)	30,000	31,465

PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 2.76%, 4/14/2036 ‡ (a) (k)	3,500	3,456

SBALR Commercial Mortgage Trust

Series 2020-RR1, Class XA, IO, 1.28%, 2/13/2053 (a) (k)	94,734	8,484

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-RR1, Class A2, 2.53%, 2/13/2053 (a)	4,000	4,143

Series 2020-RR1, Class B, 3.48%, 2/13/2053 ‡ (a)	11,440	11,575

Series 2020-RR1, Class C, 3.98%, 2/13/2053 ‡ (a) (k)	4,750	4,631

Series 2020-RR1, Class D, 4.06%, 2/13/2053 ‡ (a) (k)	9,750	8,614

SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048 ‡	2,000	2,133

UBS Commercial Mortgage Trust

Series 2017-C1, Class C, 4.44%, 6/15/2050 ‡	5,330	5,205

Series 2017-C2, Class C, 4.30%, 8/15/2050 ‡ (k)	7,250	7,339

Series 2017-C5, Class C, 4.31%, 11/15/2050 ‡ (k)	1,000	1,048

Series 2018-C11, Class B, 4.71%, 6/15/2051 ‡ (k)	5,000	5,588

UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class D, 5.03%, 8/10/2049 ‡ (a) (k)	3,000	3,094

Velocity Commercial Capital Loan Trust

Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (k)	3,410	3,580

Series 2018-2, Class M2, 4.51%, 10/26/2048 ‡ (a) (k)	235	243

Series 2018-2, Class M3, 4.72%, 10/26/2048 ‡ (a) (k)	427	439

Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (k)	3,457	3,595

Series 2019-1, Class M1, 3.94%, 3/25/2049 ‡ (a) (k)	7,236	7,528

Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (k)	4,086	4,203

Wells Fargo Commercial Mortgage Trust

Series 2014-LC18, Class D, 3.96%, 12/15/2047 ‡ (a) (k)	4,000	3,589

Series 2015-C27, Class C, 3.89%, 2/15/2048	3,500	3,538

Series 2015-NXS1, Class E, 2.88%, 5/15/2048 ‡ (a) (k)	3,230	2,370

Series 2015-C29, Class D, 4.21%, 6/15/2048 (k)	2,000	1,973

Series 2016-C35, Class C, 4.18%, 7/15/2048 ‡ (k)	3,000	2,958

Series 2016-NXS6, Class B, 3.81%, 11/15/2049 ‡	450	478

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2017-RB1, Class D, 3.40%, 3/15/2050 (a)	1,500	1,401

Series 2017-C38, Class D, 3.00%, 7/15/2050 (a)	4,500	4,064

Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (k)	2,000	2,260

Series 2019-C52, Class XA, IO, 1.62%, 8/15/2052 (k)	16,665	1,733

Series 2020-C55, Class D, 2.50%, 2/15/2053 ‡ (a)	4,500	3,925

Series 2020-C55, Class E, 2.50%, 2/15/2053 ‡ (a)	6,850	5,139

Series 2015-NXS3, Class D, 3.15%, 9/15/2057 ‡ (a)	2,000	1,873

Series 2015-NXS2, Class D, 4.29%, 7/15/2058 ‡ (k)	2,226	2,063

Series 2015-LC22, Class D, 4.54%, 9/15/2058 ‡ (k)	2,000	1,768

Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class BK20, PO, 5/27/2045 (a)	8,000	7,541

WFRBS Commercial Mortgage Trust

Series 2014-C22, Class D, 3.90%, 9/15/2057 ‡ (a) (k)	6,540	5,740

Total Commercial Mortgage-Backed Securities (Cost $2,568,074)		2,567,658

Asset-Backed Securities — 16.3%

5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022 ‡ (a)	462	462

ABFC Trust Series 2002-OPT1, Class M1, 1.21%, 5/25/2032 ‡ (k)	199	200

ACC Trust

Series 2019-1, Class B, 4.47%, 10/20/2022 (a)	4,133	4,199

Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	2,034	2,050

Series 2018-1, Class C, 6.81%, 2/21/2023 (a)	1,662	1,673

Series 2020-A, Class A, 6.00%, 3/20/2023 (a)	4,512	4,657

Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	12,470	12,707

Series 2019-1, Class C, 6.41%, 2/20/2024 (a)	2,280	2,363

Series 2019-2, Class C, 5.24%, 10/21/2024 (a)	11,285	11,672

Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 ‡ (a)	334	346

Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	723	763

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Affirm Asset Securitization Trust

Series 2020-A, Class A, 2.95%, 2/18/2025 (a)	8,000	8,101

Series 2021-A, Class B, 1.06%, 8/15/2025 (a)	900	901

Series 2021-A, Class C, 1.66%, 8/15/2025 (a)	630	633

Series 2021-A, Class D, 3.49%, 8/15/2025 ‡ (a)	750	756

Series 2021-A, Class E, 5.65%, 8/15/2025 (a)	750	758

American Credit Acceptance Receivables Trust

Series 2018-2, Class E, 5.16%, 9/10/2024 (a)	560	588

Series 2018-3, Class E, 5.17%, 10/15/2024 (a)	1,810	1,895

Series 2019-2, Class E, 4.29%, 6/12/2025 (a)	555	585

Series 2018-3, Class F, 6.44%, 6/12/2025 (a)	1,320	1,397

Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	4,673	4,885

Series 2019-4, Class D, 2.97%, 12/12/2025 (a)	5,600	5,803

Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	6,050	6,286

Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	10,080	10,375

Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	2,000	2,122

Series 2019-3, Class F, 5.42%, 5/12/2026 (a)	710	739

Series 2020-2, Class D, 5.65%, 5/13/2026 (a)	2,400	2,669

Series 2019-2, Class F, 5.81%, 6/12/2026 (a)	2,000	2,105

Series 2019-4, Class F, 5.37%, 9/14/2026 (a)	5,180	5,428

Series 2020-1, Class F, 4.75%, 11/13/2026 (a)	5,000	5,181

Series 2021-1, Class C, 0.83%, 3/15/2027 (a)	9,361	9,360

Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	5,386	5,387

Series 2021-1, Class E, 2.29%, 3/15/2027 (a)	4,500	4,506

Series 2020-4, Class F, 5.22%, 8/13/2027 (a)	5,000	5,176

Series 2021-1, Class F, 4.01%, 11/15/2027 (a)	900	900

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	213

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, Class M2, 2.59%, 12/25/2033 ‡ (k)	166	167

AMSR Trust

Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡ (a)	10,005	10,535

Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	5,000	5,159

Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (a)	2,325	2,308

Series 2020-SFR5, Class F, 2.69%, 11/17/2037 ‡ (a)	3,000	2,975

Series 2020-SFR4, Class F, 2.86%, 11/17/2037 ‡ (a)	15,556	15,458

Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a)	5,310	5,372

Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a)	2,125	2,209

Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a)	2,125	2,236

Applebee’s Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/7/2049 (a)	499	507

Aqua Finance Trust

Series 2019-A, Class C, 4.01%, 7/16/2040 ‡ (a)	7,400	7,804

Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (a)	4,250	4,412

Arivo Acceptance Auto Loan Receivables Trust Series 2019-1, Class B, 3.37%, 6/15/2025 (a)	4,500	4,634

Series 2019-1, Class C, 4.35%, 6/15/2026 (a)	1,500	1,548

Avis Budget Rental Car Funding AESOP LLC

Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	560	593

Series 2019-2A, Class C, 4.24%, 9/22/2025 (a)	3,000	3,234

Series 2019-3A, Class B, 2.65%, 3/20/2026 (a)	3,000	3,137

BlueMountain CLO Ltd. (Cayman Islands) Series 2012-2A, Class DR2, 3.08%, 11/20/2028 ‡ (a) (k)	600	592

Business Jet Securities LLC

Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	11,210	11,444

Series 2018-2, Class C, 6.66%, 6/15/2033 (a)	624	627

Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	9,373	9,543

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-1, Class C, 6.95%, 7/15/2034 ‡ (a)	4,770	4,799

Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	7,172	7,300

Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	5,479	5,466

Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	8,241	8,332

BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 ‡ (a)	1,752	1,814

Camillo Issuer LLC Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	953	988

Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	2,798	2,850

CARS-DB4 LP

Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	3,497	3,632

Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	2,998	3,137

Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (a)	3,500	3,619

Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	4,290	4,414

Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	4,510	4,546

Carvana Auto Receivables Trust

Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	2,000	2,089

Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	4,591	4,787

Series 2019-1A, Class E, 5.64%, 1/15/2026 (a)	500	534

Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	3,000	3,200

Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	9,700	10,242

Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	6,990	7,403

Series 2020-P1, Class N, 2.84%, 9/8/2027 (a)	3,500	3,510

Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (k)	7,743	8,143

Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 ‡ (h)	147	152

CF Hippolyta LLC

Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	5,726	5,771

Series 2020-1, Class B1, 2.28%, 7/15/2060 ‡ (a)	4,247	4,256

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

CIG Auto Receivables Trust Series 2019-1A, Class D, 4.85%, 5/15/2026 (a)	1,660	1,694

CLUB Credit Trust Series 2019-46, Class PT, HB, 21.78%, 12/15/2044 (a) (k)	10,337	10,152

Conn’s Receivables Funding LLC

Series 2019-A, Class B, 4.36%, 10/16/2023 ‡ (a)	874	879

Series 2019-A, Class C, 5.29%, 10/16/2023 ‡ (a)	7,989	7,928

Series 2019-B, Class B, 3.62%, 6/17/2024 ‡ (a)	4,530	4,553

Series 2019-B, Class C, 4.60%, 6/17/2024 ‡ (a)	4,800	4,829

Series 2020-A, Class C, 4.20%, 6/16/2025 (a)	7,500	7,512

Consumer Loan Underlying Bond Certificate Issuer Trust I

Series 2019-54, Class PT, HB, 22.75%, 2/15/2045 (a) (k)	14,617	14,359

Series 2020-4, Class PT, HB, 21.48%, 3/15/2045 ‡ (a) (k)	5,426	5,327

Series 2020-8, Class PT, HB, 21.90%, 4/17/2045 (a) (k)	5,567	5,457

Consumer Loan Underlying Bond Credit Trust Series 2018-P2, Class C, 5.21%, 10/15/2025 ‡ (a)	1,500	1,516

CoreVest American Finance Trust

Series 2019-1, Class E, 5.49%, 3/15/2052 ‡ (a)	575	586

Series 2019-2, Class E, 5.22%, 6/15/2052 ‡ (a) (k)	1,250	1,265

Series 2019-3, Class XB, IO, 1.39%, 10/15/2052 (a) (k)	53,875	4,762

Series 2019-3, Class XA, IO, 2.03%, 10/15/2052 (a) (k)	40,578	3,024

Series 2019-3, Class D, 3.76%, 10/15/2052 ‡ (a)	8,689	9,090

Series 2019-3, Class E, 4.73%, 10/15/2052 ‡ (a) (k)	3,650	3,596

CPS Auto Receivables Trust

Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	4,200	4,334

Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	2,875	2,873

Series 2021-A, Class E, 2.53%, 3/15/2028 (a)	3,100	3,097

Credit Acceptance Auto Loan Trust Series 2020-1A, Class B, 2.39%, 4/16/2029 (a)	4,550	4,707

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 0.84%, 7/25/2034 ‡ (k)	1,324	1,307

DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051 ‡ (a) (j)	3,800	3,831

Diamond Resorts Owner Trust

Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	704	714

Series 2019-1A, Class D, 5.25%, 2/20/2032 ‡ (a)	2,594	2,541

Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (a) (h)	6,825	6,825

Drive Auto Receivables Trust

Series 2017-1, Class D, 3.84%, 3/15/2023	110	111

Series 2018-3, Class D, 4.30%, 9/16/2024	1,456	1,499

Series 2020-1, Class D, 2.70%, 5/17/2027	2,000	2,068

Driven Brands Funding LLC

Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	3,920	4,094

Series 2020-1A, Class A2, 3.79%, 7/20/2050 (a)	498	521

DT Auto Owner Trust

Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	490	497

Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	455	467

Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	1,000	1,037

Series 2017-4A, Class E, 5.15%, 11/15/2024 (a)	1,925	1,959

Series 2018-1A, Class E, 5.42%, 3/17/2025 (a)	1,055	1,082

Series 2019-3A, Class D, 2.96%, 4/15/2025 (a)	2,300	2,384

Series 2018-2A, Class E, 5.54%, 6/16/2025 (a)	1,200	1,246

Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	5,260	5,439

Series 2018-3A, Class E, 5.33%, 11/17/2025 (a)	1,340	1,417

Series 2019-1A, Class E, 4.94%, 2/17/2026 (a)	4,520	4,759

Series 2020-2A, Class B, 2.08%, 3/16/2026 (a)	2,000	2,040

Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	3,437	3,606

Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	3,770	4,142

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	215

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-3A, Class E, 3.85%, 8/17/2026 (a)	3,500	3,651

Series 2019-4A, Class E, 3.93%, 10/15/2026 (a)	9,080	9,501

Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	2,633	2,624

Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	10,750	11,131

Series 2020-2A, Class E, 7.17%, 6/15/2027 (a)	6,880	7,944

Series 2021-1A, Class E, 2.38%, 1/18/2028 (a)	2,000	2,005

E3 (Cayman Islands) Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	966	976

Elara HGV Timeshare Issuer LLC Series 2019-A, Class C, 3.45%, 1/25/2034 ‡ (a)	1,876	1,910

Exeter Automobile Receivables Trust

Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	515	524

Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	750	762

Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	1,000	1,035

Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	1,515	1,573

Series 2020-2A, Class B, 2.08%, 7/15/2024 (a)	3,000	3,045

Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	9,255	9,981

Series 2018-1A, Class E, 4.64%, 10/15/2024 (a)	2,260	2,330

Series 2017-3A, Class D, 5.28%, 10/15/2024 (a)	1,000	1,043

Series 2019-1A, Class D, 4.13%, 12/16/2024 (a)	14,475	15,050

Series 2020-1A, Class C, 2.49%, 1/15/2025 (a)	4,940	5,057

Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	6,591	6,869

Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	2,900	3,063

Series 2018-4A, Class E, 5.38%, 7/15/2025 (a)	2,810	2,991

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	4,260	4,424

Series 2018-3A, Class F, 6.55%, 8/25/2025 (a)	5,130	5,522

Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	10,000	10,325

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-1A, Class E, 5.20%, 1/15/2026 (a)	9,375	10,020

Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	10,000	10,780

Series 2019-2A, Class E, 4.68%, 5/15/2026 (a)	9,160	9,715

Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	5,000	5,179

Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	7,092	7,446

Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	36,335	37,537

Series 2021-1A, Class D, 1.08%, 11/16/2026	18,609	18,548

Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	32,160	33,492

Series 2020-2A, Class E, 7.19%, 9/15/2027 (a)	10,510	12,040

Series 2021-1A, Class E, 2.21%, 2/15/2028 (a)	28,000	27,784

FirstKey Homes Trust Series 2020-SFR1, Class F2, 4.28%, 9/17/2025 ‡ (a)	9,000	9,402

Flagship Credit Auto Trust

Series 2016-3, Class E, 6.25%, 10/15/2023 (a)	1,110	1,126

Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	175	180

Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	530	549

Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	3,833	4,048

Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	10,000	10,338

Series 2020-1, Class D, 2.48%, 3/16/2026 (a)	4,000	4,136

Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	4,500	4,762

Foundation Finance Trust

Series 2019-1A, Class B, 4.22%, 11/15/2034 (a)	855	866

Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (a)	3,055	3,086

FREED ABS Trust

Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	6,726	6,809

Series 2019-1, Class C, 5.39%, 6/18/2026 ‡ (a)	14,200	14,734

Series 2020-FP1, Class B, 3.06%, 3/18/2027 ‡ (a)	6,150	6,269

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (a)	5,000	5,081

Series 2020-2CP, Class B, 5.50%, 6/18/2027 ‡ (a)	2,929	3,082

Series 2020-3FP, Class B, 4.18%, 9/20/2027 (a)	3,000	3,085

Series 2021-1CP, Class B, 1.41%, 3/20/2028 (a)	3,250	3,243

Series 2021-1CP, Class C, 2.83%, 3/20/2028 (a)	1,400	1,398

Genesis Sales Finance Master Trust Series 2020-AA, Class C, 2.99%, 9/22/2025 (a)	1,000	1,005

GLS Auto Receivables Issuer Trust

Series 2020-1A, Class C, 2.72%, 11/17/2025 (a)	5,000	5,172

Series 2019-1A, Class D, 4.94%, 12/15/2025 (a)	4,330	4,542

Series 2019-2A, Class D, 4.52%, 2/17/2026 (a)	7,950	8,292

Series 2019-3A, Class D, 3.84%, 5/15/2026 (a)	700	727

Series 2019-4A, Class D, 4.09%, 8/17/2026 (a)	8,950	9,318

Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	3,000	3,038

Series 2020-1A, Class D, 3.68%, 11/16/2026 (a)	1,250	1,296

Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	2,400	2,490

GLS Auto Receivables Trust Series 2018-3A, Class D, 5.34%, 8/15/2025 (a)	680	717

Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	580	574

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	331	333

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	303	310

Hertz Vehicle Financing II LP Series 2019-3A, Class C, 3.43%, 12/26/2025 (a)	6,500	6,475

HIN Timeshare Trust

Series 2020-A, Class B, 2.23%, 10/9/2039 ‡ (a)	3,309	3,372

Series 2020-A, Class D, 5.50%, 10/9/2039 ‡ (a)	2,879	2,999

Kabbage Funding LLC Series 2019-1, Class C, 4.61%, 3/15/2024 ‡ (a)	84	84

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Lakeview CDO LLC 2.87%, 11/10/2032 ‡ (k)	6,650	6,626

Lending Point Asset Securitization Trust Series 2020-1, Class C, 4.14%, 2/10/2026 ‡ (a)	4,500	4,567

Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025 ‡ (a)	10,269	10,319

Lendmark Funding Trust

Series 2018-1A, Class B, 4.09%, 12/21/2026 ‡ (a)	790	796

Series 2018-1A, Class C, 5.03%, 12/21/2026 ‡ (a)	1,305	1,317

Series 2018-2A, Class D, 6.78%, 4/20/2027 (a)	2,500	2,588

Series 2019-1A, Class D, 5.34%, 12/20/2027 ‡ (a)	3,000	3,093

Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡ (a)	3,040	3,097

LL ABS Trust

Series 2019-1A, Class A, 2.87%, 3/15/2027 (a)	1,197	1,201

Series 2019-1A, Class C, 5.07%, 3/15/2027 ‡ (a)	3,500	3,541

Series 2020-1A, Class A, 2.33%, 1/17/2028 (a)	5,449	5,492

Long Beach Mortgage Loan Trust Series 2003-4, Class M2, 2.74%, 8/25/2033 ‡ (k)	2	2

LP LMS Asset Securitization Trust Series 2019-1A, Class A, 4.21%, 11/10/2025 (a)	3,676	3,723

LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	135	136

Mariner Finance Issuance Trust Series 2019-AA, Class D, 5.44%, 7/20/2032 ‡ (a)	5,120	5,080

Marlette Funding Trust Series 2017-3A, Class D, 5.03%, 12/15/2024 ‡ (a)	4,036	4,038

ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	27,769	28,843

MFA LLC Series 2018-NPL2, Class A1, 4.16%, 7/25/2048 ‡ (a) (h)	133	134

New Residential Mortgage LLC

Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	20,862	21,361

Series 2018-FNT2, Class E, 5.12%, 7/25/2054 ‡ (a)	784	785

Series 2018-FNT2, Class F, 5.95%, 7/25/2054 ‡ (a)	2,613	2,609

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	217

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

NRZ Excess Spread-Collateralized Notes

Series 2018-FNT1, Class D, 4.69%, 5/25/2023 ‡ (a)	488	488

Series 2018-FNT1, Class E, 4.89%, 5/25/2023 ‡ (a)	1,419	1,419

Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	11,531	11,585

NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	7,377	7,417

Ocean Beach SPC (Cayman Islands) Series 2020-1I, Class A, 4.00%, 9/26/2022	11,270	11,270

Octane Receivables Trust

Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	4,795	4,854

Series 2019-1A, Class B, 3.77%, 7/22/2024 ‡ (a)	12,591	12,980

OneMain Direct Auto Receivables Trust

Series 2018-1A, Class D, 4.40%, 1/14/2028 (a)	580	592

Series 2019-1A, Class D, 4.68%, 4/14/2031 (a)	4,500	5,003

OneMain Financial Issuance Trust

Series 2019-1A, Class B, 3.79%, 2/14/2031 ‡ (a)	745	768

Series 2017-1A, Class D, 4.52%, 9/14/2032 ‡ (a)	1,100	1,107

Series 2018-2A, Class D, 4.29%, 3/14/2033 ‡ (a)	1,500	1,551

Series 2020-2A, Class B, 2.21%, 9/14/2035 ‡ (a)	4,000	4,113

Orange Lake Timeshare Trust

Series 2018-A, Class C, 3.74%, 11/8/2030 ‡ (a)	2,243	2,293

Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	2,859	2,896

Oxford Finance Funding LLC Series 2020-1A, Class A2, 3.10%, 2/15/2028 (a)	4,000	4,141

Pagaya AI Debt Selection Trust Series 2020-3, Class C, 6.43%, 5/17/2027 ‡ (a)	3,396	3,539

PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.48%, 4/25/2023 (a) (k)	4,626	4,559

PNMAC GMSR Issuer Trust

Series 2018-GT1, Class A, 2.97%, 2/25/2023 (a) (k)	4,655	4,649

Series 2018-GT2, Class A, 2.77%, 8/25/2025 (a) (k)	4,320	4,299

Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 5.11%, 7/25/2035 ‡ (h)	241	246

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Prestige Auto Receivables Trust

Series 2017-1A, Class E, 4.89%, 5/15/2024 (a)	1,160	1,189

Series 2018-1A, Class E, 5.03%, 1/15/2026 (a)	720	752

Pretium Mortgage Credit Partners I LLC

Series 2019-CFL1, Class A2, 4.95%, 1/25/2059 ‡ (a) (h)	4,335	4,321

Series 2020-NPL3, Class A2, 6.41%, 6/27/2060 ‡ (a) (h)	14,500	14,590

Progress Residential Series 2021-SFR1, Class G, 3.86%, 4/17/2038 (a)	7,000	6,707

Progress Residential Trust

Series 2020-SFR3, Class F, 2.80%, 10/17/2027 ‡ (a)	5,000	5,037

Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	3,000	3,077

Series 2019-SFR1, Class E, 4.47%, 8/17/2035 ‡ (a)	2,000	2,054

Series 2018-SFR3, Class D, 4.43%, 10/17/2035 ‡ (a)	1,047	1,067

Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	524	535

Series 2019-SFR2, Class E, 4.14%, 5/17/2036 ‡ (a)	4,000	4,107

Series 2019-SFR3, Class E, 3.37%, 9/17/2036 ‡ (a)	6,100	6,228

Prosper Marketplace Issuance Trust Series 2019-2A, Class C, 5.05%, 9/15/2025 ‡ (a)	7,941	8,032

PRPM LLC

Series 2020-1A, Class A1, 2.98%, 2/25/2025 ‡ (a) (h)	4,869	4,882

Series 2020-4, Class A2, 3.44%, 10/25/2025 ‡ (a) (h)	7,000	7,028

RAMP Trust Series 2002-RS2, Class AI5, 5.42%, 3/25/2032 ‡ (k)	85	88

ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044 (a) (k)	13,551	12,925

Regional Management Issuance Trust

Series 2019-1, Class C, 4.11%, 11/15/2028 ‡ (a)	5,110	5,264

Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	6,000	6,079

Series 2020-1, Class D, 6.77%, 10/15/2030 ‡ (a)	2,410	2,496

Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	5,728	5,734

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2021-1, Class B, 2.42%, 3/17/2031 ‡ (a)	895	891

Series 2021-1, Class C, 3.04%, 3/17/2031 (a)	2,500	2,488

Series 2021-1, Class D, 5.07%, 3/17/2031 ‡ (a)	2,600	2,587

Renaissance Home Equity Loan Trust

Series 2003-4, Class M2F, 6.24%, 3/25/2034 ‡ (h)	132	133

Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (h)	556	592

Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	214	220

Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	2,857	2,911

Republic FInance Issuance Trust Series 2019-A, Class A, 3.43%, 11/22/2027 (a)	4,185	4,254

Santander Drive Auto Receivables Trust

Series 2017-3, Class E, 4.97%, 1/15/2025	5,770	5,950

Series 2018-2, Class E, 5.02%, 9/15/2025	5,584	5,845

Series 2020-2, Class D, 2.22%, 9/15/2026	2,350	2,419

Santander Prime Auto Issuance Notes Trust Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	912	919

Series 2018-A, Class F, 6.80%, 9/15/2025 (a)	1,856	1,877

Santander Revolving Auto Loan Trust

Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	11,500	12,187

Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	880	927

Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	8,085	8,501

SCF Equipment Leasing LLC Series 2021-1A, Class E, 3.56%, 8/20/2032 ‡ (a)	3,300	3,266

Security National Mortgage Loan Trust Series 2004-2A, Class AF3, 5.77%, 11/25/2034 ‡ (a) (k)	37	37

Sierra Timeshare Receivables Funding LLC

Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	587	598

Series 2019-2A, Class D, 4.54%, 5/20/2036 ‡ (a)	1,650	1,653

Series 2019-3A, Class D, 4.18%, 8/20/2036 ‡ (a)	3,859	3,813

Series 2020-2A, Class D, 6.59%, 7/20/2037 ‡ (a)	3,586	3,787

Small Business Lending Trust Series 2020-A, Class C, 5.01%, 12/15/2026 ‡ (a)	3,250	3,013

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

SoFi Consumer Loan Program LLC Series 2017-6, Class C, 4.02%, 11/25/2026 ‡ (a)	100	103

Sofi Consumer Loan Program Trust Series 2018-2, Class C, 4.25%, 4/26/2027 ‡ (a)	5,000	5,190

SoFi Consumer Loan Program Trust Series 2018-1, Class C, 3.97%, 2/25/2027 ‡ (a)	450	465

Springleaf Funding Trust Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	900	906

Stanwich Mortgage Loan Trust Series 2019-NPB2, Class A1, 3.48%, 11/16/2024 ‡ (a) (h)	4,344	4,371

Structured Asset Investment Loan Trust Series 2004-8, Class M3, 1.09%, 9/25/2034 ‡ (k)	169	168

Tesla Auto Lease Trust

Series 2019-A, Class D, 3.37%, 1/20/2023 (a)	2,700	2,805

Series 2019-A, Class E, 5.48%, 5/22/2023 (a)	16,500	17,458

Series 2020-A, Class D, 2.33%, 2/20/2024 (a)	2,000	2,047

Series 2020-A, Class E, 4.64%, 8/20/2024 (a)	3,777	3,982

Towd Point Mortgage Trust Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (a) (h)	5,750	5,823

Tricolor Auto Securitization Trust Series 2020-1A, Class B, 8.25%, 11/15/2026 (a)	6,349	6,110

US Auto Funding LLC

Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	7,000	7,146

Series 2018-1A, Class B, 7.50%, 7/15/2023 (a)	1,477	1,549

VCAT LLC

Series 2020-NPL1, Class A1, 3.67%, 8/25/2050 ‡ (a) (h)	3,276	3,313

Vericrest Opportunity Loan Trust

Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049 ‡ (a) (h)	9,000	9,013

Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (a) (h)	12,000	12,010

Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050 ‡ (a) (h)	6,462	6,496

Veros Automobile Receivables Trust Series 2018-1, Class D, 5.74%, 8/15/2025 (a)	2,500	2,537

VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	10,122	9,956

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	219

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

VMD-WL1 4.71%, 2/28/2021	14,478	14,442

VOLT LXXXIV LLC Series 2019-NP10, Class A1B, 3.97%, 12/27/2049 ‡ (a) (h)	14,250	14,268

VOLT LXXXV LLC Series 2020-NPL1, Class A1B, 3.72%, 1/25/2050 ‡ (a) (h)	25,000	25,056

VOLT LXXXVII LLC

Series 2020-NPL3, Class A1B, 3.67%, 2/25/2050 ‡ (a) (h)	14,600	14,619

Series 2020-NPL3, Class A2, 4.34%, 2/25/2050 ‡ (a) (h)	6,000	5,948

Voya CLO Ltd. (Cayman Islands) Series 2016-3A, Class CR, 3.47%, 10/18/2031 ‡ (a) (k)	535	521

Welk Resorts LLC

Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	3,756	3,875

Series 2019-AA, Class D, 4.03%, 6/15/2038 ‡ (a)	1,481	1,524

Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	10,144	10,720

Westlake Automobile Receivables Trust

Series 2018-3A, Class E, 4.90%, 12/15/2023 (a)	670	700

Series 2018-2A, Class E, 4.86%, 1/16/2024 (a)	450	467

Series 2018-1A, Class F, 5.60%, 7/15/2024 (a)	3,500	3,543

Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	1,013	1,051

Series 2018-2A, Class F, 6.04%, 1/15/2025 (a)	1,320	1,359

Series 2018-3A, Class F, 6.02%, 2/18/2025 (a)	3,690	3,825

Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	600	622

Series 2019-2A, Class E, 4.02%, 4/15/2025 (a)	4,815	5,047

Series 2020-2A, Class C, 2.01%, 7/15/2025 (a)	1,000	1,025

Series 2020-2A, Class D, 2.76%, 1/15/2026 (a)	2,000	2,083

Series 2019-1A, Class F, 5.67%, 2/17/2026 (a)	3,009	3,133

Series 2019-2A, Class F, 5.00%, 3/16/2026 (a)	1,880	1,930

Series 2019-3A, Class F, 4.72%, 4/15/2026 (a)	3,400	3,497

Total Asset-backed Securities (Cost $1,461,700)		1,487,927

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 13.4%

ACC 0.00%, 9/15/2022 ‡	11,885	11,885

Acre Series 2017-B, 8.39%, 12/22/2021 ‡	500	495

Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 3.82%, 5/25/2036 (k)	1,490	1,456

Alternative Loan Trust

Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	29	30

Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	19	20

Series 2005-23CB, Class A7, 5.25%, 7/25/2035	25	24

Series 2005-23CB, Class A16, 5.50%, 7/25/2035	70	67

Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	490	492

Series 2005-J14, Class A3, 5.50%, 12/25/2035	320	272

Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	607	463

Angel Oak Mortgage Trust

Series 2019-5, Class M1, 3.30%, 10/25/2049 ‡ (a) (k)	8,000	8,191

Series 2019-5, Class B1, 3.96%, 10/25/2049 ‡ (a) (k)	2,470	2,535

Series 2019-6, Class B3, 6.02%, 11/25/2059 ‡ (a) (k)	1,250	1,153

Series 2020-1, Class M1, 3.16%, 12/25/2059 ‡ (a) (k)	4,400	4,498

Series 2020-1, Class B1, 3.76%, 12/25/2059 ‡ (a) (k)	1,550	1,565

Angel Oak Mortgage Trust I LLC

Series 2018-PB1, Class A, 5.00%, 8/25/2021 (a) (k)	25	25

Series 2018-2, Class B1, 4.89%, 7/27/2048 ‡ (a) (k)	3,500	3,572

Series 2018-3, Class B1, 5.04%, 9/25/2048 ‡ (a) (k)	1,000	1,026

Antler Mortgage Trust

Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (a)	308	309

Series 2019-RTL1, Class A2, 4.95%, 8/25/2022 (a) (k)	2,000	2,038

Series 2019-RTL1, Class M, 6.90%, 1/25/2023 ‡ (a) (k)	3,000	2,991

Series 2018-RTL1, Class M, 7.39%, 5/25/2023 ‡ (a) (h)	1,700	1,687

Arroyo Mortgage Trust

Series 2019-3, Class M1, 4.20%, 10/25/2048 ‡ (a) (k)	1,000	1,053

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (k)	1,305	1,341

Banc of America Funding Trust Series 2007-5, Class 4A1, 0.49%, 7/25/2037 (k)	417	281

Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 3.01%, 8/25/2034 (k)	127	133

Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 ‡ (h)	113	109

Bellemeade Re Ltd. (Bermuda)

Series 2019-1A, Class M2, 2.82%, 3/25/2029 ‡ (a) (k)	1,000	1,005

Series 2019-3A, Class B1, 2.62%, 7/25/2029 ‡ (a) (k)	1,000	1,014

CHL GMSR Issuer Trust

Series 2018-GT1, Class A, 2.87%, 5/25/2023 (a) (k)	840	837

Series 2018-GT1, Class B, 3.62%, 5/25/2023 ‡ (a) (k)	850	849

Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	48	48

Citigroup Mortgage Loan Trust, Inc.

Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019 ‡	6	6

Series 2003-1, Class 3A5, 5.25%, 9/25/2033	99	101

COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050 (a) (k)	1,526	1,544

Connecticut Avenue Securities Trust

Series 2018-R07, Class 1ED2, 1.22%, 4/25/2031 (a) (k)	158	157

Series 2018-R07, Class 1B1, 4.47%, 4/25/2031 ‡ (a) (k)	8,186	8,391

Series 2019-R01, Class 2M2, 2.57%, 7/25/2031 ‡ (a) (k)	14,325	14,334

Series 2019-R01, Class 2B1, 4.47%, 7/25/2031 ‡ (a) (k)	1,000	1,014

Series 2019-R02, Class 1B1, 4.27%, 8/25/2031 ‡ (a) (k)	10,130	10,339

Series 2019-R04, Class 2B1, 5.37%, 6/25/2039 (a) (k)	5,000	5,112

Series 2019-R05, Class 1M2, 2.12%, 7/25/2039 ‡ (a) (k)	977	977

Series 2019-R05, Class 1B1, 4.22%, 7/25/2039 (a) (k)	1,500	1,496

Series 2019-R06, Class 2B1, 3.87%, 9/25/2039 (a) (k)	26,974	26,486

Series 2019-R07, Class 1M2, 2.22%, 10/25/2039 ‡ (a) (k)	11,058	11,058

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-R07, Class 1B1, 3.52%, 10/25/2039 ‡ (a) (k)	3,000	2,927

Series 2020-R01, Class 1M2, 2.17%, 1/25/2040 ‡ (a) (k)	3,800	3,801

Series 2020-R01, Class 1B1, 3.37%, 1/25/2040 ‡ (a) (k)	2,000	1,941

CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 0.67%, 6/25/2035 (k)	269	206

CSMA SFR Holdings II (United Kingdom) Zero Coupon, 7/31/2023 ‡	6,807	6,690

Deephaven Residential Mortgage Trust

Series 2019-2A, Class B1, 4.72%, 4/25/2059 ‡ (a) (k)	1,500	1,468

Series 2019-2A, Class B2, 5.79%, 4/25/2059 ‡ (a) (k)	1,500	1,403

Series 2019-3A, Class B1, 4.26%, 7/25/2059 ‡ (a) (k)	2,000	2,005

Series 2019-3A, Class B2, 5.66%, 7/25/2059 ‡ (a) (k)	2,000	2,056

Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (a) (k)	6,690	6,729

Series 2019-4A, Class B2, 4.92%, 10/25/2059 ‡ (a) (k)	5,650	5,623

Series 2020-1, Class A1, 2.34%, 1/25/2060 (a) (k)	3,237	3,277

Series 2020-1, Class A3, 2.65%, 1/25/2060 (a) (k)	4,095	4,129

Series 2020-1, Class M1, 3.01%, 1/25/2060 ‡ (a) (k)	9,500	9,745

Series 2020-1, Class B1, 3.66%, 1/25/2060 ‡ (a) (k)	4,000	4,098

Deutsche Mortgage Securities, Inc., Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (h)	135	140

Eagle RE Ltd. (Bermuda) Series 2019-1, Class M2, 3.42%, 4/25/2029 ‡ (a) (k)	6,240	6,288

FHLMC STACR REMIC Trust Series 2021-DNA1, Class B2, 4.79%, 1/25/2051 ‡ (a) (k)	6,400	6,376

FHLMC STACR Trust

Series 2018-HQA2, Class M2, 2.42%, 10/25/2048 (a) (k)	8,430	8,452

Series 2018-HQA2, Class B1, 4.37%, 10/25/2048 (a) (k)	1,670	1,727

Series 2019-HQA2, Class M2, 2.17%, 4/25/2049 (a) (k)	1,453	1,453

FHLMC Structured Agency Credit Risk Debt Notes

Series 2015-HQA2, Class M3, 4.92%, 5/25/2028 (k)	2,830	2,936

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	221

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2016-DNA1, Class M3, 5.68%, 7/25/2028 (k)	6,634	6,966

Series 2016-HQA1, Class M3, 6.47%, 9/25/2028 (k)	1,925	2,044

Series 2016-DNA2, Class M3, 4.77%, 10/25/2028 (k)	3,500	3,659

Series 2016-HQA2, Class M3, 5.27%, 11/25/2028 (k)	16,460	17,088

Series 2016-DNA3, Class M3, 5.12%, 12/25/2028 (k)	5,115	5,377

Series 2016-DNA4, Class M3, 3.92%, 3/25/2029 (k)	2,371	2,463

Series 2016-HQA4, Class M3, 4.02%, 4/25/2029 (k)	16,067	16,630

Series 2017-HQA1, Class M2, 3.67%, 8/25/2029 (k)	5,242	5,385

Series 2017-DNA2, Class B1, 5.27%, 10/25/2029 (k)	7,000	7,591

Series 2017-HQA2, Class B1, 4.87%, 12/25/2029 (k)	2,500	2,655

Series 2017-DNA3, Class B1, 4.57%, 3/25/2030 (k)	3,500	3,688

Series 2017-HQA3, Class B1, 4.57%, 4/25/2030 (k)	1,000	1,025

Series 2018-HQA1, Class M2, 2.42%, 9/25/2030 (k)	8,542	8,562

Series 2018-HQA1, Class B1, 4.47%, 9/25/2030 (k)	7,510	7,792

FHLMC, REMIC

Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,833	208

Series 4149, IO, 3.00%, 1/15/2033	476	51

Series 4160, IO, 3.00%, 1/15/2033	1,423	158

Series 4212, Class MI, IO, 3.00%, 6/15/2033	1,888	212

Series 2916, Class S, IF, IO, 7.14%, 1/15/2035 (k)	2,640	541

Series 3145, Class GI, IF, IO, 6.49%, 4/15/2036 (k)	2,361	458

Series 4116, Class LS, IF, IO, 6.09%, 10/15/2042 (k)	355	83

Series 4495, Class PI, IO, 4.00%, 9/15/2043	505	49

Series 4321, Class PI, IO, 4.50%, 1/15/2044	465	71

Series 4670, Class TI, IO, 4.50%, 1/15/2044	803	86

Series 4550, Class DI, IO, 4.00%, 3/15/2044	402	47

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4612, Class QI, IO, 3.50%, 5/15/2044	625	69

Series 4612, Class PI, IO, 3.50%, 6/15/2044	54	7

Series 4657, Class QI, IO, 4.00%, 9/15/2044	667	72

Series 4585, Class JI, IO, 4.00%, 5/15/2045	422	63

Series 4628, Class PI, IO, 4.00%, 7/15/2045	392	54

Series 4599, Class SA, IF, IO, 5.89%, 7/15/2046 (k)	313	67

Series 4681, Class SD, IF, IO, 6.04%, 5/15/2047 (k)	742	163

Series 4694, Class SA, IF, IO, 5.99%, 6/15/2047 (k)	1,152	204

Series 4689, Class SD, IF, IO, 6.04%, 6/15/2047 (k)	1,074	229

Series 4717, Class SP, IF, IO, 5.99%, 8/15/2047 (k)	30,556	7,269

Series 4707, Class SA, IF, IO, 6.04%, 8/15/2047 (k)	988	244

Series 4714, Class SA, IF, IO, 6.04%, 8/15/2047 (k)	833	177

Series 4746, Class SC, IF, IO, 6.04%, 1/15/2048 (k)	12,068	2,777

Series 4910, Class PI, IO, 5.00%, 7/25/2049	3,076	604

Series 4919, Class SH, IF, IO, 5.88%, 9/25/2049 (k)	23,049	3,715

Series 4906, Class QS, IF, IO, 5.93%, 9/25/2049 (k)	22,996	4,945

Series 4925, Class SA, IF, IO, 5.93%, 10/25/2049 (k)	35,077	6,706

Series 4932, Class SA, IF, IO, 5.88%, 11/25/2049 (k)	31,094	5,601

Series 4937, Class MS, IF, IO, 5.93%, 12/25/2049 (k)	55,614	11,209

Series 4954, Class SY, IF, IO, 5.93%, 2/25/2050 (k)	33,458	6,804

Series 4983, Class SY, IF, IO, 5.98%, 5/25/2050 (k)	22,553	5,173

Series 4983, Class SA, IF, IO, 5.98%, 6/25/2050 (k)	19,800	4,357

Series 4995, Class SB, IF, IO, 5.98%, 7/25/2050 (k)	19,131	4,822

Series 5011, Class MI, IO, 3.00%, 9/25/2050	50,376	8,041

Series 5023, Class HI, IO, 3.00%, 10/25/2050	13,902	2,275

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 5052, Class EI, IO, 3.00%, 12/25/2050	40,254	6,950

Series 5072, Class BI, IO, 3.00%, 2/25/2051	47,849	7,946

Series 4839, Class WS, IF, IO, 5.99%, 8/15/2056 (k)	37,850	8,935

FHLMC, STRIPS

Series 304, Class C32, IO, 3.00%, 10/15/2026	311	18

Series 342, Class S7, IF, IO, 6.00%, 2/15/2045 (k)	13,863	3,170

FMC GMSR Issuer Trust Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (k)	7,000	7,008

FNMA, Connecticut Avenue Securities

Series 2015-C03, Class 1M2, 5.13%, 7/25/2025 ‡ (k)	2,859	2,929

Series 2016-C02, Class 1M2, 6.12%, 9/25/2028 (k)	1,386	1,460

Series 2016-C03, Class 1M2, 5.42%, 10/25/2028 (k)	2,072	2,179

Series 2016-C03, Class 2M2, 6.02%, 10/25/2028 (k)	1,089	1,144

Series 2016-C05, Class 2M2, 4.57%, 1/25/2029 (k)	1,737	1,811

Series 2016-C06, Class 1M2, 4.37%, 4/25/2029 (k)	22,151	23,054

Series 2016-C07, Class 2M2, 4.47%, 5/25/2029 (k)	6,086	6,340

Series 2017-C01, Class 1M2, 3.67%, 7/25/2029 (k)	997	1,029

Series 2017-C01, Class 1B1, 5.87%, 7/25/2029 (k)	16,485	18,055

Series 2017-C02, Class 2M2, 3.77%, 9/25/2029 (k)	11,117	11,435

Series 2017-C02, Class 2B1, 5.62%, 9/25/2029 (k)	5,500	5,871

Series 2017-C03, Class 1B1, 4.97%, 10/25/2029 (k)	3,000	3,256

Series 2017-C05, Class 1M2, 2.32%, 1/25/2030 (k)	10,499	10,579

Series 2017-C05, Class 1B1, 3.72%, 1/25/2030 (k)	2,760	2,852

Series 2017-C06, Class 1M2, 2.77%, 2/25/2030 (k)	2,367	2,392

Series 2017-C06, Class 2B1, 4.57%, 2/25/2030 (k)	8,015	8,274

Series 2017-C07, Class 2M2, 2.62%, 5/25/2030 (k)	4,863	4,893

Series 2017-C07, Class 1B1, 4.12%, 5/25/2030 (k)	5,200	5,342

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-C01, Class 1B1, 3.67%, 7/25/2030 (k)	2,870	2,888

Series 2018-C02, Class 2M2, 2.32%, 8/25/2030 (k)	1,429	1,433

Series 2018-C03, Class 1M2, 2.27%, 10/25/2030 (k)	294	295

Series 2018-C04, Class 2M2, 2.67%, 12/25/2030 (k)	4,375	4,412

Series 2018-C04, Class 2B1, 4.62%, 12/25/2030 (k)	4,250	4,386

Series 2018-C05, Class 1M2, 2.47%, 1/25/2031 (k)	1,140	1,140

Series 2018-C05, Class 1B1, 4.37%, 1/25/2031 (k)	3,000	3,105

Series 2018-C06, Class 1M2, 2.12%, 3/25/2031 (k)	1,357	1,359

Series 2018-C06, Class 2M2, 2.22%, 3/25/2031 (k)	941	938

Series 2018-C06, Class 1B1, 3.87%, 3/25/2031 (k)	15,310	15,449

Series 2018-C06, Class 2B1, 4.22%, 3/25/2031 (k)	2,860	2,924

FNMA, REMIC

Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	1,065	93

Series 2012-93, Class FS, IF, IO, 6.03%, 9/25/2032 (k)	3,466	629

Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	2,999	309

Series 2003-76, Class SB, IF, IO, 6.93%, 8/25/2033 (k)	2,545	423

Series 2006-42, Class LI, IF, IO, 6.44%, 6/25/2036 (k)	2,131	412

Series 2011-79, Class SD, IF, IO, 5.78%, 8/25/2041 (k)	5,893	1,062

Series 2011-78, Class JS, IF, IO, 5.88%, 8/25/2041 (k)	2,752	559

Series 2012-133, Class HS, IF, IO, 6.03%, 12/25/2042 (k)	322	82

Series 2012-133, Class NS, IF, IO, 6.03%, 12/25/2042 (k)	1,456	309

Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	576	69

Series 2015-35, Class SA, IF, IO, 5.48%, 6/25/2045 (k)	14,639	2,396

Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	483	77

Series 2016-56, Class ST, IF, IO, 5.88%, 8/25/2046 (k)	8,092	1,849

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	223

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2016-63, Class AS, IF, IO, 5.88%, 9/25/2046 (k)	166	37

Series 2016-75, Class SC, IF, IO, 5.98%, 10/25/2046 (k)	11,107	2,260

Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	560	88

Series 2016-95, Class ES, IF, IO, 5.88%, 12/25/2046 (k)	2,701	605

Series 2017-13, Class AS, IF, IO, 5.93%, 2/25/2047 (k)	987	224

Series 2017-6, Class SB, IF, IO, 5.93%, 2/25/2047 (k)	185	38

Series 2017-16, Class SM, IF, IO, 5.93%, 3/25/2047 (k)	5,966	1,278

Series 2017-39, Class ST, IF, IO, 5.98%, 5/25/2047 (k)	2,431	495

Series 2017-70, Class SA, IF, IO, 6.03%, 9/25/2047 (k)	1,526	357

Series 2017-69, Class SH, IF, IO, 6.08%, 9/25/2047 (k)	1,274	279

Series 2017-81, Class SM, IF, IO, 6.08%, 10/25/2047 (k)	26,298	6,372

Series 2017-90, Class SP, IF, IO, 6.03%, 11/25/2047 (k)	4,184	1,009

Series 2017-112, Class SC, IF, IO, 6.03%, 1/25/2048 (k)	5,454	1,006

Series 2018-16, Class SN, IF, IO, 6.13%, 3/25/2048 (k)	3,035	532

Series 2018-27, Class SE, IF, IO, 6.08%, 5/25/2048 (k)	4,812	1,035

Series 2018-67, Class SN, IF, IO, 6.08%, 9/25/2048 (k)	9,290	1,902

Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	2,112	345

Series 2018-73, Class SC, IF, IO, 6.08%, 10/25/2048 (k)	6,755	1,311

Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	3,640	617

Series 2019-37, Class CS, IF, IO, 5.93%, 7/25/2049 (k)	5,953	1,457

Series 2019-42, Class SK, IF, IO, 5.93%, 8/25/2049 (k)	12,304	2,451

Series 2019-62, Class SP, IF, IO, 5.93%, 11/25/2049 (k)	26,865	6,154

Series 2020-54, Class AS, IF, IO, 6.03%, 8/25/2050 (k)	45,210	10,644

Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	72,090	12,074

Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	120,894	20,018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-8, Class GI, IO, 3.00%, 3/25/2051	16,372	2,712

Series 2017-57, Class SA, IF, IO, 5.98%, 8/25/2057 (k)	1,216	275

FNMA, STRIPS

Series 421, Class 7, IO, 3.50%, 5/25/2030	255	16

Series 421, Class C3, IO, 4.00%, 7/25/2030	482	45

FTF 8.00%, 8/15/2024	6,500	3,494

GCAT Trust

Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 ‡ (a) (k)	10,871	10,801

Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 ‡ (a) (k)	3,000	2,992

GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	43	43

GNMA

Series 2013-182, Class MS, IF, IO, 6.03%, 12/20/2043 (k)	13,670	3,118

Series 2015-110, Class MS, IF, IO, 5.60%, 8/20/2045 (k)	9,221	1,617

Series 2016-49, Class SB, IF, IO, 5.94%, 4/20/2046 (k)	5,996	1,100

Series 2016-83, Class SA, IF, IO, 5.99%, 6/20/2046 (k)	3,801	849

Series 2016-108, Class SN, IF, IO, 5.97%, 8/20/2046 (k)	19,141	4,466

Series 2016-108, Class SM, IF, IO, 5.99%, 8/20/2046 (k)	4,418	949

Series 2016-111, Class SA, IF, IO, 5.99%, 8/20/2046 (k)	7,245	1,560

Series 2016-120, Class NS, IF, IO, 5.99%, 9/20/2046 (k)	4,933	1,099

Series 2016-120, Class SA, IF, IO, 5.99%, 9/20/2046 (k)	24,224	4,760

Series 2016-146, Class NS, IF, IO, 5.99%, 10/20/2046 (k)	6,096	1,406

Series 2016-147, Class AS, IF, IO, 5.99%, 10/20/2046 (k)	8,677	1,811

Series 2017-36, Class SL, IF, IO, 6.09%, 3/16/2047 (k)	9,520	1,878

Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	2,505	143

Series 2017-68, Class DS, IF, IO, 6.04%, 5/20/2047 (k)	19,728	3,829

Series 2017-68, Class SA, IF, IO, 6.04%, 5/20/2047 (k)	4,421	892

Series 2017-80, Class AS, IF, IO, 6.09%, 5/20/2047 (k)	4,689	841

Series 2017-85, Class SA, IF, IO, 6.04%, 6/20/2047 (k)	6,911	1,274

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2017-107, Class KS, IF, IO, 6.09%, 7/20/2047 (k)	9,332	1,690

Series 2017-120, Class ES, IF, IO, 6.09%, 8/20/2047 (k)	8,441	1,714

Series 2017-134, Class SB, IF, IO, 6.09%, 9/20/2047 (k)	6,447	1,068

Series 2017-134, Class SD, IF, IO, 6.09%, 9/20/2047 (k)	10,596	2,257

Series 2017-155, Class KS, IF, IO, 6.09%, 10/20/2047 (k)	7,542	1,362

Series 2017-161, Class DS, IF, IO, 6.14%, 10/20/2047 (k)	5,430	1,120

Series 2017-163, Class HS, IF, IO, 6.09%, 11/20/2047 (k)	14,217	2,568

Series 2017-180, Class SD, IF, IO, 6.09%, 12/20/2047 (k)	7,516	1,273

Series 2018-7, Class DS, IF, IO, 5.59%, 1/20/2048 (k)	5,047	938

Series 2018-6, Class CS, IF, IO, 6.09%, 1/20/2048 (k)	5,829	1,265

Series 2018-36, Class SG, IF, IO, 6.09%, 3/20/2048 (k)	4,967	1,055

Series 2018-46, Class AS, IF, IO, 6.09%, 3/20/2048 (k)	18,373	3,834

Series 2018-63, Class BS, IF, IO, 6.09%, 4/20/2048 (k)	11,898	2,494

Series 2018-63, Class SB, IF, IO, 6.09%, 4/20/2048 (k)	5,983	1,054

Series 2018-65, Class DS, IF, IO, 6.09%, 5/20/2048 (k)	7,123	1,324

Series 2018-125, Class SU, IF, IO, 6.09%, 9/20/2048 (k)	21,439	4,372

Series 2018-147, Class SD, IF, IO, 6.04%, 10/20/2048 (k)	4,679	766

Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	183	39

Series 2019-1, Class SG, IF, IO, 5.94%, 1/20/2049 (k)	17,472	3,414

Series 2019-49, Class SB, IF, IO, 5.43%, 4/20/2049 (k)	10,437	1,510

Series 2019-42, Class SJ, IF, IO, 5.94%, 4/20/2049 (k)	10,669	1,649

Series 2019-43, Class LS, IF, IO, 5.94%, 4/20/2049 (k)	5,087	1,012

Series 2019-65, Class ST, IF, IO, 5.94%, 5/20/2049 (k)	18,047	2,716

Series 2019-56, Class GS, IF, IO, 6.04%, 5/20/2049 (k)	11,245	1,695

Series 2019-71, Class SA, IF, IO, 6.04%, 6/20/2049 (k)	19,632	3,746

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-71, Class SK, IF, IO, 6.04%, 6/20/2049 (k)	16,150	2,883

Series 2019-85, Class CS, IF, IO, 5.99%, 7/20/2049 (k)	30,303	5,007

Series 2019-86, Class ST, IF, IO, 5.99%, 7/20/2049 (k)	14,682	2,034

Series 2019-89, Class KS, IF, IO, 5.99%, 7/20/2049 (k)	23,909	3,590

Series 2019-103, Class SC, IF, IO, 5.94%, 8/20/2049 (k)	32,500	5,960

Series 2019-99, Class SJ, IF, IO, 5.94%, 8/20/2049 (k)	15,948	2,794

Series 2019-97, Class GS, IF, IO, 5.99%, 8/20/2049 (k)	38,504	6,888

Series 2019-115, Class SA, IF, IO, 5.94%, 9/20/2049 (k)	15,372	2,660

Series 2019-115, Class US, IF, IO, 5.94%, 9/20/2049 (k)	19,914	3,184

Series 2019-119, Class SA, IF, IO, 5.94%, 9/20/2049 (k)	28,302	5,136

Series 2019-120, Class DS, IF, IO, 5.94%, 9/20/2049 (k)	20,036	4,045

Series 2019-115, Class SW, IF, IO, 5.99%, 9/20/2049 (k)	38,031	6,440

Series 2019-117, Class SA, IF, IO, 5.99%, 9/20/2049 (k)	23,860	4,885

Series 2019-132, Class SK, IF, IO, 5.94%, 10/20/2049 (k)	20,782	2,876

Series 2019-138, Class SW, IF, IO, 5.94%, 10/20/2049 (k)	4,750	907

Series 2019-158, Class SG, IF, IO, 5.94%, 12/20/2049 (k)	25,802	4,333

Series 2020-11, Class LS, IF, IO, 5.94%, 1/20/2050 (k)	69,506	11,320

Series 2020-33, Class SB, IF, IO, 5.94%, 3/20/2050 (k)	30,251	6,525

Series 2020-86, Class TS, IF, IO, 5.49%, 6/20/2050 (k)	17,454	3,026

Series 2020-101, Class SA, IF, IO, 6.09%, 7/20/2050 (k)	97,114	21,628

Series 2020-101, Class SJ, IF, IO, 6.09%, 7/20/2050 (k)	72,000	14,911

Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	219,399	27,312

Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	107,128	13,157

Series 2015-H13, Class GI, IO, 1.60%, 4/20/2065 (k)	2,352	95

Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	328	327

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	225

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (k)	173	78

GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 2.93%, 9/25/2035 (k)	165	173

HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 0.29%, 1/25/2047 (k)	9,311	9,256

Homeward Opportunities Fund I Trust

Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (a) (k)	2,220	2,287

Series 2019-1, Class B1, 4.80%, 1/25/2059 ‡ (a) (k)	2,600	2,644

Series 2019-3, Class B1, 4.02%, 11/25/2059 ‡ (a) (k)	5,000	5,150

Homeward Opportunities Fund Trust Series 2020-BPL1, Class A2, 5.44%, 8/25/2025 (a) (h)	7,653	7,725

Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	1,500	1,500

Impac CMB Trust Series 2005-1, Class 1A2, 0.74%, 4/25/2035 (k)	311	313

IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 2.89%, 9/25/2037 (k)	15,911	13,490

JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.31%, 8/25/2036 (h)	2,772	2,705

JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	53	55

Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	13,733	9,706

LHOME Mortgage Trust

Series 2019-RTL2, Class A2, 4.34%, 3/25/2024 (a) (h)	8,580	8,596

Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	12,000	12,130

Series 2019-RTL3, Class A2, 4.34%, 7/25/2024 (a) (h)	9,300	9,281

Series 2020-RTL1, Class A2, 3.72%, 10/25/2024 (a) (h)	4,250	4,179

MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.92%, 8/25/2033 ‡ (k)	56	57

MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	45	41

Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 2.27%, 8/25/2033 (k)	72	73

New Residential Mortgage Loan Trust

Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (k)	16,677	410

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (k)	36,969	1,512

Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 ‡ (a) (k)	3,042	3,062

OBX Trust Series 2020-EXP1, Class 2A1, 0.87%, 2/25/2060 (a) (k)	3,755	3,788

P — stlb 9.25%, 10/11/2026 ‡	7,700	7,700

PMT Credit Risk Transfer Trust

Series 2019-2R, Class A, 2.88%, 5/27/2023 (a) (k)	1,932	1,903

Series 2019-1R, Class A, 2.12%, 3/27/2024 (a) (k)	4,251	4,028

PRPM

Series 2019-GS1, Class A1, 3.50%, 10/25/2024 (a) (k)	11,419	11,557

Series 2019-GS1, Class A2, 4.75%, 10/25/2024 (a) (k)	4,486	4,504

PRPM LLC

Series 2020-2, Class A1, 3.67%, 8/25/2025 (a) (h)	1,832	1,854

Series 2020-3, Class A1, 2.86%, 9/25/2025 (a) (h)	1,605	1,618

Series 2020-3, Class A2, 5.07%, 9/25/2025 (a) (h)	3,400	3,419

Series 2021-1, Class A2, 3.72%, 1/25/2026 (a) (k)	5,000	4,991

RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	96	100

Repo Buyer 8.32%, 5/14/2022 ‡	3,999	3,999

Repo Buyer RRI Trust 3.06%, 4/14/2055 ‡	9,157	9,134

RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (h)	19,787	19,369

SART

5.64%, 2/15/2024 ‡	1,001	973

4.75%, 7/15/2024	350	355

4.76%, 6/15/2025	856	873

SART CRR

Series 4, Class B, 4.70%, 10/15/2024 ‡	2,004	1,945

5.01%, 4/15/2026 ‡	1,526	1,483

4.60%, 7/15/2026 ‡	1,888	1,832

Seasoned Credit Risk Transfer Trust Series 2017-3, Class AIO, IO, 0.01%, 7/25/2056 (k)	26,141	23

STACR Trust

Series 2018-HRP1, Class M2, 1.77%, 4/25/2043 ‡ (a) (k)	843	838

Series 2018-HRP1, Class B1, 3.87%, 4/25/2043 ‡ (a) (k)	2,830	2,877

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2018-HRP2, Class M3, 2.52%, 2/25/2047 ‡ (a) (k)	13,859	13,972

Series 2018-DNA3, Class B1, 4.02%, 9/25/2048 ‡ (a) (k)	2,300	2,393

Starwood Mortgage Residential Trust Series 2019-1, Class M1, 3.76%, 6/25/2049 ‡ (a) (k)	3,500	3,551

Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 1.72%, 10/25/2037 (k)	2,435	2,376

Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 0.97%, 5/25/2047 (k)	16,456	13,728

Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021 (a) (h)	529	530

TVC Mortgage Trust Series 2020-RTL1, Class A2, 3.97%, 9/25/2024 (a) (h)	5,500	5,442

Vericrest Opportunity Loan Transferee Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (h)	9,000	9,000

Verus Securitization Trust

Series 2019-4, Class M1, 3.21%, 11/25/2059 ‡ (a) (k)	5,200	5,367

Series 2019-INV3, Class B1, 3.73%, 11/25/2059 ‡ (a) (k)	7,606	7,748

Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (a) (k)	2,200	2,246

Series 2019-INV1, Class M1, 4.03%, 12/25/2059 ‡ (a) (k)	1,190	1,210

Series 2019-INV1, Class B1, 4.99%, 12/25/2059 ‡ (a)	750	764

Series 2020-1, Class A2, 2.64%, 1/25/2060 (a) (h)	6,307	6,426

Series 2020-1, Class A3, 2.72%, 1/25/2060 (a) (h)	4,483	4,558

Series 2020-1, Class M1, 3.02%, 1/25/2060 ‡ (a) (k)	1,990	2,032

Series 2020-1, Class B1, 3.62%, 1/25/2060 ‡ (a) (k)	1,150	1,158

Series 2020-2, Class A1, 2.23%, 5/25/2060 (a) (k)	709	717

Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 ‡ (a) (k)	820	829

VOLT PT 0.00%, 7/27/2023 ‡	19,687	18,851

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (h)	18,440	18,434

WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	115	120

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR8, Class A, 2.92%, 8/25/2033 (k)	133	138

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	98	101

Series 2005-AR7, Class A3, 2.92%, 8/25/2035 (k)	88	92

Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR8, Class 2A, 1.23%, 10/25/2046 (k)	2,946	2,728

Total Collateralized Mortgage Obligations (Cost $1,221,410)		1,218,518

Mortgage-Backed Securities — 3.7%

FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 4/25/2036 (j)	4,985	5,152

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.00%, 4/25/2051 (j)	32,735	32,996

GNMA II, 30 Year

Pool # BF2605, 5.50%, 5/20/2048	968	1,091

Pool # BN2462, 4.50%, 6/20/2048	214	232

Pool # BH2761, 4.50%, 9/20/2048	1,986	2,222

Pool # BJ4027, 4.50%, 9/20/2048	374	418

Pool # BJ4052, 4.50%, 9/20/2048	406	454

Pool # BH5219, 4.50%, 10/20/2048	502	561

Pool # BI9909, 4.50%, 10/20/2048	938	1,052

Pool # BJ0977, 4.50%, 10/20/2048	600	670

Pool # BJ4126, 4.50%, 10/20/2048	647	722

Pool # BJ4168, 4.50%, 10/20/2048	922	1,032

Pool # BJ4297, 4.50%, 10/20/2048	617	687

Pool # BJ4354, 4.50%, 10/20/2048	680	759

Pool # BJ4396, 4.50%, 10/20/2048	871	975

Pool # BJ9835, 4.50%, 1/20/2049	1,081	1,218

Pool # BJ9839, 4.38%, 4/20/2049	610	693

Pool # BL9253, 4.50%, 6/20/2049	405	441

Pool # BN2463, 4.50%, 6/20/2049	114	124

Pool # BJ9846, 4.50%, 7/20/2049	1,687	1,906

Pool # BM5450, 4.50%, 7/20/2049	640	699

Pool # BJ9850, 4.50%, 8/20/2049	744	841

Pool # BJ9854, 4.50%, 9/20/2049	987	1,115

Pool # BJ9863, 4.50%, 11/20/2049	1,569	1,773

Pool # BQ8922, 4.50%, 12/20/2049	737	883

Pool # MA7192, 2.00%, 2/20/2051	94,800	96,317

GNMA II, Single Family, 30 Year TBA, 2.00%, 4/15/2051 (j)	182,000	184,346

Total Mortgage-Backed Securities (Cost $340,414)		339,379

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	227

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 3.7%

Arab Republic of Egypt (Egypt)

7.50%, 1/31/2027 (f)	2,900	3,256

5.88%, 2/16/2031 (a)	2,091	2,002

7.05%, 1/15/2032 (f)	12,800	13,270

8.88%, 5/29/2050 (f)	9,900	10,574

Dominican Republic Government Bond (Dominican Republic)

5.30%, 1/21/2041 (a)	10,822	10,585

5.88%, 1/30/2060 (a)	13,650	13,206

5.88%, 1/30/2060 (f)	5,300	5,128

Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024 (f)	8,400	7,802

Federal Republic of Nigeria (Nigeria)

6.50%, 11/28/2027 (f)	5,400	5,768

7.14%, 2/23/2030 (f)	20,500	21,634

7.63%, 11/28/2047 (f)	2,400	2,445

Hashemite Kingdom of Jordan (Jordan)

5.85%, 7/7/2030 (f)	3,100	3,286

7.38%, 10/10/2047 (f)	7,600	8,301

Kingdom of Bahrain (Bahrain)

7.00%, 10/12/2028 (f)	1,900	2,149

5.45%, 9/16/2032 (a)	6,689	6,647

Republic of Angola (Angola)

8.00%, 11/26/2029 (a)	5,720	5,570

8.00%, 11/26/2029 (f)	3,700	3,603

9.13%, 11/26/2049 (f)	5,100	4,915

Republic of Armenia (Armenia) 3.60%, 2/2/2031 (a)	2,000	1,846

Republic of Belarus (Belarus)

6.88%, 2/28/2023 (f)	1,600	1,653

7.63%, 6/29/2027 (f)	3,700	3,991

Republic of Costa Rica (Costa Rica)

4.38%, 4/30/2025 (f)	2,100	2,045

6.13%, 2/19/2031 (f)	1,600	1,613

5.63%, 4/30/2043 (f)	1,200	1,058

Republic of Cote d’Ivoire (Ivory Coast)

6.38%, 3/3/2028 (f)	13,737	15,239

5.75%, 12/31/2032 (f) (h)	2,165	2,163

6.13%, 6/15/2033 (f)	3,300	3,556

Republic of El Salvador (El Salvador)

8.63%, 2/28/2029 (f)	7,700	7,970

7.63%, 2/1/2041 (f)	4,400	4,263

7.12%, 1/20/2050 (f)	3,700	3,423

Republic of Ghana (Ghana)

6.38%, 2/11/2027 (f)	10,700	11,011

7.88%, 2/11/2035 (a)	1,420	1,388

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

8.95%, 3/26/2051 (f)	2,000	1,958

8.75%, 3/11/2061 (f)	3,700	3,537

8.75%, 3/11/2061 (a)	3,300	3,155

Republic of Iraq (Iraq)

6.75%, 3/9/2023 (f)	4,200	4,111

5.80%, 1/15/2028 (f)	10,588	9,797

Republic of Kenya (Kenya)

6.88%, 6/24/2024 (f)	1,700	1,882

7.25%, 2/28/2028 (f)	3,800	4,209

8.00%, 5/22/2032 (f)	13,300	14,929

8.00%, 5/22/2032 (a)	1,780	1,998

8.25%, 2/28/2048 (f)	5,100	5,626

Republic of Namibia (Namibia) 5.25%, 10/29/2025 (f)	4,900	5,192

Republic of Paraguay (Paraguay)

6.10%, 8/11/2044 (f)	7,675	9,380

5.40%, 3/30/2050 (a)	3,970	4,548

Republic of Senegal (Senegal)

6.25%, 5/23/2033 (f)	5,100	5,411

6.75%, 3/13/2048 (f)	13,700	13,965

Republic of South Africa (South Africa)

5.00%, 10/12/2046	2,600	2,252

5.75%, 9/30/2049	6,684	6,129

Republic of Turkey (Turkey) 4.88%, 4/16/2043	5,000	4,039

Sultanate of Oman Government Bond (Oman)

4.88%, 2/1/2025 (f)	4,100	4,254

5.38%, 3/8/2027 (f)	2,900	2,980

6.25%, 1/25/2031 (a)	6,559	6,887

7.38%, 10/28/2032 (a)	6,291	7,038

Ukraine Government Bond (Ukraine)

8.99%, 2/1/2024 (f)	4,800	5,304

7.75%, 9/1/2025 (f)	5,600	6,068

7.75%, 9/1/2027 (f)	1,000	1,082

9.75%, 11/1/2028 (f)	6,700	7,895

Total Foreign Government Securities (Cost $341,096)		334,986

	SHARES (000)
Exchange-Traded Funds — 0.6%

Fixed Income — 0.6%

iShares iBoxx High Yield Corporate Bond ETF	130	11,194

SPDR Blackstone Senior Loan ETF	975	44,850

Total Fixed Income		56,044

Total Exchange-traded Funds (Cost $54,534)		56,044

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 0.4% (m)

Aerospace & Defense — 0.0% (c)

MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.87%, 10/4/2024 (e)	4	4

Chemicals — 0.0% (c)

Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 2.00%, 6/1/2024 (e)	258	258

Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/1/2027 (e)	2,457	2,457

		2,715

Construction & Engineering — 0.0% (c)

Thor, Inc. 1st Lien Term Loan C

(ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025 ‡ (e)	837	824

Containers & Packaging — 0.1%

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.44%, 4/3/2024 (e)	1,496	1,470

Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.75%, 8/4/2027 (e)	3,282	3,285

		4,755

Diversified Consumer Services — 0.0% (c)

Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.96%, 8/3/2026 (e)	89	89

Diversified Financial Services — 0.0% (c)

MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023 (e)	1,110	1,108

Diversified Telecommunication Services — 0.0% (c)

Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (e)	205	205

Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023 (e)	50	51

		256

Electric Utilities — 0.0% (c)

Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024 (e)	44	37

Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024 (e)	2	2

		39

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — 0.0% (c)

Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 4/1/2024 ‡ (e)	2,219	2,374

Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024 (e)	81	69

		2,443

Health Care Equipment & Supplies — 0.0% (c)

Avantor Funding, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 11/8/2027 (e)	1,500	1,508

Hotels, Restaurants & Leisure — 0.0% (c)

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 8/14/2024 (e)	98	97

IT Services — 0.0% (c)

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 3/9/2027 (e)	1,791	1,787

Leisure Products — 0.0% (c)

FGI Operating Co. LLC, 1st Lien Term Loan

(ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (e) (i)	58	29

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2049 (e) (i)	247	—

		29

Machinery — 0.0% (c)

Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (e)	2,000	2,006

Personal Products — 0.1%

Nestle Skin Health SA, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 10/1/2026 (e)	2,992	3,002

Pharmaceuticals — 0.0% (c)

Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 5.50%), 6.50%, 9/6/2024 (e)	667	665

Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.87%, 8/1/2027 (e)	2,174	2,169

		2,834

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	229

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Software — 0.1%

Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (e) (n)	1,496	1,499

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/25/2027 (e) (n)	1,995	1,990

		3,489

Specialty Retail — 0.1%

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.61%, 12/18/2026 (e) (o)	12	11

Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.61%, 12/22/2025 (e) (n)	2,997	2,889

		2,900

Wireless Telecommunication Services — 0.0% (c)

CCI Buyer, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027 (e)	2,000	2,014

Total Loan Assignments (Cost $31,436)		31,899

	SHARES (000)
Preferred Stocks — 0.2%

Electric Utilities — 0.1%

SCE Trust II 5.10%, 5/5/2020 ($25 par value) (p)	30	729

SCE Trust VI 5.00%, 6/26/2022 ($25 par value) (p)	240	5,597

Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	193	4,943

		11,269

Insurance — 0.1%

MetLife, Inc. Series F, 4.75%, 3/15/2025 ($25 par value) (p)	97	2,459

Internet & Direct Marketing Retail — 0.0% (c)

MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	16	21

Total Preferred Stocks (Cost $13,671)		13,749

Common Stocks — 0.1%

Aerospace & Defense — 0.0%

Remington Outdoor Co., Inc. * ‡	5	—

INVESTMENTS	SHARES (000)		VALUE ($000)

Auto Components — 0.0% (c)

Reminco LLC * ‡	2		2

Food & Staples Retailing — 0.0% (c)

Moran Foods Backstop Equity * ‡	45		261

Media — 0.0% (c)

Clear Channel Outdoor Holdings, Inc. *	6		10

iHeartMedia, Inc. *	2		29

iHeartMedia, Inc., Class A *	—	(l)	4

			43

Oil, Gas & Consumable Fuels — 0.1%

Battalion Oil Corp. *	1		8

California Resources Corp. *	4		105

Chesapeake Energy Corp. *	5		228

Denbury, Inc. *	51		2,183

EP Energy Corp. *	11		605

Oasis Petroleum, Inc. *	90		5,090

Whiting Petroleum Corp. *	113		3,874

			12,093

Professional Services — 0.0% (c)

NMG, Inc. *	—	(l)	—	(l)

Specialty Retail — 0.0% (c)

Claire’s Stores, Inc. * ‡	—	(l)	2

Total Common Stocks (Cost $10,450)			12,401

	PRINCIPAL AMOUNT ($000)
Municipal Bonds — 0.0% (c) (q)

California — 0.0% (c)

Los Angeles Community College District, Election of 2008 Series E, GO, 6.75%, 8/1/2049	100		172

Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290		314

Regents of the University of California Medical Center Pooled Series F, Rev., 6.58%, 5/15/2049	255		399

University of California, Taxable Build America Series R, Rev., 5.77%, 5/15/2043	140		193

University of California, Taxable Limited Project Series J, Rev., 4.13%, 5/15/2045	100		116

Total California			1,194

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Municipal Bonds — continued

Colorado — 0.0% (c)

Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175		189

Illinois — 0.0% (c)

Illinois Finance Authority, University of Chicago (The) Series A, Rev., 4.00%, 10/1/2049	25		26

Indiana — 0.0% (c)

Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series B-2, Rev., 6.12%, 1/15/2040	240		342

New Jersey — 0.0% (c)

New Jersey Transportation Trust Fund Authority, Transportation System Series 2012A, Rev., 5.00%, 6/15/2042	25		26

Texas — 0.0% (c)

North Texas Tollway Authority System, First Tier Series B, Rev., 6.72%, 1/1/2049	131		215

Total Municipal Bonds (Cost $1,736)			1,992

	NO. OF WARRANTS (000)
Warrants — 0.0% (c)

Diversified Telecommunication Services — 0.0% (c)

Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡	—	(l)	7

Media — 0.0% (c)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	—	(l)	—	(l)

Oil, Gas & Consumable Fuels — 0.0% (c)

Chesapeake Energy Corp.

expiring 2/9/2026, price 27.63 USD *	16		348

expiring 2/9/2026, price 32.13 USD *	18		334

expiring 2/9/2026, price 36.18 USD *	10		170

			852

Total Warrants (Cost $—)			859

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.4%

Investment Companies — 4.4%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (r) (s) (Cost $404,898)	404,696	404,898

Total Investments — 101.5% (Cost $9,177,714)		9,249,193
Liabilities in Excess of Other Assets — (1.5)%		(137,071)

NET ASSETS — 100.0%		9,112,122

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CDO	Collateralized Debt Obligations
CLO	Collateralized Loan Obligations
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to

receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities.

Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from

taking interest payments from other classes in the Real Estate

Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts

periodically based on changes in current interest rates and

prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2021. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly

interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the

underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or

refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The

market value of these securities is extremely volatile in

response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the

yield on these securities increases.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	231

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SPC	Special purpose company
SPDR	Standard & Poor’s Depository Receipts
STRIPS

Separate Trading of Registered Interest and Principal of

Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2021.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(i)	Defaulted security.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(l)	Amount rounds to less than one thousand.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of February 28, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of February 28, 2021.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(s)	The rate shown is the current yield as of February 28, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of February 28, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
U.S. Treasury 2 Year Note	3,714	06/2021	USD	820,301	(298)
U.S. Treasury 5 Year Note	261	06/2021	USD	32,429	(164)
U.S. Treasury 10 Year Note	380	06/2021	USD	50,593	(426)
U.S. Treasury 10 Year Ultra Note	1,375	06/2021	USD	203,715	(807)
U.S. Treasury Long Bond	39	06/2021	USD	6,265	(8)
U.S. Treasury Ultra Bond	372	06/2021	USD	71,308	648

					(1,055)

Short Contracts
U.S. Treasury 2 Year Note	(2,371)	06/2021	USD	(523,676)	178
U.S. Treasury 5 Year Note	(556)	06/2021	USD	(69,083)	360
U.S. Treasury 10 Year Note	(15,895)	06/2021	USD	(2,116,270)	14,165
U.S. Treasury Long Bond	(62)	06/2021	USD	(9,959)	12
U.S. Treasury Ultra Bond	(687)	06/2021	USD	(131,690)	(1,298)

					13,417

					12,362

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Abbreviations
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of February 28, 2021 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)

CLP	28,098,874	USD	38,200	Citibank, NA **	3/15/2021	628

CLP	23,023,679	USD	31,295	Goldman Sachs International **	3/15/2021	519

CNY	247,708	USD	38,154	State Street Corp. **	3/15/2021	— (a)

USD	33,249	BRL	181,491	Citibank, NA **	3/15/2021	882

USD	35,319	ZAR	523,240	Goldman Sachs International	3/15/2021	801

USD	33,123	MXN	685,911	Goldman Sachs International	3/16/2021	391

Total unrealized appreciation						3,221

BRL	375,320	USD	69,365	Goldman Sachs International **	3/15/2021	(2,430)

CNY	200,584	USD	30,955	Barclays Bank plc **	3/15/2021	(59)

TRY	154,481	USD	21,639	Goldman Sachs International	3/15/2021	(958)

ZAR	578,500	USD	38,496	Citibank, NA	3/15/2021	(332)

ZAR	466,248	USD	31,139	HSBC Bank, NA	3/15/2021	(381)

MXN	128,474	USD	6,297	Citibank, NA	3/16/2021	(166)

MXN	1,288,589	USD	63,351	Goldman Sachs International	3/16/2021	(1,858)

Total unrealized depreciation						(6,184)

Net unrealized depreciation						(2,963)

Abbreviations

BRL	Brazilian Real
CLP	Chile Peso
CNY	China Yuan
MXN	Mexican Peso
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
* *	Non-deliverable forward.

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — sell protection (a) as of February 28, 2021 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.12	3.00	Monthly	Citibank, NA	8/17/2061	4.11	USD 12,500	(1,099)	219	(880)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.11	USD 5,000	(56)	(295)	(351)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.11	USD 5,000	(250)	(102)	(352)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.11	USD 5,000	(175)	(177)	(352)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.11	USD 7,500	(40)	(487)	(527)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.11	USD 12,500	(59)	(821)	(880)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.11	USD 5,500	(66)	(322)	(388)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.11	USD 12,500	(139)	(740)	(879)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.11	USD 8,017	(96)	(469)	(565)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.11	USD 2,500	(124)	(52)	(176)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.11	USD 5,000	(248)	(104)	(352)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.11	USD 12,500	(374)	(506)	(880)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	9/17/2058	5.79	USD 2,500	(295)	14	(281)
CMBX.NA.BBB-.9	3.00	Monthly	Merrill Lynch International	9/17/2058	5.79	USD 5,000	(586)	24	(562)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	233

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.79	USD 12,500	(1,925)	520	(1,405)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.79	USD 12,500	(1,368)	(37)	(1,405)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.79	USD 7,500	(879)	36	(843)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.79	USD 12,500	(1,413)	8	(1,405)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.79	USD 7,500	(883)	40	(843)

							(10,075)	(3,251)	(13,326)

Centrally Cleared Credit default swap contracts outstanding — buy protection (e) as of February 28, 2021 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.34-V1	1.00	Quarterly	12/20/2025	1.93	USD 160,000	7,559	(1,070)	6,489

Centrally Cleared Credit default swap contracts outstanding — sell protection (a) as of February 28, 2021 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.09	USD 89,000	7,428	826	8,254

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

(e)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

Abbreviations

CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of February 28, 2021 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities

OTC Credit default swap contracts outstanding — sell protection	(10,075)	(13,326)

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 36.5%

Aerospace & Defense — 1.5%

Boeing Co. (The) 1.43%, 2/4/2024	877	878

4.88%, 5/1/2025	541	605

2.75%, 2/1/2026	1,646	1,705

2.20%, 2/4/2026	1,072	1,074

3.10%, 5/1/2026	2,500	2,628

General Dynamics Corp.2.25%, 11/15/2022	1,000	1,028

L3Harris Technologies, Inc.

3.85%, 12/15/2026	475	539

4.85%, 4/27/2035	500	628

Leidos, Inc. 2.30%, 2/15/2031 (a)	321	312

Lockheed Martin Corp.

3.35%, 9/15/2021	211	214

3.55%, 1/15/2026	700	780

Northrop Grumman Corp. 2.93%, 1/15/2025	1,800	1,923

Precision Castparts Corp.

2.50%, 1/15/2023	500	517

3.25%, 6/15/2025	800	873

Raytheon Technologies Corp. 3.20%, 3/15/2024	300	322

3.15%, 12/15/2024	476	512

3.95%, 8/16/2025	3,450	3,870

4.13%, 11/16/2028	500	577

2.25%, 7/1/2030	300	304

4.15%, 5/15/2045	311	361

Textron, Inc. 3.00%, 6/1/2030	1,100	1,147

		20,797

Airlines — 0.0% (b)

Continental Airlines Pass-Through Trust

Series 2012-2, Class A Shares, 4.00%, 10/29/2024	193	199

Automobiles — 0.4%

BMW US Capital LLC (Germany) 1.85%, 9/15/2021 (a)	250	252

Daimler Finance North America LLC (Germany) 2.13%, 3/10/2025 (a)	1,250	1,298

General Motors Co. 6.13%, 10/1/2025	700	833

Hyundai Capital America 3.00%, 6/20/2022 (a)	530	544

2.85%, 11/1/2022 (a)	266	274

2.38%, 10/15/2027 (a)	479	489

1.80%, 1/10/2028 (a)	308	300

Nissan Motor Co. Ltd. (Japan) 3.52%, 9/17/2025 (a)	600	639

4.35%, 9/17/2027 (a)	600	664

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — contined

Volkswagen Group of America Finance LLC (Germany) 2.50%, 9/24/2021 (a)	345	349

1.63%, 11/24/2027 (a)	621	615

		6,257

Banks — 6.2%

Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	1,000	1,135

Banco Santander SA (Spain) 2.75%, 12/3/2030	600	595

Bank of America Corp. 3.30%, 1/11/2023	32	34

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	3,987	4,227

4.00%, 1/22/2025	1,154	1,278

(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (c)	1,500	1,586

(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	1,500	1,631

4.45%, 3/3/2026	556	637

(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	21	21

(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (c)	1,500	1,688

(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	4,000	3,876

Bank of Montreal (Canada) 2.35%, 9/11/2022	100	103

2.50%, 6/28/2024	500	531

(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	800	871

Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	1,580	1,713

Bank of Nova Scotia (The) (Canada) 2.80%, 7/21/2021	630	636

2.20%, 2/3/2025	600	627

Barclays plc (United Kingdom) 3.65%, 3/16/2025	1,255	1,360

(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (c)	500	545

BNP Paribas SA (France) 3.38%, 1/9/2025 (a)	800	866

(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (c)	500	555

Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	1,050	1,127

Capital One Bank USA NA 3.38%, 2/15/2023	660	697

Citigroup, Inc.

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (c)	2,000	2,066

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	1,500	1,620

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	235

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (e)	360	358

(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	700	691

(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	1,200	1,326

(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	2,400	2,480

(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	2,000	2,264

Citizens Financial Group, Inc. 2.64%, 9/30/2032 (a)	500	500

Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025 (a)	1,339	1,524

Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	903	933

2.63%, 7/22/2024 (a)	400	425

Credit Agricole SA (France)

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	1,500	1,540

(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	874	865

Discover Bank 2.45%, 9/12/2024	900	949

3.45%, 7/27/2026	447	492

HSBC Holdings plc (United Kingdom) 4.25%, 3/14/2024	800	875

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	1,800	1,934

(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025 (c)	1,000	1,058

(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (c)	1,250	1,401

(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	300	301

(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	941	935

Huntington Bancshares, Inc. 2.55%, 2/4/2030	1,600	1,653

ING Groep NV (Netherlands) 3.95%, 3/29/2027	406	461

KeyBank NA 3.30%, 6/1/2025	800	879

Lloyds Bank plc (United Kingdom) 3.30%, 5/7/2021	500	503

Lloyds Banking Group plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	350	366

3.75%, 1/11/2027	1,269	1,415

Mitsubishi UFJ Financial Group, Inc. (Japan) 3.00%, 2/22/2022	221	227

3.76%, 7/26/2023	864	931

2.19%, 2/25/2025	1,550	1,612

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Mizuho Financial Group, Inc. (Japan) 2.95%, 2/28/2022	580	595

2.60%, 9/11/2022	300	310

(ICE LIBOR USD 3 Month + 0.99%), 1.24%, 7/10/2024 (c)	500	508

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	1,435	1,558

(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	620	712

Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (a)	591	624

PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	1,050	1,103

Royal Bank of Canada (Canada) 4.65%, 1/27/2026	1,097	1,272

Societe Generale SA (France) 2.63%, 1/22/2025 (a)	1,200	1,257

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	480	477

Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (a)	1,200	1,327

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	600	631

Sumitomo Mitsui Financial Group, Inc. (Japan) 2.70%, 7/16/2024	1,982	2,110

2.45%, 9/27/2024	800	845

Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	442	484

Truist Bank 2.75%, 5/1/2023	1,500	1,575

UniCredit SpA (Italy)

(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	600	665

US Bancorp

Series V, 2.63%, 1/24/2022	732	746

3.60%, 9/11/2024	215	237

Wachovia Corp. 7.57%, 8/1/2026(f)	700	910

Wells Fargo & Co. 3.00%, 2/19/2025	1,368	1,469

(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025 (c)	1,200	1,265

3.00%, 4/22/2026	800	866

4.30%, 7/22/2027	2,000	2,309

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (c)	1,850	2,048

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Westpac Banking Corp. (Australia) 2.50%, 6/28/2022	1,100	1,133

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (c)	500	520

		86,479

Beverages — 0.9%

Anheuser-Busch Cos. LLC (Belgium) 3.65%, 2/1/2026	4,550	5,047

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.75%, 1/23/2029	1,395	1,650

3.50%, 6/1/2030	450	498

Coca-Cola Co. (The) 1.45%, 6/1/2027	382	384

Coca-Cola Femsa SAB de CV (Mexico)

2.75%, 1/22/2030	250	256

1.85%, 9/1/2032	401	380

Constellation Brands, Inc.

3.15%, 8/1/2029	400	429

2.88%, 5/1/2030	119	125

Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	1,000	1,031

Keurig Dr Pepper, Inc.

4.42%, 5/25/2025	745	842

4.60%, 5/25/2028	400	472

PepsiCo, Inc.

2.38%, 10/6/2026	200	213

2.63%, 7/29/2029	1,400	1,494

		12,821

Biotechnology — 0.8%

AbbVie, Inc

.2.90%, 11/6/2022	500	521

3.85%, 6/15/2024	1,250	1,366

2.95%, 11/21/2026	3,978	4,301

4.25%, 11/14/2028	1,000	1,163

3.20%, 11/21/2029	475	513

Amgen, Inc. 2.20%, 2/21/2027	356	372

Baxalta, Inc. 3.60%, 6/23/2022	35	36

Biogen, Inc. 2.25%, 5/1/2030	594	595

Gilead Sciences, Inc.

3.70%, 4/1/2024	1,456	1,577

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — continued

3.50%, 2/1/2025	35	38

1.65%, 10/1/2030	400	385

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	381	361

		11,228

Building Products — 0.0% (b)

CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	222	244

Capital Markets — 2.7%

Ameriprise Financial, Inc. 4.00%, 10/15/2023	550	602

Bank of New York Mellon Corp. (The) 3.40%, 1/29/2028	1,500	1,678

BlackRock, Inc. 3.20%, 3/15/2027 (a)	400	446

Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023 (a)	470	509

Blackstone Secured Lending Fund

3.65%, 7/14/2023 (a)	550	575

Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	850	970

Charles Schwab Corp. (The) 3.20%, 3/2/2027	250	276

Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (d) (e)	800	803

Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	2,320	2,551

Credit Suisse Group AG (Switzerland) 4.55%, 4/17/2026	500	576

Deutsche Bank AG (Germany)

4.25%, 10/14/2021	600	613

3.95%, 2/27/2023	500	530

(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	360	371

Goldman Sachs Group, Inc. (The) 4.00%, 3/3/2024	2,250	2,474

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	403	437

4.25%, 10/21/2025	1,592	1,796

3.50%, 11/16/2026	1,750	1,927

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	2,580	2,898

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	500	576

(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	800	782

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	237

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

Invesco Finance plc 3.75%, 1/15/2026	436	484

Macquarie Bank Ltd. (Australia) 2.30%, 1/22/2025 (a)	1,000	1,047

Macquarie Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	200	237

Morgan Stanley

3.70%, 10/23/2024	1,000	1,104

5.00%, 11/24/2025	622	726

(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	4,000	4,165

4.35%, 9/8/2026	2,880	3,309

(SOFR + 0.72%), 0.98%, 12/10/2026 (c)	1,000	988

(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	750	728

Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	453	463

State Street Corp. 3.10%, 5/15/2023	1,724	1,829

TD Ameritrade Holding Corp. 2.95%, 4/1/2022	219	224

UBS Group AG (Switzerland)

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	700	724

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	449	484

		37,902

Chemicals — 0.4%

Dow Chemical Co. (The) 3.50%, 10/1/2024	529	575

Ecolab, Inc. 3.25%, 1/14/2023	330	345

International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	93	108

Linde, Inc. 2.20%, 8/15/2022	500	512

LYB International Finance III LLC 2.25%, 10/1/2030	1,000	994

Mosaic Co. (The) 3.25%, 11/15/2022	243	254

Nutrien Ltd. (Canada) 3.38%, 3/15/2025	168	183

2.95%, 5/13/2030	200	213

Nutrition & Biosciences, Inc. 1.83%, 10/15/2027 (a)	310	311

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued

Rohm and Haas Co. 7.85%, 7/15/2029	315	435

Sherwin-Williams Co. (The)

3.30%, 2/1/2025	225	241

3.45%, 6/1/2027	670	738

Westlake Chemical Corp. 3.60%, 8/15/2026	1,150	1,262

		6,171

Commercial Services & Supplies — 0.0% (b)

Republic Services, Inc. 1.45%, 2/15/2031	254	239

Communications Equipment — 0.0% (b)

Cisco Systems, Inc.

2.90%, 3/4/2021	181	181

2.95%, 2/28/2026	200	218

		399

Construction & Engineering — 0.0% (b)

Quanta Services, Inc. 2.90%, 10/1/2030	175	183

Construction Materials — 0.1%

CRH America, Inc. (Ireland) 3.88%, 5/18/2025 (a)	250	276

Martin Marietta Materials, Inc.

3.45%, 6/1/2027	260	289

3.50%, 12/15/2027	300	337

		902

Consumer Finance — 1.7%

AerCap Ireland Capital DAC (Ireland)

3.50%, 5/26/2022	400	412

3.30%, 1/23/2023	1,200	1,248

4.13%, 7/3/2023	1,400	1,489

4.50%, 9/15/2023	234	253

2.88%, 8/14/2024	700	729

4.45%, 10/1/2025	800	875

3.65%, 7/21/2027	594	631

American Express Co.

3.38%, 5/17/2021	1,000	1,004

2.50%, 7/30/2024	1,000	1,061

American Honda Finance Corp. 2.40%, 6/27/2024	800	846

Avolon Holdings Funding Ltd. (Ireland)

5.50%, 1/15/2023 (a)	400	425

3.95%, 7/1/2024 (a)	660	691

2.88%, 2/15/2025 (a)	1,400	1,408

5.50%, 1/15/2026 (a)	400	443

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

2.13%, 2/21/2026 (a)	880	848

4.25%, 4/15/2026 (a)	1,080	1,142

Caterpillar Financial Services Corp.

2.75%, 8/20/2021	510	516

2.85%, 6/1/2022	900	929

General Motors Financial Co., Inc. 2.35%, 1/8/2031	2,500	2,433

Hyundai Capital Services, Inc. (South Korea) 1.25%, 2/8/2026 (a)	1,345	1,322

John Deere Capital Corp.

3.15%, 10/15/2021	650	660

2.70%, 1/6/2023	298	311

3.45%, 3/13/2025	500	551

Park Aerospace Holdings Ltd. (Ireland)

5.25%, 8/15/2022 (a)	2,450	2,561

5.50%, 2/15/2024 (a)	1,200	1,306

		24,094

Containers & Packaging — 0.1%

International Paper Co. 3.80%, 1/15/2026	354	396

Packaging Corp. of America 3.00%, 12/15/2029	300	322

WRKCo, Inc.

3.00%, 9/15/2024	350	375

4.90%, 3/15/2029	150	180

		1,273

Diversified Financial Services — 0.8%

AIG Global Funding 2.30%, 7/1/2022 (a)	200	205

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	2,100	2,398

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	490	511

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 3.96%, 9/19/2023 (a)	820	886

National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/2028	1,250	1,394

ORIX Corp. (Japan) 2.90%, 7/18/2022	277	286

Shell International Finance BV (Netherlands) 3.40%, 8/12/2023	150	161

3.25%, 5/11/2025	2,500	2,725

2.88%, 5/10/2026	788	851

3.88%, 11/13/2028	500	572

2.75%, 4/6/2030	500	527

Siemens Financieringsmaatschappij NV (Germany) 3.13%, 3/16/2024 (a)	400	431

		10,947

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — 1.0%

AT&T, Inc.

1.65%, 2/1/2028	2,900	2,850

4.30%, 2/15/2030	1,500	1,720

2.55%, 12/1/2033 (a)	3,127	3,021

Verizon Communications, Inc.

0.85%, 11/20/2025	1,800	1,774

2.63%, 8/15/2026	2,000	2,134

4.02%, 12/3/2029	533	611

1.68%, 10/30/2030 (a)	1,818	1,729

4.40%, 11/1/2034	350	415

2.99%, 10/30/2056 (a)	382	344

		14,598

Electric Utilities — 1.8%

Arizona Public Service Co. 3.35%, 6/15/2024	372	401

Baltimore Gas and Electric Co. 2.80%, 8/15/2022	1,595	1,642

Cleveland Electric Illuminating Co. (The)

3.50%, 4/1/2028 (a)	476	497

4.55%, 11/15/2030 (a)	290	325

Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (a)	237	239

Connecticut Light and Power Co. (The)

Series A, 3.20%, 3/15/2027	700	774

DTE Electric Co.

3.90%, 6/1/2021	200	200

2.65%, 6/15/2022	197	202

3.65%, 3/15/2024	500	541

Duke Energy Carolinas LLC 3.95%, 11/15/2028	1,500	1,741

6.45%, 10/15/2032	50	70

Duke Energy Corp. 3.55%, 9/15/2021	233	235

Duke Energy Progress LLC 2.80%, 5/15/2022	461	472

Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	421	420

Edison International 3.55%, 11/15/2024	600	649

Enel Finance International NV (Italy)

4.63%, 9/14/2025 (a)	425	486

3.63%, 5/25/2027 (a)	450	501

Entergy Arkansas LLC 3.05%, 6/1/2023	765	804

3.50%, 4/1/2026	260	288

Entergy Mississippi LLC 2.85%, 6/1/2028	269	290

Evergy, Inc.

4.85%, 6/1/2021	813	816

2.90%, 9/15/2029	368	390

Fortis, Inc. (Canada) 3.06%, 10/4/2026	541	586

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	239

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Indiana Michigan Power Co.

Series J, 3.20%, 3/15/2023	100	105

Interstate Power and Light Co. 4.10%, 9/26/2028	1,000	1,159

ITC Holdings Corp. 2.95%, 5/14/2030 (a)	251	265

Kentucky Utilities Co. 3.30%, 10/1/2025	200	218

Louisville Gas & Electric Co.

Series 25, 3.30%, 10/1/2025	94	103

NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	150	151

Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	938	1,023

NRG Energy, Inc. 2.45%, 12/2/2027 (a)	445	450

Ohio Power Co.

Series M, 5.38%, 10/1/2021	1,200	1,235

Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	300	382

Pacific Gas and Electric Co.

(ICE LIBOR USD 3 Month +

1.38%), 1.57%, 11/15/2021 (c)	893	895

4.55%, 7/1/2030	1,800	2,008

Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	256	266

PPL Capital Funding, Inc. 4.20%, 6/15/2022	752	782

PPL Electric Utilities Corp. 2.50%, 9/1/2022	224	230

Public Service Co. of New Hampshire 3.50%, 11/1/2023	283	305

SCE Recovery Funding LLC

Series A-2, 1.94%, 5/15/2038	285	282

Southern California Edison Co. 3.88%, 6/1/2021	958	966

Southern Co. (The) 3.25%, 7/1/2026	500	544

Virginia Electric and Power Co.

Series C, 2.75%, 3/15/2023	1,600	1,668

		25,606

Electrical Equipment — 0.1%

ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	350	360

Eaton Corp. 3.10%, 9/15/2027	400	441

		801

Electronic Equipment, Instruments & Components—0.1%

Arrow Electronics, Inc. 3.88%, 1/12/2028	926	1,029

Energy Equipment & Services — 0.1%

Baker Hughes a GE Co. LLC 3.34%, 12/15/2027	250	276

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued

Halliburton Co.

3.80%, 11/15/2025	22	24

2.92%, 3/1/2030	150	154

Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	460	499

		953

Entertainment — 0.1%

Walt Disney Co. (The)

3.70%, 10/15/2025	1,000	1,113

7.43%, 10/1/2026	600	795

		1,908

Equity Real Estate Investment Trusts (REITs) — 1.5%

Alexandria Real Estate Equities, Inc.

3.95%, 1/15/2027	285	323

3.38%, 8/15/2031	675	741

American Tower Corp.

3.50%, 1/31/2023	860	909

2.40%, 3/15/2025	400	419

1.50%, 1/31/2028	545	533

AvalonBay Communities, Inc. 3.35%, 5/15/2027	225	248

2.45%, 1/15/2031	900	928

Boston Properties LP 3.80%, 2/1/2024	909	984

Brixmor Operating Partnership LP 3.85%, 2/1/2025	375	408

Crown Castle International Corp. 4.45%, 2/15/2026	1,200	1,364

Duke Realty LP 3.63%, 4/15/2023	672	710

Equinix, Inc. 2.90%, 11/18/2026	1,177	1,264

Essex Portfolio LP 1.65%, 1/15/2031	529	496

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	163	177

Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	269	285

2.00%, 3/15/2031	575	555

Kimco Realty Corp. 2.70%, 10/1/2030	88	90

Life Storage LP 2.20%, 10/15/2030	550	541

Mid-America Apartments LP 1.70%, 2/15/2031	387	371

National Retail Properties, Inc. 3.60%, 12/15/2026	247	272

Prologis LP 1.25%, 10/15/2030	762	718

Realty Income Corp. 3.88%, 7/15/2024	400	439

Regency Centers LP 2.95%, 9/15/2029	566	595

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	400	428

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

Simon Property Group LP 2.00%, 9/13/2024	1,200	1,249

2.45%, 9/13/2029	520	528

SITE Centers Corp. 3.63%, 2/1/2025	100	104

UDR, Inc.

2.95%, 9/1/2026	106	114

3.50%, 7/1/2027	323	357

3.20%, 1/15/2030	260	280

2.10%, 8/1/2032	306	297

2.10%, 6/15/2033	400	388

Ventas Realty LP

3.75%, 5/1/2024	470	510

3.50%, 2/1/2025	90	97

4.13%, 1/15/2026	158	179

Welltower, Inc. 4.50%, 1/15/2024	900	988

WP Carey, Inc.

2.40%, 2/1/2031	285	286

2.25%, 4/1/2033	1,400	1,363

		20,538

Food & Staples Retailing — 0.4%

7-Eleven, Inc. 1.30%, 2/10/2028 (a)	1,120	1,091

Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030 (a)	600	631

Kroger Co. (The)

4.50%, 1/15/2029	950	1,139

5.40%, 7/15/2040	92	121

Sysco Corp. 3.25%, 7/15/2027	600	660

Walmart, Inc.

3.30%, 4/22/2024	200	216

3.05%, 7/8/2026	700	771

3.70%, 6/26/2028	1,000	1,146

		5,775

Food Products — 0.5%

Archer-Daniels-Midland Co. 3.25%, 3/27/2030	561	623

Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	900	911

Campbell Soup Co.

3.95%, 3/15/2025	300	332

2.38%, 4/24/2030	576	582

Cargill, Inc. 2.13%, 4/23/2030 (a)	400	405

General Mills, Inc. 4.00%, 4/17/2025	1,200	1,338

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89	101

Mondelez International, Inc. 1.88%, 10/15/2032	1,200	1,154

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued

Smithfield Foods, Inc. 5.20%, 4/1/2029 (a)	556	647

Tyson Foods, Inc.

2.25%, 8/23/2021	313	316

3.90%, 9/28/2023	500	542

Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	200	219

		7,170

Gas Utilities — 0.1%

Atmos Energy Corp. 2.63%, 9/15/2029	600	633

ONE Gas, Inc. 2.00%, 5/15/2030	248	246

		879

Health Care Equipment & Supplies — 0.5%

Abbott Laboratories

3.88%, 9/15/2025	1,284	1,437

L3 to L2, 3.75%, 11/30/2026	650	740

Becton Dickinson and Co.

3.36%, 6/6/2024	100	108

3.70%, 6/6/2027	1,500	1,682

Boston Scientific Corp.

3.75%, 3/1/2026	316	353

4.00%, 3/1/2029	189	215

Medtronic, Inc. 3.50%, 3/15/2025	1,307	1,440

Zimmer Biomet Holdings, Inc.

3.70%, 3/19/2023	174	184

3.55%, 4/1/2025	530	578

		6,737

Health Care Providers & Services — 1.1%

Anthem, Inc.

3.30%, 1/15/2023	700	736

3.65%, 12/1/2027	1,000	1,128

Cigna Corp.

3.50%, 6/15/2024	400	433

4.38%, 10/15/2028	1,000	1,166

CommonSpirit Health

3.35%, 10/1/2029	733	791

2.78%, 10/1/2030	600	625

CVS Health Corp.

3.70%, 3/9/2023	137	146

1.88%, 2/28/2031	2,598	2,511

2.70%, 8/21/2040	750	712

HCA, Inc. 4.13%, 6/15/2029	1,750	1,975

Laboratory Corp. of America Holdings 3.25%, 9/1/2024	1,000	1,084

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	241

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

Quest Diagnostics, Inc. 2.95%, 6/30/2030	93	99

2.80%, 6/30/2031	691	728

UnitedHealth Group, Inc.

3.38%, 11/15/2021	187	190

2.75%, 2/15/2023	365	380

2.88%, 3/15/2023	645	678

3.75%, 7/15/2025	1,200	1,340

Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	466	461

		15,183

Hotels, Restaurants & Leisure — 0.2%

McDonald’s Corp.

3.38%, 5/26/2025	1,250	1,366

3.80%, 4/1/2028	440	498

Starbucks Corp.

2.70%, 6/15/2022	326	335

2.25%, 3/12/2030	850	863

		3,062

Household Durables — 0.1%

DR Horton, Inc. 1.40%, 10/15/2027	1,100	1,089

Independent Power and Renewable Electricity Producers — 0.0%(b)

Exelon Generation Co. LLC

3.40%, 3/15/2022	90	93

4.25%, 6/15/2022	90	93

		186

Industrial Conglomerates — 0.2%

General Electric Co. 5.88%, 1/14/2038	70	92

Honeywell International, Inc. 4.25%, 3/1/2021	1,200	1,200

Roper Technologies, Inc. 3.80%, 12/15/2026	1,000	1,132

		2,424

Insurance — 1.3%

AIA Group Ltd. (Hong Kong)

3.60%, 4/9/2029 (a)	595	652

3.38%, 4/7/2030 (a)	200	217

Allstate Corp. (The) 3.15%, 6/15/2023	651	693

American International Group, Inc.

3.75%, 7/10/2025	818	903

3.90%, 4/1/2026	400	448

Assurant, Inc. 4.20%, 9/27/2023	145	158

Athene Global Funding 2.75%, 6/25/2024 (a)	550	582

Chubb INA Holdings, Inc. 2.70%, 3/13/2023	1,900	1,991

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

CNA Financial Corp.

3.95%, 5/15/2024	499	545

4.50%, 3/1/2026	364	418

Guardian Life Global Funding

2.50%, 5/8/2022 (a)	500	513

3.40%, 4/25/2023 (a)	230	245

0.88%, 12/10/2025 (a)	800	791

Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	1,135	1,233

Liberty Mutual Group, Inc.

4.25%, 6/15/2023 (a)	210	228

4.57%, 2/1/2029 (a)	1,640	1,941

Lincoln National Corp. 4.20%, 3/15/2022	864	897

Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	449	513

Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	700	768

Metropolitan Life Global Funding I

3.88%, 4/11/2022 (a)	426	443

3.00%, 1/10/2023 (a)	1,600	1,680

New York Life Global Funding 2.35%, 7/14/2026 (a)	953	1,007

Principal Financial Group, Inc. 3.13%, 5/15/2023	471	498

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	650	837

		18,201

Interactive Media & Services — 0.1%

Alphabet, Inc. 1.10%, 8/15/2030	2,000	1,888

Internet & Direct Marketing Retail — 0.1%

Amazon.com, Inc.

3.15%, 8/22/2027	900	997

3.88%, 8/22/2037	350	414

		1,411

IT Services — 0.2%

DXC Technology Co. 4.25%, 4/15/2024	151	164

Fidelity National Information Services, Inc. 3.75%, 5/21/2029	308	347

Global Payments, Inc. 3.20%, 8/15/2029	600	641

International Business Machines Corp. 3.50%, 5/15/2029	1,800	1,988

Western Union Co. (The) 3.60%, 3/15/2022	100	103

		3,243

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Leisure Products — 0.1%

Hasbro, Inc. 3.90%, 11/19/2029	850	936

Life Sciences Tools & Services — 0.1%

Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	1,250	1,373

Machinery — 0.2%

Illinois Tool Works, Inc. 3.50%, 3/1/2024	1,400	1,520

Parker-Hannifin Corp. 3.30%, 11/21/2024	228	248

Stanley Black & Decker, Inc. 3.40%, 3/1/2026	900	996

Xylem, Inc. 3.25%, 11/1/2026	111	122

		2,886

Media — 1.3%

Charter Communications Operating LLC 4.91%, 7/23/2025	2,460	2,808

Comcast Corp.

3.00%, 2/1/2024	1,168	1,251

3.70%, 4/15/2024	1,500	1,645

3.38%, 2/15/2025	1,226	1,335

3.95%, 10/15/2025	1,209	1,361

3.15%, 3/1/2026	221	242

4.15%, 10/15/2028	2,050	2,384

3.90%, 3/1/2038	1,136	1,314

Cox Communications, Inc.

3.50%, 8/15/2027 (a)	615	682

1.80%, 10/1/2030 (a)	450	430

Discovery Communications LLC 3.95%, 3/20/2028	900	1,005

Fox Corp. 4.71%, 1/25/2029	910	1,068

Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	285	319

Time Warner Entertainment Co. LP 8.38%, 7/15/2033	500	746

ViacomCBS, Inc. 3.70%, 8/15/2024	1,019	1,112

		17,702

Metals & Mining — 0.2%

Anglo American Capital plc (South Africa) 4.50%, 3/15/2028 (a)	1,000	1,159

Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (a)	500	495

Nucor Corp. 4.00%, 8/1/2023	305	328

Steel Dynamics, Inc.

1.65%, 10/15/2027	374	376

3.45%, 4/15/2030	28	30

Teck Resources Ltd. (Canada) 3.90%, 7/15/2030	400	435

		2,823

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multiline Retail — 0.3%

Dollar General Corp. 3.50%, 4/3/2030	1,750	1,927

Kohl’s Corp. 9.50%, 5/15/2025	800	1,033

Target Corp. 2.25%, 4/15/2025	959	1,010

		3,970

Multi-Utilities — 0.3%

CMS Energy Corp. 2.95%, 2/15/2027	170	182

Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	690	782

Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	350	361

NiSource, Inc. 3.95%, 3/30/2048	100	110

Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	817	770

Sempra Energy 4.05%, 12/1/2023	192	209

Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	939	948

WEC Energy Group, Inc. 1.38%, 10/15/2027	800	789

		4,151

Oil, Gas & Consumable Fuels — 3.5%

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	922	1,042

BP Capital Markets America, Inc.

3.22%, 11/28/2023	750	803

3.22%, 4/14/2024	3,067	3,293

4.23%, 11/6/2028	500	580

Cameron LNG LLC 2.90%, 7/15/2031 (a)	146	155

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025	750	864

5.13%, 6/30/2027	900	1,051

Chevron Corp.

1.55%, 5/11/2025	300	308

2.95%, 5/16/2026	1,200	1,301

Chevron USA, Inc.

3.85%, 1/15/2028	350	400

3.25%, 10/15/2029	600	668

Cimarex Energy Co.

3.90%, 5/15/2027	700	772

CNOOC Finance 2014 ULC (China)

4.25%, 4/30/2024	833	911

ConocoPhillips

3.75%, 10/1/2027 (a)	600	677

2.40%, 2/15/2031 (a)	125	127

Diamondback Energy, Inc.

3.25%, 12/1/2026	900	956

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	243

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Ecopetrol SA (Colombia)

4.13%, 1/16/2025	467	500

5.38%, 6/26/2026	773	867

Energy Transfer Operating LP

3.60%, 2/1/2023	267	280

4.90%, 2/1/2024	570	624

4.05%, 3/15/2025	182	198

2.90%, 5/15/2025	2,700	2,832

Eni SpA (Italy) Series X-R, 4.00%, 9/12/2023 (a)	1,145	1,239

Enterprise Products Operating LLC

3.35%, 3/15/2023	225	236

3.90%, 2/15/2024	263	286

3.70%, 2/15/2026	651	722

3.95%, 2/15/2027	596	675

Equinor ASA (Norway) 2.88%, 4/6/2025	1,179	1,265

Exxon Mobil Corp. 2.71%, 3/6/2025	1,200	1,276

Gray Oak Pipeline LLC

2.60%, 10/15/2025 (a)	312	319

3.45%, 10/15/2027 (a)	400	413

HollyFrontier Corp.

2.63%, 10/1/2023	95	98

5.88%, 4/1/2026	1,000	1,126

Kinder Morgan, Inc. 3.15%, 1/15/2023	1,500	1,573

Marathon Petroleum Corp. 3.63%, 9/15/2024	964	1,049

MPLX LP

3.38%, 3/15/2023	200	210

4.13%, 3/1/2027	518	580

4.25%, 12/1/2027	118	135

2.65%, 8/15/2030	514	511

ONEOK Partners LP

3.38%, 10/1/2022	600	621

ONEOK, Inc. 3.40%, 9/1/2029	1,000	1,046

Ovintiv Exploration, Inc. 5.38%, 1/1/2026	480	532

Phillips 66

1.30%, 2/15/2026	178	178

3.90%, 3/15/2028	700	793

Pioneer Natural Resources Co.

1.13%, 1/15/2026	700	694

1.90%, 8/15/2030	600	577

Plains All American Pipeline LP

3.65%, 6/1/2022	705	724

3.60%, 11/1/2024	800	856

3.55%, 12/15/2029	100	103

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	250	286

Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (a)	210	212

Suncor Energy, Inc. (Canada)

3.60%, 12/1/2024	1,350	1,479

5.95%, 12/1/2034	300	382

Sunoco Logistics Partners Operations LP 5.95%, 12/1/2025	506	597

TC PipeLines LP 3.90%, 5/25/2027	141	157

Texas Eastern Transmission LP 2.80%, 10/15/2022(a)	1,153	1,189

Total Capital Canada Ltd. (France) 2.75%, 7/15/2023	821	868

Total Capital International SA (France)

2.70%, 1/25/2023	200	209

3.75%, 4/10/2024	600	659

TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	2,345	2,521

Valero Energy Corp . 2.85%, 4/15/2025	1,200	1,266

Williams Cos., Inc. (The)

3.90%, 1/15/2025	462	504

2.60%, 3/15/2031	1,000	1,000

		48,375

Pharmaceuticals — 1.2%

AstraZeneca plc (United Kingdom)

0.70%, 4/8/2026	400	389

1.38%, 8/6/2030	616	581

Bristol-Myers Squibb Co.

2.00%, 8/1/2022	1,210	1,238

3.25%, 8/15/2022	600	625

2.90%, 7/26/2024	638	688

3.40%, 7/26/2029	3,061	3,426

Eli Lilly and Co. 3.38%, 3/15/2029	600	672

Merck & Co., Inc. 3.40%, 3/7/2029	750	846

Mylan, Inc. 3.13%, 1/15/2023 (a)	600	627

Novartis Capital Corp. (Switzerland)

3.00%, 11/20/2025	1,153	1,254

Pfizer, Inc. 3.20%, 9/15/2023	3,200	3,423

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	700	766

Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	1,800	1,771

Zoetis, Inc. 3.00%, 9/12/2027	900	985

		17,291

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Professional Services — 0.0% (b)

IHS Markit Ltd. 4.25%, 5/1/2029	346	398

Real Estate Management & Development — 0.0% (b)

Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (a)	219	241

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	325	361

		602

Road & Rail — 0.9%

Burlington Northern Santa Fe LLC 4.10%, 6/1/2021	2,000	2,000

Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	1,146	1,186

CSX Corp.

3.25%, 6/1/2027	1,068	1,180

4.25%, 3/15/2029	500	584

ERAC USA Finance LLC

4.50%, 8/16/2021 (a)	315	321

3.85%, 11/15/2024 (a)	650	720

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	450

Norfolk Southern Corp.

2.90%, 2/15/2023	562	586

3.85%, 1/15/2024	750	810

2.90%, 6/15/2026	200	217

Penske Truck Leasing Co. LP 4.20%, 4/1/2027 (a)	1,250	1,430

Ryder System, Inc. 4.63%, 6/1/2025	800	910

Union Pacific Corp.

3.75%, 3/15/2024	800	870

3.25%, 1/15/2025	850	916

2.40%, 2/5/2030	600	620

		12,800

Semiconductors & Semiconductor Equipment — 0.5%

Analog Devices, Inc.

3.13%, 12/5/2023	122	130

3.50%, 12/5/2026	150	167

Broadcom, Inc. 4.11%, 9/15/2028	2,687	2,980

Intel Corp. 2.45%, 11/15/2029	1,400	1,470

Microchip Technology, Inc. 0.97%, 2/15/2024 (a)	834	837

QUALCOMM, Inc. 3.25%, 5/20/2027	913	1,012

		6,596

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — 0.5%

Citrix Systems, Inc. 1.25%, 3/1/2026	302	301

Intuit, Inc. 1.65%, 7/15/2030	1,100	1,080

Microsoft Corp.

3.13%, 11/3/2025	1,800	1,976

2.40%, 8/8/2026	1,200	1,282

Oracle Corp.

2.50%, 5/15/2022	540	553

2.65%, 7/15/2026	1,800	1,927

6.50%, 4/15/2038	50	74

		7,193

Specialty Retail — 0.4%

AutoZone, Inc. 4.00%, 4/15/2030	823	938

Home Depot, Inc. (The)

3.75%, 2/15/2024	486	529

2.95%, 6/15/2029	1,500	1,631

Lowe’s Cos., Inc.

3.13%, 9/15/2024	1,004	1,087

3.65%, 4/5/2029	638	716

O’Reilly Automotive, Inc.

3.55%, 3/15/2026	300	332

3.60%, 9/1/2027	463	518

		5,751

Technology Hardware, Storage & Peripherals — 0.5%

Apple, Inc.

2.75%, 1/13/2025	1,700	1,819

3.20%, 5/13/2025	1,154	1,263

2.45%, 8/4/2026	300	319

2.38%, 2/8/2041	900	850

Dell International LLC

4.90%, 10/1/2026 (a)	600	694

5.30%, 10/1/2029 (a)	1,000	1,188

Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	700	716

		6,849

Thrifts & Mortgage Finance — 0.1%

BPCE SA (France)

(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	694	689

Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	963	957

		1,646

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	245

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Tobacco — 0.3%

Altria Group, Inc. 2.45%, 2/4/2032	1,068	1,037

BAT Capital Corp. (United Kingdom)

3.22%, 8/15/2024	1,000	1,075

2.26%, 3/25/2028	1,062	1,062

Philip Morris International, Inc. 3.38%, 8/11/2025	850	931

		4,105

Trading Companies & Distributors — 0.4%

Air Lease Corp.

3.88%, 7/3/2023	400	427

3.00%, 9/15/2023	1,400	1,469

3.63%, 4/1/2027	1,000	1,078

Aircastle Ltd. 4.40%, 9/25/2023	550	583

Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	860	969

BOC Aviation Ltd. (Singapore)

2.38%, 9/15/2021 (a)	500	503

3.50%, 10/10/2024 (a)	400	429

		5,458

Water Utilities — 0.1%

American Water Capital Corp. 3.40%, 3/1/2025	664	724

Wireless Telecommunication Services — 0.5%

America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	693	715

Rogers Communications, Inc. (Canada) 3.63%, 12/15/2025	808	896

T-Mobile USA, Inc.

2.05%, 2/15/2028 (a)	275	272

3.88%, 4/15/2030 (a)	1,400	1,539

2.25%, 11/15/2031 (a)	1,000	961

Vodafone Group plc (United Kingdom) 3.75%, 1/16/2024	1,800	1,964

		6,347

Total Corporate Bonds (Cost $489,115)		510,792

U.S. Treasury Obligations — 23.0%

U.S. Treasury Inflation Indexed Notes

0.13%, 4/15/2021 (g)	24,751	27,379

0.13%, 1/15/2022	3,000	3,532

0.13%, 4/15/2022 (g)	91,779	101,064

0.63%, 1/15/2024	95,324	115,126

0.50%, 4/15/2024	8,000	8,932

0.13%, 7/15/2026	8,500	10,137

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

0.13%, 1/15/2030	30,294	33,489

0.13%, 1/15/2031	20,000	21,811

Total U.S. Treasury Obligations (Cost $316,811)		321,470

Mortgage-Backed Securities — 10.8%

FHLMC Gold Pools, 15 Year

Pool # G13603, 5.50%, 2/1/2024	2	2

FHLMC Gold Pools, 20 Year

Pool # C91030, 5.50%, 5/1/2027	55	61

Pool # C91802, 3.50%, 1/1/2035	3,825	4,149

FHLMC Gold Pools, 30 Year

Pool # A15232, 5.00%, 10/1/2033	137	158

Pool # A57681, 6.00%, 12/1/2036	1	1

Pool # G06493, 4.50%, 5/1/2041	740	834

FHLMC Gold Pools, Other

Pool # U90690, 3.50%, 6/1/2042	833	913

FHLMC UMBS, 30 Year

Pool # ZM6956, 4.50%, 6/1/2048	1,663	1,841

FNMA

Pool # AM2292, ARM, 0.47%, 1/1/2023 (h)	770	769

FNMA UMBS, 15 Year

Pool # 995381, 6.00%, 1/1/2024	1	1

FNMA UMBS, 20 Year

Pool # MA1138, 3.50%, 8/1/2032	619	672

Pool # AP9584, 3.00%, 10/1/2032	2,992	3,177

FNMA UMBS, 30 Year

Pool # AL0045, 6.00%, 12/1/2032	246	291

Pool # 735503, 6.00%, 4/1/2035	64	78

Pool # 888460, 6.50%, 10/1/2036	388	470

Pool # 888890, 6.50%, 10/1/2037	9	11

Pool # 949320, 7.00%, 10/1/2037	43	47

Pool # 995149, 6.50%, 10/1/2038	22	26

Pool # 994410, 7.00%, 11/1/2038	175	209

Pool # AD9151, 5.00%, 8/1/2040	413	478

Pool # AE0681, 4.50%, 12/1/2040	859	968

Pool # BM3500, 4.00%, 9/1/2047	1,748	1,960

Pool # BM3499, 4.00%, 12/1/2047	2,052	2,257

Pool # BE8354, 4.00%, 3/1/2048	1,136	1,224

FNMA, Other

Pool # 468614, 3.86%, 7/1/2021	1,081	1,081

Pool # AM6602, 2.63%, 9/1/2021	1,310	1,312

Pool # 469873, 3.03%, 12/1/2021	1,144	1,154

Pool # AL2044, 3.45%, 5/1/2022 (h)	234	237

Pool # 471513, 2.90%, 6/1/2022	988	1,008

Pool # 471881, 2.67%, 7/1/2022	2,000	2,041

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 471828, 2.65%, 8/1/2022	2,000	2,043

Pool # AM1804, 2.19%, 12/1/2022	828	847

Pool # AM1619, 2.34%, 12/1/2022	2,137	2,188

Pool # AM2285, 2.41%, 1/1/2023	3,381	3,471

Pool # AL3594, 2.70%, 4/1/2023 (h)	1,547	1,602

Pool # AM3301, 2.35%, 5/1/2023	2,130	2,197

Pool # AM3244, 2.52%, 5/1/2023	3,000	3,106

Pool # AM3432, 2.40%, 7/1/2023	2,920	3,023

Pool # AM4628, 3.69%, 11/1/2023	1,114	1,199

Pool # AM4716, 3.38%, 12/1/2023	1,422	1,533

Pool # AM7290, 2.97%, 12/1/2024	392	423

Pool # AM8674, 2.81%, 4/1/2025	2,200	2,371

Pool # AM8846, 2.68%, 5/1/2025	1,881	2,015

Pool # AN0029, 3.10%, 9/1/2025	2,409	2,638

Pool # AN1413, 2.49%, 5/1/2026	825	882

Pool # AN1497, 2.61%, 6/1/2026	860	926

Pool # AN1243, 2.64%, 6/1/2026	1,600	1,726

Pool # AN1247, 2.64%, 6/1/2026	1,576	1,700

Pool # AN3076, 2.46%, 10/1/2026	1,700	1,819

Pool # BL1211, 4.01%, 2/1/2027	588	667

Pool # AN6732, 2.83%, 5/1/2027	1,200	1,305

Pool # AN7338, 3.06%, 11/1/2027	996	1,101

Pool # AN7943, 3.10%, 1/1/2028	2,497	2,767

Pool # AN1161, 3.05%, 4/1/2028	982	1,087

Pool # AN9486, 3.57%, 6/1/2028	3,716	4,245

Pool # AN2069, 2.35%, 8/1/2028	1,440	1,538

Pool # BL0907, 3.88%, 12/1/2028	700	813

Pool # BM4162, 3.20%, 10/1/2029 (h)	491	545

Pool # BL4333, 2.52%, 11/1/2029	1,195	1,286

Pool # MA1125, 4.00%, 7/1/2042	1,139	1,249

Pool # MA1437, 3.50%, 5/1/2043	1,462	1,602

Pool # MA1463, 3.50%, 6/1/2043	1,356	1,486

FNMA/FHLMC UMBS, Single Family, 15 Year

TBA, 2.00%, 4/25/2036 (i)	2,840	2,935

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.00%, 4/25/2051 (i)	50,325	50,727

GNMA II, 30 Year

Pool # 4245, 6.00%, 9/20/2038	109	128

Pool # BA7567, 4.50%, 5/20/2048	1,912	2,073

Pool # BI0416, 4.50%, 11/20/2048	169	185

Pool # BM9692, 4.50%, 7/20/2049	985	1,077

Pool # MA7136, 2.50%, 1/20/2051	10,628	11,039

Total Mortgage-Backed Securities (Cost $147,461)		150,994

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 10.7%

20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (h)	1,162	1,162

BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	1,400	1,470

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ08, Class A2, 2.36%, 8/25/2022	216	219

Series KJ13, Class A2, 2.86%, 8/25/2022	886	907

Series KJ18, Class A2, 3.07%, 8/25/2022	787	806

Series KF12, Class A, 0.82%, 9/25/2022 (h)	17	17

Series KJ09, Class A2, 2.84%, 9/25/2022	238	245

Series KSMC, Class A2, 2.62%, 1/25/2023	6,000	6,249

Series K027, Class A2, 2.64%, 1/25/2023	800	831

Series KJ11, Class A2, 2.93%, 1/25/2023	939	976

Series K029, Class A2, 3.32%, 2/25/2023 (h)	2,045	2,145

Series K034, Class A2, 3.53%, 7/25/2023 (h)	5,000	5,349

Series K036, Class A2, 3.53%, 10/25/2023 (h)	3,000	3,226

Series K038, Class A2, 3.39%, 3/25/2024	4,768	5,156

Series K727, Class AM, 3.04%, 7/25/2024	1,400	1,505

Series K039, Class A2, 3.30%, 7/25/2024	2,550	2,769

Series J22F, Class A2, 4.09%, 9/25/2024	311	338

Series K729, Class A2, 3.14%, 10/25/2024	1,219	1,318

Series K041, Class A2, 3.17%, 10/25/2024	7,000	7,607

Series K046, Class A2, 3.21%, 3/25/2025	2,503	2,742

Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (h)	2,000	2,186

Series KPLB, Class A, 2.77%, 5/25/2025	1,750	1,863

Series K048, Class A2, 3.28%, 6/25/2025 (h)	3,480	3,830

Series K049, Class A2, 3.01%, 7/25/2025	2,469	2,696

Series KLU2, Class A7, 2.23%, 9/25/2025 (h)	550	573

Series K056, Class A2, 2.53%, 5/25/2026	4,000	4,307

Series K058, Class A1, 2.34%, 7/25/2026	1,630	1,719

Series K737, Class AM, 2.10%, 10/25/2026	3,110	3,264

Series K060, Class A2, 3.30%, 10/25/2026	2,000	2,244

Series K066, Class A2, 3.12%, 6/25/2027	1,362	1,517

Series K067, Class A2, 3.19%, 7/25/2027	1,686	1,886

Series K069, Class A2, 3.19%, 9/25/2027 (h)	3,500	3,918

Series K070, Class A2, 3.30%, 11/25/2027 (h)	910	1,027

Series K072, Class A2, 3.44%, 12/25/2027	473	538

Series K081, Class A1, 3.88%, 2/25/2028	1,229	1,387

Series K078, Class A2, 3.85%, 6/25/2028	1,541	1,801

Series K079, Class A2, 3.93%, 6/25/2028	3,600	4,211

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	247

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K083, Class A2, 4.05%, 9/25/2028 (h)	594	702

FNMA ACES

Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,509	1,550

Series 2013-M9, Class A2, 2.39%, 1/25/2023 (h)	3,817	3,935

Series 2013-M13, Class A2, 2.64%, 4/25/2023 (h)	1,258	1,305

Series 2014-M1, Class A2, 3.13%, 7/25/2023 (h)	1,921	2,018

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (h)	5,413	5,754

Series 2014-M3, Class A2, 3.49%, 1/25/2024 (h)	1,862	1,997

Series 2014-M8, Class A2, 3.06%, 6/25/2024 (h)	5,211	5,532

Series 2014-M9, Class A2, 3.10%, 7/25/2024 (h)	4,485	4,809

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (h)	1,820	1,953

Series 2016-M6, Class A2, 2.49%, 5/25/2026	800	851

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	1,395	1,525

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	1,500	1,651

Series 2017-M12, Class A2, 3.08%, 6/25/2027 (h)	4,145	4,586

Series 2017-M13, Class A2, 2.94%, 9/25/2027 (h)	472	522

Series 2018-M2, Class A2, 2.90%, 1/25/2028 (h)	3,400	3,708

Series 2018-M4, Class A2, 3.05%, 3/25/2028 (h)	2,415	2,700

Series 2018-M9, Class APT2, 3.12%, 4/25/2028 (h)	3,532	3,833

Series 2018-M14, Class A2, 3.58%, 8/25/2028 (h)	400	458

Series 2017-M5, Class A2, 3.16%, 4/25/2029 (h)	3,500	3,957

Series 2018-M3, Class A2, 3.09%, 2/25/2030 (h)	1,384	1,567

Series 2018-M13, Class A1, 3.70%, 3/25/2030 (h)	734	842

Series 2020-M50, Class A1, 0.67%, 10/25/2030	1,199	1,178

Series 2020-M50, Class A2, 1.20%, 10/25/2030	415	409

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (h)	6,909	806

Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	90	89

Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (h)	405	58

FREMF Mortgage Trust

Series 2015-K44, Class B, 3.68%, 1/25/2048 (a) (h)	1,500	1,626

Series 2016-K722, Class B, 3.85%, 7/25/2049 (a) (h)	735	777

ML-CFC Commercial Mortgage Trust

Series 2006-4, Class XC, IO, 0.54%, 12/12/2049 ‡ (a) (h)	24	–	(j)

Morgan Stanley Capital I Trust

Series 2007-HQ11, Class X, IO, 0.36%, 2/12/2044 ‡ (a) (h)	163	–	(j)

MRCD MARK Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	300	314

UBS-BAMLL Trust

Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	866	873

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	1,486	1,549

Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,040	1,070

WFRBS Commercial Mortgage Trust

Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,684	1,700

Total Commercial Mortgage-Backed Securities (Cost $141,247)		150,208

Asset-Backed Securities — 8.7%

ACC Trust

Series 2019-2, Class A, 2.82%, 2/21/2023(a)	160	161

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	427	420

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	187	182

Ally Auto Receivables Trust

Series 2018-1, Class A3, 2.35%, 6/15/2022	42	42

Series 2018-2, Class A3, 2.92%, 11/15/2022	438	441

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-1, Class A3, 2.91%, 9/15/2023	374	380

American Airlines Pass-Through Trust

Series 2016-3, Class AA, 3.00%, 10/15/2028	168	166

Series 2017-1, Class AA, 3.65%, 2/15/2029	227	230

American Credit Acceptance Receivables Trust

Series 2019-4, Class B, 2.43%, 10/12/2023 (a)	455	457

Series 2020-3, Class A, 0.62%, 10/13/2023 (a)	487	488

Series 2021-1, Class A, 0.35%, 5/13/2024 (a)	1,001	1,001

American Express Credit Account Master Trust

Series 2019-1, Class A, 2.87%, 10/15/2024	1,120	1,152

American Tower Trust #1 3.07%, 3/15/2023 (a)	500	506

AmeriCredit Automobile Receivables Trust

Series 2018-1, Class A3, 3.07%, 12/19/2022	127	128

Series 2018-2, Class A3, 3.15%, 3/20/2023	386	389

Series 2018-3, Class A3, 3.38%, 7/18/2023	2,693	2,722

Series 2019-1, Class A3, 2.97%, 11/20/2023	355	359

Series 2019-2, Class A3, 2.28%, 1/18/2024	1,822	1,843

Series 2020-1, Class A3, 1.11%, 8/19/2024	820	827

Series 2020-2, Class A3, 0.66%, 12/18/2024	166	167

Series 2020-3, Class B, 0.76%, 12/18/2025	740	742

Avis Budget Rental Car Funding AESOP LLC

Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	710	742

BA Credit Card Trust

Series 2018-A2, Class A2, 3.00%, 9/15/2023	6,750	6,772

Series 2019-A1, Class A1, 1.74%, 1/15/2025	1,600	1,636

Series 2020-A1, Class A1, 0.34%, 5/15/2026	930	928

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Business Jet Securities LLC

Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	445	453

CarMax Auto Owner Trust

Series 2017-3, Class A3, 1.97%, 4/15/2022	6	6

Series 2017-4, Class A3, 2.11%, 10/17/2022	25	25

Series 2018-1, Class A3, 2.48%, 11/15/2022	138	139

Series 2018-2, Class A3, 2.98%, 1/17/2023	2,656	2,681

Series 2018-3, Class A3, 3.13%, 6/15/2023	1,080	1,096

Series 2018-4, Class A3, 3.36%, 9/15/2023	206	210

Series 2019-1, Class A3, 3.05%, 3/15/2024	665	678

Series 2020-1, Class A3, 1.89%, 12/16/2024	692	707

Series 2020-3, Class A3, 0.62%, 3/17/2025	665	669

Series 2021-1, Class A3, 0.34%, 12/15/2025	2,520	2,517

Carvana Auto Receivables Trust

Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	1,100	1,132

CNH Equipment Trust

Series 2017-B, Class A3, 1.86%, 9/15/2022	27	27

Series 2017-C, Class A3, 2.08%, 2/15/2023	49	49

Continental Airlines Pass-Through Trust

Series 2007-1, Class A, 5.98%, 4/19/2022	208	213

CoreVest American Finance Trust

Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	259	271

CPS Auto Receivables Trust

Series 2019-D, Class A, 2.17%, 12/15/2022 (a)	21	21

Series 2020-A, Class A, 2.09%, 5/15/2023 (a)	156	157

Series 2021-A, Class A, 0.35%, 1/16/2024 (a)	288	288

Credit Acceptance Auto Loan Trust

Series 2018-2A, Class A, 3.47%, 5/17/2027 (a)	169	169

Series 2019-3A, Class A, 2.38%, 11/15/2028 (a)	265	271

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	249

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-1A, Class A, 2.01%, 2/15/2029 (a)	1,575	1,611

Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	1,396	1,394

Dell Equipment Finance Trust

Series 2019-1, Class A3, 2.83%, 3/22/2024 (a)	970	980

Drive Auto Receivables Trust

Series 2019-4, Class A3, 2.16%, 5/15/2023	103	103

Series 2020-1, Class A3, 2.02%, 11/15/2023	385	387

Series 2020-2, Class B, 1.42%, 3/17/2025	160	163

DT Auto Owner Trust

Series 2020-3A, Class B, 0.91%, 12/16/2024 (a)	535	538

Series 2019-2A, Class C, 3.18%, 2/18/2025 (a)	650	662

Series 2021-1A, Class B, 0.62%, 9/15/2025 (a)	272	273

Exeter Automobile Receivables Trust

Series 2019-4A, Class A, 2.18%, 1/17/2023 (a)	15	15

Series 2020-1A, Class A, 2.05%, 6/15/2023 (a)	128	128

Series 2020-3A, Class B, 0.79%, 9/16/2024	370	371

Series 2021-1A, Class B, 0.50%, 2/18/2025	1,082	1,082

Fifth Third Auto Trust

Series 2019-1, Class A4, 2.69%, 11/16/2026	355	368

First Investors Auto Owner Trust

Series 2019-1A, Class A, 2.89%, 3/15/2024 (a)	167	168

Series 2021-1A, Class A, 0.45%, 3/16/2026 (a)	536	537

FirstKey Homes Trust

Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	380	380

Flagship Credit Auto Trust

Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	30	30

Series 2019-2, Class A, 2.83%, 10/16/2023 (a)	1,252	1,266

Series 2020-4, Class A, 0.53%, 4/15/2025 (a)	3,049	3,053

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-2, Class B, 2.92%, 4/15/2025 (a)	650	666

Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	310	324

Ford Credit Auto Lease Trust

Series 2018-B, Class A4, 3.30%, 2/15/2022	206	206

Series 2019-A, Class A3, 2.90%, 5/15/2022	1,544	1,549

Series 2020-A, Class A3, 1.85%, 3/15/2023	600	606

Series 2020-B, Class A4, 0.69%, 10/15/2023	456	459

Series 2021-A, Class A3, 0.26%, 2/15/2024	921	921

Ford Credit Auto Owner Trust

Series 2018-B, Class A4, 3.38%, 3/15/2024	340	354

FREED ABS Trust

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	275	277

GLS Auto Receivables Issuer Trust

Series 2019-2A, Class A, 3.06%, 4/17/2023 (a)	63	63

Series 2020-4A, Class A, 0.52%, 2/15/2024 (a)	623	624

GM Financial Automobile Leasing Trust

Series 2019-1, Class A3, 2.98%, 12/20/2021	127	127

Series 2019-3, Class A3, 2.03%, 6/20/2022	733	737

Series 2020-3, Class A3, 0.45%, 8/21/2023	640	642

GM Financial Consumer Automobile Receivables Trust

Series 2018-1, Class A3, 2.32%, 7/18/2022	34	34

Series 2018-2, Class A3, 2.81%, 12/16/2022	419	423

Series 2018-3, Class A3, 3.02%, 5/16/2023	3,082	3,120

Series 2021-1, Class A3, 0.35%, 10/16/2025	468	468

Series 2021-1, Class A4, 0.54%, 5/17/2027	2,800	2,799

GM Financial Leasing Trust

Series 2021-1, Class A4, 0.33%, 2/20/2025	1,000	999

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Harley-Davidson Motorcycle Trust

Series 2019-A, Class A3, 2.34%, 2/15/2024	755	765

HERO Funding (Cayman Islands)

Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	232	241

Honda Auto Receivables Owner Trust

Series 2018-2, Class A3, 3.01%, 5/18/2022	285	286

Series 2018-3, Class A3, 2.95%, 8/22/2022	1,742	1,759

Series 2019-4, Class A3, 1.83%, 1/18/2024	525	535

Hyundai Auto Lease Securitization Trust

Series 2019-A, Class A3, 2.98%, 7/15/2022 (a)	3,087	3,101

Series 2020-B, Class A3, 0.51%, 9/15/2023 (a)	1,185	1,189

Series 2021-A, Class A3, 0.33%, 1/16/2024 (a)	461	462

Hyundai Auto Receivables Trust

Series 2018-A, Class A3, 2.79%, 7/15/2022	195	196

Series 2018-B, Class A3, 3.20%, 12/15/2022	337	341

John Deere Owner Trust

Series 2018-B, Class A3, 3.08%, 11/15/2022	478	483

Mercedes-Benz Auto Lease Trust

Series 2019-A, Class A3, 3.10%, 11/15/2021	60	60

Series 2019-B, Class A3, 2.00%, 10/17/2022	75	76

Series 2020-A, Class A3, 1.84%, 12/15/2022	722	730

Series 2021-A, Class A3, 0.25%, 1/16/2024	753	753

Nissan Auto Lease Trust

Series 2020-A, Class A2A, 1.80%, 5/16/2022	3,244	3,255

Series 2019-B, Class A3, 2.27%, 7/15/2022	442	444

Series 2020-B, Class A3, 0.43%, 10/16/2023	755	757

Series 2019-A, Class A4, 2.78%, 7/15/2024	305	309

Nissan Auto Receivables Owner Trust

Series 2017-C, Class A3, 2.12%, 4/18/2022	21	21

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-C, Class A3, 3.22%, 6/15/2023	685	697

Series 2017-C, Class A4, 2.28%, 2/15/2024	500	505

Octane Receivables Trust

Series 2020-1A, Class A, 1.71%, 2/20/2025 (a)	2,124	2,144

OneMain Direct Auto Receivables Trust

Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	777	783

Progress Residential Trust

Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (a)	785	785

Santander Consumer Auto Receivables Trust

Series 2021-AA, Class A3, 0.33%, 10/15/2025 (a)	510	510

Santander Drive Auto Receivables Trust

Series 2020-2, Class A3, 0.67%, 4/15/2024	262	263

Series 2020-3, Class B, 0.69%, 3/17/2025	635	637

Series 2021-1, Class B, 0.50%, 4/15/2025	1,825	1,824

Series 2020-4, Class C, 1.01%, 1/15/2026	465	470

Santander Retail Auto Lease Trust

Series 2019-A, Class A3, 2.77%, 6/20/2022 (a)	1,756	1,775

Spirit Airlines Pass-Through Trust

Series 2017-1, Class AA, 3.38%, 2/15/2030	128	128

Synchrony Card Issuance Trust

Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,645

Tesla Auto Lease Trust

Series 2018-B, Class A, 3.71%, 8/20/2021 (a)	217	218

Series 2019-A, Class A3, 2.16%, 10/20/2022 (a)	370	377

Toyota Auto Receivables Owner Trust

Series 2020-A, Class A2, 1.67%, 11/15/2022	3,222	3,239

Series 2020-A, Class A3, 1.66%, 5/15/2024	350	357

Series 2021-A, Class A3, 0.26%, 5/15/2025	1,651	1,650

Series 2020-C, Class A4, 0.57%, 10/15/2025	532	533

United Airlines Pass-Through Trust

Series 2016-1, Class AA, 3.10%, 7/7/2028	1,141	1,176

Series 2016-2, Class AA, 2.88%, 10/7/2028	1,178	1,186

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	251

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-1, Class AA, 3.50%, 3/1/2030	724	740

Series 2018-1, Class A, 3.70%, 3/1/2030	707	720

US Auto Funding LLC

Series 2019-1A, Class B, 3.99%, 12/15/2022(a)	672	679

Vericrest Opportunity Loan Trust

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050‡(a)(f)	919	922

Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050‡(a)(f)	484	486

Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050‡(a)(f)	1,006	1,011

Verizon Owner Trust

Series 2018-A, Class A1A, 3.23%, 4/20/2023	609	617

Volkswagen Auto Lease Trust

Series 2020-A, Class A3, 0.39%, 1/22/2024	471	472

VOLT LXXXV LLC

Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (f)	554	556

VOLT LXXXVII LLC

Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (f)	982	986

Westlake Automobile Receivables Trust

Series 2020-2A, Class A2A, 0.93%, 2/15/2024 (a)	867	870

Series 2020-3A, Class B, 0.78%, 11/17/2025 (a)	815	819

World Financial Network Credit Card Master Trust

Series 2018-B, Class A, 3.46%, 7/15/2025	1,564	1,591

World Omni Auto Receivables Trust

Series 2020-A, Class A3, 1.70%, 1/17/2023	1,955	1,996

Series 2017-B, Class A3, 1.95%, 2/15/2023	83	83

Series 2018-C, Class A3, 3.13%, 11/15/2023	4,158	4,222

Series 2019-B, Class A3, 2.59%, 7/15/2024	849	862

Series 2021-A, Class A3, 0.30%, 1/15/2026	1,548	1,545

World Omni Automobile Lease Securitization Trust

Series 2018-B, Class A3, 3.19%, 12/15/2021	221	221

Series 2019-A, Class A3, 2.94%, 5/16/2022	710	716

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2020-B, Class A4, 0.52%, 2/17/2026	480		481

World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	540		542

Total Asset-Backed Securities (Cost $121,492)			122,369

Collateralized Mortgage Obligations — 6.7%

CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	—	(j)	—	(j)

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class 3A4, 5.25%, 9/25/2033	9		9

Series 2004-HYB4, Class WA, 2.47%, 12/25/2034 ‡ (h)	21		22

CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	14		14

FHLMC, REMIC

Series 3874, Class DW, 3.50%, 6/15/2021	29		29

Series 2626, Class JC, 5.00%, 6/15/2023	223		230

Series 2649, Class WB, 3.50%, 7/15/2023	184		187

Series 1578, Class K, 6.90%, 9/15/2023	5		5

Series 2685, Class DT, 5.00%, 10/15/2023	191		199

Series 2687, Class JH, 5.00%, 10/15/2023	46		48

Series 2701, Class AC, 5.00%, 11/15/2023	324		338

Series 3521, Class B, 4.00%, 4/15/2024	236		244

Series 3544, Class BC, 4.00%, 6/15/2024	22		23

Series 3546, Class NB, 4.00%, 6/15/2024	1,050		1,089

Series 3562, Class JC, 4.00%, 8/15/2024	514		534

Series 3563, Class BD, 4.00%, 8/15/2024	326		338

Series 3571, Class MY, 4.00%, 9/15/2024	119		123

Series 3575, Class EB, 4.00%, 9/15/2024	343		356

Series 3577, Class B, 4.00%, 9/15/2024	549		570

Series 3578, Class KB, 4.00%, 9/15/2024	81		84

Series 2989, Class TG, 5.00%, 6/15/2025	349		370

Series 2988, Class TY, 5.50%, 6/15/2025	15		16

Series 3816, Class HA, 3.50%, 11/15/2025	1,327		1,403

Series 3087, Class KX, 5.50%, 12/15/2025	40		43

Series 3787, Class AY, 3.50%, 1/15/2026	507		534

Series 3794, Class LB, 3.50%, 1/15/2026	440		463

Series 3102, Class CE, 5.50%, 1/15/2026	519		553

Series 3123, Class HT, 5.00%, 3/15/2026	57		61

Series 3121, Class JD, 5.50%, 3/15/2026	18		20

Series 3150, Class EQ, 5.00%, 5/15/2026	187		198

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3898, Class KH, 3.50%, 6/15/2026	672	706

Series 3885, Class AC, 4.00%, 6/15/2026	390	406

Series 3911, Class B, 3.50%, 8/15/2026	659	696

Series 3959, Class PB, 3.00%, 11/15/2026	2,500	2,667

Series 4337, Class VJ, 3.50%, 6/15/2027	1,613	1,691

Series 3337, Class MD, 5.50%, 6/15/2027	34	37

Series 2110, Class PG, 6.00%, 1/15/2029	88	100

Series 3563, Class LB, 4.00%, 8/15/2029	17	18

Series 3653, Class B, 4.50%, 4/15/2030	115	126

Series 3824, Class EY, 3.50%, 3/15/2031	303	328

Series 2525, Class AM, 4.50%, 4/15/2032	550	615

Series 2441, Class GF, 6.50%, 4/15/2032	18	21

Series 2436, Class MC, 7.00%, 4/15/2032	12	13

Series 2760, Class KT, 4.50%, 9/15/2032	74	82

Series 2505, Class D, 5.50%, 9/15/2032	96	111

Series 2544, Class KE, 5.50%, 12/15/2032	57	66

Series 2557, Class HL, 5.30%, 1/15/2033	141	162

Series 2575, Class PE, 5.50%, 2/15/2033	39	45

Series 2586, Class WG, 4.00%, 3/15/2033	173	193

Series 2596, Class QD, 4.00%, 3/15/2033	142	156

Series 2621, Class QH, 5.00%, 5/15/2033	154	173

Series 2649, Class PJ, 3.50%, 6/15/2033	5	5

Series 2624, Class QH, 5.00%, 6/15/2033	204	234

Series 2648, Class BK, 5.00%, 7/15/2033	15	16

Series 4238, Class UY, 3.00%, 8/15/2033	3,650	3,942

Series 2673, Class PE, 5.50%, 9/15/2033	354	407

Series 2696, Class DG, 5.50%, 10/15/2033	295	323

Series 2725, Class TA, 4.50%, 12/15/2033	284	329

Series 2733, Class ME, 5.00%, 1/15/2034	285	328

Series 2768, Class PK, 5.00%, 3/15/2034	224	241

Series 3659, Class VG, 5.00%, 9/15/2034	250	254

Series 2934, Class KG, 5.00%, 2/15/2035	210	241

Series 3077, Class TO, PO, 4/15/2035	13	13

Series 2960, Class JH, 5.50%, 4/15/2035	611	704

Series 3082, Class PW, 5.50%, 12/15/2035	43	49

Series 3084, Class BH, 5.50%, 12/15/2035	946	1,103

Series 3098, Class KG, 5.50%, 1/15/2036	887	1,022

Series 3136, Class CO, PO, 4/15/2036	25	23

Series 3145, Class AJ, 5.50%, 4/15/2036	32	37

Series 3819, Class ZQ, 6.00%, 4/15/2036	638	754

Series 3200, PO, 8/15/2036	63	59

Series 3270, Class AT, 5.50%, 1/15/2037	26	29

Series 3272, Class PA, 6.00%, 2/15/2037	7	8

Series 3348, Class HT, 6.00%, 7/15/2037	56	66

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4085, Class FB, 0.51%, 1/15/2039 (h)	109	109

Series 3501, Class A, 4.50%, 1/15/2039	182	198

Series 3508, Class PK, 4.00%, 2/15/2039	4	4

Series 3513, Class A, 4.50%, 2/15/2039	17	19

Series 4219, Class JA, 3.50%, 8/15/2039	509	518

Series 3653, Class HJ, 5.00%, 4/15/2040	729	834

Series 3677, Class KB, 4.50%, 5/15/2040	1,296	1,453

Series 3677, Class PB, 4.50%, 5/15/2040	742	808

Series 3904, Class EC, 2.00%, 8/15/2040	92	92

Series 3715, Class PC, 4.50%, 8/15/2040	190	214

Series 3955, Class HB, 3.00%, 12/15/2040	167	175

Series 3828, Class PU, 4.50%, 3/15/2041	81	86

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	284	304

Series 3956, Class EB, 3.25%, 11/15/2041	1,427	1,548

Series 3963, Class JB, 4.50%, 11/15/2041	1,650	1,853

Series 4026, Class MQ, 4.00%, 4/15/2042	80	86

Series 4616, Class HP, 3.00%, 9/15/2046	1,914	2,055

Series 3688, Class GT, 7.39%, 11/15/2046 (h)	34	40

FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	802	863

FNMA, REMIC

Series 2011-75, Class BL, 3.50%, 8/25/2021	92	92

Series 2003-5, Class EQ, 5.50%, 2/25/2023	17	18

Series 2003-48, Class TC, 5.00%, 6/25/2023	23	24

Series 2003-55, Class HY, 5.00%, 6/25/2023	21	21

Series 2008-70, Class BY, 4.00%, 8/25/2023	6	6

Series 2006-22, Class CE, 4.50%, 8/25/2023	70	73

Series 2004-44, Class KT, 6.00%, 6/25/2024	73	75

Series 2004-53, Class NC, 5.50%, 7/25/2024	32	33

Series 2009-71, Class MB, 4.50%, 9/25/2024	18	19

Series 2004-70, Class EB, 5.00%, 10/25/2024	65	67

Series 2010-49, Class KB, 4.00%, 5/25/2025	426	440

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	253

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2010-41, Class DC, 4.50%, 5/25/2025	129	133

Series 1997-57, Class PN, 5.00%, 9/18/2027	109	119

Series 2009-39, Class LB, 4.50%, 6/25/2029	86	93

Series 2009-96, Class DB, 4.00%, 11/25/2029	116	126

Series 2010-28, Class DE, 5.00%, 4/25/2030	269	300

Series 2001-63, Class TC, 6.00%, 12/25/2031	53	62

Series 2001-81, Class HE, 6.50%, 1/25/2032	139	164

Series 2002-75, Class GB, 5.50%, 11/25/2032	70	75

Series 2011-39, Class ZA, 6.00%, 11/25/2032	558	646

Series 2002-85, Class PE, 5.50%, 12/25/2032	47	53

Series 2003-21, Class OU, 5.50%, 3/25/2033	30	35

Series 2003-26, Class EB, 3.50%, 4/25/2033	800	866

Series 2003-23, Class CH, 5.00%, 4/25/2033	36	41

Series 2003-63, Class YB, 5.00%, 7/25/2033	119	136

Series 2003-69, Class N, 5.00%, 7/25/2033	226	258

Series 2003-80, Class QG, 5.00%, 8/25/2033	317	352

Series 2003-85, Class QD, 5.50%, 9/25/2033	126	145

Series 2003-94, Class CE, 5.00%, 10/25/2033	28	30

Series 2005-5, Class CK, 5.00%, 1/25/2035	213	232

Series 2005-29, Class WC, 4.75%, 4/25/2035	392	429

Series 2005-48, Class TD, 5.50%, 6/25/2035	258	298

Series 2005-53, Class MJ, 5.50%, 6/25/2035	312	362

Series 2005-62, Class CP, 4.75%, 7/25/2035	12	12

Series 2005-58, Class EP, 5.50%, 7/25/2035	26	29

Series 2005-68, Class BE, 5.25%, 8/25/2035	250	287

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-68, Class PG, 5.50%, 8/25/2035	125	142

Series 2005-102, Class PG, 5.00%, 11/25/2035	403	465

Series 2005-110, Class GL, 5.50%, 12/25/2035	489	554

Series 2006-49, Class PA, 6.00%, 6/25/2036	53	63

Series 2009-19, Class PW, 4.50%, 10/25/2036	309	347

Series 2006-114, Class HE, 5.50%, 12/25/2036	352	410

Series 2007-33, Class HE, 5.50%, 4/25/2037	27	32

Series 2007-71, Class KP, 5.50%, 7/25/2037	39	43

Series 2007-71, Class GB, 6.00%, 7/25/2037	202	237

Series 2007-65, Class KI, IF, IO, 6.50%, 7/25/2037 (h)	7	1

Series 2009-86, Class OT, PO, 10/25/2037	40	37

Series 2010-9, Class MD, 5.00%, 2/25/2038	52	54

Series 2011-22, Class MA, 6.50%, 4/25/2038	10	10

Series 2008-72, Class BX, 5.50%, 8/25/2038	19	22

Series 2008-74, Class B, 5.50%, 9/25/2038	8	9

Series 2009-62, Class HJ, 6.00%, 5/25/2039	178	189

Series 2009-37, Class KI, IF, IO, 5.88%, 6/25/2039 (h)	11	2

Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	12	2

Series 2009-92, Class AD, 6.00%, 11/25/2039	664	730

Series 2009-112, Class ST, IF, IO, 6.13%, 1/25/2040 (h)	94	18

Series 2010-22, Class PE, 5.00%, 3/25/2040	2,040	2,297

Series 2010-37, Class CY, 5.00%, 4/25/2040	1,190	1,352

Series 2010-35, Class SB, IF, IO, 6.30%, 4/25/2040 (h)	40	7

Series 2010-54, Class EA, 4.50%, 6/25/2040	43	47

Series 2010-64, Class DM, 5.00%, 6/25/2040	6	7

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2010-71, Class HJ, 5.50%, 7/25/2040	144	167

Series 2010-123, Class BP, 4.50%, 11/25/2040	2,951	3,303

Series 2011-5, Class CP, 4.50%, 11/25/2040	80	84

Series 2011-41, Class KL, 4.00%, 5/25/2041	1,006	1,114

Series 2011-50, Class LP, 4.00%, 6/25/2041	500	559

Series 2012-137, Class CF, 0.42%, 8/25/2041 (h)	366	366

Series 2012-103, Class DA, 3.50%, 10/25/2041	115	117

Series 2012-14, Class DE, 3.50%, 3/25/2042	1,000	1,088

Series 2012-139, Class JA, 3.50%, 12/25/2042	479	524

Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250	2,714

Series 2019-65, Class PA, 2.50%, 5/25/2048	442	462

Series 2009-96, Class CB, 4.00%, 11/25/2049	27	29

Series 2019-7, Class CA, 3.50%, 11/25/2057	4,891	5,207

FNMA, STRIPS

Series 293, Class 1, PO, 12/25/2024	11	11

Series 314, Class 1, PO, 7/25/2031	40	38

GNMA

Series 2002-79, Class KL, 5.50%, 11/20/2032	228	230

Series 2003-10, Class KJ, 5.50%, 2/20/2033	63	67

Series 2003-29, Class PD, 5.50%, 4/16/2033	232	252

Series 2003-33, Class NE, 5.50%, 4/16/2033	133	142

Series 2003-65, Class AP, 5.50%, 8/20/2033	85	97

Series 2003-77, Class TK, 5.00%, 9/16/2033	298	316

Series 2004-16, Class GC, 5.50%, 2/20/2034	875	993

Series 2004-54, Class BG, 5.50%, 7/20/2034	19	21

Series 2004-93, Class PD, 5.00%, 11/16/2034	558	612

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-101, Class BE, 5.00%, 11/20/2034	446	502

Series 2005-11, Class PL, 5.00%, 2/20/2035	207	234

Series 2005-26, Class XY, 5.50%, 3/20/2035	812	916

Series 2005-33, Class AY, 5.50%, 4/16/2035	208	234

Series 2005-49, Class B, 5.50%, 6/20/2035	69	80

Series 2005-51, Class DC, 5.00%, 7/20/2035	170	185

Series 2005-56, Class BD, 5.00%, 7/20/2035	26	30

Series 2006-7, Class ND, 5.50%, 8/20/2035	26	30

Series 2007-37, Class LB, 5.50%, 6/16/2037	197	224

Series 2007-79, Class BL, 5.75%, 8/20/2037	143	161

Series 2008-7, Class PQ, 5.00%, 2/20/2038	417	457

Series 2008-9, Class PW, 5.25%, 2/20/2038	455	509

Series 2009-106, Class ST, IF, IO, 5.89%, 2/20/2038 (h)	136	23

Series 2008-23, Class YA, 5.25%, 3/20/2038	104	117

Series 2008-35, Class NF, 5.00%, 4/20/2038	105	118

Series 2008-34, Class PG, 5.25%, 4/20/2038	124	137

Series 2008-33, Class PB, 5.50%, 4/20/2038	377	430

Series 2008-38, Class BG, 5.00%, 5/16/2038	603	673

Series 2008-43, Class NB, 5.50%, 5/20/2038	176	199

Series 2010-7, Class EA, 5.00%, 6/16/2038	8	8

Series 2008-56, Class PX, 5.50%, 6/20/2038	344	384

Series 2008-58, Class PE, 5.50%, 7/16/2038	948	1,078

Series 2008-62, Class SA, IF, IO, 6.04%, 7/20/2038 (h)	3	—	(j)

Series 2008-76, Class US, IF, IO, 5.79%, 9/20/2038 (h)	77	13

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	255

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2011-97, Class WA, 6.11%, 11/20/2038 (h)	884		1,036

Series 2008-95, Class DS, IF, IO, 7.19%, 12/20/2038 (h)	72		12

Series 2009-14, Class AG, 4.50%, 3/20/2039	123		136

Series 2009-72, Class SM, IF, IO, 6.14%, 8/16/2039 (h)	175		28

Series 2009-61, Class AP, 4.00%, 8/20/2039	15		16

Series 2010-130, Class BD, 4.00%, 12/20/2039	299		322

Series 2010-157, Class OP, PO, 12/20/2040	133		122

Series 2014-H11, Class VA, 0.64%, 6/20/2064 (h)	1,392		1,397

Series 2015-H20, Class FA, 0.61%, 8/20/2065 (h)	1,939		1,943

Series 2015-H26, Class FG, 0.66%, 10/20/2065 (h)	1,394		1,399

GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	101		105

JPMorgan Mortgage Trust

Series 2006-A2, Class 5A3, 2.54%, 11/25/2033 (h)	199		208

Series 2007-A1, Class 5A5, 2.58%, 7/25/2035 (h)	41		42

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 3.00%, 4/21/2034 (h)	55		56

MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	38		38

Merrill Lynch Mortgage Investors Trust

Series 2003-F, Class A1, 0.76%, 10/25/2028 (h)	82		82

Series 2004-B, Class A1, 0.62%, 5/25/2029 (h)	137		137

Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.62%, 4/25/2034 (h)	30		32

PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	8		8

RALI Trust Series 2004-QS3, Class CB, 5.00%, 3/25/2019	—	(j)	—	(j)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Seasoned Credit Risk Transfer Trust

Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	543	598

Series 2020-1, Class M55G, 3.00%, 8/25/2059	5,037	5,349

Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	638	675

Sequoia Mortgage Trust Series 2004-11, Class A1, 0.71%, 12/20/2034 (h)	267	273

Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 0.81%, 1/19/2034 (h)	117	116

Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 1.87%, 12/25/2044 (h)	148	152

Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	515	585

VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 3/27/2051 (a) (f)	1,265	1,264

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (f)	1,748	1,747

WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 2.78%, 10/25/2033 (h)	89	91

Total Collateralized Mortgage Obligations (Cost $90,501)		94,413

U.S. Government Agency Securities — 1.1%

FNMA 0.50%, 6/17/2025 (Cost $15,033)	15,000	14,942

Foreign Government Securities — 0.3%

Republic of Colombia (Colombia)

3.00%, 1/30/2030	900	892

7.38%, 9/18/2037	300	398

Republic of Panama (Panama)

4.00%, 9/22/2024	347	377

3.16%, 1/23/2030	400	415

United Mexican States (Mexico)

4.00%, 10/2/2023	694	754

3.60%, 1/30/2025	1,076	1,180

4.13%, 1/21/2026	332	371

2.66%, 5/24/2031	246	235

Total Foreign Government Securities (Cost $4,353)		4,622

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	SHARES ($000)	VALUE ($000)
Short-Term Investments — 5.7%

Investment Companies — 5.7%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (k) (l) (Cost $79,333)	79,312	79,351

Total Investments — 103.5% (Cost $1,405,346)		1,449,161
Liabilities in Excess of Other Assets — (3.5)%		(48,722)

NET ASSETS — 100.0%		1,400,439

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2021.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2021.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Amount rounds to less than one thousand.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of February 28, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	257

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

Futures contracts outstanding as of February 28, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	1,569	06/2021	USD	194,948	(682)

Short Contracts
U.S. Treasury 2 Year Note	(458)	06/2021	USD	(101,157)	(7)
U.S. Treasury 10 Year Ultra Note	(50)	06/2021	USD	(7,408)	29

					22

					(660)

Abbreviations

USD	United States Dollar

Centrally Cleared Inflation-linked swap contracts outstanding as of February 28, 2021 (amounts in thousands):
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	1.79% at termination	Receive	11/4/2025	USD	35,985	—	1,130	1,130
CPI-U at termination	1.78% at termination	Receive	11/23/2025	USD	126,187	—	4,013	4,013
CPI-U at termination	1.80% at termination	Receive	11/5/2025	USD	48,693	—	1,484	1,484
CPI-U at termination	1.82% at termination	Receive	11/13/2025	USD	70,617	—	2,093	2,093
CPI-U at termination	1.84% at termination	Receive	11/13/2025	USD	31,661	—	905	905
CPI-U at termination	2.05% at termination	Receive	12/21/2025	USD	14,820	6	254	260
CPI-U at termination	2.27% at termination	Receive	2/3/2026	USD	80,179	—	459	459
CPI-U at termination	2.26% at termination	Receive	1/28/2026	USD	53,751	—	325	325
CPI-U at termination	2.27% at termination	Receive	1/11/2031	USD	9,364	—	41	41
CPI-U at termination	2.27% at termination	Receive	1/28/2026	USD	45,981	—	256	256
CPI-U at termination	2.29% at termination	Receive	3/2/2031	USD	6,406	—	—	—
CPI-U at termination	2.28% at termination	Receive	1/11/2031	USD	57,000	—	179	179
CPI-U at termination	2.29% at termination	Receive	1/14/2031	USD	7,286	—	14	14
CPI-U at termination	2.29% at termination	Receive	2/1/2026	USD	74,044	—	328	328
CPI-U at termination	2.29% at termination	Receive	2/4/2026	USD	18,410	—	77	77
CPI-U at termination	2.31% at termination	Receive	2/24/2026	USD	12,916	—	26	26
CPI-U at termination	2.31% at termination	Receive	2/26/2026	USD	70,008	23	110	133
CPI-U at termination	2.32% at termination	Receive	2/26/2026	USD	51,865	(9)	93	84

						20	11,787	11,807

CPI-U at termination	2.37% at termination	Receive	1/25/2031	USD	8,633	—	(55)	(55)

						20	11,732	11,752

Abbreviations

CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at February 28, 2021 was 1.70%

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — 33.4%

Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034 ‡ (a)	691	726

American Credit Acceptance Receivables Trust

Series 2020-2, Class A, 1.65%, 12/13/2023 (b)	1,741	1,751

Series 2020-1, Class B, 2.08%, 12/13/2023 (b)	3,133	3,156

American Express Credit Account Master Trust

Series 2019-1, Class A, 2.87%, 10/15/2024	4,265	4,386

Series 2018-5, Class A, 0.45%, 12/15/2025 (c)	10,000	10,049

AmeriCredit Automobile Receivables Trust

Series 2019-2, Class A3, 2.28%, 1/18/2024	8,866	8,966

Series 2020-1, Class A3, 1.11%, 8/19/2024	2,820	2,845

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 1.39%, 8/25/2033 ‡ (c)	143	143

Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 1.77%, 12/25/2032 ‡ (c)	1,644	1,656

AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3, Class M1A, 0.75%, 9/25/2028 ‡ (c)	58	59

AMSR Trust Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (b)	7,104	7,126

Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025 (b)	3,954	3,983

Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (b)	1,200	1,205

Avis Budget Rental Car Funding AESOP LLC

Series 2019-1A, Class A, 3.45%, 3/20/2023 (b)	1,429	1,465

Series 2019-3A, Class A, 2.36%, 3/20/2026 (b)	10,490	11,013

BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 5/15/2026	3,400	3,392

Bank of The West Auto Trust Series 2017-1, Class A3, 2.11%, 1/15/2023 (b)	266	267

Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 1.36%, 1/25/2035 ‡ (c)	849	850

Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 1.02%, 12/25/2033 ‡ (c)	526	515

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (b)	2,545	2,672

Business Jet Securities LLC

Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	2,328	2,377

Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	5,695	5,798

Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	3,181	3,237

BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (b)	2,044	2,170

CarMax Auto Owner Trust

Series 2020-3, Class A3, 0.62%, 3/17/2025	3,095	3,112

Series 2020-4, Class A3, 0.50%, 8/15/2025	2,710	2,718

CarNow Auto Receivables Trust Series 2020-1A, Class A, 1.76%, 2/15/2023 (b)	2,328	2,337

Carvana Auto Receivables Trust

Series 2019-2A, Class A3, 2.58%, 3/15/2023 (b)	2,275	2,282

Series 2019-3A, Class A3, 2.34%, 6/15/2023 (b)	3,715	3,731

Series 2019-3A, Class B, 2.51%, 4/15/2024 (b)	3,340	3,396

Series 2020-P1, Class A3, 0.44%, 6/9/2025	3,015	3,019

Series 2020-P1, Class A4, 0.61%, 10/8/2026	2,220	2,225

Centex Home Equity Loan Trust Series 2002-A, Class MV1, 0.97%, 1/25/2032 ‡ (c)	102	104

CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (b)	2,448	2,467

CIG Auto Receivables Trust Series 2019-1A, Class A, 3.33%, 8/15/2024 (b)	628	633

Citibank Credit Card Issuance Trust Series 2017-A7, Class A7, 0.49%, 8/8/2024 (c)	5,000	5,023

CNH Equipment Trust Series 2019-C, Class A3, 2.01%, 12/16/2024	4,200	4,291

CoreVest American Finance Trust

Series 2019-1, Class A, 3.32%, 3/15/2052 (b)	3,318	3,559

Series 2020-2, Class A, 3.38%, 5/15/2052 (b)	2,040	2,206

Series 2020-4, Class A, 1.17%, 12/15/2052 (b)	5,500	5,461

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	259

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Countrywide Asset-Backed Certificates

Series 2003-BC2, Class 2A1, 0.72%, 6/25/2033 (c)	254	246

Series 2003-BC5, Class M1, 1.17%, 9/25/2033 ‡ (c)	60	62

Series 2004-S1, Class M2, 5.58%, 2/25/2035 ‡ (a)	22	22

CPS Auto Receivables Trust

Series 2020-B, Class A, 1.15%, 7/17/2023 (b)	1,752	1,758

Series 2020-A, Class B, 2.36%, 2/15/2024 (b)	2,080	2,110

Series 2020-C, Class A, 0.63%, 3/15/2024 (b)	2,579	2,582

Series 2020-C, Class B, 1.01%, 1/15/2025 (b)	1,410	1,414

Series 2021-A, Class B, 0.61%, 2/18/2025 (b)	1,750	1,751

Credit Acceptance Auto Loan Trust

Series 2020-2A, Class A, 1.37%, 7/16/2029 (b)	2,760	2,799

Series 2020-3A, Class A, 1.24%, 10/15/2029 (b)	10,905	11,040

Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	5,580	5,571

CWHEQ Revolving Home Equity Loan Trust

Series 2005-E, Class 2A, 0.33%, 11/15/2035 ‡ (c)	107	103

Series 2005-M, Class A1, 0.35%, 2/15/2036 ‡ (c)	427	403

Diamond Resorts Owner Trust

Series 2018-1, Class A, 3.70%, 1/21/2031 (b)	844	888

Series 2019-1A, Class A, 2.89%, 2/20/2032 (b)	4,835	5,006

Discover Card Execution Note Trust

Series 2019-A2, Class A, 0.38%, 12/15/2023 (c)	4,097	4,099

Series 2019-A1, Class A1, 3.04%, 7/15/2024	3,160	3,238

Drive Auto Receivables Trust Series 2019-4, Class B, 2.23%, 1/16/2024	2,210	2,227

DT Auto Owner Trust

Series 2020-2A, Class A, 1.14%, 1/16/2024 (b)	2,344	2,354

Series 2020-3A, Class B, 0.91%, 12/16/2024 (b)	2,500	2,514

Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	1,300	1,300

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Exeter Automobile Receivables Trust

Series 2020-2A, Class A, 1.13%, 8/15/2023 (b)	1,517	1,521

Series 2019-4A, Class B, 2.30%, 12/15/2023 (b)	5,220	5,253

Series 2020-3A, Class B, 0.79%, 9/16/2024	2,865	2,875

Series 2019-1A, Class C, 3.82%, 12/16/2024 (b)	2,182	2,208

First Franklin Mortgage Loan Trust

Series 2002-FF1, Class M1, 1.17%, 4/25/2032 ‡ (c)	83	84

Series 2002-FF4, Class M1, 1.69%, 2/25/2033 ‡ (c)	578	474

Series 2003-FFH1, Class M2, 2.74%, 9/25/2033 ‡ (c)	248	251

Series 2004-FF8, Class M4, 1.72%, 10/25/2034 ‡ (c)	201	190

First Investors Auto Owner Trust

Series 2020-1A, Class A, 1.49%, 1/15/2025 (b)	2,860	2,879

Series 2021-1A, Class A, 0.45%, 3/16/2026 (b)	3,822	3,825

FirstKey Homes Trust Series 2020-SFR1, Class A, 1.34%, 9/17/2025 (b)	12,705	12,752

Flagship Credit Auto Trust

Series 2019-2, Class A, 2.83%, 10/16/2023 (b)	1,111	1,122

Series 2020-4, Class A, 0.53%, 4/15/2025 (b)	4,673	4,680

FORT CRE LLC Series 2018-1A, Class A1, 1.47%, 11/16/2035 (b) (c)	4,570	4,570

FREED ABS Trust

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (b)	1,666	1,680

Series 2021-1CP, Class A, 0.66%, 3/20/2028 (b)	1,170	1,171

Fremont Home Loan Trust Series 2005-C, Class M2, 0.85%, 7/25/2035 (c)	2,463	2,449

GLS Auto Receivables Issuer Trust Series 2019-1A, Class A, 3.37%, 1/17/2023 (b)	61	61

GLS Auto Receivables Trust Series 2018-2A, Class B, 3.71%, 3/15/2023 (b)	851	858

GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	1,990	2,019

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Goodgreen (Cayman Islands)

Series 2018-1A, Class A, 3.93%, 10/15/2053 (b) (c)	3,436	3,703

Series 2019-1A, Class A, 3.86%, 10/15/2054 (b)	2,540	2,692

Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	2,113	2,220

GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 0.29%, 9/15/2030 ‡ (c)	18	18

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	1,595	1,658

Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (b)	522	523

Hertz Vehicle Financing II LP Series 2017-2A, Class A, 3.29%, 10/25/2023 (b)	474	477

Hertz Vehicle Financing LLC Series 2018-2A, Class A, 3.65%, 6/27/2022 (b)	755	759

Hilton Grand Vacations Trust

Series 2018-AA, Class A, 3.54%, 2/25/2032 (b)	992	1,048

Series 2020-AA, Class A, 2.74%, 2/25/2039 (b)	1,867	1,946

Hyundai Auto Lease Securitization Trust Series 2021-A, Class B, 0.61%, 10/15/2025 (b)	1,475	1,473

Lakeview CDO LLC 1.87%, 11/10/2032 ‡ (c)	2,022	2,022

Lehman Home Equity Loan Trust Series 1998-1, Class A1, 7.00%, 5/25/2028 ‡	3	1

Lendmark Funding Trust

Series 2019-1A, Class A, 3.00%, 12/20/2027 (b)	8,400	8,651

Series 2019-2A, Class A, 2.78%, 4/20/2028 (b)	6,003	6,184

Mariner Finance Issuance Trust Series 2020-AA, Class A, 2.19%, 8/21/2034 (b)	2,610	2,657

Marlette Funding Trust

Series 2019-1A, Class A, 3.44%, 4/16/2029 (b)	444	447

Series 2019-2A, Class A, 3.13%, 7/16/2029 (b)	501	505

Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4, 3.25%, 10/15/2024	840	847

Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (b) (c)	1,210	1,257

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC4, Class M5, 1.09%, 4/25/2035 ‡ (c)	2,858	2,901

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Century Home Equity Loan Trust Series 2003-5, Class AII, 0.92%, 11/25/2033 ‡ (c)	177	164

New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053 (b)	9,535	9,568

Nissan Auto Lease Trust Series 2018-A, Class A4, 3.35%, 9/15/2023	834	835

OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (b)	1,585	1,598

OneMain Financial Issuance Trust Series 2020-1A, Class A, 3.84%, 5/14/2032 (b)	4,650	4,899

Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (b)	2,503	2,542

Pretium Mortgage Credit Partners I LLC Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (a) (b)	5,303	5,356

Progress Residential Series 2021-SFR1, Class A, 1.05%, 4/17/2038 (b)	3,030	2,984

Progress Residential Trust

Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (b)	9,000	8,997

Series 2017-SFR1, Class A, 2.77%, 8/17/2034 (b)	994	1,003

Series 2018-SFR1, Class A, 3.26%, 3/17/2035 (b)	2,792	2,798

Series 2019-SFR1, Class A, 3.42%, 8/17/2035 (b)	9,491	9,744

Series 2018-SFR2, Class A, 3.71%, 8/17/2035 ‡ (b)	5,525	5,592

Series 2018-SFR3, Class A, 3.88%, 10/17/2035 (b)	4,991	5,061

Series 2019-SFR2, Class A, 3.15%, 5/17/2036 (b)	6,939	7,130

Series 2019-SFR4, Class A, 2.69%, 10/17/2036 (b)	8,500	8,722

Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (b)	5,055	5,185

RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 ‡ (a)	523	459

Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	2,750	2,745

Santander Drive Auto Receivables Trust Series 2020-3, Class B, 0.69%, 3/17/2025	3,265	3,278

Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022 (b)	5,848	5,910

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	261

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Asset-Backed Securities — continued

Sierra Timeshare Receivables Funding LLC

Series 2019-2A, Class A, 2.59%, 5/20/2036 (b)	1,300	1,340

Series 2020-2A, Class A, 1.33%, 7/20/2037 (b)	1,942	1,954

SoFi Consumer Loan Program LLC

Series 2016-1, Class A, 3.26%, 8/25/2025 (b)	226	226

Series 2017-3, Class A, 2.77%, 5/25/2026 (b)	6	6

Series 2017-4, Class A, 2.50%, 5/26/2026 (b)	41	41

Series 2017-5, Class A2, 2.78%, 9/25/2026 (b)	611	615

SoFi Consumer Loan Program Trust

Series 2018-3, Class A2, 3.67%, 8/25/2027 (b)	799	803

Series 2019-1, Class A, 3.24%, 2/25/2028 (b)	201	202

SoFi Professional Loan Program LLC

Series 2016-B, Class A1, 1.32%, 6/25/2033 (b) (c)	322	325

Series 2015-C, Class A1, 1.17%, 8/27/2035 (b) (c)	226	226

Series 2017-E, Class A1, 0.62%, 11/26/2040 (b) (c)	237	237

SoFi Professional Loan Program Trust Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (b)	3,596	3,727

Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 0.82%, 4/25/2033 ‡ (c)	38	38

Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	5,800	5,953

Synchrony Credit Card Master Note Trust Series 2017-2, Class A, 2.62%, 10/15/2025	3,077	3,185

Tesla Auto Lease Trust

Series 2018-B, Class A, 3.71%, 8/20/2021 (b)	896	901

Series 2019-A, Class A2, 2.13%, 4/20/2022 (b)	4,563	4,600

Series 2020-A, Class A3, 0.68%, 12/20/2023 (b)	3,835	3,862

Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 ‡ (b) (c)	5,179	5,425

Toyota Auto Receivables Owner Trust Series 2020-C, Class A4, 0.57%, 10/15/2025	5,300	5,316

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (b)	6,000	6,033

Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (b)	3,293	3,437

USASF Receivables LLC Series 2020-1A, Class A, 2.47%, 2/15/2023 (b)	1,994	2,013

VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (a) (b)	2,231	2,232

Vericrest Opportunity Loan Trust

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (b)	4,830	4,846

Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050 ‡ (a) (b)	5,299	5,327

Verizon Owner Trust

Series 2018-A, Class A1A, 3.23%, 4/20/2023	1,409	1,426

Series 2019-B, Class A1A, 2.33%, 12/20/2023	9,000	9,159

Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023 (b)	1,820	1,827

Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	3,515	3,521

Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A2A, 0.93%, 12/20/2022	1,347	1,350

VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/27/2049 ‡ (a) (b)	2,225	2,233

VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (b)	3,462	3,475

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (b)	4,911	4,928

VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, 2.98%, 3/25/2050 ‡ (a) (b)	5,139	5,154

VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050 ‡ (a) (b)	8,344	8,376

Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (b)	3,014	3,082

Westlake Automobile Receivables Trust

Series 2020-2A, Class A2A, 0.93%, 2/15/2024 (b)	7,469	7,494

Series 2020-3A, Class A2, 0.56%, 5/15/2024 (b)	3,000	3,004

Series 2020-2A, Class B, 1.32%, 7/15/2025 (b)	1,625	1,645

World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	8,158	8,300

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Asset-Backed Securities — continued

World Omni Select Auto Trust Series 2020-A, Class B, 0.84%, 6/15/2026	4,750		4,756

Total Asset-Backed Securities (Cost $491,210)			497,939

Collateralized Mortgage Obligations — 30.5%

Alternative Loan Trust

Series 2004-J4, Class 1A6, 4.90%, 6/25/2034 (a)	2		2

Series 2004-33, Class 3A3, 2.90%, 12/25/2034 (c)	193		205

Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (b)	819		820

Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	137		136

Banc of America Mortgage Trust

Series 2004-D, Class 2A2, 3.78%, 5/25/2034 (c)	155		159

Series 2005-A, Class 3A1, 2.37%, 2/25/2035 (c)	14		14

Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 1.12%, 11/25/2034 ‡ (c)	196		42

Connecticut Avenue Securities Trust Series 2020-R01, Class 1M1, 0.92%, 1/25/2040 ‡ (b) (c)	1,028		1,028

Credit Suisse First Boston Mortgage Securities Corp.

Series 2005-5, Class 1A1, 5.00%, 7/25/2020	8		8

Series 2004-5, Class 4A1, 6.00%, 9/25/2034	349		364

CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 2.81%, 10/25/2033 (c)	389		419

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.95%, 2/25/2020 (c)	61		60

FHLMC — GNMA Series 1, Class S, IF, IO, 8.83%, 10/25/2022 (c)	—	(d)	—

FHLMC Employees Pension Plan 0.12%, 10/25/2032 (c)	8,429		8,353

FHLMC STACR REMIC Trust

Series 2020-DNA6, Class M1, 0.94%, 12/25/2050 (b) (c)	5,000		5,007

Series 2021-DNA1, Class M1, 0.69%, 1/25/2051 (b) (c)	3,460		3,460

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FHLMC, REMIC

Series 3952, Class MA, 3.00%, 11/15/2021	74		74

Series 1343, Class LA, 8.00%, 8/15/2022	1		1

Series 1370, Class JA, 1.26%, 9/15/2022 (c)	1		1

Series 1379, Class W, 0.75%, 10/15/2022 (c)	1		1

Series 1508, Class KA, 1.07%, 5/15/2023 (c)	—	(d)	—	(d)

Series 1689, Class M, PO, 3/15/2024	29		29

Series 2033, Class PR, PO, 3/15/2024	16		16

Series 1771, Class PK, 8.00%, 2/15/2025	22		24

Series 1981, Class Z, 6.00%, 5/15/2027	7		7

Series 1974, Class ZA, 7.00%, 7/15/2027	39		44

Series 2338, Class FN, 0.61%, 8/15/2028 (c)	14		14

Series 3737, Class DG, 5.00%, 10/15/2030	397		424

Series 2477, Class FZ, 0.66%, 6/15/2031 (c)	6		6

Series 2416, Class SA, IF, 15.38%, 2/15/2032 (c)	29		38

Series 2416, Class SH, IF, 15.79%, 2/17/2032 (c)	12		14

Series 4120, Class KI, IO, 3.00%, 10/15/2032	1,609		131

Series 5000, Class CB, 1.25%, 1/25/2035	8,577		8,764

Series 3300, Class FA, 0.41%, 8/15/2035 (c)	194		194

Series 3085, Class VS, HB, IF, 28.27%, 12/15/2035 (c)	177		291

Series 4867, Class WF, 0.54%, 4/15/2037 (c)	16,717		16,877

Series 4350, Class AF, 0.49%, 12/15/2037 (c)	3,817		3,794

Series 4350, Class FK, 0.49%, 6/15/2038 (c)	3,978		3,963

Series 4515, Class FA, 0.51%, 8/15/2038 (c)	2,273		2,286

Series 4350, Class KF, 0.49%, 1/15/2039 (c)	748		742

Series 4448, Class TF, 0.46%, 5/15/2040 (c)	4,689		4,667

Series 4480, Class FM, 0.49%, 6/15/2040 (c)	4,641		4,647

Series 3860, Class FP, 0.51%, 6/15/2040 (c)	902		904

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	263

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Collateralized Mortgage Obligations — continued

Series 4457, Class KF, 0.49%, 10/15/2040 (c)	7,277	7,292

Series 4363, Class FA, 0.51%, 9/15/2041 (c)	3,291	3,280

Series 4413, Class WF, 0.49%, 10/15/2041 (c)	3,289	3,272

Series 4559, Class AF, 0.64%, 3/15/2042 (c)	2,121	2,150

Series 4074, Class FE, 0.51%, 7/15/2042 (c)	2,711	2,663

Series 4150, Class F, 0.48%, 1/15/2043 (c)	6,164	6,202

Series 4161, Class YF, 0.48%, 2/15/2043 (c)	4,487	4,515

Series 4281, Class FB, 0.66%, 12/15/2043 (c)	4,214	4,267

Series 4606, Class FL, 0.61%, 12/15/2044 (c)	6,668	6,731

Series 4594, Class GN, 2.50%, 2/15/2045	2,948	3,086

Series 5072, Class QC, 1.00%, 10/25/2050	6,957	6,948

FHLMC, STRIPS

Series 343, Class F4, 0.49%, 10/15/2037 (c)	4,327	4,352

Series 328, Class S4, IF, IO, 2.38%, 2/15/2038 (c)	6,604	385

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-51, Class 1A, PO, 9/25/2042	46	40

Series T-54, Class 4A, 3.68%, 2/25/2043 (c)	1,387	1,494

First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 3.14%, 12/25/2034 (c)	153	156

Flagstar Mortgage Trust

Series 2018-5, Class A2, 4.00%, 9/25/2048 (b) (c)	772	785

Series 2019-2, Class A2, 3.50%, 12/25/2049 (b) (c)	4,521	4,659

FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 3.41%, 2/25/2044 (c)	231	242

FNMA, Grantor Trust, Whole Loan

Series 2002-T6, Class A4, 4.15%, 3/25/2041 (c)	637	683

Series 2001-T8, Class A1, 7.50%, 7/25/2041	199	238

FNMA, REMIC

Series 1991-142, Class PL, 8.00%, 10/25/2021	2	2

Series 1991-156, Class F, 1.42%, 11/25/2021 (c)	4	4

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1992-112, Class GB, 7.00%, 7/25/2022	10		10

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(d)	—	(d)

Series 1992-154, Class SA, IF, IO, 5.40%, 8/25/2022 (c)	—	(d)	—	(d)

Series 1992-200, Class FK, 1.76%, 11/25/2022 (c)	5		5

Series 1993-27, Class S, IF, 9.57%, 2/25/2023 (c)	6		6

Series 1993-146, Class E, PO, 5/25/2023	13		13

Series 1993-110, Class H, 6.50%, 5/25/2023	13		14

Series 1993-119, Class H, 6.50%, 7/25/2023	1		1

Series 1993-165, Class FH, 1.27%, 9/25/2023 (c)	7		7

Series 1993-179, Class FM, 1.71%, 10/25/2023 (c)	36		36

Series G94-9, Class PJ, 6.50%, 8/17/2024	116		123

Series 2012-114, Class VE, 3.50%, 10/25/2025	2,194		2,219

Series 2013-26, Class AV, 3.50%, 4/25/2026	2,531		2,643

Series 1997-74, Class E, 7.50%, 10/20/2027	14		16

Series 2001-9, Class F, 0.36%, 2/17/2031 (c)	5		5

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	36		5

Series 2003-21, Class FK, 0.52%, 3/25/2033 (c)	11		11

Series 2013-43, Class YH, 2.50%, 5/25/2033	1,341		1,409

Series 2004-17, Class BF, 0.47%, 1/25/2034 (c)	269		269

Series 2006-3, Class SB, IF, IO, 6.58%, 7/25/2035 (c)	342		33

Series 2006-16, Class HZ, 5.50%, 3/25/2036	258		297

Series 2006-124, Class FC, 0.47%, 1/25/2037 (c)	1,004		1,014

Series 2014-23, Class FA, 0.44%, 10/25/2039 (c)	17,235		17,240

Series 2012-38, Class PA, 2.00%, 9/25/2041	1,566		1,611

Series 2013-54, Class HF, 0.32%, 10/25/2041 (c)	2,091		2,090

Series 2012-93, Class ME, 2.50%, 1/25/2042	2,322		2,428

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Collateralized Mortgage Obligations — continued

Series 2012-13, Class FA, 0.70%, 2/25/2042 (c)	8,999	9,095

Series 2012-31, Class FB, 0.67%, 4/25/2042 (c)	8,622	8,706

Series 2013-23, Class KJ, 2.25%, 5/25/2042	2,714	2,814

Series 2012-119, Class FB, 0.47%, 11/25/2042 (c)	5,332	5,360

Series 2012-139, Class JA, 3.50%, 12/25/2042	3,318	3,631

Series 2013-6, Class FL, 0.52%, 2/25/2043 (c)	1,155	1,163

Series 2014-49, Class AF, 0.46%, 8/25/2044 (c)	207	207

Series 2015-42, Class BF, 0.45%, 6/25/2045 (c)	5,189	5,171

Series 2016-25, Class LA, 3.00%, 7/25/2045	11,535	12,235

Series 2016-33, Class JA, 3.00%, 7/25/2045	4,151	4,404

Series 2015-91, Class AF, 0.51%, 12/25/2045 (c)	4,773	4,773

Series 2016-58, Class SA, IO, 1.88%, 8/25/2046 (c)	17,928	858

Series 2017-108, Class PA, 3.00%, 6/25/2047	3,130	3,295

Series 2017-104, Class LA, 3.00%, 11/25/2047	2,360	2,520

Series 2019-38, Class PC, 3.00%, 2/25/2048	4,779	5,061

Series 2019-77, Class FP, 0.67%, 1/25/2050 (c)	15,950	16,112

Series 2014-66, Class WF, 0.49%, 10/25/2054 (c)	2,232	2,238

FNMA, REMIC Trust, Whole Loan

Series 2003-W4, Class 5A, 3.65%, 10/25/2042 (c)	615	643

Series 2003-W15, Class 3A, 3.91%, 12/25/2042 (c)	689	776

Series 2003-W1, Class 2A, 5.64%, 12/25/2042 (c)	158	176

Series 2009-W1, Class A, 6.00%, 12/25/2049	297	343

Freedom Series 2021-SAVF 1, 0.00%, 6/25/2021 ‡	5,000	5,000

GNMA

Series 2011-158, Class EB, 4.00%, 12/20/2026	2,358	2,584

Series 2010-166, Class GP, 3.00%, 4/20/2039	1,215	1,244

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-61, Class FM, 0.51%, 5/16/2042 (c)	4,461	4,505

Series 2012-H21, Class FA, 0.64%, 7/20/2062 (c)	2,001	2,006

Series 2012-H29, Class FA, 0.66%, 10/20/2062 (c)	3,076	3,083

Series 2013-H16, Class FA, 0.68%, 7/20/2063 (c)	8,907	8,930

Series 2014-H07, Class FC, 0.74%, 5/20/2064 (c)	12,383	12,468

Series 2014-H11, Class JA, 0.64%, 6/20/2064 (c)	3,500	3,511

Series 2014-H17, Class FM, 0.63%, 8/20/2064 (c)	9,913	9,938

Series 2015-H03, Class FD, 0.78%, 1/20/2065 (c)	5,802	5,846

Series 2015-H04, Class FL, 0.61%, 2/20/2065 (c)	10,344	10,365

Series 2015-H12, Class FJ, 0.57%, 5/20/2065 (c)	11,222	11,229

Series 2015-H14, Class FB, 0.57%, 5/20/2065 (c)	15,171	15,180

Series 2015-H12, Class FA, 0.62%, 5/20/2065 (c)	6,741	6,699

Series 2015-H15, Class FB, 0.74%, 6/20/2065 (c)	9,699	9,760

Series 2015-H19, Class FN, 0.58%, 7/20/2065 (c)	11,158	11,171

Series 2015-H23, Class TA, 0.61%, 9/20/2065 (c)	13,564	13,596

GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	416	439

GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	131	136

Impac CMB Trust

Series 2004-3, Class 3A, 0.76%, 3/25/2034 (c)	3	3

Series 2004-6, Class 1A2, 0.90%, 10/25/2034 (c)	81	82

Series 2005-5, Class A1, 0.76%, 8/25/2035 (c)	574	586

IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.24%, 3/25/2037 (c)	320	310

JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 2.27%, 10/25/2033 (c)	50	51

LHOME Mortgage Trust Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (b)	2,500	2,518

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	265

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Collateralized Mortgage Obligations — continued

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 3.00%, 4/21/2034 (c)	98	99

Series 2004-13, Class 3A7B, 2.08%, 11/21/2034 (c)	329	335

MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 0.52%, 2/25/2033 (c)	56	51

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates

Series 2002-TBC1, Class B1, 1.11%, 9/15/2030 ‡ (c)	45	45

Series 2002-TBC1, Class B2, 1.51%, 9/15/2030 ‡ (c)	20	20

Series 2001-TBC1, Class B1, 0.99%, 11/15/2031 ‡ (c)	134	134

Merrill Lynch Mortgage Investors Trust

Series 2004-D, Class A1, 0.78%, 9/25/2029 (c)	203	204

Series 2004-1, Class 2A3, 2.25%, 12/25/2034 (c)	132	134

Metlife Securitization Trust Series 2018-1A, Class A, 3.75%, 3/25/2057 (b) (c)	3,389	3,576

Morgan Stanley Dean Witter Capital I, Inc. Trust

Series 2003-HYB1, Class A4, 1.64%, 3/25/2033 (c)	102	104

Series 2003-HYB1, Class B1, 1.64%, 3/25/2033 ‡ (c)	88	63

Morgan Stanley Mortgage Loan Trust

Series 2004-3, Class 4A, 5.62%, 4/25/2034 (c)	995	1,067

Series 2004-5AR, Class 3A3, 2.50%, 7/25/2034 (c)	131	138

Series 2004-5AR, Class 3A5, 2.50%, 7/25/2034 (c)	739	777

Series 2004-11AR, Class 1A2A, 0.43%, 1/25/2035 (c)	284	311

MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 0.96%, 8/15/2032 ‡ (c)	73	70

NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 0.57%, 2/25/2035 (b) (c)	767	661

New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 0.87%, 1/25/2048 (b) (c)	2,669	2,676

Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (a)	196	203

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Prime Mortgage Trust Series 2005-2, Class 2A1, 6.37%, 10/25/2032 (c)	264	272

PRPM LLC

Series 2020-2, Class A1, 3.67%, 8/25/2025 (a) (b)	7,299	7,387

Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (b)	3,588	3,600

RALI Trust Series 2003-QS16, Class A1, 5.00%, 8/25/2018	10	4

RFMSI Trust

Series 2005-SA2, Class 2A2, 3.47%, 6/25/2035 (c)	717	722

Series 2006-SA4, Class 2A1, 4.74%, 11/25/2036 (c)	301	294

Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	10,912	11,590

Sequoia Mortgage Trust

Series 11, Class A, 1.01%, 12/20/2032 (c)	14	14

Series 2003-3, Class A2, 0.96%, 7/20/2033 (c)	89	89

Series 2004-11, Class A2, 0.90%, 12/20/2034 (c)	583	590

Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 0.81%, 3/19/2034 (c)	48	48

Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 0.86%, 7/19/2032 (c)	342	294

Structured Asset Securities Corp. Mortgage Pass-Through Certificates

Series 2003-24A, Class 2A, 2.39%, 7/25/2033 (c)	670	690

Series 2003-40A, Class 4A, 2.25%, 1/25/2034 (c)	263	262

Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 2.53%, 12/25/2044 (c)	1,782	1,768

Vericrest Opportunity Loan Transferee Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (b)	5,000	5,000

VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (b)	2,081	2,083

VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 3/27/2051 (a) (b)	7,600	7,596

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (b)	6,440	6,438

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Collateralized Mortgage Obligations — continued

WaMu Mortgage Pass-Through Certificates Trust

Series 2004-AR3, Class A1, 3.62%, 6/25/2034 (c)	422	435

Series 2004-AR11, Class A, 2.81%, 10/25/2034 (c)	254	262

Total Collateralized Mortgage Obligations (Cost $448,886)		453,908

Corporate Bonds — 14.4%

Automobiles—0.2%

Hyundai Capital America 1.30%, 1/8/2026 (b)	2,960	2,919

Banks — 4.8%

Banco Santander SA (Spain) 2.75%, 5/28/2025	2,000	2,119

Bank of America Corp. (ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e)	1,724	1,802

BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027 (b) (e)	6,470	6,409

Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.66%), 0.88%, 9/13/2023 (e)	3,000	3,037

Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.07%), 1.30%, 12/8/2021 (e)	4,000	4,027

Cooperatieve Rabobank UA (Netherlands) (SOFR + 0.30%), 0.39%, 1/12/2024 (e)	10,000	10,010

HSBC USA, Inc. 9.30%, 6/1/2021	2,000	2,044

Mitsubishi UFJ Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 1.06%), 1.28%, 9/13/2021 (e)	2,539	2,552

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.14%), 1.36%, 9/13/2021 (e)	3,000	3,018

(ICE LIBOR USD 3 Month + 0.94%), 1.13%, 2/28/2022 (e)	4,000	4,034

Sumitomo Mitsui Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.97%), 1.19%, 1/11/2022 (e)	3,000	3,023

0.95%, 1/12/2026	2,900	2,858

Toronto-Dominion Bank (The) (Canada) 0.25%, 1/6/2023	10,000	9,992

Truist Financial Corp. 1.20%, 8/5/2025	4,000	4,046

Wells Fargo & Co. (ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (e)	6,400	6,655

Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.66%), 0.89%, 9/9/2022 (e)	6,000	6,017

		71,643

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — 0.6%

AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.65%), 0.83%, 11/21/2022 (e)	8,500	8,566

Capital Markets — 0.9%

Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (e)	1,000	1,030

Morgan Stanley

2.50%, 4/21/2021	2,925	2,935

(SOFR + 0.46%), 0.53%, 1/25/2024 (e)	10,000	10,005

		13,970

Chemicals — 0.2%

Mosaic Co. (The) 3.25%, 11/15/2022	2,559	2,670

Consumer Finance — 2.2%

American Honda Finance Corp.

(ICE LIBOR USD 3 Month + 0.61%), 0.84%, 9/9/2021 (e)	3,000	3,009

(ICE LIBOR USD 3 Month + 0.28%), 0.50%, 1/12/2024 (e)	10,000	10,011

Caterpillar Financial Services Corp. 0.95%, 5/13/2022	7,000	7,056

General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 1.55%), 1.78%, 1/14/2022 (e)	4,000	4,046

Toyota Motor Credit Corp.

(ICE LIBOR USD 3 Month + 0.69%), 0.91%, 1/11/2022 (e)	4,000	4,023

(SOFR + 0.33%), 0.42%, 1/11/2024 (e)	5,000	5,005

		33,150

Diversified Telecommunication Services — 0.3%

AT&T, Inc. 1.65%, 2/1/2028	4,335	4,260

Electric Utilities — 0.6%

Pacific Gas and Electric Co.

(ICE LIBOR USD 3 Month + 1.38%), 1.57%, 11/15/2021 (e)	3,250	3,258

1.75%, 6/16/2022	5,850	5,866

		9,124

Health Care Providers & Services — 0.2%

CVS Health Corp. (ICE LIBOR USD 3 Month + 0.72%), 0.95%, 3/9/2021 (e)	3,500	3,500

Independent Power and Renewable Electricity Producers — 0.1%

Southern Power Co. 0.90%, 1/15/2026	1,780	1,756

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	267

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — 2.5%

Athene Global Funding 0.95%, 1/8/2024 (b)	4,160	4,168

Metropolitan Life Global Funding I (SOFR + 0.32%), 0.35%, 1/7/2024 (b) (e)	10,000	10,016

New York Life Global Funding

2.00%, 4/13/2021 (b)	1,234	1,236

0.40%, 10/21/2023 (b)	8,000	8,012

Principal Life Global Funding II 0.88%, 1/12/2026 (b)	8,790	8,649

Protective Life Global Funding 1.17%, 7/15/2025 (b)	5,190	5,196

		37,277

IT Services — 0.3%

Western Union Co. (The) 3.60%, 3/15/2022	3,700	3,809

Multi-Utilities — 0.4%

Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.75%, 9/15/2023 (e)	6,000	6,013

Oil, Gas & Consumable Fuels — 0.5%

Phillips 66 Partners LP 2.45%, 12/15/2024	1,585	1,661

Valero Energy Corp. (ICE LIBOR USD 3 Month + 1.15%), 1.37%, 9/15/2023 (e)	6,000	6,025

		7,686

Specialty Retail — 0.3%

Home Depot, Inc. (The) 0.90%, 3/15/2028	3,915	3,790

Wireless Telecommunication Services — 0.3%

Vodafone Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.99%), 1.21%, 1/16/2024 (e)	3,600	3,663

Total Corporate Bonds (Cost $212,814)		213,796

Commercial Mortgage-Backed Securities — 9.0%

20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (b) (c)	3,291	3,292

ACRE Commercial Mortgage Ltd. (Cayman Islands) Series 2021-FL4, Class A, 0.94%, 12/18/2037 (b) (c)	3,170	3,170

BAMLL Commercial Mortgage Securities Trust

Series 2015-200P, Class A, 3.22%, 4/14/2033 (b)	3,500	3,781

Series 2018-DSNY, Class A, 0.96%, 9/15/2034 (b) (c)	6,000	5,998

Bayview Commercial Asset Trust

Series 2004-3, Class A2, 0.54%, 1/25/2035 (b) (c)	148	147

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-2A, Class M1, 0.55%, 8/25/2035 ‡ (b) (c)	126	120

Series 2005-2A, Class A2, 0.64%, 8/25/2035 (b) (c)	631	600

Series 2007-3, Class A2, 0.41%, 7/25/2037 (b) (c)	585	537

BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.04%, 4/15/2053	1,000	1,030

BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (b)	1,597	1,576

BHMS Series 2018-ATLS, Class A, 1.36%, 7/15/2035 (b) (c)	6,000	5,996

BPR Trust Series 2021-KEN, Class A, 1.40%, 2/15/2029 (b) (c)	2,115	2,115

BX Series 2021-MFM1, Class A, 0.81%, 1/15/2034 (b) (c)	4,000	4,019

BX Commercial Mortgage Trust Series 2018-IND, Class A, 0.86%, 11/15/2035 (b) (c)	1,307	1,307

BX Trust Series 2021-LBA, Class AJV, 0.91%, 2/15/2036 (b) (c)	6,500	6,502

BXMT Ltd. (Cayman Islands)

Series 2017-FL1, Class A, 0.98%, 6/15/2035 (b) (c)	1,219	1,220

Series 2020-FL3, Class A, 1.51%, 3/15/2037 (b) (c)	9,000	9,014

Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.24%, 2/10/2037 (b) (c)	12,200	12,416

FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 2.04%, 1/25/2051 (b) (c)	344	348

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KL3W, Class AFLW, 0.59%, 8/25/2025 (c)	10,000	10,057

Series K086, Class A1, 3.67%, 12/25/2028	1,759	1,959

Series Q007, Class APT2, 3.31%, 10/25/2047 (c)	2,831	3,016

Series Q013, Class APT1, 1.16%, 5/25/2050 (c)	6,158	6,210

FNMA ACES Series 2017-M15, Class ATS1, 2.99%, 11/25/2027	4,207	4,456

Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	5,000	5,326

KKR Industrial Portfolio Trust Series 2021-KDIP, Class A, 0.66%, 12/15/2037 (b) (c)	3,655	3,646

One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (b)	5,000	5,172

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Mortgage-Backed Securities — continued

One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 2/10/2032 (b)	5,000	5,178

ONE Mortgage Trust Series 2021-PARK, Class A, 0.95%, 3/15/2036 (b) (c)	7,000	6,976

PFP Ltd. (Cayman Islands) Series 2019-5, Class A, 1.08%, 4/14/2036 (b) (c)	1,231	1,230

UBS Commercial Mortgage Trust

Series 2018-C10, Class A1, 3.18%, 5/15/2051	3,700	3,795

Series 2018-C14, Class A2, 4.26%, 12/15/2051	6,346	6,859

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	1,155	1,165

Wells Fargo Commercial Mortgage Trust

Series 2021-SAVE, Class A, 1.30%, 2/15/2040 (b) (c)	3,770	3,777

Series 2020-C58, Class A1, 0.55%, 7/15/2053	1,534	1,532

Total Commercial Mortgage-Backed Securities (Cost $131,370)		133,542

Mortgage-Backed Securities — 5.6%

FHLMC

Pool # 645083, ARM, 2.09%, 12/1/2021 (c)	1	2

Pool # 846013, ARM, 2.73%, 6/1/2022 (c)	1	1

Pool # 611299, ARM, 3.19%, 1/1/2023 (c)	21	21

Pool # 845297, ARM, 2.37%, 2/1/2023 (c)	3	3

Pool # 846144, ARM, 2.63%, 6/1/2025 (c)	3	3

Pool # 785866, ARM, 2.32%, 12/1/2026 (c)	1	1

Pool # 755248, ARM, 2.56%, 12/1/2026 (c)	64	64

Pool # 611141, ARM, 2.71%, 1/1/2027 (c)	13	13

Pool # 788688, ARM, 2.74%, 8/1/2027 (c)	66	66

Pool # 788665, ARM, 2.53%, 11/1/2027 (c)	13	13

Pool # 846774, ARM, 2.69%, 12/1/2027 (c)	24	25

Pool # 788664, ARM, 2.66%, 7/1/2028 (c)	15	15

Pool # 786902, ARM, 2.41%, 10/1/2029 (c)	8	8

Pool # 846716, ARM, 2.63%, 12/1/2029 (c)	2	2

Pool # 645242, ARM, 3.38%, 1/1/2030 (c)	7	7

Pool # 846812, ARM, 2.73%, 4/1/2030 (c)	7	7

Pool # 611278, ARM, 3.05%, 7/1/2030 (c)	107	107

Pool # 847263, ARM, 2.69%, 4/1/2032 (c)	49	50

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FHLMC Gold Pools, 30 Year

Pool # C00387, 9.00%, 2/1/2025	2		3

Pool # C35263, 7.50%, 5/1/2028	2		2

Pool # G00981, 8.50%, 7/1/2028	6		7

FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	2,254		2,391

FHLMC UMBS, 30 Year

Pool # RA2459, 4.00%, 4/1/2050	11,861		12,801

Pool # RA2904, 3.00%, 6/1/2050	8,840		9,322

Pool # RA2970, 2.50%, 7/1/2050	9,206		9,577

FNMA

Pool # 124510, ARM, 2.32%, 11/1/2021 (c)	—	(d)	—	(d)

Pool # 241828, ARM, 2.37%, 11/1/2023 (c)	4		4

Pool # 276617, ARM, 2.23%, 4/1/2024 (c)	6		6

Pool # 323269, ARM, 2.89%, 1/1/2025 (c)	80		81

Pool # 326092, ARM, 2.23%, 7/1/2025 (c)	—	(d)	—	(d)

Pool # 313555, ARM, 2.47%, 6/1/2026 (c)	1		1

Pool # 423291, ARM, 2.63%, 8/1/2026 (c)	35		35

Pool # 70179, ARM, 3.50%, 7/1/2027 (c)	4		4

Pool # 535984, ARM, 3.68%, 12/1/2028 (c)	13		13

Pool # 576757, ARM, 2.54%, 3/1/2029 (c)	15		15

Pool # 323798, ARM, 2.30%, 5/1/2029 (c)	3		3

Pool # 540206, ARM, 2.40%, 5/1/2030 (c)	22		22

Pool # 594577, ARM, 4.58%, 11/1/2030 (c)	30		30

Pool # 124945, ARM, 2.44%, 1/1/2031 (c)	1		1

Pool # 555563, ARM, 2.34%, 5/1/2033 (c)	83		83

Pool # 725111, ARM, 2.43%, 9/1/2033 (c)	29		29

Pool # 788301, ARM, 2.51%, 2/1/2034 (c)	46		46

Pool # 545182, ARM, 2.69%, 3/1/2038 (c)	6		6

FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	694		739

FNMA UMBS, 20 Year

Pool # 254911, 5.00%, 10/1/2023	445		491

Pool # MA1338, 3.00%, 2/1/2033	1,603		1,699

Pool # MA1401, 3.00%, 4/1/2033	632		669

Pool # MA1490, 3.00%, 7/1/2033	2,061		2,183

FNMA UMBS, 30 Year

Pool # 50748, 7.50%, 6/1/2023	—	(d)	—	(d)

Pool # 331955, 7.50%, 11/1/2024	8		8

Pool # 567874, 7.50%, 10/1/2030	24		24

Pool # 995724, 6.00%, 4/1/2039	265		319

Pool # AD0588, 5.00%, 12/1/2039	1,224		1,426

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	269

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Mortgage-Backed Securities — continued

Pool # AD9721, 5.50%, 8/1/2040	438		493

Pool # BM3048, 4.00%, 10/1/2042	4,847		5,497

Pool # AS4592, 4.00%, 2/1/2045	6,581		7,432

Pool # BM5560, 4.00%, 1/1/2046	6,060		6,870

Pool # CA0411, 4.00%, 9/1/2047	5,657		6,417

Pool # CA2489, 4.50%, 10/1/2048	2,123		2,307

Pool # BP7345, 3.00%, 6/1/2050	9,851		10,384

FNMA, 30 Year

Pool # 595470, 7.00%, 3/1/2027	4		4

Pool # 421016, 8.00%, 11/1/2027	1		2

FNMA, Other

Pool # 570566, 12.00%, 11/1/2030	47		50

Pool # BK7908, 4.00%, 11/1/2048	1,686		1,807

GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	379		398

GNMA I, 30 Year

Pool # 378315, 7.00%, 6/15/2024	3		3

Pool # 780029, 9.00%, 11/15/2024	—	(d)	—	(d)

Pool # 781090, 9.50%, 7/15/2025	2		2

Pool # 412336, 8.00%, 10/15/2027	5		6

GNMA II, 30 Year

Pool # 314483, 7.40%, 2/20/2022	1		1

Pool # 314500, 7.40%, 3/20/2022	4		3

Pool # 334396, 7.25%, 8/20/2022	5		5

Pool # 1429, 7.50%, 10/20/2023	2		2

Pool # 2036, 8.00%, 7/20/2025	5		6

Pool # 2270, 8.00%, 8/20/2026	8		9

Total Mortgage-Backed Securities (Cost $81,593)			84,146

INVESTMENTS	SHARES (000)		VALUE ($000)

Short-Term Investments — 7.2%

Investment Companies — 7.2%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (f) (g) (Cost $107,401)	107,379		107,433

Total Investments—100.1% (Cost $1,473,274)			1,490,764
Liabilities in Excess of Other Assets — (0.1)%			(1,356)

Net Assets—100.0%			1,489,408

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2021.
CDO	Collateralized Debt Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.

(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	271

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — 57.3%

FHLMC

Pool # 645242, ARM, 3.38%, 1/1/2030 (a)	5		5

Pool # 781087, ARM, 2.36%, 12/1/2033 (a)	49		49

Pool # 1B1665, ARM, 3.65%, 4/1/2034 (a)	29		30

Pool # 782979, ARM, 2.37%, 1/1/2035 (a)	62		66

Pool # 1B2844, ARM, 3.03%, 3/1/2035 (a)	37		38

Pool # 1Q0007, ARM, 2.41%, 12/1/2035 (a)	33		33

Pool # 972200, ARM, 2.55%, 3/1/2036 (a)	59		60

Pool # 1J1380, ARM, 3.13%, 3/1/2036 (a)	37		39

Pool # 1H2618, ARM, 3.23%, 5/1/2036 (a)	39		42

Pool # 1G2557, ARM, 3.48%, 6/1/2036 (a)	102		108

Pool # 1A1085, ARM, 2.03%, 8/1/2036 (a)	51		53

Pool # 1Q0105, ARM, 2.60%, 9/1/2036 (a)	38		40

Pool # 1A1096, ARM, 1.99%, 10/1/2036 (a)	115		120

Pool # 1N0249, ARM, 2.00%, 10/1/2036 (a)	17		17

Pool # 1B7163, ARM, 2.57%, 10/1/2036 (a)	2		2

Pool # 1J1348, ARM, 2.74%, 10/1/2036 (a)	109		110

Pool # 1J1378, ARM, 2.01%, 11/1/2036 (a)	60		64

Pool # 1G2671, ARM, 2.07%, 11/1/2036 (a)	52		53

Pool # 1Q0737, ARM, 2.35%, 11/1/2036 (a)	67		68

Pool # 782760, ARM, 2.49%, 11/1/2036 (a)	119		126

Pool # 1G1386, ARM, 2.31%, 12/1/2036 (a)	23		24

Pool # 1J0282, ARM, 2.26%, 2/1/2037 (a)	41		42

Pool # 1J1516, ARM, 2.82%, 2/1/2037 (a)	21		23

Pool # 1G1555, ARM, 3.33%, 2/1/2037 (a)	25		27

Pool # 1J1543, ARM, 4.10%, 2/1/2037 (a)	6		5

Pool # 1Q0739, ARM, 2.21%, 3/1/2037 (a)	91		95

Pool # 1Q0697, ARM, 1.82%, 5/1/2037 (a)	56		59

Pool # 1B3485, ARM, 2.66%, 7/1/2037 (a)	14		14

Pool # 1G2229, ARM, 2.36%, 9/1/2037 (a)	23		24

Pool # 1K0134, ARM, 2.73%, 10/1/2037 (a)	6		6

Pool # 1Q0722, ARM, 3.09%, 4/1/2038 (a)	41		44

Pool # 1Q0789, ARM, 3.09%, 5/1/2038 (a)	13		13

FHLMC Gold Pools, 15 Year

Pool # G13073, 6.00%, 7/1/2021	—	(b)	—	(b)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # G13012, 6.00%, 3/1/2022	—	(b)	—	(b)

Pool # G12825, 6.50%, 3/1/2022	2		2

Pool # G12978, 5.50%, 12/1/2022	29		30

FHLMC Gold Pools, 20 Year

Pool # C91042, 5.50%, 5/1/2027	242		270

Pool # C91158, 6.50%, 1/1/2028	167		183

Pool # C91180, 5.50%, 3/1/2028	82		92

Pool # D98938, 4.00%, 2/1/2032	417		451

FHLMC Gold Pools, 30 Year

Pool # D53146, 6.50%, 5/1/2024	—	(b)	—	(b)

Pool # C18115, 6.00%, 11/1/2028	1		1

Pool # C00701, 6.50%, 1/1/2029	22		25

Pool # G03029, 6.00%, 10/1/2029	38		43

Pool # C68485, 7.00%, 7/1/2032	18		21

Pool # G01448, 7.00%, 8/1/2032	33		39

Pool # C75791, 5.50%, 1/1/2033	77		89

Pool # C01735, 4.00%, 10/1/2033	58		63

Pool # A13625, 5.50%, 10/1/2033	231		271

Pool # A16253, 6.00%, 11/1/2033	27		31

Pool # A16843, 6.00%, 12/1/2033	63		73

Pool # A24712, 6.50%, 7/1/2034	52		58

Pool # A28796, 6.50%, 11/1/2034	98		116

Pool # A46417, 7.00%, 4/1/2035	225		271

Pool # A46987, 5.50%, 7/1/2035	470		546

Pool # A80290, 5.00%, 11/1/2035	547		637

Pool # G05713, 6.50%, 12/1/2035	452		521

Pool # A54679, 6.50%, 6/1/2036	27		32

Pool # C02637, 7.00%, 10/1/2036	146		170

Pool # C02660, 6.50%, 11/1/2036	72		85

Pool # G04077, 6.50%, 3/1/2038	147		175

Pool # G05190, 7.50%, 9/1/2038	23		27

Pool # C03466, 5.50%, 3/1/2040	124		144

Pool # A93511, 5.00%, 8/1/2040	1,049		1,203

Pool # G06493, 4.50%, 5/1/2041	1,643		1,852

Pool # G60039, 3.00%, 4/1/2043	5,532		5,960

Pool # G60105, 5.00%, 6/1/2044	2,281		2,651

Pool # Q37784, 3.50%, 12/1/2045	1,410		1,523

Pool # Q39412, 3.50%, 3/1/2046	1,206		1,301

Pool # Q40797, 3.50%, 5/1/2046	2,023		2,173

Pool # Q40922, 3.50%, 6/1/2046	913		980

Pool # Q42079, 3.50%, 7/1/2046	1,537		1,644

Pool # V84637, 4.00%, 9/1/2048	1,176		1,265

Pool # Q61709, 4.50%, 2/1/2049	2,907		3,162

Pool # Q62088, 4.50%, 2/1/2049	933		1,046

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mortgage-Backed Securities — continued

FHLMC Gold Pools, Other

Pool # G20027, 10.00%, 10/1/2030	7	7

Pool # B90491, 7.50%, 1/1/2032	119	133

Pool # U80047, 4.00%, 9/1/2032	514	559

Pool # U80068, 3.50%, 10/1/2032	579	624

Pool # U80125, 3.50%, 1/1/2033	1,427	1,543

Pool # U80173, 3.50%, 1/1/2033	1,507	1,630

Pool # U80265, 3.50%, 4/1/2033	1,691	1,829

Pool # L10221, 6.00%, 1/1/2034	43	45

Pool # L10224, 6.00%, 12/1/2034	116	126

Pool # H00158, 6.00%, 4/1/2036	209	221

Pool # L10291, 6.50%, 11/1/2036	269	313

Pool # P51353, 6.50%, 11/1/2036	119	137

Pool # P50595, 6.50%, 12/1/2036	388	459

Pool # P51361, 6.50%, 12/1/2036	88	106

Pool # G20028, 7.50%, 12/1/2036	149	170

Pool # G80365, 6.50%, 10/17/2038	143	164

Pool # U90690, 3.50%, 6/1/2042	4,995	5,477

Pool # U90975, 4.00%, 6/1/2042	2,717	2,984

Pool # T65101, 4.00%, 10/1/2042	481	509

Pool # U90378, 4.00%, 11/1/2042	4,148	4,556

Pool # U90542, 4.00%, 12/1/2042	1,784	1,955

Pool # U91449, 4.00%, 5/1/2043	4,180	4,619

Pool # U99051, 3.50%, 6/1/2043	717	783

Pool # U99134, 4.00%, 1/1/2046	2,272	2,509

Pool # U69030, 4.50%, 1/1/2046	1,774	1,975

Pool # U69039, 4.00%, 2/1/2046	3,561	3,911

FHLMC UMBS, 20 Year

Pool # SC0104, 3.50%, 8/1/2035	6,916	7,497

Pool # ZT1675, 3.50%, 4/1/2037	3,757	4,072

FHLMC UMBS, 30 Year

Pool # RA1617, 3.50%, 8/1/2049	3,541	3,751

Pool # RA1611, 3.00%, 9/1/2049	4,745	4,976

Pool # RA1623, 4.00%, 9/1/2049	4,637	5,040

Pool # QA5403, 4.00%, 11/1/2049	1,173	1,293

Pool # QA5096, 4.00%, 12/1/2049	4,203	4,512

Pool # QA5982, 4.00%, 12/1/2049	1,059	1,167

Pool # RA2008, 4.00%, 1/1/2050	5,686	6,231

Pool # QA7351, 3.00%, 2/1/2050	548	577

Pool # RA2272, 3.50%, 2/1/2050	27,498	29,943

Pool # QA9332, 2.50%, 5/1/2050	8,005	8,308

Pool # QB0097, 4.00%, 5/1/2050	911	1,005

Pool # QB4045, 2.50%, 10/1/2050	6,565	6,829

Pool # RA4515, 4.00%, 2/1/2051	10,889	11,979

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA

Pool # 54844, ARM, 2.30%, 9/1/2027 (a)	3	3

Pool # 303532, ARM, 3.93%, 3/1/2029 (a)	7	7

Pool # 555258, ARM, 1.65%, 1/1/2033 (a)	62	62

Pool # 722421, ARM, 1.66%, 7/1/2033 (a)	15	15

Pool # 686040, ARM, 2.63%, 7/1/2033 (a)	86	87

Pool # 746299, ARM, 2.39%, 9/1/2033 (a)	55	58

Pool # 743546, ARM, 1.99%, 11/1/2033 (a)	139	140

Pool # 749923, ARM, 2.28%, 11/1/2033 (a)	2	2

Pool # 766610, ARM, 2.03%, 1/1/2034 (a)	41	42

Pool # 735648, ARM, 2.09%, 2/1/2034 (a)	47	47

Pool # 770377, ARM, 3.11%, 4/1/2034 (a)	43	43

Pool # 751531, ARM, 2.71%, 5/1/2034 (a)	56	57

Pool # 778908, ARM, 2.55%, 6/1/2034 (a)	38	38

Pool # 800422, ARM, 1.45%, 8/1/2034 (a)	247	248

Pool # 793062, ARM, 2.42%, 8/1/2034 (a)	48	48

Pool # 735332, ARM, 2.87%, 8/1/2034 (a)	65	67

Pool # 790964, ARM, 2.27%, 9/1/2034 (a)	15	15

Pool # 794797, ARM, 1.80%, 10/1/2034 (a)	47	49

Pool # 803594, ARM, 2.02%, 10/1/2034 (a)	32	32

Pool # 803599, ARM, 2.10%, 10/1/2034 (a)	68	69

Pool # 896463, ARM, 2.65%, 10/1/2034 (a)	116	124

Pool # 735740, ARM, 2.80%, 10/1/2034 (a)	67	68

Pool # 810896, ARM, 1.76%, 1/1/2035 (a)	443	460

Pool # 816594, ARM, 1.80%, 2/1/2035 (a)	17	17

Pool # 735539, ARM, 2.68%, 4/1/2035 (a)	180	191

Pool # 745862, ARM, 2.86%, 4/1/2035 (a)	90	91

Pool # 821378, ARM, 2.14%, 5/1/2035 (a)	66	67

Pool # 823660, ARM, 2.88%, 5/1/2035 (a)	46	47

Pool # 821179, ARM, 3.39%, 5/1/2035 (a)	15	15

Pool # 745766, ARM, 2.08%, 6/1/2035 (a)	43	43

Pool # 832801, ARM, 2.10%, 9/1/2035 (a)	47	48

Pool # 849251, ARM, 2.38%, 1/1/2036 (a)	50	54

Pool # 920843, ARM, 2.86%, 3/1/2036 (a)	719	770

Pool # 872825, ARM, 2.82%, 6/1/2036 (a)	93	99

Pool # 892868, ARM, 2.52%, 7/1/2036 (a)	44	45

Pool # 886558, ARM, 2.40%, 8/1/2036 (a)	35	37

Pool # 920547, ARM, 2.35%, 9/1/2036 (a)	130	135

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	273

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Mortgage-Backed Securities — continued

Pool # 894239, ARM, 2.38%, 10/1/2036 (a)	45		46

Pool # 900191, ARM, 2.61%, 10/1/2036 (a)	36		37

Pool # 902818, ARM, 2.32%, 11/1/2036 (a)	1		1

Pool # 902955, ARM, 2.23%, 12/1/2036 (a)	32		32

Pool # 905189, ARM, 2.37%, 12/1/2036 (a)	22		22

Pool # 995919, ARM, 2.45%, 7/1/2037 (a)	100		105

Pool # 938346, ARM, 2.56%, 7/1/2037 (a)	25		26

Pool # AD0085, ARM, 2.06%, 11/1/2037 (a)	56		58

Pool # AD0179, ARM, 2.46%, 12/1/2037 (a)	50		53

Pool # 966946, ARM, 2.16%, 1/1/2038 (a)	16		16

FNMA UMBS, 15 Year

Pool # AD0142, 6.00%, 8/1/2021	1		—	(b)

Pool # 888834, 6.50%, 4/1/2022	1		1

Pool # 995428, 5.50%, 11/1/2023	3		3

Pool # 995456, 6.50%, 2/1/2024	41		43

Pool # AD0133, 5.00%, 8/1/2024	39		41

Pool # AX7598, 3.00%, 1/1/2030	2,285		2,442

FNMA UMBS, 20 Year

Pool # 254002, 7.50%, 9/1/2021	—	(b)	—	(b)

Pool # 254305, 6.50%, 5/1/2022	10		11

Pool # 555791, 6.50%, 12/1/2022	10		11

Pool # 889889, 6.50%, 7/1/2024	9		10

Pool # 257055, 6.50%, 12/1/2027	73		83

Pool # AE0049, 6.00%, 9/1/2029	76		86

Pool # MA0602, 3.50%, 12/1/2030	848		907

Pool # AP3582, 3.50%, 8/1/2032	1,232		1,336

Pool # AB9830, 3.50%, 7/1/2033	6,966		7,530

Pool # AL6238, 4.00%, 1/1/2035	1,541		1,706

FNMA UMBS, 30 Year

Pool # 689977, 8.00%, 3/1/2027	23		26

Pool # 695533, 8.00%, 6/1/2027	12		13

Pool # 756020, 8.50%, 12/1/2027	11		11

Pool # 527285, 7.00%, 11/1/2028	6		7

Pool # 755973, 8.00%, 11/1/2028	79		90

Pool # 455759, 6.00%, 12/1/2028	12		14

Pool # 776702, 4.50%, 5/1/2029	13		14

Pool # 889020, 6.50%, 11/1/2029	95		107

Pool # 567036, 8.50%, 2/1/2030	26		27

Pool # 598559, 6.50%, 8/1/2031	29		35

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 613000, 7.00%, 11/1/2031	25	26

Pool # 610591, 7.00%, 1/1/2032	35	37

Pool # 788150, 6.00%, 3/1/2032	21	23

Pool # 649734, 7.00%, 6/1/2032	29	31

Pool # 668825, 7.00%, 8/1/2032	9	9

Pool # 682078, 5.50%, 11/1/2032	213	247

Pool # 668562, 6.00%, 12/1/2032	41	48

Pool # 675555, 6.00%, 12/1/2032	19	21

Pool # AL0045, 6.00%, 12/1/2032	205	243

Pool # 357363, 5.50%, 3/1/2033	318	370

Pool # 674349, 6.00%, 3/1/2033	16	18

Pool # 688625, 6.00%, 3/1/2033	27	31

Pool # 688655, 6.00%, 3/1/2033	12	13

Pool # 695584, 6.00%, 3/1/2033	7	8

Pool # 702901, 6.00%, 5/1/2033	189	227

Pool # 695403, 5.00%, 6/1/2033	126	145

Pool # 995656, 7.00%, 6/1/2033	162	191

Pool # 723852, 5.00%, 7/1/2033	48	55

Pool # 729296, 5.00%, 7/1/2033	140	160

Pool # 726912, 4.00%, 8/1/2033	7	8

Pool # 753696, 4.00%, 8/1/2033	24	26

Pool # 729379, 6.00%, 8/1/2033	21	24

Pool # 726914, 6.50%, 8/1/2033	9	10

Pool # 737825, 6.00%, 9/1/2033	38	44

Pool # AA7943, 4.00%, 10/1/2033	358	402

Pool # 750977, 4.50%, 11/1/2033	35	38

Pool # 725017, 5.50%, 12/1/2033	299	351

Pool # 759424, 5.50%, 1/1/2034	72	85

Pool # 751182, 5.50%, 3/1/2034	55	65

Pool # 751341, 5.50%, 3/1/2034	18	21

Pool # 767378, 5.50%, 3/1/2034	29	32

Pool # 776565, 4.00%, 4/1/2034	288	316

Pool # AC1317, 4.50%, 9/1/2034	271	299

Pool # 820347, 5.00%, 9/1/2035	51	59

Pool # 745281, 6.00%, 1/1/2036	40	48

Pool # 888417, 6.50%, 1/1/2036	84	95

Pool # 833629, 7.00%, 3/1/2036	29	32

Pool # 893268, 6.50%, 8/1/2036	68	76

Pool # 833657, 7.50%, 8/1/2036	17	20

Pool # AA0922, 6.00%, 9/1/2036	232	279

Pool # 878225, 6.50%, 10/1/2036	104	124

Pool # 985683, 8.00%, 10/1/2036	91	108

Pool # 888476, 7.50%, 5/1/2037	55	69

Pool # 945870, 6.50%, 8/1/2037	59	68

Pool # 946338, 7.00%, 9/1/2037	42	49

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mortgage-Backed Securities — continued

Pool # 888707, 7.50%, 10/1/2037	115	140

Pool # 889883, 6.50%, 3/1/2038	99	115

Pool # AC9081, 6.50%, 9/1/2038	160	193

Pool # 909236, 7.00%, 9/1/2038	349	432

Pool # 934591, 7.00%, 10/1/2038	62	77

Pool # AB2869, 6.00%, 11/1/2038	248	299

Pool # 995504, 7.50%, 11/1/2038	33	40

Pool # 257510, 7.00%, 12/1/2038	150	180

Pool # AD0753, 7.00%, 1/1/2039	268	325

Pool # 890661, 7.00%, 2/1/2039	1,331	1,566

Pool # AD0780, 7.50%, 4/1/2039	547	693

Pool # AD6377, 5.50%, 5/1/2040	147	172

Pool # AD4951, 5.00%, 7/1/2040	2,117	2,464

Pool # BM5364, 4.00%, 4/1/2042	2,458	2,745

Pool # AL6839, 5.00%, 4/1/2042	1,275	1,464

Pool # AR8128, 3.50%, 3/1/2043	1,532	1,672

Pool # AL8256, 3.00%, 8/1/2043	3,503	3,805

Pool # AZ8089, 4.00%, 7/1/2045	1,085	1,192

Pool # BA2343, 4.00%, 9/1/2045	2,728	2,976

Pool # BC9441, 3.50%, 4/1/2046	493	534

Pool # BC6982, 4.00%, 4/1/2046	2,698	2,969

Pool # BD0299, 3.50%, 5/1/2046	525	568

Pool # BC1249, 3.50%, 6/1/2046	414	442

Pool # BD1243, 3.50%, 6/1/2046	600	647

Pool # BD3066, 3.50%, 7/1/2046	1,544	1,660

Pool # BD3088, 3.50%, 7/1/2046	547	591

Pool # BD5248, 3.50%, 8/1/2046	2,425	2,616

Pool # BD7764, 3.50%, 9/1/2046	1,704	1,838

Pool # BE5870, 3.50%, 1/1/2047	4,140	4,500

Pool # BH4665, 4.00%, 6/1/2047	5,362	5,885

Pool # BH7626, 4.00%, 8/1/2047	2,219	2,405

Pool # BM3500, 4.00%, 9/1/2047	3,146	3,527

Pool # BH7663, 4.00%, 10/1/2047	4,442	4,853

Pool # BJ1778, 4.50%, 10/1/2047	1,213	1,333

Pool # BM3044, 4.00%, 11/1/2047	3,524	3,896

Pool # BE8351, 4.00%, 2/1/2048	1,574	1,697

Pool # BM3455, 4.50%, 2/1/2048	2,987	3,332

Pool # BK7006, 4.50%, 6/1/2048	1,286	1,413

Pool # BD9084, 4.50%, 7/1/2048	1,735	1,984

Pool # BK9303, 4.00%, 8/1/2048	6,166	6,753

Pool # CA4662, 3.50%, 9/1/2048	3,532	3,880

Pool # 890863, 5.00%, 9/1/2048	3,553	4,082

Pool # BN1829, 4.50%, 10/1/2048	2,536	2,775

Pool # BN4960, 5.00%, 12/1/2048	956	1,058

Pool # BM5430, 5.00%, 1/1/2049	4,308	4,913

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BN5013, 5.00%, 1/1/2049	4,001	4,557

Pool # BN6788, 4.50%, 2/1/2049	1,411	1,539

Pool # BK0317, 4.00%, 3/1/2049	2,637	2,850

Pool # BO0719, 5.00%, 6/1/2049	1,847	2,112

Pool # BO0721, 5.00%, 6/1/2049	3,158	3,598

Pool # BO0722, 5.00%, 6/1/2049	1,994	2,270

Pool # BO4276, 3.50%, 7/1/2049	4,184	4,526

Pool # BO4277, 3.50%, 7/1/2049	8,530	9,213

Pool # BO4280, 4.00%, 7/1/2049	5,777	6,313

Pool # BN8529, 4.50%, 7/1/2049	985	1,093

Pool # BO3436, 4.50%, 7/1/2049	4,156	4,675

Pool # BO0718, 5.00%, 7/1/2049	2,226	2,554

Pool # BO0720, 5.00%, 7/1/2049	2,529	2,895

Pool # BO2496, 5.00%, 7/1/2049	3,483	4,012

Pool # BO2497, 5.00%, 7/1/2049	3,648	4,210

Pool # BO2498, 5.00%, 7/1/2049	4,148	4,752

Pool # BO2499, 5.00%, 7/1/2049	1,167	1,339

Pool # BO3408, 5.00%, 7/1/2049	1,173	1,298

Pool # BO3749, 4.00%, 8/1/2049	2,548	2,812

Pool # BO3999, 4.00%, 8/1/2049	2,845	3,062

Pool # BO1036, 4.50%, 8/1/2049	838	912

Pool # BO2495, 5.00%, 8/1/2049	3,486	4,022

Pool # BK8769, 3.50%, 10/1/2049	4,662	4,946

Pool # CA4363, 4.00%, 10/1/2049	4,023	4,339

Pool # BO2888, 4.00%, 11/1/2049	2,909	3,144

Pool # BO4387, 4.00%, 11/1/2049	2,851	3,086

Pool # BP1125, 4.00%, 12/1/2049	919	1,013

Pool # FM2526, 4.00%, 12/1/2049	5,729	6,296

Pool # BP1128, 4.00%, 1/1/2050	1,490	1,634

Pool # BP1132, 4.00%, 1/1/2050	1,467	1,630

Pool # BP1141, 4.00%, 1/1/2050	675	727

Pool # BP1847, 4.50%, 1/1/2050	1,978	2,245

Pool # BP6363, 3.00%, 4/1/2050	8,597	9,043

Pool # BP5296, 3.50%, 4/1/2050	5,471	6,006

Pool # BP5302, 4.00%, 4/1/2050	4,156	4,462

Pool # BP7684, 2.50%, 5/1/2050	5,252	5,451

Pool # BP7685, 2.50%, 5/1/2050	5,690	5,933

Pool # BP8335, 2.50%, 5/1/2050	6,743	7,117

Pool # BP8337, 3.00%, 5/1/2050	5,118	5,508

Pool # CA5729, 3.00%, 5/1/2050	13,194	13,855

Pool # BO4404, 2.50%, 6/1/2050	5,535	5,765

Pool # BP4091, 2.50%, 6/1/2050	7,499	7,798

Pool # BP8336, 2.50%, 6/1/2050	9,932	10,307

Pool # BP8338, 3.00%, 6/1/2050	6,065	6,526

Pool # BK2693, 3.50%, 6/1/2050	1,810	1,938

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	275

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mortgage-Backed Securities — continued

Pool # BP9337, 3.50%, 6/1/2050	5,538	6,106

Pool # BP9950, 3.50%, 6/1/2050	4,753	5,044

Pool # CA6430, 3.50%, 7/1/2050 (c)	9,289	9,984

Pool # BO4410, 3.00%, 8/1/2050	6,439	6,865

Pool # BQ1646, 3.00%, 8/1/2050	5,250	5,663

Pool # BQ4113, 3.00%, 9/1/2050	3,537	3,731

Pool # BQ5586, 3.00%, 10/1/2050	4,296	4,506

FNMA, 30 Year

Pool # 535183, 8.00%, 6/1/2028	5	5

Pool # 252155, 7.00%, 10/1/2028	25	27

Pool # 252334, 6.50%, 2/1/2029	76	85

Pool # 252409, 6.50%, 3/1/2029	76	85

Pool # 253275, 8.50%, 3/1/2030	1	1

Pool # 535442, 8.50%, 6/1/2030	2	2

Pool # 653815, 7.00%, 2/1/2033	18	19

Pool # 752786, 6.00%, 9/1/2033	37	42

Pool # 954255, 6.50%, 8/1/2037	598	683

Pool # 931717, 6.50%, 8/1/2039	285	326

Pool # CA3030, 4.50%, 1/1/2049	8,855	9,716

Pool # CA4047, 4.00%, 8/1/2049	9,657	10,283

Pool # CA4520, 3.50%, 11/1/2049	6,523	6,965

FNMA, Other

Pool # 468102, 4.34%, 6/1/2021	9,000	8,998

Pool # 468614, 3.86%, 7/1/2021	2,079	2,078

Pool # 468667, 3.94%, 7/1/2021	4,000	4,022

Pool # 468665, 3.97%, 7/1/2021	2,968	2,968

Pool # 468564, 4.06%, 7/1/2021	2,781	2,780

Pool # 468128, 4.33%, 7/1/2021	1,124	1,124

Pool # 468699, 4.05%, 8/1/2021	2,692	2,691

Pool # AM6602, 2.63%, 9/1/2021	600	601

Pool # AM7314, 2.63%, 11/1/2021	2,000	2,022

Pool # 469873, 3.03%, 12/1/2021	6,744	6,801

Pool # 470324, 3.03%, 1/1/2022	3,744	3,784

Pool # 470302, 3.13%, 1/1/2022	1,647	1,665

Pool # 470350, 3.24%, 1/1/2022	4,376	4,427

Pool # 470546, 2.99%, 2/1/2022	1,958	1,983

Pool # 470622, 2.75%, 3/1/2022	752	766

Pool # 923803, 5.00%, 4/1/2022	2	2

Pool # 471151, 3.02%, 5/1/2022	4,227	4,307

Pool # 471313, 3.08%, 5/1/2022	2,084	2,124

Pool # 471599, 2.60%, 6/1/2022	4,443	4,521

Pool # 471747, 2.76%, 6/1/2022	6,785	6,836

Pool # 471674, 2.79%, 6/1/2022	1,830	1,865

Pool # 471735, 2.79%, 6/1/2022	2,220	2,263

Pool # 471256, 2.98%, 6/1/2022	3,000	3,063

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 471839, 2.67%, 7/1/2022	4,926	5,025

Pool # 471947, 2.75%, 7/1/2022	1,563	1,595

Pool # 471828, 2.65%, 8/1/2022	8,320	8,501

Pool # 471871, 2.86%, 8/1/2022	3,766	3,854

Pool # 471901, 2.90%, 9/1/2022	2,663	2,732

Pool # AM0585, 2.38%, 11/1/2022	1,689	1,728

Pool # AM1619, 2.34%, 12/1/2022	3,795	3,887

Pool # AM0811, 2.42%, 12/1/2022	2,945	3,020

Pool # AM1835, 2.53%, 12/1/2022	2,000	2,054

Pool # AM2111, 2.34%, 1/1/2023	3,130	3,211

Pool # AM2859, 2.65%, 3/1/2023	2,000	2,076

Pool # AM3069, 2.64%, 4/1/2023	1,741	1,802

Pool # AM3563, 2.51%, 6/1/2023	843	874

Pool # AM3990, 3.74%, 7/1/2023	935	989

Pool # AM4066, 3.59%, 8/1/2023	3,000	3,174

Pool # AM4044, 3.49%, 9/1/2023	5,957	6,353

Pool # AM4716, 3.38%, 12/1/2023	1,422	1,533

Pool # AM7024, 2.90%, 12/1/2024	1,000	1,078

Pool # AM7589, 2.95%, 12/1/2024	1,891	2,037

Pool # AM7290, 2.97%, 12/1/2024	1,142	1,231

Pool # AM7576, 3.04%, 12/1/2024	1,962	2,121

Pool # AM7124, 3.11%, 12/1/2024	3,922	4,250

Pool # AM7682, 2.84%, 1/1/2025	1,637	1,759

Pool # AM7571, 2.89%, 1/1/2025	1,510	1,628

Pool # AN0029, 3.10%, 9/1/2025	2,308	2,527

Pool # AN0287, 2.95%, 11/1/2025	4,500	4,904

Pool # AM4660, 3.77%, 12/1/2025	4,829	5,410

Pool # AM6381, 3.29%, 8/1/2026	4,958	5,469

Pool # 468574, 4.55%, 8/1/2026	2,535	2,853

Pool # 468573, 4.76%, 8/1/2026	2,535	2,910

Pool # AM6808, 3.24%, 10/1/2026	1,947	2,153

Pool # AM7321, 3.12%, 11/1/2026	945	1,044

Pool # 469615, 4.08%, 11/1/2026	9,649	10,957

Pool # AM7118, 3.14%, 12/1/2026	1,766	1,947

Pool # AN4571, 3.07%, 2/1/2027	1,716	1,893

Pool # AN4363, 3.25%, 2/1/2027	4,174	4,622

Pool # AN4917, 3.13%, 3/1/2027	4,100	4,539

Pool # BL1958, 3.42%, 4/1/2027	3,257	3,632

Pool # 470893, 3.46%, 4/1/2027	2,091	2,321

Pool # AM8745, 2.81%, 5/1/2027	1,644	1,792

Pool # AM8595, 2.83%, 5/1/2027	4,000	4,369

Pool # AM8987, 2.79%, 6/1/2027	895	974

Pool # AM9169, 3.08%, 6/1/2027	2,304	2,548

Pool # AN6318, 3.18%, 8/1/2027	3,000	3,242

Pool # 109421, 3.75%, 9/1/2028	1,940	2,224

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Mortgage-Backed Securities — continued

Pool # AN9248, 3.81%, 9/1/2028	5,250		5,524

Pool # BL0920, 3.82%, 9/1/2028	2,467		2,851

Pool # AN3828, 2.67%, 12/1/2028	3,591		3,901

Pool # BL0819, 3.95%, 12/1/2028	5,075		5,921

Pool # AN4154, 3.17%, 1/1/2029	6,060		6,749

Pool # AN4349, 3.35%, 1/1/2029	2,970		3,348

Pool # AN5989, 3.21%, 7/1/2029	2,974		3,295

Pool # AN8154, 3.17%, 2/1/2030	6,375		7,082

Pool # AM7516, 3.55%, 2/1/2030	2,000		2,248

Pool # AN6878, 3.11%, 4/1/2030	910		999

Pool # AN0099, 3.28%, 11/1/2030	6,955		7,773

Pool # 467096, 4.97%, 2/1/2031	2,880		3,320

Pool # AN1676, 2.99%, 5/1/2031	3,850		4,216

Pool # AI2479, 5.00%, 5/1/2031	372		415

Pool # AN6123, 3.06%, 8/1/2032	800		872

Pool # AN6651, 2.94%, 10/1/2032	658		718

Pool # AD8548, 5.50%, 1/1/2033	164		179

Pool # AR7484, 3.50%, 2/1/2033	1,250		1,351

Pool # AT7117, 3.50%, 6/1/2033	1,646		1,779

Pool # 754922, 5.50%, 9/1/2033	64		74

Pool # 762520, 4.00%, 11/1/2033	278		299

Pool # BL1425, 4.06%, 1/1/2034	2,876		3,385

Pool # AM9188, 3.12%, 6/1/2035	2,000		2,224

Pool # 847108, 6.50%, 10/1/2035	74		83

Pool # 881628, 5.00%, 1/1/2036	23		24

Pool # 256128, 6.00%, 2/1/2036	18		21

Pool # 868763, 6.50%, 4/1/2036	7		7

Pool # 872740, 6.50%, 6/1/2036	38		40

Pool # 907742, 7.00%, 12/1/2036	35		40

Pool # 256651, 6.00%, 3/1/2037	27		31

Pool # 888408, 6.00%, 3/1/2037	63		68

Pool # 888373, 7.00%, 3/1/2037	48		54

Pool # 888796, 6.00%, 9/1/2037	127		143

Pool # 888698, 7.00%, 10/1/2037	138		160

Pool # 257172, 5.50%, 4/1/2038	28		32

Pool # AD0810, 6.00%, 11/1/2039	—	(b)	1

Pool # AB1830, 3.50%, 11/1/2040	449		480

Pool # AL2606, 4.00%, 3/1/2042	418		443

Pool # AO6757, 4.00%, 6/1/2042	1,771		1,955

Pool # AO7225, 4.00%, 7/1/2042	1,201		1,319

Pool # AO9352, 4.00%, 7/1/2042	753		832

Pool # AO9353, 4.00%, 7/1/2042	735		812

Pool # AP0838, 4.00%, 7/1/2042	5,955		6,539

Pool # MA1125, 4.00%, 7/1/2042	475		521

Pool # MA1177, 3.50%, 9/1/2042	629		687

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA1178, 4.00%, 9/1/2042	1,344	1,476

Pool # MA1213, 3.50%, 10/1/2042	2,985	3,250

Pool # AR1397, 3.00%, 1/1/2043	1,256	1,346

Pool # AB8517, 3.00%, 2/1/2043	703	753

Pool # MA1373, 3.50%, 3/1/2043	3,114	3,414

Pool # MA1437, 3.50%, 5/1/2043	962	1,054

Pool # MA1442, 4.00%, 5/1/2043	2,550	2,815

Pool # MA1463, 3.50%, 6/1/2043	1,595	1,748

Pool # MA1552, 3.00%, 8/1/2043	950	1,018

Pool # MA1582, 3.50%, 9/1/2043	210	230

Pool # MA2434, 3.50%, 9/1/2045	1,076	1,179

Pool # MA2493, 3.50%, 12/1/2045	235	258

Pool # BC1157, 3.50%, 1/1/2046	934	1,024

Pool # MA2545, 3.50%, 2/1/2046	498	546

Pool # BC4832, 3.50%, 3/1/2046	249	266

Pool # AS6970, 3.50%, 4/1/2046	3,280	3,583

Pool # BC8400, 3.50%, 5/1/2046	873	957

Pool # AS7424, 3.50%, 6/1/2046	1,731	1,897

Pool # MA2658, 3.50%, 6/1/2046	5,096	5,585

Pool # BF0491, 3.50%, 12/1/2054 (c)	24,659	26,997

Pool # BF0464, 3.50%, 3/1/2060	8,155	8,973

FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 4/25/2036 (c)	102,770	106,203

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.00%, 4/25/2051 (c)	441,250	444,775

TBA, 2.50%, 4/25/2051 (c)	100,000	103,459

GNMA I, 30 Year

Pool # 608665, 6.50%, 8/15/2022	28	28

Pool # 554105, 6.50%, 3/15/2023	5	5

Pool # 345288, 7.50%, 3/15/2023	2	2

Pool # 623185, 7.00%, 8/15/2023	7	7

Pool # 628407, 6.50%, 11/15/2023	12	13

Pool # 782507, 9.50%, 10/15/2024	1	1

Pool # 441957, 6.38%, 8/15/2026	34	38

Pool # 780653, 6.50%, 10/15/2027	265	296

Pool # 450038, 7.50%, 7/15/2028	5	5

Pool # 486537, 7.50%, 9/15/2028	4	4

Pool # 486631, 6.50%, 10/15/2028	1	2

Pool # 556255, 6.50%, 10/15/2031	33	37

Pool # 569568, 6.50%, 1/15/2032	182	214

Pool # 611453, 7.00%, 4/15/2032	10	10

Pool # 569423, 7.00%, 5/15/2032	46	52

Pool # 591882, 6.50%, 7/15/2032	19	21

Pool # 552665, 7.00%, 7/15/2032	30	31

Pool # 782032, 7.00%, 10/15/2032	100	118

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	277

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mortgage-Backed Securities — continued

Pool # 591420, 7.50%, 1/15/2033	18	19

Pool # 607645, 6.50%, 2/15/2033	17	19

Pool # 604168, 6.50%, 4/15/2033	13	14

Pool # 615786, 7.00%, 5/15/2033	18	19

Pool # 781614, 7.00%, 6/15/2033	39	47

Pool # 638733, 7.00%, 3/15/2037	158	174

Pool # 759537, 3.49%, 1/15/2041	1,536	1,690

Pool # 759561, 3.49%, 1/15/2041	958	1,054

Pool # 759374, 3.49%, 2/15/2041	1,518	1,671

Pool # 762703, 3.49%, 2/15/2041	749	824

Pool # 762954, 2.99%, 3/15/2041	218	239

Pool # 763239, 2.99%, 3/15/2041	244	267

Pool # 763025, 3.13%, 3/15/2041	395	433

Pool # 762751, 3.49%, 3/15/2041	1,368	1,505

Pool # 762953, 3.49%, 3/15/2041	900	987

Pool # 762973, 3.49%, 3/15/2041	224	246

Pool # 763140, 3.13%, 4/15/2041	126	138

Pool # 763021, 3.49%, 4/15/2041	311	342

Pool # 763180, 3.49%, 4/15/2041	68	75

Pool # 380437, 3.13%, 5/15/2041	132	144

Pool # 770881, 3.13%, 5/15/2041	125	137

Pool # 763366, 3.49%, 5/15/2041	61	68

Pool # 770909, 2.99%, 6/15/2041	298	325

Pool # 380436, 3.38%, 6/15/2041	335	369

Pool # 770754, 3.38%, 6/15/2041	392	431

Pool # 770879, 3.38%, 6/15/2041	180	198

Pool # AT7652, 4.00%, 8/15/2046	1,718	1,885

Pool # 784450, 4.00%, 2/15/2048	7,335	7,883

Pool # BI6468, 5.00%, 12/15/2048	4,709	5,473

Pool # BM1750, 5.00%, 4/15/2049	3,337	3,852

Pool # BM4206, 5.00%, 4/15/2049	1,874	2,161

Pool # BM4207, 5.00%, 4/15/2049	1,168	1,347

Pool # BM4208, 5.00%, 4/15/2049	4,610	5,315

Pool # BM1957, 5.00%, 5/15/2049	4,582	5,346

Pool # BN4051, 5.00%, 6/15/2049	3,900	4,498

Pool # BN4052, 5.00%, 6/15/2049	5,739	6,617

Pool # BN4053, 5.00%, 6/15/2049	6,855	7,908

Pool # BM9691, 4.50%, 7/15/2049	9,296	10,378

Pool # BM2141, 5.00%, 7/15/2049	3,196	3,697

Pool # BM2163, 5.00%, 7/15/2049	5,583	6,438

Pool # BM2281, 5.00%, 7/15/2049	4,119	4,763

Pool # BM2305, 5.00%, 8/15/2049	2,578	2,960

Pool # BV2390, 3.50%, 7/15/2050	2,180	2,388

Pool # BW7021, 3.50%, 8/15/2050	4,255	4,662

Pool # BW7044, 3.50%, 9/15/2050	4,141	4,535

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BW7064, 3.50%, 10/15/2050	1,874	2,054

Pool # BY7857, 3.50%, 11/15/2050	1,846	2,022

Pool # BY7874, 3.50%, 12/15/2050	1,293	1,417

Pool # CA3251, 3.50%, 12/15/2050	1,205	1,319

Pool # BY7887, 3.50%, 1/15/2051	3,064	3,357

Pool # CA3320, 3.50%, 1/15/2051	1,632	1,783

Pool # CA3304, 3.50%, 2/15/2051	1,188	1,291

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	2	2

Pool # 2006, 8.50%, 5/20/2025	2	2

Pool # 2234, 8.00%, 6/20/2026	1	1

Pool # 2270, 8.00%, 8/20/2026	1	2

Pool # 2324, 8.00%, 11/20/2026	1	1

Pool # 2499, 8.00%, 10/20/2027	3	3

Pool # 2549, 7.50%, 2/20/2028	1	1

Pool # 2646, 7.50%, 9/20/2028	3	4

Pool # 737076, 6.50%, 10/20/2033	180	202

Pool # 616732, 6.50%, 9/20/2034	120	128

Pool # 748766, 6.50%, 1/20/2039	42	44

Pool # 752496, 6.50%, 1/20/2039	129	152

Pool # 783389, 6.00%, 8/20/2039	747	861

Pool # 783444, 5.50%, 9/20/2039	167	194

Pool # 742853, 3.88%, 4/20/2040	2,020	2,242

Pool # 742810, 3.88%, 6/20/2040	1,845	2,037

Pool # 742801, 3.88%, 8/20/2040	661	731

Pool # 742876, 3.25%, 11/20/2040	1,437	1,584

Pool # 742878, 3.88%, 11/20/2040	5,832	6,476

Pool # BZ8504, 2.50%, 12/20/2040	1,047	1,088

Pool # 742883, 3.25%, 2/20/2041	2,527	2,783

Pool # 742885, 3.75%, 2/20/2041	407	446

Pool # 742884, 3.88%, 2/20/2041	3,216	3,542

Pool # 751810, 3.50%, 3/20/2041	933	1,028

Pool # BZ1781, 4.50%, 5/20/2041	1,328	1,465

Pool # BZ1778, 4.00%, 10/20/2041	1,415	1,546

Pool # BZ1774, 3.50%, 12/20/2041	2,241	2,421

Pool # BZ1664, 4.00%, 12/20/2042	1,411	1,538

Pool # BZ1780, 4.50%, 10/20/2043	2,015	2,221

Pool # AE8053, 4.00%, 12/20/2043	1,578	1,729

Pool # BZ1770, 3.00%, 6/20/2044	3,010	3,179

Pool # BZ1661, 3.50%, 8/20/2044	1,544	1,653

Pool # BZ1773, 3.50%, 9/20/2044	3,210	3,472

Pool # AJ9020, 4.50%, 10/20/2044	292	314

Pool # 783967, 4.25%, 12/20/2044	1,785	1,957

Pool # BZ1777, 4.00%, 3/20/2045	1,408	1,547

Pool # BY6444, 2.50%, 11/20/2045	1,040	1,091

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mortgage-Backed Securities — continued

Pool # BZ8502, 2.50%, 12/20/2045	1,880	1,995

Pool # BZ8503, 2.50%, 12/20/2045	1,262	1,334

Pool # AK8803, 4.00%, 3/20/2046	1,328	1,505

Pool # BZ1663, 4.00%, 7/20/2046	2,129	2,331

Pool # AS8110, 3.75%, 8/20/2046	2,460	2,756

Pool # AY2378, 3.25%, 2/20/2047	345	375

Pool # AY2381, 4.25%, 7/20/2047	1,296	1,471

Pool # BZ1769, 3.00%, 8/20/2047	2,459	2,610

Pool # BZ1654, 3.00%, 9/20/2047	1,306	1,383

Pool # AY2388, 4.25%, 9/20/2047	3,600	4,086

Pool # BD3185, 4.00%, 10/20/2047	13,510	14,762

Pool # BZ1660, 3.50%, 11/20/2047	2,850	3,074

Pool # BZ1772, 3.50%, 11/20/2047	6,467	6,986

Pool # BZ1776, 4.00%, 11/20/2047	3,797	4,147

Pool # AY2392, 4.25%, 11/20/2047	4,059	4,605

Pool # BE4662, 4.00%, 12/20/2047	22,071	24,407

Pool # BB8795, 4.00%, 1/20/2048	5,589	6,279

Pool # AY2395, 4.25%, 1/20/2048	3,318	3,766

Pool # AY2404, 4.25%, 5/20/2048	5,026	5,705

Pool # BG6360, 5.00%, 5/20/2048	4,117	4,659

Pool # BF2645, 5.50%, 5/20/2048	1,141	1,301

Pool # AY2405, 4.25%, 6/20/2048	5,796	6,579

Pool # BD0531, 5.00%, 6/20/2048	2,208	2,456

Pool # BD0532, 5.00%, 6/20/2048	1,690	1,860

Pool # BF2971, 5.00%, 6/20/2048	2,013	2,255

Pool # AY2407, 4.25%, 7/20/2048	2,203	2,501

Pool # AY2408, 4.50%, 7/20/2048	1,506	1,702

Pool # BG7397, 4.50%, 7/20/2048	1,559	1,738

Pool # BF3017, 5.00%, 7/20/2048	1,290	1,441

Pool # AY2409, 4.25%, 8/20/2048	1,779	2,019

Pool # AY2410, 4.50%, 8/20/2048	1,136	1,284

Pool # BD0550, 5.00%, 8/20/2048	3,455	3,830

Pool # BG7389, 5.00%, 8/20/2048	1,722	1,927

Pool # BG7391, 5.00%, 8/20/2048	2,119	2,366

Pool # AY2412, 4.50%, 9/20/2048	5,700	6,440

Pool # 784626, 4.50%, 10/20/2048	1,993	2,173

Pool # BI4488, 4.50%, 11/20/2048	1,641	1,797

Pool # BK2584, 5.00%, 11/20/2048	510	560

Pool # BK2585, 5.00%, 11/20/2048	2,148	2,391

Pool # BK2586, 5.00%, 11/20/2048	1,855	2,060

Pool # BI6431, 4.50%, 12/20/2048	2,755	3,087

Pool # BI6669, 4.50%, 12/20/2048	2,512	2,786

Pool # BH3133, 5.00%, 12/20/2048	4,421	5,027

Pool # BJ7083, 5.00%, 12/20/2048	795	880

Pool # BJ7084, 5.00%, 12/20/2048	2,883	3,211

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BK7169, 5.00%, 12/20/2048	3,082	3,429

Pool # BJ1334, 5.00%, 1/20/2049	4,581	5,199

Pool # BJ9637, 5.00%, 1/20/2049	1,027	1,164

Pool # BJ9641, 5.00%, 1/20/2049	2,470	2,798

Pool # BJ9642, 5.00%, 1/20/2049	1,549	1,751

Pool # BJ9824, 4.50%, 2/20/2049	2,425	2,740

Pool # BJ9825, 4.50%, 2/20/2049	1,357	1,533

Pool # BK7188, 4.50%, 2/20/2049	3,516	3,867

Pool # BJ9630, 5.00%, 2/20/2049	1,114	1,244

Pool # BJ9633, 5.00%, 2/20/2049	1,368	1,525

Pool # BK7189, 5.00%, 2/20/2049	3,471	3,869

Pool # BK7198, 4.50%, 3/20/2049	2,817	3,076

Pool # BL6765, 5.50%, 5/20/2049	5,968	6,734

Pool # BN0907, 4.50%, 6/20/2049	1,001	1,105

Pool # BN1498, 5.00%, 6/20/2049	3,150	3,523

Pool # BN1499, 5.00%, 6/20/2049	5,855	6,545

Pool # BN1500, 5.50%, 6/20/2049	1,630	1,877

Pool # BN2627, 4.00%, 7/20/2049	3,197	3,582

Pool # BN2628, 4.00%, 7/20/2049	3,943	4,325

Pool # BO0521, 4.00%, 7/20/2049	754	818

Pool # BM9692, 4.50%, 7/20/2049	2,545	2,782

Pool # BN0879, 5.00%, 7/20/2049	340	376

Pool # BO3160, 5.00%, 7/20/2049	1,012	1,156

Pool # BP4237, 5.00%, 7/20/2049	1,261	1,440

Pool # BP4238, 5.00%, 7/20/2049	1,074	1,228

Pool # BP4240, 5.00%, 7/20/2049	978	1,109

Pool # BP4241, 5.00%, 7/20/2049	1,507	1,707

Pool # BP4242, 5.00%, 7/20/2049	978	1,115

Pool # BL9354, 4.00%, 8/20/2049	3,143	3,532

Pool # BM2327, 4.00%, 8/20/2049	1,242	1,322

Pool # BM2418, 4.00%, 8/20/2049	3,136	3,433

Pool # BN0884, 4.00%, 8/20/2049	692	752

Pool # BN0889, 4.50%, 8/20/2049	587	642

Pool # BN7048, 4.50%, 8/20/2049	4,347	4,813

Pool # BN7049, 4.50%, 8/20/2049	6,115	6,846

Pool # BN0890, 5.00%, 8/20/2049	720	828

Pool # BN0891, 5.00%, 8/20/2049	681	767

Pool # BN0892, 5.00%, 8/20/2049	620	697

Pool # BN0893, 5.00%, 8/20/2049	783	881

Pool # BO3257, 5.00%, 8/20/2049	1,171	1,339

Pool # BP4290, 5.00%, 8/20/2049	1,172	1,313

Pool # BP4291, 5.00%, 8/20/2049	1,290	1,440

Pool # BP4292, 5.00%, 8/20/2049	2,769	3,093

Pool # BP4293, 5.00%, 8/20/2049	2,086	2,325

Pool # BP4294, 5.00%, 8/20/2049	1,928	2,158

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	279

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mortgage-Backed Securities — continued

Pool # BN0896, 4.00%, 9/20/2049	1,707	1,866

Pool # BI0930, 4.50%, 9/20/2049	2,687	3,019

Pool # BM9714, 4.50%, 9/20/2049	3,578	3,988

Pool # 784810, 5.00%, 9/20/2049	6,440	7,366

Pool # AC2995, 5.00%, 9/20/2049	4,333	4,888

Pool # BP2853, 5.00%, 9/20/2049	4,030	4,546

Pool # BP8644, 5.00%, 9/20/2049	1,536	1,766

Pool # BP8645, 5.00%, 9/20/2049	1,190	1,341

Pool # BQ3138, 4.00%, 10/20/2049	1,123	1,250

Pool # AC2994, 4.50%, 10/20/2049	1,427	1,588

Pool # BQ9513, 3.50%, 11/20/2049	4,147	4,457

Pool # BQ3791, 4.00%, 11/20/2049	4,187	4,660

Pool # BR2638, 4.00%, 11/20/2049	508	570

Pool # 784847, 4.50%, 11/20/2049	6,271	6,936

Pool # BP2896, 4.50%, 11/20/2049	3,133	3,567

Pool # BP7772, 4.50%, 11/20/2049	695	777

Pool # BP8665, 4.50%, 11/20/2049	1,026	1,132

Pool # BP8666, 4.50%, 11/20/2049	2,042	2,270

Pool # BP8667, 5.00%, 11/20/2049	789	889

Pool # BP8668, 5.00%, 11/20/2049	790	893

Pool # BR1542, 5.00%, 11/20/2049	1,963	2,205

Pool # BP8669, 5.50%, 11/20/2049	950	1,097

Pool # BP7668, 3.50%, 12/20/2049	10,171	10,974

Pool # BP7795, 3.50%, 12/20/2049	3,075	3,310

Pool # BP8670, 3.50%, 12/20/2049	1,088	1,193

Pool # BL9372, 4.00%, 12/20/2049	1,495	1,656

Pool # BP5516, 4.00%, 12/20/2049	2,041	2,274

Pool # BP8672, 4.00%, 12/20/2049	1,041	1,170

Pool # BP8673, 4.00%, 12/20/2049	1,211	1,358

Pool # BP8674, 4.00%, 12/20/2049	1,484	1,630

Pool # BQ3790, 4.00%, 12/20/2049	7,846	8,743

Pool # BJ9866, 4.50%, 12/20/2049	3,625	4,097

Pool # BL9374, 4.50%, 12/20/2049	1,227	1,379

Pool # BP8676, 4.50%, 12/20/2049	922	1,026

Pool # BP8677, 4.50%, 12/20/2049	1,962	2,182

Pool # BP8678, 5.00%, 12/20/2049	1,460	1,678

Pool # BP8679, 5.50%, 12/20/2049	1,042	1,209

Pool # BP8021, 3.50%, 1/20/2050	2,655	2,890

Pool # BP8681, 3.50%, 1/20/2050	1,555	1,656

Pool # BL9379, 4.00%, 1/20/2050	3,172	3,566

Pool # BP8682, 4.00%, 1/20/2050	1,590	1,788

Pool # BP8683, 4.00%, 1/20/2050	1,724	1,932

Pool # BT0281, 4.00%, 1/20/2050	5,379	5,976

Pool # BP8688, 4.50%, 1/20/2050	2,264	2,517

Pool # BR0539, 4.50%, 1/20/2050	5,124	5,835

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BP8020, 3.50%, 2/20/2050	2,056	2,235

Pool # BP8022, 3.50%, 2/20/2050	1,843	2,006

Pool # BQ1338, 4.00%, 2/20/2050	7,510	8,410

Pool # BQ7054, 4.00%, 2/20/2050	2,687	3,049

Pool # BS8384, 5.00%, 2/20/2050	2,927	3,273

Pool # BS8400, 3.00%, 3/20/2050	8,860	9,229

Pool # BT0397, 3.00%, 3/20/2050	1,748	1,823

Pool # BQ4110, 3.50%, 3/20/2050	9,894	10,884

Pool # BS5879, 3.50%, 3/20/2050	1,275	1,406

Pool # BS8411, 3.50%, 3/20/2050	9,980	10,572

Pool # BT0399, 3.50%, 3/20/2050	3,036	3,231

Pool # BT3628, 3.50%, 3/20/2050	2,759	3,036

Pool # BT3629, 3.50%, 3/20/2050	1,175	1,293

Pool # BT8043, 3.50%, 3/20/2050	1,410	1,557

Pool # BT8044, 3.50%, 3/20/2050	3,640	4,018

Pool # BT8045, 3.50%, 3/20/2050	4,507	4,944

Pool # BT8046, 3.50%, 3/20/2050	6,626	7,213

Pool # BT8047, 3.50%, 3/20/2050	4,362	4,773

Pool # BT8048, 3.50%, 3/20/2050	4,555	5,013

Pool # BS5873, 4.00%, 3/20/2050	1,404	1,558

Pool # BS5874, 4.00%, 3/20/2050	3,938	4,372

Pool # BQ7064, 3.50%, 4/20/2050	1,096	1,223

Pool # BT3736, 3.50%, 4/20/2050	3,409	3,699

Pool # BU3072, 5.00%, 4/20/2050	2,400	2,699

Pool # BQ4098, 3.00%, 5/20/2050	9,359	9,762

Pool # BR3899, 3.00%, 5/20/2050	1,047	1,092

Pool # BT4019, 3.00%, 5/20/2050	4,544	4,736

Pool # BQ7069, 3.25%, 5/20/2050	2,618	2,862

Pool # BQ7083, 3.25%, 5/20/2050	1,000	1,093

Pool # BS7609, 3.50%, 5/20/2050	5,792	6,166

Pool # BT3843, 3.50%, 5/20/2050	2,497	2,713

Pool # BQ7073, 4.00%, 5/20/2050	1,223	1,325

Pool # BV2935, 4.50%, 5/20/2050	2,073	2,325

Pool # BV6609, 4.50%, 5/20/2050	761	856

Pool # BV6631, 4.50%, 5/20/2050	1,843	2,069

Pool # BV6670, 4.50%, 5/20/2050	1,097	1,221

Pool # MA6661, 5.50%, 5/20/2050	172	190

Pool # BT4096, 3.00%, 6/20/2050	6,234	6,494

Pool # BU7682, 3.00%, 6/20/2050	5,983	6,292

Pool # BQ7084, 3.25%, 6/20/2050	2,798	3,059

Pool # BV8680, 3.50%, 6/20/2050	2,248	2,469

Pool # BV8683, 3.50%, 6/20/2050	1,307	1,422

Pool # BV8684, 3.50%, 6/20/2050	1,697	1,826

Pool # BV8685, 3.50%, 6/20/2050	2,636	2,806

Pool # BQ7086, 4.00%, 6/20/2050	3,362	3,815

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mortgage-Backed Securities — continued

Pool # BQ7092, 4.00%, 6/20/2050	5,240	5,735

Pool # BR3901, 4.00%, 6/20/2050	4,041	4,541

Pool # BT4070, 4.00%, 6/20/2050	1,364	1,512

Pool # BV8688, 4.00%, 6/20/2050	2,092	2,263

Pool # BQ7087, 4.25%, 6/20/2050	1,054	1,198

Pool # BV2372, 4.50%, 6/20/2050	3,289	3,747

Pool # BV6632, 4.50%, 6/20/2050	3,402	3,818

Pool # BQ7088, 5.00%, 6/20/2050	1,444	1,658

Pool # BV8696, 3.00%, 7/20/2050	3,649	3,803

Pool # BV8711, 3.00%, 7/20/2050	4,045	4,215

Pool # BV8727, 3.00%, 7/20/2050	2,896	3,031

Pool # BW0561, 3.00%, 7/20/2050	1,912	1,993

Pool # BQ7085, 3.25%, 7/20/2050	5,224	5,640

Pool # BV8699, 3.50%, 7/20/2050	1,949	2,142

Pool # BV8700, 3.50%, 7/20/2050	1,971	2,098

Pool # BV8716, 3.50%, 7/20/2050	2,349	2,502

Pool # BQ7097, 4.00%, 7/20/2050	4,506	5,071

Pool # BU7564, 4.00%, 7/20/2050	3,630	4,066

Pool # BV8702, 4.00%, 7/20/2050	1,059	1,164

Pool # BW5975, 4.00%, 7/20/2050	3,716	4,007

Pool # BW5994, 4.00%, 7/20/2050	3,100	3,424

Pool # BV2395, 4.50%, 7/20/2050	3,146	3,603

Pool # BV8722, 2.50%, 8/20/2050	4,051	4,210

Pool # BV8726, 3.00%, 8/20/2050	1,036	1,121

Pool # BX4922, 3.00%, 8/20/2050	1,057	1,131

Pool # BX4923, 3.00%, 8/20/2050	3,046	3,175

Pool # BW1746, 3.25%, 8/20/2050	4,662	5,097

Pool # BR3911, 3.50%, 8/20/2050	4,953	5,484

Pool # BV2402, 3.50%, 8/20/2050	7,593	8,400

Pool # BX4927, 3.50%, 8/20/2050	1,427	1,537

Pool # BX4928, 3.50%, 8/20/2050	2,362	2,517

Pool # BX4939, 3.50%, 8/20/2050	3,205	3,492

Pool # BW1747, 4.00%, 8/20/2050	991	1,124

Pool # BW7383, 4.00%, 8/20/2050	5,453	6,133

Pool # BX6092, 4.00%, 8/20/2050	3,660	4,116

Pool # BX6093, 4.00%, 8/20/2050	9,473	10,651

Pool # BW7033, 4.50%, 8/20/2050	1,101	1,256

Pool # BZ1653, 3.00%, 9/20/2050	1,366	1,449

Pool # BW1757, 3.25%, 9/20/2050	5,026	5,427

Pool # BR3917, 3.50%, 9/20/2050	10,366	11,479

Pool # BU7559, 3.50%, 9/20/2050	6,658	7,386

Pool # BW1718, 3.50%, 9/20/2050	6,328	6,975

Pool # BW1758, 3.50%, 9/20/2050	3,038	3,358

Pool # BX4956, 3.50%, 9/20/2050	2,642	2,908

Pool # BY3407, 3.50%, 9/20/2050	3,723	4,057

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BY3408, 3.50%, 9/20/2050	1,896	2,065

Pool # BY3432, 3.50%, 9/20/2050	4,224	4,600

Pool # BR3918, 4.00%, 9/20/2050	1,276	1,435

Pool # BW1759, 4.00%, 9/20/2050	1,811	2,056

Pool # BX3717, 4.00%, 9/20/2050	1,268	1,422

Pool # BX3718, 4.00%, 9/20/2050	1,542	1,696

Pool # BW7043, 4.50%, 9/20/2050	1,547	1,765

Pool # BW1760, 4.75%, 9/20/2050	1,203	1,359

Pool # BX4971, 2.50%, 10/20/2050	1,499	1,591

Pool # BY6410, 2.50%, 10/20/2050	1,782	1,852

Pool # BW1771, 3.00%, 10/20/2050	1,530	1,660

Pool # BW1772, 3.25%, 10/20/2050	2,173	2,377

Pool # BU7550, 3.50%, 10/20/2050	8,521	9,452

Pool # BW1773, 3.50%, 10/20/2050	2,207	2,463

Pool # BW7062, 3.50%, 10/20/2050	24,643	27,280

Pool # BY6416, 3.50%, 10/20/2050	1,958	2,157

Pool # BZ1658, 3.50%, 10/20/2050	1,938	2,094

Pool # BY6421, 4.00%, 10/20/2050	1,055	1,143

Pool # BZ1662, 4.00%, 10/20/2050	1,708	1,862

Pool # BW1774, 4.25%, 10/20/2050	1,233	1,401

Pool # BS8528, 2.50%, 11/20/2050	22,407	23,627

Pool # BY6440, 2.50%, 11/20/2050	3,015	3,200

Pool # BY6441, 2.50%, 11/20/2050	2,425	2,584

Pool # BY6443, 2.50%, 11/20/2050	2,184	2,291

Pool # BY6445, 2.50%, 11/20/2050	2,416	2,511

Pool # BY6447, 3.00%, 11/20/2050	4,771	5,186

Pool # BZ2574, 3.00%, 11/20/2050	1,060	1,150

Pool # BZ3559, 3.00%, 11/20/2050	1,018	1,080

Pool # BZ2575, 3.25%, 11/20/2050	3,428	3,749

Pool # BY6453, 3.50%, 11/20/2050	1,186	1,319

Pool # BY6454, 3.50%, 11/20/2050	2,052	2,270

Pool # BY6455, 3.50%, 11/20/2050	1,761	1,940

Pool # BY6456, 3.50%, 11/20/2050	1,504	1,628

Pool # BZ1771, 3.50%, 11/20/2050	3,900	4,214

Pool # BZ3527, 3.50%, 11/20/2050	6,655	7,253

Pool # BZ3560, 3.50%, 11/20/2050	1,507	1,643

Pool # BY5559, 4.00%, 11/20/2050	11,414	12,712

Pool # BY6457, 4.00%, 11/20/2050	1,032	1,160

Pool # BY6458, 4.00%, 11/20/2050	1,023	1,134

Pool # BZ2576, 4.00%, 11/20/2050	4,620	5,246

Pool # BY7851, 4.50%, 11/20/2050	1,934	2,208

Pool # BZ1779, 4.50%, 11/20/2050	1,501	1,656

Pool # BS8546, 2.50%, 12/20/2050	7,474	7,877

Pool # BZ8499, 2.50%, 12/20/2050	2,029	2,143

Pool # BZ8500, 2.50%, 12/20/2050	2,456	2,616

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	281

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mortgage-Backed Securities — continued

Pool # BZ8501, 2.50%, 12/20/2050	2,829	3,003

Pool # BZ8505, 2.50%, 12/20/2050	1,141	1,207

Pool # BZ8507, 2.50%, 12/20/2050	2,767	2,876

Pool # MA7052, 2.50%, 12/20/2050	55,472	57,654

Pool # BZ2590, 3.25%, 12/20/2050	3,043	3,309

Pool # BZ2591, 3.50%, 12/20/2050	1,726	1,927

Pool # BZ2592, 3.50%, 12/20/2050	2,157	2,389

Pool # BZ8515, 3.50%, 12/20/2050	1,881	2,086

Pool # BZ8516, 3.50%, 12/20/2050	1,141	1,257

Pool # BZ1775, 4.00%, 12/20/2050	2,503	2,734

Pool # BZ6501, 4.00%, 12/20/2050	11,346	12,619

Pool # BZ8495, 4.00%, 12/20/2050	2,038	2,207

Pool # BY7873, 4.50%, 12/20/2050	1,623	1,853

Pool # CB4508, 5.00%, 12/20/2050	1,089	1,254

Pool # BZ8530, 2.50%, 1/20/2051	1,282	1,336

Pool # MA7136, 2.50%, 1/20/2051	99,868	103,730

Pool # CB4502, 3.00%, 1/20/2051	1,719	1,860

Pool # CB4503, 3.00%, 1/20/2051	1,181	1,231

Pool # BZ2606, 3.25%, 1/20/2051	2,167	2,370

Pool # 785294, 3.50%, 1/20/2051	15,000	16,623

Pool # BY7890, 3.50%, 1/20/2051	11,627	12,879

Pool # BZ8541, 3.50%, 1/20/2051	1,044	1,125

Pool # BZ8542, 3.50%, 1/20/2051	1,102	1,169

Pool # CB1505, 3.50%, 1/20/2051	14,175	15,667

Pool # CB4504, 3.50%, 1/20/2051	1,490	1,642

Pool # BZ2614, 4.00%, 1/20/2051	1,188	1,348

Pool # BZ8544, 4.00%, 1/20/2051	1,006	1,133

Pool # CB2357, 4.00%, 1/20/2051	2,024	2,222

Pool # CB4506, 4.00%, 1/20/2051	2,176	2,430

Pool # CB3225, 3.25%, 2/20/2051	1,045	1,143

Pool # CA9001, 3.50%, 2/20/2051	8,604	9,531

Pool # CB3226, 3.50%, 2/20/2051	1,121	1,251

Pool # CB4521, 3.50%, 2/20/2051	1,954	2,146

Pool # CB4522, 3.50%, 2/20/2051	1,384	1,508

Pool # CB4524, 4.00%, 2/20/2051	1,164	1,297

Pool # CA8994, 4.50%, 2/20/2051	1,684	1,907

GNMA II, Other

Pool # AD0018, 3.75%, 12/20/2032	1,179	1,279

Pool # AH5895, 4.00%, 6/20/2034	321	356

Pool # 4285, 6.00%, 11/20/2038	22	25

Pool # BO1377, 3.75%, 2/20/2040	1,219	1,345

Pool # BO1378, 4.00%, 1/20/2041	1,419	1,601

Pool # MA6145, 3.50%, 9/20/2049	2,209	2,310

Pool # AC0979, 4.05%, 4/20/2063 (a)	200	201

Pool # AC0977, 3.99%, 5/20/2063 (a)	160	165

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AC0973, 4.17%, 5/20/2063 (a)	98	99

Total Mortgage-Backed Securities (Cost $2,884,601)		2,928,090

Collateralized Mortgage Obligations — 20.8%

Acre 6.25%, 12/22/2021 ‡	3,315	3,282

Alternative Loan Trust

Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	594	601

Series 2005-1CB, Class 1A6, IF, IO, 6.98%, 3/25/2035 ‡ (a)	344	53

Series 2005-22T1, Class A2, IF, IO, 4.95%, 6/25/2035 ‡ (a)	1,708	258

Series 2005-20CB, Class 3A8, IF, IO, 4.63%, 7/25/2035 ‡ (a)	1,898	246

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	71	49

Series 2005-37T1, Class A2, IF, IO, 4.93%, 9/25/2035 ‡ (a)	3,117	457

Series 2005-54CB, Class 1A2, IF, IO, 4.73%, 11/25/2035 ‡ (a)	1,973	283

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	331	314

Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	11	10

Series 2005-57CB, Class 3A2, IF, IO, 4.98%, 12/25/2035 ‡ (a)	231	29

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	184	185

Series 2005-86CB, Class A11, 5.50%, 2/25/2036	257	210

Series 2006-7CB, Class 1A2, IF, IO, 5.18%, 5/25/2036 ‡ (a)	9,000	1,857

Series 2006-26CB, Class A9, 6.50%, 9/25/2036	328	239

American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (d)	7	7

Antler Mortgage Trust

Series 2019-RTL1, Class A1, 4.46%, 6/27/2022 (d)	679	679

Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (d)	655	656

Series 2019-RTL1, Class A2, 4.95%, 8/25/2022 (a) (d)	4,008	4,085

ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (d)	123	116

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Collateralized Mortgage Obligations — continued

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	53	43

Series 2004-3, Class 1A1, 5.50%, 10/25/2034	110	113

Series 2004-C, Class 1A1, 3.23%, 12/20/2034 (a)	129	134

Series 2005-1, Class 30, IO, 5.50%, 2/25/2035 ‡	203	34

Series 2005-E, Class 4A1, 3.00%, 3/20/2035 (a)	28	28

Series 2005-4, Class 30, PO, 8/25/2035 ‡	29	23

Series 2005-6, Class 2A7, 5.50%, 10/25/2035	113	114

Series 2005-7, Class 30, PO, 11/25/2035 ‡	15	14

Series 2005-8, Class 30, PO, 1/25/2036 ‡	80	60

Banc of America Mortgage Trust

Series 2003-C, Class 3A1, 4.00%, 4/25/2033 (a)	72	73

Series 2003-J, Class 3A2, 2.73%, 11/25/2033 (a)	104	105

Bayview Financing Trust Series 2020-3F, Class A, 3.12%, 11/10/2022 ‡ (a) (d)	7,616	7,616

BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (d)	23	23

Bear Stearns ARM Trust

Series 2003-4, Class 3A1, 2.77%, 7/25/2033 (a)	74	78

Series 2003-7, Class 3A, 2.60%, 10/25/2033 (a)	40	39

Series 2004-1, Class 12A1, 3.12%, 4/25/2034 (a)	181	180

Series 2004-2, Class 14A, 3.25%, 5/25/2034 (a)	81	80

Series 2006-1, Class A1, 2.37%, 2/25/2036 (a)	275	285

Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (e)	229	240

Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048 (d) (e)	1,348	1,351

Cascade MH Asset Trust

Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	2,405	2,429

Series 2021-MH1, Class M1, 2.99%, 2/25/2046 (d)	2,000	2,040

Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033 ‡	9	8

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CFMT LLC

Series 2020-HB4, Class A, 0.95%, 12/26/2030 (a) (d)	7,358	7,360

Series 2021-HB5, Class A, 0.80%, 2/25/2031 (a) (d)	36,000	35,959

Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (d)	9,000	8,990

Chase Mortgage Finance Trust

Series 2007-A2, Class 2A1, 2.78%, 6/25/2035 (a)	175	178

Series 2007-A1, Class 1A3, 2.87%, 2/25/2037 (a)	598	607

Series 2007-A1, Class 9A1, 2.92%, 2/25/2037 (a)	152	155

Series 2007-A1, Class 2A1, 3.17%, 2/25/2037 (a)	52	52

Series 2007-A1, Class 7A1, 3.40%, 2/25/2037 (a)	67	69

CHL Mortgage Pass-Through Trust

Series 2004-3, PO, 4/25/2034 ‡	9	7

Series 2004-3, Class A26, 5.50%, 4/25/2034	111	114

Series 2004-HYB1, Class 2A, 2.66%, 5/20/2034 (a)	45	46

Series 2004-HYB3, Class 2A, 3.01%, 6/20/2034 (a)	248	254

Series 2004-7, Class 2A1, 3.57%, 6/25/2034 (a)	39	40

Series 2004-5, Class 1A4, 5.50%, 6/25/2034	317	328

Series 2004-13, Class 1A4, 5.50%, 8/25/2034	217	225

Series 2004-HYB6, Class A3, 2.77%, 11/20/2034 (a)	163	168

Series 2005-16, Class A23, 5.50%, 9/25/2035	82	72

Series 2005-22, Class 2A1, 2.67%, 11/25/2035 (a)	451	432

Series 2007-4, Class 1A52, IF, IO, 5.28%, 5/25/2037 ‡ (a)	1,648	346

Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-6, Class A, PO, 9/25/2035 ‡	25	21

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class 1, PO, 6/25/2033 ‡	1	—	(b)

Series 2003-HYB1, Class A, 2.60%, 9/25/2033 (a)	91	95

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	283

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Collateralized Mortgage Obligations — continued

Citigroup Mortgage Loan Trust

Series 2009-10, Class 1A1, 2.79%, 9/25/2033 (a) (d)	179	181

Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (d)	576	606

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class WPO2, PO, 6/25/2031 ‡	5	5

Series 2003-1, Class WA2, 6.50%, 6/25/2031 ‡	6	6

Series 2003-1, Class 3, PO, 9/25/2033 ‡	29	27

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	6	6

Series 2003-1, Class 2A5, 5.25%, 10/25/2033	24	24

Series 2004-UST1, Class A3, 2.23%, 8/25/2034 (a)	56	57

Series 2004-UST1, Class A6, 2.63%, 8/25/2034 (a)	20	19

Series 2005-1, Class 2A1A, 2.23%, 2/25/2035 (a)	119	112

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	254	263

Series 2005-5, Class 1A2, 2.89%, 8/25/2035 (a)	347	281

Conix Mortgage Asset Trust Series 2013-1, Class A, 0.00%, 12/25/2047 ‡ (a) (f)	1,618	25

Credit Suisse First Boston Mortgage Securities Corp.

Series 2004-5, Class 3A1, 5.25%, 8/25/2019	32	29

Series 2003-1, Class DB1, 6.71%, 2/25/2033 (a)	384	391

Series 2003-AR15, Class 3A1, 3.23%, 6/25/2033 (a)	217	224

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	85	88

Series 2004-AR2, Class 2A1, 2.45%, 3/25/2034 (a)	247	251

CSFB Mortgage-Backed Pass-Through Certificates

Series 2003-27, Class 5A3, 5.25%, 11/25/2033	98	100

Series 2003-27, Class 5A4, 5.25%, 11/25/2033	140	143

Series 2003-29, Class 1A1, 6.50%, 12/25/2033	190	196

Series 2003-29, Class 5A1, 7.00%, 12/25/2033	98	102

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2004-4, Class 2A4, 5.50%, 9/25/2034	105		110

Series 2004-8, Class 1A4, 5.50%, 12/25/2034	206		210

Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 ‡ (a)	664		58

Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	460		5

CSMA SFR Holdings II (United Kingdom) Zero Coupon, 7/31/2023 ‡	5,543		5,448

CSMC Trust

Series 2020-RPL5, Class A1, 3.02%, 8/25/2060 (a) (d)	7,182		7,311

Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (d)	15,896		15,879

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.95%, 2/25/2020 (a)	36		36

FHLMC, REMIC

Series 1065, Class J, 9.00%, 4/15/2021	—	(b)	—	(b)

Series 1133, Class H, 7.00%, 9/15/2021	—	(b)	—	(b)

Series 1144, Class KB, 8.50%, 9/15/2021	—	(b)	—	(b)

Series 3688, Class CU, 6.74%, 11/15/2021 (a)	3		3

Series 3511, IO, 5.00%, 12/15/2021	—	(b)	—	(b)

Series 3282, Class YD, 5.50%, 2/15/2022	77		78

Series 2462, Class NB, 6.50%, 6/15/2022	14		14

Series 1343, Class LB, 7.50%, 8/15/2022	1		1

Series 1343, Class LA, 8.00%, 8/15/2022	2		2

Series 1395, Class G, 6.00%, 10/15/2022	1		1

Series 1374, Class Z, 7.00%, 10/15/2022	3		3

Series 1401, Class J, 7.00%, 10/15/2022	5		6

Series 2535, Class BK, 5.50%, 12/15/2022	8		8

Series 1470, Class F, 1.47%, 2/15/2023 (a)	—	(b)	—	(b)

Series 1466, Class PZ, 7.50%, 2/15/2023	14		15

Series 1798, Class F, 5.00%, 5/15/2023	7		7

Series 1518, Class G, IF, 8.87%, 5/15/2023 (a)	5		5

Series 1505, Class QB, HB, IF, 20.47%, 5/15/2023 (a)	1		1

Series 2033, Class J, 5.60%, 6/15/2023	24		25

Series 1526, Class L, 6.50%, 6/15/2023	2		3

Series 1541, Class O, 0.24%, 7/15/2023 (a)	6		6

Series 1677, Class Z, 7.50%, 7/15/2023	21		22

Series 1570, Class F, 1.96%, 8/15/2023 (a)	1		1

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Collateralized Mortgage Obligations — continued

Series 1552, Class IA, IF, 19.59%, 8/15/2023 (a)	48	55

Series 1570, Class SA, HB, IF, 24.79%, 8/15/2023 (a)	3	4

Series 1578, Class K, 6.90%, 9/15/2023	13	14

Series 1578, Class V, IO, 7.00%, 9/15/2023	2	—	(b)

Series 2571, Class SK, HB, IF, 34.02%, 9/15/2023 (a)	8	11

Series 1591, Class PV, 6.25%, 10/15/2023	27	28

Series 1602, Class SA, HB, IF, 22.34%, 10/15/2023 (a)	6	7

Series 1813, Class I, PO, 11/15/2023	60	60

Series 1813, Class J, IF, IO, 5.75%, 11/15/2023 (a)	233	13

Series 2720, Class PC, 5.00%, 12/15/2023	71	74

Series 1628, Class LZ, 6.50%, 12/15/2023	39	41

Series 1638, Class H, 6.50%, 12/15/2023	41	43

Series 2283, Class K, 6.50%, 12/15/2023	8	9

Series 1644, Class K, 6.75%, 12/15/2023	15	16

Series 1658, Class GZ, 7.00%, 1/15/2024	48	51

Series 1865, Class D, PO, 2/15/2024	5	5

Series 1760, Class ZD, 0.61%, 2/15/2024 (a)	62	62

Series 2756, Class NA, 5.00%, 2/15/2024	20	21

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (a)	5	5

Series 1686, Class SH, IF, 18.95%, 2/15/2024 (a)	1	1

Series 1699, Class FC, 0.73%, 3/15/2024 (a)	3	3

Series 1695, Class EB, 7.00%, 3/15/2024	20	21

Series 2033, Class SN, HB, IF, 29.36%, 3/15/2024 (a)	2	—	(b)

Series 2306, Class K, PO, 5/15/2024	5	5

Series 2306, Class SE, IF, IO, 9.49%, 5/15/2024 (a)	12	1

Series 1745, Class D, 7.50%, 8/15/2024	10	11

Series 3614, Class QB, 4.00%, 12/15/2024	807	844

Series 2967, Class S, HB, IF, 33.21%, 4/15/2025 (a)	17	22

Series 3022, Class SX, IF, 16.59%, 8/15/2025 (a)	22	27

Series 1829, Class ZB, 6.50%, 3/15/2026	13	14

Series 1863, Class Z, 6.50%, 7/15/2026	27	29

Series 1899, Class ZE, 8.00%, 9/15/2026	17	19

Series 1963, Class Z, 7.50%, 1/15/2027	17	20

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	7	7

Series 1985, Class PR, IO, 8.00%, 7/15/2027	5	1

Series 2065, Class PX, IO, 0.75%, 8/17/2027	2,077	17

Series 1987, Class PE, 7.50%, 9/15/2027	7	8

Series 2038, Class PN, IO, 7.00%, 3/15/2028	4	1

Series 2042, Class T, 7.00%, 3/15/2028	3	3

Series 2040, Class PE, 7.50%, 3/15/2028	36	42

Series 2060, Class Z, 6.50%, 5/15/2028	12	14

Series 2061, Class DC, IO, 6.50%, 6/15/2028	29	3

Series 2075, Class PH, 6.50%, 8/15/2028	85	96

Series 2086, Class GB, 6.00%, 9/15/2028	14	16

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	7	1

Series 2110, Class PG, 6.00%, 1/15/2029	57	64

Series 2111, Class SB, IF, IO, 7.39%, 1/15/2029 (a)	75	8

Series 2125, Class JZ, 6.00%, 2/15/2029	20	22

Series 2130, Class QS, 6.00%, 3/15/2029	40	44

Series 2132, Class ZL, 6.50%, 3/15/2029	12	14

Series 2132, Class SB, HB, IF, 30.02%, 3/15/2029 (a)	8	13

Series 2141, IO, 7.00%, 4/15/2029	2	—	(b)

Series 2303, Class ZN, 8.50%, 4/15/2029	123	145

Series 2163, Class PC, IO, 7.50%, 6/15/2029	6	1

Series 2178, Class PB, 7.00%, 8/15/2029	13	15

Series 2201, Class C, 8.00%, 11/15/2029	18	21

Series 2204, Class GB, 8.00%, 12/20/2029 (a)	2	—	(b)

Series 2209, Class TC, 8.00%, 1/15/2030	74	88

Series 2210, Class Z, 8.00%, 1/15/2030	43	51

Series 2224, Class CB, 8.00%, 3/15/2030	14	17

Series 2247, Class Z, 7.50%, 8/15/2030	10	12

Series 2256, Class MC, 7.25%, 9/15/2030	46	55

Series 2254, Class Z, 9.00%, 9/15/2030	99	122

Series 2259, Class ZM, 7.00%, 10/15/2030	53	62

Series 2271, Class PC, 7.25%, 12/15/2030	62	74

Series 2296, Class PD, 7.00%, 3/15/2031	20	24

Series 2303, Class ZD, 7.00%, 4/15/2031	309	369

Series 2694, Class BA, 4.00%, 6/15/2031	16	17

Series 2359, Class ZB, 8.50%, 6/15/2031	45	55

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	285

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Collateralized Mortgage Obligations — continued

Series 2388, Class UZ, 8.50%, 6/15/2031	16	19

Series 2344, Class ZD, 6.50%, 8/15/2031	130	150

Series 2344, Class ZJ, 6.50%, 8/15/2031	14	16

Series 2345, Class NE, 6.50%, 8/15/2031	8	9

Series 2372, Class F, 0.61%, 10/15/2031 (a)	9	9

Series 2367, Class ZK, 6.00%, 10/15/2031	159	183

Series 2368, Class AS, HB, IF, 20.64%, 10/15/2031 (a)	6	8

Series 2383, Class FD, 0.61%, 11/15/2031 (a)	9	9

Series 2399, Class TH, 6.50%, 1/15/2032	141	166

Series 2410, Class OE, 6.38%, 2/15/2032	24	26

Series 2494, Class SX, IF, IO, 6.89%, 2/15/2032 (a)	354	55

Series 2410, Class QX, IF, IO, 8.54%, 2/15/2032 (a)	25	5

Series 2410, Class QS, IF, 19.21%, 2/15/2032 (a)	32	47

Series 2433, Class SA, HB, IF, 20.64%, 2/15/2032 (a)	76	110

Series 2431, Class F, 0.61%, 3/15/2032 (a)	420	422

Series 2464, Class FE, 1.11%, 3/15/2032 (a)	108	111

Series 2423, Class MC, 7.00%, 3/15/2032	38	45

Series 2423, Class MT, 7.00%, 3/15/2032	44	53

Series 2444, Class ES, IF, IO, 7.84%, 3/15/2032 (a)	30	5

Series 2450, Class SW, IF, IO, 7.89%, 3/15/2032 (a)	34	6

Series 2434, Class TC, 7.00%, 4/15/2032	47	56

Series 2436, Class MC, 7.00%, 4/15/2032	61	70

Series 2450, Class GZ, 7.00%, 5/15/2032	37	45

Series 3393, Class JO, PO, 9/15/2032	139	129

Series 2513, Class ZC, 5.50%, 10/15/2032	99	116

Series 2517, Class Z, 5.50%, 10/15/2032	90	100

Series 2835, Class QO, PO, 12/15/2032	41	38

Series 2552, Class FP, 1.11%, 1/15/2033 (a)	591	605

Series 2557, Class HL, 5.30%, 1/15/2033	407	469

Series 2586, Class WI, IO, 6.50%, 3/15/2033	113	22

Series 2611, Class SQ, IF, 12.78%, 5/15/2033 (a)	32	41

Series 2631, Class SA, IF, 14.64%, 6/15/2033 (a)	20	26

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2692, Class SC, IF, 13.06%, 7/15/2033 (a)	69	92

Series 2671, Class S, IF, 14.55%, 9/15/2033 (a)	33	44

Series 2725, Class SC, IF, 8.89%, 11/15/2033 (a)	68	73

Series 2722, Class PF, 0.71%, 12/15/2033 (a)	790	793

Series 2763, Class ZA, 6.00%, 3/15/2034	2,973	3,477

Series 2779, Class ZC, 6.00%, 4/15/2034	1,836	2,158

Series 2802, Class ZY, 6.00%, 5/15/2034	247	300

Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	911	1,012

Series 2990, Class SL, HB, IF, 24.08%, 6/15/2034 (a)	29	36

Series 3611, PO, 7/15/2034	167	157

Series 3305, Class MB, IF, 2.59%, 7/15/2034 (a)	58	62

Series 3077, Class TO, PO, 4/15/2035	108	105

Series 2990, Class WP, IF, 16.70%, 6/15/2035 (a)	2	2

Series 3035, Class Z, 5.85%, 9/15/2035	807	908

Series 3117, Class EO, PO, 2/15/2036	108	100

Series 3117, Class OG, PO, 2/15/2036	96	90

Series 3117, Class OK, PO, 2/15/2036	111	103

Series 3143, Class BC, 5.50%, 2/15/2036	193	224

Series 3122, Class OH, PO, 3/15/2036	17	16

Series 3134, PO, 3/15/2036	16	15

Series 3152, Class MO, PO, 3/15/2036	210	196

Series 3122, Class ZB, 6.00%, 3/15/2036	27	39

Series 3138, PO, 4/15/2036	58	54

Series 3607, Class AO, PO, 4/15/2036	140	127

Series 3607, Class BO, PO, 4/15/2036	140	131

Series 3137, Class XP, 6.00%, 4/15/2036	582	688

Series 3219, Class DI, IO, 6.00%, 4/15/2036	90	19

Series 3149, Class SO, PO, 5/15/2036	57	48

Series 3151, PO, 5/15/2036	184	171

Series 3153, Class EO, PO, 5/15/2036	97	89

Series 3210, PO, 5/15/2036	107	107

Series 3604, PO, 5/15/2036	143	129

Series 3998, Class GF, 0.56%, 5/15/2036 (a)	250	250

Series 3171, Class MO, PO, 6/15/2036	82	80

Series 3179, Class OA, PO, 7/15/2036	68	61

Series 3194, Class SA, IF, IO, 6.99%, 7/15/2036 (a)	38	8

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Collateralized Mortgage Obligations — continued

Series 3200, PO, 8/15/2036	125	117

Series 3232, Class ST, IF, IO, 6.59%, 10/15/2036 (a)	139	29

Series 3237, Class AO, PO, 11/15/2036	146	132

Series 3704, Class DT, 7.50%, 11/15/2036	779	952

Series 3704, Class ET, 7.50%, 12/15/2036	564	696

Series 3260, Class CS, IF, IO, 6.03%, 1/15/2037 (a)	91	18

Series 3262, Class SG, IF, IO, 6.29%, 1/15/2037 (a)	28	4

Series 3274, Class JO, PO, 2/15/2037	27	25

Series 3274, Class MO, PO, 2/15/2037	54	50

Series 3275, Class FL, 0.55%, 2/15/2037 (a)	31	31

Series 3288, Class GS, IF, 0.00%, 3/15/2037 (a)	25	24

Series 3290, Class SB, IF, IO, 6.34%, 3/15/2037 (a)	256	47

Series 3373, Class TO, PO, 4/15/2037	116	107

Series 3316, Class JO, PO, 5/15/2037	15	15

Series 3607, PO, 5/15/2037	354	322

Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	633	737

Series 3371, Class FA, 0.71%, 9/15/2037 (a)	42	42

Series 3385, Class SN, IF, IO, 5.89%, 11/15/2037 (a)	57	9

Series 3387, Class SA, IF, IO, 6.31%, 11/15/2037 (a)	170	32

Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	666	5

Series 3404, Class SC, IF, IO, 5.89%, 1/15/2038 (a)	259	52

Series 3451, Class SA, IF, IO, 5.94%, 5/15/2038 (a)	38	4

Series 3537, Class MI, IO, 5.00%, 6/15/2038	423	71

Series 3461, Class LZ, 6.00%, 6/15/2038	109	127

Series 3481, Class SJ, IF, IO, 5.74%, 8/15/2038 (a)	348	66

Series 3895, Class WA, 5.71%, 10/15/2038 (a)	196	225

Series 3546, Class A, 2.19%, 2/15/2039 (a)	46	47

Series 3511, Class SA, IF, IO, 5.89%, 2/15/2039 (a)	86	14

Series 3531, Class SA, IF, IO, 6.19%, 5/15/2039 (a)	255	22

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3549, Class FA, 1.31%, 7/15/2039 (a)	34	35

Series 4580, Class PT, 6.88%, 8/15/2039 (a)	1,261	1,471

Series 3572, Class JS, IF, IO, 6.69%, 9/15/2039 (a)	244	39

Series 3795, Class EI, IO, 5.00%, 10/15/2039	431	27

Series 3621, PO, 1/15/2040	253	234

Series 3621, Class BO, PO, 1/15/2040	172	160

Series 3623, Class LO, PO, 1/15/2040	235	212

Series 3632, Class BS, IF, 17.13%, 2/15/2040 (a)	701	981

Series 3714, Class IP, IO, 5.00%, 8/15/2040	759	78

Series 3966, Class BF, 0.61%, 10/15/2040 (a)	409	411

Series 3747, Class PY, 4.00%, 10/15/2040	1,500	1,697

Series 3747, Class CY, 4.50%, 10/15/2040	2,373	2,738

Series 3740, Class SC, IF, IO, 5.89%, 10/15/2040 (a)	442	84

Series 3753, PO, 11/15/2040	1,317	1,209

Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,962

Series 3860, Class PZ, 5.00%, 5/15/2041	3,253	3,800

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	96	103

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	167	179

Series 3966, Class NA, 4.00%, 12/15/2041	1,452	1,613

Series 4015, Class MY, 3.50%, 3/15/2042	1,000	1,096

Series 4136, Class HS, IF, 3.89%, 11/15/2042 (a)	863	819

Series 4177, Class MQ, 2.50%, 3/15/2043	1,000	1,023

Series 4274, Class EM, 4.00%, 11/15/2043	1,000	1,149

Series 4280, Class EO, PO, 12/15/2043	996	835

Series 4281, Class OB, PO, 12/15/2043	1,124	946

Series 4377, Class JP, 3.00%, 8/15/2044	4,128	4,407

Series 4456, Class SA, IF, IO, 6.04%, 3/15/2045 (a)	5,903	1,275

Series 4480, Class SE, IF, IO, 6.07%, 6/15/2045 (a)	5,756	1,176

Series 4708, Class F, 0.41%, 8/15/2047 (a)	4,321	4,316

Series 4888, Class AZ, 4.00%, 12/15/2048	6,005	6,477

Series 4848, Class QY, 4.50%, 12/15/2048	1,500	1,619

Series 4903, Class SN, IF, IO, 5.98%, 8/25/2049 (a)	15,175	3,453

Series 5048, Class TI, IO, 3.00%, 11/25/2050	24,229	3,868

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	287

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Collateralized Mortgage Obligations — continued

FHLMC, STRIPS

Series 134, Class B, IO, 9.00%, 4/1/2022	—	(b)	—	(b)

Series 191, IO, 8.00%, 1/1/2028	398		63

Series 197, PO, 4/1/2028	159		153

Series 233, Class 11, IO, 5.00%, 9/15/2035	202		37

Series 233, Class 12, IO, 5.00%, 9/15/2035	118		18

Series 233, Class 13, IO, 5.00%, 9/15/2035	274		50

Series 239, Class S30, IF, IO, 7.59%, 8/15/2036 (a)	386		97

Series 262, Class 35, 3.50%, 7/15/2042	11,061		11,909

Series 299, Class 300, 3.00%, 1/15/2043	523		543

Series 310, PO, 9/15/2043	1,465		1,273

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.15%, 7/25/2032 (a)	169		190

Series T-76, Class 2A, 1.71%, 10/25/2037 (a)	2,878		2,930

Series T-42, Class A5, 7.50%, 2/25/2042	599		735

Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	49		62

Series T-54, Class 2A, 6.50%, 2/25/2043	1,086		1,290

Series T-54, Class 3A, 7.00%, 2/25/2043	503		603

Series T-56, Class A5, 5.23%, 5/25/2043	904		1,030

Series T-58, Class A, PO, 9/25/2043	71		61

Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	41		50

Series T-59, Class 1AP, PO, 10/25/2043	72		51

Series T-62, Class 1A1, 1.58%, 10/25/2044 (a)	815		823

First Horizon Alternative Mortgage Securities Trust

Series 2004-AA4, Class A1, 2.40%, 10/25/2034 (a)	200		207

Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	200		148

Series 2007-FA4, Class 1A2, IF, IO, 5.53%, 8/25/2037 ‡ (a)	3,187		701

FMC GMSR Issuer Trust Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (d)	9,800		9,811

FNMA Trust, Whole Loan

Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	2,964		3,395

Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	220		260

Series 2003-W8, Class 3F1, 0.52%, 5/25/2042 (a)	142		142

Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	187		219

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2003-W8, Class 2A, 7.00%, 10/25/2042	122		142

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	167		197

Series 2005-W3, Class 2AF, 0.34%, 3/25/2045 (a)	364		363

Series 2005-W4, Class 3A, 3.07%, 6/25/2045 (a)	807		860

Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	136		157

Series 2006-W2, Class 1AF1, 0.34%, 2/25/2046 (a)	185		185

FNMA, Grantor Trust, Whole Loan

Series 2001-T7, Class A1, 7.50%, 2/25/2041	311		375

Series 2001-T12, Class A2, 7.50%, 8/25/2041	203		242

Series 2001-T10, PO, 12/25/2041	12		12

Series 2002-T4, Class A2, 7.00%, 12/25/2041	128		151

Series 2002-T4, Class A3, 7.50%, 12/25/2041	294		353

Series 2002-T16, Class A2, 7.00%, 7/25/2042	113		136

Series 2002-T19, Class A2, 7.00%, 7/25/2042	286		343

Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	199		230

Series 2004-T3, Class PT1, 10.27%, 1/25/2044 (a)	159		193

FNMA, REMIC

Series 1991-44, Class G, 8.50%, 5/25/2021	—	(b)	—	(b)

Series 1991-60, Class PM, HB, 1,009.00%, 6/25/2021	—	(b)	—	(b)

Series G92-7, Class JQ, 8.50%, 1/25/2022	1		1

Series G92-14, Class Z, 7.00%, 2/25/2022	—	(b)	—	(b)

Series 2007-15, Class NO, PO, 3/25/2022	4		4

Series 1992-101, Class J, 7.50%, 6/25/2022	1		1

Series G92-42, Class Z, 7.00%, 7/25/2022	—	(b)	—	(b)

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(b)	—	(b)

Series 1996-59, Class J, 6.50%, 8/25/2022	1		1

Series G92-54, Class ZQ, 7.50%, 9/25/2022	1		1

Series G92-62, Class B, PO, 10/25/2022	1		1

Series G92-61, Class Z, 7.00%, 10/25/2022	5		6

Series G93-1, Class KA, 7.90%, 1/25/2023	5		5

Series 1993-108, Class D, PO, 2/25/2023	—	(b)	—	(b)

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Collateralized Mortgage Obligations — continued

Series 1993-27, Class S, IF, 9.57%, 2/25/2023 (a)	5		6

Series 1993-25, Class J, 7.50%, 3/25/2023	12		12

Series 1993-31, Class K, 7.50%, 3/25/2023	3		3

Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (a)	5		5

Series 1993-54, Class Z, 7.00%, 4/25/2023	26		27

Series 1993-62, Class SA, IF, 19.46%, 4/25/2023 (a)	1		2

Series 1998-43, Class SA, HB, IF, 20.48%, 4/25/2023 (a)	11		2

Series 1993-97, Class FA, 1.37%, 5/25/2023 (a)	1		1

Series 2008-47, Class SI, IF, IO, 6.38%, 6/25/2023 (a)	8		—	(b)

Series 1993-162, Class F, 1.07%, 8/25/2023 (a)	3		3

Series 1996-14, Class SE, IF, IO, 9.64%, 8/25/2023 (a)	21		2

Series 1993-228, Class G, PO, 9/25/2023	1		1

Series 1993-165, Class SD, IF, 13.88%, 9/25/2023 (a)	1		1

Series 2000-18, Class EC, PO, 10/25/2023	39		39

Series 1993-179, Class SB, HB, IF, 27.74%, 10/25/2023 (a)	6		7

Series 1993-230, Class FA, 0.73%, 12/25/2023 (a)	1		1

Series 2002-1, Class UD, HB, IF, 24.09%, 12/25/2023 (a)	9		11

Series 1994-26, Class J, PO, 1/25/2024	98		98

Series 2009-9, IO, 5.00%, 2/25/2024	—	(b)	—

Series 2009-12, IO, 4.50%, 3/25/2024	—	(b)	—	(b)

Series 1994-37, Class L, 6.50%, 3/25/2024	9		10

Series G94-7, Class PJ, 7.50%, 5/17/2024	54		58

Series 2004-53, Class NC, 5.50%, 7/25/2024	50		52

Series 1995-2, Class Z, 8.50%, 1/25/2025	3		3

Series 2006-72, Class HO, PO, 8/25/2026	48		46

Series 2006-94, Class GI, IF, IO, 6.53%, 10/25/2026 (a)	549		51

Series 2006-94, Class GK, HB, IF, 32.66%, 10/25/2026 (a)	23		33

Series G97-2, Class ZA, 8.50%, 2/17/2027	17		20

Series 1997-20, IO, 1.84%, 3/25/2027 (a)	3		—	(b)

Series 1997-27, Class J, 7.50%, 4/18/2027	4		4

Series 1997-24, Class Z, 8.00%, 4/18/2027	4		4

Series 1997-46, Class Z, 7.50%, 6/17/2027	101		113

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	3	—	(b)

Series 1998-30, Class ZA, 6.50%, 5/20/2028	221	251

Series 1998-36, Class ZB, 6.00%, 7/18/2028	29	33

Series 2002-7, Class FD, 0.82%, 4/25/2029 (a)	60	60

Series 1999-62, Class PB, 7.50%, 12/18/2029	24	28

Series 2000-52, IO, 8.50%, 1/25/2031	5	1

Series 2002-60, Class FA, 0.87%, 2/25/2031 (a)	203	205

Series 2002-60, Class FB, 0.87%, 2/25/2031 (a)	203	205

Series 2001-4, Class ZA, 6.50%, 3/25/2031	208	239

Series 2001-7, Class PF, 7.00%, 3/25/2031	17	20

Series 2002-50, Class ZA, 6.00%, 5/25/2031	296	335

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	26	4

Series 2001-49, Class LZ, 8.50%, 7/25/2031	44	52

Series 2001-38, Class FB, 0.62%, 8/25/2031 (a)	65	66

Series 2001-36, Class DE, 7.00%, 8/25/2031	39	46

Series 2001-44, Class PD, 7.00%, 9/25/2031	19	22

Series 2001-44, Class PU, 7.00%, 9/25/2031	28	34

Series 2001-53, Class FX, 0.47%, 10/25/2031 (a)	206	206

Series 2003-52, Class SX, HB, IF, 22.60%, 10/25/2031 (a)	10	15

Series 2001-61, Class Z, 7.00%, 11/25/2031	111	133

Series 2001-72, Class SX, IF, 17.19%, 12/25/2031 (a)	10	14

Series 2002-1, Class SA, HB, IF, 24.81%, 2/25/2032 (a)	5	8

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	119	4

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	6	8

Series 2002-30, Class Z, 6.00%, 5/25/2032	170	199

Series 2002-37, Class Z, 6.50%, 6/25/2032	12	13

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	243	36

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	289

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Collateralized Mortgage Obligations — continued

Series 2004-61, Class FH, 0.92%, 11/25/2032 (a)	1,044	1,062

Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,115	1,292

Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	42	49

Series 2004-59, Class BG, PO, 12/25/2032	56	52

Series 2002-77, Class S, IF, 14.27%, 12/25/2032 (a)	26	33

Series 2003-2, Class F, 0.87%, 2/25/2033 (a)	430	437

Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	222	13

Series 2003-22, Class UD, 4.00%, 4/25/2033	324	359

Series 2003-39, IO, 6.00%, 5/25/2033 (a)	18	3

Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	402	82

Series 2004-4, Class QI, IF, IO, 6.98%, 6/25/2033 (a)	72	3

Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	537	110

Series 2004-4, Class QM, IF, 13.96%, 6/25/2033 (a)	18	19

Series 2003-132, Class OA, PO, 8/25/2033	15	15

Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	42	3

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	178	30

Series 2003-74, Class SH, IF, 9.96%, 8/25/2033 (a)	27	32

Series 2003-86, Class ZA, 5.50%, 9/25/2033	198	227

Series 2003-91, Class SD, IF, 12.30%, 9/25/2033 (a)	29	35

Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,119	1,294

Series 2003-116, Class SB, IF, IO, 7.48%, 11/25/2033 (a)	208	41

Series 2006-44, Class P, PO, 12/25/2033	404	377

Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,198	1,414

Series 2004-87, Class F, 0.87%, 1/25/2034 (a)	162	165

Series 2003-130, Class SX, IF, 11.34%, 1/25/2034 (a)	9	11

Series 2003-131, Class SK, IF, 15.96%, 1/25/2034 (a)	19	21

Series 2004-46, Class EP, PO, 3/25/2034	116	115

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-28, Class PF, 0.52%, 3/25/2034 (a)	291	292

Series 2004-17, Class H, 5.50%, 4/25/2034	338	395

Series 2004-25, Class SA, IF, 19.20%, 4/25/2034 (a)	77	111

Series 2004-46, Class SK, IF, 16.18%, 5/25/2034 (a)	35	46

Series 2004-36, Class SA, IF, 19.20%, 5/25/2034 (a)	139	205

Series 2004-46, Class QB, HB, IF, 23.53%, 5/25/2034 (a)	58	88

Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,388	1,581

Series 2004-51, Class SY, IF, 14.00%, 7/25/2034 (a)	18	22

Series 2014-44, Class B, 2.50%, 8/25/2034	928	977

Series 2005-7, Class LO, PO, 2/25/2035	431	409

Series 2005-15, Class MO, PO, 3/25/2035	109	98

Series 2005-13, Class FL, 0.52%, 3/25/2035 (a)	86	87

Series 2005-74, Class SK, IF, 19.81%, 5/25/2035 (a)	164	208

Series 2005-56, Class S, IF, IO, 6.59%, 7/25/2035 (a)	259	54

Series 2005-66, Class SV, IF, IO, 6.63%, 7/25/2035 (a)	286	26

Series 2005-103, Class SC, IF, 11.06%, 7/25/2035 (a)	225	284

Series 2005-66, Class SG, IF, 17.08%, 7/25/2035 (a)	99	139

Series 2005-68, Class PG, 5.50%, 8/25/2035	236	269

Series 2005-73, Class PS, IF, 16.41%, 8/25/2035 (a)	69	91

Series 2005-90, PO, 9/25/2035	89	88

Series 2005-90, Class AO, PO, 10/25/2035	29	28

Series 2010-39, Class OT, PO, 10/25/2035	131	126

Series 2005-84, Class XM, 5.75%, 10/25/2035	130	148

Series 2005-90, Class ES, IF, 16.58%, 10/25/2035 (a)	223	309

Series 2005-106, Class US, HB, IF, 24.14%, 11/25/2035 (a)	139	204

Series 2006-8, Class WQ, PO, 3/25/2036	404	363

Series 2006-16, Class HZ, 5.50%, 3/25/2036	129	148

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-8, Class WN, IF, IO, 6.58%, 3/25/2036 (a)	1,480	338

Series 2006-23, Class KO, PO, 4/25/2036	57	55

Series 2006-27, Class OH, PO, 4/25/2036	123	116

Series 2006-44, Class GO, PO, 6/25/2036	163	153

Series 2006-50, Class JO, PO, 6/25/2036	97	90

Series 2006-50, Class PS, PO, 6/25/2036	140	135

Series 2006-53, Class US, IF, IO, 6.46%, 6/25/2036 (a)	257	50

Series 2006-113, PO, 7/25/2036	7	7

Series 2006-58, PO, 7/25/2036	160	149

Series 2006-58, Class AP, PO, 7/25/2036	59	54

Series 2006-65, Class QO, PO, 7/25/2036	66	62

Series 2006-56, Class FT, 0.87%, 7/25/2036 (a)	643	679

Series 2006-63, Class ZH, 6.50%, 7/25/2036	201	237

Series 2006-72, Class GO, PO, 8/25/2036	116	111

Series 2006-72, Class TO, PO, 8/25/2036	73	67

Series 2006-79, Class DO, PO, 8/25/2036	104	100

Series 2007-7, Class SG, IF, IO, 6.38%, 8/25/2036 (a)	254	75

Series 2006-77, Class PC, 6.50%, 8/25/2036	531	615

Series 2006-78, Class BZ, 6.50%, 8/25/2036	92	109

Series 2006-86, Class OB, PO, 9/25/2036	144	134

Series 2006-90, Class AO, PO, 9/25/2036	109	103

Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	773	161

Series 2006-110, PO, 11/25/2036	83	77

Series 2006-111, Class EO, PO, 11/25/2036	48	44

Series 2006-105, Class ME, 5.50%, 11/25/2036	802	929

Series 2006-115, Class OK, PO, 12/25/2036	175	160

Series 2006-119, PO, 12/25/2036	53	50

Series 2006-118, Class A2, 0.19%, 12/25/2036 (a)	89	88

Series 2006-120, Class PF, 0.37%, 12/25/2036 (a)	112	113

Series 2006-120, IO, 6.50%, 12/25/2036	309	59

Series 2006-117, Class GS, IF, IO, 6.53%, 12/25/2036 (a)	151	24

Series 2015-91, Class AC, 7.50%, 12/25/2036	2,197	2,659

Series 2006-126, Class AO, PO, 1/25/2037	306	281

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-1, Class SD, HB, IF, 38.29%, 2/25/2037 (a)	33	101

Series 2007-14, Class OP, PO, 3/25/2037	98	92

Series 2007-16, Class FC, 0.87%, 3/25/2037 (a)	39	41

Series 2009-63, Class P, 5.00%, 3/25/2037	17	19

Series 2007-22, Class SC, IF, IO, 5.96%, 3/25/2037 (a)	29	1

Series 2007-18, Class MZ, 6.00%, 3/25/2037	308	345

Series 2007-14, Class ES, IF, IO, 6.32%, 3/25/2037 (a)	3,648	671

Series 2007-39, Class EF, 0.37%, 5/25/2037 (a)	35	35

Series 2007-46, Class ZK, 5.50%, 5/25/2037	472	531

Series 2007-54, Class WI, IF, IO, 5.98%, 6/25/2037 (a)	332	67

Series 2007-72, Class EK, IF, IO, 6.28%, 7/25/2037 (a)	889	177

Series 2007-65, Class KI, IF, IO, 6.50%, 7/25/2037 (a)	197	36

Series 2007-60, Class AX, IF, IO, 7.03%, 7/25/2037 (a)	304	77

Series 2007-76, Class ZG, 6.00%, 8/25/2037	242	281

Series 2007-78, Class CB, 6.00%, 8/25/2037	78	91

Series 2007-79, Class SB, HB, IF, 23.59%, 8/25/2037 (a)	32	50

Series 2007-88, Class VI, IF, IO, 6.42%, 9/25/2037 (a)	132	29

Series 2009-86, Class OT, PO, 10/25/2037	464	423

Series 2007-100, Class SM, IF, IO, 6.33%, 10/25/2037 (a)	285	58

Series 2007-91, Class ES, IF, IO, 6.34%, 10/25/2037 (a)	443	95

Series 2007-112, Class SA, IF, IO, 6.33%, 12/25/2037 (a)	786	178

Series 2007-116, Class HI, IO, 1.45%, 1/25/2038 (a)	637	28

Series 2008-1, Class BI, IF, IO, 5.79%, 2/25/2038 (a)	243	47

Series 2008-12, Class CO, PO, 3/25/2038	523	491

Series 2008-16, Class IS, IF, IO, 6.08%, 3/25/2038 (a)	144	24

Series 2008-10, Class XI, IF, IO, 6.11%, 3/25/2038 (a)	129	24

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	291

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2008-20, Class SA, IF, IO, 6.87%, 3/25/2038 (a)	219	45

Series 2009-79, Class UA, 7.00%, 3/25/2038	24	27

Series 2008-32, Class SA, IF, IO, 6.73%, 4/25/2038 (a)	47	8

Series 2008-27, Class SN, IF, IO, 6.78%, 4/25/2038 (a)	81	15

Series 2008-44, PO, 5/25/2038	15	13

Series 2011-47, Class ZA, 5.50%, 7/25/2038	416	478

Series 2008-53, Class CI, IF, IO, 7.08%, 7/25/2038 (a)	115	21

Series 2008-80, Class SA, IF, IO, 5.73%, 9/25/2038 (a)	241	44

Series 2008-81, Class SB, IF, IO, 5.73%, 9/25/2038 (a)	166	28

Series 2008-80, Class GP, 6.25%, 9/25/2038	18	21

Series 2009-4, Class BD, 4.50%, 2/25/2039	27	30

Series 2009-6, Class GS, IF, IO, 6.43%, 2/25/2039 (a)	111	25

Series 2009-17, Class QS, IF, IO, 6.53%, 3/25/2039 (a)	119	20

Series 2009-62, Class HJ, 6.00%, 5/25/2039	89	94

Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	283	43

Series 2009-47, Class MT, 7.00%, 7/25/2039	18	22

Series 2009-69, PO, 9/25/2039	107	98

Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	182	31

Series 2009-84, Class WS, IF, IO, 5.78%, 10/25/2039 (a)	93	15

Series 2009-92, Class AD, 6.00%, 11/25/2039	166	182

Series 2009-103, Class MB, 2.92%, 12/25/2039 (a)	546	569

Series 2009-99, Class SC, IF, IO, 6.06%, 12/25/2039 (a)	71	11

Series 2009-99, Class WA, 6.30%, 12/25/2039 (a)	414	476

Series 2009-113, Class FB, 0.67%, 1/25/2040 (a)	144	146

Series 2009-112, Class ST, IF, IO, 6.13%, 1/25/2040 (a)	236	45

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-1, Class WA, 6.19%, 2/25/2040 (a)	791	899

Series 2010-23, Class KS, IF, IO, 6.98%, 2/25/2040 (a)	190	34

Series 2010-16, Class WB, 6.18%, 3/25/2040 (a)	1,447	1,663

Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	668	761

Series 2010-49, Class SC, IF, 12.42%, 3/25/2040 (a)	298	378

Series 2010-40, Class FJ, 0.72%, 4/25/2040 (a)	128	129

Series 2010-35, Class SB, IF, IO, 6.30%, 4/25/2040 (a)	206	34

Series 2010-43, Class FD, 0.72%, 5/25/2040 (a)	332	337

Series 2010-42, Class S, IF, IO, 6.28%, 5/25/2040 (a)	83	14

Series 2010-61, Class WA, 6.02%, 6/25/2040 (a)	257	298

Series 2010-68, Class SA, IF, IO, 4.88%, 7/25/2040 (a)	698	97

Series 2010-103, Class ME, 4.00%, 9/25/2040	719	783

Series 2010-111, Class AM, 5.50%, 10/25/2040	841	995

Series 2010-123, Class FL, 0.55%, 11/25/2040 (a)	76	77

Series 2010-125, Class SA, IF, IO, 4.32%, 11/25/2040 (a)	683	85

Series 2010-130, Class CY, 4.50%, 11/25/2040	2,721	3,093

Series 2010-147, Class SA, IF, IO, 6.41%, 1/25/2041 (a)	2,034	481

Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,949

Series 2011-30, Class LS, IO, 2.44%, 4/25/2041 (a)	481	34

Series 2011-75, Class FA, 0.67%, 8/25/2041 (a)	101	101

Series 2011-118, Class LB, 7.00%, 11/25/2041	741	903

Series 2011-118, Class MT, 7.00%, 11/25/2041	1,225	1,487

Series 2011-118, Class NT, 7.00%, 11/25/2041	1,232	1,469

Series 2013-2, Class LZ, 3.00%, 2/25/2043	412	413

Series 2013-4, Class AJ, 3.50%, 2/25/2043	2,355	2,485

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2013-92, PO, 9/25/2043	1,496	1,381

Series 2013-101, Class DO, PO, 10/25/2043	1,580	1,378

Series 2018-11, Class LA, 3.50%, 7/25/2045	3,790	3,958

Series 2018-63, Class DA, 3.50%, 9/25/2048	2,712	2,884

Series 2018-68, Class DZ, 4.00%, 9/25/2048	2,210	2,404

Series 2019-20, Class H, 3.50%, 5/25/2049	3,669	3,894

Series 2019-32, Class SD, IF, IO, 5.93%, 6/25/2049 (a)	8,236	1,500

Series 2010-103, Class SB, IF, IO, 5.98%, 11/25/2049 (a)	709	84

Series 2020-61, Class SB, IF, IO, 4.08%, 9/25/2050 (a)	16,643	2,012

Series 2011-2, Class WA, 5.86%, 2/25/2051 (a)	142	162

Series 2011-43, Class WA, 5.82%, 5/25/2051 (a)	192	224

Series 2011-58, Class WA, 5.43%, 7/25/2051 (a)	558	642

Series 2012-21, Class WA, 5.63%, 3/25/2052 (a)	833	970

Series 2019-7, Class CA, 3.50%, 11/25/2057	19,381	20,636

FNMA, REMIC Trust, Whole Loan

Series 2004-W4, Class A7, 5.50%, 6/25/2034	680	781

Series 2007-W2, Class 1A1, 0.44%, 3/25/2037 (a)	205	205

Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	116	130

Series 2007-W7, Class 1A4, HB, IF, 38.47%, 7/25/2037 (a)	16	28

Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	396	445

Series 2002-W10, IO, 0.91%, 8/25/2042 (a)	1,536	30

Series 2003-W4, Class 2A, 5.74%, 10/25/2042 (a)	24	28

Series 2003-W1, Class 1A1, 5.15%, 12/25/2042 (a)	178	195

Series 2003-W1, Class 2A, 5.64%, 12/25/2042 (a)	114	127

Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	395	473

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-W3, Class 2A, 6.00%, 9/25/2046	156	176

Series 2006-W3, Class 1AF1, 0.36%, 10/25/2046 (a)	120	119

Series 2009-W1, Class A, 6.00%, 12/25/2049	812	936

FNMA, REMIC, Whole Loan

Series 2007-101, Class A2, 0.34%, 6/27/2036 (a)	226	223

Series 2007-54, Class FA, 0.52%, 6/25/2037 (a)	122	124

Series 2007-64, Class FB, 0.49%, 7/25/2037 (a)	189	190

Series 2007-106, Class A7, 6.25%, 10/25/2037 (a)	57	66

Series 2003-7, Class A1, 6.50%, 12/25/2042	210	243

FNMA, STRIPS

Series 213, Class 2, IO, 8.00%, 3/25/2023	25	1

Series 218, Class 2, IO, 7.50%, 4/25/2023	38	2

Series 265, Class 2, 9.00%, 3/25/2024	1	1

Series 300, Class 1, PO, 9/25/2024	50	49

Series 293, Class 1, PO, 12/25/2024	97	95

Series 285, Class 1, PO, 2/25/2027	3	3

Series 331, Class 13, IO, 7.00%, 11/25/2032	122	23

Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	57	8

Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	127	16

Series 356, Class 3, IO, 5.00%, 1/25/2035	156	22

Series 365, Class 8, IO, 5.50%, 5/25/2036	199	40

Series 373, Class 1, PO, 7/25/2036	1,252	1,186

Series 374, Class 5, IO, 5.50%, 8/25/2036	74	13

Series 393, Class 6, IO, 5.50%, 4/25/2037	35	5

Series 383, Class 32, IO, 6.00%, 1/25/2038	176	40

Freedom Series 2021-SAVF 1, 0.00%, 6/25/2021 ‡	9,400	9,400

GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.48%, 6/19/2035 (a)	357	348

GNMA

Series 1999-4, Class ZB, 6.00%, 2/20/2029	59	59

Series 2001-35, Class SA, IF, IO, 8.14%, 8/16/2031 (a)	44	—	(b)

Series 2008-29, PO, 2/17/2033	5	5

Series 2003-24, PO, 3/16/2033	6	6

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	293

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	216	23

Series 2003-90, PO, 10/20/2033	17	17

Series 2010-41, Class WA, 5.83%, 10/20/2033 (a)	813	917

Series 2003-112, Class SA, IF, IO, 6.44%, 12/16/2033 (a)	249	28

Series 2004-28, Class S, IF, 19.37%, 4/16/2034 (a)	68	98

Series 2004-46, Class AO, PO, 6/20/2034	90	85

Series 2004-73, Class AE, IF, 14.63%, 8/17/2034 (a)	10	10

Series 2010-103, Class WA, 5.70%, 8/20/2034 (a)	415	475

Series 2004-73, Class JL, IF, IO, 6.44%, 9/16/2034 (a)	878	173

Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	21	22

Series 2004-90, Class SI, IF, IO, 5.99%, 10/20/2034 (a)	276	45

Series 2005-68, Class DP, IF, 16.17%, 6/17/2035 (a)	74	94

Series 2010-14, Class CO, PO, 8/20/2035	628	584

Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	825	130

Series 2005-72, Class AZ, 5.50%, 9/20/2035	525	597

Series 2005-68, Class KI, IF, IO, 6.19%, 9/20/2035 (a)	516	108

Series 2005-85, IO, 5.50%, 11/16/2035	211	26

Series 2010-14, Class BO, PO, 11/20/2035	99	92

Series 2006-16, Class OP, PO, 3/20/2036	90	84

Series 2006-22, Class AO, PO, 5/20/2036	61	59

Series 2006-38, Class SW, IF, IO, 6.39%, 6/20/2036 (a)	101	6

Series 2006-34, PO, 7/20/2036	52	49

Series 2006-59, Class SD, IF, IO, 6.59%, 10/20/2036 (a)	74	11

Series 2011-22, Class WA, 5.84%, 2/20/2037 (a)	1,146	1,319

Series 2007-57, PO, 3/20/2037	189	182

Series 2007-17, Class JO, PO, 4/16/2037	71	65

Series 2007-17, Class JI, IF, IO, 6.70%, 4/16/2037 (a)	518	115

Series 2010-129, Class AW, 5.94%, 4/20/2037 (a)	424	488

Series 2007-31, Class AO, PO, 5/16/2037	360	324

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-25, Class FN, 0.41%, 5/16/2037 (a)	54	54

Series 2007-28, Class BO, PO, 5/20/2037	12	11

Series 2007-26, Class SC, IF, IO, 6.09%, 5/20/2037 (a)	236	39

Series 2007-36, Class HO, PO, 6/16/2037	12	11

Series 2007-36, Class SE, IF, IO, 6.36%, 6/16/2037 (a)	240	31

Series 2007-36, Class SG, IF, IO, 6.36%, 6/20/2037 (a)	357	52

Series 2007-45, Class QA, IF, IO, 6.53%, 7/20/2037 (a)	104	16

Series 2007-40, Class SD, IF, IO, 6.64%, 7/20/2037 (a)	253	42

Series 2007-42, Class SB, IF, IO, 6.64%, 7/20/2037 (a)	252	42

Series 2007-50, Class AI, IF, IO, 6.66%, 8/20/2037 (a)	162	9

Series 2008-20, PO, 9/20/2037	26	26

Series 2007-53, Class SW, IF, 19.87%, 9/20/2037 (a)	32	43

Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	122	7

Series 2009-79, Class OK, PO, 11/16/2037	158	149

Series 2007-74, Class SL, IF, IO, 6.43%, 11/16/2037 (a)	673	90

Series 2007-76, Class SA, IF, IO, 6.42%, 11/20/2037 (a)	208	28

Series 2007-79, Class SY, IF, IO, 6.44%, 12/20/2037 (a)	284	42

Series 2008-2, Class MS, IF, IO, 7.05%, 1/16/2038 (a)	146	29

Series 2008-1, PO, 1/20/2038	35	33

Series 2015-137, Class WA, 5.53%, 1/20/2038 (a)	320	376

Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	480	62

Series 2008-10, Class S, IF, IO, 5.72%, 2/20/2038 (a)	112	15

Series 2009-106, Class ST, IF, IO, 5.89%, 2/20/2038 (a)	679	115

Series 2008-33, Class XS, IF, IO, 7.59%, 4/16/2038 (a)	125	21

Series 2012-52, Class WA, 6.19%, 4/20/2038 (a)	2,766	3,256

Series 2008-36, Class SH, IF, IO, 6.19%, 4/20/2038 (a)	251	1

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2008-40, Class SA, IF, IO, 6.29%, 5/16/2038 (a)	970	179

Series 2008-55, Class SA, IF, IO, 6.09%, 6/20/2038 (a)	122	20

Series 2008-62, Class SA, IF, IO, 6.04%, 7/20/2038 (a)	710	99

Series 2012-59, Class WA, 5.58%, 8/20/2038 (a)	500	577

Series 2008-71, Class SC, IF, IO, 5.89%, 8/20/2038 (a)	46	6

Series 2009-25, Class SE, IF, IO, 7.49%, 9/20/2038 (a)	120	19

Series 2011-97, Class WA, 6.11%, 11/20/2038 (a)	1,238	1,450

Series 2008-93, Class AS, IF, IO, 5.59%, 12/20/2038 (a)	191	25

Series 2011-163, Class WA, 5.88%, 12/20/2038 (a)	1,217	1,418

Series 2008-96, Class SL, IF, IO, 5.89%, 12/20/2038 (a)	138	13

Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	32	1

Series 2008-95, Class DS, IF, IO, 7.19%, 12/20/2038 (a)	481	80

Series 2009-6, Class SA, IF, IO, 5.99%, 2/16/2039 (a)	149	17

Series 2009-10, Class SA, IF, IO, 5.84%, 2/20/2039 (a)	265	39

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	824	125

Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	172	31

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	205	46

Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	62	9

Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	142	27

Series 2009-43, Class SA, IF, IO, 5.84%, 6/20/2039 (a)	174	24

Series 2009-42, Class SC, IF, IO, 5.97%, 6/20/2039 (a)	329	49

Series 2009-64, Class SN, IF, IO, 5.99%, 7/16/2039 (a)	289	40

Series 2009-54, Class JZ, 5.50%, 7/20/2039	1,245	1,442

Series 2009-67, Class SA, IF, IO, 5.94%, 8/16/2039 (a)	255	36

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-72, Class SM, IF, IO, 6.14%, 8/16/2039 (a)	460	73

Series 2009-104, Class AB, 7.00%, 8/16/2039	315	343

Series 2009-106, Class AS, IF, IO, 6.29%, 11/16/2039 (a)	529	98

Series 2015-91, Class W, 5.25%, 5/20/2040 (a)	908	1,047

Series 2013-75, Class WA, 5.14%, 6/20/2040 (a)	493	563

Series 2011-137, Class WA, 5.57%, 7/20/2040 (a)	1,763	2,063

Series 2010-130, Class CP, 7.00%, 10/16/2040	342	410

Series 2010-157, Class OP, PO, 12/20/2040	915	839

Series 2020-187, Class WA, 3.75%, 7/16/2041 (a)	7,231	7,938

Series 2011-100, Class MY, 4.00%, 7/20/2041	1,597	1,755

Series 2012-24, Class WA, 5.62%, 7/20/2041 (a)	2,387	2,766

Series 2013-26, Class AK, 4.70%, 9/20/2041 (a)	1,183	1,344

Series 2014-188, Class W, 4.59%, 10/20/2041 (a)	1,153	1,282

Series 2012-141, Class WA, 4.54%, 11/16/2041 (a)	3,585	4,003

Series 2012-141, Class WC, 3.68%, 1/20/2042 (a)	1,905	2,083

Series 2012-141, Class WB, 3.98%, 9/16/2042 (a)	2,723	3,037

Series 2012-138, Class PT, 4.00%, 11/16/2042 (a)	3,171	3,525

Series 2013-54, Class WA, 4.85%, 11/20/2042 (a)	1,835	2,084

Series 2017-99, Class PT, 6.02%, 8/20/2044 (a)	1,088	1,283

Series 2019-31, Class HC, 3.50%, 5/20/2046	5,002	5,172

Series 2018-160, Class PA, 3.50%, 7/20/2046	4,955	5,151

Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	3,239	357

Series 2019-111, IO, 5.00%, 4/20/2049	13,282	1,555

Series 2019-65, Class ST, IF, IO, 5.94%, 5/20/2049 (a)	15,693	2,361

Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	11,647	1,229

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	295

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2019-112, Class GS, IF, IO, 5.96%, 9/20/2049 (a)	4,670	652

Series 2019-112, Class SG, IF, IO, 5.99%, 9/20/2049 (a)	5,501	811

Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	10,826	1,553

Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	33,370	5,100

Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	24,822	3,681

Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	14,303	2,708

Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	18,611	3,459

Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	26,113	4,096

Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	19,984	3,127

Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	26,185	3,405

Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	29,190	4,438

Series 2020-149, Class SH, IF, IO, 3.54%, 10/20/2050 (a)	27,307	3,309

Series 2020-149, Class TS, IF, IO, 3.54%, 10/20/2050 (a)	22,761	3,010

Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	29,951	4,527

Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	23,064	3,203

Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	26,413	2,834

Series 2021-8, Class IH, IO, 3.00%, 1/20/2051	28,564	4,773

Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	17,005	2,742

Series 2012-H24, Class FG, 0.57%, 4/20/2060 (a)	20	20

Series 2013-H03, Class FA, 0.44%, 8/20/2060 (a)	6	6

Series 2013-H05, Class FB, 0.54%, 2/20/2062 (a)	34	34

Series 2013-H07, Class MA, 0.69%, 4/20/2062 (a)	8	8

Series 2012-H08, Class FC, 0.71%, 4/20/2062 (a)	2,490	2,498

Series 2013-H02, Class HF, 0.44%, 11/20/2062 (a)	14	14

Series 2013-H01, Class JA, 0.46%, 1/20/2063 (a)	2,900	2,895

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-H04, Class SA, 0.56%, 2/20/2063 (a)	1,876	1,877

Series 2013-H08, Class BF, 0.54%, 3/20/2063 (a)	1,040	1,040

Series 2013-H07, Class HA, 0.55%, 3/20/2063 (a)	3,343	3,344

Series 2013-H09, Class HA, 1.65%, 4/20/2063	395	396

Series 2014-H17, Class FC, 0.64%, 7/20/2064 (a)	710	712

Series 2015-H11, Class FC, 0.69%, 5/20/2065 (a)	31,653	31,824

Series 2015-H24, Class FA, 0.79%, 9/20/2065 (a)	2,080	2,098

Series 2015-H32, Class FH, 0.80%, 12/20/2065 (a)	3,431	3,462

Series 2016-H13, Class FD, 0.56%, 5/20/2066 (a)	4,511	4,476

Series 2016-H13, Class FT, 0.72%, 5/20/2066 (a)	1,950	1,955

Series 2016-H11, Class FD, 1.40%, 5/20/2066 (a)	1,920	1,922

Series 2016-H16, Class FC, 1.02%, 7/20/2066 (a)	6,305	6,307

Series 2016-H23, Class F, 0.89%, 10/20/2066 (a)	2,130	2,156

Series 2016-H26, Class FC, 1.14%, 12/20/2066 (a)	1,434	1,465

Series 2017-H05, Class FC, 0.89%, 2/20/2067 (a)	1,534	1,554

Series 2017-H08, Class XI, IO, 2.12%, 3/20/2067 (a)	6,036	593

Series 2017-H11, Class XI, IO, 2.27%, 5/20/2067 (a)	15,884	1,442

Series 2017-H14, Class XI, IO, 1.80%, 6/20/2067 (a)	6,877	533

Series 2017-H14, Class AI, IO, 2.19%, 6/20/2067 (a)	8,141	800

Series 2020-H11, Class GI, IO, 3.34%, 7/20/2067 (a)	7,153	585

Series 2017-H16, Class F, 0.59%, 8/20/2067 (a)	3,926	3,880

Series 2017-H17, Class FQ, 0.72%, 9/20/2067 (a)	5,106	5,083

Series 2017-H25, Class HI, IO, 2.13%, 10/20/2067 (a)	31,434	1,498

Series 2018-H04, Class FE, 1.86%, 2/20/2068 (a)	1,771	1,746

Series 2018-H13, Class DF, 0.56%, 7/20/2068 (a)	4,855	4,789

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2019-H09, Class IB, IO, 1.82%, 4/20/2069 (a)	19,580	771

Series 2019-H14, Class IE, IO, 0.92%, 5/20/2069 (a)	60,030	1,621

Series 2019-H10, Class IB, IO, 2.09%, 5/20/2069 (a)	27,044	1,224

Series 2019-H12, Class JI, IO, 2.06%, 7/20/2069 (a)	24,897	1,342

Series 2019-H14, Class KI, IO, 2.30%, 7/20/2069 (a)	17,124	1,046

Series 2019-H15, Class IJ, IO, 2.12%, 8/20/2069 (a)	18,773	1,359

Series 2019-H18, Class CI, IO, 1.11%, 10/20/2069 (a)	34,998	2,646

Series 2019-H18, Class KI, IO, 2.38%, 11/20/2069 (a)	19,463	1,162

Series 2020-H02, Class DI, IO, 2.12%, 12/20/2069 (a)	26,863	1,797

Series 2020-H04, Class FH, 0.74%, 2/20/2070 (a)	5,888	5,957

Series 2020-H05, Class FK, 0.72%, 3/20/2070 (a)	6,653	6,733

Series 2020-H05, IO, 2.26%, 3/20/2070 (a)	36,809	2,764

Series 2020-H07, Class DI, IO, 2.50%, 4/20/2070 (a)	50,727	4,017

Series 2020-H09, Class IE, IO, 2.26%, 5/20/2070 (a)	13,656	1,139

Series 2020-H13, Class EF, 0.66%, 8/20/2070 (a)	19,962	20,169

Series 2020-H13, Class FE, 0.66%, 8/20/2070 (a)	36,072	36,446

Series 2020-H19, Class FA, 0.61%, 11/20/2070 (a)	15,847	15,948

Series 2021-H01, Class AI, IO, 1.31%, 11/20/2070 (a)	113,724	9,465

Series 2020-H22, Class JI, IO, 0.98%, 12/20/2070 (a)	180,359	12,027

Series 2020-H22, Class IH, IO, 0.98%, 12/20/2070 (a)	14,896	1,009

Series 2020-H21, Class FL, 1.36%, 12/20/2070 (a)	19,490	20,584

Series 2021-H01, Class DI, IO, 1.78%, 12/20/2070 (a)	38,368	4,278

Series 2021-H02, Class JI, IO, 0.75%, 1/20/2071 (a)	35,163	2,279

Series 2021-H02, Class IH, IO, 0.88%, 1/20/2071 (a)	32,003	2,286

Series 2021-H02, Class IJ, IO, 0.97%, 1/20/2071 (a)	165,496	10,994

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2021-H02, Class F, 1.39%, 1/20/2071 (a)	40,947		43,372

Series 2021-H02, Class TF, 1.39%, 1/20/2071 (a)	11,871		12,585

Series 2021-H02, Class HI, IO, 1.44%, 1/20/2071 (a)	71,292		3,886

Series 2021-H03, Class IE, IO, 0.59%, 2/20/2071 (a)	12,736		661

Series 2021-H03, Class IN, IO, 0.70%, 2/20/2071 (a)	70,300		4,045

Series 2021-H03, Class NI, IO, 0.81%, 2/20/2071 (a)	42,235		2,860

Series 2021-H05, Class IQ, IO, 0.75%, 2/20/2071 (a) (c)	113,000		6,286

Series 2021-H03, Class IP, IO, 0.84%, 2/20/2071 (a)	55,885		3,716

Series 2021-H03, Class PI, IO, 0.94%, 2/20/2071 (a)	48,434		3,375

Series 2021-H03, Class LF, 1.40%, 2/20/2071 (a)	19,786		21,007

Series 2021-H05, Class QI, IO, 0.51%, 3/20/2071 (a) (c)	138,000		5,612

Gnr Frn

0.00%, 12/20/2070 (c) (j)	50,000		2,398

Goodgreen Trust

Series 2017-R1, 5.00%, 10/20/2051 ‡	2,211		2,203

GSMPS Mortgage Loan Trust

Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (d)	224		225

Series 2004-4, Class 1AF, 0.52%, 6/25/2034 (a) (d)	122		110

Series 2005-RP2, Class 1AF, 0.47%, 3/25/2035 (a) (d)	229		211

Series 2005-RP3, Class 1AF, 0.47%, 9/25/2035 (a) (d)	1,472		1,234

Series 2005-RP3, Class 1AS, IO, 4.25%, 9/25/2035 ‡ (a) (d)	669		79

Series 2006-RP2, Class 1AS2, IF, IO, 5.93%, 4/25/2036 ‡ (a) (d)	1,312		197

GSR Mortgage Loan Trust

Series 2003-6F, Class A2, 0.52%, 9/25/2032 (a)	—	(b)	—	(b)

Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	178		184

Series 2003-13, Class 1A1, 2.82%, 10/25/2033 (a)	40		42

Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	15		18

Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	276		287

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	297

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	252	259

Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	128	134

Series 2005-5F, Class 8A3, 0.62%, 6/25/2035 (a)	38	36

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	380	396

Series 2006-1F, Class 1AP, PO, 2/25/2036 ‡	98	75

Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,721	1,250

Headlands Residential LLC

Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (d) (e)	6,000	6,037

Series 2018-RPL1, Class A, 3.88%, 8/25/2024 (d) (e)	3,570	3,598

Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (d) (e)	3,325	3,352

Impac CMB Trust Series 2005-2, Class 2M1, 0.90%, 4/25/2035 ‡ (a)	54	52

Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	295	309

Impac Secured Assets Trust Series 2006-2, Class 2A1, 0.47%, 8/25/2036 (a)	70	70

IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.07%, 3/25/2036 (a)	106	95

JPMorgan Mortgage Trust

Series 2006-A2, Class 5A2, 2.54%, 11/25/2033 (a)	167	175

Series 2006-A2, Class 5A3, 2.54%, 11/25/2033 (a)	303	317

Series 2004-A3, Class 4A1, 3.26%, 7/25/2034 (a)	16	16

Series 2006-A3, Class 6A1, 3.02%, 8/25/2034 (a)	79	79

Series 2006-A2, Class 4A1, 3.06%, 8/25/2034 (a)	211	221

Series 2004-A4, Class 1A1, 2.88%, 9/25/2034 (a)	30	30

Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	8	8

Series 2005-A1, Class 3A4, 3.04%, 2/25/2035 (a)	147	146

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-A1, Class 5A2, 2.58%, 7/25/2035 (a)	94	96

Legacy Mortgage Asset Trust

Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (d) (e)	4,624	4,675

Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (d) (e)	4,956	4,955

Lehman Mortgage Trust

Series 2006-2, Class 1A1, 5.97%, 4/25/2036 (a)	210	178

Series 2007-6, Class 1A8, 6.00%, 7/25/2037	65	66

Series 2008-2, Class 1A6, 6.00%, 3/25/2038	395	225

LHOME Mortgage Trust

Series 2019-RTL2, Class A1, 3.84%, 3/25/2024 (d)	2,595	2,615

Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (d)	5,500	5,560

Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (d)	7,250	7,302

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 3.00%, 4/21/2034 (a)	59	60

Series 2004-3, Class 4A2, 2.70%, 4/25/2034 (a)	29	29

Series 2004-4, Class 2A1, 2.92%, 5/25/2034 (a)	18	18

Series 2004-13, Class 3A7, 3.18%, 11/21/2034 (a)	306	319

Series 2004-15, Class 3A1, 3.14%, 12/25/2034 (a)	103	99

MASTR Alternative Loan Trust

Series 2003-8, Class 5A1, 5.00%, 11/25/2018	1	1

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	5	5

Series 2003-4, Class 2A1, 6.25%, 6/25/2033	178	187

Series 2003-8, Class 3A1, 5.50%, 12/25/2033	21	21

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	50	51

Series 2004-1, Class 30, PO, 2/25/2034 ‡	44	39

Series 2004-3, Class 30, PO, 4/25/2034 ‡	99	83

Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034 ‡	60	10

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	143	147

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-5, Class 30, PO, 6/25/2034 ‡	116		96

Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034 ‡	32		5

Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034 ‡	50		7

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	539		567

Series 2004-7, Class 30, PO, 8/25/2034 ‡	29		24

Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034 ‡	142		20

Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035 ‡	942		151

MASTR Asset Securitization Trust

Series 2003-11, Class 15, PO, 12/25/2018 ‡	—	(b)	–	(b)

Series 2003-12, Class 6A1, 5.00%, 12/25/2033	46		47

Series 2004-P7, Class A6, 5.50%, 12/27/2033 (d)	49		49

Series 2004-1, Class 30, PO, 2/25/2034 ‡	6		5

Series 2004-3, PO, 3/25/2034 ‡	3		3

MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 0.47%, 5/25/2035 (a) (d)	1,396		765

MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (d)	81		68

Merrill Lynch Mortgage Investors Trust

Series 2003-A, Class 2A2, 1.02%, 3/25/2028 (a)	67		66

Series 2003-E, Class A1, 0.74%, 10/25/2028 (a)	322		326

Series 2003-F, Class A1, 0.76%, 10/25/2028 (a)	453		455

Series 2004-D, Class A2, 0.92%, 9/25/2029 (a)	234		228

Series 2004-E, Class A2A, 0.97%, 11/25/2029 (a)	91		94

Series 2003-A5, Class 2A6, 2.27%, 8/25/2033 (a)	121		121

Series 2004-A4, Class A2, 3.19%, 8/25/2034 (a)	191		198

Series 2004-1, Class 2A1, 2.25%, 12/25/2034 (a)	168		171

Merrill Lynch Mortgage Investors Trust MLMI

Series 2003-A4, Class 2A, 3.26%, 7/25/2033 (a)	53		52

Series 2005-A1, Class 3A, 2.84%, 12/25/2034 (a)	22		23

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.62%, 4/25/2034 (a)	249		267

MortgageIT Trust Series 2005-5, Class A1, 0.64%, 12/25/2035 (a)	53		53

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (d)	244		242

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	23		24

Series 2003-A1, Class A1, 5.50%, 5/25/2033	6		6

Series 2003-A1, Class A2, 6.00%, 5/25/2033	24		24

P-stla 7.25%, 10/11/2026 ‡	3,200		3,200

Prime Mortgage Trust

Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	186		189

Series 2005-4, Class 2, PO, 10/25/2035 ‡	77		68

PRPM Series 2019-GS1, Class A1, 3.50%, 10/25/2024 (a) (d)	2,039		2,064

PRPM LLC

Series 2020-5, Class A1, 3.10%, 11/25/2025 (d) (e)	7,157		7,228

Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (d)	15,000		14,992

RALI Trust

Series 2002-QS16, Class A3, IF, 16.38%, 10/25/2017 (a)	—	(b)	—	(b)

Series 2003-QS9, Class A3, IF, IO, 7.43%, 5/25/2018 ‡ (a)	1		—	(b)

Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(b)	—

Series 2003-QS12, Class A2A, IF, IO, 7.48%, 6/25/2018 ‡ (a)	—	(b)	—

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	3		2

Series 2004-QA4, Class NB3, 3.09%, 9/25/2034 ‡ (a)	220		221

Series 2004-QA6, Class NB2, 3.01%, 12/26/2034 (a)	73		66

Series 2005-QA6, Class A32, 4.41%, 5/25/2035 (a)	615		445

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	299

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-QA10, Class A31, 3.90%, 9/25/2035 (a)	76	67

Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	152	149

RBSSP Resecuritization Trust

Series 2009-12, Class 1A1, 5.33%, 11/25/2033 (a) (d)	73	73

Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (a) (d)	126	128

Repo Buyer 8.32%, 5/14/2022 ‡	5,499	5,499

Repo Buyer RRI Trust 3.06%, 4/14/2055 ‡	4,259	4,248

Residential Asset Securitization Trust

Series 2003-A5, Class A1, 5.50%, 6/25/2033	123	126

Series 2004-IP2, Class 1A1, 2.82%, 12/25/2034 (a)	327	345

Series 2005-A2, Class A4, IF, IO, 4.93%, 3/25/2035 ‡ (a)	1,816	317

Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036 ‡	717	138

Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	245	247

Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	219	174

RFMSI Trust Series 2005-SA4, Class 1A1, 2.95%, 9/25/2035 (a)	81	73

RMIP 5.60%, 8/25/2021 ‡	1,997	1,960

Seasoned Credit Risk Transfer Trust

Series 2017-4, Class MT, 3.50%, 6/25/2057 ‡	3,634	3,953

Series 2019-1, Class M55D, 4.00%, 7/25/2058	4,882	5,381

Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	3,859	4,250

Series 2019-4, Class M55D, 4.00%, 2/25/2059	3,771	4,159

Series 2020-1, Class M55G, 3.00%, 8/25/2059	6,044	6,419

Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	10,013	10,576

Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	18,228	19,188

Sequoia Mortgage Trust

Series 2003-1, Class 1A, 0.87%, 4/20/2033 (a)	210	213

Series 2004-8, Class A1, 0.81%, 9/20/2034 (a)	402	403

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-8, Class A2, 0.94%, 9/20/2034 (a)	352	358

Series 2004-9, Class A1, 0.79%, 10/20/2034 (a)	887	883

Series 2004-10, Class A1A, 0.73%, 11/20/2034 (a)	339	335

Structured Asset Mortgage Investments II Trust

Series 2004-AR5, Class 1A1, 0.77%, 10/19/2034 (a)	480	471

Series 2005-AR5, Class A3, 0.61%, 7/19/2035 (a)	755	764

Structured Asset Securities Corp. Series 2003-37A, Class 2A, 2.41%, 12/25/2033 (a)	608	609

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 2.81%, 11/25/2033 (a)	116	119

Thornburg Mortgage Securities Trust

Series 2003-4, Class A1, 0.76%, 9/25/2043 (a)	31	31

Series 2004-1, Class II2A, 1.75%, 3/25/2044 ‡ (a)	27	27

Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (e)	3,440	3,487

TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (d)	6,660	6,718

Vendee Mortgage Trust

Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	559	596

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	140	158

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	74	84

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	171	194

Series 1998-1, Class 2E, 7.00%, 3/15/2028	129	144

Vericrest Opportunity Loan Transferee Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (d) (e)	9,000	9,000

vMobo, Inc. 7.50%, 5/31/2024	10,100	10,100

VOLT PT 0.00%, 7/27/2023 ‡	4,098	4,019

VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (d) (e)	3,926	3,929

VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 3/27/2051 (d) (e)	14,645	14,637

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (d) (e)	16,600	16,595

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-S1, Class A5, 5.50%, 4/25/2033	159	164

Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	67	69

Series 2003-AR7, Class A7, 2.71%, 8/25/2033 (a)	168	172

Series 2003-AR8, Class A, 2.92%, 8/25/2033 (a)	132	136

Series 2003-AR9, Class 2A, 2.78%, 9/25/2033 (a)	103	101

Series 2003-AR9, Class 1A6, 2.79%, 9/25/2033 (a)	519	525

Series 2003-S9, Class P, PO, 10/25/2033 ‡	9	8

Series 2003-AR11, Class A6, 2.78%, 10/25/2033 (a)	327	334

Series 2003-S9, Class A8, 5.25%, 10/25/2033	371	382

Series 2004-AR3, Class A1, 3.62%, 6/25/2034 (a)	30	30

Series 2004-AR3, Class A2, 3.62%, 6/25/2034 (a)	200	206

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	524	540

Series 2006-AR10, Class 2P, 3.06%, 9/25/2036 ‡ (a)	41	34

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-1, Class 1A1, 5.50%, 3/25/2035	50	50

Series 2005-2, Class 1A4, IF, IO, 4.93%, 4/25/2035 ‡ (a)	2,525	332

Series 2005-4, Class CB7, 5.50%, 6/25/2035	323	308

Series 2005-6, Class 2A4, 5.50%, 8/25/2035	231	228

Series 2005-11, Class A4, IF, IO, 4.83%, 1/25/2036 ‡ (a)	3,695	491

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	191	206

Wells Fargo Mortgage-Backed Securities Trust

Series 2004-U, Class A1, 3.27%, 10/25/2034 (a)	395	392

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-7, Class A7, 6.00%, 6/25/2037	157	157

Total Collateralized Mortgage Obligations (Cost $1,041,782)		1,060,948

Asset-Backed Securities — 7.9%

ABFC Trust Series 2005-AQ1, Class A4, 5.51%, 1/25/2034 ‡ (e)	78	78

Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 ‡ (d)	2,114	2,187

Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (d) (e)	9,320	9,306

American Homes 4 Rent

Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (d)	1,786	1,928

Series 2015-SFR1, Class D, 4.41%, 4/17/2052 ‡ (d)	4,390	4,693

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (d)	3,975	4,326

American Homes 4 Rent Trust

Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (d)	3,061	3,286

Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (d)	4,085	4,451

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (d)	1,500	1,652

Series 2014-SFR3, Class B, 4.20%, 12/17/2036 ‡ (d)	4,350	4,644

Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (d)	1,570	1,693

Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (d)	3,650	3,973

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (d)	3,172	3,525

Series 2015-SFR2, Class A, 3.73%, 10/17/2052 ‡ (d)	1,815	1,972

Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (d)	3,100	3,409

Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (d)	3,600	4,005

B2R Mortgage Trust Series 2016-1, Class B, 3.87%, 6/15/2049 ‡ (d)	1,583	1,582

Camillo Issuer LLC

Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	3,789	3,889

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	301

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (d)	2,777	2,857

Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (d)	1,144	1,165

CARS-DB4 LP Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (d)	11,500	11,890

CFMT LLC Series 2019-HB1, Class A, 2.39%, 12/25/2029 ‡ (a) (d)	8,192	8,233

Chase Funding Trust

Series 2002-3, Class 1A5, 5.91%, 6/25/2032 ‡ (e)	733	736

Series 2003-4, Class 1A5, 5.08%, 5/25/2033 ‡ (e)	378	391

Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (e)	251	264

Colony American Finance Ltd. (Cayman Islands) Series 2016-2, Class A, 2.55%, 11/15/2048 (d)	956	957

CoreVest American Finance Trust

Series 2017-2, Class M, 5.62%, 12/25/2027 ‡ (d)	2,200	2,406

Series 2019-3, Class XB, IO, 1.39%, 10/15/2052 (a) (d)	27,000	2,387

Series 2019-3, Class XA, IO, 2.03%, 10/15/2052 (a) (d)	20,290	1,512

Series 2019-3, Class A, 2.71%, 10/15/2052 (d)	2,647	2,777

Diamond Resorts Owner Trust

Series 2017-1A, Class A, 3.27%, 10/22/2029 (d)	507	517

Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (d)	346	350

Series 2018-1, Class B, 4.19%, 1/21/2031 ‡ (d)	2,016	2,113

Series 2019-1A, Class A, 2.89%, 2/20/2032 (d)	3,923	4,061

Series 2019-1A, Class B, 3.53%, 2/20/2032 ‡ (d)	3,271	3,364

Series 2019-1A, Class C, 4.02%, 2/20/2032 ‡ (d)	3,214	3,209

Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (d) (e)	7,300	7,300

E3 (Cayman Islands)

Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (d)	2,187	2,214

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (d)	1,382	1,396

Finance of America HECM Buyout

Series 2021-HB1, Class A, 0.88%, 2/25/2031 (a) (d)	13,700	13,713

Series 2021-HB1, Class M1, 1.59%, 2/25/2031 (a) (d)	2,050	2,052

Series 2021-HB1, Class M3, 3.64%, 2/25/2031 (a) (d)	2,700	2,703

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	5,858	6,371

FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (e)	45	48

FORT CRE LLC Series 2018-1A, Class C, 2.95%, 11/16/2035 ‡ (a) (d)	900	880

Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (d)	632	626

Goodgreen Series 2019-2A, Class A, 2.76%, 10/15/2054 (d)	2,587	2,647

Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (d)	363	379

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (d)	1,218	1,266

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (d)	1,158	1,166

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (d)	1,517	1,549

HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (d)	1,032	1,068

HERO Funding Trust

Series 2015-1A, Class A, 3.84%, 9/21/2040 (d)	29	31

Series 2016-2A, Class A, 3.75%, 9/20/2041 (d)	1,187	1,238

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (d)	802	820

Series 2016-4A, Class A1, 3.57%, 9/20/2047 (d)	2,441	2,547

Series 2016-4A, Class A2, 4.29%, 9/20/2047 (d)	2,441	2,574

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (d)	1,101	1,168

Series 2017-2A, Class A1, 3.28%, 9/20/2048 (d)	1,707	1,747

HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (d)	76	72

Hilton Grand Vacations Trust Series 2020-AA, Class B, 4.22%, 2/25/2039 ‡ (d)	3,508	3,757

HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039 ‡ (d)	3,530	3,597

Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.52%, 3/25/2036 ‡ (a)	28	28

Home Partners of America Trust Series 2019-1, Class E, 3.60%, 9/17/2039 (d)	4,106	4,155

KGS-Alpha SBA COOF Trust

Series 2012-3, Class A, IO, 0.53%, 9/25/2026 ‡ (a) (d)	133	1

Series 2012-4, Class A, IO, 0.89%, 9/25/2037 ‡ (a) (d)	7,171	180

Series 2012-6, Class A, IO, 0.66%, 5/25/2039 ‡ (a) (d)	5,149	74

Series 2015-2, Class A, IO, 3.18%, 7/25/2041 ‡ (a) (d)	820	94

Lakeview CDO LLC

1.87%, 11/10/2032 ‡ (a)	6,203	6,203

2.37%, 11/10/2032 ‡ (a)	4,620	4,620

Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 0.87%, 2/25/2034 ‡ (a)	466	465

LV Tower 52 Issuer

Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (d)	1,638	1,652

Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (d)	668	673

Madison Avenue Manufactured Housing Contract Trust Series 2002-A, IO, 0.30%, 3/25/2032 ‡	48,635	314

Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (d)	1,419	1,513

Mid-State Capital Trust

Series 2010-1, Class A, 3.50%, 12/15/2045 (d)	230	234

Series 2010-1, Class M, 5.25%, 12/15/2045 ‡ (d)	354	364

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

MVW LLC

Series 2020-1A, Class B, 2.73%, 10/20/2037 ‡ (d)	2,580	2,637

Series 2020-1A, Class C, 4.21%, 10/20/2037 ‡ (d)	1,720	1,809

Nationstar HECM Loan Trust Series 2020-1A, Class A1, 1.27%, 9/25/2030 (a) (d)	5,727	5,737

New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 ‡ (e)	222	228

NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	7,482	7,517

NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (d)	7,009	7,046

Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 4/9/2038 ‡ (d)	4,231	4,379

Pretium Mortgage Credit Partners I LLC

Series 2019-CFL1, Class A1, 3.72%, 1/25/2059 ‡ (d) (e)	4,639	4,646

Series 2020-NPL1, Class A1, 2.86%, 5/27/2059 (d) (e)	7,560	7,587

Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (d) (e)	4,840	4,844

Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (d) (e)	4,640	4,686

Progress Residential Series 2021-SFR1, Class D, 1.81%, 4/17/2038 (d)	4,000	3,987

Progress Residential Trust

Series 2019-SFR1, Class E, 4.47%, 8/17/2035 ‡ (d)	6,400	6,572

Series 2019-SFR2, Class E, 4.14%, 5/17/2036 ‡ (d)	6,285	6,453

Series 2019-SFR3, Class E, 3.37%, 9/17/2036 ‡ (d)	7,300	7,453

Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (d)	1,325	1,350

PRPM LLC

Series 2019-3A, Class A1, 3.35%, 7/25/2024 ‡ (d) (e)	7,439	7,480

Series 2019-4A, Class A1, 3.35%, 11/25/2024 ‡ (d) (e)	5,578	5,602

Series 2020-1A, Class A1, 2.98%, 2/25/2025 ‡ (d) (e)	4,748	4,760

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	303

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	479	186

Renew (Cayman Islands)

Series 2017-1A, Class A, 3.67%, 9/20/2052 (d)	467	484

Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (d)	296	304

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.08%, 1/25/2036 ‡ (e)	66	66

Sierra Timeshare Receivables Funding LLC

Series 2018-3A, Class C, 4.17%, 9/20/2035 ‡ (d)	379	393

Series 2019-1A, Class C, 3.77%, 1/20/2036 ‡ (d)	1,566	1,613

Series 2019-3A, Class B, 2.75%, 8/20/2036 ‡ (d)	5,005	5,122

Structured Asset Securities Corp. Pass-Through Certificates

Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	85	82

Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	273	264

Towd Point Mortgage Trust Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (d) (e)	9,200	9,316

VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (d) (e)	14,561	14,564

Vericrest Opportunity Loan Trust

Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049 ‡ (d) (e)	3,500	3,505

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (d) (e)	2,705	2,714

Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (d) (e)	8,010	8,017

Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050 ‡ (d) (e)	3,524	3,538

Series 2020-NPL5, Class A1B, 3.47%, 3/25/2050 ‡ (d) (e)	4,258	4,251

VMD-WL1 4.71%, 2/28/2021	6,515	6,499

VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/27/2049 ‡ (d) (e)	2,967	2,977

VOLT LXXXV LLC

Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (d) (e)	6,380	6,404

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-NPL1, Class A1B, 3.72%, 1/25/2050 ‡ (d) (e)	7,500	7,517

VOLT LXXXVII LLC

Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (d) (e)	5,893	5,913

Series 2020-NPL3, Class A1B, 3.67%, 2/25/2050 ‡ (d) (e)	4,000	4,005

VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, 2.98%, 3/25/2050 ‡ (d) (e)	5,936	5,953

VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050 ‡ (d) (e)	8,177	8,209

VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036 (d)	671	709

Welk Resorts LLC

Series 2019-AA, Class A, 2.80%, 6/15/2038 (d)	3,286	3,434

Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (d)	3,250	3,353

Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (d)	3,973	4,199

Total Asset-Backed Securities (Cost $394,540)		401,651

Commercial Mortgage-Backed Securities — 5.9%

ACRE Commercial Mortgage Ltd. (Cayman Islands)

Series 2021-FL4, Class A, 0.94%, 12/18/2037 (a) (d)	12,670	12,670

Series 2021-FL4, Class B, 1.51%, 12/18/2037 (a) (d)	2,000	1,998

BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (a) (d)	2,500	2,602

BAMLL Re-REMIC Trust

Series 2016-FR16, Class A, 0.49%, 5/27/2021 (a) (d)	1,985	1,981

Series 2014-FRR5, Class AK30, PO, 6/27/2045 (d)	4,500	4,272

Series 2016-FR13, Class A, 1.56%, 8/27/2045 (a) (d)	6,365	6,225

Series 2015-FR11, Class AK25, 2.48%, 9/27/2045 (a) (d)	4,500	4,524

Series 2014-FRR8, Class A, 2.11%, 11/26/2047 (a) (d)	3,585	3,302

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 2.46%, 3/15/2036 ‡ (a) (d)	2,000	1,980

BB-UBS Trust

Series 2012-TFT, Class A, 2.89%, 6/5/2030 (d)	966	958

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (d)	4,100	4,304

Series 2012-SHOW, Class E, 4.03%, 11/5/2036 (a) (d)	3,575	2,931

BPR Trust Series 2021-KEN, Class A, 1.40%, 2/15/2029 (a) (d)	7,855	7,855

Commercial Mortgage Trust

Series 2013-300P, Class A1, 4.35%, 8/10/2030 (d)	1,500	1,606

Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (a) (d)	1,247	1,280

Series 2020-SBX, Class D, 2.32%, 1/10/2038 ‡ (a) (d)	4,000	3,985

Series 2013-CR9, Class XB, IO, 0.22%, 7/10/2045 ‡ (a) (d)	140,329	747

Series 2012-CR2, Class XA, IO, 1.62%, 8/15/2045 ‡ (a)	4,571	71

Series 2014-CR19, Class A5, 3.80%, 8/10/2047	1,500	1,643

Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,542	1,708

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	1,562	1,734

CSAIL Commercial Mortgage Trust

Series 2017-CX10, Class UESB, 4.24%, 10/15/2032 ‡ (a) (d)	7,969	8,205

Series 2017-CX10, Class UESC, 4.24%, 10/15/2032 ‡ (a) (d)	2,900	2,832

CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (d)	1,700	1,575

DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (d)	1,066	1,057

FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 2.04%, 1/25/2051 (a) (d)	10,431	10,567

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ09, Class A2, 2.84%, 9/25/2022	859	883

Series KJ07, Class A2, 2.31%, 12/25/2022	3,017	3,100

Series KS01, Class A2, 2.52%, 1/25/2023	1,770	1,815

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series Q013, Class XPT1, IO, 1.66%, 5/25/2025	85,262	2,607

Series KPLB, Class A, 2.77%, 5/25/2025	321	342

Series K065, Class A2, 3.24%, 4/25/2027	1,848	2,074

Series Q013, Class XPT2, IO, 1.81%, 5/25/2027	65,211	2,671

Series K065, Class AM, 3.33%, 5/25/2027	993	1,117

Series K740, Class XAM, IO, 1.11%, 10/25/2027 (a)	33,000	2,280

Series K077, Class AM, 3.85%, 5/25/2028 (a)	4,025	4,695

Series KL06, Class XFX, IO, 1.36%, 12/25/2029	33,095	3,157

FNMA ACES

Series 2016-M2, Class AV2, 2.15%, 1/25/2023	2,612	2,669

Series 2014-M3, Class A2, 3.49%, 1/25/2024 (a)	1,502	1,611

Series 2014-M9, Class A2, 3.10%, 7/25/2024 (a)	4,069	4,363

Series 2015-M3, Class A2, 2.72%, 10/25/2024	2,744	2,902

Series 2015-M7, Class A2, 2.59%, 12/25/2024	1,028	1,089

Series 2015-M2, Class A3, 3.03%, 12/25/2024 (a)	1,825	1,961

Series 2015-M13, Class A2, 2.71%, 6/25/2025 (a)	3,083	3,311

Series 2016-M6, Class A2, 2.49%, 5/25/2026	2,900	3,086

Series 2017-M3, Class A2, 2.48%, 12/25/2026 (a)	1,890	2,012

Series 2017-M15, Class A2, 2.96%, 9/25/2027 (a)	5,000	5,484

Series 2018-M7, Class A2, 3.05%, 3/25/2028 (a)	4,377	4,834

Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	11,336	11,072

Series 2019-M1, Class A2, 3.55%, 9/25/2028 (a)	4,615	5,295

Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	1,330	1,329

Series 2020-M38, Class X2, IO, 1.99%, 11/25/2028 (a)	5,625	726

Series 2018-M3, Class A2, 3.09%, 2/25/2030 (a)	1,255	1,421

Series 2020-M39, Class X1, IO, 2.02%, 7/25/2030 (a)	51,521	6,976

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	305

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2020-M50, Class A1, 0.67%, 10/25/2030	375	368

Series 2020-M50, Class A2, 1.20%, 10/25/2030	130	128

Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (a)	2,156	252

Series 2021-M4, Class A1, 0.96%, 2/25/2031	18,750	18,470

Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	3,508	3,477

Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (a)	15,493	2,224

FREMF Mortgage Trust

Series 2014-K39, Class C, 4.15%, 8/25/2047 (a) (d)	3,099	3,322

Series 2014-K41, Class C, 3.83%, 11/25/2047 (a) (d)	1,830	1,964

Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (d)	1,626	1,741

Series 2015-K44, Class B, 3.68%, 1/25/2048 (a) (d)	3,790	4,108

Series 2015-K44, Class C, 3.68%, 1/25/2048 (a) (d)	4,095	4,330

Series 2015-K45, Class B, 3.59%, 4/25/2048 (a) (d)	5,075	5,490

Series 2015-K46, Class C, 3.69%, 4/25/2048 (a) (d)	3,000	3,184

Series 2015-K48, Class B, 3.64%, 8/25/2048 (a) (d)	5,545	5,990

Series 2015-K48, Class C, 3.64%, 8/25/2048 (a) (d)	6,175	6,537

Series 2015-K49, Class C, 3.72%, 10/25/2048 (a) (d)	3,000	3,186

Series 2015-K50, Class B, 3.78%, 10/25/2048 (a) (d)	2,100	2,288

Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (d)	1,000	1,098

Series 2016-K722, Class B, 3.85%, 7/25/2049 (a) (d)	5,250	5,549

Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (d)	1,902	2,060

GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 1.11%, 11/10/2039 ‡ (a) (d)	1,919	4

JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 2.16%, 12/27/2046 (a) (d)	3,500	3,340

JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class X1, IO, 0.33%, 6/12/2043 ‡ (a)	3,918	2

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (d)	2,686	3,015

LB-UBS Commercial Mortgage Trust Series 2006-C1, Class XCL, IO, 0.37%, 2/15/2041 ‡ (a) (d)	2,432	2

Morgan Stanley Capital I Trust Series 2012-C4, Class A3, 2.99%, 3/15/2045	17	17

MRCD MARK Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (d)	5,000	5,235

Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (d)	7,000	6,960

Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.82%, 10/15/2049 ‡ (a) (d)	6,569	6,577

PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 2.76%, 4/14/2036 ‡ (a) (d)	3,000	2,963

RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (d)	2,123	2,182

UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.06%, 5/10/2045 (a) (d)	5,517	71

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (d)	3,015	3,041

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	894

Series 2012-C2, Class XA, IO, 1.29%, 5/10/2063 ‡ (a) (d)	9,985	135

Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,300	1,337

VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (d)	2,991	3,094

Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (a) (d)	461	–	(b)

Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 1.30%, 2/15/2040 (a) (d)	5,045	5,054

WFRBS Commercial Mortgage Trust

Series 2011-C3, Class A4, 4.38%, 3/15/2044 (d)	204	204

Series 2013-C11, Class D, 4.26%, 3/15/2045 ‡ (a) (d)	750	731

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,123	1,133

Total Commercial Mortgage-Backed Securities (Cost $285,348)		299,251

U.S. Treasury Obligations — 0.7%

U.S. Treasury Notes

1.75%, 7/31/2024	25,000	26,172

0.88%, 11/15/2030	10,780	10,278

U.S. Treasury STRIPS Bonds 7.36%, 11/15/2030 (g)	150	129

Total U.S. Treasury Obligations (Cost $36,979)		36,579

	SHARES (000)
Short-Term Investments — 21.7%

Investment Companies — 21.7%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (h) (i) (Cost $1,109,252)	1,108,662	1,109,217

Total Investments — 114.3% (Cost $5,752,502)		5,835,736
Liabilities in Excess of Other Assets — (14.3)%		(729,502)

Net Assets — 100.0%		5,106,234

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2021.
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(b)	Amount rounds to less than one thousand.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(f)	Defaulted security.
(g)	The rate shown is the effective yield as of February 28, 2021.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2021.
(j)	Security details not available until settlement. Security has not settled as of the date when this report was issued.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	307

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 30.9%

Aerospace & Defense — 0.7%

Boeing Co. (The)

1.17%, 2/4/2023	4,065	4,082

1.43%, 2/4/2024	20,280	20,316

4.88%, 5/1/2025	20,100	22,472

Leidos, Inc. 2.95%, 5/15/2023 (a)	4,150	4,352

Northrop Grumman Corp. 2.55%, 10/15/2022	10,185	10,521

		61,743

Auto Components — 0.1%

Toyota Industries Corp. (Japan) 3.11%, 3/12/2022 (a)	4,050	4,154

Automobiles — 1.9%

BMW US Capital LLC (Germany)

1.85%, 9/15/2021 (a)	1,826	1,839

3.80%, 4/6/2023 (a)	16,490	17,609

Daimler Finance North America LLC (Germany)

2.85%, 1/6/2022 (a)	1,178	1,203

3.40%, 2/22/2022 (a)	5,000	5,147

0.75%, 3/1/2024 (a)	20,000	20,033

2.70%, 6/14/2024 (a)	6,150	6,520

General Motors Co. 6.13%, 10/1/2025	18,140	21,595

Hyundai Capital America

3.95%, 2/1/2022 (a)	1,500	1,540

3.00%, 6/20/2022 (a)	1,445	1,483

2.85%, 11/1/2022 (a)	7,987	8,236

2.38%, 2/10/2023 (a)	7,302	7,514

5.75%, 4/6/2023 (a)	7,500	8,260

1.80%, 10/15/2025 (a)	8,440	8,470

1.30%, 1/8/2026 (a)	5,075	5,006

Nissan Motor Co. Ltd. (Japan) 3.52%, 9/17/2025 (a)	21,920	23,344

Volkswagen Group of America Finance LLC (Germany)

4.00%, 11/12/2021 (a)	2,700	2,769

2.90%, 5/13/2022 (a)	13,965	14,374

3.13%, 5/12/2023 (a)	2,359	2,486

4.25%, 11/13/2023 (a)	4,700	5,143

		162,571

Banks — 13.0%

ABN AMRO Bank NV (Netherlands) 3.40%, 8/27/2021 (a)	3,700	3,757

AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	11,415	12,544

(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	14,465	15,821

ANZ New Zealand Int’l Ltd. (New Zealand) 2.88%, 1/25/2022 (a)	3,000	3,071

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Australia & New Zealand Banking Group Ltd. (Australia) 4.50%, 3/19/2024 (a)	1,000	1,101

Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	21,200	21,373

Banco Santander SA (Spain)

2.71%, 6/27/2024	15,000	15,927

2.75%, 5/28/2025	4,400	4,663

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (b)	13,625	13,716

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (b)	5,370	5,498

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	5,450	5,696

(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (b)	13,480	14,522

(SOFR + 0.91%), 0.98%, 9/25/2025 (b)	15,110	15,193

(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	14,105	14,206

Bank of New Zealand (New Zealand) 2.00%, 2/21/2025 (a)	7,750	8,058

Bank of Nova Scotia (The) (Canada)

2.00%, 11/15/2022	14,818	15,232

1.95%, 2/1/2023	2,285	2,356

Banque Federative du Credit Mutuel SA (France)

2.70%, 7/20/2022 (a)	6,000	6,196

2.13%, 11/21/2022 (a)	11,835	12,201

3.75%, 7/20/2023 (a)	1,480	1,596

Barclays Bank plc (United Kingdom)

10.18%, 6/12/2021 (a)	2,080	2,135

1.70%, 5/12/2022	7,470	7,584

Barclays plc (United Kingdom)

3.68%, 1/10/2023	2,835	2,911

(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (b)	7,355	7,636

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	14,600	14,675

(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (b)	12,500	13,611

BBVA USA

3.50%, 6/11/2021	2,820	2,837

2.88%, 6/29/2022	3,824	3,944

BNP Paribas SA (France)

3.50%, 3/1/2023 (a)	2,100	2,225

3.80%, 1/10/2024 (a)	14,267	15,463

3.38%, 1/9/2025 (a)	8,424	9,122

4.38%, 9/28/2025 (a)	4,883	5,473

(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	8,200	8,122

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022 (a)	5,410	5,544

Canadian Imperial Bank of Commerce (Canada) 0.95%, 6/23/2023	4,480	4,531

(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b)	2,500	2,578

3.10%, 4/2/2024	4,805	5,155

Citigroup, Inc. 2.70%, 10/27/2022	2,500	2,593

(SOFR + 0.87%), 2.31%, 11/4/2022 (b)	3,960	4,008

(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (b)	13,924	14,264

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	6,966	7,197

(SOFR + 0.69%), 0.78%, 10/30/2024 (b)	12,175	12,238

(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	8,525	9,166

(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	13,725	13,543

Citizens Bank NA 2.55%, 5/13/2021	3,640	3,650

Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,620	1,631

Cooperatieve Rabobank UA (Netherlands)

2.75%, 1/10/2022	500	511

3.88%, 2/8/2022	2,000	2,068

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (b)	10,550	10,486

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027 (a) (b)	16,355	16,250

Credit Agricole SA (France)

3.38%, 1/10/2022 (a)	5,000	5,133

3.75%, 4/24/2023 (a)	8,885	9,498

4.38%, 3/17/2025 (a)	6,310	6,972

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	12,090	12,410

Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	3,000	3,150

Danske Bank A/S (Denmark)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (b)	18,115	18,224

Discover Bank 3.20%, 8/9/2021	3,000	3,030

DNB Bank ASA (Norway)

2.15%, 12/2/2022 (a)	14,706	15,177

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	14,945	14,898

Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025 (a)	4,430	4,596

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Fifth Third Bancorp

3.50%, 3/15/2022	1,000	1,030

2.60%, 6/15/2022	6,850	7,038

2.38%, 1/28/2025	3,196	3,353

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (b)	5,218	5,373

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (b)	6,364	6,638

(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	15,272	15,444

HSBC USA, Inc. 9.30%, 6/1/2021	1,400	1,431

ING Groep NV (Netherlands) 4.10%, 10/2/2023	16,770	18,303

KeyBank NA 2.50%, 11/22/2021	750	761

Lloyds Bank plc (United Kingdom)

3.30%, 5/7/2021	13,774	13,851

2.25%, 8/14/2022	600	616

Lloyds Banking Group plc (United Kingdom) 3.00%, 1/11/2022	1,200	1,227

(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023 (b)	17,350	17,776

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (b)	6,845	6,915

4.05%, 8/16/2023	15,000	16,274

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (b)	5,850	6,413

4.58%, 12/10/2025	5,977	6,765

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.54%, 7/26/2021	1,600	1,621

3.22%, 3/7/2022	1,400	1,441

2.62%, 7/18/2022	800	825

2.67%, 7/25/2022	3,535	3,649

3.76%, 7/26/2023	4,272	4,600

3.41%, 3/7/2024	2,970	3,209

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	8,340	8,400

2.19%, 2/25/2025	13,695	14,245

1.41%, 7/17/2025	5,310	5,355

Mizuho Financial Group, Inc. (Japan)

2.95%, 2/28/2022	4,290	4,401

2.60%, 9/11/2022	536	554

(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (b)	5,022	5,180

(ICE LIBOR USD 3 Month + 0.99%), 1.24%, 7/10/2024 (b)	21,195	21,523

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	309

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(ICE LIBOR USD 3 Month + 0.61%), 0.85%, 9/8/2024 (b)	6,315	6,356

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	18,070	17,880

National Bank of Canada (Canada)

2.15%, 10/7/2022 (a)	3,890	4,002

2.10%, 2/1/2023	5,755	5,942

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023 (b)	3,750	3,777

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (b)	14,560	15,068

3.88%, 9/12/2023	7,780	8,397

NatWest Markets plc (United Kingdom)

3.63%, 9/29/2022 (a)	15,000	15,746

2.38%, 5/21/2023 (a)	6,015	6,263

Nordea Bank Abp (Finland)

4.88%, 5/13/2021 (a)	700	706

4.25%, 9/21/2022 (a)	870	918

1.00%, 6/9/2023 (a)	3,120	3,165

3.75%, 8/30/2023 (a)	1,115	1,206

Santander UK Group Holdings plc (United Kingdom)

2.88%, 8/5/2021	5,100	5,156

3.57%, 1/10/2023	10,000	10,262

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	5,660	5,671

Santander UK plc (United Kingdom) 2.10%, 1/13/2023	16,765	17,302

Skandinaviska Enskilda Banken AB (Sweden)

2.80%, 3/11/2022	1,700	1,744

3.05%, 3/25/2022 (a)	1,600	1,646

Societe Generale SA (France)

3.25%, 1/12/2022 (a)	1,905	1,952

4.25%, 9/14/2023 (a)	2,850	3,102

5.00%, 1/17/2024 (a)	14,000	15,404

3.88%, 3/28/2024 (a)	9,650	10,494

2.63%, 10/16/2024 (a)	4,570	4,812

2.63%, 1/22/2025 (a)	3,500	3,666

4.25%, 4/14/2025 (a)	9,350	10,217

1.38%, 7/8/2025 (a)	9,555	9,602

4.25%, 8/19/2026 (a)	7,000	7,727

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022 (a) (b)	15,615	15,788

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (b)	15,645	16,143

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (b)	7,585	8,053

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	15,560	15,543

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.44%, 10/19/2021	900	912

2.85%, 1/11/2022	1,890	1,931

2.78%, 7/12/2022	3,010	3,111

1.47%, 7/8/2025	20,905	21,232

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.80%, 9/12/2023 (a)	8,300	8,387

Svenska Handelsbanken AB (Sweden)

2.45%, 3/30/2021	1,000	1,002

0.63%, 6/30/2023 (a)	3,350	3,369

Truist Bank

2.85%, 4/1/2021	300	300

2.80%, 5/17/2022	1,500	1,543

(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (b)	1,610	1,631

Truist Financial Corp.

2.05%, 5/10/2021	2,500	2,505

3.05%, 6/20/2022	8,275	8,555

UniCredit SpA (Italy)

3.75%, 4/12/2022 (a)	15,000	15,485

7.83%, 12/4/2023 (a)	10,000	11,702

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	2,120	2,143

Wells Fargo & Co.

2.10%, 7/26/2021	8,248	8,311

3.07%, 1/24/2023	7,095	7,267

3.75%, 1/24/2024	600	652

(SOFR + 1.60%), 1.65%, 6/2/2024 (b)	31,246	32,028

(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	4,065	4,233

Wells Fargo Bank NA 3.63%, 10/22/2021	3,300	3,361

(ICE LIBOR USD 3 Month + 0.61%), 2.90%, 5/27/2022 (b)	1,100	1,107

		1,095,654

Beverages — 0.1%

Coca-Cola European Partners plc (United Kingdom) 3.25%, 8/19/2021	350	352

Keurig Dr Pepper, Inc.

3.55%, 5/25/2021	1,000	1,008

2.53%, 11/15/2021	1,255	1,272

3.13%, 12/15/2023	1,735	1,855

		4,487

SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Biotechnology — 0.6%

AbbVie, Inc.

5.00%, 12/15/2021	420	430

2.30%, 11/21/2022	19,695	20,330

2.60%, 11/21/2024	5,500	5,848

Gilead Sciences, Inc.

4.40%, 12/1/2021	5,015	5,118

0.75%, 9/29/2023	22,895	22,948

		54,674

Capital Markets — 3.7%

Ameriprise Financial, Inc.

3.00%, 3/22/2022	1,035	1,064

3.00%, 4/2/2025	4,755	5,101

Credit Suisse AG (Switzerland) 1.00%, 5/5/2023	9,135	9,256

Credit Suisse Group AG (Switzerland)

3.57%, 1/9/2023 (a)	24,956	25,605

3.80%, 6/9/2023	5,550	5,951

(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	13,115	12,928

Deutsche Bank AG (Germany)

(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	13,255	13,640

(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	13,700	13,855

Goldman Sachs Group, Inc. (The)

5.25%, 7/27/2021	7,063	7,206

3.00%, 4/26/2022	2,375	2,384

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (b)	18,799	19,103

0.48%, 1/27/2023	38,535	38,543

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (b)	6,825	7,032

3.50%, 4/1/2025	8,685	9,499

(SOFR + 0.79%), 1.09%, 12/9/2026 (b)	13,850	13,744

Macquarie Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a) (b)	2,000	2,090

(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	15,754	15,650

Morgan Stanley

3.13%, 1/23/2023	10,319	10,845

3.75%, 2/25/2023	4,362	4,646

(SOFR + 0.46%), 0.53%, 1/25/2024 (b)	40,595	40,615

4.00%, 7/23/2025	3,205	3,604

(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	4,805	5,003

Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	8,625	8,809

State Street Corp. (SOFR + 2.69%), 2.82%, 3/30/2023 (b)	5,355	5,504

UBS AG (Switzerland) 1.75%, 4/21/2022 (a)	8,310	8,443

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

UBS Group AG (Switzerland)

2.65%, 2/1/2022 (a)	3,626	3,703

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (b)	8,160	8,229

4.13%, 9/24/2025 (a)	10,350	11,625

		313,677

Chemicals — 0.1%

Nutrition & Biosciences, Inc. 1.23%, 10/1/2025 (a)	6,020	5,994

Consumer Finance — 2.3%

AerCap Ireland Capital DAC (Ireland)

3.95%, 2/1/2022	1,105	1,135

3.30%, 1/23/2023	3,500	3,639

3.15%, 2/15/2024	12,885	13,531

6.50%, 7/15/2025	9,165	10,744

1.75%, 1/30/2026	8,260	8,075

American Honda Finance Corp.

2.05%, 1/10/2023	4,674	4,819

0.88%, 7/7/2023	9,380	9,478

0.65%, 9/8/2023	17,155	17,244

Avolon Holdings Funding Ltd. (Ireland)

3.63%, 5/1/2022 (a)	4,330	4,411

5.13%, 10/1/2023 (a)	7,787	8,351

5.25%, 5/15/2024 (a)	3,675	4,001

5.50%, 1/15/2026 (a)	9,900	10,956

Capital One Financial Corp.

3.05%, 3/9/2022	5,340	5,479

2.60%, 5/11/2023	6,365	6,648

3.75%, 4/24/2024	13,355	14,524

Caterpillar Financial Services Corp.

1.93%, 10/1/2021	1,952	1,972

2.95%, 2/26/2022	7,135	7,326

General Motors Financial Co., Inc. 1.25%, 1/8/2026	10,505	10,386

Hyundai Capital Services, Inc. (South Korea) 1.25%, 2/8/2026 (a)	5,735	5,635

Park Aerospace Holdings Ltd. (Ireland)

5.25%, 8/15/2022 (a)	9,172	9,589

4.50%, 3/15/2023 (a)	3,024	3,163

5.50%, 2/15/2024 (a)	10,800	11,755

Toyota Motor Credit Corp. 1.15%, 5/26/2022	14,550	14,710

2.90%, 3/30/2023	8,880	9,349

		196,920

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	311

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Financial Services — 0.3%

AIG Global Funding

3.35%, 6/25/2021 (a)	1,685	1,702

2.70%, 12/15/2021 (a)	1,700	1,732

0.90%, 9/22/2025 (a)	9,160	9,077

CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (a)	1,200	1,230

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)

3.41%, 2/28/2022 (a)	685	703

3.96%, 9/19/2023 (a)	1,000	1,080

NTT Finance Corp. (Japan) 1.16%, 4/3/2026 (a)	10,400	10,353

		25,877

Electric Utilities — 0.9%

Alliant Energy Finance LLC 1.40%, 3/15/2026 (a)	4,640	4,607

Edison International 2.95%, 3/15/2023	7,680	7,973

Emera US Finance LP (Canada)

2.70%, 6/15/2021	1,930	1,939

Enel Finance International NV (Italy) 2.88%, 5/25/2022 (a)	3,100	3,189

Entergy Corp. 0.90%, 9/15/2025	2,915	2,869

Entergy Louisiana LLC 4.80%, 5/1/2021	310	311

Exelon Corp. 3.50%, 6/1/2022	850	881

Florida Power & Light Co.

(ICE LIBOR USD 3 Month + 0.38%), 0.60%, 7/28/2023 (b)	10,040	10,040

NextEra Energy Capital Holdings, Inc.

2.90%, 4/1/2022	860	884

(ICE LIBOR USD 3 Month + 0.27%), 0.45%, 2/22/2023 (b)	12,995	13,000

Pacific Gas and Electric Co.

(ICE LIBOR USD 3 Month + 1.38%), 1.57%, 11/15/2021 (b)	14,500	14,535

Southern California Edison Co. 1.85%, 2/1/2022	237	238

Vistra Operations Co. LLC 3.55%, 7/15/2024 (a)	12,000	12,904

		73,370

Energy Equipment & Services — 0.0% (c)

Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	1,190	1,239

Equity Real Estate Investment Trusts (REITs) — 0.2%

American Tower Corp.

2.25%, 1/15/2022	1,000	1,017

3.00%, 6/15/2023	3,140	3,318

WEA Finance LLC (France) 3.15%, 4/5/2022 (a)	10,000	10,226

		14,561

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — 0.3%

7-Eleven, Inc.

0.63%, 2/10/2023 (a)	6,640	6,652

0.80%, 2/10/2024 (a)	15,035	15,047

		21,699

Food Products — 0.1%

Cargill, Inc.

3.25%, 11/15/2021 (a)	2,775	2,833

1.38%, 7/23/2023 (a)	4,420	4,527

McCormick & Co., Inc. 3.50%, 9/1/2023	1,000	1,065

		8,425

Gas Utilities — 0.4%

CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	22,550	22,528

Southern California Gas Co.

(ICE LIBOR USD 3 Month + 0.35%), 0.57%, 9/14/2023 (b)	12,565	12,568

		35,096

Health Care Providers & Services — 0.0% (c)

Cigna Corp. 3.75%, 7/15/2023	1,330	1,431

CVS Health Corp. 3.70%, 3/9/2023	1,189	1,265

		2,696

Household Products — 0.0% (c)

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	800	820

Independent Power and Renewable Electricity Producers — 0.5%

Alexander Funding Trust 1.84%, 11/15/2023 (a)	32,710	33,251

Exelon Generation Co. LLC 3.40%, 3/15/2022	1,798	1,848

3.25%, 6/1/2025	4,675	5,017

		40,116

Industrial Conglomerates — 0.0% (c)

Roper Technologies, Inc. 1.00%, 9/15/2025	3,435	3,413

Insurance — 1.4%

Athene Global Funding

4.00%, 1/25/2022 (a)	600	619

3.00%, 7/1/2022 (a)	3,863	3,990

1.20%, 10/13/2023 (a)	14,000	14,166

0.95%, 1/8/2024 (a)	10,315	10,335

2.75%, 6/25/2024 (a)	2,970	3,144

Equitable Financial Life Global Funding 1.00%, 1/9/2026 (a)	13,395	13,227

Jackson National Life Global Funding

3.30%, 6/11/2021 (a)	1,400	1,412

3.30%, 2/1/2022 (a)	1,295	1,331

SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Insurance — continued

2.50%, 6/27/2022 (a)	9,615	9,883

3.25%, 1/30/2024 (a)	14,750	15,867

Liberty Mutual Group, Inc.

5.00%, 6/1/2021 (a)	800	809

4.95%, 5/1/2022 (a)	500	526

Lincoln National Corp. 4.20%, 3/15/2022	600	623

MassMutual Global Funding II

2.00%, 4/15/2021 (a)	2,272	2,277

0.85%, 6/9/2023 (a)	5,690	5,753

Metropolitan Life Global Funding I

3.38%, 1/11/2022 (a)	1,500	1,540

2.40%, 6/17/2022 (a)	1,650	1,694

3.00%, 1/10/2023 (a)	5,600	5,879

1.95%, 1/13/2023 (a)	4,955	5,105

Nationwide Financial Services, Inc. 5.38%, 3/25/2021 (a)	707	709

Pricoa Global Funding I 3.45%, 9/1/2023 (a)	466	501

Principal Life Global Funding II 0.88%, 1/12/2026 (a)	13,190	12,978

Protective Life Global Funding 1.08%, 6/9/2023 (a)	2,735	2,779

Reliance Standard Life Global Funding II

2.15%, 1/21/2023 (a)	3,770	3,875

3.85%, 9/19/2023 (a)	1,388	1,498

		120,520

IT Services — 0.2%

Fidelity National Information Services, Inc. 0.60%, 3/1/2024	20,755	20,733

Metals & Mining — 0.1%

Glencore Funding LLC (Australia) 1.63%, 9/1/2025 (a)	9,180	9,303

Multi-Utilities — 0.4%

Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.75%, 9/15/2023 (b)	21,235	21,280

NiSource, Inc. 0.95%, 8/15/2025	7,710	7,621

Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	500	505

		29,406

Oil, Gas & Consumable Fuels — 0.7%

APT Pipelines Ltd. (Australia) 3.88%, 10/11/2022 (a)	5,800	6,077

BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021 (a)	1,990	2,034

BP Capital Markets America, Inc. 2.94%, 4/6/2023	4,027	4,243

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

BP Capital Markets plc (United Kingdom) 3.99%, 9/26/2023	3,170	3,458

Enbridge Energy Partners LP 4.20%, 9/15/2021	750	758

Enbridge, Inc. (Canada) 2.90%, 7/15/2022	400	412

Gray Oak Pipeline LLC

2.00%, 9/15/2023 (a)	9,850	10,001

2.60%, 10/15/2025 (a)	12,825	13,116

MPLX LP 1.75%, 3/1/2026	7,525	7,583

Valero Energy Corp. 1.20%, 3/15/2024	10,340	10,429

		58,111

Pharmaceuticals — 0.2%

Bristol-Myers Squibb Co.

3.55%, 8/15/2022	5,985	6,265

2.75%, 2/15/2023	1,500	1,568

Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	8,647	9,130

Utah Acquisition Sub, Inc. 3.15%, 6/15/2021	1,610	1,620

		18,583

Real Estate Management & Development — 0.0% (c)

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (a)	3,000	3,081

Road & Rail — 0.2%

Penske Truck Leasing Co. LP

3.65%, 7/29/2021 (a)	1,000	1,010

1.20%, 11/15/2025 (a)	9,600	9,530

Ryder System, Inc. 3.35%, 9/1/2025	2,705	2,952

SMBC Aviation Capital Finance DAC (Ireland)

3.00%, 7/15/2022 (a)	6,200	6,351

		19,843

Semiconductors & Semiconductor Equipment — 0.3%

Microchip Technology, Inc. 0.97%, 2/15/2024 (a)	21,060	21,136

Specialty Retail — 0.0% (c)

AutoZone, Inc. 2.50%, 4/15/2021	1,000	1,001

O’Reilly Automotive, Inc. 3.80%, 9/1/2022	725	752

		1,753

Thrifts & Mortgage Finance — 1.2%

BPCE SA (France)

2.75%, 12/2/2021	500	509

4.00%, 9/12/2023 (a)	14,685	15,914

4.63%, 7/11/2024 (a)	10,774	11,995

5.15%, 7/21/2024 (a)	10,605	12,010

2.38%, 1/14/2025 (a)	6,000	6,265

(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	10,680	10,764

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	313

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Thrifts & Mortgage Finance — continued

Nationwide Building Society (United Kingdom)

2.00%, 1/27/2023 (a)	5,085	5,242

(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (a) (b)	19,655	20,331

(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (b)	6,285	6,670

1.00%, 8/28/2025 (a)	8,220	8,171

4.00%, 9/14/2026 (a)	5,000	5,545

		103,416

Tobacco — 0.4%

Altria Group, Inc. 2.35%, 5/6/2025	1,645	1,719

BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	2,700	2,902

BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	4,925	4,937

Philip Morris International, Inc. 2.63%, 2/18/2022	12,340	12,598

Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	11,059	12,348

		34,504

Trading Companies & Distributors — 0.6%

Air Lease Corp.

2.25%, 1/15/2023	3,095	3,177

2.75%, 1/15/2023	6,305	6,521

4.25%, 9/15/2024	2,500	2,746

2.88%, 1/15/2026	14,240	14,821

Aviation Capital Group LLC

5.50%, 12/15/2024 (a)	4,330	4,879

1.95%, 1/30/2026 (a)	13,100	12,889

BOC Aviation Ltd. (Singapore)

2.38%, 9/15/2021 (a)	1,900	1,912

		46,945

Total Corporate Bonds (Cost $2,582,790)		2,614,520

Asset-Backed Securities — 21.7%

ACC Trust

Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	3,100	3,124

Series 2018-1, Class C, 6.81%, 2/21/2023 (a)	383	385

American Credit Acceptance Receivables Trust

Series 2017-2, Class D, 3.69%, 6/12/2023 (a)	1,491	1,493

Series 2019-3, Class B, 2.59%, 8/14/2023 (a)	3,146	3,156

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-2, Class D, 4.07%, 7/10/2024 (a)	1,250	1,282

Series 2020-3, Class B, 1.15%, 8/13/2024 (a)	4,250	4,278

Series 2018-3, Class D, 4.14%, 10/15/2024 (a)	3,080	3,148

Series 2018-4, Class D, 4.40%, 1/13/2025 (a)	11,195	11,570

Series 2021-1, Class B, 0.61%, 3/13/2025 (a)	1,750	1,752

Series 2019-2, Class C, 3.17%, 6/12/2025 (a)	7,000	7,109

Series 2019-2, Class D, 3.41%, 6/12/2025 (a)	13,725	14,232

Series 2019-3, Class C, 2.76%, 9/12/2025 (a)	6,500	6,609

Series 2019-3, Class D, 2.89%, 9/12/2025 (a)	4,907	5,063

Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	9,150	9,566

Series 2019-4, Class C, 2.69%, 12/12/2025 (a)	5,500	5,610

Series 2020-1, Class C, 2.19%, 3/13/2026 (a)	10,120	10,308

Series 2020-2, Class D, 5.65%, 5/13/2026 (a)	4,000	4,448

Series 2020-3, Class C, 1.85%, 6/15/2026 (a)	12,500	12,769

Series 2020-4, Class C, 1.31%, 12/14/2026 (a)	7,320	7,372

Series 2020-4, Class D, 1.77%, 12/14/2026 (a)	4,790	4,870

Series 2021-1, Class C, 0.83%, 3/15/2027 (a)	3,291	3,290

AmeriCredit Automobile Receivables Trust

Series 2016-4, Class D, 2.74%, 12/8/2022	1,400	1,409

Series 2018-2, Class A3, 3.15%, 3/20/2023	1,545	1,556

Series 2017-3, Class B, 2.24%, 6/19/2023	305	305

Series 2018-2, Class B, 3.45%, 6/18/2024	3,000	3,068

AMSR Trust

Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	5,682	5,700

Series 2020-SFR3, Class B, 1.81%, 9/17/2037 ‡ (a)	9,780	9,852

Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	12,400	12,440

Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (a)	8,000	8,031

SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Amur Equipment Finance Receivables V LLC Series 2018-1A, Class A2, 3.24%, 12/20/2023 (a)	999	1,004

Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025 (a)	1,979	1,994

Apidos CLO (Cayman Islands) Series 2016-24A, Class A1AL, 1.07%, 10/20/2030 (a) (d) (e)	12,000	12,000

Aqua Finance Trust

Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	8,139	8,361

Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	3,780	3,819

Avery Point CLO Ltd. (Cayman Islands) Series 2015-6A, Class AR2, 1.06%, 8/5/2027 (a) (d)	11,661	11,661

Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2016-2A, Class ARR, 1.16%, 1/15/2029 (a) (d)	14,075	14,071

BCC Funding Corp. XVI LLC Series 2019-1A, Class A2, 2.46%, 8/20/2024 (a)	5,979	6,057

Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 3.22%, 6/25/2043 ‡ (d)	175	183

Benefit Street Partners CLO Ltd. (Cayman Islands) Series 2013-IIA, Class A1R2, 1.11%, 7/15/2029 (a) (d)	11,084	11,084

British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,575	1,632

Business Jet Securities LLC Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	5,656	5,757

Capital Auto Receivables Asset Trust Series 2017-1, Class D, 3.15%, 2/20/2025 (a)	3,046	3,083

CarMax Auto Owner Trust Series 2017-4, Class A3, 2.11%, 10/17/2022	175	175

Carnow Auto Receivables Trust

Series 2019-1A, Class A, 2.72%, 11/15/2022 (a)	3,786	3,805

Series 2019-1A, Class B, 2.71%, 4/17/2023 (a)	6,250	6,312

Series 2019-1A, Class C, 3.36%, 6/17/2024 (a)	1,000	1,020

CarNow Auto Receivables Trust

Series 2020-1A, Class A, 1.76%, 2/15/2023 (a)	2,560	2,570

Series 2020-1A, Class C, 3.84%, 9/16/2024 (a)	1,900	1,944

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Carvana Auto Receivables Trust

Series 2019-2A, Class A3, 2.58%, 3/15/2023 (a)	2,667	2,675

Series 2019-3A, Class B, 2.51%, 4/15/2024 (a)	10,792	10,973

Series 2019-4A, Class B, 2.53%, 7/15/2024 (a)	8,981	9,180

Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	10,946	11,149

Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	10,600	11,079

CIG Auto Receivables Trust Series 2019-1A, Class A, 3.33%, 8/15/2024 (a)	462	465

CNH Equipment Trust Series 2017-B, Class A3, 1.86%, 9/15/2022	136	136

Colony American Finance Ltd. (Cayman Islands) Series 2016-2, Class A, 2.55%, 11/15/2048 (a)	1,173	1,175

Consumer Loan Underlying Bond Credit Trust

Series 2018-P3, Class A, 3.82%, 1/15/2026 (a)	32	32

Series 2019-P1, Class A, 2.94%, 7/15/2026 (a)	1,067	1,072

Series 2019-P2, Class B, 2.83%, 10/15/2026 (a)	5,000	5,072

Series 2020-P1, Class A, 2.26%, 3/15/2028 (a)	8,352	8,412

Consumer Underlying Bond Securitization Series 2018-1, Class A, 4.79%, 2/17/2026 (a)	12,817	13,101

Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (a)	4,480	4,528

CoreVest American Finance Trust

Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	4,033	4,005

Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	5,047	5,023

CPS Auto Receivables Trust

Series 2019-B, Class B, 3.09%, 4/17/2023 (a)	339	340

Series 2020-A, Class A, 2.09%, 5/15/2023 (a)	1,016	1,020

Series 2017-C, Class D, 3.79%, 6/15/2023 (a)	3,089	3,134

Series 2019-C, Class B, 2.63%, 8/15/2023 (a)	3,850	3,872

Series 2019-D, Class B, 2.35%, 11/15/2023 (a)	4,915	4,958

Series 2020-A, Class B, 2.36%, 2/15/2024 (a)	3,200	3,246

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	315

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-A, Class B, 3.58%, 12/16/2024 (a)	1,012	1,016

Series 2019-A, Class D, 4.35%, 12/16/2024 (a)	6,900	7,230

Series 2019-B, Class D, 3.69%, 3/17/2025 (a)	2,000	2,059

Series 2019-D, Class D, 2.72%, 9/15/2025 (a)	15,222	15,603

Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	1,000	1,032

Series 2020-B, Class C, 3.30%, 4/15/2026 (a)	3,689	3,841

Series 2020-B, Class D, 4.75%, 4/15/2026 (a)	6,403	6,903

Series 2020-C, Class C, 1.71%, 8/17/2026 (a)	4,685	4,776

Series 2021-A, Class C, 0.83%, 9/15/2026 (a)	8,000	7,995

Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	17,250	17,845

Credit Acceptance Auto Loan Trust

Series 2018-2A, Class A, 3.47%, 5/17/2027 (a)	719	722

Series 2018-2A, Class B, 3.94%, 7/15/2027 (a)	4,000	4,049

Series 2018-3A, Class A, 3.55%, 8/15/2027 (a)	2,604	2,623

Series 2019-1A, Class A, 3.33%, 2/15/2028 (a)	10,000	10,148

Series 2019-1A, Class B, 3.75%, 4/17/2028 (a)	8,660	9,006

Series 2019-3A, Class B, 2.86%, 1/16/2029 (a)	4,250	4,427

Series 2020-1A, Class A, 2.01%, 2/15/2029 (a)	8,835	9,037

Series 2020-2A, Class A, 1.37%, 7/16/2029 (a)	15,321	15,540

Series 2020-2A, Class B, 1.93%, 9/17/2029 (a)	9,300	9,497

Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	3,000	3,037

Series 2020-3A, Class B, 1.77%, 12/17/2029 (a)	7,371	7,501

Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	24,545	24,505

Series 2020-3A, Class C, 2.28%, 2/15/2030 (a)	2,330	2,382

Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	2,500	2,494

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Crossroads Asset Trust

Series 2021-A, Class A2, 0.82%, 3/20/2024 (a)	3,201	3,202

Crown Castle Towers LLC 3.72%, 7/15/2023 (a)	1,400	1,459

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 1.02%, 10/25/2034 (d)	135	130

DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a) (e)	11,667	11,667

Delta Air Lines Pass-Through Trust Series 2002-1, Class G-1, 6.72%, 1/2/2023	728	746

Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	6,951	7,196

Drive Auto Receivables Trust

Series 2019-2, Class B, 3.17%, 11/15/2023	392	394

Series 2017-AA, Class D, 4.16%, 5/15/2024 (a)	3,733	3,771

Series 2018-2, Class D, 4.14%, 8/15/2024	4,617	4,739

Series 2017-2, Class E, 5.27%, 11/15/2024	7,694	7,978

Series 2018-4, Class D, 4.09%, 1/15/2026	1,625	1,683

Series 2020-1, Class D, 2.70%, 5/17/2027	13,200	13,646

DT Auto Owner Trust

Series 2019-2A, Class B, 2.99%, 4/17/2023 (a)	1,405	1,413

Series 2019-1A, Class B, 3.41%, 4/17/2023 (a)	715	716

Series 2019-3A, Class B, 2.60%, 5/15/2023 (a)	1,885	1,896

Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	632	634

Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	1,469	1,491

Series 2019-4A, Class B, 2.36%, 1/16/2024 (a)	1,700	1,720

Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	1,637	1,642

Series 2018-3A, Class C, 3.79%, 7/15/2024 (a)	6,499	6,565

Series 2018-3A, Class D, 4.19%, 7/15/2024 (a)	25,048	25,969

Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	8,500	8,817

Series 2017-4A, Class E, 5.15%, 11/15/2024 (a)	17,050	17,346

Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	9,325	9,680

SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-3A, Class C, 2.74%, 4/15/2025 (a)	6,120	6,240

Series 2019-3A, Class D, 2.96%, 4/15/2025 (a)	9,356	9,697

Series 2019-4A, Class C, 2.73%, 7/15/2025 (a)	10,900	11,157

Series 2021-1A, Class B, 0.62%, 9/15/2025 (a)	1,500	1,502

Series 2020-1A, Class C, 2.29%, 11/17/2025 (a)	7,140	7,298

Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	9,000	9,307

Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	11,250	11,802

Series 2020-3A, Class C, 1.47%, 6/15/2026 (a)	1,445	1,468

Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	9,210	9,211

Exeter Automobile Receivables Trust

Series 2017-1A, Class C, 3.95%, 12/15/2022 (a)	700	704

Series 2018-1A, Class C, 3.03%, 1/17/2023 (a)	48	48

Series 2020-1A, Class A, 2.05%, 6/15/2023 (a)	1,101	1,105

Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	4,275	4,352

Series 2019-3A, Class B, 2.58%, 8/15/2023 (a)	3,284	3,300

Series 2018-4A, Class C, 3.97%, 9/15/2023 (a)	4,311	4,355

Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	15,185	15,562

Series 2017-1A, Class D, 6.20%, 11/15/2023 (a)	2,635	2,711

Series 2019-4A, Class B, 2.30%, 12/15/2023 (a)	7,965	8,015

Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	16,000	16,566

Series 2020-1A, Class B, 2.26%, 4/15/2024 (a)	3,025	3,057

Series 2019-3A, Class C, 2.79%, 5/15/2024 (a)	7,000	7,139

Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	1,000	1,078

Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	6,000	6,257

Series 2019-2A, Class D, 3.71%, 3/17/2025 (a)	17,335	18,088

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	9,700	10,110

Series 2020-3A, Class C, 1.32%, 7/15/2025	3,500	3,549

Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	12,865	13,282

Series 2021-1A, Class C, 0.74%, 1/15/2026	7,500	7,495

Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	5,075	5,471

Fair Square Issuance Trust Series 2020-AA, Class A, 2.90%, 9/20/2024 (a)	7,050	7,139

FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.49%, 9/25/2029 (f)	1	2

First Investors Auto Owner Trust

Series 2017-3A, Class B, 2.72%, 4/17/2023 (a)	226	226

Series 2017-1A, Class E, 5.86%, 11/15/2023 (a)	4,360	4,437

Series 2017-3A, Class C, 3.00%, 1/16/2024 (a)	2,000	2,026

Series 2019-1A, Class A, 2.89%, 3/15/2024 (a)	586	591

Series 2018-2A, Class D, 4.28%, 1/15/2025 (a)	3,440	3,589

Series 2020-1A, Class C, 2.55%, 2/17/2026 (a)	2,000	2,068

Series 2021-1A, Class B, 0.89%, 3/15/2027 (a)	2,500	2,505

FirstKey Homes Trust

Series 2020-SFR1, Class A, 1.34%, 9/17/2025 (a)	6,005	6,027

Series 2020-SFR1, Class C, 1.94%, 9/17/2025 ‡ (a)	2,307	2,323

Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	6,933	6,939

Flagship Credit Auto Trust

Series 2018-1, Class B, 3.13%, 1/17/2023 (a)	487	489

Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	354	355

Series 2018-4, Class A, 3.41%, 5/15/2023 (a)	512	515

Series 2019-1, Class A, 3.11%, 8/15/2023 (a)	1,431	1,444

Series 2017-3, Class C, 2.91%, 9/15/2023 (a)	3,432	3,461

Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	3,130	3,163

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	317

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2016-2, Class D, 8.56%, 11/15/2023 (a)	4,000	4,016

Series 2019-3, Class A, 2.33%, 2/15/2024 (a)	1,381	1,397

Series 2018-4, Class C, 4.11%, 10/15/2024 (a)	4,500	4,685

Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	3,750	3,961

Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	1,844	1,918

Series 2019-3, Class C, 2.74%, 10/15/2025 (a)	12,000	12,447

Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	13,300	13,887

Series 2020-2, Class D, 5.75%, 4/15/2026 (a)	5,000	5,620

Series 2020-3, Class C, 1.73%, 9/15/2026 (a)	8,335	8,523

Series 2021-1, Class B, 0.68%, 2/16/2027 (a)	7,330	7,311

Series 2021-1, Class C, 0.91%, 3/15/2027 (a)	10,600	10,563

Ford Credit Auto Owner Trust Series 2019-C, Class A3, 1.87%, 3/15/2024	460	467

Foundation Finance Trust Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	7,235	7,496

Foursight Capital Automobile Receivables Trust

Series 2018-1, Class E, 5.56%, 1/16/2024 (a)	2,500	2,596

Series 2018-2, Class F, 6.48%, 6/15/2026 (a)	5,000	5,274

FREED ABS Trust

Series 2019-2, Class A, 2.62%, 11/18/2026 (a)	1,701	1,710

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	3,030	3,055

Series 2020-FP1, Class B, 3.06%, 3/18/2027 ‡ (a)	1,759	1,793

Series 2020-2CP, Class B, 5.50%, 6/18/2027 ‡ (a)	3,855	4,056

Series 2020-3FP, Class A, 2.40%, 9/20/2027 (a)	983	989

Series 2020-3FP, Class B, 4.18%, 9/20/2027 (a)	2,000	2,056

Series 2021-1CP, Class A, 0.66%, 3/20/2028 (a)	9,873	9,878

GLS Auto Receivables Issuer Trust

Series 2019-1A, Class A, 3.37%, 1/17/2023 (a)	104	104

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-3A, Class A, 2.58%, 7/17/2023 (a)	843	849

Series 2019-2A, Class B, 3.32%, 3/15/2024 (a)	13,900	14,202

Series 2019-3A, Class B, 2.72%, 6/17/2024 (a)	2,000	2,046

Series 2019-4A, Class B, 2.78%, 9/16/2024 (a)	3,500	3,591

Series 2019-1A, Class B, 3.65%, 12/16/2024 (a)	1,000	1,015

Series 2019-1A, Class C, 3.87%, 12/16/2024 (a)	14,531	15,130

Series 2019-2A, Class C, 3.54%, 2/18/2025 (a)	7,680	8,018

Series 2020-3A, Class C, 1.92%, 5/15/2025 (a)	15,235	15,626

Series 2019-3A, Class C, 2.96%, 5/15/2025 (a)	13,300	13,679

Series 2020-2A, Class B, 3.16%, 6/16/2025 (a)	1,150	1,208

Series 2020-4A, Class C, 1.14%, 11/17/2025 (a)	3,500	3,519

Series 2020-2A, Class C, 4.57%, 4/15/2026 (a)	5,250	5,686

Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	8,250	8,355

GLS Auto Receivables Trust

Series 2018-2A, Class C, 4.17%, 4/15/2024 (a)	1,000	1,034

Series 2017-1A, Class D, 5.50%, 6/17/2024 (a)	2,000	2,019

GM Financial Leasing Trust Series 2021-1, Class B, 0.54%, 2/20/2025	2,058	2,055

GMF Floorplan Owner Revolving Trust Series 2018-4, Class B, 3.68%, 9/15/2023 (a)	4,760	4,840

Hilton Grand Vacations Trust Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	565	589

LCM Ltd. (Cayman Islands) Series 24A, Class AR, 3/20/2030 (a) (d)	10,288	10,288

Legacy Mortgage Asset Trust Series 2019-GS5, Class A1, 3.20%, 5/25/2059 ‡ (a) (f)	2,313	2,336

Lending Point Asset Securitization Trust Series 2020-1, Class A, 2.51%, 2/10/2026 (a)	702	703

Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025 ‡ (a)	4,279	4,300

LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	14,000	14,208

SEE NOTES TO FINANCIAL STATEMENTS.

318	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Lendmark Funding Trust Series 2019-1A, Class A, 3.00%, 12/20/2027 (a)	6,400	6,591

LL ABS Trust

Series 2019-1A, Class A, 2.87%, 3/15/2027 (a)	270	271

Series 2020-1A, Class A, 2.33%, 1/17/2028 (a)	2,179	2,197

LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	9,305	9,385

Mariner Finance Issuance Trust

Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	7,845	8,033

Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	4,900	4,988

Marlette Funding Trust

Series 2018-4A, Class A, 3.71%, 12/15/2028 (a)	104	105

Series 2019-1A, Class A, 3.44%, 4/16/2029 (a)	1,276	1,284

Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	272	274

Series 2019-3A, Class A, 2.69%, 9/17/2029 (a)	3,143	3,164

Series 2020-1A, Class A, 2.24%, 3/15/2030 (a)	983	987

Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4, 3.25%, 10/15/2024	1,500	1,513

Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 2.37%, 3/25/2033 ‡ (d)	239	237

MVW LLC Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	3,590	3,661

New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053 (a)	15,556	15,610

Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.15%, 7/25/2030 (a) (d)	10,996	10,996

Nissan Auto Lease Trust Series 2020-A, Class A2A, 1.80%, 5/16/2022	2,607	2,616

Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.20%, 3/17/2030 (a) (d)	14,060	14,056

Octane Receivables Trust

Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	6,014	6,088

Series 2019-1A, Class B, 3.77%, 7/22/2024 ‡ (a)	8,592	8,857

Series 2020-1A, Class A, 1.71%, 2/20/2025 (a)	9,784	9,878

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-1A, Class B, 1.98%, 6/20/2025 ‡ (a)	734	743

OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	1,696	1,710

OneMain Financial Issuance Trust

Series 2019-1A, Class A, 3.48%, 2/14/2031 (a)	8,778	8,862

Series 2017-1A, Class A1, 2.37%, 9/14/2032 (a)	226	226

Oportun Funding IX LLC

Series 2018-B, Class A, 3.91%, 7/8/2024 (a)	11,000	11,037

Series 2018-B, Class B, 4.50%, 7/8/2024 ‡ (a)	2,250	2,258

Oportun Funding LLC Series 2020-1, Class A, 2.20%, 5/15/2024 (a)	13,655	13,699

Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	8,950	9,188

Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2021-1A, Class A1, 1.09%, 4/20/2029 (a) (d)	9,762	9,760

Prestige Auto Receivables Trust

Series 2016-2A, Class D, 3.91%, 11/15/2022 (a)	2,343	2,354

Series 2017-1A, Class D, 3.61%, 10/16/2023 (a)	5,880	5,984

Series 2019-1A, Class B, 2.53%, 1/16/2024 (a)	4,000	4,062

Pretium Mortgage Credit Partners I LLC

Series 2019-CFL1, Class A1, 3.72%, 1/25/2059 ‡ (a) (f)	3,468	3,473

Series 2020-NPL1, Class A1, 2.86%, 5/27/2059 (a) (f)	4,857	4,874

Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (a) (f)	4,792	4,797

Series 2020-NPL2, Class A1, 3.72%, 2/27/2060 ‡ (a) (f)	1,653	1,668

Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (a) (f)	13,522	13,657

Progress Residential Trust

Series 2017-SFR1, Class D, 3.57%, 8/17/2034 ‡ (a)	2,000	2,022

Series 2018-SFR3, Class C, 4.18%, 10/17/2035 ‡ (a)	2,000	2,030

Series 2018-SFR3, Class D, 4.43%, 10/17/2035 ‡ (a)	2,500	2,548

Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (a)	903	905

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	319

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

PRPM LLC

Series 2019-3A, Class A1, 3.35%, 7/25/2024 ‡ (a) (f)	1,214	1,221

Series 2020-4, Class A1, 2.95%, 10/25/2025 ‡ (a) (f)	12,059	12,100

Regional Management Issuance Trust

Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	6,210	6,292

Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	14,957	14,973

Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	7,592	7,735

Republic FInance Issuance Trust Series 2019-A, Class A, 3.43%, 11/22/2027 (a)	8,045	8,177

Santander Consumer Auto Receivables Trust

Series 2020-AA, Class C, 3.71%, 2/17/2026 (a)	2,984	3,198

Series 2021-AA, Class C, 1.03%, 11/16/2026 (a)	1,500	1,496

Santander Drive Auto Receivables Trust

Series 2016-3, Class E, 4.29%, 2/15/2024	6,500	6,513

Series 2018-5, Class C, 3.81%, 12/16/2024	4,537	4,578

Series 2019-3, Class D, 2.68%, 10/15/2025	1,605	1,650

Series 2018-4, Class D, 3.98%, 12/15/2025	3,066	3,192

Series 2020-3, Class C, 1.12%, 1/15/2026	2,365	2,388

Series 2020-2, Class D, 2.22%, 9/15/2026	6,680	6,874

Series 2020-3, Class D, 1.64%, 11/16/2026	1,725	1,755

Series 2020-4, Class D, 1.48%, 1/15/2027	14,510	14,715

Santander Retail Auto Lease Trust

Series 2019-B, Class A3, 2.30%, 1/20/2023 (a)	7,750	7,871

Series 2019-A, Class C, 3.30%, 5/22/2023 (a)	6,000	6,157

Series 2019-A, Class D, 3.66%, 5/20/2024 (a)	8,590	8,840

Sierra Timeshare Receivables Funding LLC

Series 2018-3A, Class A, 3.69%, 9/20/2035 (a)	842	881

Series 2019-3A, Class A, 2.34%, 8/20/2036 (a)	1,325	1,353

Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	747	751

Series 2020-2A, Class B, 2.32%, 7/20/2037 ‡ (a)	2,923	2,979

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Skopos Auto Receivables Trust

Series 2019-1A, Class A, 2.90%, 12/15/2022 (a)	897	900

Series 2019-1A, Class B, 3.43%, 9/15/2023 (a)	9,000	9,111

Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026 (a)	6,537	6,565

SoFi Consumer Loan Program LLC

Series 2017-3, Class A, 2.77%, 5/25/2026 (a)	75	75

Series 2017-6, Class B, 3.52%, 11/25/2026 ‡ (a)	3,000	3,065

SoFi Consumer Loan Program Trust

Series 2018-4, Class A, 3.54%, 11/26/2027 (a)	33	32

Series 2019-1, Class A, 3.24%, 2/25/2028 (a)	402	405

Synchrony Credit Card Master Note Trust

Series 2016-2, Class A, 2.21%, 5/15/2024	2,538	2,549

Series 2017-2, Class A, 2.62%, 10/15/2025	3,839	3,974

Tesla Auto Lease Trust Series 2018-B, Class A, 3.71%, 8/20/2021 (a)	1,963	1,974

United Auto Credit Securitization Trust

Series 2018-2, Class D, 4.26%, 5/10/2023 (a)	964	969

Series 2019-1, Class D, 3.47%, 8/12/2024 (a)	8,250	8,359

Series 2020-1, Class C, 2.15%, 2/10/2025 (a)	4,400	4,464

Upstart Securitization Trust

Series 2019-2, Class A, 2.90%, 9/20/2029 (a)	2,251	2,265

Series 2019-3, Class A, 2.68%, 1/21/2030 (a)	6,354	6,409

Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	4,222	4,265

Series 2020-3, Class A, 1.70%, 11/20/2030 (a)	8,493	8,570

Series 2021-1, Class A, 0.87%, 3/20/2031 (a)	16,521	16,539

US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	1,439	1,455

USASF Receivables LLC

Series 2020-1A, Class A, 2.47%, 2/15/2023 (a)	2,866	2,893

Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	7,500	7,677

VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (a) (f)	3,418	3,419

SEE NOTES TO FINANCIAL STATEMENTS.

320	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Venture CLO Ltd. (Cayman Islands) Series 2018-33A, Class A1LR, 1.40%, 7/15/2031 (a) (d)	16,714	16,714

Vericrest Opportunity Loan Trust

Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡ (a) (f)	886	888

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (f)	9,525	9,557

Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050 ‡ (a) (f)	3,964	3,979

Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023 (a)	2,276	2,285

Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4, 3.15%, 7/22/2024	3,450	3,532

VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (f)	4,844	4,862

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (f)	7,540	7,566

VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050 ‡ (a) (f)	10,031	10,070

Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	2,386	2,440

Westlake Automobile Receivables Trust

Series 2018-1A, Class D, 3.41%, 5/15/2023 (a)	4,085	4,110

Series 2018-1A, Class E, 4.53%, 5/15/2023 (a)	5,300	5,394

Series 2018-3A, Class C, 3.61%, 10/16/2023 (a)	3,177	3,201

Series 2018-3A, Class D, 4.00%, 10/16/2023 (a)	10,530	10,798

Series 2018-3A, Class E, 4.90%, 12/15/2023 (a)	8,000	8,354

Series 2018-2A, Class C, 3.50%, 1/16/2024 (a)	539	540

Series 2018-2A, Class E, 4.86%, 1/16/2024 (a)	8,800	9,137

Series 2019-1A, Class D, 3.67%, 3/15/2024 (a)	9,000	9,317

Series 2019-2A, Class C, 2.84%, 7/15/2024 (a)	8,455	8,653

Series 2019-3A, Class C, 2.49%, 10/15/2024 (a)	3,065	3,131

Series 2019-3A, Class D, 2.72%, 11/15/2024 (a)	19,850	20,488

Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	5,492	5,698

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-1A, Class C, 2.52%, 4/15/2025 (a)	18,500	19,078

Series 2020-1A, Class D, 2.80%, 6/16/2025 (a)	9,250	9,611

Series 2020-2A, Class C, 2.01%, 7/15/2025 (a)	2,500	2,562

Series 2020-3A, Class C, 1.24%, 11/17/2025 (a)	5,000	5,058

Series 2020-2A, Class D, 2.76%, 1/15/2026 (a)	10,800	11,249

World Financial Network Credit Card Master Trust

Series 2016-A, Class A, 2.03%, 4/15/2025	8,830	8,878

Series 2019-B, Class A, 2.49%, 4/15/2026	13,300	13,665

Series 2019-C, Class A, 2.21%, 7/15/2026	3,090	3,180

World Omni Auto Receivables Trust

Series 2017-B, Class A3, 1.95%, 2/15/2023	402	404

Series 2019-A, Class A3, 3.04%, 5/15/2024	2,837	2,893

Total Asset-Backed Securities (Cost $1,823,460)		1,834,628

U.S. Treasury Obligations — 17.0%

U.S. Treasury Notes

1.25%, 10/31/2021	47,315	47,688

1.50%, 10/31/2021	2,265	2,287

2.00%, 10/31/2021	18,500	18,737

1.75%, 11/30/2021	37,000	37,467

2.50%, 1/15/2022	22,115	22,581

0.13%, 5/31/2022	3,710	3,711

0.13%, 6/30/2022	230,725	230,806

0.13%, 7/31/2022	129,325	129,340

1.63%, 8/31/2022	114,025	116,587

1.50%, 9/15/2022	500	511

0.13%, 10/31/2022	50,000	50,000

1.63%, 11/15/2022	45,235	46,389

0.13%, 11/30/2022	99,200	99,200

2.00%, 11/30/2022	50,505	52,150

1.63%, 12/15/2022	2,216	2,275

0.13%, 12/31/2022	152,350	152,344

1.50%, 1/15/2023	2,515	2,579

2.38%, 1/31/2023	257,090	268,127

0.50%, 3/15/2023	33,180	33,417

0.13%, 12/15/2023	44,250	44,094

0.13%, 1/15/2024	16,770	16,702

0.13%, 2/15/2024	57,685	57,433

Total U.S. Treasury Obligations (Cost $1,429,732)		1,434,425

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	321

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — 16.6%

Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	11		11

Angel Oak Mortgage Trust LLC Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (d)	5,485		5,527

Antler Mortgage Trust

Series 2019-RTL1, Class A1, 4.46%, 6/27/2022 (a)	817		817

Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (a)	1,939		1,942

Bear Stearns ARM Trust Series 2003-7, Class 3A, 2.60%, 10/25/2033 (d)	35		34

CFMT LLC

Series 2020-HB4, Class A, 0.95%, 12/26/2030 (a) (d)	6,038		6,039

Series 2021-HB5, Class A, 0.80%, 2/25/2031 (a) (d)	11,500		11,487

Series 2021-HB5, Class M2, 1.85%, 2/25/2031‡ (a) (d)	2,000		1,998

CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2		—	(g)

Citigroup Mortgage Loan Trust, Inc.

Series 2003-UP3, Class A1, 7.00%, 9/25/2033	28		28

Series 2004-UST1, Class A6, 2.63%, 8/25/2034 (d)	135		131

COLT Mortgage Loan Trust Series 2019-4, Class A1, 2.58%, 11/25/2049 (a) (d)	2,105		2,127

CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67		60

CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.46%, 4/1/2037 (d)	487		213

CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (d)	14,385		14,370

FHLMC — GNMA

Series 31, Class Z, 8.00%, 4/25/2024	58		61

Series 56, Class Z, 7.50%, 9/20/2026	27		30

FHLMC Employees Pension Plan 0.12%, 10/25/2032 (d)	8,286		8,211

FHLMC STACR REMIC Trust Series 2021-DNA1, Class M1, 0.69%, 1/25/2051 (a) (d)	7,796		7,796

FHLMC, REMIC

Series 1056, Class KZ, 6.50%, 3/15/2021	—	(g)	—	(g)

Series 1053, Class G, 7.00%, 3/15/2021	—	(g)	—	(g)

Series 1087, Class I, 8.50%, 6/15/2021	—	(g)	—	(g)

Series 1125, Class Z, 8.25%, 8/15/2021	—	(g)	—	(g)

Series 3925, Class CA, 2.00%, 9/15/2021	154		155

Series 3929, Class DA, 2.00%, 9/15/2021	89		90

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1142, Class IA, 7.00%, 10/15/2021	—	(g)	—	(g)

Series 1169, Class G, 7.00%, 11/15/2021	—	(g)	—	(g)

Series 3872, Class ND, 2.00%, 12/15/2021	5		5

Series 2418, Class MF, 6.00%, 2/15/2022	20		20

Series 1343, Class LA, 8.00%, 8/15/2022	2		2

Series 1424, Class F, 1.01%, 11/15/2022 (d)	—	(g)	—	(g)

Series 1480, Class LZ, 7.50%, 3/15/2023	10		10

Series 3784, Class F, 0.51%, 7/15/2023 (d)	407		406

Series 3784, Class S, IF, IO, 6.49%, 7/15/2023 (d)	437		23

Series 3229, Class AF, 0.36%, 8/15/2023 (d)	242		242

Series 1560, Class Z, 7.00%, 8/15/2023	32		33

Series 2682, Class JG, 4.50%, 10/15/2023	656		679

Series 2686, Class GC, 5.00%, 10/15/2023	770		801

Series 2790, Class TN, 4.00%, 5/15/2024	94		98

Series 1754, Class Z, 8.50%, 9/15/2024	16		18

Series 1779, Class Z, 8.50%, 4/15/2025	51		58

Series 3763, Class NE, 2.50%, 5/15/2025	114		115

Series 4303, Class VA, 3.50%, 5/15/2025	428		450

Series 2989, Class TG, 5.00%, 6/15/2025	1,396		1,479

Series 2997, Class BC, 5.00%, 6/15/2025	1,764		1,870

Series 3005, Class ED, 5.00%, 7/15/2025	682		722

Series 3973, Class MA, 3.00%, 8/15/2025	31		31

Series 3955, Class WA, 2.50%, 11/15/2025	16		16

Series 3826, Class BK, 3.00%, 3/15/2026	598		623

Series 3945, Class CA, 3.00%, 3/15/2026	311		316

Series 3864, Class PG, 3.50%, 5/15/2026	97		102

Series 3887, Class GM, 4.00%, 7/15/2026 (f)	113		122

Series 3909, Class HG, 4.00%, 8/15/2026 (f)	317		339

Series 3903, Class GB, 4.00%, 8/15/2026	602		630

Series 1888, Class Z, 7.00%, 8/15/2026	64		70

Series 3936, Class AB, 3.00%, 10/15/2026	595		620

Series 3946, Class BU, 3.00%, 10/15/2026	217		227

Series 3996, Class BA, 1.50%, 2/15/2027	218		221

Series 4015, Class GL, 2.25%, 3/15/2027	198		205

Series 4020, Class N, 3.00%, 3/15/2027	104		109

Series 4054, Class AE, 1.50%, 4/15/2027	407		412

Series 4029, Class LY, 3.00%, 4/15/2027	1,000		1,087

Series 4039, Class AB, 1.50%, 5/15/2027	361		370

Series 4039, Class PB, 1.50%, 5/15/2027	963		978

Series 4043, Class PB, 1.50%, 5/15/2027	727		739

Series 4097, Class HJ, 1.50%, 8/15/2027	1,185		1,203

SEE NOTES TO FINANCIAL STATEMENTS.

322	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4089, Class AI, IO, 3.00%, 8/15/2027	5,186	288

Series 4103, Class HA, 2.50%, 9/15/2027	315	327

Series 4361, Class CA, 2.50%, 9/15/2027	800	830

Series 4257, Class A, 2.50%, 10/15/2027	595	609

Series 4131, Class BC, 1.25%, 11/15/2027	205	207

Series 4129, Class AP, 1.50%, 11/15/2027	1,188	1,204

Series 4286, Class J, 2.50%, 11/15/2027	635	645

Series 4141, Class BI, IO, 2.50%, 12/15/2027	5,323	299

Series 4304, Class DW, 2.50%, 12/15/2027	1,000	1,061

Series 4251, Class KW, 2.50%, 4/15/2028	1,000	1,042

Series 4207, Class JD, 1.50%, 5/15/2028	331	335

Series 4204, Class EG, 1.75%, 5/15/2028	1,717	1,762

Series 4204, Class HA, 2.50%, 5/15/2028	4,682	4,875

Series 4217, Class UD, 1.75%, 6/15/2028	507	515

Series 4085, Class VB, 3.50%, 9/15/2028	2,213	2,303

Series 2090, Class F, 0.31%, 10/15/2028 (d)	137	136

Series 4710, Class HV, 3.50%, 11/15/2028	744	750

Series 4304, Class TD, 2.00%, 12/15/2028	2,552	2,623

Series 3523, Class MX, 4.50%, 4/15/2029	136	149

Series 2995, Class FT, 0.36%, 5/15/2029 (d)	162	162

Series 4338, Class TH, 2.25%, 5/15/2029	2,173	2,234

Series 4338, Class GE, 2.50%, 5/15/2029	159	165

Series 4564, Class QA, 3.00%, 7/15/2029	7,155	7,461

Series 3721, Class DG, 2.75%, 9/15/2030	343	357

Series 5065, Class A, 2.00%, 9/25/2030	4,690	4,743

Series 3775, Class DB, 4.00%, 12/15/2030	539	588

Series 3779, Class LB, 4.00%, 12/15/2030	576	632

Series 2303, Class FY, 0.41%, 4/15/2031 (d)	203	203

Series 4051, Class MB, 2.00%, 4/15/2031	264	269

Series 2326, Class ZQ, 6.50%, 6/15/2031	198	226

Series 4252, Class MD, 3.00%, 7/15/2031	113	116

Series 2362, Class F, 0.51%, 9/15/2031 (d)	122	122

Series 4254, Class TA, 2.50%, 10/15/2031	943	973

Series 2500, Class FD, 0.61%, 3/15/2032 (d)	219	220

Series 4318, Class KB, 2.50%, 4/15/2032	444	453

Series 4170, Class QE, 2.00%, 5/15/2032	223	229

Series 4094, Class BF, 0.51%, 8/15/2032 (d)	566	566

Series 2492, Class GH, 6.00%, 8/15/2032	298	347

Series 4120, Class KA, 1.75%, 10/15/2032	965	993

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4142, Class PG, 2.00%, 12/15/2032	141	145

Series 2711, Class FC, 1.01%, 2/15/2033 (d)	1,375	1,406

Series 2602, Class FH, 0.42%, 4/15/2033 (d)	271	271

Series 4206, Class DZ, 3.00%, 5/15/2033	1,131	1,172

Series 4423, Class VN, 3.00%, 5/15/2033	1,100	1,169

Series 2617, Class Z, 5.50%, 5/15/2033	5,235	6,021

Series 4283, Class ZL, 3.00%, 8/15/2033	12,395	13,447

Series 2662, Class MT, 4.50%, 8/15/2033	123	134

Series 4620, IO, 5.00%, 9/15/2033	454	77

Series 2686, Class KZ, 4.50%, 10/15/2033	1,434	1,570

Series 2693, Class Z, 5.50%, 10/15/2033	217	249

Series 3005, Class PV, IF, 12.55%, 10/15/2033 (d)	7	8

Series 2727, Class PM, 4.50%, 1/15/2034	1,268	1,416

Series 2736, Class PE, 5.00%, 1/15/2034	4,851	5,510

Series 2806, Class FA, 1.11%, 2/15/2034 (d)	379	388

Series 2989, Class MU, IF, IO, 6.89%, 7/15/2034 (d)	1,784	276

Series 3204, Class ZM, 5.00%, 8/15/2034	773	878

Series 2963, Class ZG, 5.00%, 11/15/2034	708	814

Series 2953, Class MF, 0.41%, 12/15/2034 (d)	111	111

Series 2898, Class PG, 5.00%, 12/15/2034	992	1,134

Series 3003, Class LD, 5.00%, 12/15/2034	167	192

Series 2901, Class S, IF, 9.96%, 12/15/2034 (d)	385	465

Series 4265, Class FD, 0.51%, 1/15/2035 (d)	423	426

Series 2933, Class EM, 5.50%, 1/15/2035	105	117

Series 2929, Class PG, 5.00%, 2/15/2035	125	142

Series 2941, Class Z, 4.50%, 3/15/2035	1,025	1,097

Series 2953, Class PG, 5.50%, 3/15/2035	444	517

Series 2973, Class EB, 5.50%, 4/15/2035	2,896	3,085

Series 2976, Class HZ, 4.50%, 5/15/2035	376	413

Series 2996, Class PB, 5.50%, 5/15/2035	2,371	2,573

Series 3002, Class BN, 5.00%, 7/15/2035	368	418

Series 3013, Class HZ, 5.00%, 8/15/2035	1,197	1,383

Series 3036, Class NE, 5.00%, 9/15/2035	145	165

Series 3101, Class UZ, 6.00%, 1/15/2036	278	327

Series 3174, Class LF, 0.46%, 5/15/2036 (d)	345	346

Series 3662, Class ZB, 5.50%, 8/15/2036	220	257

Series 4646, Class JV, 3.50%, 11/15/2036	6,446	7,008

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	323

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3704, Class DC, 4.00%, 11/15/2036	823	850

Series 3688, Class NB, 4.50%, 11/15/2036	922	1,033

Series 3855, Class AM, 6.50%, 11/15/2036	2,959	3,408

Series 3249, Class CL, 4.25%, 12/15/2036	2,351	2,549

Series 3258, Class PM, 5.50%, 12/15/2036	636	728

Series 4279, Class JA, 3.00%, 2/15/2037	589	599

Series 3305, Class IW, IF, IO, 6.34%, 4/15/2037 (d)	453	45

Series 3318, Class HF, 0.37%, 5/15/2037 (d)	576	577

Series 3326, Class FG, 0.46%, 6/15/2037 (d)	916	922

Series 3724, Class CM, 5.50%, 6/15/2037	453	515

Series 3351, Class ZC, 5.50%, 7/15/2037	1,750	2,034

Series 3420, Class EI, IO, 1.12%, 8/15/2037 (f)	4,974	260

Series 3805, Class PA, 4.50%, 10/15/2037	104	104

Series 3429, Class S, IF, IO, 6.71%, 3/15/2038 (d)	705	149

Series 3447, Class DB, 5.00%, 5/15/2038	2,474	2,735

Series 3459, Class MB, 5.00%, 6/15/2038	151	171

Series 3575, Class ZA, 5.00%, 6/15/2038	5,853	6,733

Series 4773, Class VK, 4.00%, 7/15/2038	2,000	2,078

Series 4378, Class BM, 2.50%, 11/15/2038	229	230

Series 4290, Class CA, 3.50%, 12/15/2038	231	234

Series 4085, Class FB, 0.51%, 1/15/2039 (d)	76	77

Series 3546, Class A, 2.19%, 2/15/2039 (d)	654	677

Series 4061, Class CF, 0.46%, 3/15/2039 (d)	61	61

Series 3540, Class A, 5.00%, 5/15/2039	447	490

Series 4428, Class LA, 3.00%, 6/15/2039	1,441	1,504

Series 4346, Class A, 3.50%, 7/15/2039	132	141

Series 4444, Class CD, 3.00%, 8/15/2039	2,156	2,172

Series 3597, Class HM, 4.50%, 8/15/2039	355	382

Series 3569, Class NY, 5.00%, 8/15/2039	816	929

Series 4209, Class A, 4.00%, 9/15/2039	40	40

Series 3572, Class JS, IF, IO, 6.69%, 9/15/2039 (d)	562	90

Series 3962, Class FB, 0.61%, 10/15/2039 (d)	32	32

Series 4212, Class LA, 3.00%, 10/15/2039	1,057	1,080

Series 3585, Class KW, 4.50%, 10/15/2039	2,427	2,690

Series 3768, Class MB, 4.00%, 12/15/2039	147	152

Series 3910, Class CT, 4.00%, 12/15/2039	140	144

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3609, Class SA, IF, IO, 6.23%, 12/15/2039 (d)	2,878	466

Series 4329, Class KA, 3.00%, 1/15/2040	557	565

Series 3632, Class PK, 5.00%, 2/15/2040	605	678

Series 4352, Class A, 3.00%, 4/15/2040	203	206

Series 3656, Class PM, 5.00%, 4/15/2040	3,685	4,212

Series 4390, Class NY, 3.00%, 6/15/2040	1,908	1,938

Series 3819, Class G, 4.00%, 6/15/2040	85	89

Series 3786, Class NA, 4.50%, 7/15/2040	170	181

Series 3960, Class FJ, 0.46%, 8/15/2040 (d)	81	81

Series 3726, Class PA, 3.00%, 8/15/2040	420	439

Series 3706, Class P, 4.00%, 8/15/2040	7,481	7,996

Series 4655, Class DJ, 3.00%, 10/15/2040	3,522	3,784

Series 4088, Class LE, 4.00%, 10/15/2040	762	780

Series 4318, Class KZ, 4.00%, 12/15/2040	2,900	3,267

Series 3769, Class ZC, 4.50%, 12/15/2040	2,115	2,326

Series 3803, Class FY, 0.51%, 1/15/2041 (d)	138	139

Series 3822, Class ZG, 4.00%, 2/15/2041	6,315	7,158

Series 4080, Class DA, 2.00%, 3/15/2041	469	485

Series 4288, Class JZ, 2.50%, 3/15/2041	1,367	1,381

Series 3844, Class FA, 0.56%, 4/15/2041 (d)	358	362

Series 3862, Class GA, 4.00%, 4/15/2041	357	395

Series 4074, Class PA, 3.00%, 5/15/2041	2,061	2,140

Series 4050, Class BA, 3.50%, 5/15/2041	2,347	2,413

Series 4229, Class MA, 3.50%, 5/15/2041	11,648	12,279

Series 3859, Class JB, 5.00%, 5/15/2041	514	568

Series 4150, Class JE, 2.00%, 6/15/2041	1,356	1,394

Series 3884, Class BL, 4.50%, 6/15/2041	6,944	7,475

Series 3939, Class BZ, 4.50%, 6/15/2041	3,742	3,944

Series 4150, Class FN, 0.41%, 7/15/2041 (d)	640	642

Series 4105, Class HA, 2.00%, 7/15/2041	2,090	2,144

Series 4150, Class FY, 0.41%, 8/15/2041 (d)	630	631

Series 4152, Class LE, 1.75%, 8/15/2041	6,410	6,573

Series 4143, Class NA, 2.50%, 8/15/2041	6,340	6,580

Series 3904, Class HC, 4.00%, 8/15/2041	1,800	1,983

Series 3906, Class B, 4.00%, 8/15/2041	6,216	6,649

Series 3952, Class BQ, 2.00%, 10/15/2041	5,369	5,489

Series 3947, Class BH, 2.50%, 10/15/2041	6,732	7,040

Series 3934, Class KB, 5.00%, 10/15/2041	600	695

Series 4657, Class TA, 3.50%, 11/15/2041	679	681

Series 3966, Class VZ, 4.00%, 12/15/2041	1,390	1,517

SEE NOTES TO FINANCIAL STATEMENTS.

324	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4550, Class NA, 3.00%, 1/15/2042	1,565	1,609

Series 4122, Class PA, 1.50%, 2/15/2042	484	493

Series 4144, Class KD, 1.75%, 3/15/2042	1,199	1,206

Series 4215, Class NA, 3.00%, 4/15/2042	245	258

Series 4667, Class EA, 3.50%, 4/15/2042	1,344	1,351

Series 4499, Class AB, 3.00%, 6/15/2042	1,465	1,504

Series 4693, Class NA, 3.50%, 8/15/2042	554	556

Series 4143, Class AE, 2.00%, 9/15/2042	2,759	2,839

Series 4778, Class EA, 4.00%, 10/15/2042	463	464

Series 4158, Class TC, 1.75%, 12/15/2042	418	425

Series 4690, Class KA, 3.50%, 12/15/2042	2,122	2,139

Series 4821, Class NY, 4.00%, 12/15/2042	12,707	13,525

Series 4247, Class AK, 4.50%, 12/15/2042	877	930

Series 4158, Class LD, 2.00%, 1/15/2043	844	874

Series 4726, Class AB, 3.50%, 1/15/2043	837	840

Series 4763, Class DA, 4.00%, 1/15/2043	1,080	1,083

Series 4763, Class DN, 4.00%, 1/15/2043	1,350	1,353

Series 4663, Class JA, 3.50%, 3/15/2043	2,481	2,500

Series 4966, Class A, 2.50%, 4/25/2043	860	871

Series 4795, Class MP, 3.50%, 5/15/2043	2,680	2,749

Series 4302, Class MA, 3.00%, 7/15/2043	2,528	2,648

Series 4314, Class LP, 3.50%, 7/15/2043	133	141

Series 4558, Class DA, 3.50%, 7/15/2043	1,904	1,951

Series 4492, Class MA, 4.00%, 7/15/2043	2,355	2,439

Series 4655, Class WA, 3.50%, 8/15/2043	394	399

Series 4311, Class ED, 2.75%, 9/15/2043	344	353

Series 4480, Class LA, 3.50%, 9/15/2043	591	619

Series 4450, Class NH, 2.00%, 10/15/2043	755	763

Series 4330, Class PE, 3.00%, 11/15/2043	368	384

Series 4286, Class MP, 4.00%, 12/15/2043	592	646

Series 4316, Class DZ, 3.00%, 3/15/2044	3,076	3,318

Series 4688, Class A, 3.50%, 3/15/2044	2,217	2,251

Series 4338, Class A, 2.50%, 5/15/2044	843	882

Series 4505, Class P, 3.50%, 5/15/2044	2,052	2,209

Series 4360, Class PZ, 3.00%, 7/15/2044	2,978	3,039

Series 4748, Class YA, 3.50%, 9/15/2044	2,218	2,250

Series 4545, Class PG, 3.00%, 12/15/2044	2,535	2,600

Series 4745, Class EC, 3.00%, 12/15/2044	5,459	5,604

Series 4800, Class UA, 3.50%, 12/15/2044	62	62

Series 4425, Class TA, 2.00%, 1/15/2045	677	683

Series 4550, Class TA, 2.00%, 1/15/2045	12,556	12,818

Series 4457, Class KZ, 3.00%, 4/15/2045	13,888	14,506

Series 4753, Class DA, 4.00%, 4/15/2045	2,013	2,055

Series 4478, Class PC, 2.00%, 5/15/2045	2,179	2,232

Series 4664, Class PH, 3.50%, 5/15/2045	2,231	2,345

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 4758, Class HA, 4.00%, 6/15/2045	1,004		1,023

Series 4759, Class MA, 3.00%, 9/15/2045	315		325

Series 4777, Class CB, 3.50%, 10/15/2045	4,771		4,998

Series 4591, Class QE, 2.75%, 4/15/2046	526		541

Series 4574, Class YH, 3.00%, 4/15/2046	1,003		1,050

Series 4714, Class PA, 3.00%, 11/15/2046	3,558		3,743

Series 4657, Class VZ, 3.00%, 2/15/2047	13,673		14,297

Series 4830, Class AP, 4.00%, 2/15/2047	2,124		2,267

Series 4675, Class EZ, 3.50%, 4/15/2047	1,486		1,610

Series 4682, Class LC, 2.50%, 5/15/2047	1,242		1,280

Series 4740, Class JA, 3.00%, 10/15/2047	4,021		4,191

Series 4749, Class ZL, 3.50%, 12/15/2047	17,314		18,768

Series 4936, Class AP, 2.50%, 9/25/2048	848		876

Series 4941, Class NP, 2.50%, 5/25/2049	1,680		1,750

Series 4922, Class GE, 2.50%, 7/25/2049	2,427		2,499

Series 4952, Class PA, 2.50%, 2/25/2050	2,738		2,832

FHLMC, STRIPS

Series 302, Class 350, 3.50%, 2/15/2028	341		359

Series 218, PO, 2/1/2032	131		125

Series 290, Class 200, 2.00%, 11/15/2032	717		730

Series 277, Class 30, 3.00%, 9/15/2042	4,506		4,660

Series 359, Class 350, 3.50%, 10/15/2047	3,590		3,749

FNMA, REMIC

Series 2011-66, Class QA, 3.50%, 7/25/2021	7		7

Series 2011-104, Class DC, 1.50%, 10/25/2021	7		7

Series G92-19, Class M, 8.50%, 4/25/2022	8		8

Series G92-40, Class ZC, 7.00%, 7/25/2022	—	(g)	—	(g)

Series G92-35, Class E, 7.50%, 7/25/2022	1		1

Series G92-35, Class EA, 8.00%, 7/25/2022	17		18

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(g)	—	(g)

Series 1992-131, Class KB, 8.00%, 8/25/2022	77		80

Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(g)	—	(g)

Series 1992-185, Class L, 8.00%, 10/25/2022	77		81

Series G92-64, Class J, 8.00%, 11/25/2022	173		179

Series G92-66, Class K, 8.00%, 12/25/2022	73		76

Series 2011-116, Class VA, 3.50%, 2/25/2023	123		123

Series 1997-44, Class N, PO, 6/25/2023	55		55

Series 1993-216, Class E, PO, 8/25/2023	30		29

Series 1993-235, Class G, PO, 9/25/2023	2		2

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	325

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1993-165, Class SN, IF, 11.47%, 9/25/2023(d)	—	(g)	—	(g)

Series 2003-106, Class WG, 4.50%, 11/25/2023	1,602		1,660

Series 1993-226, Class PK, 6.00%, 12/25/2023	102		107

Series 1994-15, Class ZK, 5.50%, 2/25/2024	230		242

Series 1994-43, Class PK, 6.35%, 2/25/2024	100		106

Series 2001-40, PO, 4/25/2024	41		41

Series G94-6, Class PJ, 8.00%, 5/17/2024	81		85

Series 2013-52, Class PV, 3.00%, 10/25/2024	1,753		1,782

Series 2010-38, Class B, 4.00%, 4/25/2025	209		216

Series 2011-26, Class EG, 3.00%, 6/25/2025	302		303

Series 2011-141, Class CA, 2.00%, 12/25/2025	414		416

Series 2011-17, Class GD, 3.50%, 2/25/2026	84		86

Series 2011-48, Class CN, 4.00%, 6/25/2026 (f)	103		112

Series 2011-61, Class B, 3.00%, 7/25/2026	584		609

Series 2011-72, Class KB, 3.50%, 8/25/2026	765		802

Series 2013-100, Class VW, 3.00%, 11/25/2026	1,183		1,225

Series 2012-32, Class DE, 3.00%, 12/25/2026	298		308

Series 2015-63, Class KV, 3.00%, 12/25/2026	637		638

Series 2015-96, Class EA, 3.00%, 12/25/2026	2,236		2,368

Series 2012-26, Class CA, 2.50%, 3/25/2027	1,063		1,094

Series 2012-53, Class BK, 1.75%, 5/25/2027	3,259		3,332

Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	8,963		530

Series 2012-102, Class GA, 1.38%, 9/25/2027	2,591		2,628

Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	4,350		307

Series 2020-9, Class D, 6.50%, 9/25/2027	2,308		2,467

Series 2012-127, Class AC, 1.50%, 11/25/2027	835		850

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-124, Class HG, 2.00%, 11/25/2027	530	546

Series 2013-5, Class DA, 1.50%, 2/25/2028	569	576

Series 2014-26, Class HC, 2.50%, 2/25/2028	203	207

Series 2013-13, Class KD, 1.50%, 3/25/2028	409	416

Series 2008-72, IO, 5.00%, 8/25/2028	56	2

Series 2013-137, Class BA, 1.50%, 1/25/2029	724	731

Series 2012-63, Class VB, 4.00%, 2/25/2029	2,000	2,026

Series 2009-15, Class AC, 5.50%, 3/25/2029	1,089	1,195

Series 2009-58, Class B, 4.50%, 8/25/2029	1,478	1,607

Series 2010-14, Class AC, 4.00%, 3/25/2030	303	328

Series 2013-101, Class HA, 3.00%, 10/25/2030	149	153

Series 2012-14, Class EA, 2.50%, 12/25/2030	73	75

Series 2012-20, Class BD, 2.00%, 1/25/2031	4,270	4,384

Series 2020-6, Class VA, 3.00%, 6/25/2031	1,410	1,427

Series 2001-38, Class EA, PO, 8/25/2031	65	62

Series 2015-89, Class KE, 2.00%, 11/25/2031	171	176

Series 2012-98, Class QG, 1.75%, 1/25/2032	974	997

Series 2001-81, Class HE, 6.50%, 1/25/2032	2,817	3,335

Series 2002-34, Class FA, 0.61%, 5/18/2032 (d)	156	157

Series 2016-12, Class EG, 2.00%, 5/25/2032	1,734	1,780

Series 2013-109, Class BA, 3.00%, 10/25/2032	1,157	1,217

Series 2002-64, Class PG, 5.50%, 10/25/2032	2,263	2,605

Series 2004-61, Class FH, 0.92%, 11/25/2032 (d)	1,218	1,239

Series 2002-77, Class TF, 1.11%, 12/18/2032 (d)	227	232

Series 2002-77, Class QG, 5.50%, 12/25/2032	551	622

SEE NOTES TO FINANCIAL STATEMENTS.

326	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2002-84, Class DZ, 5.50%, 12/25/2032	328	381

Series 2012-148, Class CK, 1.75%, 1/25/2033	1,695	1,754

Series 2002-94, Class BZ, 5.50%, 1/25/2033	1,306	1,499

Series 2003-7, Class FB, 0.87%, 2/25/2033 (d)	332	337

Series 2013-18, Class TG, 2.00%, 2/25/2033	716	738

Series 2019-66, Class MA, 3.00%, 2/25/2033	6,363	6,491

Series 2013-116, Class CE, 3.00%, 4/25/2033	2,312	2,395

Series 2013-31, Class NL, 4.00%, 4/25/2033	670	755

Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	229	36

Series 2003-63, Class A7, 5.50%, 6/25/2033	2,846	3,162

Series 2003-49, IO, 6.50%, 6/25/2033	325	71

Series 2003-58, Class GL, 3.50%, 7/25/2033	171	181

Series 2013-133, Class WA, 3.00%, 8/25/2033	3,952	4,115

Series 2003-84, Class PZ, 5.00%, 9/25/2033	89	102

Series 2013-119, Class VA, 3.00%, 10/25/2033	2,381	2,465

Series 2003-107, Class ZD, 6.00%, 11/25/2033	1,790	2,095

Series 2014-1, Class KV, 3.00%, 1/25/2034	3,000	3,121

Series 2014-19, Class VK, 4.50%, 4/25/2034	2,000	2,112

Series 2004-60, Class LB, 5.00%, 4/25/2034	53	54

Series 2004-38, Class AO, PO, 5/25/2034	3,315	3,082

Series 2004-72, Class F, 0.62%, 9/25/2034 (d)	194	196

Series 2004-91, Class BR, 5.50%, 12/25/2034	92	106

Series 2004-90, Class ZU, 6.00%, 12/25/2034	1,347	1,591

Series 2005-5, Class PA, 5.00%, 1/25/2035	537	587

Series 2004-101, Class AR, 5.50%, 1/25/2035	18	20

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-27, Class HZ, 5.00%, 4/25/2035	2,598	2,955

Series 2005-31, Class PB, 5.50%, 4/25/2035	1,305	1,490

Series 2005-38, Class FK, 0.42%, 5/25/2035 (d)	631	626

Series 2015-41, Class CA, 3.00%, 6/25/2035	860	915

Series 2005-66, Class PF, 0.37%, 7/25/2035 (d)	218	214

Series 2005-55, Class PN, 5.50%, 7/25/2035	2,939	3,397

Series 2005-64, Class PL, 5.50%, 7/25/2035	99	112

Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (d)	281	324

Series 2006-4, Class PB, 6.00%, 9/25/2035	1,098	1,178

Series 2010-39, Class FT, 1.07%, 10/25/2035 (d)	982	1,007

Series 2005-88, Class ZC, 5.00%, 10/25/2035	2,962	3,368

Series 2007-109, Class VZ, 5.00%, 10/25/2035	2,489	2,826

Series 2005-84, Class MB, 5.75%, 10/25/2035	1,348	1,513

Series 2013-114, Class JA, 3.00%, 11/25/2035	228	236

Series 2015-87, Class TB, 4.00%, 11/25/2035	7,016	7,808

Series 2005-101, Class B, 5.00%, 11/25/2035	1,417	1,622

Series 2005-99, Class AF, 0.47%, 12/25/2035 (d)	146	147

Series 2014-88, Class ER, 2.50%, 2/25/2036	127	133

Series 2006-16, Class FC, 0.42%, 3/25/2036 (d)	139	140

Series 2006-14, Class DB, 5.50%, 3/25/2036	565	647

Series 2006-27, Class BF, 0.42%, 4/25/2036 (d)	267	267

Series 2006-46, Class FW, 0.52%, 6/25/2036 (d)	398	399

Series 2006-42, Class PF, 0.53%, 6/25/2036 (d)	304	306

Series 2006-50, Class PE, 5.00%, 6/25/2036	513	585

Series 2009-71, Class JT, 6.00%, 6/25/2036	285	336

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	327

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-101, Class FC, 0.42%, 7/25/2036 (d)	338	338

Series 2006-101, Class FD, 0.42%, 7/25/2036 (d)	216	216

Series 2006-56, Class DC, 0.77%, 7/25/2036 (d)	378	380

Series 2006-58, Class ST, IF, IO, 7.03%, 7/25/2036 (d)	355	70

Series 2007-1, Class NF, 0.37%, 2/25/2037 (d)	533	534

Series 2007-16, Class FC, 0.87%, 3/25/2037 (d)	24	25

Series 2007-22, Class SC, IF, IO, 5.96%, 3/25/2037 (d)	37	2

Series 2007-33, Class MS, IF, IO, 6.47%, 4/25/2037 (d)	1,882	295

Series 2011-71, Class FB, 0.62%, 5/25/2037 (d)	366	367

Series 2007-57, Class ZE, 4.75%, 5/25/2037	628	664

Series 2013-55, Class BA, 3.00%, 6/25/2037	331	332

Series 2007-B2, Class ZA, 5.50%, 6/25/2037	2,967	3,454

Series 2008-93, Class AM, 5.50%, 6/25/2037	175	180

Series 2008-5, Class PE, 5.00%, 8/25/2037	143	164

Series 2007-85, Class SH, IF, IO, 6.38%, 9/25/2037 (d)	1,206	109

Series 2013-74, Class HP, 3.00%, 10/25/2037	369	373

Series 2010-68, Class DA, 4.50%, 10/25/2037	10	10

Series 2013-88, Class EA, 3.00%, 11/25/2037	578	582

Series 2007-117, Class FM, 0.82%, 1/25/2038 (d)	233	239

Series 2007-117, Class MF, 0.82%, 1/25/2038 (d)	437	448

Series 2008-24, Class PF, 0.77%, 2/25/2038 (d)	191	193

Series 2012-22, Class DA, 2.00%, 3/25/2038	507	508

Series 2008-18, Class SE, IF, IO, 6.15%, 3/25/2038 (d)	121	16

Series 2010-149, Class LB, 4.00%, 4/25/2038	73	73

Series 2008-25, Class DZ, 5.75%, 4/25/2038	551	634

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-139, Class EA, 3.00%, 8/25/2038	561	563

Series 2013-96, Class YA, 3.50%, 9/25/2038	935	972

Series 2008-83, Class CA, 6.00%, 9/25/2038	693	814

Series 2011-48, Class HC, 3.00%, 10/25/2038	115	115

Series 2013-92, Class A, 3.50%, 12/25/2038	869	874

Series 2013-15, Class EF, 0.47%, 3/25/2039 (d)	122	123

Series 2012-56, Class FG, 0.62%, 3/25/2039 (d)	23	23

Series 2010-134, Class DJ, 2.25%, 3/25/2039	1,144	1,159

Series 2011-104, Class KE, 2.50%, 3/25/2039	41	42

Series 2011-104, Class KY, 4.00%, 3/25/2039	227	236

Series 2012-89, Class FD, 0.57%, 4/25/2039 (d)	524	525

Series 2009-29, Class LA, 1.41%, 5/25/2039 (d)	1,357	1,342

Series 2009-62, Class HJ, 6.00%, 5/25/2039	318	337

Series 2012-73, Class LF, 0.57%, 6/25/2039 (d)	28	28

Series 2013-25, Class DC, 2.50%, 6/25/2039	784	813

Series 2012-14, Class DA, 2.00%, 7/25/2039	1	1

Series 2009-59, Class HB, 5.00%, 8/25/2039	1,797	2,042

Series 2009-70, Class FA, 1.32%, 9/25/2039 (d)	159	160

Series 2014-82, Class LA, 3.00%, 9/25/2039	339	341

Series 2009-73, Class HJ, 6.00%, 9/25/2039	195	225

Series 2010-118, Class EF, 0.57%, 10/25/2039 (d)	191	192

Series 2009-86, Class PE, 5.00%, 10/25/2039	4,411	5,052

Series 2013-125, Class AB, 4.00%, 11/25/2039	362	403

Series 2009-87, Class B, 4.50%, 11/25/2039	2,467	2,712

SEE NOTES TO FINANCIAL STATEMENTS.

328	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2012-118, Class BE, 2.00%, 12/25/2039	1,176	1,187

Series 2009-112, Class SW, IF, IO, 6.13%, 1/25/2040 (d)	3,600	490

Series 2013-1, Class BA, 3.00%, 2/25/2040	1,553	1,585

Series 2015-21, Class D, 3.00%, 2/25/2040	2,481	2,497

Series 2010-35, Class KF, 0.62%, 4/25/2040 (d)	514	517

Series 2011-4, Class PK, 3.00%, 4/25/2040	1,523	1,570

Series 2010-37, Class CY, 5.00%, 4/25/2040	83	95

Series 2011-3, Class KA, 5.00%, 4/25/2040	497	526

Series 2011-61, Class ZA, 5.00%, 4/25/2040	1,535	1,755

Series 2011-21, Class PA, 4.50%, 5/25/2040	1,352	1,452

Series 2010-43, Class HJ, 5.50%, 5/25/2040	260	304

Series 2010-58, Class FA, 0.67%, 6/25/2040 (d)	506	513

Series 2010-58, Class FY, 0.85%, 6/25/2040 (d)	219	224

Series 2014-70, Class A, 3.00%, 6/25/2040	2,500	2,525

Series 2012-63, Class MA, 4.00%, 6/25/2040	1,061	1,109

Series 2010-64, Class DM, 5.00%, 6/25/2040	1,279	1,444

Series 2014-82, Class LM, 3.00%, 7/25/2040	1,872	1,892

Series 2015-15, Class EH, 2.50%, 8/25/2040	13	13

Series 2016-66, Class DE, 2.00%, 9/25/2040	1,921	1,931

Series 2010-109, Class M, 3.00%, 9/25/2040	2,020	2,140

Series 2012-44, Class LA, 3.50%, 9/25/2040	70	71

Series 2012-9, Class YF, 0.52%, 11/25/2040 (d)	165	165

Series 2013-106, Class GA, 2.50%, 11/25/2040	149	151

Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	1,167	83

Series 2015-44, Class J, 3.50%, 12/25/2040	47	48

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-70, Class HP, 2.00%, 1/25/2041	4,271	4,397

Series 2010-154, Class MW, 3.50%, 1/25/2041	6,146	6,727

Series 2011-18, Class KY, 4.00%, 3/25/2041	1,050	1,136

Series 2013-15, Class CP, 1.75%, 4/25/2041	5,571	5,671

Series 2014-70, Class CW, 3.00%, 4/25/2041	10,000	10,379

Series 2011-35, Class PE, 4.00%, 4/25/2041	2,990	3,202

Series 2013-96, Class CA, 4.00%, 4/25/2041	805	830

Series 2011-53, Class FT, 0.70%, 6/25/2041 (d)	190	193

Series 2011-52, Class GB, 5.00%, 6/25/2041	150	171

Series 2013-77, Class EP, 2.50%, 7/25/2041	2,756	2,830

Series 2012-16, Class WH, 4.00%, 7/25/2041	121	124

Series 2011-128, Class KP, 4.50%, 7/25/2041	132	142

Series 2011-59, Class NZ, 5.50%, 7/25/2041	1,026	1,151

Series 2012-147, Class NE, 1.75%, 8/25/2041	4,022	4,080

Series 2012-14, Class PA, 2.00%, 8/25/2041	419	432

Series 2013-72, Class LY, 3.50%, 8/25/2041	1,074	1,130

Series 2013-5, Class AE, 1.75%, 9/25/2041	5,188	5,302

Series 2015-45, Class GA, 2.50%, 9/25/2041	1,085	1,108

Series 2013-126, Class CA, 4.00%, 9/25/2041	547	592

Series 2011-123, Class BP, 2.00%, 10/25/2041	7,274	7,423

Series 2011-141, Class MA, 3.50%, 10/25/2041	865	918

Series 2013-100, Class MP, 4.50%, 11/25/2041	5,696	6,109

Series 2012-64, Class PK, 4.50%, 12/25/2041	2,632	2,814

Series 2012-113, Class DC, 2.25%, 1/25/2042	361	372

Series 2012-27, Class PL, 2.00%, 2/25/2042	407	420

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	329

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2012-139, Class NY, 5.00%, 2/25/2042	2,493	2,770

Series 2012-133, Class AP, 1.75%, 3/25/2042	6,263	6,360

Series 2016-21, Class BA, 3.00%, 3/25/2042	2,682	2,733

Series 2012-100, Class TL, 4.00%, 4/25/2042	447	485

Series 2012-80, Class EB, 4.50%, 4/25/2042	2,643	2,809

Series 2013-9, Class CB, 5.50%, 4/25/2042	4,249	4,887

Series 2012-128, Class VF, 0.37%, 6/25/2042 (d)	803	804

Series 2013-73, Class PG, 2.50%, 6/25/2042	1,533	1,593

Series 2016-95, Class KA, 3.00%, 6/25/2042	4,105	4,240

Series 2017-4, Class CH, 3.00%, 6/25/2042	369	370

Series 2013-96, Class FY, 0.47%, 7/25/2042 (d)	310	313

Series 2012-144, Class HP, 1.75%, 7/25/2042	704	725

Series 2013-93, Class PJ, 3.00%, 7/25/2042	1,191	1,220

Series 2013-34, Class PC, 2.50%, 8/25/2042	844	880

Series 2017-46, Class NA, 3.00%, 8/25/2042	2,414	2,441

Series 2014-18, Class DE, 4.00%, 8/25/2042	2,432	2,565

Series 2012-94, Class K, 2.00%, 9/25/2042	1,953	1,995

Series 2012-112, Class DA, 3.00%, 10/25/2042	3,955	4,210

Series 2013-81, Class NC, 3.00%, 10/25/2042	1,016	1,069

Series 2013-72, Class AF, 0.37%, 11/25/2042 (d)	121	121

Series 2012-128, Class BA, 1.50%, 11/25/2042	7,396	7,558

Series 2013-20, Class JP, 2.00%, 11/25/2042	1,664	1,710

Series 2018-22, Class DE, 3.50%, 11/25/2042	124	124

Series 2013-6, Class HD, 1.50%, 12/25/2042	752	760

Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	6,591

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-61, Class BA, 3.00%, 1/25/2043	2,799	2,871

Series 2013-58, Class FP, 0.37%, 2/25/2043 (d)	1,133	1,134

Series 2013-10, Class PA, 1.50%, 2/25/2043	1,407	1,418

Series 2013-10, Class UB, 2.00%, 2/25/2043	2,551	2,575

Series 2015-55, Class PK, 2.50%, 3/25/2043	4,884	5,052

Series 2016-36, Class BC, 2.50%, 3/25/2043	2,009	2,054

Series 2013-100, Class PL, 4.50%, 3/25/2043	1,150	1,283

Series 2013-64, Class PF, 0.37%, 4/25/2043 (d)	891	891

Series 2013-66, Class LB, 1.50%, 4/25/2043	145	148

Series 2020-18, Class BA, 2.50%, 4/25/2043	3,589	3,629

Series 2017-46, Class MG, 3.00%, 4/25/2043	1,374	1,402

Series 2013-33, Class UZ, 3.50%, 4/25/2043	7,912	8,706

Series 2018-38, Class EC, 4.00%, 4/25/2043	6	6

Series 2020-11, Class CD, 3.00%, 5/25/2043	1,360	1,372

Series 2014-3, Class BL, 2.50%, 6/25/2043	162	166

Series 2013-66, Class MB, 3.00%, 7/25/2043	2,000	2,151

Series 2014-43, Class PZ, 3.00%, 7/25/2043	3,351	3,398

Series 2014-32, Class DK, 3.00%, 8/25/2043	593	621

Series 2013-92, Class DE, 4.00%, 9/25/2043	600	694

Series 2018-29, Class PA, 3.50%, 3/25/2044	2,011	2,035

Series 2014-15, Class AC, 3.50%, 4/25/2044	7,439	8,231

Series 2017-74, Class KA, 3.00%, 11/25/2044	1,295	1,330

Series 2016-100, Class P, 3.50%, 11/25/2044	150	159

Series 2020-18, Class DC, 2.50%, 2/25/2045	1,852	1,885

Series 2015-33, Class DT, 2.50%, 6/25/2045	885	929

SEE NOTES TO FINANCIAL STATEMENTS.

330	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2015-33, Class P, 2.50%, 6/25/2045	1,879	1,976

Series 2015-51, Class KC, 3.00%, 6/25/2045	1,118	1,146

Series 2017-18, Class DA, 3.00%, 8/25/2045	2,937	3,068

Series 2016-84, Class LA, 3.00%, 12/25/2045	1,961	2,058

Series 2016-2, Class GA, 3.00%, 2/25/2046	2,866	3,044

Series 2020-3, Class AB, 3.00%, 2/25/2046	2,124	2,137

Series 2016-16, Class AL, 3.00%, 4/25/2046	12,800	13,659

Series 2017-15, Class PE, 3.50%, 4/25/2046	2,343	2,514

Series 2017-58, Class P, 3.00%, 6/25/2046	5,979	6,305

Series 2017-68, Class HQ, 3.00%, 7/25/2046	2,224	2,334

Series 2016-80, Class JP, 3.00%, 11/25/2046	991	1,019

Series 2017-85, Class HA, 3.00%, 12/25/2046	2,357	2,512

Series 2017-10, Class FA, 0.52%, 3/25/2047 (d)	407	409

Series 2017-11, Class PH, 2.50%, 3/25/2047	611	640

Series 2017-89, Class KZ, 3.50%, 8/25/2047	6,350	6,876

Series 2017-84, Class JA, 2.75%, 9/25/2047	1,941	1,979

Series 2017-96, Class MA, 3.00%, 12/25/2047	1,337	1,375

Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,129	2,263

Series 2018-37, Class BC, 3.50%, 12/25/2047	1,153	1,190

Series 2018-15, Class ZG, 3.50%, 3/25/2048	3,942	4,141

Series 2019-17, Class KA, 3.50%, 4/25/2048	1,290	1,330

Series 2019-65, Class PA, 2.50%, 5/25/2048	349	365

Series 2019-11, Class EA, 3.00%, 5/25/2048	2,034	2,118

Series 2018-87, Class BA, 4.00%, 7/25/2048	1,109	1,161

Series 2020-94, PO, 9/25/2048	913	826

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2019-9, Class ZA, 3.50%, 9/25/2048	7,470		7,996

Series 2019-51, Class DW, 3.50%, 11/25/2048	1,628		1,682

Series 2020-49, Class GA, 1.50%, 2/25/2049	6,192		6,257

Series 2020-49, Class GC, 2.00%, 2/25/2049	6,186		6,350

Series 2009-11, Class ZY, 5.50%, 3/25/2049	3,375		3,811

Series 2019-18, Class BA, 3.50%, 5/25/2049	16,157		17,573

Series 2019-25, Class GQ, 3.50%, 6/25/2049	5,074		5,225

Series 2019-72, Class KA, 2.50%, 9/25/2049	822		843

Series 2020-15, Class EA, 2.00%, 10/25/2049	2,356		2,386

Series 2019-69, Class A, 2.50%, 12/25/2049	3,455		3,591

Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000		1,004

Series 2019-81, Class LA, 2.50%, 12/25/2049	895		932

Series 2020-7, Class DZ, 3.00%, 2/25/2050	1,549		1,591

Series 2020-10, Class Q, 3.00%, 3/25/2050	10,346		10,879

Series 2020-15, Class EM, 3.00%, 3/25/2050	1,808		1,878

Series 2018-70, Class HA, 3.50%, 10/25/2056	1,415		1,491

FNMA, REMIC Trust, Whole Loan Series 1995-W3, Class A, 9.00%, 4/25/2025	—	(g)	—	(g)

FNMA, REMIC, Whole Loan

Series 2007-54, Class FA, 0.52%, 6/25/2037 (d)	204		206

Series 2007-106, Class A7, 6.25%, 10/25/2037 (d)	239		277

Series 2001-50, Class BA, 7.00%, 10/25/2041	106		122

FNMA, STRIPS

Series 268, Class 2, IO, 9.00%, 2/25/2023	—	(g)	—	(g)

Series 289, Class 1, PO, 11/25/2027	125		121

Series 334, Class 17, IO, 6.50%, 2/25/2033 (d)	206		37

Series 334, Class 9, IO, 6.00%, 3/25/2033	453		80

Series 334, Class 13, IO, 6.00%, 3/25/2033 (d)	177		29

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	331

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 356, Class 16, IO, 5.50%, 6/25/2035 (d)	141	22

Series 359, Class 16, IO, 5.50%, 10/25/2035 (d)	138	23

Series 369, Class 19, IO, 6.00%, 10/25/2036 (d)	135	26

Series 369, Class 26, IO, 6.50%, 10/25/2036 (d)	94	19

Series 386, Class 20, IO, 6.50%, 8/25/2038 (d)	218	41

Series 394, Class C3, IO, 6.50%, 9/25/2038	425	86

Series 411, Class A3, 3.00%, 8/25/2042	2,296	2,408

FNMA, Whole Loan Series 2007-W1, Class 1AF1, 0.38%, 11/25/2046 (d)	1,874	1,851

GNMA

Series 2011-132, Class GJ, 2.00%, 9/16/2026	456	470

Series 2011-155, Class A, 3.00%, 11/20/2026	138	145

Series 2011-158, Class AB, 3.00%, 11/20/2026	409	423

Series 2012-3, Class AK, 3.00%, 1/16/2027	2,013	2,107

Series 2012-32, Class EG, 3.00%, 3/16/2027	941	980

Series 2013-75, Class AC, 1.50%, 5/20/2028	1,897	1,931

Series 2018-78, Class EV, 3.00%, 8/20/2031	1,687	1,770

Series 2003-50, Class F, 0.41%, 5/16/2033 (d)	187	187

Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	210	18

Series 2006-26, Class S, IF, IO, 6.39%, 6/20/2036 (d)	5,037	740

Series 2007-16, Class KU, IF, IO, 6.54%, 4/20/2037 (d)	3,198	558

Series 2009-106, Class XL, IF, IO, 6.64%, 6/20/2037 (d)	2,999	555

Series 2013-23, Class BP, 3.00%, 9/20/2037	701	721

Series 2010-143, Class PH, 3.00%, 11/16/2037	32	32

Series 2008-75, Class SP, IF, IO, 7.36%, 8/20/2038 (d)	1,014	134

Series 2009-14, Class SA, IF, IO, 5.97%, 3/20/2039 (d)	3,108	315

Series 2009-14, Class KS, IF, IO, 6.19%, 3/20/2039 (d)	1,289	183

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	389	87

Series 2018-63, Class EC, 3.00%, 6/20/2039	453	454

Series 2009-75, Class NB, 4.50%, 6/20/2039	183	196

Series 2010-144, Class DA, 4.00%, 9/16/2039	77	80

Series 2013-117, Class A, 2.50%, 10/20/2039	599	604

Series 2013-167, Class EP, 2.50%, 11/20/2039	849	858

Series 2010-59, Class HZ, 4.50%, 5/16/2040	2,226	2,493

Series 2011-26, Class PA, 4.00%, 7/20/2040	84	88

Series 2011-73, Class KB, 4.00%, 1/16/2041	1,042	1,081

Series 2013-71, Class NA, 2.50%, 8/20/2041	130	134

Series 2015-116, Class A, 2.50%, 3/20/2042	1,459	1,504

Series 2012-96, Class WP, 6.50%, 8/16/2042	3,930	4,696

Series 2012-127, Class PA, 2.00%, 9/16/2042	2,169	2,249

Series 2013-42, Class ND, 1.75%, 11/20/2042	259	264

Series 2013-28, Class DE, 1.75%, 12/20/2042	494	505

Series 2014-12, Class ZA, 3.00%, 1/20/2044	19,783	21,218

Series 2018-29, Class LC, 3.00%, 4/20/2044	1,005	1,017

Series 2016-25, Class QH, 3.00%, 12/16/2044	2,378	2,508

Series 2015-57, Class AB, 2.00%, 4/20/2045	4,745	4,845

Series 2015-80, Class CP, 4.50%, 6/20/2045	650	717

Series 2015-80, Class CQ, 5.00%, 6/20/2045	469	523

Series 2018-36, Class AM, 3.00%, 7/20/2045	1,067	1,115

Series 2016-79, Class LA, 3.00%, 9/20/2045	1,944	1,983

Series 2016-90, Class MA, 3.00%, 10/20/2045	1,595	1,618

SEE NOTES TO FINANCIAL STATEMENTS.

332	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2016-104, Class MA, 3.00%, 11/20/2045	2,972		3,009

Series 2020-125, Class AG, 2.50%, 2/20/2046	9,201		9,356

Series 2016-91, Class WH, 2.75%, 3/20/2046	1,947		2,025

Series 2017-99, Class DB, 3.00%, 3/20/2046	1,095		1,173

Series 2018-124, Class BY, 4.00%, 11/20/2046	4,404		4,468

Series 2018-168, Class NA, 3.00%, 12/20/2046	2,289		2,402

Series 2019-86, Class AB, 3.50%, 5/20/2047	2,401		2,438

Series 2017-149, Class DA, 2.50%, 6/20/2047	4,467		4,726

Series 2019-74, Class AT, 3.00%, 6/20/2049	859		922

Series 2019-145, Class PA, 3.50%, 8/20/2049	1,451		1,481

Series 2020-74, Class DY, 2.00%, 5/20/2050	2,236		2,276

Series 2020-83, Class KP, 3.00%, 6/20/2050	1,065		1,092

Series 2010-H26, Class LF, 0.49%, 8/20/2058 (d)	301		301

Series 2010-H03, Class FA, 0.68%, 3/20/2060 (d)	4,053		4,066

Series 2011-H07, Class FA, 0.64%, 2/20/2061 (d)	4,647		4,654

Series 2011-H08, Class FA, 0.74%, 2/20/2061 (d)	3,111		3,123

Series 2011-H11, Class FA, 0.64%, 3/20/2061 (d)	555		556

Series 2011-H11, Class FB, 0.64%, 4/20/2061 (d)	507		508

Series 2011-H21, Class FA, 0.74%, 10/20/2061 (d)	323		325

Series 2013-H05, Class FB, 0.54%, 2/20/2062 (d)	517		517

Series 2012-H14, Class NA, 2.00%, 6/20/2062	—	(g)	—	(g)

Series 2012-H14, Class FK, 0.72%, 7/20/2062 (d)	458		459

Series 2012-H18, Class NA, 0.66%, 8/20/2062 (d)	323		323

Series 2012-H20, Class BA, 0.70%, 9/20/2062 (d)	837		840

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-H29, Class FA, 0.66%, 10/20/2062 (d)	168	168

Series 2012-H23, Class WA, 0.66%, 10/20/2062 (d)	385	386

Series 2012-H30, Class GA, 0.49%, 12/20/2062 (d)	378	378

Series 2013-H08, Class FA, 0.49%, 3/20/2063 (d)	637	637

Series 2013-H11, Class FA, 0.59%, 4/20/2063 (d)	614	614

Series 2013-H14, Class FG, 0.61%, 5/20/2063 (d)	174	174

Series 2013-H15, Class FA, 0.68%, 6/20/2063 (d)	1,748	1,752

Series 2013-H19, Class FC, 0.74%, 8/20/2063 (d)	4,882	4,896

Series 2014-H05, Class FB, 0.74%, 12/20/2063 (d)	758	761

Series 2014-H02, Class FB, 0.79%, 12/20/2063 (d)	2,529	2,541

Series 2014-H14, Class GF, 0.61%, 7/20/2064 (d)	401	402

Series 2014-H16, Class FL, 0.62%, 7/20/2064 (d)	1,003	1,001

Series 2014-H21, Class FA, 0.79%, 10/20/2064 (d)	396	399

Series 2015-H04, Class FL, 0.61%, 2/20/2065 (d)	243	244

Series 2015-H13, Class FG, 0.54%, 4/20/2065 (d)	584	584

Series 2015-H10, Class FH, 0.74%, 4/20/2065 (d)	1,822	1,833

Series 2015-H09, Class FA, 0.76%, 4/20/2065 (d)	530	534

Series 2015-H10, Class FK, 0.76%, 4/20/2065 (d)	16,619	16,736

Series 2015-H14, Class FB, 0.57%, 5/20/2065 (d)	266	267

Series 2015-H12, Class FB, 0.74%, 5/20/2065 (d)	13,120	13,199

Series 2015-H12, Class FD, 0.74%, 5/20/2065 (d)	1,686	1,697

Series 2015-H14, Class FA, 0.71%, 6/20/2065 (d)	6,840	6,875

Series 2015-H16, Class FM, 0.74%, 7/20/2065 (d)	4,136	4,164

Series 2015-H24, Class FA, 0.79%, 9/20/2065 (d)	7,343	7,403

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	333

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2015-H27, Class FA, 0.89%, 9/20/2065 (d)	1,961	1,983

Series 2015-H25, Class FD, 0.79%, 10/20/2065 (d)	9,186	9,262

Series 2015-H29, Class FA, 0.84%, 10/20/2065 (d)	30	30

Series 2015-H29, Class FJ, 0.82%, 11/20/2065 (d)	5,652	5,662

Series 2016-H01, Class FA, 1.04%, 1/20/2066 (d)	4,343	4,416

Series 2016-H06, Class FC, 1.06%, 2/20/2066 (d)	3,254	3,306

Series 2016-H06, Class FA, 1.09%, 2/20/2066 (d)	3,149	3,208

Series 2016-H09, Class FN, 0.99%, 3/20/2066 (d)	4,065	4,125

Series 2016-H14, Class FA, 0.94%, 6/20/2066 (d)	2,320	2,351

Series 2016-H24, Class AF, 0.99%, 11/20/2066 (d)	3,134	3,185

Series 2017-H07, Class FG, 0.60%, 2/20/2067 (d)	675	676

Series 2017-H14, Class FD, 0.61%, 6/20/2067 (d)	746	747

Series 2017-H16, Class CF, 0.61%, 7/20/2067 (d)	970	972

Series 2017-H15, Class FN, 0.64%, 7/20/2067 (d)	668	670

Series 2017-H19, Class FA, 0.59%, 8/20/2067 (d)	3,362	3,364

Series 2018-H04, Class FG, 0.42%, 2/20/2068 (d)	764	761

Series 2018-H07, Class FE, 0.49%, 2/20/2068 (d)	306	305

Series 2019-H01, Class FT, 0.54%, 10/20/2068 (d)	3,547	3,547

Series 2019-H05, Class FT, 0.54%, 4/20/2069 (d)	9,960	9,971

Headlands Residential LLC Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (f)	7,000	7,043

JPMorgan Mortgage Trust

Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	206	207

Series 2006-A2, Class 4A1, 3.06%, 8/25/2034 (d)	641	673

Legacy Mortgage Asset Trust

Series 2020-GS5, Class A1, 3.25%, 6/25/2060 (a)	1,232	1,256

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (a) (f)	8,363		8,362

MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	(g)	—	(g)

Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 0.64%, 12/25/2035 (d)	1,381		488

NYMT Loan Trust Series 2020-SP2, Class A1, 2.94%, 10/25/2060 (a) (d)	13,237		13,302

OBX Trust Series 2020-EXP3, Class 2A1, 1.02%, 1/25/2060 (a) (d)	3,116		3,123

Prime Mortgage Trust Series 2005-2, Class 1A1, 4.75%, 7/25/2020	—	(g)	—	(g)

PRPM LLC

Series 2020-2, Class A1, 3.67%, 8/25/2025 (a) (f)	1,221		1,236

Series 2020-3, Class A1, 2.86%, 9/25/2025 (a) (f)	12,839		12,943

Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (f)	6,009		6,030

Series 2020-5, Class A1, 3.10%, 11/25/2025 (a) (f)	15,029		15,180

Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (d)	13,153		13,146

Vericrest Opportunity Loan Transferee Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (f)	27,291		27,291

Verus Securitization Trust Series 2019-2, Class A1, 3.21%, 5/25/2059 (a) (d)	683		686

Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (d)	6,335		6,557

VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (f)	9,330		9,336

VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 3/27/2051 (a) (f)	22,821		22,808

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (f)	22,857		22,850

Total Collateralized Mortgage Obligations (Cost $1,397,845)			1,404,459

Mortgage-Backed Securities — 5.5%

FHLMC

Pool # 611141, ARM, 2.71%, 1/1/2027 (d)	12		12

Pool # 846774, ARM, 2.69%, 12/1/2027 (d)	13		13

Pool # 1L1380, ARM, 2.90%, 3/1/2035 (d)	1,253		1,350

Pool # 1B2844, ARM, 3.03%, 3/1/2035 (d)	63		64

Pool # 1L1379, ARM, 3.83%, 10/1/2035 (d)	647		660

SEE NOTES TO FINANCIAL STATEMENTS.

334	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 1J1380, ARM, 3.13%, 3/1/2036 (d)	430		459

Pool # 1G1861, ARM, 4.04%, 3/1/2036 (d)	403		429

Pool # 1J1313, ARM, 2.47%, 6/1/2036 (d)	88		92

Pool # 1G1028, ARM, 2.77%, 7/1/2036 (d)	27		28

Pool # 1N0273, ARM, 2.10%, 8/1/2036 (d)	90		94

Pool # 1K0035, ARM, 2.73%, 8/1/2036 (d)	291		296

Pool # 1J1393, ARM, 2.20%, 10/1/2036 (d)	737		775

Pool # 1J1378, ARM, 2.01%, 11/1/2036 (d)	184		194

Pool # 1N0346, ARM, 1.82%, 12/1/2036 (d)	110		110

Pool # 1J1418, ARM, 2.06%, 12/1/2036 (d)	75		75

Pool # 1J1467, ARM, 2.23%, 12/1/2036 (d)	144		152

Pool # 1J1541, ARM, 2.23%, 1/1/2037 (d)	484		503

Pool # 1J1516, ARM, 2.82%, 2/1/2037 (d)	75		80

Pool # 1J1543, ARM, 4.10%, 2/1/2037 (d)	49		48

Pool # 1N1458, ARM, 1.91%, 3/1/2037 (d)	287		299

Pool # 1J1635, ARM, 3.20%, 3/1/2037 (d)	183		193

Pool # 1J1522, ARM, 3.84%, 3/1/2037 (d)	138		146

Pool # 1Q0339, ARM, 3.03%, 4/1/2037 (d)	31		33

Pool # 1Q0697, ARM, 1.82%, 5/1/2037 (d)	703		733

Pool # 1J1681, ARM, 2.86%, 6/1/2037 (d)	979		1,041

Pool # 1J1685, ARM, 2.86%, 6/1/2037 (d)	404		408

Pool # 847871, ARM, 1.46%, 8/1/2037 (d)	116		116

Pool # 1J2834, ARM, 2.52%, 8/1/2037 (d)	132		140

Pool # 1B3605, ARM, 2.91%, 8/1/2037 (d)	210		210

Pool # 1Q0476, ARM, 2.37%, 10/1/2037 (d)	177		179

Pool # 1J2945, ARM, 2.37%, 11/1/2037 (d)	54		54

Pool # 1Q0894, ARM, 3.54%, 1/1/2038 (d)	386		390

Pool # 1Q0722, ARM, 3.09%, 4/1/2038 (d)	347		371

FHLMC Gold Pools, 15 Year

Pool # G13621, 6.50%, 8/1/2021	—	(g)	—	(g)

Pool # J03447, 6.00%, 9/1/2021	3		3

Pool # G13821, 6.00%, 11/1/2021	9		9

Pool # G13274, 5.50%, 10/1/2023	263		273

Pool # G13301, 5.50%, 10/1/2023	987		1,028

Pool # J10284, 6.00%, 12/1/2023	22		23

Pool # G13433, 5.50%, 1/1/2024	123		128

Pool # J14494, 4.00%, 2/1/2026	3,255		3,474

Pool # J14783, 4.00%, 3/1/2026	91		97

Pool # J15974, 4.00%, 6/1/2026	1,222		1,304

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # G14643, 4.00%, 8/1/2026	111		119

Pool # J18745, 3.00%, 4/1/2027	910		968

Pool # G14973, 4.00%, 12/1/2028	116		128

Pool # J31731, 3.00%, 5/1/2030	593		634

FHLMC Gold Pools, 20 Year

Pool # G30195, 6.50%, 5/1/2021	—	(g)	—	(g)

Pool # G30262, 6.00%, 10/1/2024	75		84

Pool # G30325, 5.50%, 3/1/2027	846		947

Pool # C91261, 4.50%, 8/1/2029	177		194

Pool # C91349, 4.50%, 12/1/2030	166		183

Pool # G30565, 4.50%, 10/1/2031	352		388

Pool # G30701, 5.00%, 11/1/2031	140		158

Pool # C91388, 3.50%, 2/1/2032	3,617		3,885

Pool # C91447, 3.50%, 5/1/2032	281		302

Pool # C91449, 4.00%, 5/1/2032 (e)	1,368		1,509

Pool # C91581, 3.00%, 11/1/2032	1,393		1,477

Pool # G30669, 4.50%, 12/1/2033	2,034		2,242

Pool # C91761, 4.00%, 5/1/2034	1,319		1,450

Pool # K92617, 3.00%, 4/1/2035	5,908		6,260

Pool # C91862, 3.50%, 1/1/2036	5,309		5,757

Pool # C91880, 3.50%, 6/1/2036	2,969		3,251

FHLMC Gold Pools, 30 Year

Pool # A30588, 6.00%, 7/1/2032	109		123

Pool # G01665, 5.50%, 3/1/2034	2,409		2,806

Pool # G05046, 5.00%, 11/1/2036	138		161

Pool # G03073, 5.50%, 7/1/2037	1,127		1,300

Pool # G04772, 7.00%, 8/1/2038	139		164

Pool # G05798, 5.50%, 1/1/2040	269		315

Pool # G06061, 4.00%, 10/1/2040	5,718		6,343

Pool # Q06999, 4.00%, 3/1/2042	3,854		4,274

Pool # Q35618, 4.00%, 8/1/2045	4,127		4,575

Pool # G60701, 4.50%, 3/1/2046	3,984		4,497

Pool # G08729, 4.50%, 9/1/2046	992		1,098

Pool # Q53595, 3.50%, 1/1/2048	5,244		5,609

FHLMC Gold Pools, Other

Pool # T45022, 2.50%, 1/1/2028	4,873		5,031

Pool # U79013, 2.50%, 4/1/2028	1,021		1,068

Pool # U79014, 2.50%, 5/1/2028	1,254		1,312

Pool # T40143, 2.50%, 7/1/2028	927		956

Pool # U79019, 3.00%, 7/1/2028	213		225

Pool # U79026, 2.50%, 9/1/2028	278		291

Pool # U49013, 3.00%, 9/1/2028	2,056		2,182

Pool # G20027, 10.00%, 10/1/2030	41		44

Pool # G20028, 7.50%, 12/1/2036	2,858		3,255

Pool # RE6019, 3.00%, 12/1/2049	1,655		1,705

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	335

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # RE6030, 3.50%, 2/1/2050	1,410	1,462

Pool # RE6028, 3.00%, 4/1/2050	1,052	1,083

Pool # RE6048, 2.50%, 5/1/2050	3,413	3,436

Pool # RE6041, 3.00%, 5/1/2050	14,915	15,362

Pool # RE6052, 3.00%, 7/1/2050	5,976	6,155

FHLMC UMBS, 15 Year

Pool # ZA3850, 3.00%, 9/1/2030	2,378	2,530

Pool # ZS7542, 3.00%, 10/1/2031	923	986

Pool # SB0329, 3.00%, 9/1/2032	1,901	2,021

Pool # ZS8076, 4.00%, 7/1/2033	3,270	3,537

Pool # ZS8124, 4.00%, 8/1/2033	4,806	5,299

FHLMC UMBS, 20 Year Pool # ZT1674, 5.00%, 2/1/2035	7,188	8,024

FHLMC UMBS, 30 Year Pool # ZM4070, 4.00%, 9/1/2047	7,660	8,414

FNMA

Pool # 325081, ARM, 2.72%, 10/1/2025 (d)	4	4

Pool # 409902, ARM, 3.62%, 6/1/2027 (d)	7	7

Pool # 52597, ARM, 2.29%, 7/1/2027 (d)	2	2

Pool # 725902, ARM, 2.15%, 9/1/2034 (d)	51	51

Pool # 810896, ARM, 1.76%, 1/1/2035 (d)	37	39

Pool # 865095, ARM, 3.30%, 10/1/2035 (d)	720	738

Pool # 848757, ARM, 1.87%, 12/1/2035 (d)	164	164

Pool # 894571, ARM, 2.98%, 3/1/2036 (d)	959	1,022

Pool # 877009, ARM, 2.99%, 3/1/2036 (d)	770	818

Pool # AD0295, ARM, 3.05%, 3/1/2036 (d)	655	657

Pool # 871502, ARM, 3.59%, 4/1/2036 (d)	32	32

Pool # 895687, ARM, 1.99%, 5/1/2036 (d)	92	96

Pool # 882099, ARM, 3.40%, 7/1/2036 (d)	127	128

Pool # 886558, ARM, 2.40%, 8/1/2036 (d)	161	169

Pool # 884722, ARM, 2.53%, 8/1/2036 (d)	128	129

Pool # 745858, ARM, 2.60%, 8/1/2036 (d)	75	79

Pool # 745762, ARM, 2.65%, 8/1/2036 (d)	1	1

Pool # 887714, ARM, 2.67%, 8/1/2036 (d)	114	116

Pool # 882241, ARM, 2.45%, 10/1/2036 (d)	210	211

Pool # 870920, ARM, 2.01%, 12/1/2036 (d)	21	23

Pool # AD0296, ARM, 2.07%, 12/1/2036 (d)	473	473

Pool # 905593, ARM, 2.21%, 12/1/2036 (d)	69	72

Pool # 905196, ARM, 2.46%, 12/1/2036 (d)	29	30

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 920954, ARM, 1.71%, 1/1/2037 (d)	631		655

Pool # 888143, ARM, 1.93%, 1/1/2037 (d)	50		53

Pool # 913984, ARM, 1.71%, 2/1/2037 (d)	343		356

Pool # 910178, ARM, 2.53%, 3/1/2037 (d)	451		453

Pool # 936588, ARM, 1.57%, 4/1/2037 (d)	147		152

Pool # 888750, ARM, 3.00%, 4/1/2037 (d)	86		91

Pool # 948208, ARM, 1.55%, 7/1/2037 (d)	604		623

Pool # 888620, ARM, 1.97%, 7/1/2037 (d)	104		105

Pool # 944105, ARM, 2.08%, 7/1/2037 (d)	12		12

Pool # 950385, ARM, 1.19%, 8/1/2037 (d)	10		10

Pool # 950382, ARM, 1.36%, 8/1/2037 (d)	1,071		1,098

Pool # 952182, ARM, 2.20%, 11/1/2037 (d)	314		331

Pool # 995108, ARM, 2.27%, 11/1/2037 (d)	726		775

Pool # AD0081, ARM, 2.48%, 11/1/2037 (d)	238		239

Pool # 966911, ARM, 2.13%, 12/1/2037 (d)	123		130

FNMA UMBS, 10 Year

Pool # MA2233, 2.50%, 4/1/2025	97		101

Pool # MA3315, 3.00%, 3/1/2028	2,213		2,336

Pool # FM3382, 3.50%, 8/1/2028	2,942		3,136

FNMA UMBS, 15 Year

Pool # 995886, 6.00%, 4/1/2021	—	(g)	—	(g)

Pool # AD0452, 6.00%, 4/1/2021	—	(g)	—	(g)

Pool # 897937, 6.00%, 8/1/2021	26		26

Pool # 890129, 6.00%, 12/1/2021	10		10

Pool # 889094, 6.50%, 1/1/2023	87		90

Pool # 995286, 6.50%, 3/1/2023	7		7

Pool # AL0229, 5.50%, 9/1/2023	144		147

Pool # AA1035, 6.00%, 12/1/2023	46		48

Pool # AD0471, 5.50%, 1/1/2024	132		134

Pool # 995381, 6.00%, 1/1/2024	69		72

Pool # AE0081, 6.00%, 7/1/2024	318		331

Pool # 931730, 5.00%, 8/1/2024	117		123

Pool # AD0365, 5.50%, 9/1/2024	78		79

Pool # AD0662, 5.50%, 1/1/2025	716		747

Pool # AL2193, 5.50%, 7/1/2025	978		1,021

Pool # AJ5336, 3.00%, 11/1/2026	102		107

Pool # AK0971, 3.00%, 2/1/2027	98		104

Pool # AO0800, 3.00%, 4/1/2027	138		146

Pool # AP7842, 3.00%, 9/1/2027	113		121

Pool # AL3439, 4.00%, 9/1/2027	508		543

Pool # AL4307, 4.00%, 10/1/2028	919		1,003

SEE NOTES TO FINANCIAL STATEMENTS.

336	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AL9230, 3.50%, 12/1/2029	5,666	6,151

Pool # AL6105, 4.00%, 12/1/2029	91	97

Pool # MA2246, 3.00%, 4/1/2030	2,370	2,514

Pool # BM3175, 3.50%, 5/1/2032	1,550	1,679

Pool # FM2879, 3.00%, 6/1/2032	2,026	2,153

Pool # BM3172, 3.50%, 6/1/2032	1,264	1,376

Pool # FM5002, 3.50%, 5/1/2033	10,421	11,244

Pool # FM4436, 4.00%, 6/1/2034	3,992	4,389

Pool # FM3386, 3.50%, 7/1/2034	7,305	7,904

Pool # FM2989, 3.00%, 9/1/2034	13,274	14,080

Pool # FM2555, 3.50%, 12/1/2034	1,709	1,869

Pool # FM3522, 3.00%, 2/1/2035	12,669	13,518

Pool # BP8813, 3.00%, 7/1/2035	2,228	2,381

FNMA UMBS, 20 Year

Pool # 253946, 7.00%, 8/1/2021	1	1

Pool # 254344, 6.50%, 6/1/2022	94	106

Pool # 745763, 6.50%, 3/1/2025	76	85

Pool # 256714, 5.50%, 5/1/2027	232	259

Pool # MA0214, 5.00%, 10/1/2029	1,173	1,310

Pool # AD5474, 5.00%, 5/1/2030	320	362

Pool # MA0534, 4.00%, 10/1/2030	167	181

Pool # AL4165, 4.50%, 1/1/2031	940	1,036

Pool # MA0804, 4.00%, 7/1/2031	171	185

Pool # MA0792, 4.50%, 7/1/2031	1,468	1,618

Pool # MA3894, 4.00%, 9/1/2031	236	259

Pool # 890653, 4.50%, 1/1/2032	718	791

Pool # AL5958, 4.00%, 3/1/2032	1,833	1,968

Pool # MA1037, 3.00%, 4/1/2032	1,597	1,689

Pool # AL1722, 4.50%, 4/1/2032	131	144

Pool # AB5811, 3.00%, 8/1/2032	2,290	2,418

Pool # AL7474, 3.50%, 10/1/2032	1,643	1,763

Pool # MA1270, 2.50%, 11/1/2032	936	975

Pool # AL3190, 4.00%, 12/1/2032	588	646

Pool # MA1802, 3.00%, 1/1/2034	1,090	1,152

Pool # AL8051, 4.00%, 5/1/2034	5,253	5,818

Pool # AL5373, 4.50%, 5/1/2034	673	744

Pool # MA2587, 3.50%, 4/1/2036	3,655	3,937

Pool # FM2477, 3.00%, 5/1/2036	5,063	5,361

Pool # AS7789, 3.00%, 8/1/2036	6,201	6,551

Pool # BM1370, 3.00%, 4/1/2037	3,178	3,338

Pool # BJ2544, 3.00%, 12/1/2037	2,388	2,511

Pool # FM2922, 3.00%, 2/1/2038	3,563	3,768

FNMA UMBS, 30 Year

Pool # 250511, 6.50%, 3/1/2026	1	2

Pool # 555889, 8.00%, 12/1/2030	17	19

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 254548, 5.50%, 12/1/2032	1,281	1,484

Pool # 555458, 5.50%, 5/1/2033	2,375	2,778

Pool # AB0054, 4.50%, 12/1/2034	3,218	3,579

Pool # 735503, 6.00%, 4/1/2035	1,690	2,031

Pool # 745275, 5.00%, 2/1/2036	3,049	3,548

Pool # 889118, 5.50%, 4/1/2036	3,220	3,739

Pool # 889209, 5.00%, 5/1/2036	172	199

Pool # 745948, 6.50%, 10/1/2036	261	324

Pool # 889494, 5.50%, 1/1/2037	249	291

Pool # AD0249, 5.50%, 4/1/2037	2,329	2,705

Pool # 995024, 5.50%, 8/1/2037	364	425

Pool # 950302, 7.00%, 8/1/2037	556	673

Pool # 888890, 6.50%, 10/1/2037	745	877

Pool # 929005, 6.00%, 1/1/2038	512	607

Pool # 890268, 6.50%, 10/1/2038	1,328	1,546

Pool # 995149, 6.50%, 10/1/2038	823	967

Pool # AL7521, 5.00%, 6/1/2039	457	527

Pool # AC3237, 5.00%, 10/1/2039	202	235

Pool # AB2025, 5.00%, 1/1/2040	1,289	1,500

Pool # AD6431, 4.50%, 6/1/2040	267	300

Pool # AT6153, 4.00%, 2/1/2042	9,271	10,360

Pool # AK6740, 4.00%, 3/1/2042	2,416	2,702

Pool # AL2171, 4.00%, 6/1/2042	3,131	3,524

Pool # AO9370, 3.50%, 7/1/2042	4,325	4,755

Pool # AO7185, 4.00%, 9/1/2042	1,205	1,332

Pool # AB9260, 3.50%, 5/1/2043	3,970	4,327

Pool # AS1334, 4.50%, 12/1/2043	4,035	4,546

Pool # BM3560, 4.00%, 11/1/2044	1,877	2,074

Pool # FM3582, 4.00%, 11/1/2044	2,436	2,737

Pool # AL7622, 4.00%, 5/1/2045	4,028	4,466

Pool # AL7590, 3.50%, 10/1/2045	1,094	1,188

FNMA, 30 Year

Pool # 415460, 8.50%, 3/1/2027	4	4

Pool # 801357, 5.50%, 8/1/2034	61	67

FNMA, Other

Pool # AM8263, 2.42%, 4/1/2022	984	1,001

Pool # AB7351, 2.50%, 12/1/2027	987	1,032

Pool # AQ8837, 2.50%, 12/1/2027	643	672

Pool # AQ9357, 2.50%, 1/1/2028	341	352

Pool # AQ9760, 2.50%, 2/1/2028	1,551	1,622

Pool # MA1360, 2.50%, 2/1/2028	1,959	2,049

Pool # MA1557, 3.00%, 8/1/2028	361	383

Pool # BK4847, 2.50%, 4/1/2033	833	868

Pool # MA0896, 4.00%, 11/1/2041	798	843

Pool # MA1188, 3.00%, 9/1/2042	3,690	3,818

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	337

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # MA1349, 3.00%, 2/1/2043	3,359		3,473

Pool # MA1371, 3.00%, 3/1/2043	1,118		1,156

Pool # MA1433, 3.00%, 5/1/2043	1,412		1,459

Pool # MA1510, 4.00%, 7/1/2043	1,492		1,647

Pool # AL6167, 3.50%, 1/1/2044	2,161		2,369

Pool # BM3994, 3.50%, 1/1/2044	2,886		3,163

Pool # AL6854, 3.00%, 2/1/2044	3,745		4,011

Pool # AL7826, 3.50%, 1/1/2046	3,009		3,233

Pool # MA2621, 3.50%, 5/1/2046	1,043		1,091

Pool # MA2744, 3.50%, 9/1/2046	2,110		2,207

Pool # BH8493, 3.00%, 11/1/2047	3,979		4,100

Pool # MA3197, 3.00%, 11/1/2047	1,792		1,847

Pool # BM5053, 3.00%, 4/1/2048	1,178		1,214

Pool # MA3876, 3.00%, 12/1/2049	6,885		7,062

Pool # MA3913, 3.00%, 1/1/2050	3,299		3,398

Pool # CA5133, 3.00%, 2/1/2050	1,334		1,367

Pool # MA3971, 3.00%, 3/1/2050	10,440		10,757

Pool # MA3997, 3.00%, 4/1/2050	1,502		1,548

Pool # CA5979, 3.00%, 5/1/2050	1,322		1,363

Pool # MA4029, 3.00%, 5/1/2050	1,384		1,426

Pool # MA4057, 2.50%, 6/1/2050	1,823		1,856

Pool # CA6065, 3.00%, 6/1/2050	987		1,017

Pool # MA4058, 3.00%, 6/1/2050	998		1,028

GNMA I, 15 Year

Pool # 782933, 6.50%, 10/15/2023	76		78

Pool # 783929, 4.00%, 5/15/2026	135		143

GNMA I, 30 Year

Pool # 780010, 9.50%, 3/15/2023	—	(g)	—	(g)

Pool # 403964, 9.00%, 9/15/2024	1		1

Pool # 780831, 9.50%, 12/15/2024	2		2

Pool # 780115, 8.50%, 4/15/2025	2		3

Pool # 780965, 9.50%, 12/15/2025	2		2

Pool # 423946, 9.00%, 10/15/2026	—	(g)	—	(g)

Pool # 687926, 6.50%, 9/15/2038	1,761		2,117

Pool # 785282, 4.25%, 10/15/2040 (e)	17,404		19,493

Pool # AE7700, 3.50%, 8/15/2043	1,019		1,111

GNMA II

Pool # 8785, ARM, 2.87%, 5/20/2021 (d)	—	(g)	—	(g)

Pool # 8807, ARM, 2.25%, 7/20/2021 (d)	1		1

Pool # 8938, ARM, 3.00%, 3/20/2022 (d)	1		1

Pool # 8046, ARM, 2.25%, 9/20/2022 (d)	4		4

Pool # 8746, ARM, 2.13%, 11/20/2025 (d)	22		23

Pool # 8790, ARM, 3.00%, 1/20/2026 (d)	10		10

Pool # 80053, ARM, 3.00%, 3/20/2027 (d)	1		1

Pool # 80152, ARM, 3.00%, 1/20/2028 (d)	1		—	(g)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA II, 15 Year

Pool # 5136, 4.00%, 8/20/2026	95	102

Pool # 5208, 3.00%, 10/20/2026	1,555	1,635

Pool # 5277, 3.50%, 1/20/2027	296	315

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	4	4

Pool # 1989, 8.50%, 4/20/2025	6	6

Pool # 2285, 8.00%, 9/20/2026	7	8

Pool # 2499, 8.00%, 10/20/2027	2	2

Pool # 2525, 8.00%, 12/20/2027	1	1

Pool # 2646, 7.50%, 9/20/2028	4	5

Pool # 4224, 7.00%, 8/20/2038	899	1,043

Pool # 4245, 6.00%, 9/20/2038	1,121	1,322

Pool # 4247, 7.00%, 9/20/2038	1,565	1,882

GNMA II, Other

Pool # MA6081, 3.50%, 8/20/2049	3,509	3,622

Total Mortgage-Backed Securities (Cost $462,201)		468,379

Commercial Mortgage-Backed Securities — 3.9%

ACRE Commercial Mortgage Ltd. (Cayman Islands) Series 2021-FL4, Class A, 0.94%, 12/18/2037 (a) (d)	6,667	6,667

Banc of America Commercial Mortgage Trust Series 2016-UB10, Class A3, 2.90%, 7/15/2049	6,550	6,957

BANK Series 2020-BN30, Class XA, IO, 1.35%, 12/15/2053 (d)	85,774	8,603

Benchmark Mortgage Trust Series 2018-B6, Class A2, 4.20%, 10/10/2051	1,645	1,761

BX Series 2021-MFM1, Class A, 0.81%, 1/15/2034 (a) (d)	3,000	3,014

BX Commercial Mortgage Trust Series 2020-BXLP, Class A, 0.91%, 12/15/2036 (a) (d)	8,129	8,135

Citigroup Commercial Mortgage Trust

Series 2013-GC17, Class C, 5.11%, 11/10/2046 ‡ (d)	3,000	3,082

Series 2014-GC21, Class A4, 3.58%, 5/10/2047	2,165	2,287

Series 2014-GC23, Class C, 4.43%, 7/10/2047 ‡ (d)	4,385	4,736

Commercial Mortgage Trust

Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	4,355	4,538

Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (a)	4,765	4,785

SEE NOTES TO FINANCIAL STATEMENTS.

338	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2014-CR16, Class AM, 4.28%, 4/10/2047	9,853	10,627

Series 2014-UBS3, Class B, 4.31%, 6/10/2047 ‡	3,000	3,233

Series 2014-CR19, Class B, 4.70%, 8/10/2047 ‡ (d)	4,350	4,795

Series 2014-UBS5, Class B, 4.51%, 9/10/2047 ‡ (d)	2,900	3,031

CSAIL Commercial Mortgage Trust

Series 2015-C1, Class A3, 3.24%, 4/15/2050	2,403	2,520

Series 2015-C2, Class B, 4.21%, 6/15/2057 ‡ (d)	1,750	1,824

DBJPM Mortgage Trust Series 2017-C6, Class A3, 3.27%, 6/10/2050	2,500	2,643

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K740, Class X1, IO, 0.76%, 9/25/2027 (d)	104,939	4,693

Series K114, Class X1, IO, 1.12%, 6/25/2030 (d)	39,971	3,661

FNMA ACES Series 2020-M10, Class X1, IO, 1.80%, 12/25/2030 (d)	57,814	8,012

FREMF Mortgage Trust

Series 2017-K724, Class B, 3.48%, 11/25/2023 (a) (d)	3,000	3,194

Series 2016-K723, Class C, 3.58%, 11/25/2023 (a) (d)	2,700	2,807

Series 2015-K42, Class C, 3.85%, 12/25/2024 (a) (d)	1,000	1,064

Series 2018-K733, Class C, 4.08%, 9/25/2025 (a) (d)	7,000	7,489

Series 2012-K20, Class C, 3.87%, 5/25/2045 (a) (d)	4,500	4,643

Series 2013-K24, Class C, 3.51%, 11/25/2045 (a) (d)	4,500	4,641

Series 2013-K28, Class C, 3.49%, 6/25/2046 (a) (d)	7,000	7,309

Series 2013-K32, Class C, 3.54%, 10/25/2046 (a) (d)	3,000	3,140

Series 2013-K35, Class C, 3.93%, 12/25/2046 (a) (d)	5,000	5,293

Series 2015-K721, Class C, 3.57%, 11/25/2047 (a) (d)	6,100	6,258

Series 2014-K41, Class B, 3.83%, 11/25/2047 (a) (d)	7,000	7,650

Series 2014-K41, Class C, 3.83%, 11/25/2047 (a) (d)	4,350	4,668

Series 2015-K44, Class B, 3.68%, 1/25/2048 (a) (d)	6,000	6,503

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-K43, Class C, 3.73%, 2/25/2048 (a) (d)	6,000	6,360

Series 2015-K45, Class B, 3.59%, 4/25/2048 (a) (d)	1,246	1,348

Series 2015-K45, Class C, 3.59%, 4/25/2048 (a) (d)	9,700	10,278

Series 2015-K49, Class B, 3.72%, 10/25/2048 (a) (d)	11,350	12,418

Series 2015-K50, Class C, 3.78%, 10/25/2048 (a) (d)	2,000	2,131

Series 2016-K722, Class C, 3.85%, 7/25/2049 (a) (d)	4,000	4,187

Series 2017-K726, Class B, 3.98%, 7/25/2049 (a) (d)	7,375	7,976

Series 2018-K730, Class C, 3.80%, 2/25/2050 (a) (d)	1,620	1,708

Series 2017-K725, Class B, 3.88%, 2/25/2050 (a) (d)	2,500	2,695

GS Mortgage Securities Trust

Series 2013-GC12, Class B, 3.78%, 6/10/2046 ‡ (d)	2,625	2,746

Series 2014-GC24, Class A5, 3.93%, 9/10/2047	14,925	16,376

Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 ‡ (a)	3,225	3,389

JPMBB Commercial Mortgage Securities Trust

Series 2015-C30, Class C, 4.27%, 7/15/2048 (d)	9,000	9,646

Series 2015-C31, Class C, 4.62%, 8/15/2048 ‡ (d)	2,750	2,926

JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	8,000	8,380

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class A3, 2.56%, 8/15/2049	5,718	5,992

KKR Industrial Portfolio Trust

Series 2021-KDIP, Class A, 0.66%, 12/15/2037 (a) (d)	5,130	5,118

Series 2021-KDIP, Class B, 0.91%, 12/15/2037 ‡ (a) (d)	3,000	3,000

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2013-C13, Class A3, 3.77%, 11/15/2046	889	949

Series 2014-C17, Class A4, 3.44%, 8/15/2047	2,050	2,145

Series 2014-C17, Class C, 4.48%, 8/15/2047 ‡ (d)	5,339	5,710

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	339

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2014-C18, Class B, 4.49%, 10/15/2047 ‡ (d)	5,250	5,706

Series 2015-C24, Class A3, 3.48%, 5/15/2048	8,000	8,653

Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (d)	4,300	4,533

Morgan Stanley Capital I Series 2017-HR2, Class A2, 3.35%, 12/15/2050	4,000	4,152

MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	6,215

Wells Fargo Commercial Mortgage Trust

Series 2021-SAVE, Class A, 1.30%, 2/15/2040 (a) (d)	11,548	11,568

Series 2015-C29, Class C, 4.21%, 6/15/2048 ‡ (d)	1,250	1,353

Series 2016-C37, Class A3, 3.70%, 12/15/2049	1,000	1,048

Series 2017-C41, Class A2, 2.59%, 11/15/2050	2,000	2,046

WFRBS Commercial Mortgage Trust Series 2014-C25, Class AS, 3.98%, 11/15/2047	7,605	8,296

Total Commercial Mortgage-Backed Securities (Cost $332,980)		333,311

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.7%

Investment Companies — 5.2%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (h) (i) (Cost $437,287)	437,287	437,287

	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.5%

U.S. Treasury Bills 0.07%, 7/1/2021 (j) (k)	8,742	8,741

0.12%, 10/7/2021(k)	31,600	31,591

Total U.S. Treasury Obligations (Cost $40,318)		40,332

Total Short-Term Investments (Cost $477,605)		477,619

Total Investments — 101.3% (Cost $8,506,613)		8,567,341
Liabilities in Excess of Other Assets — (1.3)%		(107,469)

NET ASSETS — 100.0%		8,459,872

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2021.
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

340	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(g)	Amount rounds to less than one thousand.

(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2021.
(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	The rate shown is the effective yield as of February 28, 2021.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of February 28, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

U.S. Treasury 2 Year Note	8,562	06/2021	USD	1,891,065	(686)

Short Contracts

U.S. Treasury 5 Year Note	(11,368)	06/2021	USD	(1,412,474)	7,910

U.S. Treasury 10 Year Note	(1,082)	06/2021	USD	(144,058)	1,101

U.S. Treasury 10 Year Ultra Note	(812)	06/2021	USD	(120,303)	164

U.S. Treasury Ultra Bond	(72)	06/2021	USD	(13,802)	(294)

					8,881

					8,195

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	341

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 41.9%

Aerospace & Defense — 0.7%

Boeing Co. (The)

4.88%, 5/1/2025	21,520	24,059

2.20%, 2/4/2026	13,285	13,313

BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	185	191

Howmet Aerospace, Inc.

5.13%, 10/1/2024	930	1,011

6.88%, 5/1/2025	725	842

5.90%, 2/1/2027	1,175	1,343

Raytheon Technologies Corp. 3.10%, 11/15/2021	100	101

Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	1,282	1,386

Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	1,400	1,481

TransDigm, Inc. 6.25%, 3/15/2026(a)	2,570	2,709

Triumph Group, Inc.

8.88%, 6/1/2024 (a)	1,130	1,249

6.25%, 9/15/2024 (a)	500	503

7.75%, 8/15/2025	385	373

		48,561

Air Freight & Logistics — 0.1%

XPO Logistics, Inc.

6.13%, 9/1/2023 (a)	318	323

6.75%, 8/15/2024 (a)	1,328	1,394

6.25%, 5/1/2025 (a)	2,035	2,186

		3,903

Airlines — 0.0% (b)

Delta Air Lines, Inc.

4.50%, 10/20/2025 (a)	328	351

4.75%, 10/20/2028 (a)	460	510

United Airlines Holdings, Inc.

5.00%, 2/1/2024	200	205

4.88%, 1/15/2025	465	477

		1,543

Auto Components — 0.3%

Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	675	682

Adient US LLC

9.00%, 4/15/2025 (a)	450	498

7.00%, 5/15/2026 (a)	935	1,007

Allison Transmission, Inc.

5.88%, 6/1/2029 (a)	960	1,037

3.75%, 1/30/2031 (a)	442	422

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued

American Axle & Manufacturing, Inc.

6.25%, 4/1/2025	2,065	2,127

6.25%, 3/15/2026	454	464

6.50%, 4/1/2027	2,745	2,866

Clarios Global LP 6.25%, 5/15/2026 (a)	2,690	2,865

Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)	1,510	1,567

Dana, Inc. 5.63%, 6/15/2028	825	875

Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023	625	629

Icahn Enterprises LP

6.25%, 2/1/2022	244	244

6.75%, 2/1/2024	365	372

4.75%, 9/15/2024	835	878

6.25%, 5/15/2026	620	651

5.25%, 5/15/2027	1,355	1,423

Metalsa SA de CV (Mexico) 4.90%, 4/24/2023 (c)	2,700	2,826

Toyota Industries Corp. (Japan) 3.11%, 3/12/2022 (a)	1,695	1,738

		23,171

Automobiles — 1.8%

BMW US Capital LLC (Germany) 3.80%, 4/6/2023 (a)	13,805	14,742

Daimler Finance North America LLC (Germany)

2.00%, 7/6/2021 (a)	1,500	1,508

3.40%, 2/22/2022 (a)	10,540	10,849

2.55%, 8/15/2022 (a)	5,710	5,877

3.35%, 2/22/2023(a)	150	158

1.75%, 3/10/2023 (a)	4,960	5,078

Ford Motor Co. 9.00%, 4/22/2025	400	484

Hyundai Capital America

3.00%, 6/20/2022 (a)	4,680	4,804

2.85%, 11/1/2022 (a)	13,345	13,760

2.38%, 2/10/2023 (a)	4,375	4,502

5.75%, 4/6/2023 (a)	6,455	7,109

1.80%, 10/15/2025 (a)	6,110	6,132

1.30%, 1/8/2026 (a)	3,280	3,235

Nissan Motor Co. Ltd. (Japan)

3.52%, 9/17/2025 (a)	13,105	13,956

4.35%, 9/17/2027 (a)	7,500	8,302

Volkswagen Group of America Finance LLC (Germany)

2.90%, 5/13/2022 (a)	3,355	3,453

2.70%, 9/26/2022 (a)	7,290	7,540

SEE NOTES TO FINANCIAL STATEMENTS.

342	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Automobiles — continued

4.25%, 11/13/2023 (a)	1,605	1,756

3.35%, 5/13/2025 (a)	5,465	5,922

		119,167

Banks — 12.2%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	10,978	12,422

AIB Group plc (Ireland)

4.75%, 10/12/2023 (a)	7,200	7,912

(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (d)	1,520	1,662

ANZ New Zealand Int’l Ltd. (New Zealand) 3.40%, 3/19/2024 (a)	560	607

ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023 (a)	1,750	1,878

Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	17,400	17,276

Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	2,100	2,087

Banco Santander SA (Spain)

3.50%, 4/11/2022	7,000	7,236

3.85%, 4/12/2023	6,000	6,420

2.71%, 6/27/2024	11,800	12,530

2.75%, 5/28/2025	3,200	3,391

Bank of America Corp.

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	4,820	4,935

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (d)	6,000	6,171

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	9,280	9,699

(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (d)	7,825	8,091

(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	9,165	9,157

Bank of New Zealand (New Zealand)

3.50%, 2/20/2024 (a)	5,190	5,626

2.00%, 2/21/2025 (a)	5,170	5,376

Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023 (a)	15,790	17,026

Barclays plc (United Kingdom)

3.68%, 1/10/2023	11,858	12,176

(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (d)	6,115	6,348

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (d)	10,460	10,514

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

BBVA USA

3.50%, 6/11/2021	1,750	1,761

2.88%, 6/29/2022	4,000	4,125

BNP Paribas SA (France)

3.38%, 1/9/2025 (a)	8,080	8,749

4.38%, 9/28/2025 (a)	8,158	9,143

(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025 (a) (d)	7,170	7,619

(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (d)	4,800	4,975

4.63%, 3/13/2027 (a)	7,060	8,132

BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022 (a)	750	769

Canadian Imperial Bank of Commerce (Canada)

(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (d)	15,825	16,316

3.10%, 4/2/2024	6,786	7,281

Capital One Bank USA NA (SOFR + 0.62%), 2.01%, 1/27/2023 (d)	7,490	7,599

Capital One NA 2.15%, 9/6/2022	2,040	2,093

CIT Group, Inc. 5.00%, 8/1/2023	225	246

4.75%, 2/16/2024	835	909

6.13%, 3/9/2028	545	674

Citigroup, Inc.

(SOFR + 0.87%), 2.31%, 11/4/2022 (d)	4,665	4,722

(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (d)	6,130	6,280

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (d)	12,210	12,614

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (d) (e) (f)	680	738

(SOFR + 2.84%), 3.11%, 4/8/2026 (d)	12,730	13,688

(SOFR + 0.77%), 1.12%, 1/28/2027 (d)	8,730	8,614

Cooperatieve Rabobank UA (Netherlands)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.34%, 6/24/2026 (a) (d)	6,405	6,447

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (d)	9,000	8,946

Credit Agricole SA (France)

3.75%, 4/24/2023 (a)	10,250	10,957

4.38%, 3/17/2025 (a)	10,000	11,049

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (d)	8,783	9,016

Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	5,000	5,250

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	343

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (d)	12,715	12,718

DNB Bank ASA (Norway)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.85%), 1.13%, 9/16/2026 (a) (d)	13,425	13,383

Fifth Third Bancorp

2.60%, 6/15/2022	100	103

2.38%, 1/28/2025	5,000	5,246

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (d)	4,435	4,566

3.60%, 5/25/2023	4,000	4,285

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (d)	5,130	5,351

(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025 (d)	2,730	2,888

(SOFR + 1.54%), 1.64%, 4/18/2026 (d)	16,255	16,438

(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (d)	5,995	6,718

Huntington Bancshares, Inc. 2.30%, 1/14/2022	289	293

ING Groep NV (Netherlands)

4.10%, 10/2/2023	7,455	8,136

3.55%, 4/9/2024	475	517

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (d)	7,310	7,337

Lloyds Bank plc (United Kingdom)

3.30%, 5/7/2021	200	201

2.25%, 8/14/2022	1,890	1,942

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023 (d)	12,345	12,648

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (d)	4,545	4,591

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	9,830	10,208

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (d)	5,605	6,144

4.58%, 12/10/2025	10,000	11,319

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (d)	4,130	4,313

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Mitsubishi UFJ Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.65%), 0.87%, 7/26/2021 (d)	85	85

3.54%, 7/26/2021	145	147

3.46%, 3/2/2023	4,000	4,238

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (d)	15,615	15,727

2.19%, 2/25/2025	8,175	8,504

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (d)	6,040	6,230

(ICE LIBOR USD 3 Month + 0.99%), 1.24%, 7/10/2024 (d)	15,000	15,232

(ICE LIBOR USD 3 Month + 0.61%), 0.85%, 9/8/2024 (d)	5,665	5,701

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	14,165	14,016

MUFG Union Bank NA 3.15%, 4/1/2022	700	720

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (d)	9,370	9,697

3.88%, 9/12/2023	6,935	7,485

5.13%, 5/28/2024	9,894	11,071

(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (d)	8,555	9,290

NatWest Markets plc (United Kingdom) 2.38%, 5/21/2023 (a)	7,220	7,517

Santander UK Group Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024 (d)	10,000	10,490

(ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024 (d)	13,415	14,800

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (d)	5,795	5,806

Societe Generale SA (France)

3.25%, 1/12/2022(a)	9,000	9,223

5.00%, 1/17/2024 (a)	3,285	3,614

2.63%, 10/16/2024 (a)	10,975	11,557

2.63%, 1/22/2025 (a)	5,515	5,777

4.25%, 4/14/2025 (a)	8,334	9,107

4.25%, 8/19/2026 (a)	5,000	5,519

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (d)	7,480	7,434

SEE NOTES TO FINANCIAL STATEMENTS.

344	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022 (a) (d)	5,000	5,056

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (d)	20,555	21,209

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (d)	3,475	3,654

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (d)	6,870	6,780

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.78%, 10/18/2022	65	68

1.47%, 7/8/2025	19,345	19,647

0.95%, 1/12/2026	4,775	4,706

Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025 (a)	6,570	6,527

Truist Bank (ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (d)	2,594	2,628

UniCredit SpA (Italy)

3.75%, 4/12/2022 (a)	13,900	14,349

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (d)	14,430	14,589

Wells Fargo & Co. 3.75%, 1/24/2024	5,000	5,434

(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (d)	5,080	5,283

(SOFR + 2.00%), 2.19%, 4/30/2026 (d)	7,150	7,446

Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (d)	9,000	9,365

		812,325

Beverages — 0.2%

Constellation Brands, Inc.

2.70%, 5/9/2022	50	51

2.65%, 11/7/2022	65	68

4.25%, 5/1/2023	7,640	8,234

Keurig Dr Pepper, Inc. 4.06%, 5/25/2023	5,500	5,921

		14,274

Biotechnology — 0.3%

AbbVie, Inc.

3.45%, 3/15/2022	300	308

2.60%, 11/21/2024	17,445	18,548

Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	1,350	1,369

		20,225

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — 0.2%

Griffon Corp. 5.75%, 3/1/2028	1,980	2,079

St Marys Cement, Inc. Canada (Brazil) 5.75%, 1/28/2027 (c)	3,400	3,944

Standard Industries, Inc.

4.75%, 1/15/2028 (a)	2,030	2,106

3.38%, 1/15/2031 (a)	493	472

Summit Materials LLC

5.13%, 6/1/2025 (a)	260	264

5.25%, 1/15/2029 (a)	1,145	1,215

		10,080

Capital Markets — 3.0%

Ameriprise Financial, Inc. 3.00%, 4/2/2025	6,000	6,436

Credit Suisse Group AG (Switzerland)

3.57%, 1/9/2023 (a)	17,750	18,211

3.80%, 6/9/2023	1,000	1,072

(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (d)	250	270

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (d)	6,840	7,073

(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (d)	14,765	14,555

Deutsche Bank AG (Germany)

Series D, 5.00%, 2/14/2022	4,950	5,150

3.95%, 2/27/2023	2,020	2,142

(SOFR + 2.16%), 2.22%, 9/18/2024 (d)	11,880	12,225

(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	5,250	5,310

Goldman Sachs Group, Inc. (The)

Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (d) (e) (f)	755	754

3.63%, 1/22/2023	5,000	5,301

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	1,995	2,055

(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	18,190	18,803

3.50%, 4/1/2025	7,750	8,476

(SOFR + 0.79%), 1.09%, 12/9/2026 (d)	9,730	9,656

LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	120	124

Macquarie Bank Ltd. (Australia) 3.90%, 1/15/2026 (a)	6,620	7,479

Macquarie Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a) (d)	5,005	5,228

(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (d)	5,680	5,643

Morgan Stanley

(SOFR + 0.83%), 0.86%, 6/10/2022 (d)	1,395	1,397

4.88%, 11/1/2022	14,000	15,010

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	345

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (d)	1,885	2,013

(SOFR + 1.99%), 2.19%, 4/28/2026 (d)	7,750	8,070

MSCI, Inc. 5.38%, 5/15/2027 (a)	800	852

Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	9,235	9,432

UBS Group AG (Switzerland)

3.49%, 5/23/2023 (a)	4,054	4,203

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (d)	9,415	9,739

4.13%, 9/24/2025 (a)	7,852	8,819

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (d)	2,865	2,855

		198,353

Chemicals — 0.4%

Air Liquide Finance SA (France) 1.75%, 9/27/2021 (a)	200	201

Alpek SAB de CV (Mexico) 4.25%, 9/18/2029 (c)	1,100	1,191

Axalta Coating Systems LLC

4.75%, 6/15/2027 (a)	1,935	2,022

3.38%, 2/15/2029 (a)	365	354

Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (c)	2,250	2,284

Celanese US Holdings LLC 3.50%, 5/8/2024	290	313

CF Industries, Inc.

3.40%, 12/1/2021 (a)	92	94

5.15%, 3/15/2034	465	562

Chemours Co. (The)

7.00%, 5/15/2025	1,420	1,464

5.38%, 5/15/2027	600	631

5.75%, 11/15/2028 (a)	1,035	1,061

CVR Partners LP 9.25%, 6/15/2023 (a)	525	533

Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,635	1,633

INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	925	923

MEGlobal Canada ULC (Kuwait) 5.00%, 5/18/2025 (c)	2,700	2,988

NOVA Chemicals Corp. (Canada)

5.25%, 8/1/2023 (a)	750	745

5.00%, 5/1/2025 (a)	625	647

5.25%, 6/1/2027 (a)	2,155	2,247

Nutrition & Biosciences, Inc. 1.23%, 10/1/2025 (a)	5,345	5,322

Olin Corp. 5.63%, 8/1/2029	570	615

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued

Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	929	951

Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	745	790

W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)	1,839	1,907

		29,478

Commercial Services & Supplies — 0.2%

ACCO Brands Corp. 5.25%, 12/15/2024 (a)	12	12

ADT Security Corp. (The) 4.13%, 6/15/2023	315	328

Aramark Services, Inc. 5.00%, 2/1/2028 (a)	655	671

Brambles USA, Inc. (Australia) 4.13%, 10/23/2025 (a)	240	267

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	310	320

Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	475	495

GFL Environmental, Inc. (Canada)

3.75%, 8/1/2025 (a)	1,965	2,007

4.00%, 8/1/2028 (a)	1,840	1,794

Nielsen Finance LLC

5.00%, 4/15/2022 (a)	401	402

5.63%, 10/1/2028 (a)	1,900	2,002

Prime Security Services Borrower LLC

5.25%, 4/15/2024(a)	730	778

5.75%, 4/15/2026(a)	3,360	3,621

		12,697

Communications Equipment — 0.1%

CommScope Technologies LLC 6.00%, 6/15/2025 (a)	1,940	1,973

CommScope, Inc.

5.50%, 3/1/2024 (a)	130	133

6.00%, 3/1/2026 (a)	4,755	4,999

8.25%, 3/1/2027 (a)	995	1,048

Plantronics, Inc. 5.50%, 5/31/2023 (a)	331	333

		8,486

Construction & Engineering — 0.1%

AECOM

5.88%, 10/15/2024	675	749

5.13%, 3/15/2027	755	825

MasTec, Inc. 4.50%, 8/15/2028 (a)	2,050	2,143

		3,717

Construction Materials — 0.1%

Cemex SAB de CV (Mexico) 3.88%, 7/11/2031(a)	3,188	3,182

SEE NOTES TO FINANCIAL STATEMENTS.

346	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — 2.2%

AerCap Ireland Capital DAC (Ireland)

3.95%, 2/1/2022	4,726	4,853

3.30%, 1/23/2023	8,730	9,078

4.88%, 1/16/2024	10	11

3.15%, 2/15/2024	3,800	3,990

2.88%, 8/14/2024	4,350	4,531

3.50%, 1/15/2025	155	164

6.50%, 7/15/2025	7,350	8,616

1.75%, 1/30/2026	7,120	6,961

Ally Financial, Inc.

5.13%, 9/30/2024	730	833

5.75%, 11/20/2025	1,870	2,143

American Express Co.

2.75%, 5/20/2022	1,460	1,501

3.40%, 2/27/2023	265	280

(ICE LIBOR USD 3 Month + 0.75%),

0.95%, 8/3/2023 (d)	35	35

3.70%, 8/3/2023	35	38

Avolon Holdings Funding Ltd. (Ireland)

3.63%, 5/1/2022 (a)	5,500	5,603

5.50%, 1/15/2023 (a)	3,000	3,186

5.25%, 5/15/2024 (a)	8,786	9,567

4.25%, 4/15/2026 (a)	3,010	3,181

Capital One Financial Corp.

2.60%, 5/11/2023	5,940	6,205

3.50%, 6/15/2023	2,195	2,346

3.90%, 1/29/2024	2,405	2,616

Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	140	141

Ford Motor Credit Co. LLC

3.47%, 4/5/2021	820	821

3.22%, 1/9/2022	1,250	1,264

3.37%, 11/17/2023	415	426

4.06%, 11/1/2024	1,275	1,336

5.13%, 6/16/2025	230	248

4.13%, 8/4/2025	3,015	3,173

3.38%, 11/13/2025	442	449

4.39%, 1/8/2026	1,710	1,806

4.54%, 8/1/2026	1,385	1,479

4.27%, 1/9/2027	2,105	2,226

4.13%, 8/17/2027	2,400	2,526

5.11%, 5/3/2029	3,020	3,307

4.00%, 11/13/2030	535	547

General Motors Financial Co., Inc. 1.25%, 1/8/2026	20,705	20,471

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024 (a) (g)	1,124	1,006

Hyundai Capital Services, Inc. (South Korea) 1.25%, 2/8/2026 (a)	4,550	4,471

Navient Corp.

6.13%, 3/25/2024	1,960	2,067

5.00%, 3/15/2027	175	171

OneMain Finance Corp.

6.13%, 5/15/2022	740	772

7.13%, 3/15/2026	2,458	2,839

5.38%, 11/15/2029	1,195	1,261

Park Aerospace Holdings Ltd. (Ireland)

5.25%, 8/15/2022 (a)	10,460	10,935

4.50%, 3/15/2023 (a)	2,500	2,614

5.50%, 2/15/2024 (a)	5,152	5,608

		147,702

Containers & Packaging — 0.4%

Ardagh Packaging Finance plc

6.00%, 2/15/2025 (a)	203	210

5.25%, 4/30/2025 (a)	400	422

4.13%, 8/15/2026 (a)	1,645	1,702

5.25%, 8/15/2027 (a)	2,205	2,284

Ball Corp.

5.25%, 7/1/2025	555	625

2.88%, 8/15/2030	650	631

Berry Global, Inc.

5.13%, 7/15/2023	144	146

4.88%, 7/15/2026 (a)	1,600	1,709

Crown Americas LLC 4.75%, 2/1/2026	355	368

Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,700	1,838

Graphic Packaging International LLC 4.75%, 7/15/2027 (a)	350	387

LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	2,135	2,290

Mauser Packaging Solutions Holding Co.

5.50%, 4/15/2024 (a)	3,270	3,287

7.25%, 4/15/2025 (a)	815	805

OI European Group BV 4.00%, 3/15/2023 (a)	12	12

Owens-Brockway Glass Container, Inc.

5.88%, 8/15/2023 (a)	1,130	1,215

6.63%, 5/13/2027 (a)	1,000	1,072

Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	2,965	2,956

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	347

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Containers & Packaging — continued

Sealed Air Corp.

5.13%, 12/1/2024 (a)	345	377

4.00%, 12/1/2027 (a)	750	784

Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (h)	1,965	2,056

		25,176

Distributors — 0.0% (b)

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	1,435	1,507

Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	966	951

		2,458

Diversified Consumer Services — 0.0% (b)

Service Corp. International

4.63%, 12/15/2027	1,275	1,346

3.38%, 8/15/2030	1,085	1,064

		2,410

Diversified Financial Services — 0.2%

CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (a)	9,735	9,979

Sabre GLBL, Inc.

9.25%, 4/15/2025 (a)	1,805	2,141

7.38%, 9/1/2025 (a)	250	271

		12,391

Diversified Telecommunication Services — 1.1%

Altice France Holding SA (Luxembourg)

10.50%, 5/15/2027 (a)	425	478

6.00%, 2/15/2028 (a)	2,005	1,962

Altice France SA (France) 7.38%, 5/1/2026 (a)	1,725	1,799

AT&T, Inc. 2.30%, 6/1/2027	3,080	3,190

CCO Holdings LLC

4.00%, 3/1/2023 (a)	200	202

5.75%, 2/15/2026 (a)	452	467

5.13%, 5/1/2027 (a)	8,508	8,913

5.00%, 2/1/2028 (a)	8,890	9,312

4.75%, 3/1/2030 (a)	1,645	1,717

4.25%, 2/1/2031 (a)	2,351	2,381

Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	270	281

Frontier Communications Corp.

5.88%, 10/15/2027 (a)	2,084	2,230

6.75%, 5/1/2029 (a)	2,425	2,539

Intelsat Jackson Holdings SA (Luxembourg)

5.50%, 8/1/2023 (i)	1,590	1,010

8.00%, 2/15/2024 (a) (h) (i)	767	792

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

Level 3 Financing, Inc.

5.38%, 5/1/2025	495	508

4.63%, 9/15/2027 (a)	1,755	1,816

Lumen Technologies, Inc.

Series T, 5.80%, 3/15/2022	545	565

Series W, 6.75%, 12/1/2023	245	272

Series Y, 7.50%, 4/1/2024	575	645

5.63%, 4/1/2025	975	1,044

5.13%, 12/15/2026 (a)	4,040	4,212

4.00%, 2/15/2027 (a)	5,345	5,464

Sprint Capital Corp. 8.75%, 3/15/2032	2,850	4,241

Switch Ltd. 3.75%, 9/15/2028 (a)	1,197	1,219

Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	2,380	2,811

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	550	596

Verizon Communications, Inc. 3.00%, 3/22/2027	4,790	5,195

Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,400	2,572

Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	1,755	1,748

		70,181

Electric Utilities — 1.4%

AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030 (a)	2,290	2,424

American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	145	149

American Transmission Systems, Inc. 5.25%, 1/15/2022 (a)	200	207

Ausgrid Finance Pty. Ltd. (Australia) 3.85%, 5/1/2023 (a)	6,087	6,411

Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031 (a)	4,618	4,537

Edison International

2.40%, 9/15/2022	6,000	6,140

2.95%, 3/15/2023	5,410	5,616

Emera US Finance LP (Canada) 2.70%, 6/15/2021	2,575	2,587

Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (c)	3,000	3,133

Evergy, Inc. 2.45%, 9/15/2024	1,300	1,371

Exelon Corp. 3.50%, 6/1/2022	375	389

Fenix Power Peru SA (Peru) 4.32%, 9/20/2027 (c)	1,076	1,134

Greenko Investment Co. (India) 4.88%, 8/16/2023 (c)	1,155	1,174

SEE NOTES TO FINANCIAL STATEMENTS.

348	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20	21

Instituto Costarricense de Electricidad (Costa Rica) 6.95%, 11/10/2021 (c)	3,300	3,347

ITC Holdings Corp. 2.70%, 11/15/2022	5,805	6,020

Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	254

NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	600	617

NRG Energy, Inc.

2.00%, 12/2/2025 (a)	10,000	10,084

7.25%, 5/15/2026	750	781

6.63%, 1/15/2027	1,875	1,950

3.63%, 2/15/2031 (a)	235	231

Pacific Gas and Electric Co.

(ICE LIBOR USD 3 Month + 1.38%),

1.57%, 11/15/2021 (d)	12,000	12,029

PG&E Corp. 5.00%, 7/1/2028	2,240	2,355

PNM Resources, Inc. 3.25%, 3/9/2021	69	69

Vistra Operations Co. LLC

5.50%, 9/1/2026 (a)	559	580

3.70%, 1/30/2027 (a)	18,840	20,415

5.63%, 2/15/2027 (a)	285	298

5.00%, 7/31/2027 (a)	2,005	2,097

		96,420

Electronic Equipment, Instruments & Components — 0.1%

CDW LLC

5.50%, 12/1/2024	500	552

4.25%, 4/1/2028	1,885	1,956

3.25%, 2/15/2029	410	403

Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	2,000	2,133

		5,044

Energy Equipment & Services — 0.3%

Archrock Partners LP 6.88%, 4/1/2027 (a)	555	586

Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	5,251	5,467

Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	3,879	3,975

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	745	661

Nabors Industries, Inc. 4.63%, 9/15/2021	58	56

Precision Drilling Corp. (Canada) 5.25%, 11/15/2024	632	591

Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	4,995	5,033

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued

Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	526	476

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	135	129

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	180	174

		17,148

Entertainment — 0.2%

Cinemark USA, Inc.

4.88%, 6/1/2023	1,819	1,800

8.75%, 5/1/2025 (a)	270	294

Live Nation Entertainment, Inc.

4.88%, 11/1/2024 (a)	1,415	1,431

6.50%, 5/15/2027 (a)	1,465	1,617

4.75%, 10/15/2027 (a)	2,210	2,233

Netflix, Inc.

4.88%, 4/15/2028	3,350	3,814

5.88%, 11/15/2028	1,335	1,602

4.88%, 6/15/2030 (a)	495	569

WMG Acquisition Corp.

3.88%, 7/15/2030 (a)	1,830	1,871

3.00%, 2/15/2031 (a)	1,030	990

		16,221

Equity Real Estate Investment Trusts (REITs) — 0.8%

American Tower Corp.

3.50%, 1/31/2023	5,305	5,609

3.00%, 6/15/2023	110	116

2.40%, 3/15/2025	2,640	2,765

1.30%, 9/15/2025	3,180	3,197

2.75%, 1/15/2027	3,000	3,163

ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	935	953

HAT Holdings I LLC 5.25%, 7/15/2024 (a)	175	181

Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	2,490	2,596

MGM Growth Properties Operating Partnership LP

5.63%, 5/1/2024	1,500	1,620

5.75%, 2/1/2027	1,065	1,204

MPT Operating Partnership LP 4.63%, 8/1/2029	660	710

RHP Hotel Properties LP 4.75%, 10/15/2027	2,060	2,089

SBA Communications Corp.

4.88%, 9/1/2024	580	595

3.88%, 2/15/2027	650	674

3.13%, 2/1/2029 (a)	2,110	2,052

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	6,294	6,731

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	349

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

VICI Properties LP

3.50%, 2/15/2025 (a)	2,335	2,367

4.25%, 12/1/2026 (a)	855	882

3.75%, 2/15/2027 (a)	1,430	1,452

4.13%, 8/15/2030 (a)	610	634

WEA Finance LLC (France)

3.15%, 4/5/2022 (a)	8,940	9,142

2.88%, 1/15/2027 (a)	3,110	3,157

Welltower, Inc. 3.63%, 3/15/2024	2,325	2,522

		54,411

Food & Staples Retailing — 0.3%

Albertsons Cos., Inc.

3.50%, 2/15/2023 (a)	135	139

5.75%, 3/15/2025	28	29

3.25%, 3/15/2026 (a)	283	280

4.63%, 1/15/2027 (a)	7,375	7,634

5.88%, 2/15/2028 (a)	350	373

3.50%, 3/15/2029 (a)	283	272

4.88%, 2/15/2030 (a)	190	197

Rite Aid Corp. 8.00%, 11/15/2026 (a)	4,689	4,938

Sysco Corp. 5.65%, 4/1/2025	6,000	7,026

		20,888

Food Products — 0.4%

Bunge Ltd. Finance Corp.

3.00%, 9/25/2022	100	103

1.63%, 8/17/2025	10,338	10,460

Campbell Soup Co. 3.65%, 3/15/2023	1,018	1,081

Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	1,225	1,289

Kraft Heinz Foods Co.

4.63%, 1/30/2029	1,500	1,738

4.38%, 6/1/2046	2,420	2,636

Lamb Weston Holdings, Inc.

4.88%, 11/1/2026 (a)	750	777

4.88%, 5/15/2028 (a)	1,870	2,039

Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	400	408

Post Holdings, Inc.

5.00%, 8/15/2026 (a)	525	548

5.75%, 3/1/2027 (a)	2,790	2,921

5.63%, 1/15/2028 (a)	595	625

4.63%, 4/15/2030 (a)	2,404	2,440

		27,065

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gas Utilities — 0.0% (b)

AmeriGas Partners LP

5.63%, 5/20/2024	580	642

5.50%, 5/20/2025	955	1,045

		1,687

Health Care Equipment & Supplies — 0.1%

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	2,000	2,085

Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	1,585	1,652

Hologic, Inc. 3.25%, 2/15/2029 (a)	1,120	1,118

Teleflex, Inc. 4.63%, 11/15/2027	565	596

		5,451

Health Care Providers & Services — 1.0%

Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	2,110	2,226

Aetna, Inc.

2.75%, 11/15/2022	223	230

2.80%, 6/15/2023	60	63

Anthem, Inc. 2.95%, 12/1/2022	75	78

Centene Corp.

5.38%, 6/1/2026 (a)	590	616

4.25%, 12/15/2027	2,175	2,265

4.63%, 12/15/2029	3,995	4,311

3.38%, 2/15/2030	995	1,022

Community Health Systems, Inc.

5.63%, 3/15/2027 (a)	998	1,051

6.00%, 1/15/2029 (a)	309	328

4.75%, 2/15/2031 (a)	4,160	4,079

CVS Health Corp.

3.70%, 3/9/2023	2,134	2,270

1.30%, 8/21/2027	7,035	6,884

DaVita, Inc.

4.63%, 6/1/2030 (a)	1,645	1,674

3.75%, 2/15/2031 (a)	2,128	2,028

Encompass Health Corp.

5.13%, 3/15/2023	250	250

4.50%, 2/1/2028	1,460	1,518

4.75%, 2/1/2030	2,265	2,396

HCA, Inc.

5.38%, 2/1/2025	200	224

5.88%, 2/15/2026	3,695	4,271

5.38%, 9/1/2026	2,535	2,894

5.63%, 9/1/2028	3,115	3,621

5.88%, 2/1/2029	3,640	4,291

Laboratory Corp. of America Holdings 2.30%, 12/1/2024	5,740	6,070

SEE NOTES TO FINANCIAL STATEMENTS.

350	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

Tenet Healthcare Corp.

6.75%, 6/15/2023	560	605

7.50%, 4/1/2025 (a)	800	869

7.00%, 8/1/2025	672	696

4.88%, 1/1/2026 (a)	7,971	8,239

6.25%, 2/1/2027 (a)	3,280	3,462

5.13%, 11/1/2027 (a)	1,345	1,410

		69,941

Health Care Technology — 0.0% (b)

IQVIA, Inc.

5.00%, 10/15/2026 (a)	1,050	1,086

5.00%, 5/15/2027 (a)	800	837

		1,923

Hotels, Restaurants & Leisure — 0.7%

1011778 BC ULC (Canada)

4.25%, 5/15/2024 (a)	321	324

5.75%, 4/15/2025 (a)	810	864

3.88%, 1/15/2028 (a)	555	563

Boyd Gaming Corp.

8.63%, 6/1/2025 (a)	1,000	1,100

6.00%, 8/15/2026	125	129

4.75%, 12/1/2027	1,500	1,525

Caesars Resort Collection LLC

5.75%, 7/1/2025 (a)	2,351	2,469

5.25%, 10/15/2025 (a)	755	750

Cedar Fair LP

5.38%, 6/1/2024	260	261

5.25%, 7/15/2029	345	346

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	271	276

Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	355	401

Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027(c)	3,000	3,206

Hilton Domestic Operating Co., Inc.

5.38%, 5/1/2025 (a)	1,015	1,068

3.75%, 5/1/2029 (a)	235	239

4.00%, 5/1/2031 (a)	141	143

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	321	335

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	600	624

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

International Game Technology plc

6.25%, 2/15/2022 (a)	345	352

6.50%, 2/15/2025 (a)	2,280	2,519

6.25%, 1/15/2027 (a)	440	498

KFC Holding Co. 4.75%, 6/1/2027 (a)	1,365	1,428

Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	2,015	2,096

MGM Resorts International

7.75%, 3/15/2022	1,450	1,530

5.75%, 6/15/2025	1,759	1,937

4.63%, 9/1/2026	33	34

5.50%, 4/15/2027	327	355

Royal Caribbean Cruises Ltd. 9.13%, 6/15/2023 (a)	1,435	1,575

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	1,674	1,722

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	1,915	1,917

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,150	1,240

Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	2,375	2,491

Station Casinos LLC 5.00%, 10/1/2025 (a)	248	250

Travel + Leisure Co. 3.90%, 3/1/2023	1,285	1,311

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	1,500	1,602

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	2,725	2,888

Wynn Resorts Finance LLC

7.75%, 4/15/2025 (a)	925	1,004

5.13%, 10/1/2029 (a)	2,095	2,205

Yum! Brands, Inc. 3.63%, 3/15/2031	352	338

		43,915

Household Durables — 0.4%

Controladora Mabe SA de CV (Mexico) 5.60%, 10/23/2028 (c)	1,400	1,640

Lennar Corp.

4.88%, 12/15/2023	150	164

5.25%, 6/1/2026	965	1,123

4.75%, 11/29/2027	6,500	7,524

Meritage Homes Corp. 6.00%, 6/1/2025	455	511

Newell Brands, Inc.

4.70%, 4/1/2026 (h)	2,950	3,272

5.87%, 4/1/2036 (h)	825	1,027

PulteGroup, Inc. 5.50%, 3/1/2026	9,819	11,537

Tempur Sealy International, Inc. 5.50%, 6/15/2026	1,200	1,241

		28,039

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	351

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Household Products — 0.1%

Central Garden & Pet Co.

5.13%, 2/1/2028	720	763

4.13%, 10/15/2030	630	654

Energizer Holdings, Inc.

4.75%, 6/15/2028 (a)	2,090	2,136

4.38%, 3/31/2029 (a)	1,035	1,033

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	1,900	1,948

Spectrum Brands, Inc.

5.75%, 7/15/2025	1,160	1,195

5.00%, 10/1/2029 (a)	1,870	1,991

		9,720

Independent Power and Renewable Electricity Producers — 0.2%

Calpine Corp.

5.25%, 6/1/2026 (a)	1,431	1,472

4.50%, 2/15/2028 (a)	2,740	2,816

5.13%, 3/15/2028 (a)	815	819

Exelon Generation Co. LLC

3.40%, 3/15/2022	380	391

3.25%, 6/1/2025	5,185	5,564

NTPC Ltd. (India) 4.25%, 2/26/2026 (c)	2,600	2,820

		13,882

Industrial Conglomerates — 0.0% (b)

Roper Technologies, Inc. 1.00%, 9/15/2025	3,075	3,055

Insurance — 0.9%

American International Group, Inc. 2.50%, 6/30/2025	2,705	2,860

Athene Global Funding

3.00%, 7/1/2022 (a)	5,165	5,335

1.45%, 1/8/2026 (a)	11,000	10,953

2.95%, 11/12/2026 (a)	13,000	13,833

Jackson National Life Global Funding

2.25%, 4/29/2021 (a)	115	115

3.30%, 6/11/2021 (a)	250	252

3.25%, 1/30/2024 (a)	9,500	10,220

Protective Life Global Funding (ICE LIBOR USD 3 Month + 0.52%), 0.77%, 6/28/2021 (a) (d)	150	150

Reliance Standard Life Global Funding II

2.63%, 7/22/2022 (a)	2,415	2,486

2.15%, 1/21/2023 (a)	4,505	4,630

3.85%, 9/19/2023 (a)	45	49

2.50%, 10/30/2024 (a)	6,190	6,510

		57,393

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Internet & Direct Marketing Retail — 0.1%

B2W Digital Lux SARL (Brazil) 4.38%, 12/20/2030 (c)	3,300	3,350

MercadoLibre, Inc. (Argentina) 2.38%, 1/14/2026	3,100	3,101

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,735	1,861

		8,312

IT Services — 0.1%

Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	2,890	2,987

Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	1,830	1,819

Exela Intermediate LLC 10.00%, 7/15/2023 (a)	104	34

Gartner, Inc.

4.50%, 7/1/2028 (a)	915	961

3.75%, 10/1/2030 (a)	710	719

		6,520

Leisure Products — 0.0% (b)

Mattel, Inc. 6.75%, 12/31/2025 (a)	3,025	3,179

Machinery — 0.1%

Colfax Corp.

6.00%, 2/15/2024 (a)	353	364

6.38%, 2/15/2026 (a)	1,059	1,129

RBS Global, Inc. 4.88%, 12/15/2025 (a)	505	519

Tennant Co. 5.63%, 5/1/2025	500	516

Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	1,550	1,616

		4,144

Media — 1.0%

Altice Financing SA (Luxembourg)

7.50%, 5/15/2026 (a)	5,490	5,738

5.00%, 1/15/2028 (a)	1,845	1,845

AMC Networks, Inc. 5.00%, 4/1/2024	323	327

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	917	931

Clear Channel Worldwide Holdings, Inc.

9.25%, 2/15/2024	2,159	2,248

5.13%, 8/15/2027 (a)	3,425	3,480

CSC Holdings LLC

5.88%, 9/15/2022	450	473

5.25%, 6/1/2024	935	1,006

5.50%, 4/15/2027 (a)	1,000	1,052

5.38%, 2/1/2028 (a)	1,815	1,919

6.50%, 2/1/2029 (a)	4,935	5,458

SEE NOTES TO FINANCIAL STATEMENTS.

352	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	1,077	762

DISH DBS Corp.

6.75%, 6/1/2021	250	253

5.88%, 7/15/2022	820	855

5.00%, 3/15/2023	550	566

5.88%, 11/15/2024	4,884	5,111

7.75%, 7/1/2026	4,900	5,392

Entercom Media Corp.

7.25%, 11/1/2024 (a)	900	910

6.50%, 5/1/2027 (a)	177	181

Gray Television, Inc. 7.00%, 5/15/2027 (a)	385	421

iHeartCommunications, Inc.

6.38%, 5/1/2026	1,450	1,534

8.38%, 5/1/2027	1,155	1,225

5.25%, 8/15/2027 (a)	1,425	1,461

Lamar Media Corp.

3.75%, 2/15/2028	120	121

4.88%, 1/15/2029	1,135	1,195

4.00%, 2/15/2030	85	87

Meredith Corp.

6.50%, 7/1/2025 (a)	1,010	1,076

6.88%, 2/1/2026	3,810	3,887

Nexstar Broadcasting, Inc.

5.63%, 7/15/2027 (a)	3,610	3,813

4.75%, 11/1/2028 (a)	406	415

Scripps Escrow II, Inc.

3.88%, 1/15/2029 (a)	760	746

5.38%, 1/15/2031 (a)	1,450	1,470

Sinclair Television Group, Inc.

5.13%, 2/15/2027 (a)	1,645	1,633

4.13%, 12/1/2030 (a)	1,150	1,123

Sirius XM Radio, Inc.

4.63%, 7/15/2024 (a)	780	803

5.38%, 7/15/2026 (a)	2,455	2,535

5.50%, 7/1/2029 (a)	2,720	2,944

4.13%, 7/1/2030 (a)	555	561

TEGNA, Inc.

5.50%, 9/15/2024 (a)	209	212

4.63%, 3/15/2028 (a)	1,220	1,249

ViacomCBS, Inc. (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (d)	550	613

Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	1,455	1,519

		69,150

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — 0.5%

Alcoa Nederland Holding BV

6.75%, 9/30/2024 (a)	545	565

7.00%, 9/30/2026 (a)	1,560	1,638

6.13%, 5/15/2028 (a)	1,620	1,758

Allegheny Technologies, Inc. 5.88%, 12/1/2027	2,420	2,556

Arconic Corp.

6.00%, 5/15/2025 (a)	1,554	1,651

6.13%, 2/15/2028 (a)	1,750	1,847

Cleveland-Cliffs, Inc. 6.75%, 3/15/2026 (a)	2,630	2,817

Commercial Metals Co. 4.88%, 5/15/2023	895	942

Constellium SE

5.75%, 5/15/2024 (a)	250	254

6.63%, 3/1/2025 (a)	250	254

FMG Resources August 2006 Pty. Ltd. (Australia)

4.75%, 5/15/2022 (a)	215	221

4.50%, 9/15/2027 (a)	450	494

Freeport-McMoRan, Inc.

3.88%, 3/15/2023	200	208

5.00%, 9/1/2027	1,230	1,316

4.13%, 3/1/2028	407	427

4.38%, 8/1/2028	963	1,026

4.25%, 3/1/2030	435	472

5.45%, 3/15/2043	905	1,125

Gerdau Trade, Inc. (Brazil) 4.88%, 10/24/2027 (c)	1,000	1,134

Glencore Funding LLC (Australia) 1.63%, 9/1/2025 (a)	9,050	9,171

Indonesia Asahan Aluminium Persero PT (Indonesia) 6.53%, 11/15/2028 (a)	500	609

Kaiser Aluminum Corp.

6.50%, 5/1/2025 (a)	1,740	1,862

4.63%, 3/1/2028 (a)	500	522

Novelis Corp.

5.88%, 9/30/2026(a)	350	364

4.75%, 1/30/2030(a)	1,960	2,043

United States Steel Corp. 12.00%, 6/1/2025 (a)	955	1,147

		36,423

Multiline Retail — 0.0% (b)

Macy’s, Inc. 8.38%, 6/15/2025 (a)	1,115	1,232

Nordstrom, Inc. 8.75%, 5/15/2025 (a)	1,065	1,187

		2,419

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	353

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Multi-Utilities — 0.4%

Dominion Energy, Inc.

4.10%, 4/1/2021 (h)	1,250	1,254

2.72%, 8/15/2021 (h)	1,150	1,162

Series A, 3.30%, 3/15/2025	6,570	7,119

Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (c)	3,000	3,062

NiSource, Inc. 0.95%, 8/15/2025	7,250	7,166

Public Service Enterprise Group, Inc.

2.65%, 11/15/2022	75	78

0.80%, 8/15/2025	3,480	3,429

Sempra Energy (ICE LIBOR USD 3 Month + 0.45%), 0.67%, 3/15/2021 (d)	195	195

		23,465

Oil, Gas & Consumable Fuels — 3.3%

Antero Midstream Partners LP

5.38%, 9/15/2024	870	877

7.88%, 5/15/2026 (a)	955	1,039

Antero Resources Corp. 5.63%, 6/1/2023	1,700	1,702

Apache Corp.

4.63%, 11/15/2025	1,999	2,071

4.88%, 11/15/2027	699	733

APT Pipelines Ltd. (Australia)

3.88%, 10/11/2022 (a)	10,128	10,612

4.20%, 3/23/2025 (a)	3,088	3,404

Azure Power Energy Ltd. (India) 5.50%, 11/3/2022 (c)	2,410	2,464

BP Capital Markets America, Inc. 3.19%, 4/6/2025	4,000	4,319

Buckeye Partners LP

4.15%, 7/1/2023	665	674

4.13%, 3/1/2025 (a)	285	290

4.13%, 12/1/2027	1,725	1,732

4.50%, 3/1/2028 (a)	800	810

Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	1,573	1,781

Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	16,440	19,192

Cheniere Energy Partners LP

5.25%, 10/1/2025	2,785	2,862

4.50%, 10/1/2029	660	695

4.00%, 3/1/2031 (a) (j)	557	561

Cheniere Energy, Inc. 4.63%, 10/15/2028 (a)	740	769

Comstock Resources, Inc.

9.75%, 8/15/2026	3,041	3,319

6.75%, 3/1/2029 (a)	926	961

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Continental Resources, Inc.

5.00%, 9/15/2022	530	530

5.75%, 1/15/2031 (a)	1,945	2,192

DCP Midstream Operating LP

3.88%, 3/15/2023	785	809

5.38%, 7/15/2025	1,020	1,087

5.63%, 7/15/2027	1,295	1,401

Diamondback Energy, Inc. 5.38%, 5/31/2025	6,000	6,206

Enbridge, Inc. (Canada) 2.90%, 7/15/2022	75	77

Energen Corp. 4.63%, 9/1/2021	6,823	6,887

EnLink Midstream Partners LP

4.40%, 4/1/2024	1,085	1,093

4.15%, 6/1/2025	955	948

EQM Midstream Partners LP

4.75%, 7/15/2023	335	345

6.00%, 7/1/2025 (a)	1,357	1,434

4.50%, 1/15/2029 (a)	1,377	1,335

4.75%, 1/15/2031 (a)	582	561

EQT Corp.

7.63%, 2/1/2025 (h)	1,285	1,495

3.90%, 10/1/2027	1,075	1,115

Equinor ASA (Norway) 2.88%, 4/6/2025	7,210	7,738

Exxon Mobil Corp. 2.99%, 3/19/2025	7,095	7,651

Genesis Energy LP 7.75%, 2/1/2028	247	244

Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	20,515	20,980

Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (c)	1,296	1,324

Gulfport Energy Corp.

6.63%, 5/1/2023 (i)	660	601

6.00%, 10/15/2024 (i)	1,080	989

Leviathan Bond Ltd. (Israel)

6.13%, 6/30/2025 (c)	2,700	2,946

6.50%, 6/30/2027 (c)	1,850	2,033

MEG Energy Corp. (Canada)

6.50%, 1/15/2025 (a)	1,007	1,038

7.13%, 2/1/2027 (a)	378	397

MPLX LP 1.75%, 3/1/2026	9,635	9,709

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	445	459

NuStar Logistics LP

5.75%, 10/1/2025	522	556

6.00%, 6/1/2026	1,085	1,157

6.38%, 10/1/2030	192	212

Occidental Petroleum Corp. 2.70%, 8/15/2022	900	890

SEE NOTES TO FINANCIAL STATEMENTS.

354	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

2.90%, 8/15/2024	970	944

8.00%, 7/15/2025	413	479

5.88%, 9/1/2025	1,862	2,020

8.50%, 7/15/2027	2,064	2,471

6.38%, 9/1/2028	192	213

8.88%, 7/15/2030	494	632

6.63%, 9/1/2030	1,192	1,356

6.13%, 1/1/2031	1,712	1,913

ONEOK, Inc. 2.75%, 9/1/2024	3,370	3,555

PBF Holding Co. LLC

9.25%, 5/15/2025 (a)	1,312	1,279

6.00%, 2/15/2028	590	374

Peru LNG Srl (Peru) 5.38%, 3/22/2030 (c)	1,900	1,781

Petrobras Global Finance BV (Brazil) 6.00%, 1/27/2028	1,100	1,249

Petroleos Mexicanos (Mexico)

4.50%, 1/23/2026	4,800	4,723

6.88%, 8/4/2026	3,950	4,217

6.49%, 1/23/2027	1,000	1,046

QEP Resources, Inc. 5.25%, 5/1/2023	620	658

Range Resources Corp.

5.00%, 3/15/2023	748	752

4.88%, 5/15/2025	980	969

Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	4,829	5,759

SM Energy Co.

6.13%, 11/15/2022	625	616

6.63%, 1/15/2027	685	645

Southwestern Energy Co.

6.45%, 1/23/2025 (h)	1,495	1,570

7.50%, 4/1/2026	465	489

Sunoco LP

5.50%, 2/15/2026	835	859

6.00%, 4/15/2027	870	906

Tallgrass Energy Partners LP

7.50%, 10/1/2025 (a)	1,000	1,066

5.50%, 1/15/2028 (a)	1,350	1,327

Targa Resources Partners LP

5.88%, 4/15/2026	4,010	4,176

6.88%, 1/15/2029	3,495	3,875

4.88%, 2/1/2031 (a)	1,135	1,164

4.00%, 1/15/2032 (a)	483	473

TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	314	320

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	2,200	2,486

Valero Energy Corp. 1.20%, 3/15/2024	9,400	9,481

W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	134	111

Western Midstream Operating LP

4.00%, 7/1/2022	380	387

5.30%, 2/1/2030 (h)	1,000	1,084

WPX Energy, Inc.

5.25%, 9/15/2024	2,083	2,315

5.75%, 6/1/2026	1,375	1,445

4.50%, 1/15/2030	940	999

		219,490

Paper & Forest Products — 0.0% (b)

Fibria Overseas Finance Ltd. (Brazil) 5.50%, 1/17/2027	1,000	1,149

Personal Products — 0.1%

Edgewell Personal Care Co.

4.70%, 5/24/2022	475	497

5.50%, 6/1/2028 (a)	1,329	1,410

Prestige Brands, Inc.

6.38%, 3/1/2024 (a)	595	604

5.13%, 1/15/2028 (a)	1,070	1,120

		3,631

Pharmaceuticals — 0.7%

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	3,465	3,841

8.50%, 1/31/2027 (a)	50	55

Bausch Health Cos., Inc.

7.00%, 3/15/2024 (a)	130	133

6.13%, 4/15/2025 (a)	1,880	1,925

5.50%, 11/1/2025 (a)	4,155	4,276

5.75%, 8/15/2027 (a)	2,915	3,141

7.00%, 1/15/2028 (a)	1,562	1,689

5.00%, 1/30/2028 (a)	5,184	5,288

5.00%, 2/15/2029 (a)	3,735	3,777

5.25%, 1/30/2030 (a)	228	232

5.25%, 2/15/2031 (a)	465	471

Elanco Animal Health, Inc. 5.90%, 8/28/2028 (h)	950	1,102

EMD Finance LLC (Germany) 2.95%, 3/19/2022 (a)	150	153

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	3,560	3,827

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	355

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — continued

Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	9,068	9,575

Viatris, Inc. 1.65%, 6/22/2025 (a)	5,285	5,365

Zoetis, Inc.

(ICE LIBOR USD 3 Month + 0.44%), 0.62%, 8/20/2021 (d)	185	186

3.25%, 8/20/2021	240	243

		45,279

Professional Services — 0.0% (b)

Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (a)	240	257

Real Estate Management & Development — 0.1%

Country Garden Holdings Co. Ltd. (China) 3.13%, 10/22/2025 (c)	2,300	2,334

Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,690	1,743

RKPF Overseas Ltd. (China) 6.00%, 9/4/2025 (c)	2,300	2,398

Vanke Real Estate Hong Kong Co. Ltd. (China) 3.98%, 11/9/2027 (c)	2,600	2,846

		9,321

Road & Rail — 0.2%

Avis Budget Car Rental LLC

6.38%, 4/1/2024 (a)	369	374

5.25%, 3/15/2025 (a)	1,400	1,408

5.75%, 7/15/2027 (a)	2,520	2,605

Georgian Railway JSC (Georgia) 7.75%, 7/11/2022 (c)	1,300	1,381

Hertz Corp. (The)

7.63%, 6/1/2022 (a) (i)	138	144

5.50%, 10/15/2024 (a) (i)	1,820	1,367

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	450

Ryder System, Inc. 3.35%, 9/1/2025	4,405	4,806

		12,535

Semiconductors & Semiconductor Equipment — 0.3%

ams AG (Austria) 7.00%, 7/31/2025 (a)	1,490	1,624

Analog Devices, Inc. 2.50%, 12/5/2021	75	76

Broadcom Corp. 3.88%, 1/15/2027	3,020	3,311

Broadcom, Inc. 1.95%, 2/15/2028 (a)	11,760	11,593

Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	95	100

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,035	2,127

Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	1,620	1,672

		20,503

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — 0.1%

CDK Global, Inc. 4.88%, 6/1/2027	1,235	1,292

Citrix Systems, Inc. 1.25%, 3/1/2026	4,275	4,257

Nuance Communications, Inc. 5.63%, 12/15/2026	611	640

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	2,035	2,150

		8,339

Specialty Retail — 0.6%

AutoZone, Inc. 3.63%, 4/15/2025	6,000	6,597

Gap, Inc. (The) 8.88%, 5/15/2027 (a)	1,435	1,681

Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	1,260	1,273

L Brands, Inc.

5.63%, 10/15/2023	825	893

6.88%, 7/1/2025 (a)	885	967

5.25%, 2/1/2028	1,170	1,252

6.88%, 11/1/2035	1,190	1,444

Penske Automotive Group, Inc.

3.50%, 9/1/2025	705	719

5.50%, 5/15/2026	935	963

PetSmart, Inc.

7.13%, 3/15/2023 (a)	4,470	4,478

4.75%, 2/15/2028 (a)	3,701	3,827

Staples, Inc.

7.50%, 4/15/2026 (a)	4,060	4,069

10.75%, 4/15/2027 (a)	830	793

TJX Cos., Inc. (The) 3.50%, 4/15/2025	7,100	7,787

		36,743

Technology Hardware, Storage & Peripherals — 0.1%

EMC Corp. 3.38%, 6/1/2023	1,989	2,061

NCR Corp.

5.75%, 9/1/2027 (a)	1,635	1,707

5.00%, 10/1/2028 (a)	964	979

6.13%, 9/1/2029 (a)	960	1,027

Western Digital Corp. 4.75%, 2/15/2026	1,115	1,233

Xerox Corp. 4.38%, 3/15/2023 (h)	92	96

		7,103

Textiles, Apparel & Luxury Goods — 0.0% (b)

Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	250	262

William Carter Co. (The)

5.50%, 5/15/2025 (a)	665	701

5.63%, 3/15/2027 (a)	370	390

		1,353

SEE NOTES TO FINANCIAL STATEMENTS.

356	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Thrifts & Mortgage Finance — 1.2%

BPCE SA (France)

(ICE LIBOR USD 3 Month + 1.24%), 1.46%, 9/12/2023 (a) (d)	250	256

5.70%, 10/22/2023 (a)	3,200	3,594

4.63%, 7/11/2024 (a)	17,000	18,926

5.15%, 7/21/2024 (a)	5,000	5,662

2.38%, 1/14/2025 (a)	3,855	4,025

(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (d)	11,305	11,393

Ladder Capital Finance Holdings LLLP REIT, 5.25%, 3/15/2022 (a)	210	211

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	2,300	2,415

Nationwide Building Society (United Kingdom)

(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (a) (d)	5,375	5,560

(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (d)	1,000	1,061

3.90%, 7/21/2025 (a)	9,150	10,242

4.00%, 9/14/2026 (a)	13,890	15,405

Quicken Loans LLC

5.25%, 1/15/2028 (a)	900	950

3.63%, 3/1/2029 (a)	3,180	3,148

3.88%, 3/1/2031 (a)	130	129

Radian Group, Inc. 4.50%, 10/1/2024	335	352

		83,329

Tobacco — 0.6%

Altria Group, Inc. 2.35%, 5/6/2025	7,085	7,404

BAT Capital Corp. (United Kingdom)

2.79%, 9/6/2024	9,615	10,228

4.70%, 4/2/2027	2,760	3,161

BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	5,320	5,333

Imperial Brands Finance plc (United Kingdom)

3.75%, 7/21/2022 (a)	1,500	1,556

3.13%, 7/26/2024 (a)	8,410	8,954

		36,636

Trading Companies & Distributors — 1.1%

Air Lease Corp.

3.50%, 1/15/2022	1,500	1,540

3.75%, 2/1/2022	3,919	4,012

2.63%, 7/1/2022	485	497

2.25%, 1/15/2023	5,811	5,965

2.75%, 1/15/2023	9,004	9,312

3.88%, 7/3/2023	3,000	3,200

3.38%, 7/1/2025	3,960	4,210

2.88%, 1/15/2026	9,615	10,007

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — continued

Aviation Capital Group LLC

5.50%, 12/15/2024 (a)	4,935	5,560

1.95%, 1/30/2026 (a)	11,525	11,340

Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	600	605

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	2,030	2,136

United Rentals North America, Inc.

3.88%, 11/15/2027	500	521

4.88%, 1/15/2028	4,905	5,187

3.88%, 2/15/2031	2,352	2,405

WESCO Distribution, Inc.

5.38%, 6/15/2024	250	256

7.13%, 6/15/2025 (a)	1,755	1,899

7.25%, 6/15/2028 (a)	1,780	1,978

		70,630

Transportation Infrastructure — 0.1%

Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	7,105	7,645

Wireless Telecommunication Services — 0.7%

Hughes Satellite Systems Corp.

7.63%, 6/15/2021	50	51

5.25%, 8/1/2026	1,585	1,759

6.63%, 8/1/2026	1,625	1,814

Kenbourne Invest SA (Chile)

6.88%, 11/26/2024 (c)	2,100	2,258

4.70%, 1/22/2028 (a)	400	415

Sprint Corp.

7.25%, 9/15/2021	300	309

7.88%, 9/15/2023	1,025	1,183

7.13%, 6/15/2024	306	352

7.63%, 2/15/2025	546	650

7.63%, 3/1/2026	13,079	16,060

T-Mobile USA, Inc.

6.00%, 4/15/2024	150	151

6.50%, 1/15/2026	120	123

4.50%, 2/1/2026	1,828	1,869

1.50%, 2/15/2026 (a)	10,605	10,570

2.25%, 2/15/2026	480	478

4.75%, 2/1/2028	5,053	5,344

Vodafone Group plc (United Kingdom)

3.75%, 1/16/2024	75	82

4.13%, 5/30/2025	135	152

		43,620

Total Corporate Bonds (Cost $2,759,450)		2,802,858

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	357

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 17.3%

U.S. Treasury Notes

2.25%, 3/31/2021	85	85

1.75%, 7/15/2022	2,620	2,679

0.13%, 1/31/2023	32,200	32,196

0.13%, 5/15/2023	17,230	17,215

0.25%, 6/15/2023	1,980	1,983

0.13%, 7/15/2023	45,095	45,033

0.13%, 8/15/2023	50,810	50,725

0.13%, 9/15/2023	44,830	44,736

0.25%, 11/15/2023	70,230	70,252

0.13%, 12/15/2023	247,921	247,049

0.13%, 1/15/2024	458,635	456,772

0.13%, 2/15/2024	183,530	182,727

0.25%, 5/31/2025	415	409

0.25%, 10/31/2025	3,045	2,988

2.38%, 5/15/2029	985	1,072

Total U.S. Treasury Obligations (Cost $1,157,441)		1,155,921

Mortgage-Backed Securities — 11.8%

FHLMC Gold Pools, 15 Year

Pool # J24740, 3.00%, 7/1/2028	70	74

Pool # G15655, 3.00%, 10/1/2028	179	191

Pool # G18528, 3.50%, 10/1/2029	4,504	4,861

Pool # G15890, 3.00%, 7/1/2031	4,782	5,114

FHLMC Gold Pools, 20 Year

Pool # C91649, 3.00%, 4/1/2033	53	56

FHLMC Gold Pools, 30 Year

Pool # G61879, 4.50%, 3/1/2047	356	395

FHLMC UMBS, 10 Year

Pool # RD5053, 2.00%, 3/1/2031	26,417	27,354

FHLMC UMBS, 15 Year

Pool # ZS8594, 3.00%, 1/1/2031	2,293	2,426

Pool # ZS8598, 3.00%, 2/1/2031	2,406	2,545

Pool # SB0268, 3.00%, 5/1/2033	708	748

Pool # SB0041, 3.50%, 7/1/2034	4,784	5,193

FHLMC UMBS, 30 Year

Pool # ZS9524, 3.50%, 1/1/2044	17,130	18,699

Pool # SD0057, 3.50%, 5/1/2048	7,345	8,012

FNMA UMBS, 15 Year

Pool # BM4202, 3.50%, 12/1/2029	7,322	7,892

Pool # AL8153, 3.00%, 3/1/2031	4,984	5,330

Pool # AL9552, 3.50%, 8/1/2031	481	522

Pool # AS9697, 3.50%, 5/1/2032	171	185

Pool # CA0778, 3.00%, 11/1/2032	300	321

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA4229, 2.00%, 1/1/2036	115,826	119,931

Pool # MA4261, 2.00%, 2/1/2036	145,894	151,065

Pool # MA4279, 2.00%, 3/1/2036	114,280	118,331

FNMA UMBS, 20 Year

Pool # MA1446, 3.50%, 5/1/2033	260	277

Pool # MA1527, 3.00%, 8/1/2033	165	175

Pool # MA1921, 3.50%, 6/1/2034	9,493	10,296

Pool # CA1791, 3.50%, 2/1/2038	15,981	17,283

FNMA UMBS, 30 Year

Pool # AB1463, 4.00%, 9/1/2040	9,363	10,420

Pool # AL7453, 4.00%, 2/1/2045	6,740	7,561

Pool # AS7039, 4.50%, 4/1/2046	1,561	1,735

Pool # FM1719, 4.50%, 11/1/2046	17,799	19,957

Pool # CA3519, 4.50%, 5/1/2049	32,050	36,094

FNMA, Other

Pool # BF0125, 4.00%, 7/1/2056	14,166	15,891

Pool # BF0144, 3.50%, 10/1/2056	7,672	8,485

Pool # BF0184, 4.00%, 2/1/2057	4,461	5,004

Pool # BF0263, 3.50%, 5/1/2058	7,663	8,539

Pool # BF0381, 4.00%, 4/1/2059	4,174	4,680

FNMA/FHLMC UMBS, Single Family, 15 Year

TBA, 1.50%, 4/25/2036 (j)	66,890	67,536

GNMA II, 30 Year

Pool # MA6038, 3.00%, 7/20/2049	2,561	2,683

Pool # MA6089, 3.00%, 8/20/2049	2,568	2,675

Pool # MA6820, 3.00%, 8/20/2050	21,679	22,605

Pool # MA6866, 3.00%, 9/20/2050	14,625	15,313

Pool # MA6995, 2.50%, 11/20/2050	10,204	10,605

Pool # MA7052, 2.50%, 12/20/2050	12,884	13,390

Pool # MA7136, 2.50%, 1/20/2051	6,982	7,252

GNMA II, Single Family, 30 Year TBA, 3.00%, 3/15/2051 (j)	19,340	20,132

Total Mortgage-Backed Securities (Cost $784,128)		787,833

Asset-Backed Securities — 9.8%

ACC Trust

Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	3,422	3,448

Series 2018-1, Class C, 6.81%, 2/21/2023 (a)	838	843

Affirm Asset Securitization Trust

Series 2020-A, Class A, 2.95%, 2/18/2025 (a)	5,000	5,063

Series 2021-A, Class A, 0.88%, 8/15/2025 (a)	3,500	3,504

SEE NOTES TO FINANCIAL STATEMENTS.

358	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

American Credit Acceptance Receivables Trust

Series 2017-2, Class D, 3.69%, 6/12/2023 (a)	289	289

Series 2019-4, Class B, 2.43%, 10/12/2023 (a)	5,700	5,731

Series 2018-1, Class D, 3.93%, 4/10/2024 (a)	430	435

Series 2018-2, Class E, 5.16%, 9/10/2024 (a)	750	788

Series 2018-3, Class C, 3.75%, 10/15/2024 (a)	87	87

Series 2018-3, Class E, 5.17%, 10/15/2024 (a)	750	785

Series 2019-1, Class D, 3.81%, 4/14/2025 (a)	7,000	7,292

Series 2019-1, Class E, 4.84%, 4/14/2025 (a)	5,500	5,863

Series 2019-3, Class D, 2.89%, 9/12/2025 (a)	913	942

Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	577	603

Series 2019-4, Class C, 2.69%, 12/12/2025 (a)	4,010	4,090

Series 2019-4, Class D, 2.97%, 12/12/2025 (a)	2,980	3,088

Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	3,340	3,471

Series 2020-1, Class C, 2.19%, 3/13/2026 (a)	14,630	14,902

Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	5,000	5,146

Series 2020-3, Class C, 1.85%, 6/15/2026 (a)	3,150	3,218

Series 2020-4, Class C, 1.31%, 12/14/2026 (a)	3,510	3,535

Series 2020-4, Class D, 1.77%, 12/14/2026 (a)	5,527	5,620

Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	2,614	2,614

AmeriCredit Automobile Receivables Trust

Series 2017-2, Class D, 3.42%, 4/18/2023	5,160	5,283

Series 2017-3, Class D, 3.18%, 7/18/2023	500	514

Series 2019-1, Class C, 3.36%, 2/18/2025	750	787

Series 2019-2, Class C, 2.74%, 4/18/2025	1,000	1,041

Series 2019-2, Class D, 2.99%, 6/18/2025	3,500	3,681

Apidos CLO (Cayman Islands) Series 2016-24A, Class A1AL, 1.07%, 10/20/2030 (a) (j) (k)	18,000	18,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aqua Finance Trust Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	3,642	3,679

Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	4,730	4,946

Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2016-2A, Class ARR, 1.16%, 1/15/2029 (a) (k)	11,895	11,892

BCC Funding Corp. XVI LLC Series 2019-1A, Class A2, 2.46%, 8/20/2024 (a)	9,965	10,095

Benefit Street Partners CLO Ltd. (Cayman Islands) Series 2013-IIA, Class A1R2, 1.11%, 7/15/2029 (a) (k)	8,313	8,313

Business Jet Securities LLC Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	4,627	4,710

CARS-DB4 LP

Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	1,499	1,556

Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (a)	1,500	1,551

Carvana Auto Receivables Trust

Series 2019-4A, Class B, 2.53%, 7/15/2024 (a)	7,550	7,717

Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	1,821	1,899

Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	4,200	4,390

Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (k)	4,555	4,790

CF Hippolyta LLC

Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	5,068	5,107

Series 2020-1, Class B1, 2.28%, 7/15/2060 ‡ (a)	2,801	2,807

CIG Auto Receivables Trust

Series 2019-1A, Class B, 3.59%, 8/15/2024 (a)	3,675	3,769

Series 2020-1A, Class B, 1.55%, 1/13/2025 (a)	9,500	9,602

Conn’s Receivables Funding LLC

Series 2019-A, Class C, 5.29%, 10/16/2023 ‡ (a)	336	334

Series 2019-B, Class B, 3.62%, 6/17/2024 ‡ (a)	2,500	2,512

CPS Auto Receivables Trust

Series 2016-B, Class D, 6.58%, 3/15/2022 (a)	2,765	2,799

Series 2017-D, Class C, 3.01%, 10/17/2022 (a)	11	11

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	359

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-B, Class C, 3.35%, 1/15/2024 (a)	4,575	4,651

Series 2020-A, Class B, 2.36%, 2/15/2024 (a)	2,185	2,216

Series 2019-D, Class D, 2.72%, 9/15/2025 (a)	2,100	2,153

Series 2020-A, Class C, 2.54%, 12/15/2025 (a)	1,690	1,730

Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	5,500	5,675

Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	3,500	3,621

Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	2,875	2,873

CPS Auto Trust

Series 2016-D, Class D, 4.53%, 1/17/2023 (a)	66	67

Series 2018-C, Class D, 4.40%, 6/17/2024 (a)	500	517

Credit Acceptance Auto Loan Trust

Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	350	358

Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	350	364

Series 2019-3A, Class A, 2.38%, 11/15/2028 (a)	3,210	3,283

Series 2019-3A, Class B, 2.86%, 1/16/2029 (a)	9,250	9,636

Series 2020-3A, Class B, 1.77%, 12/17/2029 (a)	8,600	8,752

Series 2021-2A, Class B, 1.26%, 4/15/2030 (a)	6,000	5,988

Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	2,500	2,494

Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (a)	2,134	2,134

DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a) (j)	9,333	9,333

Drive Auto Receivables Trust

Series 2019-3, Class B, 2.65%, 2/15/2024	1,187	1,197

Series 2018-3, Class D, 4.30%, 9/16/2024	500	515

Series 2019-3, Class C, 2.90%, 8/15/2025	1,000	1,026

Series 2019-4, Class C, 2.51%, 11/17/2025	2,000	2,044

Series 2018-4, Class D, 4.09%, 1/15/2026	500	518

Series 2019-2, Class D, 3.69%, 8/17/2026	500	525

Series 2019-3, Class D, 3.18%, 10/15/2026	3,000	3,136

Series 2019-4, Class D, 2.70%, 2/16/2027	5,000	5,176

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DT Auto Owner Trust

Series 2017-3A, Class D, 3.58%, 5/15/2023 (a)	57	57

Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	29	29

Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	1,469	1,491

Series 2019-4A, Class B, 2.36%, 1/16/2024 (a)	3,560	3,601

Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	4,094	4,105

Series 2018-3A, Class D, 4.19%, 7/15/2024 (a)	800	829

Series 2019-4A, Class C, 2.73%, 7/15/2025 (a)	2,068	2,117

Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	10,000	10,376

Series 2020-1A, Class C, 2.29%, 11/17/2025 (a)	5,156	5,270

Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	3,735	3,862

Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	1,567	1,562

Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	5,000	5,177

Exeter Automobile Receivables Trust

Series 2018-3A, Class C, 3.71%, 6/15/2023 (a)	263	265

Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	3,000	3,047

Series 2017-1A, Class D, 6.20%, 11/15/2023 (a)	1,860	1,914

Series 2019-3A, Class C, 2.79%, 5/15/2024 (a)	1,500	1,530

Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	3,385	3,651

Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	5,000	5,095

Series 2019-1A, Class D, 4.13%, 12/16/2024 (a)	3,850	4,003

Series 2020-1A, Class C, 2.49%, 1/15/2025 (a)	2,700	2,764

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	620	644

Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	7,940	8,197

Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	1,440	1,487

SEE NOTES TO FINANCIAL STATEMENTS.

360	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	5,000	5,390

Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	810	850

Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	3,000	3,099

Series 2021-1A, Class D, 1.08%, 11/16/2026	5,391	5,373

Fair Square Issuance Trust Series 2020-AA, Class A, 2.90%, 9/20/2024 (a)	2,750	2,785

First Investors Auto Owner Trust

Series 2019-2A, Class B, 2.47%, 1/15/2025 (a)	3,095	3,180

Series 2021-1A, Class C, 1.17%, 3/15/2027 (a)	2,250	2,258

Flagship Credit Auto Trust

Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	28	28

Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	300	309

Series 2019-4, Class B, 2.53%, 11/17/2025 (a)	3,360	3,466

Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	2,480	2,589

Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	3,460	3,577

Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	3,150	3,128

FREED ABS Trust

Series 2018-2, Class B, 4.61%, 10/20/2025 (a)	496	501

Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	582	589

Series 2019-2, Class A, 2.62%, 11/18/2026 (a)	1,059	1,065

Series 2019-2, Class B, 3.19%, 11/18/2026 ‡ (a)	6,410	6,525

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	3,634	3,665

Series 2020-2CP, Class B, 5.50%, 6/18/2027 ‡ (a)	6,196	6,519

Series 2020-3FP, Class B, 4.18%, 9/20/2027 (a)	10,000	10,282

GLS Auto Receivables Issuer Trust

Series 2019-4A, Class A, 2.47%, 11/15/2023 (a)	1,363	1,376

Series 2019-4A, Class B, 2.78%, 9/16/2024 (a)	1,500	1,539

Series 2019-3A, Class C, 2.96%, 5/15/2025 (a)	5,000	5,142

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	1,200	1,250

GLS Auto Receivables Trust

Series 2018-1A, Class B, 3.52%, 8/15/2023 (a)	461	467

Series 2018-2A, Class C, 4.17%, 4/15/2024 (a)	300	310

LCM Ltd. (Cayman Islands) Series 24A, Class AR, 3/20/2030 (a) (k)	8,359	8,359

LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	12,000	12,178

Lendmark Funding Trust Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	11,255	11,594

LL ABS Trust Series 2019-1A, Class A, 2.87%, 3/15/2027 (a)	1,163	1,167

Marlette Funding Trust

Series 2019-4A, Class A, 2.39%, 12/17/2029 (a)	3,600	3,630

Series 2020-1A, Class A, 2.24%, 3/15/2030 (a)	1,217	1,223

ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	741	769

MFA LLC Series 2018-NPL1, Class A1, 3.88%, 5/25/2048 ‡ (a) (h)	319	319

Morgan Stanley ABS Capital I, Inc. Trust

Series 2004-SD1, Class A, 0.92%, 8/25/2034 ‡ (k)	476	466

Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.15%, 7/25/2030 (a) (k)	7,636	7,636

Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.20%, 3/17/2030 (a) (k)	11,795	11,792

Oportun Funding IX LLC Series 2018-B, Class A, 3.91%, 7/8/2024 (a)	2,050	2,057

Oportun Funding X LLC Series 2018-C, Class B, 4.59%, 10/8/2024 (a)	2,000	2,022

Prestige Auto Receivables Trust

Series 2017-1A, Class E, 4.89%, 5/15/2024 (a)	1,000	1,025

Series 2018-1A, Class C, 3.75%, 10/15/2024 (a)	500	509

Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	7,240	7,519

Progress Residential

Series 2021-SFR1, Class C, 1.56%, 4/17/2038 (a)	3,000	2,969

Series 2021-SFR1, Class D, 1.81%, 4/17/2038 (a)	3,171	3,161

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	361

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Prosper Marketplace Issuance Trust

Series 2019-3A, Class A, 3.19%, 7/15/2025 (a)	381	381

Series 2019-4A, Class A, 2.48%, 2/17/2026 (a)	1,071	1,075

Regional Management Issuance Trust

Series 2019-1, Class A, 3.05%, 11/15/2028 (a)	8,182	8,320

Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	5,728	5,734

Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027 (a)	1,500	1,497

Santander Drive Auto Receivables Trust

Series 2017-3, Class E, 4.97%, 1/15/2025	5,000	5,156

Series 2018-1, Class E, 4.37%, 5/15/2025 (a)	5,000	5,140

Series 2018-4, Class D, 3.98%, 12/15/2025	500	520

Series 2020-3, Class C, 1.12%, 1/15/2026	1,970	1,990

Series 2020-2, Class D, 2.22%, 9/15/2026	6,175	6,355

Series 2020-4, Class D, 1.48%, 1/15/2027	1,785	1,810

Santander Revolving Auto Loan Trust

Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	14,400	15,260

Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	2,390	2,513

Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026 (a)	1,710	1,718

SoFi Consumer Loan Program LLC

Series 2017-6, Class B, 3.52%, 11/25/2026 ‡ (a)	192	196

Series 2017-6, Class C, 4.02%, 11/25/2026 ‡ (a)	300	309

SoFi Professional Loan Program Trust Series 2020-A, Class A2FX, 2.54%, 5/15/2046 (a)	2,625	2,731

Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.56%, 11/25/2031 (a)	2,167	2,299

United Airlines Pass-Through Trust Series 2019-1, Class AA, 4.15%, 8/25/2031	295	309

United Auto Credit Securitization Trust Series 2020-1, Class C, 2.15%, 2/10/2025 (a)	3,800	3,855

Upgrade Receivables Trust Series 2019-2A, Class A, 2.77%, 10/15/2025 (a)	446	447

Upstart Securitization Trust

Series 2019-2, Class A, 2.90%, 9/20/2029 (a)	1,125	1,133

Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	5,178	5,230

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-3, Class A, 1.70%, 11/20/2030 (a)	7,165	7,230

Series 2021-1, Class A, 0.87%, 3/20/2031 (a)	2,260	2,263

USASF Receivables LLC Series 2020-1A, Class A, 2.47%, 2/15/2023 (a)	2,617	2,642

Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044 (a)	690	718

Venture CLO Ltd. (Cayman Islands) Series 2018-33A, Class A1LR, 1.40%, 7/15/2031 (a) (k)	13,530	13,530

Vericrest Opportunity Loan Trust

Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡ (a) (h)	1,277	1,279

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (h)	7,969	7,996

Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023 (a)	2,731	2,741

VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (h)	2,423	2,433

VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050 ‡ (a) (h)	8,820	8,855

Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	1,758	1,798

Westlake Automobile Receivables Trust

Series 2018-1A, Class E, 4.53%, 5/15/2023 (a)	3,100	3,155

Series 2018-3A, Class D, 4.00%, 10/16/2023 (a)	500	513

Series 2019-2A, Class C, 2.84%, 7/15/2024 (a)	2,000	2,047

Series 2019-3A, Class C, 2.49%, 10/15/2024 (a)	4,500	4,597

Series 2019-3A, Class D, 2.72%, 11/15/2024 (a)	7,500	7,741

Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	1,000	1,037

Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	1,700	1,762

Series 2019-3A, Class F, 4.72%, 4/15/2026 (a)	2,000	2,057

Total Asset-Backed Securities (Cost $646,714)		656,226

Commercial Mortgage-Backed Securities — 7.9%

Ashford Hospitality Trust Series 2018-KEYS, Class B, 1.56%, 6/15/2035 ‡ (a) (k)	600	600

BANK Series 2020-BN30, Class XA, IO, 1.35%, 12/15/2053 (k)	84,880	8,513

SEE NOTES TO FINANCIAL STATEMENTS.

362	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Barclays Commercial Mortgage Trust Series 2019-C5, Class XA, IO, 0.89%, 11/15/2052 (k)	112,334	6,493

BHMS Series 2018-ATLS, Class A, 1.36%, 7/15/2035 (a) (k)	500	500

BX

Series 2021-MFM1, Class D, 1.61%, 1/15/2034 ‡ (a) (k)	2,000	2,001

Series 2021-MFM1, Class E, 2.36%, 1/15/2034 ‡ (a) (k)	2,546	2,548

BX Commercial Mortgage Trust

Series 2018-IND, Class E, 1.81%, 11/15/2035 ‡ (a) (k)	1,435	1,435

Series 2020-BXLP, Class C, 1.23%, 12/15/2036 ‡ (a) (k)	5,224	5,224

Series 2020-BXLP, Class D, 1.36%, 12/15/2036 ‡ (a) (k)	3,712	3,713

Series 2020-BXLP, Class F, 2.11%, 12/15/2036 ‡ (a) (k)	7,495	7,493

BX Trust Series 2019-CALM, Class E, 2.11%, 11/15/2032 ‡ (a) (k)	3,750	3,742

CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E, 2.26%, 12/15/2037 ‡ (a) (k)	200	200

CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class C, 1.16%, 7/15/2032 ‡ (a) (k)	365	366

Citigroup Commercial Mortgage Trust

Series 2019-SMRT, Class D, 4.74%, 1/10/2036 ‡ (a) (k)	400	424

Series 2019-PRM, Class C, 3.90%, 5/10/2036 ‡ (a)	1,750	1,839

Series 2019-PRM, Class D, 4.35%, 5/10/2036 ‡ (a)	2,144	2,236

Series 2019-PRM, Class E, 4.73%, 5/10/2036 ‡ (a) (k)	1,000	1,033

Series 2014-GC23, Class C, 4.43%, 7/10/2047 ‡ (k)	10,000	10,800

Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	2,000	1,696

Series 2015-GC33, Class B, 4.57%, 9/10/2058 ‡ (k)	3,500	3,865

Commercial Mortgage Trust

Series 2015-3BP, Class B, 3.24%, 2/10/2035 ‡ (a) (k)	7,185	7,628

Series 2020-CBM, Class D, 3.63%, 2/10/2037 ‡ (a) (k)	10,000	9,666

Series 2020-CBM, Class E, 3.63%, 2/10/2037 ‡ (a) (k)	10,000	9,494

Series 2014-CR14, Class B, 4.62%, 2/10/2047 ‡ (k)	4,523	4,928

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-UBS2, Class D, 4.99%, 3/10/2047 ‡ (a) (k)	1,500	1,492

Series 2014-UBS3, Class B, 4.31%, 6/10/2047 ‡	2,000	2,155

Series 2014-CR19, Class D, 4.71%, 8/10/2047 ‡ (a) (k)	3,291	3,176

Series 2014-CR20, Class D, 3.22%, 11/10/2047 ‡ (a)	4,000	3,288

Series 2014-CR20, Class C, 4.51%, 11/10/2047 ‡ (k)	1,000	1,057

Series 2014-CR21, Class D, 3.92%, 12/10/2047 ‡ (a) (k)	4,000	3,185

Series 2015-CR23, Class D, 4.29%, 5/10/2048 ‡ (k)	2,000	2,047

Series 2015-LC21, Class D, 4.33%, 7/10/2048 ‡ (k)	1,000	898

Series 2015-CR25, Class B, 4.53%, 8/10/2048 ‡ (k)	5,899	6,527

Series 2019-GC44, Class XA, IO, 0.65%, 8/15/2057 (k)	66,689	2,810

Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 1.34%, 5/15/2036 ‡ (a) (k)	1,200	1,204

CSAIL Commercial Mortgage Trust Series 2015-C2, Class B, 4.21%, 6/15/2057 ‡ (k)	3,250	3,387

FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 2.04%, 1/25/2051 (a) (k)	972	984

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K018, Class X1, IO, 1.22%, 1/25/2022 (k)	4,610	31

Series K027, Class X1, IO, 0.74%, 1/25/2023 (k)	10,400	113

Series K034, Class X1, IO, 0.09%, 7/25/2023 (k)	161,732	367

Series K033, Class X1, IO, 0.29%, 7/25/2023 (k)	50,634	316

Series KC03, Class X1, IO, 0.49%, 11/25/2024 (k)	58,452	941

Series KC06, Class X1, IO, 0.90%, 6/25/2026 (k)	38,000	1,253

Series K734, Class X3, IO, 2.17%, 7/25/2026 (k)	40,000	3,930

Series KC05, Class X1, IO, 1.20%, 6/25/2027 (k)	28,933	1,587

Series K739, Class X1, IO, 1.29%, 9/25/2027 (k)	67,047	4,784

Series K078, Class X1, IO, 0.09%, 6/25/2028 (k)	49,771	448

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	363

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K082, Class X3, IO, 2.21%, 10/25/2028 (k)	8,700	1,259

Series K096, Class X3, IO, 2.04%, 7/25/2029 (k)	48,000	6,973

Series K090, Class X3, IO, 2.31%, 10/25/2029 (k)	32,598	5,328

Series K112, Class X1, IO, 1.43%, 5/25/2030 (k)	24,990	2,897

Series K114, Class X1, IO, 1.12%, 6/25/2030 (k)	66,453	6,086

Series K105, Class X3, IO, 1.92%, 6/25/2030 (k)	40,058	5,969

Series K723, Class X3, IO, 1.92%, 10/25/2034 (k)	7,410	333

Series K-1516, Class X1, IO, 1.51%, 5/25/2035 (k)	34,950	5,928

Series Q012, Class X, IO, 4.21%, 9/25/2035 (k)	14,683	3,774

Series K025, Class X3, IO, 1.75%, 11/25/2040 (k)	3,360	83

Series K721, Class X3, IO, 1.30%, 11/25/2042 (k)	6,071	120

Series K054, Class X3, IO, 1.60%, 4/25/2043 (k)	3,700	264

Series K068, Class X3, IO, 2.06%, 10/25/2044 (k)	3,368	399

Series K059, Class X3, IO, 1.92%, 11/25/2044 (k)	5,700	550

Series K061, Class X3, IO, 1.97%, 12/25/2044 (k)	2,775	283

Series K070, Class X3, IO, 2.04%, 12/25/2044 (k)	16,537	2,001

Series K072, Class X3, IO, 2.14%, 12/25/2045 (k)	1,200	153

Series K087, Class X3, IO, 2.32%, 1/25/2046 (k)	14,050	2,190

Series K097, Class X3, IO, 2.02%, 9/25/2046 (k)	20,477	3,008

Series K103, Class X3, IO, 1.85%, 12/25/2046 (k)	44,892	6,157

Series K104, Class X3, IO, 1.90%, 2/25/2047 (k)	25,300	3,652

Series K088, Class X3, IO, 2.35%, 2/25/2047 (k)	10,500	1,708

Series K735, Class X3, IO, 2.15%, 5/25/2047 (k)	40,532	4,079

Series K093, Class X3, IO, 2.21%, 5/25/2047 (k)	50,000	7,809

Series K092, Class X3, IO, 2.25%, 5/25/2047 (k)	39,434	6,301

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K095, Class X3, IO, 2.10%, 8/25/2047 (k)	25,000	3,772

Series K736, Class X3, IO, 2.01%, 9/25/2047 (k)	50,000	4,842

Series K099, Class X3, IO, 1.95%, 10/25/2047 (k)	13,745	1,947

Series K112, Class X3, IO, 3.00%, 7/25/2048 (k)	8,600	2,007

Series K114, Class X3, IO, 2.74%, 8/25/2048 (k)	10,750	2,271

FNMA ACES

Series 2020-M10, Class X1, IO, 1.80%, 12/25/2030 (k)	49,839	6,907

Series 2019-M21, Class X2, IO, 1.34%, 2/25/2031 (k)	34,660	3,641

FNMA, Multi-Family REMIC Trust Series 2020-M37, Class X, IO, 1.13%, 4/25/2032 (k)	82,745	6,810

FREMF Series 2018-KF46, Class B, 2.07%, 3/25/2028 (a) (k)	275	271

FREMF Mortgage Trust

Series 2017-K727, Class C, 3.74%, 7/25/2024 (a) (k)	2,000	2,102

Series 2017-KF36, Class B, 2.77%, 8/25/2024 (a) (k)	3,151	3,151

Series 2017-KF34, Class B, 2.82%, 8/25/2024 (a) (k)	3,709	3,709

Series 2017-KF38, Class B, 2.62%, 9/25/2024 (a) (k)	131	131

Series 2017-KF39, Class B, 2.62%, 11/25/2024 (a) (k)	141	141

Series 2018-KF42, Class B, 2.32%, 12/25/2024 (a) (k)	2,018	2,018

Series 2018-KF53, Class B, 2.17%, 10/25/2025 (k)	904	898

Series 2019-KC03, Class B, 4.37%, 1/25/2026 (a) (k)	5,000	5,124

Series 2019-KF60, Class B, 2.47%, 2/25/2026 (a) (k)	3,125	3,141

Series 2019-KF62, Class B, 2.17%, 4/25/2026 (a) (k)	883	877

Series 2019-KC06, Class B, 3.82%, 9/25/2026 (a) (k)	7,600	7,324

Series 2018-KSW4, Class B, 2.57%, 10/25/2028 (k)	7,243	7,243

Series 2011-K15, Class B, 4.97%, 8/25/2044 (a) (k)	135	137

Series 2012-K17, Class B, 4.32%, 12/25/2044 (a) (k)	280	288

SEE NOTES TO FINANCIAL STATEMENTS.

364	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2012-K18, Class B, 4.17%, 1/25/2045 (a) (k)	385	396

Series 2012-K19, Class B, 4.02%, 5/25/2045 (a) (k)	300	310

Series 2012-K21, Class B, 3.94%, 7/25/2045 (a) (k)	530	551

Series 2013-K26, Class B, 3.60%, 12/25/2045 (a) (k)	6,500	6,803

Series 2013-K31, Class C, 3.63%, 7/25/2046 (a) (k)	3,000	3,136

Series 2013-K34, Class B, 3.73%, 9/25/2046 (a) (k)	1,000	1,068

Series 2011-K14, Class B, 5.27%, 2/25/2047 (a) (k)	1,100	1,104

Series 2014-K716, Class B, 3.91%, 8/25/2047 (a) (k)	250	252

Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (k)	2,000	2,142

Series 2015-K49, Class B, 3.72%, 10/25/2048 (a) (k)	5,282	5,779

Series 2015-K51, Class C, 3.95%, 10/25/2048 (a) (k)	4,955	5,321

Series 2017-K726, Class C, 3.98%, 7/25/2049 (a) (k)	2,300	2,429

Series 2017-K729, Class B, 3.68%, 11/25/2049 (a) (k)	200	215

Series 2017-K729, Class C, 3.68%, 11/25/2049 (a) (k)	3,000	3,152

Series 2017-K62, Class C, 3.87%, 1/25/2050 (a) (k)	5,081	5,435

Series 2018-K730, Class C, 3.80%, 2/25/2050 (a) (k)	3,000	3,163

Series 2017-K728, Class B, 3.65%, 11/25/2050 (a) (k)	1,825	1,957

GB Trust

Series 2020-FLIX, Class A, 1.23%, 8/15/2037 (a) (k)	5,100	5,141

Series 2020-FLIX, Class B, 1.46%, 8/15/2037 ‡ (a) (k)	1,520	1,525

Series 2020-FLIX, Class C, 1.71%, 8/15/2037 ‡ (a) (k)	2,000	2,019

GNMA

Series 2015-115, IO, 0.50%, 7/16/2057 (k)	2,125	66

Series 2017-54, IO, 0.58%, 12/16/2058 (k)	13,778	667

Series 2017-23, IO, 0.68%, 5/16/2059 (k)	2,394	111

GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class A, 1.01%, 11/21/2035 (a) (k)	49	49

GS Mortgage Securities Corp. II Series 2013-GC10, Class C, 4.29%, 2/10/2046 ‡ (a) (k)	3,291	3,412

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GS Mortgage Securities Trust

Series 2013-GC12, Class E, 3.25%, 6/10/2046 ‡ (a)	2,000	1,555

Series 2013-GC12, Class D, 4.45%, 6/10/2046 ‡ (a) (k)	2,000	1,776

Series 2015-GC34, Class D, 2.98%, 10/10/2048 ‡	1,500	1,194

Series 2015-GC30, Class C, 4.08%, 5/10/2050 ‡ (k)	3,695	3,855

Series 2020-GSA2, Class XA, IO, 1.74%, 12/12/2053 (a) (k)	39,970	5,210

Independence Plaza Trust

Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	10,625	11,317

Series 2018-INDP, Class C, 4.16%, 7/10/2035 ‡ (a)	6,500	6,831

JPMBB Commercial Mortgage Securities Trust

Series 2014-C19, Class C, 4.68%, 4/15/2047 ‡ (k)	2,000	2,115

Series 2015-C30, Class C, 4.27%, 7/15/2048 (k)	7,732	8,287

Series 2015-C31, Class B, 4.62%, 8/15/2048 ‡ (k)	4,410	4,875

Series 2015-C31, Class C, 4.62%, 8/15/2048 ‡ (k)	2,760	2,937

JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class E, 4.23%, 1/15/2049 ‡ (a) (k)	2,320	1,935

KKR Industrial Portfolio Trust

Series 2021-KDIP, Class C, 1.11%, 12/15/2037 ‡ (a) (k)	1,500	1,500

Series 2021-KDIP, Class D, 1.36%, 12/15/2037 ‡ (a) (k)	1,000	1,000

Series 2021-KDIP, Class E, 1.66%, 12/15/2037 ‡ (a) (k)	1,000	1,000

KNDL Mortgage Trust Series 2019-KNSQ, Class A, 0.91%, 5/15/2036 (a) (k)	950	952

LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AJ, 6.24%, 7/15/2040 (k)	63	60

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C15, Class C, 4.90%, 4/15/2047 (k)	300	322

Series 2014-C17, Class C, 4.48%, 8/15/2047 ‡ (k)	5,411	5,786

Series 2014-C17, Class D, 4.73%, 8/15/2047 ‡ (a) (k)	2,000	1,900

Series 2014-C18, Class B, 4.49%, 10/15/2047 ‡ (k)	12,000	13,043

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	365

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2014-C18, Class C, 4.53%, 10/15/2047 ‡ (k)	4,366	4,667

Series 2015-C20, Class C, 4.46%, 2/15/2048 (k)	5,400	5,802

Series 2015-C24, Class C, 4.34%, 5/15/2048 ‡ (k)	2,060	2,134

Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (k)	2,577	2,717

Series 2015-C23, Class D, 4.14%, 7/15/2050 ‡ (a) (k)	2,000	1,981

Morgan Stanley Capital I Trust

Series 2018-SUN, Class B, 1.31%, 7/15/2035 ‡ (a) (k)	250	250

Series 2015-MS1, Class B, 4.03%, 5/15/2048 ‡ (k)	5,450	5,886

Series 2015-UBS8, Class B, 4.31%, 12/15/2048 ‡ (k)	2,000	2,033

Series 2020-HR8, Class XA, IO, 1.85%, 7/15/2053 (k)	21,271	2,970

MRCD MARK Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	7,287

Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	6,215

Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (a)	10,000	10,065

Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	7,500	7,458

MSCG Trust

Series 2018-SELF, Class A, 1.01%, 10/15/2037 (a) (k)	9,800	9,800

Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.82%, 10/15/2049 ‡ (a) (k)	3,196	3,200

Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026 ‡ (a)	179	180

Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (k)	2,415	2,536

Wells Fargo Commercial Mortgage Trust

Series 2021-SAVE, Class A, 1.30%, 2/15/2040 (a) (k)	11,548	11,569

Series 2015-C27, Class C, 3.89%, 2/15/2048	2,500	2,527

Series 2015-C29, Class C, 4.21%, 6/15/2048 ‡ (k)	3,750	4,059

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

WFRBS Commercial Mortgage Trust

Series 2013-C11, Class B, 3.71%, 3/15/2045 ‡ (k)	150	156

Series 2013-C12, Class B, 3.86%, 3/15/2048 (k)	150	157

Series 2014-C22, Class D, 3.90%, 9/15/2057 ‡ (a) (k)	1,000	878

Series 2014-C22, Class B, 4.37%, 9/15/2057 ‡ (k)	8,000	8,710

Total Commercial Mortgage-Backed Securities (Cost $523,610)		525,363

Collateralized Mortgage Obligations — 6.7%

Alternative Loan Trust

Series 2004-25CB, Class A1, 6.00%, 12/25/2034	242	245

Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	201	205

Angel Oak Mortgage Trust

Series 2019-5, Class A1, 2.59%, 10/25/2049 (a) (k)	3,052	3,082

Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (k)	2,442	2,473

Series 2019-5, Class B1, 3.96%, 10/25/2049 ‡ (a) (k)	1,060	1,088

Series 2019-3, Class A1, 2.93%, 5/25/2059 (a) (k)	844	850

Series 2019-3, Class B1, 4.10%, 5/25/2059 ‡ (a) (k)	1,000	1,021

Angel Oak Mortgage Trust I LLC

Series 2018-2, Class A1, 3.67%, 7/27/2048 (a) (k)	141	142

Series 2018-2, Class B1, 4.89%, 7/27/2048 ‡ (a) (k)	4,000	4,082

Series 2018-3, Class B1, 5.04%, 9/25/2048 ‡ (a) (k)	4,000	4,103

Arroyo Mortgage Trust

Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (k)	227	235

Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (k)	604	621

CFMT LLC

Series 2021-HB5, Class M1, 1.37%, 2/25/2031 ‡ (a) (k)	2,550	2,546

Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (k)	3,000	2,997

CHL Mortgage Pass-Through Trust

Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	664	537

SEE NOTES TO FINANCIAL STATEMENTS.

366	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-HYB2, Class 2A1B, 2.83%, 4/20/2036 (k)	140	133

CIM Trust

Series 2019-INV2, Class A11, 1.08%, 5/25/2049 ‡ (a) (k)	335	335

Series 2019-INV3, Class A11, 1.08%, 8/25/2049 (a) (k)	2,516	2,529

Citigroup Mortgage Loan Trust

Series 2019-IMC1, Class A1, 2.72%, 7/25/2049 (a) (k)	643	656

Series 2019-IMC1, Class A3, 3.03%, 7/25/2049 (a) (k)	608	619

Series 2019-IMC1, Class B1, 3.97%, 7/25/2049 ‡ (a) (k)	410	420

COLT Mortgage Loan Trust

Series 2019-3, Class A1, 2.76%, 8/25/2049 (a) (k)	328	330

Series 2019-4, Class A1, 2.58%, 11/25/2049 (a) (k)	1,148	1,160

Series 2019-4, Class A2, 2.84%, 11/25/2049 (a) (k)	1,007	1,017

Series 2019-4, Class A3, 2.99%, 11/25/2049 (a) (k)	1,511	1,521

Connecticut Avenue Securities Trust

Series 2019-R02, Class 1M2, 2.42%, 8/25/2031 ‡ (a) (k)	3,831	3,844

Series 2019-R04, Class 2M2, 2.22%, 6/25/2039 ‡ (a) (k)	3,643	3,643

Series 2019-R05, Class 1M2, 2.12%, 7/25/2039 ‡ (a) (k)	782	782

Series 2019-R06, Class 2M2, 2.22%, 9/25/2039 ‡ (a) (k)	6,751	6,755

Series 2019-R07, Class 1M2, 2.22%, 10/25/2039 ‡ (a) (k)	2,234	2,234

Series 2020-R01, Class 1M2, 2.17%, 1/25/2040 ‡ (a) (k)	735	735

CSFB Mortgage-Backed Pass-Through Certificates

Series 2005-9, Class 1A2, 5.25%, 10/25/2035	1,371	1,369

CSMC Trust

Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (k)	7,192	7,185

Deephaven Residential Mortgage Trust

Series 2019-4A, Class A3, 3.05%, 10/25/2059 (a) (k)	1,895	1,911

Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (a) (k)	2,620	2,635

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 0.87%, 10/25/2047 (k)	896	845

FHLMC Employees Pension Plan 0.12%, 10/25/2032 (k)	7,505	7,437

FHLMC STACR REMIC Trust

Series 2020-DNA6, Class M1, 0.94%, 12/25/2050 (a) (k)	3,030	3,035

Series 2021-DNA1, Class M1, 0.69%, 1/25/2051 (a) (k)	6,954	6,954

FHLMC Structured Agency Credit Risk Debt Notes

Series 2015-DNA1, Class M3, 3.42%, 10/25/2027 (k)	762	777

Series 2017-DNA3, Class M1, 0.87%, 3/25/2030 (k)	29	29

Series 2017-DNA3, Class M2, 2.62%, 3/25/2030 (k)	250	255

Series 2018-HQA1, Class M2, 2.42%, 9/25/2030 (k)	314	315

FHLMC, REMIC

Series 3806, Class L, 3.50%, 2/15/2026	4,515	4,777

Series 4533, Class KA, 3.00%, 11/15/2026	467	493

Series 3703, Class DY, 4.00%, 8/15/2030	192	209

Series 3036, Class NE, 5.00%, 9/15/2035	161	184

Series 3294, Class NE, 5.50%, 3/15/2037	319	373

Series 4284, Class EJ, 3.00%, 10/15/2038	87	88

Series 3820, Class GJ, 3.50%, 12/15/2039	78	80

Series 3904, Class EC, 2.00%, 8/15/2040	26	26

Series 3966, Class AG, 3.00%, 10/15/2040	818	840

Series 4091, Class TA, 3.00%, 5/15/2041	109	115

Series 4467, Class AB, 3.00%, 7/15/2041	289	291

Series 4048, Class CA, 2.00%, 9/15/2041	267	274

Series 4467, Class DA, 3.00%, 11/15/2041	2	2

Series 4012, Class GS, IF, IO, 6.39%, 3/15/2042 (k)	7,538	1,547

Series 4661, Class HA, 3.00%, 5/15/2043	1,423	1,462

Series 4239, Class LD, 3.00%, 8/15/2043	106	113

Series 4480, Class QA, 3.00%, 11/15/2043	136	142

Series 4711, Class HA, 3.00%, 12/15/2043	70	72

Series 4466, Class NL, 3.50%, 12/15/2043	2,969	3,131

Series 4338, Class SA, IF, IO, 5.89%, 5/15/2044 (k)	8,639	1,651

Series 4623, Class EB, 2.50%, 12/15/2044	245	255

Series 4477, Class SA, IF, IO, 6.04%, 5/15/2045 (k)	7,069	1,459

Series 4505, Class SA, IF, IO, 6.04%, 8/15/2045 (k)	5,841	1,399

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	367

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4843, Class PH, 4.00%, 7/15/2046	1,910	1,943

Series 4681, Class SD, IF, IO, 6.04%, 5/15/2047 (k)	573	126

Series 4924, Class YP, 3.00%, 2/25/2049	5,351	5,702

Series 4906, Class QS, IF, IO, 5.93%, 9/25/2049 (k)	7,564	1,627

Series 4925, Class SA, IF, IO, 5.93%, 10/25/2049 (k)	7,874	1,505

Series 4925, Class SH, IF, IO, 5.98%, 10/25/2049 (k)	13,310	2,844

Series 4937, Class MS, IF, IO, 5.93%, 12/25/2049 (k)	21,108	4,255

Series 4954, Class SB, IF, IO, 5.93%, 2/25/2050 (k)	13,384	2,780

Series 4954, Class SY, IF, IO, 5.93%, 2/25/2050 (k)	14,019	2,851

Series 4632, Class MA, 4.00%, 8/15/2054	10,451	11,253

Series 4634, Class MD, 5.00%, 11/15/2054	21,704	23,435

Series 4630, Class MA, 4.00%, 1/15/2055	19,433	20,746

Series 4839, Class WS, IF, IO, 5.99%, 8/15/2056 (k)	18,508	4,369

FHLMC, STRIPS

Series 306, Class 250, 2.50%, 5/15/2028	131	135

Series 267, Class S5, IF, IO, 5.89%, 8/15/2042 (k)	6,780	1,124

Series 342, Class S7, IF, IO, 6.00%, 2/15/2045 (k)	2,773	634

FNMA, Connecticut Avenue Securities

Series 2017-C07, Class 2M2, 2.62%, 5/25/2030 (k)	3,039	3,058

Series 2018-C01, Class 1M2, 2.37%, 7/25/2030 (k)	2,174	2,184

Series 2018-C02, Class 2M2, 2.32%, 8/25/2030 (k)	2,597	2,604

Series 2018-C05, Class 1M2, 2.47%, 1/25/2031 (k)	6,997	6,997

FNMA, REMIC

Series 2013-40, Class VA, 3.50%, 5/25/2026	855	894

Series 2017-41, Class MV, 4.00%, 8/25/2028	2,132	2,354

Series 2014-3, Class AM, 2.50%, 1/25/2032	1,122	1,150

Series 2013-67, Class VB, 4.00%, 6/25/2032	400	415

Series 2014-12, Class ED, 2.50%, 12/25/2032	950	981

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,691	174

Series 2015-80, Class CA, 3.00%, 4/25/2040	176	177

Series 2014-84, Class KA, 3.00%, 11/25/2040	388	395

Series 2013-81, Class AE, 3.50%, 2/25/2041	639	669

Series 2016-11, Class LA, 3.50%, 5/25/2042	1,568	1,621

Series 2015-55, Class QA, 3.50%, 10/25/2042	51	51

Series 2015-2, Class PA, 2.25%, 3/25/2044	139	144

Series 2015-27, Class HA, 3.00%, 3/25/2044	5,925	6,237

Series 2014-75, Class JA, 3.00%, 10/25/2044	368	394

Series 2016-63, Class JA, 2.50%, 12/25/2044	355	372

Series 2017-14, Class DA, 3.00%, 2/25/2045	751	780

Series 2015-54, Class FA, 0.47%, 7/25/2045 (k)	96	96

Series 2015-85, Class SA, IF, IO, 5.50%, 11/25/2045 (k)	6,031	1,163

Series 2016-40, Class FA, 0.77%, 7/25/2046 (k)	29	29

Series 2016-74, Class GS, IF, IO, 5.88%, 10/25/2046 (k)	2,730	645

Series 2017-13, Class AS, IF, IO, 5.93%, 2/25/2047 (k)	662	150

Series 2017-31, Class SG, IF, IO, 5.98%, 5/25/2047 (k)	15,288	2,917

Series 2017-47, Class ST, IF, IO, 5.98%, 6/25/2047 (k)	656	154

Series 2017-69, Class SH, IF, IO, 6.08%, 9/25/2047 (k)	611	134

Series 2019-17, Class GB, 4.00%, 10/25/2047	1,345	1,453

Series 2018-27, Class SE, IF, IO, 6.08%, 5/25/2048 (k)	1,308	281

Series 2019-31, Class S, IF, IO, 5.93%, 7/25/2049 (k)	7,426	1,479

Series 2019-42, Class SK, IF, IO, 5.93%, 8/25/2049 (k)	6,504	1,295

Series 2016-98, Class A, 4.00%, 6/25/2050	21,699	22,948

SEE NOTES TO FINANCIAL STATEMENTS.

368	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2016-98, Class DA, 4.00%, 12/25/2051	29,876	32,364

Series 2017-46, Class LB, 3.50%, 12/25/2052	488	508

Series 2017-49, Class JD, 3.50%, 7/25/2053	1,698	1,759

Series 2017-49, Class JA, 4.00%, 7/25/2053	1,592	1,667

Series 2017-96, Class KA, 3.00%, 1/25/2055	618	657

FWDSecuritization Trust

Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (k)	661	686

Series 2019-INV1, Class M1, 3.48%, 6/25/2049 ‡ (a) (k)	500	504

GCAT LLC Series 2019-NQM1, Class M1, 3.85%, 2/25/2059 ‡ (a) (k)	500	508

GCAT Trust

Series 2019-NQM2, Class A1, 2.86%, 9/25/2059 (a) (h)	1,870	1,901

Series 2019-NQM2, Class A3, 3.16%, 9/25/2059 (a) (h)	2,456	2,489

Series 2019-NQM2, Class B1, 4.01%, 9/25/2059 ‡ (a) (k)	2,000	2,048

GNMA

Series 2013-180, Class VM, 3.00%, 8/16/2036	447	451

Series 2010-101, Class LE, 3.00%, 8/20/2039	27	27

Series 2010-166, Class SD, IF, IO, 5.91%, 12/20/2040 (k)	984	237

Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	444	76

Series 2015-123, Class SE, IF, IO, 5.61%, 9/20/2045 (k)	7,984	1,356

Series 2016-108, Class SM, IF, IO, 5.99%, 8/20/2046 (k)	1,227	264

Series 2016-146, Class NS, IF, IO, 5.99%, 10/20/2046 (k)	1,567	361

Series 2017-80, Class AS, IF, IO, 6.09%, 5/20/2047 (k)	1,383	248

Series 2017-93, Class SE, IF, IO, 6.09%, 6/20/2047 (k)	1,510	288

Series 2017-163, Class PA, 3.00%, 7/20/2047	11,848	12,566

Series 2017-117, Class SB, IF, IO, 6.09%, 8/20/2047 (k)	1,018	235

Series 2017-134, Class SD, IF, IO, 6.09%, 9/20/2047 (k)	1,448	308

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-155, Class KS, IF, IO, 6.09%, 10/20/2047 (k)	1,545	279

Series 2017-163, Class HS, IF, IO, 6.09%, 11/20/2047 (k)	6,443	1,164

Series 2017-180, Class SD, IF, IO, 6.09%, 12/20/2047 (k)	1,534	260

Series 2018-36, Class SG, IF, IO, 6.09%, 3/20/2048 (k)	1,337	284

Series 2018-46, Class AS, IF, IO, 6.09%, 3/20/2048 (k)	7,442	1,553

Series 2018-139, Class SB, IF, IO, 6.04%, 10/20/2048 (k)	11,392	2,309

Series 2019-71, Class SK, IF, IO, 6.04%, 6/20/2049 (k)	7,074	1,263

Series 2019-115, Class SW, IF, IO, 5.99%, 9/20/2049 (k)	20,346	3,445

Series 2019-117, Class SA, IF, IO, 5.99%, 9/20/2049 (k)	11,639	2,383

Homeward Opportunities Fund I Trust

Series 2019-1, Class A1, 3.45%, 1/25/2059 (a) (k)	413	418

Series 2019-2, Class A1, 2.70%, 9/25/2059 (a) (k)	855	862

Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (a) (h)	6,037	6,036

LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	4,255	4,301

New Residential Mortgage Loan Trust

Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (k)	7,139	7,329

Series 2019-NQM5, Class A3, 3.07%, 11/25/2059 (a) (k)	3,184	3,220

Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 ‡ (a) (k)	3,041	3,061

NYMT Loan Trust Series 2020-SP2, Class A1, 2.94%, 10/25/2060(a)(k) 2,758		2,771

OBX Trust

Series 2020-INV1, Class A11, 1.03%, 12/25/2049 (a) (k)	2,929	2,941

Series 2019-EXP3, Class 2A1A, 1.02%, 10/25/2059 (a) (k)	2,104	2,111

Series 2019-EXP3, Class 2A1B, 1.02%, 10/25/2059 (a) (k)	2,160	2,176

Series 2020-EXP3, Class 2A1, 1.02%, 1/25/2060 (a) (k)	3,115	3,122

PRPM Series 2019-GS1, Class A1, 3.50%, 10/25/2024 (a) (k)	4,894	4,953

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	369

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

PRPM LLC

Series 2020-2, Class A1, 3.67%, 8/25/2025 (a) (h)	1,313		1,329

Series 2020-3, Class A1, 2.86%, 9/25/2025 (a) (h)	11,412		11,505

Series 2020-5, Class A1, 3.10%, 11/25/2025 (a) (h)	8,111		8,192

RALI Trust Series 2003-QS12, Class A4, 3.35%, 6/25/2018	—	(l)	—	(l)

Spruce Hill Mortgage Loan Trust

Series 2019-SH1, Class A1, 3.40%, 4/29/2049 (a) (k)	334		338

Series 2019-SH1, Class A3, 3.65%, 4/29/2049 (a) (k)	167		170

Starwood Mortgage Residential Trust

Series 2019-1, Class A1, 2.94%, 6/25/2049 (a) (k)	955		970

Series 2019-1, Class A3, 3.30%, 6/25/2049 (a) (k)	708		716

Series 2019-1, Class M1, 3.76%, 6/25/2049 ‡ (a) (k)	1,000		1,015

Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 0.31%, 7/25/2046 (k)	1,342		1,164

Vericrest Opportunity Loan Transferee Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (h)	14,228		14,228

Verus Securitization Trust

Series 2019-1, Class A1, 3.84%, 2/25/2059 (a) (k)	183		184

Series 2019-2, Class A1, 3.21%, 5/25/2059 (a) (k)	309		311

Series 2019-4, Class A1, 2.64%, 11/25/2059 (a) (h)	2,870		2,931

Series 2019-4, Class M1, 3.21%, 11/25/2059 ‡ (a) (k)	1,600		1,651

Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (a) (k)	600		613

VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (h)	4,375		4,378

VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 3/27/2051 (a) (h)	16,071		16,062

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (h)	11,428		11,425

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 3.67%, 5/25/2035 (k)	112		117

Total Collateralized Mortgage Obligations (Cost $441,728)			447,442

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 1.4%

Arab Republic of Egypt (Egypt)

6.13%, 1/31/2022 (c)	700	717

5.58%, 2/21/2023 (c)	500	520

5.75%, 5/29/2024 (a)	2,100	2,219

5.75%, 5/29/2024 (c)	1,600	1,690

5.88%, 6/11/2025 (c)	1,400	1,495

3.88%, 2/16/2026 (a)	1,165	1,136

7.50%, 1/31/2027 (c)	1,800	2,021

Dominican Republic Government Bond (Dominican Republic)

5.50%, 1/27/2025 (c)	2,500	2,742

5.95%, 1/25/2027 (c)	1,000	1,118

4.50%, 1/30/2030 (a)	7,340	7,388

Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024 (c)	6,500	6,037

Federal Republic of Nigeria (Nigeria)

7.63%, 11/21/2025 (c)	2,800	3,208

6.50%, 11/28/2027 (c)	5,800	6,195

Hashemite Kingdom of Jordan (Jordan)

4.95%, 7/7/2025 (a)	5,520	5,796

4.95%, 7/7/2025 (c)	500	525

Islamic Republic of Pakistan (Pakistan) 8.25%, 4/15/2024 (c)	700	774

Kingdom of Bahrain (Bahrain) 5.45%, 9/16/2032 (a)	4,414	4,386

Lebanese Republic (Lebanon) 6.38%, 3/9/2020 (i)	4,362	586

Republic of Armenia (Armenia)

7.15%, 3/26/2025 (c)	1,800	2,006

3.60%, 2/2/2031 (a)	1,590	1,468

Republic of Belarus (Belarus)

6.88%, 2/28/2023 (c)	2,300	2,375

5.88%, 2/24/2026 (c)	400	403

Republic of Costa Rica (Costa Rica) 4.38%, 4/30/2025 (c)	1,300	1,266

Republic of Cote d’Ivoire (Ivory Coast)

6.38%, 3/3/2028 (c)	500	554

5.75%, 12/31/2032 (c) (h)	2,333	2,331

Republic of Ecuador (Ecuador)

Zero Coupon, 7/31/2030 (a)	174	72

0.50%, 7/31/2030 (a) (h)	614	361

0.50%, 7/31/2035 (a) (h)	1,609	732

0.50%, 7/31/2040 (a) (h)	738	310

Republic of El Salvador (El Salvador) 5.88%, 1/30/2025 (c)	4,400	4,273

Republic of Ghana (Ghana) 6.38%, 2/11/2027 (c)	5,700	5,866

Republic of Iraq (Iraq) 6.75%, 3/9/2023 (c)	1,900	1,860

SEE NOTES TO FINANCIAL STATEMENTS.

370	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

Republic of Kenya (Kenya)

6.88%, 6/24/2024 (c)	5,800	6,422

7.00%, 5/22/2027 (c)	500	552

Republic of Senegal (Senegal)

8.75%, 5/13/2021 (c)	1,130	1,139

6.25%, 7/30/2024 (c)	1,100	1,214

Sultanate of Oman Government Bond (Oman) 4.88%, 2/1/2025 (a)	1,913	1,985

Ukraine Government Bond (Ukraine)

7.75%, 9/1/2022 (c)	1,000	1,052

7.75%, 9/1/2023 (c)	5,700	6,142

8.99%, 2/1/2024 (c)	1,600	1,768

7.75%, 9/1/2025 (c)	400	433

Total Foreign Government Securities (Cost $96,504)		93,137

Loan Assignments — 0.2% (m)

Containers & Packaging — 0.0% (b)

Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.75%, 8/4/2027 (d)	1,225	1,226

Diversified Financial Services — 0.0% (b)

Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (d)	2,100	2,108

Electrical Equipment — 0.0% (b)

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 3/2/2027 (d)	1,097	1,098

Internet & Direct Marketing Retail — 0.0% (b)

GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 10/10/2025 (d)	1,247	1,244

Machinery — 0.0% (b)

Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (d)	1,250	1,254

Personal Products — 0.1%

Nestle Skin Health SA, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 10/1/2026 (d)	2,469	2,477

Software — 0.1%

Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (d)	1,097	1,099

Informatica LLC, 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/25/2027 (d)	1,172	1,169

		2,268

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — 0.0% (b)

AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027 (d) (n)	1,097	1,101

Total Loan Assignments (Cost $12,686)		12,776

Supranational — 0.1%

Africa Finance Corp. (Supranational) 4.38%, 4/17/2026 (c) (Cost $3,545)	3,200	3,492

	SHARES (000)
Common Stocks — 0.0% (b)

Oil, Gas & Consumable Fuels — 0.0% (b)

Denbury, Inc. *	9	399

EP Energy Corp. *	2	89

Oasis Petroleum, Inc. *	17	943

Whiting Petroleum Corp. *	10	339

Total Common Stocks (Cost $1,097)		1,770

Short-Term Investments — 5.0%

Investment Companies — 4.8%

JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (o) (p) (Cost $323,168)	322,997	323,190

	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%

U.S. Treasury Bills 0.07%, 7/1/2021 (q) (r) (Cost $12,638)	12,641	12,639

Total Short-Term Investments (Cost $335,806)		335,829

Total Investments — 102.1% (Cost $6,762,709)		6,822,647
Liabilities in Excess of Other Assets — (2.1)%		(138,121)

Net Assets — 100.0%		6,684,526

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	371

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2021.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2021.
(i)	Defaulted security.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(l)	Amount rounds to less than one thousand.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of February 28, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of February 28, 2021.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(r)	The rate shown is the effective yield as of February 28, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

372	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Futures contracts outstanding as of February 28, 2021 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	3,049	06/2021	USD	673,424	(264)
U.S. Treasury Long Bond	109	06/2021	USD	17,508	(22)
U.S. Treasury Ultra Bond	27	06/2021	USD	5,176	48

					(238)

Short Contracts
U.S. Treasury 5 Year Note	(3,458)	06/2021	USD	(429,657)	2,018
U.S. Treasury 10 Year Note	(2,660)	06/2021	USD	(354,154)	2,508
U.S. Treasury 10 Year Ultra Note	(1,548)	06/2021	USD	(229,346)	700

					5,226

					4,988

Abbreviations

USD	United States Dollar

Centrally Cleared Credit default swap contracts outstanding — sell protection(a) as of February 28, 2021 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.09	USD 47,000	2,363	1,996	4,359
CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.09	USD 9,000	768	67	835

						3,131	2,063	5,194

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	373

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2021

(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund		JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$33,302,130	$14,753,904		$585,946	$3,023,410
Investments in affiliates, at value	2,462,073	1,467,826		38,568	160,519
Investment of cash collateral received from securities loaned, at value (See Note 2.F.)	—	491		—	—
Restricted cash for OTC derivatives	—	540		—	—
Cash	6,835	2,437		800	835
Foreign currency, at value	—	1,771		62	—
Restricted cash for delayed delivery securities	1,100	1,490		—	890
Deposits at broker for futures contracts	—	2,199		—	—
Receivables:
Due from custodian	33,391	9,008		—	—
Investment securities sold	430,921	17,594		5,568	16,843
Investment securities sold — delayed delivery securities	663,529	204,188		—	51,602
Fund shares sold	137,953	86,111		156	7,751
Interest from non-affiliates	148,859	80,164		1,910	8,237
Dividends from affiliates	191	99		1	3
Tax reclaims	—	—		36	—
Securities lending income (See Note 2.F.)	—	1		—	—
Variation margin on futures contracts	—	3,781		—	—
Variation margin on centrally cleared swaps (net upfront payments of $0, $252, $0 and $0, respectively)	—	2,372		—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	2,278		—	—
Outstanding OTC swap contracts, at value (net upfront payments of $0, $1,066, $0 and $0, respectively)	—	1,130		—	—

Total Assets	37,186,982	16,637,384		633,047	3,270,090

LIABILITIES:
Payables:
Investment securities purchased	193,018	56,841		29,262	—
Investment securities purchased — delayed delivery securities	2,213,406	723,934		—	103,035
Collateral received on securities loaned (See Note 2.F.)	—	491		—	—
Fund shares redeemed	49,007	13,343		7,688	15,724
Unrealized depreciation on forward foreign currency exchange contracts	—	4,553		—	—
Accrued liabilities:
Investment advisory fees	7,230	3,492		253	610
Administration fees	1,124	801		35	145
Distribution fees	706	448		10	144
Service fees	1,994	447		17	256
Custodian and accounting fees	306	158		32	33
Trustees’ and Chief Compliance Officer’s fees	3	—	(a)	—	—
Other	1,401	750		136	117

Total Liabilities	2,468,195	805,258		37,433	120,064

Net Assets	$34,718,787	15,832,126		$595,614	$3,150,026

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

374	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
NET ASSETS:
Paid-in-Capital	$33,055,678	$15,278,691	$919,218	$3,028,539
Total distributable earnings (loss)	1,663,109	553,435	(323,604)	121,487

Total Net Assets	$34,718,787	$15,832,126	$595,614	$3,150,026

Net Assets:
Class A	$2,392,155	$1,774,114	$23,591	$493,321
Class C	345,556	156,679	8,970	49,005
Class I	12,061,904	3,743,946	262,775	1,718,670
Class R2	80,889	45,130	—	29,763
Class R3	22,605	10,247	—	33,440
Class R4	427	5,470	—	28,607
Class R5	279,096	17,667	—	—
Class R6	19,536,155	10,078,873	300,278	797,220

Total	$34,718,787	$15,832,126	$595,614	$3,150,026

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	198,770	207,139	2,641	44,659
Class C	28,495	18,175	1,008	4,452
Class I	1,002,986	437,337	29,422	155,686
Class R2	6,731	5,269	—	2,697
Class R3	1,884	1,199	—	3,029
Class R4	36	639	—	2,593
Class R5	23,243	2,063	—	—
Class R6	1,622,282	1,176,216	33,621	72,231

Net Asset Value (a):
Class A — Redemption price per share	$12.03	$8.56	$8.93	$11.05
Class C — Offering price per share (b)	12.13	8.62	8.90	11.01
Class I — Offering and redemption price per share	12.03	8.56	8.93	11.04
Class R2 — Offering and redemption price per share	12.02	8.56	—	11.04
Class R3 — Offering and redemption price per share	12.00	8.55	—	11.04
Class R4 — Offering and redemption price per share	12.03	8.55	—	11.03
Class R5 — Offering and redemption price per share	12.01	8.56	—	—
Class R6 — Offering and redemption price per share	12.04	8.57	8.93	11.04
Class A maximum sales charge	3.75%	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.50	$8.89	$9.14	$11.48

Cost of investments in non-affiliates	$31,785,381	$14,222,643	$586,966	$2,899,446
Cost of investments in affiliates	2,461,586	1,467,645	38,568	160,519
Cost of foreign currency	—	1,798	60	—
Investment securities on loan, at value (See Note 2.F.)	—	2	—	—
Cost of investment of cash collateral (See Note 2.F.)	—	491	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	375

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2021 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan High Yield Fund	JPMorgan Income Fund		JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$7,726,618	$8,844,295		$1,369,810		$1,383,331
Investments in affiliates, at value	33,535	404,898		79,351		107,433
Restricted cash for OTC derivatives	—	12,680		—		—
Cash	1,303	1,843		405		—
Foreign currency, at value	721	—		—		—
Deposits at broker for futures contracts	—	26,858		—		—
Deposits at broker for centrally cleared swaps	—	11,838		—		—
Receivables:
Due from custodian	—	11,146		—		1,783
Investment securities sold	32,564	342,627		5,102		11
Investment securities sold — delayed delivery securities	—	222,506		28,270		—
Fund shares sold	4,113	55,440		565		2,061
Interest from non-affiliates	101,602	69,661		5,313		1,895
Dividends from non-affiliates	—	29		—		—
Dividends from affiliates	2	11		6		7
Variation margin on futures contracts	—	—		221		—
Variation margin on centrally cleared swaps (net upfront payments of $0, $14,987, $20 and $0, respectively)	2	2,606		1,854		—
Unrealized appreciation on forward foreign currency exchange contracts	—	3,221		—		—

Total Assets	7,900,460	10,009,659		1,490,897		1,496,521

LIABILITIES:
Payables:
Distributions	—	304		—		—
Investment securities purchased	68,818	392,621		6,931		5,000
Investment securities purchased — delayed delivery securities	5,799	454,440		79,640		—
Fund shares redeemed	33,405	18,063		3,292		1,579
Variation margin on futures contracts	—	8,435		—		—
Unrealized depreciation on forward foreign currency exchange contracts	—	6,184		—		—
Outstanding OTC swap contracts, at value (net upfront receipts of $0, $10,075, $0 and $0, respectively)	—	13,326		—		—
Accrued liabilities:
Investment advisory fees	3,128	1,921		282		188
Administration fees	476	458		72		68
Distribution fees	110	692		6		54
Service fees	305	36		32		97
Custodian and accounting fees	81	86		7		25
Trustees’ and Chief Compliance Officer’s fees	1	—	(a)	—	(a)	—
Other	754	971		196		102

Total Liabilities	112,877	897,537		90,458		7,113

Net Assets	$7,787,583	$9,112,122		$1,400,439		$1,489,408

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

376	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Inflation Managed Bond Fund	JPMorgan Limited Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$8,085,884	$9,095,948	$1,409,179	$1,483,660
Total distributable earnings (loss)	(298,301)	16,174	(8,740)	5,748

Total Net Assets	$7,787,583	$9,112,122	$1,400,439	$1,489,408

Net Assets:
Class A	$400,076	$652,967	$23,005	$221,393
Class C	53,033	989,123	2,795	21,327
Class I	2,092,183	5,261,057	188,781	387,185
Class R2	5,390	—	—	—
Class R3	635	—	—	—
Class R4	37	—	—	—
Class R5	12,338	—	13,537	—
Class R6	5,223,891	2,208,975	1,172,321	859,503

Total	$7,787,583	$9,112,122	$1,400,439	$1,489,408

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	56,176	68,568	2,144	21,742
Class C	7,427	103,872	262	2,119
Class I	291,866	553,020	17,602	38,029
Class R2	758	—	—	—
Class R3	89	—	—	—
Class R4	5	—	—	—
Class R5	1,717	—	1,257	—
Class R6	728,320	232,304	109,136	84,279

Net Asset Value (a):
Class A — Redemption price per share	$7.12	$9.52	$10.73	$10.18
Class C — Offering price per share (b)	7.14	9.52	10.67	10.07
Class I — Offering and redemption price per share	7.17	9.51	10.72	10.18
Class R2 — Offering and redemption price per share	7.11	—	—	—
Class R3 — Offering and redemption price per share	7.17	—	—	—
Class R4 — Offering and redemption price per share	7.17	—	—	—
Class R5 — Offering and redemption price per share	7.19	—	10.77	—
Class R6 — Offering and redemption price per share	7.17	9.51	10.74	10.20
Class A maximum sales charge	3.75%	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$7.40	$9.89	$11.15	$10.41

Cost of investments in non-affiliates	$7,370,144	$8,772,816	$1,326,013	$1,365,873
Cost of investments in affiliates	33,535	404,898	79,333	107,401
Cost of foreign currency	718	—	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	377

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2021 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$4,726,519		$8,130,054	$6,499,457
Investments in affiliates, at value	1,109,217		437,287	323,190
Cash	—		575	138
Foreign currency, at value	—		—	13
Restricted cash for delayed delivery securities	280		—	—
Receivables:
Due from custodian	7,012		15,863	7,636
Investment securities sold	37		75,745	69,412
Investment securities sold — delayed delivery securities	210,931		22,418	155,862
Fund shares sold	9,492		18,820	32,674
Interest from non-affiliates	12,652		25,045	32,951
Dividends from affiliates	81		10	1
Tax reclaims	—		—	4

Total Assets	6,076,221		8,725,817	7,121,338

LIABILITIES:
Payables:
Investment securities purchased	34,250		204,097	168,777
Investment securities purchased — delayed delivery securities	920,256		44,679	253,139
Fund shares redeemed	14,179		10,792	8,746
Variation margin on futures contracts	—		4,406	3,982
Variation margin on centrally cleared swaps (net upfront payments of $0, $0 and $3,131, respectively)	—		—	443
Accrued liabilities:
Investment advisory fees	664		1,117	1,076
Administration fees	150		309	286
Distribution fees	50		132	92
Service fees	279		141	114
Custodian and accounting fees	59		71	57
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1	—	(a)
Other	100		200	100

Total Liabilities	969,987		265,945	436,812

Net Assets	$5,106,234		$8,459,872	$6,684,526

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

378	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
NET ASSETS:
Paid-in-Capital	$5,021,284	$8,381,609	$6,603,310
Total distributable earnings (loss)	84,950	78,263	81,216

Total Net Assets	$5,106,234	$8,459,872	$6,684,526

Net Assets:
Class A	$194,516	$599,105	$364,872
Class C	22,617	34,138	42,071
Class I	2,290,016	2,472,206	2,286,573
Class R6	2,599,085	5,354,423	3,991,010

Total	$5,106,234	$8,459,872	$6,684,526

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	16,451	53,735	37,029
Class C	1,973	3,040	4,280
Class I	199,208	221,454	232,057
Class R6	226,145	479,620	405,050

Net Asset Value (a):
Class A — Redemption price per share	$11.82	$11.15	$9.85
Class C — Offering price per share (b)	11.46	11.23	9.83
Class I — Offering and redemption price per share	11.50	11.16	9.85
Class R6 — Offering and redemption price per share	11.49	11.16	9.85
Class A maximum sales charge	3.75%	2.25%	2.25%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$12.28	$11.41	$10.08

Cost of investments in non-affiliates	$4,643,250	$8,069,326	$6,439,541
Cost of investments in affiliates	1,109,252	437,287	323,168
Cost of foreign currency	—	—	12

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	379

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2021

(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$937,098		$459,870	$32,285		$62,550
Interest income from affiliates	—		—	—	(a)	—	(a)
Dividend income from non-affiliates	—	(a)	17	95		—
Dividend income from affiliates	4,666		2,833	36		260
Income from securities lending (net) (See Note 2.F.)	55		78	—	(a)	—
Foreign taxes withheld (net)	—		(20)	—		—

Total investment income	941,819		462,778	32,416		62,810

EXPENSES:
Investment advisory fees	94,989		44,422	3,746		8,725
Administration fees	14,686		9,905	511		2,337
Distribution fees:
Class A	5,823		4,168	53		1,277
Class C	3,194		1,346	84		400
Class R2	417		235	—		179
Class R3	52		28	—		73
Service fees:
Class A	5,823		4,168	53		1,277
Class C	1,065		449	28		133
Class I	27,884		8,312	696		4,341
Class L (b)	—		77	—		—
Class R2	209		118	—		89
Class R3	52		28	—		73
Class R4	15		11	—		45
Class R5	300		18	—		—
Custodian and accounting fees	1,364		625	135		149
Interest expense to affiliates	16		18	—	(a)	—	(a)
Professional fees	391		246	110		91
Trustees’ and Chief Compliance Officer’s fees	131		71	27		34
Printing and mailing costs	1,962		1,006	10		229
Registration and filing fees	986		479	18		269
Transfer agency fees (See Note 2.K.)	421		230	9		100
Other	543		269	17		58

Total expenses	160,323		76,229	5,497		19,879

Less fees waived	(15,699)		(9,958)	(595)		(4,054)
Less expense reimbursements	—		—	—		(13)

Net expenses	144,624		66,271	4,902		15,812

Net investment income (loss)	$797,195		$396,507	$27,514		$46,998

(a)	Amount rounds to less than one thousand.
(b)	On June 2, 2020, JPMorgan Core Plus Bond Fund’s Class L Shares were converted into Class I Shares. Additionally, as of June 2, 2020, the Class L Shares are no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

380	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$595,248	$207,756 (a)	$(71,346)	$4,156
Investments in affiliates	(665)	2	—	—
Options purchased	—	(1,173)	—	—
Futures contracts	—	35,930	—	—
Foreign currency transactions	—	(52)	— (b)	—
Forward foreign currency exchange contracts	—	1	—	—
Swaps	—	10,853	—	—

Net realized gain (loss)	594,583	253,317	(71,346)	4,156

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(751,378)	(326,832)	46,721	(38,480)
Investments in affiliates	207	(86)	—	—
Futures contracts	—	(3,738)	—	—
Foreign currency translations	—	(20)	5	—
Forward foreign currency exchange contracts	—	(2,481)	—	—
Swaps	—	415	—	—
Unfunded commitments	—	—	4	—

Change in net unrealized appreciation/depreciation	(751,171)	(332,742)	46,730	(38,480)

Net realized/unrealized gains (losses)	(156,588)	(79,425)	(24,616)	(34,324)

Change in net assets resulting from operations	$640,607	$317,082	$2,898	$12,674

(a)	Net of foreign capital gains tax of $3.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	381

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2021 (continued)

(Amounts in thousands)

	JPMorgan High Yield Fund		JPMorgan Income Fund	JPMorgan Inflation Managed Bond Fund	JPMorgan Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$441,140		$317,933	$29,356	$23,365
Interest income from affiliates	—	(a)	—	4	—
Dividend income from non-affiliates	2,002		5,486	— (a)	— (a)
Dividend income from affiliates	344		534	118	338
Income from securities lending (net) (See Note 2.F.)	238		59	2	— (a)

Total investment income	443,724		324,012	29,480	23,703

EXPENSES:
Investment advisory fees	41,442		19,808	3,620	2,643
Administration fees	6,216		4,952	970	991
Distribution fees:
Class A	956		1,580	55	496
Class C	523		6,631	22	166
Class R2	25		—	—	—
Class R3	1		—	—	—
Service fees:
Class A	956		1,580	55	496
Class C	174		2,210	7	55
Class I	3,983		9,928	443	870
Class R2	13		—	—	—
Class R3	1		—	—	—
Class R4	—	(a)	—	—	—
Class R5	18		—	13	—
Custodian and accounting fees	285		513	113	117
Interest expense to affiliates	33		27	8	1
Professional fees	170		195	94	80
Trustees’ and Chief Compliance Officer’s fees	49		45	29	29
Printing and mailing costs	560		486	15	65
Registration and filing fees	271		1,010	82	25
Transfer agency fees (See Note 2.K.)	187		112	15	31
Other	135		130	27	33

Total expenses	55,998		49,207	5,568	6,098

Less fees waived	(3,588)		(14,239)	(621)	(1,194)
Less expense reimbursements	—	(a)	(85)	(6)	—

Net expenses	52,410		34,883	4,941	4,904

Net investment income (loss)	391,314		289,129	24,539	18,799

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(153,281)		(119,826)	6,236	595
Investments in affiliates	—		260	15	(2)
Options purchased	—		(4,510)	—	—
Futures contracts	—		66,501	5,692	—
Foreign currency transactions	—	(a)	— (a)	—	—
Forward foreign currency exchange contracts	—		(2,061)	—	—
Options written	—		1,407	—	—
Swaps	32,369		22,923	(2,349)	—

Net realized gain (loss)	(120,912)		(35,306)	9,594	593

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	458,139		19,124	(2,377)	(266)
Investments in affiliates	(44)		(11)	15	5
Futures contracts	—		1,481	(2,412)	—
Foreign currency translations	61		— (a)	—	—
Forward foreign currency exchange contracts	—		(2,963)	—	—
Swaps	—		(6,403)	23,027	—

Change in net unrealized appreciation/depreciation	458,156		11,228	18,253	(261)

Net realized/unrealized gains (losses)	337,244		(24,078)	27,847	332

Change in net assets resulting from operations	$728,558		$265,051	$52,386	$19,131

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

382	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund		JPMorgan Short Duration Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$92,335	$89,293		$104,346
Dividend income from non-affiliates	— (a)	—		—	(a)
Dividend income from affiliates	664	89		534
Income from securities lending (net) (See Note 2.F.)	—	—	(a)	3

Total investment income	92,999	89,382		104,883

EXPENSES:
Investment advisory fees	8,624	10,345		10,889
Administration fees	2,587	3,527		3,267
Distribution fees:
Class A	430	1,100		495
Class C	122	233		148
Service fees:
Class A	430	1,100		495
Class C	41	78		49
Class I	3,883	3,449		2,081
Custodian and accounting fees	267	293		253
Interest expense to affiliates	15	2		6
Professional fees	109	108		152
Trustees’ and Chief Compliance Officer’s fees	35	39		38
Printing and mailing costs	211	161		78
Registration and filing fees	169	469		422
Transfer agency fees (See Note 2.K.)	46	86		33
Other	62	41		65

Total expenses	17,031	21,031		18,471

Less fees waived	(5,780)	(5,663)		(3,080)

Net expenses	11,251	15,368		15,391

Net investment income (loss)	81,748	74,014		89,492

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	32,743	31,546		30,491
Investments in affiliates	(201)	—		(86)
Futures contracts	—	12,273		8,516
Foreign currency transactions	—	—		—	(a)
Swaps	—	—		1,370

Net realized gain (loss)	32,542	43,819		40,291

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(32,138)	3,686		5,709
Investments in affiliates	(75)	—		2
Futures contracts	—	7,453		4,630
Foreign currency translations	—	—		1
Swaps	—	—		2,063

Change in net unrealized appreciation/depreciation	(32,213)	11,139		12,405

Net realized/unrealized gains (losses)	329	54,958		52,696

Change in net assets resulting from operations	$82,077	$128,972		$142,188

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	383

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$797,195	$876,461	$396,507	$469,585
Net realized gain (loss)	594,583	310,996	253,317	122,830
Change in net unrealized appreciation/depreciation	(751,171)	2,336,012	(332,742)	953,870

Change in net assets resulting from operations	640,607	3,523,469	317,082	1,546,285

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(87,328)	(62,556)	(66,627)	(43,600)
Class C	(12,027)	(11,014)	(5,684)	(4,226)
Class I	(453,349)	(271,840)	(147,823)	(75,905)
Class L (a)	—	—	(2,199)	(10,655)
Class R2	(2,758)	(2,311)	(1,673)	(722)
Class R3	(777)	(353)	(443)	(203)
Class R4	(310)	(180)	(192)	(116)
Class R5	(11,582)	(9,144)	(773)	(542)
Class R6	(794,833)	(666,319)	(415,219)	(339,224)

Total distributions to shareholders	(1,362,964)	(1,023,717)	(640,633)	(475,193)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,475,810	1,914,260	484,623	578,204

NET ASSETS:
Change in net assets	753,453	4,414,012	161,072	1,649,296
Beginning of period	33,965,334	29,551,322	15,671,054	14,021,758

End of period	$34,718,787	$33,965,334	$15,832,126	$15,671,054

(a)	On June 2, 2020, JPMorgan Core Plus Bond Fund’s Class L Shares were converted into Class I Shares. Additionally, as of June 2, 2020, the Class L Shares are no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

384	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,514	$74,631	$46,998	$47,041
Net realized gain (loss)	(71,346)	(32,933)	4,156	512
Change in net unrealized appreciation/depreciation	46,730	(11,109)	(38,480)	156,975

Change in net assets resulting from operations	2,898	30,589	12,674	204,528

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(774)	(2,535)	(7,178)	(8,417)
Class C	(364)	(860)	(435)	(520)
Class I	(10,845)	(31,627)	(29,107)	(25,639)
Class R2	—	—	(381)	(689)
Class R3	—	—	(386)	(385)
Class R4	—	—	(299)	(133)
Class R6	(15,257)	(38,411)	(13,339)	(11,418)

Total distributions to shareholders	(27,240)	(73,433)	(51,125)	(47,201)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(386,230)	(1,172,691)	794,622	522,884

NET ASSETS:
Change in net assets	(410,572)	(1,215,535)	756,171	680,211
Beginning of period	1,006,186	2,221,721	2,393,855	1,713,644

End of period	$595,614	$1,006,186	$3,150,026	$2,393,855

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	385

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$391,314	$467,485	$289,129	$120,354
Net realized gain (loss)	(120,912)	(17,717)	(35,306)	7,007
Change in net unrealized appreciation/depreciation	458,156	(41,764)	11,228	64,615

Change in net assets resulting from operations	728,558	408,004	265,051	191,976

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(17,630)	(30,367)	(29,880)	(23,208)
Class C	(2,826)	(5,338)	(36,649)	(16,011)
Class I	(75,961)	(160,714)	(196,671)	(62,042)
Class R2	(214)	(327)	—	—
Class R3	(22)	(19)	—	—
Class R4	(2)	(3)	—	—
Class R5	(869)	(1,795)	—	—
Class R6	(303,280)	(275,599)	(54,764)	(20,872)

Total distributions to shareholders	(400,804)	(474,162)	(317,964)	(122,133)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	646,257	(1,679,729)	3,091,141	5,452,541

NET ASSETS:
Change in net assets	974,011	(1,745,887)	3,038,228	5,522,384
Beginning of period	6,813,572	8,559,459	6,073,894	551,510

End of period	$7,787,583	$6,813,572	$9,112,122	$6,073,894

SEE NOTES TO FINANCIAL STATEMENTS.

386	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$24,539	$27,607	$18,799	$29,411
Net realized gain (loss)	9,594	(5,181)	593	225
Change in net unrealized appreciation/depreciation	18,253	48,142	(261)	20,698

Change in net assets resulting from operations	52,386	70,568	19,131	50,334

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(338)	(572)	(2,224)	(3,762)
Class C	(29)	(88)	(145)	(344)
Class I	(3,147)	(4,416)	(4,786)	(6,968)
Class R5	(248)	(375)	—	—
Class R6	(20,998)	(22,043)	(11,794)	(18,492)

Total distributions to shareholders	(24,760)	(27,494)	(18,949)	(29,566)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(15,569)	241,179	192,121	168,649

NET ASSETS:
Change in net assets	12,057	284,253	192,303	189,417
Beginning of period	1,388,382	1,104,129	1,297,105	1,107,688

End of period	$1,400,439	$1,388,382	$1,489,408	$1,297,105

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	387

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$81,748	$78,319	$74,014	$74,970
Net realized gain (loss)	32,542	13,141	43,819	11,093
Change in net unrealized appreciation/depreciation	(32,213)	110,602	11,139	65,770

Change in net assets resulting from operations	82,077	202,062	128,972	151,833

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(5,047)	(3,897)	(7,231)	(5,572)
Class C	(420)	(304)	(353)	(424)
Class I	(50,680)	(38,740)	(25,619)	(16,478)
Class R6	(59,207)	(43,965)	(54,868)	(52,709)

Total distributions to shareholders	(115,354)	(86,906)	(88,071)	(75,183)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,127,602	703,681	5,289,826	(111,701)

NET ASSETS:
Change in net assets	2,094,325	818,837	5,330,727	(35,051)
Beginning of period	3,011,909	2,193,072	3,129,145	3,164,196

End of period	$5,106,234	$3,011,909	$8,459,872	$3,129,145

SEE NOTES TO FINANCIAL STATEMENTS.

388	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Short Duration Core Plus Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$89,492	$41,043
Net realized gain (loss)	40,291	1,691
Change in net unrealized appreciation/depreciation	12,405	53,538

Change in net assets resulting from operations	142,188	96,272

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,155)	(1,895)
Class C	(316)	(113)
Class I	(19,275)	(3,630)
Class R6	(77,595)	(35,361)

Total distributions to shareholders	(101,341)	(40,999)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,821,967	3,490,718

NET ASSETS:
Change in net assets	2,862,814	3,545,991
Beginning of period	3,821,712	275,721

End of period	$6,684,526	$3,821,712

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	389

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,084,395	$985,175	$710,474	$904,706
Distributions reinvested	84,783	60,436	65,288	42,523
Cost of shares redeemed	(983,674)	(834,777)	(785,399)	(493,402)

Change in net assets resulting from Class A capital transactions	$185,504	$210,834	$(9,637)	$453,827

Class C
Proceeds from shares issued	$161,729	$126,977	$51,408	$51,455
Distributions reinvested	11,657	10,436	5,596	4,115
Cost of shares redeemed	(285,805)	(236,648)	(95,440)	(45,644)

Change in net assets resulting from Class C capital transactions	$(112,419)	$(99,235)	$(38,436)	$9,926

Class I
Proceeds from shares issued	$5,819,757	$3,894,854	$1,667,712	$1,528,588
Distributions reinvested	432,025	258,158	140,927	71,377
Cost of shares redeemed	(3,715,155)	(2,335,212)	(1,203,537)	(619,949)
Conversion from Class L Shares	—	—	295,700	—

Change in net assets resulting from Class I capital transactions	$2,536,627	$1,817,800	$900,802	$980,016

Class L (a)
Proceeds from shares issued	$—	$—	$20,877	$85,190
Distributions reinvested	—	—	2,039	10,036
Cost of shares redeemed	—	—	(56,892)	(116,822)
Conversion to Class I Shares	—	—	(295,700)	—

Change in net assets resulting from Class L capital transactions	$—	$—	$(329,676)	$(21,596)

Class R2
Proceeds from shares issued	$24,497	$21,565	$11,223	$39,918
Distributions reinvested	2,706	2,187	1,645	631
Cost of shares redeemed	(32,869)	(30,563)	(16,259)	(13,898)

Change in net assets resulting from Class R2 capital transactions	$(5,666)	$(6,811)	$(3,391)	$26,651

Class R3
Proceeds from shares issued	$13,674	$6,943	$6,612	$5,764
Distributions reinvested	526	151	422	191
Cost of shares redeemed	(6,912)	(2,250)	(6,217)	(1,820)

Change in net assets resulting from Class R3 capital transactions	$7,288	$4,844	$817	$4,135

Class R4
Proceeds from shares issued	$14,997	$2,092	$2,884	$1,213
Distributions reinvested	309	180	191	116
Cost of shares redeemed	(15,986)	(6,725)	(1,544)	(992)

Change in net assets resulting from Class R4 capital transactions	$(680)	$(4,453)	$1,531	$337

Class R5
Proceeds from shares issued	$111,875	$104,011	$7,763	$5,538
Distributions reinvested	8,196	5,872	773	542
Cost of shares redeemed	(151,045)	(68,049)	(10,181)	(3,345)

Change in net assets resulting from Class R5 capital transactions	$(30,974)	$41,834	$(1,645)	$2,735

Class R6
Proceeds from shares issued	$6,230,414	$4,404,159	$3,356,906	$3,605,167
Distributions reinvested	784,561	644,785	410,767	336,283
Cost of shares redeemed	(8,118,845)	(5,099,497)	(3,803,415)	(4,819,277)

Change in net assets resulting from Class R6 capital transactions	$(1,103,870)	$(50,553)	$(35,742)	$(877,827)

Total change in net assets resulting from capital transactions	$1,475,810	$1,914,260	$484,623	$578,204

(a)	On June 2, 2020, JPMorgan Core Plus Bond Fund’s Class L Shares were converted into Class I Shares. Additionally, as of June 2, 2020, the Class L Shares are no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

390	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	88,323	83,262	81,626	107,186
Reinvested	6,903	5,102	7,510	5,038
Redeemed	(80,112)	(70,455)	(90,704)	(58,824)

Change in Class A Shares	15,114	17,909	(1,568)	53,400

Class C
Issued	13,066	10,621	5,868	6,067
Reinvested	942	877	640	485
Redeemed	(23,038)	(19,926)	(10,888)	(5,386)

Change in Class C Shares	(9,030)	(8,428)	(4,380)	1,166

Class I
Issued	473,861	328,824	191,782	181,582
Reinvested	35,193	21,804	16,210	8,459
Redeemed	(304,141)	(197,703)	(139,382)	(73,676)
Conversion from Class L Shares	—	—	34,304	—

Change in Class I Shares	204,913	152,925	102,914	116,365

Class L (a)
Issued	—	—	2,439	10,080
Reinvested	—	—	239	1,190
Redeemed	—	—	(6,751)	(13,825)
Conversion to Class I Shares	—	—	(34,264)	—

Change in Class L Shares	—	—	(38,337)	(2,555)

Class R2
Issued	1,997	1,828	1,294	4,711
Reinvested	221	185	189	75
Redeemed	(2,691)	(2,597)	(1,873)	(1,647)

Change in Class R2 Shares	(473)	(584)	(390)	3,139

Class R3
Issued	1,113	586	765	684
Reinvested	43	13	48	23
Redeemed	(565)	(191)	(721)	(215)

Change in Class R3 Shares	591	408	92	492

Class R4
Issued	1,209	180	330	142
Reinvested	25	15	22	14
Redeemed	(1,313)	(568)	(179)	(118)

Change in Class R4 Shares	(79)	(373)	173	38

Class R5
Issued	9,134	8,795	895	654
Reinvested	668	497	89	64
Redeemed	(12,311)	(5,759)	(1,175)	(398)

Change in Class R5 Shares	(2,509)	3,533	(191)	320

Class R6
Issued	505,620	371,217	385,140	426,826
Reinvested	63,827	54,439	47,239	39,897
Redeemed	(662,148)	(430,723)	(440,472)	(571,454)

Change in Class R6 Shares	(92,701)	(5,067)	(8,093)	(104,731)

(a)	On June 2, 2020, JPMorgan Core Plus Bond Fund’s Class L Shares were converted into Class I Shares. Additionally, as of June 2, 2020, the Class L Shares are no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	391

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$8,908	$15,170	$454,699	$190,479
Distributions reinvested	774	2,534	5,331	5,280
Cost of shares redeemed	(17,396)	(104,812)	(403,222)	(164,334)

Change in net assets resulting from Class A capital transactions	$(7,714)	$(87,108)	$56,808	$31,425

Class C
Proceeds from shares issued	$542	$720	$49,724	$17,684
Distributions reinvested	358	850	415	480
Cost of shares redeemed	(7,497)	(8,880)	(40,633)	(14,052)

Change in net assets resulting from Class C capital transactions	$(6,597)	$(7,310)	$9,506	$4,112

Class I
Proceeds from shares issued	$40,035	$46,158	$1,934,205	$750,590
Distributions reinvested	10,590	31,105	25,923	21,432
Cost of shares redeemed	(167,644)	(687,928)	(1,499,009)	(470,496)

Change in net assets resulting from Class I capital transactions	$(117,019)	$(610,665)	$461,119	$301,526

Class R2
Proceeds from shares issued	$—	$—	$25,535	$14,444
Distributions reinvested	—	—	350	526
Cost of shares redeemed	—	—	(30,756)	(24,989)

Change in net assets resulting from Class R2 capital transactions	$—	$—	$(4,871)	$(10,019)

Class R3
Proceeds from shares issued	$—	$—	$24,712	$15,011
Distributions reinvested	—	—	101	78
Cost of shares redeemed	—	—	(14,670)	(7,563)

Change in net assets resulting from Class R3 capital transactions	$—	$—	$10,143	$7,526

Class R4
Proceeds from shares issued	$—	$—	$25,997	$4,855
Distributions reinvested	—	—	299	133
Cost of shares redeemed	—	—	(4,997)	(1,835)

Change in net assets resulting from Class R4 capital transactions	$—	$—	$21,299	$3,153

Class R6
Proceeds from shares issued	$83,035	$109,651	$521,003	$325,507
Distributions reinvested	15,257	38,223	10,630	9,533
Cost of shares redeemed	(353,192)	(615,482)	(291,015)	(149,879)

Change in net assets resulting from Class R6 capital transactions	$(254,900)	$(467,608)	$240,618	$185,161

Total change in net assets resulting from capital transactions	$(386,230)	$(1,172,691)	$794,622	$522,884

SEE NOTES TO FINANCIAL STATEMENTS.

392	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	1,029	1,654	40,351	17,734
Reinvested	92	278	472	492
Redeemed	(2,035)	(11,381)	(35,718)	(15,339)

Change in Class A Shares	(914)	(9,449)	5,105	2,887

Class C
Issued	63	80	4,424	1,644
Reinvested	43	93	37	45
Redeemed	(883)	(976)	(3,616)	(1,317)

Change in Class C Shares	(777)	(803)	845	372

Class I
Issued	4,641	5,026	171,711	69,846
Reinvested	1,261	3,407	2,297	1,995
Redeemed	(20,032)	(75,102)	(132,853)	(43,877)

Change in Class I Shares	(14,130)	(66,669)	41,155	27,964

Class R2
Issued	—	—	2,266	1,344
Reinvested	—	—	31	49
Redeemed	—	—	(2,730)	(2,325)

Change in Class R2 Shares	—	—	(433)	(932)

Class R3
Issued	—	—	2,186	1,393
Reinvested	—	—	9	7
Redeemed	—	—	(1,305)	(705)

Change in Class R3 Shares	—	—	890	695

Class R4
Issued	—	—	2,295	453
Reinvested	—	—	26	12
Redeemed	—	—	(444)	(172)

Change in Class R4 Shares	—	—	1,877	293

Class R6
Issued	9,752	12,001	46,187	30,254
Reinvested	1,828	4,191	942	887
Redeemed	(41,734)	(67,201)	(25,868)	(13,890)

Change in Class R6 Shares	(30,154)	(51,009)	21,261	17,251

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	393

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$245,637	$354,564	$327,857	$841,013
Distributions reinvested	17,239	29,963	29,713	23,177
Cost of shares redeemed	(353,775)	(433,224)	(510,742)	(323,187)

Change in net assets resulting from Class A capital transactions	$(90,899)	$(48,697)	$(153,172)	$541,003

Class C
Proceeds from shares issued	$11,628	$10,540	$398,013	$889,300
Distributions reinvested	2,678	4,955	36,527	15,981
Cost of shares redeemed	(53,978)	(49,920)	(362,082)	(50,164)

Change in net assets resulting from Class C capital transactions	$(39,672)	$(34,425)	$72,458	$855,117

Class I
Proceeds from shares issued	$2,128,939	$2,272,875	$3,425,278	$3,672,730
Distributions reinvested	72,366	126,196	194,664	61,770
Cost of shares redeemed	(1,558,732)	(4,461,701)	(1,977,760)	(224,227)

Change in net assets resulting from Class I capital transactions	$642,573	$(2,062,630)	$1,642,182	$3,510,273

Class R2
Proceeds from shares issued	$1,579	$1,508	$—	$—
Distributions reinvested	210	284	—	—
Cost of shares redeemed	(2,017)	(2,796)	—	—

Change in net assets resulting from Class R2 capital transactions	$(228)	$(1,004)	$—	$—

Class R3
Proceeds from shares issued	$249	$110	$—	$—
Distributions reinvested	22	19	—	—
Cost of shares redeemed	(37)	(58)	—	—

Change in net assets resulting from Class R3 capital transactions	$234	$71	$—	$—

Class R4
Proceeds from shares issued	$3	$2	$—	$—
Distributions reinvested	2	3	—	—
Cost of shares redeemed	(3)	(22)	—	—

Change in net assets resulting from Class R4 capital transactions	$2	$(17)	$—	$—

Class R5
Proceeds from shares issued	$3,831	$10,566	$—	$—
Distributions reinvested	639	1,522	—	—
Cost of shares redeemed	(19,982)	(38,657)	—	—

Change in net assets resulting from Class R5 capital transactions	$(15,512)	$(26,569)	$—	$—

Class R6
Proceeds from shares issued	$4,042,870	$2,082,161	$1,670,190	$551,609
Distributions reinvested	297,056	269,892	54,215	20,575
Cost of shares redeemed	(4,190,167)	(1,858,511)	(194,732)	(26,036)

Change in net assets resulting from Class R6 capital transactions	$149,759	$493,542	$1,529,673	$546,148

Total change in net assets resulting from capital transactions	$646,257	$(1,679,729)	$3,091,141	$5,452,541

SEE NOTES TO FINANCIAL STATEMENTS.

394	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	36,628	49,325	35,698	87,796
Reinvested	2,584	4,182	3,268	2,415
Redeemed	(53,207)	(60,552)	(56,883)	(33,837)

Change in Class A Shares	(13,995)	(7,045)	(17,917)	56,374

Class C
Issued	1,756	1,465	43,092	92,504
Reinvested	403	690	4,000	1,660
Redeemed	(8,022)	(6,948)	(40,187)	(5,222)

Change in Class C Shares	(5,863)	(4,793)	6,905	88,942

Class I
Issued	316,464	313,773	373,684	381,861
Reinvested	10,613	17,512	21,292	6,409
Redeemed	(232,093)	(620,238)	(219,151)	(23,308)

Change in Class I Shares	94,984	(288,953)	175,825	364,962

Class R2
Issued	233	210	—	—
Reinvested	31	40	—	—
Redeemed	(304)	(391)	—	—

Change in Class R2 Shares	(40)	(141)	—	—

Class R3
Issued	38	15	—	—
Reinvested	3	3	—	—
Redeemed	(6)	(8)	—	—

Change in Class R3 Shares	35	10	—	—

Class R4
Issued	— (a)	— (a)	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	— (a)	(2)	—	—

Change in Class R4 Shares	— (a)	(2)	—	—

Class R5
Issued	570	1,459	—	—
Reinvested	97	211	—	—
Redeemed	(2,974)	(5,365)	—	—

Change in Class R5 Shares	(2,307)	(3,695)	—	—

Class R6
Issued	610,314	287,792	181,520	58,150
Reinvested	43,805	37,434	5,889	2,144
Redeemed	(598,176)	(257,556)	(21,534)	(2,717)

Change in Class R6 Shares	55,943	67,670	165,875	57,577

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	395

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$12,549	$5,424	$126,700	$98,869
Distributions reinvested	329	560	2,135	3,632
Cost of shares redeemed	(15,859)	(7,100)	(96,988)	(68,758)

Change in net assets resulting from Class A capital transactions	$(2,981)	$(1,116)	$31,847	$33,743

Class C
Proceeds from shares issued	$705	$421	$10,916	$9,098
Distributions reinvested	29	88	128	309
Cost of shares redeemed	(1,849)	(2,842)	(11,109)	(9,020)

Change in net assets resulting from Class C capital transactions	$(1,115)	$(2,333)	$(65)	$387

Class I
Proceeds from shares issued	$72,664	$57,179	$194,837	$208,422
Distributions reinvested	3,012	4,128	4,396	6,369
Cost of shares redeemed	(66,444)	(92,776)	(155,363)	(158,490)

Change in net assets resulting from Class I capital transactions	$9,232	$(31,469)	$43,870	$56,301

Class R5
Proceeds from shares issued	$3,270	$3,872	$—	$—
Distributions reinvested	83	110	—	—
Cost of shares redeemed	(4,596)	(4,044)	—	—

Change in net assets resulting from Class R5 capital transactions	$(1,243)	$(62)	$—	$—

Class R6
Proceeds from shares issued	$191,627	$461,788	$215,505	$122,724
Distributions reinvested	20,997	22,040	11,641	18,284
Cost of shares redeemed	(232,086)	(207,669)	(110,677)	(62,790)

Change in net assets resulting from Class R6 capital transactions	$(19,462)	$276,159	$116,469	$78,218

Total change in net assets resulting from capital transactions	$(15,569)	$241,179	$192,121	$168,649

SEE NOTES TO FINANCIAL STATEMENTS.

396	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	1,184	529	12,502	9,798
Reinvested	32	55	212	360
Redeemed	(1,519)	(695)	(9,609)	(6,812)

Change in Class A Shares	(303)	(111)	3,105	3,346

Class C
Issued	67	42	1,093	911
Reinvested	3	9	13	31
Redeemed	(181)	(279)	(1,111)	(905)

Change in Class C Shares	(111)	(228)	(5)	37

Class I
Issued	6,923	5,589	19,278	20,647
Reinvested	289	404	436	632
Redeemed	(6,406)	(9,067)	(15,396)	(15,716)

Change in Class I Shares	806	(3,074)	4,318	5,563

Class R5
Issued	309	377	—	—
Reinvested	8	11	—	—
Redeemed	(438)	(393)	—	—

Change in Class R5 Shares	(121)	(5)	—	—

Class R6
Issued	17,965	44,497	21,188	12,146
Reinvested	2,010	2,152	1,153	1,811
Redeemed	(22,668)	(20,282)	(11,024)	(6,206)

Change in Class R6 Shares	(2,693)	26,367	11,317	7,751

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	397

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$101,847	$72,918	$594,587	$264,493
Distributions reinvested	4,963	3,855	7,125	5,441
Cost of shares redeemed	(60,455)	(39,486)	(313,772)	(267,711)

Change in net assets resulting from Class A capital transactions	$46,355	$37,287	$287,940	$2,223

Class C
Proceeds from shares issued	$16,066	$4,812	$31,830	$9,343
Distributions reinvested	392	285	351	412
Cost of shares redeemed	(6,608)	(2,795)	(21,881)	(16,476)

Change in net assets resulting from Class C capital transactions	$9,850	$2,302	$10,300	$(6,721)

Class I
Proceeds from shares issued	$1,594,484	$748,922	$2,859,863	$220,557
Distributions reinvested	46,183	33,220	25,468	16,051
Cost of shares redeemed	(788,052)	(341,688)	(1,094,202)	(318,750)

Change in net assets resulting from Class I capital transactions	$852,615	$440,454	$1,791,129	$(82,142)

Class R6
Proceeds from shares issued	$1,840,172	$354,156	$4,501,169	$640,733
Distributions reinvested	57,000	42,159	54,085	41,848
Cost of shares redeemed	(678,390)	(172,677)	(1,354,797)	(707,642)

Change in net assets resulting from Class R6 capital transactions	$1,218,782	$223,638	$3,200,457	$(25,061)

Total change in net assets resulting from capital transactions	$2,127,602	$703,681	$5,289,826	$(111,701)

SHARE TRANSACTIONS:
Class A
Issued	8,566	6,243	53,617	24,312
Reinvested	419	331	643	501
Redeemed	(5,097)	(3,381)	(28,335)	(24,691)

Change in Class A Shares	3,888	3,193	25,925	122

Class C
Issued	1,395	426	2,866	853
Reinvested	34	25	31	38
Redeemed	(575)	(248)	(1,966)	(1,506)

Change in Class C Shares	854	203	931	(615)

Class I
Issued	138,144	65,878	256,546	20,237
Reinvested	4,008	2,927	2,291	1,475
Redeemed	(68,656)	(30,254)	(98,544)	(29,307)

Change in Class I Shares	73,496	38,551	160,293	(7,595)

Class R6
Issued	159,113	31,157	403,512	58,833
Reinvested	4,948	3,719	4,874	3,847
Redeemed	(58,985)	(15,235)	(121,908)	(65,081)

Change in Class R6 Shares	105,076	19,641	286,478	(2,401)

SEE NOTES TO FINANCIAL STATEMENTS.

398	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	JPMorgan Short Duration Core Plus Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$375,794	$86,685
Distributions reinvested	4,149	1,892
Cost of shares redeemed	(112,114)	(96,547)

Change in net assets resulting from Class A capital transactions	$267,829	$(7,970)

Class C
Proceeds from shares issued	$41,337	$5,653
Distributions reinvested	312	110
Cost of shares redeemed	(7,646)	(3,169)

Change in net assets resulting from Class C capital transactions	$34,003	$2,594

Class I
Proceeds from shares issued	$2,668,864	$158,090
Distributions reinvested	19,250	3,629
Cost of shares redeemed	(595,936)	(104,424)

Change in net assets resulting from Class I capital transactions	$2,092,178	$57,295

Class R6
Proceeds from shares issued	$1,589,289	$3,497,274
Distributions reinvested	77,594	35,357
Cost of shares redeemed	(1,238,926)	(93,832)

Change in net assets resulting from Class R6 capital transactions	$427,957	$3,438,799

Total change in net assets resulting from capital transactions	$2,821,967	$3,490,718

SHARE TRANSACTIONS:
Class A
Issued	38,377	9,036
Reinvested	426	198
Redeemed	(11,555)	(10,121)

Change in Class A Shares	27,248	(887)

Class C
Issued	4,229	590
Reinvested	32	11
Redeemed	(786)	(331)

Change in Class C Shares	3,475	270

Class I
Issued	271,660	16,487
Reinvested	1,963	379
Redeemed	(60,796)	(10,931)

Change in Class I Shares	212,827	5,935

Class R6
Issued	161,552	364,050
Reinvested	8,008	3,670
Redeemed	(127,292)	(9,757)

Change in Class R6 Shares	42,268	357,963

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	399

STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDED FEBRUARY 28, 2021

(Amounts in thousands)

JPMorgan Income Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$265,051

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(6,859,840)
Proceeds from disposition of investment securities	3,953,401
Purchases of short-term investments — affiliates, net	(236,676)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(19,124)
Change in net unrealized appreciation/depreciation on investments in affiliates	11
Net realized (gain)/loss on investments in non-affiliates	119,826
Net realized (gain)/loss on investments in affiliates	(260)
Net realized (gain)/loss on options purchased	4,510
Net amortization (accretion) of income	176,184
Increase in interest receivable from non-affiliates	(16,225)
Decrease in dividends receivable from affiliates	37
Decrease in securities lending income	39
Increase in dividends receivable from non-affiliates	(29)
Decrease in variation margin receivable	6,406
Increase in unrealized appreciation on forward foreign currency exchange contracts	(3,221)
Increase in due from custodian	(2,654)
Decrease in collateral received on securities loaned	(133,880)
Increase in outstanding swap contracts, at value, net	8,846
Increase in unrealized depreciation on forward foreign currency exchange contracts	6,184
Increase in variation margin payable	8,435
Increase in investment advisory fees payable	1,012
Increase in administration fees payable	408
Increase in distribution fees payable	20
Increase in service fees payable	5
Increase in custodian and accounting fees payable	28
Increase in Trustees’ and Chief Compliance Officer’s fees	— (a)
Increase in other accrued expenses payable	306

Net cash provided (used) by operating activities	(2,721,200)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	5,805,433
Payment for shares redeemed	(3,065,722)
Proceeds from interfund lending	276,911
Payments for interfund lending	(276,911)
Cash distributions paid to shareholders (net of reinvestments of $315,119)	(2,640)

Net cash provided (used) by financing activities	2,737,071

Cash:
Net increase (decrease) in unrestricted and restricted cash, foreign currency and deposits at broker	15,871
Restricted and unrestricted cash and foreign currency at beginning of period	37,348

Restricted and unrestricted cash and foreign currency at end of period	$53,219

Supplemental disclosure of cash flow information:

For the year ended February 28, 2021 the Fund paid $27 in interest expense.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

Reconciliation of restricted and unrestricted cash and foreign currency at the end of period to the Statements of Assets and Liabilities:

	February 29, 2020	February 28, 2021
Cash	$14,355	$1,843
Restricted cash for OTC derivatives	650	12,680
Deposits at broker:
Futures contracts	9,721	26,858
Centrally cleared swaps	12,622	11,838

	$37,348	$53,219

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

400	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMorgan Mortgage-Backed Securities Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$82,077

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(4,098,975)
Proceeds from disposition of investment securities	2,893,190
Purchases of short-term investments — affiliates, net	(912,514)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	32,138
Change in net unrealized appreciation/depreciation on investments in affiliates	75
Net realized (gain)/loss on investments in non-affiliates	(32,743)
Net realized (gain)/loss on investments in affiliates	201
Net amortization (accretion) of income	21,207
Increase in interest receivable from non-affiliates	(3,214)
Decrease in dividends receivable from affiliates	164
Increase in due from custodian	(7,012)
Increase in investment advisory fees payable	270
Increase in administration fees payable	78
Increase in distribution fees payable	14
Increase in service fees payable	91
Increase in custodian and accounting fees payable	3
Increase in Trustees’ and Chief Compliance Officer’s fees	— (a)
Decrease in other accrued expenses payable	(60)

Net cash provided (used) by operating activities	(2,025,010)

Cash flows provided (used) by financing activities:
Due to custodian	(13)
Proceeds from shares issued	3,555,950
Payment for shares redeemed	(1,523,831)
Cash distributions paid to shareholders (net of reinvestments of $108,538)	(6,816)

Net cash provided (used) by financing activities	2,025,290

Cash:
Net increase (decrease) in unrestricted and restricted cash, foreign currency and deposits at broker	280
Restricted and unrestricted cash and foreign currency at beginning of period	—

Restricted and unrestricted cash and foreign currency at end of period	$280

Supplemental disclosure of cash flow information:

For the year ended February 28, 2021 the Fund paid $15 in interest expense.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

Reconciliation of restricted and unrestricted cash and foreign currency at the end of period to the Statements of Assets and Liabilities:

	February 29, 2020	February 28, 2021
Restricted cash for delayed delivery securities	$—	$280

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	401

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund
Class A
Year Ended February 28, 2021	$12.27	$0.25	$(0.04)	$0.21	$(0.25)	$(0.20)	$(0.45)
Year Ended February 29, 2020	11.33	0.29	1.00	1.29	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2019	11.33	0.29	0.01	0.30	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2018	11.55	0.28	(0.19)	0.09	(0.28)	(0.03)	(0.31)
Year Ended February 28, 2017	11.75	0.26	(0.16)	0.10	(0.26)	(0.04)	(0.30)

Class C
Year Ended February 28, 2021	12.35	0.18	(0.02)	0.16	(0.18)	(0.20)	(0.38)
Year Ended February 29, 2020	11.40	0.23	1.00	1.23	(0.22)	(0.06)	(0.28)
Year Ended February 28, 2019	11.41	0.22	— (f)	0.22	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2018	11.63	0.21	(0.19)	0.02	(0.21)	(0.03)	(0.24)
Year Ended February 28, 2017	11.82	0.19	(0.16)	0.03	(0.18)	(0.04)	(0.22)

Class I
Year Ended February 28, 2021	12.26	0.28	(0.03)	0.25	(0.28)	(0.20)	(0.48)
Year Ended February 29, 2020	11.32	0.32	1.00	1.32	(0.32)	(0.06)	(0.38)
Year Ended February 28, 2019	11.32	0.32	0.01	0.33	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2018	11.55	0.31	(0.20)	0.11	(0.31)	(0.03)	(0.34)
Year Ended February 28, 2017	11.74	0.28	(0.14)	0.14	(0.29)	(0.04)	(0.33)

Class R2
Year Ended February 28, 2021	12.25	0.21	(0.03)	0.18	(0.21)	(0.20)	(0.41)
Year Ended February 29, 2020	11.31	0.25	1.00	1.25	(0.25)	(0.06)	(0.31)
Year Ended February 28, 2019	11.32	0.25	— (f)	0.25	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2018	11.54	0.24	(0.19)	0.05	(0.24)	(0.03)	(0.27)
Year Ended February 28, 2017	11.73	0.23	(0.14)	0.09	(0.24)	(0.04)	(0.28)

Class R3
Year Ended February 28, 2021	12.23	0.24	(0.03)	0.21	(0.24)	(0.20)	(0.44)
Year Ended February 29, 2020	11.30	0.28	0.99	1.27	(0.28)	(0.06)	(0.34)
Year Ended February 28, 2019	11.30	0.28	0.01	0.29	(0.28)	(0.01)	(0.29)
Year Ended February 28, 2018	11.53	0.27	(0.20)	0.07	(0.27)	(0.03)	(0.30)
September 9, 2016 (g) through February 28, 2017	11.93	0.12	(0.35)	(0.23)	(0.13)	(0.04)	(0.17)

Class R4
Year Ended February 28, 2021	12.24	0.26	(0.02)	0.24	(0.25)	(0.20)	(0.45)
Year Ended February 29, 2020	11.30	0.31	1.00	1.31	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2019	11.31	0.31	— (f)	0.31	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2018	11.54	0.31	(0.21)	0.10	(0.30)	(0.03)	(0.33)
September 9, 2016 (g) through February 28, 2017	11.93	0.13	(0.34)	(0.21)	(0.14)	(0.04)	(0.18)

Class R5
Year Ended February 28, 2021	12.24	0.29	(0.03)	0.26	(0.29)	(0.20)	(0.49)
Year Ended February 29, 2020	11.30	0.33	1.00	1.33	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2019	11.31	0.32	— (f)	0.32	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2018	11.53	0.32	(0.19)	0.13	(0.32)	(0.03)	(0.35)
Year Ended February 28, 2017	11.72	0.30	(0.15)	0.15	(0.30)	(0.04)	(0.34)

Class R6
Year Ended February 28, 2021	12.27	0.30	(0.03)	0.27	(0.30)	(0.20)	(0.50)
Year Ended February 29, 2020	11.33	0.34	1.00	1.34	(0.34)	(0.06)	(0.40)
Year Ended February 28, 2019	11.34	0.34	— (f)	0.34	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2018	11.56	0.33	(0.19)	0.14	(0.33)	(0.03)	(0.36)
Year Ended February 28, 2017	11.75	0.31	(0.15)	0.16	(0.31)	(0.04)	(0.35)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

402	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$12.03	1.71%	$2,392,155	0.74%	2.03%	0.84%	74%
12.27	11.55	2,252,691	0.75	2.49	0.86	29
11.33	2.71	1,877,469	0.75	2.58	0.90	23
11.33	0.73	2,146,164	0.75	2.42	0.92	26
11.55	0.91	2,567,827	0.74	2.21	0.98	23

12.13	1.24	345,556	1.33	1.45	1.34	74
12.35	10.88	463,544	1.35	1.90	1.36	29
11.40	1.98	524,049	1.35	1.98	1.40	23
11.41	0.10	638,131	1.36	1.81	1.41	26
11.63	0.31	914,004	1.39	1.57	1.46	23

12.03	2.05	12,061,904	0.49	2.28	0.59	74
12.26	11.83	9,781,487	0.50	2.74	0.60	29
11.32	2.97	7,302,212	0.50	2.84	0.65	23
11.32	0.89	7,208,052	0.50	2.67	0.66	26
11.55	1.18	12,046,116	0.55	2.42	0.71	23

12.02	1.44	80,889	1.09	1.69	1.10	74
12.25	11.18	88,227	1.10	2.14	1.11	29
11.31	2.27	88,087	1.10	2.23	1.16	23
11.32	0.41	102,320	1.06	2.11	1.20	26
11.54	0.75	112,325	0.99	1.97	1.36	23

12.00	1.70	22,605	0.83	1.92	0.85	74
12.23	11.38	15,807	0.85	2.38	0.86	29
11.30	2.63	10,001	0.85	2.50	0.90	23
11.30	0.57	3,443	0.85	2.32	0.94	26
11.53	(1.89)	439	0.86	2.15	0.93	23

12.03	1.96	427	0.57	2.13	0.59	74
12.24	11.72	1,403	0.60	2.66	0.61	29
11.30	2.78	5,521	0.60	2.74	0.65	23
11.31	0.81	5,637	0.59	2.71	0.72	26
11.54	(1.73)	20	0.64	2.35	0.70	23

12.01	2.11	279,096	0.43	2.35	0.44	74
12.24	11.91	315,213	0.44	2.79	0.45	29
11.30	2.94	251,174	0.45	2.88	0.50	23
11.31	1.03	390,635	0.45	2.72	0.51	26
11.53	1.30	437,365	0.44	2.52	0.53	23

12.04	2.21	19,536,155	0.33	2.44	0.34	74
12.27	11.99	21,046,962	0.34	2.90	0.35	29
11.33	3.03	19,492,809	0.35	2.99	0.40	23
11.34	1.13	18,010,360	0.35	2.83	0.40	26
11.56	1.40	11,462,704	0.34	2.61	0.40	23

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	403

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund
Class A
Year Ended February 28, 2021	$8.71	$0.21	$(0.01)	$0.20	$(0.21)	$(0.14)	$(0.35)
Year Ended February 29, 2020	8.10	0.24	0.62	0.86	(0.25)	—	(0.25)
Year Ended February 28, 2019	8.09	0.23	0.01	0.24	(0.23)	—	(0.23)
Year Ended February 28, 2018	8.22	0.22	(0.14)	0.08	(0.21)	—	(0.21)
Year Ended February 28, 2017	8.15	0.20	0.07	0.27	(0.20)	—	(0.20)

Class C
Year Ended February 28, 2021	8.77	0.15	(0.01)	0.14	(0.15)	(0.14)	(0.29)
Year Ended February 29, 2020	8.15	0.19	0.62	0.81	(0.19)	—	(0.19)
Year Ended February 28, 2019	8.14	0.18	— (f)	0.18	(0.17)	—	(0.17)
Year Ended February 28, 2018	8.26	0.17	(0.13)	0.04	(0.16)	—	(0.16)
Year Ended February 28, 2017	8.19	0.15	0.07	0.22	(0.15)	—	(0.15)

Class I
Year Ended February 28, 2021	8.71	0.23	(0.01)	0.22	(0.23)	(0.14)	(0.37)
Year Ended February 29, 2020	8.10	0.27	0.61	0.88	(0.27)	—	(0.27)
Year Ended February 28, 2019	8.09	0.26	— (f)	0.26	(0.25)	—	(0.25)
Year Ended February 28, 2018	8.22	0.24	(0.13)	0.11	(0.24)	—	(0.24)
Year Ended February 28, 2017	8.14	0.23	0.07	0.30	(0.22)	—	(0.22)

Class R2
Year Ended February 28, 2021	8.71	0.17	(0.01)	0.16	(0.17)	(0.14)	(0.31)
Year Ended February 29, 2020	8.10	0.21	0.61	0.82	(0.21)	—	(0.21)
Year Ended February 28, 2019	8.09	0.20	0.01	0.21	(0.20)	—	(0.20)
Year Ended February 28, 2018	8.21	0.19	(0.13)	0.06	(0.18)	—	(0.18)
Year Ended February 28, 2017	8.14	0.17	0.07	0.24	(0.17)	—	(0.17)

Class R3
Year Ended February 28, 2021	8.70	0.19	— (f)	0.19	(0.20)	(0.14)	(0.34)
Year Ended February 29, 2020	8.09	0.23	0.62	0.85	(0.24)	—	(0.24)
Year Ended February 28, 2019	8.08	0.22	0.01	0.23	(0.22)	—	(0.22)
Year Ended February 28, 2018	8.21	0.20	(0.12)	0.08	(0.21)	—	(0.21)
September 9, 2016 (g) through February 28, 2017	8.39	0.09	(0.18)	(0.09)	(0.09)	—	(0.09)

Class R4
Year Ended February 28, 2021	8.70	0.22	(0.01)	0.21	(0.22)	(0.14)	(0.36)
Year Ended February 29, 2020	8.09	0.25	0.62	0.87	(0.26)	—	(0.26)
Year Ended February 28, 2019	8.09	0.24	— (f)	0.24	(0.24)	—	(0.24)
Year Ended February 28, 2018	8.21	0.23	(0.13)	0.10	(0.22)	—	(0.22)
September 9, 2016 (g) through February 28, 2017	8.39	0.10	(0.18)	(0.08)	(0.10)	—	(0.10)

Class R5
Year Ended February 28, 2021	8.71	0.23	(0.01)	0.22	(0.23)	(0.14)	(0.37)
Year Ended February 29, 2020	8.10	0.27	0.61	0.88	(0.27)	—	(0.27)
Year Ended February 28, 2019	8.09	0.26	— (f)	0.26	(0.25)	—	(0.25)
Year Ended February 28, 2018	8.22	0.24	(0.14)	0.10	(0.23)	—	(0.23)
September 9, 2016 (g) through February 28, 2017	8.39	0.10	(0.16)	(0.06)	(0.11)	—	(0.11)

Class R6
Year Ended February 28, 2021	8.72	0.24	(0.01)	0.23	(0.24)	(0.14)	(0.38)
Year Ended February 29, 2020	8.10	0.27	0.63	0.90	(0.28)	—	(0.28)
Year Ended February 28, 2019	8.10	0.26	— (f)	0.26	(0.26)	—	(0.26)
Year Ended February 28, 2018	8.22	0.25	(0.13)	0.12	(0.24)	—	(0.24)
Year Ended February 28, 2017	8.15	0.23	0.07	0.30	(0.23)	—	(0.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

404	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.56	2.29%	$1,774,114	0.74%	2.39%	0.89%	69%
8.71	10.74	1,818,636	0.74	2.89	0.90	36
8.10	3.00	1,258,207	0.74	2.88	0.91	51
8.09	0.98	1,016,261	0.74	2.65	0.92	42
8.22	3.34	1,074,610	0.74	2.44	1.03	59

8.62	1.62	156,679	1.38	1.75	1.39	69
8.77	10.08	197,747	1.39	2.25	1.40	36
8.15	2.31	174,310	1.39	2.22	1.41	51
8.14	0.43	208,888	1.39	2.00	1.41	42
8.26	2.64	276,380	1.39	1.80	1.48	59

8.56	2.60	3,743,946	0.45	2.66	0.63	69
8.71	11.06	2,912,783	0.45	3.18	0.65	36
8.10	3.30	1,765,753	0.45	3.19	0.66	51
8.09	1.27	1,179,405	0.45	2.94	0.67	42
8.22	3.74	1,190,948	0.45	2.75	0.74	59

8.56	1.90	45,130	1.13	2.00	1.14	69
8.71	10.29	49,308	1.14	2.47	1.20	36
8.10	2.59	20,410	1.14	2.48	1.19	51
8.09	0.69	22,556	1.14	2.25	1.21	42
8.21	2.91	34,380	1.14	2.05	1.41	59

8.55	2.15	10,247	0.88	2.23	0.89	69
8.70	10.59	9,629	0.90	2.73	0.91	36
8.09	2.85	4,976	0.89	2.70	0.91	51
8.08	0.91	7,688	0.89	2.48	0.93	42
8.21	(1.07)	20	0.93	2.22	0.95	59

8.55	2.41	5,470	0.63	2.48	0.64	69
8.70	10.86	4,057	0.64	3.00	0.65	36
8.09	2.99	3,461	0.64	3.05	0.66	51
8.09	1.21	773	0.64	2.76	0.87	42
8.21	(0.95)	20	0.68	2.46	0.70	59

8.56	2.56	17,667	0.47	2.65	0.49	69
8.71	11.02	19,644	0.49	3.16	0.50	36
8.10	3.27	15,665	0.48	3.22	0.51	51
8.09	1.23	1,810	0.49	2.90	0.57	42
8.22	(0.75)	20	0.49	2.65	0.51	59

8.57	2.67	10,078,873	0.37	2.75	0.39	69
8.72	11.25	10,324,832	0.39	3.26	0.39	36
8.10	3.23	10,447,374	0.39	3.24	0.41	51
8.10	1.46	9,043,535	0.39	2.99	0.41	42
8.22	3.68	4,548,970	0.39	2.79	0.42	59

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	405

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
	Investment operations		Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Floating Rate Income Fund
Class A
Year Ended February 28, 2021	$8.93	$0.32	$(0.01)	$0.31	$(0.31)
Year Ended February 29, 2020	9.23	0.46	(0.32)	0.14	(0.44)
September 1, 2018 through February 28, 2019 (f)	9.37	0.21	(0.13)	0.08	(0.22)
Year Ended August 31, 2018	9.41	0.36	(0.05)	0.31	(0.35)
Year Ended August 31, 2017	9.36	0.35	0.05	0.40	(0.35)
Year Ended August 31, 2016	9.56	0.40	(0.20)	0.20	(0.40)

Class C
Year Ended February 28, 2021	8.90	0.28	(0.01)	0.27	(0.27)
Year Ended February 29, 2020	9.20	0.40	(0.31)	0.09	(0.39)
September 1, 2018 through February 28, 2019 (f)	9.34	0.19	(0.13)	0.06	(0.20)
Year Ended August 31, 2018	9.38	0.31	(0.05)	0.26	(0.30)
Year Ended August 31, 2017	9.34	0.31	0.04	0.35	(0.31)
Year Ended August 31, 2016	9.54	0.35	(0.19)	0.16	(0.36)

Class I
Year Ended February 28, 2021	8.93	0.34	(0.01)	0.33	(0.33)
Year Ended February 29, 2020	9.23	0.47	(0.31)	0.16	(0.46)
September 1, 2018 through February 28, 2019 (f)	9.37	0.22	(0.13)	0.09	(0.23)
Year Ended August 31, 2018	9.41	0.39	(0.05)	0.34	(0.38)
Year Ended August 31, 2017	9.37	0.37	0.05	0.42	(0.38)
Year Ended August 31, 2016	9.57	0.42	(0.19)	0.23	(0.43)

Class R6
Year Ended February 28, 2021	8.93	0.35	(0.01)	0.34	(0.34)
Year Ended February 29, 2020	9.24	0.48	(0.32)	0.16	(0.47)
September 1, 2018 through February 28, 2019 (f)	9.37	0.23	(0.12)	0.11	(0.24)
Year Ended August 31, 2018	9.41	0.40	(0.06)	0.34	(0.38)
Year Ended August 31, 2017	9.37	0.39	0.04	0.43	(0.39)
Year Ended August 31, 2016	9.57	0.43	(0.19)	0.24	(0.44)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	The Fund changed its fiscal year end from August 31st to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

406	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.93	3.77%	$23,591	0.99%	3.69%	1.18%	36%
8.93	1.49	31,754	0.99	5.05	1.20	46
9.23	0.87	120,066	0.99	4.58	1.17	12
9.37	3.38	170,374	0.98	3.88	1.16	38
9.41	4.36	88,390	0.98	3.76	1.18	51
9.36	2.30	83,254	0.99	4.29	1.22	41

8.90	3.25	8,970	1.49	3.27	1.69	36
8.90	1.00	15,886	1.49	4.36	1.68	46
9.20	0.63	23,816	1.49	4.09	1.67	12
9.34	2.87	22,641	1.48	3.35	1.67	38
9.38	3.74	26,114	1.48	3.25	1.69	51
9.34	1.78	21,937	1.49	3.79	1.73	41

8.93	4.03	262,775	0.74	3.97	0.92	36
8.93	1.76	388,979	0.74	5.19	0.91	46
9.23	1.00	1,017,750	0.74	4.82	0.90	12
9.37	3.63	1,460,764	0.73	4.11	0.91	38
9.41	4.51	1,329,888	0.73	3.96	0.91	51
9.37	2.55	868,497	0.74	4.51	0.91	41

8.93	4.11	300,278	0.66	4.12	0.67	36
8.93	1.76	569,567	0.64	5.21	0.66	46
9.24	1.16	1,060,089	0.64	4.93	0.65	12
9.37	3.73	1,420,279	0.63	4.21	0.66	38
9.41	4.61	971,417	0.63	4.10	0.66	51
9.37	2.65	837,611	0.64	4.67	0.66	41

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	407

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Government Bond Fund
Class A
Year Ended February 28, 2021	$11.16	$0.14	$(0.09)	$0.05	$(0.14)	$(0.02)	$(0.16)
Year Ended February 29, 2020	10.32	0.23	0.84	1.07	(0.23)	—	(0.23)
Year Ended February 28, 2019	10.27	0.23	0.04	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2018	10.54	0.22	(0.26)	(0.04)	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2017	10.86	0.22	(0.28)	(0.06)	(0.22)	(0.04)	(0.26)

Class C
Year Ended February 28, 2021	11.12	0.08	(0.09)	(0.01)	(0.08)	(0.02)	(0.10)
Year Ended February 29, 2020	10.29	0.16	0.83	0.99	(0.16)	—	(0.16)
Year Ended February 28, 2019	10.24	0.17	0.04	0.21	(0.16)	—	(0.16)
Year Ended February 28, 2018	10.50	0.15	(0.25)	(0.10)	(0.15)	(0.01)	(0.16)
Year Ended February 28, 2017	10.83	0.15	(0.29)	(0.14)	(0.15)	(0.04)	(0.19)

Class I
Year Ended February 28, 2021	11.15	0.17	(0.09)	0.08	(0.17)	(0.02)	(0.19)
Year Ended February 29, 2020	10.32	0.25	0.83	1.08	(0.25)	—	(0.25)
Year Ended February 28, 2019	10.26	0.25	0.06	0.31	(0.25)	—	(0.25)
Year Ended February 28, 2018	10.53	0.25	(0.26)	(0.01)	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2017	10.86	0.25	(0.29)	(0.04)	(0.25)	(0.04)	(0.29)

Class R2
Year Ended February 28, 2021	11.15	0.11	(0.10)	0.01	(0.10)	(0.02)	(0.12)
Year Ended February 29, 2020	10.31	0.19	0.84	1.03	(0.19)	—	(0.19)
Year Ended February 28, 2019	10.26	0.19	0.05	0.24	(0.19)	—	(0.19)
Year Ended February 28, 2018	10.53	0.19	(0.26)	(0.07)	(0.19)	(0.01)	(0.20)
Year Ended February 28, 2017	10.85	0.20	(0.28)	(0.08)	(0.20)	(0.04)	(0.24)

Class R3
Year Ended February 28, 2021	11.15	0.13	(0.09)	0.04	(0.13)	(0.02)	(0.15)
Year Ended February 29, 2020	10.32	0.21	0.84	1.05	(0.22)	—	(0.22)
Year Ended February 28, 2019	10.27	0.22	0.05	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2018	10.53	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
September 9, 2016 (f) through February 28, 2017	10.90	0.09	(0.32)	(0.23)	(0.10)	(0.04)	(0.14)

Class R4
Year Ended February 28, 2021	11.15	0.16	(0.10)	0.06	(0.16)	(0.02)	(0.18)
Year Ended February 29, 2020	10.31	0.24	0.84	1.08	(0.24)	—	(0.24)
Year Ended February 28, 2019	10.26	0.24	0.05	0.29	(0.24)	—	(0.24)
Year Ended February 28, 2018	10.53	0.24	(0.26)	(0.02)	(0.24)	(0.01)	(0.25)
September 9, 2016 (f) through February 28, 2017	10.90	0.10	(0.32)	(0.22)	(0.11)	(0.04)	(0.15)

Class R6
Year Ended February 28, 2021	11.15	0.19	(0.09)	0.10	(0.19)	(0.02)	(0.21)
Year Ended February 29, 2020	10.31	0.27	0.84	1.11	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.26	0.27	0.05	0.32	(0.27)	—	(0.27)
Year Ended February 28, 2018	10.53	0.26	(0.26)	— (g)	(0.26)	(0.01)	(0.27)
August 1, 2016 (f) through February 28, 2017	10.97	0.14	(0.40)	(0.26)	(0.14)	(0.04)	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

408	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.05	0.41%	$493,321	0.74%	1.28%	0.89%	55%
11.16	10.43	441,395	0.74	2.11	0.91	12
10.32	2.71	378,477	0.74	2.22	0.93	10
10.27	(0.43)	432,065	0.74	2.08	0.94	15
10.54	(0.57)	527,069	0.74	2.07	1.13	15

11.01	(0.18)	49,005	1.34	0.67	1.39	55
11.12	9.69	40,117	1.36	1.49	1.41	12
10.29	2.09	33,288	1.35	1.62	1.42	10
10.24	(0.96)	42,602	1.36	1.46	1.43	15
10.50	(1.36)	67,251	1.43	1.38	1.49	15

11.04	0.68	1,718,670	0.47	1.54	0.63	55
11.15	10.63	1,277,275	0.47	2.37	0.65	12
10.32	3.09	892,985	0.47	2.49	0.67	10
10.26	(0.16)	581,435	0.47	2.35	0.69	15
10.53	(0.38)	640,915	0.47	2.34	0.83	15

11.04	0.06	29,763	1.08	0.93	1.15	55
11.15	10.05	34,898	1.09	1.77	1.18	12
10.31	2.36	41,890	1.09	1.87	1.19	10
10.26	(0.74)	50,768	1.06	1.76	1.23	15
10.53	(0.82)	57,838	0.99	1.82	1.42	15

11.04	0.32	33,440	0.84	1.18	0.88	55
11.15	10.23	23,849	0.84	1.99	0.90	12
10.32	2.62	14,896	0.84	2.11	0.92	10
10.27	(0.40)	3,696	0.84	1.99	0.95	15
10.53	(2.18)	499	0.83	1.89	0.93	15

11.03	0.48	28,607	0.59	1.41	0.63	55
11.15	10.61	7,982	0.59	2.24	0.65	12
10.31	2.88	4,367	0.59	2.37	0.67	10
10.26	(0.27)	757	0.59	2.25	1.01	15
10.53	(2.09)	33	0.64	2.01	0.72	15

11.04	0.81	797,220	0.34	1.67	0.38	55
11.15	10.89	568,339	0.34	2.49	0.40	12
10.31	3.12	347,741	0.34	2.62	0.42	10
10.26	(0.03)	203,083	0.34	2.49	0.42	15
10.53	(2.37)	66,335	0.34	2.33	0.43	15

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	409

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Total return (excludes sales charge) (c)(d)
JPMorgan High Yield Fund
Class A
Year Ended February 28, 2021	$7.07	$0.30	$0.06	$0.36	$(0.31)	$7.12	5.51%
Year Ended February 29, 2020	7.13	0.38	(0.05)	0.33	(0.39)	7.07	4.70
Year Ended February 28, 2019	7.28	0.39	(0.14)	0.25	(0.40)	7.13	3.62
Year Ended February 28, 2018	7.44	0.39	(0.15)	0.24	(0.40)	7.28	3.30
Year Ended February 28, 2017	6.65	0.39	0.79	1.18	(0.39)	7.44	18.04

Class C
Year Ended February 28, 2021	7.09	0.27	0.06	0.33	(0.28)	7.14	4.95
Year Ended February 29, 2020	7.14	0.35	(0.05)	0.30	(0.35)	7.09	4.30
Year Ended February 28, 2019	7.30	0.36	(0.16)	0.20	(0.36)	7.14	2.95
Year Ended February 28, 2018	7.45	0.35	(0.14)	0.21	(0.36)	7.30	2.92
Year Ended February 28, 2017	6.66	0.35	0.79	1.14	(0.35)	7.45	17.38

Class I
Year Ended February 28, 2021	7.12	0.32	0.06	0.38	(0.33)	7.17	5.74
Year Ended February 29, 2020	7.17	0.40	(0.04)	0.36	(0.41)	7.12	5.07
Year Ended February 28, 2019	7.32	0.41	(0.14)	0.27	(0.42)	7.17	3.86
Year Ended February 28, 2018	7.48	0.41	(0.15)	0.26	(0.42)	7.32	3.54
Year Ended February 28, 2017	6.68	0.40	0.80	1.20	(0.40)	7.48	18.40

Class R2
Year Ended February 28, 2021	7.06	0.28	0.06	0.34	(0.29)	7.11	5.15
Year Ended February 29, 2020	7.12	0.36	(0.06)	0.30	(0.36)	7.06	4.33
Year Ended February 28, 2019	7.27	0.37	(0.14)	0.23	(0.38)	7.12	3.27
Year Ended February 28, 2018	7.43	0.37	(0.15)	0.22	(0.38)	7.27	2.97
Year Ended February 28, 2017	6.64	0.36	0.80	1.16	(0.37)	7.43	17.74

Class R3
Year Ended February 28, 2021	7.12	0.29	0.07	0.36	(0.31)	7.17	5.38
Year Ended February 29, 2020	7.17	0.38	(0.05)	0.33	(0.38)	7.12	4.71
Year Ended February 28, 2019	7.32	0.39	(0.15)	0.24	(0.39)	7.17	3.51
August 21, 2017 (f) through February 28, 2018	7.45	0.20	(0.10)	0.10	(0.23)	7.32	1.34

Class R4
Year Ended February 28, 2021	7.12	0.31	0.06	0.37	(0.32)	7.17	5.64
Year Ended February 29, 2020	7.17	0.39	(0.04)	0.35	(0.40)	7.12	4.97
Year Ended February 28, 2019	7.32	0.41	(0.15)	0.26	(0.41)	7.17	3.77
August 21, 2017 (f) through February 28, 2018	7.45	0.21	(0.10)	0.11	(0.24)	7.32	1.49

Class R5
Year Ended February 28, 2021	7.13	0.33	0.06	0.39	(0.33)	7.19	5.92
Year Ended February 29, 2020	7.18	0.41	(0.05)	0.36	(0.41)	7.13	5.11
Year Ended February 28, 2019	7.33	0.42	(0.15)	0.27	(0.42)	7.18	3.91
Year Ended February 28, 2018	7.49	0.42	(0.16)	0.26	(0.42)	7.33	3.59
Year Ended February 28, 2017	6.69	0.41	0.80	1.21	(0.41)	7.49	18.40

Class R6
Year Ended February 28, 2021	7.12	0.33	0.06	0.39	(0.34)	7.17	5.90
Year Ended February 29, 2020	7.17	0.41	(0.04)	0.37	(0.42)	7.12	5.23
Year Ended February 28, 2019	7.32	0.43	(0.15)	0.28	(0.43)	7.17	4.02
Year Ended February 28, 2018	7.48	0.42	(0.15)	0.27	(0.43)	7.32	3.70
Year Ended February 28, 2017	6.68	0.41	0.80	1.21	(0.41)	7.48	18.49

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

410	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
	Ratios to average net assets (a)
Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$400,076	0.98%	4.46%	1.11%	52%
496,262	0.99	5.31	1.16	60
550,227	0.99	5.52	1.22	47
632,060	0.99	5.27	1.23	47
977,249	0.99	5.38	1.32	52

53,033	1.48	4.01	1.60	52
94,217	1.49	4.81	1.65	60
129,121	1.49	5.01	1.72	47
158,458	1.49	4.77	1.72	47
211,878	1.52	4.84	1.81	52

2,092,183	0.73	4.59	0.84	52
1,401,211	0.74	5.57	0.92	60
3,482,173	0.74	5.77	1.00	47
3,322,653	0.74	5.52	0.99	47
6,435,665	0.77	5.58	1.10	52

5,390	1.33	4.11	1.45	52
5,636	1.34	4.95	1.50	60
6,679	1.34	5.16	1.58	47
7,794	1.33	4.94	1.59	47
8,591	1.29	5.08	1.79	52

635	1.07	4.31	1.12	52
383	1.09	5.19	1.15	60
316	1.09	5.50	1.30	47
20	1.09	5.20	1.25	47

37	0.82	4.61	2.00	52
35	0.84	5.47	1.11	60
53	0.84	5.70	1.37	47
27	0.84	5.47	1.01	47

12,338	0.68	4.87	0.71	52
28,706	0.69	5.61	0.75	60
55,422	0.69	5.80	0.82	47
72,349	0.69	5.58	0.82	47
70,096	0.72	5.64	0.86	52

5,223,891	0.57	4.76	0.59	52
4,787,122	0.59	5.70	0.64	60
4,335,468	0.59	5.92	0.71	47
4,829,597	0.59	5.68	0.71	47
5,558,568	0.65	5.71	0.73	52

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	411

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Income Fund
Class A
Year Ended February 28, 2021	$9.69	$0.40	$(0.14)	$0.26	$(0.42)	$(0.01)		$(0.43)
Year Ended February 29, 2020	9.32	0.45	0.38	0.83	(0.46)	—	(e)	(0.46)
Year Ended February 28, 2019	9.36	0.47	(0.04)	0.43	(0.47)	—		(0.47)
Year Ended February 28, 2018	9.54	0.50	(0.19)	0.31	(0.49)	—		(0.49)
Year Ended February 28, 2017	9.10	0.49	0.44	0.93	(0.49)	—		(0.49)

Class C
Year Ended February 28, 2021	9.69	0.34	(0.13)	0.21	(0.37)	(0.01)		(0.38)
Year Ended February 29, 2020	9.32	0.40	0.38	0.78	(0.41)	—	(e)	(0.41)
Year Ended February 28, 2019	9.36	0.42	(0.04)	0.38	(0.42)	—		(0.42)
Year Ended February 28, 2018	9.54	0.44	(0.19)	0.25	(0.43)	—		(0.43)
Year Ended February 28, 2017	9.10	0.45	0.43	0.88	(0.44)	—		(0.44)

Class I
Year Ended February 28, 2021	9.68	0.41	(0.13)	0.28	(0.44)	(0.01)		(0.45)
Year Ended February 29, 2020	9.31	0.48	0.37	0.85	(0.48)	—	(e)	(0.48)
Year Ended February 28, 2019	9.35	0.50	(0.05)	0.45	(0.49)	—		(0.49)
Year Ended February 28, 2018	9.53	0.53	(0.20)	0.33	(0.51)	—		(0.51)
Year Ended February 28, 2017	9.10	0.52	0.42	0.94	(0.51)	—		(0.51)

Class R6
Year Ended February 28, 2021	9.68	0.41	(0.13)	0.28	(0.44)	(0.01)		(0.45)
Year Ended February 29, 2020	9.31	0.47	0.39	0.86	(0.49)	—	(e)	(0.49)
Year Ended February 28, 2019	9.35	0.50	(0.05)	0.45	(0.49)	—		(0.49)
Year Ended February 28, 2018	9.53	0.52	(0.19)	0.33	(0.51)	—		(0.51)
Year Ended February 28, 2017	9.09	0.53	0.43	0.96	(0.52)	—		(0.52)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)

Commencing on February 28, 2019, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 28, 2019, for the year ended February 29, 2020 and for the year ended February 28, 2021, the Fund did not transact in securities sold short.

(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

412	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (excluding securities sold short) (d)	Portfolio turnover rate (including securities sold short) (d)

$9.52	2.99%	$652,967	0.65%	4.34%	0.91%	69%	—%
9.69	9.10	838,317	0.65	4.72	0.97	77	—
9.32	4.74	280,513	0.64	5.15	1.08	54	62
9.36	3.25	80,060	0.65	5.22	1.24	40	—
9.54	10.36	22,787	0.75	5.21	1.62	59	—

9.52	2.41	989,123	1.19	3.73	1.41	69	—
9.69	8.52	939,761	1.21	4.16	1.46	77	—
9.32	4.16	74,767	1.19	4.60	1.58	54	62
9.36	2.69	18,564	1.20	4.65	1.76	40	—
9.54	9.76	2,085	1.24	4.70	2.15	59	—

9.51	3.26	5,261,057	0.40	4.50	0.66	69	—
9.68	9.39	3,652,760	0.40	4.95	0.71	77	—
9.31	5.03	113,854	0.39	5.45	0.83	54	62
9.35	3.52	19,319	0.39	5.60	1.04	40	—
9.53	10.53	34,667	0.46	5.52	1.34	59	—

9.51	3.27	2,208,975	0.40	4.42	0.41	69	—
9.68	9.40	643,056	0.40	4.96	0.46	77	—
9.31	5.04	82,376	0.39	5.37	0.59	54	62
9.35	3.53	71,862	0.39	5.51	0.69	40	—
9.53	10.76	22	0.40	5.58	2.27	59	—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	413

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Inflation Managed Bond Fund
Class A
Year Ended February 28, 2021	$10.44	$0.16	$0.29	$0.45	$(0.16)
Year Ended February 29, 2020	10.04	0.24	0.39	0.63	(0.23)
Year Ended February 28, 2019	10.15	0.22	(0.11)	0.11	(0.22)
Year Ended February 28, 2018	10.34	0.20	(0.19)	0.01	(0.20)
Year Ended February 28, 2017	10.14	0.18	0.19	0.37	(0.17)

Class C
Year Ended February 28, 2021	10.39	0.10	0.28	0.38	(0.10)
Year Ended February 29, 2020	9.98	0.18	0.40	0.58	(0.17)
Year Ended February 28, 2019	10.09	0.15	(0.10)	0.05	(0.16)
Year Ended February 28, 2018	10.29	0.13	(0.19)	(0.06)	(0.14)
Year Ended February 28, 2017	10.09	0.11	0.20	0.31	(0.11)

Class I
Year Ended February 28, 2021	10.44	0.18	0.28	0.46	(0.18)
Year Ended February 29, 2020	10.04	0.26	0.39	0.65	(0.25)
Year Ended February 28, 2019	10.15	0.24	(0.11)	0.13	(0.24)
Year Ended February 28, 2018	10.34	0.22	(0.19)	0.03	(0.22)
Year Ended February 28, 2017	10.14	0.20	0.19	0.39	(0.19)

Class R5
Year Ended February 28, 2021	10.48	0.19	0.29	0.48	(0.19)
Year Ended February 29, 2020	10.08	0.26	0.40	0.66	(0.26)
Year Ended February 28, 2019	10.19	0.23	(0.10)	0.13	(0.24)
Year Ended February 28, 2018	10.39	0.21	(0.19)	0.02	(0.22)
Year Ended February 28, 2017	10.18	0.20	0.20	0.40	(0.19)

Class R6
Year Ended February 28, 2021	10.46	0.20	0.28	0.48	(0.20)
Year Ended February 29, 2020	10.05	0.27	0.41	0.68	(0.27)
Year Ended February 28, 2019	10.16	0.25	(0.11)	0.14	(0.25)
Year Ended February 28, 2018	10.36	0.22	(0.19)	0.03	(0.23)
Year Ended February 28, 2017	10.15	0.21	0.20	0.41	(0.20)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

414	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.73	4.39%	$23,005	0.74%	1.53%	0.89%	89%
10.44	6.39	25,555	0.75	2.30	0.95	146
10.04	1.13	25,681	0.75	2.16	0.98	74
10.15	0.12	22,800	0.74	1.91	0.97	68
10.34	3.63	26,932	0.75	1.76	1.21	41

10.67	3.71	2,795	1.36	0.93	1.45	89
10.39	5.83	3,871	1.39	1.74	1.47	146
9.98	0.48	6,004	1.40	1.51	1.50	74
10.09	(0.63)	5,644	1.38	1.24	1.50	68
10.29	3.05	5,807	1.39	1.08	1.58	41

10.72	4.50	188,781	0.54	1.74	0.63	89
10.44	6.57	175,319	0.58	2.52	0.70	146
10.04	1.28	199,425	0.60	2.34	0.72	74
10.15	0.26	206,975	0.58	2.12	0.72	68
10.34	3.83	558,497	0.60	1.91	0.73	41

10.77	4.68	13,537	0.44	1.83	0.49	89
10.48	6.62	14,442	0.51	2.57	0.55	146
10.08	1.33	13,938	0.55	2.33	0.57	74
10.19	0.23	5,945	0.53	2.00	0.57	68
10.39	3.95	711	0.52	1.94	0.53	41

10.74	4.70	1,172,321	0.34	1.93	0.38	89
10.46	6.84	1,169,195	0.42	2.62	0.44	146
10.05	1.41	859,081	0.47	2.46	0.47	74
10.16	0.31	1,199,612	0.45	2.14	0.47	68
10.36	4.05	855,276	0.47	2.02	0.47	41

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	415

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Limited Duration Bond Fund
Class A
Year Ended February 28, 2021	$10.17	$0.11	$0.01	$0.12	$(0.11)
Year Ended February 29, 2020	10.00	0.22	0.17	0.39	(0.22)
Year Ended February 28, 2019	9.98	0.21	0.02	0.23	(0.21)
Year Ended February 28, 2018	9.99	0.14	(0.01)	0.13	(0.14)
Year Ended February 28, 2017	9.97	0.09	0.02	0.11	(0.09)

Class C
Year Ended February 28, 2021	10.06	0.06	0.02	0.08	(0.07)
Year Ended February 29, 2020	9.89	0.17	0.17	0.34	(0.17)
Year Ended February 28, 2019	9.87	0.16	0.02	0.18	(0.16)
Year Ended February 28, 2018	9.88	0.08	(0.01)	0.07	(0.08)
Year Ended February 28, 2017	9.86	0.04	0.02	0.06	(0.04)

Class I
Year Ended February 28, 2021	10.17	0.14	0.01	0.15	(0.14)
Year Ended February 29, 2020	10.00	0.24	0.18	0.42	(0.25)
Year Ended February 28, 2019	9.98	0.24	0.02	0.26	(0.24)
Year Ended February 28, 2018	9.99	0.16	(0.01)	0.15	(0.16)
Year Ended February 28, 2017	9.96	0.11	0.04	0.15	(0.12)

Class R6
Year Ended February 28, 2021	10.19	0.16	0.01	0.17	(0.16)
Year Ended February 29, 2020	10.01	0.27	0.18	0.45	(0.27)
Year Ended February 28, 2019	9.99	0.26	0.02	0.28	(0.26)
Year Ended February 28, 2018	10.00	0.18	(0.01)	0.17	(0.18)
Year Ended February 28, 2017	9.98	0.13	0.03	0.16	(0.14)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

416	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.18	1.25%	$221,393	0.68%	1.10%	0.81%	35%
10.17	3.96	189,571	0.69	2.18	0.85	27
10.00	2.34	152,859	0.68	2.14	0.88	28
9.98	1.27	121,268	0.68	1.37	0.89	22
9.99	1.13	149,919	0.68	0.89	0.95	21

10.07	0.76	21,327	1.18	0.62	1.31	35
10.06	3.49	21,366	1.19	1.68	1.36	27
9.89	1.86	20,632	1.18	1.64	1.38	28
9.87	0.76	17,540	1.18	0.83	1.39	22
9.88	0.63	41,003	1.18	0.39	1.44	21

10.18	1.50	387,185	0.43	1.36	0.55	35
10.17	4.22	342,871	0.44	2.43	0.60	27
10.00	2.59	281,354	0.43	2.40	0.62	28
9.98	1.53	214,976	0.43	1.62	0.62	22
9.99	1.47	238,500	0.43	1.14	0.65	21

10.20	1.70	859,503	0.23	1.55	0.30	35
10.19	4.53	743,297	0.24	2.63	0.35	27
10.01	2.79	652,843	0.23	2.58	0.37	28
9.99	1.73	658,067	0.23	1.82	0.37	22
10.00	1.58	757,219	0.23	1.35	0.37	21

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	417

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mortgage-Backed Securities Fund
Class A
Year Ended February 28, 2021	$11.87	$0.25	$0.04	$0.29	$(0.24)	$(0.10)	$(0.34)
Year Ended February 29, 2020	11.31	0.33	0.59	0.92	(0.32)	(0.04)	(0.36)
Year Ended February 28, 2019	11.25	0.33	0.06	0.39	(0.33)	—	(0.33)
Year Ended February 28, 2018	11.45	0.34	(0.21)	0.13	(0.33)	—	(0.33)
Year Ended February 28, 2017	11.66	0.29	(0.21)	0.08	(0.28)	(0.01)	(0.29)

Class C
Year Ended February 28, 2021	11.52	0.18	0.04	0.22	(0.18)	(0.10)	(0.28)
Year Ended February 29, 2020	10.99	0.27	0.57	0.84	(0.27)	(0.04)	(0.31)
Year Ended February 28, 2019	10.95	0.27	0.04	0.31	(0.27)	—	(0.27)
Year Ended February 28, 2018	11.15	0.27	(0.20)	0.07	(0.27)	—	(0.27)
Year Ended February 28, 2017	11.36	0.23	(0.20)	0.03	(0.23)	(0.01)	(0.24)

Class I
Year Ended February 28, 2021	11.55	0.27	0.05	0.32	(0.27)	(0.10)	(0.37)
Year Ended February 29, 2020	11.02	0.35	0.57	0.92	(0.35)	(0.04)	(0.39)
Year Ended February 28, 2019	10.97	0.35	0.05	0.40	(0.35)	—	(0.35)
Year Ended February 28, 2018	11.18	0.36	(0.21)	0.15	(0.36)	—	(0.36)
Year Ended February 28, 2017	11.38	0.31	(0.19)	0.12	(0.31)	(0.01)	(0.32)

Class R6
Year Ended February 28, 2021	11.55	0.28	0.05	0.33	(0.29)	(0.10)	(0.39)
Year Ended February 29, 2020	11.01	0.37	0.58	0.95	(0.37)	(0.04)	(0.41)
Year Ended February 28, 2019	10.97	0.37	0.04	0.41	(0.37)	—	(0.37)
Year Ended February 28, 2018	11.17	0.37	(0.19)	0.18	(0.38)	—	(0.38)
Year Ended February 28, 2017	11.38	0.33	(0.20)	0.13	(0.33)	(0.01)	(0.34)
(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

418	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$11.82	2.48%	$194,516	0.63%	2.08%	0.85%	93%
11.87	8.25	149,102	0.64	2.88	0.90	23
11.31	3.50	105,957	0.65	2.98	0.98	22
11.25	1.12	109,033	0.65	2.95	0.98	14
11.45	0.69	142,557	0.64	2.48	1.05	27

11.46	1.98	22,617	1.13	1.56	1.35	93
11.52	7.69	12,887	1.14	2.38	1.41	23
10.99	2.91	10,062	1.15	2.47	1.48	22
10.95	0.65	11,849	1.15	2.44	1.48	14
11.15	0.22	18,062	1.14	2.00	1.54	27

11.50	2.81	2,290,016	0.38	2.31	0.60	93
11.55	8.47	1,451,956	0.39	3.13	0.64	23
11.02	3.77	960,112	0.39	3.23	0.71	22
10.97	1.33	888,646	0.40	3.19	0.72	14
11.18	1.06	1,021,648	0.39	2.74	0.76	27

11.49	2.88	2,599,085	0.23	2.45	0.35	93
11.55	8.73	1,397,964	0.24	3.28	0.39	23
11.01	3.83	1,116,941	0.24	3.37	0.46	22
10.97	1.57	955,347	0.25	3.34	0.47	14
11.17	1.13	1,182,534	0.24	2.89	0.46	27

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	419

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Bond Fund
Class A
Year Ended February 28, 2021	$11.00	$0.15	$0.18	$0.33	$(0.16)	$(0.02)	$(0.18)
Year Ended February 29, 2020	10.72	0.23	0.28	0.51	(0.23)	—	(0.23)
Year Ended February 28, 2019	10.68	0.17	0.04	0.21	(0.17)	—	(0.17)
Year Ended February 28, 2018	10.81	0.11	(0.13)	(0.02)	(0.11)	—	(0.11)
Year Ended February 28, 2017	10.83	0.07	(0.01)	0.06	(0.07)	(0.01)	(0.08)

Class C
Year Ended February 28, 2021	11.08	0.10	0.18	0.28	(0.11)	(0.02)	(0.13)
Year Ended February 29, 2020	10.80	0.18	0.28	0.46	(0.18)	—	(0.18)
Year Ended February 28, 2019	10.75	0.12	0.05	0.17	(0.12)	—	(0.12)
Year Ended February 28, 2018	10.88	0.05	(0.13)	(0.08)	(0.05)	—	(0.05)
Year Ended February 28, 2017	10.90	0.01	(0.01)	— (d)	(0.01)	(0.01)	(0.02)

Class I
Year Ended February 28, 2021	11.01	0.17	0.19	0.36	(0.19)	(0.02)	(0.21)
Year Ended February 29, 2020	10.74	0.26	0.27	0.53	(0.26)	—	(0.26)
Year Ended February 28, 2019	10.70	0.20	0.04	0.24	(0.20)	—	(0.20)
Year Ended February 28, 2018	10.83	0.14	(0.13)	0.01	(0.14)	—	(0.14)
Year Ended February 28, 2017	10.84	0.09	0.01	0.10	(0.10)	(0.01)	(0.11)

Class R6
Year Ended February 28, 2021	11.01	0.18	0.19	0.37	(0.20)	(0.02)	(0.22)
Year Ended February 29, 2020	10.74	0.27	0.27	0.54	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.69	0.22	0.05	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2018	10.83	0.16	(0.13)	0.03	(0.17)	—	(0.17)
Year Ended February 28, 2017	10.84	0.12	— (d)	0.12	(0.12)	(0.01)	(0.13)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

420	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$11.15	3.05%	$599,105	0.58%	1.34%	0.82%	63%
11.00	4.84	305,826	0.66	2.13	0.84	88
10.72	1.99	296,927	0.80	1.60	0.86	80
10.68	(0.16)	386,702	0.80	1.02	0.86	44
10.81	0.55	535,288	0.80	0.61	0.90	37

11.23	2.52	34,138	1.08	0.87	1.33	63
11.08	4.26	23,359	1.17	1.64	1.35	88
10.80	1.56	29,415	1.30	1.09	1.36	80
10.75	(0.69)	34,926	1.30	0.50	1.36	44
10.88	0.05	89,565	1.30	0.10	1.42	37

11.16	3.30	2,472,206	0.33	1.53	0.57	63
11.01	4.99	673,511	0.41	2.38	0.59	88
10.74	2.24	738,371	0.55	1.83	0.60	80
10.70	0.08	1,010,587	0.55	1.26	0.60	44
10.83	0.90	2,867,193	0.55	0.83	0.66	37

11.16	3.36	5,354,423	0.27	1.63	0.32	63
11.01	5.12	2,126,449	0.29	2.51	0.34	88
10.74	2.60	2,099,483	0.30	2.09	0.35	80
10.69	0.25	2,225,633	0.30	1.52	0.35	44
10.83	1.15	2,563,439	0.30	1.10	0.36	37

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	421

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Core Plus Fund
Class A
Year Ended February 28, 2021	$9.74	$0.17	$0.14	$0.31	$(0.18)	$(0.02)	$(0.20)
Year Ended February 29, 2020	9.41	0.24	0.31	0.55	(0.22)	—	(0.22)
Year Ended February 28, 2019	9.40	0.25	— (d)	0.25	(0.24)	—	(0.24)
Year Ended February 28, 2018	9.59	0.32	(0.19)	0.13	(0.32)	—	(0.32)
Year Ended February 28, 2017	8.87	0.42	0.72	1.14	(0.42)	—	(0.42)

Class C
Year Ended February 28, 2021	9.72	0.11	0.16	0.27	(0.14)	(0.02)	(0.16)
Year Ended February 29, 2020	9.39	0.18	0.33	0.51	(0.18)	—	(0.18)
Year Ended February 28, 2019	9.38	0.20	— (d)	0.20	(0.19)	—	(0.19)
Year Ended February 28, 2018	9.57	0.27	(0.19)	0.08	(0.27)	—	(0.27)
Year Ended February 28, 2017	8.85	0.37	0.72	1.09	(0.37)	—	(0.37)

Class I
Year Ended February 28, 2021	9.74	0.18	0.16	0.34	(0.21)	(0.02)	(0.23)
Year Ended February 29, 2020	9.40	0.25	0.34	0.59	(0.25)	—	(0.25)
Year Ended February 28, 2019	9.39	0.27	— (d)	0.27	(0.26)	—	(0.26)
Year Ended February 28, 2018	9.58	0.35	(0.19)	0.16	(0.35)	—	(0.35)
Year Ended February 28, 2017	8.86	0.44	0.72	1.16	(0.44)	—	(0.44)

Class R6
Year Ended February 28, 2021	9.73	0.21	0.14	0.35	(0.21)	(0.02)	(0.23)
Year Ended February 29, 2020	9.40	0.24	0.35	0.59	(0.26)	—	(0.26)
Year Ended February 28, 2019	9.39	0.28	(0.01)	0.27	(0.26)	—	(0.26)
Year Ended February 28, 2018	9.58	0.35	(0.18)	0.17	(0.36)	—	(0.36)
Year Ended February 28, 2017	8.86	0.45	0.73	1.18	(0.46)	—	(0.46)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

422	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$9.85	3.25%	$364,872	0.63%	1.73%	0.85%	129%
9.74	5.95	95,222	0.64	2.46	0.92	157
9.41	2.66	100,349	0.63	2.68	1.05	83
9.40	1.40	9,900	0.77	3.30	1.26	226
9.59	13.07	4,246	0.89	4.43	1.33	77

9.83	2.77	42,071	1.13	1.17	1.35	129
9.72	5.45	7,825	1.14	1.92	1.41	157
9.39	2.15	5,019	1.13	2.16	1.58	83
9.38	0.88	1,207	1.29	2.87	1.77	226
9.57	12.55	1,283	1.39	3.93	1.91	77

9.85	3.49	2,286,573	0.38	1.88	0.60	129
9.74	6.31	187,225	0.39	2.64	0.65	157
9.40	2.90	125,030	0.38	2.92	0.79	83
9.39	1.65	56,434	0.55	3.70	0.97	226
9.58	13.34	125,336	0.64	4.68	1.01	77

9.85	3.66	3,991,010	0.32	2.12	0.35	129
9.73	6.31	3,531,440	0.32	2.47	0.37	157
9.40	2.95	45,323	0.32	2.97	0.54	83
9.39	1.75	29,580	0.42	3.71	0.72	226
9.58	13.51	34,516	0.49	4.83	0.75	77

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	423

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 11 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Core Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Core Plus Bond Fund	Class A, Class C, Class I(1), Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Floating Rate Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Government Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan High Yield Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Inflation Managed Bond Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Limited Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Mortgage-Backed Securities Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Core Plus Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified

(1)	On June 2, 2020, Class L Shares were converted into Class I Shares. Additionally, as of June 2, 2020, the Class L Shares are no longer offered.

The investment objective of JPMorgan Core Bond Fund (“Core Bond Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of JPMorgan Core Plus Bond Fund (“Core Plus Bond Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of JPMorgan Floating Rate Income Fund (“Floating Rate Income Fund”) is to seek to provide current income with a secondary objective of capital appreciation.

The investment objective of JPMorgan Government Bond Fund (“Government Bond Fund”) is to seek a high level of current income with liquidity and safety of principal.

The investment objective of JPMorgan High Yield Fund (“High Yield Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of JPMorgan Income Fund (“Income Fund”) is to seek to provide income with a secondary objective of capital appreciation.

The investment objective of JPMorgan Inflation Managed Bond Fund (“Inflation Managed Bond Fund”) is to seek to maximize inflation protected total return.

The investment objective of JPMorgan Limited Duration Bond Fund (“Limited Duration Bond Fund”) is to seek a high level of current income consistent with low volatility of principal.

The investment objective of JPMorgan Mortgage-Backed Securities Fund (“Mortgage-Backed Securities Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of JPMorgan Short Duration Bond Fund (‘Short Duration Bond Fund”) is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of JPMorgan Short Duration Core Plus Fund (“Short Duration Core Plus Fund”) is to seek total return consistent with preservation of capital.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

424	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund at February 28, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	425

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$2,258,074	$1,040,691		$3,298,765
Collateralized Mortgage Obligations	—	2,513,867	744,973		3,258,840
Commercial Mortgage-Backed Securities	—	2,260,401	188,346		2,448,747
Corporate Bonds	—	10,684,018	—		10,684,018
Foreign Government Securities	—	199,430	—		199,430
Mortgage-Backed Securities	—	6,488,338	—		6,488,338
Municipal Bonds	—	153,053	—		153,053
U.S. Government Agency Securities	—	153,739	—		153,739
U.S. Treasury Obligations	—	6,617,200	—		6,617,200
Short-Term Investments
Investment Companies	2,462,073	—	—		2,462,073

Total Investments in Securities	$2,462,073	$31,328,120	$1,974,010		$35,764,203

Core Plus Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$1,482,151	$819,904		$2,302,055
Collateralized Mortgage Obligations	—	536,429	176,369		712,798
Commercial Mortgage-Backed Securities	—	1,581,751	182,974		1,764,725
Common Stocks
Aerospace & Defense	—	—	—	(a)	—	(a)
Communications Equipment	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	6		6
Energy Equipment & Services	—	—	—	(a)	—	(a)
Food & Staples Retailing	—	—	350		350
Independent Power and Renewable Electricity Producers	45	—	—		45
Internet & Direct Marketing Retail	—	—	5,563		5,563
Media	2,644	—	—		2,644
Multiline Retail	101	—	—		101
Oil, Gas & Consumable Fuels	1,725	4,200	—		5,925
Pharmaceuticals	4,970	—	—		4,970
Professional Services	565	—	—		565
Specialty Retail	—	—	408		408

Total Common Stocks	10,050	4,200	6,327		20,577

Convertible Preferred Stocks	—	—	2,575		2,575
Corporate Bonds
Aerospace & Defense	—	102,487	—		102,487
Air Freight & Logistics	—	8,023	—		8,023
Airlines	—	12,666	—		12,666
Auto Components	—	36,939	—		36,939
Automobiles	—	32,652	—	(a)	32,652
Banks	—	842,527	—		842,527
Beverages	—	72,754	—		72,754
Biotechnology	—	135,781	—		135,781
Building Products	—	15,431	—		15,431

426	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Capital Markets	$—	$322,043	$—	$322,043
Chemicals	—	57,114	—	57,114
Commercial Services & Supplies	—	39,523	—	39,523
Communications Equipment	—	16,227	—	16,227
Construction & Engineering	—	12,918	—	12,918
Construction Materials	—	5,428	—	5,428
Consumer Finance	—	154,652	—	154,652
Containers & Packaging	—	41,710	—	41,710
Distributors	—	11,764	—	11,764
Diversified Consumer Services	—	8,719	—	8,719
Diversified Financial Services	—	102,275	—	102,275
Diversified Telecommunication Services	—	226,835	—	226,835
Electric Utilities	—	285,324	8	285,332
Electrical Equipment	—	12,518	—	12,518
Electronic Equipment, Instruments & Components	—	12,240	—	12,240
Energy Equipment & Services	—	48,003	—	48,003
Entertainment	—	38,039	—	38,039
Equity Real Estate Investment Trusts (REITs)	—	127,680	—	127,680
Food & Staples Retailing	—	39,654	—	39,654
Food Products	—	57,317	—	57,317
Gas Utilities	—	13,327	—	13,327
Health Care Equipment & Supplies	—	29,330	—	29,330
Health Care Providers & Services	—	220,058	—	220,058
Health Care Technology	—	4,501	—	4,501
Hotels, Restaurants & Leisure	—	89,316	—	89,316
Household Durables	—	20,029	—	20,029
Household Products	—	31,427	—	31,427
Independent Power and Renewable Electricity Producers	—	16,383	—	16,383
Insurance	—	87,815	—	87,815
Internet & Direct Marketing Retail	—	3,783	—	3,783
IT Services	—	24,932	—	24,932
Leisure Products	—	8,758	—	8,758
Machinery	—	18,951	—	18,951
Marine	—	2,738	—	2,738
Media	—	268,815	—	268,815
Metals & Mining	—	68,260	—	68,260
Mortgage Real Estate Investment Trusts (REITs)	—	29,747	—	29,747
Multiline Retail	—	6,128	1,480	7,608
Multi-Utilities	—	36,693	—	36,693
Oil, Gas & Consumable Fuels	—	428,984	—	428,984
Personal Products	—	6,236	—	6,236
Pharmaceuticals	—	148,338	—	148,338
Real Estate Management & Development	—	8,500	—	8,500
Road & Rail	—	46,352	—	46,352
Semiconductors & Semiconductor Equipment	—	58,927	—	58,927
Software	—	45,390	—	45,390
Specialty Retail	—	72,841	—	72,841
Technology Hardware, Storage & Peripherals	—	55,289	—	55,289
Textiles, Apparel & Luxury Goods	—	5,643	—	5,643
Thrifts & Mortgage Finance	—	65,308	—	65,308
Tobacco	—	92,114	—	92,114
Trading Companies & Distributors	—	53,760	—	53,760
Transportation Infrastructure	—	2,402	—	2,402
Water Utilities	—	1,432	—	1,432
Wireless Telecommunication Services	—	107,282	—	107,282

Total Corporate Bonds	—	5,059,032	1,488	5,060,520

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	427

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Foreign Government Securities	$—	$155,594	$—		$155,594
Loan Assignments
Chemicals	—	1,158	—		1,158
Construction & Engineering	—	—	4,532		4,532
Containers & Packaging	—	8,903	—		8,903
Diversified Financial Services	—	5,641	—		5,641
Diversified Telecommunication Services	—	1,516	—		1,516
Electrical Equipment	—	3,220	—		3,220
Food & Staples Retailing	—	1,252	295		1,547
Internet & Direct Marketing Retail	—	3,534	—		3,534
Leisure Products	—	— (a)	95		95
Machinery	—	3,560	—		3,560
Media	—	1,856	—		1,856
Personal Products	—	6,295	—		6,295
Pharmaceuticals	—	610	—		610
Software	—	6,431	—		6,431
Specialty Retail	—	4,644	—		4,644

Total Loan Assignments	—	48,620	4,922		53,542

Mortgage-Backed Securities	—	2,719,635	—		2,719,635
Municipal Bonds	—	27,199	—		27,199
Preferred Stocks	—	—	3,225		3,225
Rights	—	—	121		121
U.S. Government Agency Securities	—	136,416	—		136,416
U.S. Treasury Obligations	—	1,793,918	—		1,793,918
Warrants
Diversified Telecommunication Services	—	—	80		80
Media	—	—	—	(a)	— (a)
Oil, Gas & Consumable Fuels	924	—	—		924

Total Warrants	924	—	80		1,004

Short-Term Investments
Investment Companies	1,467,826	—	—		1,467,826
Investment of Cash Collateral from Securities Loaned	491	—	—		491

Total Short-Term Investments	1,468,317	—	—		1,468,317

Total Investments in Securities	$1,479,291	$13,544,945	$1,197,985		$16,222,221

Appreciation in Other Financial Instruments
Forward Currency Contracts	$—	$2,278	$—		$2,278
Futures Contracts	6,869	—	—		6,869
Swaps	—	64	—		64
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(4,553)	—		(4,553)
Futures Contracts	(1,207)	—	—		(1,207)
Swaps	—	(423)	—		(423)

Total Net Appreciation/Depreciation in Other Financial Instruments	$5,662	$(2,634)	$—		$3,028

428	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Floating Rate Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—	$—	(b)	$—	(b)
Common Stocks
Aerospace & Defense	—	—	—	(a)	—	(a)
Food & Staples Retailing	—	—	959		959
Media	2,842	—	—		2,842
Multiline Retail	71	—	—		71
Oil, Gas & Consumable Fuels	3,385	—	—		3,385
Professional Services	982	—	—		982
Specialty Retail	—	—	720		720

Total Common Stocks	7,280	—	1,679		8,959

Convertible Preferred Stocks	—	—	4,545		4,545
Corporate Bonds
Auto Components	—	2,893	—		2,893
Chemicals	—	1,521	—		1,521
Commercial Services & Supplies	—	1,924	—		1,924
Consumer Finance	—	1,620	—		1,620
Diversified Telecommunication Services	—	8,276	—		8,276
Electric Utilities	—	—	112		112
Electrical Equipment	—	2,500	—		2,500
Electronic Equipment, Instruments & Components	—	1,451	—		1,451
Entertainment	—	1,266	—		1,266
Health Care Providers & Services	—	8,429	—		8,429
Health Care Technology	—	724	—		724
Hotels, Restaurants & Leisure	—	1,269	—		1,269
Household Durables	—	1,109	—		1,109
Household Products	—	2,048	—		2,048
Media	—	1,278	—		1,278
Multiline Retail	—	—	1,586		1,586
Oil, Gas & Consumable Fuels	—	4,658	—		4,658
Pharmaceuticals	—	1,022	—		1,022
Specialty Retail	—	1,754	—		1,754
Wireless Telecommunication Services	—	1,212	—		1,212

Total Corporate Bonds	—	44,954	1,698		46,652

Loan Assignments
Aerospace & Defense	—	6,708	—		6,708
Air Freight & Logistics	—	1,348	—		1,348
Airlines	—	4,051	—		4,051
Auto Components	—	8,067	—		8,067
Building Products	—	6,206	—		6,206
Chemicals	—	22,712	—		22,712
Commercial Services & Supplies	—	8,760	—		8,760
Communications Equipment	—	11,356	—		11,356
Construction & Engineering	—	8,280	—		8,280
Containers & Packaging	—	20,352	—		20,352
Diversified Consumer Services	—	13,698	—		13,698
Diversified Financial Services	—	14,651	—		14,651
Diversified Telecommunication Services	—	33,170	—		33,170
Electric Utilities	—	15,685	—		15,685
Electrical Equipment	—	10,000	—		10,000
Entertainment	—	8,105	—		8,105
Equity Real Estate Investment Trusts (REITs)	—	2,456	—		2,456
Food & Staples Retailing	—	7,885	1,819		9,704

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	429

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Floating Rate Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Food Products	$—	$21,691	$—	$21,691
Health Care Equipment & Supplies	—	3,116	—	3,116
Health Care Providers & Services	—	32,714	—	32,714
Hotels, Restaurants & Leisure	—	32,021	—	32,021
Household Durables	—	634	—	634
Independent Power and Renewable Electricity Producers	—	3,604	—	3,604
Insurance	—	10,098	—	10,098
Internet & Direct Marketing Retail	—	8,623	—	8,623
IT Services	—	10,366	—	10,366
Leisure Products	—	6,840	2,592	9,432
Life Sciences Tools & Services	—	6,939	—	6,939
Machinery	—	12,549	—	12,549
Media	—	42,931	—	42,931
Metals & Mining	—	2,235	—	2,235
Oil, Gas & Consumable Fuels	—	9,677	—	9,677
Paper & Forest Products	—	3,204	—	3,204
Personal Products	—	4,775	—	4,775
Pharmaceuticals	—	23,821	—	23,821
Professional Services	—	5,309	—	5,309
Real Estate Management & Development	—	1,757	—	1,757
Road & Rail	—	8,932	—	8,932
Software	—	37,146	—	37,146
Specialty Retail	—	16,916	—	16,916
Technology Hardware, Storage & Peripherals	—	6,763	—	6,763
Textiles, Apparel & Luxury Goods	—	1,634	—	1,634
Wireless Telecommunication Services	—	2,709	—	2,709

Total Loan Assignments	—	520,494	4,411	524,905

Rights	—	—	794	794
Warrants	—	—	91	91
Short-Term Investments
Investment Companies	38,568	—	—	38,568

Total Investments in Securities	$45,848	$565,448	$13,218	$624,514

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$31,481	$—	$31,481
Collateralized Mortgage Obligations	—	688,387	2,759	691,146
Commercial Mortgage-Backed Securities	—	380,306	—	380,306
Mortgage-Backed Securities	—	862,000	—	862,000
U.S. Government Agency Securities	—	124,832	—	124,832
U.S. Treasury Obligations	—	933,645	—	933,645
Short-Term Investments
Investment Companies	160,519	—	—	160,519

Total Investments in Securities	$160,519	$3,020,651	$2,759	$3,183,929

430	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$—	(a)	$—	(a)
Communications Equipment	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	28		28
Energy Equipment & Services	—	—	—	(a)	—	(a)
Food & Staples Retailing	—	—	3,541		3,541
Independent Power and Renewable Electricity Producers	9,488	—	—		9,488
Internet & Direct Marketing Retail	—	—	33,457		33,457
Media	13,319	—	—		13,319
Multiline Retail	352	—	—		352
Oil, Gas & Consumable Fuels	78,956	16,576	270		95,802
Pharmaceuticals	17,278	—	—		17,278
Professional Services	5,196	—	—		5,196
Specialty Retail	—	—	3,550		3,550

Total Common Stocks	124,589	16,576	40,846		182,011

Convertible Bonds	—	31,554	—		31,554
Convertible Preferred Stocks	—	—	22,389		22,389
Corporate Bonds
Aerospace & Defense	—	99,464	—		99,464
Air Freight & Logistics	—	17,219	—		17,219
Airlines	—	29,602	—		29,602
Auto Components	—	217,242	—		217,242
Automobiles	—	38,231	—	(a)	38,231
Banks	—	70,150	—		70,150
Biotechnology	—	5,765	—		5,765
Building Products	—	97,914	—		97,914
Capital Markets	—	21,356	—		21,356
Chemicals	—	162,941	—		162,941
Commercial Services & Supplies	—	162,011	—		162,011
Communications Equipment	—	87,976	—		87,976
Construction & Engineering	—	24,617	—		24,617
Consumer Finance	—	214,733	—		214,733
Containers & Packaging	—	152,774	—		152,774
Distributors	—	36,685	—		36,685
Diversified Consumer Services	—	5,214	—		5,214
Diversified Financial Services	—	20,006	—		20,006
Diversified Telecommunication Services	—	704,619	—		704,619
Electric Utilities	—	71,900	208		72,108
Electrical Equipment	—	3,834	—		3,834
Electronic Equipment, Instruments & Components	—	34,479	—		34,479
Energy Equipment & Services	—	57,980	—		57,980
Entertainment	—	140,587	—		140,587
Equity Real Estate Investment Trusts (REITs)	—	163,641	—		163,641
Food & Staples Retailing	—	118,983	—		118,983
Food Products	—	90,055	—		90,055
Gas Utilities	—	8,920	—		8,920
Health Care Equipment & Supplies	—	42,038	—		42,038
Health Care Providers & Services	—	575,691	—		575,691
Health Care Technology	—	26,863	—		26,863
Hotels, Restaurants & Leisure	—	419,904	—		419,904
Household Durables	—	56,822	—		56,822
Household Products	—	78,471	—		78,471

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	431

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Independent Power and Renewable Electricity Producers	$—	$28,961	$—		$28,961
Internet & Direct Marketing Retail	—	21,583	—		21,583
IT Services	—	52,865	—		52,865
Leisure Products	—	23,292	—		23,292
Life Sciences Tools & Services	—	2,454	—		2,454
Machinery	—	73,225	—		73,225
Media	—	596,766	—		596,766
Metals & Mining	—	164,715	—		164,715
Multiline Retail	—	39,562	7,768		47,330
Oil, Gas & Consumable Fuels	—	769,699	—		769,699
Personal Products	—	21,546	—		21,546
Pharmaceuticals	—	280,121	—		280,121
Professional Services	—	6,835	—		6,835
Real Estate Management & Development	—	7,567	—		7,567
Road & Rail	—	107,332	—		107,332
Semiconductors & Semiconductor Equipment	—	72,422	—		72,422
Software	—	68,006	—		68,006
Specialty Retail	—	133,695	—		133,695
Technology Hardware, Storage & Peripherals	—	36,991	—		36,991
Thrifts & Mortgage Finance	—	33,500	—		33,500
Trading Companies & Distributors	—	83,062	—		83,062
Wireless Telecommunication Services	—	260,143	—		260,143

Total Corporate Bonds	—	6,943,029	7,976		6,951,005

Loan Assignments
Aerospace & Defense	—	5,610	—		5,610
Auto Components	—	8,536	—		8,536
Containers & Packaging	—	46,193	—		46,193
Diversified Financial Services	—	36,523	—		36,523
Diversified Telecommunication Services	—	36,836	—		36,836
Electrical Equipment	—	4,426	—		4,426
Food & Staples Retailing	—	8,229	14,047		22,276
Food Products	—	5,978	—		5,978
Health Care Providers & Services	—	21,883	—		21,883
Hotels, Restaurants & Leisure	—	26,337	—		26,337
Internet & Direct Marketing Retail	—	15,552	—		15,552
IT Services	—	11,545	—		11,545
Leisure Products	—	36,534	2,473		39,007
Machinery	—	16,239	—		16,239
Media	—	40,533	—		40,533
Metals & Mining	—	10,035	—		10,035
Personal Products	—	26,898	—		26,898
Pharmaceuticals	—	46,058	—		46,058
Software	—	15,471	—		15,471
Specialty Retail	—	62,648	—		62,648
Wireless Telecommunication Services	—	7,450	—		7,450

Total Loan Assignments	—	489,514	16,520		506,034

Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Banks	6,747	—	—		6,747
Communications Equipment	—	—	4		4
Internet & Direct Marketing Retail	—	—	20,990		20,990

Total Preferred Stocks	6,747	—	20,994		27,741

432	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

High Yield Fund (continued)
	Level 1 Quoted prices		Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Rights	$—		$—		$3,286		$3,286
Warrants
Diversified Telecommunication Services	—		—		190		190
Media	—		—		1		1
Oil, Gas & Consumable Fuels	2,407		—		—		2,407

Total Warrants	2,407		—		191		2,598

Short-Term Investments
Investment Companies	33,535		—		—		33,535

Total Investments in Securities	$167,278		$7,480,673		$112,202		$7,760,153

Income Fund
	Level 1 Quoted prices		Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—		$990,890		$497,037		$1,487,927
Collateralized Mortgage Obligations	—		946,470		272,048		1,218,518
Commercial Mortgage-Backed Securities	—		1,785,447		782,211		2,567,658
Common Stocks
Aerospace & Defense	—		—		—	(b)	—	(b)
Auto Components	—		—		2		2
Food & Staples Retailing	—		—		261		261
Media	43		—		—		43
Oil, Gas & Consumable Fuels	11,488		605		—		12,093
Professional Services	—	(a)	—		—		—	(a)
Specialty Retail	—		—		2		2

Total Common Stocks	11,531		605		265		12,401

Corporate Bonds	—		2,778,883		—		2,778,883
Exchange-Traded Funds	56,044		—		—		56,044
Foreign Government Securities	—		334,986		—		334,986
Loan Assignments
Aerospace & Defense	—		4		—		4
Chemicals	—		2,715		—		2,715
Construction & Engineering	—		—		824		824
Containers & Packaging	—		4,755		—		4,755
Diversified Consumer Services	—		89		—		89
Diversified Financial Services	—		1,108		—		1,108
Diversified Telecommunication Services	—		256		—		256
Electric Utilities	—		39		—		39
Food & Staples Retailing	—		69		2,374		2,443
Health Care Equipment & Supplies	—		1,508		—		1,508
Hotels, Restaurants & Leisure	—		97		—		97
IT Services	—		1,787		—		1,787
Leisure Products	—		—	(b)	29		29
Machinery	—		2,006		—		2,006
Personal Products	—		3,002		—		3,002
Pharmaceuticals	—		2,834		—		2,834
Software	—		3,489		—		3,489
Specialty Retail	—		2,900		—		2,900
Wireless Telecommunication Services	—		2,014		—		2,014

Total Loan Assignments	—		28,672		3,227		31,899

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	433

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Mortgage-Backed Securities	$—	$339,379	$—		$339,379
Municipal Bonds	—	1,992	—		1,992
Preferred Stocks
Electric Utilities	11,269	—	—		11,269
Insurance	2,459	—	—		2,459
Internet & Direct Marketing Retail	—	—	21		21

Total Preferred Stocks	13,728	—	21		13,749

Warrants
Diversified Telecommunication Services	—	—	7		7
Media	—	—	—	(a)	— (a)
Oil, Gas & Consumable Fuels	852	—	—		852

Total Warrants	852	—	7		859

Short-Term Investments
Investment Companies	404,898	—	—		404,898

Total Investments in Securities	$487,053	$7,207,324	$1,554,816		$9,249,193

Appreciation in Other Financial Instruments
Forward Currency Contracts	$—	$3,221	$—		$3,221
Futures Contracts	15,363	—	—		15,363
Swaps	—	1,687	—		1,687
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(6,184)	—		(6,184)
Futures Contracts	(3,001)	—	—		(3,001)
Swaps	—	(5,182)	—		(5,182)

Total Net Appreciation/Depreciation in Other Financial Instruments	$12,362	$(6,458)	$—		$5,904

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$117,623	$4,746		$122,369
Collateralized Mortgage Obligations	—	93,793	620		94,413
Commercial Mortgage-Backed Securities	—	150,208	—	(a)	150,208
Corporate Bonds	—	510,792	—		510,792
Foreign Government Securities	—	4,622	—		4,622
Mortgage-Backed Securities	—	150,994	—		150,994
U.S. Government Agency Securities	—	14,942	—		14,942
U.S. Treasury Obligations	—	321,470	—		321,470
Short-Term Investments
Investment Companies	79,351	—	—		79,351

Total Investments in Securities	$79,351	$1,364,444	$5,366		$1,449,161

Appreciation in Other Financial Instruments
Futures Contracts	$29	$—	$—		$29
Swaps	—	11,787	—		11,787
Depreciation in Other Financial Instruments
Futures Contracts	(689)	—	—		(689)
Swaps	—	(55)	—		(55)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(660)	$11,732	$—		$11,072

434	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$433,750	$64,189	$497,939
Collateralized Mortgage Obligations	—	447,506	6,402	453,908
Commercial Mortgage-Backed Securities	—	133,422	120	133,542
Corporate Bonds	—	213,796	—	213,796
Mortgage-Backed Securities	—	84,146	—	84,146
Short-Term Investments
Investment Companies	107,433	—	—	107,433

Total Investments in Securities	$107,433	$1,312,620	$70,711	$1,490,764

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$123,918	$277,733	$401,651
Collateralized Mortgage Obligations	—	960,000	100,948	1,060,948
Commercial Mortgage-Backed Securities	—	259,880	39,371	299,251
Mortgage-Backed Securities	—	2,928,090	—	2,928,090
U.S. Treasury Obligations	—	36,579	—	36,579
Short-Term Investments
Investment Companies	1,109,217	—	—	1,109,217

Total Investments in Securities	$1,109,217	$4,308,467	$418,052	$5,835,736

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,695,170	$139,458	$1,834,628
Collateralized Mortgage Obligations	—	1,402,461	1,998	1,404,459
Commercial Mortgage-Backed Securities	—	278,462	54,849	333,311
Corporate Bonds	—	2,614,520	—	2,614,520
Mortgage-Backed Securities	—	468,379	—	468,379
U.S. Treasury Obligations	—	1,434,425	—	1,434,425
Short-Term Investments
Investment Companies	437,287	—	—	437,287
U.S. Treasury Obligations	—	40,332	—	40,332

Total Short-Term Investments	437,287	40,332	—	477,619

Total Investments in Securities	$437,287	$7,933,749	$196,305	$8,567,341

Appreciation in Other Financial Instruments
Futures Contracts	$9,175	$—	$—	$9,175
Depreciation in Other Financial Instruments
Futures Contracts	(980)	—	—	(980)

Total Net Appreciation/Depreciation in Other Financial Instruments	$8,195	$—	$—	$8,195

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	435

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Short Duration Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$613,536	$42,690	$656,226
Collateralized Mortgage Obligations	—	400,822	46,620	447,442
Commercial Mortgage-Backed Securities	—	303,384	221,979	525,363
Common Stocks	1,681	89	—	1,770
Corporate Bonds	—	2,802,858	—	2,802,858
Foreign Government Securities	—	93,137	—	93,137
Loan Assignments	—	12,776	—	12,776
Mortgage-Backed Securities	—	787,833	—	787,833
Supranational	—	3,492	—	3,492
U.S. Treasury Obligations	—	1,155,921	—	1,155,921
Short-Term Investments
Investment Companies	323,190	—	—	323,190
U.S. Treasury Obligations	—	12,639	—	12,639

Total Short-Term Investments	323,190	12,639	—	335,829

Total Investments in Securities	$324,871	$6,186,487	$311,289	$6,822,647

Appreciation in Other Financial Instruments
Futures Contracts	$5,274	$—	$—	$5,274
Swaps	—	2,063	—	2,063
Depreciation in Other Financial Instruments
Futures Contracts	(286)	—	—	(286)

Total Net Appreciation/Depreciation in Other Financial Instruments	$4,988	$2,063	$—	$7,051

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Core Bond Fund	Balance as of February 29, 2020	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Investments in Securities:
Asset-Backed Securities	$971,469	$—	(a)	$3,480	$(1,026)	$550,487	$(527,169)	$73,326	$(29,876)	$1,040,691
Collateralized Mortgage Obligations	406,977	7		(5,557)	(2,501)	402,686	(237,741)	181,102	—	744,973
Commercial Mortgage-Backed Securities	160,021	—		(4,489)	(1,126)	371	(2,707)	36,276	—	188,346

Total	$1,538,467	$7		$(6,566)	$(4,653)	$953,544	$(767,617)	$290,704	$(29,876)	$1,974,010

Core Plus Bond Fund	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Investments in Securities:
Asset-Backed Securities	$612,907		$(3,029)	$9,920	$(181)	$389,241	$(231,875)	$42,921	$—	$819,904
Collateralized Mortgage Obligations	126,336		3	(1,443)	(12)	68,168	(88,926)	72,243	—	176,369
Commercial Mortgage-Backed Securities	179,594		—	(4,882)	(356)	20,598	(21,021)	9,041	—	182,974
Common Stocks — Aerospace & Defense	11		—	(11)	—	—	—	—	—	—	(a)
Common Stocks — Communications Equipment	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Diversified Financial Services	16		—	4	—	—	(14)	—	—	6

436	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Core Plus Bond Fund	Balance as of February 29, 2020		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Common Stocks — Energy Equipment & Services	$13		$—		$(13)	$—	$—		$—	$—	$—	$—	(a)
Common Stocks — Food & Staples Retailing	—		—		301	—	49		—	—	—	350
Common Stocks — Internet & Direct Marketing Retail	—		—	(a)	5,451	—	112		—	—	—	5,563
Common Stocks — Oil, Gas & Consumable Fuels	120		—		—	—	—		—	—	(120)	—
Common Stocks — Pharmaceuticals	117		—		—	—	—		—	—	(117)	—
Common Stocks — Specialty Retail	1,153		—		(745)	—	—		—	—	—	408
Convertible Preferred Stocks — Automobiles	—	(a)	41		—	—	—		(41)	—	—	—	(a)
Convertible Preferred Stocks — Specialty Retail	2,198		305		463	—	—		(391)	—	—	2,575
Corporate Bonds — Automobiles	—	(a)	8		—	—	—		(8)	—	—	—	(a)
Corporate Bonds — Electric Utilities	2		—		6	—	—		—	—	—	8
Corporate Bonds — Multiline Retail	—		—		108	—	1,372		—	—	—	1,480
Corporate Bonds — Wireless Telecommunication Services	3,385		159		(422)	—	—		(3,122)	—	—	—
Loan Assignments — Construction & Engineering	5,852		—		12	34	157		(1,523)	—	—	4,532
Loan Assignments — Food & Staples Retailing	—		—		41	5	249		—	—	—	295
Loan Assignments — Leisure Products	189		—		(95)	—	1		—	—	— (a)	95
Preferred Stocks — Automobiles	—	(a)	10		—	—	—		(10)	—	—	—	(a)
Preferred Stocks — Communications Equipment	—	(a)	—		—	—	1		—	—	—	1
Preferred Stocks — Internet & Direct Marketing Retail	—		—		881	—	2,343		—	—	—	3,224
Rights — Independent Power and Renewable Electricity Producers	110		—		11	—	—		—	—	—	121
Warrants — Diversified Telecommunication Services	—		—		80	—	—		—	—	—	80
Warrants — Media	—		—		—	—	—	(a)	—	—	—	—	(a)
Warrants — Wireless Telecommunication Services	1,563		—		435	—	—		(1,998)	—	—	—

Total	$933,566		$(2,503)		$10,102	$(510)	$482,291		$(348,929)	$124,205	$(237)	$1,197,985

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	437

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Floating Rate Income Fund	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3		Balance as of February 28, 2021
Investments in Securities:
Collateralized Mortgage Obligations	$—		$—	$(470)	$—	$470	$—	$—	$—		$—	(b)
Common Stocks — Aerospace & Defense	293		—	(293)	—	—	—	—	—		—	(a)
Common Stocks — Food & Staples Retailing	—		—	841	—	118	—	—	—		959
Common Stocks — Oil, Gas & Consumable Fuels	106		—	364	—	—	(470)	—	—		—
Common Stocks — Specialty Retail	2,034		—	(1,314)	—	—	—	—	—		720
Convertible Preferred Stocks — Specialty Retail	3,880		538	816	—	—	(689)	—	—		4,545
Corporate Bonds — Electric Utilities	38		—	74	—	—	—	—	—		112
Corporate Bonds — Multiline Retail	—		—	116	—	1,470	—	—	—		1,586
Corporate Bonds — Wireless Telecommunication Services	—	(b)	14	— (a)	—	—	(14)	—	—		—
Loan Assignments — Food & Staples Retailing	—		—	250	30	1,539	—	—	—		1,819
Loan Assignments — Leisure Products	5,154		—	(2,592)	—	30	—	—	—	(a)	2,592
Rights — Independent Power and Renewable Electricity Producers	1,337		676	(544)	—	—	(675)	—	—		794
Warrants — Diversified Telecommunication Services	—		—	91	—	—	—	—	—		91
Warrants — Wireless Telecommunication Services	1,939		—	540	—	—	(2,479)	—	—		—

Total	$14,781		$1,228	$(2,121)	$30	$3,627	$(4,327)	$—	$—	(a)	$13,218

High Yield Fund	Balance as of February 29, 2020		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Investments in Securities:
Common Stocks — Aerospace & Defense	$279		$—		$(279)	$—	$—	$—	$—	$—	$—	(a)
Common Stocks — Communications Equipment	—	(a)	—		—	—	—	—	—	—	—	(a)
Common Stocks — Diversified Financial Services	71		5		19	—	—	(67)	—	—	28
Common Stocks — Energy Equipment & Services	138		—		(138)	—	—	—	—	—	—	(a)
Common Stocks — Food & Staples Retailing	—		—		3,221	—	320	—	—	—	3,541
Common Stocks — Internet & Direct Marketing Retail	—		—	(a)	32,782	—	675	—	—	—	33,457

438	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

High Yield Fund	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Common Stocks — Oil, Gas & Consumable Fuels	$624		$—	$—	$—		$270	$—	$—	$(624)	$270
Common Stocks — Pharmaceuticals	408		—	—	—		—	—	—	(408)	—
Common Stocks — Specialty Retail	10,022		—	(6,472)	—		—	—	—	—	3,550
Convertible Preferred Stocks — Automobiles	—	(a)	158	—	—		—	(158)	—	—	—	(a)
Convertible Preferred Stocks — Specialty Retail	19,778		2,647	3,354	—		—	(3,390)	—	—	22,389
Corporate Bonds — Automobiles	—	(a)	392	—	—		—	(392)	—	—	—	(a)
Corporate Bonds — Electric Utilities	79		—	129	—		—	—	—	—	208
Corporate Bonds — Multiline Retail	—		—	567	—		7,201	—	—	—	7,768
Corporate Bonds — Real Estate Management & Development	4,761		—	(7)	5		—	(4,759)	—	—	—
Corporate Bonds — Wireless Telecommunication Services	14,155		628	(1,594)	2		—	(13,191)	—	—	—
Loan Assignments — Food & Staples Retailing	10,000		194	1,739	230		14,033	(12,149)	—	—	14,047
Loan Assignments — Leisure Products	4,918		—	(2,473)	—	(a)	28	—	—	— (a)	2,473
Preferred Stocks — Automobiles	—	(a)	128	—	—		—	(128)	—	—	—	(a)
Preferred Stocks — Communications Equipment	4		—	—	—		—	—	—	—	4
Preferred Stocks — Internet & Direct Marketing Retail	—		—	5,733	—		15,257	—	—	—	20,990
Rights — Independent Power and Renewable Electricity Producers	2,992		—	294	—		—	—	—	—	3,286
Warrants — Diversified Telecommunication Services	—		—	190	—		—	—	—	—	190
Warrants — Media	—		—	—	—		1	—	—	—	1
Warrants — Wireless Telecommunication Services	8,205		—	2,286	—		—	(10,491)	—	—	—

Total	$76,434		$4,152	$39,351	$237		$37,785	$(44,725)	$—	$(1,032)	$112,202

Income Fund	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Investments in Securities:
Asset-Backed Securities	$351,115	$(1,424)	$1,177	$103	$277,859	$(158,920)	$27,127	$—	$497,037
Collateralized Mortgage Obligations	170,293	234	(1,167)	(130)	62,592	(46,632)	86,858	—	272,048
Commercial Mortgage-Backed Securities	174,388	(6,790)	(5,141)	688	556,742	(44,984)	112,363	(5,055)	782,211
Common Stocks — Aerospace & Defense	4	—	(4)	—	—	—	—	—	—	(b)
Common Stocks — Auto Components	—	—	2	—	—	—	—	—	2
Common Stocks — Capital Markets	35	35	(17)	—	—	(53)	—	—	—
Common Stocks — Food & Staples Retailing	—	—	258	—	3	—	—	—	261
Common Stocks — Specialty Retail	5	—	(3)	—	—	—	—	—	2
Corporate Bonds — Wireless Telecommunication Services	5,977	15	(202)	19	—	(5,809)	—	—	—
Loan Assignments — Construction & Engineering	1,064	—	2	6	28	(276)	—	—	824
Loan Assignments — Food & Staples Retailing	—	—	327	39	2,371	(363)	—	—	2,374

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	439

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Income Fund	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Loan Assignments — Leisure Products	$58		$—	$(29)	$—	$—	(a)	$—	$—	$—	$29
Preferred Stocks — Internet & Direct Marketing Retail	—		—	6	—	15		—	—	—	21
Warrants — Diversified Telecommunication Services	—		—	7	—	—		—	—	—	7
Warrants — Media	—		—	—	—	—	(a)	—	—	—	—	(a)
Warrants — Road & Rail	—	(b)	—	—	—	—		— (b)	—	—	—
Warrants — Wireless Telecommunication Services	29		—	8	—	—		(37)	—	—	—

Total	$702,968		$(7,930)	$(4,776)	$725	$899,610		$(257,074)	$226,348	$(5,055)	$1,554,816

Limited Duration Bond Fund	Balance as of February 29, 2020	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Investments in Securities:
Asset-Backed Securities	$81,449	$—	(a)	$(238)	$5		$27,721	$(55,510)	$13,871	$(3,109)	$64,189
Collateralized Mortgage Obligations	5,441	—		18	—	(a)	5,000	(4,057)	—	—	6,402
Commercial Mortgage-Backed Securities	136	—		(1)	—		133	(148)	—	—	120

Total	$87,026	$—	(a)	$(221)	$5		$32,854	$(59,715)	$13,871	$(3,109)	$70,711

Mortgage-Backed Securities Fund	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Investments in Securities:
Asset-Backed Securities	$249,350	$79	$(372)	$(245)	$89,611	$(103,096)	$47,699	$(5,293)	$277,733
Collateralized Mortgage Obligations	37,944	2	(1,924)	(1,761)	68,817	(13,691)	11,561	—	100,948
Commercial Mortgage-Backed Securities	37,188	—	(968)	(497)	7,364	(3,716)	—	—	39,371

Total	$324,482	$81	$(3,264)	$(2,503)	$165,792	$(120,503)	$59,260	$(5,293)	$418,052

Short Duration Bond Fund	Balance as of February 29, 2020		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]		Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Investments in Securities:
Asset-Backed Securities	$83,736		$—		$(117)	$(13)	$111,588	$(78,835)		$23,099	$—	$139,458
Collateralized Mortgage Obligations	—	(a)	—	(a)	(2)	—	2,000	—	(a)	—	—	1,998
Commercial Mortgage-Backed Securities	—		—	(a)	925	(22)	48,973	—	(a)	4,973	—	54,849

Total	$83,736		$—	(a)	$806	$(35)	$162,561	$(78,835)		$28,072	$—	$196,305

440	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Short Duration Core Plus Fund	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021
Investments in Securities:
Asset-Backed Securities	$43,733	$3	$(93)	$(8)	$23,777	$(25,730)	$1,524	$(516)	$42,690
Collateralized Mortgage Obligations	24,529	—	204	2	29,576	(10,945)	3,254	—	46,620
Commercial Mortgage-Backed Securities	82,677	(820)	(4,104)	(25)	116,661	(24,799)	58,552	(6,163)	221,979
Corporate Bonds — Wireless Telecommunication Services	486	2	(6)	2	—	(484)	—	—	—

Total	$151,425	$(815)	$(3,999)	$(29)	$170,014	$(61,958)	$63,330	$(6,679)	$311,289

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2021, which were valued using significant unobservable inputs (level 3) were as follows:

Core Bond Fund	$(4,621)
Core Plus Bond Fund	9,794
Floating Rate Income Fund	(3,023)
High Yield Fund	38,859
Income Fund	(2,016)
Limited Duration Bond Fund	(74)
Mortgage-Backed Securities Fund	(2,503)
Short Duration Bond Fund	1,110
Short Duration Core Plus Fund	(3,898)

These amounts are included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Transfers from level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the year ended February 28, 2021 for Core Bond Fund, Core Plus Bond Fund, Income Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund and Short Duration Core Plus Fund.

There were no significant transfers out of level 3 for the year ended February 28, 2021 for Core Plus Bond Fund.

There were no significant transfers into or out of level 3 for the year ended February 28, 2021 for Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Inflation Managed Bond Fund and Short Duration Bond Fund.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$723,642	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (15.56%)
			Constant Default Rate	0.00% - 4.92% (6.19%)
			Yield (Discount Rate of Cash Flows)	0.82% - 5.46% (2.88%)

Asset-Backed Securities	723,642

	209,270	Discounted Cash Flow	PSA Prepayment Model
			Constant Prepayment Rate	0.00% - 100.00% (95.85%)
			Constant Default Rate	0.00% - 4.92% (0.06%)
			Yield (Discount Rate of Cash Flows)	1.29% - 199.00% (2.46%)

Collateralized Mortgage Obligations	209,270

	167,600	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.60%)
			Yield (Discount Rate of Cash Flows)	(1.05)% - 42.47% (3.63%)

Commercial Mortgage-Backed Securities	167,600

Total	$1,100,512

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	441

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2021, the value of these investments was $873,498. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$6		Terms of Exchange Offer	Expected Recovery	$0.00 ($0.00)
	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)

Common Stocks	6

	—	(d)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
	—	(d)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Preferred Stocks	—	(d)

	—	(d)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Corporate Bonds	—	(d)

	661,646		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (11.30%)
				Constant Default Rate	0.00% - 9.28% (0.03%)
				Yield (Discount Rate of Cash Flows)	0.82% - 6.81% (3.43%)

Asset-Backed Securities	661,646

	21,768		Discounted Cash Flow	Constant Prepayment Rate	7.00% -100.00% (99.66%)
				Constant Default Rate	0.00% - 2.03% (0.01%)
				Yield (Discount Rate of Cash Flows)	1.43% - 5.84% (1.44%)

Collateralized Mortgage Obligations	21,768

	151,465		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.30%)
				Yield (Discount Rate of Cash Flows)	(1.05)% - 6.61% (4.43%)

Commercial Mortgage-Backed Securities	151,465

	390		Terms of Exchange Offer	Expected Recovery	50.00% - 100.00% (87.80%)

Loan Assignments	390

	80		Market Comparable Companies	EBITDA Multiple (c)	4.8x (4.8x)
	—	(d)	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Warrants	80

Total	$835,355

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28 2021, the value of these investments was $362,630. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Amount rounds to less than one thousand.
(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

442	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Floating Rate Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$4,411	Term of Restructuring	Expected Recovery	50.00% - 100.00% (70.62%)

Loan Assignments	4,411

	91	Market Comparable Companies	EBITDA Multiple (b)	4.8x (4.8x)

Warrants	91

Total	$4,502

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2021, the value of these investments was $8,716. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$28		Terms of Exchange Offer/Restructuring	Expected Recovery	$0.01 ($0.01)
	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)

Common Stocks	28

	4		Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)
	—	(d)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Preferred Stocks	4

	—	(d)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Corporate Bonds	—

	16,520		Pending Distribution	Expected Recovery	50.00% -100.00% (92.52%)

Loan Assignments	16,520

	190		Market Comparable Companies	EBITDA Multiple (c)	4.8x (4.8x)
	1		Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Warrants	191

Total	16,743

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2021, the value of these investments was $95,459. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Amount rounds to less than one thousand.
(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	443

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$457,355		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (16.63%)
				Constant Default Rate	0.00% - 17.00% (0.22%)
				Yield (Discount Rate of Cash Flows)	0.79% - 62.74% (4.43%)

Asset-Backed Securities	457,355

	202,055		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (16.67%)
				Constant Default Rate	0.00% - 2.90% (0.04%)
				Yield (Discount Rate of Cash Flows)	2.09% - 9.34% (3.32%)

Collateralized Mortgage Obligations	202,055

	775,790		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.06%)
				Constant Default Rate	0.00% - 5.00% (0.02%)
				Yield (Discount Rate of Cash Flows)	1.69% - 199.00% (4.94%)

Commercial Mortgage-Backed Securities	775,790

	2,403		Terms of Exchange Offer	Expected Recovery	50.00% - 100.00% (99.39%)

Loan Assignments	2,403

	2		Pending Distribution	Expected Recovery	$1.20 ($1.20)

Common Stocks	2

	7		Market Comparable Companies	EBITDA Multiple (b)	4.8x (4.8x)
	—	(c)	Pending Distribution	Expected Recovery	$0.01 ($0.01)

Warrants	7

Total	$1,437,612

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2021, the value of these investments was $117,204. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.

444	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Limited Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$56,839	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (16.71%)
			Constant Default Rate	0.00% - 7.80% (0.58%)
			Yield (Discount Rate of Cash Flows)	1.04% - 8.00% (2.74%)

Asset-Backed Securities	56,839

	1,403	Discounted Cash Flow	PSA Prepayment Model
			Constant Prepayment Rate	0.50% - 10.00% (8.61%)
			Constant Default Rate	0.00% - 3.87% (0.19%)
			Yield (Discount Rate of Cash Flows)	0.92% - 7.93% (1.45%)

Collateralized Mortgage Obligations	1,403

	120	Discounted Cash Flow	Constant Prepayment Rate	6.00% (6.00%)
			Constant Default Rate	4.20% (4.20%)
			Yield (Discount Rate of Cash Flows)	2.93% (2.93%)

Commercial Mortgage-Backed Securities	120

Total	$58,362

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2021, the value of these investments was $12,349. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$239,055	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (15.60%)
			Constant Default Rate	0.00% - 4.00% (0.05%)
			Yield (Discount Rate of Cash Flows)	1.13% - 5.69% (3.06%)

Asset-Backed Securities	239,055

	44,913	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (85.97%)
			Constant Default Rate	0.00% - 6.50% (0.54%)
			Yield (Discount Rate of Cash Flows)	(0.14%) - 199.00% (3.23%)

Collateralized Mortgage Obligations	44,913

	35,662	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.58%)
			Yield (Discount Rate of Cash Flows)	(1.05)% - 42.47% (3.02%)

Commercial Mortgage-Backed Securities	35,662

Total	$319,630

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2021, the value of these investments was $98,422. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	445

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$130,073	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (16.93%)
			Constant Default Rate	0.00% - 4.80% (0.01%)
			Yield (Discount Rate of Cash Flows)	1.21% - 3.61% (2.40%)

Asset-Backed Securities	130,073

	54,849	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.61% - 4.09% (2.44%)

Commercial Mortgage-Backed Securities	54,849

$184,922

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2021, the value of these investments was $11,383. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

Short Duration Core Plus Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$42,690	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 26.00% (18.92%)
			Constant Default Rate	0.00% - 1.77% (0.02%)
			Yield (Discount Rate of Cash Flows)	0.98% - 7.59% (2.44%)

Asset-Backed Securities	42,690

	41,078	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 38.46% (17.52%)
			Constant Default Rate	0.00% - 0.10% (0.03%)
			Yield (Discount Rate of Cash Flows)	1.53% - 4.47% (3.11%)

Collateralized Mortgage Obligations	41,078

	221,980	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.22% - 15.63% (3.24%)

Commercial Mortgage-Backed Securities	221,980

Total	$305,748

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28 2021, the value of these investments was $5,541. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of February 28, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Loan Assignments — Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds invest in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the Lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate

446	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Participants”). A Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.

Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

At February 28, 2021, Floating Rate Income Fund had investments in loan assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank	Percentage
Barclays Bank plc	14.9%
Credit Suisse International	14.7
Bank of America, NA	14.1
JPMorgan Chase Bank, NA	7.6
Morgan Stanley	6.9

D. Unfunded Commitments — Floating Rate Income Fund, High Yield Fund and Income Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.

At February 28, 2021, Floating Rate Income Fund, High Yield Fund and Income Fund had the following loan commitment outstanding in which all or a portion of the commitment was unfunded which could be extended at the options of the borrower:

				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Floating Rate Income Fund
Moran Foods LLC, 1st Lien Term Loan B	04/01/2023	1.000%	11.500%	$278	$278	$—	$—	$278	$278
High Yield Fund
Moran Foods LLC, 1st Lien Term Loan B	04/01/2023	1.000	11.500	2,149	2,149	—	—	2,149	2,149

Income Fund
Moran Foods LLC, 1st Lien Term Loan B	04/01/2023	1.000	11.500	363	363	—	—	363	363

E. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	447

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund’s transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2021, which are shown as a Receivable for Investment securities sold — delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2021 are detailed on the SOIs.

The Funds’ delayed delivery securities collateral requirements and collateral posted or received by counterparty as of February 28, 2021 are as follows:

Fund		Counterparty	Collateral amount
Core Bond Fund	Collateral Posted	Goldman Sachs & Co. LLC	$1,100
Core Plus Bond Fund	Collateral Posted	Goldman Sachs & Co. LLC	1,490
Government Bond Fund	Collateral Posted	Goldman Sachs & Co. LLC	890
Mortgage-Backed Securities Fund	Collateral Posted	Goldman Sachs & Co. LLC	280

F. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

448	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of February 28, 2021.

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Core Plus Bond Fund	$2	$(2)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.15% to 0.06%. For the year ended February 28, 2021, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows:

Core Bond Fund	$3
Core Plus Bond Fund	3
Floating Rate Income Fund	—	(a)
High Yield Fund	5
Income Fund	2
Inflation Managed Bond Fund	—	(a)
Limited Duration Bond Fund	—	(a)
Short Duration Bond Fund	—	(a)
Short Duration Core Plus Fund	1

(a)	Amount rounds to less than one thousand.

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

Government Bond Fund and Mortgage-Backed Securities Fund did not lend out any securities during the year ended February 28, 2021. Core Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Short Duration Bond Fund and Short Duration Core Plus Fund did not have any securities out on loan at February 28, 2021.

G. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below.

Core Bond Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (b)	$1,345,081	$13,866,131	$12,748,692	$(665)	$218	$2,462,073	2,460,843	$4,666		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (a)	164,034	15,000	178,942	(81)*	(11)	—	—	118	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	18,769	61,888	80,657	—	—	—	—	22	*	—

Total	$1,527,884	$13,943,019	$13,008,291	$(746)	$207	$2,462,073		$4,806		$—

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	449

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Core Plus Bond Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (b)	$1,097,752	$6,229,443	$5,859,295	$2		$(76)	$1,467,826	1,467,092	$2,833		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.14% (a) (b)	155,061	38,000	192,799	(132	)*	(10)	120	120	117	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	27,522	48,822	75,973	—		—	371	371	15	*	—

Total	$1,280,335	$6,316,265	$6,128,067	$(130)		$(86)	$1,468,317		$2,965		$—

Floating Rate Income Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	$851	$761	$1,612	$—	$—	$—	—	$—	*(c)	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a) (b)	72,982	391,013	425,427	—	—	38,568	38,568	36		—

Total	$73,833	$391,774	$427,039	$—	$—	$38,568		$36		$—

Government Bond Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a) (b)	$163,468	$1,970,750	$1,973,699	$—	$—	$160,519	160,519	$260	$—

450	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

High Yield Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (a)	$411,025	$—	$410,798	$(183	)*	$(44)	$—	—	$269	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	46,920	46,388	93,308	—		—	—	—	28	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a) (b)	187,602	5,430,906	5,584,973	—		—	33,535	33,535	344		—

Total	$645,547	$5,477,294	$6,089,079	$(183)		$(44)	$33,535		$641		$—

Income Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (b)	$34,094	$5,489,741	$5,119,196	$260		$(1)	$404,898	404,696	$534		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (a)	122,018	10,000	131,935	(73	)*	(10)	—	—	94	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	11,862	38,075	49,937	—		—	—	—	10	*	—

Total	$167,974	$5,537,816	$5,301,068	$187		$(11)	$404,898		$638		$—

Inflation Managed Bond Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (b)	$36,595	$644,430	$601,704	$15	$15	$79,351	79,312	$118		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	1,453	5,416	6,869	—	—	—	—	1	*	—

Total	$38,048	$649,846	$608,573	$15	$15	$79,351		$119		$—

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	451

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Limited Duration Bond Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (b)	$95,534	$630,308	$618,412	$(2)	$5	$107,433	107,379	$338	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	8	387	395	—	—	—	—	—	—

Total	$95,542	$630,695	$618,807	$(2)	$5	$107,433		$338	$—

Mortgage-Backed Securities Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (b)	$196,979	$3,373,280	$2,460,766	$(201)	$(75)	$1,109,217	1,108,662	$664	$—

Short Duration Bond Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	$—	$221	$221	$—	$—	$—	—	$—	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a) (b)	43,227	3,846,838	3,452,778	—	—	437,287	437,287	89	—

Total	$43,227	$3,847,059	$3,452,999	$—	$—	$437,287		$89	$—

452	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Short Duration Core Plus Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$88,599	$3,810,093	$3,575,418	$(86)	$2	$323,190	322,997	$534		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	7,158	4,474	11,632	—	—	—	—	3	*	—

Total	$95,757	$3,814,567	$3,587,050	$(86)	$2	$323,190		$537		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

H. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

I. Derivatives — Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	453

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Funds.

Notes I(1) — I(4) below describe the various derivatives used by the Funds.

(1). Options — Core Plus Bond Fund and Income Fund purchased and/or sold (“wrote”) put and call options on various instruments including currencies, futures, securities and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(2). Futures Contracts — Core Plus Bond Fund, Income Fund, Inflation Managed Bond Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — Core Plus Bond Fund and Income Fund are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

454	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund and Short Duration Core Plus Fund engaged in various swap transactions to manage credit and interest rate (e.g. duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ OTC swap contracts are subject to master netting arrangements.

Credit Default Swaps

Core Plus Bond Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Inflation-Linked Swaps

Inflation Managed Bond Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	455

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

(5). Summary of Derivatives Information

The following tables present the value of derivatives held as of February 28, 2021 by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

	Core Plus Bond Fund	Income Fund	Inflation Managed Bond Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$2,278	$3,221	$—	$—	$—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(4,553)	(6,184)	—	—	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts*	6,869	15,363	29	9,175	5,274
Unrealized Depreciation on Futures Contracts*	(1,207)	(3,001)	(689)	(980)	(286)
Swaps at Value (Assets)**	—	—	11,807	—	—
Swaps at Value (Liabilities)**	—	—	(55)	—	—
Credit Risk Exposure:
Swaps at Value (Assets)**	1,130	14,743	—	—	5,194
Swaps at Value (Liabilities)**	(171)	(13,326)	—	—	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts*	5,662	12,362	(660)	8,195	4,988
Swaps at Value**	959	1,417	11,752	—	5,194
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	(2,275)	(2,963)	—	—	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2021, by primary underlying risk exposure:

	Core Plus Bond Fund	High Yield Fund	Income Fund	Inflation Managed Bond Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$1	$—	$(2,061)	$—	$—	$—
Interest Rate Risk Exposure:
Futures Contracts	35,930	—	66,501	5,692	12,273	8,516
Swap Contracts	—	—	—	(2,349)	—	—
Options	(1,173)	—	(3,103)	—	—	—
Credit Risk Exposure:
Swap Contracts	10,853	32,369	22,923	—	—	1,370
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	(2,481)	—	(2,963)	—	—	—
Interest Rate Risk Exposure:
Futures Contracts	(3,738)	—	1,481	(2,412)	7,453	4,630
Swap Contracts	—	—	—	23,027	—	—
Credit Risk Exposure:
Swap Contracts	415	—	(6,403)	—	—	2,063

456	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Derivatives Volume

The table below discloses the volume of the Funds’ options, futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended February 28, 2021. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:

	Core Plus Bond Fund		High Yield Fund	Income Fund		Inflation Managed Bond Fund		Short Duration Bond Fund	Short Duration Core Plus Fund
Futures Contracts — Interest:
Average Notional Balance Long	$1,619,745		$—	$1,428,807		$113,123		$1,022,053	$377,498
Average Notional Balance Short	1,270,952		—	1,750,414		30,616		672,178	268,146
Ending Notional Balance Long	1,306,390		—	1,184,611		194,948		1,891,065	696,108
Ending Notional Balance Short	733,814		—	2,850,678		108,565		1,690,637	1,013,157
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	25,525		—	251,826	(b)	—		—	—
Average Settlement Value Sold	31,465		—	101,691	(c)	—		—	—
Ending Settlement Value Purchased	238,647		—	368,891		—		—	—
Ending Settlement Value Sold	85,914		—	101,691		—		—	—
Exchange-Traded Options:
Average Number of Contracts Purchased	14,616	(a)	—	13,670	(d)	—		—	—
Credit Default Swaps:
Average Notional Balance — Buy Protection	164,167		—	477,642		—		—	—
Average Notional Balance — Sell Protection	—		208,077	100,171		—		—	51,500	(f)
Ending Notional Balance — Buy Protection	125,000		—	160,000		—		—	—
Ending Notional Balance — Sell Protection	—		—	242,517		—		—	56,000
Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance — Pays Fixed Rate	—		—	—		727,052		—	—
Average Notional Balance — Receives Fixed Rate	—		—	—		71,606	(e)	—	—
Ending Notional Balance — Pays Fixed Rate	—		—	—		823,806		—	—

(a)	For the period November 1, 2020 through November 30, 2020.
(b)	For the period December 1, 2020 through February 28, 2021.
(c)	For the period February 1, 2021 through February 28, 2021.
(d)	For the period November 1, 2020, through November 30, 2020.
(e)	For the period March 1, 2020, through March 31, 2020.
(f)	For the period November 1, 2020, through February 28, 2021.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC options, non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F.), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

Core Plus Bond Fund’s and Income Fund’s derivative contracts collateral requirements and collateral posted or received by counterparty as of February 28, 2021 are as follows:

Fund		Counterparty	Value of swap contracts	Collateral amount
Core Plus Bond Fund	Collateral Received	Barclays Bank plc	$1,130	$(840)
		Goldman Sachs International	—	(1,430)
	Collateral Posted	BNP Paribas	—	540
Income Fund	Collateral Received	Citibank, NA	—	(1,490)
	Collateral Posted	Citibank, NA	(1,161)	990
		Merrill Lynch International	(2,144)	2,060
		Morgan Stanley	(10,021)	9,630

The Funds’ derivatives contracts held at February 28, 2021 are not accounted for as hedging instruments under GAAP.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	457

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

J. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.

Core Bond Fund, Core Plus Bond Fund, Government Bond Fund and Inflation Managed Bond Fund invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

K. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2021 are as follows:

	Class A	Class C	Class I	Class L		Class R2	Class R3		Class R4		Class R5		Class R6	Total
Core Bond Fund
Transfer agency fees	$126	$18	$94	n/a		$8	$2		$—	(a)	$5		$168	$421
Core Plus Bond Fund
Transfer agency fees	76	9	30	$3	(1)	3	1		—	(a)	—	(a)	108	230
Floating Rate Income Fund
Transfer agency fees	1	2	3	n/a		n/a	n/a		n/a		n/a		3	9
Government Bond Fund
Transfer agency fees	49	4	24	n/a		8	1		—	(a)	n/a		14	100
High Yield Fund
Transfer agency fees	67	8	51	n/a		5	—	(a)	1		3		52	187
Income Fund
Transfer agency fees	38	20	53	n/a		n/a	n/a		n/a		n/a		1	112
Inflation Managed Bond Fund
Transfer agency fees	2	2	2	n/a		n/a	n/a		n/a		—	(a)	9	15
Limited Duration Bond Fund
Transfer agency fees	14	2	5	n/a		n/a	n/a		n/a		n/a		10	31
Mortgage-Backed Securities Fund
Transfer agency fees	10	1	14	n/a		n/a	n/a		n/a		n/a		21	46
Short Duration Bond Fund
Transfer agency fees	28	3	34	n/a		n/a	n/a		n/a		n/a		21	86
Short Duration Core Plus Fund
Transfer agency fees	1	1	6	n/a		n/a	n/a		n/a		n/a		25	33

(a)	Amount rounds to less than one thousand
(1)	Effective June 2, 2020, Class L Shares were converted into Class I Shares.

L. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

458	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

M. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

N. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly, except for Income Fund, for which distributions are generally declared daily and paid monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Core Bond Fund	$(6,908)	$7,112	$(204)
Core Plus Bond Fund	(5,129)	6,387	(1,258)
Floating Rate Income Fund	(218)	(550)	768
Government Bond Fund	(232)	231	1
High Yield Fund	(3,373)	13,108	(9,735)
Income Fund	(377)	10,411	(10,034)
Inflation Managed Bond Fund	(28)	239	(211)
Limited Duration Bond Fund	(250)	256	(6)
Mortgage-Backed Securities Fund	(1,198)	1,194	4
Short Duration Bond Fund	(163)	237	(74)
Short Duration Core Plus Fund	(52)	498	(446)

The reclassifications for the Funds relate primarily to callable bonds, investments in partnerships and redesignation of distributions.

O. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.28%
Core Plus Bond Fund	0.30
Floating Rate Income Fund	0.55
Government Bond Fund	0.28
High Yield Fund	0.50
Income Fund	0.30
Inflation Managed Bond Fund	0.28
Limited Duration Bond Fund	0.20
Mortgage-Backed Securities Fund	0.25
Short Duration Bond Fund	0.22
Short Duration Core Plus Fund	0.25

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	459

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

$20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the year ended February 28, 2021, the effective rate for Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund was 0.04%, 0.07%, 0.07%, 0.07%, 0.07%, 0.07%, 0.07%, 0.07%, 0.07%, 0.07% and 0.07%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2021, JPMDS retained the following:

	Front-End Sales Charge	CDSC
Core Bond Fund	$387	$3
Core Plus Bond Fund	287	1
Floating Rate Income Fund	3	—
Government Bond Fund	88	—	(a)
High Yield Fund	64	—	(a)
Income Fund	151	1
Inflation Managed Bond Fund	3	—	(a)
Limited Duration Bond Fund	23	1
Mortgage-Backed Securities Fund	31	—
Short Duration Bond Fund	128	—	(a)
Short Duration Core Plus Fund	24	—	(a)

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L		Class R2	Class R3	Class R4	Class R5
Core Bond Fund	0.25%	0.25%	0.25%	n/a		0.25%	0.25%	0.25%	0.10%
Core Plus Bond Fund	0.25	0.25	0.25	0.10	(1)	0.25	0.25	0.25	0.10
Floating Rate Income Fund	0.25	0.25	0.25	n/a		n/a	n/a	n/a	n/a
Government Bond Fund	0.25	0.25	0.25	n/a		0.25	0.25	0.25	n/a
High Yield Fund	0.25	0.25	0.25	n/a		0.25	0.25	0.25	0.10
Income Fund	0.25	0.25	0.25	n/a		n/a	n/a	n/a	n/a
Inflation Managed Bond Fund	0.25	0.25	0.25	n/a		n/a	n/a	n/a	0.10
Limited Duration Bond Fund	0.25	0.25	0.25	n/a		n/a	n/a	n/a	n/a
Mortgage-Backed Securities Fund	0.25	0.25	0.25	n/a		n/a	n/a	n/a	n/a
Short Duration Bond Fund	0.25	0.25	0.25	n/a		n/a	n/a	n/a	n/a
Short Duration Core Plus Fund	0.25	0.25	0.25	n/a		n/a	n/a	n/a	n/a

(1)	Effective June 2, 2020, Class L Shares were converted into Class I Shares.

460	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I		Class L		Class R2	Class R3	Class R4	Class R5	Class R6
Core Bond Fund	0.75%	1.40%	0.50%		n/a		1.10%	0.85%	0.60%	0.45%	0.35%
Core Plus Bond Fund	0.75	n/a	0.46	(1)	n/a	(1)	1.15	n/a	n/a	n/a	n/a
Floating Rate Income Fund	1.00	1.50	0.75		n/a		n/a	n/a	n/a	n/a	n/a
Government Bond Fund	0.75	n/a	0.48		n/a		1.10	0.85	0.60	n/a	0.35
High Yield Fund	1.00	1.50	0.75		n/a		1.35	1.10	0.85	0.70	0.60
Income Fund	0.65	1.20	0.40		n/a		n/a	n/a	n/a	n/a	0.40
Inflation Managed Bond Fund	0.75	1.40	0.55		n/a		n/a	n/a	n/a	0.45	0.35
Limited Duration Bond Fund	0.70	1.20	0.45		n/a		n/a	n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.65	1.15	0.40		n/a		n/a	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.59	1.09	0.34		n/a		n/a	n/a	n/a	n/a	0.28
Short Duration Core Plus Fund	0.64	1.14	0.39		n/a		n/a	n/a	n/a	n/a	0.33

(1)

Effective June 2, 2020, Class L Shares were converted into Class I Shares. The contractual expense limitation for Class I Shares was extended through June 2, 2022 in connection with the conversion of Class L Shares of the Fund into Class I Shares and to June 30, 2022 on July 1, 2020.

Except as noted above, the expense limitation agreements were in effect for the year ended February 28, 2021 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2021.

For the year ended February 28, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Core Bond Fund	$5	$—	$12,223	$12,228	$—
Core Plus Bond Fund	2	—	8,166	8,168	—
Floating Rate Income Fund	—	—	542	542	—
Government Bond Fund	596	396	2,672	3,664	13
High Yield Fund	104	71	1,979	2,154	—	(a)
Income Fund	420	280	13,293	13,993	85
Inflation Managed Bond Fund	257	171	116	544	6
Limited Duration Bond Fund	419	279	297	995	—
Mortgage-Backed Securities Fund	2,089	1,393	1,745	5,227	—
Short Duration Bond Fund	1,107	739	3,568	5,414	—
Short Duration Core Plus Fund	493	328	1,995	2,816	—

(a)	Amount rounds to less than one thousand.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	461

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2021 were as follows:

Core Bond Fund	$3,471
Core Plus Bond Fund	1,790
Floating Rate Income Fund	53
Government Bond Fund	390
High Yield Fund	1,434
Income Fund	246
Inflation Managed Bond Fund	77
Limited Duration Bond Fund	199
Mortgage-Backed Securities Fund	553
Short Duration Bond Fund	249
Short Duration Core Plus Fund	264

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2021, Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$22,781,921	$19,545,744	$2,058,949	$4,643,435
Core Plus Bond Fund	9,529,786	8,319,263	908,202	1,408,345
Floating Rate Income Fund	238,205	589,279	—	—
Government Bond Fund	1,723,909	1,241,885	692,428	354,020
High Yield Fund	4,672,543	3,886,145	—	—
Income Fund	7,557,587	4,521,632	—	—
Inflation Managed Bond Fund	633,555	589,733	507,643	556,925
Limited Duration Bond Fund	609,096	430,042	—	—
Mortgage-Backed Securities Fund	4,940,065	3,048,348	36,913	18,583
Short Duration Bond Fund	6,216,247	1,780,994	1,739,272	1,164,651
Short Duration Core Plus Fund	6,464,660	4,181,786	1,872,131	1,380,161

462	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$34,255,352	$1,693,586	$184,735	$1,508,851
Core Plus Bond Fund	15,705,501	677,474	156,409	521,065
Floating Rate Income Fund	625,863	13,929	15,278	(1,349)
Government Bond Fund	3,061,026	151,448	28,545	122,903
High Yield Fund	7,427,290	475,960	143,097	332,863
Income Fund	9,205,656	206,037	151,684	54,353
Inflation Managed Bond Fund	1,405,621	59,692	5,060	54,632
Limited Duration Bond Fund	1,473,718	18,782	1,736	17,046
Mortgage-Backed Securities Fund	5,753,985	110,382	28,631	81,751
Short Duration Bond Fund	8,519,667	71,971	16,102	55,869
Short Duration Core Plus Fund	6,774,714	89,751	31,636	58,115

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to callable bonds, mark to market of futures contracts and investments in contingent payment debt instruments.

The tax character of distributions paid during the year ended February 28, 2021 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Fund	$918,750	$444,214	$1,362,964
Core Plus Bond Fund	458,061	182,572	640,633
Floating Rate Income Fund	27,240	—	27,240
Government Bond Fund	50,851	274	51,125
High Yield Fund	400,804	—	400,804
Income Fund	309,020	8,944	317,964
Inflation Managed Bond Fund	24,760	—	24,760
Limited Duration Bond Fund	18,949	—	18,949
Mortgage-Backed Securities Fund	85,889	29,465	115,354
Short Duration Bond Fund	88,071	—	88,071
Short Duration Core Plus Fund	101,341	—	101,341

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2020 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Fund	$875,635	$148,082	$1,023,717
Core Plus Bond Fund	475,193	—	475,193
Floating Rate Income Fund	73,433	—	73,433
Government Bond Fund	47,201	—	47,201
High Yield Fund	474,162	—	474,162
Income Fund	121,069	1,064	122,133
Inflation Managed Bond Fund	27,494	—	27,494
Limited Duration Bond Fund	29,566	—	29,566
Mortgage-Backed Securities Fund	82,556	4,350	86,906
Short Duration Bond Fund	75,183	—	75,183
Short Duration Core Plus Fund	40,999	—	40,999

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	463

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

As of February 28, 2021, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Fund	$9,162	$162,298	$1,508,851
Core Plus Bond Fund	18,768	24,368	513,422
Floating Rate Income Fund	1,210	(319,022)	(1,347)
Government Bond Fund	572	—	122,903
High Yield Fund	7,684	(638,680)	332,866
Income Fund	2,946	(33,434)	54,353
Inflation Managed Bond Fund	259	(61,768)	53,768
Limited Duration Bond Fund	216	(11,452)	17,046
Mortgage-Backed Securities Fund	1,252	2,388	81,751
Short Duration Bond Fund	22,565	—	55,869
Short Duration Core Plus Fund	22,062	1,167	58,021

The cumulative timing differences primarily consist of callable bonds, mark to market of futures contracts, investments in contingent payment debt instruments, post-October capital loss deferrals and straddle loss deferrals.

As of February 28, 2021, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Floating Rate Income Fund	$46,009	$273,013
High Yield Fund	26,496	612,184
Income Fund	33,434	—
Inflation Managed Bond Fund	61,768	—
Limited Duration Bond Fund	—	11,452

Specified ordinary losses and net capital (gains) losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2021, the Funds deferred to March 1, 2021 the following specified ordinary losses and net capital (gains) losses:

	Specified Ordinary Losses	Net Capital Losses (Gains)
		Short-Term	Long-Term
Core Bond Fund	$—	$16,745	$—
Core Plus Bond Fund	3,001	—	—
Floating Rate Income Fund	—	(702)	5,095
Government Bond Fund	—	1,919	—
Income Fund	—	7,355	—
Inflation Managed Bond Fund	—	—	954
Limited Duration Bond Fund	—	2	—	(a)
Mortgage-Backed Securities Fund	—	360	—

(a)	Amount rounds to less than one thousand.

During the year ended February 28, 2021, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
Government Bond Fund	$719	$1,256
High Yield Fund	50,917	—
Inflation Managed Bond Fund	9,306	—
Limited Duration Bond Fund	—	589
Short Duration Bond Fund	459	18,914
Short Duration Core Plus Fund	681	11,032

464	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund at February 28, 2021. Average borrowings from the Facility during the year ended February 28, 2021 were as follows:

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Government Bond Fund	$22,305	0.79%	1	$—	(a)
High Yield Fund	74,251	1.83	6	23
Income Fund	44,410	0.96	8	9

(a)	Amount rounds to less than one thousand.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2021.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which has increased to 1.25% pursuant to the amendment referenced below, plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 11, 2020, this agreement has been amended and restated for a term of 364 days, unless extended, and to include the change to the interest rate charged for borrowing from the Credit Facility to 1.25%, as noted above, and an upfront fee of 0.075% of the Credit Facility to be charged and paid by all participating funds of the Credit Facility.

The Funds did not utilize the Credit Facility during the year ended February 28, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	465

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

As of February 28, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Fund	1	14.6%	1	14.9%
Core Plus Bond Fund	1	17.6	2	31.2
Floating Rate Income Fund	2	56.8	—	—
Government Bond Fund	—	—	3	38.7
High Yield Fund	1	20.0	2	25.6
Income Fund	1	32.8	1	25.9
Inflation Managed Bond Fund	3	47.1	—	—
Limited Duration Bond Fund	2	41.5	—	—
Mortgage-Backed Securities Fund	1	32.8	—	—
Short Duration Bond Fund	1	63.8	—	—
Short Duration Core Plus Fund	3	66.1	—	—

As of February 28, 2021, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and SmartRetirement Blend Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Core Bond Fund	—	11.9%	—
Floating Rate Income Fund	—	24.1	—
High Yield Fund	—	18.1	—
Inflation Managed Bond Fund	12.5%	47.1	16.1%
Limited Duration Bond Fund	45.4	—	—
Short Duration Core Plus Fund	—	37.1	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Funds’ (except Floating Rate Income Fund and High Yield Fund) investments are comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

Floating Rate Income Fund and High Yield Fund may invest up to 100% of the Funds’ total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher

466	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts and TBA securities.

Core Bond Fund, Core Plus Bond Fund, High Yield Fund and Short Duration Core Plus Fund invest in preferred securities. These securities are typically issued by corporations, generally in the form of interest bearing notes with preferred security characteristics and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	467

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Boards of Trustees of JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Floating Rate Income Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Income Fund, JPMorgan Inflation Managed Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund and JPMorgan Short Duration Core Plus Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Floating Rate Income Fund, JPMorgan Income Fund, JPMorgan Inflation Managed Bond Fund and JPMorgan Short Duration Core Plus Fund (four of the funds constituting JPMorgan Trust I) and JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund and JPMorgan Short Duration Bond Fund (seven of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the “Funds”) as of February 28, 2021, the related statements of operations and cash flows (for JPMorgan Income Fund and JPMorgan Mortgage-Backed Securities Fund) for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations and the cash flows (for JPMorgan Income Fund and JPMorgan Mortgage-Backed Securities Fund) for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 26, 2021

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

468	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chair since 2020; Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	127	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Stephen P. Fisher (1959); Trustee of Trusts since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	127	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Kathleen M. Gallagher (1958); Trustee of the Trusts since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	127	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (financial services and insurance) (2017-present); Advisory Board Member, Fiduciary Solutions, State Street Global Advisors (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Dennis P. Harrington* (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (accounting firm) (serving in various roles 1984-2012).	127	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	127	None

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	469

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner** (1953); Trustee of Trusts since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	127	Advisory Board Member, Penso Advisors LLC (2020-present); Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Global Fiduciary Solutions Board (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Mary E. Martinez (1960); Vice Chair since 2021; Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	127	None

Marilyn McCoy (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President, Administration and Planning, Northwestern University (1985-present).	127	None

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	127	Trustee and Vice Chair, Trout Unlimited (2017-present); Trustee, American Museum of Fly Fishing (2013-present); Trustee, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American University in Cairo (1999-2014).

Marian U. Pardo*** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	127	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

470	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Boards of Trustees serve currently includes ten registered investment companies (127 funds).

*

Two family members of Mr. Harrington are employed as a partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Boards that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Boards have concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**

A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	471

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014.

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary since 2010)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.). Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)***	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)***	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management Inc. since February 2020, formerly Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from August 2006 to January 2020.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

472	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2020, and continued to hold your shares at the end of the reporting period, February 28, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Fund
Class A
Actual	$1,000.00	$993.80	$3.66	0.74%
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class C
Actual	1,000.00	991.60	6.57	1.33
Hypothetical	1,000.00	1,018.20	6.66	1.33
Class I
Actual	1,000.00	995.90	2.42	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
Class R2
Actual	1,000.00	992.10	5.33	1.08
Hypothetical	1,000.00	1,019.44	5.41	1.08
Class R3
Actual	1,000.00	993.40	4.10	0.83
Hypothetical	1,000.00	1,020.68	4.16	0.83
Class R4
Actual	1,000.00	994.70	2.82	0.57
Hypothetical	1,000.00	1,021.97	2.86	0.57
Class R5
Actual	1,000.00	995.30	2.13	0.43
Hypothetical	1,000.00	1,022.66	2.16	0.43
Class R6
Actual	1,000.00	995.80	1.58	0.32
Hypothetical	1,000.00	1,023.21	1.61	0.32

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	473

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Plus Bond Fund
Class A
Actual	$1,000.00	$1,001.00	$3.67	0.74%
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class C
Actual	1,000.00	997.80	6.79	1.37
Hypothetical	1,000.00	1,018.00	6.85	1.37
Class I
Actual	1,000.00	1,002.50	2.23	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Class R2
Actual	1,000.00	999.10	5.55	1.12
Hypothetical	1,000.00	1,019.24	5.61	1.12
Class R3
Actual	1,000.00	1,000.30	4.36	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class R4
Actual	1,000.00	1,001.60	3.13	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63
Class R5
Actual	1,000.00	1,002.30	2.33	0.47
Hypothetical	1,000.00	1,022.46	2.36	0.47
Class R6
Actual	1,000.00	1,002.80	1.84	0.37
Hypothetical	1,000.00	1,022.96	1.86	0.37

JPMorgan Floating Rate Income Fund
Class A
Actual	1,000.00	1,052.90	5.04	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99
Class C
Actual	1,000.00	1,050.40	7.57	1.49
Hypothetical	1,000.00	1,017.41	7.45	1.49
Class I
Actual	1,000.00	1,054.20	3.77	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class R6
Actual	1,000.00	1,054.50	3.46	0.68
Hypothetical	1,000.00	1,021.42	3.41	0.68

JPMorgan Government Bond Fund
Class A
Actual	1,000.00	980.50	3.63	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class C
Actual	1,000.00	977.40	6.57	1.34
Hypothetical	1,000.00	1,018.15	6.71	1.34
Class I
Actual	1,000.00	981.80	2.31	0.47
Hypothetical	1,000.00	1,022.46	2.36	0.47
Class R2
Actual	1,000.00	978.70	5.35	1.09
Hypothetical	1,000.00	1,019.39	5.46	1.09
Class R3
Actual	1,000.00	980.00	4.12	0.84
Hypothetical	1,000.00	1,020.63	4.21	0.84

474	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Government Bond Fund (continued)
Class R4
Actual	$1,000.00	$981.20	$2.90	0.59%
Hypothetical	1,000.00	1,021.87	2.96	0.59
Class R6
Actual	1,000.00	982.40	1.67	0.34
Hypothetical	1,000.00	1,023.11	1.71	0.34

JPMorgan High Yield Fund
Class A
Actual	1,000.00	1,065.10	5.02	0.98
Hypothetical	1,000.00	1,019.93	4.91	0.98
Class C
Actual	1,000.00	1,062.20	7.57	1.48
Hypothetical	1,000.00	1,017.46	7.40	1.48
Class I
Actual	1,000.00	1,066.00	3.74	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73
Class R2
Actual	1,000.00	1,063.40	6.80	1.33
Hypothetical	1,000.00	1,018.20	6.66	1.33
Class R3
Actual	1,000.00	1,064.30	5.48	1.07
Hypothetical	1,000.00	1,019.49	5.36	1.07
Class R4
Actual	1,000.00	1,065.50	4.20	0.82
Hypothetical	1,000.00	1,020.73	4.11	0.82
Class R5
Actual	1,000.00	1,067.60	3.49	0.68
Hypothetical	1,000.00	1,021.42	3.41	0.68
Class R6
Actual	1,000.00	1,066.80	2.92	0.57
Hypothetical	1,000.00	1,021.97	2.86	0.57

JPMorgan Income Fund
Class A
Actual	1,000.00	1,052.30	3.31	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class C
Actual	1,000.00	1,049.50	6.10	1.20
Hypothetical	1,000.00	1,018.84	6.01	1.20
Class I
Actual	1,000.00	1,053.70	2.04	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40
Class R6
Actual	1,000.00	1,054.80	2.04	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40

JPMorgan Inflation Managed Bond Fund
Class A
Actual	1,000.00	1,017.90	3.70	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class C
Actual	1,000.00	1,016.00	6.70	1.34
Hypothetical	1,000.00	1,018.15	6.71	1.34

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	475

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Inflation Managed Bond Fund (continued)
Class I
Actual	$1,000.00	$1,018.90	$2.70	0.54%
Hypothetical	1,000.00	1,022.12	2.71	0.54
Class R5
Actual	1,000.00	1,019.30	2.20	0.44
Hypothetical	1,000.00	1,022.61	2.21	0.44
Class R6
Actual	1,000.00	1,019.90	1.70	0.34
Hypothetical	1,000.00	1,023.11	1.71	0.34

JPMorgan Limited Duration Bond Fund
Class A
Actual	1,000.00	1,005.30	3.38	0.68
Hypothetical	1,000.00	1,021.42	3.41	0.68
Class C
Actual	1,000.00	1,003.90	5.86	1.18
Hypothetical	1,000.00	1,018.94	5.91	1.18
Class I
Actual	1,000.00	1,006.60	2.19	0.44
Hypothetical	1,000.00	1,022.61	2.21	0.44
Class R6
Actual	1,000.00	1,008.50	1.20	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24

JPMorgan Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	1,007.50	3.14	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63
Class C
Actual	1,000.00	1,005.40	5.62	1.13
Hypothetical	1,000.00	1,019.19	5.66	1.13
Class I
Actual	1,000.00	1,009.90	1.89	0.38
Hypothetical	1,000.00	1,022.91	1.91	0.38
Class R6
Actual	1,000.00	1,009.70	1.15	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

JPMorgan Short Duration Bond Fund
Class A
Actual	1,000.00	1,008.40	2.89	0.58
Hypothetical	1,000.00	1,021.92	2.91	0.58
Class C
Actual	1,000.00	1,005.80	5.37	1.08
Hypothetical	1,000.00	1,019.44	5.41	1.08
Class I
Actual	1,000.00	1,009.60	1.64	0.33
Hypothetical	1,000.00	1,023.16	1.66	0.33
Class R6
Actual	1,000.00	1,009.90	1.35	0.27
Hypothetical	1,000.00	1,023.46	1.35	0.27

476	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Short Duration Core Plus Fund
Class A
Actual	$1,000.00	$1,014.80	$3.15	0.63%
Hypothetical	1,000.00	1,021.67	3.16	0.63
Class C
Actual	1,000.00	1,012.50	5.64	1.13
Hypothetical	1,000.00	1,019.19	5.66	1.13
Class I
Actual	1,000.00	1,016.00	1.90	0.38
Hypothetical	1,000.00	1,022.91	1.91	0.38
Class R6
Actual	1,000.00	1,016.30	1.60	0.32
Hypothetical	1,000.00	1,023.21	1.61	0.32

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	477

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds has adopted the J.P. Morgan Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”) established for a J.P. Morgan Fund and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2021, the Board reviewed the Program Administrator’s annual report (the “Report”) concerning the operation of the Program for the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a J.P. Morgan Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of four liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions, including additional focus on particular asset classes and securities impacted by the COVID-19 pandemic; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; (5) the oversight of the liquidity vendor retained to perform liquidity classifications for the Program including during the COVID-19 pandemic; and (6) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by the significant market volatility created in March 2020 by the COVID-19 pandemic. The Report further summarized that the Program Administrator instituted a stressed market protocol in March 2020 to: (1) review the results of the liquidity risk framework and daily liquidity classifications of each Fund’s investments; and (2) perform additional stress testing. The Report noted that each Fund was able to meet redemption requests without significant dilution to remaining shareholders during the Program Reporting Period, including during March 2020.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

478	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

TAX LETTER

(Unaudited)

(Dollar values in thousands)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2021. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2021. The information necessary to complete your income tax returns for the calendar year ending December 31, 2021 will be provided under separate cover.

Long-Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2021:

Long-Term Capital Gain Distribution
JPMorgan Core Bond Fund	$444,214
JPMorgan Core Plus Bond Fund	182,572
JPMorgan Government Bond Fund	274
JPMorgan Income Fund	8,944
JPMorgan Mortgage-Backed Securities Fund	29,465

Qualified Interest Income (QII) and Short-Term Capital Gain

Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2021:

	Qualified Interest Income	Short-Term Capital Gain
JPMorgan Core Bond Fund	$714,882	$120,095
JPMorgan Core Plus Bond Fund	360,081	61,097
JPMorgan Government Bond Fund	46,714	4,136
JPMorgan High Yield Fund	347,195	—
JPMorgan Limited Duration Bond Fund	18,264	—
JPMorgan Short Duration Bond Fund	63,997	10,044

Treasury Income

Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2021:

Income from U.S. Treasury Obligations
JPMorgan Core Bond Fund	16.6%
JPMorgan Core Plus Bond Fund	8.1
JPMorgan Government Bond Fund	23.6
JPMorgan Inflation Managed Bond Fund	12.7
JPMorgan Mortgage-Backed Securities Fund	0.1
JPMorgan Short Duration Bond Fund	8.5
JPMorgan Short Duration Core Plus Fund	4.0

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	479

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. February 2021.	AN-INC2-221

Annual Report

J.P. Morgan Income Funds

February 28, 2021

JPMorgan Managed Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectuses for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

April 10, 2021 (Unaudited)

Dear Shareholders,

The dual advents of mass vaccinations and an exponential increase in U.S. government spending for pandemic relief and recovery have combined to accelerate an upward trend in financial markets that largely began in the second half of last year. The prospect of fully reopened economies and the expected surge in economic activity at the local, national and global scales has fueled broad investor demand for financial assets.

“It’s instructive that those who remained fully invested in the face of unprecedented uncertainty in 2020 were likely rewarded for their resilience and resolve in 2021.” — Andrea L. Lisher

Equity markets generally led the long rebound in financial markets from the initial sell-off at the declaration of the pandemic in March 2020. For the twelve months ended February 28, 2021, the S&P 500 Index returned 31.3% and the Bloomberg Barclays U.S. Aggregate returned 1.4%.

Subsequent to the end of the twelve month period, the $1.9 trillion American Rescue Plan was signed into law and early debate began on the proposed $2 trillion American Jobs Plan. Investors responded in early April by pushing the S&P 500 to close above 4,000 points for the first time.

While the uncertainty and turbulence of 2020 has receded and this year has begun with broad expectations for a robust economic recovery, investor concerns have evolved with the changing investment environment. The threat from new variants of COVID-19 and a late resurgence in infections across the globe serve as reminders that the pandemic remains a present danger. Additionally, the anticipated impact of unprecedented federal stimulus spending has led to more conventional investor worries about potential supply/demand imbalances in certain sectors of the economy as well as inflationary pressure and rising long-term interest rates.

It’s instructive that those who remained fully invested in the face of unprecedented uncertainty in 2020 were likely rewarded for their resilience and resolve in 2021. At the same time, J.P. Morgan Asset Management also has adapted to the challenges and opportunities presented over the past year to continually seek to deliver innovative and durable investment solutions grounded by our deep experience in risk management. We will continue to operate under the same fundamental practices and principles that have driven our success for more than a century and focus on the financial needs of our clients.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	1

JPMorgan Managed Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	0.86%
ICE BofAML 3-Month US Treasury Bill Index	0.40%

Net Assets as of 2/28/2021 (In Thousands)	$15,660,514
Duration as of 2/28/2021	0.7 Years

INVESTMENT OBJECTIVE**

The JPMorgan Managed Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

HOW DID THE MARKET PERFORM?

Financial markets largely recovered from a sharp sell-off in February and March of 2020, led by a sustained rally in equity markets. While bonds generally provided positive returns for the period, fixed income markets generally underperformed equity amid historically low interest rates.

Investors initially responded to the pandemic and the closure of large sectors of national economies by buying developed market government bonds as well as commodity gold. Yields on both the 10-year and 30-year U.S. Treasury bonds briefly fell to record lows in March 2020. At the end of the first quarter of 2020, leading developed market equity indexes had fallen by 20% or more and crude oil prices had plummeted by 60%.

Central banks around the world responded by cutting interest rates, initiating or extending asset purchasing programs and working to ensure liquidity in capital markets. Governments also responded with massive stimulus and relief spending. At the start of the second half of 2020, U.S. equity led a broad rebound in both developed markets and emerging markets equity that was interrupted in September and October 2020 as re-closings across parts of Asia and Europe in response to resurgent infections dented investor optimism.

However, the approvals of the first vaccines against Covid-19 in late 2020 reignited investor demand for equity amid expectations that mass vaccinations would lead to the re-opening of businesses, schools and other parts of national economies. Within fixed income markets, high yield bonds (also known as “junk bonds”) and emerging markets debt outperformed U.S investment grade debt.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class L Shares outperformed the ICE BofAML 3-Month US Treasury Bill Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s investments in fixed income asset classes that generate additional yield over U.S. Treasury bonds, including corporate bonds and asset-backed securities, were leading contributors to performance. Within the corporate bond asset class, the Fund’s relatively large allocation to the banking sector also helped relative performance.

The Fund’s investments in U.S. Treasury bonds with maturities of twelve to eighteen months were the smallest contributors to performance relative to the Benchmark. There were no significant detractors from absolute or relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund maintained exposure to floating rate notes and held non-Treasury debt securities and asset-backed securities, neither of which were included in the Benchmark.

PORTFOLIO COMPOSITION***
Corporate Bonds	64.1%
Asset-Backed Securities	5.0
Others (each less than 1.0%)	1.7
Short-Term Investments	29.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

An unaudited uncertified list of prior-day portfolio holdings of the Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding the Fund and information on holdings.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS I SHARES	July 5, 2017	0.71%	1.62%	1.05%
CLASS L SHARES	September 30, 2010	0.86	1.75	1.11

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722.

Returns for Class I Shares prior to its inception date are based on the performance of Class L Shares. The actual returns for Class I Shares would have been lower than those shown because Class I Shares have higher expenses than Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Managed Income Fund and the ICE BofAML 3-Month US Treasury Bill Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	3

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 64.4%

Aerospace & Defense — 0.5%

General Dynamics Corp.

(ICE LIBOR USD 3 Month + 0.38%), 0.58%, 5/11/2021 (a)	895	896

3.00%, 5/11/2021	25,236	25,370

3.38%, 5/15/2023	10,792	11,483

Lockheed Martin Corp. 3.35%, 9/15/2021	6,490	6,598

Northrop Grumman Corp. 3.50%, 3/15/2021	9,167	9,178

Raytheon Technologies Corp. 2.50%, 12/15/2022	20,823	21,482

		75,007

Air Freight & Logistics — 0.0% (b)

United Parcel Service, Inc.

2.05%, 4/1/2021	3,361	3,366

Automobiles — 2.7%

BMW Finance NV (Germany)

2.25%, 8/12/2022 (c)	43,052	44,220

BMW US Capital LLC (Germany)

2.00%, 4/11/2021 (c)	9,232	9,236

3.10%, 4/12/2021 (c)	17,372	17,426

3.40%, 8/13/2021 (c)	2,715	2,755

1.85%, 9/15/2021 (c) (d)	5,101	5,139

2.95%, 4/14/2022 (c)	12,727	13,100

Daimler Finance North America LLC (Germany)

2.88%, 3/10/2021 (c)	7,160	7,164

(ICE LIBOR USD 3 Month + 0.55%), 0.74%, 5/4/2021 (a) (c)	7,630	7,638

3.35%, 5/4/2021 (c)	24,887	25,017

2.00%, 7/6/2021 (c)	4,506	4,531

3.88%, 9/15/2021 (c)	21,231	21,636

3.75%, 11/5/2021 (c)	2,450	2,506

2.85%, 1/6/2022 (c)	2,139	2,184

(ICE LIBOR USD 3 Month + 0.90%), 1.09%, 2/15/2022 (a) (c)	30,000	30,228

(ICE LIBOR USD 3 Month + 0.88%), 1.06%, 2/22/2022 (a )(c)	2,850	2,872

2.55%, 8/15/2022 (c)	15,000	15,437

Hyundai Capital America

(ICE LIBOR USD 3 Month + 0.82%), 1.04%, 3/12/2021 (a) (c)	1,000	1,000

3.45%, 3/12/2021 (c)	4,818	4,822

3.00%, 3/18/2021 (c)	2,374	2,375

2.45%, 6/15/2021 (c)	3,650	3,664

3.95%, 2/1/2022 (c)	18,901	19,407

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — continued

2.85%, 11/1/2022 (c)	5,639	5,815

1.15%, 11/10/2022 (c)	50,331	50,693

Volkswagen Group of America Finance LLC (Germany)

(ICE LIBOR USD 3 Month + 0.94%), 1.14%, 11/12/2021 (a) (c)	23,245	23,384

2.90%, 5/13/2022 (c)	62,572	64,406

2.70%, 9/26/2022 (c)	14,340	14,831

0.75%, 11/23/2022 (c)	22,306	22,405

		423,891

Banks — 27.1%

ABN AMRO Bank NV (Netherlands)

(ICE LIBOR USD 3 Month + 0.57%), 0.76%, 8/27/2021 (a) (c)	30,259	30,335

3.40%, 8/27/2021 (c)	74,169	75,304

ANZ New Zealand Int’l Ltd. (New Zealand)

(ICE LIBOR USD 3 Month + 1.01%), 1.23%, 7/28/2021 (a) (c)	6,000	6,024

2.13%, 7/28/2021 (c)	635	640

2.88%, 1/25/2022 (c)	14,064	14,395

Australia & New Zealand Banking Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 0.46%), 0.65%, 5/17/2021 (a) (c)	30,330	30,359

3.30%, 5/17/2021	250	252

(ICE LIBOR USD 3 Month + 0.99%), 1.22%, 6/1/2021 (a) (c)	500	501

2.30%, 6/1/2021	12,250	12,314

(ICE LIBOR USD 3 Month + 0.87%), 1.05%, 11/23/2021 (a) (c)	2,600	2,616

2.63%, 5/19/2022	1,000	1,029

2.63%, 11/9/2022	6,000	6,240

2.05%, 11/21/2022	8,500	8,757

Banco Santander SA (Spain)

(ICE LIBOR USD 3 Month + 1.56%), 1.78%, 4/11/2022 (a)	2,000	2,029

3.50%, 4/11/2022	28,314	29,268

Bank of America Corp.

(ICE LIBOR USD 3 Month + 1.42%), 1.64%, 4/19/2021 (a)	16,918	16,951

2.63%, 4/19/2021	9,394	9,423

(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (a)	47,498	47,815

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (a)	33,831	34,638

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(ICE LIBOR USD 3 Month + 1.00%), 1.22%, 4/24/2023 (a)	7,326	7,404

Bank of Montreal (Canada)

Series D, (ICE LIBOR USD 3 Month + 0.46%), 0.68%, 4/13/2021 (a)	3,159	3,161

Series D, 3.10%, 4/13/2021	32,662	32,771

(ICE LIBOR USD 3 Month + 0.79%), 0.98%, 8/27/2021 (a)	13,949	14,000

1.90%, 8/27/2021	14,714	14,836

(ICE LIBOR USD 3 Month + 0.40%), 0.63%, 9/10/2021 (a)	58,132	58,248

(ICE LIBOR USD 3 Month + 0.57%), 0.82%, 3/26/2022 (a)	704	708

2.90%, 3/26/2022	1,270	1,306

2.10%, 6/15/2022 (c)	25,162	25,752

2.05%, 11/1/2022	4,900	5,039

Bank of Nova Scotia (The) (Canada)

2.45%, 3/22/2021	25	25

(ICE LIBOR USD 3 Month + 0.44%), 0.66%, 4/20/2021 (a)	250	250

3.13%, 4/20/2021	6,942	6,969

2.80%, 7/21/2021	2,500	2,525

2.70%, 3/7/2022	3,172	3,251

2.45%, 9/19/2022	2,925	3,023

2.00%, 11/15/2022	25,711	26,429

1.95%, 2/1/2023	2,425	2,501

1.63%, 5/1/2023	5,000	5,135

0.80%, 6/15/2023	19,996	20,190

Banque Federative du Credit Mutuel SA (France)

2.50%, 4/13/2021 (c)	1,160	1,163

1.96%, 7/21/2021 (c)	33,789	33,997

2.70%, 7/20/2022 (c)	5,000	5,163

2.13%, 11/21/2022 (c)	76,639	79,006

Barclays Bank plc (United Kingdom) 1.70%, 5/12/2022	50,084	50,846

Barclays plc (United Kingdom) 3.20%, 8/10/2021	17,326	17,547

BBVA USA

(ICE LIBOR USD 3 Month + 0.73%), 0.95%, 6/11/2021 (a)	3,462	3,466

3.50%, 6/11/2021	53,151	53,478

BNP Paribas SA (France)

(ICE LIBOR USD 3 Month + 0.39%), 0.58%, 8/7/2021 (a) (c)	68,086	68,188

2.95%, 5/23/2022 (c)	62,188	64,186

3.50%, 3/1/2023 (c)	13,317	14,110

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

BNZ International Funding Ltd. (New Zealand)

2.75%, 3/2/2021 (c)	28,462	28,462

2.90%, 2/21/2022 (c)	1,610	1,650

2.65%, 11/3/2022 (c)	12,364	12,841

Canadian Imperial Bank of Commerce (Canada)

2.55%, 6/16/2022	170	175

0.95%, 6/23/2023	74,286	75,138

(SOFR + 0.40%), 0.43%, 12/14/2023 (a)	37,574	37,688

Capital One NA

2.95%, 7/23/2021	1,704	1,718

2.15%, 9/6/2022	4,720	4,843

Citibank NA

3.40%, 7/23/2021	319	322

(ICE LIBOR USD 3 Month + 0.60%), 2.84%, 5/20/2022 (a)	576	579

Citigroup, Inc.

(ICE LIBOR USD 3 Month + 1.38%), 1.62%, 3/30/2021 (a)	2,528	2,531

(ICE LIBOR USD 3 Month + 1.19%), 1.39%, 8/2/2021 (a)	1,205	1,211

(ICE LIBOR USD 3 Month + 1.07%), 1.30%, 12/8/2021 (a)	8,030	8,085

2.90%, 12/8/2021	8,692	8,851

4.50%, 1/14/2022	31,696	32,856

2.75%, 4/25/2022	37,244	38,201

2.70%, 10/27/2022	2,758	2,861

(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (a)	37,742	38,663

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (a)	75,401	77,899

Citizens Bank NA

2.55%, 5/13/2021	33,903	33,993

(ICE LIBOR USD 3 Month + 0.72%), 0.92%, 2/14/2022 (a)	16,825	16,901

3.25%, 2/14/2022	13,158	13,494

2.65%, 5/26/2022	20,980	21,525

Commonwealth Bank of Australia (Australia)

2.55%, 3/15/2021	657	658

(ICE LIBOR USD 3 Month + 0.83%), 1.06%, 9/6/2021 (a) (c)	8,265	8,300

(ICE LIBOR USD 3 Month + 0.70%), 0.93%, 3/10/2022 (a) (c)	200	201

2.75%, 3/10/2022 (c)	3,305	3,390

2.50%, 9/18/2022 (c)	6,248	6,470

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	5

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Cooperatieve Rabobank UA (Netherlands)

(ICE LIBOR USD 3 Month + 0.43%), 0.65%, 4/26/2021 (a)	1,699	1,700

3.13%, 4/26/2021	14,735	14,800

(ICE LIBOR USD 3 Month + 0.83%), 1.05%, 1/10/2022 (a)	1,500	1,511

2.75%, 1/10/2022	8,590	8,776

3.88%, 2/8/2022	42,954	44,408

2.75%, 1/10/2023	600	627

(SOFR + 0.30%), 0.39%, 1/12/2024 (a)	48,653	48,701

Credit Agricole Corporate & Investment Bank SA (France) (ICE LIBOR USD 3 Month + 0.40%), 0.60%, 5/3/2021 (a) (c)	9,900	9,906

Credit Agricole SA (France)

2.38%, 7/1/2021 (c) (d)	3,064	3,086

(ICE LIBOR USD 3 Month + 1.43%), 1.65%, 1/10/2022 (a) (c) (d)	3,669	3,709

3.38%, 1/10/2022 (c)	37,181	38,172

Credit Suisse Group Funding Guernsey Ltd. (Switzerland)

(ICE LIBOR USD 3 Month + 2.29%), 2.51%, 4/16/2021 (a)	5,500	5,515

3.45%, 4/16/2021	15,906	15,966

3.80%, 9/15/2022	4,165	4,374

DBS Group Holdings Ltd. (Singapore)

2.85%, 4/16/2022 (c)	3,595	3,691

DNB Bank ASA (Norway)

(ICE LIBOR USD 3 Month + 1.07%), 1.30%, 6/2/2021 (a) (c)	1,066	1,069

2.38%, 6/2/2021 (c)	23,689	23,818

2.15%, 12/2/2022 (c)	47,033	48,538

DNB Boligkreditt A/S (Norway) 2.50%, 3/28/2022 (c) (d)	23,650	24,203

Fifth Third Bancorp

3.50%, 3/15/2022	19,474	20,066

2.60%, 6/15/2022	10,739	11,033

Fifth Third Bank NA

2.25%, 6/14/2021	33,715	33,852

(ICE LIBOR USD 3 Month + 0.44%), 0.66%, 7/26/2021 (a)	13,735	13,754

3.35%, 7/26/2021	6,837	6,903

2.88%, 10/1/2021	7,001	7,094

(ICE LIBOR USD 3 Month + 0.64%), 0.84%, 2/1/2022 (a)	9,070	9,118

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (a)	9,684	9,971

Huntington National Bank (The)

3.25%, 5/14/2021	14,318	14,369

3.13%, 4/1/2022	25,063	25,765

2.50%, 8/7/2022	2,565	2,641

ING Groep NV (Netherlands)

(ICE LIBOR USD 3 Month + 1.15%), 1.40%, 3/29/2022 (a)	19,085	19,294

3.15%, 3/29/2022	35,756	36,865

KeyBank NA

3.35%, 6/15/2021	7,639	7,707

3.30%, 2/1/2022	2,931	3,012

KeyCorp 5.10%, 3/24/2021	7,520	7,543

Lloyds Bank plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.49%), 0.68%, 5/7/2021 (a)	258	258

3.30%, 5/7/2021	430	433

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.80%), 1.04%, 6/21/2021 (a)	400	401

3.10%, 7/6/2021	16,809	16,975

3.00%, 1/11/2022	19,860	20,314

(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023 (a)	59,132	60,582

Mitsubishi UFJ Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.88%), 2.11%, 3/1/2021 (a)	1,207	1,207

(ICE LIBOR USD 3 Month + 0.65%), 0.87%, 7/26/2021 (a)	1,050	1,052

3.54%, 7/26/2021	19,780	20,039

(ICE LIBOR USD 3 Month + 0.92%), 1.10%, 2/22/2022 (a)	8,605	8,675

3.00%, 2/22/2022	17,770	18,233

(ICE LIBOR USD 3 Month + 0.70%), 0.93%, 3/7/2022 (a)	16,196	16,297

3.22%, 3/7/2022	5,718	5,885

2.62%, 7/18/2022	62,065	63,991

2.67%, 7/25/2022	31,940	32,972

Mizuho Bank Ltd. (Japan) 2.95%, 10/17/2022 (c)	11,505	11,974

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.48%), 1.70%, 4/12/2021 (a) (c)	1,000	1,002

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

2.63%, 4/12/2021 (c)	53,739	53,887

(ICE LIBOR USD 3 Month + 1.14%), 1.36%, 9/13/2021 (a)	288	290

2.27%, 9/13/2021	42,532	42,985

(ICE LIBOR USD 3 Month + 0.94%), 1.13%, 2/28/2022 (a)	42,153	42,514

2.95%, 2/28/2022	15,208	15,603

(ICE LIBOR USD 3 Month + 0.88%), 1.10%, 9/11/2022 (a)	5,785	5,851

2.60%, 9/11/2022	28,946	29,947

(ICE LIBOR USD 3 Month + 0.79%), 1.02%, 3/5/2023 (a)	9,738	9,839

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 3 Month + 1.00%), 1.22%, 7/12/2021 (a) (c)	2,885	2,896

1.88%, 7/12/2021	6,256	6,292

(ICE LIBOR USD 3 Month + 0.58%), 0.82%, 9/20/2021 (a) (c)	1,500	1,505

(ICE LIBOR USD 3 Month + 0.71%), 0.90%, 11/4/2021 (a) (c)	26,739	26,863

3.70%, 11/4/2021	375	383

2.80%, 1/10/2022	3,108	3,176

2.50%, 5/22/2022	21,685	22,296

1.88%, 12/13/2022	19,897	20,469

National Bank of Canada (Canada)

(ICE LIBOR USD 3 Month + 0.40%), 0.64%, 3/21/2021 (a) (c)	121,140	121,170

2.15%, 10/7/2022 (c)	34,765	35,763

2.10%, 2/1/2023	18,166	18,755

NatWest Markets plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.40%), 1.65%, 9/29/2022 (a) (c)	11,800	12,022

3.63%, 9/29/2022 (c)	41,967	44,055

Nordea Bank Abp (Finland)

(ICE LIBOR USD 3 Month + 0.99%), 1.18%, 5/27/2021 (a) (c)	2,300	2,306

2.25%, 5/27/2021 (c)	25,075	25,198

1.00%, 6/9/2023(c)	8,183	8,301

(ICE LIBOR USD 3 Month + 0.94%), 1.13%, 8/30/2023 (a) (c)	4,812	4,871

Oesterreichische Kontrollbank AG (Austria)

2.63%, 1/31/2022	6,000	6,131

Oversea-Chinese Banking Corp. Ltd. (Singapore) (ICE LIBOR USD 3 Month + 0.45%), 0.65%, 5/17/2021 (a) (c)	12,300	12,307

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

PNC Bank NA

(ICE LIBOR USD 3 Month + 0.44%), 2.23%, 7/22/2022 (a)	3,625	3,653

2.45%, 7/28/2022	2,500	2,575

(ICE LIBOR USD 3 Month + 0.42%), 2.03%, 12/9/2022 (a)	19,000	19,251

QNB Finance Ltd. (Qatar)

(ICE LIBOR USD 3 Month + 1.35%), 1.54%, 5/31/2021 (a) (e)	5,995	6,004

Royal Bank of Canada (Canada)

(ICE LIBOR USD 3 Month + 0.39%), 0.60%, 4/30/2021 (a)	6,432	6,436

3.20%, 4/30/2021	535	538

(ICE LIBOR USD 3 Month + 0.35%), 0.58%, 7/8/2021 (a)	592	593

3.35%, 10/22/2021 (c)	87,311	89,069

2.75%, 2/1/2022	5,345	5,468

1.90%, 9/23/2022 (c) (d)	44,750	45,877

1.60%, 4/17/2023	12,265	12,579

(SOFR + 0.45%), 0.48%, 10/26/2023 (a)	61,235	61,542

Santander UK Group Holdings plc (United Kingdom)

2.88%, 8/5/2021	12,900	13,041

3.57%, 1/10/2023	10,086	10,351

Skandinaviska Enskilda Banken AB (Sweden)

2.63%, 3/15/2021	21,516	21,535

(ICE LIBOR USD 3 Month + 0.43%), 0.62%, 5/17/2021 (a) (c)	3,102	3,104

3.25%, 5/17/2021 (c)	23,819	23,966

1.88%, 9/13/2021	21,446	21,626

Societe Generale SA (France)

(ICE LIBOR USD 3 Month + 1.33%), 1.56%, 4/8/2021 (a) (c)	3,500	3,505

2.50%, 4/8/2021 (c)	42,727	42,824

5.20%, 4/15/2021 (c)	29,704	29,878

3.25%, 1/12/2022 (c) (d)	15,305	15,684

4.25%, 9/14/2023 (c)	4,200	4,571

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.20%), 1.43%, 9/10/2022 (a) (c)	89,865	90,319

(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022 (a) (c)	15,971	16,148

(ICE LIBOR USD 3 Month + 1.15%), 1.37%, 1/20/2023 (a) (c)	21,030	21,259

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (a) (c)	29,187	29,455

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	7

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Sumitomo Mitsui Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.68%), 1.91%, 3/9/2021 (a)	10,649	10,653

2.93%, 3/9/2021	38,562	38,583

2.06%, 7/14/2021	79,886	80,433

(ICE LIBOR USD 3 Month + 1.14%), 1.36%, 10/19/2021 (a)	9,319	9,384

2.85%, 1/11/2022	11,388	11,637

2.78%, 7/12/2022	53,614	55,403

2.78%, 10/18/2022	700	727

Sumitomo Mitsui Trust Bank Ltd. (Japan)

0.80%, 9/12/2023 (c)	70,104	70,841

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 3 Month + 1.15%), 1.39%, 3/30/2021 (a)	2,970	2,973

2.45%, 3/30/2021	14,282	14,307

(ICE LIBOR USD 3 Month + 0.47%), 0.65%, 5/24/2021 (a)	16,959	16,977

3.35%, 5/24/2021	48,692	49,041

1.88%, 9/7/2021	2,174	2,192

Toronto-Dominion Bank (The) (Canada)

(ICE LIBOR USD 3 Month + 0.27%), 0.50%, 3/17/2021 (a)	10,393	10,395

(ICE LIBOR USD 3 Month + 1.00%), 1.24%, 4/7/2021 (a)	4,896	4,901

(ICE LIBOR USD 3 Month + 0.43%), 0.65%, 6/11/2021 (a)	1,990	1,992

3.25%, 6/11/2021	4,968	5,009

(ICE LIBOR USD 3 Month + 0.90%), 1.12%, 7/13/2021 (a)	12,166	12,203

1.80%, 7/13/2021	17,839	17,941

3.35%, 10/22/2021 (c)	71,485	72,887

2.10%, 7/15/2022 (c) (d)	25,000	25,621

1.90%, 12/1/2022	2,969	3,055

(SOFR + 0.48%), 0.51%, 1/27/2023 (a)	35,934	36,126

Truist Bank

2.80%, 5/17/2022	9,181	9,442

2.45%, 8/1/2022	10,043	10,340

Truist Financial Corp.

2.05%, 5/10/2021	5,072	5,082

3.20%, 9/3/2021	15,620	15,817

2.70%, 1/27/2022	7,983	8,144

3.05%, 6/20/2022	3,055	3,158

United Overseas Bank Ltd. (Singapore)

(ICE LIBOR USD 3 Month + 0.48%), 0.70%, 4/23/2021 (a) (c)	2,867	2,867

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

US Bancorp

4.13%, 5/24/2021	533	536

(ICE LIBOR USD 3 Month + 0.64%), 0.86%, 1/24/2022 (a)	54	54

Series V, 2.63%, 1/24/2022	143	146

US Bank NA

(ICE LIBOR USD 3 Month + 0.32%), 0.54%, 4/26/2021 (a)	3,858	3,859

3.15%, 4/26/2021	7,750	7,766

2.65%, 5/23/2022	3,213	3,302

Wells Fargo & Co.

4.60%, 4/1/2021	7,042	7,067

(ICE LIBOR USD 3 Month + 1.03%), 1.24%, 7/26/2021 (a)	63,416	63,665

3.50%, 3/8/2022	18,024	18,619

2.63%, 7/22/2022	8,530	8,802

Wells Fargo Bank NA

3.63%, 10/22/2021	24,529	24,986

(ICE LIBOR USD 3 Month + 0.65%), 2.08%, 9/9/2022 (a)	16,541	16,694

Westpac Banking Corp. (Australia)

(ICE LIBOR USD 3 Month + 1.00%), 1.19%, 5/13/2021 (a) (d)	23,847	23,894

2.10%, 5/13/2021	471	473

2.00%, 8/19/2021	5,000	5,041

(ICE LIBOR USD 3 Month + 0.85%), 1.07%, 1/11/2022 (a)	105	106

2.80%, 1/11/2022	7,908	8,081

2.50%, 6/28/2022	18,899	19,458

		4,242,122

Beverages — 0.3%

Diageo Investment Corp. (United Kingdom)

2.88%, 5/11/2022	200	206

Keurig Dr Pepper, Inc.

3.55%, 5/25/2021	33,995	34,251

3.20%, 11/15/2021	5,174	5,237

PepsiCo, Inc.

2.00%, 4/15/2021	145	145

(ICE LIBOR USD 3 Month + 0.53%), 0.77%, 10/6/2021 (a)	794	797

2.75%, 3/5/2022	1,383	1,418

2.25%, 5/2/2022	1,215	1,241

2.75%, 3/1/2023	2,744	2,883

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Beverages — continued

Suntory Holdings Ltd. (Japan) 2.55%, 6/28/2022 (c)	775	795

		46,973

Biotechnology — 1.1%

AbbVie, Inc.

(ICE LIBOR USD 3 Month + 0.35%), 0.53%, 5/21/2021 (a)	4,844	4,847

(ICE LIBOR USD 3 Month + 0.46%), 0.64%, 11/19/2021 (a)	16,600	16,641

2.15%, 11/19/2021	42,452	42,982

3.45%, 3/15/2022	21,015	21,572

3.25%, 10/1/2022	3,962	4,108

Amgen, Inc.

2.65%, 5/11/2022	20,155	20,611

3.63%, 5/15/2022	4,600	4,730

Gilead Sciences, Inc.

(ICE LIBOR USD 3 Month + 0.15%), 0.38%, 9/17/2021 (a)	42,484	42,510

4.40%, 12/1/2021	2,448	2,498

3.25%, 9/1/2022	10,600	11,004

		171,503

Capital Markets — 6.2%

Bank of New York Mellon Corp. (The)

2.05%, 5/3/2021	3,730	3,736

3.55%, 9/23/2021	122	124

(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (a)	230	236

CDP Financial, Inc. (Canada) 2.13%, 6/11/2021 (c)	1,120	1,126

Charles Schwab Corp. (The) 3.25%, 5/21/2021	2,057	2,066

Credit Suisse AG (Switzerland)

3.00%, 10/29/2021	9,401	9,567

(SOFR + 0.45%), 0.48%, 2/4/2022 (a)	7,254	7,271

2.80%, 4/8/2022	35,811	36,798

1.00%, 5/5/2023	105,756	107,157

(SOFR + 0.39%), 0.46%, 2/2/2024 (a)	24,506	24,562

Daiwa Securities Group, Inc. (Japan)

3.13%, 4/19/2022 (c)	10,536	10,860

Goldman Sachs Group, Inc. (The)

5.75%, 1/24/2022	46,369	48,625

3.00%, 4/26/2022	39,866	40,022

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (a)	8,458	8,595

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

(SOFR + 0.41%), 0.44%, 1/27/2023 (a)	8,607	8,616

(SOFR + 0.54%), 0.63%, 11/17/2023 (a)	30,940	31,035

ING Bank NV (Netherlands)

2.75%, 3/22/2021 (c) (d)	38,798	38,854

5.00%, 6/9/2021 (c)	23,353	23,653

Macquarie Bank Ltd. (Australia)

(ICE LIBOR USD 3 Month + 0.45%), 0.63%, 11/24/2021 (a) (c)	61,406	61,571

2.10%, 10/17/2022 (c)	16,235	16,689

0.44%, 12/16/2022 (c)	114,770	114,980

Morgan Stanley

2.63%, 11/17/2021	7,099	7,217

2.75%, 5/19/2022	43,329	44,609

(SOFR + 0.47%), 0.56%, 11/10/2023 (a)	18,781	18,807

(SOFR + 0.46%), 0.53%, 1/25/2024 (a)	85,943	85,987

State Street Corp.

1.95%, 5/19/2021	275	276

(SOFR + 2.69%), 2.82%, 3/30/2023 (a)	9,223	9,480

(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023 (a)	7,486	7,696

UBS AG (Switzerland)

1.75%, 4/21/2022 (c)	138,078	140,280

(SOFR + 0.36%), 0.38%, 2/9/2024 (a) (c)	29,727	29,803

UBS Group AG (Switzerland)

(ICE LIBOR USD 3 Month + 1.78%), 2.01%, 4/14/2021 (a) (c)	700	701

(ICE LIBOR USD 3 Month + 1.53%), 1.73%, 2/1/2022 (a) (c)	6,937	7,034

2.65%, 2/1/2022 (c)	20,513	20,949

USAA Capital Corp. 2.63%, 6/1/2021 (c)	2,600	2,616

		971,598

Chemicals — 0.0% (b)

Air Liquide Finance SA (France) 1.75%, 9/27/2021 (c)	6,000	6,045

Consumer Finance — 4.8%

American Express Co.

(ICE LIBOR USD 3 Month + 0.53%), 0.72%, 5/17/2021 (a)	15,264	15,273

3.38%, 5/17/2021	32,439	32,564

(ICE LIBOR USD 3 Month + 0.60%), 0.80%, 11/5/2021 (a)	10,563	10,598

3.70%, 11/5/2021	8,938	9,122

2.75%, 5/20/2022	6,000	6,168

2.50%, 8/1/2022	9,360	9,635

2.65%, 12/2/2022	4,312	4,486

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	9

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

American Express Credit Corp.

2.25%, 5/5/2021	3,416	3,422

(ICE LIBOR USD 3 Month + 0.70%), 0.93%, 3/3/2022 (a)	18,810	18,926

2.70%, 3/3/2022	1,127	1,152

American Honda Finance Corp.

(ICE LIBOR USD 3 Month + 0.35%), 0.57%, 6/11/2021 (a)	1,125	1,126

1.65%, 7/12/2021	4,940	4,965

1.70%, 9/9/2021	23,180	23,357

(ICE LIBOR USD 3 Month + 0.35%), 0.55%, 11/5/2021 (a)	900	902

(ICE LIBOR USD 3 Month + 0.15%), 0.33%, 2/22/2023 (a)	82,500	82,541

0.88%, 7/7/2023	21,078	21,298

Capital One Financial Corp.

3.45%, 4/30/2021	92,167	92,408

4.75%, 7/15/2021	364	370

(ICE LIBOR USD 3 Month + 0.95%), 1.18%, 3/9/2022 (a)	4,297	4,331

3.05%, 3/9/2022	2,155	2,211

2.60%, 5/11/2023	23,755	24,812

Caterpillar Financial Services Corp.

Series I, (ICE LIBOR USD 3 Month + 0.39%), 0.58%, 5/17/2021 (a)	6,790	6,795

Series I, 2.65%, 5/17/2021	399	401

1.70%, 8/9/2021	5,861	5,899

2.75%, 8/20/2021	452	457

(ICE LIBOR USD 3 Month + 0.28%), 0.51%, 9/7/2021 (a)	500	501

3.15%, 9/7/2021	11,976	12,156

1.93%, 10/1/2021	1,048	1,058

(ICE LIBOR USD 3 Month + 0.22%), 0.46%, 1/6/2022 (a)	11,747	11,767

2.95%, 2/26/2022	20,107	20,645

0.95%, 5/13/2022	36,407	36,699

2.85%, 6/1/2022	1,000	1,032

0.25%, 3/1/2023	4,297	4,292

Hyundai Capital Services, Inc. (South Korea)

2.88%, 3/16/2021 (c)	2,980	2,983

3.00%, 3/6/2022 (c)	1,517	1,549

3.00%, 8/29/2022 (c)	300	310

John Deere Capital Corp.

2.80%, 3/4/2021	143	143

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

2.88%, 3/12/2021	134	134

(ICE LIBOR USD 3 Month + 0.40%), 0.63%, 6/7/2021 (a)	6,806	6,813

2.30%, 6/7/2021	12,737	12,808

3.90%, 7/12/2021	282	286

3.20%, 1/10/2022	188	193

2.95%, 4/1/2022	5,377	5,535

1.95%, 6/13/2022	2,020	2,065

0.55%, 7/5/2022	24,865	24,977

PACCAR Financial Corp.

3.15%, 8/9/2021	755	765

1.65%, 8/11/2021	150	151

Toyota Motor Credit Corp.

(ICE LIBOR USD 3 Month + 0.20%), 0.42%, 3/12/2021 (a)	7,493	7,493

1.90%, 4/8/2021	1,860	1,863

(ICE LIBOR USD 3 Month + 0.28%), 0.50%, 4/13/2021 (a)	12,658	12,663

2.95%, 4/13/2021	134	134

(ICE LIBOR USD 3 Month + 0.13%), 0.32%, 8/13/2021 (a)	20,230	20,238

(ICE LIBOR USD 3 Month + 0.29%), 0.53%, 10/7/2021 (a)	29,807	29,854

(ICE LIBOR USD 3 Month + 0.15%), 0.35%, 2/14/2022 (a)	32,250	32,295

1.15%, 5/26/2022	69,400	70,163

0.45%, 7/22/2022	16,520	16,574

(SOFR + 0.33%), 0.42%, 1/11/2024 (a)	23,375	23,399

		744,757

Diversified Financial Services — 1.7%

AIG Global Funding

(ICE LIBOR USD 3 Month + 0.46%), 0.71%, 6/25/2021 (a) (c)	26,543	26,581

3.35%, 6/25/2021 (c)	2,755	2,782

1.90%, 10/6/2021 (c)	513	518

0.80%, 7/7/2023 (c)	8,857	8,939

(SOFR + 0.38%), 0.41%, 12/15/2023 (a) (c)	87,384	87,483

Berkshire Hathaway, Inc. 2.75%, 3/15/2023	12,964	13,551

CK Hutchison International 16 Ltd. (United Kingdom) 1.88%, 10/3/2021 (c)	21,084	21,249

Hutchison Whampoa International 11 Ltd. (United Kingdom) 4.63%, 1/13/2022 (c)	2,659	2,754

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Financial Services — continued

National Rural Utilities Cooperative Finance Corp.

2.70%, 2/15/2023	1,503	1,563

Series D, (ICE LIBOR USD 3 Month + 0.07%), 0.26%, 2/16/2023 (a)	64,834	64,818

NTT Finance Corp. (Japan) 0.37%, 3/3/2023 (c)	26,418	26,422

Shell International Finance BV (Netherlands) 1.88%, 5/10/2021	482	484

Siemens Financieringsmaatschappij NV (Germany) 2.90%, 5/27/2022 (c)	16,110	16,643

		273,787

Diversified Telecommunication Services — 0.2%

AT&T, Inc.

(ICE LIBOR USD 3 Month + 0.75%), 0.98%, 6/1/2021 (a)	275	275

(ICE LIBOR USD 3 Month + 0.95%), 1.19%, 7/15/2021 (a)	275	276

Deutsche Telekom International Finance BV (Germany) 1.95%, 9/19/2021 (c)	200	202

Telstra Corp. Ltd. (Australia) 4.80%, 10/12/2021 (c)	14,365	14,760

Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.00%), 1.22%, 3/16/2022 (a)	15,916	16,074

		31,587

Electric Utilities — 2.5%

American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	9,732	9,975

Duke Energy Corp.

(ICE LIBOR USD 3 Month + 0.50%), 0.70%, 5/14/2021 (a) (c)	12,043	12,054

1.80%, 9/1/2021	1,549	1,559

3.55%, 9/15/2021	3,000	3,028

Duke Energy Florida LLC Series A, (ICE LIBOR USD 3 Month + 0.25%), 0.44%, 11/26/2021 (a)	6,370	6,378

Duke Energy Progress LLC Series A, (ICE LIBOR USD 3 Month + 0.18%), 0.37%, 2/18/2022 (a)	10,995	10,995

Enel Finance International NV (Italy) 2.88%, 5/25/2022 (c)	2,985	3,071

Entergy Louisiana LLC 0.62%, 11/17/2023	37,533	37,615

Eversource Energy Series K, 2.75%, 3/15/2022	13,076	13,374

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Florida Power & Light Co.

(ICE LIBOR USD 3 Month + 0.38%), 0.60%, 7/28/2023 (a)	75,061	75,064

LG&E and KU Energy LLC

4.38%, 10/1/2021	11,425	11,571

NextEra Energy Capital Holdings, Inc.

(ICE LIBOR USD 3 Month + 0.48%), 0.67%, 5/4/2021 (a)	6,000	6,005

2.40%, 9/1/2021	26,946	27,236

(ICE LIBOR USD 3 Month + 0.72%), 0.91%, 2/25/2022 (a)	16,275	16,376

2.90%, 4/1/2022	5,283	5,430

(ICE LIBOR USD 3 Month + 0.27%), 0.45%, 2/22/2023 (a)	70,324	70,349

Ohio Power Co. Series M, 5.38%, 10/1/2021	3,950	4,066

PacifiCorp 3.85%, 6/15/2021	1,862	1,867

PPL Electric Utilities Corp.

3.00%, 9/15/2021	8,283	8,349

2.50%, 9/1/2022	719	738

Public Service Co. of Colorado

2.50%, 3/15/2023	1,527	1,572

Public Service Electric and Gas Co.

1.90%, 3/15/2021	1,404	1,405

Southern Co. (The) 2.35%, 7/1/2021	20,666	20,767

Tampa Electric Co. 5.40%, 5/15/2021	8,574	8,660

Virginia Electric and Power Co. 2.95%, 1/15/2022 (d)	9,181	9,329

Wisconsin Electric Power Co. 2.95%, 9/15/2021	17,261	17,396

		384,229

Electrical Equipment — 0.0% (b)

ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	2,104	2,167

Electronic Equipment, Instruments & Components — 0.1%

ABB Treasury Center USA, Inc. (Switzerland) 4.00%, 6/15/2021 (c)	7,271	7,348

Tyco Electronics Group SA (Switzerland)

3.50%, 2/3/2022	9,366	9,565

		16,913

Entertainment — 0.1%

TWDC Enterprises 18 Corp. 2.35%, 12/1/2022	2,993	3,098

Walt Disney Co. (The) 1.65%, 9/1/2022	8,366	8,534

		11,632

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	11

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — 0.2%

Scentre Group Trust 1 (Australia) 2.38%, 4/28/2021 (c)	35,910	35,962

Food & Staples Retailing—0.5%

7-Eleven, Inc.

(ICE LIBOR USD 3 Month + 0.45%), 0.65%, 8/10/2022 (a) (c)	35,857	35,899

0.63%, 2/10/2023 (c)	32,305	32,362

Kroger Co. (The) 2.95%, 11/1/2021	4,000	4,063

Seven & i Holdings Co. Ltd. (Japan) 3.35%, 9/17/2021 (c)	5,420	5,510

Walmart, Inc. 3.13%, 6/23/2021	3,600	3,633

		81,467

Food Products — 0.5%

Cargill, Inc.

3.05%, 4/19/2021 (c)	16,251	16,312

3.30%, 3/1/2022 (c)	335	342

General Mills, Inc.

(ICE LIBOR USD 3 Month + 0.54%), 0.76%, 4/16/2021 (a)	16,387	16,398

3.20%, 4/16/2021	8,918	8,949

Mondelez International Holdings Netherlands BV 2.00%, 10/28/2021 (c)	21,095	21,298

Mondelez International, Inc. 0.63%, 7/1/2022	17,862	17,931

Tyson Foods, Inc. 2.25%, 8/23/2021	4,632	4,669

		85,899

Gas Utilities — 0.4%

CenterPoint Energy Resources Corp.

(ICE LIBOR USD 3 Month + 0.50%), 0.68%, 3/2/2023 (a)	54,780	54,780

Health Care Providers & Services — 0.5%

CVS Health Corp.

(ICE LIBOR USD 3 Month + 0.72%), 0.95%, 3/9/2021 (a)	1,169	1,169

3.35%, 3/9/2021	31,808	31,826

4.13%, 5/15/2021	2,642	2,646

2.13%, 6/1/2021	31,232	31,320

UnitedHealth Group, Inc.

2.13%, 3/15/2021	5,488	5,492

2.88%, 12/15/2021	4,877	4,973

		77,426

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Products — 0.1%

Church & Dwight Co., Inc. 2.45%, 8/1/2022	267	274

Kimberly-Clark Corp. 3.88%, 3/1/2021	51	51

Procter & Gamble Co. (The) 2.15%, 8/11/2022	4,470	4,597

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (c)	8,031	8,236

		13,158

Independent Power and Renewable Electricity Producers — 0.0% (b)

Exelon Generation Co. LLC

3.40%, 3/15/2022	2,602	2,675

4.25%, 6/15/2022	2,204	2,282

		4,957

Industrial Conglomerates — 0.1%

Honeywell International, Inc. 1.85%, 11/1/2021	971	980

Roper Technologies, Inc.

0.45%, 8/15/2022	5,554	5,563

3.13%, 11/15/2022	3,798	3,948

		10,491

Insurance — 6.7%

American International Group, Inc. 4.88%, 6/1/2022	5,686	6,002

Athene Global Funding

3.00%, 7/1/2022 (c)	1,137	1,174

0.95%, 1/8/2024 (c)	55,505	55,613

Berkshire Hathaway Finance Corp. 3.00%, 5/15/2022	6,699	6,930

Equitable Financial Life Global Funding 0.50%, 11/17/2023 (c)	17,819	17,837

Guardian Life Global Funding

2.00%, 4/26/2021 (c)	8,903	8,927

1.95%, 10/27/2021 (c)	6,143	6,211

2.50%, 5/8/2022 (c)	6,481	6,652

Jackson National Life Global Funding

(ICE LIBOR USD 3 Month + 0.31%), 0.53%, 3/16/2021 (a) (c)	42,932	42,938

2.25%, 4/29/2021 (c)	12,027	12,069

(ICE LIBOR USD 3 Month + 0.48%), 0.70%, 6/11/2021 (a) (c)	11,100	11,114

3.30%, 6/11/2021 (c)	13,300	13,413

2.10%, 10/25/2021 (c)	15,740	15,931

3.30%, 2/1/2022 (c)	36,819	37,845

2.50%, 6/27/2022 (c)	4,008	4,120

(SOFR + 0.60%), 0.62%, 1/6/2023 (a) (c)	72,662	73,113

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Insurance — continued

MassMutual Global Funding II

2.00%, 4/15/2021 (c)	39,456	39,542

(ICE LIBOR USD 3 Month + 0.15%), 0.39%, 1/7/2022 (a) (c)	37,588	37,632

2.50%, 4/13/2022 (c)	1,024	1,049

2.50%, 10/17/2022 (c)	5,200	5,387

Met Tower Global Funding 0.55%, 7/13/2022 (c)	46,636	46,812

Metropolitan Life Global Funding I

(SOFR + 0.50%), 0.52%, 5/28/2021 (a) (c)	10,000	10,011

3.45%, 10/9/2021 (c)	2,740	2,794

3.88%, 4/11/2022 (c)	899	935

2.40%, 6/17/2022 (c)	14,000	14,367

3.00%, 1/10/2023 (c)	140	147

1.95%, 1/13/2023 (c)	1,670	1,720

0.90%, 6/8/2023 (c)	13,139	13,287

0.45%, 9/1/2023 (c)	35,932	35,958

(SOFR + 0.32%), 0.35%, 1/7/2024 (a) (c)	24,200	24,240

New York Life Global Funding

(ICE LIBOR USD 3 Month + 0.32%), 0.51%, 8/6/2021 (a) (c)	26,265	26,299

3.25%, 8/6/2021 (c)	4,912	4,976

1.70%, 9/14/2021 (c)	9,086	9,158

(ICE LIBOR USD 3 Month + 0.28%), 0.50%, 1/21/2022 (a) (c)	53,815	53,948

2.30%, 6/10/2022 (c)	7,169	7,370

0.40%, 9/20/2022 (c)	96,257	96,462

1.10%, 5/5/2023 (c)	5,820	5,911

Pricoa Global Funding I 2.20%, 6/3/2021 (c)	575	578

Principal Life Global Funding II

(ICE LIBOR USD 3 Month + 0.33%), 0.56%, 3/2/2021 (a) (c)	25,528	25,528

(ICE LIBOR USD 3 Month + 0.40%), 0.64%, 10/6/2021 (a) (c)	53,288	53,398

1.25%, 5/11/2023 (c) (d)	72,716	74,161

Protective Life Global Funding

(ICE LIBOR USD 3 Month + 0.52%), 0.77%, 6/28/2021 (a) (c)	41,100	41,170

3.40%, 6/28/2021 (c) (d)	10,751	10,859

2.92%, 4/15/2022 (c)	54,958	56,620

1.08%, 6/9/2023 (c)	11,987	12,181

Reliance Standard Life Global Funding II

2.15%, 1/21/2023 (c)	13,150	13,516

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

Suncorp-Metway Ltd. (Australia) 2.80%, 5/4/2022 (c)	6,710	6,911

		1,052,816

IT Services — 0.4%

Fidelity National Information Services, Inc.

0.38%, 3/1/2023	19,987	19,979

IBM Credit LLC 3.60%, 11/30/2021	3,240	3,319

International Business Machines Corp.

(ICE LIBOR USD 3 Month + 0.40%), 0.59%, 5/13/2021 (a)	45,073	45,109

		68,407

Machinery — 0.0% (b)

Caterpillar, Inc. 3.90%, 5/27/2021	4,249	4,286

Deere & Co. 2.60%, 6/8/2022	2,600	2,662

		6,948

Media — 0.1%

Cox Communications, Inc. 3.25%, 12/15/2022 (c)	11,321	11,871

Fox Corp. 3.67%, 1/25/2022	100	103

		11,974

Metals & Mining — 0.3%

BHP Billiton Finance USA Ltd. (Australia)

3.25%, 11/21/2021	9,920	10,139

2.88%, 2/24/2022	6,747	6,920

Newmont Corp. 3.63%, 6/9/2021	24,540	24,624

		41,683

Multiline Retail — 0.0% (b)

Target Corp. 2.90%, 1/15/2022	149	153

Multi-Utilities — 0.6%

CenterPoint Energy, Inc. 3.60%, 11/1/2021	15,425	15,762

Consolidated Edison Co. of New York, Inc.

Series C, (ICE LIBOR USD 3 Month + 0.40%), 0.65%, 6/25/2021 (a)	36,263	36,308

Consolidated Edison, Inc. 2.00%, 5/15/2021	1,750	1,753

Dominion Energy, Inc. Series C, 2.00%, 8/15/2021	10,163	10,218

Engie SA (France) 2.88%, 10/10/2022 (c)	1,975	2,050

Public Service Enterprise Group, Inc. 2.00%, 11/15/2021	6,089	6,153

Sempra Energy

(ICE LIBOR USD 3 Month + 0.45%), 0.67%, 3/15/2021 (a)	10,052	10,054

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	13

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Multi-Utilities — continued

Southern Co. Gas Capital Corp.

3.50%, 9/15/2021	6,931	6,995

		89,293

Oil, Gas & Consumable Fuels — 1.4%

BP Capital Markets America, Inc.

4.74%, 3/11/2021	25,325	25,352

2.11%, 9/16/2021	6,692	6,745

3.25%, 5/6/2022	44,944	46,484

2.52%, 9/19/2022	5,471	5,650

Chevron USA, Inc. 0.33%, 8/12/2022	25,750	25,785

Enbridge, Inc. (Canada)

(SOFR + 0.40%), 0.43%, 2/17/2023 (a)	13,243	13,271

Equinor ASA (Norway)

2.75%, 11/10/2021	7,771	7,893

2.45%, 1/17/2023	1,733	1,801

Exxon Mobil Corp. 1.57%, 4/15/2023	25,122	25,748

Marathon Petroleum Corp. 5.13%, 3/1/2021	16,254	16,254

Phillips 66 4.30%, 4/1/2022	33,539	34,946

Saudi Arabian Oil Co. (Saudi Arabia)

2.75%, 4/16/2022 (c)	5,989	6,109

Total Capital International SA (France)

2.22%, 7/12/2021	3,997	4,018

		220,056

Personal Products — 0.0% (b)

Estee Lauder Cos., Inc. (The)

1.70%, 5/10/2021	1,550	1,552

Pharmaceuticals — 1.5%

AstraZeneca plc (United Kingdom)

2.38%, 6/12/2022	21,386	21,900

Bristol-Myers Squibb Co.

2.55%, 5/14/2021	15,284	15,352

2.25%, 8/15/2021	13,150	13,272

2.60%, 5/16/2022	86,356	88,784

3.25%, 8/15/2022	6,683	6,967

3.55%, 8/15/2022	15,977	16,723

2.75%, 2/15/2023	550	575

Eli Lilly and Co. 2.35%, 5/15/2022	250	256

EMD Finance LLC (Germany) 2.95%, 3/19/2022(c)	8,680	8,880

GlaxoSmithKline Capital plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.35%), 0.54%, 5/14/2021 (a)	12,992	13,001

2.85%, 5/8/2022	6,699	6,904

2.88%, 6/1/2022	13,869	14,283

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued

GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	5,968	6,257

Johnson & Johnson 2.25%, 3/3/2022	334	340

Merck & Co., Inc. 2.35%, 2/10/2022	133	136

Viatris, Inc. 1.13%, 6/22/2022 (c)	18,826	18,990

Zoetis, Inc. (ICE LIBOR USD 3 Month + 0.44%), 0.62%, 8/20/2021 (a)	818	820

		233,440

Road & Rail — 0.2%

Penske Truck Leasing Co. LP

3.65%, 7/29/2021 (c)	2,111	2,133

3.38%, 2/1/2022 (c)	31,629	32,321

Ryder System, Inc.

2.88%, 6/1/2022	1,270	1,306

2.50%, 9/1/2022	314	323

		36,083

Software — 0.4%

Microsoft Corp. 2.65%, 11/3/2022	1,204	1,246

Oracle Corp.

2.80%, 7/8/2021	52	52

2.50%, 5/15/2022	36,376	37,216

2.50%, 10/15/2022	24,931	25,829

		64,343

Specialty Retail — 0.1%

AutoZone, Inc. 2.50%, 4/15/2021	5,275	5,279

Home Depot, Inc. (The) 3.25%, 3/1/2022	3,500	3,606

		8,885

Technology Hardware, Storage & Peripherals — 0.2%

Apple, Inc.

(ICE LIBOR USD 3 Month + 0.50%), 0.69%, 2/9/2022 (a)	150	151

2.30%, 5/11/2022	4,512	4,616

2.70%, 5/13/2022	2,043	2,103

1.70%, 9/11/2022	19,229	19,668

		26,538

Thrifts & Mortgage Finance — 1.9%

BPCE SA (France)

(ICE LIBOR USD 3 Month + 0.19%), 0.37%, 8/19/2021 (a) (c)	10,000	10,004

2.75%, 12/2/2021	17,700	18,028

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Thrifts & Mortgage Finance — continued

(ICE LIBOR USD 3 Month + 0.30%), 0.53%, 1/14/2022 (a) (c)	71,931	72,099

(SOFR + 0.44%), 0.47%, 2/17/2022 (a) (c)	111,302	111,548

3.00%, 5/22/2022 (c)	6,630	6,844

2.75%, 1/11/2023 (c)	7,750	8,082

Nationwide Building Society (United Kingdom)

2.45%, 7/27/2021 (c)	1,350	1,362

(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (a) (c)	23,914	24,736

0.55%, 1/22/2024 (c)	45,392	45,311

		298,014

Tobacco — 0.5%

Altria Group, Inc. 4.75%, 5/5/2021	47,436	47,797

BAT International Finance plc (United Kingdom) 3.25%, 6/7/2022 (c)	2,655	2,746

Philip Morris International, Inc.

4.13%, 5/17/2021	760	766

2.38%, 8/17/2022	11,680	12,007

2.50%, 8/22/2022	14,245	14,701

2.50%, 11/2/2022	4,975	5,145

		83,162

Wireless Telecommunication Services — 0.5%

Rogers Communications, Inc. (Canada) (ICE LIBOR USD 3 Month + 0.60%), 0.84%, 3/22/2022 (a)	70,607	71,020

Total Corporate Bonds (Cost $10,046,984)		10,084,084

Asset-Backed Securities — 4.9%

Ally Auto Receivables Trust

Series 2019-4, Class A2, 1.93%, 10/17/2022	581	582

Series 2018-2, Class A3, 2.92%, 11/15/2022	695	700

Series 2019-2, Class A3, 2.23%, 1/16/2024	3,354	3,399

AmeriCredit Automobile Receivables Trust

Series 2018-3, Class A3, 3.38%, 7/18/2023	8,007	8,093

Series 2020-3, Class A2, 0.42%, 3/18/2024	12,695	12,709

Capital One Multi-Asset Execution Trust

Series 2019-A1, Class A1, 2.84%, 12/15/2024	156,400	160,330

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CarMax Auto Owner Trust

Series 2018-1, Class A3, 2.48%, 11/15/2022	2,554	2,569

Series 2019-3, Class A2A, 2.21%, 12/15/2022	4,446	4,461

Series 2020-2, Class A2A, 1.75%, 1/17/2023	4,338	4,356

Series 2019-4, Class A2A, 2.01%, 3/15/2023	11,238	11,298

Series 2020-4, Class A2, 0.31%, 1/16/2024	43,121	43,153

Carvana Auto Receivables Trust

Series 2020-P1, Class A2, 0.28%, 11/8/2023	7,870	7,873

Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022 (c) (f)	18,618	18,822

CNH Equipment Trust Series 2019-C, Class A2, 1.99%, 3/15/2023	8,569	8,609

Discover Card Execution Note Trust Series 2019-A1, Class A1, 3.04%, 7/15/2024	100,164	102,627

Exeter Automobile Receivables Trust

Series 2021-1A, Class A2, 0.30%, 6/15/2023	16,147	16,148

Series 2021-1A, Class A3, 0.34%, 3/15/2024	2,855	2,855

Ford Credit Auto Lease Trust

Series 2020-A, Class A3, 1.85%, 3/15/2023	11,800	11,927

Series 2021-A, Class A2, 0.19%, 7/15/2023	48,290	48,279

Ford Credit Auto Owner Trust

Series 2018-A, Class A3, 3.03%, 11/15/2022	1,437	1,448

Series 2017-C, Class A4, 2.16%, 3/15/2023	4,221	4,247

Series 2019-A, Class A3, 2.78%, 9/15/2023	3,200	3,251

Series 2020-C, Class A2, 0.25%, 10/15/2023	44,692	44,696

Series 2017-1, Class A, 2.62%, 8/15/2028(c)	15,225	15,559

Series 2017-2, Class A, 2.36%, 3/15/2029 (c)	22,280	22,950

GM Financial Automobile Leasing Trust

Series 2020-3, Class A2A, 0.35%, 11/21/2022	18,719	18,734

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	15

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

GM Financial Consumer Automobile Receivables Trust

Series 2019-4, Class A2A, 1.84%, 11/16/2022	569	570

Series 2020-4, Class A2, 0.26%, 11/16/2023	6,465	6,467

Series 2019-1, Class A3, 2.97%, 11/16/2023	924	937

Honda Auto Receivables Owner Trust

Series 2018-1, Class A3, 2.64%, 2/15/2022	541	543

Series 2019-3, Class A2, 1.90%, 4/15/2022	1,145	1,148

Series 2018-2, Class A3, 3.01%, 5/18/2022	372	374

Series 2019-4, Class A2, 1.86%, 6/20/2022	12,030	12,078

Series 2020-3, Class A2, 0.27%, 2/21/2023	6,248	6,250

Series 2019-1, Class A3, 2.83%, 3/20/2023	617	627

Hyundai Auto Lease Securitization Trust

Series 2019-A, Class A3, 2.98%, 7/15/2022 (c)	6,164	6,193

Hyundai Auto Receivables Trust

Series 2019-B, Class A2, 1.93%, 7/15/2022	3,203	3,210

John Deere Owner Trust Series 2019-B, Class A2, 2.28%, 5/16/2022	156	156

Mercedes-Benz Auto Lease Trust

Series 2019-B, Class A2, 2.01%, 12/15/2021	6,161	6,170

Series 2020-B, Class A2, 0.31%, 2/15/2023	23,171	23,182

Series 2021-A, Class A2, 0.18%, 3/15/2023	40,736	40,728

Mercedes-Benz Auto Receivables Trust

Series 2019-1, Class A2A, 2.04%, 6/15/2022	885	887

Nissan Auto Lease Trust Series 2019-A, Class A3, 2.76%, 3/15/2022	6,109	6,144

Nissan Auto Receivables Owner Trust

Series 2017-C, Class A3, 2.12%, 4/18/2022	95	95

Santander Drive Auto Receivables Trust

Series 2020-4, Class A2, 0.42%, 9/15/2023	13,619	13,629

Series 2020-3, Class A2, 0.46%, 9/15/2023	42,670	42,707

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tesla Auto Lease Trust Series 2020-A, Class A3, 0.68%, 12/20/2023 (c)	11,952	12,037

Toyota Auto Receivables Owner Trust

Series 2017-D, Class A3, 1.93%, 1/18/2022	190	190

Series 2019-D, Class A2, 1.92%, 7/15/2022	291	293

Series 2018-C, Class A3, 3.02%, 12/15/2022	2,328	2,353

Volvo Financial Equipment LLC Series 2019-2A, Class A2, 2.02%, 8/15/2022 (c)	12,413	12,473

Total Asset-Backed Securities (Cost $780,325)		779,116

Supranational — 0.7%

European Investment Bank (Supranational)

2.50%, 4/15/2021	109,855	110,164

2.13%, 10/15/2021	1,483	1,501

Total Supranational (Cost $111,669)		111,665

Foreign Government Securities — 0.7%

Svensk Exportkredit AB (Sweden)

(SOFR + 1.00%), 1.03%, 5/25/2023 (a) (Cost $107,568)	105,820	107,827

Certificates of Deposit—0.3%

Nordea Bank Abp (Finland)

(ICE LIBOR USD 3 Month + 0.11%), 0.35%, 3/21/2022 (a)	4,000	4,003

UBS AG (Switzerland)

0.46%, 12/2/2022	39,769	40,000

Total Certificates Of Deposit (Cost $43,769)		44,003

Short-Term Investments — 29.4%

Certificates of Deposit — 10.4%

Bank of Nova Scotia (The) (Canada)

(SOFR + 0.17%), 0.20%, 2/25/2022 (a)	46,572	46,584

Barclays Bank plc (United Kingdom)

0.70%, 7/29/2021	26,734	26,788

BNP Paribas SA (France)

0.27%, 8/5/2021	3,535	3,537

Canadian Imperial Bank of Commerce (Canada)

0.42%, 6/22/2021	36,589	36,626

(ICE LIBOR USD 3 Month + 0.11%), 0.35%, 1/3/2022 (a)	69,540	69,598

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

Chiba Bank Ltd. (Japan)

0.36%, 3/19/2021	25,617	25,619

0.31%, 5/7/2021	37,858	37,862

Credit Agricole Corporate and Investment Bank (France)

(ICE LIBOR USD 3 Month + 0.21%), 0.40%, 8/9/2021 (a)	33,599	33,632

(ICE LIBOR USD 3 Month + 0.48%), 0.71%, 9/17/2021 (a)	60,754	60,912

Credit Industriel et Commercial (France) 0.25%, 8/13/2021	5,500	5,502

Credit Suisse AG (Switzerland) 0.31%, 9/16/2021	20,900	20,914

Deutsche Bank AG (Germany) 0.63%, 7/26/2021	150,000	150,031

First Abu Dhabi Bank USA NV

(ICE LIBOR USD 3 Month + 0.17%), 0.39%, 12/14/2021 (a)	22,600	22,612

Kookmin Bank (South Korea)

(ICE LIBOR USD 3 Month + 0.27%), 0.48%, 10/29/2021 (a)	18,789	18,808

(ICE LIBOR USD 3 Month + 0.25%), 0.48%, 12/13/2021 (a)	79,128	79,202

Lloyds Bank Corporate Markets plc (United Kingdom)

0.35%, 10/1/2021	48,300	48,345

0.24%, 2/22/2022	43,502	43,502

MUFG Bank Ltd. (Japan)

0.32%, 8/13/2021	270	270

0.32%, 10/15/2021	76,650	76,710

Nordea Bank Abp (Finland)

(ICE LIBOR USD 3 Month + 0.32%), 0.50%, 11/19/2021 (a)	49,420	49,537

(ICE LIBOR USD 3 Month + 0.00%), 0.22%, 1/24/2022 (a)	60,150	60,150

(ICE LIBOR USD 3 Month + 0.23%), 0.45%, 1/28/2022 (a)	79,442	79,593

Norinchukin Bank (The) (Japan)

0.37%, 12/1/2021	143,842	143,984

0.37%, 12/3/2021	99,752	99,851

Royal Bank of Canada (Canada)

(ICE LIBOR USD 3 Month + 0.11%), 0.33%, 12/15/2021 (a)	99,900	99,979

Shinhan Bank (South Korea)

0.40%, 7/19/2021	23,497	23,513

0.58%, 8/23/2021	13,440	13,461

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

0.45%, 9/13/2021	28,072	28,098

0.47%, 10/4/2021	12,707	12,720

0.47%, 10/7/2021	11,990	12,003

0.47%, 11/3/2021	19,819	19,843

0.47%, 11/5/2021	17,890	17,912

0.47%, 12/3/2021	21,883	21,913

Shizuoka Bank Ltd. (Japan) 0.35%, 3/19/2021	18,627	18,628

Societe Generale SA (France) 0.32%, 9/17/2021	68,210	68,258

Sumitomo Mitsui Banking Corp. (Japan)

(ICE LIBOR USD 3 Month + 0.32%), 0.50%, 11/22/2021 (a)	27,265	27,321

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 3 Month + 0.26%), 0.50%, 1/6/2022 (a)	4,554	4,564

Woori Bank (South Korea)

(ICE LIBOR USD 3 Month + 0.25%), 0.47%, 1/31/2022 (a)	13,428	13,428

Total Certificates of Deposit (Cost $1,620,315)		1,621,810

Commercial Paper — 14.5%

ABN AMRO Funding USA LLC (Netherlands)

0.27%, 6/1/2021 (c) (g)	10,000	9,993

0.27%, 6/4/2021 (c) (g)	15,000	14,989

American Honda Finance Corp.

0.32%, 3/26/2021 (g)	6,917	6,916

AT&T, Inc.

0.38%, 11/16/2021 (c) (g)	16,554	16,516

0.40%, 12/14/2021 (c) (g)	63,204	63,041

Banco del Estado de Chile (Chile)

0.41%, 11/24/2021 (c) (g)	38,389	38,314

Banco Santander SA (Spain)

0.51%, 8/17/2021 (c) (g)	3,500	3,497

0.50%, 8/31/2021 (c) (g)	40,680	40,644

0.46%, 9/2/2021 (c) (g)	43,340	43,301

0.43%, 9/7/2021 (c) (g)	54,488	54,438

Barclays Bank plc (United Kingdom)

0.30%, 2/9/2022 (c) (g)	25,445	25,393

0.30%, 2/10/2022 (c) (g)	28,038	27,981

BAT International Finance plc (United Kingdom)

0.35%, 3/22/2021 (c) (g)	33,083	33,079

0.32%, 4/22/2021 (c) (g)	27,500	27,490

0.32%, 4/23/2021 (c) (g)	9,500	9,497

0.35%, 4/27/2021 (c) (g)	5,600	5,598

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	17

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

BNP Paribas SA (France) 0.40%, 7/8/2021 (g)	54,000	53,972

BNZ International Funding Ltd. (New Zealand)

0.32%, 11/30/2021 (c) (g)	39,691	39,639

BP Capital Markets plc (United Kingdom)

0.38%, 11/1/2021 (c) (g)	11,440	11,419

0.38%, 11/4/2021 (c) (g)	13,599	13,573

0.30%, 1/11/2022 (c) (g)	14,786	14,749

0.29%, 1/28/2022 (c) (g)	4,600	4,588

BPCE SA (France) 0.29%, 9/1/2021 (c) (g)	18,700	18,683

Electricite de France SA (France) 0.56%, 6/28/2021 (c) (g)	88,000	87,925

Enel Finance America LLC

0.40%, 7/12/2021 (c) (g)	44,100	44,051

0.40%, 10/14/2021 (c) (g)	22,600	22,551

0.43%, 2/9/2022 (c) (g)	49,100	48,927

0.43%, 2/11/2022 (c) (g)	4,250	4,235

Engie SA (France) 0.63%, 7/1/2021 (c) (g)	31,654	31,628

Eni Finance USA, Inc. (Italy)

0.41%, 3/15/2021 (c) (g)	45,717	45,714

0.58%, 7/30/2021 (c) (g)	35,510	35,462

0.58%, 10/18/2021 (c) (g)	29,110	29,043

0.57%, 10/29/2021 (c) (g)	15,000	14,964

Entergy Corp. 0.30%, 3/16/2021 (c) (g)	50,000	49,994

First Abu Dhabi Bank PJSC (United Arab Emirates) 0.40%, 8/27/2021 (c) (g)	219,783	219,594

Glencore Funding LLC (Australia)

0.59%, 3/19/2021 (c) (g)	11,300	11,298

0.35%, 7/12/2021 (c) (g)	27,500	27,464

0.40%, 8/5/2021 (c) (g)	39,400	39,339

Goldman Sachs International

0.33%, 1/12/2022 (c) (g)	22,075	22,021

Honeywell International, Inc. 0.35%, 5/4/2021 (c) (g)	30,550	30,545

HSBC USA, Inc.

0.44%, 3/8/2021 (c) (g)	26,697	26,696

0.44%, 4/1/2021 (c) (g)	15,750	15,747

0.34%, 8/3/2021 (c) (g)	31,495	31,453

0.30%, 11/3/2021 (c) (g)	30,000	29,928

0.35%, 2/25/2022 (c) (g)	35,746	35,612

KEB Hana Bank (South Korea)

0.40%, 3/16/2021 (c) (g)	18,801	18,800

0.40%, 7/23/2021 (c) (g)	20,391	20,378

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

LVMH Moet Hennessy Louis Vuitton SE (France)

0.41%, 7/2/2021 (c) (g)	88,100	88,056

0.28%, 9/23/2021 (c) (g)	6,000	5,994

0.22%, 12/20/2021 (c) (g)	18,000	17,974

LVMH Moet Hennessy Louis Vuitton, Inc. (France) 0.34%, 8/2/2021 (c) (g)	6,330	6,326

National Bank of Canada (Canada) 0.24%, 7/15/2021 (c) (g)	25,500	25,485

National Grid North America, Inc. 0.27%, 3/30/2021 (c) (g)	8,018	8,017

NatWest Markets plc (United Kingdom)

0.61%, 4/29/2021 (c) (g)	44,006	43,992

0.66%, 7/26/2021 (c) (g)	41,741	41,699

0.38%, 1/4/2022 (c) (g)	9,306	9,281

Ontario Teachers’ Finance Trust (Canada) 0.22%, 6/4/2021 (c) (g)	39,000	38,991

Rogers Communications, Inc. (Canada) 0.55%, 8/26/2021 (c) (g)	39,663	39,599

Schlumberger Holdings Corp. 0.47%, 8/2/2021 (c) (g)	10,000	9,993

Shell International Finance BV (Netherlands)

0.50%, 5/20/2021 (c) (g)	100,000	99,970

0.50%, 5/25/2021 (c) (g)	10,231	10,228

Shinhan Bank (South Korea) 0.45%, 10/15/2021 (c) (g)	22,770	22,727

Suncor Energy, Inc. (Canada)

0.33%, 4/21/2021 (c) (g)	10,689	10,685

0.33%, 4/26/2021 (c) (g)	16,316	16,310

Telstra Corp Ltd. (Australia) 0.30%, 2/7/2022 (c) (g)	26,091	26,024

Telstra Corp. Ltd. (Australia) 0.40%, 10/27/2021 (c) (g)	50,220	50,137

Walt Disney Co. (The)

0.50%, 6/15/2021 (c) (g)	16,000	15,987

0.32%, 7/21/2021 (c) (g)	28,028	27,997

0.40%, 7/23/2021 (c) (g)	19,250	19,228

Waste Management, Inc.

0.35%, 7/1/2021 (c) (g)	73,000	72,941

0.45%, 9/17/2021 (c) (g)	46,928	46,866

Total Commercial Paper (Cost $2,273,567)		2,275,186

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued

Investment Companies — 3.8%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (h) (i) (Cost $596,016)	595,791	596,089

Investment of Cash Collateral from Securities Loaned — 0.1%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.14% (h) (i)	2	2

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (h) (i)	7,482	7,482

Total Investment of Cash Collateral from Securities Loaned (Cost $7,484)		7,484

	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 0.6%

Wells Fargo Securities LLC, 0.74%, dated 2/26/2021, due 6/25/2021, repurchase price $100,245, collateralized by Collateralized Mortgage Obligations, 0.27%—6.00%, due 1/15/2026—7/17/2053, with the value of $108,397. (Cost $100,000)	100,000	100,000

Total Short-Term Investments (Cost $4,597,382)		4,600,569

Total Investments — 100.4% (Cost $15,687,697)		15,727,264
Liabilities in Excess of Other Assets — (0.4)%		(66,750)

NET ASSETS — 100.0%		15,660,514

Percentages indicated are based on net assets.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 is $7,277.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(g)	The rate shown is the effective yield as of February 28, 2021.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	19

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2021

(Amounts in thousands, except per share amounts)

JPMorgan Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$15,023,691
Investments in affiliates, at value	596,089
Investment of cash collateral received from securities loaned, at value (See Note 2.D.)	7,484
Repurchase agreements, at value	100,000
Cash	53,008
Receivables:
Fund shares sold	27,912
Interest from non-affiliates	54,206
Dividends from affiliates	33
Securities lending income (See Note 2.D.)	1

Total Assets	15,862,424

LIABILITIES:
Payables:
Distributions	304
Investment securities purchased	135,234
Collateral received on securities loaned (See Note 2.D.)	7,484
Fund shares redeemed	55,771
Accrued liabilities:
Investment advisory fees	1,142
Administration fees	380
Service fees	1,214
Custodian and accounting fees	127
Trustees’ and Chief Compliance Officer’s fees	1
Other	253

Total Liabilities	201,910

Net Assets	$15,660,514

NET ASSETS:
Paid-in-Capital	$15,659,645
Total distributable earnings (loss)	869

Total Net Assets	$15,660,514

Net Assets:
Class I	$65,404
Class L	15,595,110

Total	$15,660,514

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class I	6,524
Class L	1,553,390

Net Asset Value (a):
Class I — Offering and redemption price per share	$10.03
Class L — Offering and redemption price per share	10.04

Cost of investments in non-affiliates	$14,984,197
Cost of investments in affiliates	596,016
Cost of repurchase agreements	100,000
Investment securities on loan, at value (See Note 2.D.)	7,277
Cost of investment of cash collateral (See Note 2.D.)	7,484

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2021

(Amounts in thousands)

JPMorgan Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$166,006
Dividend income from affiliates	2,291
Income from securities lending (net) (See Note 2.D.)	62

Total investment income	168,359

EXPENSES:
Investment advisory fees	21,374
Administration fees	9,671
Service fees:
Class I	168
Class L	14,182
Custodian and accounting fees	518
Interest expense to affiliates	11
Professional fees	190
Trustees’ and Chief Compliance Officer’s fees	69
Printing and mailing costs	40
Registration and filing fees	923
Transfer agency fees (See Note 2.H.)	95
Other	211

Total expenses	47,452

Less fees waived	(13,172)

Net expenses	34,280

Net investment income (loss)	134,079

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(42,133)
Investments in affiliates	(499)
Futures contracts	7,703

Net realized gain (loss)	(34,929)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(6,891)
Investments in affiliates	(25)

Change in net unrealized appreciation/depreciation	(6,916)

Net realized/unrealized gains (losses)	(41,845)

Change in net assets resulting from operations	$92,234

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	21

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Managed Income Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$134,079	$291,833
Net realized gain (loss)	(34,929)	15,484
Change in net unrealized appreciation/depreciation	(6,916)	41,001

Change in net assets resulting from operations	92,234	348,318

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(616)	(1,851)
Class L	(141,538)	(296,830)

Total distributions to shareholders	(142,154)	(298,681)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,133,237	2,638,847

NET ASSETS:
Change in net assets	2,083,317	2,688,484
Beginning of period	13,577,197	10,888,713

End of period	$15,660,514	$13,577,197

CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$105,603	$134,027
Distributions reinvested	587	1,643
Cost of shares redeemed	(113,478)	(90,146)

Change in net assets resulting from Class I capital transactions	(7,288)	45,524

Class L
Proceeds from shares issued	17,036,231	14,124,757
Distributions reinvested	137,393	292,756
Cost of shares redeemed	(15,033,099)	(11,824,190)

Change in net assets resulting from Class L capital transactions	2,140,525	2,593,323

Total change in net assets resulting from capital transactions	$2,133,237	$2,638,847

SHARE TRANSACTIONS:
Class I
Issued	10,542	13,362
Reinvested	59	164
Redeemed	(11,359)	(8,983)

Change in Class I Shares	(758)	4,543

Class L
Issued	1,697,070	1,406,451
Reinvested	13,710	29,144
Redeemed	(1,499,953)	(1,177,319)

Change in Class L Shares	210,827	258,276

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	23

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Managed Income Fund
Class I
Year Ended February 28, 2021	$10.05	$0.09		$(0.02)	$0.07	$(0.09)	$—	(f)	$(0.09)
Year Ended February 29, 2020	10.01	0.22		0.06	0.28	(0.23)	(0.01)		(0.24)
Year Ended February 28, 2019	9.99	0.24	(g)	(0.01)	0.23	(0.21)	—	(f)	(0.21)
July 5, 2017 (h) through February 28, 2018	10.02	0.09		(0.02)	0.07	(0.09)	(0.01)		(0.10)

Class L
Year Ended February 28, 2021	10.06	0.09		(0.01)	0.08	(0.10)	—	(f)	(0.10)
Year Ended February 29, 2020	10.02	0.24		0.05	0.29	(0.24)	(0.01)		(0.25)
Year Ended February 28, 2019	10.00	0.23	(g)	0.02	0.25	(0.23)	—	(f)	(0.23)
Year Ended February 28, 2018	10.02	0.14		(0.01)	0.13	(0.14)	(0.01)		(0.15)
Year Ended February 28, 2017	10.00	0.10		0.02	0.12	(0.10)	—	(f)	(0.10)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.03	0.71%	$65,404	0.39%	0.86%		0.48%	110%
10.05	2.76	73,170	0.40	2.22		0.49	82
10.01	2.39	27,406	0.39	2.36	(g)	0.51	107
9.99	0.64	1,160	0.39	1.37		0.50	103

10.04	0.86	15,595,110	0.24	0.94		0.33	110
10.06	2.91	13,504,027	0.24	2.41		0.34	82
10.02	2.54	10,861,307	0.24	2.31	(g)	0.35	107
10.00	1.28	8,548,082	0.24	1.41		0.34	103
10.02	1.18	8,127,381	0.24	0.97		0.35	114

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversification Classification
JPMorgan Managed Income Fund	Class I and Class L	Diversified

The investment objective of the Fund is to seek current income while seeking to maintain a low volatility of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. No sales charges are assessed with respect to the Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$779,116	$—	$779,116
Certificates of Deposit	—	44,003	—	44,003
Corporate Bonds	—	10,084,084	—	10,084,084
Foreign Government Securities	—	107,827	—	107,827
Supranational	—	111,665	—	111,665
Short-Term Investments
Certificates of Deposit	—	1,621,810	—	1,621,810
Commercial Paper	—	2,275,186	—	2,275,186
Investment Companies	596,089	—	—	596,089
Investment of Cash Collateral from Securities Loaned	7,484	—	—	7,484
Repurchase Agreements	—	100,000	—	100,000

Total Short-Term Investments	603,573	3,996,996	—	4,600,569

Total Investments in Securities	$603,573	$15,123,691	$—	$15,727,264

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.

As of February 28, 2021, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

C. Repurchase Agreements — The Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

The Fund’s repurchase agreements are not subject to master netting arrangements.

D. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.

The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

The following table presents the Fund’s value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of February 28, 2021.

Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$7,277	$(7,277)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Fund to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.15% to 0.06%. For the year ended February 28, 2021, JPMIM waived fees associated with the Fund’s investment in the JPMorgan U.S. Government Money Market Fund as follows:

$2

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).

E. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (b)	$360,019	$18,761,590	$18,524,996	$(499)	$(25)	$596,089	595,791	$2,291		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.14% (a) (b)	4,501	137,500	142,000	1 *	— (c)	2	2	48	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	1,864	106,303	100,685	—	—	7,482	7,482	7	*	—

Total	$366,384	$19,005,393	$18,767,681	$(498)	$(25)	$603,573		$2,346		$—

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

F. Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Fund’s futures contracts activity during the year ended February 28, 2021:

Futures Contracts — Interest Rate:
Average Notional Balance Long	$522,787

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

H. Allocation of Income and Expenses — Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the year ended February 28, 2021 are as follows:

	Class I	Class L	Total
Transfer agency fees	$2	$93	$95

I. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2021, no liability for Federal income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	29

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts:

Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$(11)	$1,069	$(1,058)

The reclassifications for the Fund relate primarily to callable bonds.

K. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Fund’s financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.15% of the Fund’s average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund’s average daily net assets, plus 0.050% of the Fund’s average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund’s average daily net assets between $20 billion and $25 billion, plus 0.01% of the Fund’s average daily net assets in excess of $25 billion. For the year ended February 28, 2021, the effective rate was 0.07% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMCB serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s principal underwriter and promotes and arranges for the sale of the Fund’s shares. JPMDS receives no compensation in its capacity as the Fund’s underwriter.

D. Service Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class I	Class L
0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class I	Class L
0.40%	0.25%

The expense limitation agreement was in effect for the year ended February 28, 2021 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2021.

For the year ended February 28, 2021, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$7,027	$4,686	$2	$11,715

Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

The amount of these waivers resulting from investments in these money market funds for the year ended February 28, 2021 was $1,457.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2021, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$11,127,602	$9,937,660	$545,848	$844,332

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2021 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$15,692,902	$36,898	$2,536	$34,362

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	31

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to callable bonds.

The tax character of distributions paid during the year ended February 28, 2021 was as follows:

Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$142,123	$31	$142,154

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2020 was as follows:

Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$298,109	$572	$298,681

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2021, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$338	$(33,435)	$34,362

The cumulative timing differences primarily consist of callable bonds.

As of February 28, 2021, the Fund had net capital loss carryforwards which are available to offset future realized gains:

Capital Loss Carryforward Character
Short-Term	Long-Term
$20,697	$12,738

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 28, 2021, the Fund deferred to March 1, 2021 the following net capital losses of:

Net Capital Losses
Short-Term	Long-Term
$—	$14

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Fund had no borrowings outstanding from another fund during the year ended February 28, 2021.

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2021.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which has increased to 1.25% pursuant to the amendment referenced below, plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 11, 2020, this agreement has been amended and restated for a term of 364 days, unless extended, and to include the change to the interest rate charged for borrowing from the Credit Facility to 1.25%, as noted above, and an upfront fee of 0.075% of the Credit Facility to be charged and paid by all participating funds of the Credit Facility.

The Fund did not utilize the Credit Facility during the year ended February 28, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 28, 2021, the Fund had one individual shareholder and/or affiliated omnibus account, which owned 82.6% of the Fund’s outstanding shares.

Significant shareholder transactions by this shareholder may impact the Fund’s performance and liquidity.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund’s net assets could be adversely affected.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	33

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Fund is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Managed Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Managed Income Fund (one of the funds constituting JPMorgan Trust I, referred to hereafter as the “Fund”) as of February 28, 2021, the related statement of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

April 26, 2021

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	35

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chair since 2020; Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	127	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Stephen P. Fisher (1959); Trustee of Trust since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	127	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Kathleen M. Gallagher (1958); Trustee of Trust since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	127	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (financial services and insurance) (2017-present); Advisory Board Member, Fiduciary Solutions, State Street Global Advisors (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Dennis P. Harrington* (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (accounting firm) (serving in various roles 1984-2012).	127	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	127	None

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Name (Year of Birth); Positions With the Fund (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner** (1953); Trustee of Trust since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	127	Advisory Board Member, Penso Advisors LLC (2020-present); Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Global Fiduciary Solutions Board (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Mary E. Martinez (1960); Vice Chair since 2021; Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	127	None

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President, Administration and Planning, Northwestern University (1985-present).	127	None

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	127	Trustee and Vice Chair, Trout Unlimited (2017-present); Trustee, American Museum of Fly Fishing (2013-present); Trustee, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American University in Cairo (1999-2014).

Marian U. Pardo*** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	127	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	37

TRUSTEES

(Unaudited) (continued)

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (127 funds).

*

Two family members of Mr. Harrington are employed as a partner and managing director, respectively, of the Fund’s independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Fund’s financial statements and do not provide other services to the Fund. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**

A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (since 2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary since 2010)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.). Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)***	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)***	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management Inc. since February 2020, formerly Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from August 2006 to January 2020.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	39

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2020, and continued to hold your shares at the end of the reporting period, February 28, 2021.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Managed Income Fund
Class I
Actual	$1,000.00	$1,001.70	$1.94	0.39%
Hypothetical	1,000.00	1,022.86	1.96	0.39
Class L
Actual	1,000.00	1,002.40	1.19	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

The Fund has adopted the J.P. Morgan Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”) established for a J.P. Morgan Fund and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2021, the Board reviewed the Program Administrator’s annual report (the “Report”) concerning the operation of the Program for the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a J.P. Morgan Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodi-

cally review the Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of the Fund into one of four liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions, including additional focus on particular asset classes and securities impacted by the COVID-19 pandemic; (3) whether the Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule), as well as whether an HLIM should be established for the Fund (and, for J.P. Morgan Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether the J.P. Morgan Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether the Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; (5) the oversight of the liquidity vendor retained to perform liquidity classifications for the Program including during the COVID-19 pandemic; and (6) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by the significant market volatility created in March 2020 by the COVID-19 pandemic. The Report further summarized that the Program Administrator instituted a stressed market protocol in March 2020 to: (1) review the results of the liquidity risk framework and daily liquidity classifications of the Fund’s investments; and (2) perform additional stress testing. The Report noted that the Fund was able to meet redemption requests without significant dilution to remaining shareholders during the Program Reporting Period, including during March 2020.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage the Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to the Fund during the Program Reporting Period.

FEBRUARY 28, 2021	J.P. MORGAN INCOME FUNDS	41

TAX LETTER

(Unaudited)

(Dollar values in thousands)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended February 28, 2021. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2021.The information necessary to complete your income tax returns for the calendar year ending December 31, 2021 will be provided under separate cover.

Long-Term Capital Gain

The Fund distributed $31, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2021.

Treasury Income

The Fund had 1.38%, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2021.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2021

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-766-7722 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-766-7722 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. February 2021.	AN-INC3-221

Annual Report

J.P. Morgan Municipal Bond Funds

February 28, 2021

JPMorgan High Yield Municipal Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

JPMorgan Tax Free Bond Fund

JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

April 10, 2021 (Unaudited)

Dear Shareholders,

The dual advents of mass vaccinations and an exponential increase in U.S. government spending for pandemic relief and recovery have combined to accelerate an upward trend in financial markets that largely began in the second half of last year. The prospect of fully reopened economies and the expected surge in economic activity at the local, national and global scales has fueled broad investor demand for financial assets.

“It’s instructive that those who remained fully invested in the face of unprecedented uncertainty in 2020 were likely rewarded for their resilience and resolve in 2021.” — Andrea L. Lisher

Equity markets generally led the long rebound in financial markets from the initial sell-off at the declaration of the pandemic in March 2020. For the twelve months ended February 28, 2021, the S&P 500 Index returned 31.3% and the Bloomberg Barclays U.S. Aggregate returned 1.4%.

Subsequent to the end of the twelve month period, the $1.9 trillion American Rescue Plan was signed into law and early debate began on the proposed $2 trillion American Jobs Plan. Investors responded in early April by pushing the S&P 500 to close above 4,000 points for the first time.

While the uncertainty and turbulence of 2020 has receded and this year has begun with broad expectations for a robust economic recovery, investor concerns have evolved with the changing investment environment. The threat from new variants of COVID-19 and a late resurgence in infections across the globe serve as reminders that the pandemic remains a present danger. Additionally, the anticipated impact of unprecedented federal stimulus spending has led to more conventional investor worries about potential supply/demand imbalances in certain sectors of the economy as well as inflationary pressure and rising long-term interest rates.

It’s instructive that those who remained fully invested in the face of unprecedented uncertainty in 2020 were likely rewarded for their resilience and resolve in 2021. At the same time, J.P. Morgan Asset Management also has adapted to the challenges and opportunities presented over the past year to continually seek to deliver innovative and durable investment solutions grounded by our deep experience in risk management. We will continue to operate under the same fundamental practices and principles that have driven our success for more than a century and focus on the financial needs of our clients.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	1

J.P. Morgan Municipal Bond Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

Financial markets largely recovered from a sharp sell-off in February and March of 2020, led by a sustained rally in equity markets. While bonds generally provided positive returns for the period, fixed income markets underperformed equity markets amid historically low interest rates.

Investors initially responded to the pandemic and the closure of large sectors of national economies by buying developed market government bonds as well as commodity gold. Yields on both the 10-year and 30-year U.S. Treasury bonds briefly fell to record lows in March 2020. By the end of the first quarter of 2020, leading developed market equity indexes had fallen by 20% or more and crude oil prices had plummeted by 60%.

Central banks around the world responded by cutting interest rates, initiating or extending asset purchasing programs and working to ensure liquidity in capital markets. Governments also responded with massive stimulus and relief spending. At the start of the second half of 2020, U.S. equity led a broad rebound in both developed markets and emerging markets equity, which was interrupted in September and October 2020 as re-closings across parts of Asia and Europe in response to resurgent infections dented investor optimism.

However, the approvals of the first vaccines against COVID-19 in late 2020 reignited investor demand for equity amid expectations that mass vaccinations would lead to the re-opening of businesses, schools and other parts of national economies. Within the municipal bond market, the difference between yields on municipal bonds and U.S. Treasury bonds — known credit spreads — widened and the yield curve steepened as bond markets recovered from the sell at the beginning of the period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

For the twelve months ended February 28, 2021, the Bloomberg Barclays U.S. Aggregate Index returned 1.38% and the Bloomberg Barclays U.S. Municipal Index returned 1.06%.

2	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

JPMorgan High Yield Municipal Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(0.51)%
Bloomberg Barclays U.S. Municipal Index	1.06%
Bloomberg Barclays High Yield Municipal Bond Index	1.27%

Net Assets as of 2/28/2021 (In Thousands)	$489,751
Duration as of 2/28/2021	7.6 Years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Municipal Fund (the “Fund”) seeks a high level of current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Municipal Index (the “Benchmark”) and the Bloomberg Barclays High Yield Municipal Bond Index.

Relative to the Benchmark, the Fund’s overweight allocation to bonds rated BBB was a leading detractor from performance. The Fund’s lower quality bias and longer relative duration in the hospitals sector and its underweight allocation to the prerefunded sector also detracted from relative performance. Generally, bonds with longer duration will experience a greater decrease in price than shorter duration bonds when interest rates rise.

The Fund’s out-of-Benchmark allocation to bonds rated BB was a leading contributor to relative performance. The Fund’s security selection in the industrial development revenue/pollution control revenue sector and in unrated and below-investment-grade bonds in the local general obligation sector also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s assets were invested in municipal bonds, with a small allocation to loan assignments. The Fund’s largest allocations were to bonds rated BBB and non-rated bonds while its smallest allocations were to bonds rated AAA and single-B. At the end of the reporting period, the Fund’s duration was 7.6 years compared with 5.3 years for the Benchmark.

CREDIT QUALITY ALLOCATIONS***
AAA	1.3%
AA	9.4
A	11.1
BBB	27.5
BB	17.1
B	2.3
NR	31.3

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	3

JPMorgan High Yield Municipal Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 17, 2007
With Sales Charge*		(4.30)%	3.06%	3.81%
Without Sales Charge		(0.61)	3.86	4.22
CLASS C SHARES	September 17, 2007
With CDSC**		(2.11)	3.33	3.81
Without CDSC		(1.11)	3.33	3.81
CLASS I SHARES	September 17, 2007	(0.51)	3.96	4.33
CLASS R6 SHARES	November 1, 2018	(0.41)	4.01	4.36

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective November 1, 2018, the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Municipal Fund, the Bloomberg Barclays U.S. Municipal Index and the Bloomberg Barclays High Yield Municipal Bond Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Municipal Index and the Bloomberg Barclays High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The Bloomberg Barclays U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	0.43%
Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index	1.64%

Net Assets as of 2/28/2021 (In Thousands)	$1,604,249
Duration as of 2/28/2021	3.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For twelve months ended February 28, 2021, the Fund underperformed the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocations to bonds at the short end and long end of the yield curve were leading detractors from performance as interest rates fell on bonds of shorter maturities and rose on bonds of longer maturities. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s security selection in the transportation and hospital sectors and its underweight allocation to the industrial development revenue/pollution control revenue sector also detracted from relative performance.

The Fund’s overweight allocations to bonds rated single A and lower as well as to local general obligation bonds were leading contributors to relative performance. The Fund’s underweight allocation to the pre-refunded sector also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund employed a bottom-up, security selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk while maintaining the Fund’s bias toward higher quality issuances.

CREDIT QUALITY ALLOCATIONS***
AAA	12.4%
AA	50.7
A	22.4
BBB	8.8
BB	0.3
NR	5.4

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	5

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 4, 1998
With Sales Charge*		(1.83)%	1.04%	1.14%
Without Sales Charge		0.43	1.51	1.37
CLASS C SHARES	November 1, 2001
With CDSC**		(1.09)	0.99	0.96
Without CDSC		(0.09)	0.99	0.96
CLASS I SHARES	June 19, 2009	0.87	1.98	1.86
CLASS R6 SHARES	October 1, 2018	0.92	1.99	1.86

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 2.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.25%
Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	1.38%

Net Assets as of 2/28/2021 (In Thousands)	$309,072
Duration as of 2/28/2021	5.2 Years

INVESTMENT OBJECTIVE**

The JPMorgan Sustainable Municipal Income Fund (the “Fund”) seeks current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration was a leading detractor from performance as interest rates generally rose on bonds with maturities of ten years and longer. Generally, bonds with longer duration will experience a greater decrease in price than shorter duration bonds when interest rates rise. The Fund’s overweight allocation and security selection in the education sector and its security selection in the leasing sector also detracted from relative performance.

The Fund’s underweight position in bonds rated AA and its overweight position in bonds rated single A were leading contributors to relative performance. The Fund’s security selection in the housing sector and its underweight position in the state general obligation sector also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to emphasize higher yielding sectors, particularly the housing sector. At the end of the period, the Fund’s duration was 5.2 years and the Benchmark’s was 4.3 years.

CREDIT QUALITY ALLOCATIONS***
AAA	16.4%
AA	43.9
A	22.3
BBB	11.2
BB	1.7
NR	4.5

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	7

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 23, 1993
With Sales Charge*		(2.69)%	1.60%	2.72%
Without Sales Charge		1.09	2.38	3.11
CLASS C SHARES	November 4, 1997
With CDSC**		(0.46)	1.83	2.65
Without CDSC		0.54	1.83	2.65
CLASS I SHARES	February 9, 1993	1.25	2.63	3.37
CLASS R6 SHARES	November 6, 2017	1.46	2.70	3.40

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Sustainable Municipal Income Fund and the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. 1-15 Year Blend (1-17)

Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	0.66%
Bloomberg Barclays U.S. Municipal Index	1.06%

Net Assets as of 2/28/2021 (In Thousands)	$629,180
Duration as of 2/28/2021	6.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund underperformed the Bloomberg Barclays U.S. Municipal Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration, particularly in the transportation and hospitals sectors, was a leading detractor from performance as interest rates rose on bonds with maturities of ten years and longer. Generally, bonds with longer duration will experience a larger decrease in price than bonds of shorter duration as interest rates rise. The Fund’s underweight allocation to the education sector also detracted from relative performance.

The Fund’s overweight allocation to bonds rated single A and lower were leading contributors to relative performance. The Fund’s overweight allocations to the leasing and electric sectors and its underweight allocation to the special tax sector, which includes bonds backed by sales and/or personal taxes, also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.

CREDIT QUALITY ALLOCATIONS***
AAA	13.1%
AA	41.7
A	23.1
BBB	14.9
BB	1.8
B	1.0
NR	4.4

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	9

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 1988
With Sales Charge*		(3.09)%	2.42%	3.70%
Without Sales Charge		0.66	3.21	4.10
CLASS C SHARES	July 1, 2008
With CDSC**		(0.93)	2.59	3.55
Without CDSC		0.07	2.59	3.55
CLASS I SHARES	February 1, 1995	0.88	3.43	4.30
CLASS R6 SHARES	October 1, 2018	0.93	3.45	4.31

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/11 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund and the Bloomberg Barclays U.S. Municipal Index from February 28, 2011 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg Barclays U.S. Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

JPMorgan Ultra-Short Municipal Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.51%
Bloomberg Barclays 1 Year Municipal Bond Index	1.33%

Net Assets as of 2/28/2021 (In Thousands)	$6,810,622
Duration as of 2/28/2021	0.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Ultra-Short Municipal Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2021, the Fund underperformed the Bloomberg Barclays 1 Year Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection and overweight position in the hospitals sector was a leading detractor from performance. The Fund’s out-of-Benchmark allocation to variable rate demand notes, which do not benefit from changes in interest rates, also detracted from relative performance. The Fund’s underweight allocations to bonds rated single A and BBB, which outperformed higher rated bonds, also detracted from relative performance.

The Fund’s underweight allocation to pre-refunded bonds and its out-of-Benchmark allocation to bonds rated BB were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund sought to maintain an average weighted maturity of two years or less, and the Fund’s investment adviser used a risk/reward analysis to identify investments that it believed would perform well over market cycles.

CREDIT QUALITY ALLOCATIONS***
AAA	16.3%
AA	38.6
A	10.7
BBB	5.1
BB	0.2
NR	29.1

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2021. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	11

JPMorgan Ultra-Short Municipal Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2021

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	May 31, 2016
With Sales Charge*		(1.93)%	0.44%
Without Sales Charge		0.30	0.92
CLASS I SHARES	May 31, 2016	0.51	1.12

*	Sales Charge for Class A Shares is 2.25%.

LIFE OF FUND PERFORMANCE (5/31/16 TO 2/28/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on May 31, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ultra-Short Municipal Fund and the Bloomberg Barclays 1 Year Municipal Bond Index from May 31, 2016 to February 28, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on May 31, 2016 until August 31, 2016, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 101.2% (a)

Alaska — 0.5%

Alaska Industrial Development and Export Authority, Providence Health and Services Series 2011A, Rev., 5.50%, 10/1/2041	325	331

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2036	2,000	2,273

Total Alaska		2,604

Arizona — 5.2%

Arizona Industrial Development Authority, Academics of Math and Science Projects

Rev., 4.00%, 7/1/2029 (b)	400	432

Rev., 5.00%, 7/1/2039 (b)	1,000	1,137

Arizona Industrial Development Authority, Cadence Campus Project

Series 2020A, Rev., 4.00%, 7/15/2030 (b)	500	539

Series 2020A, Rev., 4.00%, 7/15/2040 (b)	800	832

Arizona Industrial Development Authority, Equitable School Revolving Fund Series A, Rev., 5.00%, 11/1/2044	750	894

Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects

Series 2019A, Rev., 3.55%, 7/15/2029 (b)	1,360	1,448

Series 2019A, Rev., 5.00%, 7/15/2039 (b)	1,325	1,491

Series 2019A, Rev., 5.00%, 7/15/2049 (b)	1,675	1,858

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project

Series 2019A, Rev., 5.00%, 1/1/2029	1,500	1,517

Series 2019A, Rev., 5.00%, 1/1/2037	1,000	967

Series 2019A, Rev., 5.00%, 1/1/2038	1,000	962

Series 2019A, Rev., 4.25%, 1/1/2039	1,000	865

Series 2019A, Rev., 4.50%, 1/1/2049	2,000	1,682

Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 5.00%, 7/15/2040 (b)	415	466

Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040 (b)	2,515	2,824

Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects

Series 2018A, Rev., 5.00%, 7/15/2028 (b)	1,000	1,116

Series 2018A, Rev., 5.75%, 7/15/2038 (b)	1,000	1,147

City of Mesa, Utility System Rev., AGM, 5.25%, 7/1/2029	40	53

Glendale Industrial Development Authority, Terraces of Phoenix Project

Series 2018A, Rev., 4.00%, 7/1/2028	450	463

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

Series 2018A, Rev., 5.00%, 7/1/2033	600	639

Series 2018A, Rev., 5.00%, 7/1/2038	300	316

Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2032	350	402

Series 2018A, Rev., 5.00%, 7/1/2033	150	172

Series 2018A, Rev., 5.00%, 7/1/2037	200	226

La Paz County Industrial Development Authority, Charter School Solutions-Harmony Public Schools Project

Series 2018A, Rev., 5.00%, 2/15/2028	200	229

Series 2018A, Rev., 5.00%, 2/15/2038	405	468

Maricopa County Industrial Development Authority, Arizona Autism Charter School Project

Series 2020A, Rev., 4.00%, 7/1/2030 (b)	320	343

Series 2020A, Rev., 5.00%, 7/1/2040 (b)	620	692

Series 2020A, Rev., 5.00%, 7/1/2050 (b)	780	857

Maricopa County Industrial Development Authority, Ottawa University

Rev., 5.00%, 10/1/2026 (b)	150	157

Rev., 5.13%, 10/1/2030 (b)	210	225

Total Arizona		25,419

California — 3.1%

California Community College Financing Authority, Orange Coast Properties LLC—Orange Coast College Project

Rev., 5.00%, 5/1/2037	750	796

Rev., 5.00%, 5/1/2038	400	423

California Health Facilities Financing Authority, Children’s Hospital Series 2017A, Rev., 5.00%, 8/15/2047	500	581

California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.

Series 2021A, Rev., 5.00%, 12/1/2036 (b)	175	198

Series 2021A, Rev., 5.00%, 12/1/2046 (b)	1,000	1,091

California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	231

California Municipal Finance Authority, John Adams Academies Lincoln Project

Series 2019A, Rev., 4.00%, 10/1/2029 (b)	410	426

Series 2019A, Rev., 5.00%, 10/1/2039 (b)	900	958

California Municipal Finance Authority, Linxs Apartments Project, Senior Lien

Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	264

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	13

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	261

California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-2, Rev., AMT, 3.13%, 11/3/2025 (c)	250	278

California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2029	200	236

California Public Finance Authority, Laverne Elementary Preparatory Academy

Series 2019A, Rev., 4.25%, 6/15/2029 (b)	795	816

Series 2019A, Rev., 5.00%, 6/15/2039 (b)	785	808

California Public Finance Authority, Long-Term Mode Rev., 4.00%, 10/15/2031 (c) (d)	340	403

California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, Rev., AGM, Zero Coupon, 8/1/2030	200	169

California School Finance Authority, Kipp Projects School Facility Series 2015A, Rev., 5.00%, 7/1/2035 (b)	100	113

CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim

Rev., 2.88%, 8/1/2041 (b)	2,000	1,924

Rev., 3.13%, 8/1/2056 (b)	2,400	2,194

CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (b)	1,500	1,619

Eastern Municipal Water District Financing Authority, Water and Wastewater System Series 2020A, Rev., 5.00%, 7/1/2037	80	105

Palomar Health Rev., 5.00%, 11/1/2039	500	561

Pomona Unified School District Series C, GO, 6.00%, 8/1/2029 (e)	160	223

San Mateo Union High School District, Election of 2006 Series A, GO, Zero Coupon, 9/1/2028	100	73

Sunnyvale School District, Election of 2013 Series C, GO, 5.50%, 9/1/2034	175	253

Total California		15,004

Colorado — 11.6%

Aviation Station North Metropolitan District No. 2, Limited Tax Series A, GO, 5.00%, 12/1/2039	750	800

Bradburn Metropolitan District No. 2, Limited Tax

Series 2018A, GO, 5.00%, 12/1/2038	500	563

Series 2018B, GO, 7.25%, 12/15/2047	500	563

Brighton Crossing Metropolitan District No. 6, Limited Tax Series 2020A, GO, 5.00%, 12/1/2050	665	697

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Broadway Park North Metropolitan District No. 2, Limited Tax

GO, 5.00%, 12/1/2040 (b)	550	596

GO, 5.00%, 12/1/2049 (b)	650	700

Colorado Crossing Metropolitan District No. 2, Limited Tax

Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	1,079

Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	2,079

Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	2,044

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project

Rev., 5.00%, 12/1/2040 (b)	555	593

Rev., 5.00%, 12/1/2050 (b)	735	772

Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project

Series 2018A, Rev., 5.00%, 12/1/2032	500	614

Series 2018A, Rev., 5.00%, 12/1/2033	500	611

Series 2018A, Rev., 4.00%, 12/1/2048	500	551

Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2051 (b)	750	811

Colorado Health Facilities Authority, Christian Living Neighborhoods

Rev., 4.00%, 1/1/2028	500	544

Rev., 4.00%, 1/1/2038	550	564

Rev., 5.00%, 1/1/2038	1,550	1,707

Colorado Health Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	2,000	2,218

Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project

Series 2017A, Rev., 5.00%, 5/15/2022	280	289

Series A, Rev., 5.25%, 5/15/2028	1,000	1,153

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	745

Copper Ridge Metropolitan District, Tax Increment and Sales Tax

Rev., 4.00%, 12/1/2029	1,000	969

Rev., 5.00%, 12/1/2039	1,000	993

Copperleaf Metropolitan District No. 4, Limited Tax

Series 2020A, GO, 5.00%, 12/1/2039	775	834

Series 2020A, GO, 5.00%, 12/1/2049	1,000	1,067

Cottonwood Highlands Metropolitan District No. 1, Limited Tax Series 2019A, GO, 5.00%, 12/1/2049	900	954

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	1,096

Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,250	1,425

DIATC Metropolitan District, Limited Tax and Improvement

GO, 3.25%, 12/1/2029 (b)	590	603

GO, 5.00%, 12/1/2039 (b)	1,240	1,328

Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	285	301

Lanterns Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2039	1,375	1,474

Mirabelle Metropolitan District No. 2

Series 2020A, GO, 5.00%, 12/1/2039	700	750

Series 2020A, GO, 5.00%, 12/1/2049	1,250	1,324

Painted Prairie Metropolitan District No. 2, Limited Tax GO, 5.25%, 12/1/2048	2,000	2,100

Painted Prairie Public Improvement Authority

Rev., 4.00%, 12/1/2029	1,000	1,069

Rev., 5.00%, 12/1/2039	2,500	2,713

Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.13%, 11/15/2023	70	76

Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	799

Regional Transportation District, Denver Transit Partners Rev., 4.00%, 7/15/2036	190	222

South Suburban Park and Recreation District

COP, 4.00%, 12/15/2036	1,350	1,519

COP, 4.00%, 12/15/2037	500	561

STC Metropolitan District No. 2, Limited Tax Improvement

Series 2019A, GO, 3.00%, 12/1/2025	555	571

Series 2019A, GO, 4.00%, 12/1/2029	1,000	1,071

Series 2019A, GO, 5.00%, 12/1/2038	1,700	1,835

Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2

Series 2020A, Rev., 3.38%, 12/1/2030	500	540

Series 2020A, Rev., 3.75%, 12/1/2040	500	540

Thompson Crossing Metropolitan District No. 4

GO, 5.00%, 12/1/2039	1,400	1,512

GO, 5.00%, 12/1/2049	1,500	1,595

Trails at Crowfoot Metropolitan District No. 3, Limited Tax

Series A, GO, 4.38%, 12/1/2030	620	655

Series A, GO, 5.00%, 12/1/2039	1,000	1,067

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Transport Metropolitan District No. 3, Limited Tax

Series 2021A-1, GO, 4.13%, 12/1/2031	500	516

Series 2021A-1, GO, 5.00%, 12/1/2041	1,000	1,065

Series 2021A-1, GO, 5.00%, 12/1/2051	1,960	2,051

Westerly Metropolitan District No. 4, Limited Tax Series 2021A, GO, 5.00%, 12/1/2040	700	723

Willow Bend Metropolitan District, Limited Tax Series A, GO, 5.00%, 12/1/2039	600	641

Total Colorado		56,852

Connecticut — 0.9%

Connecticut State Health and Educational Facilities Authority, Mary Wade Home Series A-1, Rev., 5.00%, 10/1/2029 (b)	400	434

Connecticut State Health and Educational Facilities Authority, McLean

Series 2020A, Rev., 5.00%, 1/1/2030 (b)	250	279

Series 2020A, Rev., 5.00%, 1/1/2045 (b)	500	539

Connecticut State Health and Educational Facilities Authority, The Griffin Hospital Series G-1, Rev., 5.00%, 7/1/2034 (b)	225	256

State of Connecticut Series A, GO, 5.00%, 4/15/2037	1,000	1,218

Town of Hamden, Whitney Center Project Rev., 5.00%, 1/1/2030	1,500	1,601

Total Connecticut		4,327

Delaware — 0.2%

Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc. Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	700	803

Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	95	96

Total Delaware		899

District of Columbia — 1.3%

District of Columbia, Gallaudet University Project Rev., 5.00%, 4/1/2051	1,500	1,861

District of Columbia, International School Rev., 5.00%, 7/1/2039	650	754

District of Columbia, Kipp DC Project

Series 2017B, Rev., 5.00%, 7/1/2037	500	588

Rev., 4.00%, 7/1/2039	200	221

District of Columbia, Latin American Montessori Bilingual Public Charter School

Rev., 4.00%, 6/1/2030	1,000	1,111

Rev., 5.00%, 6/1/2040	1,000	1,157

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	15

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

District of Columbia — continued

District of Columbia, Rocketship Obligated Group Series 2020A, Rev., 5.00%, 6/1/2051 (b)	400	447

Total District of Columbia		6,139

Florida — 10.2%

Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project

Series A, Rev., 5.00%, 12/15/2029	405	460

Series A, Rev., 5.00%, 12/15/2039	1,775	1,962

Capital Trust Agency, Inc., Franklin Academy Project

Rev., 4.00%, 12/15/2025 (b)	300	325

Rev., 5.00%, 12/15/2026 (b)	300	341

Rev., 5.00%, 12/15/2027 (b)	330	373

Rev., 5.00%, 12/15/2028 (b)	345	388

Rev., 5.00%, 12/15/2029 (b)	365	408

Rev., 5.00%, 12/15/2030 (b)	510	567

Rev., 5.00%, 12/15/2035 (b)	1,080	1,186

Rev., 5.00%, 12/15/2040 (b)	1,200	1,303

Capital Trust Agency, Inc., Imagine School at Land O’Lakes Project

Series 2020A, Rev., 3.00%, 12/15/2029 (b)	420	421

Series 2020A, Rev., 5.00%, 12/15/2039 (b)	640	725

Capital Trust Agency, Inc., Liza Jackson Preparatory School, Inc., Project

Series 2020A, Rev., 4.00%, 8/1/2030	200	225

Series 2020A, Rev., 5.00%, 8/1/2040	300	353

Charlotte County, Utility System

Rev., AGM, 5.25%, 10/1/2021 (e)	70	72

Rev., AGM, 5.25%, 10/1/2024	130	134

City of Tampa, H. Lee Moffitt Cancer Center Project

Series 2020B, Rev., 4.00%, 7/1/2038	190	218

Series 2020B, Rev., 4.00%, 7/1/2039	250	285

Series 2020B, Rev., 5.00%, 7/1/2040	390	486

Series 2020B, Rev., 4.00%, 7/1/2045	750	842

Series 2020B, Rev., 5.00%, 7/1/2050	1,785	2,192

County of Broward, Airport System Series 2019A, Rev., AMT, 4.00%, 10/1/2044	2,475	2,744

County of Lake, Imagine South Lake Charter School Project

Series A, Rev., 5.00%, 1/15/2029 (b)	500	547

Series A, Rev., 5.00%, 1/15/2039 (b)	550	605

Series A, Rev., 5.00%, 1/15/2049 (b)	825	893

County of Palm Beach, Atlantic University

Rev., 5.00%, 4/1/2029 (b)	400	439

Rev., 5.00%, 4/1/2039 (b)	900	974

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued

County of Palm Beach, Tuscan Gardens of Delray Beach Project

Series 2018-A, Rev., 4.25%, 10/1/2029 (c)	1,000	800

Series 2018C, Rev., 6.25%, 10/1/2029 (c)	1,000	700

Florida Development Finance Corp., Educational Facilities, Renaissance Charter School Inc., Project

Series 2020C, Rev., 4.00%, 9/15/2030 (b)	235	250

Series 2020C, Rev., 5.00%, 9/15/2040 (b)	525	575

Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Rev., 4.00%, 7/1/2045	600	637

Florida Development Finance Corp., Educational Facilities, UCP Charter Schools Project

Series 2020A, Rev., 4.00%, 6/1/2030	500	520

Series 2020A, Rev., 5.00%, 6/1/2040	830	888

Florida Development Finance Corp., Imagine School at Broward Project

Series A, Rev., 4.00%, 12/15/2029 (b)	260	289

Series A, Rev., 5.00%, 12/15/2034 (b)	525	618

Series A, Rev., 5.00%, 12/15/2039 (b)	305	355

Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040	590	669

Florida Development Finance Corp., Pepin Academics of Pasco County, Inc., Project Series 2020A, Rev., 5.00%, 1/1/2040 (b)	2,430	2,563

Florida Higher Educational Facilities Financial Authority, Ringling College Project

Rev., 5.00%, 3/1/2034	385	451

Rev., 5.00%, 3/1/2035	1,165	1,361

Rev., 5.00%, 3/1/2036	1,230	1,433

Rev., 5.00%, 3/1/2037	1,130	1,312

Rev., 5.00%, 3/1/2044	2,000	2,283

Florida Higher Educational Facilities Financial Authority, St. Leo University Project Rev., 5.00%, 3/1/2039	750	849

JEA Electric System Series B, Rev., 5.00%, 10/1/2034	25	26

Lakeland Educational Facilities, Southern College Project Series 2012A, Rev., 5.00%, 9/1/2025	500	531

Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	612

Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	250	285

Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion Rev., 3.00%, 6/1/2027	1,255	1,280

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028 (b)	985	1,084

Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	625	712

Polk County Industrial Development Authority, Retirement Facilities, Carpenter’s Home Estates

Series 2019A, Rev., 5.00%, 1/1/2029	400	447

Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038	1,050	1,173

Seminole County Industrial Development Authority, Legacy Pointe at UCF Project

Series 2019B-2, Rev., 3.75%, 11/15/2025	2,000	1,937

Series 2019B-1, Rev., 4.25%, 11/15/2026	2,000	1,966

Series 2019A, Rev., 5.00%, 11/15/2029	1,000	1,015

Series 2019A, Rev., 5.25%, 11/15/2039	2,000	1,946

Tampa Bay Water, Regional Water Supply Authority, Utility System Series A, Rev., NATL-RE, 6.00%, 10/1/2029	500	694

Total Florida		49,729

Georgia — 0.3%

City of Atlanta, Department of Aviation Series 2012C, Rev., 5.00%, 1/1/2042	500	517

Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2020A, Rev., 5.00%, 4/1/2050	230	282

Downtown Smyrna Development Authority Rev., 5.25%, 2/1/2028	197	233

Georgia Housing and Finance Authority, Single Family Mortgage Series B, Rev., AMT, 4.00%, 3/1/2021	5	5

Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2036	375	425

Total Georgia		1,462

Idaho — 0.0% (f)

Idaho Housing and Finance Association, Compass Public Charter School, Inc., Project Series A, Rev., 4.63%, 7/1/2029 (b)	180	199

Illinois — 3.2%

Chicago O’Hare International Airport, Transportation Infrastructure Properties LLC (TRIPS) Obligated Group Rev., AMT, 5.00%, 7/1/2038	500	590

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

City of Chicago, Waterworks, Second Lien Rev., AMBAC, BHAC-CR, 5.75%, 11/1/2030	150	186

County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	1,265	1,266

Illinois Finance Authority, University of Illinois, Urbana-Champaign Project

Series 2019A, Rev., 5.00%, 10/1/2036	300	368

Series 2019A, Rev., 5.00%, 10/1/2037	400	489

Series 2019A, Rev., 5.00%, 10/1/2038	400	487

Series 2019A, Rev., 5.00%, 10/1/2039	350	425

Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,198

Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2012B, Rev., 5.00%, 12/15/2028	1,610	1,684

Metropolitan Water Reclamation District of Greater Chicago Series C, GO, 5.25%, 12/1/2027	50	64

Northern Illinois University, Auxiliary Facilities System

Series 2020B, Rev., 4.00%, 4/1/2039	650	729

Series 2020B, Rev., 4.00%, 4/1/2041	1,450	1,616

Regional Transportation Authority Series A, Rev., NATL-RE, 6.00%, 7/1/2024	250	293

Sales Tax Securitization Corp., Second Lien Series 2020A, Rev., 5.00%, 1/1/2037	1,050	1,304

State of Illinois

GO, 5.13%, 5/1/2022	250	262

GO, 5.38%, 5/1/2023	250	272

GO, 4.13%, 3/1/2028	170	173

Upper Illinois River Valley Development Authority, Morris Hospital

Rev., 5.00%, 12/1/2027	1,145	1,420

Rev., 5.00%, 12/1/2028	1,050	1,327

Rev., 5.00%, 12/1/2029	875	1,093

Rev., 5.00%, 12/1/2033	250	302

Rev., 5.00%, 12/1/2034	20	24

Total Illinois		15,572

Indiana — 2.0%

City of Franklin, Otterbeit Homes

Series B, Rev., 4.00%, 7/1/2036	870	980

Series B, Rev., 4.00%, 7/1/2037	905	1,015

Series B, Rev., 4.00%, 7/1/2038	940	1,053

Series B, Rev., 4.00%, 7/1/2039	750	839

Series B, Rev., 4.00%, 7/1/2040	500	558

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	17

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project

Series 2020A, Rev., 4.00%, 7/1/2030	105	114

Series 2020A, Rev., 5.00%, 7/1/2040	170	190

Series 2020A, Rev., 5.00%, 7/1/2055	455	500

Indiana Finance Authority, First Lien Wastewater, CWA Authority Project, Series 2101A, Rev., 5.25%, 10/1/2031	250	257

Indiana Finance Authority, Goshen Health

Series A, Rev., 5.00%, 11/1/2035	665	800

Series A, Rev., 4.00%, 11/1/2036	235	263

Series A, Rev., 4.00%, 11/1/2037	330	369

Series A, Rev., 4.00%, 11/1/2038	340	379

Series A, Rev., 4.00%, 11/1/2039	360	400

Indiana Finance Authority, Marian University Project Series A, Rev., 4.00%, 9/15/2044	1,090	1,161

Indiana Finance Authority, Marquette Project Series A, Rev., 5.00%, 3/1/2030	1,000	1,104

Indiana Housing and Community Development Authority, Home First Mortgage Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/1/2027	5	5

Total Indiana		9,987

Iowa — 0.5%

Iowa Finance Authority, Northcrest Inc., Project

Series 2018A, Rev., 5.00%, 3/1/2028	795	864

Series 2018A, Rev., 5.00%, 3/1/2038	250	266

Iowa Finance Authority, Phs Council Bluffs, Inc., Project

Rev., 3.95%, 8/1/2023	150	152

Rev., 4.45%, 8/1/2028	250	260

Rev., 5.00%, 8/1/2033	485	507

Rev., 5.00%, 8/1/2038	370	386

Total Iowa		2,435

Kansas — 0.5%

City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.

Series A, Rev., 5.00%, 5/15/2032	500	548

Series A, Rev., 5.00%, 5/15/2039	850	922

City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.

Series 2018 I, Rev., 5.00%, 5/15/2033	500	523

Series I, Rev., 5.00%, 5/15/2038	500	516

Total Kansas		2,509

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — 0.3%

City of Ashland, Kings Daughters Medical Center

Series 2016A, Rev., 4.00%, 2/1/2036	1,000	1,050

Series 2016A, Rev., 5.00%, 2/1/2040	500	550

Total Kentucky		1,600

Louisiana — 0.8%

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2042	500	585

Louisiana Public Facilities Authority, Young Audiences Charter School Project

Series A, Rev., 5.00%, 4/1/2030 (b)	525	559

Series A, Rev., 5.00%, 4/1/2039 (b)	1,425	1,463

Series A, Rev., 5.00%, 4/1/2049 (b)	1,135	1,152

New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	285

Total Louisiana		4,044

Maine — 0.0% (f)

Maine Health and Higher Educational Facilities Authority, Central Maine Medical Center Series A, Rev., 5.00%, 7/1/2023 (e)	25	28

Maryland — 1.3%

County of Frederick, Educational Facilities, Mount St. Mary’s University Series A, Rev., 5.00%, 9/1/2037 (b)	1,500	1,649

Maryland Economic Development Corp., Bowie State University Project

Rev., 4.00%, 7/1/2040	300	325

Rev., 4.00%, 7/1/2050	1,500	1,601

Maryland Economic Development Corp., Port Covington Project

4.00%, 9/1/2040	875	955

4.00%, 9/1/2050	555	592

Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue

Rev., 3.25%, 7/1/2039	175	185

Rev., 4.00%, 7/1/2040	215	245

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 4.00%, 6/1/2046	250	274

Rev., 4.00%, 6/1/2051	500	547

Total Maryland		6,373

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — 2.2%

Massachusetts Bay Transportation Authority, Mass Sales Tax Series B, Rev., NATL-RE, 5.50%, 7/1/2028	300	396

Massachusetts Development Finance Agency, Emerson College

Rev., 5.00%, 1/1/2037	500	591

Rev., 5.00%, 1/1/2038	405	478

Rev., 5.00%, 1/1/2043	500	582

Massachusetts Development Finance Agency, Emmanuel College Series 2016A, Rev., 5.00%, 10/1/2043	500	567

Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Rev., 4.13%, 10/1/2042 (b)	2,000	2,148

Massachusetts Development Finance Agency, Orchid Cove, Inc.

Rev., 4.00%, 10/1/2029	925	1,031

Rev., 4.00%, 10/1/2039	500	546

Rev., 5.00%, 10/1/2039	250	282

Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue Series 2021G, Rev., 5.00%, 7/1/2039	350	442

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2036	450	548

Rev., 5.00%, 7/1/2037	605	734

Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,280	1,304

Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	559

Massachusetts State College Building Authority Series B, Rev., AGC, 5.50%, 5/1/2028	350	432

Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	140

Total Massachusetts		10,780

Michigan — 4.1%

City of Detroit, Social Bonds, Unlimited Tax

Series 2021A, GO, 5.00%, 4/1/2031	210	259

Series 2021A, GO, 4.00%, 4/1/2041	500	548

Series 2021A, GO, 4.00%, 4/1/2042	400	437

City of Detroit, Unlimited Tax

GO, 5.00%, 4/1/2035	500	582

GO, 5.00%, 4/1/2036	500	580

GO, 5.00%, 4/1/2037	500	578

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Flint Hospital Building Authority, Hurley Medical Center Rev., 4.00%, 7/1/2038	1,800	1,931

Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project

Rev., 5.00%, 5/15/2037	1,230	1,343

Rev., 5.00%, 5/15/2055	3,000	3,229

Michigan Finance Authority, Kettering University Project

Rev., 4.00%, 9/1/2045	500	545

Rev., 4.00%, 9/1/2050	1,000	1,084

Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	863

Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	837

Michigan Strategic Fund, I-75 Improvement Project Rev., AMT, AGM, 4.13%, 6/30/2035	2,500	2,923

Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project

Rev., 5.00%, 5/15/2037	670	759

Rev., 5.00%, 5/15/2044	1,000	1,114

Michigan Strategic Fund, United Methodist Retirement Communities, Inc. Rev., 5.00%, 11/15/2034	1,280	1,451

Wayne County Airport Authority, Detroit Metropolitan Airport Series B, Rev., AMT, 5.00%, 12/1/2021	400	414

Western Michigan University, Tax Exempt

Series 2021A, Rev., AGM, 5.00%, 11/15/2046	500	623

Total Michigan		20,100

Minnesota — 0.9%

City of Apple Valley, Senior Housing, Orchard Path Project Rev., 4.25%, 9/1/2038	750	764

City of Minneapolis, Health Care System, Fairview Health Services Series A, Rev., 4.00%, 11/15/2038	750	843

City of Wayzata, Folkestone Senior Living Community

Rev., 5.00%, 8/1/2032	100	107

Rev., 5.00%, 8/1/2033	200	214

Rev., 5.00%, 8/1/2035	200	213

Rev., 3.75%, 8/1/2036	250	253

Rev., 3.75%, 8/1/2037	500	503

Rev., 4.00%, 8/1/2038	350	356

Rev., 4.00%, 8/1/2039	250	254

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	19

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Municipal Bonds — continued

Minnesota — continued

City of Woodbury, Charter School Lease

Rev., 3.00%, 12/1/2030	250		255

Rev., 4.00%, 12/1/2040	200		211

Rev., 4.00%, 12/1/2050	250		261

Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs

Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	—	(g)	–	(g)

Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	45		45

Total Minnesota			4,279

Mississippi — 0.6%

Mississippi Development Bank, Harrison County, Coliseum and Convention Center

Series A, Rev., GTD, 5.25%, 1/1/2030	160		208

Series 2010A, Rev., GTD, 5.25%, 1/1/2034	100		135

Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project

Series A, Rev., 4.00%, 1/1/2039	1,250		1,415

Series A, Rev., 4.00%, 1/1/2040	1,000		1,129

Total Mississippi			2,887

Missouri — 2.3%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400		479

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2029	550		619

Series 2019C, Rev., 4.00%, 2/1/2032	390		433

Series 2019C, Rev., 4.00%, 2/1/2033	865		956

Series 2019C, Rev., 4.00%, 2/1/2034	1,000		1,099

Series 2019A, Rev., 5.00%, 2/1/2034	1,010		1,126

Series 2016A, Rev., 5.00%, 2/1/2036	2,500		2,800

Series 2019A, Rev., 5.00%, 2/1/2042	1,000		1,106

Joplin Industrial Development Authority, 32nd Street Place Community Improvement District Project

Rev., 3.50%, 11/1/2040	750		716

Rev., 4.25%, 11/1/2050	1,250		1,195

Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 5/1/2021 (e)	15		15

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued

St. Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	720

Total Missouri		11,264

Montana — 0.1%

Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	365

Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	75	78

Total Montana		443

Nevada — 0.5%

City of Las Vegas, Special Improvement District No. 611, Local Improvement

3.50%, 6/1/2030	200	213

3.50%, 6/1/2031	160	169

3.75%, 6/1/2032	260	276

4.00%, 6/1/2033	185	199

4.00%, 6/1/2034	185	198

4.00%, 6/1/2035	185	197

4.00%, 6/1/2040	450	473

City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	401

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (b)	190	191

County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	200	252

Total Nevada		2,569

New Hampshire — 0.3%

City of Manchester, School Facilities Rev., NATL-RE, 5.50%, 6/1/2027	100	127

New Hampshire Business Finance Authority, The Vista Project

Series A, Rev., 5.25%, 7/1/2039 (b)	200	200

Series A, Rev., 5.63%, 7/1/2046 (b)	1,000	1,013

Total New Hampshire		1,340

New Jersey — 5.5%

New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (b)	2,000	1,986

New Jersey Economic Development Authority, Golden Door Charter School Project

Series 2018A, Rev., 5.13%, 11/1/2029 (b)	210	230

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

Series 2018-A, Rev., 6.25%, 11/1/2038 (b)	525	610

New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project Series 2018-A, Rev., 5.00%, 10/1/2033 (b)	1,000	1,085

New Jersey Economic Development Authority, Motor Vehicle Surcharge Series A, Rev., NATL-RE, 5.25%, 7/1/2024	380	434

New Jersey Economic Development Authority, School Facilities Construction

Rev., 4.00%, 6/15/2046	875	951

Rev., 4.00%, 6/15/2050	1,000	1,083

New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	1,200	1,354

New Jersey Economic Development Authority, Transit Transportation Project

Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,661

Series 2020A, Rev., 4.00%, 11/1/2038	750	828

Series 2020A, Rev., 4.00%, 11/1/2039	2,000	2,204

New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project Rev., 5.00%, 1/1/2040 (b)	3,000	2,959

New Jersey Educational Facilities Authority, Seton Hall University Issue, Tax-Exempt

Series 2020C, Rev., AGM, 3.25%, 7/1/2049	700	724

Series 2020C, Rev., AGM, 4.00%, 7/1/2050	725	809

New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Rev., 5.00%, 7/1/2041	1,500	1,737

New Jersey Higher Education Student Assistance Authority, Senior Student Loan Series 2018A, Rev., AMT, 3.75%, 12/1/2031	750	800

Series 2018A, Rev., AMT, 4.00%, 12/1/2032	400	432

Series A, Rev., AMT, 4.00%, 12/1/2033	500	537

Series 2018A, Rev., AMT, 4.00%, 12/1/2034	300	322

Series A, Rev., AMT, 4.00%, 12/1/2035	200	214

New Jersey Transportation Trust Fund Authority

Series 2019BB, Rev., 4.00%, 6/15/2036	1,000	1,110

Series 2020AA, Rev., 4.00%, 6/15/2039	1,000	1,110

Series 2020AA, Rev., 4.00%, 6/15/2040	600	663

New Jersey Turnpike Authority

Series D, Rev., 5.00%, 1/1/2028	1,800	2,172

Series 2021A, Rev., 4.00%, 1/1/2042	1,000	1,160

Total New Jersey		27,175

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Mexico — 0.5%

New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group—La Vida Llena Expansion Project

Series A, Rev., 5.00%, 7/1/2033	360	411

Series A, Rev., 5.00%, 7/1/2034	375	426

Series A, Rev., 5.00%, 7/1/2039	1,225	1,379

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2011B, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 3/1/2028	50	50

Total New Mexico		2,266

New York — 4.0%

Buffalo and Erie County Industrial Land Development Corp., D’youville College Project

Rev., 4.00%, 11/1/2035	510	564

Rev., 4.00%, 11/1/2040	1,035	1,126

Build NYC Resource Corp., Inwood Academy for Leadership Charter School Project

Series 2018A, Rev., 4.88%, 5/1/2031 (b)	500	562

Series 2018A, Rev., 5.13%, 5/1/2038 (b)	250	279

Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	1,049

Metropolitan Transportation Authority

Series 2019B-1, Rev., BAN, 5.00%, 5/15/2022	200	210

Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	500	539

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project

Series 2020A, Rev., 5.00%, 6/1/2040 (b)	630	732

Series 2020A, Rev., 5.00%, 6/1/2059 (b)	540	615

New York Liberty Development Corp., Goldman Sachs Headquarters Rev., 5.25%, 10/1/2035	525	735

New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., AGM, 3.00%, 9/1/2050	1,350	1,355

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 5.00%, 1/1/2022	1,000	1,032

Rev., AMT, 5.00%, 1/1/2025	3,250	3,682

Rev., AMT, 5.00%, 1/1/2028	500	607

Rev., AMT, 4.00%, 10/1/2030	1,000	1,161

Rev., AMT, 4.00%, 1/1/2036	500	550

Rev., AMT, 5.00%, 1/1/2036	375	440

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	21

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Onondaga Civic Development Corp., Le Moyne College Project

Rev., 5.00%, 1/1/2037	300	348

Rev., 5.00%, 1/1/2038	200	232

Rev., 5.00%, 1/1/2043	500	572

Suffolk County Economic Development Corp., Peconic Landing at Southold Project, Inc. Rev., 5.00%, 12/1/2029	750	860

Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project

Rev., 5.13%, 11/1/2041 (b)	850	847

Rev., 5.38%, 11/1/2054 (b)	750	747

Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Rev., 5.00%, 7/1/2042	365	405

Yonkers Economic Development Corp., Charter School of Educational Excellence Project

Series 2019A, Rev., 4.00%, 10/15/2029	200	217

Series 2019A, Rev., 5.00%, 10/15/2039	315	357

Total New York		19,823

North Carolina — 0.2%

North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Galloway Ridge Series 2019A, Rev., 5.00%, 1/1/2031	625	711

North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	355	395

Total North Carolina		1,106

North Dakota — 0.0% (f)

North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2012A, Rev., 3.75%, 7/1/2042	30	31

Ohio — 3.8%

Butler County Port Authority, Community First Solutions

Rev., 4.00%, 5/15/2046	250	278

Rev., 4.00%, 5/15/2051	655	726

City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt Series 2020A, Rev., 4.00%, 8/1/2041	550	625

Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project

Rev., 5.00%, 12/1/2033	1,000	1,056

Rev., 5.25%, 12/1/2038	500	530

Rev., 5.50%, 12/1/2043	500	531

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

County of Greene, Various Purpose Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	56

County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction and Improvement GO, NATL-RE, 5.25%, 12/1/2025	185	225

County of Hardin, Economic Development Facilities Improvement Bonds, Ohio Northern University Rev., 5.00%, 5/1/2030	250	270

County of Ross, Adena Health System Obligated Group Project Rev., 5.00%, 12/1/2039	1,000	1,235

Northeast Ohio Medical University

Series 2021A, Rev., 3.00%, 12/1/2040	125	125

Series 2021A, Rev., 4.00%, 12/1/2045	120	131

Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project

Rev., 5.00%, 12/1/2028	500	566

Rev., 5.00%, 12/1/2033	270	300

Rev., 5.00%, 12/1/2038	685	747

Ohio Higher Educational Facility Commission, Tiffin University 2019 Project

Rev., 5.00%, 11/1/2034	2,875	3,313

Rev., 5.00%, 11/1/2039	4,890	5,554

Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,285

Ohio Housing Finance Agency, Single Family Mortgage Series 2011 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2028	5	5

Total Ohio		18,558

Oklahoma — 0.4%

Oklahoma City Water Utilities Trust, Water and Sewer System Rev., 5.38%, 7/1/2021 (e)	220	224

Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	1,168

Tulsa Airports Improvement Trust

Series A, Rev., AMT, 5.00%, 6/1/2024	300	340

Series A, Rev., AMT, 5.00%, 6/1/2025	420	476

Total Oklahoma		2,208

Oregon — 0.6%

Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project

Series 2018A, Rev., 5.00%, 5/15/2038	220	234

Series 2018A, Rev., 5.00%, 5/15/2043	310	327

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oregon — continued

Clackamas County School District No. 7J Lake Oswego GO, AGM, 5.25%, 6/1/2025	165	198

Linn County Community School District No. 9 Lebanon GO, NATL-RE, 5.50%, 6/15/2030	20	26

Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt

Series 2020A, Rev., 5.00%, 10/1/2035	135	168

Series 2020A, Rev., 5.00%, 10/1/2040	585	721

Salem Hospital Facility Authority, Capital Manor Project Rev., 5.00%, 5/15/2038	1,000	1,126

State of Oregon, Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	5	5

State of Oregon, University Systems Projects Series G, GO, 5.25%, 8/2/2021 (e)	105	107

Total Oregon		2,912

Pennsylvania — 8.2%

Aliquippa School District, Limited Tax

GO, 3.75%, 12/1/2033	2,000	2,237

GO, 3.88%, 12/1/2037	1,250	1,388

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2038	500	560

Allentown City School District, Limited Tax

Series C, GO, 4.00%, 2/1/2034	1,580	1,815

Series B, GO, 5.00%, 2/1/2034	1,300	1,611

Series C, GO, 4.00%, 2/1/2035	1,000	1,146

Allentown Neighborhood Improvement Zone Development Authority, City Center Project

Rev., 5.00%, 5/1/2033 (b)	250	291

Rev., 5.00%, 5/1/2042 (b)	250	289

Berks County Industrial Development Authority, The Highlands at Wyomissing

Rev., 5.00%, 5/15/2033	500	560

Series 2017A, Rev., 5.00%, 5/15/2037	250	282

Rev., 5.00%, 5/15/2038	500	554

Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	1,000	1,109

Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046 (d)	890	939

Bucks County Industrial Development Authority, St. Luke’s University Health Network Project Rev., 4.00%, 8/15/2044	2,475	2,729

Cumberland County Municipal Authority, Asbury Pennsylvania Rev., 3.00%, 1/1/2024	1,000	1,008

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Dallas Area Municipal Authority, Misericordia University Project

Rev., 3.25%, 5/1/2023	150	153

Rev., 5.00%, 5/1/2029	650	748

Rev., 5.00%, 5/1/2039	1,100	1,262

Franklin County Industrial Development Authority, Menno-Haven, Inc., Project

Rev., 5.00%, 12/1/2029	195	218

Rev., 5.00%, 12/1/2039	385	414

Rev., 5.00%, 12/1/2049	500	529

Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc., Project

Series 2019A, Rev., 5.00%, 6/15/2032	545	598

Series 2019A, Rev., 5.00%, 6/15/2033	570	623

Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,200

Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc., Project

Rev., 5.00%, 3/1/2040	250	270

Rev., 5.00%, 3/1/2045	500	536

Rev., 5.00%, 3/1/2050	500	535

Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	81

Mercer County Industrial Development Authority, Thiel College Project Rev., 6.13%, 10/1/2050 (b)	2,700	3,027

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2034	275	331

Rev., 4.00%, 4/1/2035	205	227

Rev., 4.00%, 4/1/2036	520	575

Rev., 4.00%, 4/1/2037	545	601

Rev., 4.00%, 4/1/2038	695	764

Rev., 4.00%, 4/1/2039	725	794

Northampton County Industrial Development Authority, Morningstar Senior Living, Inc., Project Rev., 5.00%, 11/1/2039	1,000	1,071

Philadelphia Authority for Industrial Development, Independence Charter School West Project

Rev., 4.00%, 6/15/2029	360	385

Rev., 5.00%, 6/15/2039	500	544

Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029 (b)	700	777

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project

Series 2020A, Rev., 5.00%, 8/1/2030	265	313

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	23

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Series 2020A, Rev., 5.00%, 8/1/2040	315	369

School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,410

West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	836

West Mifflin School District, Limited Tax

GO, 3.00%, 4/1/2034	1,000	1,080

GO, 3.00%, 4/1/2038	1,400	1,492

Wilkes-Barre Area School District

GO, 3.50%, 4/15/2038	370	406

GO, 3.50%, 4/15/2039	230	251

GO, 3.75%, 4/15/2044	1,000	1,098

Total Pennsylvania		40,036

Rhode Island — 0.1%

Rhode Island Commerce Corp. Series B, Rev., 5.00%, 7/1/2022	250	264

Rhode Island Student Loan Authority Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	115

Total Rhode Island		379

South Carolina — 1.5%

South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community Series 2019A, Rev., 4.00%, 4/1/2034	605	649

South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,607

South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project

Series A, Rev., 4.00%, 12/1/2029 (b)	1,130	1,243

Series A, Rev., 5.00%, 12/1/2034 (b)	1,405	1,629

Series A, Rev., 5.00%, 12/1/2039 (b)	1,795	2,044

South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project

Series 2020A, Rev., 5.00%, 11/15/2028	210	237

Series 2020A, Rev., 5.00%, 11/15/2029	110	124

Total South Carolina		7,533

South Dakota — 0.1%

South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Rev., 5.00%, 11/1/2045	500	568

South Dakota Housing Development Authority, Homeownership Mortgage Series 2012A, Rev., AMT, 4.50%, 5/1/2031	25	26

Total South Dakota		594

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — 1.8%

Chattanooga Health Educational and Housing Facility Board, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,109

Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	771

Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project

Rev., 4.50%, 6/1/2028 (b)	500	546

Rev., 5.13%, 6/1/2036 (b)	425	479

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project

Series 2019A, Rev., 5.75%, 10/1/2049	1,000	1,009

Series 2019A, Rev., 5.75%, 10/1/2054	1,500	1,508

Series 2019A, Rev., 5.75%, 10/1/2059	3,350	3,334

Tennessee Housing Development Agency, Homeownership Program Series 1A, Rev., AMT, 4.50%, 1/1/2038	30	31

Total Tennessee		8,787

Texas — 5.6%

Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. Series 2020A, Rev., 4.00%, 6/15/2040 (b)	1,810	1,829

Arlington Higher Education Finance Corp., Newman International Academy

Rev., 5.00%, 8/15/2041	300	320

Rev., 5.00%, 8/15/2051	850	890

Arlington Higher Education Finance Corp., Winfree Academy Charter Schools

Series 2019A, Rev., 5.15%, 8/15/2029	435	474

Series 2019A, Rev., 5.75%, 8/15/2043	1,000	1,119

Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	940

City of Houston, Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2028	355	449

City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,708

City of Houston, Combined Utility System, Capital Appreciation Series A, Rev., AGM, Zero Coupon, 12/1/2027 (e)	30	28

City of Temple, Reinvestment Zone Series A, Rev., 5.00%, 8/1/2028 (b)	915	1,026

Dallas Area Rapid Transit, Sales Tax, Senior Lien Rev., AMBAC, 5.25%, 12/1/2029	130	174

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Series 2019A, Rev., 5.00%, 8/15/2039	3,000	3,099

Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project. Series 2001A, Rev., 2.60%, 11/1/2029	1,000	1,070

New Hope Cultural Education Facilities Finance Corp., Beta Academy

Series A, Rev., 3.38%, 8/15/2029 (b)	300	303

Series A, Rev., 5.00%, 8/15/2039 (b)	425	445

Series A, Rev., 5.00%, 8/15/2049 (b)	670	696

New Hope Cultural Education Facilities Finance Corp., Cityscape Schools Inc.

Series A, Rev., 4.00%, 8/15/2029 (b)	330	358

Series A, Rev., 5.00%, 8/15/2039 (b)	610	672

New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series A, Rev., 5.50%, 7/1/2054	1,000	1,045

New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project

Series 2020A, Rev., 5.00%, 1/1/2030	1,075	1,175

Series 2020A, Rev., 5.00%, 1/1/2035	865	931

Series 2020A, Rev., 5.00%, 1/1/2040	790	842

Series 2020A, Rev., 5.00%, 1/1/2055	2,000	2,099

New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	1,040

New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation Series A-1, Rev., 5.00%, 12/1/2039	1,420	1,552

New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes Inc., Project

Rev., 4.00%, 1/1/2029	300	302

Rev., 5.00%, 1/1/2039	205	214

Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc.

Rev., 4.25%, 6/15/2028	140	144

Rev., 5.00%, 6/15/2033	150	156

Rev., 5.00%, 6/15/2038	250	258

Permanent University Fund — University of Texas System Series B, Rev., 5.25%, 7/1/2028	140	182

Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center Series A, Rev., 5.25%, 12/1/2039	170	187

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.25%, 11/15/2031	500	559

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	5	5

Total Texas		27,291

Utah — 2.4%

Mida Mountain Village Public Infrastructure District

Series 2020B, Rev., 6.25%, 8/1/2030 (b)	1,000	991

Series 2020A, Rev., 4.50%, 8/1/2040	1,000	1,103

Utah Charter School Finance Authority, Mountain West Montessori Academy Project

Series 2020A, Rev., 3.13%, 6/15/2029 (b)	750	765

Series 2020A, Rev., 5.00%, 6/15/2039 (b)	475	525

Series 2020A, Rev., 5.00%, 6/15/2049 (b)	825	898

Utah Charter School Finance Authority, Summit Academy Incorporated

Series A, Rev., 4.00%, 4/15/2032	250	287

Series A, Rev., 4.00%, 4/15/2033	260	297

Series A, Rev., 5.00%, 4/15/2034	235	284

Series A, Rev., 5.00%, 4/15/2039	700	834

Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project

Series 2021A, Rev., 5.00%, 6/15/2041 (b)	870	949

Series 2021A, Rev., 5.00%, 6/15/2052 (b)	1,295	1,383

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Rev., 4.00%, 10/15/2033	500	573

Rev., 4.00%, 10/15/2036	500	566

Rev., 4.00%, 10/15/2039	700	784

Rev., 4.00%, 10/15/2041	250	280

Rev., 4.00%, 10/15/2042	475	528

Utah Transit Authority, Subordinate Sales Tax

Series C, Rev., AGM, 5.25%, 6/15/2025	40	47

Series 2006C, Rev., AGM, 5.25%, 6/15/2032	450	612

Total Utah		11,706

Vermont — 0.1%

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 4.00%, 6/15/2032	150	158

Series A, Rev., AMT, 4.00%, 6/15/2033	190	200

Series 2018A, Rev., AMT, 4.00%, 6/15/2034	155	162

Total Vermont		520

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	25

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Virginia — 3.7%

Chesapeake Hospital Authority, Regional Medical Center

Rev., 4.00%, 7/1/2035	1,000	1,138

Rev., 4.00%, 7/1/2036	1,175	1,332

Rev., 4.00%, 7/1/2037	1,205	1,362

Danville Industrial Development Authority, Averett University Series A, Rev., 4.75%, 10/1/2032	760	795

Fredericksburg Economic Development Authority, Stadium Project

Series B, Rev., 6.13%, 9/1/2029 (b)	2,000	1,986

Series B, Rev., 7.00%, 9/1/2044 (b)	1,000	952

Norfolk Redevelopment and Housing Authority, Fort Norfolk Retirement Community, Harbors Edge Project

Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,068

Series 2019A, Rev., 4.38%, 1/1/2039	1,400	1,432

Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living

Series 2019A, Rev., 4.75%, 9/1/2029	1,000	1,018

Series 2020, Rev., 4.30%, 9/1/2030	770	757

Series 2019A, Rev., 5.00%, 9/1/2034	2,000	2,040

Series 2020, Rev., 5.00%, 9/1/2040	1,640	1,640

Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020A, Rev., 5.00%, 7/1/2047	1,550	2,337

Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2011A, Rev., 5.00%, 11/1/2021 (e)	70	72

Total Virginia		17,929

Washington — 2.9%

Pend Oreille County, Public Hospital District No. 1, Unlimited Tax

GO, 5.00%, 12/1/2033	1,000	1,150

GO, 5.00%, 12/1/2038	1,255	1,425

Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2039	2,605	2,896

Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,109

Washington Higher Education Facilities Authority, Seattle University Project

Rev., 3.50%, 5/1/2039	300	321

Rev., 3.63%, 5/1/2040	800	862

Rev., 4.00%, 5/1/2045	500	558

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Washington State Housing Finance Commission, Judson Park Project

Rev., 4.00%, 7/1/2028 (b)	535	563

Rev., 5.00%, 7/1/2033 (b)	535	580

Rev., 5.00%, 7/1/2038 (b)	300	323

Washington State Housing Finance Commission, The Heart Stone Project

Series 2018A, Rev., 4.50%, 7/1/2028 (b)	965	1,009

Series 2018A, Rev., 5.00%, 7/1/2038 (b)	825	858

Washington State Housing Finance Commission, Transforming Age Projects

Series 2019A, Rev., 5.00%, 1/1/2034 (b)	745	832

Series 2019A, Rev., 5.00%, 1/1/2039 (b)	1,495	1,652

Total Washington		14,138

West Virginia — 0.6%

West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.

Series 2019A, Rev., 5.00%, 9/1/2038	1,250	1,508

Series 2019A, Rev., 5.00%, 9/1/2039	1,400	1,684

Total West Virginia		3,192

Wisconsin — 6.3%

Public Finance Authority, Blue Ridge Healthcare Facilities

Series 2020A, Rev., 4.00%, 1/1/2045	750	842

Series 2020A, Rev., 3.00%, 1/1/2050	750	764

Public Finance Authority, Cedars Obligated Group, Cedars Obligated Group

Rev., 4.25%, 5/1/2029 (b)	1,000	973

Public Finance Authority, Community School of Davidson Project

Rev., 3.75%, 10/1/2023	230	235

Rev., 5.00%, 10/1/2033	775	868

Public Finance Authority, Coral Academy of Science Reno

Series 2019A, Rev., 5.00%, 6/1/2029 (b)	370	413

Series 2019A, Rev., 5.00%, 6/1/2039 (b)	710	763

Public Finance Authority, ENO River Academy Project

Series 2020A, Rev., 4.00%, 6/15/2030 (b)	235	253

Series 2020A, Rev., 5.00%, 6/15/2040 (b)	410	458

Series 2020A, Rev., 5.00%, 6/15/2054 (b)	685	752

Public Finance Authority, First Mortgage Southminster, Inc. Rev., 4.25%, 10/1/2038 (b)	2,000	2,014

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Public Finance Authority, Minnesota College of Osteopathic Medicine

Series 2019A-1, Rev., 5.50%, 12/1/2048 (b) (h)	17	9

Series 2019A-2, Rev., 7.25%, 12/1/2048 (b) (h)	46	23

Public Finance Authority, Piedmont Community Charter School

Rev., 5.00%, 6/15/2027	160	190

Rev., 5.00%, 6/15/2028	505	606

Rev., 5.00%, 6/15/2034	215	254

Rev., 5.00%, 6/15/2039	390	453

Rev., 5.00%, 6/15/2049	1,000	1,140

Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.00%, 11/15/2042 (b)	3,955	3,751

Public Finance Authority, Roseman University of Health Sciences Project

Rev., 5.00%, 4/1/2030 (b)	500	596

Rev., 5.00%, 4/1/2040 (b)	2,155	2,479

Public Finance Authority, Ultimate Medical Academy Project

Series 2019A, Rev., 5.00%, 10/1/2028 (b)	2,000	2,367

Series 2019A, Rev., 5.00%, 10/1/2029 (b)	1,850	2,211

Series 2019A, Rev., 5.00%, 10/1/2034 (b)	500	583

Public Finance Authority, Wilson Preparatory Academy

Series 2019A, Rev., 4.13%, 6/15/2029 (b)	510	539

Series 2019A, Rev., 5.00%, 6/15/2039 (b)	500	535

Series 2019A, Rev., 5.00%, 6/15/2049 (b)	1,100	1,164

Wisconsin Health and Educational Facilities Authority, Lawrence University of Wisconsin Rev., 4.00%, 2/1/2045	575	612

Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.

Series B, Rev., 5.00%, 7/1/2038	150	173

Series A, Rev., 5.00%, 7/1/2044	210	240

Series A, Rev., 5.00%, 7/1/2049	750	854

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System

Series 2019A, Rev., 5.00%, 11/1/2026	355	387

Series 2019A, Rev., 5.00%, 11/1/2027	370	406

Series 2019A, Rev., 5.00%, 11/1/2028	470	518

Series 2019A, Rev., 5.00%, 11/1/2029	315	347

Series 2019A, Rev., 5.00%, 11/1/2030	515	564

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc., Project Series A, Rev., 4.25%, 9/15/2035	1,500	1,540

Total Wisconsin		30,876

Total Municipal Bonds (Cost $480,083)		495,904

Collateralized Mortgage Obligations — 0.0%

Southcross Holdco Equity

0.00%, 7/9/2070 ‡ (Cost $12)	3	—

	SHARES (000)
Short-Term Investments — 1.2%

Investment Companies — 1.2%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (i) (j) (Cost $5,698)	5,695	5,698

Total Investments — 102.4% (Cost $485,793)		501,602
Liabilities in Excess of Other Assets — (2.4)%		(11,851)

NET ASSETS — 100.0%		489,751

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	27

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Amount rounds to less than one thousand.
(h)	Defaulted security.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of February 28, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 98.6% (a)

Alabama — 2.5%

Birmingham Airport Authority

Rev., 5.00%, 7/1/2027	250	309

Rev., 5.00%, 7/1/2028	350	440

Rev., 5.00%, 7/1/2029	375	479

Rev., 5.00%, 7/1/2030	250	324

Rev., 5.00%, 7/1/2031	175	225

Rev., 5.00%, 7/1/2032	150	192

Rev., 5.00%, 7/1/2033	325	413

Rev., 5.00%, 7/1/2034	375	475

Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.65%, 12/1/2023 (b)	7,500	7,507

Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	10,160	11,544

Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (c)	8,320	8,383

Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2023	500	547

Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	3,625	3,777

Southeast Alabama Gas Supply District (The), Project No. 1

Series A, Rev., 5.00%, 4/1/2021	2,865	2,876

Series A, Rev., 5.00%, 4/1/2022	3,220	3,379

Total Alabama		40,870

Alaska — 0.5%

Alaska Municipal Bond Bank Authority

Series 1, Rev., 5.00%, 12/1/2027	1,945	2,425

Series 1, Rev., 5.00%, 12/1/2028	1,230	1,559

Series 1, Rev., 5.00%, 12/1/2029	1,275	1,636

Series 1, Rev., 5.00%, 12/1/2030	875	1,132

City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023 (d)	500	563

State of Alaska Series A, GO, 5.00%, 8/1/2029	1,300	1,534

Total Alaska		8,849

Arizona — 1.9%

Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	4,118

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2027	125	154

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,715

Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	5,046

Maricopa County Industrial Development Authority, Banner Health

Series B, Rev., 5.00%, 10/18/2022 (c)	7,370	7,904

Series C, Rev., 5.00%, 10/18/2024 (c)	9,000	10,413

Town of Marana, Excise Tax Series 2017B, Rev., 5.00%, 7/1/2021	100	101

Total Arizona		30,451

Arkansas — 0.9%

Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project

Rev., 4.00%, 6/1/2028	1,000	1,193

Rev., 4.00%, 6/1/2030	1,195	1,404

Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	399

City of Rogers, Sales Tax Series B, Rev., 5.00%, 11/1/2027	3,855	4,717

County of Sharp, Sales and Use Tax

Rev., 5.00%, 3/1/2024	595	667

Rev., 5.00%, 3/1/2025	600	692

Rev., 5.00%, 3/1/2026	685	809

University of Arkansas, Various Facility UAMS Campus

Rev., 5.00%, 3/1/2025	500	586

Rev., 5.00%, 3/1/2026	1,000	1,169

University of Central Arkansas, Student Housing System

Series 2017A, Rev., 5.00%, 11/1/2021	1,600	1,647

Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	125

Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	275

Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	205

Total Arkansas		13,888

California — 14.2%

Alameda County Transportation Commission, Sales Tax Rev., 4.00%, 3/1/2022	5,000	5,193

Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,122

Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016A, Rev., 5.00%, 10/1/2021 (d)	1,275	1,310

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	29

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2029	20,000	23,448

California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2024	1,675	1,848

California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	8,065	8,511

California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,234

California Health Facilities Financing Authority, Providence Health and Services

Series 2014A, Rev., 5.00%, 10/1/2021	750	771

Series 2014A, Rev., 5.00%, 10/1/2022	1,500	1,614

California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 0.41%, 4/1/2022 (b)	3,250	3,253

California Municipal Finance Authority, Biola University Rev., 5.00%, 10/1/2021	370	379

California Municipal Finance Authority, California Lutheran University

Rev., 5.00%, 10/1/2025	275	322

Rev., 5.00%, 10/1/2026	150	180

Rev., 5.00%, 10/1/2027	150	183

California Municipal Finance Authority, NorthBay Healthcare Group

Series 2017A, Rev., 5.00%, 11/1/2023	500	547

Series 2017A, Rev., 5.00%, 11/1/2024	800	900

California State Public Works Board, California State University, Davidson Library at Santa Barbara Series 2013C, Rev., 5.00%, 3/1/2023 (d)	2,820	3,092

California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	310

City and County of San Francisco Series 2014A, GO, 5.00%, 6/15/2025	5,310	5,636

City of Chula Vista, Police Facility Project

COP, 5.00%, 10/1/2021	360	370

COP, 5.00%, 10/1/2022	465	500

COP, 5.00%, 10/1/2023	1,000	1,121

City of Los Angeles Department of Airports, International Airport Senior

Series A, Rev., AMT, 5.00%, 5/15/2021	1,590	1,605

Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,570

Series B, Rev., 4.00%, 5/15/2024	365	407

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	3,169

Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,280

Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,973

City of Los Angeles Department of Airports, International Airport Subordinate

Series C, Rev., 5.00%, 5/15/2022	750	794

Series C, Rev., 5.00%, 5/15/2024	700	803

City of Los Angeles, Wastewater System Series 2015-A, Rev., 5.00%, 6/1/2022	2,750	2,917

Contra Costa County Transportation Authority, Sales Tax

Series A, Rev., 5.00%, 3/1/2023	2,420	2,649

Series A, Rev., 5.00%, 3/1/2024	2,000	2,274

Eastern Municipal Water District, Water and Wastewater System

Series C, Rev., 5.00%, 7/1/2021	2,530	2,571

Series C, Rev., 5.00%, 7/1/2022	1,700	1,810

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2021	1,000	1,012

Grossmont Healthcare District

Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,182

Series D, GO, 5.00%, 7/15/2026	1,225	1,447

Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	6,145

Los Angeles Department of Water and Power, Water System Series A, Rev., 5.00%, 7/1/2025	100	119

Moreland School District GO, 5.00%, 8/1/2021	1,000	1,020

Novato Unified School District

Series A, GO, 4.00%, 2/1/2022	535	554

Series A, GO, 5.00%, 2/1/2023	685	747

Series A, GO, 5.00%, 8/1/2025	1,500	1,734

Series A, GO, 5.00%, 8/1/2026	1,800	2,077

Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,335

Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	2,122

Port of Oakland, Intermediate Lien Rev., AMT, 5.00%, 5/1/2024	2,935	3,320

Sacramento Municipal Utility District, Electric

Series E, Rev., 5.00%, 8/15/2022	2,740	2,932

Series E, Rev., 5.00%, 8/15/2027	105	133

San Diego County Regional Transportation Commission, Sales Tax

Series A, Rev., 5.00%, 4/1/2021	250	251

Series A, Rev., 5.00%, 4/1/2022	100	105

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	316

San Francisco Bay Area Rapid Transit District, Election of 2004

Series D, GO, 3.00%, 8/1/2022	2,735	2,846

Series 2015D, GO, 5.00%, 8/1/2028	1,685	2,005

San Francisco City and County Public Utilities Commission Series 2018C, Rev., 2.13%, 10/1/2023 (c)	10,000	10,354

San Francisco State Building Authority and Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,843

San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,511

Santa Barbara Unified School District

Series A, GO, 4.00%, 8/1/2022	30	32

Series B, GO, 5.00%, 8/1/2026	50	61

Sonoma County Transportation Authority, Limited Tax Rev., 5.00%, 12/1/2024	1,000	1,170

Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2021 (d)	1,000	1,016

State of California, Various Purpose

Series B, GO, 5.00%, 9/1/2023	2,810	3,137

GO, 5.00%, 11/1/2023	3,560	4,000

GO, 5.00%, 3/1/2026	13,210	15,534

GO, 5.00%, 9/1/2026	4,900	6,029

GO, 4.00%, 8/1/2028	4,000	4,669

GO, 4.00%, 8/1/2029	4,180	4,857

GO, 5.00%, 8/1/2029	7,830	9,529

GO, 4.00%, 8/1/2030	10,000	11,583

Stockton Public Financing Authority

Rev., 5.00%, 3/1/2027	630	754

Rev., 5.00%, 3/1/2029	465	570

Tobacco Securitization Authority of Northern California Rev., 0.45%, 6/1/2030	500	488

University of California Series AK, Rev., 5.00%, 5/15/2023 (c)	11,505	12,676

Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	435

Whittier Union High School District GO, 5.00%, 8/1/2023	10,495	11,697

Total California		228,013

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — 3.4%

Arapahoe County School District No. 5 Cherry Creek GO, 5.00%, 12/15/2029	17,575	23,464

City of Aurora COP, 4.00%, 12/1/2022	375	399

City of Longmon

Series A, COP, 5.00%, 12/1/2021	100	104

Series A, COP, 5.00%, 12/1/2022	100	108

Series A, COP, 5.00%, 12/1/2024	100	112

Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2027	5,000	5,876

Colorado Health Facilities Authority, Commonspirit Health Series B-2, Rev., 5.00%, 8/1/2026 (c)	10,000	11,811

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Rev., 5.00%, 9/1/2022	150	159

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,090	1,133

Counties of Gunnison, Watershed School District No. 1

Series 2014A, GO, 4.00%, 12/1/2022	300	320

Series 2014A, GO, 5.00%, 12/1/2026	500	583

County of Boulder, Flood Reconstruction Projects

COP, 5.00%, 12/1/2022	720	722

COP, 5.00%, 12/1/2023	500	502

COP, 5.00%, 12/1/2025	500	502

County of Eagle COP, 5.00%, 12/1/2022	200	216

Regional Transportation District, Denver Transit Partners

Rev., 5.00%, 1/15/2027	500	604

Rev., 5.00%, 7/15/2027	500	610

Rev., 5.00%, 1/15/2028	250	308

Rev., 5.00%, 7/15/2028	175	217

Rev., 5.00%, 1/15/2029	300	376

Rev., 5.00%, 7/15/2029	135	170

Rev., 5.00%, 1/15/2030	165	209

Rev., 5.00%, 7/15/2030	115	147

State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 3.00%, 6/15/2021	1,000	1,008

University of Colorado, Enterprise System

Series 2017A-2, Rev., 5.00%, 6/1/2022 (d)	820	869

Series 2017A-2, Rev., 5.00%, 6/1/2022	260	275

Series A, Rev., 5.00%, 6/1/2022 (d)	2,590	2,744

Series A, Rev., 5.00%, 6/1/2022	560	593

Total Colorado		54,141

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	31

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Connecticut — 1.5%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (c)	750	751

Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Series 2020B-2, Rev., 5.00%, 1/1/2027 (c)	7,750	9,504

State of Connecticut Series 2020C, GO, 4.00%, 6/1/2032	1,000	1,197

State of Connecticut, Special Tax Transportation Infrastructure Purposes Series C, Rev., 5.00%, 10/1/2026	10,000	12,272

Total Connecticut		23,724

District of Columbia — 0.2%

District of Columbia, Children’s Hospital Obligated Group Rev., 5.00%, 7/15/2021	500	509

Metropolitan Washington Airports Authority Series 2013C, Rev., 5.00%, 10/1/2021	1,475	1,516

Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,382

Total District of Columbia		3,407

Florida — 2.0%

County of Miami-Dade, Aviation Series 2020A, Rev., 5.00%, 10/1/2032	2,000	2,582

County of Miami-Dade, Stormwater Project

Rev., 5.00%, 4/1/2028	2,840	3,629

Rev., 5.00%, 4/1/2029	1,350	1,756

Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology

Rev., 5.00%, 10/1/2022	115	122

Rev., 5.00%, 10/1/2023	125	137

JEA Water and Sewer System Series A, Rev., 5.00%, 10/1/2025	250	299

Miami-Dade County Expressway Authority, Toll System Series 2014A, Rev., 5.00%, 7/1/2022	625	664

Orlando Utilities Commission Series 2020A, Rev., 5.00%, 10/1/2026	10,000	12,370

School Board of Duval County Series B, COP, 5.00%, 7/1/2021	750	762

State of Florida, State Board of Education, Lottery Series B, Rev., 5.00%, 7/1/2027	8,540	10,460

Total Florida		32,781

Georgia — 3.1%

Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien

Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,145

Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,139

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

Cook County School District, Sales Tax GO, 5.00%, 10/1/2021	1,495	1,536

Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project

Rev., 5.00%, 7/1/2023	325	357

Rev., 5.00%, 7/1/2025	250	292

Rev., 5.00%, 7/1/2026	275	329

Rev., 5.00%, 7/1/2028	375	455

Rev., 4.00%, 7/1/2032	1,000	1,120

Development Authority for Fulton County, Tech Athletic

Rev., 5.00%, 10/1/2022 (d)	4,855	5,219

Rev., 5.00%, 10/1/2022	145	155

Georgia State Road and Tollway Authority Rev., 5.00%, 6/1/2021	5,000	5,060

Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2030	10,755	14,305

State of Georgia

Series I, GO, 5.00%, 7/1/2021	8,165	8,296

Series 2016E, GO, 5.00%, 12/1/2025	6,750	8,156

Series F, GO, 5.00%, 7/1/2028	2,000	2,472

Total Georgia		50,036

Hawaii — 0.5%

City and County of Honolulu Series A, GO, 5.00%, 10/1/2029	675	802

State of Hawaii Series EF, GO, 5.00%, 11/1/2021	7,640	7,888

Total Hawaii		8,690

Illinois — 8.2%

Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2027	200	235

Carol Stream Park District, Limited Tax Series 2020A, GO, 4.00%, 11/1/2028	145	171

Champaign County Community Unit School District No. 4 Champaign

GO, 4.00%, 6/1/2028	1,255	1,487

GO, 4.00%, 6/1/2029	1,000	1,198

GO, 4.00%, 6/1/2030	1,285	1,552

Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation

Series 2020A, GO, Zero Coupon, 1/1/2025	960	926

Series 2020A, GO, Zero Coupon, 1/1/2027	385	358

Series 2020A, GO, Zero Coupon, 1/1/2028	570	516

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Chicago O’Hare International Airport, General Airport, Senior Lien

Series 2020B, Rev., 5.00%, 1/1/2028	1,000	1,250

Series 2020A, Rev., 5.00%, 1/1/2029	4,390	5,583

Series 2020A, Rev., 5.00%, 1/1/2030	4,605	5,937

Series 2020E, Rev., 5.00%, 1/1/2031	4,620	5,936

City of Chicago

Series 2015C, GO, 5.00%, 1/1/2022 (d)	3,335	3,467

Series 2015C, GO, 5.00%, 1/1/2022	1,665	1,721

City of Waukegan

Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,269

Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,358

Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,462

City of Waukegan, First Lien, Water and Sewer System

Series C, Rev., AGM, 5.00%, 12/30/2023	535	598

Series C, Rev., AGM, 5.00%, 12/30/2026	680	819

Series C, Rev., AGM, 5.00%, 12/30/2027	710	876

Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,482

Cook County Community School District No. 97, Oak Park

GO, 4.00%, 1/1/2028	500	594

GO, 4.00%, 1/1/2029	375	449

GO, 4.00%, 1/1/2030	285	338

Cook County High School District No. 207 Maine Township

Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,393

Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,451

Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,374

Cook County School District No. 69, Skokie, Limited Tax

GO, 4.00%, 12/1/2026	470	549

GO, 4.00%, 12/1/2027	490	580

GO, 4.00%, 12/1/2028	545	652

GO, 4.00%, 12/1/2029	515	625

GO, 4.00%, 12/1/2030	200	240

GO, 4.00%, 12/1/2031	820	963

Cook County School District No. 99 Cicero, Limited Tax

Series 2019B, GO, 5.00%, 12/1/2024	505	578

Series 2019B, GO, 5.00%, 12/1/2025	515	605

Cook County Township High School District No 225 Series 2016A, GO, 5.00%, 12/1/2023	5	6

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Cook County, Proviso Township High School District No. 209, Limited Tax

GO, 5.00%, 12/1/2022	2,975	3,212

GO, 5.00%, 12/1/2023	2,350	2,614

County of Du Page, Courthouse Project GO, 5.00%, 1/1/2024	335	377

DeKalb County Community Unit School District No. 428 DeKalb

GO, 4.00%, 1/1/2028	1,265	1,502

GO, 4.00%, 1/1/2029	650	778

GO, 4.00%, 1/1/2030	600	712

GO, 4.00%, 1/1/2031	1,000	1,177

Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	674

Glenview Park District

GO, 5.00%, 12/1/2026	300	366

GO, 5.00%, 12/1/2029	350	435

Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,348

Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (c)	3,750	3,755

Illinois Finance Authority, DePaul University

Rev., 5.00%, 10/1/2023	200	222

Rev., 5.00%, 10/1/2025	300	356

Rev., 5.00%, 10/1/2028	250	301

Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project

Rev., 4.00%, 1/15/2030	1,960	2,321

Rev., 4.00%, 1/15/2032	2,120	2,474

Illinois Finance Authority, Silver Cross Hospital and Medical Centers

Series C, Rev., 5.00%, 8/15/2021	150	153

Series 2015C, Rev., 5.00%, 8/15/2022	500	531

Illinois Finance Authority, State Clean Water Revolving Funds Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,822

Kane and DeKalb Counties Community Unit School District No. 301 GO, 5.00%, 1/1/2027	355	432

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	139

Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	254

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	33

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued

Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	124

Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	78

Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	162

Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	77

Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	48

Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	94

Lincoln Land Community College District No. 526

GO, 4.00%, 12/15/2021 (d)	440	453

GO, 5.00%, 12/15/2021	305	317

Madison-Macoupin Etc Counties Community College District No. 536, Lewis and Clark Community

GO, AGM, 4.00%, 5/1/2025	400	447

GO, AGM, 4.00%, 5/1/2026	200	227

GO, AGM, 4.00%, 5/1/2028	350	408

GO, AGM, 4.00%, 5/1/2029	1,000	1,155

Peoria County Community Unit School District No. 309 Brimfield

GO, AGM, 4.00%, 4/1/2026	750	856

GO, AGM, 4.00%, 4/1/2027	780	906

GO, AGM, 4.00%, 4/1/2028	410	483

GO, AGM, 4.00%, 4/1/2029	240	286

GO, AGM, 4.00%, 4/1/2030	375	440

Peoria Public Building Commission

Series A, Rev., AGM, 4.00%, 12/1/2025	700	795

Series A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,149

Series A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,480

Series A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,500

Series A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,980

Sales Tax Securitization Corp.

Series C, Rev., 5.00%, 1/1/2024	3,000	3,346

Series C, Rev., 5.00%, 1/1/2025	4,250	4,885

Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,452

State of Illinois Series D, GO, 5.00%, 11/1/2023	5,000	5,463

State of Illinois, Sales Tax, Junior Obligation, Tax-Exempt

Series 2018A, Rev., 5.00%, 6/15/2021	4,600	4,653

Series A, Rev., 5.00%, 6/15/2022	4,600	4,824

Series A, Rev., 5.00%, 6/15/2023	4,600	4,981

University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,724

Village of Arlington Heights GO, 4.00%, 12/1/2028	1,890	2,281

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	1,014

Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2029	250	299

Total Illinois		131,940

Indiana — 1.7%

City of Evansville, Sewage Works

Rev., 4.00%, 7/1/2027	985	1,166

Rev., 4.00%, 7/1/2028	1,015	1,215

City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,480

Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,112

Indiana Finance Authority, Health Obligated Group

Series C, Rev., 5.00%, 12/1/2021	2,355	2,439

Series B, Rev., 2.25%, 7/1/2025 (c)	5,000	5,268

Indiana Finance Authority, Indianapolis Power and Light Co., Project

Rev., 0.75%, 4/1/2026 (c)	3,000	2,948

Rev., AMT, 0.95%, 4/1/2026 (c)	4,525	4,440

New Albany-Floyd County School Building Corp., First Mortgage

Rev., 5.00%, 7/15/2021	700	712

Rev., 5.00%, 7/15/2022	835	889

Purdue University, Student Fee

Series DD, Rev., 5.00%, 7/1/2025	870	1,039

Series DD, Rev., 5.00%, 7/1/2027	10	13

Total Indiana		26,721

Iowa — 0.8%

Iowa Finance Authority, Health System Rev., VRDO, 0.60%, 1/4/2024 (c) (e)	12,350	12,350

Kansas — 1.2%

Butler County, Unified School District No. 375 Circle Series 2014-1, GO, 4.00%, 9/1/2024	200	210

City of Wichita, Sales Tax, River District Stadium Star Bond Project

Rev., 5.00%, 9/1/2025	300	355

Rev., 5.00%, 9/1/2026	465	565

City of Wichita, Water and Sewer Utility Series 2014A, Rev., 5.00%, 10/1/2022	2,200	2,366

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kansas — continued

Kansas Development Finance Authority, State of Kansas Project Series F, Rev., 4.00%, 11/1/2029	6,820	7,945

Overland Park Development Corp., Overland Park Convention Center Hotel

Rev., 4.00%, 3/1/2022	1,455	1,463

Rev., 5.00%, 3/1/2023	1,520	1,562

Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	2,087

University of Kansas Hospital Authority, Health System Series 2017A, Rev., 5.00%, 3/1/2024	275	312

Wyandotte County Unified School District No. 202 Turner

Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	473

Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	267

Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	404

Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	498

Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	465

Total Kansas		18,972

Kentucky — 1.3%

Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL-RE, 5.00%, 9/1/2023	240	265

Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024 (c)	2,500	2,725

Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series B, Rev., AMT, 2.55%, 5/3/2021 (c)	2,250	2,259

Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 10/1/2029 (c)	10,500	13,559

Northern Kentucky University Series A, Rev., 5.00%, 9/1/2024	1,310	1,464

Total Kentucky		20,272

Louisiana — 1.5%

City of Shreveport, Water and Sewer, Junior Lien

Series C, Rev., 3.00%, 12/1/2021 (d)	175	179

Series C, Rev., 5.00%, 12/1/2022	270	291

Series 2018C, Rev., 5.00%, 12/1/2023	365	408

Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	457

Series 2018C, Rev., 5.00%, 12/1/2025	915	1,090

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued

Series 2018C, Rev., 5.00%, 12/1/2026	500	612

Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	440

Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	752

Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	636

Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	378

Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	6,797

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.68%, 9/1/2023 (b)	10,000	9,987

Louisiana Public Facilities Authority, Tulane University Project

Rev., 5.00%, 12/15/2022	230	249

Rev., 5.00%, 12/15/2025	250	299

Series 2020A, Rev., 5.00%, 4/1/2027	150	185

Series 2020A, Rev., 5.00%, 4/1/2028	165	207

Series 2020A, Rev., 5.00%, 4/1/2029	220	281

Series 2020A, Rev., 5.00%, 4/1/2030	130	169

Series 2020A, Rev., 5.00%, 4/1/2031	150	193

Total Louisiana		23,610

Maryland — 0.5%

State of Maryland Department of Transportation Rev., 5.00%, 10/1/2025	6,100	7,319

Massachusetts — 4.1%

City of Boston Series 2014A, GO, 5.00%, 3/1/2023	7,360	8,061

Commonwealth of Massachusetts

Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.69%, 11/1/2025 (b)	3,000	3,001

Series 2019C, GO, 5.00%, 5/1/2026	10,000	12,213

Commonwealth of Massachusetts, Consolidated Loan Series D, GO, 4.00%, 9/1/2030	8,290	9,391

Massachusetts Clean Water Trust (The), Revolving Funds Rev., 5.00%, 8/1/2025	6,775	8,099

Massachusetts Development Finance Agency, Northeastern University Issue

Series 2020A, Rev., 5.00%, 10/1/2027	1,000	1,259

Series 2020A, Rev., 5.00%, 10/1/2028	1,000	1,284

Series 2020A, Rev., 5.00%, 10/1/2030	660	876

Series 2020A, Rev., 5.00%, 10/1/2031	585	773

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	35

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

Series 2020A, Rev., 5.00%, 10/1/2032	425	557

Series 2020A, Rev., 5.00%, 10/1/2033	450	587

Series 2020A, Rev., 5.00%, 10/1/2034	500	651

Series 2020A, Rev., 5.00%, 10/1/2035	1,000	1,297

Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.53%, 1/26/2023 (b)	10,000	10,013

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2025	525	614

Rev., 5.00%, 7/1/2026	435	523

Rev., 5.00%, 7/1/2027	420	516

Rev., 5.00%, 7/1/2028	525	654

Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2023	4,840	5,344

Total Massachusetts		65,713

Michigan — 2.1%

Avondale School District, Unlimited Tax Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,376

City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2022	350	364

City of Royal Oak, Capital Improvement

GO, 5.00%, 4/1/2027	625	775

GO, 5.00%, 4/1/2028	245	309

Gerald R Ford International Airport Authority, Limited Tax

Rev., GTD, 5.00%, 1/1/2023	1,560	1,693

Rev., GTD, 5.00%, 1/1/2024	1,400	1,572

Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	904

Jackson Public Schools, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2025	570	649

GO, Q-SBLF, 4.00%, 5/1/2026	885	1,029

GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,282

Kalamazoo Public Schools, Unlimited Tax GO, 5.00%, 5/1/2022	1,000	1,056

Michigan Finance Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2021	2,250	2,313

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,648

Michigan Strategic Fund, The Detroit Edison Co. Series CC, Rev., 1.45%, 9/1/2021 (c)	2,600	2,615

Northville Public Schools, School Building and Site

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Series II, GO, 5.00%, 5/1/2027	375	466

Series II, GO, 5.00%, 5/1/2028	600	762

Series II, GO, 5.00%, 5/1/2029	250	323

Troy School District, School Building and Site

GO, Q-SBLF, 5.00%, 5/1/2021	550	554

GO, Q-SBLF, 5.00%, 5/1/2022	500	528

University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024 (c)	10,650	11,578

Total Michigan		33,796

Minnesota — 0.5%

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2024	210	235

Series 2019C, COP, 5.00%, 2/1/2024	295	330

Series 2019B, COP, 5.00%, 2/1/2025	185	213

Series 2019C, COP, 5.00%, 2/1/2025	310	357

Series 2019B, COP, 5.00%, 2/1/2026	195	231

Series 2019C, COP, 5.00%, 2/1/2026	320	379

Series 2019B, COP, 5.00%, 2/1/2027	185	224

Series 2019B, COP, 5.00%, 2/1/2028	175	217

Series 2019C, COP, 5.00%, 2/1/2028	350	433

Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2022	1,000	1,039

Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.

Rev., 4.00%, 12/1/2024	100	108

Rev., 4.00%, 12/1/2025	185	203

Rev., 4.00%, 12/1/2026	185	206

Rev., 4.00%, 12/1/2027	195	218

Rev., 4.00%, 12/1/2028	240	270

Western Minnesota Municipal Power Agency, Power Supply

Series A, Rev., 5.00%, 1/1/2023	1,500	1,628

Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,129

Total Minnesota		7,420

Mississippi — 0.7%

County of Harrison, Tax-Exempt

Series A, GO, 5.00%, 10/1/2027	800	999

Series A, GO, 5.00%, 10/1/2028	345	440

Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2031	3,105	3,952

Mississippi Business Finance Corp., Pollution Control, Power Company Project Rev., 3.20%, 9/1/2028	4,000	4,207

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — continued

State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,749

Total Mississippi		11,347

Missouri — 0.6%

City of Chesterfield COP, 5.00%, 12/1/2021	1,000	1,036

City of St. Louis, St. Louis Lambert International Airport

Rev., 5.00%, 7/1/2021	1,575	1,599

Rev., 5.00%, 7/1/2022	1,000	1,062

Rev., 5.00%, 7/1/2023	1,080	1,192

City of St. Peters

COP, 4.00%, 5/1/2026	705	816

COP, 4.00%, 5/1/2027	730	861

COP, 4.00%, 5/1/2028	760	908

COP, 4.00%, 5/1/2029	760	917

COP, 4.00%, 5/1/2030	545	664

County of Greene, Special Obligation

Rev., 4.00%, 12/1/2028	300	359

Rev., 4.00%, 12/1/2029	200	242

Health and Educational Facilities Authority of the State of Missouri, State University Rev., 4.00%, 10/1/2021	300	306

North Kansas City School District 74, Improvement Bonds, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	350	367

Total Missouri		10,329

Montana — 0.2%

Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	580

Missoula County Elementary School District No. 1 GO, 5.00%, 7/1/2024	520	599

State of Montana, Long-Range Building Program

GO, 5.00%, 8/1/2021	690	704

GO, 5.00%, 8/1/2022	1,000	1,068

Total Montana		2,951

Nebraska — 0.1%

Southeast Community College, Tax Supported

COP, 5.00%, 12/15/2021	200	208

COP, 5.00%, 12/15/2026	275	342

COP, 5.00%, 12/15/2027	495	628

COP, 5.00%, 12/15/2028	540	692

Total Nebraska		1,870

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Hampshire — 0.4%

New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,446

State of New Hampshire Series A, GO, 5.00%, 3/1/2026	2,880	3,388

Total New Hampshire		5,834

New Jersey — 4.9%

City of Newark

Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,230

Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	937

New Jersey Economic Development Authority, School Facilities Construction

Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,746

Series DDD, Rev., 5.00%, 6/15/2026	1,840	2,192

Rev., 5.00%, 6/15/2027	435	528

Rev., 5.00%, 6/15/2028	400	493

Rev., 5.00%, 6/15/2029	500	623

Rev., 5.00%, 6/15/2030	275	345

Rev., 5.00%, 6/15/2031	500	631

New Jersey Institute of Technology, Tax-Exempt

Series 2020A, Rev., 5.00%, 7/1/2027	175	217

Series 2020A, Rev., 5.00%, 7/1/2028	200	253

Series 2020A, Rev., 5.00%, 7/1/2029	270	347

Series 2020A, Rev., 5.00%, 7/1/2030	415	526

Series 2020A, Rev., 5.00%, 7/1/2032	725	911

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A, Rev., 5.00%, 6/15/2028	3,000	3,548

Series A, Rev., 5.00%, 6/15/2029	5,350	6,277

Series A, Rev., 5.00%, 6/15/2031	4,750	5,516

New Jersey Turnpike Authority Series C-6, Rev., (ICE LIBOR USD 1 Month + 0.75%), 0.84%, 1/1/2023 (b)	10,000	10,034

Passaic Valley Sewerage Commissioners, Sewer System

Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	7,111

Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	7,245

Series J, Rev., AGM, 3.00%, 12/1/2029	6,555	7,256

Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	7,336

State of New Jersey, COVID-19 Emergency Bonds GO, 5.00%, 6/1/2025	7,330	8,626

State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	4,147

Township of South Brunswick GO, 5.00%, 9/1/2022	425	456

Total New Jersey		78,531

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	37

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Mexico — 0.2%

County of Sandoval

GO, 5.00%, 8/1/2024	1,100	1,268

GO, 5.00%, 8/1/2025	500	596

GO, 5.00%, 8/1/2026	650	796

New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2103B, Rev., 5.00%, 6/1/2021	800	810

Total New Mexico		3,470

New York — 8.1%

Bedford Central School District, Boces Project Bonds GO, 5.00%, 11/15/2022	2,410	2,608

Build NYC Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2021 (d)	550	559

City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	634

City of New York Series 2012A-1, GO, 5.00%, 8/1/2021 (d)	2,190	2,234

City of New York, Fiscal Year 2020 Series 2020-1, GO, 4.00%, 8/1/2027	2,450	2,913

County of Orange, Public Improvement

Series B, GO, 5.00%, 3/1/2021	1,510	1,510

GO, 5.00%, 2/1/2023	1,000	1,090

County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2026	365	450

Floral Park-Bellerose Union Free School District

GO, 5.00%, 12/1/2028	640	834

GO, 4.00%, 12/1/2029	670	814

Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,174

Long Island Power Authority, Electric System

Rev., 5.00%, 9/1/2025	500	598

Rev., 5.00%, 9/1/2027	500	630

Rev., 5.00%, 9/1/2028	750	942

Metropolitan Transportation Authority

Series D-1, Rev., (ICE LIBOR USD 1 Month + 0.65%), 0.73%, 7/1/2021 (b)	4,570	4,567

Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,426

Metropolitan Transportation Authority, Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,624

Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	881

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 4.00%, 1/1/2032	1,000	1,210

New York City Industrial Development Agency, Yankee Stadium Project

Rev., AGM, 5.00%, 3/1/2028	1,000	1,240

Rev., AGM, 5.00%, 3/1/2029	2,000	2,542

Rev., AGM, 4.00%, 3/1/2031	2,500	3,020

Rev., AGM, 4.00%, 3/1/2032	1,500	1,797

New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2026	5,000	5,829

New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center

Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,227

Series 1, Rev., 4.00%, 7/1/2031	4,255	5,170

New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,916

New York State Dormitory Authority, New School University Series 2015A, Rev., 5.00%, 7/1/2024	1,100	1,253

New York State Dormitory Authority, New York University Series 2019A, Rev., 5.00%, 7/1/2027	4,630	5,801

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series 2020B, Rev., RAN, 5.00%, 3/31/2021	13,925	13,982

Series 2011G, Rev., 5.00%, 8/15/2021	1,110	1,134

New York State Dormitory Authority, State Sales Tax

Series A, Rev., 5.00%, 3/15/2021	2,000	2,003

Series 2017A, Rev., 5.00%, 3/15/2024	6,135	6,991

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	9,831

New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt

Rev., 5.00%, 12/1/2027	800	988

Rev., 5.00%, 12/1/2028	500	620

Niagara Frontier Transportation Authority, Buffalo Niagara International Airport

Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	322

Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	325

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	4,325	4,818

Sales Tax Asset Receivable Corp., Fiscal Year 2015

Series 2015A, Rev., 5.00%, 10/15/2022	4,800	5,178

Series 2015A, Rev., 5.00%, 10/15/2025	4,500	5,228

Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	463

State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	3,957

Town of East Hampton

GO, 5.00%, 5/15/2021	1,000	1,010

GO, 5.00%, 5/15/2023	1,000	1,105

Town of Oyster Bay, Public Improvement

GO, 4.00%, 11/1/2026	800	937

GO, 4.00%, 11/1/2027	675	804

Triborough Bridge and Tunnel Authority Series A, Rev., 5.00%, 11/15/2024	3,290	3,606

White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,785

Total New York		129,580

North Carolina — 1.4%

North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (c)	13,805	14,722

State of North Carolina, Build NC Programs, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2022	700	740

University of North Carolina, Hospital at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.48%, 11/9/2022 (b)	5,750	5,764

Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	493

Total North Carolina		21,719

Ohio — 1.4%

Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	375	386

American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (c)	5,000	5,033

City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

Series 2018A, Rev., 5.00%, 10/1/2025	150	178

Series 2018A, Rev., 5.00%, 10/1/2027	250	311

Series 2018A, Rev., 5.00%, 10/1/2028	250	313

City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	228

County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati Series A, Rev., 5.00%, 12/1/2021	1,375	1,425

County of Lake, Hospital Facilities, Lake Hospital System, Inc.

Rev., 5.00%, 8/15/2023	1,445	1,599

Rev., 5.00%, 8/15/2024	1,655	1,891

Cuyahoga Community College District, Facilities Construction and Improvement GO, 5.00%, 12/1/2028	2,300	2,793

Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project

Rev., 5.00%, 12/1/2025	250	259

Rev., 5.00%, 12/1/2026	625	648

Rev., 5.00%, 12/1/2029	800	829

Franklin County, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 0.46%, 11/15/2021 (b)	4,000	4,001

State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 0.17%, 3/9/2021 (c)	2,500	2,500

Total Ohio		22,394

Oklahoma — 1.9%

Bryan County School Finance Authority, Durant Public Schools Project

Rev., 4.00%, 12/1/2028	385	465

Rev., 4.00%, 12/1/2029	415	506

Rev., 4.00%, 12/1/2030	435	528

Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project

Rev., 5.00%, 9/1/2025	365	420

Rev., 5.00%, 9/1/2026	820	965

Rev., 5.00%, 9/1/2027	1,250	1,499

Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	3,050	3,545

Custer County Economic Development Authority, Thomas Fay Public Schools

Rev., 4.00%, 12/1/2025	700	789

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	39

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oklahoma — continued

Rev., 4.00%, 12/1/2027	1,255	1,449

Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project

Rev., 5.00%, 9/1/2028	375	472

Rev., 5.00%, 9/1/2029	1,175	1,470

Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2029	300	357

Muskogee Industrial Trust, Muskogee Public Schools Project

Rev., 5.00%, 9/1/2024	890	1,012

Rev., 5.00%, 9/1/2025	850	992

Rev., 5.00%, 9/1/2026	1,800	2,148

Rev., 5.00%, 9/1/2027	480	583

Rev., 4.00%, 9/1/2028	2,500	2,904

Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project

Rev., 5.00%, 10/1/2022	500	537

Rev., 5.00%, 10/1/2023	355	395

Rev., 5.00%, 10/1/2025	1,000	1,188

Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2021	2,000	2,048

University of Oklahoma, Tax Exempt

Series 2020B, Rev., 5.00%, 7/1/2026	810	982

Series 2020B, Rev., 5.00%, 7/1/2027	430	534

Series 2020B, Rev., 5.00%, 7/1/2028	455	577

Series 2020B, Rev., 5.00%, 7/1/2029	480	617

Series 2020B, Rev., 5.00%, 7/1/2032	1,105	1,432

Wagoner County School Development Authority, Wagoner Public Schools Project

Rev., 4.00%, 9/1/2025	625	699

Rev., 4.00%, 9/1/2027	725	831

Rev., 4.00%, 9/1/2028	300	346

Total Oklahoma		30,290

Oregon — 0.2%

City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	45

Port of Portland, International Airport

Series 23, Rev., 5.00%, 7/1/2023	1,000	1,107

Series 23, Rev., 5.00%, 7/1/2024	1,595	1,831

Total Oregon		2,983

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — 9.1%

Allegheny County Sanitary Authority, Sewer

Rev., 5.00%, 12/1/2021	3,500	3,624

Rev., 5.00%, 12/1/2022	3,000	3,246

Rev., 5.00%, 12/1/2023	4,000	4,504

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2023	1,000	1,086

Rev., 5.00%, 11/1/2024	1,000	1,109

Charleroi Borough Authority Water System

Rev., AGM, 4.00%, 12/1/2024	175	196

Rev., AGM, 4.00%, 12/1/2025	150	171

Rev., AGM, 4.00%, 12/1/2026	100	116

Rev., AGM, 4.00%, 12/1/2027	125	147

Chester County Health and Education Facilities Authority, Main Line Health System

Series 2020A, Rev., 5.00%, 9/1/2026	250	306

Series 2020A, Rev., 5.00%, 9/1/2027	200	251

Series 2020A, Rev., 5.00%, 9/1/2028	175	224

Series 2020A, Rev., 5.00%, 9/1/2029	175	227

City of Philadelphia, Water and Wastewater

Series A, Rev., 5.00%, 7/1/2022	1,510	1,605

Series 2014A, Rev., 5.00%, 7/1/2024	2,595	2,971

City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2027	350	439

Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2022	555	586

Commonwealth of Pennsylvania Series 2011-1, GO, 4.00%, 11/15/2028	5,000	5,118

County of Chester GO, 4.00%, 7/15/2028	2,500	3,062

County of Lackawanna

Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,746

Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,788

Series 2020B, GO, 4.00%, 9/1/2029	1,525	1,815

County of Northampton

Series A, GO, 4.00%, 10/1/2026	750	869

Series A, GO, 4.00%, 10/1/2027	1,565	1,817

Series A, GO, 4.00%, 10/1/2028	920	1,063

County of Westmoreland Series A, GO, 5.00%, 8/15/2028	3,000	3,813

East Stroudsburg Area School District GO, 3.00%, 9/1/2027	1,845	2,078

Lehigh County Industrial Development Authority, PPL Electric Utilities Corp. Project

Series 2016B, Rev., 1.80%, 8/15/2022 (c)	4,000	4,082

Series 2016A, Rev., 1.80%, 9/1/2022 (c)	2,500	2,553

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,147

Panther Valley School District

GO, 2.00%, 10/15/2026	750	770

GO, 2.00%, 10/15/2027	680	693

GO, 2.00%, 10/15/2028	300	304

GO, 2.00%, 10/15/2029	300	302

Penn Hills School District

GO, 5.00%, 10/1/2026	4,845	5,872

GO, 5.00%, 10/1/2027	3,585	4,442

GO, 5.00%, 10/1/2028	3,585	4,530

GO, 5.00%, 10/1/2029	3,815	4,901

Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015C, Rev., 5.00%, 10/1/2022	5,055	5,441

Pennsylvania Turnpike Commission

Series A, Rev., 5.00%, 12/1/2021	655	678

Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.63%, 12/1/2023 (b)	13,000	13,066

Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2023	270	301

Quaker Valley School District

GO, 5.00%, 10/1/2028	350	450

GO, 5.00%, 10/1/2029	425	556

GO, 5.00%, 10/1/2030	250	330

Quakertown Community School District GO, 4.00%, 8/1/2026	2,695	3,164

School District of Philadelphia (The) Series 2020-2021A, Rev., TRAN, 4.00%, 6/30/2021	15,000	15,192

Schuylkill Valley School District

GO, 5.00%, 4/1/2022	255	268

GO, 5.00%, 4/1/2022 (d)	95	100

Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,648

Southcentral General Authority, Wellspan Health Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024	380	434

Southeastern Pennsylvania Transportation Authority

Rev., 5.00%, 6/1/2027	635	791

Rev., 5.00%, 6/1/2028	2,265	2,883

Rev., 5.00%, 6/1/2029	3,115	4,035

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax

Rev., AGM, 5.00%, 2/1/2028	2,590	3,227

Rev., AGM, 5.00%, 2/1/2029	2,750	3,477

Rev., AGM, 5.00%, 2/1/2030	2,925	3,790

Rev., AGM, 5.00%, 2/1/2031	4,750	6,123

State Public School Building Authority, Community College of Philadelphia Project

Rev., 5.00%, 6/15/2021	2,760	2,796

Rev., 5.00%, 6/15/2024	2,625	2,967

Upper St. Clair Township School District

Series 2019B, GO, 4.00%, 10/1/2028	575	673

Series 2019B, GO, 4.00%, 10/1/2029	420	488

Total Pennsylvania		146,451

Rhode Island — 0.0% (f)

Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., GAN, 5.00%, 6/15/2022	25	26

South Carolina — 0.2%

Charleston County School District GO, SCSDE, 5.00%, 3/1/2025	3,000	3,541

South Dakota — 0.1%

South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group

Series B, Rev., 4.00%, 11/1/2021	500	512

Series B, Rev., 5.00%, 11/1/2022	375	404

South Dakota State Building Authority

Series B, Rev., 5.00%, 6/1/2021	485	491

Total South Dakota		1,407

Tennessee — 1.2%

County of Hamilton

Series 2020B, GO, 5.00%, 3/1/2027	2,685	3,357

Series 2020B, GO, 5.00%, 3/1/2028	3,705	4,743

County of Rutherford

Series A, GO, 5.00%, 4/1/2026	1,165	1,375

State of Tennessee

Series A, GO, 4.00%, 8/1/2025	7,000	7,350

Tennessee Energy Acquisition Corp., Gas Project

Series A, Rev., 4.00%, 5/1/2022	1,460	1,521

Series A, Rev., 4.00%, 5/1/2023	1,400	1,506

Total Tennessee		19,852

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	41

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — 8.0%

Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,395

Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,163

Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project

Series 2018C, Rev., 5.00%, 8/1/2026	250	307

Series 2018C, Rev., 5.00%, 8/1/2027	200	252

Series 2018C, Rev., 5.00%, 8/1/2029	325	403

Austin Convention Enterprises, Inc., Convention Center Hotel First Tier Series 2017A, Rev., 5.00%, 1/1/2022	750	770

Board of Regents of the University of Texas System, Financing System Series 2020C, Rev., 5.00%, 8/15/2031	5,000	6,820

Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	1,545	1,561

City of Austin, Airport System

Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,334

Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	709

Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	758

City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	599

City of Denton GO, 5.00%, 2/15/2023	1,045	1,141

City of El Paso

GO, 5.00%, 8/15/2021	530	541

GO, 5.00%, 8/15/2025	4,035	4,818

City of Galveston GO, 4.00%, 5/1/2024	635	702

City of Galveston, Waterworks and Sewer System Rev., 5.00%, 5/1/2021	265	267

City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,247

City of Houston, Public Improvement

Series A, GO, 5.00%, 3/1/2021	3,000	3,000

Series A, GO, 5.00%, 3/1/2025	1,195	1,406

City of San Antonio, Electric and Gas Systems Series B, Rev., 2.00%, 12/1/2021 (c)	6,480	6,509

Cypress-Fairbanks Independent School District, Unlimited Tax

Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2025	6,385	7,511

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2026	3,855	4,681

Forney Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,514

Galveston County, Unlimited Tax

GO, 4.00%, 2/1/2024	980	1,079

GO, 4.00%, 2/1/2025	800	904

Grand Parkway Transportation Corp., System Toll Rev., BAN, 5.00%, 2/1/2023	10,000	10,788

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	2,203

Harris County Fresh Water Supply District No. 61 GO, AGM, 3.00%, 9/1/2025	530	579

Hereford Independent School District, School Building

GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,664

GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,726

Houston Community College System GO, 5.00%, 2/15/2023 (d)	1,000	1,093

Irving Hospital Authority, Baylor Scott and White Medical Center Series 2017A, Rev., 5.00%, 10/15/2022	250	269

Series 2017B, Rev., (SIFMA Municipal Swap Index Yield + 1.10%), 1.13%, 10/15/2023 (b)	1,665	1,661

Series 2017A, Rev., 5.00%, 10/15/2028	250	296

Series 2017A, Rev., 5.00%, 10/15/2029	500	588

Katy Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2027	290	310

Klein Independent School District, Unlimited Tax Series B, GO, 5.00%, 8/1/2029	525	625

Lewisville Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/15/2025	750	834

GO, PSF-GTD, 5.00%, 8/15/2026	750	834

GO, PSF-GTD, 5.00%, 8/15/2027	650	722

Lower Colorado River Authority

Series B, Rev., 5.00%, 5/15/2022 (d)	60	64

Series B, Rev., 5.00%, 5/15/2023	4,700	4,966

North Texas Tollway Authority System, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,836

Pasadena Independent School District, School Building, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,129

Richardson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	3,165	3,997

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

S&S Consolidated Independent School District

GO, PSF-GTD, 4.00%, 2/15/2028	580	691

Southside Independent School District, Scholl Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	250	268

Southwest Higher Education Authority, Inc., Southern Methodist University Project

Rev., 5.00%, 10/1/2021	425	437

Rev., 5.00%, 10/1/2022	400	430

Rev., 5.00%, 10/1/2023	400	445

State of Texas Rev., TRAN, 4.00%, 8/26/2021	32,480	33,092

Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Series D, Rev., 6.25%, 12/15/2026	1,520	1,784

West Travis County Public Utility Agency

Rev., 5.00%, 8/15/2022	545	582

Rev., 5.00%, 8/15/2023	325	360

Rev., 5.00%, 8/15/2027	350	435

Total Texas		128,099

Utah — 1.3%

Salt Lake City Corp., International Airport Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,060

State of Utah GO, 5.00%, 7/1/2021	4,925	5,005

Utah Infrastructure Agency, Tax-Exempt Telecommunications Series A, Rev., 5.00%, 10/15/2025	10,380	12,220

West Valley City Municipal Building Authority

Rev., AGM, 4.00%, 2/1/2024	500	550

Rev., AGM, 5.00%, 2/1/2025	250	291

Rev., AGM, 5.00%, 2/1/2027	720	887

Rev., AGM, 5.00%, 2/1/2029	1,070	1,303

Total Utah		21,316

Vermont — 0.1%

University of Vermont and State Agricultural College

Rev., 5.00%, 10/1/2021	750	771

Rev., 5.00%, 10/1/2022	855	919

Vermont Municipal Bond Bank

Series 3, Rev., 5.00%, 12/1/2021	400	414

Total Vermont		2,104

Virginia — 2.8%

County of Fairfax, Public Improvement Series 2019A, GO, 4.00%, 10/1/2026	7,715	9,131

County of Loudoun, Public Improvement Series A, GO, 5.00%, 12/1/2026	1,930	2,337

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Fairfax County Water Authority Series B, Rev., 5.25%, 4/1/2024	5,615	6,462

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs

Series 2017E, Rev., 5.00%, 2/1/2027	20,000	24,925

Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,239

Virginia Resources Authority, Infrastructure Pooled Financing Program Series C, Rev., 5.00%, 11/1/2027	1,235	1,536

Total Virginia		45,630

Washington — 1.3%

Snohomish County Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	602

Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026 (c)	17,000	20,079

Total Washington		20,681

West Virginia — 0.2%

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Company — Amos Project Series 2009A, Rev., 2.63%, 6/1/2022 (c)	2,905	2,976

Wisconsin — 1.6%

Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	252

PMA Levy and Aid Anticipation Notes Program Series 2020A, Rev., 3.00%, 3/22/2021	1,500	1,502

State of Wisconsin

Series A, GO, 5.00%, 5/1/2026	5,050	5,948

Series 1, GO, 5.00%, 11/1/2026	1,135	1,407

Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,952

Wauwatosa School District, School Building and Improvement

Series 2019A, GO, 5.00%, 3/1/2027	5,025	6,266

Series 2019A, GO, 5.00%, 3/1/2029	6,025	7,451

Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	384

Total Wisconsin		26,162

Total Municipal Bonds (Cost $1,532,397)		1,582,506

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	43

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Collateralized Mortgage Obligations — 0.0% (f)

FNMA, REMIC Series 2002-36, Class FS, 0.62%, 6/25/2032 (c) (Cost $96)	96	96

	SHARES (000)
Short-Term Investments — 0.5%

Investment Companies — 0.5%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (g) (h) (Cost $7,154)	7,158	7,161

Total Investments — 99.1% (Cost $1,539,647)		1,589,763
Other Assets Less Liabilities — 0.9%		14,486

NET ASSETS — 100.0%		1,604,249

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association

TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 99.5% (a)

Alabama — 0.4%

Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,299

Alaska — 0.2%

Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	555	588

Arizona — 2.2%

Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 4.00%, 7/15/2030 (b)	250	273

Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 4.00%, 7/15/2030 (b)	755	825

Arizona State University, Green Bond Series 2015A, Rev., 5.00%, 7/1/2028	75	88

City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,476

La Paz County Industrial Development Authority, Harmony Public School Project

Rev., 4.00%, 2/15/2041	420	459

Rev., 4.00%, 2/15/2046	335	363

Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200	251

University of Arizona (The), Stimulus Plan for Economic and Educational Development

Series 2020A, Rev., 5.00%, 8/1/2025	250	295

Series 2020A, Rev., 5.00%, 8/1/2026	700	850

Series 2020A, Rev., 5.00%, 8/1/2027	750	930

Total Arizona		6,810

California — 5.4%

California Health Facilities Financing Authority, On Lok Senior Health Service

Rev., 3.00%, 8/1/2021	100	101

Rev., 3.00%, 8/1/2022	100	103

Rev., 3.00%, 8/1/2025	50	54

California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc. Series 2021A, Rev., 4.00%, 12/1/2026 (b)	100	108

Series 2021A, Rev., 5.00%, 12/1/2027 (b)	50	57

Series 2021A, Rev., 5.00%, 12/1/2028 (b)	60	69

Series 2021A, Rev., 5.00%, 12/1/2029 (b)	100	115

Series 2021A, Rev., 5.00%, 12/1/2031 (b)	65	75

California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410	491

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

California School Finance Authority, Kipp Socal Projects

Series 2020A, Rev., 5.00%, 7/1/2027 (b)	80	98

Series 2020A, Rev., 5.00%, 7/1/2028 (b)	110	137

Series 2020A, Rev., 5.00%, 7/1/2029 (b)	140	177

Series 2020A, Rev., 5.00%, 7/1/2030 (b)	100	128

Series 2020A, Rev., 4.00%, 7/1/2040 (b)	295	337

California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 3.00%, 4/1/2050	2,645	2,727

Contra Costa County Public Financing Authority, Capital Projects Series 2021A, Rev., 4.00%, 6/1/2038 (c)	4,185	4,923

CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim Rev., 2.88%, 8/1/2041 (b)	1,000	962

CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (b)	500	540

Eastern Municipal Water District Financing Authority, Water and Wastewater System

Series 2020A, Rev., 5.00%, 7/1/2035	500	662

Series 2020A, Rev., 5.00%, 7/1/2036	500	659

Middle Fork Project Finance Authority Rev., 5.00%, 4/1/2027	3,000	3,596

State of California, Department of Veterans Affairs Series B, Rev., 3.50%, 12/1/2045	400	424

Total California		16,543

Colorado — 3.5%

Aspen Fire Protection District

COP, 4.00%, 12/1/2034	200	234

COP, 4.00%, 12/1/2035	225	262

COP, 4.00%, 12/1/2036	350	406

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 4.00%, 12/1/2030 (b)	595	609

Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project Rev., 5.00%, 9/1/2022	470	502

Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2034 (b)	300	334

Colorado Housing and Finance Authority, Single Family Mortgage

Series 2019F, Rev., GNMA COLL, 4.25%, 11/1/2049	275	307

Series 2020H, Class I, Rev., GNMA COLL, 3.00%, 5/1/2050	1,000	1,079

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	45

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Municipal Bonds — continued

Colorado — continued

Series 2020B, Rev., 3.75%, 5/1/2050	2,015		2,218

Colorado School of Mines Series A, Rev., (ICE LIBOR USD 1 Month + 0.50%), 0.58%, 2/1/2023 (d)	950		947

IDK PARTNERS III Trust, Mortgage Pass-Through Certificates Series 1999A, Rev., 5.10%, 8/1/2023 ‡	—	(e)	—	(e)

Pueblo City Schools GO, 5.00%, 12/15/2031	3,000		3,923

Total Colorado			10,821

Connecticut — 2.4%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series D-1, Rev., 1.35%, 5/15/2022	175		177

Series D-1, Rev., 1.45%, 5/15/2023	1,020		1,041

Series D-1, Rev., 1.50%, 11/15/2023	1,220		1,250

Series 2020A-1, Rev., 3.50%, 11/15/2045	1,315		1,459

Series A-1, Rev., 4.00%, 11/15/2045	255		269

Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	870		939

Subseries A-1, Rev., 4.00%, 11/15/2047	305		329

Connecticut State Health & Educational Facilities Authority, Yale New Haven Health Series B, Rev., 1.80%, 7/1/2024 (f)	225		233

Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250		302

University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250		1,547

Total Connecticut			7,546

Delaware — 0.9%

Delaware Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200		2,622

Delaware Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	115		116

Total Delaware			2,738

District of Columbia — 3.0%

District of Columbia, Gallaudet University Project

Rev., 5.00%, 4/1/2027	150		186

Rev., 5.00%, 4/1/2028	160		201

Rev., 4.00%, 4/1/2033	165		197

Rev., 4.00%, 4/1/2034	160		189

Rev., 4.00%, 4/1/2035	200		236

Rev., 4.00%, 4/1/2036	200		235

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued

District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2031 (b)	400	467

District of Columbia, Two Rivers Public Charter School, Inc. Issue

Rev., 3.00%, 6/1/2030	1,000	1,025

Rev., 5.00%, 6/1/2040	1,000	1,161

Rev., 5.00%, 6/1/2050	500	572

District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series A, Rev., 5.00%, 10/1/2045	1,500	1,742

Washington Metropolitan Area Transit Authority

Series 2017B, Rev., 5.00%, 7/1/2025	1,000	1,184

Series 2020A, Rev., 5.00%, 7/15/2031	1,500	1,978

Total District of Columbia		9,373

Florida — 8.6%

Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	909

Broward County Water and Sewer Utility
Series 2019A, Rev., 5.00%, 10/1/2038	3,000	3,843

City of Pompano Beach, John Knox Village Project

Rev., 3.50%, 9/1/2035	1,000	1,077

Rev., 4.00%, 9/1/2040	1,000	1,093

City of Port St. Lucie, Utility Systems Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,809

Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects

Rev., 4.00%, 7/1/2027	290	329

Rev., 4.00%, 7/1/2028	150	171

Rev., 4.00%, 7/1/2029	155	175

Rev., 4.00%, 7/1/2030	215	241

Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040	500	567

Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,239

Miami Beach Redevelopment Agency, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,252

Palm Beach County Health Facilities Authority, BRRH Corp. Obligated Group Rev., 5.00%, 12/1/2021 (g)	1,100	1,139

Polk County School District Series 2019B, COP, 5.00%, 1/1/2026	515	614

School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,592

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,681

St. Johns County School Board Series 2019A, COP, 5.00%, 7/1/2031	570	733

Total Florida		26,464

Georgia — 1.2%

Albany-Dougherty Inner City Authority, State University Projects

Rev., 5.00%, 7/1/2027	335	406

Rev., 5.00%, 7/1/2028	350	430

Columbus Medical Center Hospital Authority, Piedmont Healthcare Series 2019B, Rev., 5.00%, 7/1/2029 (f)	500	635

Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series A, Rev., 5.00%, 2/15/2026	860	1,029

Georgia Housing and Finance Authority, Single Family Mortgage

Series A, Rev., 4.00%, 12/1/2047	415	446

Series B, Rev., 4.00%, 12/1/2047	790	853

Total Georgia		3,799

Guam — 0.2%

Guam Government Waterworks Authority, Water and Wastewater System (Guam)

Rev., 5.00%, 7/1/2023	375	412

Rev., 5.00%, 7/1/2024	300	339

Total Guam		751

Illinois — 3.2%

City of Aurora, Single Family Mortgage

Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	72	73

Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	94	94

Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	435

Illinois Housing Development Authority Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 10/1/2049	1,760	1,949

Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	675	725

Peoria City School District No. 150 Series 2020A, GO, AGM, 4.00%, 12/1/2027	505	591

Southwestern Illinois Development Authority, Flood Prevention District Council Project

Rev., 5.00%, 4/15/2026	250	300

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Rev., 5.00%, 4/15/2027	365	448

Rev., 5.00%, 4/15/2028	390	488

Rev., 5.00%, 4/15/2029	290	369

Will County Forest Preservation District, Limited Tax

GO, 5.00%, 12/15/2035	1,170	1,508

GO, 5.00%, 12/15/2036	1,460	1,872

GO, 4.00%, 12/15/2037	1,000	1,149

Total Illinois		10,001

Indiana — 3.3%

City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030(b)	570	576

County of St. Joseph, Economic Development, St. Mary’s College Project Series A, Rev., 5.00%, 4/1/2026	1,880	2,208

Indiana Finance Authority, First Lien Wastewater, CWA Authority Project, Series 2012A, Rev., 5.00%, 10/1/2030	1,250	1,341

Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,977

Indiana Housing and Community Development Authority, Home First Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	5	5

Indiana Housing and Community Development Authority, Single Family Mortgage Series 2020A, Rev., 3.75%, 1/1/2049	990	1,096

Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2019F, Rev., 5.00%, 1/1/2037	2,500	3,122

Total Indiana		10,325

Iowa — 1.2%

Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project

Rev., 5.00%, 9/1/2028 (c)	195	212

Rev., 5.00%, 9/1/2030 (c)	110	119

Rev., 5.00%, 9/1/2031 (c)	105	113

Rev., 5.00%, 9/1/2036 (c)	445	469

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	1,240	1,326

Iowa Student Loan Liquidity Corp., Student Loan

Series A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,177

Series 2019B, Rev., AMT, 5.00%, 12/1/2029	300	372

Total Iowa		3,788

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	47

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Louisiana — 0.3%

Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	844

Maine — 0.8%

City of Portland, General Airport Rev., 5.00%, 1/1/2031	370	461

Maine Health and Higher Educational Facilities Authority, Birch Bay Retirement Village

Series 2020A, Rev., 4.00%, 7/1/2024	250	277

Series 2020A, Rev., 4.00%, 7/1/2028	860	1,025

Maine State Housing Authority, Mortgage Purchase

Series A-1, Rev., AMT, 4.50%, 11/15/2028	50	51

Series B, Rev., AMT, 4.00%, 11/15/2043	50	51

Series A, Rev., 4.00%, 11/15/2045	445	470

Total Maine		2,335

Maryland — 1.1%

County of Baltimore, McDonough School Facility

Series 2019B, Rev., 3.00%, 9/1/2024	320	332

Series 2019B, Rev., 3.00%, 9/1/2025	475	492

County of Baltimore, Riderwood Village, Inc., Project

Rev., 4.00%, 1/1/2032	475	536

Rev., 4.00%, 1/1/2033	600	675

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 5.00%, 6/1/2029	150	186

Rev., 5.00%, 6/1/2031	175	221

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2017A, Rev., 4.00%, 7/1/2048	940	1,020

Total Maryland		3,462

Massachusetts — 6.6%

Massachusetts Bay Transportation Authority, Mass Sales Tax

Series 2012B-1, Rev., 5.00%, 7/1/2032	1,600	2,094

Series 2012B-1, Rev., 5.00%, 7/1/2033	3,015	3,922

Massachusetts Clean Water Trust (The) Rev., 5.25%, 8/1/2024	3,000	3,493

Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue

Series 2021G, Rev., 5.00%, 7/1/2029	150	192

Series 2021G, Rev., 5.00%, 7/1/2030	150	195

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Massachusetts Educational Financing Authority Series 2016J, Rev., AMT, 5.00%, 7/1/2021	1,000	1,015

Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,163

Massachusetts Housing Finance Agency, Single Family Housing

Series 169, Rev., 4.00%, 12/1/2044	75	77

Series 183, Rev., 3.50%, 12/1/2046	175	184

Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	1,205	1,330

Massachusetts Water Resources Authority

Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	3,933

Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,677

Total Massachusetts		20,275

Michigan — 1.0%

City of Detroit, Social Bonds, Unlimited Tax

Series 2021A, GO, 5.00%, 4/1/2030	475	579

Series 2021A, GO, 5.00%, 4/1/2031	215	265

Eastern Michigan University Series A, Rev., 5.00%, 3/1/2030	575	699

Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	680	725

Michigan Strategic Fund, The Detroit Edison Co. Series CC, Rev., 1.45%, 9/1/2021 (f)	570	574

Western Michigan University, Tax Exempt

Series 2021A, Rev., AGM, 5.00%, 11/15/2028	105	133

Series 2021A, Rev., AGM, 5.00%, 11/15/2029	100	129

Series 2021A, Rev., AGM, 5.00%, 11/15/2030	100	131

Total Michigan		3,235

Minnesota — 2.4%

City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,272

City of St. Paul Minnesota, Housing and Redevelopment Authority, Hmong College Prep Academy Project

Rev., 5.00%, 9/1/2040	605	712

Rev., 5.00%, 9/1/2043	1,000	1,168

Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program

Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	55	55

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Municipal Bonds — continued

Minnesota — continued

Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/1/2040	56		57

Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs

Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	—	(e)	—	(e)

Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	160		161

Minnesota Housing Finance Agency, Homeownership Finance Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	10		10

Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation

Rev., 5.25%, 8/1/2024	1,015		1,036

Rev., 5.25%, 8/1/2025	1,070		1,092

Rev., 5.25%, 8/1/2026	825		842

Minnesota Housing Finance Agency, Residential Housing Finance

Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	10		10

Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	535		577

Minnesota Office of Higher Education, Supplemental Student Loan Program Rev., AMT, 5.00%, 11/1/2027	300		365

State of Minnesota, Various Purpose Series A, GO, 5.00%, 10/1/2021 (g)	35		36

Total Minnesota			7,393

Mississippi — 0.5%

Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	1,370		1,506

Missouri — 1.4%

Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series A, Rev., 5.00%, 6/1/2031	1,000		1,246

Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program

Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	985		1,037

Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.50%, 11/1/2050	1,910		2,100

Total Missouri			4,383

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — 0.6%

Madison County Hospital Authority No. 1, Faith Regional Health Services Project

Rev., 5.00%, 7/1/2030	1,020	1,154

Rev., 5.00%, 7/1/2031	720	812

Total Nebraska		1,966

Nevada — 0.5%

City of Carson, Carson Tahoe Regional Healthcare Project

Rev., 5.00%, 9/1/2026	555	668

Rev., 5.00%, 9/1/2029	620	742

Total Nevada		1,410

New Hampshire — 2.4%

City of Manchester, School Facilities

Rev., NATL-RE, 5.50%, 6/1/2024	3,545	4,113

Rev., NATL-RE, 5.50%, 6/1/2027	900	1,142

New Hampshire Business Finance Authority, Springpoint Senior Living Project

Rev., 4.00%, 1/1/2026	265	301

Rev., 4.00%, 1/1/2027	250	289

Rev., 4.00%, 1/1/2028	290	332

Rev., 4.00%, 1/1/2031	290	326

Rev., 4.00%, 1/1/2041	750	825

Total New Hampshire		7,328

New Jersey — 4.3%

Egg Harbor Township School District

GO, AGM, 5.75%, 7/15/2024	1,215	1,424

Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., 2020 Project

Rev., 4.00%, 7/15/2023 (b)	115	121

Rev., 4.00%, 7/15/2025 (b)	370	402

Rev., 4.00%, 7/15/2027 (b)	400	444

Rev., 4.00%, 7/15/2029 (b)	430	481

Rev., 4.00%, 7/15/2030 (b)	200	224

New Jersey Economic Development Authority, School Facilities Construction

Rev., 5.00%, 6/15/2030	270	339

Rev., 5.00%, 6/15/2033	300	374

New Jersey Educational Facilities Authority, Stevens Institute of Technology

Series 2020A, Rev., 5.00%, 7/1/2033	350	432

Series 2020A, Rev., 5.00%, 7/1/2034	280	344

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	49

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

New Jersey Health Care Facilities Financing Authority, University Hospital Issue

Series A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,060

Series A, Rev., AGM, 5.00%, 7/1/2023	820	902

Series A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,277

New Jersey Higher Education Student Assistance Authority, Senior Student Loan

Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	2,015

Series A, Rev., 5.00%, 12/1/2024	1,100	1,276

New Jersey Housing and Mortgage Finance Agency, Riverside Senior Apartments Project Series 2019D, Rev., 1.35%, 6/1/2022 (f)	1,000	1,012

New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	960	1,075

Total New Jersey		13,202

New Mexico — 0.4%

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	1,135	1,257

New York — 5.6%

Metropolitan Transportation Authority

Series 2018B, Subseries 2018B-2B, Rev., BAN, 5.00%, 5/15/2021	2,340	2,360

Series 2017B, Rev., 5.00%, 11/15/2021	1,300	1,340

Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2029	1,000	1,076

Monroe County Industrial Development Corp., Highland Hospital of Rochester Project Rev., 5.00%, 7/1/2029	1,000	1,258

New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 5.00%, 1/1/2031	500	655

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,177

New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 5.00%, 9/1/2027	1,325	1,612

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2025	1,750	1,983

Port Authority of New York and New Jersey, Consolidated Series 194, Rev., 5.00%, 10/15/2030	2,000	2,376

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

State of New York Mortgage Agency, Homeowner Mortgage

Series 197, Rev., 3.50%, 10/1/2044	835	885

Series 195, Rev., 4.00%, 10/1/2046	835	888

Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 4.63%, 11/1/2031 (b)	1,250	1,248

Yonkers Economic Development Corp., Charter School of Educational Excellence Project Rev., 4.00%, 10/15/2030	355	391

Total New York		17,249

North Carolina — 1.1%

County of Randolph Series B, Rev., 5.00%, 10/1/2026	1,000	1,227

North Carolina Housing Finance Agency, Homeownership Series 43, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	660	737

North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (f)	500	604

University of North Carolina at Charlotte

Series 2020A, Rev., 5.00%, 10/1/2025	85	101

Series 2020A, Rev., 5.00%, 10/1/2026	500	610

Series 2020A, Rev., 5.00%, 10/1/2027	200	250

Total North Carolina		3,529

North Dakota — 0.8%

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Series 2016D, Rev., 3.50%, 7/1/2046	315	338

Series D, Rev., 4.00%, 7/1/2046	880	934

Series 2017D, Rev., FHA, 4.00%, 1/1/2048	985	1,070

Total North Dakota		2,342

Ohio — 4.7%

American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2026	855	1,029

American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825	1,027

Butler County Port Authority, Community First Solutions

Rev., 4.00%, 5/15/2037	210	241

Rev., 4.00%, 5/15/2038	110	126

Rev., 4.00%, 5/15/2039	115	131

Rev., 4.00%, 5/15/2040	115	131

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

Rev., 4.00%, 5/15/2041	125	141

County of Hardin, Economic Development Facilities Improvement Bonds, Ohio Northern University

Rev., 4.00%, 5/1/2026	295	299

Rev., 5.00%, 5/1/2030	250	270

Lakota Local School District/Butler County Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,823

Northeast Ohio Medical University

Series 2021A, Rev., 5.00%, 12/1/2028	125	153

Series 2021A, Rev., 5.00%, 12/1/2030	65	81

Series 2021A, Rev., 4.00%, 12/1/2035	150	169

Ohio Higher Educational Facility Commission, Case Western University Project

Series 2019C, Rev., 1.63%, 12/1/2026 (f)	500	507

Series 2019B, Rev., 5.00%, 12/1/2031	750	947

Ohio Housing Finance Agency, First-Time Homebuyer Program Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2050	975	1,091

Ohio Housing Finance Agency, Single Family Mortgage Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	660	713

Ohio Water Development Authority, Water Pollution Control Loan Fund

Series 2019A, Rev., 5.00%, 6/1/2029	2,645	3,453

Series B, Rev., 5.00%, 12/1/2029	1,615	1,936

University of Akron (The), General Receipts Series 2019A, Rev., 5.00%, 1/1/2030	310	398

Total Ohio		14,666

Oklahoma — 0.1%

Oklahoma Housing Finance Agency, Deer Park and Apple Run Apartments Rev., 1.60%, 1/1/2022 (f)	200	201

Oregon — 0.0% (h)

State of Oregon, Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	65	66

Other — 0.3%

Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023 (f)	945	946

Pennsylvania — 6.0%

Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600	765

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 5.00%, 7/1/2032 (c)	500	603

Chester County Industrial Development Authority, Longwood Gardens Project

Rev., 4.00%, 12/1/2023	500	550

Rev., 4.00%, 12/1/2024	345	390

Rev., 4.00%, 12/1/2025	250	289

Rev., 4.00%, 12/1/2026	250	296

Rev., 5.00%, 12/1/2027	200	254

Rev., 5.00%, 12/1/2035	175	221

Rev., 5.00%, 12/1/2036	185	233

Rev., 5.00%, 12/1/2037	200	250

Delaware County Authority, Neumann University

Rev., 4.00%, 10/1/2022	200	210

Rev., 5.00%, 10/1/2023	240	264

Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (f)	3,350	4,093

Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 4.00%, 8/15/2034	175	204

Pennsylvania Housing Finance Agency, Single Family Mortgage

Series 121, Rev., 3.50%, 10/1/2046	895	943

Series 122, Rev., AMT, 4.00%, 10/1/2046	295	316

Pennsylvania State University (The)

Series 2020E, Rev., 5.00%, 3/1/2029	710	926

Series 2020E, Rev., 5.00%, 3/1/2030	290	384

Series 2020E, Rev., 5.00%, 3/1/2031	710	935

Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project

Rev., 5.00%, 12/1/2023	2,020	2,260

Rev., AGM, 5.00%, 12/1/2026	1,550	1,896

Rev., AGM, 5.00%, 12/1/2027	680	836

Philadelphia Authority for Industrial Development, Russell Byers Charter School Project Rev., 5.00%, 5/1/2030	1,200	1,368

Total Pennsylvania		18,486

South Carolina — 0.7%

South Carolina State Housing Finance and Development Authority

Series A, Rev., 4.00%, 1/1/2047	240	257

Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	605	654

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	51

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

South Carolina — continued

Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,184

Total South Carolina		2,095

South Dakota — 1.0%

South Dakota Housing Development Authority, Homeownership Mortgage

Series 2015D, Rev., 4.00%, 11/1/2045	1,000	1,063

Series A, Rev., 4.00%, 5/1/2049	1,805	1,984

Total South Dakota		3,047

Tennessee — 1.2%

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,347

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000	1,009

Tennessee Housing Development Agency, Residential Finance Program

Series 2B, Rev., AMT, 4.00%, 7/1/2043	110	115

Rev., 3.50%, 1/1/2048	1,235	1,322

Total Tennessee		3,793

Texas — 6.4%

Arlington Higher Education Finance Corp., Kipp Texas, Inc.

Rev., PSF-GTD, 5.00%, 8/15/2023	150	167

Rev., PSF-GTD, 5.00%, 8/15/2024	140	161

Rev., PSF-GTD, 5.00%, 8/15/2025	200	238

Rev., PSF-GTD, 5.00%, 8/15/2026	220	269

Rev., PSF-GTD, 5.00%, 8/15/2027	250	313

Rev., PSF-GTD, 5.00%, 8/15/2028	300	383

Rev., PSF-GTD, 5.00%, 8/15/2029	500	650

Rev., PSF-GTD, 5.00%, 8/15/2030	400	527

Arlington Higher Education Finance Corp., Newman International Academy

Rev., 4.00%, 8/15/2031	200	207

Rev., 5.00%, 8/15/2041	300	320

Boerne School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2029	1,000	1,299

Brazos Higher Education Authority, Inc., Tax-Exempt Student Loan Program

Series 2020-1A, Rev., AMT, 5.00%, 4/1/2025	350	399

Series 2020-1A, Rev., AMT, 5.00%, 4/1/2026	500	580

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Central Texas Regional Mobility Authority, Senior Lien Rev., 5.00%, 1/1/2046	1,000	1,132

City of Austin, Water and Wastewater System Rev., 5.00%, 11/15/2027	665	846

Clear Creek Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 1.35%, 8/15/2022 (f)	500	509

Clifton Higher Education Finance Corp., Idea Public Schools Rev., PSF-GTD, 4.00%, 8/15/2030	1,300	1,576

Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. Rev., PSF-GTD, 5.00%, 4/1/2029	130	166

Dallas Area Rapid Transit, Sales Tax, Senior Lien Series A, Rev., 5.00%, 12/1/2032	2,800	3,332

Irving Hospital Authority, Baylor Scott and White Medical Center

Series 2017A, Rev., 5.00%, 10/15/2026	250	302

Series 2017A, Rev., 5.00%, 10/15/2027	500	597

Midtown Redevelopment Authority

Rev., 4.00%, 1/1/2031	365	430

Rev., 4.00%, 1/1/2032	500	583

Newark Higher Education Finance Corp., The Hughen Center, Inc.

Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2030	180	232

Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2031	200	262

Northside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 1.60%, 8/1/2024 (f)	345	355

Pasadena Independent School District, School Building, Unlimited Tax Series B, GO, PSF-GTD, 1.50%, 8/15/2024 (f)	750	773

State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	529

Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	75	75

Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	1,060	1,178

Texas Water Development Board, Water Implementation Fund

Series 2019A, Rev., 5.00%, 4/15/2023	1,300	1,431

Total Texas		19,821

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utah — 2.7%

University of Utah, Student Fee and Housing System Rev., NATL-RE, 5.25%, 4/1/2023	3,245	3,491

Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	2,070

Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 3.25%, 6/15/2031 (b)	535	527

Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	890	956

Utah Transit Authority, Subordinate Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,260

Total Utah		8,304

Vermont — 1.9%

Vermont Housing Finance Agency, Multiple Purpose

Series B, Rev., AMT, 4.13%, 11/1/2021 (g)	5	5

Series B, Rev., AMT, 3.75%, 11/1/2045	780	816

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,096

Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,583

Series A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,493

Total Vermont		5,993

Virginia — 0.4%

Henrico County Economic Development Authority, Westminster Canterbury Richmond

Rev., 3.00%, 10/1/2029	500	545

Rev., 3.00%, 10/1/2030	500	541

Total Virginia		1,086

Washington — 4.5%

FYI Properties, State of Washington District Project—Green Bonds Rev., 5.00%, 6/1/2039	5,000	5,974

King County Housing Authority, Highland Village Project

Rev., 5.00%, 1/1/2027	125	152

Rev., 5.00%, 1/1/2028	125	155

Rev., 5.00%, 1/1/2029	125	158

Rev., 4.00%, 1/1/2031	330	391

Rev., 4.00%, 1/1/2034	500	584

Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,268

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Washington Higher Education Facilities Authority, Seattle Pacific University Project Series 2020A, Rev., 5.00%, 10/1/2035	710	867

Washington State Housing Finance Commission, Rockwood Retirement Communities Project Rev., 5.00%, 1/1/2032 (b)	1,100	1,182

Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	200	209

Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	1,700	1,807

Total Washington		13,747

Wisconsin — 3.5%

Public Finance Authority, The Carmelite System, Inc., Obligated Group

Rev., 3.25%, 1/1/2025	580	618

Rev., 3.25%, 1/1/2026	1,545	1,663

Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.

Rev., 5.00%, 7/1/2024	250	285

Rev., 5.00%, 7/1/2025	250	294

Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.

Series 2017A, Rev., 5.00%, 9/1/2022 (g)	520	548

Series 2017A, Rev., 5.00%, 9/1/2023 (g)	550	597

Series 2017A, Rev., 5.00%, 9/1/2024 (g)	580	647

Series 2017A, Rev., 5.00%, 9/1/2025 (g)	235	268

Series 2017A, Rev., 5.00%, 9/1/2026 (g)	385	449

Series 2017A, Rev., 5.00%, 9/1/2027 (g)	785	931

Wisconsin Health and Educational Facilities Authority, Lawrence University of Wisconsin

Rev., 4.00%, 2/1/2022	280	287

Rev., 4.00%, 2/1/2023	280	294

Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.

Series C, Rev., 5.00%, 2/15/2027	400	488

Series C, Rev., 5.00%, 2/15/2028	575	682

Series C, Rev., 5.00%, 2/15/2029	375	442

Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,440

Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2041 (c)	825	923

Total Wisconsin		10,856

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	53

JPMorgan Sustainable Municipal Income Fund

(formerly known as JPMorgan Municipal Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wyoming — 0.6%

Wyoming Community Development Authority

Series 5, Rev., 4.00%, 12/1/2046	675	729

Series 2020-2, Rev., 3.00%, 6/1/2049	1,000	1,087

Total Wyoming		1,816

Total Municipal Bonds (Cost $294,873)		307,485

	SHARES (000)
Short-Term Investments — 0.3%

Investment Companies — 0.3%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (i) (j) (Cost $1,083)	1,084	1,085

Total Investments — 99.8% (Cost $295,956)		308,570
Other Assets Less Liabilities — 0.2%		502

NET ASSETS — 100.0%		309,072

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BRRH	Boca Raton Regional Hospital
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(e)	Amount rounds to less than one thousand.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(g)	Security is prerefunded or escrowed to maturity.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of February 28, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.3% (a)

Alabama — 0.9%

City of Trussville Series 2018A, GO, 4.00%, 8/1/2032	25	29

Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2029	1,000	1,130

Montgomery Water Works and Sanitary Sewer Board

Series 2019A, Rev., 4.00%, 9/1/2036	515	612

Series 2019A, Rev., 4.00%, 9/1/2037	800	947

Series 2019A, Rev., 4.00%, 9/1/2038	830	979

Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	500	545

Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (b)	835	914

UAB Medicine Finance Authority

Series B-2, Rev., 3.50%, 9/1/2035	160	174

Series B-2, Rev., 5.00%, 9/1/2037	30	35

Total Alabama		5,365

Alaska — 0.4%

Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	555	588

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,667

University of Alaska Series S, Rev., 4.00%, 10/1/2021	70	71

Total Alaska		2,326

Arizona — 2.4%

Arizona Board of Regents, Tax-Exempt Series 2020A, Rev., 5.00%, 7/1/2041	1,255	1,596

Arizona Industrial Development Authority, Children’s National Medical Center Series 2020A, Rev., 3.00%, 9/1/2050	2,600	2,664

Arizona Industrial Development Authority, Equitable School Revolving Fund

Series 2020A, Rev., 4.00%, 11/1/2045	1,000	1,129

Series 2020A, Rev., 4.00%, 11/1/2050	1,300	1,465

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	3,363

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 3.00%, 2/1/2045	1,000	1,031

Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040 (c)	2,515	2,824

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued

City of Chandler, Excise Tax Rev., 5.00%, 7/1/2028	25	31

City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2036	125	181

County of Pinal Rev., 4.00%, 8/1/2036	50	57

Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2032	350	402

Series 2018A, Rev., 5.00%, 7/1/2033	150	172

Series 2018A, Rev., 5.00%, 7/1/2037	200	226

Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2033	10	12

Maricopa County Unified School District No. 11-Peoria, School Improvement GO, 4.00%, 7/1/2034	10	12

University of Arizona (The) Rev., 5.00%, 6/1/2033	40	47

Total Arizona		15,212

Arkansas — 0.1%

Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series A, Rev., 5.00%, 11/1/2037	185	219

County of Pulaski, Arkansas Children’s Hospital Rev., 5.00%, 3/1/2029	350	421

State of Arkansas, Four-Lane Highway Construction and Improvement GO, 5.00%, 6/15/2021	60	61

University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	119

University of Arkansas, Various Facility Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	124

Total Arkansas		944

California — 6.7%

Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	74

Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2032	35	41

California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2039	500	557

California Educational Facilities Authority, Stanford University Series T-1, Rev., 5.00%, 3/15/2039	350	495

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	55

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2050	1,000	1,202

California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025 (d)	250	301

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 5.00%, 10/15/2037	500	572

Rev., 5.00%, 10/15/2047	1,000	1,128

California School Finance Authority, Green Dot Public School Projects

Series 2018A, Rev., 5.00%, 8/1/2021 (c)	50	51

Series 2018A, Rev., 5.00%, 8/1/2022 (c)	80	84

Series 2018A, Rev., 5.00%, 8/1/2023 (c)	175	191

Series 2018A, Rev., 5.00%, 8/1/2024 (c)	160	179

Series 2018A, Rev., 5.00%, 8/1/2025 (c)	150	173

Series 2018A, Rev., 5.00%, 8/1/2026 (c)	150	176

Series 2018A, Rev., 5.00%, 8/1/2027 (c)	150	180

Series 2018A, Rev., 5.00%, 8/1/2028 (c)	190	230

California State Public Works Board, Riverside Campus Series 2017H, Rev., 5.00%, 4/1/2027	10	12

California State University, Systemwide

Series 2019A, Rev., 5.00%, 11/1/2036	30	39

Series 2016A, Rev., 5.00%, 11/1/2041	45	53

Series 2017A, Rev., 5.00%, 11/1/2042	30	36

Series 2016A, Rev., 5.00%, 11/1/2045	25	29

California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,556

City of Los Angeles Department of Airports, International Airport Subordinate

Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,356

Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	191

City of Palm Springs, Assisted Living Center Series B, COP, Zero Coupon, 4/15/2021 (d)	100	100

County of Santa Clara, Campbell Union High School District

GO, 3.00%, 8/1/2030	620	668

GO, 3.00%, 8/1/2031	30	32

CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim

Rev., 2.88%, 8/1/2041 (c)	365	351

Rev., 3.13%, 8/1/2056 (c)	2,000	1,829

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (c)	1,500	1,619

East Bay Municipal Utility District, Wastewater System

Series B, Rev., 5.00%, 6/1/2033	515	607

Series 2015A-1, Rev., 5.00%, 6/1/2036	2,450	2,873

Eastern Municipal Water District Financing Authority, Water and Wastewater System

Series 2020A, Rev., 5.00%, 7/1/2036	1,500	1,977

Series 2020A, Rev., 4.00%, 7/1/2037	450	546

Series 2020A, Rev., 4.00%, 7/1/2038	1,000	1,208

El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	900	890

Franklin-Mckinley School District, Election of 2020 Series A, GO, 4.00%, 8/1/2049	1,415	1,592

Long Beach Bond Finance Authority, Natural Gas Series 2007A, Rev., 5.25%, 11/15/2021	2,000	2,071

Los Angeles Community College District, Election of 2008 Series F, GO, 5.00%, 8/1/2023 (d)	60	67

Los Angeles County Metropolitan Transportation Authority, Sales Tax Series 2020A, Rev., 5.00%, 6/1/2030	20	27

Los Angeles Department of Water and Power System

Series 2019D, Rev., 5.00%, 7/1/2038	35	44

Series 2014D, Rev., 5.00%, 7/1/2044	60	68

Los Angeles Unified School District, Election of 2008 Series 2018B-1, GO, 5.00%, 7/1/2037	30	37

Millbrae Redevelopment Agency Successor Agency, Millbrae Redevelopment Project 4.00%, 8/1/2035	150	166

Moulton-Niguel Water District Rev., 5.00%, 9/1/2038	35	44

Mount San Antonio Community College District, Election of 2008 Series A, GO, 0.00%, 8/1/2043	7,150	7,775

Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	31

Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	795

Rim of the World Unified School District Series 2010B, GO, AGM, Zero Coupon, 8/1/2039	25	16

Riverside County Transportation Commission, Sales Tax Series 2017A, Rev., 5.00%, 6/1/2039	150	181

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,640

San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2008 Series 2012E, GO, Zero Coupon, 7/1/2049	1,000	471

San Lorenzo Valley Unified School District

Series 2020A, GO, 4.00%, 8/1/2045	1,000	1,143

Series 2020A, GO, 5.00%, 8/1/2050	2,505	3,044

Santa Clara Valley Transportation Authority, Sales Tax Series 2018A, Rev., 5.00%, 6/1/2024	30	35

Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo, Election of 2004 GO, Zero Coupon, 8/1/2037	2,450	1,133

South Monterey County Joint Union High School District, Election of 2018 Series A-1, GO, AGM, 5.00%, 8/1/2035	15	19

Total California		42,005

Colorado — 3.9%

Adams County COP, 4.00%, 12/1/2040	2,815	3,070

Brighton Crossing Metropolitan District No. 6, Limited Tax Series 2020A, GO, 5.00%, 12/1/2050	670	702

Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2049 (c)	650	700

Colorado Crossing Metropolitan District No. 2, Limited Tax Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	2,044

Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050 (c)	740	777

Colorado Health Facilities Authority, Commonspirit Health Series A-2, Rev., 4.00%, 8/1/2049	2,500	2,760

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	745

Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,184

County of El Paso, The Colorado College Project

Series 2020A, Rev., 5.00%, 6/1/2031	250	326

Series 2020A, Rev., 5.00%, 6/1/2032	200	259

Denver Health and Hospital Authority

Series 2019A, Rev., 4.00%, 12/1/2040	1,635	1,848

Series A, Rev., 5.25%, 12/1/2045	1,000	1,080

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued

Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	1,000	1,258

Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	1,063

State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,000	1,173

State of Colorado, Building Excellent Schools Today Series G, COP, 5.00%, 3/15/2021 (d)	2,000	2,003

State of Colorado, National Western Center Lease Purchase Financing Program, Tax-Exempt Series 2018A, COP, 5.00%, 9/1/2031	20	25

Transport Metropolitan District No. 3, Limited Tax

Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,809

Series 2021A-1, GO, 5.00%, 12/1/2051	1,000	1,047

Vauxmont Metropolitan District, Subordinate Convertible Tax

GO, AGM, 5.00%, 12/15/2024	265	303

GO, AGM, 5.00%, 12/15/2025	250	293

Total Colorado		24,469

Connecticut — 1.0%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series B-2, Rev., 4.00%, 11/15/2032	165	168

Series A-1, Rev., 4.00%, 11/15/2045	85	90

Subseries A-1, Rev., 4.00%, 11/15/2047	295	318

Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, Rev., 5.00%, 12/1/2025	1,000	1,176

Connecticut State Health and Educational Facilities Authority, Sacred Heart University Issue Series K, Rev., 4.00%, 7/1/2045	2,875	3,204

State of Connecticut

Series 2016D, GO, 5.00%, 8/15/2026	25	30

Series 2012G, GO, 4.00%, 10/15/2027	45	47

Series A, GO, 5.00%, 4/15/2029	150	184

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series 2016A, Rev., 5.00%, 9/1/2027	25	30

Series 2018B, Rev., 5.00%, 10/1/2033	55	69

Town of New Canaan

GO, 4.00%, 10/1/2036	240	287

GO, 4.00%, 10/1/2037	370	440

GO, 4.00%, 10/1/2039	100	118

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	57

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Connecticut — continued

Town of Wallingford GO, 4.00%, 3/15/2021	20	20

University of Connecticut Series A, Rev., 5.00%, 2/15/2028	15	17

Total Connecticut		6,198

Delaware — 1.9%

County of New Castle GO, 5.00%, 4/1/2027	25	31

Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc. Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,147

Delaware State Economic Development Authority, Newark Charter School, Inc. Project

Series A, Rev., 5.00%, 9/1/2036	500	563

Series A, Rev., 5.00%, 9/1/2046	500	553

Rev., 5.00%, 9/1/2050	1,500	1,754

Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	5,000	5,783

Delaware State Health Facilities Authority, Bayhealth Medical Center Project

Series 2017A, Rev., 4.00%, 7/1/2033	25	28

Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,407

Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	195	197

University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	720

Total Delaware		12,183

District of Columbia — 1.6%

District of Columbia, Kipp DC Charter School Series A, Rev., 6.00%, 7/1/2023 (d)	1,000	1,132

District of Columbia, Kipp DC Project

Series 2017B, Rev., 5.00%, 7/1/2027	30	36

Series 2017B, Rev., 5.00%, 7/1/2037	25	29

Rev., 4.00%, 7/1/2039	600	664

Rev., 4.00%, 7/1/2044	1,240	1,359

District of Columbia, National Public Radio, Inc. Rev., 5.00%, 4/1/2024 (d)	25	28

District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (c)	250	283

Metropolitan Washington Airports Authority

Series A, Rev., AMT, 5.00%, 10/1/2030	50	59

Series 2017A, Rev., AMT, 5.00%, 10/1/2032	415	503

Washington Metropolitan Area Transit Authority

Series B, Rev., 5.00%, 7/1/2042	5,010	5,984

Total District of Columbia		10,077

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — 2.8%

City of Jacksonville Series B, Rev., 5.00%, 10/1/2024	20	23

City of Lauderhill, Water and Sewer System Rev., 4.00%, 10/1/2027	15	18

City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	18

City of Miami Beach, Stormwater Rev., 4.00%, 9/1/2045	25	27

City of Port St. Lucie, Utility Systems Rev., 5.00%, 9/1/2028	25	31

City of South Miami Health Facilities Authority, Inc., Baptist Health Rev., 4.00%, 8/15/2042	20	22

City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	10	11

City of Tampa, H. Lee Moffitt Cancer Center Project Series 2020B, Rev., 5.00%, 7/1/2050	2,790	3,426

City of Tampa, The University of Tampa Project Series 2020A, Rev., 4.00%, 4/1/2050	2,000	2,176

County of Miami-Dade, Public Health Trust Program Series A, GO, 5.00%, 7/1/2036	1,545	1,965

County of Miami-Dade, Subordinate Special Obligation Rev., 4.00%, 10/1/2040	105	116

County of Sarasota, Utility System

Series 2019A, Rev., 5.00%, 10/1/2038	25	31

Series 2016A, Rev., 4.00%, 10/1/2043	65	70

East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2028	30	38

Florida Atlantic University Finance Corp., Student Housing Project

Series 2019A, Rev., 5.00%, 7/1/2031	15	19

Series 2019B, Rev., 5.00%, 7/1/2034	120	150

Florida Governmental Utility Authority

Rev., AGM, 4.00%, 10/1/2034	600	710

Rev., AGM, 4.00%, 10/1/2035	1,000	1,180

Rev., AGM, 4.00%, 10/1/2036	370	434

Florida Gulf Coast University Financing Corp., Housing Project

Series 2020A, Rev., 4.00%, 2/1/2035	300	354

Series 2020A, Rev., 4.00%, 2/1/2037	730	854

Series 2020A, Rev., 4.00%, 2/1/2038	535	622

Florida State Board of Governors, International University Dormitory Series 2015A, Rev., 4.00%, 5/1/2034	30	33

Hillsborough County, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,763

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Monroe County School District

Series A, COP, 5.00%, 6/1/2032	100	122

Series A, COP, 5.00%, 6/1/2034	40	48

Orange County Convention Center, Tourist Development Series 2016A, Rev., 4.00%, 10/1/2036	40	45

Orange County Health Facilities Authority, Orlando Health, Inc. Series B, Rev., 4.00%, 10/1/2045	215	233

South Broward Hospital District, Memorial Healthcare System Rev., 5.00%, 5/1/2023	10	11

State of Florida Department of Transportation Turnpike System Series 2018A, Rev., 5.00%, 7/1/2033	55	69

Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Project

Series 2020A, Rev., 4.00%, 10/15/2037	725	824

Series 2020A, Rev., 4.00%, 10/15/2038	750	850

Series 2020A, Rev., 4.00%, 10/15/2039	350	396

Total Florida		17,689

Georgia — 4.4%

Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2050	1,450	1,678

Dalton Development Authority, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	2,450	2,745

Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Rev., 4.00%, 8/15/2041	1,000	1,110

Development Authority for Fulton County, Wellstar Health System, Inc. Project Series 2020A, Rev., 4.00%, 4/1/2050	2,080	2,346

Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	2,295

Georgia Housing and Finance Authority, Single Family Mortgage

Series A, Rev., AMT, 5.00%, 3/1/2021	5	5

Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	85	89

Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2038	1,000	1,122

Main Street Natural Gas, Inc., Gas Supply

Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023 (b)	5,000	5,403

Series 2019B, Rev., 4.00%, 12/2/2024 (b)	8,600	9,575

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series A, Rev., NATL-RE, 5.25%, 7/1/2028	110	143

Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 4.00%, 9/1/2041	750	885

Total Georgia		27,396

Hawaii — 0.4%

City and County Honolulu, Wastewater System Series 2019B, Rev., 5.00%, 7/1/2040	35	44

City and County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,317

Total Hawaii		2,361

Idaho — 0.0% (e)

Idaho Health Facilities Authority, Trinity Health Credit Group Series 2016ID, Rev., 5.00%, 12/1/2045	75	87

University of Idaho

Series 2018A, Rev., 5.00%, 4/1/2028 (d)	20	26

Series 2018A, Rev., 5.00%, 4/1/2035	5	6

Total Idaho		119

Illinois — 4.8%

City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	111

Community Unit School District No. 427 DeKalb and Kane Counties Illinois, Limited Tax

Series 2021B, GO, 4.00%, 2/1/2039	410	467

Series 2021B, GO, 4.00%, 2/1/2040	455	516

Series 2021B, GO, 4.00%, 2/1/2041	465	526

Cook County Forest Preserve District, Limited Tax Series B, GO, 5.00%, 12/15/2037	295	311

County of Cook GO, 5.00%, 11/15/2034	700	866

County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	3,335	3,337

DuPage and Cook Counties Township High School District No. 86 Hinsdale, School Building GO, 4.00%, 1/15/2039	800	909

Hoffman Estates Park District GO, 4.00%, 12/1/2044	25	27

Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2040	105	132

Illinois Finance Authority, Healthcare Enterprises, Inc.

Series C, Rev., 5.00%, 3/1/2033	305	364

Series 2017C, Rev., 5.00%, 3/1/2034	205	244

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	59

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2016A, Rev., 5.00%, 11/1/2031	10	12

Illinois Finance Authority, Presence Health Network

Series 2016C, Rev., 4.00%, 2/15/2027 (d)	20	24

Series 2016C, Rev., 4.00%, 2/15/2041	930	1,035

Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2031	20	24

Illinois State Toll Highway Authority

Series 2019C, Rev., 5.00%, 1/1/2031	3,000	3,880

Series 2019A, Rev., 4.00%, 1/1/2044	65	74

Lake County Community Consolidated School District No. 3 Beach Park

GO, AGM, 4.00%, 2/1/2034	620	714

GO, AGM, 4.00%, 2/1/2035	500	575

Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2002A, Rev., AGM-CR, NATL-RE, Zero Coupon, 12/15/2040	5,000	2,832

Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/2021	200	202

Sales Tax Securitization Corp.

Series C, Rev., 5.00%, 1/1/2026	3,500	4,133

Series C, Rev., 5.25%, 1/1/2043	1,500	1,809

State of Illinois

Series 2018A, GO, 5.00%, 10/1/2021	50	51

Series 2012A, GO, 4.00%, 1/1/2024	15	15

GO, 5.00%, 5/1/2024	205	227

Series D, GO, 5.00%, 11/1/2024	325	363

GO, 4.00%, 8/1/2025	25	26

GO, 4.00%, 3/1/2026	10	10

Series 2012A, GO, 5.00%, 1/1/2027	25	26

GO, 5.00%, 5/1/2027	175	191

GO, 5.00%, 6/1/2027	25	29

Series 2009A, GO, 4.00%, 9/1/2027	115	115

GO, 5.00%, 11/1/2028	20	23

Series 2012A, GO, 4.00%, 1/1/2029	45	46

Series 2012A, GO, 4.00%, 1/1/2030	225	228

GO, 5.50%, 1/1/2030	20	25

GO, 4.13%, 11/1/2031	20	22

GO, 4.00%, 6/1/2033	15	16

GO, 4.00%, 6/1/2036	25	27

GO, 4.00%, 6/1/2037	45	47

GO, 5.50%, 7/1/2038	3,000	3,199

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

State of Illinois, Sales Tax, Junior Obligation

Series 2016C, Rev., 5.00%, 6/15/2022	25	26

Series D, Rev., 5.00%, 6/15/2027	15	18

Village of Arlington Heights GO, 4.00%, 12/1/2034	130	147

Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	1,000	1,226

Village of Hoffman Estates GO, 5.00%, 12/1/2033	80	100

Village of Midlothian

GO, AGM, 4.00%, 1/1/2022	10	10

GO, AGM, 4.00%, 1/1/2023	10	11

GO, AGM, 4.00%, 1/1/2024	75	82

GO, AGM, 4.00%, 1/1/2025	40	45

GO, AGM, 4.00%, 1/1/2026	65	74

GO, AGM, 4.00%, 1/1/2027	85	99

GO, AGM, 4.00%, 1/1/2028	65	76

GO, AGM, 4.00%, 1/1/2029	95	112

Will County School District No. 86 Joliet, Limited Tax Series A, GO, 4.00%, 3/1/2024	220	242

Winnebago and Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	37

Total Illinois		30,115

Indiana — 1.4%

City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	211

Clarksville Redevelopment Authority Rev., 5.00%, 1/15/2031	30	38

Gary Community School Corp. GO, 4.00%, 7/15/2023	230	248

Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 5.00%, 1/15/2023	10	11

Rev., 4.00%, 7/15/2031	240	276

Rev., 4.00%, 7/15/2032	350	400

Indiana Finance Authority, Butler University Project Rev., 4.00%, 2/1/2040	25	28

Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project

Series 2020A, Rev., 5.00%, 7/1/2040	170	190

Series 2020A, Rev., 5.00%, 7/1/2055	460	505

Indiana Finance Authority, Goshen Health

Series A, Rev., 5.00%, 11/1/2032	15	18

Series A, Rev., 4.00%, 11/1/2043	1,125	1,231

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Indiana Finance Authority, Marian University Project Series A, Rev., 5.00%, 9/15/2034	1,100	1,308

Indiana Finance Authority, Parkview Health System, Inc. Series A, Rev., 4.00%, 11/1/2048	50	56

Indiana Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 2/1/2022 (d)	4,000	4,178

Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	17

Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	35

Merrillville Building Corp. Rev., 4.00%, 7/15/2034	35	40

University of Southern Indiana, Student Fee Series M, Rev., 5.00%, 10/1/2029	25	31

Total Indiana		8,821

Iowa — 0.1%

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2016D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	355	377

Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2034	15	19

Total Iowa		396

Kansas — 0.0% (e)

Leavenworth County Unified School District No. 464 Series B, GO, 4.00%, 9/1/2022	50	53

Kentucky — 0.3%

City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,838

Commonwealth of Kentucky, State Office Building Project COP, 4.00%, 6/15/2032	30	33

Kentucky Housing Corp. Series A, Rev., 5.00%, 1/1/2028	5	5

Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects Series B, Rev., 5.00%, 7/1/2023	30	33

Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	22

Total Kentucky		1,931

Louisiana — 0.9%

City of Ruston, Sales Tax Rev., AGM, 5.00%, 6/1/2024	10	11

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued

Lafayette Consolidated Government

GO, 5.00%, 3/1/2029	125	161

GO, 5.00%, 3/1/2030	150	196

Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2029	100	120

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Series 2015A1, Rev., 5.00%, 6/1/2039	25	30

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,178

St. Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	56

State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,525

Tobacco Settlement Financing Corp. Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,086

Total Louisiana		5,363

Maine — 0.4%

Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 4.00%, 7/1/2050	2,000	2,262

Maine Municipal Bond Bank Series E, Rev., 4.00%, 11/1/2021	100	102

Maine State Housing Authority, Mortgage Purchase Series A, Rev., 4.00%, 11/15/2045	265	280

Total Maine		2,644

Maryland — 2.6%

City of Baltimore, Stormwater Projects Series 2019A, Rev., 4.00%, 7/1/2044	50	58

City of Baltimore, Water Projects Series B, Rev., 4.00%, 7/1/2033	270	323

County of Baltimore, Equipment Acquisition Program COP, 5.00%, 3/1/2029	5,735	7,492

Maryland Economic Development Corp., Port Covington Project 4.00%, 9/1/2050	1,280	1,366

Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 5.00%, 7/1/2023	115	125

Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	5,000	5,944

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	61

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Maryland — continued

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 4.00%, 6/1/2046	500	548

Rev., 4.00%, 6/1/2051	500	547

Maryland State Transportation Authority Rev., 5.00%, 7/1/2028	10	13

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 1/1/2031	165	174

Total Maryland		16,590

Massachusetts — 2.6%

City of Lowell, Municipal Purpose Loan GO, 5.00%, 3/1/2028	90	115

Commonwealth of Massachusetts Transportation Fund, Rail Enhancement & Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,742

Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	4,184

Massachusetts Development Finance Agency, Boston College Issue

Series 2020U, Rev., 5.00%, 7/1/2038	755	1,069

Series 2020U, Rev., 5.00%, 7/1/2039	665	942

Series 2020U, Rev., 5.00%, 7/1/2040	535	758

Series 2017T, Rev., 4.00%, 7/1/2042	35	39

Massachusetts Development Finance Agency, Emerson College

Rev., 5.00%, 1/1/2036	825	979

Rev., 5.00%, 1/1/2037	315	372

Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue

Series 2021G, Rev., 5.00%, 7/1/2032	250	327

Series 2021G, Rev., 5.00%, 7/1/2038	300	380

Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,000	1,019

Massachusetts Housing Finance Agency, Single Family Housing

Series 177, Rev., AMT, 4.00%, 6/1/2039	300	317

Series 167, Rev., 4.00%, 12/1/2043	150	155

Series 169, Rev., 4.00%, 12/1/2044	305	316

Town of Bellingham, Municipal Purpose Loan GO, 4.00%, 6/15/2032	10	12

University of Massachusetts Building Authority Project

Series 2020-1, Rev., 5.00%, 11/1/2034	2,000	2,578

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Series 2017-1, Rev., 5.25%, 11/1/2042	50	62

Total Massachusetts		16,366

Michigan — 1.9%

Berkley School District, Michigan 2015 School Building and Site Bonds, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2040	30	33

City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2045	600	747

Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	2,000	2,229

Grand Rapids Public Schools GO, AGM, 5.00%, 11/1/2043	1,000	1,221

Michigan Finance Authority, Bronson Healthcare Group, Inc. Series A, Rev., 5.00%, 5/15/2054	1,525	1,728

Michigan Finance Authority, Trinity Health Credit Group Series 2016MI, Rev., 5.25%, 12/1/2041	1,000	1,172

Michigan State Building Authority, Facilities Program

Series 2016 I, Rev., 4.00%, 10/15/2036	50	56

Series 2015I, Rev., 4.00%, 4/15/2040	120	132

Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	90	95

Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	837

Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	1,000	1,114

Niles Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2041	25	27

State of Michigan, Trunk Line Fund Rev., 5.00%, 11/15/2036	1,500	1,548

University of Michigan Rev., 4.00%, 4/1/2034	50	57

Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 5/1/2033	10	13

West Ottawa Public Schools, School Building and Site Series 2014-1, GO, 4.00%, 5/1/2039	25	27

Western Michigan University, Tax Exempt

Series 2021A, Rev., AGM, 5.00%, 11/15/2032	125	163

Series 2021A, Rev., AGM, 5.00%, 11/15/2033	150	194

Series 2021A, Rev., AGM, 5.00%, 11/15/2046	500	623

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Whitehall District Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2033	25		31

Total Michigan			12,047

Minnesota — 2.2%

Aurora Independent School District No. 2711, School Building, Capital Appreciation

Series 2017B, GO, Zero Coupon, 2/1/2026	150		136

Series 2017B, GO, Zero Coupon, 2/1/2027	400		349

Series 2017B, GO, Zero Coupon, 2/1/2028	225		188

Series 2017B, GO, Zero Coupon, 2/1/2030	880		674

City of Hopkins Series 2017B, GO, 4.00%, 2/1/2026	25		29

City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000		3,311

City of Rochester, Health Care Facilities, Mayo Clinic Series 2016B, Rev., 5.00%, 11/15/2036	30		44

City of Woodbury, Charter School Lease Rev., 4.00%, 12/1/2050	250		261

Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2022	160		166

East Grand Forks Independent School District No. 595 Series A, GO, 4.00%, 2/1/2027	15		17

Greenway Independent School District No. 316

Series 2019F, GO, Zero Coupon, 2/1/2029	1,320		1,154

Series 2019F, GO, Zero Coupon, 2/1/2030	700		592

Series 2019F, GO, Zero Coupon, 2/1/2031	545		445

Lakeville Independent School District No. 194 Series 2018A, GO, 5.00%, 2/1/2028	25		31

Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs

Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	—	(f)	—	(f)

Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	45		45

Minnesota Higher Education Facilities Authority, Carleton College

Rev., 4.00%, 3/1/2032	1,000		1,140

Rev., 4.00%, 3/1/2033	500		568

Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program

Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 1/1/2031	5		5

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued

Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	5	5

Series E, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2035	10	10

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2014A, Rev., AMT, 4.00%, 7/1/2038	160	169

Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	10	10

Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	455	486

Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	270	291

Virginia Independent School District No. 706 Series A, GO, 5.00%, 2/1/2030	3,000	3,774

Total Minnesota		13,900

Mississippi — 0.6%

Mississippi Development Bank, Lafayette County School District Project Rev., 4.00%, 4/1/2033	20	23

Mississippi Development Bank, Northwest Mississippi Community College Improvement Project Rev., 4.00%, 3/1/2050	2,335	2,621

Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,151

Total Mississippi		3,795

Missouri — 0.9%

City of Sedalia COP, 4.00%, 7/15/2035	205	225

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,115

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,106

Health and Educational Facilities Authority of the State of Missouri, SSM Health System Series A, Rev., 4.00%, 6/1/2048	2,160	2,389

Health and Educational Facilities Authority of the State of Missouri, State University Rev., 4.00%, 10/1/2036	100	114

Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2034	10	12

Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program

Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	300	316

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	63

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Missouri — continued

Series 2015B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	385	412

Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 5/1/2021 (d)	30	30

St. Louis County Reorganized School District No. R-6 GO, 5.00%, 2/1/2023	10	11

Total Missouri		5,730

Montana — 0.2%

Montana Board of Housing, Single Family Homeownership

Series B2, Rev., AMT, 5.00%, 12/1/2027	100	101

Series A-2, Rev., AMT, 4.00%, 12/1/2038	70	73

Montana Facility Finance Authority, SCL Health System Series A, Rev., 4.00%, 1/1/2038	1,200	1,401

Total Montana		1,575

Nebraska — 0.8%

Central Plains Energy Project, Gas Project No. 3

Series 2017A, Rev., 5.00%, 9/1/2034	1,000	1,339

Series 2017A, Rev., 5.00%, 9/1/2037	1,500	2,053

Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group

Series 2020A, Rev., 4.00%, 11/15/2040	575	659

Series 2020A, Rev., 4.00%, 11/15/2041	300	343

Douglas County Hospital Authority No. 2, Health Facilities Rev., 5.00%, 5/15/2030	10	12

Public Power Generation Agency, Whelan Energy Center Unit 2

Series 2015A, Rev., 5.00%, 1/1/2026	100	116

Series A, Rev., 5.00%, 1/1/2034	185	221

Series 2016A, Rev., 5.00%, 1/1/2035	25	30

Total Nebraska		4,773

Nevada — 0.5%

City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	401

Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,733

Truckee Meadows Water Authority Rev., 5.00%, 7/1/2031	15	18

Total Nevada		3,152

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Hampshire — 0.2%

New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2041	1,000	1,100

New Jersey — 5.2%

County of Middlesex, Civic Square II Redevelopment Associates LLC COP, 4.00%, 6/15/2022	110	115

New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	284

New Jersey Economic Development Authority, School Facilities Construction

Series NN, Rev., 5.00%, 3/1/2024	150	162

Rev., 4.00%, 6/15/2046	1,375	1,495

Rev., 4.00%, 6/15/2050	1,000	1,083

New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	3,160

New Jersey Educational Facilities Authority, Capital Improvement Series 2016B, Rev., 5.00%, 9/1/2036	105	120

New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	765	856

New Jersey Transportation Trust Fund Authority

Series A, Rev., Zero Coupon, 12/15/2036	10,355	6,695

Series BB, Rev., 4.00%, 6/15/2038	1,500	1,655

Series 2020AA, Rev., 4.00%, 6/15/2050	1,375	1,489

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A-1, Rev., 5.00%, 6/15/2027	2,670	3,185

Series A, Rev., 5.00%, 6/15/2031	3,000	3,484

New Jersey Turnpike Authority Series 2021A, Rev., 4.00%, 1/1/2042	1,000	1,160

State of New Jersey, COVID-19 Emergency Bonds

GO, 4.00%, 6/1/2031	1,000	1,199

GO, 4.00%, 6/1/2032	2,000	2,420

Tobacco Settlement Financing Corp.

Series A, Rev., 4.00%, 6/1/2037	1,000	1,126

Series A, Rev., 5.00%, 6/1/2046	1,000	1,165

Series A, Rev., 5.25%, 6/1/2046	1,500	1,784

Total New Jersey		32,637

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Mexico — 0.1%

New Mexico Mortgage Finance Authority, Single Family Mortgage Program

Series 2012A, Class I, Rev., GNMA/FNMA/FHLMC, 4.25%, 3/1/2043	20	20

Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	435	475

Total New Mexico		495

New York — 8.5%

Buffalo and Erie County Industrial Land Development Corp., D’youville College Project Rev., 4.00%, 11/1/2045	2,300	2,468

City of New York Series 2018E-1, GO, 5.00%, 3/1/2041	225	268

County of Rockland Series B, GO, AGM, 5.00%, 9/1/2027	10	12

County of Suffolk Series 2020B, GO, AGM, 5.00%, 5/15/2030	1,240	1,615

Metropolitan Transportation Authority

Series H, Rev., 5.00%, 11/15/2022 (d)	70	76

Series D, Rev., 5.00%, 11/15/2031	400	469

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2012A, Rev., 5.00%, 11/15/2026	25	27

Subseries B-3B, Rev., 5.00%, 11/15/2028	25	31

Series 2016B-1, Rev., 5.00%, 11/15/2029	25	30

Series 2017B-1, Rev., 5.00%, 11/15/2035	95	115

Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2059 (c)	540	615

Monroe County Industrial Development Corp., University of Rochester Project Series 2017C, Rev., 4.00%, 7/1/2033	60	68

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 4.00%, 5/1/2044	375	422

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019

Series 2019C-1, Rev., 5.00%, 11/1/2034	100	126

Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	6,114

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018 Series C-3, Rev., 5.00%, 5/1/2039	25	31

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020 Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	50	63

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series 2012EE, Rev., 4.00%, 6/15/2039	35	36

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Subseries 2019FF-2, Rev., 5.00%, 6/15/2038	30	37

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020

Series 2020AA, Rev., 5.00%, 6/15/2040	55	68

Series 2020BB1, Rev., 5.00%, 6/15/2049	5,000	6,143

New York State Dormitory Authority, Cornell University, Green Bonds Series 2019D, Rev., 5.00%, 7/1/2036	640	926

New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	2,290

New York State Dormitory Authority, Sales Tax

Series 2017A, Rev., 5.00%, 3/15/2036	100	120

Series 2018A, Rev., 5.00%, 3/15/2037	40	49

New York State Dormitory Authority, School Districts Financing Program

Series 2018A, Rev., 5.00%, 10/1/2031	50	59

Series 2016A, Rev., 5.00%, 10/1/2032	35	42

New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2038	1,250	1,517

New York State Dormitory Authority, State University Dormitory Facilities Series 2015B, Rev., 5.00%, 7/1/2026	15	17

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	2,149

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series 2019A, Rev., 5.00%, 3/15/2039	25	31

Series 2019A, Rev., 5.00%, 3/15/2042	3,500	4,263

New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2041	2,000	2,484

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 4.00%, 1/1/2036	1,500	1,649

Rev., AMT, 5.00%, 1/1/2036	1,125	1,319

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	65

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Port Authority of New York and New Jersey, Consolidated

Series 188, Rev., AMT, 5.00%, 5/1/2024	50	57

Series 93, Rev., 6.13%, 6/1/2094	7,470	8,508

Springville-Griffith Institute Central School District GO, 3.00%, 6/15/2021	25	25

State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	245	260

Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project

Rev., 5.13%, 11/1/2041 (c)	850	847

Rev., 5.38%, 11/1/2054 (c)	750	747

Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2032	80	97

Town of Orangetown, Rockland County, Sparkill-Palisades Fire District

GO, AGM, 4.00%, 11/15/2040	220	243

GO, AGM, 4.00%, 11/15/2041	205	226

GO, AGM, 4.00%, 11/15/2042	315	345

GO, AGM, 4.00%, 11/15/2043	325	355

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2018B, Rev., 5.00%, 11/15/2031	75	101

Series 2018C, Rev., 5.00%, 11/15/2038	35	43

Series 2018A, Rev., 5.00%, 11/15/2045	105	127

Utility Debt Securitization Authority, Federally Tax-Exempt Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,751

Village of Tuxedo Park, Public Improvement GO, 4.00%, 8/1/2031	45	52

Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.13%, 7/1/2055	1,100	1,120

Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series 2016B, Rev., 5.00%, 6/1/2025	130	153

Total New York		53,806

North Carolina — 2.5%

City of Charlotte, Water and Sewer System Rev., 5.00%, 7/1/2029	10	12

City of Greensboro, Combined Water and Sewer System Rev., 5.00%, 6/1/2027	10	12

City of Raleigh Series A, Rev., 4.00%, 10/1/2022	30	32

City of Winston-Salem Series B, GO, 4.00%, 6/1/2030	10	11

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

County of Burke, Limited Obligation

Rev., 5.00%, 4/1/2025	15	18

Rev., 5.00%, 4/1/2031	25	30

North Carolina Capital Facilities Finance Agency, Meredith College

Rev., 5.00%, 6/1/2027	885	1,036

Rev., 5.00%, 6/1/2028	805	936

Rev., 5.00%, 6/1/2030	400	460

North Carolina Housing Finance Agency, Homeownership Series A, Rev., AMT, 3.50%, 7/1/2039	175	184

North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (b)	1,095	1,322

North Carolina Turnpike Authority, Monroe Connector System Rev., 5.00%, 7/1/2021	35	35

Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	2,109

State of North Carolina Rev., GAN, 5.00%, 3/1/2033	7,735	9,795

Town of Fuquay-Varina Rev., 5.00%, 11/1/2030	10	13

Total North Carolina		16,005

North Dakota — 0.1%

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Series A, Rev., 4.00%, 7/1/2034	160	168

Series 2016D, Rev., 3.50%, 7/1/2046	320	343

Total North Dakota		511

Ohio — 3.4%

American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (b)	100	101

Athens City School District, School Facilities Construction and Improvement Bonds Series 2019A, GO, 4.00%, 12/1/2040	460	533

Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class I, Rev., 4.00%, 6/1/2048	3,210	3,586

Butler County Port Authority, Community First Solutions Rev., 4.00%, 5/15/2046	250	278

County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	5,565	6,340

County of Hardin, Economic Development Facilities Improvement Bonds, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,502

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	2,045

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group

Series A, Rev., 5.00%, 7/1/2031	115	133

Series 2016A, Rev., 5.00%, 7/1/2032	35	41

Series A, Rev., 5.50%, 7/1/2039	1,000	1,071

Delaware City School District, School Facilities Construction and Improvement Bonds GO, 4.00%, 12/1/2039	160	188

Greenville City School District, School Improvement GO, 5.25%, 1/1/2022 (d)	2,000	2,085

Licking Heights Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2034	10	12

Miami University Rev., 5.00%, 9/1/2029	25	30

Northeast Ohio Medical University

Series 2021A, Rev., 3.00%, 12/1/2040	250	250

Series 2021A, Rev., 4.00%, 12/1/2045	115	125

Ohio Higher Educational Facility Commission, University of Dayton 2020 Project Rev., 5.00%, 2/1/2035	735	926

Ohio Housing Finance Agency, Single Family Mortgage

Series 1, Rev., GNMA/FNMA/FHLMC, 4.80%, 11/1/2028	5	5

Series 3, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2029	20	20

State of Ohio, Higher Education

Series B, GO, 5.00%, 8/1/2023	110	117

Series A, GO, 5.00%, 5/1/2033	1,500	1,855

University of Cincinnati, General Receipts Series 2017A, Rev., 5.00%, 6/1/2045	25	30

Total Ohio		21,273

Oklahoma — 0.8%

Grand River Dam Authority Series A, Rev., 4.00%, 6/1/2022	10	10

Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	2,000	2,003

Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	766

Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program Series 2011B, Rev., GNMA COLL, 4.50%, 9/1/2027	10	10

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — continued

Oklahoma Turnpike Authority, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,946

Total Oklahoma		4,735

Oregon — 0.1%

City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	325	371

City of Sheridan GO, 4.00%, 12/1/2027	10	12

State of Oregon, Department of Transportation Highway User Senior Lien Series 2013A, Rev., 5.00%, 11/15/2022	5	6

State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2042	35	44

Yamhill County School District No. 40 McMinnville GO, 4.00%, 6/15/2037	30	33

Total Oregon		466

Pennsylvania — 9.1%

Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	15	17

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	2,184

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2036	50	55

Rev., 5.00%, 11/1/2037	430	477

Berks County Municipal Authority (The), Tower Health Project Series 2020B-3, Rev., 5.00%, 2/1/2030 (b)	2,000	2,326

Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046 (g)	1,110	1,172

Central Dauphin School District

GO, 4.00%, 8/1/2026 (d)	10	12

GO, 4.00%, 2/1/2030	15	17

Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	28

Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	3,345	3,786

City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,324

Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4.00%, 6/1/2039	9,950	11,250

Commonwealth of Pennsylvania Series A, COP, 4.00%, 7/1/2046	1,200	1,322

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	67

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	777

Delaware Valley Regional Finance Authority Series 2021A, Rev., 2.00%, 10/1/2029	1,000	1,035

DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,274

Erie City Water Authority Series A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,822

Lancaster County Hospital Authority, Health Center, Masonic Villages Project

Rev., 5.00%, 11/1/2034	35	40

Rev., 5.00%, 11/1/2036	510	586

Rev., 5.00%, 11/1/2037	250	287

Mifflinburg Area School District Series 2020A, GO, 4.00%, 6/15/2039	335	376

Montgomery County Higher Education and Health Authority, Thomas Jefferson University

Rev., 4.00%, 9/1/2036	1,655	1,902

Series 2018A, Rev., 4.00%, 9/1/2038	3,725	4,183

Series 2018A, Rev., 4.00%, 9/1/2043	3,740	4,135

Montgomery County Industrial Development Authority, Acts Retirement Life Communities, Inc., Obligated Group

Rev., 5.00%, 5/15/2022 (d)	510	540

Series 2020C, Rev., 5.00%, 11/15/2045	1,770	2,110

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Rev., 5.00%, 12/1/2044	350	393

Rev., 5.00%, 12/1/2049	500	560

Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2036	100	111

Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Rev., 2.80%, 12/1/2021 (b)	2,950	3,007

Pennsylvania Housing Finance Agency, Single Family Mortgage

Series 118A, Rev., AMT, 3.50%, 4/1/2040	380	392

Series 122, Rev., AMT, 4.00%, 10/1/2046	300	322

Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	369

Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,357

School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,411

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Swarthmore Borough Authority, Swarthmore College

Rev., 5.00%, 9/15/2023	25	28

Series 2016B, Rev., 4.00%, 9/15/2041	15	17

Township of West Bradford

GO, 4.00%, 12/15/2040	600	687

GO, 4.00%, 12/15/2045	1,100	1,244

Upper Merion Area School District GO, 5.00%, 1/15/2036	250	296

West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project

Rev., 3.00%, 12/15/2023	335	340

Rev., 4.00%, 12/15/2028	1,000	1,092

Rev., 5.00%, 12/15/2038	750	836

West Mifflin School District, Limited Tax GO, 3.00%, 4/1/2038	1,400	1,492

Total Pennsylvania		56,991

Rhode Island — 0.0% (e)

City of Pawtucket Series D, GO, AGM, 5.00%, 7/15/2028	200	253

Rhode Island Health and Educational Building Corp., Public School Financing Program Series A, Rev., AGM, 5.00%, 5/15/2032	25	31

Total Rhode Island		284

South Carolina — 0.9%

City of Greenwood, Combined Public Utility System

Rev., 5.00%, 12/1/2023	220	247

Rev., 5.00%, 12/1/2026	340	417

Rev., 5.00%, 12/1/2028	250	319

Rev., 5.00%, 12/1/2030	675	883

City of North Charleston, Limited Obligation, Tax Increment Pledge 4.00%, 10/1/2040	90	103

Greenwood Metropolitan District Rev., 5.00%, 10/1/2027	10	12

South Carolina State Housing Finance and Development Authority Series A, Rev., 4.00%, 1/1/2047	235	252

South Carolina State Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,176

Spartanburg County School District No. 7 Series 2019D, GO, SCSDE, 5.00%, 3/1/2044	1,970	2,425

Total South Carolina		5,834

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

South Dakota — 0.5%

Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay

GO, 4.00%, 8/1/2029	1,165	1,355

GO, 4.00%, 8/1/2030	610	705

GO, 4.00%, 8/1/2031	420	484

South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2019A, Rev., 4.00%, 4/1/2036	65	76

South Dakota Housing Development Authority, Homeownership Mortgage

Series D, Rev., AMT, 4.00%, 11/1/2029	90	92

Series 2012A, Rev., AMT, 4.50%, 5/1/2031	20	20

Series 2015D, Rev., 4.00%, 11/1/2045	300	319

Total South Dakota		3,051

Tennessee — 4.5%

City of Cleveland

Series 2018B, GO, 5.00%, 6/1/2022	205	217

Series 2018B, GO, 5.00%, 6/1/2027	245	307

Series 2018B, GO, 5.00%, 6/1/2028	260	333

Series 2018B, GO, 5.00%, 6/1/2030	285	358

Series 2018B, GO, 4.00%, 6/1/2031	300	354

Series 2018B, GO, 4.00%, 6/1/2032	310	364

Series 2018B, GO, 4.00%, 6/1/2038	395	454

Series 2018B, GO, 4.00%, 6/1/2039	410	471

City of Oak Ridge

GO, 4.00%, 6/1/2037	695	784

GO, 4.00%, 6/1/2038	720	810

GO, 4.00%, 6/1/2039	750	843

County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	32

County of Williamson

GO, 4.00%, 4/1/2033	1,490	1,784

GO, 4.00%, 4/1/2034	1,485	1,772

County of Wilson

GO, 5.00%, 4/1/2030	3,625	4,693

Series 2017A, GO, 4.00%, 4/1/2039	25	28

Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	4,421

Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital

Rev., 5.00%, 11/15/2024	800	920

Rev., 4.00%, 11/15/2043	105	116

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,346

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series A, Rev., 5.00%, 7/1/2035	100	118

Metropolitan Nashville Airport Authority (The)

Series 2015A, Rev., 5.00%, 7/1/2035	20	23

Series 2019A, Rev., 5.00%, 7/1/2049	1,000	1,232

Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2044	1,000	1,240

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2054	1,000	1,005

Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025 (b)	4,000	4,539

Tennessee Housing Development Agency, Homeownership Program Series 1A, Rev., AMT, 4.50%, 1/1/2038	30	31

Tennessee State School Bond Authority, Higher Educational Facility Second Program Series B, Rev., 5.00%, 11/1/2025 (d)	35	42

Total Tennessee		28,637

Texas — 5.1%

Calallen Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2028	10	12

City of Abilene, Combination Tax GO, 5.00%, 2/15/2024	10	11

City of Austin, Public Improvement GO, 5.00%, 9/1/2033	2,000	2,583

City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	58

City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	12

City of EI Paso, Combination Tax GO, 4.00%, 8/15/2040	475	518

City of El Paso GO, 4.00%, 8/15/2042	25	28

City of Garland GO, 5.00%, 2/15/2027	10	12

City of Houston, Airport System, Subordinate Lien Series 2012A, Rev., AMT, 5.00%, 7/1/2022 (d)	35	37

City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,708

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	69

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032 (d)	2,500	3,698

City of Laredo

GO, 5.00%, 2/15/2027	30	35

GO, 5.00%, 2/15/2032	40	49

City of Lucas, Combination Tax GO, 5.00%, 2/1/2028	170	215

City of Mission, Combination Tax GO, AGM, 5.00%, 2/15/2031	575	704

City of Pearland GO, 4.00%, 3/1/2032	35	41

City of San Antonio, Electric and Gas Systems

Rev., 4.00%, 2/1/2028	45	54

Rev., 5.00%, 2/1/2031	230	277

Rev., 5.00%, 2/1/2032	35	42

City of San Marcos GO, 5.00%, 8/15/2031	25	31

City of Temple, Combination Tax Series 2016A, GO, 5.00%, 8/1/2031	50	59

City of Waxahachie Series A, GO, 5.00%, 8/1/2025	45	54

Clifton Higher Education Finance Corp., Idea Public Schools

Series B, Rev., 4.00%, 8/15/2023	500	535

Series B, Rev., 5.00%, 8/15/2024	345	390

Series 2016B, Rev., 5.00%, 8/15/2025	460	534

Rev., 6.00%, 8/15/2033	1,250	1,377

Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.

Rev., PSF-GTD, 4.00%, 4/1/2035	400	467

Rev., PSF-GTD, 4.00%, 4/1/2036	500	581

County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2022	10	11

County of Hidalgo

GO, 5.00%, 8/15/2028	10	12

GO, 4.00%, 8/15/2035	85	97

Series 2018B, GO, 4.00%, 8/15/2038	40	46

County of Victoria, Limited Tax GO, 4.00%, 2/15/2030	15	17

Cypress-Fairbanks Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	10	10

Dallas Fort Worth International Airport Series 2013B, Rev., 5.00%, 11/1/2044	25	27

El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	510	557

Ennis Independent School District GO, PSF-GTD, 5.00%, 8/15/2028	30	37

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Galveston County, Unlimited Tax GO, 4.00%, 2/1/2039	10	12

Harris Montgomery Counties Municipal Utility District No. 386 GO, 4.00%, 9/1/2023	15	16

Highland Park Independent School District GO, PSF-GTD, 5.00%, 2/15/2024	30	34

Ingleside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2028	35	42

Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	25	30

Metropolitan Transit Authority of Harris County, Sales and Use Tax Rev., 5.00%, 11/1/2024 (d)	15	18

Midlothian Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 4.00%, 2/15/2037	25	29

Newark Higher Education Finance Corp., The Hughen Center, Inc. Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2029	120	153

North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2031	10	12

North Texas Municipal Water District, Wastewater System Rev., 4.00%, 6/1/2028	15	18

North Texas Tollway Authority System, Second Tier Rev., 4.00%, 1/1/2038	200	225

North Texas Tollway Authority System, Special Projects System Series A, Rev., 6.00%, 9/1/2021 (d)	2,000	2,058

Palestine Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	30	36

Pasadena Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2028	15	19

Permanent University Fund—University of Texas System Series A, Rev., 5.00%, 7/1/2031	210	244

Plano Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2026	40	49

Red Oak Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	20	24

Round Rock Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/1/2032	170	197

San Antonio Water System, Junior Lien Series 2017A, Rev., 4.00%, 5/15/2034	60	69

Socorro Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	45	54

Stafford Municipal School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2029	35	45

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.50%, 9/1/2023 (d)	2,300	2,594

Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	3,335

Texas Department of Housing and Community Affairs, Residential Mortgage Series 2011B, Rev., GNMA COLL, 4.25%, 1/1/2034	60	60

Texas Public Finance Authority Rev., 4.00%, 2/1/2035	2,315	2,736

Texas Water Development Board, Water Implementation Fund

Series B, Rev., 5.00%, 4/15/2026	25	30

Series 2019A, Rev., 4.00%, 10/15/2037	500	598

Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,451

Texas Woman’s University, Financing System Rev., 4.00%, 7/1/2030	10	11

West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	1,155

Total Texas		32,290

Utah — 0.5%

City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	547

City of Provo GO, 5.00%, 1/1/2032	10	13

City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2038	25	32

Salt Lake City Corp., International Airport Series 2017B, Rev., 5.00%, 7/1/2042	260	308

Tooele County Municipal Building Authority, Cross-Over Lease Rev., 4.00%, 12/15/2042	25	27

University of Utah (The) Series 2018A, Rev., 5.00%, 8/1/2044	60	73

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Rev., 4.00%, 10/15/2035	400	458

Rev., 4.00%, 10/15/2036	400	457

Rev., 4.00%, 10/15/2038	500	566

Rev., 4.00%, 10/15/2041	350	392

Total Utah		2,873

Vermont — 0.8%

City of Burlington, Public Improvement

Series 2019A, GO, 4.00%, 11/1/2037	500	575

Series 2019A, GO, 4.00%, 11/1/2039	435	498

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Vermont — continued

Vermont Housing Finance Agency, Mortgage-Backed Securities Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 8/1/2021 (d)	15	15

Vermont Housing Finance Agency, Multiple Purpose

Series B, Rev., AMT, 4.13%, 11/1/2021 (d)	15	16

Series A, Rev., AMT, 4.00%, 11/1/2046	195	209

Vermont Municipal Bond Bank Series 1, Rev., 5.00%, 12/1/2034	30	37

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 5.00%, 6/15/2022	725	766

Series 2018A, Rev., AMT, 3.63%, 6/15/2029	760	800

Series A, Rev., AMT, 3.75%, 6/15/2030	1,065	1,120

Series A, Rev., AMT, 4.00%, 6/15/2031	375	397

Series A, Rev., AMT, 4.00%, 6/15/2032	150	158

Series A, Rev., AMT, 4.00%, 6/15/2033	195	205

Series 2018A, Rev., AMT, 4.00%, 6/15/2034	150	157

Total Vermont		4,953

Virginia — 0.9%

Capital Region Airport Commission, Richmond International Airport

Series 2016A, Rev., 4.00%, 7/1/2035	350	383

Series 2016A, Rev., 4.00%, 7/1/2036	320	350

City of Portsmouth, Tax Exempt Series 2015A, GO, 5.00%, 8/1/2025	20	24

City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	6

Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,881

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017E, Rev., 5.00%, 2/1/2029	10	13

Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program

Series B, Rev., 5.00%, 11/1/2021 (d)	150	155

Series 2011B, Rev., 5.00%, 11/1/2023	15	15

Series B, Rev., 5.00%, 11/1/2026	5	5

Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2017B, Rev., 5.00%, 11/1/2028	10	13

Total Virginia		5,845

Washington — 1.3%

Chelan County Public Utility District No.1 Series 2011A, Rev., AMT, 5.50%, 7/1/2026	350	356

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	71

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

City of Lynnwood, Utility System Rev., 5.00%, 12/1/2028	25	32

County of King, Sewer

Series 2102C, Rev., 5.00%, 1/1/2023	40	42

Series 2018B, Rev., 5.00%, 7/1/2031	10	13

Energy Northwest, Bonneville Power Administrator Series C, Rev., 5.00%, 7/1/2023	25	27

King County School District No. 414 Lake Washington GO, 5.00%, 12/1/2028	15	19

Pierce and Lewis Counties School District No. 404 GO, 4.00%, 12/1/2025	5	6

Pierce County, White River School District No. 416, Unlimited Tax GO, 4.00%, 12/1/2030	10	11

Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,262

Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 4.00%, 9/1/2045	2,500	2,841

Washington State Housing Finance Commission, Homeownership Program Series B, Rev., GNMA/FNMA/FHLMC, 4.25%, 10/1/2032	85	86

Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (c)	2,000	2,096

Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	195	204

Western Washington University, Housing and Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022 (d)	1,365	1,431

Total Washington		8,426

West Virginia — 0.2%

West Virginia Hospital Finance Authority, United Health System Series A, Rev., 4.00%, 6/1/2051	1,000	1,090

Wisconsin — 2.9%

Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 3.00%, 1/1/2050	1,000	1,019

Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054 (c)	690	757

Public Finance Authority, KU Campus Development Corp. — Central District Development Project Rev., 5.00%, 3/1/2027	280	333

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.75%, 11/15/2053 (c)	2,740	2,759

Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,000	3,522

Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018A, Rev., 5.00%, 8/15/2033	55	67

Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	16

Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	5,335

Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.

Series B, Rev., 5.00%, 7/1/2038	150	174

Series A, Rev., 5.00%, 7/1/2044	210	240

Series A, Rev., 5.00%, 7/1/2049	750	854

Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc., Project Series 2018A, Rev., 5.00%, 9/15/2040	665	697

Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 4.00%, 12/15/2039	500	531

Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2046 (g)	1,350	1,493

Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	680	739

Total Wisconsin		18,536

Total Municipal Bonds (Cost $556,351)		593,433

	SHARES (000)
Short-Term Investments — 5.1%

Investment Companies — 5.1%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (h) (i) (Cost $32,162)	32,148	32,164

Total Investments — 99.4% (Cost $588,513)		625,597
Other Assets Less Liabilities — 0.6%		3,583

NET ASSETS — 100.0%		629,180

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured

Rev.	Revenue
SCSDE	South Carolina School District Enhancement

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Amount rounds to less than one thousand.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2021.

Futures contracts outstanding as of February 28, 2021 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(45)	06/2021	USD	(5,991)	53

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	73

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.7% (a)

Alabama — 0.8%

Birmingham Airport Authority

Rev., 5.00%, 7/1/2023	125	138

Rev., 5.00%, 7/1/2024	150	172

Rev., 5.00%, 7/1/2025	250	294

Rev., 5.00%, 7/1/2026	225	272

Black Belt Energy Gas District, Gas Prepay

Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.65%, 12/1/2023 (b)	30,000	30,028

Series 2018A, Rev., 4.00%, 12/1/2023 (c)	1,400	1,520

Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (c)	11,850	11,940

City of Centre, Warrants

GO, 3.00%, 9/1/2021	100	101

GO, 3.00%, 9/1/2022	110	115

GO, 4.00%, 9/1/2023	215	233

City of Hamilton, Warrants

GO, 3.00%, 8/1/2021	365	369

GO, 2.00%, 8/1/2022	370	379

GO, 5.00%, 8/1/2023	240	266

City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co., Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	4,750	4,797

Prattville Industrial Development Board, International Paper Co. Project

Series 2019B, Rev., 2.00%, 10/1/2024 (c)	450	469

Series 2019C, Rev., 2.00%, 10/1/2024 (c)	430	448

Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.37%, 6/16/2025 (c)	2,670	2,724

State of Alabama Series 2013A, GO, 4.00%, 8/1/2023	1,250	1,360

University of West Alabama, General Fee

Rev., AGM, 4.00%, 1/1/2022	150	154

Rev., AGM, 4.00%, 1/1/2023	120	127

Rev., AGM, 4.00%, 1/1/2024	125	137

Rev., AGM, 4.00%, 1/1/2025	150	167

Total Alabama		56,210

Alaska — 0.9%

Alaska Municipal Bond Bank Authority

Series 2019 1, Rev., 5.00%, 5/1/2021	215	217

Series 1, Rev., 5.00%, 12/1/2021	450	465

Series 2019 1, Rev., 5.00%, 5/1/2022	200	211

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alaska — continued

Series 1, Rev., 5.00%, 12/1/2022	500	540

Series 1, Rev., 5.00%, 12/1/2023	960	1,074

Series 1, Rev., 5.00%, 12/1/2024	870	1,006

Series 1, Rev., 5.00%, 12/1/2025	750	891

Series 1, Rev., 5.00%, 12/1/2026	675	821

City of Valdez, Exxon Pipeline Co. Project

Series 1993-A, Rev., VRDO, 0.01%, 3/1/2021 (c)	10,580	10,580

Series 1993-B, Rev., VRDO, 0.01%, 3/1/2021 (c)	6,840	6,840

City of Valdez, Phillips Trans Alaska Project Rev., VRDO, 0.05%, 3/9/2021 (c)	35,300	35,300

State of Alaska Series 2020A, GO, 5.00%, 8/1/2026	3,585	4,397

Total Alaska		62,342

Arizona — 0.7%

Arizona Health Facilities Authority, Common Spirit Health Series B-1, Rev., 5.25%, 3/1/2021 (d)	10,000	10,000

Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2026	130	157

Arizona State University Series 2008A, Rev., VRDO, 0.02%, 3/9/2021 (c)	3,150	3,150

City of Tucson Series 2018-A, GO, 5.00%, 7/1/2026	325	399

Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2023	140	150

Series 2018A, Rev., 5.00%, 7/1/2024	200	220

Industrial Development Authority of the County of Yavapai (The), Regional Medical Center

Rev., 5.00%, 8/1/2021	225	229

Rev., 5.00%, 8/1/2022	380	405

Rev., 5.00%, 8/1/2023	325	359

Maricopa County Industrial Development Authority, HonorHealth

Series 2021A, Rev., 5.00%, 9/1/2024	175	203

Series 2021A, Rev., 5.00%, 9/1/2025	725	866

Series 2021A, Rev., 5.00%, 9/1/2026	700	860

Maricopa County Pollution Control Corp., Public Service Co. of New Mexico Palo Verde Project Series 2010A, Rev., VRDO, 0.11%, 3/9/2021 (c)	15,000	15,000

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Arizona — continued

Maricopa County School District No. 24 Gila Bend

GO, AGM, 3.00%, 7/1/2021	575	580

GO, AGM, 4.00%, 7/1/2022	300	315

GO, AGM, 5.00%, 7/1/2023	700	774

Maricopa County School District No. 66, Roosevelt Elementary GO, 5.00%, 7/1/2021	1,520	1,543

Maricopa County School District No. 66, Roosevelt Elementary, School Improvement, Project of 2017 Series 2017-A, GO, 5.00%, 7/1/2021	1,150	1,168

Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 3.00%, 7/1/2024	525	566

Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project Series 2015-XF2192, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.06%, 3/9/2021 (c) (e)	7,845	7,845

Total Arizona		44,789

Arkansas — 0.1%

Arkansas Development Finance Authority, 900 West Capitol Building Project Rev., 3.00%, 4/1/2021	500	501

Arkansas Development Finance Authority, Department of Community Correction Project

Rev., 5.00%, 11/1/2021	310	319

Rev., 5.00%, 11/1/2022	410	442

City of Centerton, Green Bond Rev., 3.00%, 12/1/2021	125	127

City of Heber Springs, Water and Sewer, Green Bond

Rev., 3.00%, 11/1/2021	50	51

Rev., 3.00%, 11/1/2023	100	106

County of Sharp, Sales and Use Tax

Rev., 5.00%, 3/1/2021	270	270

Rev., 5.00%, 3/1/2022	495	519

Rev., 5.00%, 3/1/2023	540	585

University of Arkansas, Various Facility, Fayetteville Campus Series 2018A, Rev., 5.00%, 11/1/2021	330	341

University of Central Arkansas, Student Fee

Series 2020A, Rev., 5.00%, 11/1/2021	150	155

Series 2020A, Rev., 5.00%, 11/1/2022	200	215

Series 2020A, Rev., 5.00%, 11/1/2023	205	229

Series 2020A, Rev., 5.00%, 11/1/2024	160	184

Series 2020A, Rev., 5.00%, 11/1/2025	230	273

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arkansas — continued

Series 2020A, Rev., 5.00%, 11/1/2026	220	268

Series 2020A, Rev., 5.00%, 11/1/2027	200	250

University of Central Arkansas, Student Housing System

Series 2019C, Rev., AGM, 3.00%, 11/1/2021	75	76

Series 2019C, Rev., AGM, 3.00%, 11/1/2022	85	89

Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	143

Total Arkansas		5,143

California — 2.0%

Bay Area Toll Authority, Toll Bridge Series 2007G-1, Rev., VRDO, LOC: Bank of America NA, 0.01%, 3/9/2021 (c)	1,200	1,200

California Educational Facilities Authority, University of Southern California Series 2015A, Rev., 5.00%, 10/1/2025 (d)	250	301

California Enterprise Development Authority, Riverside County, Library Facility

Rev., 4.00%, 11/1/2022	100	106

Rev., 4.00%, 11/1/2023	200	219

California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	1,615	1,704

California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Rev., AMT, 0.45%, 7/1/2021 (c) (e)	30,000	30,002

California Infrastructure and Economic Development Bank, California Academy of Sciences Series 2018D, Rev., (ICE LIBOR USD 1 Month + 0.38%), 0.46%, 8/1/2021 (b)	17,010	17,009

California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 0.41%, 4/1/2022 (b)	6,750	6,757

California Municipal Finance Authority, California Lutheran University Rev., 5.00%, 10/1/2021	250	256

California Municipal Finance Authority, Hollywood El Centro Apartments Series 2019A, Rev., 1.40%, 5/1/2021 (c)	1,750	1,753

California Municipal Finance Authority, San Antonio Gardens Project

Rev., 4.00%, 11/15/2021	270	274

Rev., 4.00%, 11/15/2022	280	291

Rev., 4.00%, 11/15/2023	290	307

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	75

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project

Rev., 5.00%, 5/15/2023	360	394

Rev., 5.00%, 5/15/2024	300	340

Rev., 5.00%, 5/15/2025	425	496

Rev., 5.00%, 5/15/2026	500	599

Rev., 5.00%, 5/15/2027	725	891

California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., 0.60%, 9/1/2023 (c)	1,850	1,845

California School Finance Authority, Green Dot Public School Projects

Series 2018A, Rev., 5.00%, 8/1/2021 (e)	50	51

Series 2018A, Rev., 5.00%, 8/1/2022 (e)	85	89

California School Finance Authority, Kipp Socal Projects

Series 2019A, Rev., 5.00%, 7/1/2022 (e)	100	105

Series 2019A, Rev., 5.00%, 7/1/2023 (e)	100	110

California Statewide Communities Development Authority, Washington Court Apartments Series 2021E, Rev., 0.22%, 8/1/2022 (c)	7,000	7,008

Chula Vista Elementary School District Rev., BAN, Zero Coupon, 8/1/2023	5,500	5,452

City of Tulare, Sewer Series 2020A, Rev., 4.00%, 11/15/2021	110	113

Golden Empire Schools Financing Authority, Kern High School District Rev., 5.00%, 5/1/2021	100	101

Irvine Ranch Water District

Series 2011A-1, (SIFMA Municipal Swap Index Yield + 0.03%), 0.06%, 3/2/2022 (b)	10,000	10,000

Series 2011A-2, VRDO, 0.06%, 3/2/2022 (c)	7,100	7,100

Metropolitan Water District of Southern California, Waterworks Series 2018A-1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 3/1/2021 (c)	5,500	5,500

Mount San Antonio Community College District GO, BAN, Zero Coupon, 4/1/2022 (d)	250	250

Port of Oakland, Intermediate Lien

Rev., AMT, 5.00%, 5/1/2022	2,750	2,892

Rev., AMT, 5.00%, 5/1/2023	3,500	3,828

Riverside County Asset Leasing Corp., Southwest Justice Center Series 2008A, Rev., VRDO, AGC, LOC: Wells Fargo Bank NA, 0.03%, 3/9/2021 (c)	2,580	2,580

Sacramento City Unified School District, Election of 2012 Series 2019D, GO, 4.00%, 8/1/2021	4,475	4,544

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

San Diego County Regional Transportation Commission, Sales Tax Series 2018A, Rev., 4.00%, 4/1/2021 (d)	790	792

San Diego Housing Authority, Multi-Family Housing, Hillside Views Apartments Series 2018G-1, Rev., 0.22%, 6/1/2021 (c)	6,750	6,751

Santa Clara County Financing Authority, El Camino Hospital Series 2009A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 3/9/2021 (c)	6,605	6,605

South Bay Union School District, San Diego County GO, BAN, Zero Coupon, 8/1/2022	2,000	1,985

State of California Series B4, GO, VRDO, LOC: Citibank NA, 0.01%, 3/9/2021 (c)	1,970	1,970

Stockton Public Financing Authority

Series 2018A, Rev., 5.00%, 10/1/2021	450	462

Rev., 5.00%, 3/1/2023	360	389

Rev., 5.00%, 3/1/2025	570	651

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LOC: Barclays Bank plc, 0.21%, 3/9/2021 (c) (e)	5,230	5,230

Total California		139,302

Colorado — 2.4%

550 Acoma, Inc., Denver Health and Hospital Authority Project

COP, 5.00%, 12/1/2021	220	227

COP, 5.00%, 12/1/2022	295	317

Arapahoe County School District No. 5 Cherry Creek

GO, 5.00%, 12/15/2025	9,930	12,023

GO, 5.00%, 12/15/2026	5,655	7,049

GO, 5.00%, 12/15/2028	6,460	8,460

Arapahoe County School District No. 6 Littleton

Series 2019A, GO, 5.00%, 12/1/2021	2,585	2,679

Series 2019A, GO, 5.00%, 12/1/2022	1,370	1,485

City of Aurora, First Lien Water, Green Bonds Rev., 5.00%, 8/1/2023	2,355	2,620

City of Colorado Springs

COP, 5.00%, 12/1/2021	145	150

COP, 5.00%, 12/1/2022	155	168

COP, 5.00%, 12/1/2023	100	112

City of Colorado Springs, Utilities System Improvement

Series 2007A, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 3/9/2021 (c)	4,825	4,825

Series 2012A, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 3/9/2021 (c)	3,410	3,410

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

City of Grand Junction Rev., 5.00%, 3/1/2021 (d)	35	35

Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series 2017B, Rev., 5.00%, 5/15/2021 (d)	395	399

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,515	1,574

Colorado State Education Loan Program Series 2020A, Rev., TRAN, 3.00%, 6/29/2021	25,000	25,237

E-470 Public Highway Authority, Senior Libor Index Series 2019A, Rev., (ICE LIBOR USD 1 Month + 0.42%), 0.50%, 9/1/2021 (b)	8,000	8,000

Regional Transportation District, Denver Transit Partners

Rev., 3.00%, 7/15/2023	50	53

Rev., 5.00%, 1/15/2024	200	223

Rev., 5.00%, 7/15/2024	150	170

Rev., 5.00%, 1/15/2025	165	190

Rev., 5.00%, 7/15/2025	200	233

Rev., 3.00%, 1/15/2026	110	119

Rev., 5.00%, 7/15/2026	225	269

State of Colorado

Rev., TRAN, 4.00%, 6/25/2021	23,000	23,283

Series 2020A, COP, 5.00%, 12/15/2023	2,500	2,816

Series 2020A, COP, 5.00%, 12/15/2024	2,085	2,430

University of Colorado Hospital Authority Series 2019A, Rev., VRDO, 0.03%, 3/9/2021 (c)	20,000	20,000

University of Colorado Hospital Authority, Health System Series 2018 B, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/9/2021 (c)	2,300	2,300

University of Colorado, Enterprise System

Series 2020A-2, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 3/1/2021 (c)	5,380	5,380

Series 2020A-1, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/9/2021 (c)	24,000	24,000

Total Colorado		160,236

Connecticut — 1.7%

City of Derby

Series A, GO, 5.00%, 8/1/2021	220	224

Series A, GO, 5.00%, 8/1/2022	75	80

Series A, GO, 5.00%, 8/1/2023	150	166

Series A, GO, 5.00%, 8/1/2024	85	98

City of Milford GO, BAN, 2.00%, 11/2/2021	20,485	20,744

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued

City of New Britain

GO, 5.00%, 9/1/2022 (d)	50	53

GO, 5.00%, 9/1/2023 (d)	110	123

City of New Haven

Series 2019A, GO, 5.00%, 8/1/2021	1,300	1,321

Series 2019B, GO, 5.00%, 2/1/2022	700	724

Series 2019A, GO, 5.00%, 8/1/2022	1,000	1,054

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Rev., 0.38%, 11/15/2021 (c)	21,500	21,509

Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (c)	1,750	1,751

Connecticut State Health & Educational Facilities Authority, Covenant Home, Inc. Series 2018B, Rev., 5.00%, 12/1/2021	1,000	1,033

Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Series 2020B-1, Rev., 5.00%, 1/1/2025 (c)	8,500	9,864

Connecticut State Health & Educational Facilities Authority, Stamford Hospital

Series L-1, Rev., 3.00%, 7/1/2021 (f)	585	589

Series L-1, Rev., 4.00%, 7/1/2022 (f)	500	522

Series L-1, Rev., 4.00%, 7/1/2023 (f)	275	296

Series L-1, Rev., 4.00%, 7/1/2024 (f)	300	332

Series L-1, Rev., 4.00%, 7/1/2025 (f)	300	339

Series L-1, Rev., 4.00%, 7/1/2026 (f)	350	403

Series L-1, Rev., 4.00%, 7/1/2027 (f)	350	410

Connecticut State Health & Educational Facilities Authority, University of New Haven

Series K-1, Rev., 5.00%, 7/1/2021	665	673

Series K-1, Rev., 5.00%, 7/1/2022	675	709

Connecticut State Health & Educational Facilities Authority, Wesleyan University Series H, Rev., VRDO, 0.01%, 3/9/2021 (c)	2,500	2,500

New Canaan Housing Authority, Multi-Family Housing, Parish Project Rev., 0.44%, 3/1/2023 (c)	12,475	12,484

State of Connecticut

Series 2020C, GO, 3.00%, 6/1/2021	1,150	1,158

Series G, GO, 5.00%, 11/1/2021	200	207

Series 2020C, GO, 3.00%, 6/1/2022	1,000	1,035

Series 2020C, GO, 3.00%, 6/1/2023	600	635

Series 2020C, GO, 4.00%, 6/1/2023	400	433

Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,150

Series 2020C, GO, 4.00%, 6/1/2024	500	556

Series 2020C, GO, 2.00%, 6/1/2025	3,350	3,533

Series 2020C, GO, 4.00%, 6/1/2025	850	968

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	77

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Connecticut — continued

State of Connecticut, Health and Educational Facility Authority, The Hotchkiss School Series 2000A, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/9/2021 (c)	23,140	23,140

Town of South Windsor GO, BAN, 1.50%, 2/11/2022	3,000	3,037

Total Connecticut		113,853

Delaware — 0.2%

Delaware Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	6,000	6,082

Delaware Municipal Electric Corp. (The), Middletown and Seaford Project

Series 2019A, Rev., 5.00%, 10/1/2021	145	149

Series 2019A, Rev., 5.00%, 10/1/2022	150	161

Series 2019A, Rev., 5.00%, 10/1/2023	220	244

University of Delaware

Series 2004B, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 3/1/2021 (c)	7,835	7,835

Total Delaware		14,471

District of Columbia — 0.6%

District of Columbia, Carnegie Endowment for International Peace Rev., VRDO, LOC: Wells Fargo Bank NA, 0.03%, 3/9/2021 (c)	375	375

District of Columbia, Gallaudet University Project Rev., 5.00%, 4/1/2026	100	121

District of Columbia, Georgetown University Issue

Series 2007B-2, Rev., VRDO, LOC: Bank of America NA, 0.02%, 3/9/2021 (c)	9,580	9,580

Series 2017 B-1, Rev., VRDO, LOC: Bank of America NA, 0.02%, 3/9/2021 (c)	1,190	1,190

District of Columbia, International School Rev., 5.00%, 7/1/2022	500	519

District of Columbia, Kipp DC Project Rev., 5.00%, 7/1/2023	100	109

District of Columbia, Medlantic/Helix Issue, Tranche II

Series 111-A, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 3/9/2021 (c)	5,400	5,400

Series 1998A, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/9/2021 (c)	2,785	2,785

Metropolitan Washington Airports Authority Subseries C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 3/9/2021 (c)	19,120	19,120

Total District of Columbia		39,199

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — 2.2%

City of Fort Myers, Subordinate Utility System

Series 2020B, Rev., AGM, 5.00%, 10/1/2021	2,000	2,054

Series 2020B, Rev., AGM, 5.00%, 10/1/2022	2,000	2,146

Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,370

Series 2020B, Rev., AGM, 5.00%, 10/1/2024	2,355	2,720

Series 2020B, Rev., AGM, 5.00%, 10/1/2025	5,100	6,081

Series 2020B, Rev., AGM, 5.00%, 10/1/2026	2,225	2,729

City of Gainesville, Utilities System Series B, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 3/9/2021 (c)	10,200	10,200

City of Tallahassee, Utility System

Rev., 5.00%, 10/1/2023	2,430	2,723

Rev., 5.00%, 10/1/2024	2,550	2,965

County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (c)	775	807

County of Hillsborough, Capital Improvement Program Rev., 5.00%, 8/1/2021	30	31

County of Miami-Dade, Aviation

Series 2020A, Rev., 5.00%, 10/1/2023	2,500	2,794

Series 2020A, Rev., 5.00%, 10/1/2024	2,400	2,784

Series 2020A, Rev., 5.00%, 10/1/2025	1,375	1,641

County of Miami-Dade, Seaport Department Series A, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 3/9/2021 (c)	2,400	2,400

County of Miami-Dade, Stormwater Project Rev., 5.00%, 4/1/2026	2,000	2,437

Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	1,895	2,270

Florida Governmental Utility Authority Rev., AGM, 5.00%, 7/1/2025 (d)	200	238

Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology Rev., 5.00%, 10/1/2021	115	118

Florida Higher Educational Facilities Financial Authority, Ringling College Project

Rev., 4.00%, 3/1/2021	60	60

Rev., 4.00%, 3/1/2022	55	56

Rev., 5.00%, 3/1/2023	185	198

Rev., 5.00%, 3/1/2024	110	121

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Florida Higher Educational Facilities Financial Authority, St. Leo University Project

Rev., 5.00%, 3/1/2021	350	350

Rev., 5.00%, 3/1/2022	355	367

Rev., 5.00%, 3/1/2023	410	436

Highlands County Health Facilities Authority, Adventist Health System Series 2012I, Rev., VRDO, 0.02%, 3/9/2021 (c)	12,945	12,945

JEA Water and Sewer System

Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.04%, 3/9/2021 (c)	38,670	38,670

Series Sub Series B-1, Rev., VRDO, LIQ: State Street Bank & Trust, 0.04%, 3/9/2021 (c)	9,980	9,980

Lee Memorial Health System

Series 2019A-1, Rev., 5.00%, 4/1/2022	750	788

Series 2019A-1, Rev., 5.00%, 4/1/2023	400	437

Series 2019A-1, Rev., 5.00%, 4/1/2024	575	650

Orange County Health Facilities Authority, The Nemours Foundation Project Series B, Rev., VRDO, LOC: Northern Trust Co., 0.03%, 3/9/2021 (c)	775	775

Orlando Utilities Commission Series B, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/9/2021 (c)	22,400	22,400

State of Florida Department of Transportation, Federal Highway Reimbursement Series 2021A, Rev., 5.00%, 7/1/2024 (f)	8,030	9,181

Village Community Development District No. 13 Special Assessment Rev., 2.63%, 5/1/2024	500	509

West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area

Rev., 5.00%, 3/1/2023	1,335	1,458

Rev., 5.00%, 3/1/2024	1,160	1,312

Total Florida		150,201

Georgia — 0.9%

City of Atlanta, Department of Aviation

Series 2020A, Rev., 5.00%, 7/1/2024	2,000	2,303

Series 2020B, Rev., AMT, 5.00%, 7/1/2024	1,170	1,338

Series 2020A, Rev., 5.00%, 7/1/2025	3,555	4,228

Series 2020B, Rev., AMT, 5.00%, 7/1/2025	1,800	2,122

Series 2020A, Rev., 5.00%, 7/1/2026	4,000	4,897

Series 2020B, Rev., AMT, 5.00%, 7/1/2026	2,000	2,422

Clarke County School District, Sales Tax GO, 5.00%, 9/1/2021	30	31

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued

Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project

Rev., 5.00%, 7/1/2021	370	376

Rev., 5.00%, 7/1/2022	300	318

Georgia State Road and Tollway Authority

Rev., 5.00%, 6/1/2021	2,500	2,530

Rev., 5.00%, 6/1/2022	5,000	5,301

Rev., 5.00%, 6/1/2023	4,000	4,421

Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series A, Rev., 3.75%, 7/1/2021	5,585	5,651

Municipal Electric Authority of Georgia, Project One Series 2008-B, Rev., VRDO, LOC: PNC Bank NA, 0.06%, 3/9/2021 (c)	4,255	4,255

Paulding County School District, Sales Tax GO, 3.00%, 8/1/2022	1,500	1,559

Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2025	13,345	15,917

Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2022	100	104

Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	1,675	1,745

Total Georgia		59,518

Idaho — 0.0% (g)

Idaho Housing and Finance Association, Federal Highway Trust Series A, Rev., GRAN, 5.00%, 7/15/2021	25	25

University of Idaho

Series 2020A, Rev., 5.00%, 4/1/2021	390	391

Series 2020A, Rev., 5.00%, 4/1/2022	165	174

Series 2020A, Rev., 5.00%, 4/1/2023	355	389

Series 2020A, Rev., 5.00%, 4/1/2024	315	359

Series 2020A, Rev., 5.00%, 4/1/2025	330	388

Total Idaho		1,726

Illinois — 3.6%

Carol Stream Park District

Series 2020C, GO, 4.00%, 11/1/2024	210	234

Series 2020C, GO, 4.00%, 11/1/2025	405	460

Series 2020C, GO, 4.00%, 11/1/2026	535	618

Champaign Coles Et Al Counties Community College District No. 505

Series 2018B, GO, 4.00%, 12/1/2021	2,500	2,571

Series 2018C, GO, 4.00%, 12/1/2021	465	478

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	79

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation

Series 2020A, GO, Zero Coupon, 1/1/2022	200	199

Series 2020A, GO, Zero Coupon, 1/1/2023	200	198

Series 2020A, GO, Zero Coupon, 1/1/2024	385	377

Chicago Midway International Airport, Second Lien Series 2014B, Rev., 5.00%, 1/1/2023	150	163

Chicago O’Hare International Airport, General Airport, Senior Lien

Series 2020B, Rev., 5.00%, 1/1/2024	500	563

Series 2020B, Rev., 5.00%, 1/1/2026	1,250	1,495

Chicago Park District, Unlimited Tax, Personal Property Replacement Tax Alternate Series 2011C, GO, 5.00%, 1/1/2022	175	180

Chicago Park District, Unlimited Tax, Special Recreation Activity Series 2018E, GO, 5.00%, 11/15/2021	300	308

Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula Funds Rev., 5.00%, 6/1/2021	270	273

City of Aurora

Series 2019A, GO, 4.00%, 12/30/2021	470	485

Series 2019A, GO, 4.00%, 12/30/2022	1,525	1,629

Series 2019A, GO, 4.00%, 12/30/2023	1,595	1,746

Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,855

City of Danville

GO, 2.00%, 12/1/2021	255	258

GO, 3.00%, 12/1/2022	140	145

GO, 4.00%, 12/1/2023	145	157

City of Elgin

Series 2020A, GO, 2.00%, 12/15/2021	230	233

Series 2020A, GO, 3.00%, 12/15/2022	1,480	1,549

Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,092

City of Rock Island

Series A, GO, AGM, 3.00%, 12/1/2021	130	132

Series B, GO, AGM, 3.00%, 12/1/2021	200	204

City of Rockford, Sales Tax

Series 2019A, GO, AGM, 4.00%, 12/15/2021	130	134

Series 2019A, GO, AGM, 4.00%, 12/15/2022	135	143

Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	152

City of Waukegan Series A, GO, AGM, 4.00%, 12/30/2023	525	571

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Clay Wayne and Marion Counties Community Unit School District No. 35

GO, AGM, 5.00%, 12/1/2021	205	212

GO, AGM, 5.00%, 12/1/2022	165	177

GO, AGM, 5.00%, 12/1/2023	175	195

Cook County Community College District No. 508, Unlimited Tax GO, 5.25%, 12/1/2029	250	276

Cook County Community Consolidated School District No. 146, Tinley Park, Limited Tax GO, 4.00%, 12/1/2021	200	206

Cook County Community Consolidated School District No. 34, Glenview, Limited Tax

GO, 4.00%, 12/1/2021	175	180

GO, 4.00%, 12/1/2022	150	160

GO, 4.00%, 12/1/2023	150	164

Cook County Community School District No. 97, Oak Park

GO, 4.00%, 1/1/2022	400	412

GO, 4.00%, 1/1/2023	300	320

GO, 4.00%, 1/1/2024	275	302

Cook County Community Unit School District No. 401, Elmwood Park GO, 4.00%, 12/1/2023	3,440	3,538

Cook County High School District No. 207 Maine Township

Series 2019A, GO, 4.00%, 12/1/2021	8,330	8,563

Series 2019B, GO, 3.50%, 12/1/2022	325	343

Cook County School District No. 100, South Berwyn

Series 2019A, GO, 4.00%, 12/1/2021	100	103

Series 2019C, GO, 4.00%, 12/1/2021	165	169

Series 2019A, GO, 4.00%, 12/1/2022	235	248

Series 2019C, GO, 4.00%, 12/1/2022	605	640

Series 2019A, GO, 5.00%, 12/1/2023	345	383

Series 2019C, GO, 5.00%, 12/1/2023	660	733

Cook County School District No. 102, La Grange, Limited Tax

GO, AGM, 4.00%, 12/15/2021	840	864

GO, AGM, 4.00%, 12/15/2022	825	877

GO, AGM, 4.00%, 12/15/2023	825	903

GO, AGM, 4.00%, 12/15/2024	930	1,044

GO, AGM, 4.00%, 12/15/2025	985	1,130

Cook County School District No. 109, Indian Springs, Limited Tax

Series 2020A, GO, 4.00%, 12/1/2023	125	136

Series 2020A, GO, 4.00%, 12/1/2024	400	447

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Cook County School District No. 145, Arbor Park

Series 2019B, GO, 4.00%, 12/1/2021	150	154

Series 2019D, GO, 4.00%, 12/1/2023	110	120

Cook County School District No. 148, Dolton

Series 2018A, GO, 5.00%, 12/1/2021	450	464

Series 2018A, GO, 5.00%, 12/1/2022	725	777

Cook County School District No. 151, South Holland, Limited Tax

GO, 4.00%, 4/1/2021	175	176

GO, 4.00%, 4/1/2022	190	197

Cook County School District No. 160, Country Club Hills

Series 2020A, GO, 4.00%, 12/1/2021	250	257

Series 2020A, GO, 4.00%, 12/1/2022	510	538

Series 2020A, GO, 4.00%, 12/1/2023	285	310

Series 2020A, GO, 4.00%, 12/1/2024	255	285

Cook County School District No. 160, Country Club Hills, Limited Tax

Series 2020B, GO, 4.00%, 12/1/2022	180	190

Series 2020B, GO, 4.00%, 12/1/2023	100	109

Series 2020B, GO, 4.00%, 12/1/2024	100	112

Cook County School District No. 63, East Maine, Limited Tax

GO, 5.00%, 12/1/2021	1,845	1,910

GO, 5.00%, 12/1/2022	1,935	2,075

Cook County School District No. 69, Skokie, Limited Tax

GO, 4.00%, 12/1/2024	315	354

GO, 4.00%, 12/1/2025	460	528

Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax

Rev., AGM, 4.00%, 12/15/2021	515	529

Rev., AGM, 4.00%, 12/15/2022	535	565

Rev., AGM, 4.00%, 12/15/2023	555	603

Rev., AGM, 4.00%, 12/15/2024	580	643

Cook County School District No. 99 Cicero, Limited Tax

Series 2019B, GO, 5.00%, 12/1/2022	350	376

Series 2019B, GO, 5.00%, 12/1/2023	575	640

Cook County Township High School District No 225

GO, 5.00%, 12/1/2025	2,795	3,363

GO, 5.00%, 12/1/2026	2,565	3,179

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Cook County, Proviso Township High School District No. 209, Limited Tax GO, 5.00%, 12/1/2021	2,825	2,922

County of Cook

GO, 5.00%, 11/15/2021	700	724

Series A, GO, 5.00%, 11/15/2021	355	367

Series C, GO, 5.00%, 11/15/2022	180	194

County of Will

GO, 5.00%, 11/15/2021	270	279

GO, 5.00%, 11/15/2022	475	513

GO, 5.00%, 11/15/2023	525	589

Du Page and Will Counties Community School District No. 204 Indian Prairie GO, 4.00%, 12/30/2025	1,710	1,978

Du Page Cook and Will Counties Community College District No. 502 GO, 5.00%, 6/1/2027	4,515	5,662

DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	11

DuPage County High School District No. 87 Glenbard GO, 3.00%, 10/1/2022	1,500	1,561

DuPage County School District No. 10 Itasca

GO, 5.00%, 1/1/2023	1,040	1,129

GO, 5.00%, 1/1/2024	1,090	1,230

Flagg-Rochelle Community Park District

Series A, GO, AGM, 4.00%, 1/1/2022	210	216

Series A, GO, AGM, 4.00%, 1/1/2023	220	233

Series A, GO, AGM, 4.00%, 1/1/2024	225	244

Grundy County School District No. 54 Series 2011A, GO, AGM, 7.25%, 12/1/2021	710	747

Hoffman Estates Park District

Series 2019A, GO, 4.00%, 12/1/2021	135	138

Series 2019B, GO, 4.00%, 12/1/2023	245	268

Illinois Finance Authority, Advocate Health Care Network Series 2008C-3A, Rev., VRDO, LIQ: Northern Trust Co., 0.03%, 3/9/2021 (c)	2,650	2,650

Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (c)	250	250

Illinois Finance Authority, Carle Foundation

Series 2009-C, Rev., VRDO, LOC: Northern Trust Co., 0.02%, 3/9/2021 (c)	5,930	5,930

Series B, Rev., VRDO, LOC: Northern Trust Co., 0.02%, 3/9/2021 (c)	1,890	1,890

Illinois Finance Authority, Local Government Program, East Prairie School District Number 73 Project Rev., 5.00%, 12/1/2021	250	259

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	81

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, McCormick Theological Series 2001B, Rev., VRDO, LOC: Northern Trust Co., 0.03%, 3/9/2021 (c)	15,250	15,250

Illinois Finance Authority, Northshore University Health System

Series 2020A, Rev., 5.00%, 8/15/2021	1,000	1,022

Series 2020A, Rev., 5.00%, 8/15/2022	750	801

Series 2020A, Rev., 5.00%, 8/15/2023	500	557

Series 2020A, Rev., 5.00%, 8/15/2024	1,000	1,152

Series 2020A, Rev., 5.00%, 8/15/2025	1,250	1,488

Illinois Finance Authority, Northwestern University Subseries 2008-B, Rev., VRDO, 0.01%, 3/9/2021 (c)	3,425	3,425

Illinois Finance Authority, OSF Healthcare System

Rev., 5.00%, 11/15/2024 (c)	3,000	3,409

Rev., 5.00%, 11/15/2026 (c)	4,000	4,786

Illinois Finance Authority, University of Chicago (The)

Rev., VRDO, 0.03%, 3/9/2021 (c)	30,000	30,000

Series 2004B, Rev., VRDO, 0.03%, 3/9/2021 (c)	15,160	15,160

Illinois Finance Authority, Water Facilities, American Water Capital Corp. Project Rev., 0.70%, 9/1/2023 (c)	2,800	2,790

Illinois Finance Authority, Wesleyan University Rev., 5.00%, 9/1/2022	560	594

Illinois Housing Development Authority Series 2019A, Rev., FHA, 1.60%, 1/1/2023 (c)	5,600	5,640

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 3.00%, 12/1/2021	175	178

Series 2020B, GO, AGM, 3.00%, 12/1/2021	255	260

Series 2020A, GO, AGM, 4.00%, 12/1/2022	120	127

Series 2020B, GO, AGM, 4.00%, 12/1/2022	220	233

Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	161

Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	262

Series 2020A, GO, AGM, 5.00%, 12/1/2024	240	275

Series 2020A, GO, AGM, 5.00%, 12/1/2025	55	65

Series 2020B, GO, AGM, 5.00%, 12/1/2025	115	136

Kendall Kane and Will Counties Community Unit School District No. 308

Series B, GO, 4.00%, 10/1/2021	255	260

Series B, GO, 5.00%, 10/1/2022	1,375	1,467

La Grange Park District Series 2012B, GO, 5.00%, 12/1/2021	415	430

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued

Lake County School District No. 70 Libertyville Rev., 4.00%, 1/1/2023	300	319

Lee and Ogle Counties School District No. 170 Dixon

Series 2019A, GO, AGM, 3.00%, 1/30/2022	160	164

Series 2019B, GO, AGM, 3.00%, 1/30/2022	245	250

Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	177

Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	265

Lincoln Land Community College District No. 526 GO, 5.00%, 12/15/2021	125	130

Madison-Macoupin Etc Counties Community College District No. 536, Lewis and Clark Community

GO, AGM, 4.00%, 5/1/2022	750	782

GO, AGM, 4.00%, 5/1/2023	700	750

Peoria Public Building Commission

Series A, Rev., AGM, 3.00%, 12/1/2022	75	78

Series A, Rev., AGM, 4.00%, 12/1/2024	655	728

Sangamon County Community Unit School District No. 5, Ball-Chatham

Series B, GO, 5.00%, 1/1/2022	1,650	1,715

GO, 4.00%, 2/1/2023	2,015	2,145

Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains

Series 2019C, GO, 4.00%, 1/1/2022	165	170

Series 2019C, GO, 4.00%, 1/1/2023	310	329

Series 2019C, GO, 4.00%, 1/1/2024	370	403

St. Charles Public Library District, Limited Tax

Rev., 3.00%, 11/1/2021	85	87

Rev., 4.00%, 11/1/2022	100	105

State of Illinois

GO, 5.00%, 2/1/2024	3,370	3,716

GO, 5.50%, 5/1/2025	2,500	2,878

GO, 5.50%, 5/1/2026	5,000	5,882

State of Illinois, Sales Tax, Junior Obligation

Rev., 5.00%, 6/15/2021	110	111

Series 2018B, Rev., 5.00%, 6/15/2021	5,000	5,058

Rev., 5.00%, 6/15/2023	990	1,074

University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,724

University of Illinois, Health Services System Rev., VRDO, LOC: Wells Fargo Bank NA, 0.02%, 3/9/2021 (c)	2,550	2,550

Village of Arlington Heights

GO, 4.00%, 12/1/2023	1,130	1,239

GO, 4.00%, 12/1/2024	1,175	1,324

GO, 4.00%, 12/1/2025	695	802

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Village of Bartlett

GO, 5.00%, 12/1/2021	980	1,015

GO, 5.00%, 12/1/2022	1,065	1,155

GO, 5.00%, 12/1/2023	1,130	1,265

Village of Bolingbrook Series 2013A, GO, Zero Coupon, 7/1/2023 (d)	10,000	5,466

Village of Flossmoor GO, 3.00%, 12/1/2021	605	617

Village of Gilberts GO, 4.00%, 12/1/2021	225	230

Village of Hoffman Estates GO, 5.00%, 12/1/2021	210	217

Village of Midlothian

Series 2019A, GO, 4.00%, 1/1/2023	190	201

Series 2019A, GO, 4.00%, 1/1/2024	120	131

Village of Villa Park

Series 2018C, GO, 4.00%, 12/15/2021	505	520

Series B, GO, 4.00%, 12/15/2021	190	195

Series B, GO, 4.00%, 12/15/2022	200	212

Series B, GO, 4.00%, 12/15/2023	205	224

Village of Villa Park, Sales Tax Series A, GO, 4.00%, 12/15/2023	125	137

Washington County Community Unit School District No.10 West Washington

GO, 4.00%, 1/15/2022	575	593

GO, 4.00%, 1/15/2023	685	726

Whiteside County Community Unit School District No. 6 Morrison Series A, GO, AGM, 4.00%, 12/1/2021	745	766

Will County Community High School District No. 210 Lincoln-Way GO, AGM, 4.00%, 1/1/2022	1,000	1,024

Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2023	125	133

Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates Series A, Rev., AGM, 4.00%, 12/1/2021	400	411

Will Grundy Etc Counties Community College District No. 525, Joliet Junior College

GO, 5.00%, 1/1/2022	5,275	5,478

GO, 5.00%, 1/1/2023	5,495	5,952

GO, 5.00%, 1/1/2024	2,600	2,923

Total Illinois		245,239

Indiana — 1.8%

City of Evansville, Sewage Works

Rev., 4.00%, 7/1/2021	2,800	2,834

Rev., 4.00%, 7/1/2026	3,710	4,310

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

City of Rockport, AEP Generating Company Project

Series A, Rev., 1.35%, 9/1/2022 (c)	2,000	2,014

Series B, Rev., 1.35%, 9/1/2022 (c)	2,250	2,266

City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	7,124

Fort Wayne Community School Building Corp.

Rev., 4.00%, 7/15/2021	250	254

Rev., 4.00%, 1/15/2022	250	258

Rev., 4.00%, 7/15/2022	125	131

Fort Wayne Community Schools

GO, 4.00%, 7/15/2021	630	639

GO, 4.00%, 1/15/2022	755	779

Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage

Series 2020B, Rev., 4.00%, 1/15/2022	150	154

Series 2020B, Rev., 4.00%, 7/15/2022	165	172

Series 2020B, Rev., 4.00%, 1/15/2023	165	174

Series 2020B, Rev., 4.00%, 7/15/2023	185	198

Series 2020B, Rev., 4.00%, 7/15/2025	215	240

Series 2020B, Rev., 4.00%, 1/15/2026	220	247

Series 2020B, Rev., 4.00%, 7/15/2026	235	265

Hammond Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2021	670	678

Indiana Finance Authority, Ascension Health Senior Credit Group

Series 2008E-4, Rev., VRDO, 0.01%, 3/9/2021 (c)	10,720	10,720

Series 2008E-5, Rev., VRDO, 0.01%, 3/9/2021 (c)	25,875	25,875

Indiana Finance Authority, Butler University Project

Rev., 3.00%, 2/1/2022	210	215

Rev., 3.00%, 2/1/2023	225	235

Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,831

Indiana Finance Authority, Indiana University Health Obligated Group Series L, Rev., (SIFMA Municipal Swap Index Yield + 0.28%), 0.31%, 7/2/2021 (b)	10,000	10,000

Indiana Finance Authority, Marian University Project

Series A, Rev., 5.00%, 9/15/2021	60	62

Series A, Rev., 5.00%, 9/15/2022	50	53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	83

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Indiana — continued

Series A, Rev., 5.00%, 9/15/2023	75	82

Series A, Rev., 5.00%, 9/15/2024	155	174

Indiana Finance Authority, Trinity Health Credit Group Series 2008D-1, Rev., VRDO, 0.02%, 3/9/2021 (c)	2,295	2,295

Indiana Health Facility Financing Authority, Ascension Health Credit Group

Series E-6, Rev., VRDO, 0.01%, 3/9/2021 (c)	3,000	3,000

Series 2001A-2, Rev., 2.00%, 2/1/2023 (c)	24,875	25,637

Series 2001A-2, Rev., 2.00%, 2/1/2023 (c) (d)	125	129

Indiana State Finance Authority, Lease Appropriation, Stadium Project Series 2008A, Rev., VRDO, 0.03%, 3/9/2021 (c)	6,620	6,620

Metropolitan School District of Southwest Allen County

Series 2019B, GO, 4.00%, 7/15/2021	100	101

Series 2019B, GO, 4.00%, 1/15/2022	100	103

Series 2019B, GO, 4.00%, 7/15/2022	590	620

Series 2019B, GO, 4.00%, 1/15/2023	520	556

Series 2019B, GO, 4.00%, 7/15/2023	485	527

Series 2019B, GO, 4.00%, 1/15/2024	575	634

Metropolitan School District Washington Township

GO, 4.00%, 7/15/2021	250	254

GO, 4.00%, 1/15/2022	590	609

North Putnam Middle School Building Corp., Property Tax, First Mortgage

Rev., 3.00%, 7/15/2021	190	192

Rev., 3.00%, 1/15/2022	250	256

Rev., 3.00%, 7/15/2022	150	155

Purdue University, Student Facilities System Series 2007C, Rev., VRDO, 0.01%, 3/9/2021 (c)	6,575	6,575

South Madison Elementary School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2021	80	81

Tippecanoe County School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 4.00%, 7/15/2021	200	203

Rev., 4.00%, 1/15/2022	365	377

Rev., 4.00%, 7/15/2022	275	289

Rev., 4.00%, 1/15/2023	300	321

Rev., 4.00%, 7/15/2023	380	412

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued

Town of Schererville, Sewage Works

Rev., 4.00%, 3/1/2021	50	50

Rev., 4.00%, 3/1/2022	75	78

Rev., 4.00%, 3/1/2023	75	80

Rev., 4.00%, 3/1/2024	110	121

Total Indiana		123,259

Iowa — 0.4%

City of Altoona

Series 2020A, COP, 4.00%, 6/1/2022	225	235

Series 2020A, COP, 4.00%, 6/1/2023	275	296

City of Coralville Series 2016E, COP, 4.00%, 6/1/2023	325	326

City of Iowa Falls, Capital Lien GO, 3.00%, 6/1/2023	230	242

City of Sac City GO, 5.00%, 6/1/2021	160	162

County of Plymouth

GO, AGM, 3.00%, 6/1/2021	565	569

GO, AGM, 3.00%, 6/1/2022	290	299

Iowa Finance Authority, Health System Rev., VRDO, 0.60%, 1/4/2024 (c) (e)	18,650	18,650

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program

Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.03%, 3/9/2021 (c)	8,500	8,500

North Polk Community School District, Services and Use Tax Series 2020B, Rev., 4.00%, 6/1/2022	450	471

State of Iowa, IJOBS Program, Special Obligation Series A, Rev., 5.00%, 6/1/2021	400	405

Total Iowa		30,155

Kansas — 0.6%

City of Manhattan, Temporary Notes GO, 1.50%, 6/15/2022	5,865	5,867

County of Reno GO, 3.00%, 3/1/2021	4,605	4,614

Johnson County Park and Recreation District

Series 2019B, COP, 3.00%, 9/1/2021	255	258

Series 2019A, COP, 5.00%, 9/1/2021	240	246

Series 2019B, COP, 3.00%, 9/1/2022	200	204

Series 2019A, COP, 5.00%, 9/1/2022	250	262

Series 2019B, COP, 3.00%, 9/1/2023	200	210

Series 2019A, COP, 5.00%, 9/1/2023	125	138

Kansas City Kansas Community College

Series 2020A, COP, 4.00%, 4/1/2021	450	451

Series 2020A, COP, 4.00%, 4/1/2022	600	624

Series 2020A, COP, 4.00%, 4/1/2023	800	857

Series 2020A, COP, 4.00%, 4/1/2024	500	551

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kansas — continued

Kansas Development Finance Authority, State of Kansas Project

Series 2020R, Rev., 5.00%, 11/1/2021	6,960	7,182

Series 2020R, Rev., 5.00%, 11/1/2024	2,255	2,610

Series 2020R, Rev., 5.00%, 11/1/2025	3,570	4,258

Series 2020R, Rev., 5.00%, 11/1/2026	3,900	4,775

Overland Park Development Corp., Overland Park Convention Center Hotel Rev., 4.00%, 3/1/2021	1,400	1,400

Sedgwick County Unified School District No. 265 Goddard

Series 2020A, GO, 3.00%, 10/1/2021	275	279

Series 2020A, GO, 3.00%, 10/1/2022	295	307

Series 2020A, GO, 3.00%, 10/1/2023	350	372

Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,134

Sedgwick County Unified School District No. 267 Renwick

Series 2019A, GO, 3.00%, 11/1/2022	100	105

Series 2019A, GO, 3.00%, 11/1/2023	100	106

Wyandotte County Unified School District No. 202 Turner

Series 2019A, GO, AGM, 2.00%, 9/1/2021	200	202

Series 2019A, GO, AGM, 3.00%, 9/1/2022	125	130

Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	423

Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	431

Total Kansas		37,996

Kentucky — 0.7%

City of Ashland, Ashland Hospital Corp. DBA King’s Daughters Medical Center

Rev., 5.00%, 2/1/2022	500	516

Rev., 5.00%, 2/1/2023	600	639

Rev., 5.00%, 2/1/2024	575	630

County of Owen, Kentucky-American Water Co. Project Rev., 0.70%, 9/1/2023 (c)	2,500	2,490

Franklin County Public Properties Corp., Justice Center Project Series A, Rev., 4.50%, 4/1/2021 (d)	40	40

Kentucky Asset Liability Commission, Federal Highway Trust Fund

Series 2020A, Rev., 5.00%, 9/1/2021	4,500	4,607

Series 2020A, Rev., 5.00%, 9/1/2022	3,250	3,478

Kentucky Housing Corp., BTT Development III Portfolio Rev., 1.40%, 6/1/2022 (c)	3,315	3,358

Kentucky Public Energy Authority, Gas Supply

Series 2018A, Rev., 4.00%, 4/1/2021	775	777

Series A, Rev., 4.00%, 4/1/2022	1,210	1,257

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued

Kentucky State Property and Buildings Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	97

Kentucky State Property and Buildings Commission, Project No. 99 Series A, Rev., 5.00%, 11/1/2021	1,540	1,546

Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project

Series 2003A, Rev., 1.85%, 4/1/2021 (c)	10,000	10,013

Series B, Rev., AMT, 2.55%, 5/3/2021 (c)	2,750	2,760

Series 2020A, Rev., 0.90%, 9/1/2026	5,000	4,940

Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2011A, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 3/9/2021 (c)	1,700	1,700

Louisville Regional Airport Authority, Airport System Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,058

Paducah Electric Plant Board

Rev., 5.00%, 10/1/2021	2,300	2,360

Rev., 5.00%, 10/1/2022	2,000	2,139

Rev., 5.00%, 10/1/2023	2,000	2,220

University of Kentucky, General Receipt Series 2014A, Rev., 5.00%, 4/1/2021	85	86

Total Kentucky		46,711

Louisiana — 2.5%

Calcasieu Parish School District No. 23, Public School Improvement

GO, 5.00%, 9/1/2023	180	200

GO, 5.00%, 9/1/2024	250	287

Calcasieu Parish School District No. 34 GO, 3.00%, 1/15/2022	520	532

City of Shreveport, Water and Sewer, Junior Lien

GO, 5.00%, 9/1/2021	145	148

Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	339

Series 2019B, Rev., AGM, 5.00%, 12/1/2024	225	260

City of Youngsville, Sales Tax Rev., 3.00%, 12/1/2021	255	260

Iberia Parishwide School District GO, 2.00%, 3/1/2021	150	150

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	85

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Louisiana — continued

Louisiana Local Government Environmental Facilities and Community Development Authority, East Ascension Consolidated Gravity Drainage District No. 1 Project Rev., 5.00%, 12/1/2025	715	855

Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Sewerage Commission Projects Rev., 5.00%, 2/1/2023 (d)	3,000	3,274

Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	1,500	1,540

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.68%, 9/1/2023 (b)	40,000	39,946

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2025 (c)	8,410	9,841

Louisiana Public Facilities Authority, Tulane University Project

Series 2020A, Rev., 5.00%, 4/1/2025	60	70

Series 2020A, Rev., 5.00%, 4/1/2026	100	121

Parish of St. Charles, Pollution Control, Shell Oil Co., Norco Project Series B, Rev., VRDO, 0.01%, 3/1/2021 (c)	150	150

Parish of St. John the Baptist, Marathon Oil Corp. Project

Subseries 2017B-1, Rev., 2.13%, 7/1/2024 (c)	18,000	18,382

Subseries 2017B-2, Rev., 2.37%, 7/1/2026 (c)	12,800	13,245

St. Martin Parish School Board GO, 3.00%, 3/1/2021	335	335

State of Louisiana Gasoline and Fuels Tax, Second Lien

Series 2017D, Rev., 0.55%, 5/1/2022 (c)	16,035	16,037

Series 2017A, Rev., 0.60%, 5/1/2023 (c)	60,000	59,913

Zachary Community School District No. 1

GO, 3.00%, 3/1/2021	200	200

GO, 3.00%, 3/1/2022	685	703

GO, 3.00%, 3/1/2023	715	751

Total Louisiana		167,539

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maine — 0.0% (g)

Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	304

Maryland — 1.5%

County of Calvert, Consolidated Public Improvement

GO, 4.00%, 7/1/2022	1,940	2,039

GO, 4.00%, 7/1/2023	2,070	2,250

GO, 4.00%, 7/1/2024	2,010	2,251

GO, 4.00%, 7/1/2025	2,245	2,583

County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 0.10%, 6/1/2021 (c)	21,000	21,000

Maryland Health and Higher Educational Facilities Authority, Anne Arundel Health System Issue Series 2009-B, Rev., VRDO, LOC: Bank of America NA, 0.03%, 3/9/2021 (c)	1,900	1,900

Maryland Health and Higher Educational Facilities Authority, John Hopkins Health System Series 2013C, Rev., 5.00%, 5/15/2023 (d)	12,255	13,521

Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program

Series 1985A, Rev., VRDO, LOC: TD Bank NA, 0.02%, 3/9/2021 (c)	5,400	5,400

Series B, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/9/2021 (c)	16,915	16,915

Maryland Stadium Authority, Construction and Revitalization Program Series 2018A, Rev., 5.00%, 5/1/2021	1,215	1,225

Maryland Stadium Authority, Sports Facilities, Football Stadium Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.02%, 3/9/2021 (c)	19,335	19,335

State of Maryland, State and Local Facilities Loan of 2017 Series 2017B, GO, 5.00%, 8/1/2025	2,825	3,380

Washington Suburban Sanitary Commission, Multi-Modal Bond Series A-2, Rev., VRDO, BAN, GTD, LIQ: TD Bank NA, 0.02%, 3/9/2021 (c)	7,500	7,500

Total Maryland		99,299

Massachusetts — 2.6%

City of Boston Series 2020D, GO, 5.00%, 3/1/2024	2,335	2,661

City of Boston, Green Bond Series 2020B, GO, 5.00%, 11/1/2025	5,790	6,983

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

City of Everett, Anticipation Notes GO, BAN, 2.00%, 2/11/2022	10,500	10,679

City of New Bedford GO, BAN, 2.00%, 4/15/2022	9,245	9,436

Commonwealth of Massachusetts Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.69%, 11/1/2025 (b)	30,000	30,009

Commonwealth of Massachusetts, Consolidated Loan

Series 2011A, GO, 5.00%, 4/1/2021 (d)	20	20

Subseries D-2, GO, 1.70%, 8/1/2022 (c)	5,500	5,605

Massachusetts Bay Transportation Authority, Mass Sales Tax Series 2018A-2, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 3/9/2021 (c)	4,155	4,155

Massachusetts Development Finance Agency, Northeastern University Issue

Series 2020A, Rev., 5.00%, 10/1/2022	3,600	3,869

Series 2020A, Rev., 5.00%, 10/1/2023	2,900	3,244

Series 2020A, Rev., 5.00%, 10/1/2024	1,580	1,832

Series 2020A, Rev., 5.00%, 10/1/2025	975	1,169

Series 2020A, Rev., 5.00%, 10/1/2026	895	1,103

Massachusetts Development Finance Agency, Partners Healthcare System Issue

Series 2017S-5, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.45%, 1/27/2022 (b)	10,000	10,007

Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.53%, 1/26/2023 (b)	1,500	1,502

Massachusetts Development Finance Agency, Suffolk University Issue

Rev., 5.00%, 7/1/2021	500	507

Rev., 5.00%, 7/1/2022	390	413

Rev., 5.00%, 7/1/2024	350	398

Massachusetts Development Finance Agency, Wellforce Issue

Series 2020C, Rev., AGM, 5.00%, 10/1/2021	120	123

Series 2020C, Rev., AGM, 5.00%, 10/1/2022	150	161

Series 2020C, Rev., AGM, 5.00%, 10/1/2023	100	111

Series 2020C, Rev., AGM, 5.00%, 10/1/2024	115	132

Series 2020C, Rev., AGM, 5.00%, 10/1/2025	175	206

Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	212

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued

Massachusetts Development Finance Agency, Western New England University Issue Rev., 5.00%, 9/1/2021	265	271

Massachusetts Port Authority

Series 2019-A, Rev., AMT, 5.00%, 7/1/2021 (d)	3,000	3,047

Series 2019-A, Rev., AMT, 5.00%, 7/1/2022 (d)	2,500	2,656

Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured

Series 2010A-1, Rev., VRDO, LOC: Citibank NA, 0.02%, 3/9/2021 (c)	14,200	14,200

Series A, Rev., 5.00%, 1/1/2023 (c)	10,000	10,846

Massachusetts Water Resources Authority Series A-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.03%, 3/9/2021 (c)	30,670	30,670

University of Massachusetts Building Authority

Rev., 5.00%, 11/1/2024 (d)	9,485	11,055

Series 2015-1, Rev., 5.00%, 11/1/2025 (d)	250	301

University of Massachusetts Building Authority, Commonwealth Guaranteed Series 2008A, Rev., VRDO, GTD, LIQ: Barclays Bank plc, 0.02%, 3/9/2021 (c)	9,760	9,760

Total Massachusetts		177,343

Michigan — 1.4%

City of Charlevoix, Building Authority, Limited Tax

Rev., 4.00%, 10/1/2021	215	219

Rev., 4.00%, 10/1/2022	175	185

Rev., 4.00%, 10/1/2023	110	120

City of Gladstone, Capital Improvement, Limited Tax

GO, AGM, 3.00%, 3/1/2021	250	250

GO, AGM, 3.00%, 3/1/2022	250	257

GO, AGM, 3.00%, 3/1/2023	260	273

GO, AGM, 3.00%, 3/1/2024	265	284

GO, AGM, 3.00%, 3/1/2025	275	299

City of Marquette, Capital Improvement GO, 4.00%, 5/1/2021	150	151

City of Marquette, Limited Tax GO, 3.00%, 5/1/2021	125	126

Detroit Downtown Development Authority, Tax Increment, Catalyst Development Project Series 2018A, Rev., AGM, 5.00%, 7/1/2021	500	508

Frankenmuth School District, School Building and Site GO, Q-SBLF, 4.00%, 5/1/2023	200	215

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	87

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — continued

Fulton School District

GO, AGM, 4.00%, 5/1/2025	215	243

GO, AGM, 4.00%, 5/1/2026	220	254

GO, AGM, 4.00%, 5/1/2027	210	246

Grand Rapids Public Schools GO, AGM, 5.00%, 11/1/2021	2,225	2,294

Grosse Pointe Public School System GO, 4.00%, 5/1/2021	240	242

Hopkins Public Schools

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2021	180	181

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2022	160	167

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2023	365	393

Huron Valley School District, Unlimited Tax

GO, Q-SBLF, 2.00%, 5/1/2022 (f)	5,000	5,101

GO, Q-SBLF, 2.00%, 5/1/2023 (f)	5,950	6,165

GO, Q-SBLF, 2.00%, 5/1/2024 (f)	5,825	6,109

GO, Q-SBLF, 2.00%, 5/1/2025 (f)	2,050	2,167

Jackson Public Schools, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2023	605	653

GO, Q-SBLF, 4.00%, 5/1/2024	690	767

Kalamazoo Public Schools, School Building and Site GO, 4.00%, 5/1/2021	775	780

Kelloggsville Public Schools, School Building and Site

GO, AGM, 4.00%, 5/1/2021	360	362

GO, AGM, 4.00%, 5/1/2022	380	396

Kent Hospital Finance Authority, Spectrum Health System Series 2008B-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.03%, 3/9/2021 (c)	34,040	34,040

Lakeview School District, School Building and Site Series B, GO, VRDO, LOC: TD Bank NA, 0.03%, 3/9/2021 (c)	8,815	8,815

Leland Public School District

GO, AGM, 4.00%, 5/1/2022	510	531

GO, AGM, 4.00%, 5/1/2023	785	842

Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (c)	4,165	4,369

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	1,000	1,106

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Michigan State Housing Development Authority, Single Family Mortgage Series D, Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 0.09%, 3/9/2021 (c)	7,395	7,395

Michigan Strategic Fund, Holland Home Obligated Group

Rev., 4.00%, 11/15/2021	180	182

Rev., 4.00%, 11/15/2022	180	186

Rev., 4.00%, 11/15/2023	190	200

South Haven Township and Casco Township, Water and Sewage Treatment Authority, Limited Tax

Rev., 4.00%, 5/1/2021	280	282

Rev., 4.00%, 5/1/2022	285	297

Rev., 4.00%, 5/1/2023	480	516

Rev., 4.00%, 5/1/2024	720	796

Waterford School District, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2021	265	267

GO, Q-SBLF, 4.00%, 5/1/2022	650	678

GO, Q-SBLF, 4.00%, 5/1/2023	1,340	1,443

GO, Q-SBLF, 4.00%, 5/1/2024	1,360	1,506

Wayne-Westland Community Schools, Building and Site Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2021	200	201

GO, Q-SBLF, 4.00%, 11/1/2021	785	804

GO, Q-SBLF, 4.00%, 5/1/2022	160	167

GO, Q-SBLF, 5.00%, 11/1/2022	290	312

Total Michigan		94,342

Minnesota — 0.3%

City of Glencoe Series 2018-A, GO, 3.00%, 8/1/2021	80	81

City of Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Series 2007C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.03%, 3/9/2021 (c)	6,460	6,460

City of St. Paul Minnesota, Housing and Redevelopment Authority, Alliana Health System Series 2009C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.03%, 3/9/2021 (c)	10,280	10,280

City of Wayzata, Folkestone Senior Living Community

Rev., 3.00%, 8/1/2022	200	200

Rev., 3.00%, 8/1/2023	100	100

Rev., 3.00%, 8/1/2024	100	100

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Minnesota — continued

Duluth Housing and Redevelopment Authority, Public Schools Academy Project

Series 2018-A, Rev., 3.38%, 11/1/2021	330	334

Series 2018-A, Rev., 3.63%, 11/1/2022	345	356

Series 2018-A, Rev., 3.88%, 11/1/2023	325	343

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2022	160	166

Series 2019C, COP, 5.00%, 2/1/2022	135	140

Series 2019B, COP, 5.00%, 2/1/2023	185	200

Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.

Rev., 3.00%, 12/1/2021	75	76

Rev., 3.00%, 12/1/2022	100	102

Rev., 3.00%, 12/1/2023	100	104

State of Minnesota, Trunk Highway Series B, GO, 5.00%, 8/1/2021	1,765	1,801

Total Minnesota		20,843

Mississippi — 0.3%

City of Tupelo

GO, 4.00%, 12/1/2021	125	128

GO, 4.00%, 12/1/2022	245	261

GO, 4.00%, 12/1/2023	315	346

County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 0.01%, 3/1/2021 (c)	5,000	5,000

County of Warren, Gulf Opportunity Zone, International Paper Co. Project

Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,750	1,786

Series 2020C, Rev., 1.37%, 6/16/2025 (c)	1,500	1,530

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project Series 2010 H, Rev., VRDO, 0.01%, 3/1/2021 (c)	11,335	11,335

Mississippi Development Bank, Rankin County Bond Project Rev., 3.00%, 3/1/2022	100	103

Mississippi Development Bank, Special Obligation, Biloxi Project

Rev., 3.00%, 3/1/2021	130	130

Rev., 3.00%, 3/1/2022	175	180

Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project

Series B, Rev., 5.00%, 1/1/2022	320	332

Series B, Rev., 5.00%, 1/1/2023	370	401

Series B, Rev., 5.00%, 1/1/2024	370	414

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued

State of Mississippi, Capital Improvements Project Series 2011A, GO, 5.00%, 10/1/2021 (d)	25	26

State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2021	700	716

Total Mississippi		22,688

Missouri — 1.1%

Belton School District No. 124, Belton School District Project COP, AGM, 4.00%, 1/15/2022 (d)	100	103

Blue Eye R-V School District COP, 4.00%, 4/1/2021	75	75

City of Kansas City, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.03%, 3/9/2021 (c)	4,490	4,490

City of St. Louis, St. Louis Lambert International Airport Series B, Rev., AMT, AGM, 5.00%, 7/1/2021	1,305	1,325

City of St. Peters

COP, 4.00%, 5/1/2021	530	533

COP, 4.00%, 5/1/2022	605	631

COP, 4.00%, 5/1/2023	625	673

COP, 4.00%, 5/1/2024	650	720

COP, 4.00%, 5/1/2025	425	482

County of Greene, Special Obligation

Rev., 4.00%, 12/1/2021	205	211

Rev., 4.00%, 12/1/2022	260	277

Rev., 4.00%, 12/1/2023	520	569

Rev., 4.00%, 12/1/2024	540	605

County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,275

County of St. Louis, Special Obligation

Series 2021B, Rev., 5.00%, 12/1/2024	3,595	4,196

Series 2021B, Rev., 5.00%, 12/1/2025	1,885	2,271

Series 2021B, Rev., 5.00%, 12/1/2026	3,955	4,900

Greene County Reorganized School District No. R-8

Series 2019B, GO, 3.00%, 3/1/2022	500	514

Series 2019B, GO, 3.00%, 3/1/2023	595	626

Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ: BJC Health System, 0.02%, 3/9/2021 (c)	39,475	39,475

Missouri Western State University, Auxiliary System Rev., 2.80%, 10/1/2022	50	50

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	89

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Missouri — continued

Nixa Public Schools

Series 2019B, GO, 4.00%, 3/1/2021	100	100

Series 2019B, GO, 4.00%, 3/1/2022	175	181

Series 2019B, GO, 5.00%, 3/1/2023	200	218

St. Louis County Special School District

COP, 4.00%, 4/1/2021	355	356

COP, 4.00%, 4/1/2022	395	411

COP, 4.00%, 4/1/2023	410	440

COP, 4.00%, 4/1/2024	605	668

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 0.20%, 3/9/2021 (c) (e)	8,200	8,200

Village of Country Club COP, AGM, 3.00%, 4/1/2021	165	166

Total Missouri		77,741

Montana — 0.0% (g)

Montana State Board of Regents, Montana State University Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%), 0.48%, 9/1/2023 (b)	3,130	3,146

Nebraska — 0.1%

City of Omaha, Special Tax Series A, Rev., 5.00%, 1/15/2022	125	130

County of Saunders

GO, 1.00%, 11/1/2021	100	101

GO, 2.00%, 11/1/2022	300	309

GO, 3.00%, 11/1/2023	325	346

GO, 3.00%, 11/1/2024	415	450

County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (c)	6,800	6,823

Total Nebraska		8,159

Nevada — 0.8%

City of Carson, Carson Tahoe Regional Healthcare Project Rev., 5.00%, 9/1/2027	610	749

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (e)	795	802

Clark County School District, Limited Tax Series C, GO, 5.00%, 6/15/2023	2,000	2,207

County of Clark, Department of Aviation, Nevada Airport System, Junior Subordinate Lien Series A, Rev., 5.00%, 7/1/2021	18,500	18,791

County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series D-3, Rev., VRDO, LOC: Bank of America NA, 0.03%, 3/9/2021 (c)	4,435	4,435

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued

County of Humboldt, Sierra Pacific Power Company Project Series 2016B, Rev., 1.85%, 4/15/2022 (c)	4,550	4,623

County of Washoe, Water Facilities Bonds, Sierra Pacific Power Company Project

Rev., AMT, 0.62%, 4/15/2022 (c)	4,000	4,005

Series 2016G, Rev., 1.85%, 4/15/2022 (c)	5,000	5,080

Las Vegas Valley Water District Series 2011C, GO, 5.00%, 6/1/2021	235	238

State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Rev., AMT, 0.50%, 7/1/2021 (c) (e)	10,000	10,002

Total Nevada		50,932

New Hampshire — 0.3%

New Hampshire Health and Education Facilities Authority, University System

Series 2005B-1, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 3/1/2021 (c)	10,730	10,730

Series 2011B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 3/1/2021 (c)	6,410	6,410

Total New Hampshire		17,140

New Jersey — 3.4%

Borough of Paramus

GO, TAN, 2.00%, 4/30/2021	20,000	20,057

GO, BAN, 2.00%, 10/15/2021	7,510	7,587

Borough of Stone Harbor GO, BAN, 1.25%, 10/29/2021	16,255	16,349

Burlington County Bridge Commission, Governmental Leasing Program Series 2020C-1 & C-2, Rev., 2.00%, 11/11/2021	20,000	20,255

City of Newark

Series 2020A, GO, 5.00%, 10/1/2021	110	113

Series 2020B, GO, 5.00%, 10/1/2021	250	256

Series 2020A, GO, 5.00%, 10/1/2022	750	797

Series 2020B, GO, 5.00%, 10/1/2022	500	532

Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000	1,108

Series 2020B, GO, AGM, 5.00%, 10/1/2023	525	582

Series 2020A, GO, AGM, 5.00%, 10/1/2024	1,000	1,145

Series 2020B, GO, AGM, 5.00%, 10/1/2024	650	744

Series 2020A, GO, AGM, 5.00%, 10/1/2025	850	1,001

Series 2020B, GO, AGM, 5.00%, 10/1/2025	595	701

Series 2020A, GO, AGM, 5.00%, 10/1/2026	750	905

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — continued

Cumberland County Improvement Authority (The), Vineland Public Safety Building Project Rev., 5.00%, 12/15/2021	340	353

East Brunswick Township Board of Education, School Energy Savings

GO, 5.00%, 8/1/2021	55	56

GO, 5.00%, 8/1/2022	110	118

Jersey City Municipal Utilities Authority, Water Project Notes Rev., 3.00%, 7/1/2022	16,000	16,549

Monmouth County Improvement Authority (The), Governmental Pooled Loan Project Series 2020A, Rev., GTD, 2.00%, 7/12/2021	6,900	6,946

New Brunswick Parking Authority, Tax-Exempt

Series 2020B, Rev., GTD, 5.00%, 9/1/2021	70	72

Series 2020B, Rev., GTD, 5.00%, 9/1/2022	350	373

Series 2020B, Rev., GTD, 5.00%, 9/1/2023	335	370

Series 2020B, Rev., GTD, 5.00%, 9/1/2024	425	487

Series 2020B, Rev., GTD, 5.00%, 9/1/2025	425	501

Series 2020A, Rev., GTD, 5.00%, 9/1/2026	500	606

New Jersey Economic Development Authority, School Facilities Construction

Series XX, Rev., 5.00%, 6/15/2021	5,000	5,067

Rev., 5.00%, 6/15/2022	100	106

Rev., 5.00%, 6/15/2023	110	121

Rev., 5.00%, 6/15/2024	300	340

Rev., 5.00%, 6/15/2025	550	640

Rev., 5.00%, 6/15/2026	555	661

New Jersey Educational Facilities Authority, The William Paterson University Series C, Rev., 5.00%, 7/1/2021	150	152

New Jersey Health Care Facilities Financing Authority, Valley Health System Series 2009D, Rev., VRDO, LOC: TD Bank NA, 0.01%, 3/9/2021 (c)	15,900	15,900

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A, Rev., 5.00%, 6/15/2021	6,000	6,082

New Jersey Turnpike Authority Series D, Rev., 5.00%, 1/1/2028	7,000	8,447

Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	431

Passaic County Utilities Authority, Solid Waste Disposal Rev., GTD, 4.38%, 3/1/2021	255	255

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued

Passaic Valley Sewerage Commissioners, Sewer System

Series J, Rev., AGM, 3.00%, 12/1/2025	1,825	1,998

Series J, Rev., AGM, 3.00%, 12/1/2026	6,285	6,961

State of New Jersey, COVID-19 Emergency Bonds

GO, 4.00%, 6/1/2023	21,380	23,059

GO, 5.00%, 6/1/2024	26,250	29,942

GO, 5.00%, 6/1/2025	12,670	14,911

Township of Maplewood, General Improvement GO, 4.00%, 8/15/2021	25	25

Township of West Milford GO, BAN, 1.25%, 9/17/2021	18,738	18,836

Total New Jersey		232,497

New Mexico — 0.2%

City of Rio Rancho, Water and Wastewater System

Rev., 5.00%, 5/15/2021	720	727

Rev., 5.00%, 5/15/2022	1,250	1,322

City of Santa Fe, El Castillo Retirement Residences Project Series 2019B-2, Rev., 2.25%, 5/15/2024	600	598

County of Sandoval

GO, 5.00%, 8/1/2021	535	546

GO, 5.00%, 8/1/2022	560	597

New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group—La Vida Llena Expansion Project

Series C, Rev., 2.25%, 7/1/2023	1,525	1,525

Series C, Rev., 2.38%, 7/1/2024	1,525	1,526

University of New Mexico, Gallup Branch Community College District GO, 2.00%, 10/15/2022	1,500	1,502

University of New Mexico, Subordinate Lien Series 2002B, Rev., VRDO, LIQ: U.S. Bank NA, 0.03%, 3/9/2021 (c)	2,765	2,765

Total New Mexico		11,108

New York — 28.6%

Amityville Union Free School District

GO, TAN, 1.25%, 6/18/2021	17,500	17,549

Series 2020B, GO, BAN, 1.25%, 6/18/2021	12,987	13,023

GO, BAN, 4.00%, 6/18/2021	275	278

Ardsley Union Free School District GO, BAN, 1.25%, 2/11/2022	2,694	2,720

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	91

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Battery Park City Authority

Series 2019D-1, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/9/2021 (c)	14,855	14,855

Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/9/2021 (c)	9,935	9,935

Bay Shore Union Free School District GO, TAN, 1.25%, 6/25/2021	40,000	40,123

Broome County Local Development Corp., United Health Services Hospitals, Inc., Project

Rev., AGM, 5.00%, 4/1/2024	500	568

Rev., AGM, 5.00%, 4/1/2025	500	586

Rev., AGM, 5.00%, 4/1/2026	500	603

Cazenovia Central School District GO, BAN, 1.25%, 7/16/2021	13,000	13,042

Central Islip Union Free School District GO, TAN, 1.25%, 6/25/2021	24,000	24,076

Central Square Central School District GO, BAN, 1.25%, 11/19/2021	11,995	12,079

Cheektowaga Central School District GO, BAN, 1.25%, 11/19/2021	15,400	15,505

Chittenango Central School District Series 2020A, GO, BAN, 1.25%, 6/25/2021	13,400	13,436

City of Jamestown, Public Improvement

GO, 5.00%, 6/1/2021	475	480

GO, 5.00%, 6/1/2022	500	529

GO, 5.00%, 6/1/2023	525	577

GO, 5.00%, 6/1/2024	545	620

City of New York

Subseries G-4, GO, VRDO, LIQ: Barclays Bank plc, 0.02%, 3/9/2021 (c)	20,000	20,000

Subseries B-3, GO, VRDO, LOC: TD Bank NA, 0.03%, 3/9/2021 (c)	10,520	10,520

City of New York, Fiscal Year 2012 Series A, Subseries A-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.02%, 3/9/2021 (c)	2,300	2,300

City of New York, Fiscal Year 2014 Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.03%, 3/1/2021 (c)	6,100	6,100

City of New York, Fiscal Year 2015

Subseries F-5, GO, VRDO, LIQ: Barclays Bank plc, 0.01%, 3/1/2021 (c)	8,425	8,425

Series F, Subseries F-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.03%, 3/9/2021 (c)	23,455	23,455

City of New York, Fiscal Year 2020 Series 2020-1, GO, 5.00%, 8/1/2026	1,300	1,587

City of New York, Fiscal Year 2021 Series A, Subseries A-1, GO, 5.00%, 8/1/2024	15,000	17,277

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

City of Rochester

Series I, GO, BAN, 2.50%, 3/4/2021	26,095	26,100

Series 2021-I, GO, BAN, 1.50%, 3/3/2022	41,355	41,871

City of Yonkers GO, RAN, 2.00%, 6/30/2021	45,000	45,233

Cold Spring Harbor Central School District GO, TAN, 1.25%, 6/25/2021	9,000	9,029

Commack Union Free School District GO, TAN, 1.25%, 6/25/2021	36,000	36,113

Connetquot Central School District of Islip GO, TAN, 1.25%, 6/25/2021	24,500	24,577

Copenhagen Central School District GO, BAN, 2.00%, 7/9/2021	5,700	5,731

County of Cattaraugus, Public Improvement Bonds GO, 2.00%, 5/15/2021	100	100

County of Erie GO, RAN, 3.00%, 6/24/2021	5,000	5,041

County of Suffolk, Longwood Central School District

GO, 5.00%, 6/15/2021	300	304

GO, TAN, 2.00%, 6/25/2021	11,000	11,061

County of Sullivan GO, TAN, 2.00%, 5/28/2021	9,500	9,536

East Islip Union Free School District

GO, TAN, 1.25%, 6/29/2021	19,000	19,060

Series 2020A, GO, BAN, 1.25%, 6/29/2021	7,487	7,509

Series 2020B, GO, BAN, 1.25%, 7/1/2021	12,860	12,901

Elwood Union Free School District GO, TAN, 1.25%, 6/25/2021	14,000	14,040

Floral Park-Bellerose Union Free School District

GO, 5.00%, 12/1/2021	450	466

GO, 5.00%, 12/1/2022	475	515

GO, 5.00%, 12/1/2023	495	559

GO, 5.00%, 12/1/2024	525	615

GO, 5.00%, 12/1/2025	550	666

Forestville Central School District Series 2020B, GO, BAN, 2.00%, 6/17/2021	3,061	3,075

Franklinville Central School District GO, BAN, 1.25%, 7/23/2021	5,100	5,116

Frewsburg Central School District GO, BAN, 1.25%, 7/13/2021	6,177	6,194

Guilderland Central School District Series 2020C, GO, BAN, 1.25%, 7/30/2021	17,500	17,566

Hampton Bays Union Free School District GO, TAN, 2.00%, 6/24/2021	11,000	11,059

Hauppauge Union Free School District GO, TAN, 1.25%, 6/25/2021	32,000	32,099

Hempstead Town Local Development Corp., Adelphi University Project

Rev., 4.00%, 2/1/2022	50	52

Rev., 4.00%, 2/1/2023	100	106

Rev., 4.00%, 2/1/2024	200	217

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Hempstead Union Free School District

GO, RAN, 1.50%, 6/30/2021	39,000	39,161

GO, BAN, 1.50%, 7/14/2021	25,900	26,018

Horseheads Central School District GO, BAN, 1.00%, 6/24/2021	61,695	61,828

Kinderhook Central School District GO, BAN, 1.25%, 7/23/2021	14,500	14,549

Long Island Power Authority, Electric System

Rev., 1.00%, 9/1/2025	25,000	25,244

Series 2020A, Rev., 5.00%, 9/1/2026	680	838

Maine-Endwell Central School District GO, RAN, 1.25%, 7/28/2021	8,000	8,032

Manchester-Shortsville Central School District GO, BAN, 1.25%, 6/29/2021	9,925	9,951

Marcellus Central School District GO, BAN, 2.00%, 7/16/2021	8,000	8,047

Mattituck-Cutchogue Union Free School District GO, TAN, 2.00%, 6/25/2021	8,500	8,546

Metropolitan Transportation Authority, Dedicated Tax Fund Series 2019A, Rev., BAN, 5.00%, 3/1/2022	20,500	21,446

Middleburgh Central School District GO, BAN, 1.25%, 7/16/2021	10,620	10,652

Morrisville-Eaton Central School District Series 2020B, GO, BAN, 1.50%, 6/25/2021	8,508	8,541

Mount Vernon City School District

GO, 5.00%, 12/1/2021	885	915

GO, 5.00%, 12/1/2022	1,965	2,121

New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development Series 2011B, Rev., VRDO, 0.03%, 3/9/2021 (c)	2,570	2,570

New York City Industrial Development Agency, Queens Baseball Stadium Project

Rev., AGM, 5.00%, 1/1/2024	1,000	1,127

Rev., AGM, 5.00%, 1/1/2025	1,000	1,165

Rev., AGM, 5.00%, 1/1/2026	1,000	1,199

Rev., AGM, 5.00%, 1/1/2027	1,000	1,229

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series 21-A, Rev., 5.00%, 11/1/2021	46,070	47,555

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Subseries 2011A-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 3/1/2021 (c)	13,300	13,300

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries B-3, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 3/1/2021 (c)	8,985	8,985

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Series 1999A-1, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 3/9/2021 (c)	30,300	30,300

New York City Water and Sewer System, Fiscal Year 2003

Subseries F1B, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 3/9/2021 (c)	150	150

Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 0.04%, 3/9/2021 (c)	17,230	17,230

New York City Water and Sewer System, Second General Resolution Series BB-1A, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 3/1/2021 (c)	14,600	14,600

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2008 Subseries BB-1, Rev., VRDO, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.02%, 3/9/2021 (c)	11,390	11,390

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ: Barclays Bank plc, 0.02%, 3/9/2021 (c)	55,090	55,090

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/1/2021 (c)	11,200	11,200

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2013

Subseries AA-2, Rev., VRDO, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.02%, 3/9/2021 (c)	17,485	17,485

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.03%, 3/1/2021 (c)	23,600	23,600

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015

Subseries BB-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 3/1/2021 (c)	18,865	18,865

Series 2015BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.03%, 3/9/2021 (c)	5,680	5,680

New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series 2008D, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/9/2021 (c)	9,275	9,275

New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	1,015

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	93

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York State Dormitory Authority, School Districts Financing Program Series 2019A, Rev., 5.00%, 10/1/2022	7,490	8,018

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020B, Rev., RAN, 5.00%, 3/31/2021	83,695	84,037

New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025	400	471

New York State Housing Finance Agency Series 2009A, Rev., VRDO, LOC: FNMA, 0.02%, 3/9/2021 (c)	55,255	55,255

New York State Housing Finance Agency, 330 West 39th Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.05%, 3/9/2021 (c)	46,100	46,100

New York State Housing Finance Agency, 8 East 102nd Street Housing Series 2010A, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/9/2021 (c)	40,445	40,445

New York State Housing Finance Agency, Service Contract Series 2003A-1, Rev., VRDO, LOC: Bank of America NA, 0.04%, 3/9/2021 (c)	120	120

New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	14,650	15,121

New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt

Rev., 5.00%, 12/1/2021	1,000	1,034

Rev., 5.00%, 12/1/2022	750	809

Rev., 5.00%, 12/1/2023	800	892

Rev., 5.00%, 12/1/2024	800	917

Rev., 5.00%, 12/1/2025	500	587

Rev., 5.00%, 12/1/2026	750	902

Niagara Falls City School District Series 2020B, GO, BAN, 1.25%, 7/9/2021	29,000	29,088

Niagara Frontier Transportation Authority, Buffalo Niagara International Airport

Series 2019A, Rev., AMT, 5.00%, 4/1/2021	1,540	1,545

Series 2019A, Rev., AMT, 5.00%, 4/1/2022	845	885

Niagara-Wheatfield Central School District GO, BAN, 2.00%, 6/29/2021	10,000	10,056

North Babylon Union Free School District GO, TAN, 1.25%, 6/24/2021	14,700	14,743

North Collins Central School District GO, BAN, 2.00%, 6/25/2021	7,880	7,914

North Shore Central School District GO, TAN, 1.25%, 6/24/2021	9,000	9,028

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Palmyra Macedon Central School District GO, BAN, 1.25%, 7/20/2021	12,500	12,541

Patchogue-Medford Union Free School District GO, TAN, 3.00%, 6/25/2021	5,000	5,043

Penfield Central School District GO, BAN, 1.25%, 6/29/2021	9,000	9,029

Penn Yan Central School District Series 2020B, GO, BAN, 1.25%, 7/16/2021	13,183	13,223

Plattsburgh City School District GO, BAN, 1.25%, 7/30/2021	5,500	5,520

Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	10,000	11,140

Putnam Valley Central School District Series 2020B, GO, BAN, 1.25%, 7/16/2021	14,185	14,234

Rhinebeck Central School District GO, BAN, 1.25%, 6/25/2021	12,152	12,178

Rondout Valley Central School District Accord GO, BAN, 2.00%, 6/30/2021	12,000	12,065

Roosevelt Union Free School District GO, TAN, 1.00%, 6/25/2021	4,000	4,007

Sachem Central School District GO, TAN, 1.25%, 6/24/2021	50,000	50,160

Schenectady City School District GO, BAN, 1.25%, 10/22/2021	31,755	31,971

Scotia-Glenville Central School District GO, BAN, 1.25%, 6/30/2021	14,000	14,040

Seaford Union Free School District GO, TAN, 1.25%, 6/24/2021	5,000	5,015

Silver Creek Central School District GO, BAN, 1.25%, 6/30/2021	14,825	14,866

South Jefferson Central School District GO, BAN, 2.00%, 6/30/2021	8,530	8,578

Town of Oyster Bay Series 2020A, GO, BAN, 2.00%, 3/12/2021	80,695	80,738

Town of Oyster Bay, Public Improvement

GO, 2.00%, 11/1/2021	415	419

GO, 4.00%, 11/1/2022	410	433

GO, 4.00%, 11/1/2023	1,000	1,093

GO, 4.00%, 11/1/2024	950	1,066

GO, 4.00%, 11/1/2025	495	569

Town of Oyster Bay, Water District Notes Series B, GO, 2.00%, 3/12/2021	49,190	49,215

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2005A, Rev., VRDO, LOC: Barclays Bank plc, 0.02%, 3/9/2021 (c)	21,445	21,445

Unadilla Valley Central School District GO, BAN, 2.00%, 7/9/2021	8,700	8,749

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Watertown Enlarged City School District GO, BAN, 1.50%, 6/29/2021	10,598	10,638

Webster Central School District GO, BAN, 1.00%, 6/30/2021	23,539	23,589

Wheatland Chili Central School District GO, BAN, 1.25%, 6/23/2021	9,080	9,095

Williamson Central School District GO, BAN, 1.25%, 7/16/2021	10,097	10,127

Wyandanch Union Free School District GO, TAN, 1.25%, 6/25/2021	15,000	15,036

Yorkshire-Pioneer Central School District GO, BAN, 1.25%, 6/29/2021	9,303	9,327

Total New York		1,948,774

North Carolina — 4.1%

Buncombe County Metropolitan Sewerage District Series A, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 3/9/2021 (c)	21,840	21,840

City of Charlotte, 2003 Governmental Facilities Projects Series 2013G, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 3/9/2021 (c)	51,905	51,905

City of Charlotte, Water and Sewer System Series B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 3/9/2021 (c)	27,135	27,135

City of Raleigh Series 2016A, Rev., VRDO, LIQ: PNC Bank NA, 0.06%, 3/9/2021 (c)	8,895	8,895

City of Raleigh, Downtown Improvement Project

Series 2004A, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.03%, 3/9/2021 (c)	47,010	47,010

Series 2005-B-1, COP, VRDO, LIQ: PNC Bank NA, 0.06%, 3/9/2021 (c)	23,300	23,300

Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project

Series 2019A, Rev., 2.00%, 10/1/2024 (c)	825	860

Series 2019B, Rev., 2.00%, 10/1/2024 (c)	825	860

Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,780	1,816

County of Buncombe Series 2014A, Rev., 5.00%, 6/1/2021	20	20

County of Harnett

Rev., 3.00%, 12/1/2021	2,015	2,057

Rev., 4.00%, 12/1/2022	1,700	1,812

Rev., 4.00%, 12/1/2023	1,650	1,815

Rev., 4.00%, 12/1/2024	1,000	1,129

Rev., 5.00%, 12/1/2025	1,000	1,202

North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	2,840	3,429

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued

North Carolina Medical Care Commission, Moses Cone Health System Series 2001A, Rev., VRDO, LIQ: BMO Harris Bank NA, 0.03%, 3/9/2021 (c)	26,170	26,170

North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	39,700	44,805

State of North Carolina, Build NC Programs, Limited Obligation

Series 2020B, Rev., 5.00%, 5/1/2021	5,125	5,166

Series 2020B, Rev., 5.00%, 5/1/2022	7,000	7,397

University of North Carolina, Hospital at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.48%, 11/9/2022 (b)	3,750	3,759

Total North Carolina		282,382

North Dakota — 0.1%

County of Burleigh, St. Alexius Medical Center Project Series 2014A, Rev., 5.00%, 7/1/2021 (d)	3,895	3,952

Ohio — 3.4%

Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	125	129

American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (c)	10,000	10,066

City of Akron, Various Purpose

GO, 2.00%, 12/1/2022	565	580

GO, 2.00%, 12/1/2023	485	504

City of Centerville, Graceworks Lutheran Services Rev., 5.00%, 11/1/2021	285	289

City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements Series 2018A, Rev., 5.00%, 10/1/2022	265	285

City of Elyria, Limited Tax

Series 2019-2, GO, 4.00%, 12/1/2021	1,010	1,038

Series 2019-2, GO, 4.00%, 12/1/2022	935	996

City of Lorain, Limited Tax

Series 2020A, GO, 4.00%, 12/1/2021	220	226

Series 2020A, GO, 4.00%, 12/1/2022	280	296

Series 2020A, GO, 4.00%, 12/1/2023	300	327

Series 2020A, GO, 4.00%, 12/1/2024	250	279

City of Toledo, Capital Improvement

GO, AGM, 5.00%, 12/1/2021	1,275	1,320

GO, AGM, 5.00%, 12/1/2022	1,305	1,411

City of Whitehall Rev., 1.00%, 12/8/2021	3,810	3,828

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	95

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

County of Allen, Hospital Facilities, Catholic Health Partners Series 2012B, Rev., VRDO, 0.05%, 3/9/2021 (c)	50,865	50,865

County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (c)	2,000	2,106

County of Franklin, Hospital Facilities Series 2009A, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 3/9/2021 (c)	38,030	38,030

County of Ross, Adena Health System Obligated Group Project

Rev., 5.00%, 12/1/2021	335	346

Rev., 5.00%, 12/1/2022	355	383

Rev., 5.00%, 12/1/2023	490	547

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2016A, Rev., 5.00%, 7/1/2021	50	51

Euclid City School District

COP, 4.00%, 12/1/2023	70	77

COP, 4.00%, 12/1/2024	70	78

Franklin County, Hospital Facilities, OhioHealth Corp.

Series 2011C, Rev., VRDO, 0.02%, 3/9/2021 (c)	200	200

Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 0.46%, 11/15/2021 (b)	5,000	5,001

Lancaster Port Authority, Gas Supply Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2025 (c)	5,000	5,791

Ohio Housing Finance Agency, Carnegie Tower Project Rev., FHA, 0.35%, 10/1/2022 (c)	10,200	10,220

Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2016A, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/9/2021 (c)	73,645	73,645

State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2020B, Rev., VRDO, 0.02%, 3/9/2021 (c)	12,000	12,000

State of Ohio, Infrastructure Improvement Series A, GO, VRDO, LOC: TD Bank NA, 0.03%, 3/9/2021 (c)	1,985	1,985

State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 0.17%, 3/9/2021 (c)	8,250	8,250

Village of Obetz, Various Purpose Rev., 5.00%, 12/1/2021	125	129

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

Zanesville City School District, Unlimited Tax GO, 4.00%, 12/1/2021	595	611

Total Ohio		231,889

Oklahoma — 0.3%

Bryan County School Finance Authority, Durant Public Schools Project

Rev., 4.00%, 12/1/2021	140	144

Rev., 4.00%, 12/1/2022	190	202

Rev., 4.00%, 12/1/2023	155	169

Rev., 4.00%, 12/1/2024	165	185

City of Moore GO, 1.25%, 4/1/2022	1,550	1,566

Cleveland County Educational Facilities Authority, Lexington Public Schools Project

Rev., 4.00%, 9/1/2021	150	153

Rev., 4.00%, 9/1/2022	125	131

Rev., 4.00%, 9/1/2023	270	291

Custer County Economic Development Authority, Thomas Fay Public Schools

Rev., 4.00%, 12/1/2021	410	421

Rev., 4.00%, 12/1/2023	450	489

Elk City Industrial Authority Rev., 2.00%, 5/1/2023	140	144

Ellis County Educational Facilities Authority, Fargo-Gage Public Schools Project

Rev., 3.00%, 3/1/2022	725	744

Rev., 3.00%, 3/1/2023	730	766

Garvin County Educational Facilities Authority, Pernell Public Schools Project

Rev., 4.00%, 9/1/2021	125	127

Rev., 4.00%, 9/1/2022	135	142

Rev., 4.00%, 9/1/2023	110	119

Rev., 4.00%, 9/1/2024	160	178

Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project

Rev., 4.00%, 9/1/2021	250	255

Rev., 4.00%, 9/1/2022	200	211

Rev., 4.00%, 9/1/2023	300	325

Rev., 4.00%, 9/1/2024	245	272

Kingfisher County Educational Facilities Authority, Lomega Public Schools Project

Rev., 3.00%, 3/1/2022	165	170

Rev., 3.00%, 3/1/2023	385	404

Rev., 3.00%, 3/1/2024	270	289

Muskogee Industrial Trust, Muskogee Public Schools Project Rev., 5.00%, 9/1/2023	900	992

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Oklahoma — continued

Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	4,885	4,892

Oklahoma Housing Finance Agency, Central Oklahoma Portfolio Rev., 0.28%, 8/1/2022 (c)	2,500	2,503

Tulsa County Industrial Authority, Sand Springs Public Schools Project

Rev., 5.00%, 9/1/2021	325	333

Rev., 2.00%, 9/1/2022	125	128

Rev., 4.00%, 9/1/2023	175	188

Rev., 4.00%, 9/1/2024	435	479

Wagoner County School Development Authority, Wagoner Public Schools Project

Rev., 4.00%, 9/1/2021	225	229

Rev., 4.00%, 9/1/2023	525	565

Total Oklahoma		18,206

Oregon — 0.2%

County of Washington GO, 5.00%, 6/1/2021	1,875	1,897

County of Yamhill, Linfield University Project

Rev., 4.00%, 10/1/2021	165	168

Rev., 4.00%, 10/1/2022	250	260

Rev., 4.00%, 10/1/2023	435	465

Rev., 4.00%, 10/1/2024	425	463

Oregon State Facilities Authority, Linfield College Project Series 2015A, Rev., 5.00%, 10/1/2025 (d)	1,000	1,187

Salem-Keizer School District No. 24J

GO, 4.00%, 6/15/2021	175	177

GO, 5.00%, 6/15/2021	500	507

State of Oregon, Housing and Community Services Department Sha Rad Group II Apartment Projects Rev., 1.45%, 6/1/2022 (c)	3,350	3,404

State of Oregon, Variable Rate Veterans Welfare Bonds Series 2015P, GO, VRDO, LIQ: U.S. Bank NA, 0.03%, 3/9/2021 (c)	3,500	3,500

Total Oregon		12,028

Pennsylvania — 6.2%

Allegheny County Sanitary Authority, Sewer

Series 2020B, Rev., 3.00%, 6/1/2022	250	258

Series 2020A, Rev., 4.00%, 6/1/2024	300	334

Series 2020A, Rev., 4.00%, 6/1/2025	150	171

Series 2020B, Rev., 4.00%, 6/1/2025	210	239

Series 2020A, Rev., 5.00%, 6/1/2026	425	517

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Allentown City School District, Limited Tax GO, TRAN, 2.38%, 3/31/2021	3,150	3,150

Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (e)	200	214

Ambridge Borough Water Authority

Rev., 4.00%, 11/15/2021	160	164

Rev., 4.00%, 11/15/2022	175	186

Rev., 4.00%, 11/15/2023	175	191

Apollo-Ridge School District

Series 2019A, GO, 2.00%, 9/1/2022	375	385

Series 2019A, GO, 4.00%, 9/1/2023	385	417

Series 2019A, GO, 4.00%, 9/1/2024	450	499

Armstrong School District

Series A, GO, 3.00%, 3/15/2021	230	230

Series B, GO, 3.00%, 3/15/2021	105	105

Series A, GO, 3.00%, 3/15/2022	235	241

Series B, GO, 3.00%, 3/15/2022	300	308

Series A, GO, 3.00%, 3/15/2023	240	252

Series B, GO, 3.00%, 3/15/2023	400	420

Berks County Municipal Authority (The), Tower Health Project

Series 2020A, Rev., 5.00%, 2/1/2022	500	516

Series 2020A, Rev., 5.00%, 2/1/2023	1,300	1,383

Series 2020A, Rev., 5.00%, 2/1/2024	425	463

Series 2020A, Rev., 5.00%, 2/1/2025	600	668

Series 2020A, Rev., 5.00%, 2/1/2026	1,015	1,147

Bethlehem Area School District GO, 5.00%, 10/15/2021	13,155	13,537

Big Beaver Falls Area School District, Unlimited Tax

GO, 4.00%, 3/15/2022	1,155	1,197

GO, 5.00%, 3/15/2023	1,200	1,303

Bucks County Industrial Development Authority, Grand View Hospital Project Series A, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/9/2021 (c)	7,200	7,200

Burgettstown Area School District

Series A, GO, 3.00%, 3/15/2022	100	102

Series A, GO, 4.00%, 3/15/2023	200	213

Carmichaels Area School District, Limited Tax

GO, 4.00%, 9/1/2022	190	199

GO, 4.00%, 9/1/2023	150	163

Charleroi Borough Authority Water System

Rev., AGM, 4.00%, 12/1/2021	225	231

Rev., AGM, 4.00%, 12/1/2022	165	175

Rev., AGM, 4.00%, 12/1/2023	225	246

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	97

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Chester County Health and Education Facilities Authority, Main Line Health System

Series 2020A, Rev., 3.00%, 9/1/2023	230	245

Series 2020A, Rev., 3.00%, 9/1/2024	215	234

Series 2020A, Rev., 5.00%, 9/1/2025	250	298

City of Altoona, Guaranteed Sewer

GO, AGM, 5.00%, 12/1/2021	265	274

GO, AGM, 5.00%, 12/1/2022	200	215

GO, AGM, 5.00%, 12/1/2023	300	335

City of Lebanon Authority, Green Bond

Rev., 4.00%, 12/15/2021	240	247

Rev., 4.00%, 12/15/2022	275	293

Rev., 4.00%, 12/15/2023	360	394

City of Philadelphia

Series 2009B, GO, VRDO, LOC: Barclays Bank plc, 0.02%, 3/9/2021 (c)	15,940	15,940

Series 2020-2021A, Rev., TRAN, 4.00%, 6/30/2021	30,250	30,631

Series 2012A, GO, 5.00%, 9/15/2021	45	46

Series 2019A, GO, 5.00%, 8/1/2022	4,755	5,055

Series 2017A, GO, 5.00%, 8/1/2026	6,030	7,363

City of Philadelphia, Airport System

Series 2020A, Rev., 5.00%, 7/1/2024	1,480	1,687

Series 2020A, Rev., 5.00%, 7/1/2025	1,550	1,820

Series 2020A, Rev., 5.00%, 7/1/2026	1,160	1,397

City of Philadelphia, Water and Wastewater Rev., 5.00%, 11/1/2022 (d)	1,465	1,582

City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	368

Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2021	535	541

Conewago Valley School District Series 2013A, GO, 2.00%, 9/1/2022	570	571

Connellsville Area School District

Series A, GO, AGM, 2.00%, 5/15/2021	70	70

Series A, GO, AGM, 2.00%, 5/15/2022	70	72

Series A, GO, AGM, 2.00%, 5/15/2023	70	72

Cornell School District

GO, AGM, 2.00%, 9/1/2021	200	202

GO, AGM, 4.00%, 9/1/2022	200	210

County of Armstrong

GO, AGM, 3.00%, 6/1/2021	370	373

Series A, GO, 4.00%, 6/1/2021	230	232

GO, AGM, 4.00%, 6/1/2022	380	397

Series A, GO, 4.00%, 6/1/2022	430	450

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

GO, AGM, 4.00%, 6/1/2023	225	242

Series A, GO, 5.00%, 6/1/2023	225	247

GO, AGM, 4.00%, 6/1/2024	230	254

GO, AGM, 4.00%, 6/1/2025	240	272

County of Lackawanna

Series 2020A, GO, 3.00%, 3/15/2021	200	200

Series 2020A, GO, 4.00%, 3/15/2022	200	207

Series 2020B, GO, 4.00%, 9/1/2022	135	142

Series 2020A, GO, 4.00%, 3/15/2023	200	214

Series 2020B, GO, 4.00%, 9/1/2023	305	331

Series 2020A, GO, 4.00%, 3/15/2024	300	330

Series 2020B, GO, 4.00%, 9/1/2024	680	757

Series 2020A, GO, 4.00%, 3/15/2025	300	338

Series 2020B, GO, 4.00%, 9/1/2025	685	779

Series 2020B, GO, 4.00%, 9/1/2026	1,445	1,677

County of Somerset

GO, 2.00%, 10/1/2021	285	288

GO, 2.00%, 10/1/2022	340	348

GO, 2.00%, 10/1/2023	335	348

GO, 2.00%, 10/1/2024	300	314

County of York Series 2020A, GO, 5.00%, 6/1/2026	1,305	1,590

Dallas School District

GO, AGM, 4.00%, 10/15/2021	275	281

GO, AGM, 4.00%, 10/15/2022	300	315

GO, AGM, 5.00%, 10/15/2023	175	193

GO, AGM, 5.00%, 10/15/2024	325	371

East Stroudsburg Area School District GO, 3.00%, 9/1/2026	2,805	3,135

Emmaus General Authority Rev., VRDO, AGM, LIQ: Wells Fargo Bank NA, 0.03%, 3/9/2021 (c)	4,990	4,990

Iroquois School District

GO, 4.00%, 10/1/2021	300	306

GO, 4.00%, 10/1/2022	390	412

GO, 4.00%, 10/1/2023	200	218

Juniata County School District GO, AGM, 5.00%, 11/15/2021	185	191

Lackawanna County Industrial Development Authority, University of Scranton Rev., 5.00%, 11/1/2021	1,000	1,030

Lycoming County Water and Sewer Authority

Rev., AGM, 4.00%, 11/15/2021	245	251

Rev., AGM, 4.00%, 11/15/2022	200	212

Rev., AGM, 4.00%, 11/15/2023	150	163

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

Mars Area School District

Series 2019B, GO, AGM, 5.00%, 9/1/2021	120	123

Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	127

Middletown Township Sewer Authority

Rev., GTD, 4.00%, 10/1/2021	330	337

Rev., GTD, 4.00%, 10/1/2022	265	280

Rev., GTD, 4.00%, 10/1/2023	210	228

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2022	300	313

Rev., 5.00%, 4/1/2023	300	323

Rev., 5.00%, 4/1/2024	300	332

Rev., 5.00%, 4/1/2025	250	284

Rev., 5.00%, 4/1/2026	165	192

Montgomery County Industrial Development Authority, Meadowood Senior Living Project Series A, Rev., 3.00%, 12/1/2021	250	253

Montour School District GO, 3.00%, 10/1/2023	200	212

Muncy School District GO, 4.00%, 5/15/2023	345	371

Municipality of Norristown Series 2020A, GO, 4.00%, 5/1/2023	6,000	6,245

Municipality of Penn Hills

Series A, GO, 3.00%, 12/1/2021	340	346

Series A, GO, 3.00%, 12/1/2022	345	360

Series A, GO, 3.00%, 12/1/2023	305	325

Neshannock Township School District

Series 2019AA, GO, 4.00%, 9/1/2021	100	102

Series 2019AA, GO, 4.00%, 9/1/2022	150	158

Series 2019AA, GO, 4.00%, 9/1/2023	200	217

New Castle Area School District

GO, 2.00%, 3/1/2021	755	755

GO, 3.00%, 3/1/2022	610	624

GO, 3.00%, 3/1/2023	1,000	1,044

GO, 4.00%, 3/1/2024	240	262

Northeast Bradford School District

GO, AGM, 2.00%, 6/1/2021	150	151

GO, AGM, 2.00%, 6/1/2022	320	326

GO, AGM, 3.00%, 6/1/2023	330	348

Northwestern Lehigh School District GO, 5.00%, 2/15/2023	680	740

Penn Hills School District

GO, 3.00%, 10/1/2022	1,725	1,798

GO, 4.00%, 10/1/2023	1,790	1,944

GO, 4.00%, 10/1/2024	1,855	2,065

GO, 5.00%, 10/1/2025	4,615	5,448

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Pennsylvania Economic Development Financing Authority, Exempt Facilities PSEG Power LLC Project Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/9/2021 (c)	7,000	7,000

Pennsylvania Higher Educational Facilities Authority, Associates Independent Colleges, Messiah College Project Series 2001-14, Rev., 2.72%, 5/1/2021 (c) (d)	2,500	2,510

Pennsylvania Higher Educational Facilities Authority, State System of Higher Education

Series AX, Rev., AGM, 5.00%, 6/15/2021	5,935	6,014

Series AX, Rev., AGM, 5.00%, 6/15/2022	1,375	1,457

Pennsylvania Turnpike Commission

Series 2019-2, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/9/2021 (c)	23,340	23,340

Series A, Rev., 5.00%, 12/1/2022	1,000	1,083

Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.63%, 12/1/2023 (b)	18,000	18,091

Series 2020B, Rev., 5.00%, 12/1/2023	425	479

Series A, Rev., 5.00%, 12/1/2023	1,000	1,127

Series 2020B, Rev., 5.00%, 12/1/2024	450	526

Series 2020B, Rev., 5.00%, 12/1/2025	325	392

Series 2020B, Rev., 5.00%, 12/1/2026	400	496

Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/9/2021 (c)	7,785	7,785

Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/9/2021 (c)	20,300	20,300

Pittsburgh School District

GO, 5.00%, 9/1/2022	1,690	1,810

GO, 5.00%, 9/1/2023	1,810	2,015

Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2022	250	267

Punxsutawney Area School District

Series 2020A, GO, AGM, 4.00%, 10/15/2021	315	322

Series 2020A, GO, AGM, 5.00%, 10/15/2022	290	312

Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	280

Series 2020A, GO, AGM, 5.00%, 10/15/2024	150	173

School District of Philadelphia (The)

Series 2020-2021A, Rev., TRAN, 4.00%, 6/30/2021	71,120	72,029

Series 2019A, GO, 5.00%, 9/1/2021	800	818

Series 2019A, GO, 5.00%, 9/1/2022	1,050	1,122

Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,161

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	99

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — continued

School District of the City of Erie (The), Limited Tax

Series 2019B, GO, AGM, 5.00%, 4/1/2021	400	401

Series 2019B, GO, AGM, 5.00%, 4/1/2022	325	341

Series 2019B, GO, AGM, 5.00%, 4/1/2023	315	343

Selinsgrove Area School District

Series A, GO, 2.00%, 3/1/2021	5	5

Series B, GO, 3.00%, 3/1/2021	110	110

Series A, GO, 2.00%, 9/1/2021	125	126

Series A, GO, 2.00%, 3/1/2022	5	5

Series B, GO, 3.00%, 3/1/2022	130	134

Series A, GO, 2.00%, 9/1/2022	400	410

Series A, GO, 2.00%, 3/1/2023	5	5

Series B, GO, 3.00%, 3/1/2023	95	100

Series A, GO, 2.00%, 9/1/2023	585	607

Southcentral General Authority, Wellspan Health Obligated Group Series C, Rev., VRDO, LIQ: Bank of America NA, 0.06%, 3/9/2021 (c)	16,000	16,000

Southeastern Pennsylvania Transportation Authority

Rev., 5.00%, 6/1/2021	500	506

Rev., 5.00%, 6/1/2022	500	530

Rev., 5.00%, 6/1/2023	750	829

Rev., 5.00%, 6/1/2024	755	864

Rev., 5.00%, 6/1/2025	1,250	1,474

Rev., 5.00%, 6/1/2026	750	911

Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax

Rev., AGM, 4.00%, 2/1/2022	1,125	1,163

Rev., AGM, 4.00%, 2/1/2023	1,500	1,602

Rev., AGM, 5.00%, 2/1/2026	1,995	2,389

Spring-Benner-Walker Joint Authority Series 2020A, Rev., 4.00%, 9/1/2024	440	489

State Public School Building Authority, Community College of Philadelphia Project

Series 2019A, Rev., AGM, 5.00%, 6/15/2021	295	299

Series 2019A, Rev., AGM, 5.00%, 6/15/2022	310	328

Steel Valley School District, Allegheny County, Pennsylvania Unlimited Tax

Series 2019B, GO, 3.00%, 11/1/2021	230	233

Series 2019B, GO, 4.00%, 11/1/2022	240	253

Series 2019B, GO, 4.00%, 11/1/2023	250	272

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Steelton-Highspire School District, Limited Tax

GO, 4.00%, 11/15/2022	60	63

GO, 4.00%, 11/15/2023	85	93

Township of Butler

GO, 4.00%, 10/1/2021	475	485

GO, 5.00%, 10/1/2022	250	268

GO, 5.00%, 10/1/2023	260	289

GO, 5.00%, 10/1/2024	275	317

Township of East Pennsboro, Cumberland County

GO, 3.00%, 9/1/2021	190	193

GO, 3.00%, 9/1/2022	175	182

Township of Rostraver GO, AGM, 4.00%, 9/1/2021	100	102

University of Pittsburgh of the Commonwealth System of Higher Education

Rev., (SIFMA Municipal Swap Index Yield + 0.24%), 0.27%, 9/15/2021 (b)	11,510	11,511

Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 0.39%, 2/15/2024 (b)	47,000	47,167

Upper Allegheny Joint Sanitary Authority

Series 2019A, Rev., AGM, 3.00%, 9/1/2021	285	289

Series 2019A, Rev., AGM, 4.00%, 9/1/2022	200	211

Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	233

Waynesboro Area School District, Franklin County

GO, 5.00%, 10/1/2021	580	596

GO, 5.00%, 10/1/2022	305	327

GO, 5.00%, 10/1/2023	320	357

Wilkes-Barre Area School District GO, 5.00%, 4/15/2023	115	125

Wyalusing Area School District

GO, AGM, 4.00%, 4/1/2021	375	376

GO, 3.00%, 4/1/2022	150	154

GO, AGM, 4.00%, 4/1/2022	315	327

GO, 3.00%, 4/1/2023	200	210

GO, AGM, 4.00%, 4/1/2023	400	429

GO, 3.00%, 4/1/2024	185	199

GO, 3.00%, 4/1/2025	200	218

GO, 3.00%, 4/1/2026	300	330

Total Pennsylvania		422,906

Rhode Island — 0.4%

City of East Providence, Anticipation Notes

Series 2021-1, GO, BAN, 2.00%, 6/17/2021	7,250	7,289

Series 2021-1, GO, TAN, 2.00%, 7/29/2021	5,500	5,542

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Rhode Island — continued

City of Pawtucket

Series 2019D, GO, AGM, 3.00%, 7/15/2021	125	126

Series 2019C, GO, AGM, 4.00%, 7/15/2021	185	188

Series 2019D, GO, AGM, 3.00%, 7/15/2022	210	218

Series 2019C, GO, AGM, 4.00%, 7/15/2022	210	221

Series 2019D, GO, AGM, 3.00%, 7/15/2023	70	74

Series 2019C, GO, AGM, 4.00%, 7/15/2023	380	411

Rhode Island Health and Educational Building Corp., Public School Program, Providence Public Building Authority Series 2013A, Rev., 5.00%, 5/15/2022	15	16

Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 0.01%, 3/1/2021 (c)	12,105	12,105

Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax

Series 2019A, Rev., 5.00%, 10/1/2021	300	308

Series 2019A, Rev., 5.00%, 10/1/2023	125	138

Total Rhode Island		26,636

South Carolina — 1.7%

Charleston County School District

GO, SCSDE, 5.00%, 3/1/2021	85,670	85,670

GO, SCSDE, 5.00%, 3/1/2024	3,000	3,419

Chester Sewer District, Wastewater System Improvement

Rev., 3.00%, 6/1/2021	110	110

Rev., 4.00%, 6/1/2023	75	81

County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 3/3/2022	7,000	7,126

Educational Facilities Authority, Wofford College Rev., 2.37%, 4/1/2022 (c)	500	510

Laurens County Water and Sewer Commission Rev., BAN, 1.38%, 7/1/2021 (d)	7,000	7,024

South Carolina Association of Governmental Organizations Series 2020C, COP, SCSDE, 2.00%, 3/1/2021	2,035	2,035

South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2021	500	501

South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series A, Rev., 2.38%, 12/1/2024 (e)	600	608

South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 4.00%, 11/15/2023	130	134

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — continued

South Carolina Transportation Infrastructure Bank Series 2003B, Rev., (ICE LIBOR USD 1 Month + 0.45%), 0.53%, 10/1/2022 (b)	9,905	9,912

Total South Carolina		117,130

South Dakota — 0.0% (g)

South Dakota Board of Regents, Housing and Auxiliary Facility System Rev., 5.00%, 4/1/2022	375	394

Tennessee — 1.8%

City of Memphis, General Improvement

Series 2020A, GO, 5.00%, 12/1/2021	875	906

Series 2020A, GO, 5.00%, 12/1/2022	2,035	2,207

Series 2020A, GO, 5.00%, 12/1/2023	2,135	2,405

Series 2020A, GO, 5.00%, 12/1/2024	2,245	2,619

Series 2020A, GO, 5.00%, 12/1/2025	2,210	2,661

County of Hamilton

Series 2020B, GO, 5.00%, 3/1/2022	3,255	3,412

Series 2020B, GO, 5.00%, 3/1/2023	3,270	3,579

Series 2020B, GO, 5.00%, 3/1/2024	3,355	3,818

County of Shelby, Public Improvement Series 2006B, GO, VRDO, 0.03%, 3/9/2021 (c)	5,015	5,015

Highlands Residential Services, Walnut Village Project Rev., GNMA COLL, 1.80%, 4/1/2021 (c)	1,000	1,001

Knox County Health Educational and Housing Facility Board, Clear Springs Apartments Project Rev., 1.80%, 5/1/2021 (c)	800	802

Knox County Health Educational and Housing Facility Board, Meadowbrook Apartments Project Rev., 1.50%, 7/1/2021 (c)	650	653

Lewisburg Industrial Development Board, Lewisburg Summit Apartments Rev., 1. 55%, 3/1/2022 (c)	1,900	1,928

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Rev., 3.00%, 10/1/2024	425	434

Metropolitan Government of Nashville and Davidson County

Series 2021A, GO, 5.00%, 7/1/2021	32,415	32,940

Series 2021A, GO, 5.00%, 7/1/2022	17,075	18,182

Series 2021C, GO, 5.00%, 1/1/2024	10,000	11,316

Series 2021A, GO, 5.00%, 7/1/2024	4,350	5,010

Series 2021A, GO, 5.00%, 7/1/2025	3,000	3,572

Series 2021A, GO, 5.00%, 7/1/2026	600	737

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	101

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — continued

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019B-1, Rev., 4.00%, 12/1/2026	10,000	9,898

Tennergy Corp. Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 10/1/2024 (c)	10,000	11,483

Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2021	730	735

Total Tennessee		125,313

Texas — 8.4%

Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.

Rev., PSF-GTD, 3.00%, 8/15/2022	635	661

Rev., PSF-GTD, 3.00%, 8/15/2023	655	695

Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project

Series 2018C, Rev., 5.00%, 8/1/2024	200	231

Series 2018C, Rev., 5.00%, 8/1/2025	200	238

Austin Community College District, Combined Fee

Rev., 5.00%, 2/1/2022	165	172

Rev., 5.00%, 2/1/2023	170	185

Austin Independent School District, Unlimited Tax Series 2013A, GO, PSF-GTD, 5.00%, 8/1/2021 (d)	30	31

Avery Ranch Road District No. 1, Unlimited Tax

GO, 3.00%, 8/15/2022	615	639

GO, 3.00%, 8/15/2023	810	859

Big Oaks Municipal Utility District, Waterworks and Sewer System

GO, AGM, 3.00%, 3/1/2021	335	335

GO, AGM, 3.00%, 3/1/2022	345	355

GO, AGM, 3.00%, 3/1/2023	905	949

Board of Regents of the University of Texas System, Financing System

Series 2007B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 0.01%, 3/9/2021 (c)	7,030	7,030

Series 2008B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 0.01%, 3/9/2021 (c)	4,495	4,495

Series 2016D, Rev., 5.00%, 8/15/2021	25	26

Bridgestone Municipal Utility District, Unlimited Tax

Series A, GO, AGM, 2.00%, 5/1/2021	1,480	1,484

Series A, GO, AGM, 2.00%, 5/1/2022	110	112

Series A, GO, AGM, 3.00%, 5/1/2023	85	89

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Brushy Creek Municipal Utility District, Unlimited Tax

GO, 3.00%, 6/1/2021	200	202

GO, 3.00%, 6/1/2022	235	243

GO, 3.00%, 6/1/2023	250	262

Central Texas Regional Mobility Authority, Subordinated Lien

Rev., BAN, 4.00%, 1/1/2022	2,455	2,480

Series 2020F, Rev., BAN, 5.00%, 1/1/2025	6,430	7,320

City of Austin, Airport System

Rev., AMT, 5.00%, 11/15/2022	4,250	4,580

City of Austin, Public Improvement

GO, 5.00%, 9/1/2021	30	31

City of Galveston, Certificates of Obligation

GO, 3.00%, 5/1/2021	130	131

GO, 4.00%, 5/1/2022	590	616

City of Houston, Combined Utility System, First Lien

Series 2004B-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.03%, 3/9/2021 (c)	9,000	9,000

Series 2012A, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 3/9/2021 (c)	27,250	27,250

Series B-2, Rev., VRDO, LOC: Citibank NA, 0.03%, 3/9/2021 (c)	22,500	22,500

City of Irving, Hotel Occupancy, Occupancy Tax

Rev., 5.00%, 8/15/2021	25	25

Rev., 5.00%, 8/15/2022	50	52

Rev., 5.00%, 8/15/2023	50	53

City of Kennedy, Certificates of Obligation

GO, 4.00%, 5/1/2021	130	131

GO, 4.00%, 5/1/2022	120	125

GO, 4.00%, 5/1/2023	125	134

City of Laredo, Waterworks and Sewer System

Rev., 5.00%, 3/1/2021	125	125

City of Paso, Certificates of Obligation

GO, 5.00%, 8/15/2022	400	428

GO, 5.00%, 8/15/2023	515	574

GO, 5.00%, 8/15/2024	700	809

City of Paso, Improvement Bond

Series 2020A, GO, 5.00%, 8/15/2021	600	613

Series 2020A, GO, 5.00%, 8/15/2024	275	318

City of Port Arthur

GO, AGM, 3.00%, 2/15/2022	765	785

GO, AGM, 5.00%, 2/15/2023	910	990

City of Port Arthur, Combination Tax

Series 2020A, GO, AGM, 4.00%, 2/15/2022	350	363

Series 2020A, GO, AGM, 4.00%, 2/15/2023	365	389

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	429

Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	466

City of Sulphur Springs

GO, AGM, 3.00%, 9/1/2021	100	101

GO, AGM, 3.00%, 9/1/2022	520	541

City of Universal City, Improvement Bonds

GO, 4.00%, 8/15/2021	140	143

GO, 4.00%, 8/15/2022	145	153

GO, 2.00%, 8/15/2023	230	238

Clear Brook City Municipal Utility District, Unlimited Tax GO, AGM, 2.10%, 2/1/2023	450	462

Clint Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/15/2025 (d)	1,000	1,194

County of Bexar, Tax Exempt Venue Project

Rev., 5.00%, 8/15/2022	275	290

Rev., 5.00%, 8/15/2023	275	300

County of Kaufman, Limited Tax

Series 2020A, GO, 5.00%, 2/15/2022	250	261

Series 2020A, GO, 5.00%, 2/15/2023	110	120

Series 2020A, GO, 5.00%, 2/15/2024	125	142

Series 2020A, GO, 5.00%, 2/15/2025	130	153

County of Kaufman, Unlimited Tax

GO, 5.00%, 2/15/2023	155	169

GO, 5.00%, 2/15/2024	210	238

GO, 5.00%, 2/15/2025	255	299

County of La Salle, Combination Tax and Limited Pledge GO, AGM, 5.00%, 3/1/2021	345	345

County of La Salle, Unlimited Tax GO, AGM, 5.00%, 3/1/2021	2,135	2,135

County of Montgomery, Limited Tax GO, 5.00%, 3/1/2026	7,890	9,491

Cuero Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2021	100	102

Cypress Hill Municipal Utility District No. 1, Unlimited Tax

GO, 2.00%, 9/1/2021	290	292

GO, 2.00%, 9/1/2022	190	195

GO, 3.00%, 9/1/2023	270	285

Cypress-Fairbanks Independent School District, Unlimited Tax

Series 2020A, GO, PSF-GTD, 4.00%, 2/15/2022	4,430	4,590

Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2023	5,000	5,460

Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2024	10,000	11,365

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Duncanville Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2026	8,335	9,689

Florence Independent School District

GO, PSF-GTD, 3.00%, 8/15/2026	230	237

GO, PSF-GTD, 3.00%, 8/15/2027	115	119

Fort Bend County Levee Improvement District No. 11 GO, AGM, 3.00%, 9/1/2023	400	423

Fort Bend County Municipal Utility District No. 116, Unlimited Tax

GO, 3.00%, 9/1/2021	330	334

GO, 3.00%, 9/1/2022	460	478

GO, 3.00%, 9/1/2023	450	477

Fort Bend County Municipal Utility District No. 151, Unlimited Tax GO, 3.00%, 9/1/2021	190	193

Grand Parkway Transportation Corp., System Toll Series 2013B, Rev., 5.00%, 10/1/2023 (d)	21,060	23,631

Greenhawe Water Control and Improvement District No. 2

GO, AGM, 3.00%, 9/1/2022	190	197

GO, AGM, 3.00%, 9/1/2023	200	212

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System

Series 2016D, Rev., VRDO, 0.04%, 3/9/2021 (c)	3,995	3,995

Series 2019F, Rev., VRDO, 0.04%, 3/9/2021 (c)	18,300	18,300

Series 2019A, Rev., 5.00%, 12/1/2021	1,750	1,812

Series 2019C, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.45%, 12/1/2022 (b)	10,000	9,967

Series 2019A, Rev., 5.00%, 12/1/2022	1,700	1,840

Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,504

Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 0.60%, 12/4/2024 (b)	9,000	8,959

Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	5,000	6,150

Harris County Fresh Water Supply District No. 61

GO, AGM, 4.00%, 9/1/2023	445	483

GO, AGM, 3.00%, 9/1/2024	695	749

Harris County Municipal Utility District No. 096

GO, 2.00%, 9/1/2021	185	186

GO, 2.00%, 9/1/2023	195	202

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	103

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Harris County Municipal Utility District No. 152

GO, AGM, 3.00%, 8/1/2022	280	291

GO, AGM, 3.00%, 8/1/2023	400	422

Harris County Municipal Utility District No. 157 GO, AGM, 3.00%, 3/1/2023	425	446

Harris County Municipal Utility District No. 276

GO, 3.00%, 9/1/2022	365	379

GO, 3.00%, 9/1/2023	745	789

Harris County Municipal Utility District No. 281

GO, 2.00%, 9/1/2021	130	131

GO, 2.00%, 9/1/2022	300	307

GO, 2.00%, 9/1/2023	305	317

Harris County Municipal Utility District No. 374

GO, 3.00%, 9/1/2021	100	101

GO, 3.00%, 9/1/2022	145	151

GO, 3.00%, 9/1/2023	115	121

Harris County Municipal Utility District No. 391

GO, 3.00%, 9/1/2021	375	380

GO, 3.00%, 9/1/2023	400	422

Harris County Municipal Utility District No. 419

GO, 3.00%, 9/1/2021	70	71

GO, 3.00%, 9/1/2022	175	182

GO, 3.00%, 9/1/2023	455	482

Harris County Municipal Utility District No. 55

GO, 3.00%, 2/1/2022	260	266

GO, 3.00%, 2/1/2023	785	821

Harris County Toll Road Authority (The), Senior Lien Series A, Rev., 5.00%, 8/15/2021	1,500	1,533

Harris County Water Control and Improvement District No. 119

GO, AGM, 2.00%, 10/1/2021	835	843

GO, AGM, 3.00%, 10/1/2022	365	379

GO, AGM, 3.00%, 10/1/2023	375	398

Houston Higher Education Finance Corp., Rice University Project Series 2010B, Rev., VRDO, 0.02%, 3/9/2021 (c)	1,700	1,700

Hunters Glen Municipal Utility District, Waterworks and Sewer System

Series 2019A, GO, AGM, 2.00%, 4/1/2021	110	110

Series 2019A, GO, AGM, 2.00%, 4/1/2022	330	336

Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	612

La Joya Independent School District, Maintenance Tax

GO, AGM, 4.00%, 2/15/2022	390	404

GO, AGM, 4.00%, 2/15/2023	420	448

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Love Field Airport Modernization Corp. Rev., AMT, 5.00%, 11/1/2021	125	129

Lower Colorado River Authority, LCRA Transmission Services Corp. Project

Rev., 5.00%, 5/15/2025	4,000	4,717

Rev., 5.00%, 5/15/2026	3,500	4,255

Rev., 5.00%, 5/15/2027	1,535	1,912

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Rev., VRDO, 0.02%, 3/1/2021 (c)	7,200	7,200

Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	304

Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project. Rev., AMT, 0.90%, 9/1/2023 (c)	3,750	3,748

McLennan County Junior College District

Rev., AGM, 3.00%, 4/15/2021	350	351

Rev., AGM, 3.00%, 4/15/2022	100	103

Metropolitan Transit Authority of Harris County Sales and Use Tax Series 2016A, Rev., 5.00%, 11/1/2024	6,290	7,318

Montgomery County Municipal Utility District No. 94, Unlimited Tax

GO, 2.00%, 10/1/2021	60	60

GO, 2.00%, 10/1/2022	185	190

GO, 2.00%, 10/1/2023	185	192

New Caney Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2021 (c)	1,500	1,519

New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project

Series 2020A, Rev., 2.10%, 1/1/2023	90	89

Series 2020A, Rev., 2.20%, 1/1/2024	180	177

Series 2020A, Rev., 2.25%, 1/1/2025	315	306

New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project

Rev., 5.00%, 10/1/2021	1,425	1,441

Rev., 5.00%, 10/1/2022	1,495	1,537

North Texas Tollway Authority System, Second Tier

Series B, Rev., 4.00%, 1/1/2022	800	825

Series B, Rev., 5.00%, 1/1/2023	5,000	5,415

Series B, Rev., 5.00%, 1/1/2024	5,500	6,189

Northside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 2.00%, 6/1/2021 (c)	3,035	3,049

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Northwest Harris County Municipal Utility District No. 19, Unlimited Tax

GO, AGM, 2.00%, 10/1/2021	100	101

GO, AGM, 2.00%, 10/1/2022	100	102

GO, AGM, 2.00%, 10/1/2023	105	108

Pecan Grove Municipal Utility District, Unlimited Tax

GO, 4.00%, 9/1/2021	560	570

GO, AGM, 3.00%, 9/1/2022	195	203

GO, 4.00%, 9/1/2022	710	749

GO, AGM, 3.00%, 9/1/2023	345	366

GO, 4.00%, 9/1/2023	740	804

GO, AGM, 3.00%, 9/1/2024	600	648

Permanent University Fund — University of Texas System

Series 2008A, Rev., VRDO, 0.01%, 3/9/2021 (c)	36,515	36,515

Series 2008A, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 0.01%, 3/9/2021 (c)	31,595	31,595

Plano Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2025	1,140	1,342

Robstown Independent School District, Unlimited Tax

GO, PSF-GTD, 2.00%, 2/15/2022	325	331

GO, PSF-GTD, 3.00%, 2/15/2023	650	682

GO, PSF-GTD, 3.00%, 2/15/2024	360	386

Sienna Plantation Municipal Utility District No. 3, Unlimited Tax

GO, 2.00%, 3/1/2021	200	200

GO, 2.00%, 3/1/2022	225	229

GO, 2.00%, 3/1/2023	185	190

Socorro Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2024 (d)	2,385	2,763

State of Texas Rev., TRAN, 4.00%, 8/26/2021	119,090	121,335

State of Texas, Veterans

GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.06%, 3/9/2021 (c)	17,585	17,585

Series A, GO, VRDO, LIQ: State Street Bank & Trust, 0.06%, 3/9/2021 (c)	11,730	11,730

State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LIQ: State Street Bank & Trust, 0.06%, 3/9/2021 (c)	5,825	5,825

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System

Series 2008 A, Rev., VRDO, 0.03%, 3/9/2021 (c)	17,125	17,125

Series 2008-C, Rev., VRDO, 0.03%, 3/9/2021 (c)	1,175	1,175

Tarrant Regional, Water Control and Improvement District, Water System Series 2020C, Rev., 4.00%, 3/1/2022	3,325	3,453

Texas A&M University, Financing System Series 2013B, Rev., 5.00%, 5/15/2023 (d)	18,515	20,428

Town of Horizon City, Combination Limited Tax

GO, AGM, 3.00%, 8/15/2021	300	304

GO, AGM, 3.00%, 8/15/2022	170	176

GO, AGM, 4.00%, 8/15/2023	230	250

Travis County Municipal Utility District No. 4, Unlimited Contract Tax

Series 2019A, GO, AGM, 2.00%, 9/1/2022	410	420

Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	687

Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax

GO, 3.00%, 5/1/2024	400	429

GO, 4.00%, 5/1/2025	300	338

GO, 4.00%, 5/1/2026	280	321

Williamson County Municipal Utility District No. 11, Unlimited Tax

GO, AGM, 4.00%, 8/1/2021	140	142

GO, AGM, 4.00%, 8/1/2022	110	116

Total Texas		573,802

Utah — 0.1%

City of Lehi, Electric Utility Rev., 5.00%, 6/1/2021	75	76

City of Murray, Sales Tax Rev., 4.00%, 11/15/2021	150	154

County of Utah, IHC Health Services, Inc. Series 2016D, Rev., VRDO, LIQ: U.S. Bank NA, 0.03%, 3/9/2021 (c)	5,000	5,000

Utah Charter School Finance Authority, Summit Academy Incorporated

Series A, Rev., 5.00%, 4/15/2021	40	40

Series A, Rev., 5.00%, 4/15/2022	35	37

Series A, Rev., 5.00%, 4/15/2023	85	92

Utah Charter School Finance Authority, Utah Charter Academies Project Rev., 4.00%, 10/15/2021	305	312

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	105

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utah — continued

Utah Infrastructure Agency, Tax-Exempt Telecommunications

Rev., 3.00%, 10/15/2023	60	63

Rev., 3.00%, 10/15/2025	125	136

Utah Transit Authority, Subordinate Sales Tax Series 2015A, Rev., 5.00%, 6/15/2025 (d)	1,050	1,248

Total Utah		7,158

Vermont — 0.1%

Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Series A, Rev., VRDO, LOC: TD Bank NA, 0.03%, 3/9/2021 (c)	10,000	10,000

Virginia — 2.5%

Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., 1.90%, 6/1/2023 (c)	4,250	4,353

Chesapeake Hospital Authority, Regional Medical Center

Rev., 5.00%, 7/1/2023	925	1,017

Rev., 5.00%, 7/1/2024	885	1,006

Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2021	1,480	1,498

County of Fairfax, Public Improvement Series 2021A, GO, 4.00%, 10/1/2023	2,740	3,000

Fairfax County Economic Development Authority, Smithsonian Institution Issue Series A, Rev., VRDO, LIQ: Northern Trust Co., 0.03%, 3/9/2021 (c)	22,425	22,425

Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project

Series 2016C, Rev., VRDO, 0.03%, 3/9/2021 (c)	13,775	13,775

Series 2018C, Rev., VRDO, 0.03%, 3/9/2021 (c)	49,305	49,305

Halifax County Industrial Development Authority, Electric and Power Company Project Series 2010A, Rev., VRDO, 0.45%, 4/1/2022 (c)	8,000	8,000

Loudoun County Economic Development Authority, Howard Hughes Medical Institute

Series 2003B, Rev., VRDO, 0.03%, 3/9/2021 (c)	18,650	18,650

Series 2003E, Rev., VRDO, 0.03%, 3/9/2021 (c)	5,710	5,710

Series 2003F, Rev., VRDO, 0.03%, 3/9/2021 (c)	4,050	4,050

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued

Norfolk Economic Development Authority, Sentara Healthcare Series 2016A, Rev., VRDO, 0.03%, 3/9/2021 (c)	3,135	3,135

Peninsula Ports Authority, Dominion Terminal Associates Project — DETC Issue Rev., 1.70%, 10/1/2022 (c)	1,550	1,567

Rockingham County Economic Development Authority, Sunnyside Presbyterian Home

Series 2020A, Rev., 4.00%, 12/1/2021	270	275

Series 2020A, Rev., 4.00%, 12/1/2022	295	309

Series 2020A, Rev., 4.00%, 12/1/2023	100	107

Virginia Commonwealth Transportation Board, Capital Projects Rev., 5.00%, 5/15/2021	5,000	5,049

Virginia Commonwealth Transportation Board, Federal Transportation Series B-G, Rev., GAN, 5.00%, 3/15/2021	25	25

Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (c)	21,000	20,811

York County Economic Development Authority, Electric and Power Company Project Series 2009A, Rev., 1.90%, 6/1/2023 (c)	8,000	8,197

Total Virginia		172,264

Washington — 1.1%

Chelan County Public Utility District No.1 Series 2008B, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 3/9/2021 (c)	2,350	2,350

City of Seattle, Municipal Light and Power Improvement Rev., 5.00%, 9/1/2021	20	21

Douglas County Public Utility District No. 1, Wells Hydro Electric Series B, Rev., 4.00%, 9/1/2021	25	26

King County Housing Authority, Highland Village Project

Rev., 4.00%, 1/1/2022	120	124

Rev., 4.00%, 1/1/2023	100	106

Rev., 5.00%, 1/1/2024	120	134

King County School District No. 407 Riverview, Unlimited Tax GO, 4.00%, 12/1/2023	500	548

Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2021	75	77

Port of Tacoma, Subordinate Lien Series 2008B, Rev., VRDO, LOC: Bank of America NA, 0.03%, 3/9/2021 (c)	29,980	29,980

Snohomish County School District No. 15 Edmonds, Unlimited Tax GO, 5.00%, 12/1/2021	330	342

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Washington — continued

State of Washington, Motor Vehicle Fuel Tax, Senior 520 Corridor Program-Toll Revenue Series 2012C, GO, 5.00%, 6/1/2041	12,455	12,602

Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 1.43%, 1/1/2025 (b)	10,000	10,064

Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (c)	11,000	12,245

Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,284

Washington State Housing Finance Commission, Transforming Age Projects Series 2019B, Rev., 2.38%, 1/1/2026 (e)	3,500	3,480

Total Washington		73,383

West Virginia — 0.2%

Berkeley County Board of Education

GO, 3.00%, 5/1/2021	395	397

GO, 4.00%, 5/1/2022	600	625

GO, 5.00%, 5/1/2025	360	421

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Company — Amos Project

Series 2009A, Rev., 2.63%, 6/1/2022 (c)	3,805	3,898

Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (c)	5,650	5,659

West Virginia State School Building Authority, Lottery Capital Improvement Series 2016A, Rev., 5.00%, 7/1/2026	1,520	1,801

Total West Virginia		12,801

Wisconsin — 2.4%

Big Foot Union High School District

GO, 4.00%, 3/1/2021	130	130

GO, 4.00%, 3/1/2022	100	104

GO, 4.00%, 3/1/2023	115	123

City of Fort Atkinson

GO, 3.00%, 2/1/2022	120	123

GO, 4.00%, 2/1/2023	230	246

City of Kaukauna, Sanitary Sewer System Series 2019C, Rev., BAN, 2.63%, 9/1/2024	510	525

City of Kaukauna, Storm Water System Series 2019D, Rev., BAN, 2.63%, 9/1/2024	660	679

City of Middletown, Promissory Notes GO, 3.00%, 3/1/2021	355	355

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

City of Milwaukee Series 2020M8, Rev., RAN, 2.00%, 7/1/2021	68,900	69,324

City of Milwaukee, Promissory Notes

Series 2015N2, GO, 4.00%, 3/15/2024	1,955	2,153

Series 2017N4, GO, 5.00%, 4/1/2024	3,045	3,446

City of Oak Creek

GO, 3.00%, 4/1/2021	335	336

GO, 3.00%, 4/1/2022	135	139

GO, 3.00%, 4/1/2023	180	189

City of Racine

Series 2019B, GO, 4.00%, 6/1/2021	120	121

Series 2019B, GO, 4.00%, 12/1/2021	165	170

Series 2019B, GO, 4.00%, 12/1/2022	145	154

Series 2019B, GO, 5.00%, 12/1/2023	125	140

City of Shawano, Promissory Notes

GO, 3.00%, 4/1/2021	250	250

GO, 3.00%, 4/1/2022	140	144

GO, 3.00%, 4/1/2023	150	158

City of Watertown, Promissory Notes

GO, 3.00%, 6/1/2023	125	132

GO, 3.00%, 6/1/2024	425	459

City of Waukesha, Promissory Notes

Series 2019C, GO, 3.00%, 10/1/2021	450	457

Series 2019C, GO, 3.00%, 10/1/2022	425	444

Series 2019C, GO, 3.00%, 10/1/2023	350	373

County of Douglas GO, 5.00%, 2/1/2022	520	543

County of Manitowoc

GO, AGM, 3.00%, 4/1/2021	350	351

GO, AGM, 3.00%, 4/1/2022	875	900

GO, AGM, 3.00%, 11/1/2022	50	52

GO, AGM, 3.00%, 4/1/2023	895	940

GO, AGM, 3.00%, 11/1/2023	150	159

GO, AGM, 4.00%, 4/1/2024	680	751

County of Rusk

GO, 3.00%, 3/1/2021	200	200

GO, 3.00%, 3/1/2022	130	134

GO, 3.00%, 3/1/2023	260	273

GO, 3.00%, 3/1/2024	270	289

Eleva-Strum School District GO, 3.00%, 4/1/2021	450	451

Gale-Ettrick-Trempealeau School District

GO, 2.00%, 4/1/2021	50	50

GO, 2.00%, 4/1/2022	105	107

GO, 2.00%, 4/1/2023	130	134

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	107

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2021 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Gibraltar Area School District, Promissory Notes

GO, 4.00%, 3/1/2021	700	700

GO, 4.00%, 3/1/2022	315	327

Lakeshore Technical College District

Series 2019A, GO, 3.00%, 3/1/2022	75	77

Series 2019A, GO, 3.00%, 3/1/2023	110	116

Series 2019A, GO, 3.00%, 3/1/2024	405	435

Milwaukee Redevelopment Authority, Milwaukee Public Schools Rev., 4.00%, 11/15/2021	55	56

Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	425

PMA Levy and Aid Anticipation Notes Program

Series 2020B, Rev., 3.00%, 7/23/2021	1,100	1,113

Series 2020A, Rev., 3.00%, 10/22/2021	17,200	17,513

Series 2020B, Rev., 3.00%, 10/22/2021	10,000	10,182

Poynette School District

GO, 3.00%, 4/1/2021	100	100

GO, 3.00%, 4/1/2022	340	350

GO, 3.00%, 4/1/2023	265	279

Randall Consolidated School Joint No. 1 GO, 4.00%, 3/1/2021	175	175

River Falls School District

GO, 3.00%, 4/1/2023	2,505	2,648

GO, 3.00%, 4/1/2024	1,715	1,853

GO, 3.00%, 4/1/2025	1,770	1,948

GO, 3.00%, 4/1/2026	1,830	2,046

Village of DeForest Series C, Rev., 3.00%, 5/1/2023	4,865	4,886

Village of Menomonee Falls, Promissory Note Series A, GO, 3.00%, 6/1/2021	270	272

Village of Mount Pleasant, Promissory Notes

Series 2019A, GO, 3.00%, 3/1/2021	285	285

Series 2019A, GO, 3.00%, 3/1/2022	265	272

Series 2019A, GO, 5.00%, 3/1/2023	380	415

Wisconsin Department of Transportation

Series 2012-1, Rev., 5.00%, 7/1/2021	15	16

Series 2012-1, Rev., 5.00%, 7/1/2021 (d)	10	10

Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group

Series 2018C-1, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 0.38%, 7/28/2021 (b)	21,865	21,866

Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	5,750	6,242

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Series 2017A, Rev., 5.00%, 9/1/2021 (d)	160	163

Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy

Rev., 4.00%, 3/15/2022	110	113

Rev., 4.00%, 3/15/2023	120	126

Rev., 4.00%, 3/15/2024	120	129

Rev., 4.00%, 3/15/2025	125	136

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019B-3, Rev., 2.25%, 11/1/2026	4,000	3,994

Wittenberg Birnamwood School District

GO, AGM, 4.00%, 3/1/2021	130	130

GO, AGM, 4.00%, 3/1/2022	260	269

GO, AGM, 4.00%, 3/1/2023	280	300

Total Wisconsin		166,175

Total Municipal Bonds (Cost $6,504,801)		6,518,624

U.S. Treasury Obligations — 1.5%

U.S. Treasury Notes

1.13%, 2/28/2022 (Cost $100,468)	100,000	101,035

	SHARES (000)
Short-Term Investments — 3.1%

Investment Companies — 3.1%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (h) (i) (Cost $213,251)	213,136	213,242

Total Investments — 100.3% (Cost $6,818,520)		6,832,901
Liabilities in Excess of Other Assets — (0.3)%		(22,279)

NET ASSETS — 100.0%		6,810,622

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement

SIFMA	The Securities Industry and Financial Markets Association
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2021.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	109

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2021

(Amounts in thousands, except per share amounts)

	JPMorgan High Yield Municipal Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)
ASSETS:
Investments in non-affiliates, at value	$495,904	$1,582,602	$307,485
Investments in affiliates, at value	5,698	7,161	1,085
Cash	28	—	—
Receivables:
Investment securities sold	198	400	5,750
Investment securities sold — delayed delivery securities	3,786	—	430
Fund shares sold	255	2,007	257
Interest from non-affiliates	5,308	16,820	3,009
Dividends from affiliates	1	1	—

Total Assets	511,178	1,608,991	318,016

LIABILITIES:
Payables:
Investment securities purchased	1,990	—	843
Investment securities purchased — delayed delivery securities	5,094	—	7,725
Fund shares redeemed	13,971	4,360	189
Accrued liabilities:
Investment advisory fees	119	188	58
Administration fees	23	13	9
Distribution fees	54	18	30
Service fees	22	48	19
Custodian and accounting fees	26	33	13
Other	128	82	58

Total Liabilities	21,427	4,742	8,944

Net Assets	$489,751	$1,604,249	$309,072

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

	JPMorgan High Yield Municipal Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)
NET ASSETS:
Paid-in-Capital	$477,284	$1,564,087	$296,971
Total distributable earnings (loss)	12,467	40,162	12,101

Total Net Assets	$489,751	$1,604,249	$309,072

Net Assets:
Class A	$179,459	$80,956	$125,754
Class C	32,499	4,626	9,178
Class I	256,624	829,847	111,724
Class R6	21,169	688,820	62,416

Total	$489,751	$1,604,249	$309,072

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	15,608	7,512	12,626
Class C	2,833	426	931
Class I	22,322	76,577	11,303
Class R6	1,841	63,586	6,317

Net Asset Value (a):
Class A — Redemption price per share	$11.50	$10.78	$9.96
Class C — Offering price per share (b)	11.47	10.88	9.86
Class I — Offering and redemption price per share	11.50	10.84	9.88
Class R6 — Offering and redemption price per share	11.50	10.83	9.88
Class A maximum sales charge	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.95	$11.03	$10.35

Cost of investments in non-affiliates	$480,095	$1,532,493	$294,873
Cost of investments in affiliates	5,698	7,154	1,083

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	111

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2021 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$593,433		$6,619,659
Investments in affiliates, at value	32,164		213,242
Cash	—		563
Deposits at broker for futures contracts	239		—
Receivables:
Investment securities sold	368		117,370
Investment securities sold — delayed delivery securities	477		745
Fund shares sold	859		3,058
Interest from non-affiliates	5,777		40,051
Dividends from affiliates	1		14
Due from adviser	—		50

Total Assets	633,318		6,994,752

LIABILITIES:
Payables:
Investment securities purchased	—	(a)	98,426
Investment securities purchased — delayed delivery securities	3,119		31,847
Fund shares redeemed	652		52,429
Variation margin on futures contracts	25		—
Accrued liabilities:
Investment advisory fees	140		—
Administration fees	34		—
Distribution fees	69		29
Service fees	13		1,048
Custodian and accounting fees	28		93
Trustees’ and Chief Compliance Officer’s fees	—		—	(a)
Other	58		258

Total Liabilities	4,138		184,130

Net Assets	$629,180		$6,810,622

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$602,361	$6,802,892
Total distributable earnings (loss)	26,819	7,730

Total Net Assets	$629,180	$6,810,622

Net Assets:
Class A	$302,134	$143,944
Class C	16,524	—
Class I	176,073	6,666,678
Class R6	134,449	—

Total	$629,180	$6,810,622

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	24,239	14,294
Class C	1,338	—
Class I	14,188	662,529
Class R6	10,837	—

Net Asset Value (a):
Class A — Redemption price per share	$12.46	$10.07
Class C — Offering price per share (b)	12.35	—
Class I — Offering and redemption price per share	12.41	10.06
Class R6 — Offering and redemption price per share	12.41	—
Class A maximum sales charge	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.95	$10.30

Cost of investments in non-affiliates	$556,351	$6,605,269
Cost of investments in affiliates	32,162	213,251

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	113

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2021

(Amounts in thousands)

	JPMorgan High Yield Municipal Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)
INVESTMENT INCOME:
Interest income from non-affiliates	$17,652	$31,916	$7,064
Dividend income from non-affiliates	2	—	—
Dividend income from affiliates	51	149	22

Total investment income	17,705	32,065	7,086

EXPENSES:
Investment advisory fees	1,700	4,192	883
Administration fees	364	1,258	221
Distribution fees:
Class A	420	168	283
Class C	262	38	83
Service fees:
Class A	420	168	283
Class C	87	13	28
Class I	673	1,790	268
Custodian and accounting fees	142	188	66
Interest expense to affiliates	— (a)	— (a)	— (a)
Professional fees	86	81	47
Trustees’ and Chief Compliance Officer’s fees	26	30	26
Printing and mailing costs	19	47	18
Registration and filing fees	151	112	87
Transfer agency fees (See Note 2.H.)	9	18	7
Other	12	35	16

Total expenses	4,371	8,138	2,316

Less fees waived	(1,248)	(4,161)	(697)
Less expense reimbursements	(105)	(4)	—

Net expenses	3,018	3,973	1,619

Net investment income (loss)	14,687	28,092	5,467

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(3,562)	1,210	(46)
Investments in affiliates	(2)	(19)	(4)

Net realized gain (loss)	(3,564)	1,191	(50)

Distributions of capital gains received from investment company affiliates	— (a)	— (a)	— (a)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(15,351)	(16,504)	(2,574)
Investments in affiliates	— (a)	6	2

Change in net unrealized appreciation/depreciation	(15,351)	(16,498)	(2,572)

Net realized/unrealized gains (losses)	(18,915)	(15,307)	(2,622)

Change in net assets resulting from operations	$(4,228)	$12,785	$2,845

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$16,512	$40,106
Dividend income from affiliates	50	711

Total investment income	16,562	40,817

EXPENSES:
Investment advisory fees	1,684	7,939
Administration fees	421	3,970
Distribution fees:
Class A	638	382
Class C	162	—
Service fees:
Class A	638	382
Class C	54	—
Class I	419	12,849
Custodian and accounting fees	158	482
Interest expense to affiliates	— (a)	13
Professional fees	36	122
Trustees’ and Chief Compliance Officer’s fees	27	41
Printing and mailing costs	31	43
Registration and filing fees	124	414
Transfer agency fees (See Note 2.H.)	18	34
Other	19	90

Total expenses	4,429	26,761

Less fees waived	(1,248)	(13,697)

Net expenses	3,181	13,064

Net investment income (loss)	13,381	27,753

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,205)	(6,119)
Investments in affiliates	7	(73)
Futures contracts	(608)	—

Net realized gain (loss)	(1,806)	(6,192)

Distributions of capital gains received from investment company affiliates	— (a)	— (a)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(9,755)	(6,193)
Investments in affiliates	1	(9)
Futures contracts	312	—

Change in net unrealized appreciation/depreciation	(9,442)	(6,202)

Net realized/unrealized gains (losses)	(11,248)	(12,394)

Change in net assets resulting from operations	$2,133	$15,359

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	115

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan High Yield Municipal Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,687	$9,327	$28,092	$30,983
Net realized gain (loss)	(3,564)	1,187	1,191	5,377
Distributions of capital gains received from investment company affiliates	— (a)	—	— (a)	—
Change in net unrealized appreciation/depreciation	(15,351)	28,740	(16,498)	49,005

Change in net assets resulting from operations	(4,228)	39,254	12,785	85,365

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(5,122)	(3,137)	(779)	(652)
Class C	(890)	(644)	(33)	(41)
Class I	(8,504)	(5,749)	(11,441)	(12,180)
Class R6	(439)	(103)	(14,636)	(18,526)

Total distributions to shareholders	(14,955)	(9,633)	(26,889)	(31,399)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(25,822)	346,641	(43,014)	129,277

NET ASSETS:
Change in net assets	(45,005)	376,262	(57,118)	183,243
Beginning of period	534,756	158,494	1,661,367	1,478,124

End of period	$489,751	$534,756	$1,604,249	$1,661,367

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)		JPMorgan Tax Free Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,467	$5,026	$13,381	$12,273
Net realized gain (loss)	(50)	(362)	(1,806)	(522)
Distributions of capital gains received from investment company affiliates	— (a)	—	— (a)	—
Change in net unrealized appreciation/depreciation	(2,572)	11,661	(9,442)	33,879

Change in net assets resulting from operations	2,845	16,325	2,133	45,630

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,927)	(1,506)	(5,779)	(4,479)
Class C	(125)	(188)	(357)	(558)
Class I	(2,091)	(2,040)	(4,166)	(4,385)
Class R6	(1,289)	(1,287)	(2,984)	(2,816)

Total distributions to shareholders	(5,432)	(5,021)	(13,286)	(12,238)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	26,239	75,558	88,555	135,787

NET ASSETS:
Change in net assets	23,652	86,862	77,402	169,179
Beginning of period	285,420	198,558	551,778	382,599

End of period	$309,072	$285,420	$629,180	$551,778

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	117

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Ultra-Short Municipal Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,753	$47,954
Net realized gain (loss)	(6,192)	(635)
Distributions of capital gains received from investment company affiliates	— (a)	—
Change in net unrealized appreciation/depreciation	(6,202)	17,937

Change in net assets resulting from operations	15,359	65,256

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(512)	(694)
Class I	(26,593)	(47,204)

Total distributions to shareholders	(27,105)	(47,898)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,664,857	1,051,707

NET ASSETS:
Change in net assets	2,653,111	1,069,065
Beginning of period	4,157,511	3,088,446

End of period	$6,810,622	$4,157,511

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

	JPMorgan High Yield Municipal Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$56,724	$157,088	$60,770	$32,090
Distributions reinvested	5,048	3,085	771	648
Cost of shares redeemed	(68,231)	(18,889)	(33,469)	(14,332)

Change in net assets resulting from Class A capital transactions	(6,459)	141,284	28,072	18,406

Class C
Proceeds from shares issued	11,663	22,062	3,057	2,099
Distributions reinvested	877	619	31	34
Cost of shares redeemed	(16,305)	(5,415)	(2,785)	(2,564)

Change in net assets resulting from Class C capital transactions	(3,765)	17,266	303	(431)

Class I
Proceeds from shares issued	164,748	221,490	569,979	310,487
Distributions reinvested	8,426	5,733	11,270	11,873
Cost of shares redeemed	(203,574)	(43,564)	(386,079)	(275,025)

Change in net assets resulting from Class I capital transactions	(30,400)	183,659	195,170	47,335

Class R6
Proceeds from shares issued	17,390	5,577	255,400	300,185
Distributions reinvested	439	102	14,404	18,420
Cost of shares redeemed	(3,027)	(1,247)	(536,363)	(254,638)

Change in net assets resulting from Class R6 capital transactions	14,802	4,432	(266,559)	63,967

Total change in net assets resulting from capital transactions	$(25,822)	$346,641	$(43,014)	$129,277

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	119

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan High Yield Municipal Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	5,104	13,674	5,628	3,003
Reinvested	455	268	71	60
Redeemed	(6,266)	(1,633)	(3,106)	(1,341)

Change in Class A Shares	(707)	12,309	2,593	1,722

Class C
Issued	1,076	1,928	287	194
Reinvested	79	54	3	3
Redeemed	(1,483)	(473)	(257)	(238)

Change in Class C Shares	(328)	1,509	33	(41)

Class I
Issued	15,171	19,345	52,415	28,928
Reinvested	761	498	1,039	1,106
Redeemed	(18,464)	(3,786)	(35,675)	(25,587)

Change in Class I Shares	(2,532)	16,057	17,779	4,447

Class R6
Issued	1,568	485	23,492	27,999
Reinvested	39	9	1,330	1,717
Redeemed	(274)	(109)	(49,385)	(23,752)

Change in Class R6 Shares	1,333	385	(24,563)	5,964

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)		JPMorgan Tax Free Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$47,636	$44,590	$135,267	$122,167
Distributions reinvested	1,899	1,476	5,656	4,347
Cost of shares redeemed	(20,025)	(12,912)	(66,686)	(40,378)

Change in net assets resulting from Class A capital transactions	29,510	33,154	74,237	86,136

Class C
Proceeds from shares issued	2,266	4,262	3,303	6,842
Distributions reinvested	122	176	348	539
Cost of shares redeemed	(5,965)	(5,022)	(13,493)	(10,107)

Change in net assets resulting from Class C capital transactions	(3,577)	(584)	(9,842)	(2,726)

Class I
Proceeds from shares issued	46,166	49,981	62,872	56,040
Distributions reinvested	2,043	1,971	3,783	4,060
Cost of shares redeemed	(49,863)	(15,978)	(63,956)	(29,103)

Change in net assets resulting from Class I capital transactions	(1,654)	35,974	2,699	30,997

Class R6
Proceeds from shares issued	21,958	14,651	53,081	37,282
Distributions reinvested	1,273	1,269	2,981	2,816
Cost of shares redeemed	(21,271)	(8,906)	(34,601)	(18,718)

Change in net assets resulting from Class R6 capital transactions	1,960	7,014	21,461	21,380

Total change in net assets resulting from capital transactions	$26,239	$75,558	$88,555	$135,787

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	121

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)		JPMorgan Tax Free Bond Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28, 2021	Year Ended February 29, 2020
SHARE TRANSACTIONS:
Class A
Issued	4,791	4,540	10,911	9,980
Reinvested	191	151	457	355
Redeemed	(2,020)	(1,318)	(5,436)	(3,309)

Change in Class A Shares	2,962	3,373	5,932	7,026

Class C
Issued	231	441	270	565
Reinvested	12	18	28	45
Redeemed	(610)	(518)	(1,108)	(835)

Change in Class C Shares	(367)	(59)	(810)	(225)

Class I
Issued	4,691	5,130	5,111	4,611
Reinvested	207	202	308	334
Redeemed	(5,135)	(1,639)	(5,317)	(2,400)

Change in Class I Shares	(237)	3,693	102	2,545

Class R6
Issued	2,208	1,508	4,304	3,067
Reinvested	129	131	242	231
Redeemed	(2,149)	(920)	(2,866)	(1,547)

Change in Class R6 Shares	188	719	1,680	1,751

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

	JPMorgan Ultra-Short Municipal Fund
	Year Ended February 28, 2021	Year Ended February 29, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$246,999	$117,084
Distributions reinvested	512	694
Cost of shares redeemed	(210,001)	(78,616)

Change in net assets resulting from Class A capital transactions	37,510	39,162

Class I
Proceeds from shares issued	8,428,561	3,458,713
Distributions reinvested	26,591	47,013
Cost of shares redeemed	(5,827,805)	(2,493,181)

Change in net assets resulting from Class I capital transactions	2,627,347	1,012,545

Total change in net assets resulting from capital transactions	$2,664,857	$1,051,707

SHARE TRANSACTIONS:
Class A
Issued	24,565	11,622
Reinvested	51	69
Redeemed	(20,899)	(7,822)

Change in Class A Shares	3,717	3,869

Class I
Issued	837,628	344,011
Reinvested	2,647	4,680
Redeemed	(579,918)	(248,088)

Change in Class I Shares	260,357	100,603

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan High Yield Municipal Fund
Class A
Year Ended February 28, 2021	$11.93	$0.33	$(0.42)	$(0.09)	$(0.33)	$(0.01)	$(0.34)
Year Ended February 29, 2020	10.88	0.32	1.05	1.37	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2019	10.78	0.36	0.09	0.45	(0.35)	—	(0.35)
Year Ended February 28, 2018	10.82	0.28	(0.04)	0.24	(0.28)	—	(0.28)
Year Ended February 28, 2017	10.99	0.29	(0.17)	0.12	(0.29)	—	(0.29)

Class C
Year Ended February 28, 2021	11.90	0.28	(0.43)	(0.15)	(0.27)	(0.01)	(0.28)
Year Ended February 29, 2020	10.85	0.27	1.05	1.32	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2019	10.76	0.30	0.09	0.39	(0.30)	—	(0.30)
Year Ended February 28, 2018	10.80	0.22	(0.03)	0.19	(0.23)	—	(0.23)
Year Ended February 28, 2017	10.97	0.23	(0.17)	0.06	(0.23)	—	(0.23)

Class I
Year Ended February 28, 2021	11.93	0.34	(0.42)	(0.08)	(0.34)	(0.01)	(0.35)
Year Ended February 29, 2020	10.87	0.34	1.06	1.40	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2019	10.78	0.37	0.08	0.45	(0.36)	—	(0.36)
Year Ended February 28, 2018	10.82	0.29	(0.03)	0.26	(0.30)	—	(0.30)
Year Ended February 28, 2017	10.99	0.30	(0.17)	0.13	(0.30)	—	(0.30)

Class R6
Year Ended February 28, 2021	11.93	0.36	(0.43)	(0.07)	(0.35)	(0.01)	(0.36)
Year Ended February 29, 2020	10.87	0.35	1.06	1.41	(0.34)	(0.01)	(0.35)
November 1, 2018 (f) through February 28, 2019	10.53	0.14	0.33	0.47	(0.13)	—	(0.13)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.50	(0.61)%	$179,459	0.65%	2.99%	1.02%	39%
11.93	12.81	194,623	0.64	2.80	1.06	18
10.88	4.28	43,565	0.64	3.32	1.22	130
10.78	2.25	35,071	0.64	2.56	1.20	17
10.82	1.07	43,639	0.64	2.59	1.23	16

11.47	(1.11)	32,499	1.14	2.50	1.51	39
11.90	12.29	37,623	1.14	2.34	1.57	18
10.85	3.67	17,929	1.14	2.82	1.71	130
10.76	1.74	18,675	1.14	2.06	1.70	17
10.80	0.58	20,864	1.14	2.09	1.73	16

11.50	(0.51)	256,624	0.55	3.09	0.76	39
11.93	13.02	296,450	0.54	2.92	0.81	18
10.87	4.29	95,662	0.54	3.45	0.97	130
10.78	2.36	51,274	0.54	2.66	0.95	17
10.82	1.17	35,502	0.54	2.68	0.97	16

11.50	(0.41)	21,169	0.45	3.16	0.51	39
11.93	13.12	6,060	0.44	3.01	0.56	18
10.87	4.46	1,338	0.39	4.09	1.23	130

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Year Ended February 28, 2021	$10.86	$0.13	$(0.08)	$0.05	$(0.13)	$—	$(0.13)
Year Ended February 29, 2020	10.49	0.16	0.37	0.53	(0.16)	—	(0.16)
Year Ended February 28, 2019	10.39	0.16	0.10	0.26	(0.16)	—	(0.16)
Year Ended February 28, 2018	10.48	0.12	(0.09)	0.03	(0.12)	—	(0.12)
Year Ended February 28, 2017	10.71	0.10	(0.17)	(0.07)	(0.10)	(0.06)	(0.16)

Class C
Year Ended February 28, 2021	10.96	0.08	(0.09)	(0.01)	(0.07)	—	(0.07)
Year Ended February 29, 2020	10.59	0.11	0.37	0.48	(0.11)	—	(0.11)
Year Ended February 28, 2019	10.48	0.11	0.11	0.22	(0.11)	—	(0.11)
Year Ended February 28, 2018	10.56	0.06	(0.08)	(0.02)	(0.06)	—	(0.06)
Year Ended February 28, 2017	10.80	0.04	(0.17)	(0.13)	(0.05)	(0.06)	(0.11)

Class I
Year Ended February 28, 2021	10.92	0.18	(0.09)	0.09	(0.17)	—	(0.17)
Year Ended February 29, 2020	10.55	0.21	0.37	0.58	(0.21)	—	(0.21)
Year Ended February 28, 2019	10.44	0.21	0.11	0.32	(0.21)	—	(0.21)
Year Ended February 28, 2018	10.53	0.16	(0.09)	0.07	(0.16)	—	(0.16)
Year Ended February 28, 2017	10.76	0.15	(0.17)	(0.02)	(0.15)	(0.06)	(0.21)

Class R6
Year Ended February 28, 2021	10.91	0.19	(0.09)	0.10	(0.18)	—	(0.18)
Year Ended February 29, 2020	10.54	0.21	0.38	0.59	(0.22)	—	(0.22)
October 1, 2018 (f) through February 28, 2019	10.39	0.09	0.15	0.24	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.78	0.43%	$80,956	0.69%	1.20%	0.86%	21%
10.86	5.12	53,408	0.70	1.48	0.86	24
10.49	2.55	33,554	0.70	1.54	0.86	42
10.39	0.26	32,373	0.69	1.10	0.86	73
10.48	(0.69)	30,535	0.73	0.91	0.88	31

10.88	(0.09)	4,626	1.19	0.72	1.36	21
10.96	4.52	4,303	1.20	0.99	1.36	24
10.59	2.10	4,590	1.20	1.03	1.38	42
10.48	(0.19)	6,406	1.19	0.56	1.37	73
10.56	(1.27)	14,013	1.23	0.41	1.40	31

10.84	0.87	829,847	0.24	1.66	0.60	21
10.92	5.56	641,836	0.24	1.94	0.61	24
10.55	3.09	573,350	0.25	1.97	0.61	42
10.44	0.70	1,680,807	0.24	1.53	0.60	73
10.53	(0.20)	1,887,149	0.25	1.40	0.48	31

10.83	0.92	688,820	0.19	1.72	0.35	21
10.91	5.61	961,820	0.19	1.99	0.36	24
10.54	2.31	866,630	0.19	2.19	0.37	42

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)
Class A
Year Ended February 28, 2021	$10.02	$0.17		$(0.06)	$0.11	$(0.17)	$—	$(0.17)
Year Ended February 29, 2020	9.55	0.20		0.47	0.67	(0.20)	—	(0.20)
Year Ended February 28, 2019	9.52	0.21		0.08	0.29	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2018	9.70	0.23	(f)	(0.11)	0.12	(0.23)	(0.07)	(0.30)
Year Ended February 28, 2017	10.10	0.24		(0.28)	(0.04)	(0.24)	(0.12)	(0.36)

Class C
Year Ended February 28, 2021	9.92	0.11		(0.06)	0.05	(0.11)	—	(0.11)
Year Ended February 29, 2020	9.45	0.14		0.47	0.61	(0.14)	—	(0.14)
Year Ended February 28, 2019	9.42	0.16		0.08	0.24	(0.16)	(0.05)	(0.21)
Year Ended February 28, 2018	9.61	0.17	(f)	(0.12)	0.05	(0.17)	(0.07)	(0.24)
Year Ended February 28, 2017	10.00	0.18		(0.26)	(0.08)	(0.19)	(0.12)	(0.31)

Class I
Year Ended February 28, 2021	9.95	0.19		(0.07)	0.12	(0.19)	—	(0.19)
Year Ended February 29, 2020	9.48	0.22		0.47	0.69	(0.22)	—	(0.22)
Year Ended February 28, 2019	9.45	0.24		0.08	0.32	(0.24)	(0.05)	(0.29)
Year Ended February 28, 2018	9.63	0.25	(f)	(0.11)	0.14	(0.25)	(0.07)	(0.32)
Year Ended February 28, 2017	10.03	0.26		(0.27)	(0.01)	(0.27)	(0.12)	(0.39)

Class R6
Year Ended February 28, 2021	9.94	0.20		(0.06)	0.14	(0.20)	—	(0.20)
Year Ended February 29, 2020	9.48	0.23		0.46	0.69	(0.23)	—	(0.23)
Year Ended February 28, 2019	9.45	0.25		0.08	0.33	(0.25)	(0.05)	(0.30)
November 6, 2017 (g) through February 28, 2018	9.74	0.08	(f)	(0.21)	(0.13)	(0.09)	(0.07)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.96	1.09%	$125,754	0.69%	1.71%		0.96%	22%
10.02	7.04	96,844	0.70	2.02		0.99	7
9.55	3.15	60,078	0.70	2.26		1.01	13
9.52	1.16	66,258	0.69	2.33	(f)	1.01	21
9.70	(0.40)	76,684	0.77	2.39		1.00	15

9.86	0.54	9,178	1.24	1.16		1.46	22
9.92	6.52	12,868	1.25	1.49		1.51	7
9.45	2.61	12,833	1.25	1.71		1.51	13
9.42	0.51	15,138	1.24	1.78	(f)	1.51	21
9.61	(0.87)	17,137	1.34	1.83		1.50	15

9.88	1.25	111,724	0.44	1.96		0.71	22
9.95	7.36	114,772	0.44	2.28		0.74	7
9.48	3.43	74,386	0.45	2.51		0.76	13
9.45	1.42	71,161	0.44	2.57	(f)	0.74	21
9.63	(0.16)	176,990	0.53	2.64		0.72	15

9.88	1.46	62,416	0.34	2.06		0.46	22
9.94	7.36	60,936	0.34	2.38		0.49	7
9.48	3.54	51,261	0.35	2.61		0.50	13
9.45	(1.42)	64,738	0.34	2.67	(f)	0.57	21

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Bond Fund
Class A
Year Ended February 28, 2021	$12.66	$0.28	$(0.20)	$0.08		$(0.28)	$—	$(0.28)
Year Ended February 29, 2020	11.77	0.32	0.89	1.21		(0.32)	—	(0.32)
Year Ended February 28, 2019	11.82	0.40	(0.05)	0.35		(0.40)	—	(0.40)
Year Ended February 28, 2018	11.93	0.39	(0.11)	0.28		(0.39)	—	(0.39)
Year Ended February 28, 2017	12.57	0.40	(0.40)	—	(f)	(0.39)	(0.25)	(0.64)

Class C
Year Ended February 28, 2021	12.55	0.21	(0.21)	—	(f)	(0.20)	—	(0.20)
Year Ended February 29, 2020	11.67	0.25	0.87	1.12		(0.24)	—	(0.24)
Year Ended February 28, 2019	11.72	0.33	(0.05)	0.28		(0.33)	—	(0.33)
Year Ended February 28, 2018	11.84	0.32	(0.12)	0.20		(0.32)	—	(0.32)
Year Ended February 28, 2017	12.48	0.31	(0.39)	(0.08)		(0.31)	(0.25)	(0.56)

Class I
Year Ended February 28, 2021	12.61	0.31	(0.21)	0.10		(0.30)	—	(0.30)
Year Ended February 29, 2020	11.72	0.34	0.89	1.23		(0.34)	—	(0.34)
Year Ended February 28, 2019	11.77	0.42	(0.05)	0.37		(0.42)	—	(0.42)
Year Ended February 28, 2018	11.88	0.42	(0.11)	0.31		(0.42)	—	(0.42)
Year Ended February 28, 2017	12.53	0.42	(0.40)	0.02		(0.42)	(0.25)	(0.67)

Class R6
Year Ended February 28, 2021	12.60	0.31	(0.19)	0.12		(0.31)	—	(0.31)
Year Ended February 29, 2020	11.72	0.35	0.88	1.23		(0.35)	—	(0.35)
October 1, 2018 (g) through February 28, 2019	11.61	0.17	0.11	0.28		(0.17)	—	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$12.46	0.66%	$302,134	0.66%	2.28%	0.95%	23%
12.66	10.37	231,815	0.67	2.58	0.97	31
11.77	3.00	132,813	0.67	3.40	1.00	53
11.82	2.36	130,462	0.66	3.27	0.98	39
11.93	(0.03)	148,987	0.66	3.16	1.00	73

12.35	0.07	16,524	1.24	1.70	1.45	23
12.55	9.73	26,965	1.25	2.05	1.48	31
11.67	2.43	27,701	1.25	2.81	1.49	53
11.72	1.70	25,172	1.24	2.69	1.48	39
11.84	(0.66)	32,052	1.31	2.50	1.50	73

12.41	0.88	176,073	0.45	2.50	0.70	23
12.61	10.66	177,584	0.45	2.82	0.72	31
11.72	3.24	135,295	0.45	3.61	0.74	53
11.77	2.60	160,391	0.44	3.49	0.72	39
11.88	0.09	141,356	0.47	3.34	0.74	73

12.41	1.01	134,449	0.40	2.55	0.45	23
12.60	10.63	115,414	0.40	2.87	0.47	31
11.72	2.44	86,790	0.40	3.61	0.51	53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	131

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
JPMorgan Ultra-Short Municipal Fund
Class A
Year Ended February 28, 2021	$10.08	$0.03	$—	(f)	$0.03	$(0.04)
Year Ended February 29, 2020	10.03	0.12	0.06		0.18	(0.13)
Year Ended February 28, 2019	10.01	0.13	—	(f)	0.13	(0.11)
Year Ended February 28, 2018	10.02	0.07	(0.02)		0.05	(0.06)
May 31, 2016 (h) through February 28, 2017	10.00	0.06	(0.01)		0.05	(0.03)

Class I
Year Ended February 28, 2021	10.07	0.05	—	(f)	0.05	(0.06)
Year Ended February 29, 2020	10.02	0.14	0.05		0.19	(0.14)
Year Ended February 28, 2019	10.00	0.14	0.02		0.16	(0.14)
Year Ended February 28, 2018	10.02	0.09	(0.03)		0.06	(0.08)
May 31, 2016 (h) through February 28, 2017	10.00	0.06	—	(f)	0.06	(0.04)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$10.07	0.30%	$143,944	0.44%		0.35%		0.75%		71%
10.08	1.76	106,625	0.45		1.23		0.76		48
10.03	1.33	67,256	0.44		1.32		0.77		50
10.01	0.47	772	0.44	(g)	0.67	(g)	0.85	(g)	71
10.02	0.52	519	0.44	(g)	0.81	(g)	2.56	(g)	80

10.06	0.51	6,666,678	0.24		0.53		0.50		71
10.07	1.96	4,050,886	0.25		1.43		0.50		48
10.02	1.60	3,021,190	0.24		1.42		0.52		50
10.00	0.63	2,064,297	0.24	(g)	0.90	(g)	0.56	(g)	71
10.02	0.65	31,656	0.27	(g)	0.74	(g)	2.00	(g)	80

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	133

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 5 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan High Yield Municipal Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Sustainable Municipal Income Fund(1)	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified

(1)	Effective September 15, 2020, JPMorgan Municipal Income Fund changed its name to JPMorgan Sustainable Municipal Income Fund.

The investment objective of JPMorgan High Yield Municipal Fund (“High Yield Municipal Fund”) is to seek a high level of current income exempt from federal income taxes.

The investment objective of JPMorgan Sustainable Municipal Income Fund (“Sustainable Municipal Income Fund”) is to seek current income exempt from federal income taxes.

The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts

134	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

High Yield Municipal Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—	$—	(a)	$—	(a)
Municipal Bonds	—	495,904	—		495,904
Short-Term Investments
Investment Companies	5,698	—	—		5,698

Total Investments in Securities	$5,698	$495,904	$—	(a)	$501,602

Short-Intermediate Municipal Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$96	$—	$96
Municipal Bonds	—	1,582,506	—	1,582,506
Short-Term Investments
Investment Companies	7,161	—	—	7,161

Total Investments in Securities	$7,161	$1,582,602	$—	$1,589,763

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	135

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

Sustainable Municipal Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Municipal Bonds
Alabama	$—	$1,299	$—		$1,299
Alaska	—	588	—		588
Arizona	—	6,810	—		6,810
California	—	16,543	—		16,543
Colorado	—	10,821	—	(b)	10,821
Connecticut	—	7,546	—		7,546
Delaware	—	2,738	—		2,738
District of Columbia	—	9,373	—		9,373
Florida	—	26,464	—		26,464
Georgia	—	3,799	—		3,799
Guam	—	751	—		751
Illinois	—	10,001	—		10,001
Indiana	—	10,325	—		10,325
Iowa	—	3,788	—		3,788
Louisiana	—	844	—		844
Maine	—	2,335	—		2,335
Maryland	—	3,462	—		3,462
Massachusetts	—	20,275	—		20,275
Michigan	—	3,235	—		3,235
Minnesota	—	7,393	—		7,393
Mississippi	—	1,506	—		1,506
Missouri	—	4,383	—		4,383
Nebraska	—	1,966	—		1,966
Nevada	—	1,410	—		1,410
New Hampshire	—	7,328	—		7,328
New Jersey	—	13,202	—		13,202
New Mexico	—	1,257	—		1,257
New York	—	17,249	—		17,249
North Carolina	—	3,529	—		3,529
North Dakota	—	2,342	—		2,342
Ohio	—	14,666	—		14,666
Oklahoma	—	201	—		201
Oregon	—	66	—		66
Other	—	946	—		946
Pennsylvania	—	18,486	—		18,486
South Carolina	—	2,095	—		2,095
South Dakota	—	3,047	—		3,047
Tennessee	—	3,793	—		3,793
Texas	—	19,821	—		19,821
Utah	—	8,304	—		8,304
Vermont	—	5,993	—		5,993
Virginia	—	1,086	—		1,086
Washington	—	13,747	—		13,747
Wisconsin	—	10,856	—		10,856
Wyoming	—	1,816	—		1,816

Total Municipal Bonds	—	307,485	—	(b)	307,485

Short-Term Investments
Investment Companies	1,085	—	—		1,085

Total Investments in Securities	$1,085	$307,485	$—	(b)	$308,570

136	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$593,433	$—	$593,433
Short-Term Investments
Investment Companies	32,164	—	—	32,164

Total Investments in Securities	$32,164	$593,433	$—	$625,597

Appreciation in Other Financial Instruments
Futures Contracts	$53	$—	$—	$53

Ultra-Short Municipal Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$6,518,624	$—	$6,518,624
U.S. Treasury Obligations	—	101,035	—	101,035
Short-Term Investments
Investment Companies	213,242	—	—	213,242

Total Investments in Securities	$213,242	$6,619,659	$—	$6,832,901

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of February 28, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

The Funds, except Short-Intermediate Municipal Bond Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2021, which are shown as a Receivable for Investment securities sold — delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2021 are detailed on the SOIs.

D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	137

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Funds did not lend out any securities during the year ended February 28, 2021.

E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below.

High Yield Municipal Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at February 28, 2021	Shares at February 28, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (a) (b)	$44,883	$224,138	$263,321	$(2)	$—	(c)	$5,698	5,695	$51	$—	(c)

Short-Intermediate Municipal Bond Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (a) (b)	$48,403	$898,801	$940,030	$(19)	$6	$7,161	7,158	$149	$—	(c)

Sustainable Municipal Income Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (a) (b)	$13,683	$97,632	$110,228	$(4)	$2	$1,085	1,084	$22	$—	(c)

138	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

Tax Free Bond Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (a) (b)	$27,433	$208,596	$203,873	$7	$1	$32,164	32,148	$50	$—	(c)

Ultra-Short Municipal Fund

For the year ended February 28, 2021
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2021	Shares at February 28, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03% (a) (b)	$50,592	$7,645,268	$7,482,536	$(73)	$(9)	$213,242	213,136	$711	$—	(c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2021.
(c)	Amount rounds to less than one thousand.

F. Futures Contracts — Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Fund’s futures contracts activity during the year ended February 28, 2021:

Tax Free Bond Fund
Futures Contracts — Interest:
Average Notional Balance Short	$9,037
Ending Notional Balance Short	5,991

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	139

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

H. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2021 are as follows:

	Class A	Class C		Class I	Class R6		Total
High Yield Municipal Fund
Transfer agency fees	$4	$1		$4	$—	(a)	$9
Short-Intermediate Municipal Bond Fund
Transfer agency fees	4	1		6	7		18
Sustainable Municipal Income Fund
Transfer agency fees	4	—	(a)	2	1		7
Tax Free Bond Fund
Transfer agency fees	13	1		3	1		18
Ultra-Short Municipal Fund
Transfer agency fees	2	n/a		32	n/a		34

(a)	Amount rounds to less than one thousand.

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
High Yield Municipal Fund	$8	$(55)	$47
Short-Intermediate Municipal Bond Fund	(1,220)	1,220	—	(a)
Sustainable Municipal Income Fund	2	(3)	1
Tax Free Bond Fund	(8)	7	1
Ultra-Short Municipal Fund	(329)	284	45

(a)	Amount rounds to less than one thousand.

The reclassifications for the Funds relate primarily to callable bonds.

K. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

140	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

High Yield Municipal Fund	0.35%
Short-Intermediate Municipal Bond Fund	0.25
Sustainable Municipal Income Fund	0.30
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the year ended February 28, 2021, the effective rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C
0.25%	0.75%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2021, JPMDS retained the following:

	Front-End Sales Charge	CDSC
High Yield Municipal Fund	$10	$2
Short-Intermediate Municipal Bond Fund	14	—
Sustainable Municipal Income Fund	4	—
Tax Free Bond Fund	17	2
Ultra-Short Municipal Fund	1	—

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I
High Yield Municipal Fund	0.25%	0.25%	0.25%
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Sustainable Municipal Income Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	141

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R6
High Yield Municipal Fund	0.65%	1.15%	0.55%	0.45%
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Sustainable Municipal Income Fund	0.70	1.25	0.45	0.35
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a

The expense limitation agreements were in effect for the year ended February 28, 2021 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2021.

For the year ended February 28, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
High Yield Municipal Fund	$191	$127	$913	$1,231	$105
Short-Intermediate Municipal Bond Fund	1,557	1,038	1,441	4,036	4
Sustainable Municipal Income Fund	202	134	346	682	—
Tax Free Bond Fund	155	104	968	1,227	—
Ultra-Short Municipal Fund	7,939	3,970	1,302	13,211	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2021 were as follows:

High Yield Municipal Fund	$17
Short-Intermediate Municipal Bond Fund	125
Sustainable Municipal Income Fund	15
Tax Free Bond Fund	21
Ultra-Short Municipal Fund	486

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2021, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

142	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
High Yield Municipal Fund	$194,088	$182,949	$—	$—
Short-Intermediate Municipal Bond Fund	328,698	398,914	—	—
Sustainable Municipal Income Fund	98,877	62,863	—	—
Tax Free Bond Fund	201,022	126,284	—	—
Ultra-Short Municipal Fund	4,472,810	3,042,714	100,930	—

During the year ended February 28, 2021, there were no sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Municipal Fund	$485,657	$19,471	$3,526	$15,945
Short-Intermediate Municipal Bond Fund	1,539,447	53,598	3,282	50,316
Sustainable Municipal Income Fund	295,945	13,249	624	12,625
Tax Free Bond Fund	588,516	38,612	1,478	37,134
Ultra-Short Municipal Fund	6,818,427	18,826	4,352	14,474

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to callable bonds.

The tax character of distributions paid during the year ended February 28, 2021 was as follows:

	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
High Yield Municipal Fund	$656	$14,299	$14,955
Short-Intermediate Municipal Bond Fund	164	26,725	26,889
Sustainable Municipal Income Fund	4	5,428	5,432
Tax Free Bond Fund	5	13,281	13,286
Ultra-Short Municipal Fund	498	26,607	27,105

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2020 was as follows:

	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
High Yield Municipal Fund	$623	$9,010	$9,633
Short-Intermediate Municipal Bond Fund	7	31,392	31,399
Sustainable Municipal Income Fund	1	5,020	5,021
Tax Free Bond Fund	13	12,225	12,238
Ultra-Short Municipal Fund	5	47,893	47,898

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	143

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

As of February 28, 2021, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
High Yield Municipal Fund	$(3,374)	$110	$15,945
Short-Intermediate Municipal Bond Fund	(10,315)	237	50,316
Sustainable Municipal Income Fund	(379)	51	12,625
Tax Free Bond Fund	(10,352)	109	37,134
Ultra-Short Municipal Fund	(7,130)	421	14,474

The cumulative timing differences primarily consist of callable bonds.

As of February 28, 2021, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
High Yield Municipal Fund	$2,324	$1,050
Short-Intermediate Municipal Bond Fund	10,315	—
Sustainable Municipal Income Fund	—	379
Tax Free Bond Fund	6,507	3,845
Ultra-Short Municipal Fund	5,585	1,545

Net capital (gains) losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2021, the Funds deferred to March 1, 2021 the following net capital (gains) losses of:

	Net Capital Losses (Gains)
	Short-Term	Long-Term
High Yield Municipal Fund	$—	$185
Sustainable Municipal Income Fund	—	144
Ultra-Short Municipal Fund	8	(5)

During the year ended February 28, 2021, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
Short-Intermediate Municipal Bond Fund	$—	$1,209
Sustainable Municipal Income Fund	11	—
Tax Free Bond Fund	—	19

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the year ended February 28, 2021.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2021.

144	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which has increased to 1.25% pursuant to the amendment referenced below, plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 11, 2020, this agreement has been amended and restated for a term of 364 days, unless extended, and to include the change to the interest rate charged for borrowing from the Credit Facility to 1.25%, as noted above, and an upfront fee of 0.075% of the Credit Facility to be charged and paid by all participating funds of the Credit Facility.

The Funds did not utilize the Credit Facility during the year ended February 28, 2021.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
High Yield Municipal Fund	1	14.6%	3	43.1%
Short-Intermediate Municipal Bond Fund	1	76.5	1	11.4
Sustainable Municipal Income Fund	1	46.3	2	31.4
Tax Free Bond Fund	1	48.5	1	24.9
Ultra-Short Municipal Fund	1	82.7	1	12.4

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	145

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2021 (continued)

(Dollar values in thousands)

counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

Sustainable Municipal Income Fund’s investment in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits could cause it to perform differently compared to funds that do not have such a policy. Investing in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the municipal bonds identified by the Adviser’s use of proceeds determination do not operate as expected when addressing positive social or environmental benefits. The Adviser’s assessment of the positive social or environmental impact of a municipal bond’s proceeds is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in bonds that do not comply with the Fund’s approach towards considering social or environmental characteristics. The factors that the Adviser considers in evaluating whether a security has positive social or environmental benefits may change over time. There are significant differences in interpretations of what it means to promote positive social or environmental benefits. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

146	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan High Yield Municipal Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Sustainable Municipal Income Fund, JPMorgan Tax Free Bond Fund and JPMorgan Ultra-Short Municipal Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan High Yield Municipal Fund (one of the funds constituting JPMorgan Trust I), JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund) and JPMorgan Tax Free Bond Fund (three of the funds constituting JPMorgan Trust II) and JPMorgan Ultra-Short Municipal Fund (one of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the “Funds”) as of February 28, 2021, the related statements of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 26, 2021

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	147

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chair since 2020; Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	127	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Stephen P. Fisher (1959); Trustee of Trusts since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	127	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Kathleen M. Gallagher (1958); Trustee of the Trusts since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	127	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (financial services and insurance) (2017-present); Advisory Board Member, Fiduciary Solutions, State Street Global Advisors (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Dennis P. Harrington* (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (accounting firm) (serving in various roles 1984-2012).	127	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	127	None

148	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner** (1953); Trustee of Trusts since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	127	Advisory Board Member, Penso Advisors LLC (2020-present); Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Global Fiduciary Solutions Board (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Mary E. Martinez (1960); Vice Chair since 2021; Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	127	None

Marilyn McCoy (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President, of Administration and Planning, Northwestern University (1985-present).	127	None

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	127	Trustee and Vice Chair, Trout Unlimited (2017-present); Trustee, American Museum of Fly Fishing (2013-present); Trustee, Dartmouth-Hitchcock Medical Center (2011-present);
			Trustee, American University in Cairo (1999-2014).

Marian U. Pardo*** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	127	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	149

TRUSTEES

(Unaudited) (continued)

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Boards of Trustees serve currently includes ten registered investment companies (127 funds).

*

Two family members of Mr. Harrington are employed as a partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Boards that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Boards have concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**

A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

150	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014.

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary since 2010)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.). Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)***	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)***	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management Inc. since February 2020, formerly Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from August 2006 to January 2020.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	151

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2020, and continued to hold your shares at the end of the reporting period, February 28, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan High Yield Municipal Fund
Class A
Actual	$1,000.00	$1,045.20	$3.30	0.65%
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class C
Actual	1,000.00	1,041.70	5.82	1.15
Hypothetical	1,000.00	1,019.09	5.76	1.15
Class I
Actual	1,000.00	1,045.70	2.79	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55
Class R6
Actual	1,000.00	1,046.20	2.28	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45

JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	1,000.60	3.42	0.69
Hypothetical	1,000.00	1,021.37	3.46	0.69
Class C
Actual	1,000.00	998.00	5.90	1.19
Hypothetical	1,000.00	1,018.89	5.96	1.19
Class I
Actual	1,000.00	1,002.80	1.19	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
Class R6
Actual	1,000.00	1,003.00	0.94	0.19
Hypothetical	1,000.00	1,023.85	0.95	0.19

152	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Sustainable Municipal Income Fund (formerly known as JPMorgan Municipal Income Fund)
Class A
Actual	$1,000.00	$1,005.10	$3.43	0.69%
Hypothetical	1,000.00	1,021.37	3.46	0.69
Class C
Actual	1,000.00	1,002.40	6.16	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class I
Actual	1,000.00	1,006.40	2.19	0.44
Hypothetical	1,000.00	1,022.61	2.21	0.44
Class R6
Actual	1,000.00	1,006.90	1.69	0.34
Hypothetical	1,000.00	1,023.11	1.71	0.34

JPMorgan Tax Free Bond Fund
Class A
Actual	1,000.00	1,014.30	3.30	0.66
Hypothetical	1,000.00	1,021.52	3.31	0.66
Class C
Actual	1,000.00	1,011.40	6.18	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class I
Actual	1,000.00	1,016.30	2.25	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Class R6
Actual	1,000.00	1,016.50	2.00	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40

JPMorgan Ultra-Short Municipal Fund
Class A
Actual	1,000.00	1,000.50	2.18	0.44
Hypothetical	1,000.00	1,022.61	2.21	0.44
Class I
Actual	1,000.00	1,000.60	1.19	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	153

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds has adopted the J.P. Morgan Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”) established for a J.P. Morgan Fund and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2021, the Board reviewed the Program Administrator’s annual report (the “Report”) concerning the operation of the Program for the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a J.P. Morgan Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of four liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions, including additional focus on particular asset classes and securities impacted by the COVID-19 pandemic; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; (5) the oversight of the liquidity vendor retained to perform liquidity classifications for the Program including during the COVID-19 pandemic; and (6) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by the significant market volatility created in March 2020 by the COVID-19 pandemic. The Report further summarized that the Program Administrator instituted a stressed market protocol in March 2020 to: (1) review the results of the liquidity risk framework and daily liquidity classifications of each Fund’s investments; and (2) perform additional stress testing. The Report noted that each Fund was able to meet redemption requests without significant dilution to remaining shareholders during the Program Reporting Period, including during March 2020.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

154	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 28, 2021

TAX LETTER

(Unaudited)

(Dollar values in thousands)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2021. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2021. The information necessary to complete your income tax returns for the calendar year ending December 31, 2021 will be provided under separate cover.

Treasury Income

The Fund listed below had the following percentage, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2021:

Income from U.S. Treasury Obligations
JPMorgan Ultra-Short Municipal Fund	1.2%

Tax-Exempt Income

Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2021:

Exempt Distributions Paid
JPMorgan High Yield Municipal Fund	$14,299
JPMorgan Short-Intermediate Municipal Bond Fund	26,725
JPMorgan Sustainable Municipal Income Fund	5,428
JPMorgan Tax Free Bond Fund	13,281
JPMorgan Ultra-Short Municipal Fund	26,607

FEBRUARY 28, 2021	J.P. MORGAN MUNICIPAL BOND FUNDS	155

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. February 2021.	AN-MUNIBOND-221

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Dennis P. Harrington. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

On April 1, 2021, Kathleen M. Gallagher replaced Dennis P. Harrington as the audit committee financial expert. Ms. Gallagher is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2021 – $1,446,846

2020 – $1,470,997

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2021 – $148,123

2020 – $166,630

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2021 – $275,258

2020 – $327,487

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2021 and 2020, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2021 – Not applicable

2020 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of                  Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2021 – 0.0%

2020 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2020 - $30.4 million

2019 - $25.2 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 3, 2021

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 3, 2021